UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Emerging Markets Value Fund
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$17	0.15%
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.49% for the Fund’s and 22.58% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap value stocks outperformed large cap value stocks. Large cap value stocks underperformed large cap growth stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
•Focus on small value stocks contributed.
HOW DID THE Fund PERFORM?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DEMVF

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional Emerging Markets Value Fund	23.49%	7.30%	4.91%
MSCI Emerging Markets Index (net div.)[1]	25.32%	3.93%	3.43%
MSCI Emerging Markets Value Index (net div.)	22.58%	4.08%	2.52%
1	The Fund has added this index in response to new regulatory requirements.
KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,158,040
Number of Holdings	3,558
Net Advisory Fees Paid (Thousands)	$10,985
Portfolio Turnover Rate	13%
WHAT DID THE Fund INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
China Construction Bank Corp. H	2.5%
Hon Hai Precision Industry Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
Reliance Industries Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Axis Bank Ltd.	1.3%
HDFC Bank Ltd.	1.2%
Ping An Insurance Group Co. of China Ltd. H	1.2%
Bank of China Ltd. H	1.1%
KB Financial Group, Inc.	1.0%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	26.1%
Taiwan	20.0%
India	19.6%
South Korea	10.7%
Brazil	3.5%
Saudi Arabia	3.3%
South Africa	3.0%
Mexico	2.2%
Thailand	1.7%
Indonesia	1.7%
Excludes short-term investments and collateral for loaned securities.
How Did the Fund Change?
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Fund.
• Allen Pu no longer serves as a portfolio manager to the Fund.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DEMVF

(b)	Not applicable.
ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees

Fiscal Year Ended October 31, 2024:	$62,519
Fiscal Year Ended October 31, 2023:	$64,316

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2024:	$4,916
	Fiscal Year Ended October 31, 2023:	$5,092

For fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2024:	$240,000
Fiscal Year Ended October 31, 2023:	$235,000

For the fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b) refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2024 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2024:	$1,207,226
Fiscal Year Ended October 31, 2023:	$1,139,475

(h)		The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

	(i)	Not applicable.

	(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedule of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.

(b)	Please see Financial Highlights included below.

Annual Financial Statements & Other Information

Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

i

CONTINUED

ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

GO	General Obligation

REIT	Real Estate Investment Trust

AUD	Australian Dollars

CAD	Canadian Dollars

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

HKD	Hong Kong Dollar

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollars

SEK	Swedish Krona

SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements

#	Total or Partial Securities on Loan

*	Non-Income Producing Securities

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity

Guidelines. The liquidity determination is unaudited

††	Security valued using significant unobservable inputs (Level 3)

†	See Note B to Financial Statements

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

Represents 7 Day subsidized yield as of 10/31/24

Financial Highlights

(A)	Computed using average shares outstanding

(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s)

(C)	Non-Annualized

(D)	Annualized

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.

SEC	Securities and Exchange Commission

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.5%)
	AGL Energy Ltd.	259,985	$1,785,060
#	ALS Ltd.	243,765	2,250,288
	Ampol Ltd.	156,871	2,872,078
	ANZ Group Holdings Ltd.	668,376	13,621,840
	APA Group	403,176	1,846,042
	Aristocrat Leisure Ltd.	200,182	8,055,249
	ASX Ltd.	41,528	1,768,553
	Atlas Arteria Ltd.	329,488	1,054,765
#	Aurizon Holdings Ltd.	1,213,919	2,691,582
	Bendigo & Adelaide Bank Ltd.	285,791	2,302,569
	BHP Group Ltd. (BHP AU)	996,594	27,687,936
#	BHP Group Ltd. (BHP LN), Class DI	242,396	6,727,385
#	BHP Group Ltd. (BHP US), Sponsored ADR	298,208	16,538,616
	BlueScope Steel Ltd.	232,410	3,088,352
	Brambles Ltd.	570,506	6,868,900
	CAR Group Ltd.	90,286	2,223,836
	Challenger Ltd.	16,787	66,486
	Cleanaway Waste Management Ltd.	1,014,244	1,815,894
	Cochlear Ltd.	21,238	3,931,971
	Coles Group Ltd.	492,343	5,682,373
	Commonwealth Bank of Australia	399,233	37,238,189
	Computershare Ltd.	179,161	3,097,237
	CSL Ltd.	67,686	12,708,398
	Endeavour Group Ltd.	661,754	2,035,629
	Evolution Mining Ltd.	1,203,701	4,126,948
#	Flight Centre Travel Group Ltd.	2,865	29,965
	Fortescue Ltd.	638,579	7,996,828
#	Harvey Norman Holdings Ltd.	414,306	1,242,540
#	IDP Education Ltd.	7,071	64,374
	Incitec Pivot Ltd.	992,567	1,958,054
	Insurance Australia Group Ltd.	1,347,639	6,617,520
*	James Hardie Industries PLC (JHX AU), CDI	156,524	4,992,059
	JB Hi-Fi Ltd.	87,528	4,696,949
	Lottery Corp. Ltd.	773,107	2,526,114
#*	Lynas Rare Earths Ltd.	298,029	1,481,133
	Macquarie Group Ltd.	69,787	10,562,067
	Medibank Pvt Ltd.	854,349	2,007,876

		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources Ltd.	57,490	$1,477,344
	National Australia Bank Ltd.	761,920	19,310,954
	Netwealth Group Ltd.	69,830	1,259,917
#*	NEXTDC Ltd.	202,074	2,158,570
	Northern Star Resources Ltd.	466,038	5,408,088
	Orica Ltd.	256,717	2,916,038
	Origin Energy Ltd.	639,687	4,039,042
#*	Pilbara Minerals Ltd.	1,041,411	1,928,888
	Premier Investments Ltd.	43,789	963,617
	Pro Medicus Ltd.	22,446	2,843,353
*	Qantas Airways Ltd.	299,473	1,585,553
	QBE Insurance Group Ltd.	516,186	5,827,802
	Qube Holdings Ltd.	798,076	1,946,470
	Ramsay Health Care Ltd.	61,205	1,609,788
	REA Group Ltd.	14,858	2,196,531
	Reece Ltd.	79,223	1,180,470
	Rio Tinto Ltd.	129,036	10,131,584
	Santos Ltd.	2,230,872	9,924,841
#	SEEK Ltd.	117,034	1,901,359
	Seven Group Holdings Ltd.	107,212	2,920,992
	Sonic Healthcare Ltd.	199,908	3,522,443
	South32 Ltd. (S32 AU)	2,534,898	6,079,075
	Steadfast Group Ltd.	394,176	1,419,607
	Suncorp Group Ltd.	483,395	5,670,354
	Technology One Ltd.	153,363	2,444,298
*	Telix Pharmaceuticals Ltd.	70,294	960,541
	Telstra Group Ltd. (TLS AU)	1,230,917	3,081,506
#	TPG Telecom Ltd.	178,430	528,150
	Transurban Group	774,854	6,457,591
	Treasury Wine Estates Ltd.	295,168	2,191,429
	Wesfarmers Ltd.	328,349	14,444,424
	Westpac Banking Corp.	748,445	15,718,682
	Whitehaven Coal Ltd.	858,906	3,841,357
	WiseTech Global Ltd.	33,313	2,557,711
	Woodside Energy Group Ltd. (WDS AU)	656,980	10,339,843
	Woodside Energy Group Ltd. (WDS LN)	43,801	684,644

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	$1,079,379
	Woolworths Group Ltd.	343,006	6,727,445
	Worley Ltd.	174,527	1,602,628
*	Xero Ltd.	41,530	4,034,869
#	Yancoal Australia Ltd.	297,444	1,272,806

TOTAL AUSTRALIA			392,451,638

AUSTRIA — (0.2%)
	Erste Group Bank AG	129,852	7,345,168
	OMV AG	82,151	3,404,392
	Verbund AG	15,763	1,298,149

TOTAL AUSTRIA			12,047,709

BELGIUM — (0.9%)
	Ageas SA	16,867	880,240
	Anheuser-Busch InBev SA (ABI BB)	297,365	17,631,177
*	Argenx SE (ARGX BB)	4,901	2,889,902
*	Argenx SE (ARGX US), ADR	1,689	990,261
	D’ieteren Group	5,993	1,297,465
	Elia Group SA	222	21,125
	KBC Group NV	175,179	12,760,241
	Lotus Bakeries NV	57	747,162
	Solvay SA	48,531	1,974,441
	Syensqo SA	76,668	5,947,539
	UCB SA	34,037	6,553,769

TOTAL BELGIUM			51,693,322

CANADA — (10.9%)
	Agnico Eagle Mines Ltd. (AEM CN)	19,693	1,699,833
	Agnico Eagle Mines Ltd. (AEM US)	154,311	13,315,496
	Alamos Gold, Inc. (AGI US), Class A	202,728	4,091,051
	Alimentation Couche-Tard, Inc.	256,932	13,398,810
	AltaGas Ltd.	156,204	3,732,472
	ARC Resources Ltd.	412,789	6,836,582
	AtkinsRealis Group, Inc.	90,231	4,341,923
#	Bank of Montreal (BMO CN)	11,607	1,057,705
	Bank of Montreal (BMO US)	185,221	16,877,337
	Bank of Nova Scotia (BNS CN)	153,045	7,880,056

		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (BNS US)	168,645	$8,683,531
	Barrick Gold Corp. (0R22 LI)	141,262	2,718,167
	Barrick Gold Corp. (GOLD US)	384,570	7,429,892
	BCE, Inc. (BCE US)	17,800	574,228
*	Bombardier, Inc. (BBD/A CN), Class A	600	44,071
*	Bombardier, Inc. (BBD/B CN), Class B	48,400	3,560,260
	Brookfield Corp. (BN CN)	92,109	4,884,148
	Brookfield Corp. (BN US)	120,488	6,385,864
#	Brookfield Infrastructure Corp. (BIPC US), Class A	2,520	103,501
*	CAE, Inc. (CAE CN)	27,144	477,630
	Cameco Corp. (CCJ US)	59,913	3,128,657
	Canadian Imperial Bank of Commerce (CM CN)	160,785	10,059,239
	Canadian Imperial Bank of Commerce (CM US)	109,835	6,871,278
	Canadian National Railway Co. (CNI US)	58,609	6,325,083
	Canadian National Railway Co. (CNR CN)	78,308	8,455,925
	Canadian Natural Resources Ltd. (CNQ CN)	31,472	1,070,276
	Canadian Natural Resources Ltd. (CNQ US)	691,531	23,525,885
	Canadian Pacific Kansas City Ltd. (CP CN)	66,912	5,161,790
	Canadian Pacific Kansas City Ltd. (CP US)	53,055	4,093,724
#	Canadian Tire Corp. Ltd., Class A	25,265	2,688,631
	Canadian Utilities Ltd., Class A	50,390	1,290,195
	CCL Industries, Inc., Class B	74,386	4,339,161

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc. (CLS US)	65,838	$4,503,319
	Cenovus Energy, Inc. (CVE CN)	69,958	1,124,975
	Cenovus Energy, Inc. (CVE US)	406,772	6,536,826
*	CGI, Inc. (GIB US)	82,960	9,184,502
*	CGI, Inc. (GIBA CN)	199	22,045
	Colliers International Group, Inc. (CIGI US)	17,103	2,610,602
	Constellation Software, Inc.	6,352	19,156,320
*	Descartes Systems Group, Inc. (DSG CN)	15,836	1,645,188
*	Descartes Systems Group, Inc. (DSGX US)	7,933	824,477
	Dollarama, Inc.	92,686	9,645,042
	Element Fleet Management Corp.	268,036	5,484,501
#	Emera, Inc.	87,997	3,324,338
	Empire Co. Ltd., Class A	91,042	2,626,608
#	Enbridge, Inc. (ENB CN)	34,288	1,384,947
	Enbridge, Inc. (ENB US)	466,952	18,864,861
	Endeavour Mining PLC	8,560	189,539
	Fairfax Financial Holdings Ltd.	14,192	17,636,160
*	First Quantum Minerals Ltd.	94,804	1,224,922
	FirstService Corp. (FSV CN)	18,565	3,437,395
	FirstService Corp. (FSV US)	3,957	732,718
#	Fortis, Inc. (FTS CN)	109,919	4,754,854
	Fortis, Inc. (FTS US)	25,072	1,083,863
	Franco-Nevada Corp. (FNV US)	30,976	4,109,276
	George Weston Ltd.	22,048	3,497,182
#	GFL Environmental, Inc.	71,106	2,972,231
#	Gildan Activewear, Inc. (GIL US)	98,507	4,816,992
	Great-West Lifeco, Inc.	134,181	4,502,414
Ω	Hydro One Ltd.	110,325	3,552,174
	iA Financial Corp., Inc.	71,974	5,863,993
	IGM Financial, Inc.	28,312	850,570

		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	71,374	$5,315,936
	Intact Financial Corp.	45,388	8,667,842
*	Ivanhoe Mines Ltd., Class A	133,750	1,768,476
	Keyera Corp.	126,300	3,878,757
	Kinross Gold Corp. (K CN)	748,885	7,556,889
	Kinross Gold Corp. (KGC US)	375,679	3,786,844
	Loblaw Cos. Ltd.	56,928	7,197,648
	Lundin Mining Corp.	441,451	4,292,920
	Magna International, Inc. (MGA US)	166,871	6,586,398
#	Manulife Financial Corp. (MFC CN)	97,370	2,844,140
	Manulife Financial Corp. (MFC US)	190,396	5,561,467
*	MEG Energy Corp.	15,013	274,414
	Metro, Inc.	94,918	5,637,080
	National Bank of Canada	194,599	18,560,525
	Nutrien Ltd. (NTR CN)	12,443	593,307
	Nutrien Ltd. (NTR US)	204,102	9,731,565
	Onex Corp.	4,959	356,944
	Open Text Corp. (OTEX US)	88,610	2,658,300
#	Pan American Silver Corp. (PAAS US)	173,732	4,067,066
	Parkland Corp.	4,742	110,346
	Pembina Pipeline Corp. (PBA US)	140,738	5,881,441
	Quebecor, Inc., Class B	84,607	2,106,744
	RB Global, Inc. (RBA CN)	15,049	1,275,061
	RB Global, Inc. (RBA US)	30,009	2,542,963
	Restaurant Brands International, Inc. (QSR CN)	58,971	4,101,520
#	Restaurant Brands International, Inc. (QSR US)	28,059	1,951,503
	Rogers Communications, Inc. (RCI US), Class B	63,944	2,322,446
#	Rogers Communications, Inc. (RCIB CN), Class B	79,209	2,876,862

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Royal Bank of Canada (RY CN)	244,254	$29,539,937
	Royal Bank of Canada (RY US)	206,240	24,932,354
	Saputo, Inc.	82,088	1,565,883
*	Shopify, Inc. (SHOP CN), Class A	9,260	724,386
#*	Shopify, Inc. (SHOP US), Class A	52,496	4,105,712
*	South Bow Corp.	68,269	1,704,012
	Stantec, Inc. (STN CN)	43,878	3,559,149
	Stantec, Inc. (STN US)	2,600	211,016
	Sun Life Financial, Inc. (SLF CN)	43,891	2,433,573
	Sun Life Financial, Inc. (SLF US)	150,128	8,320,094
	Suncor Energy, Inc. (SU US)	520,900	19,674,393
	TC Energy Corp. (TRP CN)	3,077	143,115
	TC Energy Corp. (TRP US)	338,269	15,732,891
	Teck Resources Ltd. (TECK US), Class B	223,829	10,405,810
	TELUS Corp.	81,584	1,289,664
	TFI International, Inc. (TFII US)	32,010	4,283,578
	Thomson Reuters Corp. (TRI US)	26,806	4,386,534
	TMX Group Ltd.	107,305	3,351,668
	Toromont Industries Ltd.	48,516	4,285,896
	Toronto-Dominion Bank (TD CN)	195,754	10,821,407
#	Toronto-Dominion Bank (TD US)	305,698	16,895,928
	Tourmaline Oil Corp.	204,886	9,445,637
	Waste Connections, Inc. (WCN CN)	22,131	3,912,198
	Waste Connections, Inc. (WCN US)	21,551	3,809,107
	West Fraser Timber Co. Ltd. (WFG CN)	40,174	3,628,312
#	Wheaton Precious Metals Corp. (WPM US)	81,471	5,377,901
	WSP Global, Inc.	38,846	6,943,372

TOTAL CANADA			655,254,166

		Shares	Value»
DENMARK — (3.0%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	658	$1,003,410
	AP Moller - Maersk AS (MAERSKB DC), Class B	872	1,379,298
	Carlsberg AS, Class B	49,267	5,444,676
	Coloplast AS, Class B	34,842	4,363,981
	Danske Bank AS	264,432	7,819,000
*	Demant AS	5,776	213,344
	DSV AS	52,815	11,561,491
*	Genmab AS (GMAB DC)	20,347	4,556,858
*	Genmab AS (GMAB US), Sponsored ADR	1,009	22,521
	H Lundbeck AS (HLUNB DC)	2,027	13,195
	Novo Nordisk AS (NOVOB DC), Class B	923,030	103,531,651
	Novonesis (Novozymes) B, Class B	195,607	12,292,286
*Ω	Orsted AS	46,726	2,750,134
	Pandora AS	69,540	10,514,178
	Rockwool AS (ROCKA DC), Class A	43	18,460
	Rockwool AS (ROCKB DC), Class B	2,765	1,196,554
	Tryg AS	201,083	4,745,709
*	Vestas Wind Systems AS	299,204	5,702,028
*	Zealand Pharma AS	17,754	2,049,565

TOTAL DENMARK			179,178,339

FINLAND — (0.9%)
	Elisa OYJ	4,344	207,002
	Fortum OYJ	211,567	3,123,727
	Kesko OYJ (KESKOA FH), Class A	45,169	946,221
	Kone OYJ, Class B	98,576	5,405,612
#	Metso OYJ	37,637	358,197
	Neste OYJ	139,912	2,246,428
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	1,055,389
	Nokia OYJ (NOKIA FH)	1,564,193	7,401,792
	Nokia OYJ (NOKIA FP)	268,823	1,267,453
	Nordea Bank Abp (NDA FH)	757,584	8,869,021

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA SS)	598,154	$6,999,423
	Sampo OYJ, Class A	126,967	5,629,846
	Stora Enso OYJ, Class R	35,260	393,482
#	UPM-Kymmene OYJ	157,021	4,620,589
	Wartsila OYJ Abp	286,987	5,496,500

TOTAL FINLAND			54,020,682

FRANCE — (8.9%)
	Accor SA	53,271	2,416,755
	Aeroports de Paris SA	14,111	1,678,746
	Air Liquide SA	110,773	19,861,738
	Airbus SE	134,972	20,588,790
Ω	Amundi SA	28,160	2,041,714
	AXA SA	323,708	12,154,357
	BioMerieux	19,678	2,202,429
	BNP Paribas SA	230,011	15,708,367
	Bollore SE	356,077	2,222,979
	Bouygues SA	126,311	4,059,828
	Bureau Veritas SA	168,692	5,350,054
	Capgemini SE	49,461	8,580,533
	Carrefour SA	307,187	4,878,414
	Cie de Saint-Gobain SA	176,953	16,046,965
	Cie Generale des Etablissements Michelin SCA	390,422	13,194,507
	Credit Agricole SA	260,750	3,996,797
	Danone SA	192,348	13,741,054
	Dassault Aviation SA	9,499	1,917,975
	Dassault Systemes SE	70,721	2,420,438
	Edenred SE	52,297	1,691,424
	Eiffage SA	43,133	4,014,545
	Engie SA	792,687	13,286,631
	EssilorLuxottica SA	54,473	12,777,072
	Eurofins Scientific SE	67,409	3,324,743
Ω	Euronext NV	37,614	4,150,124
	Getlink SE	132,730	2,255,699
	Hermes International SCA	9,337	21,220,674
	Ipsen SA	22,202	2,706,588
	Kering SA	22,325	5,576,125
	Legrand SA	91,595	10,338,179
	L’Oreal SA	54,139	20,311,335
	LVMH Moet Hennessy Louis Vuitton SE	82,528	54,940,568
	Orange SA (ORA FP)	1,251,477	13,748,350
	Pernod Ricard SA	36,289	4,527,725
*	Pluxee NV	48,220	1,014,899
	Publicis Groupe SA (PUB FP)	104,028	11,056,442
	Renault SA	82,943	3,795,009

		Shares	Value»

FRANCE — (Continued)
	Rexel SA	18,645	$513,697
	Safran SA	80,768	18,283,094
	Sanofi SA (SAN FP)	216,767	22,907,886
	Sartorius Stedim Biotech	2,736	548,849
	Schneider Electric SE (0NWV LI)	935	243,292
	Schneider Electric SE (SU FP)	100,339	25,992,682
	Societe Generale SA	324,830	9,329,592
	Sodexo SA	43,413	3,773,841
	Sodexo, Inc.	16,625	1,443,091
	STMicroelectronics NV (STM FP)	178,896	4,862,827
	STMicroelectronics NV (STM US)	191,480	5,196,767
	Thales SA	34,475	5,557,318
	TotalEnergies SE (TTE FP)	937,065	58,806,118
	TotalEnergies SE (TTE US), Sponsored ADR	18,895	1,182,071
	Veolia Environnement SA (VEOEY US), ADR	34,172	542,651
	Veolia Environnement SA (VIE FP)	217,945	6,919,685
	Vinci SA	164,710	18,450,927
	Vivendi SE	340,073	3,633,856

TOTAL FRANCE			531,986,816

GERMANY — (7.2%)
	adidas AG	56,157	13,449,106
	Allianz SE (ALIZY US), ADR	69,394	2,178,972
	Allianz SE (ALV GR)	73,809	23,235,457
	BASF SE	354,147	17,216,011
	Bayer AG	486,282	13,103,800
	Bayerische Motoren Werke AG	130,059	10,253,330
	Beiersdorf AG	17,838	2,408,018
	Brenntag SE	64,624	4,215,620
	Commerzbank AG	484,764	8,597,589
	Continental AG	51,008	3,183,425
*Ω	Covestro AG	101,939	6,456,451
	CTS Eventim AG & Co. KGaA	7,755	814,392
	Daimler Truck Holding AG	246,452	10,190,944
*Ω	Delivery Hero SE	2,755	116,955
	Deutsche Bank AG (DB US)	724,088	12,266,051
	Deutsche Bank AG (DBK GR)	18,657	316,978

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Boerse AG	79,669	$18,505,378
#	Deutsche Lufthansa AG	346,934	2,410,798
	Deutsche Post AG	408,463	16,407,761
	Deutsche Telekom AG (DTE GR)	1,373,468	41,524,761
	Deutsche Wohnen SE	6,553	167,413
Ω	DWS Group GmbH & Co. KGaA	1,507	64,316
	E.ON SE	716,484	9,669,001
	Evonik Industries AG	104,914	2,312,218
	Fresenius Medical Care AG (FME GR)	97,884	3,831,665
*	Fresenius SE & Co. KGaA	186,413	6,806,057
	GEA Group AG	9,581	471,920
	Hannover Rueck SE	18,632	4,892,649
#Ω	Hapag-Lloyd AG	11,070	1,941,344
	Heidelberg Materials AG	77,789	8,567,608
	Hella GmbH & Co. KGaA	5,208	490,660
	Henkel AG & Co. KGaA	41,920	3,272,134
	HOCHTIEF AG	6,446	789,402
	Infineon Technologies AG (IFX GR)	469,192	14,838,025
	Knorr-Bremse AG	33,897	2,796,193
	Mercedes-Benz Group AG	318,203	19,331,039
	Merck KGaA	16,618	2,747,375
	MTU Aero Engines AG	13,065	4,270,179
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,855	20,892,438
	Nemetschek SE	37,203	4,008,703
	Qiagen NV (QGEN US)	15,993	673,312
	Qiagen NV (QIA GR)	49,490	2,097,285
	Rational AG	2,583	2,529,537
	Rheinmetall AG	17,368	8,941,662
	RWE AG	241,954	7,841,627
	SAP SE (SAP GR)	121,405	28,346,232
	Siemens AG (SIE GR)	189,024	36,774,582
*	Siemens Energy AG	178,818	7,344,608
Ω	Siemens Healthineers AG	57,939	3,024,674
	Symrise AG	36,238	4,360,542
*	Talanx AG	39,645	3,055,368
	Volkswagen AG	11,232	1,119,047
	Vonovia SE	251,595	8,248,727

TOTAL GERMANY			433,369,339

		Shares	Value»
HONG KONG — (1.6%)
	AIA Group Ltd.	3,249,000	$25,642,143
	ASMPT Ltd.	53,400	578,901
	BOC Hong Kong Holdings Ltd.	1,008,000	3,290,848
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	498,439
#	Cathay Pacific Airways Ltd.	1,108,000	1,152,439
	Chow Tai Fook Jewellery Group Ltd.	663,800	628,720
	CK Asset Holdings Ltd.	718,486	2,937,146
	CK Hutchison Holdings Ltd.	829,962	4,364,877
	CK Infrastructure Holdings Ltd.	197,000	1,394,047
	CLP Holdings Ltd.	374,400	3,180,377
Ω	ESR Group Ltd.	132,400	179,497
	Galaxy Entertainment Group Ltd.	530,000	2,358,806
	Hang Seng Bank Ltd.	184,300	2,254,391
	Henderson Land Development Co. Ltd.	572,571	1,836,054
	HK Electric Investments & HK Electric Investments Ltd.	830,500	561,875
	HKT Trust & HKT Ltd.	3,118,000	3,874,756
	Hong Kong & China Gas Co. Ltd.	3,986,661	3,087,931
	Hong Kong Exchanges & Clearing Ltd.	349,451	13,992,141
	MGM China Holdings Ltd.	170,800	221,656
	MTR Corp. Ltd.	278,314	1,012,615
	Power Assets Holdings Ltd.	277,707	1,849,880
	PRADA SpA	167,500	1,285,983
Ω	Samsonite International SA	15,300	35,953
*	Sands China Ltd.	738,400	1,878,694
	Sino Land Co. Ltd.	1,739,584	1,740,902
	SITC International Holdings Co. Ltd.	377,000	1,065,519
	Sun Hung Kai Properties Ltd.	274,108	2,968,032
	Swire Pacific Ltd. (19 HK), Class A	195,000	1,633,256
	Swire Pacific Ltd. (87 HK), Class B	262,500	354,216
	Swire Properties Ltd.	223,400	454,663

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Techtronic Industries Co. Ltd.	426,000	$6,162,280
Ω	WH Group Ltd.	5,480,735	4,265,746
	Wharf Real Estate Investment Co. Ltd.	512,609	1,541,205
	Xinyi Glass Holdings Ltd.	80,000	90,847

TOTAL HONG KONG			98,374,835

IRELAND — (0.4%)
	AIB Group PLC	861,102	4,616,404
	Bank of Ireland Group PLC	702,580	6,511,656
	Kerry Group PLC (KYGA ID), Class A	29,556	2,951,917
	Kerry Group PLC (KYGA LN), Class A	18,318	1,791,689
	Kingspan Group PLC (KSP ID)	52,236	4,612,799

TOTAL IRELAND			20,484,465

ISRAEL — (0.7%)
*	Airport City Ltd.	27,194	413,129
	Amot Investments Ltd.	66,234	322,208
#*	Ashtrom Group Ltd.	20,618	315,166
	Aura Investments Ltd.	39,829	202,136
	Azrieli Group Ltd.	9,244	705,694
	Bank Hapoalim BM	406,787	4,238,412
	Bank Leumi Le-Israel BM	544,991	5,536,850
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	957,586
*	Big Shopping Centers Ltd.	2,966	354,608
	Camtek Ltd.	6,429	509,836
*	Clal Insurance Enterprises Holdings Ltd.	32,840	629,286
#	Delek Group Ltd.	6,339	746,699
	Elbit Systems Ltd. (ESLT IT)	1,836	420,552
#	Elbit Systems Ltd. (ESLT US)	1,611	367,469
#	Electra Ltd.	961	436,664
	Energix-Renewable Energies Ltd.	93,195	324,283
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	275,088
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	85,049

		Shares	Value»
ISRAEL — (Continued)
*	Fattal Holdings 1998 Ltd.	3,434	$432,221
	First International Bank of Israel Ltd.	30,269	1,343,171
	Formula Systems 1985 Ltd. (FORTY IT)	3,788	324,287
	Gav-Yam Lands Corp. Ltd.	14,388	118,719
	Harel Insurance Investments & Financial Services Ltd.	110,051	1,147,498
	Hilan Ltd.	7,611	417,158
	ICL Group Ltd.	228,087	936,332
	Israel Canada TR Ltd.	33,298	124,745
	Israel Discount Bank Ltd., Class A	654,755	3,848,645
	Kenon Holdings Ltd.	3,925	111,866
	Matrix IT Ltd.	21,993	441,170
	Melisron Ltd.	6,899	546,753
#	Menora Mivtachim Holdings Ltd.	10,679	332,195
	Migdal Insurance & Financial Holdings Ltd.	168,236	273,778
	Mivne Real Estate KD Ltd.	176,043	480,015
	Mizrahi Tefahot Bank Ltd.	50,700	2,090,492
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	867,805
*	Nova Ltd. (NVMI IT)	8,428	1,584,930
*	OPC Energy Ltd.	37,106	300,473
	Paz Retail & Energy Ltd.	703	79,574
	Phoenix Financial Ltd.	104,783	1,214,959
#*	Shapir Engineering & Industry Ltd.	40,599	266,254
#*	Shikun & Binui Ltd.	128,304	339,531
	Shufersal Ltd.	84,896	751,720
	Strauss Group Ltd.	14,917	251,355
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	35,664	656,282
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	251,330	4,634,525
*	Tower Semiconductor Ltd. (TSEM IT)	34,410	1,451,257
#	YH Dimri Construction & Development Ltd.	2,309	201,646

TOTAL ISRAEL			42,410,071

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (2.3%)
	Banca Mediolanum SpA	9,095	$112,422
	Banco BPM SpA	361,923	2,441,203
	Davide Campari-Milano NV	67,465	452,944
	Enel SpA	2,454,239	18,613,128
	Eni SpA (ENI IM)	877,138	13,361,604
	Ferrari NV (RACE IM)	35,703	17,043,700
	Ferrari NV (RACE US)	65	30,932
	FinecoBank Banca Fineco SpA	244,712	3,906,615
	Generali	155,310	4,306,155
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,028,710
	Intesa Sanpaolo SpA	3,246,212	13,893,815
	Leonardo SpA	171,357	4,084,431
	Mediobanca Banca di Credito Finanziario SpA	236,095	3,894,923
	Moncler SpA	51,958	2,886,655
*Ω	Nexi SpA	27,187	171,843
Ω	Poste Italiane SpA	154,290	2,169,524
	Prysmian SpA	75,797	5,349,320
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,863,397
	Snam SpA	414,748	1,992,410
	Stellantis NV (STLA UX)	26,989	367,590
	Stellantis NV (STLAM IM)	852,765	11,684,862
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	44,357	109,562
	Tenaris SA (TEN IM)	101,644	1,674,633
#	Tenaris SA (TS US), ADR	13,804	453,876
	Terna - Rete Elettrica Nazionale	381,246	3,302,250
	UniCredit SpA	460,280	20,362,404

TOTAL ITALY			136,558,908

JAPAN — (21.2%)
	ABC-Mart, Inc.	35,500	695,580
	Acom Co. Ltd.	211,300	496,483
	Advantest Corp.	232,400	13,455,868
	Aeon Co. Ltd.	221,500	5,427,443
	Aeon Mall Co. Ltd.	38,848	514,441
	AGC, Inc.	105,400	3,229,997
	Air Water, Inc.	162,000	2,037,806
	Aisin Corp.	248,400	2,582,707
	Ajinomoto Co., Inc.	124,400	4,778,919
	Alfresa Holdings Corp.	87,600	1,263,897
	Amada Co. Ltd.	164,800	1,624,087

		Shares	Value»
JAPAN — (Continued)
	ANA Holdings, Inc.	43,600	$858,777
#	Aozora Bank Ltd.	44,000	758,567
	Asahi Group Holdings Ltd.	586,600	7,042,294
	Asahi Intecc Co. Ltd.	73,900	1,184,146
	Asahi Kasei Corp.	656,912	4,531,826
	Asics Corp.	236,900	4,137,908
	Astellas Pharma, Inc.	299,575	3,507,523
	Azbil Corp.	112,300	873,240
	Bandai Namco Holdings, Inc.	192,400	4,033,880
	BayCurrent, Inc.	61,700	2,005,191
	BIPROGY, Inc.	49,200	1,552,555
	Bridgestone Corp.	219,113	7,808,112
	Brother Industries Ltd.	148,000	2,882,630
	Calbee, Inc.	45,100	1,008,408
	Canon Marketing Japan, Inc.	28,600	859,117
#	Canon, Inc. (7751 JP)	205,100	6,670,873
	Canon, Inc. (CAJ US), Sponsored ADR	22,768	732,902
	Capcom Co. Ltd.	118,700	2,348,889
	Central Japan Railway Co.	178,125	3,688,830
	Chiba Bank Ltd.	198,137	1,445,947
	Chubu Electric Power Co., Inc.	214,900	2,470,309
	Chugai Pharmaceutical Co. Ltd.	183,900	8,750,229
#	Chugoku Electric Power Co., Inc.	91,808	668,148
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	777,776
	COMSYS Holdings Corp.	60,800	1,275,653
	Concordia Financial Group Ltd.	460,464	2,280,815
	Cosmo Energy Holdings Co. Ltd.	48,094	2,373,906
	Cosmos Pharmaceutical Corp.	15,800	759,396
	Credit Saison Co. Ltd.	112,400	2,528,130
	CyberAgent, Inc.	165,800	1,082,293
	Dai Nippon Printing Co. Ltd.	161,200	2,797,847
	Daicel Corp.	5,700	50,309
	Daido Steel Co. Ltd.	3,800	29,424
	Daifuku Co. Ltd.	86,947	1,634,319
	Dai-ichi Life Holdings, Inc.	221,265	5,516,203
	Daiichi Sankyo Co. Ltd.	217,938	7,093,493
	Daikin Industries Ltd.	86,800	10,420,922

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daito Trust Construction Co. Ltd.	26,300	$2,906,241
	Daiwa House Industry Co. Ltd.	228,500	6,815,846
	Daiwa Securities Group, Inc.	513,300	3,358,153
	Denso Corp.	418,100	5,938,481
#	Dentsu Group, Inc.	81,182	2,505,905
	Dentsu Soken, Inc.	12,000	427,097
	Dexerials Corp.	71,400	1,090,105
	Disco Corp.	28,200	8,023,874
	DMG Mori Co. Ltd.	73,900	1,409,130
	Dowa Holdings Co. Ltd.	5,640	191,620
	East Japan Railway Co.	215,200	4,322,362
	Ebara Corp.	200,000	3,005,679
	Eisai Co. Ltd.	57,100	1,934,555
	Electric Power Development Co. Ltd.	50,800	848,939
	ENEOS Holdings, Inc.	1,399,470	7,059,691
	EXEO Group, Inc.	49,000	501,504
	FANUC Corp.	107,400	2,849,464
#	Fast Retailing Co. Ltd.	52,500	16,785,376
	Fuji Electric Co. Ltd.	50,500	2,571,858
	Fuji Media Holdings, Inc.	23,019	260,217
#	Fuji Soft, Inc.	22,800	1,396,047
	FUJIFILM Holdings Corp.	245,000	5,828,137
	Fujikura Ltd.	138,700	5,097,674
	Fujitsu Ltd.	480,840	9,244,553
	Fukuoka Financial Group, Inc.	79,500	1,813,519
	Fuyo General Lease Co. Ltd.	1,400	99,069
	GMO Payment Gateway, Inc.	17,502	1,048,319
	Goldwin, Inc.	9,100	471,976
	Gunma Bank Ltd.	118,391	666,728
	Hachijuni Bank Ltd.	190,571	1,045,803
	Hakuhodo DY Holdings, Inc.	135,600	1,074,618
	Hamamatsu Photonics KK	103,800	1,372,510
	Hankyu Hanshin Holdings, Inc.	89,948	2,445,690
	Haseko Corp.	179,500	2,169,635
	Hikari Tsushin, Inc.	6,700	1,352,275
	Hirose Electric Co. Ltd.	14,700	1,749,445

		Shares	Value»
JAPAN — (Continued)
	Hisamitsu Pharmaceutical Co., Inc.	9,100	$267,552
	Hitachi Construction Machinery Co. Ltd.	64,600	1,401,602
	Hitachi Ltd. (6501 JP)	1,394,075	35,025,939
	Honda Motor Co. Ltd. (7267 JP)	1,275,807	12,830,931
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	402,577
	Horiba Ltd.	26,200	1,610,619
	Hoshizaki Corp.	26,000	854,574
	Hoya Corp.	107,200	14,342,713
	Hulic Co. Ltd.	183,200	1,696,499
	Ibiden Co. Ltd.	47,000	1,492,940
	Idemitsu Kosan Co. Ltd.	612,595	4,176,327
	IHI Corp.	43,600	2,321,215
	Iida Group Holdings Co. Ltd.	73,650	1,067,706
	INFRONEER Holdings, Inc.	15,700	118,021
	Inpex Corp.	501,917	6,616,295
	Internet Initiative Japan, Inc.	49,200	944,687
	Isetan Mitsukoshi Holdings Ltd.	137,580	2,047,220
	Isuzu Motors Ltd.	424,293	5,486,866
#	Ito En Ltd.	1,809	39,645
	ITOCHU Corp.	244,000	12,070,149
	Iwatani Corp.	135,600	1,767,682
	Iyogin Holdings, Inc.	29,800	282,892
	J Front Retailing Co. Ltd.	161,300	1,712,953
	Japan Airlines Co. Ltd.	85,800	1,376,067
	Japan Airport Terminal Co. Ltd.	25,200	923,130
	Japan Exchange Group, Inc.	345,800	4,053,143
	Japan Post Bank Co. Ltd.	199,800	1,784,483
	Japan Post Holdings Co. Ltd.	490,590	4,526,224
	Japan Post Insurance Co. Ltd.	65,500	1,079,323
	Japan Steel Works Ltd.	10,700	362,932
	Japan Tobacco, Inc.	400,700	11,186,523
	JFE Holdings, Inc.	327,413	3,941,845
	Kadokawa Corp.	30,600	666,078
	Kagome Co. Ltd.	5,900	116,875
	Kajima Corp.	166,500	2,868,049
	Kakaku.com, Inc.	52,699	809,192

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kamigumi Co. Ltd.	4,600	$96,009
	Kandenko Co. Ltd.	35,100	513,637
	Kansai Electric Power Co., Inc.	244,100	3,914,650
	Kansai Paint Co. Ltd.	59,300	965,798
	Kao Corp.	102,400	4,513,316
	Kawasaki Heavy Industries Ltd.	73,100	2,798,876
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,370,487
	KDDI Corp.	539,700	16,827,517
	Keihan Holdings Co. Ltd.	4,501	84,021
	Keio Corp.	36,082	806,938
	Keisei Electric Railway Co. Ltd.	42,191	1,097,718
	Kewpie Corp.	53,000	1,253,360
	Keyence Corp.	28,904	13,047,650
	Kikkoman Corp.	202,500	2,375,881
	Kinden Corp.	65,500	1,357,567
	Kintetsu Group Holdings Co. Ltd.	63,028	1,464,866
	Kirin Holdings Co. Ltd.	213,300	3,140,336
#	Kobayashi Pharmaceutical Co. Ltd.	16,400	610,870
#	Kobe Bussan Co. Ltd.	48,000	1,177,425
	Kobe Steel Ltd.	260,200	2,804,356
	Koei Tecmo Holdings Co. Ltd.	42,824	448,165
	Koito Manufacturing Co. Ltd.	98,500	1,275,461
	Komatsu Ltd.	298,500	7,726,757
	Konami Group Corp.	35,400	3,244,758
	Kose Corp.	8,831	485,315
	Kubota Corp. (6326 JP)	342,600	4,377,428
	Kuraray Co. Ltd.	222,000	3,008,425
	Kurita Water Industries Ltd.	50,400	1,890,239
	Kyocera Corp.	434,360	4,405,153
	Kyoto Financial Group, Inc.	111,152	1,631,308
	Kyowa Kirin Co. Ltd.	83,900	1,382,820
	Kyudenko Corp.	22,100	793,399
	Kyushu Electric Power Co., Inc.	143,500	1,607,025
	Kyushu Financial Group, Inc.	33,300	150,810
	Kyushu Railway Co.	46,400	1,220,807
	Lasertec Corp.	28,500	3,867,327
	Lion Corp.	92,900	1,024,839
	Lixil Corp.	168,840	1,981,905
	LY Corp.	608,800	1,660,676

		Shares	Value»
JAPAN — (Continued)
	M3, Inc.	149,500	$1,536,491
	Macnica Holdings, Inc.	2,400	27,375
	Makita Corp. (6586 JP)	79,100	2,582,764
	Marubeni Corp.	272,100	4,067,684
	Marui Group Co. Ltd.	91,200	1,432,050
	Maruwa Co. Ltd.	3,600	993,123
	MatsukiyoCocokara & Co.	108,740	1,480,461
	Mazda Motor Corp.	345,772	2,444,433
	McDonald’s Holdings Co. Japan Ltd.	26,100	1,106,038
	Mebuki Financial Group, Inc.	513,249	1,919,758
	Medipal Holdings Corp.	89,050	1,410,883
	MEIJI Holdings Co. Ltd.	104,568	2,439,276
*	Mercari, Inc.	47,526	664,847
	Minebea Mitsumi, Inc.	165,900	2,920,581
	MISUMI Group, Inc.	120,300	1,957,948
	Mitsubishi Chemical Group Corp.	865,613	4,670,924
	Mitsubishi Corp.	740,400	13,544,929
	Mitsubishi Electric Corp.	419,700	7,383,585
	Mitsubishi Estate Co. Ltd.	226,453	3,348,793
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,524,174
	Mitsubishi HC Capital, Inc.	613,970	4,111,288
	Mitsubishi Heavy Industries Ltd.	570,900	8,059,367
	Mitsubishi Logistics Corp.	136,500	915,073
	Mitsubishi Motors Corp.	456,199	1,355,384
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,563,572	16,480,415
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	746,468	7,897,631
	Mitsui & Co. Ltd. (8031 JP)	543,510	11,080,885
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,616	664,305
	Mitsui Chemicals, Inc.	110,600	2,526,746
	Mitsui Fudosan Co.
	Ltd.	532,800	4,546,035
#	Mitsui OSK Lines Ltd.	117,900	4,013,970

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miura Co. Ltd.	15,300	$357,266
	Mizuho Financial Group, Inc. (8411 JP)	501,612	10,418,978
#	MonotaRO Co. Ltd.	79,687	1,202,185
	MS&AD Insurance Group Holdings, Inc.	286,785	6,343,492
	Murata Manufacturing Co. Ltd.	419,700	7,332,624
	Nagoya Railroad Co. Ltd.	4,428	49,077
	NEC Corp.	54,555	4,642,068
	NEC Networks & System Integration Corp.	19,400	409,849
	Nexon Co. Ltd.	82,199	1,424,668
	NGK Insulators Ltd.	134,012	1,650,905
	NH Foods Ltd.	49,000	1,697,373
	NHK Spring Co. Ltd.	71,400	873,925
	Nichias Corp.	15,900	569,432
	Nichirei Corp.	70,100	1,958,956
	NIDEC Corp. (6594 JP)	173,544	3,457,138
	Nifco, Inc.	6,700	155,649
	Nikon Corp.	147,500	1,827,258
	Nintendo Co. Ltd.	148,900	7,865,338
	Nippon Electric Glass Co. Ltd.	8,500	193,432
	NIPPON EXPRESS HOLDINGS, Inc.	54,000	2,662,304
	Nippon Paint Holdings Co. Ltd.	286,400	2,191,956
	Nippon Sanso Holdings Corp.	83,000	2,881,095
	Nippon Steel Corp.	310,942	6,221,756
	Nippon Telegraph & Telephone Corp.	7,146,900	6,895,577
	Nippon Yusen KK	123,100	4,121,315
	Nissan Chemical Corp.	56,399	1,904,888
#	Nissan Motor Co. Ltd.	1,011,400	2,694,421
	Nisshin Seifun Group, Inc.	81,370	949,998
	Nissin Foods Holdings Co. Ltd.	46,100	1,241,332
	Niterra Co. Ltd.	94,800	2,686,761
	Nitori Holdings Co. Ltd.	24,300	3,094,716
	Nitto Denko Corp.	333,000	5,479,091
	NOF Corp.	101,400	1,647,394
	Nomura Holdings, Inc. (8604 JP)	619,100	3,174,685

		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	300,092	$1,554,477
	Nomura Real Estate Holdings, Inc.	64,100	1,578,124
	Nomura Research Institute Ltd.	126,834	3,794,036
	NS Solutions Corp.	33,800	855,238
	NSK Ltd.	15,400	70,220
	NTT Data Group Corp.	195,500	3,092,854
	Obayashi Corp.	292,800	3,589,500
	OBIC Business Consultants Co. Ltd.	9,700	428,798
	Obic Co. Ltd.	89,500	2,924,629
	Odakyu Electric Railway Co. Ltd.	120,000	1,259,027
	Oji Holdings Corp.	600,000	2,231,161
	Olympus Corp.	163,400	2,876,213
	Omron Corp.	53,900	2,128,042
	Ono Pharmaceutical Co. Ltd.	188,500	2,354,400
	Open House Group Co. Ltd.	60,100	2,215,367
	Oracle Corp. Japan	12,652	1,210,330
	Oriental Land Co. Ltd.	202,700	4,898,679
	ORIX Corp. (8591 JP)	343,700	7,241,715
	Osaka Gas Co. Ltd.	121,800	2,610,009
	Otsuka Corp.	65,200	1,463,313
	Otsuka Holdings Co. Ltd.	92,600	5,594,034
	Pan Pacific International Holdings Corp.	127,500	3,163,056
	Panasonic Holdings Corp.	685,740	5,643,665
	Persol Holdings Co. Ltd.	1,105,565	1,856,833
	Rakus Co. Ltd.	38,100	509,446
*	Rakuten Bank Ltd.	11,800	239,239
#*	Rakuten Group, Inc.	250,013	1,492,216
	Recruit Holdings Co. Ltd.	381,000	23,264,821
	Renesas Electronics Corp.	401,900	5,384,785
	Resona Holdings, Inc.	631,631	4,167,352
	Resonac Holdings Corp.	118,700	2,823,324
	Ricoh Co. Ltd.	270,100	2,925,907
	Rinnai Corp.	43,500	952,952
	Rohm Co. Ltd.	138,248	1,524,160
	Rohto Pharmaceutical Co. Ltd.	54,300	1,221,064
	Rorze Corp.	15,200	221,533

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co. Ltd.	119,200	$1,950,694
	Sankyo Co. Ltd.	147,800	1,963,130
	Sanrio Co. Ltd.	71,400	1,937,005
	Santen Pharmaceutical Co. Ltd.	183,992	2,200,332
	Sanwa Holdings Corp.	136,400	3,455,564
	Sapporo Holdings Ltd.	22,100	1,060,789
	SBI Holdings, Inc.	112,450	2,469,300
	SBI Sumishin Net Bank Ltd.	15,600	273,265
	SCREEN Holdings Co. Ltd.	30,500	1,947,141
	SCSK Corp.	54,499	1,016,934
	Secom Co. Ltd.	114,200	4,061,281
	Sega Sammy
	Holdings, Inc.	99,548	1,873,406
#	Seibu Holdings, Inc.	109,000	2,433,819
	Seiko Epson Corp.	163,400	2,969,902
	Seino Holdings Co. Ltd.	68,100	1,098,294
	Sekisui Chemical Co. Ltd.	188,700	2,663,104
	Sekisui House Ltd.	192,960	4,660,284
	Seven & i Holdings Co. Ltd.	890,228	12,819,224
	Seven Bank Ltd.	58,901	124,315
	SG Holdings Co. Ltd.	159,000	1,594,507
#*	Sharp Corp.	90,600	551,550
	Shimadzu Corp.	77,300	2,280,184
	Shimamura Co. Ltd.	23,708	1,220,392
	Shimano, Inc.	21,600	3,173,248
	Shimizu Corp.	237,600	1,574,080
	Shin-Etsu Chemical Co. Ltd.	533,500	19,549,543
*	Shinko Electric Industries Co. Ltd.	23,200	829,664
	Shionogi & Co. Ltd.	256,200	3,659,239
	Shiseido Co. Ltd.	102,400	2,210,295
	Shizuoka Financial Group, Inc.	202,870	1,618,808
	SHO-BOND Holdings Co. Ltd.	1,100	38,696
#	Skylark Holdings Co. Ltd.	139,100	2,154,416
	SMC Corp.	8,400	3,566,188
#	Socionext, Inc.	69,700	1,297,614
	SoftBank Corp.	7,901,000	9,946,589
	SoftBank Group Corp.	198,376	11,826,877
	Sohgo Security Services Co. Ltd.	219,600	1,526,816
	Sojitz Corp.	107,299	2,192,840
	Sompo Holdings, Inc.	307,182	6,585,699

		Shares	Value»
JAPAN — (Continued)
	Sony Group Corp. (6758 JP)	2,124,000	$37,377,118
	Square Enix Holdings Co. Ltd.	27,000	1,054,528
	Stanley Electric Co. Ltd.	68,800	1,176,702
	Subaru Corp.	332,586	5,939,730
	Sugi Holdings Co. Ltd.	63,300	1,080,734
#	SUMCO Corp.	205,600	1,965,828
	Sumitomo Bakelite Co. Ltd.	27,600	720,763
	Sumitomo Chemical Co. Ltd.	675,649	1,803,807
	Sumitomo Corp.	240,000	5,063,138
	Sumitomo Electric Industries Ltd.	353,200	5,433,118
	Sumitomo Forestry Co. Ltd.	97,000	3,736,813
	Sumitomo Heavy Industries Ltd.	62,210	1,386,222
	Sumitomo Metal Mining Co. Ltd.	115,336	3,188,875
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	814,620	17,281,779
	Sumitomo Mitsui Trust Group, Inc.	195,080	4,278,174
	Sumitomo Realty & Development Co. Ltd.	118,000	3,500,321
	Sumitomo Rubber Industries Ltd.	114,512	1,173,592
	Sundrug Co. Ltd.	43,000	1,063,555
	Suntory Beverage & Food Ltd.	71,700	2,418,757
	Suzuken Co. Ltd.	21,838	713,971
	Suzuki Motor Corp.	601,200	5,965,905
	Sysmex Corp.	176,700	3,278,390
	T&D Holdings, Inc.	172,600	2,755,084
	Taiheiyo Cement Corp.	41,601	906,290
	Taisei Corp.	61,700	2,598,279
#	Taiyo Yuden Co. Ltd.	61,600	1,077,368
	Takasago Thermal Engineering Co. Ltd.	13,700	439,349
	Takashimaya Co. Ltd.	9,300	73,633
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	13,085,576
	TBS Holdings, Inc.	17,600	433,114
	TDK Corp. (6762 JP)	709,010	8,334,620
	Terumo Corp.	188,400	3,588,134
	TIS, Inc.	90,799	2,264,206
	Tobu Railway Co. Ltd.	62,399	1,009,762

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co. Ltd.	18,500	$420,174
	Toho Co. Ltd. (9602 JP)	24,100	920,335
	Toho Gas Co. Ltd.	29,600	740,259
#	Toho Holdings Co. Ltd.	16,900	503,041
	Tohoku Electric Power Co., Inc.	182,900	1,794,045
	Tokio Marine Holdings, Inc. (8766 JP)	523,043	18,837,988
	Tokyo Century Corp.	135,500	1,378,543
*	Tokyo Electric Power Co. Holdings, Inc.	522,400	2,109,720
	Tokyo Electron Ltd.	131,100	19,291,752
	Tokyo Gas Co. Ltd.	117,200	2,891,662
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,086,296
	Tokyo Seimitsu Co. Ltd.	3,900	209,856
	Tokyo Tatemono Co. Ltd.	122,419	1,999,077
	Tokyu Corp.	150,117	1,850,709
	Tokyu Fudosan
	Holdings Corp.	454,800	2,838,136
	Tomy Co. Ltd.	34,500	910,758
	TOPPAN Holdings, Inc.	100,000	2,925,125
	Toray Industries, Inc.	571,293	3,106,730
	Toridoll Holdings Corp.	7,000	179,937
	Tosoh Corp.	133,800	1,662,545
	TOTO Ltd.	52,800	1,473,109
	Toyo Seikan Group Holdings Ltd.	72,000	1,074,819
	Toyo Suisan Kaisha Ltd.	25,300	1,486,218
	Toyo Tire Corp.	1,100	15,607
	Toyoda Gosei Co. Ltd.	4,800	81,553
	Toyota Industries Corp.	30,100	2,086,594
	Toyota Motor Corp. (7203 JP)	2,968,515	51,148,679
#	Toyota Motor Corp. (TM US), Sponsored ADR	52,892	9,151,374
	Toyota Tsusho Corp.	247,980	4,215,341
	Trend Micro, Inc. (4704 JP)	45,000	2,354,507
	Tsumura & Co.	19,000	621,001
	Tsuruha Holdings, Inc.	23,900	1,336,863
	Ulvac, Inc.	2,300	107,542
	Unicharm Corp.	86,200	2,779,514
	USS Co. Ltd.	168,600	1,411,986

		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co. Ltd.	12,800	$159,794
	West Japan Railway Co.	154,800	2,751,372
	Yakult Honsha Co. Ltd.	91,900	1,997,087
	Yamada Holdings Co. Ltd.	277,400	796,552
	Yamaguchi Financial Group, Inc.	74,500	729,490
	Yamaha Corp.	156,600	1,264,585
	Yamaha Motor Co. Ltd.	567,900	4,964,024
	Yamato Holdings Co. Ltd.	103,300	1,095,621
	Yamato Kogyo Co. Ltd.	21,200	1,012,610
	Yamazaki Baking Co. Ltd.	41,200	836,715
	Yaoko Co. Ltd.	7,100	431,593
	Yaskawa Electric Corp.	76,200	2,183,853
	Yokogawa Electric Corp.	76,200	1,689,490
	Yokohama Rubber Co. Ltd.	91,300	1,871,481
	Zenkoku Hosho Co. Ltd.	31,700	1,145,438
	Zensho Holdings Co. Ltd.	30,700	1,540,191
#	ZOZO, Inc.	43,200	1,400,780

TOTAL JAPAN			1,274,064,444

NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV	188,850	3,120,878
*Ω	Adyen NV	4,990	7,623,018
	Aegon Ltd. (AEG US)	516,439	3,243,237
	Aegon Ltd. (AGN NA)	350,997	2,215,429
	Akzo Nobel NV	71,588	4,568,270
	ArcelorMittal SA (MT US)	217,742	5,360,823
	ASM International NV	19,135	10,687,034
	ASML Holding NV (ASML NA)	30,871	20,780,056
	ASML Holding NV (ASML US)	69,649	46,842,435
	ASR Nederland NV	100,158	4,747,389
	BE Semiconductor Industries NV	25,589	2,723,850
	Coca-Cola Europacific Partners PLC	102,049	7,726,589
Ω	CTP NV	11,909	199,218
	HAL Trust	1,634	202,609

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Heineken NV	69,957	$5,737,643
	IMCD NV	3,549	564,259
	ING Groep NV (INGA NA)	811,477	13,771,076
*	InPost SA	12,589	245,587
	JDE Peet’s NV	24,010	542,061
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	15,771,974
	Koninklijke KPN NV	2,048,207	8,007,809
*	Koninklijke Philips NV (PHG US)	175,457	4,596,973
*	Koninklijke Philips NV (PHIA NA)	179,530	4,723,220
	NN Group NV	162,562	7,980,535
	Prosus NV (PRX NA)	245,959	10,371,932
	Randstad NV	2,424	111,764
	Universal Music Group NV	246,635	6,206,859
	Wolters Kluwer NV	118,210	19,869,160

TOTAL NETHERLANDS			218,541,687

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	250,340	946,950
	Auckland International Airport Ltd.	284,772	1,242,613
#	Chorus Ltd. (CNU NZ)	377,181	1,972,877
	Contact Energy Ltd.	269,251	1,382,656
	EBOS Group Ltd.	52,289	1,140,087
	Fisher & Paykel Healthcare Corp. Ltd.	135,751	2,909,293
*	Fletcher Building Ltd. (FBU NZ)	225,929	401,735
	Fonterra Co-Operative Group Ltd.	22,286	65,612
	Genesis Energy Ltd.	4,816	6,139
	Infratil Ltd.	228,082	1,712,319
#	Mainfreight Ltd.	28,501	1,221,241
	Mercury NZ Ltd.	164,839	648,820
#	Meridian Energy Ltd.	289,317	1,027,472
#	Port of Tauranga Ltd.	117,196	416,390
*	Ryman Healthcare Ltd.	108,232	320,411
	Spark New Zealand Ltd.	619,079	1,074,094
	Summerset Group Holdings Ltd.	22,134	163,447
	Vector Ltd.	65,942	151,001

TOTAL NEW ZEALAND			16,803,157

NORWAY — (0.7%)
	Aker ASA, Class A	6,538	341,854

		Shares	Value»
NORWAY — (Continued)
	Aker BP ASA	130,836	$2,799,585
	Aker Solutions ASA	159,249	754,575
	Austevoll Seafood ASA	42,198	366,244
#*Ω	AutoStore Holdings Ltd.	67,198	62,138
	Bakkafrost P	10,429	628,927
	Borregaard ASA	43,288	768,354
Ω	BW LPG Ltd.	74,997	967,250
*	Cadeler AS (CADLR NO)	29,006	194,879
*	Cadeler AS (CDLR US), ADR	8,063	216,814
	DNB Bank ASA	220,050	4,560,089
*Ω	Entra ASA	11,555	123,355
	Equinor ASA	329,211	7,822,776
	Frontline PLC	52,572	1,016,522
#	Gjensidige Forsikring ASA	36,071	652,384
	Golar LNG Ltd.	6,906	250,412
	Golden Ocean Group Ltd.	67,870	734,168
	Hoegh Autoliners ASA	53,902	567,277
	Kongsberg Gruppen ASA	17,719	1,849,707
	Leroy Seafood Group ASA	99,660	459,284
#	Mowi ASA	83,404	1,437,882
*	Nordic Semiconductor ASA	22,795	226,537
	Norsk Hydro ASA	341,534	2,120,021
	Orkla ASA	104,280	963,396
	Protector Forsikring ASA	16,135	419,955
#	Salmar ASA	15,415	783,863
	Schibsted ASA (SCHA NO), Class A	18,044	609,777
	Schibsted ASA (SCHB NO), Class B	30,944	970,456
	SpareBank 1 Sor-Norge ASA	79,319	1,051,043
	Stolt-Nielsen Ltd.	19,501	557,338
	Storebrand ASA	257,410	2,935,319
	Subsea 7 SA	98,067	1,507,274
	Telenor ASA	119,054	1,463,391
#	TOMRA Systems ASA	45,197	649,789
	Var Energi ASA	88,080	277,793
#	Wallenius Wilhelmsen ASA	75,368	749,336
	Wilh Wilhelmsen Holding ASA, Class A	5,441	202,594
#	Yara International ASA	39,442	1,189,891

TOTAL NORWAY			43,252,249

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
	EDP Renovaveis SA	118,283	$1,603,161
	EDP SA (EDP PL)	1,086,515	4,277,497
	Galp Energia SGPS SA	371,585	6,351,086
	Jeronimo Martins SGPS SA	76,801	1,489,909

TOTAL PORTUGAL			13,721,653

SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	773,550	1,634,192
	City Developments Ltd.	263,200	1,031,534
	DBS Group Holdings Ltd.	542,548	15,731,068
	Genting Singapore Ltd.	1,278,500	805,209
	Hafnia Ltd.	151,063	889,155
	Hongkong Land Holdings Ltd.	443,000	1,899,402
#	Jardine Cycle & Carriage Ltd.	75,310	1,576,766
	Keppel Ltd.	497,900	2,397,116
	Oversea-Chinese Banking Corp. Ltd.	863,257	9,904,236
	SATS Ltd.	155,100	460,148
#*	Seatrium Ltd.	861,948	1,228,630
	Sembcorp Industries Ltd.	511,720	1,941,387
	Singapore Airlines Ltd.	625,800	3,052,721
	Singapore Exchange Ltd.	296,000	2,536,420
	Singapore Technologies Engineering Ltd.	465,800	1,596,995
	Singapore Telecommunications Ltd.	697,950	1,646,625
	United Overseas Bank Ltd.	419,865	10,206,514
	UOL Group Ltd.	242,187	978,604
	Wilmar International Ltd.	903,900	2,181,802
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	2,922,352

TOTAL SINGAPORE			64,620,876

SPAIN — (2.4%)
	ACS Actividades de Construccion y Servicios SA	121,543	5,828,646
Ω	Aena SME SA	22,723	5,035,873

		Shares	Value»
SPAIN — (Continued)
	Amadeus IT Group SA	159,445	$11,558,688
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	13,946,627
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	7,244,074
	Banco de Sabadell SA	2,511,975	4,899,314
	Banco Santander SA (SAN SM)	3,608,632	17,629,575
#	CaixaBank SA	1,636,972	9,975,314
Ω	Cellnex Telecom SA	119,663	4,394,714
	Endesa SA	108,730	2,346,509
	Ferrovial SE	106,594	4,277,912
	Iberdrola SA	1,119,714	16,632,821
#	Industria de Diseno Textil SA	322,128	18,366,013
	Mapfre SA	41,985	120,019
	Naturgy Energy Group SA	33,680	838,592
	Redeia Corp. SA	151,757	2,809,881
	Repsol SA (REP SM)	643,429	8,054,684
#	Telefonica SA (TEF SM)	2,057,219	9,653,810
	Telefonica SA (TEF US), Sponsored ADR	163,106	755,181

TOTAL SPAIN			144,368,247

SWEDEN — (2.7%)
	AAK AB	54,219	1,556,449
	AddTech AB, Class B	86,646	2,412,333
	Alfa Laval AB	60,529	2,679,602
	Assa Abloy AB, Class B	199,102	6,236,418
	Atlas Copco AB (ATCOA SS), Class A	671,935	11,089,218
	Atlas Copco AB (ATCOB SS), Class B	412,967	6,004,417
#	Atrium Ljungberg AB, Class B	12,064	242,011
	Avanza Bank Holding AB	71,879	1,497,234
	Axfood AB	38,731	864,733
#	Beijer Ref AB	76,553	1,153,164
	Billerud Aktiebolag	13,617	120,907
	Boliden AB	143,974	4,504,102
	Bure Equity AB	3,737	133,844
*	Camurus AB	11,372	639,495
*	Castellum AB	71,347	893,458

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Electrolux AB, Class B	24,022	$201,608
	Elekta AB, Class B	7,007	42,211
*	Embracer Group AB	87,519	253,064
	Epiroc AB (EPIA SS), Class A	177,442	3,465,495
	Epiroc AB (EPIB SS), Class B	99,521	1,714,451
	Essity AB (ESSITYA SS), Class A	8,605	241,905
	Essity AB (ESSITYB SS), Class B	153,538	4,338,792
Ω	Evolution AB	41,375	3,911,874
	Fabege AB	92,014	733,796
*	Fastighets AB Balder, Class B	139,666	1,086,536
	Fortnox AB	150,293	917,578
	Getinge AB, Class B	79,031	1,398,110
#	H & M Hennes & Mauritz AB, Class B	160,970	2,399,626
	Hemnet Group AB	44,176	1,392,371
	Hexagon AB, Class B	359,770	3,363,533
	Hexpol AB	106,760	1,015,186
	Holmen AB (HOLMB SS), Class B	30,769	1,215,930
	Hufvudstaden AB, Class A	31,720	374,899
	Husqvarna AB (HUSQA SS), Class A	12,600	81,470
#	Husqvarna AB (HUSQB SS), Class B	164,617	1,063,138
	Indutrade AB	79,972	2,176,098
	Lagercrantz Group AB, Class B	111,522	2,184,042
	Lifco AB, Class B	50,995	1,521,584
	Medicover AB, Class B	16,532	285,146
Ω	Munters Group AB	81,374	1,318,224
	Mycronic AB	42,637	1,661,026
	Nibe Industrier AB, Class B	236,728	1,147,786
	Nordnet AB publ	59,465	1,237,334
	Pandox AB	52,404	911,218
#	Saab AB, Class B	104,644	2,149,262
	Sagax AB (SAGAB SS), Class B	36,967	890,862
	Sandvik AB	245,661	4,835,491
	Sectra AB, Class B	46,610	1,241,389
#	Securitas AB, Class B	225,286	2,650,238
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	395,448	5,585,013
	Skanska AB, Class B	148,452	3,022,194

		Shares	Value»
SWEDEN — (Continued)
	SKF AB (SKFA SS), Class A	5,065	$95,926
	SKF AB (SKFB SS), Class B	161,381	3,061,063
	SSAB AB (SSABA SS), Class A	167,702	806,887
	SSAB AB (SSABB SS), Class B	379,899	1,792,052
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	112,737
	Svenska Cellulosa AB SCA (SCAB SS), Class B	177,476	2,349,650
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	3,038,680
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	48,670
	Sweco AB, Class B	72,597	1,227,193
	Swedbank AB, Class A	193,925	3,934,840
*	Swedish Orphan Biovitrum AB	46,038	1,436,301
	Tele2 AB, Class B	284,401	2,984,272
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	149,922
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,105,451	9,268,220
#	Telia Co. AB	1,256,555	3,654,475
Ω	Thule Group AB	37,171	1,244,199
	Trelleborg AB, Class B	97,629	3,247,641
	Vitrolife AB	11,081	246,521
	Volvo AB (VOLVA SS), Class A	78,336	2,055,456
	Volvo AB (VOLVB SS), Class B	631,726	16,454,450
#*	Volvo Car AB, Class B	161,248	348,411
#	Wallenstam AB, Class B	137,474	650,211
	Wihlborgs Fastigheter AB	89,786	943,817

TOTAL SWEDEN			161,207,459

SWITZERLAND — (8.2%)
	ABB Ltd.	293,918	16,333,346
	Alcon, Inc. (ALC SW)	19,411	1,782,917
#	Alcon, Inc. (ALC US)	172,799	15,888,886
	Baloise Holding AG	11,301	2,162,777

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale Vaudoise	11,019	$1,098,011
	Barry Callebaut AG	675	1,183,874
	BKW AG	3,527	619,694
	Chocoladefabriken Lindt & Spruengli AG	31	3,610,546
	Cie Financiere Richemont SA, Class A	121,670	17,715,196
	DSM-Firmenich AG	28,398	3,367,526
	EMS-Chemie Holding AG	1,257	966,708
	Geberit AG	13,477	8,443,181
	Givaudan SA	1,980	9,399,948
	Holcim AG (HOLN FP)	29,333	2,889,992
	Holcim AG (HOLN SW)	159,276	15,641,009
	Julius Baer Group Ltd.	92,739	5,654,442
	Kuehne & Nagel International AG	16,670	4,161,480
	Logitech International SA (LOGI US)	40,563	3,313,997
	Logitech International SA (LOGN SW)	13,924	1,140,121
	Lonza Group AG	24,189	14,884,169
	Nestle SA	702,768	66,406,379
	Novartis AG (NOVN SW)	340,245	36,918,709
#	Novartis AG (NVS US), Sponsored ADR	330,137	35,786,851
	Partners Group Holding AG	8,014	11,025,890
	Roche Holding AG (RO SW)	10,773	3,661,338
	Roche Holding AG (ROG SW)	238,935	74,046,773
	Sandoz Group AG (SDZ SW)	155,694	7,097,819
	Sandoz Group AG (SDZNY US), ADR	39,056	1,781,326
	Schindler Holding AG	9,697	2,764,539
	SGS SA	57,715	6,110,099
#	SIG Group AG	69,093	1,491,038
	Sika AG	45,361	12,633,816
	Sonova Holding AG	17,883	6,544,060
	Straumann Holding AG	25,568	3,370,868
	Swatch Group AG (UHR SW)	11,684	2,397,592
	Swatch Group AG (UHRN SW)	21,762	881,732
	Swiss Life Holding AG	11,467	9,337,574
	Swiss Prime Site AG	11,103	1,204,472

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	147,397	$18,820,728
	Swisscom AG	17,356	10,574,682
#*	UBS Group AG (UBS US)	274,342	8,416,824
	UBS Group AG (UBSG SW)	411,734	12,594,113
Ω	VAT Group AG	12,384	5,156,622
	Zurich Insurance Group AG	41,362	24,387,232

TOTAL SWITZERLAND			493,668,896

UNITED KINGDOM — (12.8%)
	3i Group PLC	486,100	19,933,853
	Admiral Group PLC	92,548	3,062,464
Ω	Airtel Africa PLC	52,099	68,463
	Anglo American PLC	408,983	12,678,644
	Antofagasta PLC	146,171	3,264,959
	Ashtead Group PLC	182,211	13,630,782
	Associated British Foods PLC	142,156	4,085,807
	AstraZeneca PLC (AZN LN)	128,443	18,276,615
	AstraZeneca PLC (AZN US), Sponsored ADR	419,929	29,877,948
Ω	Auto Trader Group PLC	474,580	5,124,273
	Aviva PLC	959,090	5,620,560
	B&M European Value Retail SA	41,034	205,293
	BAE Systems PLC	589,279	9,497,593
	Barclays PLC (BARC LN)	1,697,316	5,203,129
	Barclays PLC (BCS US), Sponsored ADR	335,471	4,163,195
	Barratt Redrow PLC	585,678	3,374,435
	Beazley PLC	272,547	2,656,861
	Berkeley Group Holdings PLC	46,877	2,675,030
	BP PLC (BP LN)	2,286,869	11,184,664
	BP PLC (BP US), Sponsored ADR	748,671	21,980,966
	British American Tobacco PLC (BATS LN)	442,204	15,463,478
	British American Tobacco PLC (BTI US), Sponsored ADR	22,867	799,888
	BT Group PLC	4,335,302	7,741,067
	Bunzl PLC	94,984	4,181,629

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Carnival PLC (CCL LN)	32,636	$651,747
	Centrica PLC	3,589,579	5,433,834
	Coca-Cola HBC AG	63,666	2,227,869
	Compass Group PLC	437,966	14,223,566
Ω	ConvaTec Group PLC	519,396	1,432,718
	Croda International PLC	26,012	1,248,157
	DCC PLC	54,003	3,416,449
	Diageo PLC (DEO US), Sponsored ADR	51,045	6,337,747
	Diageo PLC (DGE LN)	169,923	5,247,523
	Diploma PLC	56,315	3,095,845
	DS Smith PLC	830,221	5,836,997
	easyJet PLC	41,783	275,336
	Entain PLC	24,828	238,783
*††	Evraz PLC	179,407	0
	Experian PLC	246,871	12,048,737
*	Flutter Entertainment PLC	35,144	8,221,369
*	Frasers Group PLC	80,398	795,104
	Fresnillo PLC	13,527	128,719
	Glencore PLC	3,172,321	16,637,675
	GSK PLC (GSK LN)	634,104	11,451,019
#	GSK PLC (GSK US), Sponsored ADR	363,226	13,352,173
	Haleon PLC (HLN LN)	908,722	4,367,380
#	Haleon PLC (HLN US), ADR	300,137	2,908,328
	Halma PLC	94,722	3,025,960
	Hargreaves Lansdown PLC	146,161	2,051,198
	Hikma Pharmaceuticals PLC	1,716	41,098
	Hiscox Ltd.	17,491	243,199
	Howden Joinery Group PLC	353,802	3,849,403
	HSBC Holdings PLC (HSBA LN)	1,377,459	12,642,347
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	508,469	23,455,675
	IMI PLC	13,457	286,624
	Imperial Brands PLC	376,885	11,373,650
	Informa PLC	432,233	4,515,478
	InterContinental Hotels Group PLC (IHG LN)	56,200	6,198,723
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	136,794

		Shares	Value»
UNITED KINGDOM — (Continued)
	Intermediate Capital Group PLC	147,806	$3,926,379
*	International Consolidated Airlines Group SA	119,677	325,976
	Intertek Group PLC	72,170	4,332,476
	Investec PLC	281,041	2,163,838
	J Sainsbury PLC	923,337	3,178,860
	JD Sports Fashion PLC	984,756	1,579,043
	Kingfisher PLC	887,211	3,355,257
	Legal & General Group PLC	2,109,101	5,915,784
	Lloyds Banking Group PLC (LLOY LN)	17,375,717	11,926,699
	Lloyds Banking Group PLC (LYG US), ADR	1,025,568	2,820,312
	London Stock Exchange Group PLC	62,942	8,530,873
	M&G PLC	769,937	1,928,883
	Marks & Spencer Group PLC	1,953,399	9,477,687
	Melrose Industries PLC	671,778	4,114,234
	Mondi PLC	203,981	3,303,106
	National Grid PLC (NG LN)	614,883	7,720,563
	National Grid PLC (NGG US), Sponsored ADR	94,014	5,978,350
	NatWest Group PLC (NWG LN)	1,736,125	8,226,197
	NatWest Group PLC (NWG US), Sponsored ADR	275,889	2,637,496
	Next PLC	36,493	4,616,896
	Pearson PLC (PSO US), Sponsored ADR	58,438	853,195
	Pearson PLC (PSON LN)	226,928	3,332,285
	Persimmon PLC	85,316	1,616,847
	Phoenix Group Holdings PLC	357,495	2,271,043
	Prudential PLC (PRU LN)	538,464	4,482,631
#	Prudential PLC (PUK US), ADR	47,310	784,400
	Reckitt Benckiser Group PLC	211,369	12,822,499
	RELX PLC (REL LN)	170,011	7,796,651

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	RELX PLC (RELX US), Sponsored ADR	104,741	$4,841,131
	RELX PLC (REN NA)	200,352	9,257,043
	Rentokil Initial PLC	576,927	2,893,735
	Rightmove PLC	309,300	2,355,184
	Rio Tinto PLC (RIO LN)	154,229	9,967,514
	Rio Tinto PLC (RIO US), Sponsored ADR	157,615	10,227,637
*	Rolls-Royce Holdings PLC	2,349,715	16,213,968
	Sage Group PLC	281,990	3,524,247
	Schroders PLC	327,833	1,452,574
	Severn Trent PLC	109,787	3,631,995
	Shell PLC (SHEL LN)	77,031	2,571,844
	Shell PLC (SHEL US), ADR	1,117,611	75,494,623
	Smith & Nephew PLC (SN LN)	197,388	2,454,090
#	Smith & Nephew PLC (SNN US), Sponsored ADR	13,121	329,206
	Smiths Group PLC	131,756	2,599,919
	Spirax Group PLC	19,361	1,616,071
	SSE PLC	373,710	8,491,960
	Standard Chartered PLC	1,001,127	11,609,456
	Taylor Wimpey PLC	2,110,498	3,990,280
	Tesco PLC	2,857,251	12,616,686
	Unilever PLC (UL US), Sponsored ADR	296,374	18,052,140
	Unilever PLC (ULVR LN)	89,128	5,436,991
	Unilever PLC (UNA NA)	248,265	15,159,465
	United Utilities Group PLC	262,853	3,468,989
	Vodafone Group PLC (VOD LN)	9,602,610	8,929,618
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	201,274
	Weir Group PLC	112,716	3,035,449
	Whitbread PLC	89,645	3,487,809
*	Wise PLC, Class A	111,056	1,012,958
	WPP PLC (WPP LN)	260,445	2,737,518
	WPP PLC (WPP US), Sponsored ADR	3,941	206,863

TOTAL UNITED KINGDOM			770,035,517

		Shares	Value»
	UNITED STATES — (0.1%)
	Newmont Corp., CDI	2,537	$117,550
	Smurfit WestRock PLC	106,401	5,479,651

	TOTAL UNITED STATES		5,597,201

	TOTAL COMMON STOCKS		5,813,711,676

PREFERRED STOCKS — (0.3%)

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.912%	24,220	1,782,279
#Ω	Dr. Ing hc F Porsche AG, 3.574%	27,451	1,931,463
	Henkel AG & Co. KGaA, 2.328%	69,345	6,004,785
	Porsche Automobil Holding SE, 6.732%	55,237	2,294,725
#	Sartorius AG, 0.312%	4,139	1,072,232
	Volkswagen AG, 10.228%	83,376	8,092,705

	TOTAL GERMANY		21,178,189

	RIGHTS/WARRANTS — (0.0%)

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0

	TOTAL INVESTMENT SECURITIES (Cost $3,698,147,987)		5,834,889,865

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	14,941,939	172,818,464

TOTAL INVESTMENTS — (100.0%) (Cost $3,870,962,865)			$6,007,708,329

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	242	12/20/24	$69,366,014	$69,435,850	$69,836

Total Futures Contracts			$69,366,014	$69,435,850	$69,836

As of October 31, 2024, the value of Rule 144A securities amounted to $72,113,460 or 1.2% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,617,995	$374,833,643	—	$392,451,638
Austria	—	12,047,709	—	12,047,709
Belgium	990,261	50,703,061	—	51,693,322
Canada	652,535,999	2,718,167	—	655,254,166
Denmark	22,521	179,155,818	—	179,178,339
Finland	1,055,389	52,965,293	—	54,020,682
France	6,921,489	525,065,327	—	531,986,816
Germany	15,118,335	418,251,004	—	433,369,339
Hong Kong	—	98,374,835	—	98,374,835
Ireland	—	20,484,465	—	20,484,465
Israel	5,954,848	36,455,223	—	42,410,071
Italy	961,960	135,596,948	—	136,558,908
Japan	20,403,266	1,253,661,178	—	1,274,064,444
Netherlands	60,043,468	158,498,219	—	218,541,687
New Zealand	—	16,803,157	—	16,803,157
Norway	467,226	42,785,023	—	43,252,249
Portugal	—	13,721,653	—	13,721,653
Singapore	—	64,620,876	—	64,620,876
Spain	7,999,255	136,368,992	—	144,368,247
Sweden	—	161,207,459	—	161,207,459
Switzerland	65,187,884	428,481,012	—	493,668,896
United Kingdom	225,439,341	544,596,176	—	770,035,517
United States	5,479,651	117,550	—	5,597,201
Preferred Stocks
Germany	—	21,178,189	—	21,178,189
Securities Lending Collateral	—	172,818,464	—	172,818,464

Total Investments in Securities	$1,086,198,888	$4,921,509,441	—<>	$6,007,708,329

Financial Instruments
Assets
Futures Contracts**	69,836	—	—	69,836

Total Financial Instruments	$69,836	—	—	$69,836

** Valued at the unrealized appreciation/(depreciation) on the investment.

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.4%)
*	3P Learning Ltd.	182,513	$107,811
#	Accent Group Ltd.	1,867,320	2,886,289
#	Acrow Ltd.	777,638	540,257
#	Adairs Ltd.	561,755	978,599
	AGL Energy Ltd.	1,030,143	7,072,972
*	Ainsworth Game Technology Ltd.	387,271	184,266
#*	Alkane Resources Ltd.	1,867,621	695,862
*	Alliance Aviation Services Ltd.	84,362	149,872
#	ALS Ltd.	1,149,918	10,615,335
#*	AMA Group Ltd.	8,154,665	341,148
	Amotiv Ltd.	609,332	4,241,064
	AMP Ltd.	10,886,227	10,169,296
	Ampol Ltd.	792,682	14,512,843
	Ansell Ltd.	505,746	10,284,217
	ANZ Group Holdings Ltd.	2,163,379	44,090,756
	APA Group	1,269,408	5,812,302
#*	Appen Ltd.	483,540	627,910
#*	Arafura Rare Earths Ltd. (ARU AU)	3,470,709	340,300
#	ARB Corp. Ltd.	269,599	7,303,815
#*	Argosy Minerals Ltd.	38,616	1,076
	Aristocrat Leisure Ltd.	763,058	30,705,169
#	ARN Media Ltd.	1,779,831	863,968
#*	Articore Group Ltd.	321,992	70,769
#	ASX Ltd.	93,407	3,977,925
	Atlas Arteria Ltd.	1,996,188	6,390,246
	AUB Group Ltd.	241,567	5,062,573
#*	Audinate Group Ltd.	48,475	295,414
#*	Aurelia Metals Ltd.	6,700,939	815,009
	Aurizon Holdings Ltd.	7,262,625	16,103,175
#*	Aussie Broadband Ltd.	578,989	1,382,674
*	Austal Ltd.	1,606,219	3,468,187
#	Austin Engineering Ltd.	36,772	12,710
#*	Australian Agricultural Co. Ltd.	1,393,392	1,288,397
	Australian Clinical Labs Ltd.	727,472	1,729,723
#	Australian Ethical Investment Ltd.	218,578	645,956
#	Australian Finance Group Ltd.	858,469	900,582
#*	Australian Strategic Materials Ltd.	391,361	136,461
#*	Australian Vanadium Ltd.	1,474,018	15,513

		Shares	Value»
AUSTRALIA — (Continued)
*	Australian Vintage Ltd.	94,787	$8,978
	Auswide Bank Ltd.	82,020	227,370
	Autosports Group Ltd.	10,383	15,338
*	AVJennings Ltd.	408,347	88,685
#	Baby Bunting Group Ltd.	398,158	469,406
#	Bank of Queensland Ltd.	2,984,695	12,766,460
#*	Bannerman Energy Ltd. (BMN AU)	93,589	182,675
	Bapcor Ltd.	1,101,242	3,299,664
	Beach Energy Ltd.	8,712,124	7,135,741
#	Beacon Lighting Group Ltd.	7,127	13,737
	Bega Cheese Ltd.	1,975,991	6,660,023
	Bell Financial Group Ltd.	286,368	238,631
*	Bellevue Gold Ltd.	2,545,437	2,701,173
	Bendigo & Adelaide Bank Ltd.	1,910,389	15,391,674
	BHP Group Ltd. (BHP AU)	4,030,666	111,982,235
	BHP Group Ltd. (BHP LN), Class DI	338,292	9,388,854
#	BHP Group Ltd. (BHP US), Sponsored ADR	1,184,773	65,707,511
	BlueScope Steel Ltd	1,078,535	14,331,978
#*	Boss Energy Ltd.	646,100	1,436,828
	Brambles Ltd.	2,189,246	26,358,553
#*	Bravura Solutions Ltd.	1,492,319	1,479,996
#	Breville Group Ltd.	326,418	6,784,762
	Brickworks Ltd.	372,034	6,609,201
	Capitol Health Ltd.	1,685,329	415,530
	Capral Ltd.	14,656	91,964
*	Capricorn Metals Ltd.	1,370,247	5,690,102
	CAR Group Ltd.	212,775	5,240,865
*	Carnarvon Energy Ltd.	6,152,554	622,642
#	Cash Converters International Ltd.	1,858,189	268,449
#*	Catapult Group International Ltd.	192,104	329,597
	Cedar Woods Properties Ltd.	298,918	1,129,042
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	602,468	597,285
	Challenger Ltd.	2,061,081	8,163,005
#	Champion Iron Ltd.	1,813,855	6,961,702

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Chrysos Corp. Ltd.	13,677	$48,849
#*	City Chic Collective Ltd.	837,396	73,357
*	Clean Seas Seafood Ltd.	44,794	6,221
	Cleanaway Waste Management Ltd.	5,850,407	10,474,517
#	Clinuvel Pharmaceuticals Ltd.	79,086	736,377
#	Clover Corp. Ltd.	41,173	14,010
#*	Coast Entertainment Holdings Ltd.	1,813,268	531,921
	Cochlear Ltd.	71,657	13,266,467
	Codan Ltd.	531,345	5,497,472
#*	Cogstate Ltd.	34,463	22,137
	Coles Group Ltd.	1,798,408	20,756,314
	Collins Foods Ltd.	584,296	3,190,008
*	Comet Ridge Ltd.	387,048	40,531
	Commonwealth Bank of Australia	874,266	81,546,570
	Computershare Ltd.	703,248	12,157,364
*	Cooper Energy Ltd.	13,511,959	1,550,910
#*	Core Lithium Ltd.	493,674	35,273
Ω	Coronado Global Resources, Inc., CDI	102,026	67,964
#	Corporate Travel Management Ltd.	255,204	2,067,399
	Credit Corp. Group Ltd.	240,953	2,722,460
	CSL Ltd.	138,390	25,983,440
	Data#3 Ltd.	844,772	4,047,060
*	De Grey Mining Ltd.	996,006	991,498
*	Deep Yellow Ltd.	356,181	315,985
	Deterra Royalties Ltd.	1,021,339	2,470,933
*	Develop Global Ltd.	23,536	39,758
	Dicker Data Ltd.	442,984	2,500,902
	Domain Holdings Australia Ltd.	697,447	1,374,673
#	Domino’s Pizza Enterprises Ltd.	190,462	4,168,364
	Downer EDI Ltd.	3,146,423	11,528,632
*	Dropsuite Ltd.	5,189	13,452
#*	DUG Technology Ltd.	13,704	16,639
#	Duratec Ltd.	251,568	271,306
#	Eagers Automotive Ltd.	625,153	4,535,729
	Elders Ltd.	796,279	4,441,684
#*	Electro Optic Systems Holdings Ltd.	27,306	25,499
#*	Emeco Holdings Ltd.	1,482,020	750,658
*	Emerald Resources NL	1,936,741	5,319,376

		Shares	Value»
AUSTRALIA — (Continued)
#*	EML Payments Ltd.	930,319	$407,802
#	Endeavour Group Ltd.	3,964,153	12,194,178
*	Energy World Corp. Ltd.	9,123,150	115,816
	Enero Group Ltd.	111,101	81,230
*	Environmental Group Ltd.	87,186	21,424
	EQT Holdings Ltd.	77,433	1,577,074
*	European Lithium Ltd.	816,358	15,995
	Euroz Hartleys Group Ltd.	129,142	69,316
	Evolution Mining Ltd.	6,712,845	23,015,321
	EVT Ltd.	438,071	3,127,911
*	Fenix Resources Ltd.	127,590	22,681
*	Finbar Group Ltd.	5,532	3,256
*	Findi Ltd.	2,941	12,285
*	FleetPartners Group Ltd.	1,269,124	2,432,606
	Fleetwood Ltd.	424,805	573,219
#	Flight Centre Travel Group Ltd.	588,435	6,154,471
	Fortescue Ltd.	2,360,751	29,563,326
#*	Frontier Digital Ventures Ltd.	46,215	13,737
	G8 Education Ltd.	3,628,869	3,196,543
	Gold Road Resources Ltd.	4,566,555	5,956,032
#	GR Engineering Services Ltd.	185,799	257,689
	GrainCorp Ltd., Class A	1,099,366	6,496,139
	Grange Resources Ltd.	3,424,501	561,949
	GWA Group Ltd.	1,062,875	1,620,912
	Hansen Technologies Ltd.	614,636	2,007,140
#	Harvey Norman Holdings Ltd.	2,489,015	7,464,773
*	Healius Ltd.	4,421,142	4,782,797
	Helia Group Ltd.	2,111,355	5,609,895
#*	Highfield Resources Ltd.	332,037	60,999
#*	Hillgrove Resources Ltd.	1,161,966	50,903
	Horizon Oil Ltd.	237,477	29,514
*	Hot Chili Ltd.	31,366	17,340
	HUB24 Ltd.	124,786	5,616,284
#	Humm Group Ltd.	1,933,393	901,031
#	IDP Education Ltd.	216,089	1,967,261
	IGO Ltd.	733,814	2,513,798
	Iluka Resources Ltd.	1,567,192	6,023,077
	Imdex Ltd.	1,544,962	2,624,628

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Immutep Ltd. (IMM AU)	181,503	$33,927
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	10,188
*	ImpediMed Ltd.	12,557	454
#*	Imugene Ltd.	3,662,603	103,096
	Incitec Pivot Ltd.	6,625,768	13,070,766
	Infomedia Ltd.	1,565,566	1,460,623
	Inghams Group Ltd.	1,966,360	3,696,043
	Insignia Financial Ltd.	2,618,831	5,668,272
	Insurance Australia Group Ltd.	5,610,640	27,550,789
#	Integral Diagnostics Ltd.	580,070	1,189,420
#*	ioneer Ltd.	1,638,925	309,400
#	IPD Group Ltd.	21,113	64,100
	IPH Ltd.	758,643	2,669,363
*	IRESS Ltd.	201,096	1,307,704
	IVE Group Ltd.	423,738	591,378
*	James Hardie Industries PLC (JHX AU), CDI	587,693	18,743,439
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	38,440	1,226,236
	JB Hi-Fi Ltd.	489,017	26,241,752
#	Johns Lyng Group Ltd.	847,441	2,121,903
*	Judo Capital Holdings Ltd.	135,196	166,144
	Jupiter Mines Ltd.	2,395,578	275,207
#*	Karoon Energy Ltd.	3,163,888	2,883,988
#	Kelsian Group Ltd.	347,540	889,788
#	Kogan.com Ltd.	158,461	482,097
*	Latin Resources Ltd.	211,229	26,731
	Lendlease Corp. Ltd.	1,672,148	7,408,796
#	Lifestyle Communities Ltd.	334,182	1,883,698
#	Lindsay Australia Ltd.	305,212	170,123
#*	Liontown Resources Ltd.	918,176	490,525
	Lottery Corp. Ltd.	3,159,237	10,322,752
#	Lovisa Holdings Ltd.	301,413	5,856,771
	Lycopodium Ltd.	97,952	736,064
#*	Lynas Rare Earths Ltd.	1,463,678	7,274,128
#	MA Financial Group Ltd.	252,588	1,060,627
#	Maas Group Holdings Ltd.	11,926	36,657
	Macmahon Holdings Ltd.	4,944,481	1,234,765

		Shares	Value»
AUSTRALIA — (Continued)
	Macquarie Group Ltd.	184,518	$27,926,115
*	Macquarie Technology Group Ltd.	18,564	1,008,134
#	Mader Group Ltd.	24,395	97,196
	Magellan Financial Group Ltd.	878,838	6,157,154
*	Mayne Pharma Group Ltd.	293,203	825,587
	McMillan Shakespeare Ltd.	314,115	3,014,306
#	McPherson’s Ltd.	645,002	162,629
	Medibank Pvt Ltd.	3,885,523	9,131,687
*	Megaport Ltd.	506,389	2,298,313
*	Mesoblast Ltd. (MESO US), ADR	796	6,670
#*	Mesoblast Ltd. (MSB AU)	507,572	435,935
#*	Metals X Ltd.	2,644,985	842,462
	Metcash Ltd.	4,184,446	8,393,425
	Michael Hill International Ltd. (MHJ AU)	70,160	27,595
	Michael Hill International Ltd. (MHJ NZ)	72,300	28,107
	Mineral Resources Ltd.	363,574	9,342,910
	Monadelphous Group Ltd.	342,296	2,821,881
	Monash IVF Group Ltd.	1,232,844	949,939
#*	Mount Gibson Iron Ltd.	3,185,022	637,815
#	Myer Holdings Ltd.	6,205,924	3,681,963
#	MyState Ltd.	776,317	1,932,298
#*	Nanosonics Ltd.	175,334	365,648
	National Australia Bank Ltd.	2,515,057	63,744,422
	Navigator Global Investments Ltd.	1,263,062	1,430,920
*	Neometals Ltd.	271,434	16,831
	Netwealth Group Ltd.	536,889	9,686,893
*	Neuren Pharmaceuticals Ltd.	30,941	249,026
#	New Hope Corp. Ltd.	2,337,069	7,461,801
*	NEXTDC Ltd.	402,255	4,296,919
	nib holdings Ltd.	1,983,875	7,509,654
	Nick Scali Ltd.	393,426	3,617,412
	Nickel Industries Ltd.	4,467,272	2,639,217
	Nine Entertainment Co. Holdings Ltd.	5,370,374	4,131,891
	Northern Star Resources Ltd.	1,740,499	20,197,433

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Novonix Ltd.	149,741	$68,549
	NRW Holdings Ltd.	2,713,669	6,838,657
	Nufarm Ltd.	3,004,625	7,571,541
*	Nuix Ltd.	215,704	1,089,395
	Objective Corp. Ltd.	50,889	539,515
*	OFX Group Ltd.	1,147,774	1,100,791
#*	OM Holdings Ltd.	418,603	102,558
#*	Omni Bridgeway Ltd.	831,931	500,068
	oOh!media Ltd.	2,361,047	1,914,978
	Orica Ltd.	1,399,902	15,901,432
	Origin Energy Ltd.	2,421,376	15,288,789
	Orora Ltd.	6,628,794	10,477,154
	Pacific Current Group Ltd.	236,569	1,698,717
	Pacific Smiles Group Ltd.	108,709	136,845
#*	Paladin Energy Ltd.	340,984	2,244,903
	Panoramic Resources Ltd.	3,747,267	17,263
*	Pantoro Ltd.	1,167,202	95,727
*	Paragon Care Ltd.	160,736	44,204
	Peet Ltd.	1,092,350	977,817
*	Peninsula Energy Ltd.	481,105	29,110
#	PeopleIN Ltd.	68,789	37,243
	Pepper Money Ltd.	77,310	72,669
	Perenti Ltd.	3,992,684	3,067,398
#	Perpetual Ltd.	424,014	5,626,383
	Perseus Mining Ltd.	6,318,689	11,813,650
*	PEXA Group Ltd.	365,589	3,247,900
#*	Pilbara Minerals Ltd.	4,443,204	8,229,644
	Pinnacle Investment Management Group Ltd.	138,305	1,816,537
#	Platinum Asset Management Ltd.	1,373,463	1,104,200
#	PointsBet Holdings Ltd.	49,262	25,515
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#*	Praemium Ltd.	624,852	277,242
	Premier Investments Ltd.	416,034	9,155,207
	Pro Medicus Ltd.	129,219	16,368,854
#	Propel Funeral Partners Ltd.	109,432	435,569
	PWR Holdings Ltd.	339,433	2,025,326
*	Qantas Airways Ltd.	833,452	4,412,697
	QBE Insurance Group Ltd.	1,681,477	18,984,079
	Qube Holdings Ltd.	3,861,608	9,418,282
	Ramelius Resources Ltd.	5,154,869	8,042,764

		Shares	Value»
AUSTRALIA — (Continued)
	Ramsay Health Care Ltd.	378,098	$9,944,575
#	REA Group Ltd.	72,139	10,664,663
*	ReadyTech Holdings Ltd.	19,841	38,644
	Reece Ltd.	307,194	4,577,374
	Regis Healthcare Ltd.	600,786	2,555,637
*	Regis Resources Ltd.	3,639,956	6,411,790
#	Reject Shop Ltd.	125,143	236,955
	Reliance Worldwide Corp. Ltd.	2,806,829	9,556,660
#	Resimac Group Ltd.	61,700	35,861
*	Resolute Mining Ltd.	10,393,941	5,557,527
*	Retail Food Group Ltd.	1,001,267	42,913
	Ridley Corp. Ltd.	1,305,429	2,267,135
	Rio Tinto Ltd.	683,883	53,696,793
*	RPMGlobal Holdings Ltd.	550,108	1,071,696
*	Sandfire Resources Ltd.	2,243,286	15,181,892
	Santos Ltd.	10,353,005	46,059,087
#	SEEK Ltd.	430,845	6,999,597
#*	Select Harvests Ltd.	884,060	2,105,435
	Servcorp Ltd.	222,574	736,391
	Service Stream Ltd.	2,922,631	2,897,048
	Seven Group Holdings Ltd.	512,804	13,971,408
*	Seven West Media Ltd.	4,305,455	452,741
	SG Fleet Group Ltd.	337,994	600,378
	Shaver Shop Group Ltd.	416,027	378,982
#	Sigma Healthcare Ltd.	7,513,131	9,645,795
#*	Silver Mines Ltd.	584,787	42,198
	Sims Ltd. (SGM AU)	664,743	5,524,006
	SmartGroup Corp. Ltd.	487,477	2,473,265
#	Solvar Ltd.	812,136	702,630
	Sonic Healthcare Ltd.	688,547	12,132,418
	South32 Ltd. (S32 AU)	7,811,984	18,734,339
	South32 Ltd. (SOUHY US), ADR	409,306	4,878,928
	Southern Cross Electrical Engineering Ltd.	232,867	248,917
#	Southern Cross Media Group Ltd.	930,825	317,705
*	Spartan Resources Ltd.	104,085	108,194
*††	SpeedCast International Ltd.	1,370,682	0

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global Ltd.	570,733	$417,259
#*	St Barbara Ltd.	3,082,874	930,716
	Stanmore Resources Ltd.	534,577	1,096,903
#*	Star Entertainment Group Ltd.	10,382,720	1,618,652
	Steadfast Group Ltd.	1,621,896	5,841,186
	Step One Clothing Ltd.	26,130	25,897
*††	Strandline Resources Ltd.	1,026,220	12,156
#*	Strike Energy Ltd.	1,110,340	155,237
	Suncorp Group Ltd.	2,029,934	23,811,645
††	Sunland Group Ltd.	273,202	2,517
	Super Retail Group Ltd.	1,047,902	9,936,732
#*	Superloop Ltd.	1,345,064	1,643,229
#*	Syrah Resources Ltd.	2,816,556	548,252
	Tabcorp Holdings Ltd.	10,907,321	3,345,917
	Technology One Ltd.	1,040,098	16,577,072
*	Telix Pharmaceuticals Ltd.	57,414	784,541
	Telstra Group Ltd. (TLGPY US), ADR	31,198	389,975
	Telstra Group Ltd. (TLS AU)	5,157,924	12,912,468
*	Temple & Webster Group Ltd.	73,350	554,170
#*††	Ten Sixty Four Ltd.	1,871,019	135,445
#	Terracom Ltd.	2,027,778	265,365
#	TPG Telecom Ltd.	1,010,244	2,990,308
	Transurban Group	1,336,306	11,136,701
	Treasury Wine Estates Ltd.	1,014,201	7,529,777
*	Tuas Ltd.	821,465	2,768,524
#*	Tyro Payments Ltd.	169,715	85,823
#	Universal Store Holdings Ltd.	8,603	44,414
*	Vault Minerals Ltd.	24,538,078	6,320,235
	Ventia Services Group Pty. Ltd.	3,642,325	10,939,018
Ω	Viva Energy Group Ltd.	3,274,766	5,633,505
#*	Vulcan Energy Resources Ltd.	3,508	11,768
	Vulcan Steel Ltd.	2,180	10,655
*	WEB Travel Group Ltd.	708,501	1,860,644
*	Webjet Group Ltd.	708,501	361,355
	Wesfarmers Ltd.	867,784	38,174,730
*	West African Resources Ltd.	4,928,954	5,917,174
	Westgold Resources Ltd.	2,552,174	5,372,133

		Shares	Value»
AUSTRALIA — (Continued)
	Westpac Banking Corp.	2,426,921	$50,969,677
	Whitehaven Coal Ltd.	3,261,147	14,585,102
	WiseTech Global Ltd.	85,824	6,589,410
	Woodside Energy Group Ltd. (WDS AU)	2,722,162	42,842,594
	Woodside Energy Group Ltd. (WDS LN)	299,211	4,676,903
#	Woodside Energy Group Ltd. (WDS US), ADR	460,399	7,251,284
	Woolworths Group Ltd.	1,026,792	20,138,678
	Worley Ltd.	1,152,860	10,586,357
*	Xanadu Mines Ltd.	147,601	6,198
*	Xero Ltd.	116,523	11,320,854
	XRF Scientific Ltd.	260,877	280,750
#	Yancoal Australia Ltd.	1,299,617	5,561,249
*	Zip Co. Ltd.	2,069,645	4,034,746

TOTAL AUSTRALIA			2,011,354,709

AUSTRIA — (0.5%)
	Addiko Bank AG	10,150	215,630
	Agrana Beteiligungs AG	49,302	568,279
	ANDRITZ AG	335,732	20,269,170
#*	AT&S Austria Technologie & Systemtechnik AG	45,056	827,070
Ω	BAWAG Group AG	250,872	19,444,984
#	CA Immobilien Anlagen AG	105,280	2,552,717
*	DO & Co. AG	34,540	5,369,496
	Erste Group Bank AG	454,991	25,736,879
*	Eurotelesites AG	148,219	803,506
	EVN AG	167,785	4,660,452
*	FACC AG	18,573	126,304
	Frequentis AG	407	10,968
#,*	Immofinanz AG (IIA AV)	316,972	1,522,727
*	Kapsch TrafficCom AG	9,730	79,407
#*	Lenzing AG	49,418	1,695,368
	Mayr Melnhof Karton AG	19,515	1,737,380
	Oberbank AG	5,628	429,323
#	Oesterreichische Post AG	143,438	4,549,179
	OMV AG	516,046	21,385,286
	Palfinger AG	46,816	1,040,502
#*	POLYTEC Holding AG	63,853	173,495

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Porr AG	65,497	$1,035,521
	Raiffeisen Bank International AG	367,971	6,591,714
*	Rosenbauer International AG	4,215	158,209
*	S IMMO AG	2,042	49,070
	Schoeller-Bleckmann Oilfield Equipment AG	16,047	481,782
#	Semperit AG Holding	25,048	311,854
	Strabag SE (STR AV)	13,440	529,178
	Telekom Austria AG	557,542	4,608,828
*	UBM Development AG	5,647	118,817
	UNIQA Insurance Group AG	254,600	1,995,826
	Verbund AG	82,944	6,830,787
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	5,824,392
	voestalpine AG	425,526	8,858,182
	Wienerberger AG	266,426	8,046,363
	Zumtobel Group AG	103,076	596,481

TOTAL AUSTRIA			159,235,126

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	114,708	23,360,530
	Ageas SA	666,438	34,780,288
*	AGFA-Gevaert NV	642,144	674,227
	Anheuser-Busch InBev SA (ABI BB)	961,104	56,985,168
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	3,533,049
*	Argenx SE (ARGX BB)	8,301	4,894,731
*	Argenx SE (ARGX US), ADR	4,370	2,562,131
#*	Atenor	22,912	109,754
	Azelis Group NV	177,349	3,552,990
	Barco NV	59,649	741,740
	Bekaert SA	210,956	7,709,226
	bpost SA	342,803	897,451
	Cie d’Entreprises CFE	55,505	369,014
#	CMB Tech NV	24,625	342,534
	Colruyt Group NV	260,151	12,153,223
	Deceuninck NV	320,114	804,945
	Deme Group NV	44,231	6,762,406
	D’ieteren Group	16,443	3,559,857

		Shares	Value»
BELGIUM — (Continued)
	Econocom Group SA NV	311,532	$671,310
	Elia Group SA	56,576	5,383,532
	EVS Broadcast Equipment SA	57,926	1,793,508
	Fagron	309,163	6,257,692
*	Galapagos NV (GLPG BB)	152,486	4,070,841
*	Galapagos NV (GLPG NA)	5,271	140,717
	Gimv NV	118,456	4,890,515
	Greenyard NV	36,121	235,480
*	Hyloris Pharmaceuticals SA	739	4,553
#	Immobel SA	12,649	255,238
	Ion Beam Applications	15,980	236,870
	Jensen-Group NV	9,952	451,002
	KBC Group NV	859,921	62,637,642
#	Kinepolis Group NV	52,332	2,206,738
	Lotus Bakeries NV	1,425	18,679,053
	Melexis NV	73,001	4,767,581
*	Ontex Group NV	312,803	2,631,932
*	Orange Belgium SA	143,087	2,317,471
	Proximus SADP	655,184	4,784,820
#	Recticel SA	170,269	2,236,282
	Roularta Media Group NV	304	3,866
	Sipef NV	19,091	1,173,934
	Solvay SA	311,505	12,673,310
	Syensqo SA	311,505	24,165,077
#	Tessenderlo Group SA	109,576	2,970,342
	UCB SA	66,868	12,875,327
	Umicore SA	278,044	3,347,476
	Van de Velde NV	26,441	900,029
	VGP NV	52,927	4,451,121
	Viohalco SA	173,711	975,391
	What’s Cooking BV	2,086	237,537

TOTAL BELGIUM			352,219,451

CANADA — (11.0%)
*	5N Plus, Inc.	210,724	1,074,543
#	Acadian Timber Corp.	48,264	638,159
*	ACT Energy Technologies Ltd.	3,143	13,498
	ADENTRA, Inc.	39,906	1,100,292
	ADF Group, Inc.	59,477	434,859
*	Advantage Energy Ltd.	1,511,521	9,455,487
	Aecon Group, Inc.	304,780	5,076,201
	Africa Oil Corp.	628,125	807,515

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Ag Growth
	International, Inc.	80,159	$2,841,705
	AGF Management Ltd., Class B	361,684	2,706,753
	Agnico Eagle Mines Ltd. (AEM CN)	228,686	19,738,903
#	Agnico Eagle Mines Ltd. (AEM US)	330,140	28,487,741
#*	Aimia, Inc.	195,436	352,314
*	Air Canada	451,773	6,122,711
#	AirBoss of America Corp.	95,983	288,152
	Alamos Gold, Inc. (AGI CN), Class A	914,660	18,479,117
	Alamos Gold, Inc. (AGI US), Class A	126,938	2,561,608
	Algoma Central Corp.	18,060	196,509
#	Algonquin Power & Utilities Corp. (AQN CN)	747,141	3,611,347
	Algonquin Power & Utilities Corp. (AQN US)	558,238	2,701,872
	Alimentation Couche-Tard, Inc.	723,830	37,747,187
	AltaGas Ltd.	840,207	20,076,624
	Altius Minerals Corp.	74,789	1,414,833
*	Altius Renewable Royalties Corp.	18,533	157,997
	Altus Group Ltd.	45,784	1,732,252
	Amerigo Resources Ltd.	433,074	531,875
#	Andlauer Healthcare Group, Inc.	52,845	1,558,763
#	Andrew Peller Ltd., Class A	102,169	290,580
	ARC Resources Ltd.	2,180,847	36,119,039
*	Aritzia, Inc.	381,562	12,285,291
	Atco Ltd., Class I	171,385	5,947,731
*	Athabasca Oil Corp.	2,121,760	7,878,406
	AtkinsRealis Group, Inc.	331,030	15,929,192
*	ATS Corp. (ATS CN)	237,987	7,132,688
*	ATS Corp. (ATS US)	8,755	262,387
	Aura Minerals, Inc.	1,500	19,446
*	Aurora Cannabis, Inc. (ACB CN)	1,289	6,981
#*	Aurora Cannabis, Inc. (ACB US)	13,112	71,066
*	AutoCanada, Inc.	167,332	1,783,465
	B2Gold Corp. (BTG US)	2,342,100	7,775,772
	B2Gold Corp. (BTO CN)	5,481,524	18,109,678

		Shares	Value»
CANADA — (Continued)
	Badger Infrastructure Solution	172,201	$4,479,563
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	367,403
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	603,543
	Bank of Montreal (BMO US)	739,051	67,342,327
#	Bank of Nova Scotia (BNS CN)	156,246	8,044,869
	Bank of Nova Scotia (BNS US)	933,185	48,049,696
	Barrick Gold Corp. (0R22 LI)	412,954	7,946,071
	Barrick Gold Corp. (GOLD US)	854,908	16,516,823
*	Bausch & Lomb Corp.	12,494	253,378
#*	Bausch Health Cos., Inc. (BHC US)	660,045	6,072,414
#	Baytex Energy Corp.	1,114,192	3,144,881
	BCE, Inc. (BCE CN)	6,135	197,795
	BCE, Inc. (BCE US)	85,709	2,764,972
#	Birchcliff Energy Ltd.	991,440	3,695,604
	Bird Construction, Inc.	200,471	4,364,044
	Black Diamond Group Ltd.	290,513	1,888,277
#*	BlackBerry Ltd.	247,841	560,121
	BMTC Group, Inc.	7,200	65,389
*	Bombardier, Inc. (BBD/A CN), Class A	4,940	362,850
*	Bombardier, Inc. (BBD/B CN), Class B	174,227	12,815,980
*	Bonterra Energy Corp.	136,052	328,319
	Boralex, Inc., Class A	255,904	6,151,547
	Boyd Group Services, Inc.	68,586	10,674,461
	Bridgemarq Real Estate Services	11,459	124,108
	Brookfield Corp. (BN US)	582,993	30,898,629
#	Brookfield Infrastructure Corp. (BIPC CN), Class A	175,457	7,213,120
	Brookfield Wealth Solutions Ltd.	1,000	53,097
#	BRP, Inc. (DOO CN)	74,840	3,689,996

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	BRP, Inc. (DOOO US)	9,048	$445,795
*	CAE, Inc. (CAE CN)	34,183	601,489
#*	CAE, Inc. (CAE US)	504,041	8,871,122
*	Calfrac Well Services Ltd.	67,258	185,976
	Calian Group Ltd.	27,849	960,669
	Cameco Corp. (CCJ US)	104,370	5,450,201
	Canaccord Genuity Group, Inc.	463,257	3,333,811
#	Canacol Energy Ltd.	113,536	229,950
#*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	469,166
	Canadian Imperial Bank of Commerce (CM US)	751,848	47,035,611
	Canadian National Railway Co. (CNI US)	352,208	38,010,287
	Canadian National Railway Co. (CNR CN)	32,594	3,519,595
	Canadian Natural Resources Ltd. (CNQ US)	2,238,375	76,149,517
	Canadian Pacific Kansas City Ltd. (CP US)	233,836	18,042,786
#	Canadian Tire Corp. Ltd., Class A	195,241	20,777,002
#	Canadian Utilities Ltd., Class A	205,888	5,271,596
	Canadian Western Bank	545,631	22,435,002
*	Canfor Corp.	415,458	4,956,194
*	Canfor Pulp Products, Inc.	8,300	5,842
	Capital Power Corp.	336,369	13,642,229
*	Capstone Copper Corp.	2,846,554	19,687,805
#	Cardinal Energy Ltd.	603,543	2,778,546
	Cargojet, Inc.	7,533	736,285
	Cascades, Inc.	296,736	2,235,616
	CCL Industries, Inc., Class B	425,261	24,806,764
*	Celestica, Inc. (CLS CN)	180,887	12,378,291
*	Celestica, Inc. (CLS US)	430,580	29,451,672
	Cenovus Energy, Inc. (CVE CN)	665,241	10,697,559

		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	2,475,331	$39,778,569
	Centerra Gold, Inc.	1,062,702	7,510,315
	CES Energy Solutions Corp.	1,182,879	6,779,455
*	CGI, Inc. (GIB US)	132,544	14,673,946
*	CGI, Inc. (GIBA CN)	174,898	19,374,631
	Chesswood Group Ltd.	24,123	15,593
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	12,077,708
	CI Financial Corp.	646,107	10,626,531
*	Cineplex, Inc.	2,825	20,289
*	Cipher Pharmaceuticals, Inc.	5,529	59,724
	Clairvest Group, Inc.	516	25,756
#	Cogeco Communications, Inc.	78,957	3,978,047
	Cogeco, Inc.	23,757	1,037,401
	Colliers International Group, Inc. (CIGI CN)	10,139	1,549,887
	Colliers International Group, Inc. (CIGI US)	72,700	11,096,928
	Computer Modelling Group Ltd.	429,704	3,530,588
*	Conifex Timber, Inc.	32,928	11,825
	Constellation Software, Inc.	18,501	55,795,194
	Converge Technology Solutions Corp.	179,450	386,648
	Corby Spirit & Wine Ltd.	38,585	354,715
#*	Corus Entertainment, Inc., Class B	1,286,025	106,218
*	Cronos Group, Inc. (CRON CN)	8,403	17,743
#*	Cronos Group, Inc. (CRON US)	654,026	1,366,914
*	Culico Metals, Inc.	31,776	2,739
	Definity Financial Corp.	165,671	6,393,150
#*	Denison Mines Corp. (DML CN)	1,668,715	3,511,570
*	dentalcorp Holdings Ltd.	26,849	181,069

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Descartes Systems Group, Inc. (DSG CN)	34,366	$3,570,253
*	Descartes Systems Group, Inc. (DSGX US)	31,478	3,271,509
	Dexterra Group, Inc.	149,186	661,096
*	Docebo, Inc.	10,758	490,015
	Dollarama, Inc.	431,147	44,865,794
	Doman Building Materials Group Ltd.	344,477	2,036,159
*	Dorel Industries, Inc., Class B	177,248	700,157
	DREAM Unlimited Corp., Class A	143,444	2,951,607
	Dundee Precious Metals, Inc.	872,687	8,875,102
	Dye & Durham Ltd.	68,293	933,888
	Dynacor Group, Inc.	7,600	31,386
	ECN Capital Corp.	38,827	61,628
	E-L Financial Corp. Ltd.	538	551,002
*	Eldorado Gold Corp. (EGO US)	91,679	1,592,464
*	Eldorado Gold Corp. (ELD CN)	795,056	13,830,037
	Element Fleet Management Corp.	1,666,595	34,101,549
#	Emera, Inc.	402,686	15,212,614
	Empire Co. Ltd., Class A	569,865	16,440,893
#	Enbridge, Inc. (ENB CN)	22	890
#	Enbridge, Inc. (ENB US)	936,844	37,848,498
	Endeavour Mining PLC	665,059	14,726,020
*	Endeavour Silver Corp. (EDR CN)	157,495	796,326
	Enerflex Ltd. (EFX CN)	543,967	3,594,280
#*	Energy Fuels, Inc.	205,896	1,243,644
	Enghouse Systems Ltd.	161,492	3,418,084
*	Ensign Energy Services, Inc.	1,069,398	2,150,547
	EQB, Inc.	151,456	11,619,586
#*	Equinox Gold Corp. (EQX CN)	203,196	1,123,718
#*	Equinox Gold Corp. (EQX US)	1,160,255	6,427,813

		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp. (ERO CN)	67,234	$1,234,728
*	ERO Copper Corp. (ERO US)	224,448	4,116,376
	Evertz Technologies Ltd.	127,536	1,084,516
#	Exchange Income Corp.	106,691	4,195,305
	Exco Technologies Ltd.	114,408	689,398
	Extendicare, Inc.	293,896	1,941,928
	Fairfax Financial Holdings Ltd.	49,808	61,895,566
#	Fiera Capital Corp.	105,010	732,321
	Finning International, Inc.	668,984	19,526,347
*	Firan Technology Group Corp.	8,949	45,055
	Firm Capital Mortgage Investment Corp.	150,718	1,223,193
#	First Majestic Silver Corp. (AG US)	637,865	4,707,444
#	First Majestic Silver Corp. (FR CN)	82,658	610,874
#	First National Financial Corp.	78,535	2,290,028
*	First Quantum Minerals Ltd.	922,566	11,920,109
	FirstService Corp. (FSV CN)	4,407	815,976
	FirstService Corp. (FSV US)	78,004	14,444,001
*	Fission Uranium Corp.	1,903,245	1,298,583
	Foraco International SA	237,750	385,905
#	Fortis, Inc. (FTS CN)	205,753	8,900,422
	Fortis, Inc. (FTS US)	209,270	9,046,742
*	Fortuna Mining Corp. (FSM US)	267,189	1,327,929
*	Fortuna Mining Corp. (FVI CN)	1,253,300	6,237,922
	Franco-Nevada Corp. (FNV US)	79,087	10,491,681
#	Freehold Royalties Ltd.	503,792	4,967,906
	Frontera Energy Corp.	103,482	563,359
*	Galiano Gold, Inc.	738,913	1,273,668
	Gamehost, Inc.	83,742	635,124
*	GDI Integrated Facility Services, Inc.	18,421	484,620
#	Gear Energy Ltd.	537,509	204,604
	George Weston Ltd.	118,302	18,764,676

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	GFL Environmental, Inc.	196,491	$8,213,324
	Gibson Energy, Inc.	660,600	10,959,787
	Gildan Activewear, Inc. (GIL CN)	131,307	6,426,013
	Gildan Activewear, Inc. (GIL US)	359,798	17,594,122
	goeasy Ltd.	73,651	9,369,628
*	GoldMoney, Inc.	9,639	70,616
*	Gran Tierra Energy, Inc. (GTE CN)	168,240	1,066,943
	Great-West Lifeco, Inc.	418,752	14,051,132
	Guardian Capital Group Ltd., Class A	23,106	663,135
*	Haivision Systems, Inc.	35,600	123,750
	Hammond Manufacturing Co. Ltd., Class A	1,600	11,032
	Hammond Power Solutions, Inc.	34,395	2,980,892
*††	Hanfeng Evergreen, Inc.	42,625	0
	Headwater Exploration, Inc.	869,487	4,283,895
*	Heroux-Devtek, Inc.	155,414	3,588,581
	High Liner Foods, Inc.	92,421	867,557
*	HLS Therapeutics, Inc.	1,000	2,399
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	22,576,062
Ω	Hydro One Ltd.	274,288	8,831,351
#*	i-80 Gold Corp.	413,213	433,290
	iA Financial Corp., Inc.	410,077	33,410,518
*	IAMGOLD Corp. (IAG US)	15,714	87,056
*	IAMGOLD Corp. (IMG CN)	2,715,226	15,074,297
	IGM Financial, Inc.	224,927	6,757,422
#*	Imperial Metals Corp.	164,385	255,016
	Imperial Oil Ltd. (IMO US)	221,203	16,475,199
	Information Services Corp.	31,209	654,507
	Innergex Renewable Energy, Inc.	225,872	1,479,482
#	InPlay Oil Corp.	17,292	23,472
	Intact Financial Corp.	141,040	26,934,705
*	Interfor Corp.	277,202	3,820,524
*	Ivanhoe Mines Ltd., Class A	241,559	3,193,954

		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	69,440	$1,654,271
*	K92 Mining, Inc.	347,435	2,310,660
	K-Bro Linen, Inc.	32,564	768,289
*	Kelt Exploration Ltd.	835,753	3,919,609
	Keyera Corp.	628,640	19,305,955
*	Kinaxis, Inc.	57,594	6,396,622
	Kinross Gold Corp. (K CN)	5,951,051	60,051,184
*	Knight Therapeutics, Inc.	345,304	1,398,725
*	Kolibri Global Energy, Inc.	26,102	86,610
#	KP Tissue, Inc.	37,940	223,441
#	Labrador Iron Ore Royalty Corp.	233,335	5,104,596
*	Laramide Resources Ltd.	26,500	14,465
#*	Largo, Inc. (LGO CN)	59,040	145,443
	Lassonde Industries, Inc., Class A	9,385	1,189,277
#	Laurentian Bank of Canada	186,528	3,493,842
	Leon’s Furniture Ltd.	151,048	2,910,632
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	21,166
#*	Lightspeed Commerce, Inc. (LSPD US)	519,568	7,855,868
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	283,954	11,618,386
#*	Lion Electric Co. (LEV US)	32,068	19,565
	Loblaw Cos. Ltd.	152,470	19,277,305
*	Lucara Diamond Corp.	1,820,013	679,719
	Lundin Gold, Inc.	410,094	9,916,950
	Lundin Mining Corp.	2,957,041	28,755,941
	Magellan Aerospace Corp.	82,601	618,759
	Magna International, Inc. (MG CN)	308,444	12,177,374
	Magna International, Inc. (MGA US)	610,423	24,093,396
	Mainstreet Equity Corp.	17,173	2,569,259
*	Major Drilling Group International, Inc.	403,554	2,428,831
*	Mandalay Resources Corp.	42,348	103,410
	Manulife Financial Corp. (MFC CN)	47	1,373

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC US)	994,039	$29,035,879
	Maple Leaf Foods, Inc.	184,934	2,797,221
	Martinrea International, Inc.	345,189	2,553,558
*	Mattr Corp.	259,780	2,266,906
*	Maxim Power Corp.	24,537	73,663
*	MDA Space Ltd.	121,749	1,862,501
	Medical Facilities Corp.	139,805	1,455,936
*	MEG Energy Corp.	1,254,914	22,937,883
	Melcor Developments Ltd.	17,176	160,244
	Methanex Corp. (MEOH US)	182,101	7,132,896
	Methanex Corp. (MX CN)	122,100	4,779,294
	Metro, Inc.	313,098	18,594,518
	Morguard Corp.	10,168	854,715
#	MTY Food Group, Inc.	74,603	2,397,197
#	Mullen Group Ltd.	410,131	4,436,078
	National Bank of Canada	919,091	87,661,353
	Neo Performance Materials, Inc.	42,009	237,146
*	New Gold, Inc. (NGD CN)	4,727,443	13,003,991
*	NFI Group, Inc.	121,143	1,379,047
	North American Construction Group Ltd. (NOA CN)	84,700	1,651,600
	North American Construction Group Ltd. (NOA US)	36,817	719,036
	North West Co., Inc.	226,559	8,527,997
	Northland Power, Inc.	894,497	13,593,965
	Nutrien Ltd. (NTR CN)	36,595	1,744,930
	Nutrien Ltd. (NTR US)	920,125	43,871,579
#	Nuvei Corp.	17,788	598,566
*	NuVista Energy Ltd.	977,858	7,851,799
*	Obsidian Energy Ltd. (OBE CN)	86,800	492,491
*	Obsidian Energy Ltd. (OBE US)	132,429	750,872
	OceanaGold Corp.	3,580,178	10,156,716
	Onex Corp.	271,433	19,537,484
	Open Text Corp. (OTEX CN)	61,986	1,859,113
#	Open Text Corp. (OTEX US)	293,399	8,801,970

		Shares	Value»
CANADA — (Continued)
*††	Orbite Technologies, Inc.	174,500	$0
#*	Organigram Holdings, Inc. (OGI US)	34,983	59,820
*	Orla Mining Ltd. (ORLA US)	71,396	344,843
#	Osisko Gold Royalties Ltd. (OR CN)	372,904	7,504,413
	Osisko Gold Royalties Ltd. (OR US)	5,600	112,728
	Pan American Silver Corp. (PAAS CN)	311,644	7,287,774
#	Pan American Silver Corp. (PAAS US)	626,997	14,677,998
	Paramount Resources Ltd., Class A	380,813	7,346,304
	Parex Resources, Inc.	474,519	4,406,601
	Parkland Corp.	600,946	13,984,020
#	Pason Systems, Inc.	302,458	2,926,067
*	Payfare, Inc.	5,700	8,433
	Pembina Pipeline Corp. (PBA US)	282,265	11,795,854
	Pet Valu Holdings Ltd.	6,349	116,141
#	Petrus Resources Ltd.	29,921	31,160
#	Peyto Exploration & Development Corp.	877,140	9,562,956
	PHX Energy Services Corp.	175,346	1,174,976
*	Pieridae Energy Ltd.	200	32
#	Pine Cliff Energy Ltd.	408,078	249,123
	Pizza Pizza Royalty Corp.	148,341	1,395,674
	Polaris Renewable Energy, Inc.	92,453	796,808
	Pollard Banknote Ltd.	31,196	532,350
#	PrairieSky Royalty Ltd.	477,607	9,556,599
*	Precision Drilling Corp. (PD CN)	63,794	3,831,712
*	Precision Drilling Corp. (PDS US)	5,426	325,837
	Premium Brands Holdings Corp.	119,246	7,445,863
	Primo Water Corp. (PRMW CN)	63,525	1,668,025
	Primo Water Corp. (PRMW US)	521,369	13,675,509
#	Propel Holdings, Inc.	10,200	265,119
#*	Quarterhill, Inc.	587,981	679,893
	Quebecor, Inc., Class B	425,494	10,594,949

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Questerre Energy Corp., Class A	145,025	$29,164
	RB Global, Inc. (RBA CN)	6,709	568,435
	RB Global, Inc. (RBA US)	142,818	12,102,397
*	Real Matters, Inc.	4,105	20,785
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,835,196
#	Restaurant Brands International, Inc. (QSR US)	227,084	15,793,692
*	RF Capital Group, Inc.	11,366	62,120
	Richelieu Hardware Ltd.	192,286	5,066,954
	Rogers Communications, Inc. (RCI US), Class B	151,950	5,518,824
#	Rogers Communications, Inc. (RCIB CN), Class B	466,922	16,958,556
	Rogers Sugar, Inc.	311,604	1,244,312
	Royal Bank of Canada (RY CN)	394,930	47,762,605
#	Royal Bank of Canada (RY US)	1,198,667	144,906,854
	Russel Metals, Inc.	329,978	9,188,241
	Sandstorm Gold Ltd. (SAND US)	330,200	1,997,710
*	Sangoma Technologies Corp.	20,967	127,999
	Saputo, Inc.	410,644	7,833,307
	Savaria Corp.	91,656	1,467,971
*	Seabridge Gold, Inc. (SA US)	135,926	2,369,190
	Secure Energy Services, Inc.	1,105,344	12,312,914
#*	Shopify, Inc. (SHOP US), Class A	119,367	9,335,693
#	Sienna Senior Living, Inc.	206,532	2,554,301
*	SilverCrest Metals, Inc. (SIL CN)	7,684	78,421
*	SilverCrest Metals, Inc. (SILV US)	490,221	4,985,548
#*	SNDL, Inc.	107,315	223,215
*	Source Energy Services Ltd.	8,200	73,793
#*	South Bow Corp.	295,212	7,368,496

		Shares	Value»
CANADA — (Continued)
#*	Spartan Delta Corp.	22,573	$54,959
Ω	Spin Master Corp.	85,074	1,800,647
	Sprott, Inc. (SII CN)	29,477	1,304,343
	Sprott, Inc. (SII US)	10,961	484,805
	SSR Mining, Inc. (SSRM CN)	672,353	4,152,863
	SSR Mining, Inc. (SSRM US)	6,434	39,698
	Stantec, Inc. (STN CN)	139,694	11,331,232
	Stantec, Inc. (STN US)	70,045	5,684,852
	Stelco Holdings, Inc.	110,860	5,424,564
	Stella-Jones, Inc.	249,792	15,102,159
*Ω	STEP Energy Services Ltd.	43,194	106,407
	StorageVault Canada, Inc.	485,841	1,420,169
*	Strathcona Resources Ltd.	4,454	88,034
	Sun Life Financial, Inc. (SLF CN)	269,659	14,951,467
	Sun Life Financial, Inc. (SLF US)	643,541	35,665,042
	Suncor Energy, Inc. (SU CN)	8	319
	Suncor Energy, Inc. (SU US)	2,627,914	99,256,312
*	SunOpta, Inc. (SOY CN)	83,538	548,380
#*	SunOpta, Inc. (STKL US)	6,269	41,031
	Superior Plus Corp.	679,883	3,222,773
	Supremex, Inc.	20,200	59,482
	Surge Energy, Inc.	314,489	1,330,368
	Sylogist Ltd.	13,000	102,517
	Taiga Building Products Ltd.	19,400	53,086
	Tamarack Valley Energy Ltd.	1,815,047	5,409,879
*	Taseko Mines Ltd. (TGB US)	110,319	246,011
#*	Taseko Mines Ltd. (TKO CN)	849,603	1,885,498
	TC Energy Corp. (TRP US)	1,476,061	68,651,597
	Teck Resources Ltd. (TECK US), Class B	831,559	38,659,178
	Teck Resources Ltd. (TECK/A CN), Class A	4,800	225,840

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECKB CN), Class B	70	$3,257
	TELUS Corp.	281,803	4,454,687
*	Tenaz Energy Corp.	7,000	48,867
	TerraVest Industries, Inc.	20,864	1,494,428
	TFI International, Inc. (TFII CN)	149,590	20,018,749
	Thomson Reuters Corp. (TRI CN)	25,396	4,157,002
	Thomson Reuters Corp. (TRI US)	40,184	6,575,710
#	Tidewater Midstream & Infrastructure Ltd.	582,130	121,247
	Timbercreek Financial Corp.	233,537	1,271,383
	TMX Group Ltd.	289,953	9,056,671
	Topaz Energy Corp.	279,553	5,362,776
*	Torex Gold Resources, Inc.	376,556	8,121,504
	Toromont Industries Ltd.	237,426	20,974,179
	Toronto-Dominion Bank (TD CN)	657,846	36,366,148
	Toronto-Dominion Bank (TD US)	744,456	41,146,083
	Total Energy Services, Inc.	185,590	1,282,273
	Tourmaline Oil Corp.	1,231,740	56,785,563
	TransAlta Corp.	390,820	4,076,253
	TransAlta Corp.	701,890	7,339,763
#*	Transat AT, Inc.	48,718	61,582
	Transcontinental, Inc., Class A	360,404	4,452,148
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,391,913	4,618,549
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	51,187
	Triple Flag Precious Metals Corp. (TFPM US)	86,915	1,490,585
*	Trisura Group Ltd. (TRRSF US)	231	6,789
*	Trisura Group Ltd. (TSU CN)	84,925	2,512,949
*	Valeura Energy, Inc.	5,100	16,556
	Vecima Networks, Inc.	4,100	58,893
	Veren, Inc. (VRN CN)	2,034,603	10,477,325
	Veren, Inc. (VRN US)	566,872	2,925,059

		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc. (VET CN)	209,651	$1,954,442
	Vermilion Energy, Inc. (VET US)	550,511	5,136,268
	VersaBank (VBNK CN)	21,290	320,034
	VersaBank (VBNK US)	3,669	55,035
*	VerticalScope Holdings, Inc.	11,089	62,679
*	Victoria Gold Corp./Vancouver	1,949	672
*	Viemed Healthcare, Inc.	100,781	861,678
	Wajax Corp.	110,951	1,969,045
	Waste Connections, Inc. (WCN CN)	29,311	5,181,402
	Waste Connections, Inc. (WCN US)	78,536	13,881,320
*	Well Health Technologies Corp.	189,402	602,615
*	Wesdome Gold Mines Ltd.	553,365	4,848,675
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	17,186,204
#	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,745,991
*	Western Forest Products, Inc.	1,517,651	539,546
	Westgold Resources Ltd.	267,342	543,382
	Westshore Terminals Investment Corp.	126,556	2,091,467
	Wheaton Precious Metals Corp. (WPM CN)	52	3,434
	Wheaton Precious Metals Corp. (WPM US)	179,106	11,822,787
#	Whitecap Resources, Inc.	2,695,957	20,117,784
#*	WildBrain Ltd.	386,389	305,259
	Winpak Ltd.	108,456	3,864,332
	WSP Global, Inc.	133,461	23,854,950
*	Yangarra Resources Ltd.	278,894	204,311
	Yellow Pages Ltd.	49,061	354,123

TOTAL CANADA			3,443,254,326

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	2,225,000	111,766

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd. (SIIC SP)	2,321,280	$292,678

TOTAL CHINA			404,444

DENMARK — (3.0%)
*	ALK-Abello AS	525,386	12,302,120
	Alm Brand AS	4,542,002	8,842,631
*	Ambu AS, Class B	745,983	13,842,777
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	5,710,896
	AP Moller - Maersk AS (MAERSKB DC), Class B	4,640	7,339,381
*	Bang & Olufsen AS	533,253	716,334
*	Bavarian Nordic AS	334,576	10,533,875
	Carlsberg AS, Class B	286,699	31,684,155
	cBrain AS	15,973	410,196
	Chemometec AS	42,122	2,473,115
#	Coloplast AS, Class B	149,381	18,710,058
	Columbus AS	314,193	496,790
	D/S Norden AS	100,294	3,464,474
	Danske Bank AS	1,144,970	33,855,663
*	Demant AS	336,454	12,427,336
	Dfds AS	112,604	2,575,264
	Djurslands Bank AS	1,040	78,719
	DSV AS	214,644	46,986,795
	FLSmidth & Co. AS	246,550	12,907,127
#	Fluegger Group AS	350	16,563
	Foroya Banki P	2,307	55,175
*	Genmab AS (GMAB DC)	86,966	19,476,664
*	GN Store Nord AS	605,158	11,897,090
	GronlandsBANKEN AS	33	3,249
	H Lundbeck AS (HLUNA DC), Class A	164,384	858,053
	H Lundbeck AS (HLUNB DC)	1,283,159	8,353,117
#*	H&H International AS, Class B	84,890	1,046,196
#*	Harboes Bryggeri AS, Class B	2,462	54,552
*	Huscompagniet AS	3,907	36,939
	ISS AS	776,587	15,009,587
#	Jeudan AS	19,857	682,215
	Jyske Bank AS	252,828	17,736,094
	Matas AS	204,660	3,664,942
*	MT Hoejgaard Holding AS	328	10,537

		Shares	Value»
DENMARK — (Continued)
*Ω	Netcompany Group AS	188,939	$9,017,930
*	Nilfisk Holding AS	60,785	1,021,628
*	NKT AS	286,799	26,889,408
*Ω	NNIT AS	38,990	591,523
#	North Media AS	26,060	207,466
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	198,874,359
	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	103,981,175
	Novonesis (Novozymes) B, Class B	763,750	47,995,386
#*	NTG Nordic Transport Group AS, Class A	19,888	808,717
*Ω	Orsted AS	117,239	6,900,290
	Pandora AS	439,359	66,429,377
	Parken Sport & Entertainment AS	10,398	181,767
	Per Aarsleff Holding AS	98,509	5,818,329
	Ringkjoebing Landbobank AS	146,741	24,270,225
	Rockwool AS (ROCKA DC), Class A	7,901	3,391,827
	Rockwool AS (ROCKB DC), Class B	50,207	21,727,083
*	Royal Unibrew AS	238,392	17,934,679
#*	RTX AS	28,702	311,596
	Sampo OYJ, Class A	295,156	12,993,707
Ω	Scandinavian Tobacco Group AS, Class A	286,803	4,321,669
	Schouw & Co. AS	69,765	5,800,984
	Solar AS, Class B	21,517	1,010,783
	SP Group AS	10,194	468,344
	Spar Nord Bank AS	426,959	8,230,043
	Sparekassen Sjaelland-Fyn AS	9,439	284,496
*	Svitzer Group AS	14,548	507,417
	Sydbank AS	333,715	15,926,594
*	TCM Group AS	8,463	92,232
	Tivoli AS	1,741	172,491
	TORM PLC, Class A	198,795	5,223,860
#	Tryg AS	817,510	19,293,848
	UIE PLC	43,770	1,766,293
*	Vestas Wind Systems AS	980,605	18,687,710
*	Zealand Pharma AS	126,535	14,607,511

TOTAL DENMARK			949,999,426

FINLAND — (1.5%)
	Aktia Bank OYJ	214,110	2,164,123

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Alandsbanken Abp, Class B	1,250	$45,667
#*	Alisa Pankki OYJ	1,367	27,492
	Alma Media OYJ	67,280	815,240
	Anora Group OYJ	47,645	178,723
	Apetit OYJ	3,389	49,869
	Aspo OYJ	32,663	200,652
	Atria OYJ	77,416	966,304
	Bittium OYJ	77,079	529,340
	Cargotec OYJ, Class B	197,332	11,944,038
	Citycon OYJ	189,047	732,077
	Digia OYJ	28,994	204,826
	Elisa OYJ	447,790	21,338,263
Ω	Enento Group OYJ	27,350	553,023
	eQ OYJ	7,039	104,086
#	Evli OYJ, Class B	1,367	27,545
#*	Finnair OYJ	572,020	1,451,232
	Fiskars OYJ Abp	97,858	1,631,913
	Fortum OYJ	1,547,773	22,852,433
	F-Secure OYJ	270,547	554,151
	Glaston OYJ Abp	11,415	10,451
	Gofore OYJ	7,011	170,638
	Harvia OYJ	49,563	2,456,261
#*	HKFoods OYJ	213,312	193,987
	Huhtamaki OYJ	460,971	18,067,640
	Ilkka OYJ	29,672	98,293
#*	Incap OYJ	30,277	348,812
*	Kalmar OYJ, Class B	197,492	6,150,082
#	Kamux Corp.	41,665	155,941
	Kemira OYJ	644,022	13,672,402
	Kesko OYJ (KESKOA FH), Class A	179,939	3,769,444
#	Kesko OYJ (KESKOB FH), Class B	1,296,571	27,848,032
*	Kojamo OYJ	364,883	3,592,123
	Kone OYJ, Class B	443,209	24,304,251
	Konecranes OYJ	370,966	25,609,761
	Lassila & Tikanoja OYJ	141,253	1,334,110
*	Lindex Group OYJ	109,255	308,893
	Mandatum OYJ	599,197	2,767,027
	Marimekko OYJ	110,978	1,543,668
	Metsa Board OYJ (METSB FH), Class B	556,623	2,994,521
#	Metso OYJ	2,113,150	20,111,182
	Neste OYJ	483,805	7,767,977
#	Nokia OYJ (NOK US), Sponsored ADR	2,495,826	11,755,340
	Nokia OYJ (NOKIA FH)	3,375,434	15,972,620
	Nokia OYJ (NOKIA FP)	1,186,596	5,594,589
#	Nokian Renkaat OYJ	588,896	4,887,742

		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA FH)	3,382,940	$39,604,014
	Nordea Bank Abp (NDA SS)	2,414,342	28,251,925
	Olvi OYJ, Class A	48,514	1,568,355
#	Oma Saastopankki OYJ	24,666	306,758
*	Optomed OYJ	6,829	28,048
	Oriola OYJ (OKDBV FH), Class B	645,015	637,921
	Orion OYJ (ORNAV FH), Class A	19,263	935,701
	Orion OYJ (ORNBV FH), Class B	440,437	21,422,218
	Outokumpu OYJ	1,421,995	5,115,557
	Pihlajalinna OYJ	42,037	483,478
	Ponsse OYJ	47,190	1,168,201
	Puuilo OYJ	151,844	1,523,493
*	QT Group OYJ	74,730	5,692,992
	Raisio OYJ, Class V	384,238	970,812
*	Rapala VMC OYJ	25,862	62,782
*	Remedy Entertainment OYJ	2,352	40,217
	Revenio Group OYJ	59,270	1,906,902
	Sampo OYJ, Class A	316,933	14,053,131
	Sanoma OYJ	426,907	3,363,357
	Scanfil OYJ	18,726	162,128
	Stora Enso OYJ, Class R	1,620,517	18,084,073
	Suominen OYJ	10,369	27,397
#	Taaleri PLC	19,235	164,999
#	Talenom OYJ	21,268	84,098
#*	Teleste OYJ	20,343	49,552
Ω	Terveystalo OYJ	279,768	3,033,883
	TietoEVRY OYJ	376,214	7,009,253
#	Tokmanni Group Corp.	156,541	1,790,825
#	UPM-Kymmene OYJ	730,225	21,488,012
	Vaisala OYJ, Class A	60,863	2,956,029
#	Valmet OYJ	585,054	14,989,922
#*	Verkkokauppa.com OYJ	8,621	15,480
	Wartsila OYJ Abp	953,765	18,266,916
#*	WithSecure OYJ	88,143	72,947
#*	YIT OYJ	663,893	1,887,223

TOTAL FINLAND			485,075,383

FRANCE — (7.5%)
#	ABC arbitrage	96,223	513,885
	Accor SA	436,148	19,786,806
	Aeroports de Paris SA	95,898	11,408,717
	Air Liquide SA	186,338	33,410,637
	Airbus SE	335,774	51,219,368

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	AKWEL SADIR	51,264	$520,496
*	Alstom SA	1,086,863	23,907,139
	Altamir	46,348	1,135,180
	Alten SA	108,218	9,154,170
Ω	Amundi SA	161,801	11,731,228
*Ω	Aramis Group SAS	9,792	66,939
	Arkema SA	272,144	23,981,903
#	Assystem SA	31,540	1,310,799
#*	Atos SE	159,432	118,370
	Aubay	27,927	1,369,212
	AXA SA	929,826	34,912,442
*	Axway Software SA	38,165	1,157,627
Ω	Ayvens SA	40,618	269,881
#*	Bastide le Confort Medical	13,234	259,379
#	Beneteau SACA	151,602	1,667,704
*	Bigben Interactive	71,791	156,236
	BioMerieux	60,838	6,809,195
	BNP Paribas SA	765,928	52,308,270
	Boiron SA	27,994	998,264
	Bollore SE	1,508,792	9,419,347
#	Bonduelle SCA	58,581	430,065
	Bouygues SA	801,598	25,764,579
	Bureau Veritas SA	789,401	25,035,793
	Capgemini SE	90,467	15,694,287
	Carrefour SA	1,995,880	31,696,425
#	Catana Group	91,952	446,012
	CBo Territoria	2,301	9,020
#*	Cegedim SA	36,781	466,397
	Cie de Saint-Gobain SA	810,023	73,456,855
	Cie des Alpes	102,140	1,671,148
	Cie Generale des Etablissements Michelin SCA	1,955,831	66,098,297
*	Claranova SE	37,465	58,557
#*	Clariane SE	884,784	2,002,129
	Coface SA	661,633	10,669,620
	Credit Agricole SA	793,054	12,155,996
	Danone SA	395,689	28,267,432
	Dassault Aviation SA	26,133	5,276,603
	Dassault Systemes SE	107,422	3,676,535
	Derichebourg SA	587,211	3,334,511
	Edenred SE	326,889	10,572,456
	Eiffage SA	402,573	37,468,930
#*	Ekinops SAS	16,325	69,806
	Electricite de Strasbourg SA	1,257	146,798
*Ω	Elior Group SA	555,988	2,545,915
	Elis SA	1,003,894	22,837,836
	Engie SA	3,560,171	59,673,840
#	Equasens	10,317	547,520
#	Eramet SA	38,470	2,273,394
	EssilorLuxottica SA	121,182	28,424,193

		Shares	Value»
FRANCE — (Continued)
	Esso SA Francaise	12,415	$1,402,771
	Etablissements Maurel et Prom SA	364,634	1,913,854
	Eurazeo SE	158,681	12,103,039
#*	Euroapi SA	18,789	73,437
	Eurofins Scientific SE	403,226	19,887,893
Ω	Euronext NV	217,345	23,980,666
#*	Eutelsat Communications SACA	890,493	3,726,235
*	Exclusive Networks SA	20,720	533,961
	Exel Industries SA, Class A	6,839	357,737
	Fnac Darty SA (0QSH LI)	12,150	341,834
#	Fnac Darty SA (FNAC FP)	51,063	1,432,708
	Forvia SE (1EO IM)	64,858	616,094
	Forvia SE (FRVIA FP)	466,781	4,453,009
*	Gaumont SA	768	71,138
	Gaztransport Et Technigaz SA	149,223	21,711,808
	GEA	181	14,734
	Getlink SE	980,727	16,667,103
	GL Events SACA	46,334	974,545
	Groupe Crit SA	22,390	1,779,342
	Groupe SFPI	7,834	17,640
	Guerbet	30,025	1,040,320
*	Guillemot Corp.	18,369	137,416
*	Haulotte Group SA	27,104	79,950
	Hermes International SCA	23,367	53,107,367
*	ID Logistics Group SACA	13,312	5,940,617
	Imerys SA	169,560	5,504,346
#	Infotel SA	2,750	127,265
	Interparfums SA	32,474	1,483,208
	Ipsen SA	133,207	16,238,917
	IPSOS SA	201,457	9,892,714
#	Jacquet Metals SACA	62,057	1,071,850
*	JCDecaux SE	262,483	4,956,921
	Kaufman & Broad SA	71,601	2,651,945
	Kering SA	75,210	18,785,236
#*	La Francaise De L’energie SACA	2,301	64,667
Ω	La Francaise des Jeux SAEM	352,952	15,087,019
	Laurent-Perrier	7,300	796,827
	Lectra	57,665	1,603,925
	Legrand SA	325,047	36,687,527
	Linedata Services	3,879	341,716
	LISI SA	40,903	995,661
	LNA Sante SA	27,399	720,968

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	L’Oreal SA	121,996	$45,769,253
*	Lumibird	1,775	13,458
	LVMH Moet Hennessy Louis Vuitton SE	247,349	164,665,260
#Ω	Maisons du Monde SA	124,765	544,329
	Manitou BF SA	37,916	717,714
	Mersen SA	105,917	2,471,360
	Metropole Television SA	127,172	1,606,602
*	Nacon SA	1,448	945
Ω	Neoen SA	156,615	6,738,095
	Nexans SA	102,752	14,303,350
#*	Nexity SA	161,114	2,516,761
	NRJ Group	87,380	710,894
	Oeneo SA	138,265	1,487,484
	Opmobility	280,234	2,754,514
	Orange SA (ORA FP)	6,978,148	76,659,836
	Pernod Ricard SA	77,494	9,668,814
#*	Pierre Et Vacances SA	302,068	469,943
*	Pluxee NV	95,284	2,005,467
	Publicis Groupe SA (PUB FP)	440,260	46,792,299
#	Publicis Groupe SA (PUBGY US), ADR	30,465	811,588
	Quadient SA	138,101	2,430,119
*††	Recylex SA	65,252	0
	Renault SA	492,514	22,534,694
	Rexel SA	1,166,393	32,135,807
	Robertet SA	1,432	1,453,467
	Rubis SCA	231,135	5,663,289
	Safran SA	250,617	56,731,058
	Samse SACA	989	162,247
	Sanofi SA (SAN FP)	552,673	58,406,355
	Sanofi SA (SNY US), ADR	68,537	3,624,237
	Sartorius Stedim Biotech	9,917	1,989,378
	Savencia SA	22,204	1,223,276
	Schneider Electric SE (0NWV LI)	19,869	5,169,521
	Schneider Electric SE (SU FP)	154,363	39,987,526
	SCOR SE	589,300	12,678,704
	SEB SA	107,631	11,370,644
	Seche Environnement SACA	12,569	1,249,335
#	SES SA	1,862,618	7,444,066
#*Ω	SMCP SA	170,220	514,439
	Societe BIC SA	116,205	8,501,979

		Shares	Value»
FRANCE — (Continued)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	$88,606
	Societe Generale SA	1,157,657	33,249,600
	Societe LDC SADIR	4,426	322,901
	Sodexo SA	138,261	12,018,866
	Sodexo, Inc.	8,908	773,236
*	SOITEC	43,863	3,473,404
	Sopra Steria Group	71,040	13,662,605
	SPIE SA	537,963	19,470,783
	Stef SA	22,312	3,341,150
	STMicroelectronics NV (STM FP)	876,681	23,830,313
	STMicroelectronics NV (STM US)	486,879	13,213,896
	Sword Group	30,721	1,195,524
*	Synergie SE	44,846	1,488,683
	Technip Energies NV	618,619	15,445,268
	Teleperformance SE	196,899	20,871,660
	Television Francaise 1 SA	212,802	1,765,622
	TFF Group	496	16,097
	Thales SA	142,400	22,954,665
#	Thermador Groupe	15,109	1,185,700
	Tikehau Capital SCA	25,541	588,880
	TotalEnergies SE (TTE FP)	4,093,590	256,895,879
#	TotalEnergies SE (TTE US), Sponsored ADR	215,223	13,464,351
	Trigano SA	43,525	5,950,440
*	Ubisoft Entertainment SA	368,613	5,554,835
	Valeo SE	740,417	7,198,438
*	Vallourec SACA	802,756	13,216,782
	Veolia Environnement SA (VIE FP)	620,139	19,689,218
Ω	Verallia SA	294,207	8,484,611
	Vetoquinol SA	2,379	206,846
	Vicat SACA	89,628	3,320,793
	VIEL & Cie SA	80,059	938,677
	Vinci SA	701,249	78,554,392
	Virbac SACA	13,467	5,118,390
*	Viridien	28,021	1,175,117
	Vivendi SE	1,944,278	20,775,646
#*	Voltalia SA	45,563	422,198
	Vranken-Pommery Monopole SA	9,140	136,783
	Wavestone	26,350	1,402,626
*Ω	Worldline SA	414,872	2,940,806
*Ω	X-Fab Silicon Foundries SE	220,636	1,051,705

TOTAL FRANCE			2,347,174,172

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GABON — (0.0%)
	Totalenergies EP Gabon	201	$34,670

GERMANY — (6.8%)
	1&1 AG	177,566	2,494,616
	7C Solarparken AG	207,839	451,326
*	About You Holding SE	17,742	59,361
#	Adesso SE	9,670	705,666
	adidas AG	138,244	33,108,219
	Adtran Networks SE	25,248	537,251
	All for One Group SE	5,763	317,999
	Allgeier SE	19,044	292,772
	Allianz SE (ALIZY US), ADR	50,320	1,580,048
	Allianz SE (ALV GR)	195,310	61,484,604
	AlzChem Group AG	2,867	162,481
	Amadeus Fire AG	17,147	1,464,490
*	Aroundtown SA	2,165,274	6,447,160
	Atoss Software SE	32,850	4,320,915
Ω	Aumann AG	4,179	45,605
	Aurubis AG	152,294	11,976,005
*Ω	Auto1 Group SE	49,166	504,548
	BASF SE	1,629,080	79,193,834
*	Basler AG	13,664	79,879
	Bayer AG	2,148,242	57,888,496
	Bayerische Motoren Werke AG	620,585	48,924,432
#*	BayWa AG (BYW6 GR)	64,660	710,560
	Bechtle AG	350,338	11,962,073
Ω	Befesa SA	102,654	2,390,729
#	Beiersdorf AG	41,531	5,606,425
	Bertrandt AG	26,000	504,867
#	Bijou Brigitte AG	18,904	719,806
	Bilfinger SE	112,125	5,389,513
*	Borussia Dortmund GmbH & Co. KGaA	385,955	1,439,872
#*	BRANICKS Group AG	114,046	314,819
	Brenntag SE	488,802	31,886,043
	CANCOM SE (COK GR)	25,819	689,456
#	Carl Zeiss Meditec AG	23,186	1,459,604
*	Ceconomy AG	743,690	2,393,643
	CENIT AG	35,759	370,462
	Cewe Stiftung & Co. KGaA	34,936	3,755,807
	Commerzbank AG	1,576,057	27,952,341
	CompuGroup Medical SE & Co. KGaA	101,645	1,511,269
	Continental AG	403,333	25,172,137
*Ω	Covestro AG	516,166	32,692,105

		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	208,623	$21,908,573
	Daimler Truck Holding AG	1,631,746	67,473,714
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	82,098
	Dermapharm Holding SE	75,933	2,579,364
	Deutsche Bank AG (DB US)	1,265,286	21,433,945
	Deutsche Bank AG (DBK GR)	1,854,208	31,502,565
	Deutsche Beteiligungs AG	70,526	1,717,801
	Deutsche Boerse AG	308,221	71,593,041
	Deutsche EuroShop AG	17,860	396,906
	Deutsche Lufthansa AG	1,409,207	9,792,391
*Ω	Deutsche Pfandbriefbank AG	630,955	3,583,252
	Deutsche Post AG	1,851,979	74,393,102
	Deutsche Telekom AG (DTE GR)	6,058,727	183,176,593
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	7,726	233,402
	Deutsche Wohnen SE	66,493	1,698,732
	Deutz AG	225,216	1,001,491
	DMG Mori AG	1,266	61,504
*	Dr. Hoenle AG	15,398	154,724
	Draegerwerk AG & Co. KGaA	14,733	666,035
	Duerr AG	190,743	4,420,290
Ω	DWS Group GmbH & Co. KGaA	104,702	4,468,520
	E.ON SE	3,458,686	46,675,205
	Eckert & Ziegler SE	36,307	1,557,743
	EDAG Engineering Group AG	20,949	182,872
	Elmos Semiconductor SE	32,846	1,962,410
	ElringKlinger AG	128,111	570,781
#*	Encavis AG	325,346	6,176,691
	Energiekontor AG	27,170	1,448,490
	Evonik Industries AG	911,668	20,092,413
#*	Evotec SE	292,776	2,264,310
	Fabasoft AG	4,612	75,093
	Fielmann Group AG	103,613	5,211,714
	flatexDEGIRO AG	245,069	3,600,067

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Fraport AG Frankfurt Airport Services Worldwide	160,050	$8,660,692
	Freenet AG	753,145	22,383,768
	Fresenius Medical Care AG (FME GR)	544,294	21,306,367
	Fresenius Medical Care AG (FMS US), ADR	1,074	20,986
*	Fresenius SE & Co. KGaA	712,041	25,997,069
	Friedrich Vorwerk Group SE	10,661	348,178
	FUCHS SE	127,236	4,570,923
	GEA Group AG	629,633	31,013,093
	Gerresheimer AG	145,559	12,258,946
	Gesco SE	29,514	449,325
	GFT Technologies SE	80,626	1,778,126
*	Grand City Properties SA	208,070	2,757,822
	Grenke AG	65,963	1,303,354
	H&R GmbH & Co. KGaA	71,325	287,325
	Hamburger Hafen und Logistik AG	136,711	2,391,859
	Hannover Rueck SE	36,619	9,615,925
#Ω	Hapag-Lloyd AG	49,332	8,651,343
	Hawesko Holding SE	1,974	50,784
	Heidelberg Materials AG	271,703	29,925,115
#*	Heidelberger Druckmaschinen AG	1,243,065	1,299,791
	Hella GmbH & Co. KGaA	39,022	3,676,374
#*	HelloFresh SE	461,352	5,109,493
	Henkel AG & Co. KGaA	139,179	10,863,844
#	Hensoldt AG	231,630	7,881,078
*	Highlight Communications AG	42,880	46,013
	HOCHTIEF AG	85,589	10,481,558
	Hornbach Holding AG & Co. KGaA	43,622	3,816,576
	HUGO BOSS AG	172,645	7,948,245
	Indus Holding AG	62,069	1,381,907
	Infineon Technologies AG (IFNNY US), ADR	184,129	5,827,683
	Infineon Technologies AG (IFX GR)	1,478,248	46,749,050
	Init Innovation in Traffic Systems SE	12,825	529,683

		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	115,129	$1,026,791
	IVU Traffic Technologies AG	27,953	393,755
	Jenoptik AG	184,160	4,320,486
Ω	JOST Werke SE	32,847	1,546,673
	K&S AG	346,291	4,204,944
	KION Group AG	359,666	13,964,916
	Kloeckner & Co. SE	10,782	55,059
#	Knaus Tabbert AG	13,165	323,715
	Knorr-Bremse AG	213,530	17,614,276
#*	Koenig & Bauer AG	67,745	649,451
	Kontron AG	168,742	2,841,540
	Krones AG	57,689	7,514,350
	KSB SE & Co. KGaA	267	188,748
	KWS Saat SE & Co. KGaA	35,313	2,438,200
	Lanxess AG	408,612	11,866,156
	LEG Immobilien SE	188,708	17,826,761
	Leifheit AG	30,103	525,925
#*	LPKF Laser & Electronics SE	13,810	129,655
*	Manz AG	11,990	88,630
*	Mediclin AG	12,692	33,309
*	Medigene AG	19,578	34,863
*	Medios AG	43,616	717,317
	Mercedes-Benz Group AG	1,621,287	98,494,237
	Merck KGaA	25,451	4,207,693
	METRO AG	627,445	2,955,642
	MLP SE	323,179	2,101,604
	MTU Aero Engines AG	22,908	7,487,275
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	172,784	88,358,316
#	Mutares SE & Co. KGaA	52,436	1,405,116
#*	Nagarro SE	31,247	3,052,571
	Nemetschek SE	195,375	21,052,072
	Nexus AG	25,495	1,333,473
#*	Nordex SE	249,583	3,556,692
	Norma Group SE	202,199	2,803,498
	Patrizia SE	194,013	1,639,774
*	Pentixapharm Holding AG	36,307	140,200
	Pfeiffer Vacuum Technology AG	20,089	3,359,934
#	PNE AG	149,512	1,922,979
	ProCredit Holding AG	22,085	194,503
	ProSiebenSat.1 Media SE	634,547	3,905,944
#*	PSI Software SE	15,799	366,722
	Puma SE (PUM GR)	327,064	14,914,037
#*	PVA TePla AG	67,791	855,362

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	PWO AG	5,972	$182,133
*	q.beyond AG	684,149	560,845
	Qiagen NV (QGEN US)	53,135	2,236,983
	Qiagen NV (QIA GR)	141,960	6,016,047
*	R Stahl AG	4,599	88,979
	Rational AG	13,027	12,757,365
	Rheinmetall AG	84,035	43,264,197
#	RTL Group SA	135,576	4,314,398
	RWE AG	868,514	28,148,173
	SAF-Holland SE	82,602	1,277,770
#	Salzgitter AG	108,896	1,663,151
	SAP SE (SAP GR)	198,124	46,258,959
	Secunet Security Networks AG	4,059	473,930
#*	SGL Carbon SE	174,965	892,883
	Siemens AG (SIE GR)	455,713	88,658,874
	Siemens AG (SIEGY US), Sponsored ADR	26,096	2,533,139
*	Siemens Energy AG	592,352	24,329,727
Ω	Siemens Healthineers AG	236,752	12,359,510
	Siltronic AG	74,257	4,218,165
	Sixt SE	38,792	3,072,625
#	SMA Solar Technology AG	30,939	541,381
#*	SNP Schneider-Neureither & Partner SE	243	14,052
	Stabilus SE	105,184	4,164,164
	STRATEC SE	8,076	315,108
	Stroeer SE & Co. KGaA	137,619	8,165,772
	Suedzucker AG	309,982	3,718,580
*	Surteco Group SE	34,391	679,084
	SUSS MicroTec SE	61,566	3,683,808
	Symrise AG	119,197	14,343,051
*	TAG Immobilien AG	628,263	10,444,114
	Takkt AG	103,371	1,011,795
*	Talanx AG	209,005	16,107,637
*Ω	TeamViewer SE	376,817	5,428,536
	Technotrans SE	37,043	648,742
	thyssenkrupp AG	1,922,280	6,710,317
*	TUI AG	1,573,128	13,113,719
	United Internet AG	398,036	8,149,152
	Verbio SE	36,978	568,490
	Volkswagen AG	73,488	7,321,627
	Vonovia SE	698,256	22,892,844
	Vossloh AG	40,562	1,963,070
#	Wacker Chemie AG	56,488	4,751,372
	Wacker Neuson SE	105,064	1,619,930
	Washtec AG	52,755	2,257,672
#*	Westwing Group SE	31,895	246,237

		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	111,263	$1,444,658
*Ω	Zalando SE	167,118	5,059,109
	Zeal Network SE	29,514	1,277,083

TOTAL GERMANY			2,132,861,486

HONG KONG — (1.6%)
*	Aceso Life Science Group Ltd.	7,740,900	62,381
*	Acme International Holdings Ltd.	247,500	59,507
	Aeon Credit Service Asia Co. Ltd.	28,000	21,029
	AIA Group Ltd.	9,287,200	73,297,541
*	Aidigong Maternal & Child Health Ltd.	115,466	32,669
*	Allied Group Ltd.	1,676,000	316,463
	Analogue Holdings Ltd.	34,000	4,328
	APAC Resources Ltd.	361,197	50,059
*	Apollo Future Mobility Group Ltd.	66,400	4,523
	Asia Financial Holdings Ltd.	400,000	201,700
*	Asia Standard International Group Ltd.	2,185,561	110,654
	ASMPT Ltd.	482,800	5,233,957
	Associated International Hotels Ltd.	79,000	54,933
	Bank of East Asia Ltd.	3,642,555	4,512,519
	BOC Hong Kong Holdings Ltd.	3,312,000	10,812,787
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	864,607
Ω	Budweiser Brewing Co. APAC Ltd.	1,769,400	1,845,445
	Build King Holdings Ltd.	870,000	110,075
	Cafe de Coral Holdings Ltd.	1,602,000	1,718,505
#	Cathay Pacific Airways Ltd.	6,407,180	6,664,154
*	Century City International Holdings Ltd.	1,540,000	37,679
	Chen Hsong Holdings	408,000	75,247

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Cheuk Nang Holdings Ltd.	124,488	$27,165
	Chevalier International Holdings Ltd.	130,276	80,603
*	Chi Kan Holdings Ltd.	88,000	30,228
*	China Energy Development Holdings Ltd.	33,840,000	277,964
	China Motor Bus Co. Ltd.	6,800	46,011
*	China Star Entertainment Ltd.	8,376,000	609,807
*	Chinese Estates Holdings Ltd.	1,984,000	322,282
	Chow Sang Sang Holdings International Ltd.	1,594,000	1,312,360
	Chow Tai Fook Jewellery Group Ltd.	3,184,600	3,016,303
*	Chuang’s China Investments Ltd.	6,484,219	89,955
*	Chuang’s Consortium International Ltd.	4,671,553	226,661
	CITIC Telecom International Holdings Ltd.	8,815,000	2,526,923
	CK Asset Holdings Ltd.	2,380,124	9,729,863
	CK Hutchison Holdings Ltd.	1,818,908	9,565,870
	CK Infrastructure Holdings Ltd.	242,545	1,716,341
#*	CK Life Sciences International Holdings, Inc.	7,186,000	419,753
	CLP Holdings Ltd.	920,500	7,819,276
*	C-Mer Medical Holdings Ltd.	1,490,000	438,200
	CN Logistics International Holdings Ltd.	88,000	39,815
*	CNT Group Ltd.	814,000	30,471
	Convenience Retail Asia Ltd.	122,000	7,666
#††	Convoy, Inc.	23,823,171	95,917
#*	Cowell e Holdings, Inc.	388,000	1,197,331
Ω	Crystal International Group Ltd.	864,000	473,185
*	CSC Holdings Ltd.	98,610,000	391,492
*	CSI Properties Ltd.	29,024,200	326,628

		Shares	Value»
HONG KONG — (Continued)
*††	CW Group Holdings Ltd.	1,730,500	$0
	Dah Sing Banking Group Ltd.	1,987,702	1,871,872
	Dah Sing Financial Holdings Ltd.	870,044	2,836,516
	Dickson Concepts International Ltd.	404,500	250,547
	Dynamic Holdings Ltd.	42,000	41,506
	Eagle Nice International Holdings Ltd.	1,394,000	736,105
#	EC Healthcare	1,855,000	180,990
††	EcoGreen International Group Ltd.	468,240	21,460
	Emperor Entertainment Hotel Ltd.	1,192,442	52,853
	Emperor International Holdings Ltd.	6,684,416	224,292
	Emperor Watch & Jewellery Ltd.	18,200,000	409,354
*	Energy International Investments Holdings Ltd.	804,000	51,512
*	ENM Holdings Ltd.	4,992,000	189,071
*	Esprit Holdings Ltd.	11,430,969	200,826
Ω	ESR Group Ltd.	3,591,152	4,868,576
*	Eternity Investment Ltd.	520,000	4,521
	EuroEyes International Eye Clinic Ltd.	73,000	41,478
	Fairwood Holdings Ltd.	313,000	282,406
	Far East Consortium International Ltd.	6,844,465	1,018,257
*	Far East Hotels & Entertainment Ltd.	322,000	23,540
	First Pacific Co. Ltd.	10,595,756	5,958,244
*Ω	FIT Hon Teng Ltd.	4,136,000	1,394,692
#*Ω	Fosun Tourism Group	656,200	305,449
	Four Seas Mercantile Holdings Ltd.	36,000	11,575
*Ω	Frontage Holdings Corp.	1,238,000	126,713
	FSE Lifestyle Services Ltd.	430,000	320,869
	Galaxy Entertainment Group Ltd.	904,000	4,023,322
	Get Nice Financial Group Ltd.	798,824	77,722

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	5,084,000	$1,115,434
	Glorious Sun Enterprises Ltd.	1,763,000	246,765
#††	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd.	605,000	38,094
	Golden Resources Development International Ltd.	1,144,000	61,268
*	GR Life Style Company Ltd.	2,932,000	322,293
	Great Eagle Holdings Ltd.	985,652	1,455,557
	G-Resources Group Ltd.	6,457,820	2,445,670
	Guoco Group Ltd.	26,000	246,050
	Guotai Junan International Holdings Ltd.	12,779,000	1,887,638
	Hang Lung Group Ltd.	3,125,000	4,085,967
	Hang Lung Properties Ltd.	5,994,284	5,034,975
	Hang Seng Bank Ltd.	466,400	5,705,089
	Hanison Construction Holdings Ltd.	973,496	50,959
#*	Hao Tian International Construction Investment Group Ltd.	72,000	3,704
*	Harbour Centre Development Ltd.	158,000	105,596
	Henderson Land Development Co. Ltd.	2,212,104	7,093,519
	HK Electric Investments & HK Electric Investments Ltd.	4,928,000	3,334,042
	HKBN Ltd.	2,136,000	940,754
*	HKR International Ltd.	4,565,238	588,101
	HKT Trust & HKT Ltd.	10,463,000	13,002,428
	Hon Kwok Land Investment Co. Ltd.	234,000	39,430
	Hong Kong & China Gas Co. Ltd.	11,687,586	9,052,803
	Hong Kong Exchanges & Clearing Ltd.	812,318	32,525,498
	Hong Kong Ferry Holdings Co. Ltd.	489,000	275,712

		Shares	Value»
HONG KONG — (Continued)
*	Hong Kong Technology Venture Co. Ltd.	1,205,535	$224,431
	Hongkong & Shanghai Hotels Ltd.	2,305,726	1,632,391
	Hongkong Chinese Ltd.	3,741,143	132,035
Ω	Honma Golf Ltd.	558,000	256,381
	Hung Hing Printing Group Ltd.	1,234,524	161,622
#	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,736,000	822,767
	Hysan Development Co. Ltd.	1,386,215	2,248,373
*	IGG, Inc.	2,375,000	1,255,861
Ω	Impro Precision Industries Ltd.	160,000	47,129
	International Housewares Retail Co. Ltd.	1,496,000	203,971
*	IPE Group Ltd.	1,865,000	116,828
*	ITC Properties Group Ltd.	677,994	25,467
	Johnson Electric Holdings Ltd.	1,727,818	2,622,826
	K Wah International Holdings Ltd.	3,864,000	894,301
*	Kader Holdings Co. Ltd.	100,000	3,600
	Karrie International Holdings Ltd.	1,958,000	206,117
	Kerry Logistics Network Ltd.	2,157,791	2,026,487
	Kerry Properties Ltd.	2,533,083	5,350,425
	Kingmaker Footwear Holdings Ltd.	1,152,000	114,833
#	Kowloon Development Co. Ltd.	2,015,984	1,016,215
	KRP Development Holdings Ltd.	41,500	3,546
*	Lai Sun Development Co. Ltd.	1,819,480	174,385
	Lam Soon Hong Kong Ltd.	12,000	13,937
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	24,786
*	Lerado Financial Group Co. Ltd.	74,000	1,405
*	Lippo Ltd.	236,000	25,237

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	1,034,000	$556,015
	Luk Fook Holdings International Ltd.	1,690,000	3,237,926
*	Magnificent Hotel Investment Ltd.	952,000	8,621
	Man Wah Holdings Ltd.	8,041,200	5,842,236
*	MECOM Power & Construction Ltd.	2,917,500	72,785
#*	Melco International Development Ltd.	412,000	253,469
#*	Melco Resorts & Entertainment Ltd., ADR	47,606	319,912
	MGM China Holdings Ltd.	1,381,200	1,792,453
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,342,364	150,155
	Miramar Hotel & Investment	572,000	687,359
	Modern Dental Group Ltd.	1,402,000	675,343
#*	Mongolian Mining Corp.	2,136,000	2,427,990
	MTR Corp. Ltd.	686,632	2,498,237
*	NagaCorp Ltd.	5,724,719	2,354,144
	Nameson Holdings Ltd.	1,670,000	176,393
	National Electronics Holdings	61,600	4,445
*††	National United Resources Holdings Ltd.	332,000	1,500
*	New Focus Auto Tech Holdings Ltd.	5,064,000	31,104
#	New World Development Co. Ltd.	5,045,284	5,070,855
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
	Nissin Foods Co. Ltd.	834,000	480,866
	NWS Holdings Ltd.	5,798,221	5,981,324
	Oriental Watch Holdings	2,165,793	960,105
#*	Oshidori International Holdings Ltd.	17,547,000	389,327
	Pacific Basin Shipping Ltd.	25,412,000	6,998,879
	Pacific Textiles Holdings Ltd.	3,934,000	811,750
*	Paliburg Holdings Ltd.	928,790	92,265

		Shares	Value»
HONG KONG — (Continued)
*	Paradise Entertainment Ltd.	120,000	$13,967
	PAX Global Technology Ltd.	342,000	226,577
	PC Partner Group Ltd.	970,000	575,181
	PCCW Ltd.	17,458,308	9,588,225
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,429,000	473,943
	Pico Far East Holdings Ltd.	3,390,000	801,766
	Playmates Holdings Ltd.	3,856,000	287,995
	Plover Bay Technologies Ltd.	1,048,000	727,073
	Power Assets Holdings Ltd.	1,360,500	9,062,652
	PRADA SpA	800,700	6,147,381
*	PT International Development Co. Ltd.	4,218,825	20,750
*	Public Financial Holdings Ltd.	1,998,000	426,125
*	Regal Hotels International Holdings Ltd.	1,641,400	528,477
Ω	Regina Miracle International Holdings Ltd.	1,148,000	340,469
#*	Sa Sa International Holdings Ltd.	2,658,000	232,774
Ω	Samsonite International SA	4,758,000	11,180,850
*	Sands China Ltd.	1,773,600	4,512,531
	SAS Dragon Holdings Ltd.	1,326,000	717,389
	SEA Holdings Ltd.	1,123,918	214,962
#*	Shandong Hi-Speed Holdings Group Ltd.	128,000	92,465
	Shangri-La Asia Ltd.	4,816,166	3,479,004
*	Shun Ho Property Investments Ltd.	70,224	6,521
*	Shun Tak Holdings Ltd.	8,912,250	768,435
	Singamas Container Holdings Ltd.	6,740,000	596,826
	Sino Land Co. Ltd.	6,131,156	6,135,803
	SITC International Holdings Co. Ltd.	4,339,000	12,263,359
*	SJM Holdings Ltd.	3,361,125	1,155,795

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings Ltd.	1,510,930	$822,948
*	Solomon Systech International Ltd.	204,000	14,877
	Soundwill Holdings Ltd.	466,500	320,497
	Stella International Holdings Ltd.	1,853,500	3,459,970
	Sun Hung Kai & Co. Ltd.	3,191,787	1,137,301
	Sun Hung Kai Properties Ltd.	838,511	9,079,368
#	SUNeVision Holdings Ltd.	2,341,000	1,171,144
	Swire Pacific Ltd. (19 HK), Class A	758,000	6,348,758
	Swire Pacific Ltd. (87 HK), Class B	1,400,000	1,889,153
	Swire Properties Ltd.	416,450	847,558
	TAI Cheung Holdings Ltd.	1,103,000	431,508
	Tai Hing Group Holdings Ltd.	1,034,000	87,758
	Tai Sang Land Development Ltd.	145,523	39,250
	Tan Chong International Ltd.	372,000	57,534
	Tao Heung Holdings Ltd.	795,000	51,093
	Techtronic Industries Co. Ltd.	1,082,500	15,658,844
*	Television Broadcasts Ltd.	1,228,900	513,113
*	Texhong International Group Ltd.	1,264,500	686,002
	Texwinca Holdings Ltd.	3,388,000	401,829
	Theme International Holdings Ltd.	14,520,000	726,865
#*	Tongda Group Holdings Ltd.	1,280,000	15,554
	Town Health International Medical Group Ltd.	2,602,000	83,298
	Tradelink Electronic Commerce Ltd.	2,608,000	305,063
	Transport International Holdings Ltd.	1,213,009	1,304,295
	Tycoon Group Holdings Ltd.	458,000	225,911

		Shares	Value»
HONG KONG — (Continued)
	United Laboratories International Holdings Ltd.	5,269,500	$7,152,756
*	Unity Group Holdings International Ltd.	174,000	8,761
*††	Untrade.Genting Hk	1,416,000	0
#	Value Partners Group Ltd.	3,203,000	743,623
	Vedan International Holdings Ltd.	1,404,000	89,470
	Vesync Co. Ltd.	93,000	47,334
#	Vitasoy International Holdings Ltd.	2,014,000	2,277,895
*	Vobile Group Ltd.	488,000	219,930
#*Ω	VPower Group International Holdings Ltd.	2,440,506	62,332
	VSTECS Holdings Ltd.	3,859,200	2,231,475
	VTech Holdings Ltd.	686,600	5,110,964
*	Wai Kee Holdings Ltd.	296,000	27,730
*	Wang On Group Ltd.	66,120,000	170,724
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	21,592
Ω	WH Group Ltd.	26,649,234	20,741,537
	Wharf Real Estate Investment Co. Ltd.	1,631,750	4,906,004
	Wing On Co. International Ltd.	123,137	193,324
	Wing Tai Properties Ltd.	462,000	113,063
	Wynn Macau Ltd.	2,986,400	2,356,768
*	Xingye Alloy Materials Group Ltd.	279,000	36,484
	Xinyi Glass Holdings Ltd.	6,984,215	7,931,176
	YTO International Express & Supply Chain Technology Ltd.	500,000	85,037
	Yue Yuen Industrial Holdings Ltd.	3,628,000	7,626,511
#*	Zhaobangji Lifestyle Holdings Ltd.	4,424,000	96,252

TOTAL HONG KONG			502,078,788

IRELAND — (0.4%)
	AIB Group PLC	5,466,474	29,305,994
	Bank of Ireland Group PLC	4,521,858	41,909,515
	Cairn Homes PLC	2,901,465	6,785,143

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Dalata Hotel Group PLC	640,820	$3,005,721
	FBD Holdings PLC (FBD ID)	67,472	932,188
	FBD Holdings PLC (FBH LN)	18,709	256,419
	Glanbia PLC (GLB ID)	717,800	11,941,982
	Glanbia PLC (GLB LN)	74,909	1,313,202
*Ω	Glenveagh Properties PLC	2,219,683	3,883,639
	Irish Continental Group PLC (IR5B ID)	492,900	2,738,654
	Kerry Group PLC (KYGA ID), Class A	29,400	2,936,336
	Kerry Group PLC (KYGA LN), Class A	76,886	7,520,242
	Kingspan Group PLC (KGP LN)	19,320	1,677,924
	Kingspan Group PLC (KSP ID)	293,136	25,885,932
*	Permanent TSB Group Holdings PLC	66,622	104,330

TOTAL IRELAND			140,197,221

ISRAEL — (0.8%)
*	Adgar Investment & Development Ltd.	194,139	250,671
#*	Afcon Holdings Ltd.	2,339	61,633
#*	AFI Properties Ltd.	50,056	2,399,440
#	Africa Israel Residences Ltd.	10,691	745,482
*	Airport City Ltd.	142,156	2,159,624
#*	Alarum Technologies Ltd., ADR	2,379	30,213
*	Allot Ltd.	48,893	165,043
#	Alony Hetz Properties & Investments Ltd.	208,871	1,687,645
*	Alrov Properties & Lodgings Ltd.	27,535	1,049,038
#	Amot Investments Ltd.	284,975	1,386,317
#	Arad Ltd.	18,543	255,446
*	Argo Properties NV	11,247	287,437
	Aryt Industries Ltd.	9,314	11,562
#	Ashdod Refinery Ltd.	40,468	648,201
#*	Ashtrom Group Ltd.	88,130	1,347,159
#	Atreyu Capital Markets Ltd.	5,574	92,969

		Shares	Value»
ISRAEL — (Continued)
#	AudioCodes Ltd. (AUDC IT)	9,004	$83,794
	AudioCodes Ltd. (AUDC US)	43,501	400,644
	Aura Investments Ltd.	183,463	931,090
	Automatic Bank Services Ltd.	41,174	199,351
*	Avgol Industries 1953 Ltd.	305,415	103,336
#*	Azorim-Investment Development & Construction Co. Ltd.	218,400	1,152,237
	Azrieli Group Ltd.	23,130	1,765,762
	Bank Hapoalim BM	1,400,697	14,594,200
	Bank Leumi Le-Israel BM	2,382,401	24,204,064
#	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	1,395,056
#	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	4,072,986
#*	Big Shopping Centers Ltd.	18,371	2,196,393
#*	BioLine RX Ltd.	391,980	11,929
	Blue Square Real Estate Ltd.	17,734	1,425,729
*	Brack Capital Properties NV	6,273	490,420
*	Brainsway Ltd. (BWAY IT)	41,757	209,816
*	Brainsway Ltd. (BWAY US), ADR	2,154	21,540
	Camtek Ltd.	10,598	840,449
	Carasso Motors Ltd.	109,966	606,594
*	Cellcom Israel Ltd. (CEL IT)	496,268	2,341,217
*	Cellcom Israel Ltd. (CELJF US)	48,866	233,091
*	Ceragon Networks Ltd.	99,230	246,090
#*	Clal Insurance Enterprises Holdings Ltd.	259,218	4,967,179
*	Compugen Ltd.	81,192	130,714
	Danel Adir Yeoshua Ltd.	21,238	2,125,909
	Danya Cebus Ltd.	6,488	164,832
	Delek Automotive Systems Ltd.	63,635	393,687
#	Delek Group Ltd.	34,370	4,048,599
	Delta Galil Ltd.	51,428	2,294,495

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Delta Israel Brands Ltd.	823	$13,919
	Diplomat Holdings Ltd.	12,311	114,864
#	Direct Finance of Direct Group 2006 Ltd.	1,025	148,087
*	Dor Alon Energy in Israel 1988 Ltd.	1,634	34,206
*	Doral Group Renewable Energy Resources Ltd.	78,203	299,454
*	Duniec Brothers Ltd.	2,984	200,559
*	El Al Israel Airlines	301,267	585,126
	Elbit Systems Ltd. (ESLT IT)	1,279	292,967
	Elbit Systems Ltd. (ESLT US)	1,864	425,178
#*	Electra Consumer Products 1970 Ltd.	30,423	608,337
#	Electra Ltd.	7,139	3,243,852
#	Electra Real Estate Ltd.	34,338	367,930
*	Electreon Wireless Ltd.	868	52,346
*	Ellomay Capital Ltd.	2,636	36,421
	Energix-Renewable Energies Ltd.	185,882	646,799
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	442,932
*	Enlight Renewable Energy Ltd. (ENLT US)	20,640	328,176
*	Equital Ltd.	113,899	4,117,216
#*	Fattal Holdings 1998 Ltd.	23,766	2,991,314
	First International Bank of Israel Ltd.	163,656	7,262,152
	FMS Enterprises Migun Ltd.	12,304	453,770
	Formula Systems 1985 Ltd. (FORTY IT)	49,097	4,203,142
	Fox Wizel Ltd.	45,474	3,338,281
	Gav-Yam Lands Corp. Ltd.	157,040	1,295,756
#*	Gilat Satellite Networks Ltd.	92,616	481,210
	Globrands Ltd.	82	9,152
#*	Hagag Group Real Estate Development	35,863	171,258

		Shares	Value»
ISRAEL — (Continued)
#*	Hamat Group Ltd.	11,261	$39,218
	Harel Insurance Investments & Financial Services Ltd.	466,631	4,865,546
	Hilan Ltd.	70,330	3,854,783
#	ICL Group Ltd.	527,561	2,165,718
	IDI Insurance Co. Ltd.	36,741	1,250,225
*	IES Holdings Ltd.	5,166	274,711
	Ilex Medical Ltd.	11,771	202,322
	Inrom Construction Industries Ltd.	328,521	1,172,230
	Isracard Ltd.	482,737	1,870,401
#	Israel Canada TR Ltd.	181,820	681,156
	Israel Discount Bank Ltd., Class A	2,276,980	13,384,072
#*	Israel Land Development Co. Ltd.	61,365	545,940
#	Israel Shipyards Industries Ltd.	9,199	178,517
	Isras Investment Co. Ltd.	4,934	1,047,676
#*	Issta Ltd.	25,299	574,129
*	Kamada Ltd. (KMDA IT)	38,092	220,238
*	Kamada Ltd. (KMDA US)	40,420	232,011
	Kardan Real Estate Enterprise & Development Ltd.	236,728	301,808
#	Kenon Holdings Ltd.	57,414	1,636,343
	Kerur Holdings Ltd.	23,328	413,390
#*	Klil Industries Ltd.	5,157	284,185
	Kvutzat Acro Ltd.	33,275	456,761
#	Lapidoth Capital Ltd.	18,593	306,543
#	Levinstein Properties Ltd.	11,100	183,117
	M Yochananof & Sons Ltd.	18,750	1,112,813
	Magic Software Enterprises Ltd. (MGIC IT)	19,579	220,205
	Magic Software Enterprises Ltd. (MGIC US)	51,774	580,387
*	Malam - Team Ltd.	4,392	76,764
	Matrix IT Ltd.	174,553	3,501,460
	Max Stock Ltd.	191,035	505,270
#	Maytronics Ltd.	105,870	265,796
	Mediterranean Towers Ltd.	314,007	672,301

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mega Or Holdings Ltd.	65,529	$1,834,923
	Meitav Investment House Ltd.	163,940	875,380
	Melisron Ltd.	31,412	2,489,392
	MENIF - Financial Services Ltd.	6,350	25,424
#	Menora Mivtachim Holdings Ltd.	101,172	3,147,188
*	Meshek Energy Renewable Energies Ltd.	55,117	32,499
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	308,035
#	Migdal Insurance & Financial Holdings Ltd.	1,716,318	2,793,042
	Mivne Real Estate KD Ltd.	839,510	2,289,084
	Mivtach Shamir Holdings Ltd.	19,553	1,027,716
	Mizrahi Tefahot Bank Ltd.	271,604	11,198,935
	Nawi Group Ltd.	66,743	562,849
*	Nayax Ltd.	8,950	262,768
#*	Neto Malinda Trading Ltd.	9,641	178,781
*	Neto ME Holdings Ltd.	3,268	69,901
	Next Vision Stabilized Systems Ltd.	171,626	1,951,531
#*	Nice Ltd. (NICE US), Sponsored ADR	10,434	1,812,386
*	Nova Ltd. (NVMI IT)	28,259	5,314,254
#	Novolog Ltd.	325,479	131,746
	Oil Refineries Ltd.	10,285,361	2,622,729
	One Software Technologies Ltd.	92,305	1,362,966
*	OPC Energy Ltd.	137,296	1,111,776
#*	OY Nofar Energy Ltd.	3,691	85,875
	Palram Industries 1990 Ltd.	25,342	476,477
#*	Partner Communications Co. Ltd.	543,882	2,311,553
	Paz Retail & Energy Ltd.	41,742	4,724,884
	Peninsula Group Ltd.	90,236	45,426
*	Perion Network Ltd.	85,830	697,768
	Phoenix Financial Ltd.	398,290	4,618,173

		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	11,331	$430,303
#	Polyram Plastic Industries Ltd.	33,733	103,868
	Prashkovsky Investments & Construction Ltd.	22,906	625,979
#*	Priortech Ltd.	17,231	737,956
	Qualitau Ltd.	3,708	152,876
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,288,267
#*	Rani Zim Shopping Centers Ltd.	71,393	58,394
	Retailors Ltd.	37,539	676,906
	Sano-Brunos Enterprises Ltd.	139	11,468
*	Scope Metals Group Ltd.	29,813	923,395
#*	Shapir Engineering & Industry Ltd.	68,815	451,298
#*	Shikun & Binui Ltd.	846,748	2,240,750
*	Shikun & Binui Soltec Renewable Energy	14,820	10,256
	Shufersal Ltd.	297,688	2,635,907
	Strauss Group Ltd.	30,620	515,955
	Summit Real Estate Holdings Ltd.	160,850	2,478,774
	Suny Cellular Communication Ltd.	183,699	51,672
	Tadiran Group Ltd.	10,126	532,277
Ω	Tamar Petroleum Ltd.	91,788	542,200
*	TAT Technologies Ltd.	7,244	134,065
	Tel Aviv Stock Exchange Ltd.	188,178	1,886,678
#	Telsys Ltd.	7,024	339,655
*	Tera Light Ltd.	1,738	2,904
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	5,781,518
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	646,959	11,929,924
#	Tiv Taam Holdings 1 Ltd.	207,976	346,276
*	Tower Semiconductor Ltd. (TSEM US)	58,012	2,434,183
#	Turpaz Industries Ltd.	14,761	69,955
	Victory Supermarket Chain Ltd.	102	1,361

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	YD More Investments Ltd.	53,863	$156,834
#	YH Dimri Construction & Development Ltd.	16,215	1,416,062

TOTAL ISRAEL			253,800,900

ITALY — (2.8%)
	A2A SpA	6,174,034	14,112,874
	Abitare In SpA	11,287	51,398
	ACEA SpA	221,961	4,212,307
#*	Aeffe SpA	143,961	124,633
	Amplifon SpA	443,152	12,379,037
Ω	Anima Holding SpA	744,647	4,511,697
#*	Aquafil SpA	12,802	26,934
#	Ariston Holding NV	7,285	30,664
	Arnoldo Mondadori Editore SpA	832,678	2,211,566
	Ascopiave SpA	302,866	933,026
#	Avio SpA	35,879	463,447
	Azimut Holding SpA	502,932	12,439,764
	Banca Generali SpA	294,523	13,051,949
	Banca IFIS SpA	121,797	2,919,025
	Banca Mediolanum SpA	563,327	6,963,175
	Banca Monte dei Paschi di Siena SpA	3,368,233	18,484,905
	Banca Popolare di Sondrio SpA	2,126,626	15,861,173
	Banca Profilo SpA	963,146	201,157
Ω	Banca Sistema SpA	234,953	385,096
	Banco BPM SpA	4,773,661	32,198,769
	Banco di Desio e della Brianza SpA	100,099	581,725
	BasicNet SpA	4,285	24,540
Ω	BFF Bank SpA	616,198	6,017,080
	Biesse SpA	941	7,993
	BPER Banca SpA	5,171,852	31,489,324
	Brembo NV	258,854	2,718,614
	Brunello Cucinelli
	SpA	132,772	13,133,923
	Buzzi SpA	275,635	10,798,758
	Cairo Communication SpA	216,362	516,475
Ω	Carel Industries SpA	73,557	1,511,854
	Cembre SpA	6,702	279,062
	Cementir Holding NV	193,185	2,007,032
*	CIR SpA-Compagnie Industriali	2,238,490	1,412,089
	Comer Industries SpA	993	36,004
	Credito Emiliano SpA	406,582	4,390,511
	d’Amico International Shipping SA	271,674	1,461,877

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	$1,492,738
	Danieli & C Officine Meccaniche SpA (DANR IM)	163,712	3,309,349
	Datalogic SpA	44,649	287,423
	Davide Campari-Milano NV	126,730	850,835
#	Digital Value SpA	2,654	31,646
#*Ω	doValue SpA	10,372	57,917
	Elica SpA	93,229	176,470
	Emak SpA	287,089	303,973
Ω	Enav SpA	77,179	326,987
	Enel SpA	7,879,569	59,759,223
#	Eni SpA (E US), Sponsored ADR	35,842	1,090,672
	Eni SpA (ENI IM)	3,520,539	53,629,015
	ERG SpA	49,735	1,116,943
*	Esprinet SpA	134,200	829,891
#*	Eurotech SpA	79,018	77,063
	Ferrari NV (RACE IM)	106,547	50,862,342
	Fiera Milano SpA	13,338	59,952
	Fila SpA	51,466	556,297
	FinecoBank Banca Fineco SpA	1,443,076	23,037,458
	FNM SpA	658,558	299,462
*	Garofalo Health Care SpA	19,608	121,461
	Gefran SpA	19,486	190,395
	Generali	842,806	23,367,805
#*	Geox SpA	139,408	79,825
	GPI SpA	3,556	46,476
	Hera SpA	2,784,484	10,652,189
#	IMMSI SpA	635,850	362,018
Ω	Infrastrutture Wireless Italiane SpA	251,239	2,832,662
	Intercos SpA	15,413	247,313
	Intesa Sanpaolo SpA	8,812,451	37,717,366
	Iren SpA	1,706,523	3,696,031
	Italgas SpA	1,441,065	8,840,365
	Italian Sea Group SpA	47,208	413,282
	Italmobiliare SpA	38,013	1,143,678
	Iveco Group NV	824,488	8,567,906
	Leonardo SpA	463,537	11,048,776
	LU-VE SpA	14,085	415,952
	Maire SpA	626,222	4,726,507
#*†† Mariella Burani Fashion Group SpA		2,868	0
	MARR SpA	32,221	374,713

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	1,384,582	$22,841,823
	MFE-MediaForEurope NV (MFEA IM), Class A	841,224	2,752,432
	MFE-MediaForEurope NV (MFEB IM), Class B	288,322	1,331,679
	Moltiply Group SpA	62,680	2,331,151
	Moncler SpA	311,743	17,319,655
*	Newlat Food SpA	37,066	459,963
*Ω	Nexi SpA	1,206,733	7,627,509
	Orsero SpA	27,544	354,560
Ω	OVS SpA	1,268,772	3,894,481
	Pharmanutra SpA	13,984	835,079
#	Piaggio & C SpA	527,512	1,270,147
Ω	Piovan SpA	11,041	165,436
Ω	Pirelli & C SpA	1,265,668	6,916,034
Ω	Poste Italiane SpA	793,783	11,161,650
	Prysmian SpA	373,357	26,349,406
Ω	RAI Way SpA	443,480	2,546,430
	Recordati Industria Chimica e Farmaceutica SpA	172,033	9,760,811
	Reply SpA	57,228	8,724,793
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	580,112
	Sabaf SpA	35,285	712,259
#*	Safilo Group SpA	51,052	55,703
*	Saipem SpA	4,388,104	10,433,124
#	Salvatore Ferragamo SpA	92,525	617,888
	Sanlorenzo SpA	50,079	1,885,655
	Sesa SpA	23,255	2,019,588
	Snam SpA	2,077,552	9,980,362
#	Sogefi SpA	258,428	545,490
	SOL SpA	145,703	5,651,097
#	Spaxs SpA	225,056	913,149
	Stellantis NV (STLA UX)	11,429	155,663
	Stellantis NV (STLAM IM)	4,876,053	66,813,259
	Tamburi Investment Partners SpA	200,556	1,885,651
Ω	Technogym SpA	457,549	4,932,349
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	179,044	442,239
#*	Telecom Italia SpA (TIT IM)	33,390,245	8,457,893
	Tenaris SA (TEN IM)	417,015	6,870,518

		Shares	Value»
ITALY — (Continued)
#	Tenaris SA (TS US), ADR	96,792	$3,182,521
	Terna - Rete Elettrica Nazionale	1,564,057	13,547,440
	TXT e-solutions SpA	10,450	333,244
	UniCredit SpA	1,379,558	61,030,510
Ω	Unieuro SpA	30,996	389,429
	Unipol Gruppo SpA	2,005,427	24,923,412
	Webuild SpA	1,506,169	4,271,136
#	Wiit SpA	28,492	637,395
	Zignago Vetro SpA	73,473	838,197

TOTAL ITALY			889,698,155

JAPAN — (22.0%)
	&Do Holdings Co. Ltd.	27,200	186,086
	77 Bank Ltd.	289,674	7,457,297
#	A&D HOLON Holdings Co. Ltd.	106,800	1,528,099
#	AB&Company Co. Ltd.	13,700	80,528
	ABC-Mart, Inc.	93,900	1,839,857
#	Achilles Corp.	75,800	749,446
	Acom Co. Ltd.	1,090,600	2,562,536
	AD Works Group Co. Ltd.	149,499	193,607
	Adastria Co. Ltd.	155,500	3,593,804
	ADEKA Corp.	369,800	6,671,415
#	Ad-sol Nissin Corp.	30,300	357,916
	Adtec Plasma Technology Co. Ltd.	1,900	15,989
#	Advan Group Co. Ltd.	70,900	436,188
	Advanced Media, Inc.	34,100	238,253
	Advantest Corp.	654,100	37,872,130
#*	Adventure, Inc.	4,800	117,845
	Adways, Inc.	9,700	20,963
	Aeon Co. Ltd.	570,368	13,975,813
	Aeon Delight Co. Ltd.	69,790	1,982,352
#	Aeon Fantasy Co. Ltd.	29,100	508,135
	AEON Financial Service Co. Ltd.	454,600	3,660,517
	Aeon Hokkaido Corp.	114,100	671,549
	Aeon Kyushu Co. Ltd.	6,100	117,711
	Aeon Mall Co. Ltd.	177,620	2,352,116
	AFC-HD AMS Life Science Co. Ltd.	24,000	131,197
	AGC, Inc.	400,800	12,282,569
#	Agro-Kanesho Co. Ltd.	11,400	98,040
#	AGS Corp.	4,100	21,534
#	Ahresty Corp.	92,200	331,155
	Ai Holdings Corp.	68,400	1,042,318

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	AI inside, Inc.	2,800	$62,604
	Aica Kogyo Co. Ltd.	146,500	3,170,209
	Aichi Corp.	143,900	1,123,085
	Aichi Financial Group, Inc.	91,551	1,365,876
	Aichi Steel Corp.	71,100	2,004,354
	Aichi Tokei Denki Co. Ltd.	34,800	451,921
	Aida Engineering Ltd.	197,800	1,024,133
#*	Aidma Holdings, Inc.	4,300	44,868
	Aiful Corp.	1,088,100	2,286,492
#	Ain Holdings, Inc.	110,998	3,665,690
	Aiphone Co. Ltd.	47,500	921,012
	Air Water, Inc.	781,700	9,833,042
	Airport Facilities Co. Ltd.	127,000	483,314
#	Airtech Japan Ltd.	28,300	220,439
#*	Airtrip Corp.	37,200	251,366
	Aisan Industry Co. Ltd.	198,800	1,758,859
	Aisin Corp.	915,546	9,519,271
#	AIT Corp.	35,800	416,204
	Aizawa Securities Group Co. Ltd.	84,500	903,564
	Ajinomoto Co., Inc.	329,500	12,657,990
	Ajis Co. Ltd.	18,400	302,356
	Akatsuki Corp.	107,500	297,572
	Akatsuki, Inc.	28,200	390,283
*	Akebono Brake Industry Co. Ltd.	457,624	360,195
	Akita Bank Ltd.	85,500	1,167,265
	Albis Co. Ltd.	27,100	473,606
	Alconix Corp.	133,374	1,197,934
	Alfresa Holdings Corp.	501,500	7,235,667
#	Alinco, Inc.	101,000	635,919
	Alleanza Holdings Co. Ltd.	58,700	411,402
	Allied Telesis Holdings KK	36,900	25,585
	Almado, Inc.	5,700	37,994
#	Alpen Co. Ltd.	75,974	1,019,405
	Alpha Corp.	39,909	307,096
#	Alpha Systems, Inc.	13,920	291,235
	Alps Alpine Co. Ltd.	891,204	8,757,636
#	Altech Corp.	90,910	1,645,824
	Amada Co. Ltd.	1,035,300	10,202,777
	Amano Corp.	196,700	5,673,284
	Amiyaki Tei Co. Ltd.	39,900	434,427
#	Amuse, Inc.	39,700	353,040
#	Amvis Holdings, Inc.	152,800	1,983,546
	ANA Holdings, Inc.	152,400	3,001,780
#	Anabuki Kosan, Inc.	12,300	161,393
	Anest Iwata Corp.	140,700	1,295,891
	Anicom Holdings, Inc.	243,700	1,071,475

		Shares	Value»
JAPAN — (Continued)
*	Anrakutei Co. Ltd.	2,200	$100,817
#*	Anycolor, Inc.	14,500	204,761
	AOI Electronics Co. Ltd.	6,800	108,204
	AOKI Holdings, Inc.	172,600	1,338,174
	Aoyama Trading Co. Ltd.	199,400	1,709,976
	Aoyama Zaisan Networks Co. Ltd.	91,800	802,247
#	Aozora Bank Ltd.	350,700	6,046,126
	Arakawa Chemical Industries Ltd.	88,857	770,482
	Arata Corp.	132,400	2,972,506
#	Araya Industrial Co. Ltd.	17,000	499,709
	ARCLANDS Corp.	154,386	1,686,783
	Arcs Co. Ltd.	178,373	2,959,643
	ARE Holdings, Inc.	263,800	3,229,663
	Arealink Co. Ltd.	70,300	839,624
*	Arent, Inc.	4,000	155,853
	Argo Graphics, Inc.	53,000	1,822,449
	Arisawa Manufacturing Co. Ltd.	139,000	1,269,356
	Artience Co. Ltd.	173,500	4,158,431
#	Artnature, Inc.	80,200	436,541
	Artner Co. Ltd.	15,800	182,379
	As One Corp.	159,960	2,991,390
	Asahi Co. Ltd.	80,500	807,444
	Asahi Diamond Industrial Co. Ltd.	262,727	1,460,598
	Asahi Group Holdings Ltd.	1,973,000	23,686,405
	Asahi Intecc Co. Ltd.	361,700	5,795,747
	Asahi Kasei Corp.	2,505,200	17,282,576
#	Asahi Kogyosha Co. Ltd.	72,600	605,526
#	Asahi Net, Inc.	73,800	304,705
	Asahi Yukizai Corp.	70,100	1,870,191
	Asanuma Corp.	323,000	1,401,230
	Asax Co. Ltd.	6,600	31,742
	Ashimori Industry Co. Ltd.	18,800	314,680
	Asia Pile Holdings Corp.	175,800	921,209
	Asics Corp.	894,500	15,624,138
	ASKA Pharmaceutical Holdings Co. Ltd.	89,900	1,275,457
	ASKUL Corp.	172,900	2,180,243
	Astellas Pharma, Inc.	380,100	4,450,336
	Astena Holdings Co. Ltd.	165,800	552,350
	Asti Corp.	15,099	188,771
	Ateam, Inc.	16,500	66,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Atrae, Inc.	28,100	$142,625
*	Atsugi Co. Ltd.	69,800	403,325
#	Aucnet, Inc.	43,000	671,137
	Autobacs Seven Co. Ltd.	281,800	2,621,542
	Avant Group Corp.	83,700	1,178,878
	Avantia Co. Ltd.	3,800	19,080
	Avex, Inc.	118,500	1,166,129
	Awa Bank Ltd.	255,522	4,070,740
	Axell Corp.	22,900	212,218
	Axial Retailing, Inc.	305,300	1,780,785
#	Axxzia, Inc.	34,700	127,008
	Azbil Corp.	1,049,420	8,160,245
#	AZ-COM MARUWA Holdings, Inc.	222,200	1,499,335
#	AZOOM Co. Ltd.	5,200	199,009
	Bandai Namco Holdings, Inc.	570,500	11,961,168
	Bando Chemical Industries Ltd.	150,900	1,788,435
	Bank of Iwate Ltd.	74,300	1,114,489
#	Bank of Kochi Ltd.	16,800	82,411
	Bank of Nagoya Ltd.	54,699	2,141,779
	Bank of Saga Ltd.	61,080	822,136
#	Bank of the Ryukyus Ltd.	295,400	1,927,030
	Base Co. Ltd.	27,600	532,486
*	baudroie, Inc.	7,800	237,269
	BayCurrent, Inc.	265,000	8,612,245
#	Beauty Garage, Inc.	34,500	329,230
	Beenos, Inc.	46,500	843,107
	Belc Co. Ltd.	53,538	2,291,366
	Bell System24
	Holdings, Inc.	155,300	1,343,617
	Belluna Co. Ltd.	236,200	1,100,026
	Bewith, Inc.	8,800	90,317
	Bic Camera, Inc.	291,200	3,241,004
	BIPROGY, Inc.	247,200	7,800,643
	B-Lot Co. Ltd.	32,900	245,917
	BML, Inc.	108,400	1,987,199
#	Bookoff Group Holdings Ltd.	42,000	403,218
	Bourbon Corp.	2,800	42,889
*††	Bourbon Corp. SA	56,660	0
#	Br Holdings Corp.	123,800	280,488
	B-R31 Ice Cream Co. Ltd.	700	19,224
#	BrainPad, Inc.	59,900	315,775
	Bridgestone Corp.	863,500	30,770,903
	Broadmedia Corp.	16,759	157,188
	BRONCO BILLY Co. Ltd.	6,800	166,371
	Brother Industries Ltd.	482,900	9,405,555

		Shares	Value»
JAPAN — (Continued)
	Bunka Shutter Co. Ltd.	243,600	$2,931,155
#	Business Brain Showa-Ota, Inc.	19,900	242,806
#	Business Engineering Corp.	15,800	417,202
	BuySell Technologies Co. Ltd.	11,600	312,411
	C Uyemura & Co. Ltd.	19,400	1,348,346
	CAC Holdings Corp.	43,200	491,457
	Calbee, Inc.	248,300	5,551,833
	Canon Electronics, Inc.	80,801	1,275,633
	Canon Marketing Japan, Inc.	150,000	4,505,856
	Canon, Inc. (7751 JP)	339,434	11,040,084
	Canon, Inc. (CAJ US), Sponsored ADR	38,325	1,233,682
	Capcom Co. Ltd.	622,300	12,314,354
	Career Design Center Co. Ltd.	16,300	188,997
#	Careerlink Co. Ltd.	27,900	456,751
#	Carenet, Inc.	33,700	147,541
	Carlit Co. Ltd.	83,400	693,284
#	Casa, Inc.	5,100	28,188
	Casio Computer Co. Ltd.	292,700	2,133,509
#	CAVE Interactive Co. Ltd.	11,800	75,587
	Cawachi Ltd.	72,600	1,203,038
	C’BON COSMETICS Co. Ltd.	2,100	16,621
	CDS Co. Ltd.	5,900	68,333
#	Celsys, Inc.	180,800	1,432,359
#	Central Automotive Products Ltd.	37,300	1,123,428
	Central Glass Co. Ltd.	126,200	2,874,774
	Central Japan Railway Co.	327,400	6,780,199
	Central Security Patrols Co. Ltd.	33,100	603,601
#	Central Sports Co. Ltd.	22,200	356,100
#	Ceres, Inc.	19,200	199,301
#	Change Holdings, Inc.	167,600	1,317,570
	Charm Care Corp. KK	66,100	538,226
	Chiba Bank Ltd.	893,763	6,522,427
	Chiba Kogyo Bank Ltd.	204,900	1,499,012

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Chikaranomoto Holdings Co. Ltd.	43,800	$310,788
	CHIMNEY Co. Ltd.	7,500	61,381
#	Chino Corp.	30,600	430,749
	Chiyoda Co. Ltd.	75,600	658,773
	Chiyoda Integre Co. Ltd.	55,200	1,215,456
	Chofu Seisakusho Co. Ltd.	87,200	1,119,530
	Chori Co. Ltd.	47,000	1,259,483
	Choushimaru Co. Ltd.	6,100	64,803
	Chubu Electric Power Co., Inc.	596,400	6,855,712
	Chubu Shiryo Co. Ltd.	129,098	1,180,007
	Chudenko Corp.	159,600	3,345,379
	Chuetsu Pulp & Paper Co. Ltd.	38,211	309,049
	Chugai Pharmaceutical Co. Ltd.	439,200	20,897,773
	Chugai Ro Co. Ltd.	25,600	483,303
	Chugin Financial Group, Inc.	490,700	4,662,710
	Chugoku Electric Power Co., Inc.	525,100	3,821,501
	Chugoku Marine Paints Ltd.	139,900	1,998,295
	Chuo Gyorui Co. Ltd.	3,800	78,857
	Chuo Spring Co. Ltd.	92,069	739,475
#	Citizen Watch Co. Ltd.	956,150	5,684,434
	CKD Corp.	132,800	2,235,396
	CK-San-Etsu Co. Ltd.	16,400	385,569
	Cleanup Corp.	148,000	698,725
	CMK Corp.	302,700	801,360
	Coca-Cola Bottlers Japan Holdings, Inc.	418,652	5,362,435
*	COLOPL, Inc.	174,900	607,175
#	Colowide Co. Ltd.	286,100	3,168,550
	Computer Engineering & Consulting Ltd.	89,000	1,048,342
#	Computer Institute of Japan Ltd.	143,970	392,798
	COMSYS Holdings Corp.	265,094	5,561,973
	Comture Corp.	96,700	1,460,660
	Concordia Financial Group Ltd.	1,891,211	9,367,729
#	Copro-Holdings Co. Ltd.	16,700	153,799
#*	Core Concept Technologies, Inc.	5,700	48,020

		Shares	Value»
JAPAN — (Continued)
#	Core Corp.	17,200	$210,184
	Corona Corp.	62,900	386,838
	Cosel Co. Ltd.	101,300	814,684
	Cosmo Energy Holdings Co. Ltd.	265,800	13,119,809
	Cosmos Initia Co. Ltd.	43,100	209,216
	Cosmos Pharmaceutical Corp.	108,200	5,200,419
#	Cota Co. Ltd.	63,881	686,500
#	CRE, Inc.	16,900	133,692
	Create Medic Co. Ltd.	3,300	19,920
#	Create Restaurants Holdings, Inc.	475,400	3,787,154
	Create SD Holdings Co. Ltd.	100,800	1,979,863
	Credit Saison Co. Ltd.	591,900	13,313,170
	Creek & River Co. Ltd.	52,200	547,685
	Cresco Ltd.	134,600	1,078,419
#	Cross Cat Co. Ltd.	11,500	82,314
*	CrowdWorks, Inc.	13,200	114,284
	CTI Engineering Co. Ltd.	59,600	1,760,140
	CTS Co. Ltd.	102,900	612,658
#	Cube System, Inc.	17,900	117,210
	Curves Holdings Co. Ltd.	185,200	980,246
#*	Cyber Security Cloud, Inc.	17,700	207,808
	CyberAgent, Inc.	791,100	5,164,066
	Cybozu, Inc.	112,900	1,550,157
	Dai Nippon Printing Co. Ltd.	568,800	9,872,304
	Dai Nippon Toryo Co. Ltd.	116,900	780,435
	Daicel Corp.	1,108,000	9,779,278
	Dai-Dan Co. Ltd.	120,000	2,343,026
	Daido Kogyo Co. Ltd.	4,000	20,772
#	Daido Metal Co. Ltd.	183,624	594,420
	Daido Steel Co. Ltd.	568,500	4,402,059
	Daifuku Co. Ltd.	323,200	6,075,103
#	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	652,189
#	Daiho Corp.	29,100	665,389
	Dai-Ichi Cutter Kogyo KK	29,400	280,590
	Daiichi Jitsugyo Co. Ltd.	80,300	1,261,258

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	133,500	$685,960
	Dai-ichi Life Holdings, Inc.	780,188	19,450,323
	Daiichi Sankyo Co. Ltd.	248,600	8,091,486
	Daiichikosho Co. Ltd.	273,554	3,418,237
	Daiken Medical Co. Ltd.	65,400	214,943
	Daiki Aluminium Industry Co. Ltd.	165,900	1,200,998
	Daiki Axis Co. Ltd.	21,800	100,559
	Daikin Industries Ltd.	222,000	26,652,589
#	Daikoku Denki Co. Ltd.	20,300	444,139
	Daikokutenbussan Co. Ltd.	21,600	1,496,614
	Daikyonishikawa Corp.	223,600	931,964
	Dainichi Co. Ltd.	37,800	150,931
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	69,500	1,333,062
	Daio Paper Corp.	496,600	2,815,674
	Daiseki Co. Ltd.	146,790	3,747,814
#	Daiseki Eco. Solution Co. Ltd.	15,200	124,014
	Daishi Hokuetsu Financial Group, Inc.	368,048	5,843,277
	Daishinku Corp.	162,200	635,622
	Daisue Construction Co. Ltd.	42,100	457,625
	Daisyo Corp.	9,200	62,917
#	Daito Bank Ltd.	5,100	23,256
	Daito Pharmaceutical Co. Ltd.	62,334	910,860
	Daito Trust Construction Co. Ltd.	108,200	11,956,474
	Daitron Co. Ltd.	44,100	809,428
	Daiwa House Industry Co. Ltd.	1,163,900	34,717,563
	Daiwa Industries Ltd.	108,100	1,022,452
	Daiwa Securities Group, Inc.	1,774,500	11,609,277
	Daiwabo Holdings Co. Ltd.	442,200	7,960,200
	DCM Holdings Co. Ltd.	532,280	4,982,009
#*	DD GROUP Co. Ltd.	45,300	407,065
#	Dear Life Co. Ltd.	161,800	887,404

		Shares	Value»
JAPAN — (Continued)
	Delica Foods Holdings Co. Ltd.	14,600	$48,789
#*	Demae-Can Co. Ltd.	95,600	150,156
	DeNA Co. Ltd.	312,900	3,833,480
	Denka Co. Ltd.	482,800	6,823,159
	Densan System Holdings Co. Ltd.	26,800	462,647
	Denso Corp.	911,300	12,943,644
#	Dentsu Group, Inc.	242,000	7,469,994
	Dentsu Soken, Inc.	99,700	3,548,467
	Denyo Co. Ltd.	75,900	1,256,974
	Dexerials Corp.	547,200	8,354,416
#	DIC Corp.	363,584	7,915,682
	Digital Arts, Inc.	48,500	1,650,688
	Digital Hearts Holdings Co. Ltd.	56,200	299,647
#	Digital Holdings, Inc.	49,700	325,078
	Digital Information Technologies Corp.	39,900	528,164
	Dip Corp.	136,000	2,390,606
	Disco Corp.	80,600	22,933,484
	DKK Co. Ltd.	42,900	541,587
	DKS Co. Ltd.	33,353	743,504
	DMG Mori Co. Ltd.	434,500	8,285,074
	DMS, Inc.	1,300	14,815
	DMW Corp.	900	21,879
	Doshisha Co. Ltd.	89,300	1,288,236
	Double Standard, Inc.	23,400	246,010
	Doutor Nichires Holdings Co. Ltd.	128,023	1,877,245
	Dowa Holdings Co. Ltd.	247,100	8,395,263
	DTS Corp.	172,400	4,465,435
	Duskin Co. Ltd.	171,500	4,544,385
#	DyDo Group Holdings, Inc.	71,200	1,427,875
	Eagle Industry Co. Ltd.	103,800	1,375,351
	East Japan Railway Co.	412,500	8,285,196
#	EAT&HOLDINGS Co. Ltd.	27,800	395,027
	Ebara Corp.	926,000	13,916,294
	Ebara Foods Industry, Inc.	11,300	215,385
	Ebara Jitsugyo Co. Ltd.	27,400	732,928
	Ebase Co. Ltd.	76,362	322,272
	Eco’s Co. Ltd.	40,700	546,388
	EDION Corp.	436,100	5,050,807
	EF-ON, Inc.	76,539	177,785
	eGuarantee, Inc.	101,300	1,003,782
#	E-Guardian, Inc.	8,154	98,201
#	Ehime Bank Ltd.	250,298	1,699,060
	Eidai Co. Ltd.	108,100	151,477

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eiken Chemical Co. Ltd.	124,400	$2,013,438
	Eisai Co. Ltd.	96,000	3,252,491
	Eizo Corp.	182,300	2,686,204
	EJ Holdings, Inc.	40,500	453,236
#	Elan Corp.	37,300	212,186
	Elecom Co. Ltd.	138,900	1,309,444
#	Electric Power Development Co. Ltd.	259,700	4,339,950
	Elematec Corp.	79,806	1,243,789
	EM Systems Co. Ltd.	89,700	313,937
	en Japan, Inc.	54,000	860,032
	Endo Lighting Corp.	59,800	503,940
	ENEOS Holdings, Inc.	8,262,020	41,678,138
#	Enomoto Co. Ltd.	36,400	341,056
	Enplas Corp.	16,500	732,220
	Entrust, Inc.	18,200	90,791
	Envipro Holdings, Inc.	47,200	159,967
#*	eRex Co. Ltd.	36,500	149,431
	ERI Holdings Co. Ltd.	8,100	98,079
	ES-Con Japan Ltd.	122,300	788,157
	Eslead Corp.	38,800	1,150,874
	ESPEC Corp.	68,000	1,185,124
	Eternal Hospitality Group Co. Ltd.	26,700	618,368
	Exedy Corp.	149,100	4,101,554
	EXEO Group, Inc.	640,295	6,553,267
	Ezaki Glico Co. Ltd.	146,900	4,328,008
	F&M Co. Ltd.	23,100	240,185
	FALCO HOLDINGS Co. Ltd.	40,700	628,116
	FANUC Corp.	149,066	3,954,918
	Fast Fitness Japan, Inc.	24,500	211,757
#	Fast Retailing Co. Ltd.	125,800	40,220,958
	FCC Co. Ltd.	169,500	2,636,049
*	FDK Corp.	8,000	33,379
	Feed One Co. Ltd.	115,694	641,783
	Felissimo Corp.	5,200	28,860
	Ferrotec Holdings Corp.	305,100	5,098,183
#	FFRI Security, Inc.	13,600	180,347
#	Fibergate, Inc.	33,600	220,002
#	FIDEA Holdings Co. Ltd.	133,740	1,233,373
	Financial Partners Group Co. Ltd.	232,500	3,571,407
	FINDEX, Inc.	68,000	385,706
*	Fintech Global, Inc.	609,600	312,640
	First Bank of Toyama Ltd.	38,400	278,078
#	First-Corp., Inc.	27,500	148,155

		Shares	Value»
JAPAN — (Continued)
#	Fixstars Corp.	90,800	$850,681
	FJ Next Holdings Co. Ltd.	92,500	684,568
	Focus Systems Corp.	27,600	194,098
	Food & Life Cos. Ltd.	475,500	9,376,678
#	Forum Engineering, Inc.	55,200	315,288
#	Forval Corp.	4,000	37,066
	Foster Electric Co. Ltd.	95,110	1,064,180
	FP Corp.	198,300	3,474,063
#	FP Partner, Inc.	13,000	248,703
#	France Bed Holdings Co. Ltd.	125,500	1,034,742
#	Freebit Co. Ltd.	55,800	462,116
	Freund Corp.	10,900	50,184
*	Fronteo, Inc.	17,100	70,343
#	F-Tech, Inc.	76,200	258,524
	FTGroup Co. Ltd.	45,100	323,393
	Fudo Tetra Corp.	72,620	1,006,365
	Fuji Corp. (6134 JP)	278,700	4,101,004
	Fuji Corp. (7605 JP)	60,200	716,767
	Fuji Corp. Ltd.	169,455	775,912
	Fuji Electric Co. Ltd.	256,700	13,073,186
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	72,010
#	Fuji Kosan Co. Ltd.	8,600	80,649
	Fuji Kyuko Co. Ltd.	85,100	1,427,771
	Fuji Media Holdings, Inc.	160,200	1,810,969
	Fuji Nihon Corp.	5,400	35,868
	Fuji Oil Co. Ltd.	186,300	409,768
	Fuji Oil Holdings, Inc.	201,100	4,328,908
#	Fuji Pharma Co. Ltd.	58,800	501,851
	Fuji Seal International, Inc.	184,207	3,128,230
#	Fuji Soft, Inc.	87,900	5,382,128
#	Fujibo Holdings, Inc.	47,400	1,452,709
	Fujicco Co. Ltd.	88,800	1,000,942
	FUJIFILM Holdings Corp.	569,025	13,536,147
	Fujikura Composites, Inc.	103,200	816,287
	Fujikura Kasei Co. Ltd.	105,200	326,639
	Fujikura Ltd.	428,900	15,763,462
	Fujimi, Inc.	107,500	1,653,898
#*	Fujio Food Group, Inc.	12,300	112,011
	Fujisash Co. Ltd.	14,340	59,070
	Fujishoji Co. Ltd.	33,700	281,497
*	Fujita Kanko, Inc.	24,900	1,518,775
	Fujitsu General Ltd.	19,600	244,427

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujitsu Ltd.	1,404,790	$27,008,269
#	Fujiya Co. Ltd.	45,000	784,638
#	FuKoKu Co. Ltd.	43,300	497,561
	Fukuda Corp.	29,500	1,105,256
	Fukuda Denshi Co. Ltd.	84,000	4,230,700
#	Fukui Bank Ltd.	90,142	1,046,437
	Fukui Computer Holdings, Inc.	40,900	721,183
	Fukuoka Financial Group, Inc.	285,456	6,511,697
	Fukushima Galilei Co. Ltd.	56,800	2,051,219
	Fukuyama Transporting Co. Ltd.	98,400	2,502,474
	FULLCAST Holdings Co. Ltd.	85,300	857,870
	Fumakilla Ltd.	16,801	117,074
	Funai Soken Holdings, Inc.	143,520	2,284,372
	Furukawa Battery Co. Ltd.	61,600	553,709
	Furukawa Co. Ltd.	150,100	1,630,108
	Furukawa Electric Co. Ltd.	313,388	7,707,436
	Furuno Electric Co. Ltd.	108,000	1,741,331
#	Furuya Metal Co. Ltd.	53,700	1,394,264
	Furyu Corp.	87,300	629,873
	Fuso Chemical Co. Ltd.	112,500	2,743,816
	Fuso Pharmaceutical Industries Ltd.	43,998	732,151
#	Futaba Corp.	185,000	616,894
	Futaba Industrial Co. Ltd.	267,500	1,141,256
	Future Corp.	213,800	2,737,555
	Fuyo General Lease Co. Ltd.	94,500	6,687,125
	G-7 Holdings, Inc.	126,400	1,183,749
#*	GA Technologies Co. Ltd.	41,500	298,190
	Gakken Holdings Co. Ltd.	141,700	923,330
	Gakkyusha Co. Ltd.	30,700	380,705
#	Gakujo Co. Ltd.	34,700	377,631
	Gecoss Corp.	70,849	447,438
	Genki Global Dining Concepts Corp.	55,800	1,445,486
	Genky DrugStores Co. Ltd.	81,600	1,656,492
	Geo Holdings Corp.	145,800	1,456,255
#	Gift Holdings, Inc.	28,100	592,266

		Shares	Value»
JAPAN — (Continued)
#*	giftee, Inc.	38,300	$233,916
#	Giken Ltd.	29,500	337,544
#	Global Security Experts, Inc.	1,700	54,639
	GLOBERIDE, Inc.	103,298	1,340,258
	Glory Ltd.	194,745	3,158,670
	GLtechno Holdings, Inc.	27,500	495,195
#	GMO Financial Gate, Inc.	14,500	727,400
#	GMO Financial Holdings, Inc.	189,500	791,607
#	GMO GlobalSign Holdings KK	18,100	330,869
	GMO internet group, Inc.	262,700	4,540,006
	GMO Payment Gateway, Inc.	92,400	5,534,492
#*	GNI Group Ltd.	176,600	3,522,140
	Godo Steel Ltd.	53,900	1,373,172
#*	Gokurakuyu Holdings Co. Ltd.	39,100	104,734
#	Goldcrest Co. Ltd.	79,030	1,540,344
	Goldwin, Inc.	56,000	2,904,470
	Gourmet Kineya Co. Ltd.	3,100	20,774
	Grandy House Corp.	68,500	248,378
	Gree, Inc.	204,500	623,418
#	Greens Co. Ltd.	30,000	298,782
#	gremz, Inc.	34,300	583,328
	GS Yuasa Corp.	343,499	6,077,112
#	GSI Creos Corp.	41,400	545,617
	G-Tekt Corp.	110,089	1,130,564
	Gun-Ei Chemical Industry Co. Ltd.	21,600	388,043
	GungHo Online Entertainment, Inc.	147,418	3,283,633
	Gunma Bank Ltd.	1,197,801	6,745,508
	Gunze Ltd.	73,800	2,592,300
	H.U. Group Holdings, Inc.	182,800	3,145,552
	H2O Retailing Corp.	416,960	5,579,863
	HABA Laboratories, Inc.	8,500	106,573
	Hachijuni Bank Ltd.	1,459,173	8,007,557
#	Hagihara Industries, Inc.	45,500	436,723
	Hagiwara Electric Holdings Co. Ltd.	36,100	795,530
	Hagoromo Foods Corp.	1,500	32,450
#	Hakudo Co. Ltd.	22,100	345,691
	Hakuhodo DY Holdings, Inc.	747,600	5,924,664

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hakuto Co. Ltd.	6,900	$202,985
	Halows Co. Ltd.	50,800	1,420,404
	Hamakyorex Co. Ltd.	356,400	2,904,633
	Hamamatsu Photonics KK	581,998	7,695,552
#	Hamee Corp.	20,200	136,685
	Hankyu Hanshin Holdings, Inc.	370,300	10,068,474
	Hanwa Co. Ltd.	163,800	5,427,252
	Happinet Corp.	78,800	2,105,763
	Hard Off Corp. Co. Ltd.	44,600	561,813
	Harima Chemicals Group, Inc.	71,300	406,675
	Haseko Corp.	1,101,700	13,316,364
	Hazama Ando Corp.	709,280	5,239,101
	Heiwa Corp.	257,500	3,516,327
	Heiwa Real Estate Co. Ltd.	123,700	3,397,667
	Heiwado Co. Ltd.	180,996	2,612,415
	Helios Techno Holding Co. Ltd.	4,600	28,364
#*	Hennge KK	61,600	444,645
	Hibino Corp.	4,400	90,216
	Hibiya Engineering Ltd.	89,600	2,016,670
	Hiday Hidaka Corp.	34,800	626,106
	Hikari Tsushin, Inc.	19,200	3,875,177
#	HI-LEX Corp.	98,800	995,583
	Himacs Ltd.	2,700	24,546
#	Himaraya Co. Ltd.	21,000	119,502
*	Hino Motors Ltd.	1,267,296	3,111,325
#	Hioki EE Corp.	38,000	2,040,677
	Hirakawa Hewtech Corp.	50,200	520,080
#*	Hiramatsu, Inc.	29,800	34,925
#	Hirano Tecseed Co. Ltd.	34,700	380,238
	Hirata Corp.	35,700	1,138,474
	Hirogin Holdings, Inc.	1,020,700	7,455,364
	Hirose Electric Co. Ltd.	70,125	8,345,567
#	Hirose Tusyo, Inc.	4,800	116,456
	Hiroshima Gas Co. Ltd.	109,500	273,987
#*	HIS Co. Ltd.	200,500	2,297,769
	Hisaka Works Ltd.	91,800	598,437
	Hisamitsu Pharmaceutical Co., Inc.	68,400	2,011,049
#	Hitachi Construction Machinery Co. Ltd.	361,200	7,836,823
	Hitachi Ltd. (6501 JP)	4,375,425	109,931,941

		Shares	Value»
JAPAN — (Continued)
	Hitachi Ltd. (HTHIY US), ADR	258,150	$13,036,575
#	Hito Communications Holdings, Inc.	28,300	151,388
	Hochiki Corp.	62,800	873,280
	Hodogaya Chemical Co. Ltd.	27,700	781,812
	Hogy Medical Co. Ltd.	77,800	2,323,422
#	Hokkaido Electric Power Co., Inc.	495,500	3,187,544
	Hokkaido Gas Co. Ltd.	237,800	913,108
	Hokkan Holdings Ltd.	72,300	815,438
#	Hokko Chemical Industry Co. Ltd.	94,000	778,896
	Hokkoku Financial Holdings, Inc.	103,500	2,954,819
#	Hokuetsu Corp.	501,095	4,996,972
	Hokuetsu Industries Co. Ltd.	95,300	1,175,272
	Hokuhoku Financial Group, Inc.	638,510	6,673,374
	Hokuriku Electric Industry Co. Ltd.	33,000	269,793
	Hokuriku Electric Power Co.	492,700	3,417,059
#	Hokuriku Electrical Construction Co. Ltd.	27,820	211,477
	Hokuto Corp.	67,076	800,849
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	31,104,317
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	13,961,635
#	H-One Co. Ltd.	125,805	760,799
#	Honeys Holdings Co. Ltd.	85,830	947,122
	Hoosiers Holdings Co. Ltd.	138,500	917,155
	Horiba Ltd.	113,400	6,971,152
	Hoshizaki Corp.	85,900	2,823,380
	Hosiden Corp.	253,000	3,789,713
	Hosokawa Micron Corp.	63,100	1,649,552
	Hotland Co. Ltd.	45,000	686,095
	House Foods Group, Inc.	196,100	3,822,460
	Howa Machinery Ltd.	66,800	407,619
	Hoya Corp.	298,900	39,991,016
	HS Holdings Co. Ltd.	95,958	581,720
#	Hulic Co. Ltd.	824,717	7,637,182
	Hyakugo Bank Ltd.	1,067,698	3,842,700

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hyakujushi Bank Ltd.	174,100	$2,889,164
	Ibiden Co. Ltd.	375,905	11,940,501
#	IBJ, Inc.	78,300	331,235
	Ichibanya Co. Ltd.	156,160	1,070,770
	Ichiken Co. Ltd.	28,500	462,838
#	Ichikoh Industries Ltd.	204,000	606,323
	Ichimasa Kamaboko Co. Ltd.	1,700	8,163
	Ichinen Holdings Co. Ltd.	113,472	1,349,459
	Ichiyoshi Securities Co. Ltd.	109,100	547,558
	Icom, Inc.	36,800	693,691
	ID Holdings Corp.	51,225	492,864
	IDEA Consultants, Inc.	2,900	46,151
	Idec Corp.	139,700	2,251,990
	Idemitsu Kosan Co. Ltd.	3,255,755	22,195,898
	IDOM, Inc.	387,300	2,678,975
	IG Port, Inc.	18,800	229,554
	IHI Corp.	47,300	2,518,199
	Iida Group Holdings Co. Ltd.	433,295	6,281,487
	Iino Kaiun Kaisha Ltd.	388,500	2,850,256
#	IKK Holdings, Inc.	45,500	219,836
#	I’ll, Inc.	32,300	660,056
	Imagica Group, Inc.	104,999	368,687
#	Imasen Electric Industrial	26,700	91,524
	i-mobile Co. Ltd.	97,600	323,815
#	Imuraya Group Co. Ltd.	21,800	348,443
	Inaba Denki Sangyo Co. Ltd.	169,400	4,248,868
#	Inaba Seisakusho Co. Ltd.	49,800	579,659
	Inabata & Co. Ltd.	212,200	4,514,657
#	Inageya Co. Ltd.	6,100	46,077
#	I-NE Co. Ltd.	23,200	323,319
	Ines Corp.	99,000	1,004,605
#	I-Net Corp.	57,210	575,159
#	Infomart Corp.	65,000	152,688
	INFRONEER Holdings, Inc.	727,808	5,471,139
	Innotech Corp.	64,600	617,018
#	Innovation Holdings Co. Ltd.	4,000	23,991
	Inpex Corp.	3,008,900	39,663,473
	Insource Co. Ltd.	201,796	1,264,600
	Intage Holdings, Inc.	32,000	333,887
	Integrated Design & Engineering Holdings Co. Ltd.	68,200	1,940,422

		Shares	Value»
JAPAN — (Continued)
	Intelligent Wave, Inc.	29,200	$169,301
	Inter Action Corp.	23,600	163,733
	Internet Initiative Japan, Inc.	360,800	6,927,705
#	Inui Global Logistics Co. Ltd.	40,500	296,314
	I-PEX, Inc.	53,100	545,925
#	IPS, Inc.	21,501	337,487
#	IR Japan Holdings Ltd.	35,200	193,652
	Iriso Electronics Co. Ltd.	80,614	1,432,544
	ISB Corp.	38,300	348,367
#	Ise Chemicals Corp.	7,800	998,442
#	Iseki & Co. Ltd.	118,500	764,610
#	Isetan Mitsukoshi Holdings Ltd.	330,040	4,911,065
#	Ishihara Chemical Co. Ltd.	8,100	128,380
	Ishihara Sangyo Kaisha Ltd.	167,000	1,598,125
	Ishizuka Glass Co. Ltd.	7,899	124,827
*	Istyle, Inc.	277,600	791,662
	Isuzu Motors Ltd.	2,009,907	25,991,686
	Itfor, Inc.	97,200	864,443
	ITmedia, Inc.	37,200	387,396
#	Ito En Ltd.	207,896	4,556,139
	ITOCHU Corp.	383,700	18,980,805
	Itochu Enex Co. Ltd.	288,100	3,015,558
	Itochu-Shokuhin Co. Ltd.	24,300	1,093,661
	Itoham Yonekyu Holdings, Inc.	165,169	4,162,744
	Itoki Corp.	211,500	2,013,354
	IwaiCosmo Holdings, Inc.	94,800	1,289,428
#	Iwaki Co. Ltd.	23,100	432,376
	Iwatani Corp.	862,000	11,237,035
	Iwatsuka Confectionery Co. Ltd.	1,000	17,012
	Iyogin Holdings, Inc.	915,257	8,688,538
	Izumi Co. Ltd.	145,900	3,079,080
	J Front Retailing Co. Ltd.	994,301	10,559,148
	J Trust Co. Ltd.	132,019	389,752
#	J.E.T. Co. Ltd.	7,200	58,732
	JAC Recruitment Co. Ltd.	288,800	1,383,849
	Jaccs Co. Ltd.	121,500	3,030,484
#*	Jade Group, Inc.	33,300	376,184
	JAFCO Group Co. Ltd.	282,300	3,793,505

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	JALCO Holdings, Inc.	23,600	$55,491
#*	Jamco Corp.	31,500	256,552
#	JANOME Corp.	79,199	472,121
	Japan Airlines Co. Ltd.	449,700	7,212,325
	Japan Airport Terminal Co. Ltd.	180,182	6,600,452
#	Japan Aviation Electronics Industry Ltd.	238,700	4,428,069
#	Japan Business Systems, Inc.	10,100	65,766
#	Japan Cash Machine Co. Ltd.	63,200	377,415
#*	Japan Communications, Inc.	693,600	646,434
	Japan Elevator Service Holdings Co. Ltd.	252,400	4,832,801
#	Japan Engine Corp.	900	21,655
	Japan Exchange Group, Inc.	1,469,400	17,222,927
#	Japan Foundation Engineering Co. Ltd.	69,600	299,992
#*	Japan Hospice Holdings, Inc.	13,900	130,088
#	Japan Investment Adviser Co. Ltd.	48,800	326,457
	Japan Lifeline Co. Ltd.	241,700	1,898,719
	Japan Material Co. Ltd.	203,600	2,423,819
	Japan Medical Dynamic Marketing, Inc.	79,841	325,708
	Japan Oil Transportation Co. Ltd.	8,479	150,907
	Japan Petroleum Exploration Co. Ltd.	429,000	3,226,105
	Japan Post Bank Co. Ltd.	681,300	6,084,926
	Japan Post Holdings Co. Ltd.	1,043,700	9,629,263
	Japan Post Insurance Co. Ltd.	231,300	3,811,410
#	Japan Property Management Center Co. Ltd.	52,300	388,895

		Shares	Value»
JAPAN — (Continued)
	Japan Pulp & Paper Co. Ltd.	597,400	$2,610,653
#	Japan Pure Chemical Co. Ltd.	2,200	45,158
	Japan Securities Finance Co. Ltd.	430,900	5,621,843
	Japan Steel Works Ltd.	124,400	4,219,504
	Japan System Techniques Co. Ltd.	44,400	534,143
	Japan Tobacco, Inc.	1,285,000	35,873,924
	Japan Transcity Corp.	157,600	950,146
	Japan Wool Textile Co. Ltd.	225,700	1,872,123
	JBCC Holdings, Inc.	54,100	1,560,344
	JCR Pharmaceuticals Co. Ltd.	153,299	685,501
	JCU Corp.	105,600	2,434,066
	JDC Corp.	170,700	575,936
	Jeol Ltd.	164,800	6,113,340
	JFE Holdings, Inc.	1,111,008	13,375,834
	JFE Systems, Inc.	11,700	230,923
	JGC Holdings Corp.	755,900	6,488,102
	Jichodo Co. Ltd.	100	6,388
#*	JIG-SAW, Inc.	16,800	456,942
#*	Jimoto Holdings, Inc.	52,010	96,180
	JINS Holdings, Inc.	53,600	2,184,670
	JINUSHI Co. Ltd.	51,100	702,215
	JK Holdings Co. Ltd.	69,700	470,206
	J-Lease Co. Ltd.	55,200	499,088
#	JM Holdings Co. Ltd.	71,100	1,387,439
	JMS Co. Ltd.	140,140	431,367
#*	Joban Kosan Co. Ltd.	26,499	287,159
	J-Oil Mills, Inc.	93,100	1,260,527
	Joshin Denki Co. Ltd.	83,717	1,408,535
	Joyful Honda Co. Ltd.	90,000	1,217,722
#	JP-Holdings, Inc.	276,500	1,300,777
	JSB Co. Ltd.	29,400	519,589
	JSP Corp.	50,700	648,100
	JTEKT Corp.	788,399	5,317,773
#	Juki Corp.	141,399	368,369
	Juroku Financial Group, Inc.	141,900	3,786,781
	Justsystems Corp.	114,899	2,569,078
	JVCKenwood Corp.	847,570	6,665,903
#	K&O Energy Group, Inc.	59,600	1,236,963
	Kadokawa Corp.	137,505	2,993,102
	Kadoya Sesame Mills, Inc.	8,500	199,314
	Kaga Electronics Co. Ltd.	172,200	3,126,346
	Kagome Co. Ltd.	133,800	2,650,492
	Kajima Corp.	568,600	9,794,430

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kakaku.com, Inc.	389,200	$5,976,159
	Kaken Pharmaceutical Co. Ltd.	60,100	1,535,734
#	Kakiyasu Honten Co. Ltd.	24,000	420,039
#	Kamakura Shinsho Ltd.	76,800	260,233
	Kameda Seika Co. Ltd.	27,000	785,643
	Kamei Corp.	121,400	1,562,975
	Kamigumi Co. Ltd.	289,900	6,050,675
	Kanaden Corp.	86,000	821,669
	Kanadevia Corp.	820,700	5,609,836
#	Kanagawa Chuo Kotsu Co. Ltd.	20,500	439,714
	Kanamic Network Co. Ltd.	91,900	327,144
#	Kanamoto Co. Ltd.	143,359	2,590,961
	Kandenko Co. Ltd.	474,600	6,945,077
	Kaneka Corp.	214,800	5,265,008
	Kaneko Seeds Co. Ltd.	18,700	169,330
	Kanematsu Corp.	420,400	6,399,802
#	Kanemi Co. Ltd.	3,400	70,892
#	Kanro, Inc.	17,400	335,515
	Kansai Electric Power Co., Inc.	556,300	8,921,426
	Kansai Paint Co. Ltd.	450,900	7,343,647
	Kanto Denka Kogyo Co. Ltd.	206,218	1,311,357
	Kao Corp.	234,400	10,331,263
*	Kaonavi, Inc.	9,300	143,495
#	Kappa Create Co. Ltd.	19,500	207,902
#	Kasumigaseki Capital Co. Ltd.	5,900	559,492
	Katakura Industries Co. Ltd.	118,800	1,549,098
	Katitas Co. Ltd.	201,377	2,553,268
	Kato Sangyo Co. Ltd.	83,300	2,255,163
	Kato Works Co. Ltd.	50,926	410,364
	Kawada Technologies, Inc.	76,400	1,191,227
	Kawagishi Bridge Works Co. Ltd.	6,000	146,099
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	436,999
	Kawasaki Heavy Industries Ltd.	142,500	5,456,085
#	Kawasaki Kisen Kaisha Ltd.	555,798	7,677,810
	KDDI Corp.	1,712,100	53,382,234

		Shares	Value»
JAPAN — (Continued)
#	KeePer Technical Laboratory Co. Ltd.	61,300	$1,683,592
	Keihan Holdings Co. Ltd.	229,177	4,278,097
	Keihanshin Building Co. Ltd.	109,800	1,070,611
	Keihin Co. Ltd.	9,500	121,120
	Keikyu Corp.	372,000	2,912,642
	Keio Corp.	170,600	3,815,301
	Keisei Electric Railway Co. Ltd.	129,648	3,373,160
	KEIWA, Inc.	10,800	72,310
	Keiyo Bank Ltd.	683,155	3,061,655
	KEL Corp.	14,100	136,145
	Kenko Mayonnaise Co. Ltd.	49,730	708,862
	Kewpie Corp.	230,400	5,448,569
	Keyence Corp.	45,820	20,683,758
	KH Neochem Co. Ltd.	148,199	1,998,307
#	Kibun Foods, Inc.	28,800	208,120
	Kikkoman Corp.	574,850	6,744,569
#	Kimoto Co. Ltd.	64,200	125,783
	Kimura Chemical Plants Co. Ltd.	73,400	367,621
#	Kimura Unity Co. Ltd.	17,000	161,765
	Kinden Corp.	327,600	6,789,907
#	King Jim Co. Ltd.	9,300	52,737
	Kintetsu Department Store Co. Ltd.	26,200	357,000
	Kintetsu Group Holdings Co. Ltd.	284,798	6,619,135
	Kirin Holdings Co. Ltd.	884,780	13,026,284
	Kissei Pharmaceutical Co. Ltd.	147,200	3,591,994
#	Ki-Star Real Estate Co. Ltd.	46,800	1,187,764
	Kitagawa Corp.	36,781	292,517
#	Kita-Nippon Bank Ltd.	38,400	631,091
	Kitano Construction Corp.	15,900	445,965
	Kitz Corp.	374,100	2,580,646
	Kiyo Bank Ltd.	508,000	5,949,775
#*	KLab, Inc.	156,400	184,569
#*	KNT-CT Holdings Co. Ltd.	38,800	324,928
#	Koa Corp.	145,100	960,635
#	Koa Shoji Holdings Co. Ltd.	29,400	118,350
#	Koatsu Gas Kogyo Co. Ltd.	170,600	1,014,083
#	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,503,077

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kobe Bussan Co. Ltd.	209,899	$5,148,759
#	Kobe Electric Railway Co. Ltd.	15,400	238,669
	Kobe Steel Ltd.	1,264,382	13,627,125
	Koei Tecmo Holdings Co. Ltd.	115,600	1,209,787
	Kohnan Shoji Co. Ltd.	121,800	2,888,162
	Kohoku Kogyo Co. Ltd.	8,700	169,078
	Kohsoku Corp.	39,800	653,604
	Koike Sanso Kogyo Co. Ltd.	3,300	130,391
	Koike-ya, Inc.	4,500	149,707
	Koito Manufacturing Co. Ltd.	583,899	7,560,819
#	Kojima Co. Ltd.	160,400	1,112,070
	Kokuyo Co. Ltd.	319,764	5,144,476
	Komatsu Ltd.	1,366,800	35,380,007
#	Komatsu Matere Co. Ltd.	117,300	626,036
	Komatsu Wall Industry Co. Ltd.	78,100	768,744
	KOMEDA Holdings Co. Ltd.	209,200	3,959,027
#	Komehyo Holdings Co. Ltd.	34,900	864,712
	Komeri Co. Ltd.	154,400	3,337,385
	Komori Corp.	199,113	1,440,004
#*	Konaka Co. Ltd.	107,880	156,714
	Konami Group Corp.	134,762	12,352,263
	Kondotec, Inc.	69,800	582,057
	Konica Minolta, Inc.	1,917,800	8,005,783
	Konishi Co. Ltd.	221,000	1,899,476
	Konoike Transport Co. Ltd.	117,400	1,919,842
#	Konoshima Chemical Co. Ltd.	31,800	375,169
	Kosaido Holdings Co. Ltd.	268,500	935,916
	Kose Corp.	33,300	1,830,029
	Koshidaka Holdings Co. Ltd.	243,724	1,911,805
#	Kotobuki Spirits Co. Ltd.	386,299	5,216,084
#*	Kourakuen Corp.	6,800	55,755
	Kozo Keikaku Engineering Holdings, Inc.	9,500	251,693
#	KPP Group Holdings Co. Ltd.	132,600	569,072
	Krosaki Harima Corp.	114,800	1,839,302
	KRS Corp.	58,467	735,476
	K’s Holdings Corp.	702,680	6,719,358
	KU Holdings Co. Ltd.	56,100	392,298

		Shares	Value»
JAPAN — (Continued)
	Kubota Corp. (6326 JP)	823,900	$10,527,038
	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	2,499,097
*	Kufu Co., Inc.	46,700	72,481
	Kumagai Gumi Co. Ltd.	197,600	4,569,276
#	Kumiai Chemical Industry Co. Ltd.	317,665	1,690,922
#	Kura Sushi, Inc.	74,299	1,951,095
	Kurabo Industries Ltd.	79,314	2,438,062
	Kuraray Co. Ltd.	1,336,000	18,104,757
	Kureha Corp.	220,900	4,079,631
	Kurimoto Ltd.	50,000	1,241,879
	Kurita Water Industries Ltd.	227,600	8,536,078
	Kuriyama Holdings Corp.	65,700	527,560
#	Kushikatsu Tanaka Holdings Co.	15,700	160,390
	Kusuri No. Aoki Holdings Co. Ltd.	206,300	4,293,660
	KYB Corp.	97,200	3,053,571
	Kyocera Corp.	1,554,220	15,762,447
	Kyodo Printing Co. Ltd.	40,400	899,862
	Kyoei Steel Ltd.	111,827	1,268,050
#	Kyokuto Boeki Kaisha Ltd.	45,618	444,241
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,414,664
#	Kyokuto Securities Co. Ltd.	107,143	888,260
	Kyokuyo Co. Ltd.	44,100	1,194,663
	Kyorin Pharmaceutical Co. Ltd.	187,100	1,856,827
#	KYORITSU Co. Ltd.	170,500	167,301
#	Kyoritsu Maintenance Co. Ltd.	248,199	3,984,786
	Kyosan Electric Manufacturing Co. Ltd.	162,500	571,487
	Kyoto Financial Group, Inc.	480,644	7,054,109
#	Kyowa Electronic Instruments Co. Ltd.	42,300	116,775
	Kyowa Kirin Co. Ltd.	296,063	4,879,640
	Kyowa Leather Cloth Co. Ltd.	79,024	330,730
	Kyudenko Corp.	176,800	6,347,189
	Kyushu Electric Power Co., Inc.	519,100	5,813,289

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	1,202,748	$5,447,042
	Kyushu Leasing Service Co. Ltd.	3,300	21,159
	Kyushu Railway Co.	215,100	5,659,390
#	LA Holdings Co. Ltd.	16,200	484,325
	LAC Co. Ltd.	59,000	284,185
	Lacto Japan Co. Ltd.	40,900	738,951
#	Lasertec Corp.	102,400	13,895,236
#	LEC, Inc.	90,900	782,391
	Leopalace21 Corp.	701,200	2,531,967
	Life Corp.	109,400	2,377,031
#	Lifedrink Co., Inc.	114,200	1,318,775
*	Lifenet Insurance Co.	71,300	930,134
#*	LIFULL Co. Ltd.	299,700	286,771
#	LIKE, Inc.	37,200	336,385
#	Linical Co. Ltd.	43,100	101,874
#	Link & Motivation, Inc.	188,400	684,764
	Lintec Corp.	174,200	3,614,935
	Lion Corp.	709,701	7,829,166
#	LITALICO, Inc.	90,100	643,508
	Lixil Corp.	1,025,619	12,039,087
	Loadstar Capital KK	20,000	302,693
	Look Holdings, Inc.	31,700	522,539
*	Luckland Co. Ltd.	2,500	32,785
	LY Corp.	1,622,283	4,425,242
	M3, Inc.	577,559	5,935,882
	Mabuchi Motor Co. Ltd.	251,500	3,598,853
	Macnica Holdings, Inc.	616,650	7,033,716
	Macromill, Inc.	176,200	931,165
	Maeda Kosen Co. Ltd.	203,200	2,351,995
	Maezawa Industries, Inc.	51,900	408,802
	Maezawa Kasei Industries Co. Ltd.	55,800	661,705
	Maezawa Kyuso Industries Co. Ltd.	83,300	677,990
	Makino Milling Machine Co. Ltd.	113,188	4,249,194
	Makita Corp. (6586 JP)	305,791	9,984,650
	Makita Corp. (MKTAY US), Sponsored ADR	800	26,136
	Mamiya-Op Co. Ltd.	800	7,112
#	Mammy Mart Corp.	1,500	38,598
#	Management Solutions Co. Ltd.	47,400	586,851
	Mandom Corp.	163,500	1,346,677
#	Mani, Inc.	208,300	2,485,228

		Shares	Value»
JAPAN — (Continued)
	MarkLines Co. Ltd.	45,600	$816,584
	Mars Group Holdings Corp.	34,500	709,947
	Marubeni Corp.	759,159	11,348,839
	Marubun Corp.	92,400	620,927
	Marudai Food Co. Ltd.	114,714	1,263,150
	Maruha Nichiro Corp.	203,197	3,985,724
	Marui Group Co. Ltd.	465,900	7,315,700
	Maruichi Steel Tube Ltd.	178,400	3,844,554
	MARUKA FURUSATO Corp.	75,776	1,090,196
	Marusan Securities Co. Ltd.	196,300	1,194,529
	Maruwa Co. Ltd.	20,700	5,710,455
#	Maruyama Manufacturing Co., Inc.	8,700	122,088
	Maruzen CHI Holdings Co. Ltd.	80,600	167,297
	Maruzen Co. Ltd.	26,400	546,974
	Maruzen Showa Unyu Co. Ltd.	57,400	2,213,766
	Marvelous, Inc.	14,900	57,006
	Matching Service Japan Co. Ltd.	29,900	203,913
	Matsuda Sangyo Co. Ltd.	63,362	1,314,865
#	Matsui Construction Co. Ltd.	77,700	424,891
	Matsui Securities Co. Ltd.	441,700	2,379,675
	MatsukiyoCocokara & Co.	641,355	8,731,846
#	Matsuoka Corp.	10,400	122,236
	Matsuya Co. Ltd.	38,900	211,793
	Matsuyafoods Holdings Co. Ltd.	14,800	656,016
	Max Co. Ltd.	90,000	2,075,848
	Maxell Ltd.	280,242	3,421,049
	Maxvalu Tokai Co. Ltd.	29,700	635,344
	Mazda Motor Corp.	1,897,441	13,413,946
#	McDonald’s Holdings Co. Japan Ltd.	96,300	4,080,900
	MCJ Co. Ltd.	369,300	3,460,303
	Mebuki Financial Group, Inc.	3,021,591	11,301,965
	MEC Co. Ltd.	42,200	992,848
#	Media Do Co. Ltd.	34,789	305,227
#	Medical Data Vision Co. Ltd.	94,800	319,775

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Medical System
	Network Co. Ltd.	105,900	$295,720
	Medikit Co. Ltd.	1,200	22,167
	Medipal Holdings Corp.	478,700	7,584,387
#	Medius Holdings Co. Ltd.	14,000	77,389
#*	Medley, Inc.	28,700	700,269
	MedPeer, Inc.	55,100	198,295
	Megachips Corp.	58,200	2,075,538
	Megmilk Snow Brand Co. Ltd.	216,500	3,746,438
	Meidensha Corp.	165,300	4,338,138
	Meiho Facility Works Ltd.	14,000	78,310
#	Meiji Electric Industries Co. Ltd.	24,300	216,846
	MEIJI Holdings Co. Ltd.	323,740	7,551,939
#	Meiji Shipping Group Co. Ltd.	65,900	304,854
	Meiko Electronics Co. Ltd.	126,300	4,936,326
	Meisei Industrial Co. Ltd.	139,200	1,181,562
	MEITEC Group Holdings, Inc.	334,900	6,417,776
	Meito Sangyo Co. Ltd.	40,600	493,793
	Meiwa Corp.	106,000	447,469
	Meiwa Estate Co. Ltd.	36,400	232,616
	Melco Holdings, Inc.	22,500	359,550
	Menicon Co. Ltd.	312,099	3,434,101
*	Mercari, Inc.	351,100	4,911,581
	Mercuria Holdings Co. Ltd.	18,200	103,477
	METAWATER Co. Ltd.	60,400	698,849
	Micronics Japan Co. Ltd.	97,900	2,439,292
#	Midac Holdings Co. Ltd.	40,100	483,575
#	Mie Kotsu Group Holdings, Inc.	245,265	811,157
#	Migalo Holdings, Inc.	8,200	87,569
	Mikuni Corp.	127,978	270,781
	Milbon Co. Ltd.	58,572	1,238,057
	MIMAKI ENGINEERING Co. Ltd.	87,300	769,202
	Minebea Mitsumi, Inc.	538,526	9,480,464
#	Ministop Co. Ltd.	59,500	677,599

		Shares	Value»
JAPAN — (Continued)
#	Mirai Industry Co. Ltd.	8,900	$208,340
#	Miraial Co. Ltd.	35,800	341,827
	Mirait One Corp.	359,210	5,109,166
	Mirarth Holdings, Inc.	367,100	1,179,794
	Miroku Jyoho Service Co. Ltd.	79,400	945,671
	MISUMI Group, Inc.	223,500	3,637,585
	Mitani Corp.	141,600	1,741,459
	Mitani Sekisan Co. Ltd.	10,800	443,398
#	Mito Securities Co. Ltd.	286,700	886,426
	Mitsuba Corp.	160,200	912,566
	Mitsubishi Chemical Group Corp.	5,014,260	27,057,389
	Mitsubishi Corp.	1,678,800	30,712,084
	Mitsubishi Electric Corp.	771,600	13,574,397
	Mitsubishi Estate Co. Ltd.	594,720	8,794,735
	Mitsubishi Gas Chemical Co., Inc.	519,700	9,032,075
	Mitsubishi HC Capital, Inc.	3,511,270	23,512,291
#	Mitsubishi Heavy Industries Ltd.	853,000	12,041,759
	Mitsubishi Kakoki Kaisha Ltd.	29,700	693,733
	Mitsubishi Logisnext Co. Ltd.	194,000	1,442,677
	Mitsubishi Logistics Corp.	665,495	4,461,367
	Mitsubishi Materials Corp.	417,120	6,843,718
	Mitsubishi Motors Corp.	2,816,099	8,366,731
#	Mitsubishi Paper Mills Ltd.	125,600	399,727
#	Mitsubishi Pencil Co. Ltd.	67,500	1,088,810
	Mitsubishi Research Institute, Inc.	37,100	1,025,210
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,417,772
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	513,811
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,827,200	71,960,287

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	845,431	$8,944,660
	Mitsuboshi Belting Ltd.	94,600	2,428,434
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	23,865,564
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,892	7,766,123
	Mitsui Chemicals, Inc.	331,589	7,575,412
	Mitsui DM Sugar Holdings Co. Ltd.	83,900	1,788,609
#	Mitsui E&S Co. Ltd.	386,519	2,796,164
	Mitsui Fudosan Co. Ltd.	1,418,500	12,103,136
	Mitsui High-Tec, Inc.	428,000	2,277,599
#	Mitsui Matsushima Holdings Co. Ltd.	49,700	1,421,729
	Mitsui Mining & Smelting Co. Ltd.	237,400	7,542,598
#	Mitsui OSK Lines Ltd.	562,700	19,157,428
	Mitsui-Soko Holdings Co. Ltd.	120,800	5,610,223
	Mitsuuroko Group Holdings Co. Ltd.	134,100	1,511,245
	Miura Co. Ltd.	134,800	3,147,677
	MIXI, Inc.	164,100	3,025,032
	Miyaji Engineering Group, Inc.	108,000	1,410,780
	Miyazaki Bank Ltd.	112,800	1,954,346
	Miyoshi Oil & Fat Co. Ltd.	31,045	292,519
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	35,470,536
	Mizuho Leasing Co. Ltd.	803,600	5,259,162
#	Mizuho Medy Co. Ltd.	27,300	296,609
	Mizuno Corp.	92,321	4,900,198
	Mochida Pharmaceutical Co. Ltd.	52,098	1,191,885
	Modec, Inc.	65,500	1,426,221
	Monex Group, Inc.	588,700	2,762,359
	Monogatari Corp.	126,000	2,963,275
#	MonotaRO Co. Ltd.	364,300	5,495,953
#	MORESCO Corp.	11,700	92,905
	Mori-Gumi Co. Ltd.	51,800	103,704
	Morinaga & Co. Ltd.	314,800	5,888,233
	Morinaga Milk Industry Co. Ltd.	358,800	8,343,781

		Shares	Value»
JAPAN — (Continued)
	Moriroku Holdings Co. Ltd.	20,900	$320,735
	Morita Holdings Corp.	149,900	2,000,562
	Morito Co. Ltd.	75,500	705,079
	Morozoff Ltd.	19,398	588,728
	Mory Industries, Inc.	24,100	792,464
	MOS Food Services, Inc.	16,900	399,222
	MrMax Holdings Ltd.	131,500	579,581
	MS&AD Insurance Group Holdings, Inc.	713,022	15,771,568
	MTI Ltd.	7,200	53,687
	Mugen Estate Co. Ltd.	57,251	584,127
#	m-up Holdings, Inc.	111,700	963,954
	Murakami Corp.	2,100	69,002
	Murata Manufacturing Co. Ltd.	669,760	11,701,449
	Musashi Seimitsu Industry Co. Ltd.	227,200	2,947,162
	Musashino Bank Ltd.	153,701	2,680,885
	Muto Seiko Co.	5,000	53,560
	Mutoh Holdings Co. Ltd.	8,300	126,207
	Nabtesco Corp.	201,500	3,266,257
#	NAC Co. Ltd.	82,100	306,370
#	Nachi-Fujikoshi Corp.	94,164	1,976,551
	Nadex Co. Ltd.	4,600	28,872
#	Nafco Co. Ltd.	27,100	366,135
#	Nagano Keiki Co. Ltd.	61,000	974,756
	Nagase & Co. Ltd.	454,400	9,429,912
	Nagase Brothers, Inc.	19,500	233,046
#	Nagawa Co. Ltd.	6,900	306,761
	Nagoya Railroad Co. Ltd.	334,499	3,707,355
	Naigai Trans Line Ltd.	26,700	487,391
	Nakabayashi Co. Ltd.	142,300	482,646
	Nakamoto Packs Co. Ltd.	18,300	200,211
	Nakamuraya Co. Ltd.	15,500	325,007
	Nakanishi, Inc.	158,600	2,696,969
	Nakano Corp.	8,100	25,967
#	Nakayama Steel Works Ltd.	182,100	897,760
#	Namura Shipbuilding Co. Ltd.	162,548	1,675,303
	Nankai Electric Railway Co. Ltd.	267,000	4,196,489
	Nanto Bank Ltd.	151,101	2,949,984
	Narasaki Sangyo Co. Ltd.	13,400	260,483
	Nasu Denki Tekko Co. Ltd.	1,000	75,523

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Natori Co. Ltd.	29,400	$409,338
	NCD Co. Ltd./Shinagawa	8,600	92,246
	NEC Capital Solutions Ltd.	53,100	1,291,823
	NEC Corp.	99,080	8,430,749
	NEC Networks & System Integration Corp.	187,100	3,952,716
#	NEOJAPAN, Inc.	3,100	37,902
	NET One Systems Co. Ltd.	325,200	7,895,473
	Neturen Co. Ltd.	149,300	972,326
#	New Art Holdings Co. Ltd.	18,600	186,538
*	New Japan Chemical Co. Ltd.	3,600	4,462
	Nexon Co. Ltd.	180,200	3,123,216
#	Nextage Co. Ltd.	196,700	1,887,887
#*	NexTone, Inc.	8,300	92,008
#	NF Holdings Corp.	3,700	21,422
	NGK Insulators Ltd.	768,388	9,465,836
	NH Foods Ltd.	266,699	9,238,526
	NHK Spring Co. Ltd.	824,637	10,093,431
	Nicca Chemical Co. Ltd.	45,801	381,552
	Nice Corp.	28,861	308,265
	Nichia Steel Works Ltd.	133,401	258,140
	Nichias Corp.	321,500	11,513,981
#	Nichiban Co. Ltd.	47,100	603,883
	Nichicon Corp.	238,000	1,554,633
#	Nichiden Corp.	56,100	1,155,464
	Nichiha Corp.	107,100	2,418,705
	Nichimo Co. Ltd.	16,259	197,994
	Nichirei Corp.	389,199	10,876,230
#	Nichireki Group Co. Ltd.	110,400	1,746,187
	Nichirin Co. Ltd.	55,030	1,336,460
	NIDEC Corp. (6594 JP)	657,587	13,099,665
	Nifco, Inc.	300,300	6,976,312
	Nihon Chouzai Co. Ltd.	67,748	619,202
	Nihon Dempa Kogyo Co. Ltd.	102,600	709,674
	Nihon Dengi Co. Ltd.	7,200	260,475
	Nihon Denkei Co. Ltd.	30,300	335,836
	Nihon Flush Co. Ltd.	78,400	456,451
#	Nihon House Holdings Co. Ltd.	241,577	509,626
	Nihon Kagaku Sangyo Co. Ltd.	54,300	512,615

		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center Holdings, Inc.	1,196,199	$5,178,163
	Nihon Nohyaku Co. Ltd.	191,500	834,863
	Nihon Parkerizing Co. Ltd.	296,200	2,496,588
	Nihon Plast Co. Ltd.	78,471	182,412
	Nihon Tokushu Toryo Co. Ltd.	86,300	651,923
	Nihon Trim Co. Ltd.	10,500	241,022
#	Nihon Yamamura Glass Co. Ltd.	14,500	146,958
#	Niitaka Co. Ltd.	10,200	128,546
	Nikkiso Co. Ltd.	214,300	1,440,362
	Nikko Co. Ltd.	113,400	514,409
	Nikkon Holdings Co. Ltd.	495,400	6,342,325
#	Nikon Corp.	783,700	9,708,626
	Nintendo Co. Ltd.	251,111	13,264,426
	Nippi, Inc.	8,500	325,201
	Nippn Corp.	250,900	3,617,479
	Nippon Air Conditioning Services Co. Ltd.	91,700	612,091
	Nippon Aqua Co. Ltd.	49,400	265,050
#	Nippon Avionics Co. Ltd.	26,000	400,726
	Nippon Beet Sugar Manufacturing Co. Ltd.	55,041	913,308
	Nippon Carbide Industries Co., Inc.	45,800	493,684
	Nippon Carbon Co. Ltd.	35,500	1,040,844
#	Nippon Chemical Industrial Co. Ltd.	36,700	645,562
*	Nippon Chemi-Con Corp.	89,400	616,816
#	Nippon Coke & Engineering Co. Ltd.	988,549	617,856
	Nippon Concept Corp.	32,900	388,389
	Nippon Concrete Industries Co. Ltd.	221,101	474,531
	Nippon Denko Co. Ltd.	628,250	1,203,570
	Nippon Densetsu Kogyo Co. Ltd.	163,600	1,998,599
	Nippon Dry-Chemical Co. Ltd.	6,200	137,677
	Nippon Electric Glass Co. Ltd.	325,401	7,405,051

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NIPPON EXPRESS HOLDINGS, Inc.	275,076	$13,561,788
	Nippon Felt Co. Ltd.	15,100	46,454
#	Nippon Fine Chemical Co. Ltd.	43,300	676,492
	Nippon Gas Co. Ltd.	544,500	7,441,859
#	Nippon Hume Corp.	104,600	845,770
	Nippon Kayaku Co. Ltd.	493,400	3,902,940
	Nippon Kodoshi Corp.	37,300	448,373
	Nippon Light Metal Holdings Co. Ltd.	274,328	2,931,942
#	Nippon Paint Holdings Co. Ltd.	1,151,400	8,812,213
	Nippon Paper Industries Co. Ltd.	485,096	2,831,954
	Nippon Parking Development Co. Ltd.	932,000	1,375,244
#	Nippon Rietec Co. Ltd.	13,800	93,866
	Nippon Road Co. Ltd.	83,000	885,284
	Nippon Sanso Holdings Corp.	348,000	12,079,773
	Nippon Seiki Co. Ltd.	254,300	1,988,347
	Nippon Seisen Co. Ltd.	41,500	340,057
	Nippon Sharyo Ltd.	34,399	493,344
*	Nippon Sheet Glass Co. Ltd.	449,260	1,092,755
	Nippon Shinyaku Co. Ltd.	178,094	4,778,075
	Nippon Shokubai Co. Ltd.	426,700	4,800,323
	Nippon Signal Co. Ltd.	321,900	1,965,808
	Nippon Soda Co. Ltd.	216,600	3,607,664
	Nippon Steel Corp.	1,059,379	21,197,506
	Nippon Telegraph & Telephone Corp.	14,775,000	14,255,432
	Nippon Thompson Co. Ltd.	378,900	1,186,235
	Nippon Tungsten Co. Ltd.	9,800	79,441
#	Nippon Yakin Kogyo Co. Ltd.	63,309	1,741,365
#	Nippon Yusen KK	721,690	24,161,755
	Nipro Corp.	713,201	6,582,289
	Nishikawa Rubber Co. Ltd.	3,400	43,895
	Nishimatsu Construction Co. Ltd.	150,000	5,031,812

		Shares	Value»
JAPAN — (Continued)
	Nishimatsuya Chain Co. Ltd.	144,900	$2,139,322
	Nishimoto Co. Ltd.	56,700	488,607
	Nishi-Nippon Financial Holdings, Inc.	635,014	6,838,843
	Nishi-Nippon Railroad Co. Ltd.	163,600	2,362,213
	Nishio Holdings Co. Ltd.	95,200	2,317,441
	Nissan Chemical Corp.	274,460	9,269,943
#	Nissan Motor Co. Ltd.	4,717,100	12,566,592
	Nissan Shatai Co. Ltd.	250,300	1,687,192
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	349,610
	Nissei ASB Machine Co. Ltd.	27,200	825,484
#	Nissei Plastic Industrial Co. Ltd.	53,368	319,661
	Nissha Co. Ltd.	185,183	2,267,757
	Nisshin Group Holdings Co. Ltd.	143,800	468,962
	Nisshin Oillio Group Ltd.	136,600	4,642,274
	Nisshin Seifun Group, Inc.	541,245	6,319,056
	Nisshinbo Holdings, Inc.	724,241	4,598,626
	Nissin Corp.	59,197	1,655,749
	Nissin Foods Holdings Co. Ltd.	101,625	2,736,450
	Nisso Holdings Co. Ltd.	56,500	305,057
	Nissui Corp.	1,451,900	8,819,445
	Niterra Co. Ltd.	505,400	14,323,723
	Nitori Holdings Co. Ltd.	62,600	7,972,396
	Nitta Corp.	80,200	1,939,641
	Nitta Gelatin, Inc.	73,300	439,477
	NITTAN Corp.	4,900	8,344
	Nittetsu Mining Co. Ltd.	68,602	1,952,728
	Nitto Denko Corp.	1,680,500	27,650,490
	Nitto Fuji Flour Milling Co. Ltd.	3,600	159,273
	Nitto Kogyo Corp.	118,100	2,281,071
#	Nitto Kohki Co. Ltd.	59,300	1,000,754
	Nitto Seiko Co. Ltd.	142,247	545,459
	Nittoc Construction Co. Ltd.	86,649	578,661
	Nittoku Co. Ltd.	29,600	326,820
	NJS Co. Ltd.	22,900	607,916
	Noda Corp.	44,452	246,809

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Noevir Holdings Co. Ltd.	53,400	$1,796,665
	NOF Corp.	454,500	7,384,027
	Nohmi Bosai Ltd.	81,800	1,615,107
	Nojima Corp.	392,000	5,497,736
	NOK Corp.	343,200	4,920,677
	Nomura Holdings, Inc. (8604 JP)	2,202,698	11,295,223
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	633,115
#	Nomura Micro Science Co. Ltd.	13,600	187,732
	Nomura Real Estate Holdings, Inc.	303,000	7,459,774
	Nomura Research Institute Ltd.	328,585	9,829,095
	Noritake Co. Ltd.	96,000	2,418,436
	Noritsu Koki Co. Ltd.	96,600	2,498,101
#	Noritz Corp.	170,000	1,969,826
	North Pacific Bank Ltd.	1,264,600	3,282,207
	Nozawa Corp.	30,300	162,431
#	NPC, Inc.	27,000	157,431
	NPR-RIKEN Corp.	121,580	1,866,645
	NS Solutions Corp.	172,500	4,364,752
	NS Tool Co. Ltd.	47,200	227,989
	NS United Kaiun Kaisha Ltd.	60,800	1,720,486
	NSD Co. Ltd.	206,978	4,470,310
	NSK Ltd.	1,246,746	5,684,799
#	NSW, Inc.	34,700	673,462
	NTN Corp.	2,014,300	3,318,740
	NTT Data Group Corp.	775,700	12,271,750
	Oat Agrio Co. Ltd.	27,500	330,557
#	Obara Group, Inc.	40,700	1,126,449
	Obayashi Corp.	884,000	10,837,152
	OBIC Business Consultants Co. Ltd.	15,400	680,773
	Obic Co. Ltd.	310,000	10,130,000
	Odakyu Electric Railway Co. Ltd.	489,399	5,134,722
#	Oenon Holdings, Inc.	183,600	483,260
	Ogaki Kyoritsu Bank Ltd.	218,746	2,609,218
	Ohara, Inc.	37,400	315,080
#	Ohashi Technica, Inc.	47,100	536,215
	Ohba Co. Ltd.	19,400	128,088
	Ohsho Food Service Corp.	89,400	1,756,110
	OIE Sangyo Co. Ltd.	11,800	146,033
	Oiles Corp.	88,001	1,145,338

		Shares	Value»
JAPAN — (Continued)
	Oita Bank Ltd.	64,600	$1,311,390
	Oji Holdings Corp.	2,263,100	8,415,568
	Okabe Co. Ltd.	169,600	860,431
#	Okada Aiyon Corp.	21,000	281,069
	Okamoto Industries, Inc.	37,600	1,303,507
	Okamoto Machine Tool Works Ltd.	21,561	554,933
	Okamura Corp.	260,400	3,272,550
	Okasan Securities Group, Inc.	678,378	2,693,664
	Oki Electric Industry Co. Ltd.	509,178	3,328,487
	Okinawa Cellular Telephone Co.	81,700	2,324,230
#	Okinawa Electric Power Co., Inc.	117,158	796,775
	Okinawa Financial Group, Inc.	141,340	2,080,162
	OKUMA Corp.	229,600	4,641,593
	Okumura Corp.	130,400	3,661,617
	Okura Industrial Co. Ltd.	38,351	679,295
	Okuwa Co. Ltd.	137,647	818,824
	Olympus Corp.	230,600	4,059,087
	Omron Corp.	213,800	8,441,102
	Ono Pharmaceutical Co. Ltd.	852,900	10,652,877
	Onoken Co. Ltd.	138,100	1,353,015
	Onward Holdings Co. Ltd.	382,896	1,307,459
	Ootoya Holdings Co. Ltd.	8,300	273,143
	Open House Group Co. Ltd.	298,598	11,006,724
	Open Up Group, Inc.	74,300	979,217
	Optex Group Co. Ltd.	112,460	1,196,144
#*	Optim Corp.	64,400	249,884
	Optorun Co. Ltd.	108,000	1,348,668
	Oracle Corp. Japan	52,973	5,067,561
	Organo Corp.	97,500	4,555,733
	Orient Corp.	250,444	1,488,146
	Oriental Land Co. Ltd.	563,300	13,613,349
	Oriental Shiraishi Corp.	571,300	1,431,812
	Origin Co. Ltd.	25,500	198,877
	ORIX Corp. (8591 JP)	969,500	20,427,240
	ORIX Corp. (IX US), Sponsored ADR	5,011	531,968
	Oro Co. Ltd.	30,500	476,038
	Osaka Gas Co. Ltd.	346,400	7,422,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Osaka Organic Chemical Industry Ltd.	70,000	$1,340,681
	Osaka Steel Co. Ltd.	14,000	300,464
#	OSAKA Titanium Technologies Co. Ltd.	119,900	1,680,995
	Osaki Electric Co. Ltd.	204,700	1,059,277
	OSG Corp.	288,200	3,401,629
	Otsuka Corp.	260,600	5,848,764
	Otsuka Holdings Co. Ltd.	123,200	7,442,603
	OUG Holdings, Inc.	3,900	63,839
	Oyo Corp.	103,300	1,721,678
#	Ozu Corp.	7,200	77,647
	Pacific Industrial Co. Ltd.	197,400	1,767,253
#*	Pacific Metals Co. Ltd.	81,258	723,745
#	Pack Corp.	58,000	1,419,283
	PAL GROUP Holdings Co. Ltd.	212,200	4,268,484
	PALTAC Corp.	93,158	2,513,927
	Pan Pacific International Holdings Corp.	502,100	12,456,238
	Panasonic Holdings Corp.	2,188,742	18,013,425
#	Paraca, Inc.	22,122	253,842
	Paramount Bed Holdings Co. Ltd.	143,600	2,481,570
	Paris Miki Holdings, Inc.	10,200	20,301
*	Park24 Co. Ltd.	487,201	6,055,340
	Parker Corp.	6,000	30,090
#	Pasco Corp.	4,699	65,788
	Pasona Group, Inc.	101,600	1,339,421
#	PCI Holdings, Inc.	900	5,670
#	Pegasus Co. Ltd.	141,756	433,617
	Penta-Ocean Construction Co. Ltd.	1,466,800	6,092,725
#	People Dreams & Technologies Group Co. Ltd.	17,800	191,367
*	PeptiDream, Inc.	334,600	6,142,017
	Persol Holdings Co. Ltd.	5,812,601	9,762,458
#	Pharma Foods International Co. Ltd.	84,600	529,660
#	PHC Holdings Corp.	64,400	419,551
#*	PIA Corp.	14,000	286,910

		Shares	Value»
JAPAN — (Continued)
	Pickles Holdings Co. Ltd.	46,982	$327,680
	Pigeon Corp.	308,200	3,342,780
	PILLAR Corp.	97,200	2,721,422
	Pilot Corp.	115,800	3,599,407
#	Piolax, Inc.	129,100	2,046,034
#	Plus Alpha Consulting Co. Ltd.	74,800	1,045,573
#	Pole To Win Holdings, Inc.	76,700	228,253
	Port, Inc.	30,300	367,815
*	PR Times Corp.	18,226	188,983
	Premium Group Co. Ltd.	150,000	2,331,753
	Premium Water Holdings, Inc.	8,300	158,113
	Press Kogyo Co. Ltd.	429,200	1,542,978
	Pressance Corp.	160,600	1,988,105
	Prestige International, Inc.	310,700	1,388,921
	Prima Meat Packers Ltd.	124,499	1,832,316
	Procrea Holdings, Inc.	147,373	1,697,384
	Pronexus, Inc.	40,700	345,451
#	Pro-Ship, Inc.	29,800	290,769
	Proto Corp.	100,900	938,795
	PS Construction Co. Ltd.	45,817	293,186
	Punch Industry Co. Ltd.	11,600	33,132
	QB Net Holdings Co. Ltd.	34,592	228,555
	Qol Holdings Co. Ltd.	117,100	1,089,754
	Quick Co. Ltd.	45,900	605,387
	Raccoon Holdings, Inc.	37,700	185,379
	Raito Kogyo Co. Ltd.	203,900	2,974,919
	Raiznext Corp.	125,100	1,280,995
#	Raksul, Inc.	122,600	1,032,948
	Rakus Co. Ltd.	275,499	3,683,778
*	Rakuten Bank Ltd.	151,300	3,067,533
*	Rakuten Group, Inc.	249,400	1,488,557
	Rasa Corp.	34,900	321,665
	Rasa Industries Ltd.	37,799	682,543
	Recruit Holdings Co. Ltd.	1,047,700	63,975,205
#	Relo Group, Inc.	433,399	5,272,026
#*	Remixpoint, Inc.	38,700	38,042
#	Renaissance, Inc.	13,300	89,875
	Renesas Electronics Corp.	2,152,699	28,842,549
	Rengo Co. Ltd.	1,423,110	8,619,699
#*	RENOVA, Inc.	13,500	76,498

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Resol Holdings Co. Ltd.	2,900	$93,971
	Resona Holdings, Inc.	2,588,290	17,076,927
	Resonac Holdings Corp.	640,200	15,227,396
	Resorttrust, Inc.	291,600	5,298,443
	Restar Corp.	99,000	1,702,060
	Retail Partners Co. Ltd.	33,000	281,982
	Rheon Automatic Machinery Co. Ltd.	64,200	596,631
#	Rhythm Co. Ltd.	41,700	1,069,471
	Ricoh Co. Ltd.	1,138,519	12,333,211
	Ricoh Leasing Co. Ltd.	77,500	2,493,879
#	Ride On Express Holdings Co. Ltd.	38,900	255,643
*	Right On Co. Ltd.	15,300	21,130
	Riken Keiki Co. Ltd.	88,900	2,518,700
	Riken Technos Corp.	194,200	1,321,595
	Riken Vitamin Co. Ltd.	65,400	1,144,979
#	Ringer Hut Co. Ltd.	16,900	251,603
	Rinnai Corp.	204,200	4,473,398
	Rion Co. Ltd.	33,300	538,948
	Riso Kagaku Corp.	11,758	270,987
#	Riso Kyoiku Co. Ltd.	192,293	354,395
	Rix Corp.	6,200	111,428
#	Rock Field Co. Ltd.	47,900	457,436
	Rohm Co. Ltd.	802,200	8,844,114
	Rohto Pharmaceutical Co. Ltd.	251,600	5,657,820
	Rokko Butter Co. Ltd.	46,912	436,559
	Roland Corp.	56,300	1,440,189
	Rorze Corp.	346,000	5,042,784
	Round One Corp.	770,641	4,877,382
#	Royal Holdings Co. Ltd.	107,300	1,744,441
	RS Technologies Co. Ltd.	30,700	788,622
	Ryobi Ltd.	105,267	1,300,574
#	RYODEN Corp.	75,000	1,192,095
	Ryohin Keikaku Co. Ltd.	547,850	8,965,502
#	Ryoyo Ryosan Holdings, Inc.	75,660	1,265,486
	S Foods, Inc.	68,600	1,252,295
	S&B Foods, Inc.	5,300	170,052
#	Sac’s Bar Holdings, Inc.	60,500	360,067
	Sagami Rubber Industries Co. Ltd.	28,000	188,481
	Saibu Gas Holdings Co. Ltd.	80,100	938,207

		Shares	Value»
JAPAN — (Continued)
	Saizeriya Co. Ltd.	112,500	$4,152,651
	Sakai Chemical Industry Co. Ltd.	76,000	1,354,874
	Sakai Heavy Industries Ltd.	39,000	605,125
	Sakai Moving Service Co. Ltd.	85,800	1,386,291
	Sakata INX Corp.	191,000	1,920,119
	Sakata Seed Corp.	38,700	897,401
#	Sakura Internet, Inc.	79,400	2,400,611
	Sala Corp.	233,360	1,291,503
#	Samco, Inc.	11,200	237,584
	SAMTY HOLDINGS Co. Ltd.	120,100	2,582,186
	San Holdings, Inc.	99,900	724,002
	San ju San Financial Group, Inc.	98,217	1,080,769
	San-A Co. Ltd.	151,400	2,835,964
	San-Ai Obbli Co. Ltd.	261,000	3,186,529
	Sangetsu Corp.	190,500	3,487,706
	San-In Godo Bank Ltd.	692,197	5,555,698
#*	Sanix, Inc.	52,200	91,694
*	Sanken Electric Co. Ltd.	96,700	3,801,398
	Sanki Engineering Co. Ltd.	161,700	2,534,688
	Sanko Gosei Ltd.	92,152	365,305
	Sanko Metal Industrial Co. Ltd.	11,300	295,396
	Sankyo Co. Ltd.	808,850	10,743,420
	Sankyo Frontier Co. Ltd.	28,200	365,986
	Sankyo Seiko Co. Ltd.	113,400	438,274
#	Sankyo Tateyama, Inc.	142,035	692,246
	Sankyu, Inc.	252,000	8,753,112
	Sanoh Industrial Co. Ltd.	134,200	637,277
	Sanrio Co. Ltd.	277,100	7,517,422
	Sansei Landic Co. Ltd.	18,900	115,762
	Sansei Technologies, Inc.	44,700	392,651
#	Sansha Electric Manufacturing Co. Ltd.	42,900	280,610
#	Sanshin Electronics Co. Ltd.	35,000	466,536
	Santec Holdings Corp.	18,100	656,835

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	990,999	$11,851,206
	Sanwa Holdings Corp.	465,500	11,792,997
	Sanyo Chemical Industries Ltd.	90,300	2,449,102
#	Sanyo Denki Co. Ltd.	47,600	2,763,547
	Sanyo Electric Railway Co. Ltd.	46,600	618,753
	Sanyo Engineering & Construction, Inc.	32,400	154,547
	Sanyo Industries Ltd.	1,500	30,959
	Sanyo Shokai Ltd.	43,099	728,447
	Sanyo Special Steel Co. Ltd.	134,500	1,662,577
	Sanyo Trading Co. Ltd.	111,300	1,067,589
	Sapporo Holdings Ltd.	102,400	4,915,150
	Sata Construction Co. Ltd.	46,000	268,552
	Sato Holdings Corp.	115,882	1,615,821
#	Sato Shoji Corp.	49,800	445,388
#	Satori Electric Co. Ltd.	48,500	603,007
	Sawai Group Holdings Co. Ltd.	467,100	6,257,090
	SAXA, Inc.	27,200	428,934
*	SBI ARUHI Corp.	57,070	302,184
#	SBI Global Asset Management Co. Ltd.	59,000	233,773
	SBI Holdings, Inc.	431,380	9,472,715
	SBI Sumishin Net Bank Ltd.	89,200	1,562,513
	SBS Holdings, Inc.	104,900	1,723,292
	SCREEN Holdings Co. Ltd.	145,400	9,282,435
	Scroll Corp.	141,300	882,433
	SCSK Corp.	219,677	4,099,105
	SE Corp.	31,800	57,452
	SEC Carbon Ltd.	14,000	208,356
	Secom Co. Ltd.	182,800	6,500,895
	Seed Co. Ltd.	9,400	30,633
	Sega Sammy Holdings, Inc.	336,512	6,332,862
#	Segue Group Co. Ltd.	21,300	82,139
#	Seibu Holdings, Inc.	481,300	10,746,760
	Seika Corp.	36,134	911,848
	Seikagaku Corp.	172,500	988,456
	Seikitokyu Kogyo Co. Ltd.	95,399	929,697

		Shares	Value»
JAPAN — (Continued)
	Seiko Electric Co. Ltd.	12,500	$103,531
	Seiko Epson Corp.	527,900	9,594,929
	Seiko Group Corp.	132,500	3,339,793
#	Seino Holdings Co. Ltd.	321,000	5,176,979
#	Seiren Co. Ltd.	182,200	3,065,833
	Sekisui Chemical Co. Ltd.	740,500	10,450,601
	Sekisui House Ltd.	526,700	12,720,624
	Sekisui Jushi Corp.	94,200	1,397,158
#	Sekisui Kasei Co. Ltd.	154,421	375,357
#	SEMITEC Corp.	30,000	353,979
	Senko Group Holdings Co. Ltd.	605,000	5,687,794
#	Senshu Electric Co. Ltd.	49,700	1,652,647
	Senshu Ikeda Holdings, Inc.	1,102,360	2,444,157
*	Senshukai Co. Ltd.	110,900	226,681
	Seria Co. Ltd.	152,200	3,179,737
	Seven & i Holdings Co. Ltd.	4,047,856	58,288,856
	Seven Bank Ltd.	2,229,600	4,705,739
#	SFP Holdings Co. Ltd.	6,500	82,967
	SG Holdings Co. Ltd.	634,130	6,359,276
#*	Sharp Corp.	337,898	2,057,036
	Shibaura Electronics Co. Ltd.	70,200	1,622,239
	Shibaura Machine Co. Ltd.	97,000	2,361,217
	Shibaura Mechatronics Corp.	47,700	3,286,593
	Shibusawa Warehouse Co. Ltd.	37,500	771,673
	Shibuya Corp.	76,800	1,849,800
#*	SHIFT, Inc.	47,599	4,783,545
	Shiga Bank Ltd.	219,736	4,717,912
	Shikibo Ltd.	87,200	575,473
	Shikoku Bank Ltd.	264,900	1,621,598
	Shikoku Electric Power Co., Inc.	343,900	3,077,759
	Shikoku Kasei Holdings Corp.	117,600	1,580,308
	Shima Seiki Manufacturing Ltd.	119,600	890,139
#*	Shimadaya Corp.	22,500	218,277
	Shimadzu Corp.	229,200	6,760,908
	Shimamura Co. Ltd.	142,892	7,355,503
	Shimano, Inc.	42,807	6,288,760
#	Shimizu Bank Ltd.	69,200	644,497

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shimizu Corp.	896,900	$5,941,889
#	Shimojima Co. Ltd.	13,800	119,197
	Shin Maint Holdings Co. Ltd.	6,100	59,097
	Shin Nippon Air Technologies Co. Ltd.	44,800	977,248
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	837,115
	Shinagawa Refractories Co. Ltd.	141,400	1,646,236
#	Shindengen Electric Manufacturing Co. Ltd.	47,106	736,733
	Shin-Etsu Chemical Co. Ltd.	1,676,000	61,415,246
	Shin-Etsu Polymer Co. Ltd.	189,100	1,955,238
*	Shinko Electric Industries Co. Ltd.	102,500	3,665,543
	Shinko Shoji Co. Ltd.	147,900	931,588
	Shinmaywa Industries Ltd.	287,100	2,545,975
	Shinnihon Corp.	141,400	1,418,952
	Shinnihonseiyaku Co. Ltd.	33,600	382,941
	Shinsho Corp.	25,500	1,035,306
	Shinwa Co. Ltd. (3447 JP)	53,200	257,795
	Shinwa Co. Ltd. (7607 JP)	33,700	591,590
	Shionogi & Co. Ltd.	924,000	13,197,254
	Ship Healthcare Holdings, Inc.	407,400	6,195,043
	Shiseido Co. Ltd.	221,842	4,788,441
	Shizuki Electric Co., Inc.	51,900	120,897
	Shizuoka Financial Group, Inc.	823,630	6,572,183
	Shizuoka Gas Co. Ltd.	222,200	1,490,412
	SHO-BOND Holdings Co. Ltd.	77,400	2,722,818
#	Shoei Co. Ltd.	205,100	3,147,440
#	Shoei Foods Corp.	28,100	812,293
	Shofu, Inc.	21,000	309,954
	Showa Sangyo Co. Ltd.	92,500	1,753,282
	Showa Shinku Co. Ltd.	17,400	152,356
	Sigma Koki Co. Ltd.	11,700	109,428

		Shares	Value»
JAPAN — (Continued)
	SIGMAXYZ Holdings, Inc.	142,200	$1,591,830
	Siix Corp.	136,480	999,162
*	Simplex Holdings, Inc.	115,500	1,873,084
	Sinanen Holdings Co. Ltd.	26,400	1,120,023
	Sinfonia Technology Co. Ltd.	111,500	3,765,139
	Sinko Industries Ltd.	57,500	1,643,049
	Sintokogio Ltd.	173,900	1,138,992
	SK Kaken Co. Ltd.	2,500	146,131
#	SK-Electronics Co. Ltd.	39,685	609,031
	SKY Perfect JSAT Holdings, Inc.	770,500	4,400,603
#	Skylark Holdings Co. Ltd.	712,400	11,033,833
#*	Smaregi, Inc.	22,100	417,021
	SMC Corp.	9,400	3,990,734
#	SMK Corp.	22,999	357,666
	SMS Co. Ltd.	275,300	3,086,242
#	Socionext, Inc.	411,800	7,666,532
	Soda Nikka Co. Ltd.	70,300	530,616
	Sodick Co. Ltd.	278,834	1,405,524
	Soft99 Corp.	11,800	113,158
	SoftBank Corp.	19,213,000	24,187,294
	SoftBank Group Corp.	578,063	34,463,217
	Softcreate Holdings Corp.	63,000	892,724
	Software Service, Inc.	9,300	772,909
	Sohgo Security Services Co. Ltd.	1,142,500	7,943,477
	Sojitz Corp.	379,219	7,749,994
	Soken Chemical & Engineering Co. Ltd.	30,200	630,739
	Solasto Corp.	259,000	827,889
	Soliton Systems KK	43,000	358,826
	Sompo Holdings, Inc.	1,298,800	27,845,075
	Sony Group Corp. (6758 JP)	5,644,000	99,320,365
#	Sony Group Corp. (SONY US), Sponsored ADR	1,703,445	29,980,632
	Sotetsu Holdings, Inc.	191,800	3,009,189
	Sotoh Co. Ltd.	11,700	48,797
#	Space Co. Ltd.	63,460	475,126
	Sparx Group Co. Ltd.	106,539	959,252
	SPK Corp.	30,800	411,394
#	S-Pool, Inc.	254,100	602,655
#	Sprix, Inc.	3,700	19,067

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	96,600	$3,772,866
	SRA Holdings	51,500	1,436,468
#*	SRE Holdings Corp.	26,100	650,244
	SRS Holdings Co. Ltd.	13,500	102,075
#	ST Corp.	21,400	208,044
#	St. Care Holding Corp.	60,000	291,341
	St. Marc Holdings Co. Ltd.	16,200	246,490
	Stanley Electric Co. Ltd.	424,500	7,260,319
	Star Mica Holdings Co. Ltd.	110,600	463,088
	Star Micronics Co. Ltd.	123,100	1,576,809
	Startia Holdings, Inc.	9,700	123,323
	Starts Corp., Inc.	199,700	4,600,215
	Starzen Co. Ltd.	78,198	1,516,066
	Stella Chemifa Corp.	45,400	1,342,955
*	StemCell Institute	4,700	55,682
	Step Co. Ltd.	29,100	385,651
	STI Foods Holdings, Inc.	9,600	359,263
	Strike Co. Ltd.	33,000	802,446
#	Studio Alice Co. Ltd.	44,300	594,482
	Subaru Corp.	1,829,800	32,678,817
	Subaru Enterprise Co. Ltd.	32,000	668,196
	Sugi Holdings Co. Ltd.	341,400	5,828,793
	Sugimoto & Co. Ltd.	97,700	880,840
#	SUMCO Corp.	1,378,060	13,176,210
	Sumida Corp.	140,400	863,402
#	Suminoe Textile Co. Ltd.	9,600	129,065
#	Sumiseki Holdings, Inc.	124,200	763,597
	Sumitomo Bakelite Co. Ltd.	251,400	6,565,209
	Sumitomo Chemical Co. Ltd.	3,661,652	9,775,656
	Sumitomo Corp.	627,700	13,242,216
	Sumitomo Densetsu Co. Ltd.	73,400	2,357,347
	Sumitomo Electric Industries Ltd.	1,367,900	21,041,796
	Sumitomo Forestry Co. Ltd.	489,800	18,868,978
	Sumitomo Heavy Industries Ltd.	475,863	10,603,630
	Sumitomo Metal Mining Co. Ltd.	461,700	12,765,344

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	492,480	$1,251,752
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	55,527,120
	Sumitomo Mitsui Trust Group, Inc.	770,246	16,891,742
	Sumitomo Osaka Cement Co. Ltd.	151,499	3,733,132
	Sumitomo Realty & Development Co. Ltd.	350,600	10,400,105
	Sumitomo Riko Co. Ltd.	243,800	2,482,428
	Sumitomo Rubber Industries Ltd.	747,563	7,661,507
	Sumitomo Seika Chemicals Co. Ltd.	43,500	1,444,250
	Sumitomo Warehouse Co. Ltd.	276,100	4,831,093
	Sun Frontier Fudousan Co. Ltd.	163,500	1,941,066
*	Sun*, Inc. (4053 JP)	27,100	93,176
#	Suncall Corp.	117,900	306,782
	Sundrug Co. Ltd.	257,800	6,376,386
#	Suntory Beverage & Food Ltd.	248,900	8,396,495
	Sun-Wa Technos Corp.	53,700	758,126
#	SUNWELS Co. Ltd.	3,500	41,295
	Suruga Bank Ltd.	600,200	4,274,792
#	Suzuden Corp.	21,700	253,398
	Suzuken Co. Ltd.	194,299	6,352,402
	Suzuki Co. Ltd.	53,000	653,279
	Suzuki Motor Corp.	2,110,900	20,947,155
	SWCC Corp.	184,800	6,480,790
	Sysmex Corp.	684,300	12,696,106
	System Research Co. Ltd.	15,000	141,052
	System Support, Inc.	18,700	223,702
	Systems Engineering Consultants Co. Ltd.	7,600	202,485
	Systena Corp.	1,163,600	2,763,635
	Syuppin Co. Ltd.	78,300	538,423
	T Hasegawa Co. Ltd.	126,192	2,738,377
	T RAD Co. Ltd.	21,700	472,075
	T&D Holdings, Inc.	654,210	10,442,661
	Tachibana Eletech Co. Ltd.	78,580	1,297,035
	Tachikawa Corp.	47,139	406,342
	Tachi-S Co. Ltd.	142,300	1,642,908
	Tadano Ltd.	470,245	2,993,483

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taihei Dengyo Kaisha Ltd.	55,700	$1,872,993
	Taiheiyo Cement Corp.	415,491	9,051,595
	Taiheiyo Kouhatsu, Inc.	31,399	150,005
	Taiho Kogyo Co. Ltd.	101,700	405,713
	Taikisha Ltd.	92,400	2,939,269
	Taiko Bank Ltd.	25,600	225,831
	Taisei Corp.	197,580	8,320,380
	Taisei Lamick Co. Ltd.	22,900	387,350
	Taiyo Holdings Co. Ltd.	128,900	3,402,719
	Taiyo Yuden Co. Ltd.	292,599	5,117,480
#	Takamatsu Construction Group Co. Ltd.	66,700	1,292,079
#	Takamiya Co. Ltd.	118,343	342,653
	Takano Co. Ltd.	32,600	153,376
	Takaoka Toko Co. Ltd.	49,974	636,965
	Takara & Co. Ltd.	25,600	449,489
	Takara Bio, Inc.	102,200	681,054
	Takara Holdings, Inc.	534,600	4,202,155
	Takara Standard Co. Ltd.	189,445	2,057,468
	Takasago International Corp.	73,200	2,482,972
	Takasago Thermal Engineering Co. Ltd.	107,400	3,444,237
	Takashima & Co. Ltd.	68,400	539,574
	Takashimaya Co. Ltd.	1,059,800	8,391,032
#	Takasho Co. Ltd.	16,100	51,045
	Take & Give Needs Co. Ltd.	42,400	242,658
	TAKEBISHI Corp.	34,600	471,154
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,487,707	41,508,799
	Takemoto Yohki Co. Ltd.	46,600	264,087
	Takeuchi Manufacturing Co. Ltd.	173,000	5,391,305
#	Taki Chemical Co. Ltd.	6,300	152,432
	Takuma Co. Ltd.	222,900	2,325,737
#	Tama Home Co. Ltd.	92,800	2,339,928
	Tamron Co. Ltd.	156,500	4,404,107
	Tamura Corp.	302,900	1,097,490
	Tanabe Engineering Corp.	22,500	225,528

		Shares	Value»
JAPAN — (Continued)
#	Tanaka Chemical Corp.	13,900	$65,027
	Tanseisha Co. Ltd.	108,949	575,209
#	TASUKI Holdings, Inc.	14,112	63,763
#	Tayca Corp.	73,000	781,719
#	Tazmo Co. Ltd.	33,600	798,768
#	Tbk Co. Ltd.	100,301	181,226
	TBS Holdings, Inc.	118,700	2,921,061
#	TDC Soft, Inc.	97,400	786,986
	TDK Corp. (6762 JP)	2,302,500	27,066,562
	TDK Corp. (TTDKY US), Sponsored ADR	597,870	7,001,058
	Tear Corp.	41,400	116,156
	TechMatrix Corp.	128,000	1,857,898
	Techno Horizon Co. Ltd.	11,700	27,746
#	Techno Medica Co. Ltd.	10,900	129,028
	Techno Ryowa Ltd.	23,570	349,955
	Techno Smart Corp.	30,200	333,958
	TechnoPro Holdings, Inc.	417,599	7,453,462
	Tecnos Japan, Inc.	13,500	56,778
	Teijin Ltd.	650,668	5,826,255
#	Teikoku Electric Manufacturing Co. Ltd.	51,000	944,530
#	Teikoku Sen-I Co. Ltd.	79,900	1,457,309
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	678,843
	Tekken Corp.	55,799	872,928
#	Temairazu, Inc.	3,400	71,378
	Tenma Corp.	75,400	1,442,320
#	Tenpos Holdings Co. Ltd.	2,000	42,217
	Tera Probe, Inc.	14,300	297,389
	Terumo Corp.	290,900	5,540,277
	Tess Holdings Co. Ltd.	176,688	324,554
	T-Gaia Corp.	74,400	1,293,323
	THK Co. Ltd.	301,700	4,980,898
	Tigers Polymer Corp.	6,600	31,250
	TIS, Inc.	459,101	11,448,354
	TKC Corp.	87,700	2,274,251
	Toa Corp. (1885 JP)	278,400	1,792,219
	Toa Corp. (6809 JP)	181,916	1,157,862
	TOA ROAD Corp.	158,500	1,307,759
	Toagosei Co. Ltd.	465,650	4,750,771
	TOBISHIMA HOLDINGS, Inc.	117,840	1,169,511
	Tobu Railway Co. Ltd.	280,400	4,537,530

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TOC Co. Ltd.	185,200	$737,966
	Tocalo Co. Ltd.	303,700	3,532,793
#	Tochigi Bank Ltd.	548,501	927,522
	Toda Corp.	878,600	5,317,857
#*	Toda Kogyo Corp.	1,700	19,137
	Toei Animation Co. Ltd.	94,000	2,134,939
#	Toei Co. Ltd.	80,200	2,568,628
#	Toell Co. Ltd.	25,400	128,473
	Toenec Corp.	194,800	1,212,456
	Togami Electric Manufacturing Co. Ltd.	11,600	245,973
#	Toho Bank Ltd.	925,900	1,588,402
	Toho Chemical Industry Co. Ltd.	23,000	92,015
	Toho Co. Ltd. (8142 JP)	40,400	714,622
	Toho Co. Ltd. (9602 JP)	60,000	2,291,290
	Toho Gas Co. Ltd.	148,955	3,725,177
#	Toho Holdings Co. Ltd.	212,000	6,310,339
#	Toho Titanium Co. Ltd.	188,100	1,243,741
*	Toho Zinc Co. Ltd.	71,799	454,931
	Tohoku Bank Ltd.	67,800	470,589
	Tohoku Electric Power Co., Inc.	629,500	6,174,694
#	Tohokushinsha Film Corp.	36,600	145,615
	Tokai Carbon Co. Ltd.	912,600	5,151,121
	Tokai Corp.	94,102	1,340,507
	TOKAI Holdings Corp.	492,800	3,022,849
	Tokai Rika Co. Ltd.	256,167	3,621,809
	Tokai Tokyo Financial Holdings, Inc.	924,517	2,830,858
	Token Corp.	25,470	1,786,180
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	51,896,946
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,098,709
#	Tokushu Tokai Paper Co. Ltd.	42,138	1,035,453
	Tokuyama Corp.	308,112	5,394,409
	Tokyo Century Corp.	671,720	6,833,911
*	Tokyo Electric Power Co. Holdings, Inc.	1,761,012	7,111,872
#	Tokyo Electron Device Ltd.	107,400	2,376,861
	Tokyo Electron Ltd.	393,800	57,948,832

		Shares	Value»
JAPAN — (Continued)
#	Tokyo Energy & Systems, Inc.	99,400	$736,155
	Tokyo Gas Co. Ltd.	343,500	8,475,136
	Tokyo Individualized Educational Institute, Inc.	76,955	201,778
#	Tokyo Keiki, Inc.	68,999	1,340,552
	Tokyo Kiraboshi Financial Group, Inc.	134,674	3,622,642
	Tokyo Ohka Kogyo Co. Ltd.	126,300	2,906,762
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	61,896
	Tokyo Rope Manufacturing Co. Ltd.	43,099	317,654
#	Tokyo Sangyo Co. Ltd.	86,400	390,880
	Tokyo Seimitsu Co. Ltd.	144,600	7,780,820
	Tokyo Steel Manufacturing Co. Ltd.	260,800	2,592,835
	Tokyo Tatemono Co. Ltd.	708,600	11,571,290
	Tokyo Tekko Co. Ltd.	41,000	1,441,594
#	Tokyo Theatres Co., Inc.	36,700	261,193
#	Tokyotokeiba Co. Ltd.	66,600	1,814,632
	Tokyu Construction Co. Ltd.	398,780	1,802,343
	Tokyu Corp.	493,106	6,079,210
	Tokyu Fudosan Holdings Corp.	2,108,594	13,158,478
	Toli Corp.	183,400	494,418
#	Tomato Bank Ltd.	41,100	297,206
	Tomen Devices Corp.	12,600	511,879
	Tomoe Corp.	132,700	738,832
#	Tomoe Engineering Co. Ltd.	28,800	708,188
	Tomoku Co. Ltd.	52,600	796,740
	TOMONY Holdings, Inc.	1,208,560	3,129,312
	Tomy Co. Ltd.	351,900	9,289,730
	Tonami Holdings Co. Ltd.	26,500	1,018,606
	Topcon Corp.	417,300	4,236,331
	TOPPAN Holdings, Inc.	398,120	11,645,507
	Topre Corp.	177,536	2,045,065
	Topy Industries Ltd.	94,800	1,201,325
	Toray Industries, Inc.	2,548,000	13,856,198

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Torex Semiconductor Ltd.	25,000	$250,858
	Toridoll Holdings Corp.	181,300	4,660,378
	Torigoe Co. Ltd.	74,500	327,715
	Torii Pharmaceutical Co. Ltd.	77,100	2,085,712
	Torishima Pump Manufacturing Co. Ltd.	86,000	1,558,302
	Tosei Corp.	169,600	2,637,782
	Toshiba TEC Corp.	139,300	3,167,895
	Tosho Co. Ltd.	16,700	73,825
	Tosoh Corp.	718,813	8,931,681
	Totech Corp.	89,600	1,535,068
	Totetsu Kogyo Co. Ltd.	93,800	2,020,644
	TOTO Ltd.	191,898	5,353,915
#	Tottori Bank Ltd.	37,800	302,917
#	Toukei Computer Co. Ltd.	14,200	434,801
	Tow Co. Ltd.	76,600	160,504
#	Towa Bank Ltd.	189,800	715,740
#	Towa Corp.	150,000	1,920,564
	Towa Pharmaceutical Co. Ltd.	138,700	2,842,450
#	Toyo Construction Co. Ltd.	393,600	3,367,618
	Toyo Corp.	103,200	1,063,439
	Toyo Denki Seizo KK	33,200	237,405
	Toyo Engineering Corp.	122,505	594,588
#	Toyo Gosei Co. Ltd.	27,500	1,282,033
	Toyo Kanetsu KK	35,100	1,024,949
#	Toyo Machinery & Metal Co. Ltd.	68,300	271,587
#	Toyo Securities Co. Ltd.	219,300	736,880
	Toyo Seikan Group Holdings Ltd.	429,600	6,413,084
	Toyo Suisan Kaisha Ltd.	56,400	3,313,149
#	Toyo Tanso Co. Ltd.	59,800	2,054,164
#	Toyo Tire Corp.	606,300	8,602,098
#	Toyo Wharf & Warehouse Co. Ltd.	27,600	227,714
	Toyobo Co. Ltd.	418,178	2,665,943
	Toyoda Gosei Co. Ltd.	274,000	4,655,343
	Toyota Boshoku Corp.	381,200	5,088,726
	Toyota Industries Corp.	97,700	6,772,765

		Shares	Value»
JAPAN — (Continued)
#	Toyota Motor Corp. (7203 JP)	13,495,791	$232,537,779
#	Toyota Motor Corp. (TM US), Sponsored ADR	124,418	21,526,802
	Toyota Tsusho Corp.	1,186,938	20,176,419
	TPR Co. Ltd.	110,851	1,668,720
#	Traders Holdings Co. Ltd.	84,219	442,820
	Trancom Co. Ltd.	35,042	2,365,783
#	Transaction Co. Ltd.	52,300	846,557
*	Transaction Media Networks, Inc.	8,800	24,596
	Transcosmos, Inc.	74,400	1,624,061
	TRE Holdings Corp.	158,412	1,857,909
#	Treasure Factory Co. Ltd.	49,000	429,470
	Trend Micro, Inc. (4704 JP)	192,500	10,072,058
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	164,128
	Trinity Industrial Corp.	7,900	49,494
	Trusco Nakayama Corp.	156,022	2,304,695
	TS Tech Co. Ltd.	404,200	4,570,697
#	TSI Holdings Co. Ltd.	271,990	1,592,597
#	Tsubaki Nakashima Co. Ltd.	193,800	873,043
	Tsubakimoto Chain Co.	393,000	4,948,286
#	Tsubakimoto Kogyo Co. Ltd.	52,200	645,143
#	Tsuburaya Fields Holdings, Inc.	157,800	2,110,262
	Tsugami Corp.	191,300	1,772,063
	Tsukada Global Holdings, Inc.	65,900	169,841
	Tsukishima Holdings Co. Ltd.	117,600	1,055,373
#	Tsukuba Bank Ltd.	396,200	580,929
	Tsumura & Co.	159,700	5,219,678
#	Tsuruha Holdings, Inc.	139,600	7,808,625
	Tsurumi Manufacturing Co. Ltd.	65,100	1,817,749
	Tsutsumi Jewelry Co. Ltd.	25,100	347,998
	Tsuzuki Denki Co. Ltd.	23,900	389,424
	TV Asahi Holdings Corp.	141,100	1,836,508
	Tv Tokyo Holdings Corp.	32,200	720,946

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TYK Corp.	55,000	$148,168
	UACJ Corp.	164,214	5,405,075
	UBE Corp.	456,965	7,516,385
	Ubicom Holdings, Inc.	21,126	183,997
	Uchida Yoko Co. Ltd.	40,200	1,716,884
	Ukai Co. Ltd.	1,000	24,538
	ULS Group, Inc.	9,400	332,080
	Ulvac, Inc.	109,100	5,101,233
	Umenohana Co. Ltd.	2,100	12,828
	U-Next Holdings Co. Ltd.	75,900	2,421,179
	Unicharm Corp.	203,800	6,571,520
	Unipres Corp.	168,241	1,222,880
	United Arrows Ltd.	84,000	1,196,765
#	United Super Markets Holdings, Inc.	253,500	1,388,167
#	UNITED, Inc.	71,400	354,503
#*	Unitika Ltd.	207,270	396,366
#	Universal Entertainment Corp.	117,400	1,000,047
	Urbanet Corp. Co. Ltd.	126,000	313,557
	User Local, Inc.	12,800	154,288
	Ushio, Inc.	449,800	6,191,954
	USS Co. Ltd.	827,000	6,925,936
	UT Group Co. Ltd.	116,400	1,975,023
#	V Technology Co. Ltd.	39,200	614,914
	Valor Holdings Co. Ltd.	175,213	2,414,185
	Valqua Ltd.	78,700	1,688,396
#	Value HR Co. Ltd.	66,800	754,644
	ValueCommerce Co. Ltd.	88,700	632,518
*	V-Cube, Inc.	82,500	128,857
	Vector, Inc.	115,700	719,489
	Vertex Corp.	106,680	1,417,570
*	Village Vanguard Co. Ltd.	8,400	60,170
	Vision, Inc.	149,100	1,025,485
*	Visional, Inc.	75,900	4,061,339
	Vital KSK Holdings, Inc.	206,185	1,726,246
	VT Holdings Co. Ltd.	373,000	1,145,569
	Wacoal Holdings Corp.	166,100	5,171,253
	Wacom Co. Ltd.	221,900	1,022,923
#	Wakachiku Construction Co. Ltd.	36,700	853,479
	Wakita & Co. Ltd.	205,900	2,122,286
	Warabeya Nichiyo Holdings Co. Ltd.	64,800	872,850

		Shares	Value»
JAPAN — (Continued)
#	Waseda Academy Co. Ltd.	21,200	$232,430
	Watahan & Co. Ltd.	79,400	840,000
	WATAMI Co. Ltd.	49,200	343,720
	Wavelock Holdings Co. Ltd.	19,300	75,620
#	WDB Holdings Co. Ltd.	35,600	399,410
	WDI Corp.	2,100	42,676
	Wealth Management, Inc.	5,800	41,265
	Weathernews, Inc.	16,700	658,301
	Welcia Holdings Co. Ltd.	296,287	3,698,808
	Wellneo Sugar Co. Ltd.	54,200	791,796
	Wellnet Corp.	50,400	261,692
#	West Holdings Corp.	130,506	1,942,006
	West Japan Railway Co.	384,000	6,825,109
#	Will Group, Inc.	76,100	488,529
*	WingArc1st, Inc.	59,400	1,265,380
	Wise Holdings Co. Ltd.	95,900	45,453
#	Wood One Co. Ltd.	30,574	149,096
	Workman Co. Ltd.	61,200	1,562,139
	World Co. Ltd.	86,100	1,080,833
	World Holdings Co. Ltd.	41,900	522,987
	Wowow, Inc.	12,600	83,692
#*	W-Scope Corp.	86,200	200,185
	Xebio Holdings Co. Ltd.	117,857	890,875
	Yahagi Construction Co. Ltd.	112,200	1,107,845
	Yakult Honsha Co. Ltd.	142,800	3,103,199
	YAKUODO Holdings Co. Ltd.	42,500	591,102
	YAMABIKO Corp.	168,640	2,739,712
	YAMADA Consulting Group Co. Ltd.	29,800	409,990
	Yamada Holdings Co. Ltd.	1,787,929	5,134,027
#	Yamae Group Holdings Co. Ltd.	32,100	410,117
	Yamagata Bank Ltd.	128,399	810,665
	Yamaguchi Financial Group, Inc.	651,900	6,383,281
	Yamaha Corp.	726,597	5,867,458
	Yamaha Motor Co. Ltd.	3,172,500	27,730,877
	Yamaichi Electronics Co. Ltd.	126,500	2,113,356

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamami Co.	11,800	$285,830
	Yamanashi Chuo Bank Ltd.	121,900	1,299,752
	Yamatane Corp.	45,100	966,624
#	Yamato Corp.	86,100	525,361
	Yamato Holdings Co. Ltd.	437,000	4,634,910
	Yamato Kogyo Co. Ltd.	112,100	5,354,413
#	Yamaura Corp.	24,100	187,335
#	Yamaya Corp.	14,210	267,288
	Yamazaki Baking Co. Ltd.	366,300	7,439,046
	Yamazen Corp.	230,700	2,003,945
	Yaoko Co. Ltd.	89,500	5,440,505
#	Yashima Denki Co. Ltd.	42,800	481,058
	Yaskawa Electric Corp.	294,700	8,445,950
#	Yasuda Logistics Corp.	75,700	811,814
	YE DIGITAL Corp.	43,600	201,362
	Yellow Hat Ltd.	150,200	2,448,082
	Yodogawa Steel Works Ltd.	105,200	3,717,827
	Yokogawa Bridge Holdings Corp.	140,100	2,556,612
	Yokogawa Electric Corp.	284,100	6,299,005
	Yokohama Rubber Co. Ltd.	532,300	10,911,166
#	Yokorei Co. Ltd.	229,400	1,387,525
	Yokowo Co. Ltd.	77,900	776,935
#	Yomeishu Seizo Co. Ltd.	22,000	354,159
	Yondenko Corp.	118,380	986,052
	Yondoshi Holdings, Inc.	63,900	772,142
	Yonex Co. Ltd.	204,100	2,553,927
	Yorozu Corp.	116,310	895,134
#*	Yoshimura Food Holdings KK	33,200	299,765
	Yoshinoya Holdings Co. Ltd.	176,000	3,584,296
	Yossix Holdings Co. Ltd.	8,500	182,072
	Yotai Refractories Co. Ltd.	44,200	481,576
	Yuasa Funashoku Co. Ltd.	2,900	70,991
	Yuasa Trading Co. Ltd.	74,100	2,252,837
	Yuken Kogyo Co. Ltd.	4,500	62,838

		Shares	Value»
JAPAN — (Continued)
	Yukiguni Maitake Co. Ltd.	83,218	$571,078
	Yurtec Corp.	208,600	2,014,357
	Yushin Precision Equipment Co. Ltd.	50,000	217,531
	Yushiro Chemical Industry Co. Ltd.	42,100	431,108
#	Yutaka Foods Corp.	4,000	55,718
	Zacros Corp.	75,900	2,140,734
	Zaoh Co. Ltd.	18,400	293,513
	Zenitaka Corp.	11,800	261,004
	Zenkoku Hosho Co. Ltd.	192,400	6,952,122
	Zenrin Co. Ltd.	117,950	624,395
	Zensho Holdings Co. Ltd.	172,797	8,669,066
	Zeon Corp.	576,100	5,363,805
	ZERIA Pharmaceutical Co. Ltd.	72,700	1,109,988
	ZIGExN Co. Ltd.	233,100	878,931
#	Zojirushi Corp.	21,500	224,936
#	ZOZO, Inc.	246,900	8,005,844
#	Zuiko Corp.	64,535	576,402

TOTAL JAPAN			6,907,657,109

NETHERLANDS — (3.3%)
	Aalberts NV	507,573	18,315,921
Ω	ABN AMRO Bank NV	981,642	16,222,317
	Acomo NV	86,252	1,633,559
*Ω	Adyen NV	15,117	23,093,621
	Aegon Ltd. (AEG US)	532,037	3,341,193
#	Aegon Ltd. (AGN NA)	4,417,781	27,884,233
	Akzo Nobel NV	358,496	22,876,853
#*Ω	Alfen NV	12,665	169,839
	Allfunds Group PLC	371,525	2,272,471
#	AMG Critical Materials NV	102,504	1,748,684
	Aperam SA	237,788	6,472,082
	Arcadis NV	312,262	21,622,206
#	ArcelorMittal SA (MT US)	803,577	19,784,071
	ASM International NV	82,491	46,071,813
	ASML Holding NV (ASML NA)	126,227	84,967,309
	ASML Holding NV (ASML US)	180,734	121,552,652
	ASR Nederland NV	600,547	28,465,325
#*	Avantium NV	33,230	86,547
Ω	B&S Group SARL	114,363	577,766
#*Ω	Basic-Fit NV	115,920	2,870,329
	BE Semiconductor Industries NV	144,509	15,382,422
#	Brunel International NV	67,170	649,867

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola Europacific Partners PLC	270,395	$20,472,821
	Corbion NV	311,136	7,801,114
Ω	CTP NV	162,927	2,725,498
	Flow Traders Ltd.	162,291	3,713,249
	ForFarmers NV	178,805	638,115
	Fugro NV	492,014	11,313,183
	HAL Trust	877	108,744
	Heineken NV	232,159	19,040,917
	IMCD NV	209,532	33,313,714
#	ING Groep NV (ING US), Sponsored ADR	17,787	301,489
	ING Groep NV (INGA NA)	2,231,490	37,869,242
*	InPost SA	678,565	13,237,509
	JDE Peet’s NV	188,712	4,260,451
#	Kendrion NV	72,114	851,847
	Koninklijke Ahold Delhaize NV (AD NA)	1,861,947	61,441,116
	Koninklijke BAM Groep NV	1,590,527	7,340,932
	Koninklijke Heijmans NV, CVA	143,047	3,849,505
	Koninklijke KPN NV	14,029,470	54,850,567
*	Koninklijke Philips NV (PHG US)	1,176,496	30,824,195
	Koninklijke Vopak NV	327,100	15,078,879
	Nedap NV	22,758	1,363,361
	NN Group NV	833,029	40,895,269
#*	NX Filtration NV	3,533	19,028
#	OCI NV	347,967	4,236,529
#*	Pharming Group NV	1,538,543	1,287,134
#	PostNL NV	629,533	757,163
	Prosus NV (PRX NA)	778,407	32,824,920
	Randstad NV	347,803	16,036,304
	SBM Offshore NV	886,185	16,221,382
*	SIF Holding NV	9,744	145,975
Ω	Signify NV	426,479	10,442,184
#	Sligro Food Group NV	95,837	1,196,120
	TKH Group NV, CVA	212,947	8,664,684
#*	TomTom NV	136,199	743,949
	Universal Music Group NV	494,829	12,452,952
	Van Lanschot Kempen NV, CVA	105,539	4,823,982
	Wolters Kluwer NV	456,840	76,787,301

TOTAL NETHERLANDS			1,023,992,404

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	639,581	2,419,316
#	Air New Zealand Ltd.	6,435,747	1,983,208

		Shares	Value»
NEW ZEALAND — (Continued)
	Arvida Group Ltd.	1,502,860	$1,527,041
	Auckland International Airport Ltd.	787,876	3,437,928
#	Channel Infrastructure NZ Ltd.	1,112,254	1,174,337
	Chorus Ltd. (CHRYY US), ADR	10,086	263,749
#	Chorus Ltd. (CNU NZ)	2,050,462	10,725,116
	Comvita Ltd.	26,297	17,960
	Contact Energy Ltd.	1,159,909	5,956,357
	EBOS Group Ltd.	176,312	3,844,232
*	Eroad Ltd.	50,575	27,727
#	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,492,782
	Fletcher Building Ltd. (FBU AU)	133,936	238,432
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	5,227,590
	Fonterra Co-Operative Group Ltd.	205,491	604,988
	Freightways Group Ltd.	651,817	4,086,311
	Genesis Energy Ltd.	1,791,777	2,283,843
*	Gentrack Group Ltd.	111,983	669,458
#	Hallenstein Glasson Holdings Ltd.	164,912	743,310
#	Heartland Group Holdings Ltd.	3,027,241	1,838,665
	Infratil Ltd.	520,668	3,908,900
#	Investore Property Ltd.	533,047	391,957
#*	KMD Brands Ltd.	3,036,504	792,873
#	Mainfreight Ltd.	97,515	4,178,426
	Manawa Energy Ltd.	153,523	504,133
	Mercury NZ Ltd.	438,052	1,724,210
	Meridian Energy Ltd.	157,182	558,211
#	Napier Port Holdings Ltd.	15,243	20,710
#	NZME Ltd. (NZM AU)	1,016,313	652,563
#	NZX Ltd.	1,142,921	924,566
*	Oceania Healthcare Ltd.	2,402,530	1,117,430
#*	PGG Wrightson Ltd.	15,190	16,156
	Port of Tauranga Ltd.	394,422	1,401,355
*	Rakon Ltd.	220,288	93,594
#*	Restaurant Brands New Zealand Ltd.	111,871	228,278
*	Ryman Healthcare Ltd.	1,011,127	2,993,353
	Sanford Ltd.	282,603	641,758
	Scales Corp. Ltd.	391,940	938,214
*	Serko Ltd.	66,043	137,734

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Skellerup Holdings Ltd.	697,270	$2,043,424
	SKY Network Television Ltd.	803,075	1,314,300
	SKYCITY Entertainment Group Ltd.	3,087,184	2,527,440
	Spark New Zealand Ltd.	2,078,386	3,605,971
#	Steel & Tube Holdings Ltd.	731,601	397,590
	Summerset Group Holdings Ltd.	1,094,268	8,080,567
#	Tourism Holdings Ltd.	660,820	759,124
#	TOWER Ltd.	1,302,985	1,048,359
#	Turners Automotive Group Ltd.	14,381	38,815
	Vector Ltd.	288,765	661,244
#*	Vista Group International Ltd.	335,878	576,228
#	Warehouse Group Ltd.	451,457	277,640

TOTAL NEW ZEALAND			97,117,473

NORWAY — (0.7%)
	2020 Bulkers Ltd.	63,205	757,575
	ABG Sundal Collier Holding ASA	1,577,802	984,876
	AF Gruppen ASA	102,508	1,225,126
#*	Agilyx ASA	16,735	54,824
*	Akastor ASA	532,765	625,013
	Aker ASA, Class A	16,274	850,923
*	Aker BioMarine ASA	2,119	9,727
	Aker BP ASA	567,338	12,139,701
	Aker Solutions ASA	656,573	3,111,062
	AMSC ASA	262,793	685,220
*	Archer Ltd.	84,102	180,815
*	ArcticZymes Technologies ASA	45,019	72,522
	Atea ASA	305,892	3,930,726
	Austevoll Seafood ASA	300,232	2,605,764
*Ω	AutoStore Holdings Ltd.	160,654	148,557
#Ω	Avance Gas Holding Ltd.	102,889	968,953
	Awilco LNG AS	67,683	37,679
#*	Axactor ASA	668,230	225,358
	B2 Impact ASA	892,479	774,895
	Bakkafrost P	21,909	1,321,234
	Belships ASA	472,736	763,258
#*	Bluenord ASA	37,049	1,806,347
	Bonheur ASA	106,404	2,681,929
	Borr Drilling Ltd.	443,861	1,859,778

		Shares	Value»
NORWAY — (Continued)
	Borregaard ASA	317,660	$5,638,406
	Bouvet ASA	202,156	1,245,749
Ω	BW LPG Ltd.	508,241	6,554,877
	BW Offshore Ltd.	560,390	1,522,808
*	Cadeler AS (CADLR NO)	128,116	860,757
*	Cadeler AS (CDLR US), ADR	6,566	176,560
	Carasent ASA	2,705	4,732
#*	Cavendish Hydrogen ASA	37,943	39,438
*	Cloudberry Clean Energy ASA	405,947	446,729
*Ω	Crayon Group Holding ASA	83,293	824,956
	DNB Bank ASA	682,028	14,133,645
	DNO ASA	2,722,224	2,667,831
*	DOF Group ASA	142,788	1,140,087
*Ω	Elkem ASA	833,792	1,363,123
*	Elliptic Laboratories ASA	49,251	47,695
Ω	Elmera Group ASA	257,489	790,422
	Elopak ASA	210,303	855,370
*	Ensurge Micropower ASA	442,001	38,845
*Ω	Entra ASA	52,679	562,375
	Equinor ASA	1,320,048	31,367,239
Ω	Europris ASA	626,923	3,868,407
	FLEX LNG Ltd. (FLNG NO)	68,867	1,692,123
*	FLEX LNG Ltd. (FLNG US)	4,831	118,360
	Frontline PLC	271,218	5,244,213
*	Gentoo Media, Inc.	112,692	256,032
#	Gjensidige Forsikring ASA	29,624	535,783
	Golar LNG Ltd.	19,800	717,948
	Golden Ocean Group Ltd.	299,018	3,234,557
#	Grieg Seafood ASA	297,425	1,801,937
*	Hexagon Composites ASA	318,507	1,253,393
#*	Hexagon Purus ASA	170,709	107,261
	Hoegh Autoliners ASA	400,551	4,215,493
Ω	Kid ASA	112,190	1,544,040
	Kitron ASA	529,081	1,504,170
Ω	Klaveness Combination Carriers ASA	88,158	681,867
*	Kongsberg Automotive ASA	3,243,194	414,379
	Kongsberg Gruppen ASA	42,972	4,485,898

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Leroy Seafood Group ASA	279,090	$1,286,188
*	LINK Mobility Group Holding ASA	797,615	1,918,469
	Magnora ASA	79,109	162,934
	Medistim ASA	7,789	113,229
*	Morrow Bank ASA	109,423	66,049
#	Mowi ASA	150,940	2,602,192
	MPC Container Ships ASA	1,706,696	3,363,803
Ω	Multiconsult ASA	32,633	568,717
*	Nekkar ASA	104,908	95,636
#*	NEL ASA	1,897,209	733,963
	Norbit ASA	35,361	305,029
#*	Nordic Semiconductor ASA	53,268	529,378
	Norsk Hydro ASA	817,996	5,077,587
Ω	Norske Skog ASA	167,386	344,661
#*	Northern Ocean Ltd.	39,056	26,169
#*	Norwegian Air Shuttle ASA	150,444	145,893
	Odfjell Drilling Ltd.	499,918	2,302,942
	Odfjell SE, Class A	59,941	681,044
	Odfjell Technology Ltd.	102,026	464,729
*	OKEA ASA	151,914	316,593
Ω	Okeanis Eco Tankers Corp.	72,190	1,913,100
	Olav Thon Eiendomsselskap ASA	23,024	470,514
	Orkla ASA	167,306	1,545,664
	Panoro Energy ASA	308,248	748,234
	Pareto Bank ASA	55,950	329,945
	Pexip Holding ASA	166,373	647,193
*	PhotoCure ASA	2,635	12,431
	Protector Forsikring ASA	144,955	3,772,826
	Rana Gruber ASA	114,198	821,338
#*	REC Silicon ASA	256,044	184,589
#	Salmar ASA	33,424	1,699,656
#*	Salmon Evolution ASA	380,665	235,398
*	SATS ASA	228,630	448,109
#*Ω	Scatec ASA	438,224	3,192,974
	Schibsted ASA (SCHA NO), Class A	26,113	882,459
	Schibsted ASA (SCHB NO), Class B	55,194	1,730,977
*	SD Standard ETC PLC	132,941	22,885
*	Sea1 offshore, Inc.	51,334	128,151
	Selvaag Bolig ASA	136,379	407,628
#*Ω	Shelf Drilling Ltd.	567,337	785,610

		Shares	Value»
NORWAY — (Continued)
*	SmartCraft ASA	18,476	$50,065
#	Solstad Maritime Holding AS	40,084	76,523
#*	Solstad Offshore ASA	65,463	204,367
	SpareBank 1 Helgeland	808	10,595
#	Sparebank 1 Oestlandet	24,428	349,602
	SpareBank 1 Sor-Norge ASA	354,103	4,692,159
	Sparebanken More	12,414	100,236
	Sparebanken Sor	740	12,831
	Stolt-Nielsen Ltd.	127,647	3,648,147
	Storebrand ASA	940,744	10,727,570
	Subsea 7 SA	403,951	6,208,662
	Telenor ASA	397,455	4,885,448
	TGS ASA	614,960	5,579,609
#	TOMRA Systems ASA	96,069	1,381,166
	Var Energi ASA	593,287	1,871,152
	Veidekke ASA	452,599	5,170,561
	Wallenius Wilhelmsen ASA	297,461	2,957,463
	Wilh Wilhelmsen Holding ASA, Class A	51,941	1,934,012
*Ω	XXL ASA	44,909	209,169
	Yara International ASA	137,167	4,138,069
#*	Zaptec ASA	62,455	62,166

TOTAL NORWAY			235,133,825

PORTUGAL — (0.3%)
	Altri SGPS SA	381,542	2,063,307
	Banco Comercial Portugues SA, Class R	42,083,820	21,229,068
	Corticeira Amorim SGPS SA	37,878	345,872
	CTT-Correios de Portugal SA	261,986	1,218,915
	EDP Renovaveis SA	429,923	5,827,006
	EDP SA (EDP PL)	2,329,826	9,172,283
	EDP SA (EDPFY US), Sponsored ADR	7,202	282,750
	Galp Energia SGPS SA	1,755,858	30,010,914
#	Ibersol SGPS SA	27,085	216,334
	Jeronimo Martins SGPS SA	360,889	7,001,103
#	Mota-Engil SGPS SA	266,220	742,265
	Navigator Co. SA	1,046,366	4,036,127
	NOS SGPS SA	887,932	3,396,610

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	$2,928,256
	Semapa-Sociedade de Investimento e Gestao	8,021	129,210
	Sonae SGPS SA	4,568,937	4,515,034

TOTAL PORTUGAL			93,115,054

SINGAPORE — (1.1%)
*††	Abterra Ltd.	189,000	0
#*	AEM Holdings Ltd.	973,712	949,328
*	Avarga Ltd.	1,648,100	250,745
	Aztech Global Ltd.	589,100	332,939
	Banyan Tree Holdings Ltd.	733,700	188,452
	Bonvests Holdings Ltd.	51,600	35,822
	Boustead Singapore Ltd.	1,354,246	1,054,101
	BRC Asia Ltd.	9,300	16,520
	Bukit Sembawang Estates Ltd.	678,300	1,856,359
	Bund Center Investment Ltd.	316,000	91,868
	Capitaland India Trust	2,983,221	2,457,255
	CapitaLand Investment Ltd.	3,088,600	6,524,938
	Centurion Corp. Ltd.	950,600	605,892
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	818,408
	China Sunsine Chemical Holdings Ltd.	3,141,100	1,084,673
	City Developments Ltd.	1,485,300	5,821,189
	Civmec Australia Ltd.	327,100	279,217
	ComfortDelGro Corp. Ltd.	5,435,969	6,029,192
#*	COSCO Shipping International Singapore Co. Ltd.	3,731,200	388,005
*	Creative Technology Ltd.	27,000	24,495
#	CSE Global Ltd.	1,624,251	526,471
	DBS Group Holdings Ltd.	1,692,847	49,083,750
*	Del Monte Pacific Ltd.	2,501,782	167,179
#	Delfi Ltd.	731,200	482,946
#	DFI Retail Group Holdings Ltd.	1,048,500	2,488,125

		Shares	Value»
SINGAPORE — (Continued)
	Dyna-Mac Holdings Ltd.	1,475,200	$729,559
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	746,468
	First Resources Ltd.	2,145,100	2,362,255
	Food Empire Holdings Ltd.	1,029,400	793,724
	Frasers Property Ltd.	1,146,900	767,904
#	Frencken Group Ltd.	1,501,400	1,304,899
*	Fu Yu Corp. Ltd.	2,514,200	251,466
*	Gallant Venture Ltd.	2,485,000	148,240
	Genting Singapore Ltd.	7,971,200	5,020,323
#	Geo Energy Resources Ltd.	3,320,700	677,823
	Golden Agri-Resources Ltd.	29,666,569	6,511,818
	GP Industries Ltd.	174,000	64,949
	Grand Venture Technology Ltd.	25,000	10,193
	GSH Corp. Ltd.	52,560	5,771
	GuocoLand Ltd.	1,158,821	1,385,640
	Hafnia Ltd.	576,842	3,395,283
	Haw Par Corp. Ltd.	355,000	2,876,779
	Hiap Hoe Ltd.	128,000	55,385
	Ho Bee Land Ltd.	1,006,200	1,479,161
	Hong Fok Corp. Ltd.	1,684,788	1,071,062
	Hong Leong Asia Ltd.	2,664,100	1,763,096
	Hong Leong Finance Ltd.	127,900	236,212
	Hongkong Land Holdings Ltd.	1,822,500	7,814,129
	Hotel Grand Central Ltd.	183,373	99,702
	Hour Glass Ltd.	709,500	836,155
	Hutchison Port Holdings Trust	20,794,800	3,257,547
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	315,300	1,783,865
	Indofood Agri Resources Ltd.	10,819,700	2,619,850
	InnoTek Ltd.	433,700	157,527
	ISDN Holdings Ltd.	468,878	105,639
#	Jardine Cycle & Carriage Ltd.	325,297	6,810,747
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,677,857	2,870,370
	Keppel Ltd.	1,932,600	9,304,410
	Low Keng Huat Singapore Ltd.	293,000	73,366

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International Ltd.	201,600	$355,326
#	Marco Polo Marine Ltd.	7,705,400	324,975
	Metro Holdings Ltd.	1,879,500	677,122
	Mewah International, Inc.	47,900	9,965
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	266,988
	Netlink NBN Trust	4,104,600	2,775,518
	NSL Ltd.	75,000	42,692
*	Oceanus Group Ltd.	1,015,400	5,475
	Olam Group Ltd.	2,169,575	1,750,077
	OUE Ltd.	1,147,100	900,087
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	24,352,440
#*	Oxley Holdings Ltd.	5,872,996	353,554
	Pan-United Corp. Ltd.	390,200	153,080
#	Propnex Ltd.	599,800	354,267
	PSC Corp. Ltd.	215,900	54,845
	Q&M Dental Group Singapore Ltd.	1,415,140	313,590
	QAF Ltd.	1,141,965	721,948
*	Raffles Education Ltd.	513,027	16,722
	Raffles Medical Group Ltd.	2,469,163	1,643,346
#*	Rex International Holding Ltd.	732,400	61,487
	Riverstone Holdings Ltd.	1,474,800	1,009,716
#	Samudera Shipping Line Ltd.	815,900	486,124
	SATS Ltd.	530,321	1,573,349
	SBS Transit Ltd.	89,600	167,600
#*	Seatrium Ltd.	5,384,591	7,675,254
	Sembcorp Industries Ltd.	2,595,100	9,845,412
	Sheng Siong Group Ltd.	2,739,200	3,292,964
	SHS Holdings Ltd.	842,400	78,643
	SIA Engineering Co. Ltd.	242,700	443,670
	Sinarmas Land Ltd.	4,896,900	1,139,641
	Sing Holdings Ltd.	392,300	103,127
#	Singapore Airlines Ltd.	3,092,700	15,086,528
	Singapore Exchange Ltd.	1,399,400	11,991,441
	Singapore Land Group Ltd.	560,723	750,352
	Singapore Post Ltd.	5,712,616	2,345,192
	Singapore Shipping Corp. Ltd.	143,035	25,308

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Technologies Engineering Ltd.	2,257,000	$7,738,122
	Singapore Telecommunications Ltd.	801,350	1,890,569
	Stamford Land Corp. Ltd.	2,667,176	746,131
	StarHub Ltd.	2,431,810	2,193,242
#	Straits Trading Co. Ltd.	629,718	683,888
#*††	Swiber Holdings Ltd.	1,301,500	0
#	Thomson Medical Group Ltd.	5,667,600	206,017
	Tiong Woon Corp. Holding Ltd.	160,750	63,935
	Tuan Sing Holdings Ltd.	3,626,718	681,279
	UMS Integration Ltd.	2,500,808	1,917,395
	United Overseas Bank Ltd.	1,510,989	36,730,689
	United Overseas Insurance Ltd.	1,900	10,238
	UOB-Kay Hian Holdings Ltd.	1,402,215	1,666,918
	UOL Group Ltd.	1,230,488	4,972,028
	Valuetronics Holdings Ltd.	2,514,360	1,186,624
	Venture Corp. Ltd.	521,600	5,231,550
	Vicom Ltd.	9,600	9,668
	Wee Hur Holdings Ltd.	917,300	288,619
	Wilmar International Ltd.	3,270,000	7,893,010
	Wing Tai Holdings Ltd.	2,132,624	2,160,071
	Yangzijiang Shipbuilding Holdings Ltd.	7,417,700	14,411,072
	Yeo Hiap Seng Ltd.	64,554	27,916

TOTAL SINGAPORE			330,805,992

SPAIN — (2.4%)
	Acciona SA	88,160	11,313,595
	Acerinox SA	738,861	6,770,260
	ACS Actividades de Construccion y Servicios SA	768,699	36,863,286
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	1,039,113
Ω	Aena SME SA	89,799	19,901,261
	Alantra Partners SA	2,662	23,463

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Almirall SA	243,228	$2,375,446
	Amadeus IT Group SA	603,233	43,730,325
#*	Amper SA	1,495,840	184,337
	Atresmedia Corp. de Medios de Comunicacion SA	356,510	1,690,442
*	Audax Renovables SA	75,792	144,442
	Azkoyen SA	55,415	379,726
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	64,677,044
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,966,312	19,525,478
	Banco de Sabadell SA	20,339,535	39,669,892
	Banco Santander SA (SAN SM)	11,550,342	56,427,929
	Banco Santander SA (SAN US), Sponsored ADR	93,721	455,484
	Bankinter SA	3,101,692	25,304,869
#	CaixaBank SA	6,774,643	41,283,038
Ω	Cellnex Telecom SA	315,873	11,600,675
	CIE Automotive SA	228,491	6,131,248
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	3,382,687
	Corp. ACCIONA Energias Renovables SA	92,358	1,911,961
*	Distribuidora Internacional de Alimentacion SA	35,346,869	481,530
#*	Duro Felguera SA	57,344	22,692
	Ebro Foods SA	177,872	3,177,139
*	eDreams ODIGEO SA	102,679	724,667
	Elecnor SA	103,773	2,317,985
	Enagas SA	689,419	9,779,619
#*	Ence Energia y Celulosa SA	475,928	1,488,633
	Endesa SA	621,334	13,409,046
	Ercros SA	552,483	2,181,797
	Faes Farma SA	1,136,759	4,365,993
#	Ferrovial SE	380,578	15,273,669
	Fluidra SA	150,763	4,074,937
Ω	Gestamp Automocion SA	756,968	2,223,053
Ω	Global Dominion Access SA	381,949	1,082,914

		Shares	Value»
SPAIN — (Continued)
#*	Grifols SA	148,821	$1,670,553
	Grupo Catalana Occidente SA	140,839	5,774,106
	Grupo Empresarial San Jose SA	77,918	385,056
	Iberdrola SA	2,113,290	31,391,935
	Iberpapel Gestion SA (IBG SM)	7,706	157,118
	Indra Sistemas SA	583,697	10,290,277
#	Industria de Diseno Textil SA	873,477	49,800,981
	Laboratorios Farmaceuticos Rovi SA	115,662	9,825,491
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	666,372	842,584
	Logista Integral SA	315,807	9,675,559
	Mapfre SA	3,959,364	11,318,277
	Melia Hotels International SA	359,462	2,675,543
	Miquel y Costas & Miquel SA	137,551	1,832,188
	Naturgy Energy Group SA	191,332	4,763,939
Ω	Neinor Homes SA	79,415	1,303,447
#*	Obrascon Huarte Lain SA	1,464,877	440,510
*	Oryzon Genomics SA	17,553	31,398
	Pharma Mar SA	11,766	906,326
	Prim SA	7,030	75,079
#*	Promotora de Informaciones SA, Class A	739,421	276,963
Ω	Prosegur Cash SA	530,415	310,102
	Realia Business SA	722,094	757,118
	Redeia Corp. SA	769,817	14,253,668
	Repsol SA (REP SM)	3,125,645	39,127,972
	Repsol SA (REPYY US), Sponsored ADR	74,826	939,808
	Sacyr SA	1,679,684	5,593,387
*	Solaria Energia y Medio Ambiente SA	217,213	2,278,355
#*	Soltec Power Holdings SA	5,663	9,844
#*Ω	Talgo SA	183,992	698,218
*	Tecnicas Reunidas SA	69,958	846,147
#	Telefonica SA (TEF SM)	13,714,675	64,358,181

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA (TEF US), Sponsored ADR	220,307	$1,020,021
#	Tubacex SA	456,505	1,598,128
#*	Tubos Reunidos SA	28,836	16,606
Ω	Unicaja Banco SA	3,920,205	4,928,092
	Vidrala SA	73,137	7,908,321
	Viscofan SA	174,597	11,676,431
	Vocento SA	126,195	91,803

TOTAL SPAIN			755,239,207

SWEDEN — (2.8%)
	AAK AB	206,270	5,921,333
Ω	AcadeMedia AB	389,603	2,396,592
	AddLife AB, Class B	319,115	4,055,292
	Addnode Group AB	316,018	3,170,550
	AddTech AB, Class B	358,034	9,968,113
	AFRY AB	313,675	4,719,684
	Alfa Laval AB	196,506	8,699,264
Ω	Alimak Group AB	154,649	1,772,693
	Alleima AB	500,742	3,059,898
	Alligo AB, Class B	116,445	1,378,193
Ω	Ambea AB	379,406	3,251,374
*	Annehem Fastigheter AB, Class B	332,016	568,650
#	AQ Group AB	156,164	1,976,671
	Arise AB	108,021	414,922
	Arjo AB, Class B	850,128	2,803,972
	Assa Abloy AB, Class B	324,022	10,149,253
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	33,709,186
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	16,935,087
	Atrium Ljungberg AB, Class B	115,534	2,317,680
Ω	Attendo AB	491,899	2,191,404
	Avanza Bank Holding AB	331,218	6,899,247
	Axfood AB	223,360	4,986,877
	Balco Group AB	13,631	56,826
	Beijer Alma AB	148,925	2,399,390
#	Beijer Ref AB	210,000	3,163,357
	Bergman & Beving AB	131,120	3,691,647
	Betsson AB, Class B	689,732	9,184,465
#*	Better Collective AS	100,558	1,321,386
*	BHG Group AB	244,808	409,526
	Bilia AB, Class A	368,992	4,350,405
	Billerud Aktiebolag	761,813	6,764,217
	BioGaia AB, Class B	255,995	2,537,981
	Biotage AB	89,927	1,350,602

		Shares	Value»
SWEDEN — (Continued)
	Bjorn Borg AB	94,604	$505,739
	Boliden AB	530,095	16,583,564
*	Bonava AB, Class B	1,055,063	921,882
*Ω	Boozt AB	31,308	350,052
Ω	Bravida Holding AB	276,246	2,050,790
	BTS Group AB, Class B	400	11,144
	Bufab AB	122,954	4,411,832
	Bulten AB	78,358	509,942
	Bure Equity AB	287,877	10,310,605
	Byggmax Group AB	271,745	1,139,946
#*	Camurus AB	60,522	3,403,405
*	Castellum AB	361,326	4,524,783
	Catella AB	125,475	353,421
	Catena AB	83,708	3,837,036
#*	Catena Media PLC	239,675	120,108
*	Cavotec SA	3,925	6,666
	Cellavision AB	28,598	625,274
#	Cibus Nordic Real Estate AB publ	59,028	953,200
#*	Cint Group AB	231,603	277,370
	Clas Ohlson AB, Class B	233,515	3,867,622
	Cloetta AB, Class B	1,072,098	2,695,186
Ω	Coor Service Management Holding AB	256,570	902,172
#	Corem Property Group AB (COREB SS), Class B	1,910,054	1,289,939
	Corem Property Group AB (CORED SS), Class D	5,282	124,689
*	C-RAD AB, Class B	5,681	15,792
	CTT Systems AB	8,413	190,643
	Dios Fastigheter AB	285,540	2,129,762
Ω	Dometic Group AB	916,537	4,977,175
*Ω	Dustin Group AB	1,064,529	756,918
*	Dynavox Group AB	38,482	223,074
	Eastnine AB	392,771	1,688,056
#	Elanders AB, Class B	23,386	213,636
*	Electrolux AB, Class B	283,147	2,376,355
	Electrolux Professional AB, Class B	675,670	4,657,995
#	Elekta AB, Class B	781,562	4,708,195
*Ω	Eltel AB	80,003	55,494
*	Embracer Group AB	757,658	2,190,796
*	Enea AB	70,527	672,255
#	Engcon AB	36,239	420,533
	Eolus Vind AB, Class B	5,761	25,298
	Ependion AB	18,004	174,668

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Epiroc AB (EPIA SS), Class A	489,587	$9,561,778
	Epiroc AB (EPIB SS), Class B	292,831	5,044,607
	Essity AB (ESSITYA SS), Class A	26,698	750,539
	Essity AB (ESSITYB SS), Class B	400,503	11,317,714
Ω	Evolution AB	114,319	10,808,497
	Ework Group AB	35,343	467,240
	Fabege AB	311,394	2,483,315
	Fagerhult Group AB	182,369	1,029,544
#*	Fastighets AB Balder, Class B	678,942	5,281,850
*	Fastighets AB Trianon	18,381	38,367
*	Fastighetsbolaget Emilshus AB, Class B	9,174	38,214
#	FastPartner AB (FPARA SS), Class A	71,498	476,622
	Fenix Outdoor International AG	9,035	507,497
*	Ferronordic AB	4,364	23,597
	Fortnox AB	929,117	5,672,502
	G5 Entertainment AB	17,553	152,795
	Getinge AB, Class B	288,036	5,095,546
*	GiG Software PLC, SDR	112,692	47,596
	Granges AB	538,929	6,367,479
*Ω	Green Landscaping Group AB	9,902	72,328
#	H & M Hennes & Mauritz AB, Class B	551,754	8,225,157
#	Hanza AB	97,222	634,059
	Heba Fastighets AB, Class B	80,635	248,146
	Hemnet Group AB	240,499	7,580,222
	Hexagon AB, Class B	814,118	7,611,287
*	Hexatronic Group AB	340,486	1,394,600
	Hexpol AB	711,767	6,768,225
	HMS Networks AB	107,767	4,009,749
*Ω	Hoist Finance AB	252,896	2,257,076
	Holmen AB (HOLMB SS), Class B	141,050	5,574,016
	Hufvudstaden AB, Class A	156,396	1,848,447
*	Humana AB	84,152	300,197
	Husqvarna AB (HUSQA SS), Class A	64,995	420,248

		Shares	Value»
SWEDEN — (Continued)
#	Husqvarna AB (HUSQB SS), Class B	834,732	$5,390,911
	Indutrade AB	370,294	10,075,978
	Instalco AB	748,386	2,280,762
*	International Petroleum Corp. (IPCO CN)	23,432	266,573
#*	International Petroleum Corp. (IPCO SS)	414,659	4,699,601
#*	Intrum AB	1,507	4,885
	INVISIO AB	40,217	1,016,928
	Inwido AB	383,286	6,956,843
	ITAB Shop Concept AB	23,230	56,644
	JM AB	271,307	4,597,962
*	John Mattson Fastighetsforetagen AB	33,590	207,347
	Kabe Group AB, Class B	1,643	49,255
*	Karnov Group AB	155,881	1,168,634
#*	K-fast Holding AB	131,873	271,565
*	Klarabo Sverige AB, Class B	6,305	12,263
	KNOW IT AB	129,927	1,636,879
	Lagercrantz Group AB, Class B	631,476	12,366,797
	Lifco AB, Class B	132,131	3,942,512
	Lime Technologies AB	21,137	651,407
	Lindab International AB	315,548	6,615,375
	Loomis AB	367,201	11,504,089
*	Maha Energy AB	5,355	3,065
*	Medcap AB	22,083	1,128,878
	Medicover AB, Class B	148,690	2,564,625
	MEKO AB	200,974	2,702,926
	Micro Systemation AB, Class B	45,756	219,446
*	Modern Times Group MTG AB, Class B	387,383	2,763,649
	Momentum Group AB	127,119	2,146,679
Ω	Munters Group AB	264,149	4,279,099
	Mycronic AB	183,704	7,156,625
	NCAB Group AB	583,941	3,600,755
	NCC AB, Class B	413,256	6,151,195
	Nederman Holding AB	21,329	454,015
*	Net Insight AB, Class B	808,180	598,872

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	New Wave Group AB, Class B	479,115	$5,092,561
	Nibe Industrier AB, Class B	445,753	2,161,252
	Nilorngruppen AB, Class B	13,985	91,251
*	Nivika Fastigheter AB, Class B	6,750	26,397
*	Nobia AB	2,537,587	1,192,068
	Nolato AB, Class B	813,243	4,272,244
	Nordic Paper Holding AB	131,262	611,069
	Nordic Waterproofing Holding AB	76,509	1,246,136
	Nordnet AB publ	273,288	5,686,512
*	Norion Bank AB	260,502	1,015,829
*	Norva24 Group AB	37,350	109,612
*	Note AB	11,284	145,250
	NP3 Fastigheter AB	73,395	1,711,634
	Nyfosa AB	464,000	4,693,941
	OEM International AB, Class B	236,638	2,765,918
#*	Orron Energy AB	425,373	285,443
*	Ovzon AB	67,958	78,167
	Pandox AB	302,606	5,261,813
	Peab AB, Class B	849,010	6,471,582
	Platzer Fastigheter Holding AB, Class B	76,641	648,519
	Prevas AB, Class B	24,929	259,327
*	Pricer AB, Class B	611,644	691,427
	Proact IT Group AB	140,884	1,805,886
	Ratos AB, Class B	1,004,647	3,210,923
	RaySearch Laboratories AB	131,837	1,879,678
	Rejlers AB	9,832	140,761
	Rottneros AB	395,433	362,706
	Rvrc Holding AB	162,838	709,302
#	Saab AB, Class B	71,753	1,473,720
	Sagax AB (SAGAA SS), Class A	758	18,101
	Sagax AB (SAGAB SS), Class B	164,479	3,963,756
	Sandvik AB	709,625	13,967,967
	Scandi Standard AB	255,955	1,951,850
*Ω	Scandic Hotels Group AB	724,329	4,680,370
*	Sdiptech AB, Class B	73,132	1,651,387
#	Sectra AB, Class B	303,136	8,073,584
	Securitas AB, Class B	846,191	9,954,492
*	Sedana Medical AB	108,158	119,363
*	Sensys Gatso Group AB	35,488	204,903
*Ω	Sinch AB	2,525,726	7,542,523

		Shares	Value»
SWEDEN — (Continued)
	SinterCast AB	725	$7,823
*	Sivers Semiconductors AB	463,046	169,892
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	21,438,904
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	208,096
	Skanska AB, Class B	581,598	11,840,203
	SKF AB (SKFA SS), Class A	44,341	839,777
	SKF AB (SKFB SS), Class B	557,621	10,576,915
	SkiStar AB	206,381	3,178,259
	Softronic AB, Class B	28,644	63,442
	Solid Forsakring AB	56,354	455,597
	SSAB AB (SSABA SS), Class A	388,283	1,868,199
	SSAB AB (SSABAH FH), Class A	89,315	429,224
#	SSAB AB (SSABB SS), Class B	901,312	4,251,651
	SSAB AB (SSABBH FH), Class B	505,629	2,393,742
*	Stendorren Fastigheter AB	20,612	384,741
*	Stillfront Group AB	1,722,497	1,198,172
	Storskogen Group AB, Class B	1,415,443	1,174,998
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	479,036
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	10,093,106
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	10,779,250
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	383,228
	Sweco AB, Class B	426,371	7,207,454
#	Swedbank AB, Class A	692,195	14,044,998
*	Swedish Orphan Biovitrum AB	160,282	5,000,502
	Synsam AB	103,936	472,124
	Systemair AB	226,796	1,734,772

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Tele2 AB, Class B	1,282,468	$13,457,175
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	85,661	718,659
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,736,202	39,708,826
#	Telia Co. AB	5,401,056	15,708,047
	Tethys Oil AB	193,575	1,032,033
*	TF Bank AB	18,977	558,851
Ω	Thule Group AB	139,985	4,685,622
	Trelleborg AB, Class B	288,337	9,591,567
	Troax Group AB	131,934	2,681,079
#	Truecaller AB, Class B	592,004	2,649,327
	VBG Group AB, Class B	39,421	1,142,457
#*	Viaplay Group AB	170,328	13,108
	Vitec Software Group AB, Class B	79,319	3,457,238
	Vitrolife AB	169,356	3,767,695
	Volati AB	52,232	483,922
	Volvo AB (VOLVA SS), Class A	313,529	8,226,678
	Volvo AB (VOLVB SS), Class B	2,374,296	61,842,849
#*	Volvo Car AB, Class B	1,100,654	2,378,202
#	Wallenstam AB, Class B	551,705	2,609,401
	Wihlborgs Fastigheter AB	637,411	6,700,372
	XANO Industri AB, Class B	19,406	123,082

TOTAL SWEDEN			869,920,363

SWITZERLAND — (7.8%)
	ABB Ltd.	1,147,832	63,786,286
	Accelleron Industries
	AG (ACLN SW)	362,880	19,456,659
	Adecco Group AG	502,380	15,715,306
	Alcon, Inc. (ALC SW)	410,004	37,660,001
#	Alcon, Inc. (ALC US)	332,251	30,550,443
	Allreal Holding AG	86,380	15,369,532
	ALSO Holding AG	30,812	8,195,004
*	ams-OSRAM AG	331,240	3,210,784
	APG SGA SA	4,201	959,062
*	Arbonia AG	250,748	3,530,273
*	Aryzta AG	4,924,919	8,709,553
	Ascom Holding AG	131,181	730,556

		Shares	Value»
SWITZERLAND — (Continued)
	Autoneum Holding AG	14,565	$1,951,619
	Avolta AG	180,058	7,158,831
	Baloise Holding AG	199,991	38,274,138
	Banque Cantonale de Geneve	4,912	1,452,833
	Banque Cantonale Vaudoise	148,708	14,818,318
	Barry Callebaut AG	12,811	22,469,043
*	Basilea Pharmaceutica Ag Allschwil	20,372	1,011,130
	Belimo Holding AG	17,504	11,595,216
	Bell Food Group AG	10,390	3,185,432
#	Bellevue Group AG	37,774	641,387
	Berner Kantonalbank AG	13,673	3,685,360
	BKW AG	51,778	9,097,391
	Bossard Holding AG, Class A	35,392	8,503,640
	Bucher Industries AG	37,549	14,624,555
	Burckhardt Compression Holding AG	11,872	8,728,066
	Burkhalter Holding AG	20,144	2,069,607
	Bystronic AG	6,050	2,310,132
#	Calida Holding AG	1,521	45,852
	Carlo Gavazzi Holding AG	1,409	337,500
	Cembra Money Bank AG	141,182	12,713,909
	Chocoladefabriken Lindt & Spruengli AG	91	10,598,700
*	Cicor Technologies Ltd.	9,793	594,646
	Cie Financiere Richemont SA, Class A	366,231	53,323,367
	Cie Financiere Tradition SA	5,238	916,478
	Clariant AG	1,049,031	14,578,996
	Coltene Holding AG	11,040	683,054
	Comet Holding AG	20,212	6,705,575
	COSMO Pharmaceuticals NV	16,124	1,248,107
	CPH Group AG	211	17,007
	Daetwyler Holding AG	25,104	4,228,147
	DKSH Holding AG	158,783	11,343,474
*	DocMorris AG	2,969	116,716
	dormakaba Holding AG	13,958	10,643,418

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	DSM-Firmenich AG	186,419	$22,106,161
	EFG International AG	562,030	7,680,417
	Emmi AG	9,210	8,753,655
	EMS-Chemie Holding AG	3,159	2,429,459
#	Feintool International Holding AG	29,056	547,923
	Flughafen Zurich AG	106,450	25,094,801
	Forbo Holding AG	4,415	4,340,477
	Fundamenta Real Estate AG	4,346	79,929
Ω	Galenica AG	231,420	20,141,020
#*	GAM Holding AG	565,368	83,722
	Geberit AG	72,553	45,453,598
	Georg Fischer AG	374,190	27,151,142
	Givaudan SA	4,713	22,374,724
	Gurit Holding AG, Class BR	16,941	372,073
	Helvetia Holding AG	213,705	36,097,140
	Hiag Immobilien Holding AG	6,354	605,551
	Holcim AG (HOLN FP)	170,271	16,775,703
	Holcim AG (HOLN SW)	628,649	61,733,754
	Huber & Suhner AG	87,248	8,257,698
	Implenia AG	51,747	1,829,051
*	Ina Invest AG	16,758	385,204
	Inficon Holding AG	8,200	9,824,851
	Interroll Holding AG	2,119	5,572,502
	Intershop Holding AG	18,993	2,671,576
	Investis Holding SA	6,553	835,047
	Julius Baer Group Ltd.	481,122	29,334,761
	Jungfraubahn Holding AG	11,063	2,108,049
	Kardex Holding AG	21,021	6,412,658
#	Komax Holding AG	17,709	2,251,411
#*	Kudelski SA	172,373	281,262
	Kuehne & Nagel International AG	91,566	22,858,432
	Landis & Gyr Group AG	103,355	8,325,742
	LEM Holding SA	2,364	3,151,813
	Liechtensteinische Landesbank AG	46,137	3,766,716
#	Logitech International SA (LOGI US)	63,140	5,158,538
	Logitech International SA (LOGN SW)	123,141	10,083,000
	Lonza Group AG	75,578	46,505,260
	Luzerner Kantonalbank AG	55,160	4,076,397
Ω	Medacta Group SA	15,344	2,040,633

		Shares	Value»
SWITZERLAND — (Continued)
Ω	Medmix AG	89,242	$1,024,280
	Meier Tobler Group AG	19,650	651,179
	Metall Zug AG, Class B	958	1,337,836
	Mikron Holding AG	52,323	908,638
	Mobilezone Holding AG	167,487	2,672,101
	Mobimo Holding AG	44,159	13,683,633
*Ω	Montana Aerospace AG	1,046	18,475
	Naturenergie Holding AG	17,137	716,461
	Nestle SA	2,330,257	220,192,054
	Novartis AG (NOVN SW)	119,002	12,912,461
#	Novartis AG (NVS US), Sponsored ADR	2,448,400	265,406,560
	Novavest Real Estate AG	1,797	70,957
	OC Oerlikon Corp. AG Pfaffikon	923,952	4,230,637
*	Orascom Development Holding AG	65,164	285,794
	Orell Fuessli AG	613	54,685
	Orior AG	25,850	1,284,836
	Partners Group Holding AG	42,682	58,723,115
#*	Peach Property Group AG	1,098	10,427
	Phoenix Mecano AG	1,820	930,056
	Plazza AG, Class A	2,787	1,055,002
	PSP Swiss Property AG	143,815	20,423,147
	Rieter Holding AG	12,545	1,328,122
	Roche Holding AG (RO SW)	29,069	9,879,461
	Roche Holding AG (ROG SW)	607,318	188,209,924
	Romande Energie Holding SA	15,476	829,664
	Sandoz Group AG (SDZ SW)	693,330	31,607,693
	Sandoz Group AG (SDZNY US), ADR	324,425	14,797,033
*	Santhera Pharmaceuticals Holding AG	4,616	46,406
	Schindler Holding AG	45,653	13,015,315
	Schweiter Technologies AG	4,280	1,954,939
*Ω	Sensirion Holding AG	20,019	1,459,508

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	SFS Group AG	83,309	$11,920,580
	SGS SA	338,990	35,887,764
	Siegfried Holding AG	22,153	28,937,215
#	SIG Group AG	966,179	20,850,295
	Sika AG	77,337	21,539,679
	SKAN Group AG	10,933	977,997
	Softwareone Holding AG	252,517	2,281,692
	Sonova Holding AG	56,409	20,642,169
	St. Galler Kantonalbank AG	11,578	5,645,760
	Stadler Rail AG	96,927	2,769,354
	StarragTornos Group AG	2,262	104,889
	Straumann Holding AG	65,624	8,651,825
	Sulzer AG	108,989	16,802,156
	Swatch Group AG (UHR SW)	61,152	12,548,574
	Swatch Group AG (UHRN SW)	113,212	4,587,018
	Swiss Life Holding AG	51,237	41,722,269
	Swiss Prime Site AG	360,529	39,110,774
	Swiss Re AG	526,787	67,264,019
	Swisscom AG	56,873	34,651,641
	Swissquote Group Holding SA	55,101	18,743,700
	Temenos AG	156,887	10,866,804
	Thurgauer Kantonalbank	1,440	208,422
	TX Group AG	11,468	1,968,485
	u-blox Holding AG	33,921	2,595,981
#*	UBS Group AG (UBS US)	757,484	23,239,625
	UBS Group AG (UBSG SW)	1,737,119	53,134,972
	Valiant Holding AG	84,566	9,855,835
	Varia U.S. Properties AG	3,801	141,921
Ω	VAT Group AG	46,876	19,518,879
	Vaudoise Assurances Holding SA	4,301	2,293,318
	Vetropack Holding AG	40,832	1,353,615
	Vontobel Holding AG	153,475	9,991,489
	VP Bank AG, Class A	15,365	1,296,745
	VZ Holding AG	43,161	6,964,675
*	V-ZUG Holding AG	6,362	399,270
	Walliser Kantonalbank	3,138	410,542
#	Warteck Invest AG	347	695,630
	Ypsomed Holding AG	11,203	4,968,975
	Zehnder Group AG	47,747	2,666,430

		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	466	$1,022,336
	Zuger Kantonalbank	230	2,192,076
	Zurich Insurance Group AG	107,485	63,373,666

TOTAL SWITZERLAND			2,449,616,413

UNITED KINGDOM — (12.3%)
	3i Group PLC	1,347,294	55,249,457
	4imprint Group PLC	103,434	6,813,264
	abrdn PLC	4,749,911	8,092,233
*	Accesso Technology Group PLC	7,732	51,056
*	Accsys Technologies PLC	6,992	4,355
	Admiral Group PLC	482,358	15,961,489
	Advanced Medical Solutions Group PLC	138,403	406,600
	AG Barr PLC	297,204	2,391,896
Ω	Airtel Africa PLC	3,878,871	5,097,229
	AJ Bell PLC	1,008,312	5,791,657
Ω	Alfa Financial Software Holdings PLC	416,528	1,148,317
#*	Alliance Pharma PLC	1,698,769	985,481
*	Alphawave IP Group PLC	14,487	20,790
	Anglo American PLC	1,381,914	42,839,911
	Anglo-Eastern Plantations PLC	35,032	300,362
	Antofagasta PLC	314,471	7,024,203
*	AO World PLC	315,863	441,070
*	Argentex Group PLC	39,824	16,399
	Ashmore Group PLC	1,398,879	3,825,930
	Ashtead Group PLC	726,910	54,378,449
	Ashtead Technology Holdings PLC	23,057	163,639
#*	ASOS PLC	121,670	558,383
	Associated British Foods PLC	484,861	13,935,736
#*Ω	Aston Martin Lagonda Global Holdings PLC	169,952	250,706
	AstraZeneca PLC (AZN LN)	241,813	34,408,439
	AstraZeneca PLC (AZN US), Sponsored ADR	1,637,723	116,523,991
	Atalaya Mining PLC	63,337	299,800
*	Auction Technology Group PLC	40,032	232,475

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Auto Trader Group PLC	1,604,440	$17,323,926
	Aviva PLC	3,331,479	19,523,474
	Avon Technologies PLC	83,263	1,320,316
	B&M European Value Retail SA	3,186,242	15,940,746
	Babcock International Group PLC	2,773,113	16,895,781
	BAE Systems PLC	893,626	14,402,849
Ω	Bakkavor Group PLC	776,499	1,505,645
	Balfour Beatty PLC	2,021,799	11,555,104
	Bank of Georgia Group PLC	237,307	12,759,462
	Barclays PLC (BARC LN)	8,137,027	24,944,090
#	Barclays PLC (BCS US), Sponsored ADR	896,402	11,124,349
	Barratt Redrow PLC	5,352,718	30,840,153
	Beazley PLC	2,504,726	24,416,741
	Begbies Traynor Group PLC	84,944	101,312
	Bellway PLC	540,371	19,733,679
	Berkeley Group Holdings PLC	256,343	14,628,178
	Bloomsbury Publishing PLC	272,633	2,382,749
	Bodycote PLC	871,789	6,192,351
#*	boohoo Group PLC	1,788,396	680,651
	BP PLC (BP LN)	10,974,429	53,673,953
	BP PLC (BP US), Sponsored ADR	3,417,541	100,339,004
	Braemar PLC	71,897	222,013
	Breedon Group PLC	399,672	2,267,485
Ω	Bridgepoint Group PLC	68,260	276,135
	British American Tobacco PLC (BATS LN)	1,548,201	54,139,203
	British American Tobacco PLC (BTI US), Sponsored ADR	94,612	3,309,528
	Britvic PLC	1,444,331	23,832,475
#	Brooks Macdonald Group PLC	4,885	106,113
	BT Group PLC	24,178,337	43,172,569
	Bunzl PLC	234,872	10,340,138
	Burberry Group PLC	256,573	2,608,035
	Burford Capital Ltd.	642,194	8,646,314
	Bytes Technology Group PLC (BYIT LN)	942,205	5,486,934

		Shares	Value»
UNITED KINGDOM — (Continued)
	C&C Group PLC	1,712,752	$3,251,334
#*	Capita PLC	936,936	228,250
	Capital Ltd.	157,962	176,467
	Capricorn Energy PLC	545,251	1,493,565
	Card Factory PLC	1,570,338	1,706,981
*	Carnival PLC (CCL LN)	55,429	1,106,927
*	Carnival PLC (CUK US), ADR	6,307	126,140
	Carr’s Group PLC	71,804	100,608
	Castings PLC	62,771	219,860
	Centamin PLC	5,886,659	12,076,978
	Centaur Media PLC	126,418	38,246
	Central Asia Metals PLC	561,700	1,268,419
	Centrica PLC	19,666,433	29,770,660
	Chemring Group PLC	807,172	3,723,188
	Chesnara PLC	593,623	1,932,127
	Clarkson PLC	86,620	3,940,802
*	Close Brothers Group PLC	891,336	2,626,136
Ω	CMC Markets PLC	479,654	1,890,815
	Coats Group PLC	2,965,002	3,638,604
	Coca-Cola HBC AG	225,918	7,905,565
	Cohort PLC	4,387	50,214
	Compass Group PLC	1,127,082	36,603,580
	Computacenter PLC	370,800	10,433,400
	Conduit Holdings Ltd.	24,435	162,014
Ω	ConvaTec Group PLC	2,508,798	6,920,348
	Costain Group PLC	909,233	1,227,089
	Cranswick PLC	180,391	11,817,383
	Crest Nicholson Holdings PLC	1,230,629	2,684,343
	Croda International PLC	13,711	657,895
*	Currys PLC	9,580,159	10,202,757
	CVS Group PLC	197,459	2,422,856
	DCC PLC	297,569	18,825,425
*	De La Rue PLC	531,995	676,888
	DFS Furniture PLC	633,331	1,075,155
#	Diageo PLC (DEO US), Sponsored ADR	218,848	27,172,168
	Diageo PLC (DGE LN)	485,905	15,005,605
#*	Dialight PLC	31,395	55,826
	Diploma PLC	170,443	9,369,885
	Direct Line Insurance Group PLC	5,094,959	10,773,386
	DiscoverIE Group PLC	188,017	1,605,700
#	Diversified Energy Co. PLC (DEC LN)	36,210	437,171

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Domino’s Pizza Group PLC	1,272,536	$4,939,476
	dotdigital group PLC	567,790	652,854
	Dowlais Group PLC	3,540,183	2,240,882
	Dr. Martens PLC	293,475	206,867
	Drax Group PLC	1,827,637	14,721,732
	DS Smith PLC	5,257,370	36,962,750
	Dunelm Group PLC	559,440	8,016,540
††	Dyson Group PLC	3,999	164
	easyJet PLC	866,636	5,710,852
	Ecora Resources PLC	1,670,397	1,341,891
*	EKF Diagnostics Holdings PLC	38,270	13,807
	Elementis PLC	2,009,097	3,468,718
	Energean PLC	532,680	6,872,614
*	EnQuest PLC	8,505,619	1,343,824
	Entain PLC	738,181	7,099,455
	Epwin Group PLC	9,451	12,913
	Essentra PLC	1,044,207	2,002,754
*††	Evraz PLC	1,444,631	0
	Experian PLC	805,423	39,309,317
	FDM Group Holdings PLC	199,523	909,164
	Firstgroup PLC	3,226,391	5,555,278
#*	Flutter Entertainment PLC	93,709	21,921,481
	Foresight Group Holdings Ltd.	102,422	613,667
Ω	Forterra PLC	651,428	1,613,750
	Foxtons Group PLC	817,147	620,132
*	Frasers Group PLC	665,127	6,577,842
	Fresnillo PLC	129,357	1,230,923
	Fuller Smith & Turner PLC, Class A	120,526	1,104,553
#*	Fund Technologies PLC	14,112	317,435
*Ω	Funding Circle Holdings PLC	65,068	109,748
	Future PLC	124,099	1,405,104
	Galliford Try Holdings PLC	477,687	2,388,781
	Games Workshop Group PLC	128,575	19,874,899
*	Gaming Realms PLC	130,589	63,894
	Gamma Communications PLC	172,824	3,530,850
	GB Group PLC	250,983	1,100,656
*	Genel Energy PLC	787,975	801,390
	Genuit Group PLC	1,001,006	6,052,130
*	Georgia Capital PLC	189,316	2,476,135
	Glencore PLC	7,371,710	38,661,956

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Gooch & Housego PLC	23,082	$142,018
	Goodwin PLC	896	79,728
	Grafton Group PLC, CDI	690,808	8,935,218
	Grainger PLC	2,753,289	8,089,953
*	Greencore Group PLC	1,921,421	5,167,310
	Greggs PLC	541,348	19,193,108
	GSK PLC (GSK LN)	2,561,499	46,257,024
#	GSK PLC (GSK US), Sponsored ADR	665,109	24,449,422
	Gulf Keystone Petroleum Ltd.	1,500,877	2,499,383
*	Gulf Marine Services PLC	321,392	71,648
*Ω	Gym Group PLC	478,207	950,703
	H&T Group PLC	17,925	85,579
	Haleon PLC (HLN LN)	3,876,822	18,632,270
	Halfords Group PLC	837,098	1,803,203
	Halma PLC	222,842	7,118,842
	Harbour Energy PLC	2,224,176	7,913,801
	Hargreaves Lansdown PLC	1,208,514	16,960,074
	Hargreaves Services PLC	29,274	206,616
	Harworth Group PLC	141,070	323,299
	Hays PLC	5,997,817	5,980,423
	Headlam Group PLC	227,984	384,627
	Helical PLC	1,462,448	3,764,300
*	Helios Towers PLC	1,650,020	2,250,660
	Henry Boot PLC	368,414	1,082,108
	Hikma Pharmaceuticals PLC	388,035	9,293,354
	Hill & Smith PLC	280,040	7,324,436
	Hilton Food Group PLC	192,855	2,237,308
	Hiscox Ltd.	1,226,594	17,054,841
*	Hochschild Mining PLC	1,350,126	3,987,670
	Hollywood Bowl Group PLC	540,756	2,273,419
*Ω	Hostelworld Group PLC	135,705	222,556
	Howden Joinery Group PLC	2,111,292	22,971,080
	HSBC Holdings PLC (HSBA LN)	1,656,655	15,204,813
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,452,162	113,118,233
	Hunting PLC	1,214,299	4,691,364

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	I3 Energy PLC	448,970	$74,002
Ω	Ibstock PLC	1,302,386	3,373,448
#	IDOX PLC	178,554	137,997
	IG Group Holdings PLC	1,443,408	16,701,147
	IMI PLC	1,060,808	22,594,437
	Impax Asset Management Group PLC	139,488	633,723
	Imperial Brands PLC	1,665,881	50,273,021
	Inchcape PLC	1,874,167	17,334,519
*	Indivior PLC	421,274	3,736,688
	Informa PLC	1,611,612	16,836,286
	IntegraFin Holdings PLC	804,172	3,797,310
	InterContinental Hotels Group PLC (IHG LN)	102,390	11,293,314
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	7,813,994
	Intermediate Capital Group PLC	582,036	15,461,434
*	International Consolidated Airlines Group SA	937,841	2,554,489
*	International Distribution Services PLC	3,603,207	15,679,110
	International Personal Finance PLC	1,429,666	2,456,815
	International Workplace Group PLC	3,470,530	7,172,748
	Intertek Group PLC	284,702	17,091,100
	Investec PLC	2,030,543	15,633,896
#	iomart Group PLC	74,425	82,799
*	IP Group PLC	3,422,479	2,033,966
#*	IQE PLC	987,434	151,986
	Ithaca Energy PLC	7,394	9,706
	ITV PLC	9,283,153	8,840,436
*	J D Wetherspoon PLC	488,120	3,871,853
	J Sainsbury PLC	5,959,262	20,516,516
*	James Fisher & Sons PLC	191,714	840,244
#	James Halstead PLC	83,071	208,830
	JD Sports Fashion PLC	5,790,094	9,284,336
	JET2 PLC	172,775	3,211,106
*	John Wood Group PLC	4,289,083	7,008,626
	Johnson Matthey PLC	355,432	6,839,481

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Service Group PLC	757,933	$1,460,213
	Jupiter Fund Management PLC	2,098,164	2,186,173
#*Ω	Just Eat Takeaway.com NV (JET LN)	119,982	1,371,132
*Ω	Just Eat Takeaway.com NV (TKWY NA)	6,519	74,499
	Just Group PLC	5,134,352	8,856,751
	Kainos Group PLC	236,638	2,292,053
	Keller Group PLC	557,441	11,683,800
	Kier Group PLC	1,804,272	3,338,226
	Kingfisher PLC	6,359,558	24,050,596
	Kitwave Group PLC	90,454	370,315
	Knights Group Holdings PLC	59,372	95,362
	Lancashire Holdings Ltd.	981,933	7,966,120
	Learning Technologies Group PLC	68,849	80,196
	Legal & General Group PLC	7,877,170	22,094,550
	Liontrust Asset Management PLC	81,637	512,076
	Lloyds Banking Group PLC (LLOY LN)	70,821,302	48,611,771
	Lloyds Banking Group PLC (LYG US), ADR	335,403	922,358
	London Investment Group PLC	17,231	84,926
	London Stock Exchange Group PLC	89,656	12,151,652
	LSL Property Services PLC	135,084	525,599
Ω	Luceco PLC	214,166	365,947
	M&C Saatchi PLC	33,950	90,077
	M&G PLC	5,775,534	14,469,145
	Macfarlane Group PLC	248,152	357,945
	Man Group PLC	5,379,360	13,766,830
	Marks & Spencer Group PLC	9,324,447	45,241,238
	Marshalls PLC	731,815	3,199,390
*	Marston’s PLC	3,761,389	1,854,984
*	McBride PLC	901,155	1,286,984
	Me Group International PLC	1,183,140	3,245,766
	Mears Group PLC	825,160	3,619,264
	Melrose Industries PLC	2,816,132	17,247,102

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Metro Bank Holdings PLC	28,970	$29,258
	Midwich Group PLC	25,282	92,352
*	Mitchells & Butlers PLC	2,019,180	6,528,876
	Mitie Group PLC	5,748,755	8,623,911
	MJ Gleeson PLC	124,636	974,910
*	Mobico Group PLC	1,971,857	1,764,054
	Mondi PLC	1,122,616	18,178,757
	MONY Group PLC	3,077,693	7,453,708
*	Moonpig Group PLC	212,685	687,773
	Morgan Advanced Materials PLC	1,339,735	4,155,662
	Morgan Sindall Group PLC	225,117	10,876,069
	Mortgage Advice Bureau Holdings Ltd.	11,402	116,174
*	Motorpoint group PLC	52,579	96,303
	MP Evans Group PLC	26,387	313,788
#*	N Brown Group PLC	39,454	19,955
#*	Naked Wines PLC	84,053	61,157
	National Grid PLC (NG LN)	898,153	11,277,343
#	National Grid PLC (NGG US), Sponsored ADR	265,504	16,883,431
	NatWest Group PLC (NWG LN)	7,244,887	34,328,099
#	NatWest Group PLC (NWG US), Sponsored ADR	868,765	8,305,393
	NCC Group PLC	443,678	882,873
	Next 15 Group PLC	163,792	851,382
	Next PLC	204,305	25,847,559
#*	Nexxen International Ltd. (NEXN LN)	4,362	17,077
*	Nexxen International Ltd. (NEXN US), ADR	19,617	154,974
	Ninety One PLC	1,547,167	3,312,153
	Norcros PLC	138,482	488,726
*	Ocado Group PLC	775,317	3,492,168
Ω	On the Beach Group PLC	293,916	548,879
	OSB Group PLC	1,837,819	8,319,031
	Oxford Instruments PLC	195,814	5,473,880
*	Oxford Nanopore Technologies PLC	41,721	72,712
	Pagegroup PLC	1,710,209	7,887,348
	Pan African Resources PLC	6,370,024	2,967,822

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Pantheon Resources PLC	83,985	$22,866
	Paragon Banking Group PLC	1,296,338	11,391,052
	PayPoint PLC	215,691	2,139,572
#	Pearson PLC (PSO US), Sponsored ADR	567,634	8,287,456
	Pearson PLC (PSON LN)	575,355	8,448,702
	Pennon Group PLC	712,595	4,996,402
*	Pensana PLC	40,400	11,311
	Persimmon PLC	933,652	17,693,895
*	Petra Diamonds Ltd.	52,064	23,930
	Pets at Home Group PLC	1,305,295	4,981,991
	Pharos Energy PLC	1,985,137	557,649
	Phoenix Group Holdings PLC	1,194,569	7,588,686
*	Phoenix Spree Deutschland Ltd.	26,200	61,419
	Pinewood Technologies Group PLC	281,494	1,203,901
*	Playtech PLC	805,012	7,533,870
	Plus500 Ltd.	348,340	10,506,243
	Polar Capital Holdings PLC	314,353	1,933,142
	Porvair PLC	11,959	103,541
	PPHE Hotel Group Ltd.	32,501	525,528
	Premier Foods PLC	4,562,728	11,042,296
	Prudential PLC (PRU LN)	1,203,112	10,015,725
#	Prudential PLC (PUK US), ADR	344,958	5,719,404
#*	PureTech Health PLC (PRTC LN)	245,633	484,851
*	PureTech Health PLC (PRTC US), ADR	137	2,836
	PZ Cussons PLC	532,674	555,790
	QinetiQ Group PLC	1,817,942	10,731,302
Ω	Quilter PLC	5,020,504	9,337,875
*	Rank Group PLC	739,195	835,048
	Rathbones Group PLC	182,317	3,919,502
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,611,149	3,120,925
	Reckitt Benckiser Group PLC	778,514	47,227,808
	Record PLC	180,715	142,978
	RELX PLC (REL LN)	596,581	27,359,019

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	RELX PLC (RELX US), Sponsored ADR	366,786	$16,952,845
	RELX PLC (REN NA)	437,454	20,212,080
	Renew Holdings PLC	113,340	1,598,758
	Renewi PLC	493,412	3,865,388
	Renishaw PLC	18,127	734,115
*	Renold PLC	105,020	69,423
	Rentokil Initial PLC	1,170,699	5,871,960
	RHI Magnesita NV	8,424	348,815
	Ricardo PLC	130,371	702,563
	Rightmove PLC	2,557,301	19,472,725
	Rio Tinto PLC (RIO LN)	515,369	33,307,274
	Rio Tinto PLC (RIO US), Sponsored ADR	287,356	18,646,531
*	RM PLC	1,461	1,491
	Robert Walters PLC	191,734	924,523
*	Rockhopper Exploration PLC	174,882	29,526
*	Rolls-Royce Holdings PLC	8,379,400	57,821,192
	Rotork PLC	2,550,163	9,896,187
	RS Group PLC	1,026,735	9,204,999
	RWS Holdings PLC	723,800	1,383,775
	S&U PLC	5,532	119,722
#*	S4 Capital PLC	442,489	212,830
Ω	Sabre Insurance Group PLC	337,168	592,385
*	Saga PLC	623,622	901,716
	Sage Group PLC	860,010	10,748,209
*††	Savannah Energy PLC	547,478	77,654
	Savills PLC	633,239	8,776,957
	Schroders PLC	1,487,179	6,589,443
	Secure Trust Bank PLC	12,403	90,738
	Senior PLC	1,303,598	2,207,949
	Serco Group PLC	4,807,795	10,863,259
	Serica Energy PLC	236,615	435,833
	Severfield PLC	841,936	930,427
	Severn Trent PLC	304,341	10,068,270
	Shell PLC (SHEL LN)	1,472,115	49,149,994
	Shell PLC (SHEL US), ADR	4,348,543	293,744,080
*	SIG PLC	2,671,809	791,210
*	Sigmaroc PLC	58,938	59,308
	Sirius Real Estate Ltd.	1,463,388	1,694,726
	Smith & Nephew PLC (SN LN)	474,668	5,901,463

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Smith & Nephew PLC (SNN US), Sponsored ADR	12,095	$303,464
	Smiths Group PLC	411,883	8,127,619
	Smiths News PLC	517,576	379,617
	Softcat PLC	570,660	12,510,955
#*	SolGold PLC	1,067,511	115,071
	Spectris PLC	150,709	4,906,932
	Speedy Hire PLC	2,304,314	982,261
	Spirax Group PLC	62,656	5,229,907
Ω	Spire Healthcare Group PLC	1,339,027	3,716,475
*	Spirent Communications PLC	1,731,946	3,745,720
	SSE PLC	1,097,552	24,940,107
	SSP Group PLC	2,205,922	4,581,972
	St. James’s Place PLC	659,075	6,914,095
	Standard Chartered PLC	3,772,921	43,752,250
	SThree PLC	497,318	2,264,533
	Strix Group PLC	321,064	257,242
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,923	200,484
*	Synthomer PLC	643,415	1,487,609
	Tate & Lyle PLC	1,345,810	12,987,540
	Tatton Asset Management PLC	4,122	36,326
	Taylor Wimpey PLC	10,855,398	20,524,102
	TBC Bank Group PLC	87,272	3,094,820
	Team Internet Group PLC	376,051	633,151
	Telecom Plus PLC	271,797	5,885,350
	Tesco PLC	9,714,835	42,897,530
#*	THG PLC	2,054,667	1,239,409
Ω	TI Fluid Systems PLC	892,254	1,962,406
	Topps Tiles PLC	912,311	497,306
	TP ICAP Group PLC	6,511,152	18,939,175
*Ω	Trainline PLC	343,554	1,707,004
	Travis Perkins PLC	1,248,037	12,995,250
	Treatt PLC	14,173	91,945
	Trifast PLC	656,753	698,095
	TT Electronics PLC	962,679	985,177
*	Tullow Oil PLC	2,723,645	830,235
#	Unilever PLC (UL US), Sponsored ADR	551,057	33,564,882
	Unilever PLC (ULVR LN)	253,281	15,450,663
	Unilever PLC (UNA NA)	796,683	48,646,761

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	United Utilities Group PLC	828,015	$10,927,685
	Vanquis Banking Group PLC	884,149	515,060
	Vertu Motors PLC	1,043,119	909,358
	Vesuvius PLC	1,257,471	5,781,311
*	Victoria PLC	3,486	4,473
	Victorian Plumbing Group PLC	21,312	30,503
	Victrex PLC	186,841	2,053,407
*	Videndum PLC	77,752	282,567
*	Vistry Group PLC	1,148,029	13,491,375
	Vodafone Group PLC (VOD LN)	36,884,384	34,299,370
	Volex PLC	213,565	900,640
	Volution Group PLC	405,026	3,022,213
#	Vp PLC	17,348	131,513
*Ω	Watches of Switzerland Group PLC	555,233	2,918,904
#*	Watkin Jones PLC	462,728	155,330
	Weir Group PLC	346,643	9,335,118
	WH Smith PLC	510,497	8,697,392
	Whitbread PLC	485,000	18,869,847
	Wickes Group PLC	1,468,163	3,041,175
	Wilmington PLC	153,206	787,675
*	Wise PLC, Class A	225,503	2,056,846
	WPP PLC (WPP LN)	430,273	4,522,568
#	WPP PLC (WPP US), Sponsored ADR	139,971	7,347,078
*	Xaar PLC	211,992	234,330
	XPS Pensions Group PLC	107,635	501,120
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	49,198	558,791
	Young & Co.’s Brewery PLC (YNGN LN)	5,711	46,077
	Zigup PLC	1,315,570	5,998,771
	Zotefoams PLC	24,807	115,140

TOTAL UNITED KINGDOM			3,857,104,996

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	173,129	1,118,411
*	Alcoa Corp., CDI	148,485	5,855,765
	Newmont Corp., CDI	14,002	648,833
	Noble Corp. PLC	6,650	213,406

		Shares	Value»
UNITED STATES — (Continued)
	Smurfit WestRock PLC	548,165	$28,230,497

TOTAL UNITED STATES			36,066,912

TOTAL COMMON STOCKS			30,323,158,005

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.912%	114,665	8,437,860
#Ω	Dr. Ing hc F Porsche AG, 3.574%	75,523	5,313,827
	Draegerwerk AG & Co. KGaA, 4.050%	41,380	2,012,211
	Einhell Germany AG, 1.469%	8,606	621,365
	FUCHS SE, 2.601%	267,030	12,462,812
	Henkel AG & Co. KGaA, 2.328%	255,824	22,152,545
	Jungheinrich AG, 2.998%	254,558	6,967,876
	Porsche Automobil Holding SE, 6.732%	351,962	14,621,649
#	Sartorius AG, 0.312%	5,876	1,522,212
	Sixt SE, 6.877%	89,513	5,597,292
	STO SE & Co. KGaA, 4.132%	9,414	1,248,769
	Villeroy & Boch AG, 6.344%	61,622	1,102,027
	Volkswagen AG, 10.228%	402,378	39,055,920

TOTAL GERMANY			121,116,365

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants 07/24/2025	10,752	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	3,088
#*	Panoramic Resources Ltd. Warrants	823,501	3,794

TOTAL AUSTRALIA			6,882

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	$0

ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	2,238,490	0
*	Elica Dir Opz Az Ord Su Az Rights 11/29/2024	93,229	0
*	Reply SpA Rights 11/28/2024	54,111	3
*	Sesa SpA Rights 11/28/2024	23,255	0
#*	Webuild SpA Warrants 08/02/2030	66,474	0

TOTAL ITALY			3

	Shares	Value»
SWITZERLAND — (0.0%)
* GAM Holding AG Rights 11/13/2024	565,368	$69,234

TOTAL RIGHTS/WARRANTS		76,119

TOTAL INVESTMENT SECURITIES (Cost $22,801,144,828)		30,444,350,489

		Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	85,458,165	988,409,132

TOTAL INVESTMENTS — (100.0%) (Cost $23,789,523,108)		$31,432,759,621

As of October 31, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	947	12/20/24	$270,688,617	$271,717,975	$1,029,358

Total Futures Contracts			$270,688,617	$271,717,975	$1,029,358

As of October 31, 2024, the value of Rule 144A securities amounted to $594,332,886 or 1.9% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$79,832,147	$1,931,355,181	$167,381	$2,011,354,709
Austria	—	159,235,126	—	159,235,126
Belgium	6,437,714	345,781,737	—	352,219,451
Canada	3,435,043,019	8,211,307	—	3,443,254,326
China	—	404,444	—	404,444
Denmark	116,974,882	833,024,544	—	949,999,426
Finland	11,755,340	473,320,043	—	485,075,383
France	31,436,973	2,315,737,199	—	2,347,174,172
Gabon	—	34,670	—	34,670
Germany	34,006,386	2,098,855,100	—	2,132,861,486

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	$319,912	$501,639,999	$118,877	$502,078,788
Ireland	—	140,197,221	—	140,197,221
Israel	18,673,823	235,127,077	—	253,800,900
Italy	4,871,095	884,827,060	—	889,698,155
Japan	114,117,792	6,793,539,317	—	6,907,657,109
Netherlands	175,803,600	848,188,804	—	1,023,992,404
New Zealand	263,749	96,853,724	—	97,117,473
Norway	2,872,646	232,261,179	—	235,133,825
Portugal	282,750	92,832,304	—	93,115,054
Singapore	211,788	330,594,204	—	330,805,992
Spain	21,940,791	733,298,416	—	755,239,207
Sweden	314,169	869,606,194	—	869,920,363
Switzerland	339,152,199	2,110,464,214	—	2,449,616,413
United Kingdom	814,811,561	3,042,215,617	77,818	3,857,104,996
United States	28,230,497	7,836,415	—	36,066,912
Preferred Stocks
Germany	—	121,116,365	—	121,116,365
Rights/Warrants
Australia	3,088	—	3,794	6,882
Italy	—	3	—	3
Switzerland	—	69,234	—	69,234
Securities Lending Collateral	—	988,409,132	—	988,409,132

Total Investments in Securities	$5,237,355,921	$26,195,035,830	$367,870<>	$31,432,759,621

Financial Instruments
Assets
Futures Contracts**	1,029,358	—	—	1,029,358

Total Financial Instruments	$1,029,358	—	—	$1,029,358

 ** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.4%)
U.S. Small Cap Portfolio	1,283,765	$61,736,275

INTERNATIONAL EQUITIES — (36.6%)
The Emerging Markets Small Cap Series		11,043,824
The Continental Small Company Series		10,346,393
The Japanese Small Company Series		5,691,752
The United Kingdom Small Company Series		3,157,833
The Canadian Small Company Series		2,890,107
The Asia Pacific Small Company Series		2,579,222

TOTAL INTERNATIONAL EQUITIES		35,709,131

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,863,491)		$97,445,406

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$97,445,406	—	—	$97,445,406

Total Investments in Securities	$97,445,406	—	—	$97,445,406

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.0%)
The Continental Small Company Series		$4,945,389,920
The Japanese Small Company Series		2,748,078,157
The United Kingdom Small Company Series		1,529,085,816
The Canadian Small Company Series		1,376,463,226
The Asia Pacific Small Company Series		1,217,540,952

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,816,558,071

	Shares

TEMPORARY CASH INVESTMENTS — (2.0%)
State Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $239,571,247)¥	239,571,247	239,571,247

TOTAL INVESTMENTS — (100.0%) (Cost $10,170,965,451)		$12,056,129,318

As of October 31, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	808	12/20/24	$237,594,073	$231,835,400	$(5,758,673)

Total Futures Contracts			$237,594,073	$231,835,400	$(5,758,673)

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,816,558,071	—	—	$11,816,558,071
Temporary Cash Investments	239,571,247	—	—	239,571,247

Total Investments in Securities	$12,056,129,318	—	—	$12,056,129,318

Financial Instruments
Liabilities
Futures Contracts**	(5,758,673)	—	—	(5,758,673)

Total Financial Instruments	$(5,758,673)	—	—	$(5,758,673)

 ** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$217,250,211

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$217,250,211

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$153,667,453

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$153,667,453

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$20,982,350

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$20,982,350

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$797,037,671

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$797,037,671

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.5%)
AUSTRALIA — (24.4%)
	Abacus Group	3,678,512	$2,923,424
	Abacus Storage King	4,215,522	3,471,037
	Arena REIT	3,281,047	8,628,097
	Aspen Group Ltd.	1,439,727	2,084,674
#	Australian Unity Office Fund	334,227	264,812
	BWP Trust	4,323,919	9,767,168
	Carindale Property Trust	259,419	794,595
#	Centuria Capital Group	4,137,669	4,997,772
	Centuria Industrial REIT	4,404,449	8,797,452
	Centuria Office REIT	3,681,037	2,884,873
	Charter Hall Group	3,659,213	36,108,417
#	Charter Hall Long Wale REIT	5,021,410	12,791,508
	Charter Hall Retail REIT	4,277,904	9,470,856
	Charter Hall Social Infrastructure REIT	2,665,337	4,543,100
	Cromwell Property Group	13,533,108	3,684,594
	Dexus	8,321,284	39,053,765
#	Dexus Convenience Retail REIT	604,135	1,177,479
	Dexus Industria REIT	2,669,783	4,721,969
	Elanor Commercial Property Fund	54,174	21,532
	Elanor Investor Group	67,755	36,563
	Garda Property Group	323,917	260,559
	GDI Property Group Partnership	6,034,375	2,499,666
	Goodman Group	13,321,826	318,118,429
	GPT Group	14,804,452	45,866,097
	Growthpoint Properties Australia Ltd.	2,172,518	3,758,776
	HealthCo REIT	1,015,532	766,354
	HMC Capital Ltd.	653,219	4,337,879
	HomeCo Daily Needs REIT	11,831,429	9,383,288
	Hotel Property Investments Ltd.	2,105,671	4,866,978
	Ingenia Communities Group	3,041,158	9,591,886
	Mirvac Group	30,607,737	42,787,655
	National Storage REIT	10,204,263	16,788,019

		Shares	Value»
AUSTRALIA — (Continued)
	RAM Essential Services Property Fund	181,978	$78,864
	Region RE Ltd.	9,063,386	13,033,183
	Scentre Group	40,378,053	92,573,400
	Stockland	18,533,702	62,673,955
	Vicinity Ltd.	29,919,208	42,533,734
	Waypoint REIT Ltd.	5,438,601	8,861,042

TOTAL AUSTRALIA			835,003,451

BELGIUM — (3.3%)
	Aedifica SA	368,940	23,817,930
	Ascencio	35,390	1,779,081
#	Care Property Invest NV	296,094	4,020,369
	Cofinimmo SA	292,449	18,465,173
	Home Invest Belgium SA	47,758	885,811
	Montea NV	141,366	10,351,728
#	Nextensa SA	29,939	1,379,928
	Retail Estates NV	121,453	8,198,458
	Shurgard Self Storage Ltd.	53,020	2,270,536
	Vastned Belgium NV	886	29,505
	Warehouses De Pauw CVA	1,395,585	33,213,095
	Wereldhave Belgium Comm VA	41,857	2,165,521
	Xior Student Housing NV	232,497	7,810,803

TOTAL BELGIUM			114,387,938

CANADA — (4.7%)
#	Allied Properties Real Estate Investment Trust	456,553	6,023,542
#	Artis Real Estate Investment Trust	395,316	2,200,380
	Automotive Properties Real Estate Investment Trust	170,020	1,472,648
	Boardwalk Real Estate Investment Trust	180,966	9,396,949
	BSR Real Estate Investment Trust	190,582	2,466,131
#	BTB Real Estate Investment Trust	349,133	887,658
	Canadian Apartment Properties REIT	619,037	20,624,934

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Choice Properties Real Estate Investment Trust	1,218,343	$12,407,878
	Crombie Real Estate Investment Trust	367,910	3,945,054
#	CT Real Estate Investment Trust	396,236	4,334,165
	Dream Industrial Real Estate Investment Trust	995,938	9,456,172
#	Dream Office Real Estate Investment Trust	75,614	1,156,741
	European Residential Real Estate Investment Trust	327,842	720,506
	Firm Capital Property Trust	44,700	187,166
#	First Capital Real Estate Investment Trust	775,693	9,905,427
#	Granite Real Estate Investment Trust	237,811	12,977,254
	H&R Real Estate Investment Trust	990,272	7,517,634
	InterRent Real Estate Investment Trust	532,226	4,353,829
	Killam Apartment Real Estate Investment Trust	410,346	5,511,165
#Ω	Minto Apartment Real Estate Investment Trust	154,371	1,589,888
	Morguard North American Residential Real Estate Investment Trust	179,998	2,361,880
#	Morguard Real Estate Investment Trust	337,356	1,349,569
	Nexus Industrial REIT	247,365	1,460,366
#	NorthWest Healthcare Properties Real Estate Investment Trust	869,498	3,216,084
	Plaza Retail REIT	504,311	1,354,632
	Primaris Real Estate Investment Trust	351,080	3,938,566
	PRO Real Estate Investment Trust	269,882	1,100,966
#	RioCan Real Estate Investment Trust	1,120,399	15,288,958

	Shares	Value»
CANADA — (Continued)
Slate Grocery REIT, Class U	213,458	$2,069,654
# SmartCentres Real Estate Investment Trust	535,715	9,584,272
# True North Commercial Real Estate Investment Trust	58,823	500,630

TOTAL CANADA		159,360,698

CHINA — (0.1%)
China Merchants Commercial Real Estate Investment Trust, Class R	310,000	48,953
Spring Real Estate Investment Trust	5,882,000	1,523,558
# Yuexiu Real Estate Investment Trust	17,859,250	2,384,843

TOTAL CHINA		3,957,354

FRANCE — (6.4%)
Altarea SCA	40,656	4,453,613
ARGAN SA	76,594	5,686,277
Carmila SA	489,893	9,225,220
Covivio Hotels SACA	6,220	128,076
Covivio SA	389,052	22,132,925
Gecina SA	317,570	33,938,082
ICADE	239,281	6,258,625
Klepierre SA	1,496,315	47,839,575
Mercialys SA	657,553	7,758,108
* Societe de la Tour Eiffel	49,135	369,123
Unibail-Rodamco-Westfield (URW AU), CDI	5,963,927	24,225,990
Unibail-Rodamco-Westfield (URW FP)	716,470	58,587,384
* Vitura SA	12,725	77,148

TOTAL FRANCE		220,680,146

GERMANY — (0.2%)
* Deutsche Konsum REIT-AG	11,682	58,282
# Hamborner REIT AG	796,814	5,632,030

TOTAL GERMANY		5,690,312

HONG KONG — (3.3%)
Champion REIT	20,928,012	4,896,311
Fortune Real Estate Investment Trust	13,256,000	6,910,436
Link REIT	20,265,320	94,424,583

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Prosperity REIT	14,029,000	$2,343,049
*	Regal Real Estate Investment Trust	9,834,000	684,942
	SF Real Estate Investment Trust	275,000	108,112
	Sunlight Real Estate Investment Trust	10,649,000	2,558,300

TOTAL HONG KONG			111,925,733

INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	314,357	1,090,866
	Embassy Office Parks REIT	744,964	3,522,049
Ω	Mindspace Business Parks REIT	232,784	1,030,543
	Nexus Select Trust	72,607	123,952

TOTAL INDIA			5,767,410

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	4,447,137	4,234,902

ITALY — (0.0%)
#*	Immobiliare Grande Distribuzione SIIQ SpA	455,893	1,225,778

JAPAN — (19.5%)
	Activia Properties, Inc.	4,960	10,578,206
#*	Advance Logistics Investment Corp.	4,884	3,728,735
	Advance Residence Investment Corp.	10,833	21,769,088
	AEON REIT Investment Corp.	13,059	10,914,097
	Comforia Residential REIT, Inc.	5,407	10,596,413
	CRE Logistics REIT, Inc.	4,465	4,084,481
	Daiwa House REIT Investment Corp.	18,094	27,559,982
#	Daiwa Office Investment Corp.	4,516	8,918,398
	Daiwa Securities Living Investments Corp.	15,215	9,150,949
	ESCON Japan REIT Investment Corp.	2,335	1,778,030
	Frontier Real Estate Investment Corp.	3,916	10,399,067

		Shares	Value»
JAPAN — (Continued)
	Fukuoka REIT Corp.	5,102	$4,759,627
	Global One Real Estate Investment Corp.	7,956	5,125,898
	GLP J-Reit	36,501	32,096,079
#	Hankyu Hanshin REIT, Inc.	4,898	3,876,227
	Health Care & Medical Investment Corp.	2,919	2,093,701
#	Heiwa Real Estate REIT, Inc.	8,241	6,584,371
#	Hoshino Resorts REIT, Inc.	3,936	5,974,894
	Hulic Reit, Inc.	10,198	8,831,411
	Ichigo Hotel REIT Investment Corp.	1,818	1,563,866
#	Ichigo Office REIT Investment Corp.	7,845	4,027,219
	Industrial & Infrastructure Fund Investment Corp.	16,805	12,691,899
	Invincible Investment Corp.	50,764	20,677,129
	Japan Excellent, Inc.	9,337	7,221,030
	Japan Hotel REIT Investment Corp.	36,999	17,060,217
	Japan Logistics Fund, Inc.	6,958	12,466,896
	Japan Metropolitan Fund Invest	55,077	33,804,152
	Japan Prime Realty Investment Corp.	6,668	14,649,827
	Japan Real Estate Investment Corp.	9,935	36,138,074
#	KDX Realty Investment Corp.	32,084	30,520,600
	LaSalle Logiport REIT	14,323	13,629,267
	Marimo Regional Revitalization REIT, Inc.	1,780	1,291,038
#	Mirai Corp.	14,867	3,897,020
	Mitsubishi Estate Logistics REIT Investment Corp.	3,707	8,648,786
	Mitsui Fudosan Logistics Park, Inc.	18,216	12,128,316
	Mori Hills REIT Investment Corp., Class C	12,019	10,003,846
	Mori Trust Reit, Inc.	20,307	8,203,577
	Nippon Accommodations Fund, Inc.	3,929	15,733,827

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nippon Building Fund, Inc.	59,410	$50,958,990
#	Nippon Hotel & Residential Investment Corp.	1,923	890,776
#	Nippon Prologis REIT, Inc.	17,655	28,404,826
	NIPPON REIT Investment Corp.	3,553	7,350,744
	Nomura Real Estate Master Fund, Inc.	31,105	29,363,559
#	NTT UD REIT Investment Corp.	11,688	8,380,321
	One REIT, Inc.	1,933	2,969,008
	Orix JREIT, Inc.	20,863	21,536,500
	Samty Residential Investment Corp.	3,125	1,929,781
	Sankei Real Estate, Inc.	3,583	1,862,119
	Sekisui House Reit, Inc.	32,665	15,531,976
#	SOSiLA Logistics REIT, Inc.	5,379	3,880,301
	Star Asia Investment Corp.	16,253	5,429,744
#	Starts Proceed Investment Corp.	1,935	2,216,346
#	Takara Leben Real Estate Investment Corp.	5,905	3,290,188
	Tokyu REIT, Inc.	7,149	7,257,098
#	Tosei REIT Investment Corp.	2,446	2,024,117
	United Urban Investment Corp.	22,623	20,288,088
	XYMAX REIT Investment Corp.	1,949	1,427,379

TOTAL JAPAN			668,168,101

MALAYSIA — (0.7%)
	Al-’Aqar Healthcare REIT	295,700	95,958
#	Axis Real Estate Investment Trust	9,325,925	3,805,604
	Capitaland Malaysia Trust	12,690,243	2,026,750
	IGB Real Estate Investment Trust	11,108,600	5,265,745
	KIP REIT	55,700	11,813
#	KLCCP Stapled Group	2,295,200	4,180,067
	Pavilion Real Estate Investment Trust	4,069,800	1,426,806

		Shares	Value»
MALAYSIA — (Continued)
	Sunway Real Estate Investment Trust	13,611,100	$5,579,034
#	YTL Hospitality REIT	4,794,900	1,312,159

TOTAL MALAYSIA			23,703,936

MEXICO — (2.4%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	1,976,540
#	Concentradora Fibra Danhos SA de CV	2,612,546	2,811,070
#Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,203,395	1,943,147
Ω	FIBRA Macquarie Mexico	11,627,391	19,309,738
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,449,927	578,971
	Fibra Uno Administracion SA de CV	22,137,336	25,501,167
#	Prologis Property Mexico SA de CV	4,649,999	15,570,101
	TF Administradora Industrial S de Real de CV	8,387,190	15,135,882

TOTAL MEXICO			82,826,616

NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	468,432	11,920,303
	NSI NV	189,087	4,074,084
#	Vastned Retail NV	148,084	3,972,098
	Wereldhave NV	283,065	4,362,657

TOTAL NETHERLANDS			24,329,142

NEW ZEALAND — (1.5%)
	Argosy Property Ltd.	8,890,573	5,759,009
#	Goodman Property Trust	11,036,499	13,911,907
#	Kiwi Property Group Ltd.	16,699,410	9,328,096
	Precinct Properties Group	12,977,947	9,773,665
#	Property for Industry Ltd.	3,314,543	4,327,673
	Stride Property Group	4,414,193	3,654,302
#	Vital Healthcare Property Trust	4,755,270	5,462,663

TOTAL NEW ZEALAND			52,217,315

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.1%)
	AREIT, Inc.	2,121,800	$1,424,329
	DDMP Reit, Inc.	7,381,000	134,571
	MREIT, Inc.	2,601,300	612,613

TOTAL PHILIPPINES			2,171,513

SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	694,736	1,581,544
	Derayah REIT	341,109	567,160
	Jadwa REIT Saudi Fund	319,747	965,737
	Musharaka Real Estate Income Fund	141,296	187,605
	Riyad REIT Fund	489,344	846,618

TOTAL SAUDI ARABIA			4,148,664

SINGAPORE — (10.6%)
	Acrophyte Hospitality Trust	143,100	35,581
	AIMS APAC REIT	5,977,354	5,726,789
	CapitaLand Ascendas REIT	28,837,080	58,438,556
	CapitaLand Ascott Trust	18,961,121	12,937,760
#	CapitaLand China Trust	9,536,700	5,439,407
	CapitaLand Integrated Commercial Trust	43,622,691	66,275,008
#	CDL Hospitality Trusts	8,499,780	5,761,963
	Daiwa House Logistics Trust	253,400	113,238
	Digital Core REIT Management Pte Ltd.	806,500	500,962
#*††	EC World Real Estate Investment Trust	2,427,600	91,920
	ESR-LOGOS REIT	58,570,032	12,389,658
	Far East Hospitality Trust	9,453,821	4,420,758
	First Real Estate Investment Trust	16,410,803	3,303,872
	Frasers Centrepoint Trust	8,633,858	14,567,970
	Frasers Hospitality Trust	245,200	79,830
	Frasers Logistics & Commercial Trust	21,825,332	17,588,590
	IREIT Global	2,687,334	599,765
	Keppel DC REIT	9,902,783	17,057,212
	Keppel Pacific Oak U.S. REIT	6,495,000	1,592,795
	Keppel REIT	17,856,726	12,117,922

		Shares	Value»
SINGAPORE — (Continued)
	Lendlease Global Commercial REIT	13,456,671	$5,825,337
*	Lippo Malls Indonesia Retail Trust	55,201,179	954,953
#	Manulife U.S. Real Estate Investment Trust	13,645,186	1,505,910
	Mapletree Industrial Trust	16,481,158	29,760,291
#	Mapletree Logistics Trust	26,980,447	26,910,508
	Mapletree Pan Asia Commercial Trust	18,392,106	18,063,667
	OUE Real Estate Investment Trust	14,408,854	3,131,975
	Paragon REIT	311,000	205,452
#	Parkway Life Real Estate Investment Trust	3,517,900	10,033,445
#	Prime U.S. REIT	4,020,700	698,468
#	Sabana Industrial Real Estate Investment Trust	7,626,097	2,081,246
	Sasseur Real Estate Investment Trust	4,173,700	2,171,054
	Starhill Global REIT	21,438,726	8,261,564
	Suntec Real Estate Investment Trust	16,321,900	14,650,095
	United Hampshire U.S. REIT	218,477	104,869

TOTAL SINGAPORE			363,398,390

SOUTH AFRICA — (2.2%)
	Attacq Ltd.	4,786,951	3,560,996
	Burstone Group Ltd.	5,179,881	2,760,458
	Emira Property Fund Ltd.	333,953	217,809
#	Equites Property Fund Ltd.	6,406,635	5,114,135
	Fairvest Ltd., Class B	7,014,196	1,856,678
	Growthpoint Properties Ltd.	26,418,643	19,613,530
	Hyprop Investments Ltd.	2,773,377	6,567,345
#	Octodec Investments Ltd.	538,803	367,872
	Redefine Properties Ltd.	52,104,944	14,445,805
	Resilient REIT Ltd.	2,587,847	8,212,053
	SA Corporate Real Estate Ltd.	23,251,157	3,750,222
	Stor-Age Property REIT Ltd.	593,053	508,673

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
SOUTH AFRICA — (Continued)
Vukile Property Fund Ltd.	8,056,516	$8,518,041

TOTAL SOUTH AFRICA		75,493,617

SOUTH KOREA — (0.5%)
D&D Platform REIT Co. Ltd.	13,051	27,188
E KOCREF CR-REIT Co. Ltd.	289,110	920,001
ESR Kendall Square REIT Co. Ltd.	301,174	1,087,597
IGIS Residence REIT Co. Ltd.	152,477	432,857
IGIS Value Plus REIT Co. Ltd.	302,014	1,111,189
JR Global Reit	1,214,234	2,736,988
KB Star Real Estate Investment Trust, Inc.	151,645	460,835
Koramco Life Infra Reit Co. Ltd.	573,067	1,922,491
LOTTE REIT Co. Ltd.	453,471	1,104,419
Mirae Asset Global REIT Co. Ltd.	167,974	346,881
Miraeasset Maps Reit1 Co. Ltd.	69,520	147,975
NH All-One REIT Co. Ltd.	128,282	322,995
Shinhan Alpha REIT Co. Ltd.	765,119	3,206,645
SK REITs Co. Ltd.	616,882	2,069,600

TOTAL SOUTH KOREA		15,897,661

SPAIN — (1.4%)
# Inmobiliaria Colonial Socimi SA	2,109,222	12,783,962
Lar Espana Real Estate Socimi SA	615,296	5,495,662
Merlin Properties Socimi SA	2,624,148	29,281,011

TOTAL SPAIN		47,560,635

TAIWAN — (0.3%)
Cathay No. 1 REIT	10,846,000	5,369,112
Cathay No. 2 REIT	4,142,000	2,069,074
Fubon No. 1 REIT	1,308,000	559,653
Fubon No. 2 REIT	4,032,000	1,508,622

TOTAL TAIWAN		9,506,461

		Shares	Value»
THAILAND — (0.1%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,381,800	$1,072,315
	IMPACT Growth Real Estate Investment Trust	1,732,200	600,585
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	3,412,100	1,041,476

TOTAL THAILAND			2,714,376

TURKEY — (0.6%)
*	Akfen Gayrimenkul
	Yatirim Ortakligi AS	13,751,517	767,392
	AKIS Gayrimenkul Yatirimi AS	9,330,864	1,668,428
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	322,308
	Alarko Gayrimenkul Yatirim Ortakligi AS	968,120	490,759
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,312,056	4,508,673
	Halk Gayrimenkul Yatirim Ortakligi AS	5,505,651	370,189
*	Is Gayrimenkul Yatirim Ortakligi AS	2,661,781	1,322,881
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,676,749	382,517
*	Kuyumcukent Gayrimenkul Yatirimlari AS	668,692	1,380,947
*	Nurol Gayrimenkul Yatirim Ortakligi AS	244,891	50,734
*	Ozak Gayrimenkul Yatirim Ortakligi	3,011,554	817,075
	Panora Gayrimenkul Yatirim Ortakligi	458,450	710,115
*	Pera Yatirim Holding AS	7,022,022	352,119
*	Reysas Gayrimenkul Yatirim Ortakligi AS	4,524,101	1,674,889
*	Servet Gayrimenkul Yatirim Ortakligi AS	130,928	1,046,061
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,547,853	2,149,545
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	10,322,818	548,432

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Yeni Gimat Gayrimenkul Ortakligi AS	958,205	$1,484,829

TOTAL TURKEY			20,047,893

UNITED KINGDOM — (14.1%)
	abrdn Property Income Trust Ltd.	3,810,357	3,004,272
	AEW U.K. REIT PLC	136,073	170,503
	Assura PLC	25,866,821	13,484,952
	Balanced Commercial Property Trust Ltd.	1,015,807	1,255,499
	Big Yellow Group PLC	1,493,257	23,157,656
	British Land Co. PLC	7,450,841	38,341,687
	Capital & Regional PLC	5,731	4,641
	Care Reit PLC	1,997,063	2,233,953
	CLS Holdings PLC	982,702	1,168,581
#	Custodian Property Income REIT PLC	3,157,235	3,181,006
	Derwent London PLC	760,771	21,523,478
	Empiric Student Property PLC	5,507,599	6,710,832
	Great Portland Estates PLC	2,885,465	11,705,738
	Hammerson PLC	3,477,580	12,926,728
	Helical PLC	77,167	198,626
	Land Securities Group PLC	5,569,982	43,260,306
	LondonMetric Property PLC	16,340,125	40,845,340
	NewRiver REIT PLC	4,004,356	4,022,072
	Palace Capital PLC	29,488	85,608
	Picton Property Income Ltd.	1,273,062	1,138,591
	Primary Health Properties PLC	11,073,916	13,651,910
	PRS REIT PLC	2,051,342	2,801,692
#Ω	Regional REIT Ltd.	1,342,575	2,205,492
Ω	Residential Secure Income PLC	220,068	160,709
	Safestore Holdings PLC	1,771,617	18,476,612
	Schroder European Real Estate Investment Trust PLC	57,158	51,636
	Schroder Real Estate Investment Trust Ltd.	4,921,444	3,195,635
	Segro PLC	10,194,779	103,297,377

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Shaftesbury Capital PLC	11,674,320	$20,487,639
	Sirius Real Estate Ltd.	2,870,425	3,324,193
	Supermarket Income REIT PLC	1,237,206	1,131,757
	Target Healthcare REIT PLC	4,985,177	5,864,881
	Town Centre Securities PLC	222	399
Ω	Triple Point Social Housing REIT PLC	727,249	604,346
	Tritax Big Box REIT PLC	17,286,447	31,380,852
	UNITE Group PLC	3,089,626	34,950,027
	Urban Logistics REIT PLC	1,836,842	2,801,406
	Warehouse REIT PLC	907,327	1,009,926
	Workspace Group PLC	1,395,101	10,008,235

	TOTAL UNITED KINGDOM		483,824,793

	UNITED STATES — (0.0%)
	Shinhan Seobu T&D REIT Co. Ltd.	81,790	207,878

	TOTAL COMMON STOCKS		3,338,450,713

	RIGHTS/WARRANTS — (0.0%)

	SINGAPORE — (0.0%)
*	ESR-LOGOS REIT Rights 11/01/2024	2,342,801	0

	SOUTH KOREA — (0.0%)
*	LOTTE REIT Co. Ltd. Rights 11/05/2024	85,853	10,576

	TOTAL RIGHTS/WARRANTS		10,576

	TOTAL INVESTMENT SECURITIES (Cost $3,346,509,852)		3,338,461,289

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	7,358,724	85,111,000

	TOTAL INVESTMENTS — (100.0%) (Cost $3,431,620,852)		$3,423,572,289

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of October 31, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	12/20/24	$46,094,736	$45,334,150	$(760,586)

Total Futures Contracts			$46,094,736	$45,334,150	$(760,586)

As of October 31, 2024, the value of Rule 144A securities amounted to $27,934,729 or 0.8% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Australia	—	$835,003,451	—	$835,003,451
Belgium	—	114,387,938	—	114,387,938
Canada	$159,360,698	—	—	159,360,698
China	—	3,957,354	—	3,957,354
France	—	220,680,146	—	220,680,146
Germany	—	5,690,312	—	5,690,312
Hong Kong	—	111,925,733	—	111,925,733
India	—	5,767,410	—	5,767,410
Ireland	—	4,234,902	—	4,234,902
Italy	—	1,225,778	—	1,225,778
Japan	—	668,168,101	—	668,168,101
Malaysia	—	23,703,936	—	23,703,936
Mexico	82,826,616	—	—	82,826,616
Netherlands	—	24,329,142	—	24,329,142
New Zealand	—	52,217,315	—	52,217,315
Philippines	—	2,171,513	—	2,171,513
Saudi Arabia	—	4,148,664	—	4,148,664
Singapore	—	363,306,470	$91,920	363,398,390
South Africa	—	75,493,617	—	75,493,617
South Korea	—	15,897,661	—	15,897,661
Spain	—	47,560,635	—	47,560,635
Taiwan	—	9,506,461	—	9,506,461
Thailand	—	2,714,376	—	2,714,376
Turkey	—	20,047,893	—	20,047,893
United Kingdom	—	483,824,793	—	483,824,793
United States	—	207,878	—	207,878
Rights/Warrants
South Korea	—	10,576	—	10,576
Securities Lending Collateral	—	85,111,000	—	85,111,000

Total Investments in Securities	$242,187,314	$3,181,293,055	$91,920<>	$3,423,572,289

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Financial Instruments
Liabilities
Futures Contracts**	$ (760,586)	—	—	$ (760,586)

Total Financial Instruments	$ (760,586)	—	—	$ (760,586)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value†
COMMON STOCKS — (73.1%)
UNITED STATES — (73.1%)
Acadia Realty Trust	440,700	$10,792,743
Agree Realty Corp.	435,697	32,350,502
Alexander’s, Inc.	8,949	2,031,691
Alexandria Real Estate Equities, Inc.	743,704	82,960,181
Alpine Income Property Trust, Inc.	48,160	844,245
American Assets Trust, Inc.	247,456	6,668,939
American Homes 4 Rent, Class A	1,420,620	50,062,649
American Tower Corp.	1,866,047	398,475,676
Americold Realty Trust, Inc.	1,206,692	30,987,851
* Apartment Investment & Management Co., Class A	631,345	5,328,552
Apple Hospitality REIT, Inc.	1,009,838	14,915,307
AvalonBay Communities, Inc.	610,418	135,274,733
Bluerock Homes Trust, Inc.	14,660	213,162
Braemar Hotels & Resorts, Inc.	258,414	739,064
Brandywine Realty Trust	843,680	4,277,458
Brixmor Property Group, Inc.	1,307,967	35,249,711
Broadstone Net Lease, Inc.	815,181	14,339,034
BRT Apartments Corp.	44,217	717,642
BXP, Inc.	644,782	51,943,638
Camden Property Trust	484,050	56,048,149
CareTrust REIT, Inc.	646,977	21,136,739
CBL & Associates Properties, Inc.	15,536	410,927
Centerspace	69,096	4,813,227
Chatham Lodging Trust	235,073	1,857,077
City Office REIT, Inc.	207,861	1,064,248
Clipper Realty, Inc.	22,642	148,984
Community Healthcare Trust, Inc.	125,546	2,355,243
COPT Defense Properties	486,007	15,649,425
Cousins Properties, Inc.	672,702	20,604,862
Crown Castle, Inc.	1,694,798	182,173,837

		Shares	Value†
UNITED STATES — (Continued)
	CTO Realty Growth, Inc.	102,885	$1,990,825
	CubeSmart	972,242	46,512,057
*	Curbline Properties Corp.	407,782	9,228,107
	DiamondRock Hospitality Co.	939,152	8,048,533
	Digital Realty Trust, Inc.	1,353,023	241,149,289
#	Diversified Healthcare Trust	740,349	2,643,046
#	Douglas Emmett, Inc.	750,018	13,342,820
#	Easterly Government Properties, Inc.	429,135	5,819,071
	EastGroup Properties, Inc.	209,941	35,958,694
	Elme Communities	378,834	6,390,930
	Empire State Realty Trust, Inc., Class A	595,667	6,314,070
#	EPR Properties	326,384	14,808,042
	Equinix, Inc.	369,533	335,565,527
*	Equity Commonwealth	277,457	5,490,874
	Equity LifeStyle Properties, Inc.	768,338	53,875,861
	Equity Residential	1,602,298	112,753,710
	Essential Properties Realty Trust, Inc.	764,237	24,218,671
	Essex Property Trust, Inc.	277,441	78,754,402
	Extra Space Storage, Inc.	929,204	151,739,047
	Federal Realty Investment Trust	322,659	35,763,524
	First Industrial Realty Trust, Inc.	567,474	29,786,710
	Four Corners Property Trust, Inc.	397,792	10,963,148
	Franklin Street Properties Corp., Class C	380,388	673,287
	Gaming & Leisure Properties, Inc.	1,259,153	63,196,889
#	Getty Realty Corp.	223,675	7,021,158
	Gladstone Commercial Corp.	165,876	2,611,718
	Global Medical REIT, Inc.	306,210	2,783,449
#	Global Net Lease, Inc.	852,363	6,639,904
	Healthcare Realty Trust, Inc.	1,622,152	27,868,571

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
	Healthpeak Properties, Inc.	3,029,482	$68,011,875
#	Highwoods Properties, Inc.	460,885	15,458,083
	Host Hotels & Resorts, Inc.	3,023,000	52,116,520
#	Hudson Pacific Properties, Inc.	627,531	2,710,934
#	Independence Realty Trust, Inc.	968,287	18,997,791
	Industrial Logistics Properties Trust	260,457	920,716
#	Innovative Industrial Properties, Inc.	87,674	11,326,604
	InvenTrust Properties Corp.	207,024	6,096,857
	Invitation Homes, Inc.	2,717,137	85,345,273
#	Iron Mountain, Inc.	1,131,621	140,015,466
	JBG SMITH Properties	394,865	6,712,705
	Kilroy Realty Corp.	480,368	19,320,401
	Kimco Realty Corp.	2,890,950	68,573,337
	Kite Realty Group Trust	949,060	24,362,370
	Lamar Advertising Co., Class A	382,202	50,450,664
	LTC Properties, Inc.	192,240	7,343,568
	LXP Industrial Trust	1,288,488	12,163,327
	Macerich Co.	938,421	17,548,473
#	Medical Properties Trust, Inc.	2,560,777	11,856,398
	Mid-America Apartment Communities, Inc.	499,076	75,530,162
	Modiv Industrial, Inc.	2,982	50,455
#	National Health Investors, Inc.	194,225	14,887,346
#	National Storage Affiliates Trust	274,807	11,583,115
#	NET Lease Office Properties	62,162	1,867,346
#	NETSTREIT Corp.	325,666	5,047,823
	NexPoint Residential Trust, Inc.	107,510	4,477,791
	NNN REIT, Inc.	827,288	35,937,391
#	Office Properties Income Trust	231,988	368,861
#	Omega Healthcare Investors, Inc.	1,075,853	45,691,477
	One Liberty Properties, Inc.	79,124	2,112,611
	Orion Office REIT, Inc.	254,717	950,094
	Outfront Media, Inc.	601,754	10,687,151
	Paramount Group, Inc.	732,191	3,551,126

		Shares	Value†
UNITED STATES — (Continued)
	Park Hotels & Resorts, Inc.	952,536	$13,230,725
	Peakstone Realty Trust	903	11,847
#	Pebblebrook Hotel Trust	529,020	6,337,660
	Phillips Edison & Co., Inc.	333,269	12,600,901
	Piedmont Office Realty Trust, Inc., Class A	590,392	5,868,496
	Plymouth Industrial REIT, Inc.	162,681	3,305,678
	Postal Realty Trust, Inc., Class A	88,299	1,284,750
	Prologis, Inc.	4,100,576	463,119,053
	Public Storage	606,409	199,544,946
	Realty Income Corp.	3,402,840	202,026,602
	Regency Centers Corp.	800,133	57,161,502
	Retail Opportunity Investments Corp.	546,314	8,467,867
#	Rexford Industrial Realty, Inc.	966,928	41,471,542
	RLJ Lodging Trust	713,385	6,313,457
	Ryman Hospitality Properties, Inc.	241,773	25,881,800
	Sabra Health Care REIT, Inc.	1,027,077	19,925,294
	Saul Centers, Inc.	54,542	2,134,774
	SBA Communications Corp.	412,658	94,692,631
#	Service Properties Trust	818,781	2,620,099
	Simon Property Group, Inc.	1,249,043	211,238,152
	SITE Centers Corp.	203,891	3,252,061
#	SL Green Realty Corp.	289,497	21,888,868
	STAG Industrial, Inc.	784,115	29,231,807
	Summit Hotel Properties, Inc.	524,509	3,209,995
	Sun Communities, Inc.	532,210	70,613,623
	Sunstone Hotel Investors, Inc.	857,665	8,653,840
#	Tanger, Inc.	410,530	13,641,912
	Terreno Realty Corp.	415,756	24,924,572
	UDR, Inc.	1,337,672	56,436,382
	UMH Properties, Inc.	321,009	5,986,818
	Uniti Group, Inc.	960,039	4,867,398
	Universal Health Realty Income Trust	58,455	2,312,480
	Urban Edge Properties	528,734	11,759,044
	Ventas, Inc.	1,753,019	114,805,214
	Veris Residential, Inc.	345,531	5,690,896

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
	VICI Properties, Inc.	4,772,428	$151,572,313
#	Vornado Realty Trust	696,466	28,840,657
	Welltower, Inc.	2,304,870	310,880,866
	Whitestone REIT	222,491	3,065,926
	WP Carey, Inc.	941,521	52,461,550
	Xenia Hotels & Resorts, Inc.	446,064	6,320,727

TOTAL UNITED STATES			5,666,076,266

AFFILIATED INVESTMENT COMPANIES — (24.3%)

UNITED STATES — (24.3%)
	Investment in DFA International Real Estate Securities Portfolio	502,764,682	1,880,339,913

TOTAL INVESTMENT SECURITIES (Cost $6,670,967,365)			7,546,416,179

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	17,742,845	$205,213,741

TOTAL INVESTMENTS — (100.0%) (Cost $6,876,179,683)			$7,751,629,920

As of October 31, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	157	12/20/24	$45,388,139	$45,047,225	$(340,914)

Total Futures Contracts			$45,388,139	$45,047,225	$(340,914)

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,666,076,266	—	—	$5,666,076,266
Affiliated Investment Company	1,880,339,913	—	—	1,880,339,913
Securities Lending Collateral	—	$205,213,741	—	205,213,741

Total Investments in Securities	$7,546,416,179	$205,213,741	—	$7,751,629,920

Financial Instruments
Liabilities
Futures Contracts**	(340,914)	—	—	(340,914)

Total Financial Instruments	$(340,914)	—	—	$(340,914)

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (6.5%)
	Acrow Ltd.	116	$81
#	Adairs Ltd.	1,054,805	1,837,510
*	Ainsworth Game Technology Ltd.	814,002	387,307
#*	Alkane Resources Ltd.	3,604,898	1,343,158
*	Alliance Aviation Services Ltd.	74,296	131,989
	Amotiv Ltd.	896,242	6,238,011
	AMP Ltd.	3,641,552	3,401,731
	Ansell Ltd.	1,390,338	28,272,172
#	ARN Media Ltd.	1,105,243	536,508
*	Aurelia Metals Ltd.	2,437,636	296,480
*	Austal Ltd.	5,017,092	10,833,025
#*	Australian Agricultural Co. Ltd.	1,876,560	1,735,157
#*	Australian Vintage Ltd.	612,478	58,011
#	Auswide Bank Ltd.	12,705	35,220
*	AVJennings Ltd.	1,640,643	356,315
#	Bank of Queensland Ltd.	7,093,792	30,342,335
#	Bapcor Ltd.	845,366	2,532,980
*	BCI Minerals Ltd.	1,659,957	343,865
	Beach Energy Ltd.	26,126,860	21,399,432
	Bega Cheese Ltd.	25,002	84,269
	Bell Financial Group Ltd.	49,868	41,555
#	Brickworks Ltd.	1,038,186	18,443,421
††	Calima Energy Ltd.	397,425	1,831
	Capral Ltd.	28,874	181,180
#	Cedar Woods Properties Ltd.	839,123	3,169,449
	Challenger Ltd.	2,530,528	10,022,271
#	Champion Iron Ltd.	181,673	697,274
*	Cooper Energy Ltd.	25,238,396	2,896,876
Ω	Coronado Global Resources, Inc., CDI	695,783	463,493
#	Corporate Travel Management Ltd.	520,719	4,218,327
	Credit Corp. Group Ltd.	477,817	5,398,721
#*	Develop Global Ltd.	113,517	191,757
	Domain Holdings Australia Ltd.	365,675	720,748
	Downer EDI Ltd.	10,673,231	39,107,187
	Elanor Investor Group	68,066	36,731
	Elders Ltd.	1,030,077	5,745,824
#*	Emeco Holdings Ltd.	3,671,834	1,859,820
	Enero Group Ltd.	24,327	17,786

		Shares	Value»
AUSTRALIA — (Continued)
	EQT Holdings Ltd.	26,105	$531,679
	EVT Ltd.	551,193	3,935,624
*	Fenix Resources Ltd.	543,160	96,554
*	Finbar Group Ltd.	11,796	6,942
*	FleetPartners Group Ltd.	4,088,423	7,836,524
#	Fleetwood Ltd.	900,283	1,214,815
	G8 Education Ltd.	10,524,919	9,271,031
	Gold Road Resources Ltd.	323,369	421,761
	GrainCorp Ltd., Class A	4,664,869	27,564,649
	Grange Resources Ltd.	3,846,512	631,199
	GTN Ltd.	5,315	1,606
	GWA Group Ltd.	1,537,515	2,344,751
#	Harvey Norman Holdings Ltd.	3,959,547	11,875,027
*	Healius Ltd.	11,119,593	12,029,189
	Helia Group Ltd.	6,335,205	16,832,717
#	Horizon Oil Ltd.	118,216	14,692
#	Humm Group Ltd.	4,451,458	2,074,540
	Iluka Resources Ltd.	2,895,133	11,126,658
	Imdex Ltd.	659,125	1,119,742
	Incitec Pivot Ltd.	2,724,096	5,373,871
	Insignia Financial Ltd.	7,324,101	15,852,491
#	Integral Diagnostics Ltd.	90,034	184,613
	IVE Group Ltd.	1,517,990	2,118,541
*	Judo Capital Holdings Ltd.	469,014	576,376
	Jupiter Mines Ltd.	4,673,471	536,894
#*	Karoon Energy Ltd.	1,103,688	1,006,048
#	Kelsian Group Ltd.	567,785	1,453,669
#	Lendlease Corp. Ltd.	2,939,429	13,023,746
#	Maas Group Holdings Ltd.	6,892	21,184
	Macmahon Holdings Ltd.	8,942,733	2,233,232
	Magellan Financial Group Ltd.	1,658,646	11,620,502
*	Mayne Pharma Group Ltd.	4,360	12,277
#	McPherson’s Ltd.	905,955	228,426
#*	Metals X Ltd.	1,026,197	326,857
	Michael Hill International Ltd. (MHJ AU)	340,566	133,950
	Monash IVF Group Ltd.	5,139,541	3,960,152
#*	Mount Gibson Iron Ltd.	6,838,236	1,369,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Myer Holdings Ltd.	10,110,112	$5,998,311
	MyState Ltd.	781,875	1,946,133
	Navigator Global Investments Ltd.	1,752,174	1,985,034
#	New Hope Corp. Ltd.	5,740,937	18,329,680
	Nickel Industries Ltd.	15,766,669	9,314,782
	Nine Entertainment Co. Holdings Ltd.	13,532,693	10,411,864
	NRW Holdings Ltd.	6,974,833	17,577,123
	Nufarm Ltd.	3,057,237	7,704,121
#*	OM Holdings Ltd.	97,211	23,817
	oOh!media Ltd.	3,851,681	3,123,988
	Orora Ltd.	900,660	1,423,540
	Pacific Current Group Ltd.	70,198	504,067
	Peet Ltd.	2,975,440	2,663,466
	Perenti Ltd.	4,115,287	3,161,589
#	Perpetual Ltd.	330,483	4,385,285
	Perseus Mining Ltd.	20,570,287	38,458,956
#	Peter Warren Automotive Holdings Ltd.	196,341	222,871
*	PEXA Group Ltd.	561,996	4,992,784
	Ramelius Resources Ltd.	10,228,684	15,959,066
*	Regis Resources Ltd.	10,128,236	17,840,907
#	Reject Shop Ltd.	325,760	616,817
	Reliance Worldwide Corp. Ltd.	5,734,006	19,523,079
*	Resolute Mining Ltd.	34,242,670	18,309,183
*	Retail Food Group Ltd.	440,548	18,881
#	Ridley Corp. Ltd.	3,910,158	6,790,762
*	Sandfire Resources Ltd.	7,717,862	52,232,194
*	Select Harvests Ltd.	296,925	707,142
#	Servcorp Ltd.	377,910	1,250,323
	Service Stream Ltd.	6,502,857	6,445,935
*	Seven West Media Ltd.	402,946	42,372
	SG Fleet Group Ltd.	91,190	161,981
	Shaver Shop Group Ltd.	1,334,931	1,216,063
#	Sigma Healthcare Ltd.	3,634,024	4,665,572
	Sims Ltd. (SGM AU)	2,897,689	24,079,757
#	Solvar Ltd.	2,684,005	2,322,102
	Southern Cross Electrical Engineering Ltd.	209,262	223,685
#	Southern Cross Media Group Ltd.	2,063,807	704,408
*††	SpeedCast International Ltd.	59,723	0

		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global Ltd.	1,375,385	$1,005,534
	Stanmore Resources Ltd.	6,390	13,112
#*	Star Entertainment Group Ltd.	11,013,558	1,716,998
††	Sunland Group Ltd.	1,837,244	16,927
	Super Retail Group Ltd.	1,200,171	11,380,623
#*	Superloop Ltd.	2,824,059	3,450,079
	Tabcorp Holdings Ltd.	18,494,952	5,673,490
*††	Ten Sixty Four Ltd.	500,279	36,216
*	Vault Minerals Ltd.	41,473,465	10,682,257
Ω	Viva Energy Group Ltd.	620,526	1,067,477
*	West African Resources Ltd.	6,421,915	7,709,463
	Westgold Resources Ltd.	5,901,076	12,421,317
	Whitehaven Coal Ltd.	202,351	904,991

TOTAL AUSTRALIA			733,757,848

AUSTRIA — (0.7%)
#	Agrana Beteiligungs AG	316,018	3,642,579
Ω	BAWAG Group AG	236,308	18,316,134
	EVN AG	111,953	3,109,644
	Mayr Melnhof Karton AG	1,084	96,506
	Oberbank AG	17,472	1,332,825
	Palfinger AG	658	14,624
	Porr AG	73,392	1,160,343
	Raiffeisen Bank International AG	364,403	6,527,798
#	Semperit AG Holding	40,210	500,625
	Strabag SE (STR AV)	4,917	193,576
	UNIQA Insurance Group AG	125,376	982,831
	Vienna Insurance Group AG Wiener Versicherung Gruppe	445,963	14,235,405
	voestalpine AG	1,415,023	29,456,557
	Zumtobel Group AG	182,952	1,058,708

TOTAL AUSTRIA			80,628,155

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	297,748	60,637,018
	Ageas SA	192,480	10,045,211
*	AGFA-Gevaert NV	613,339	643,983
	Bekaert SA	841,379	30,747,555
	bpost SA	673,769	1,763,913

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Cie d’Entreprises CFE	51,813	$344,469
	Deceuninck NV	1,497,273	3,764,978
	Deme Group NV	3,578	547,035
	Econocom Group SA NV	23,550	50,747
*	Galapagos NV (GLPG BB)	129,461	3,456,155
	Gimv NV	202,812	8,373,195
	Greenyard NV	71,122	463,658
*	Ontex Group NV	254,696	2,143,018
	Proximus SADP	1,440,412	10,519,354
	Recticel SA	311,452	4,090,554
	Roularta Media Group NV	392	4,985
	Sipef NV	89,430	5,499,182
#	Tessenderlo Group SA	170,194	4,613,545
	Umicore SA	25,617	308,413
#	VGP NV	2,020	169,880
	Viohalco SA	35,319	198,317

TOTAL BELGIUM			148,385,165

CANADA — (12.4%)
#	Acadian Timber Corp.	115,277	1,524,221
*	ACT Energy Technologies Ltd.	4,600	19,757
	ADENTRA, Inc.	63,197	1,742,473
*	Advantage Energy Ltd.	3,109,485	19,451,729
	Aecon Group, Inc.	1,124,335	18,726,131
	AGF Management Ltd., Class B	1,239,132	9,273,355
*	Aimia, Inc.	40,991	73,895
	Alamos Gold, Inc. (AGI US), Class A	5,984,395	120,765,091
	Alaris Equity Partners Income	270,019	3,490,747
	Algoma Central Corp.	307,731	3,348,386
	Algoma Steel Group, Inc. (ASTL CN)	3,600	37,361
#	Algoma Steel Group, Inc. (ASTL US)	54,406	563,102
#	Andrew Peller Ltd., Class A	32,765	93,187
*	AutoCanada, Inc.	3,500	37,304
	B2Gold Corp. (BTG US)	7,758,001	25,756,563
	B2Gold Corp. (BTO CN)	1,685,681	5,569,097
	Baytex Energy Corp.	3,811,232	10,757,454
#	Birchcliff Energy Ltd.	5,953,214	22,190,671
	Black Diamond Group Ltd.	849,546	5,521,881

		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	252,498	$609,325
	Brookfield Wealth Solutions Ltd.	3,979	211,166
*	Calfrac Well Services Ltd.	8,902	24,615
	Canaccord Genuity Group, Inc.	1,156,148	8,320,180
	Canadian Western Bank	1,871,396	76,947,191
*	Canfor Corp.	85,678	1,022,093
*	Capstone Copper Corp.	1,615,334	11,172,239
#	Cardinal Energy Ltd.	1,678,022	7,725,156
	Cascades, Inc.	1,463,543	11,026,370
*	Celestica, Inc. (CLS US)	1,239,378	84,773,455
	Centerra Gold, Inc.	4,578,001	32,353,596
	CES Energy Solutions Corp.	1,479,246	8,478,029
	Chesswood Group Ltd.	30,800	19,909
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,929,933	13,467,570
#	Cogeco Communications, Inc.	168,550	8,491,961
	Cogeco, Inc.	63,118	2,756,185
*	Conifex Timber, Inc.	21,950	7,882
	Converge Technology Solutions Corp.	37,001	79,723
*	Corus Entertainment, Inc., Class B	885,281	73,119
*	dentalcorp Holdings Ltd.	142,970	964,189
	Dexterra Group, Inc.	199,524	884,163
	Doman Building Materials Group Ltd.	648,548	3,833,483
*	Dorel Industries, Inc., Class B	32,301	127,594
#	DREAM Unlimited Corp., Class A	203,025	4,177,579
	Dundee Precious Metals, Inc.	3,040,228	30,918,683
	E-L Financial Corp. Ltd.	6,159	6,307,849
*	Eldorado Gold Corp. (EGO US)	2,419,336	42,023,866
*	Eldorado Gold Corp. (ELD CN)	885,955	15,411,233

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFX CN)	109,457	$723,241
*	Ensign Energy Services, Inc.	875,180	1,759,977
	EQB, Inc.	456,673	35,035,594
#*	Equinox Gold Corp. (EQX CN)	983,959	5,441,508
#*	Equinox Gold Corp. (EQX US)	3,084,782	17,089,692
	Exco Technologies Ltd.	360,519	2,172,410
	Firm Capital Mortgage Investment Corp.	180,632	1,465,969
	First Majestic Silver Corp. (AG US)	58,001	428,047
	First Majestic Silver Corp. (FR CN)	1,837	13,576
#*	Fortuna Mining Corp. (FSM US)	3,196,263	15,885,427
*	Fortuna Mining Corp. (FVI CN)	1,734,325	8,632,077
#	Frontera Energy Corp.	338,203	1,841,188
*	GoldMoney, Inc.	1,640	12,014
*	Gran Tierra Energy, Inc. (GTE CN)	176,103	1,116,807
#*	Gran Tierra Energy, Inc. (GTE US)	8,739	55,230
	Guardian Capital Group Ltd., Class A	93,621	2,686,893
*††	Hanfeng Evergreen, Inc.	707,267	0
*	Heroux-Devtek, Inc.	233,147	5,383,471
	High Liner Foods, Inc.	261,796	2,457,481
	Hudbay Minerals, Inc. (HBM US)	4,574,563	40,942,339
#*	IAMGOLD Corp. (IAG US)	2,456,137	13,606,999
*	IAMGOLD Corp. (IMG CN)	6,068,030	33,688,277
#	InPlay Oil Corp.	17,400	23,619
*	Interfor Corp.	840,621	11,585,820
*	Kelt Exploration Ltd.	1,613,613	7,567,706
*	Knight Therapeutics, Inc.	867,158	3,512,602
#	KP Tissue, Inc.	7,820	46,055
	Lassonde Industries, Inc., Class A	14,870	1,884,341
#	Laurentian Bank of Canada	600,860	11,254,662
	Leon’s Furniture Ltd.	3,558	68,561

		Shares	Value»
CANADA — (Continued)
*	Lightspeed Commerce, Inc. (LSPD US)	35,368	$534,764
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	951,381	38,927,120
*	Lucara Diamond Corp.	42,000	15,686
	Magellan Aerospace Corp.	128,675	963,896
*	Major Drilling Group International, Inc.	194,638	1,171,449
*	Mandalay Resources Corp.	8,398	20,507
	Martinrea International, Inc.	2,097,643	15,517,451
*	Mattr Corp.	378,036	3,298,838
*	MDA Space Ltd.	51,513	788,040
*	MEG Energy Corp.	2,747,532	50,220,627
	Melcor Developments Ltd.	153,409	1,431,237
	Methanex Corp. (MEOH US)	289,994	11,359,065
	Methanex Corp. (MX CN)	71,170	2,785,769
	MTY Food Group, Inc.	42,885	1,378,012
#	Mullen Group Ltd.	1,135,994	12,287,190
	Neo Performance Materials, Inc.	33,126	187,001
*	New Gold, Inc. (NGD US)	2,029,709	5,581,700
	Northland Power, Inc.	500,543	7,606,916
*	NuVista Energy Ltd.	2,836,608	22,776,800
*	Obsidian Energy Ltd. (OBE CN)	75,713	429,585
*	Obsidian Energy Ltd. (OBE US)	416,834	2,363,449
	OceanaGold Corp.	12,178,824	34,550,476
	Onex Corp.	235,620	16,959,699
#	Paramount Resources Ltd., Class A	793,651	15,310,418
	Parex Resources, Inc.	1,289,549	11,975,343
#	Petrus Resources Ltd.	39,160	40,781
#	Peyto Exploration & Development Corp.	2,850,665	31,079,179
	Pizza Pizza Royalty Corp.	490,516	4,615,046
	Polaris Renewable Energy, Inc.	310,808	2,678,706
*	Precision Drilling Corp. (PD CN)	163,428	9,816,153

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp. (PDS US)	90,961	$5,462,208
*	Quarterhill, Inc.	334,029	386,244
	Russel Metals, Inc.	732,381	20,393,156
#	Sandstorm Gold Ltd. (SAND US)	944,584	5,714,733
	Sandstorm Gold Ltd. (SSL CN)	280,040	1,697,517
*	Saturn Oil & Gas, Inc.	54,000	85,711
*	SNDL, Inc.	172,438	358,671
*	Source Energy Services Ltd.	5,100	45,896
	SSR Mining, Inc. (SSRM CN)	728,530	4,499,847
#*Ω	STEP Energy Services Ltd.	81,021	199,592
	Superior Plus Corp.	213,951	1,014,168
	Supremex, Inc.	16,500	48,587
	Surge Energy, Inc.	324,520	1,372,803
#	Tamarack Valley Energy Ltd.	4,611,562	13,745,094
#	Tidewater Midstream & Infrastructure Ltd.	1,696,951	353,443
#	Timbercreek Financial Corp.	1,055,373	5,745,486
*	Torex Gold Resources, Inc.	1,218,658	26,283,837
	Total Energy Services, Inc.	562,460	3,886,139
#	Tourmaline Oil Corp.	288,305	13,291,429
	Transcontinental, Inc., Class A	1,096,823	13,549,291
*	Valeura Energy, Inc.	104,405	338,931
	Veren, Inc. (VRN CN)	6,012,475	30,961,645
	Veren, Inc. (VRN US)	4,464,391	23,036,258
	Vermilion Energy, Inc. (VET CN)	59,105	550,999
	Vermilion Energy, Inc. (VET US)	915,159	8,538,433
	VersaBank (VBNK CN)	36,929	555,122
	VersaBank (VBNK US)	6,219	93,285
*	Victoria Gold Corp./Vancouver	1,811	624
	Wajax Corp.	234,441	4,160,618
*	Well Health Technologies Corp.	49,006	155,921
*	Western Forest Products, Inc.	150,905	53,649
#	Whitecap Resources, Inc.	7,796,202	58,176,850

		Shares	Value»
CANADA — (Continued)
#*	Yangarra Resources Ltd.	312,449	$228,892

TOTAL CANADA			1,399,188,373

CHINA — (0.0%)
	SIIC Environment Holdings Ltd. (SIIC SP)	2,271,700	286,427

DENMARK — (3.2%)
	Alm Brand AS	978,673	1,905,337
*	Bavarian Nordic AS	361,502	11,381,620
	D/S Norden AS	469,940	16,233,222
	Dfds AS	463,455	10,599,261
	FLSmidth & Co. AS	169,600	8,878,721
	Foroya Banki P	1,339	32,024
	GronlandsBANKEN AS	1,455	143,262
	H Lundbeck AS (HLUNA DC), Class A	333,469	1,740,644
	H Lundbeck AS (HLUNB DC)	3,195,264	20,800,551
#*	Harboes Bryggeri AS, Class B	3,226	71,481
	Jyske Bank AS	1,071,483	75,165,421
	Matas AS	694,813	12,442,339
*	Nilfisk Holding AS	55,715	936,416
	Per Aarsleff Holding AS	443,048	26,168,156
	Rockwool AS (ROCKA DC), Class A	2,070	888,632
Ω	Scandinavian Tobacco Group AS, Class A	1,146,728	17,279,381
	Schouw & Co. AS	356,267	29,623,724
	Solar AS, Class B	39,034	1,833,663
	SP Group AS	638	29,312
	Spar Nord Bank AS	1,935,790	37,314,202
	Sparekassen Sjaelland-Fyn AS	77,700	2,341,915
	Sydbank AS	1,500,656	71,619,011
#	TORM PLC, Class A	268,402	7,052,967
	UIE PLC	127,587	5,148,643

TOTAL DENMARK			359,629,905

FINLAND — (2.0%)
	Aktia Bank OYJ	513,154	5,186,720
	Aspo OYJ	18,087	111,110
	Atria OYJ	271,974	3,394,770
	Cargotec OYJ, Class B	597,338	36,155,454
Ω	Enento Group OYJ	11,069	223,818
#	Fiskars OYJ Abp	233,626	3,896,027

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#*	HKFoods OYJ	314,909	$286,380
	Huhtamaki OYJ	230,793	9,045,872
*	Kalmar OYJ, Class B	597,338	18,601,654
	Kemira OYJ	2,743,648	58,246,860
	Konecranes OYJ	200,733	13,857,669
	Lassila & Tikanoja OYJ	5,811	54,884
*	Lindex Group OYJ	20,302	57,399
	Mandatum OYJ	1,148,938	5,305,672
#	Metsa Board OYJ (METSB FH), Class B	3,667,907	19,732,609
#	Nokian Renkaat OYJ	633,819	5,260,595
#	Oma Saastopankki OYJ	40,457	503,142
	Outokumpu OYJ	1,998,850	7,190,765
	Raisio OYJ, Class V	1,004,473	2,537,891
*	Rapala VMC OYJ	41,445	100,611
	Sanoma OYJ	72,065	567,759
	Stora Enso OYJ, Class R	445,044	4,966,445
Ω	Terveystalo OYJ	67,039	726,990
	TietoEVRY OYJ	914,522	17,038,485
#	Valmet OYJ	673,673	17,260,468
*	YIT OYJ	231,277	657,442

TOTAL FINLAND			230,967,491

FRANCE — (4.4%)
	AKWEL SADIR	157,885	1,603,044
*	Alstom SA	2,258,274	49,674,035
	Altamir	313,559	7,679,854
	Arkema SA	297,963	26,257,127
	Assystem SA	18,108	752,567
*	Axway Software SA	4,204	127,516
#	Beneteau SACA	134,650	1,481,223
#*	Bigben Interactive	42,157	91,745
#	Bonduelle SCA	207,078	1,520,236
	Cie des Alpes	359,346	5,879,385
#*	Clariane SE	327,845	741,862
	Coface SA	1,571,490	25,342,148
	Derichebourg SA	1,312,190	7,451,346
*Ω	Elior Group SA	298,340	1,366,123
	Elis SA	2,831,243	64,408,657
	Esso SA Francaise	4,135	467,214
	Etablissements Maurel et Prom SA	683,698	3,588,525
	Eurazeo SE	299,158	22,817,609
#*	Eutelsat Communications SACA	1,598,377	6,688,349
	Exel Industries SA, Class A	525	27,462
	Fnac Darty SA (FNAC FP)	162,017	4,545,817

		Shares	Value»
FRANCE — (Continued)
	Forvia SE (FRVIA FP)	977,665	$9,326,753
*	Gaumont SA	11,739	1,087,354
#	GL Events SACA	168,715	3,548,588
	Groupe Crit SA	9,214	732,240
	Groupe SFPI	140,840	317,126
	Guerbet	22,792	789,708
*	Haulotte Group SA	13,790	40,677
	Imerys SA	425,072	13,798,912
	IPSOS SA	134,926	6,625,654
#	Jacquet Metals SACA	301,009	5,199,033
	LISI SA	21,140	514,590
#Ω	Maisons du Monde SA	164,317	716,888
	Manitou BF SA	24,768	468,835
	Mersen SA	363,885	8,490,526
	Metropole Television SA	60,602	765,603
#*	Nexity SA	504,346	7,878,388
	Opmobility	248,574	2,443,317
	Quadient SA	516,703	9,092,258
	Rexel SA	2,406,845	66,312,046
	Samse SACA	990	162,411
	Savencia SA	114,336	6,299,067
	SCOR SE	2,144,544	46,139,553
	Seche Environnement SACA	15,608	1,551,406
#	SES SA	5,410,152	21,622,000
#*Ω	SMCP SA	216,862	655,400
	Societe BIC SA	20,204	1,478,198
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,382	162,190
	Societe LDC SADIR	1,778	129,715
	Teleperformance SE	11,853	1,256,440
#	Television Francaise 1 SA	657,528	5,455,521
	Trigano SA	10,943	1,496,052
*	Ubisoft Entertainment SA	284,912	4,293,498
	Valeo SE	2,367,235	23,014,592
	Vicat SACA	278,832	10,330,961
	VIEL & Cie SA	20,145	236,196
*	Viridien	86,074	3,609,687
#*	Voltalia SA	58,680	543,743
#	Vranken-Pommery Monopole SA	17,057	255,264
*Ω	X-Fab Silicon Foundries SE	84,506	402,815

TOTAL FRANCE			499,755,049

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GABON — (0.0%)
	Totalenergies EP Gabon	620	$106,943

GERMANY — (3.5%)
	1&1 AG	560,138	7,869,351
	7C Solarparken AG	301,447	654,597
Ω	Aumann AG	1,944	21,215
	Aurubis AG	360,398	28,340,765
#*	BayWa AG (BYW6 GR)	256,602	2,819,844
Ω	Befesa SA	115,721	2,695,049
	Bertrandt AG	3,253	63,167
#	Bijou Brigitte AG	46,272	1,761,895
	Bilfinger SE	326,658	15,701,471
#*	Borussia Dortmund GmbH & Co. KGaA	1,069,788	3,991,029
	CANCOM SE (COK GR)	39,013	1,041,781
#	Deutsche Beteiligungs AG	182,539	4,446,102
	Deutz AG	1,903,378	8,463,945
	DMG Mori AG	467	22,687
	Draegerwerk AG & Co. KGaA	40,089	1,812,303
	Duerr AG	401,394	9,301,928
Ω	DWS Group GmbH & Co. KGaA	199,144	8,499,159
	Elmos Semiconductor SE	4,744	283,434
#	ElringKlinger AG	368,199	1,640,460
	flatexDEGIRO AG	60,406	887,365
	FORTEC Elektronik AG	1,354	28,117
#*	Fraport AG Frankfurt Airport Services Worldwide	461,218	24,957,621
	Freenet AG	150,733	4,479,844
#	Gesco SE	111,457	1,696,837
	Grenke AG	158,597	3,133,697
	H&R GmbH & Co. KGaA	215,585	868,458
	Hamburger Hafen und Logistik AG	134,569	2,354,383
*	Heidelberger Druckmaschinen AG	941,654	984,626
*	Highlight Communications AG	11,679	12,532
	Hornbach Holding AG & Co. KGaA	140,433	12,286,763
	Indus Holding AG	216,330	4,816,379
Ω	Instone Real Estate Group SE	5,685	50,702

		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	102,440	$2,403,294
Ω	JOST Werke SE	28,607	1,347,023
	K&S AG	1,966,238	23,875,645
	KION Group AG	1,005,453	39,039,182
	Kloeckner & Co. SE	68,589	350,254
#*	Koenig & Bauer AG	69,895	670,062
	Kontron AG	10,262	172,808
	Krones AG	31,934	4,159,602
	KSB SE & Co. KGaA	5,653	3,996,219
	KWS Saat SE & Co. KGaA	34,884	2,408,580
	Lanxess AG	259,841	7,545,823
*	Mediclin AG	464,210	1,218,265
#*	Medios AG	22,113	363,675
	METRO AG	1,554,981	7,324,892
	MLP SE	1,292,363	8,404,119
#	Mutares SE & Co. KGaA	73,081	1,958,335
	Norma Group SE	9,629	133,507
#	Patrizia SE	42,196	356,637
#	PNE AG	54,296	698,339
#	ProSiebenSat.1 Media SE	1,858,187	11,438,040
	PWO AG	5,898	179,876
*	q.beyond AG	693,063	568,152
#	RTL Group SA	101,562	3,231,980
	SAF-Holland SE	750,702	11,612,604
#	Salzgitter AG	347,785	5,311,663
#*	SGL Carbon SE	33,170	169,273
	Siltronic AG	182,313	10,356,280
#	Sixt SE	50,564	4,005,059
	Stabilus SE	32,850	1,300,510
#	Suedzucker AG	1,154,196	13,845,870
*	Surteco Group SE	92,185	1,820,284
	Takkt AG	428,838	4,197,466
	Technotrans SE	1,248	21,856
	thyssenkrupp AG	492,414	1,718,924
	United Internet AG	921,553	18,867,328
	Verbio SE	2,679	41,186
	Vossloh AG	85,550	4,140,345
#	Wacker Chemie AG	285,031	23,974,797
#	Wacker Neuson SE	673,756	10,388,313
	Wuestenrot & Wuerttembergische AG	114,638	1,488,480

TOTAL GERMANY			391,092,053

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

HONG KONG — (1.8%)
	Aeon Credit Service
	Asia Co. Ltd.	1,250,000	938,806
*	Allied Group Ltd.	31,080,000	5,868,539

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings Ltd.	3,250,106	$1,638,869
*	Asia Standard International Group Ltd.	11,007,503	557,305
	Associated International Hotels Ltd.	717,000	498,570
	Bank of East Asia Ltd.	6,312,447	7,820,070
*	Century City International Holdings Ltd.	22,979,300	562,235
	Chen Hsong Holdings	2,492,000	459,598
	Cheuk Nang Holdings Ltd.	5,083,016	1,109,178
	Chevalier International Holdings Ltd.	2,342,858	1,449,551
*	China Energy Development Holdings Ltd.	4,910,000	40,331
	Chinney Investments Ltd.	132,000	12,631
	Chow Sang Sang Holdings International Ltd.	3,788,000	3,118,707
*	Chuang’s China Investments Ltd.	18,254,415	253,241
*	Chuang’s Consortium International Ltd.	16,101,520	781,235
	CITIC Telecom International Holdings Ltd.	10,946,000	3,137,799
Ω	Crystal International Group Ltd.	195,500	107,069
*	CSI Properties Ltd.	90,545,476	1,018,967
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	5,210,288	4,906,666
	Dah Sing Financial Holdings Ltd.	2,365,356	7,711,530
	Dickson Concepts International Ltd.	2,004,500	1,241,586
	Eagle Nice International Holdings Ltd.	824,000	435,115
††	EcoGreen International Group Ltd.	3,623,840	166,087
	Emperor Entertainment Hotel Ltd.	1,775,370	78,690

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	20,112,333	$674,859
	Emperor Watch & Jewellery Ltd.	53,310,000	1,199,048
#	Far East Consortium International Ltd.	31,087,680	4,624,943
	First Pacific Co. Ltd.	25,322,000	14,239,158
	Get Nice Financial Group Ltd.	5,013,324	487,771
	Glorious Sun Enterprises Ltd.	2,810,000	393,313
*	Gold Peak Technology Group Ltd.	7,106,907	447,494
	Golden Resources Development International Ltd.	9,447,000	505,941
	Great Eagle Holdings Ltd.	2,967,240	4,381,857
#	Guotai Junan International Holdings Ltd.	21,787,000	3,218,247
#	Hang Lung Group Ltd.	5,551,000	7,257,985
	Hang Lung Properties Ltd.	5,265,286	4,422,644
	Hanison Construction Holdings Ltd.	7,678,724	401,952
*	Harbour Centre Development Ltd.	2,192,000	1,464,972
*	HKR International Ltd.	15,736,557	2,027,208
	Hon Kwok Land Investment Co. Ltd.	5,720,935	964,005
	Hong Kong Ferry Holdings Co. Ltd.	2,332,000	1,314,848
*	Hong Kong Technology Venture Co. Ltd.	304,000	56,595
	Hongkong & Shanghai Hotels Ltd.	6,987,841	4,947,200
	Hongkong Chinese Ltd.	10,443,100	368,565
	Hung Hing Printing Group Ltd.	6,999,275	916,336
	Hutchison Telecommunications Hong Kong Holdings Ltd.	18,792,000	2,295,343
*	IPE Group Ltd.	8,675,000	543,424
	Jacobson Pharma Corp. Ltd.	650,000	53,612
	Johnson Electric Holdings Ltd.	3,867,114	5,870,274

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	K Wah International Holdings Ltd.	5,561,000	$1,287,062
*	Kader Holdings Co. Ltd.	106,000	3,816
	Keck Seng Investments Hong Kong Ltd.	898,000	246,212
	Kerry Logistics Network Ltd.	1,706,000	1,602,188
	Kerry Properties Ltd.	4,109,000	8,679,107
#	Kowloon Development Co. Ltd.	8,393,128	4,230,799
*	Kwoon Chung Bus Holdings Ltd.	218,000	45,259
*	Lai Sun Development Co. Ltd.	7,698,696	737,867
*	Lai Sun Garment International Ltd.	14,283,359	1,294,593
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,755,000	187,726
*	Lerado Financial Group Co. Ltd.	65,840	1,250
*	Lippo Ltd.	3,654,500	390,794
	Liu Chong Hing Investment Ltd.	3,478,000	1,870,233
	Luk Fook Holdings International Ltd.	789,000	1,511,671
*	Magnificent Hotel Investment Ltd.	228,600	2,070
*	Midland Holdings Ltd.	809,969	90,602
	Miramar Hotel & Investment	2,236,000	2,686,947
	Nanyang Holdings Ltd.	98,350	320,828
	National Electronics Holdings	3,039,648	219,337
#	New World Development Co. Ltd.	6,280,000	6,311,829
	NWS Holdings Ltd.	9,837,000	10,147,643
*	Oriental Enterprise Holdings Ltd.	118,000	5,997
	Oriental Watch Holdings	5,586,587	2,476,557
	Pacific Basin Shipping Ltd.	12,622,000	3,476,305
*	Paliburg Holdings Ltd.	8,169,041	811,506
	PAX Global Technology Ltd.	85,000	56,313
	PC Partner Group Ltd.	64,000	37,950

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	734,000	$173,598
	Playmates Holdings Ltd.	24,895,000	1,859,345
*	PT International Development Co. Ltd.	2,565,000	12,616
*	Public Financial Holdings Ltd.	4,690,444	1,000,358
*	Regal Hotels International Holdings Ltd.	7,554,623	2,432,343
	Safety Godown Co. Ltd.	308,000	76,265
	SAS Dragon Holdings Ltd.	36,000	19,477
	SEA Holdings Ltd.	2,365,368	452,403
	Shangri-La Asia Ltd.	590,000	426,192
*	Shun Ho Property Investments Ltd.	271,173	25,183
*	Shun Tak Holdings Ltd.	15,216,546	1,312,006
	Singamas Container Holdings Ltd.	17,662,000	1,563,967
	SmarTone Telecommunications Holdings Ltd.	1,790,000	974,948
	Soundwill Holdings Ltd.	1,232,500	846,758
*	South China Holdings Co. Ltd.	29,945,751	153,883
	Sun Hung Kai & Co. Ltd.	5,760,688	2,052,654
	TAI Cheung Holdings Ltd.	3,424,000	1,339,513
	Tan Chong International Ltd.	3,879,000	599,932
	Tao Heung Holdings Ltd.	747,000	48,008
	Tern Properties Co. Ltd.	146,000	45,252
*	Texhong International Group Ltd.	63,500	34,449
	Texwinca Holdings Ltd.	9,466,000	1,122,703
	Tian Teck Land Ltd.	432,000	120,469
	Transport International Holdings Ltd.	1,112,838	1,196,586
	United Laboratories International Holdings Ltd.	5,258,000	7,137,146
	Upbest Group Ltd.	4,476,000	448,822

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Vedan International Holdings Ltd.	6,156,000	$392,291
*Ω	VPower Group International Holdings Ltd.	2,373,000	60,608
	VSTECS Holdings Ltd.	2,660,000	1,538,071
*	Wai Kee Holdings Ltd.	574,000	53,773
*	Wang On Group Ltd.	96,580,000	249,373
	Wing On Co. International Ltd.	2,095,500	3,289,917
	Wing Tai Properties Ltd.	2,306,749	564,519
	Wong’s International Holdings Ltd.	70,000	12,318
*	Xingye Alloy Materials Group Ltd.	1,406,000	183,858
	Yue Yuen Industrial Holdings Ltd.	7,021,000	14,759,023
*††	Zensun Enterprises Ltd.	282,000	4,498

TOTAL HONG KONG			202,305,555

IRELAND — (0.1%)
	Cairn Homes PLC	1,447,682	3,385,438
	Dalata Hotel Group PLC	917,615	4,304,008
*Ω	Glenveagh Properties PLC	1,184,433	2,072,328

TOTAL IRELAND			9,761,774

ISRAEL — (0.8%)
*	Alrov Properties & Lodgings Ltd.	13,259	505,145
#	Ashdod Refinery Ltd.	30,713	491,948
#*	Azorim-Investment Development & Construction Co. Ltd.	870,487	4,592,525
	Carasso Motors Ltd.	304,381	1,679,025
*	Cellcom Israel Ltd. (CEL IT)	384,546	1,814,152
*	Cellcom Israel Ltd. (CELJF US)	29,907	142,656
#*	Clal Insurance Enterprises Holdings Ltd.	243,919	4,674,017
	Delek Automotive Systems Ltd.	914	5,654
	Delta Galil Ltd.	7,577	338,053

		Shares	Value»
ISRAEL — (Continued)
#	Direct Finance of Direct Group 2006 Ltd.	566	$81,773
*	Dor Alon Energy in Israel 1988 Ltd.	22,296	466,749
*	Equital Ltd.	398,544	14,406,562
*	Gilat Satellite Networks Ltd.	44,259	229,958
	Harel Insurance Investments & Financial Services Ltd.	260,507	2,716,298
#*	IES Holdings Ltd.	7,410	394,039
	Isracard Ltd.	1,108,318	4,294,260
#	Isras Investment Co. Ltd.	13,497	2,865,927
	Kardan Real Estate Enterprise & Development Ltd.	10,908	13,907
	Kerur Holdings Ltd.	11,372	201,521
#	Mediterranean Towers Ltd.	372,049	796,571
#	Menora Mivtachim Holdings Ltd.	412,105	12,819,477
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	177,383
#	Migdal Insurance & Financial Holdings Ltd.	1,192,829	1,941,145
	Mivtach Shamir Holdings Ltd.	8,665	455,437
	Mizrahi Tefahot Bank Ltd.	1	48
	Nawi Group Ltd.	72,228	609,106
#*	Neto Malinda Trading Ltd.	8,734	161,962
	Oil Refineries Ltd.	30,699,981	7,828,382
	Palram Industries 1990 Ltd.	55,265	1,039,086
#	Paz Retail & Energy Ltd.	87,000	9,847,727
	Plasson Industries Ltd.	8,138	309,046
	Prashkovsky Investments & Construction Ltd.	38,732	1,058,474
*	Scope Metals Group Ltd.	5,783	179,116
	Summit Real Estate Holdings Ltd.	538,910	8,304,856
Ω	Tamar Petroleum Ltd.	219,905	1,298,998

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Tera Light Ltd.	129,675	$216,638

TOTAL ISRAEL			86,957,621

ITALY — (6.4%)
	A2A SpA	6,879,272	15,724,938
	ACEA SpA	43,978	834,601
Ω	Anima Holding SpA	4,315,618	26,147,637
	Banca IFIS SpA	348,421	8,350,366
	Banca Monte dei Paschi di Siena SpA	9,818,467	53,883,869
	Banca Popolare di Sondrio SpA	8,486,970	63,299,001
#	Banca Profilo SpA	2,413,307	504,030
#Ω	Banca Sistema SpA	634,006	1,039,158
	Banco BPM SpA	8,702,128	58,696,629
	Banco di Desio e della Brianza SpA	453,546	2,635,780
	Biesse SpA	32,680	277,598
	BPER Banca SpA	16,771,527	102,115,073
	Buzzi SpA	1,618,323	63,402,249
	Cairo Communication SpA	735,095	1,754,735
	Cementir Holding NV	1,272,630	13,221,570
*	CIR SpA-Compagnie Industriali	7,259,866	4,579,684
	Credito Emiliano SpA	1,477,196	15,951,631
	d’Amico International Shipping SA	712,804	3,835,596
	Danieli & C Officine Meccaniche SpA (DAN IM)	299,192	8,101,573
	Danieli & C Officine Meccaniche SpA (DANR IM)	387,367	7,830,412
	Emak SpA	1,039,890	1,101,046
*	Esprinet SpA	192,658	1,191,394
	Fila SpA	246,429	2,663,654
#	FNM SpA	3,110,853	1,414,580
	Hera SpA	1,210,520	4,630,907
#	IMMSI SpA	3,141,336	1,788,503
	Italmobiliare SpA	120,359	3,621,182
	Iveco Group NV	2,704,370	28,103,257
	Leonardo SpA	3,115,882	74,269,543
	MFE-MediaForEurope NV (MFEA IM), Class A	2,018,207	6,603,447
#	MFE-MediaForEurope NV (MFEB IM), Class B	671,472	3,101,341
#*Ω	Nexi SpA	1,332,998	8,425,604
	Orsero SpA	74,305	956,491
Ω	OVS SpA	5,039,445	15,468,520
Ω	Pirelli & C SpA	4,985,116	27,240,346

		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	$1,364,997
#*	Safilo Group SpA	65,158	71,094
#	Spaxs SpA	135,527	549,891
#*	Telecom Italia SpA (TIT IM)	97,333,703	24,655,047
	Unipol Gruppo SpA	5,684,249	70,643,748

TOTAL ITALY			730,050,722

JAPAN — (24.7%)
	77 Bank Ltd.	898,100	23,120,437
	Achilles Corp.	204,500	2,021,921
	AD Works Group Co. Ltd.	272,600	353,027
	ADEKA Corp.	92,100	1,661,539
	AEON Financial Service Co. Ltd.	1,122,014	9,034,648
#	Ahresty Corp.	114,700	411,968
	Aichi Corp.	259,100	2,022,177
	Aichi Steel Corp.	80,834	2,278,762
	Aichi Tokei Denki Co. Ltd.	113,663	1,476,053
	Aida Engineering Ltd.	154,622	800,574
	Aiful Corp.	149,700	314,574
	Ainavo Holdings Co. Ltd.	39,200	145,632
	Aiphone Co. Ltd.	211,100	4,093,169
#	Airport Facilities Co. Ltd.	401,800	1,529,098
	Aisan Industry Co. Ltd.	766,630	6,782,666
	Akatsuki Corp.	30,400	84,151
	Akatsuki, Inc.	52,400	725,207
	Akebono Brake Industry Co. Ltd.	342,399	269,501
#	Albis Co. Ltd.	73,087	1,277,285
	Alconix Corp.	401,225	3,603,708
#	Alinco, Inc.	63,100	397,292
#	Alpen Co. Ltd.	316,712	4,249,584
	Alpha Corp.	42,100	323,955
	Alps Alpine Co. Ltd.	2,969,680	29,182,294
#	Anabuki Kosan, Inc.	28,800	377,896
	AOKI Holdings, Inc.	454,900	3,526,857
	Aoyama Trading Co. Ltd.	375,419	3,219,446
	Arakawa Chemical Industries Ltd.	109,900	952,946
	Arata Corp.	195,500	4,389,161
#	Araya Industrial Co. Ltd.	25,100	737,806
#	ARCLANDS Corp.	273,300	2,986,008
	Arcs Co. Ltd.	441,000	7,317,265

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arisawa Manufacturing Co. Ltd.	421,782	$3,851,737
	Artience Co. Ltd.	531,200	12,731,750
	Artnature, Inc.	39,100	212,828
	Asahi Co. Ltd.	15,700	157,477
	Asahi Diamond Industrial Co. Ltd.	710,936	3,952,359
#	Asahi Kogyosha Co. Ltd.	361,096	3,011,748
	Asahi Printing Co. Ltd.	11,900	69,668
	Ashimori Industry Co. Ltd.	84,199	1,409,349
	Asia Pile Holdings Corp.	540,100	2,830,176
	ASKA Pharmaceutical Holdings Co. Ltd.	327,900	4,652,084
#	Astena Holdings Co. Ltd.	611,900	2,038,497
#	Asti Corp.	43,300	541,346
	Autobacs Seven Co. Ltd.	70,900	659,572
#	Avantia Co. Ltd.	16,400	82,345
	Awa Bank Ltd.	330,901	5,271,608
	Bando Chemical Industries Ltd.	559,400	6,629,891
#	Bank of Kochi Ltd.	41,799	205,042
	Bank of Nagoya Ltd.	144,904	5,673,822
	Bank of Saga Ltd.	139,834	1,882,165
	Bank of the Ryukyus Ltd.	105,413	687,658
	Belluna Co. Ltd.	772,260	3,596,553
	BML, Inc.	12,600	230,984
	Bunka Shutter Co. Ltd.	282,300	3,396,819
#	Business Brain Showa-Ota, Inc.	800	9,761
	Canon Electronics, Inc.	282,099	4,453,592
	Carlit Co. Ltd.	437,500	3,636,833
	Cawachi Ltd.	291,800	4,835,350
	Central Glass Co. Ltd.	548,300	12,490,004
	Chiba Kogyo Bank Ltd.	830,742	6,077,560
#	Chino Corp.	2,900	40,823
	Chiyoda Integre Co. Ltd.	157,600	3,470,216
#	Chori Co. Ltd.	122,600	3,285,375
	Chubu Shiryo Co. Ltd.	489,784	4,476,820
#	Chubu Steel Plate Co. Ltd.	12,600	197,961

		Shares	Value»
JAPAN — (Continued)
	Chudenko Corp.	235,560	$4,937,578
#	Chuetsu Pulp & Paper Co. Ltd.	80,400	650,273
#	Chugai Ro Co. Ltd.	14,600	275,634
	Chugin Financial Group, Inc.	1,015,600	9,650,395
	Chuo Gyorui Co. Ltd.	59,600	1,236,808
	Chuo Spring Co. Ltd.	117,431	943,177
#	Chuo Warehouse Co. Ltd.	39,400	416,123
#	Citizen Watch Co. Ltd.	2,823,200	16,784,286
	CK-San-Etsu Co. Ltd.	9,900	232,752
	Cleanup Corp.	229,600	1,083,969
	CMK Corp.	993,500	2,630,166
	Corona Corp.	3,355	20,633
	Cosel Co. Ltd.	120,100	965,879
	CTI Engineering Co. Ltd.	78,000	2,303,539
	Dai Nippon Toryo Co. Ltd.	203,550	1,358,918
	Dai-Dan Co. Ltd.	86,700	1,692,836
#	Daido Kogyo Co. Ltd.	32,889	170,792
#	Daido Metal Co. Ltd.	411,270	1,331,346
	Daido Steel Co. Ltd.	2,389,000	18,498,713
#	Daihatsu Diesel Manufacturing Co. Ltd.	367,700	3,151,247
#	Daiho Corp.	140,900	3,221,762
	Daiichi Jitsugyo Co. Ltd.	391,000	6,141,371
	Daiichi Kensetsu Corp.	12,800	178,409
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	49,400	253,831
	Daiki Aluminium Industry Co. Ltd.	34,199	247,576
	Daikyonishikawa Corp.	318,149	1,326,043
	Dainichi Co. Ltd.	239,000	954,300
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,566	3,156,499
	Daio Paper Corp.	19,000	107,728
	Daishi Hokuetsu Financial Group, Inc.	1,153,886	18,319,558
#	Daishinku Corp.	153,700	602,312
	Daisue Construction Co. Ltd.	170,400	1,852,238
#	Daito Bank Ltd.	18,100	82,538

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daito Pharmaceutical Co. Ltd.	109,962	$1,606,827
	Daiwa Industries Ltd.	17,700	167,413
	DCM Holdings Co. Ltd.	1,825,310	17,084,448
	Denka Co. Ltd.	149,550	2,113,512
#	Denyo Co. Ltd.	322,400	5,339,240
	DIC Corp.	1,108,582	24,135,227
	Digital Holdings, Inc.	11,300	73,911
	DKS Co. Ltd.	94,379	2,103,893
	DMW Corp.	45,300	1,101,222
	Doshisha Co. Ltd.	136,200	1,964,812
	Dowa Holdings Co. Ltd.	357,400	12,142,723
#	DyDo Group Holdings, Inc.	14,600	292,795
	Eagle Industry Co. Ltd.	412,599	5,466,941
#	EDION Corp.	2,078,900	24,077,329
	EF-ON, Inc.	80,139	186,147
#	Ehime Bank Ltd.	210,670	1,430,060
	Eizo Corp.	211,800	3,120,889
#	EJ Holdings, Inc.	56,400	631,172
	Endo Lighting Corp.	179,500	1,512,662
#	Enomoto Co. Ltd.	47,517	445,219
	Eslead Corp.	182,700	5,419,195
	Exedy Corp.	480,136	13,207,938
	EXEO Group, Inc.	333,000	3,408,177
#	FALCO HOLDINGS Co. Ltd.	14,100	217,603
	FCC Co. Ltd.	521,345	8,107,913
	Feed One Co. Ltd.	344,380	1,910,360
#	Ferrotec Holdings Corp.	475,514	7,945,779
#	FIDEA Holdings Co. Ltd.	33,496	308,906
	First Bank of Toyama Ltd.	547,000	3,961,169
#	First Juken Co. Ltd.	29,300	198,755
#	FJ Next Holdings Co. Ltd.	441,760	3,269,347
	Foster Electric Co. Ltd.	101,690	1,137,803
#	F-Tech, Inc.	36,600	124,173
#	Fuji Co. Ltd.	12,300	165,046
	Fuji Corp. Ltd.	211,846	970,015
	Fuji Die Co. Ltd.	10,200	52,686
#	Fuji Oil Co. Ltd.	341,100	750,252
	Fuji Oil Holdings, Inc.	55,461	1,193,862
#	Fuji Pharma Co. Ltd.	116,600	995,167
	Fuji Seal International, Inc.	203,270	3,451,960
	Fujicco Co. Ltd.	55,100	621,080
	Fujikura Composites, Inc.	400,700	3,169,440

		Shares	Value»
JAPAN — (Continued)
	Fujikura Kasei Co. Ltd.	83,500	$259,262
#	Fujisash Co. Ltd.	49,499	203,900
	Fujishoji Co. Ltd.	25,900	216,344
#	FuKoKu Co. Ltd.	204,100	2,345,315
	Fukuda Corp.	118,700	4,447,252
	Fukuyama Transporting Co. Ltd.	285,662	7,264,856
	Furukawa Battery Co. Ltd.	4,700	42,247
	Furukawa Co. Ltd.	430,220	4,672,251
	Furukawa Electric Co. Ltd.	1,221,002	30,029,240
	Furuno Electric Co. Ltd.	435,400	7,020,144
#	Fuso Pharmaceutical Industries Ltd.	36,601	609,061
	Futaba Industrial Co. Ltd.	1,169,700	4,990,382
	Fuyo General Lease Co. Ltd.	207,800	14,704,599
	Gakken Holdings Co. Ltd.	182,200	1,187,232
	Gecoss Corp.	288,700	1,823,249
	Geo Holdings Corp.	350,500	3,500,806
	GLOBERIDE, Inc.	31,700	411,297
	Glory Ltd.	407,052	6,602,188
#	Godo Steel Ltd.	99,600	2,537,438
#	Goldcrest Co. Ltd.	145,830	2,842,318
#	Grandy House Corp.	342,700	1,242,616
	Gree, Inc.	87,800	267,658
	GS Yuasa Corp.	612,100	10,829,145
#	GSI Creos Corp.	179,414	2,364,527
	G-Tekt Corp.	487,449	5,005,881
#	Gun-Ei Chemical Industry Co. Ltd.	57,600	1,034,782
	Gunma Bank Ltd.	5,461,696	30,757,957
	Gunze Ltd.	309,796	10,881,898
	H.U. Group Holdings, Inc.	19,371	333,329
	H2O Retailing Corp.	1,151,339	15,407,506
#	Hagihara Industries, Inc.	62,805	602,822
	Hagiwara Electric Holdings Co. Ltd.	123,199	2,714,915
	Hamakyorex Co. Ltd.	346,800	2,826,393
	Hanwa Co. Ltd.	641,200	21,245,142
	Harima Chemicals Group, Inc.	68,000	387,852
#	Hashimoto Sogyo Holdings Co. Ltd.	7,800	62,705
	Heiwa Corp.	234,700	3,204,979
	Heiwado Co. Ltd.	446,810	6,449,056

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering Ltd.	123,500	$2,779,673
*	Hino Motors Ltd.	2,577,987	6,329,190
	Hirakawa Hewtech Corp.	90,532	937,926
	Hirano Tecseed Co. Ltd.	17,600	192,858
	Hirata Corp.	18,100	577,210
	Hirogin Holdings, Inc.	3,649,881	26,659,342
	Hisaka Works Ltd.	137,800	898,307
	Hodogaya Chemical Co. Ltd.	63,974	1,805,619
	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,414,881
	Hokkan Holdings Ltd.	88,700	1,000,406
#	Hokko Chemical Industry Co. Ltd.	359,500	2,978,862
	Hokkoku Financial Holdings, Inc.	439,616	12,550,583
#	Hokuetsu Corp.	2,424,074	24,173,123
	Hokuhoku Financial Group, Inc.	1,279,210	13,369,637
	Hokuriku Electric Industry Co. Ltd.	115,261	942,322
#	Hokuriku Electrical Construction Co. Ltd.	189,320	1,439,139
	Hoosiers Holdings Co. Ltd.	263,000	1,741,602
	Hosiden Corp.	933,400	13,981,495
	Howa Machinery Ltd.	50,620	308,887
	HS Holdings Co. Ltd.	170,230	1,031,974
	Hyakugo Bank Ltd.	2,720,790	9,792,264
	Hyakujushi Bank Ltd.	88,999	1,476,925
	Ichikawa Co. Ltd.	12,000	124,440
	Ichiken Co. Ltd.	80,603	1,308,988
#	Ichikoh Industries Ltd.	352,600	1,047,987
	Ichinen Holdings Co. Ltd.	181,000	2,152,532
	Icom, Inc.	3,600	67,861
	Iino Kaiun Kaisha Ltd.	573,400	4,206,787
	Imagica Group, Inc.	10,800	37,922
	Imura & Co. Ltd.	9,500	62,369
#	Inaba Seisakusho Co. Ltd.	114,200	1,329,258
	Inabata & Co. Ltd.	611,100	13,001,446
	Ines Corp.	433,300	4,396,922
	INFRONEER Holdings, Inc.	626,400	4,708,827
#	Innotech Corp.	326,000	3,113,746
	Integrated Design & Engineering Holdings Co. Ltd.	282,900	8,049,052

		Shares	Value»
JAPAN — (Continued)
#	Inui Global Logistics Co. Ltd.	6,500	$47,557
	I-PEX, Inc.	214,300	2,203,236
	Iriso Electronics Co. Ltd.	58,599	1,041,329
#	Iseki & Co. Ltd.	129,713	836,961
	Ishihara Sangyo Kaisha Ltd.	771,500	7,382,953
	Ishizuka Glass Co. Ltd.	24,999	395,056
	Itochu Enex Co. Ltd.	523,000	5,474,269
	Itochu-Shokuhin Co. Ltd.	82,900	3,731,048
	Itoham Yonekyu Holdings, Inc.	306,940	7,735,780
	IwaiCosmo Holdings, Inc.	425,200	5,783,384
	Iyogin Holdings, Inc.	1,665,600	15,811,547
	Izumi Co. Ltd.	111,400	2,350,990
	J Trust Co. Ltd.	184,570	544,894
	Jaccs Co. Ltd.	442,200	11,029,467
	JAFCO Group Co. Ltd.	397,300	5,338,858
#	JANOME Corp.	256,700	1,530,239
#	Japan Foundation Engineering Co. Ltd.	238,100	1,026,267
	Japan Medical Dynamic Marketing, Inc.	30,500	124,424
	Japan Oil Transportation Co. Ltd.	40,221	715,840
	Japan Pulp & Paper Co. Ltd.	2,204,400	9,633,285
	Japan Securities Finance Co. Ltd.	371,700	4,849,476
	Japan Transcity Corp.	850,500	5,127,531
	Japan Wool Textile Co. Ltd.	774,700	6,425,935
	JGC Holdings Corp.	213,000	1,828,239
	Jichodo Co. Ltd.	1,000	63,883
	JK Holdings Co. Ltd.	269,300	1,816,737
#	JMS Co. Ltd.	196,261	604,114
	J-Oil Mills, Inc.	310,400	4,202,659
	Joshin Denki Co. Ltd.	203,739	3,427,899
	JSP Corp.	172,799	2,208,896
	JTEKT Corp.	502,733	3,390,948
	Juroku Financial Group, Inc.	426,400	11,379,023
#	K&O Energy Group, Inc.	253,000	5,250,866
	Kamei Corp.	571,500	7,357,827
#	Kanaden Corp.	340,900	3,257,057

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	1,600	$34,319
#	Kanamoto Co. Ltd.	359,841	6,503,490
	Kandenko Co. Ltd.	1,121,100	16,405,659
	Kaneka Corp.	716,400	17,559,831
	Kanematsu Corp.	445,530	6,782,359
	Kanto Denka Kogyo Co. Ltd.	165,029	1,049,433
	Katakura Industries Co. Ltd.	133,500	1,740,779
#	Kato Sangyo Co. Ltd.	5,300	143,486
	Kawada Technologies, Inc.	279,200	4,353,278
	Kawai Musical Instruments Manufacturing Co. Ltd.	28,508	510,572
	Keihin Co. Ltd.	31,700	404,160
	Keiyo Bank Ltd.	1,055,470	4,730,237
	KEL Corp.	32,700	315,740
	Kenko Mayonnaise Co. Ltd.	152,130	2,168,492
	Kimura Unity Co. Ltd.	93,200	886,853
#	Ki-Star Real Estate Co. Ltd.	2,700	68,525
#	Kitagawa Corp.	75,219	598,212
	Kita-Nippon Bank Ltd.	4,843	79,593
	Kitano Construction Corp.	86,527	2,426,919
	Kitz Corp.	489,200	3,374,638
	Kiyo Bank Ltd.	321,300	3,763,115
*	KNT-CT Holdings Co. Ltd.	2,848	23,850
	Koa Corp.	97,699	646,817
	Koatsu Gas Kogyo Co. Ltd.	206,000	1,224,508
	Kohnan Shoji Co. Ltd.	189,376	4,490,547
	Koike Sanso Kogyo Co. Ltd.	3,900	154,098
#	Kojima Co. Ltd.	151,800	1,052,445
#	Komatsu Matere Co. Ltd.	5,035	26,872
#	Komatsu Wall Industry Co. Ltd.	308,800	3,039,541
	Komeri Co. Ltd.	554,500	11,985,622
	Komori Corp.	179,871	1,300,844
	Konica Minolta, Inc.	890,290	3,716,481
	Konoike Transport Co. Ltd.	399,900	6,539,564
#	KPP Group Holdings Co. Ltd.	475,700	2,041,534
	Krosaki Harima Corp.	12,700	203,477
	KRS Corp.	223,800	2,815,255
	K’s Holdings Corp.	665,400	6,362,869

		Shares	Value»
JAPAN — (Continued)
	KU Holdings Co. Ltd.	215,100	$1,504,157
	Kumagai Gumi Co. Ltd.	390,785	9,036,460
#	Kumiai Chemical Industry Co. Ltd.	458,800	2,442,180
	Kurabo Industries Ltd.	271,400	8,342,665
	Kureha Corp.	282,100	5,209,886
	Kurimoto Ltd.	178,200	4,426,056
	Kuriyama Holdings Corp.	108,070	867,784
	KVK Corp.	2,500	28,429
	KYB Corp.	302,800	9,512,563
#	Kyodo Printing Co. Ltd.	82,400	1,835,361
	Kyoei Steel Ltd.	323,192	3,664,801
	Kyokuto Boeki Kaisha Ltd.	6,600	64,272
	Kyokuto Kaihatsu Kogyo Co. Ltd.	556,750	8,832,879
#	Kyokuto Securities Co. Ltd.	32,157	266,595
	Kyokuyo Co. Ltd.	57,199	1,549,513
	Kyorin Pharmaceutical Co. Ltd.	94,800	940,819
#	KYORITSU Co. Ltd.	28,900	28,358
	Kyosan Electric Manufacturing Co. Ltd.	848,300	2,983,337
#	Kyowa Electronic Instruments Co. Ltd.	255,200	704,517
	Kyowa Leather Cloth Co. Ltd.	166,700	697,670
	Kyushu Financial Group, Inc.	27,000	122,278
#	Kyushu Leasing Service Co. Ltd.	67,700	434,090
#*	LIFULL Co. Ltd.	13,300	12,726
	Lintec Corp.	151,600	3,145,948
	Look Holdings, Inc.	127,599	2,103,328
	Mabuchi Motor Co. Ltd.	71,800	1,027,426
	Macromill, Inc.	166,600	880,432
	Maezawa Industries, Inc.	83,300	656,132
#	Maezawa Kasei Industries Co. Ltd.	222,500	2,638,519
	Maezawa Kyuso Industries Co. Ltd.	317,000	2,580,106
	Makino Milling Machine Co. Ltd.	345,212	12,959,613
	Mamiya-Op Co. Ltd.	15,800	140,469
	Mandom Corp.	65,438	538,984
	Marubun Corp.	345,300	2,320,412

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Marudai Food Co. Ltd.	342,374	$3,769,983
	Maruha Nichiro Corp.	634,904	12,453,718
	Maruichi Steel Tube Ltd.	215,500	4,644,066
#	MARUKA FURUSATO Corp.	116,914	1,682,051
	Maruyama Manufacturing Co., Inc.	23,200	325,568
	Maruzen CHI Holdings Co. Ltd.	38,000	78,874
	Maruzen Showa Unyu Co. Ltd.	291,200	11,230,815
	Matsuda Sangyo Co. Ltd.	211,300	4,384,819
#	Matsui Construction Co. Ltd.	286,400	1,566,136
	Maxell Ltd.	275,358	3,361,428
	Megachips Corp.	3,800	135,516
	Megmilk Snow Brand Co. Ltd.	652,669	11,294,153
#	Meiji Electric Industries Co. Ltd.	65,400	583,611
#	Meiji Shipping Group Co. Ltd.	15,400	71,241
	Meisei Industrial Co. Ltd.	500,800	4,250,905
	Meiwa Corp.	80,100	338,135
	Meiwa Estate Co. Ltd.	192,200	1,228,265
	Mie Kotsu Group Holdings, Inc.	31,900	105,502
#	Mikuni Corp.	203,752	431,107
#	Miraial Co. Ltd.	98,262	938,229
	Mirait One Corp.	888,609	12,638,987
	Mirarth Holdings, Inc.	697,146	2,240,503
#	Mitani Sangyo Co. Ltd.	146,500	302,466
	Mito Securities Co. Ltd.	140,871	435,548
	Mitsuba Corp.	395,541	2,253,167
#	Mitsubishi Kakoki Kaisha Ltd.	109,900	2,567,047
	Mitsubishi Materials Corp.	1,640,776	26,920,330
#	Mitsubishi Paper Mills Ltd.	91,236	290,362
	Mitsubishi Shokuhin Co. Ltd.	118,000	3,744,056
	Mitsubishi Steel Manufacturing Co. Ltd.	166,716	1,418,219

		Shares	Value»
JAPAN — (Continued)
	Mitsui DM Sugar Holdings Co. Ltd.	212,306	$4,526,013
#	Mitsui E&S Co. Ltd.	13,500	97,662
#	Mitsui Matsushima Holdings Co. Ltd.	8,000	228,850
	Mitsui Mining & Smelting Co. Ltd.	848,285	26,951,444
	Mitsuuroko Group Holdings Co. Ltd.	443,400	4,996,912
	Miyazaki Bank Ltd.	61,026	1,057,322
	Miyoshi Oil & Fat Co. Ltd.	12,000	113,069
	Mizuho Leasing Co. Ltd.	1,902,300	12,449,606
	Mizuno Corp.	94,879	5,035,972
	MORESCO Corp.	13,000	103,228
#	Moriroku Holdings Co. Ltd.	79,800	1,224,623
	Morita Holdings Corp.	140,100	1,869,772
	Morito Co. Ltd.	156,500	1,461,521
#	Mory Industries, Inc.	119,900	3,942,592
	MrMax Holdings Ltd.	133,475	588,286
	Mugen Estate Co. Ltd.	23,349	238,228
	Murakami Corp.	58,700	1,928,765
	Musashi Seimitsu Industry Co. Ltd.	188,700	2,447,753
	Musashino Bank Ltd.	298,578	5,207,859
	Muto Seiko Co.	5,100	54,631
	Nachi-Fujikoshi Corp.	65,988	1,385,122
	Nadex Co. Ltd.	4,300	26,989
#	Nafco Co. Ltd.	182,500	2,465,671
	Nagase & Co. Ltd.	1,471,200	30,531,000
#	Nakabayashi Co. Ltd.	267,900	908,650
	Nakano Corp.	6,300	20,197
#	Nakayama Steel Works Ltd.	597,000	2,943,231
	Nanto Bank Ltd.	79,846	1,558,854
	Narasaki Sangyo Co. Ltd.	34,900	678,421
	Nasu Denki Tekko Co. Ltd.	6,600	498,450
	NEC Capital Solutions Ltd.	224,500	5,461,662
	Neturen Co. Ltd.	757,900	4,935,875
	NHK Spring Co. Ltd.	2,620,200	32,070,848
	Nicca Chemical Co. Ltd.	37,899	315,723
	Nice Corp.	29,200	311,886
	Nichia Steel Works Ltd.	72,999	141,258
#	Nichiden Corp.	44,800	922,723
	Nichiha Corp.	32,100	724,934
#	Nichimo Co. Ltd.	113,500	1,382,149

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nichireki Group Co. Ltd.	461,800	$7,304,248
	Nichirin Co. Ltd.	112,860	2,740,920
#	Nihon Chouzai Co. Ltd.	115,203	1,052,931
	Nihon Denkei Co. Ltd.	75,950	841,807
	Nihon Flush Co. Ltd.	2,100	12,226
#	Nihon House Holdings Co. Ltd.	120,697	254,620
	Nihon Kagaku Sangyo Co. Ltd.	89,800	847,750
#	Nihon Nohyaku Co. Ltd.	600,400	2,617,504
	Nihon Parkerizing Co. Ltd.	72,200	608,554
	Nihon Plast Co. Ltd.	22,700	52,768
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,105,172
#	Nihon Yamamura Glass Co. Ltd.	30,299	307,082
	Nikkiso Co. Ltd.	814,004	5,471,116
	Nikko Co. Ltd.	481,600	2,184,651
	Nikkon Holdings Co. Ltd.	1,391,800	17,818,425
	Nippi, Inc.	14,300	547,102
	Nippn Corp.	604,500	8,715,689
	Nippon Beet Sugar Manufacturing Co. Ltd.	117,199	1,944,711
	Nippon Carbide Industries Co., Inc.	68,106	734,123
#	Nippon Chemical Industrial Co. Ltd.	53,700	944,596
#*	Nippon Chemi-Con Corp.	137,277	947,144
#	Nippon Coke & Engineering Co. Ltd.	1,692,958	1,058,120
#	Nippon Concrete Industries Co. Ltd.	787,799	1,690,788
	Nippon Denko Co. Ltd.	1,467,000	2,810,406
	Nippon Densetsu Kogyo Co. Ltd.	394,699	4,821,790
	Nippon Electric Glass Co. Ltd.	1,192,000	27,125,981
	Nippon Felt Co. Ltd.	116,800	359,324
	Nippon Filcon Co. Ltd.	76,900	267,024
#	Nippon Hume Corp.	488,200	3,947,466
	Nippon Kayaku Co. Ltd.	988,900	7,822,492
	Nippon Kodoshi Corp.	1,000	12,021

		Shares	Value»
JAPAN — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	581,189	$6,211,588
	Nippon Paper Industries Co. Ltd.	748,446	4,369,371
#	Nippon Rietec Co. Ltd.	24,240	164,878
	Nippon Road Co. Ltd.	401,200	4,279,226
	Nippon Seiki Co. Ltd.	529,500	4,140,109
#	Nippon Seisen Co. Ltd.	243,500	1,995,273
	Nippon Sharyo Ltd.	36,399	522,028
#*	Nippon Sheet Glass Co. Ltd.	1,435,307	3,491,160
	Nippon Shokubai Co. Ltd.	1,257,000	14,141,096
	Nippon Signal Co. Ltd.	437,832	2,673,793
	Nippon Soda Co. Ltd.	881,800	14,687,155
	Nippon Thompson Co. Ltd.	972,163	3,043,582
#	Nippon Yakin Kogyo Co. Ltd.	261,150	7,183,142
	Nipro Corp.	737,896	6,810,204
	Nishikawa Rubber Co. Ltd.	30,000	387,311
	Nishimoto Co. Ltd.	182,200	1,570,090
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	21,457,346
	Nishio Holdings Co. Ltd.	192,500	4,686,002
	Nissan Shatai Co. Ltd.	174,700	1,177,597
	Nissan Tokyo Sales Holdings Co. Ltd.	533,700	1,510,823
#	Nissei Plastic Industrial Co. Ltd.	291,900	1,748,411
	Nissha Co. Ltd.	447,316	5,477,847
#	Nisshin Group Holdings Co. Ltd.	756,000	2,465,474
	Nisshin Oillio Group Ltd.	624,300	21,216,482
	Nisshinbo Holdings, Inc.	2,068,874	13,136,481
	Nissin Corp.	264,403	7,395,392
	Nissui Corp.	1,329,700	8,077,152
	Nitta Corp.	150,696	3,644,591
#	Nitta Gelatin, Inc.	98,000	587,569
	NITTAN Corp.	2,200	3,746
	Nittetsu Mining Co. Ltd.	291,398	8,294,524
	Nitto Fuji Flour Milling Co. Ltd.	63,800	2,822,674
#	Nitto Kohki Co. Ltd.	56,700	956,876
	Nitto Seiko Co. Ltd.	489,105	1,875,517

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nittoku Co. Ltd.	38,500	$425,087
	Noda Corp.	80,400	446,401
	Nojima Corp.	64,900	910,212
	NOK Corp.	913,220	13,093,416
	Noritake Co. Ltd.	416,600	10,495,003
	Noritsu Koki Co. Ltd.	190,900	4,936,724
	Noritz Corp.	248,762	2,882,458
	North Pacific Bank Ltd.	4,002,800	10,389,069
	Nozawa Corp.	15,300	82,020
	NPR-RIKEN Corp.	329,545	5,059,577
	NS United Kaiun Kaisha Ltd.	221,200	6,259,401
	NSK Ltd.	120,400	548,989
#	NTN Corp.	9,533,448	15,707,210
	Ogaki Kyoritsu Bank Ltd.	42,030	501,337
#	Ohara, Inc.	40,000	336,984
#	Ohashi Technica, Inc.	183,800	2,092,490
	Oiles Corp.	35,500	462,035
	Oita Bank Ltd.	1,200	24,360
	Okabe Co. Ltd.	368,159	1,867,780
	Okamoto Industries, Inc.	400	13,867
	Okamoto Machine Tool Works Ltd.	7,200	185,312
	Okasan Securities Group, Inc.	1,181,800	4,692,623
	Oki Electric Industry Co. Ltd.	997,786	6,522,508
	Okinawa Financial Group, Inc.	115,020	1,692,799
	OKUMA Corp.	68,500	1,384,796
	Okumura Corp.	320,900	9,010,834
	Okura Industrial Co. Ltd.	141,549	2,507,198
	Okuwa Co. Ltd.	342,992	2,040,364
	Onamba Co. Ltd.	6,800	52,449
	Onoken Co. Ltd.	290,350	2,844,662
	Orient Corp.	125,402	745,142
	Oriental Shiraishi Corp.	791,600	1,983,936
#	Osaka Steel Co. Ltd.	372,200	7,988,057
	Osaki Electric Co. Ltd.	469,160	2,427,798
	OUG Holdings, Inc.	24,500	401,039
	Oyo Corp.	26,800	446,670
	Pacific Industrial Co. Ltd.	897,924	8,038,799
	Pack Corp.	23,300	570,160
	PALTAC Corp.	12,300	331,923
	Parker Corp.	31,800	159,477
	Pegasus Co. Ltd.	120,779	369,450
	Pickles Holdings Co. Ltd.	4,595	32,048

		Shares	Value»
JAPAN — (Continued)
	Piolax, Inc.	475,587	$7,537,315
	Press Kogyo Co. Ltd.	1,848,500	6,645,375
	Pressance Corp.	204,000	2,525,363
	Prima Meat Packers Ltd.	11,500	169,251
	Procrea Holdings, Inc.	13,500	155,488
	PS Construction Co. Ltd.	162,129	1,037,474
	Punch Industry Co. Ltd.	14,500	41,416
	Raiznext Corp.	11,000	112,637
	Rasa Corp.	98,700	909,694
	Rasa Industries Ltd.	106,400	1,921,283
	Rengo Co. Ltd.	2,493,800	15,104,810
#*	RENOVA, Inc.	57,700	326,959
	Restar Corp.	115,900	1,992,613
#	Retail Partners Co. Ltd.	142,200	1,215,086
#	Rhythm Co. Ltd.	124,300	3,187,894
	Ricoh Leasing Co. Ltd.	362,000	11,648,830
	Riken Technos Corp.	934,500	6,359,581
	Rion Co. Ltd.	7,900	127,859
	Ryobi Ltd.	353,132	4,362,945
	RYODEN Corp.	368,900	5,863,520
	S Foods, Inc.	17,700	323,114
	Sac’s Bar Holdings, Inc.	5,800	34,519
	Sakai Chemical Industry Co. Ltd.	251,884	4,490,410
	Sakai Heavy Industries Ltd.	139,400	2,162,933
	Sakata INX Corp.	363,930	3,658,582
	Sala Corp.	663,640	3,672,837
#	San Holdings, Inc.	386,400	2,800,342
	San ju San Financial Group, Inc.	71,400	785,678
	San-Ai Obbli Co. Ltd.	688,300	8,403,403
	San-In Godo Bank Ltd.	2,985,500	23,962,161
	Sanki Engineering Co. Ltd.	177,600	2,783,925
	Sanko Gosei Ltd.	342,647	1,358,305
	Sanko Metal Industrial Co. Ltd.	42,500	1,111,002
#	Sankyo Seiko Co. Ltd.	299,500	1,157,523
	Sankyo Tateyama, Inc.	261,841	1,276,153
	Sankyu, Inc.	13,800	479,337
	Sanoh Industrial Co. Ltd.	441,000	2,094,182

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	97,922	$860,161
#	Sansha Electric Manufacturing Co. Ltd.	183,600	1,200,931
	Sanshin Electronics Co. Ltd.	2,300	30,658
	Sanyo Chemical Industries Ltd.	115,600	3,135,284
	Sanyo Denki Co. Ltd.	80,800	4,691,062
	Sanyo Industries Ltd.	43,800	904,003
	Sanyo Shokai Ltd.	25,900	437,755
	Sanyo Special Steel Co. Ltd.	281,400	3,478,434
	Sanyo Trading Co. Ltd.	132,900	1,274,777
	Sata Construction Co. Ltd.	37,500	218,928
	Sato Holdings Corp.	8,900	124,099
#	Sato Shoji Corp.	236,800	2,117,831
	SAXA, Inc.	66,099	1,042,356
	Scroll Corp.	4,900	30,601
	SEC Carbon Ltd.	18,900	281,281
	Seibu Electric & Machinery Co. Ltd.	5,500	65,800
	Seika Corp.	96,966	2,446,955
	Seiko Group Corp.	243,264	6,131,709
	Seino Holdings Co. Ltd.	65,300	1,053,136
	Sekisui Jushi Corp.	251,714	3,733,377
	Sekisui Kasei Co. Ltd.	54,497	132,468
	Senko Group Holdings Co. Ltd.	9,800	92,133
	Senshu Ikeda Holdings, Inc.	3,893,844	8,633,446
	Shibaura Machine Co. Ltd.	180,900	4,403,548
#	Shibusawa Warehouse Co. Ltd.	165,700	3,409,767
	Shibuya Corp.	35,200	847,825
	Shiga Bank Ltd.	202,500	4,347,841
	Shikibo Ltd.	6,370	42,039
	Shikoku Bank Ltd.	203,999	1,248,790
	Shinagawa Refractories Co. Ltd.	524,600	6,107,605
#	Shindengen Electric Manufacturing Co. Ltd.	53,693	839,753
	Shinko Shoji Co. Ltd.	151,200	952,374
	Shinmaywa Industries Ltd.	324,500	2,877,635

		Shares	Value»
JAPAN — (Continued)
	Shinnihon Corp.	478,500	$4,801,757
	Shinsho Corp.	115,099	4,673,049
	Shinwa Co. Ltd. (3447 JP)	43,400	210,306
	Shinwa Co. Ltd. (7607 JP)	2,700	47,397
	Shizuoka Gas Co. Ltd.	729,000	4,889,785
	Showa Sangyo Co. Ltd.	101,900	1,931,454
	Sigma Koki Co. Ltd.	4,200	39,282
	Siix Corp.	160,020	1,171,497
#	Sinanen Holdings Co. Ltd.	129,100	5,477,080
	Sintokogio Ltd.	216,962	1,421,036
#	SK-Electronics Co. Ltd.	10,500	161,140
	SKY Perfect JSAT Holdings, Inc.	2,834,700	16,189,994
	SMK Corp.	60,649	943,175
	SNT Corp.	414,500	555,786
#	Soda Nikka Co. Ltd.	149,700	1,129,917
	Sodick Co. Ltd.	195,066	983,273
	Soft99 Corp.	88,100	844,846
	Soken Chemical & Engineering Co. Ltd.	86,000	1,796,143
	Space Co. Ltd.	7,400	55,404
	SPK Corp.	110,236	1,472,415
	Star Mica Holdings Co. Ltd.	63,829	267,255
	Star Micronics Co. Ltd.	57,100	731,404
	Starzen Co. Ltd.	182,190	3,532,213
	Stella Chemifa Corp.	56,400	1,668,341
	Subaru Enterprise Co. Ltd.	62,100	1,296,718
#	Sugimoto & Co. Ltd.	267,838	2,414,764
	Sumida Corp.	237,344	1,459,567
#	Suminoe Textile Co. Ltd.	73,700	990,846
	Sumitomo Mitsui Construction Co. Ltd.	97,500	247,819
	Sumitomo Osaka Cement Co. Ltd.	455,224	11,217,309
	Sumitomo Riko Co. Ltd.	716,424	7,294,796
	Sumitomo Seika Chemicals Co. Ltd.	134,215	4,456,092
	Sumitomo Warehouse Co. Ltd.	1,113,500	19,483,602
	Sun Frontier Fudousan Co. Ltd.	489,000	5,805,390

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Suncall Corp.	124,200	$323,175
	Sun-Wa Technos Corp.	260,300	3,674,864
#	Suruga Bank Ltd.	2,652,300	18,890,422
	Suzuken Co. Ltd.	17,300	565,605
	Suzuki Co. Ltd.	201,423	2,482,743
	T RAD Co. Ltd.	66,400	1,444,506
	Tachibana Eletech Co. Ltd.	373,820	6,170,241
	Tachikawa Corp.	207,261	1,786,606
	Tachi-S Co. Ltd.	210,600	2,431,458
	Tadano Ltd.	211,300	1,345,093
	Taihei Dengyo Kaisha Ltd.	242,100	8,140,962
	Taiheiyo Cement Corp.	1,120,921	24,419,584
	Taiheiyo Kouhatsu, Inc.	53,300	254,634
#	Taiho Kogyo Co. Ltd.	112,699	449,591
	Taisei Lamick Co. Ltd.	10,000	169,149
	Takamatsu Construction Group Co. Ltd.	156,000	3,021,954
#	Takano Co. Ltd.	77,300	363,680
	Takaoka Toko Co. Ltd.	220,244	2,807,214
	Takara Holdings, Inc.	88,000	691,713
	Takara Standard Co. Ltd.	539,953	5,864,171
	Takasago International Corp.	166,210	5,637,906
#	Takashima & Co. Ltd.	209,400	1,651,853
#	Takashimaya Co. Ltd.	1,738,634	13,765,742
	Take & Give Needs Co. Ltd.	9,500	54,369
#	TAKEBISHI Corp.	63,100	859,243
	Tamura Corp.	344,039	1,246,548
	Tanabe Engineering Corp.	26,400	264,619
	Tayca Corp.	127,983	1,370,503
#	Tbk Co. Ltd.	289,000	522,172
	Techno Ryowa Ltd.	220,770	3,277,873
	Teijin Ltd.	1,864,726	16,697,256
#	Teikoku Sen-I Co. Ltd.	6,800	124,026
	Teikoku Tsushin Kogyo Co. Ltd.	156,100	2,759,569
#	Tenma Corp.	329,900	6,310,627
	Tera Probe, Inc.	4,200	87,345
	Terasaki Electric Co. Ltd.	18,300	280,423
	Tess Holdings Co. Ltd.	179,800	330,270

		Shares	Value»
JAPAN — (Continued)
	THK Co. Ltd.	122,300	$2,019,105
	Tigers Polymer Corp.	249,200	1,179,936
	Toa Corp. (1885 JP)	1,057,400	6,807,083
#	Toa Corp. (6809 JP)	169,067	1,076,080
	TOA ROAD Corp.	459,200	3,788,787
	Toagosei Co. Ltd.	1,701,200	17,356,409
	TOBISHIMA HOLDINGS, Inc.	205,176	2,036,283
	TOC Co. Ltd.	186,300	742,349
	Toda Corp.	1,993,700	12,067,164
	Toenec Corp.	1,077,500	6,706,473
	Togami Electric Manufacturing Co. Ltd.	13,600	288,383
	Toho Bank Ltd.	485,100	832,200
#	Toho Holdings Co. Ltd.	69,700	2,074,673
	Tohoku Bank Ltd.	45,014	312,435
#	Tokai Carbon Co. Ltd.	643,071	3,629,780
	Tokai Corp.	77,663	1,106,329
	Tokai Rika Co. Ltd.	945,900	13,373,578
	Tokai Tokyo Financial Holdings, Inc.	2,468,681	7,559,065
#	Tokushu Tokai Paper Co. Ltd.	160,981	3,955,772
	Tokuyama Corp.	1,031,267	18,055,370
#	Tokyo Energy & Systems, Inc.	522,610	3,870,441
	Tokyo Kiraboshi Financial Group, Inc.	337,888	9,088,965
	Tokyo Rope Manufacturing Co. Ltd.	164,000	1,208,733
	Tokyo Sangyo Co. Ltd.	323,700	1,464,442
	Tokyo Steel Manufacturing Co. Ltd.	37,000	367,849
	Tokyo Tekko Co. Ltd.	125,300	4,405,652
	Tokyu Construction Co. Ltd.	164,100	741,673
#	Toli Corp.	933,300	2,516,034
	Tomato Bank Ltd.	37,100	268,281
	Tomen Devices Corp.	13,500	548,442
	Tomoe Corp.	641,900	3,573,900
#	Tomoe Engineering Co. Ltd.	94,900	2,333,577
	Tomoku Co. Ltd.	234,964	3,559,036
	TOMONY Holdings, Inc.	588,486	1,523,761
	Tonami Holdings Co. Ltd.	144,000	5,535,067
	Topre Corp.	383,999	4,423,346

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Topy Industries Ltd.	155,999	$1,976,851
	Torii Pharmaceutical Co. Ltd.	8,200	221,827
	Tosho Co. Ltd.	57,599	254,625
#	Towa Bank Ltd.	200,102	754,589
	Towa Pharmaceutical Co. Ltd.	140,240	2,874,010
	Toyo Construction Co. Ltd.	730,200	6,247,547
	Toyo Engineering Corp.	96,810	469,875
	Toyo Kanetsu KK	88,100	2,572,592
	Toyo Logistics Co. Ltd.	2,799	25,966
	Toyo Machinery & Metal Co. Ltd.	283,200	1,126,112
#	Toyo Tire Corp.	1,066,692	15,134,074
#	Toyo Wharf & Warehouse Co. Ltd.	46,799	386,116
	Toyobo Co. Ltd.	769,773	4,907,407
	Toyoda Gosei Co. Ltd.	298,000	5,063,110
	Toyota Boshoku Corp.	150,200	2,005,054
	TPR Co. Ltd.	274,787	4,136,568
	TRE Holdings Corp.	18,000	211,110
	Trinity Industrial Corp.	12,100	75,808
	Trusco Nakayama Corp.	11,800	174,305
	TS Tech Co. Ltd.	1,148,500	12,987,247
	TSI Holdings Co. Ltd.	639,005	3,741,599
	Tsubakimoto Chain Co.	1,231,416	15,504,830
#	Tsubakimoto Kogyo Co. Ltd.	63,200	781,093
	Tsukishima Holdings Co. Ltd.	448,630	4,026,124
	Tsukuba Bank Ltd.	230,367	337,776
	Tsumura & Co.	112,900	3,690,054
#	Tsurumi Manufacturing Co. Ltd.	194,000	5,416,948
	TV Asahi Holdings Corp.	168,700	2,195,740
	Tv Tokyo Holdings Corp.	133,300	2,984,537
	TYK Corp.	479,200	1,290,949
	UACJ Corp.	649,269	21,370,523
	UBE Corp.	1,766,855	29,062,099
#	Ueki Corp.	28,500	280,926
	Unipres Corp.	355,839	2,586,458
#	United Super Markets Holdings, Inc.	266,800	1,460,998
#*	Unitika Ltd.	237,243	453,684

		Shares	Value»
JAPAN — (Continued)
	Universal Entertainment Corp.	12,419	$105,789
	Urbanet Corp. Co. Ltd.	73,700	183,406
	Ushio, Inc.	4,000	55,064
#	V Technology Co. Ltd.	2,000	31,373
	Valor Holdings Co. Ltd.	356,930	4,917,985
	Vital KSK Holdings, Inc.	93,300	781,137
	VT Holdings Co. Ltd.	175,764	539,812
	Wakachiku Construction Co. Ltd.	155,900	3,625,540
	Wakita & Co. Ltd.	832,300	8,578,817
	Warabeya Nichiyo Holdings Co. Ltd.	151,800	2,044,731
#	Wellneo Sugar Co. Ltd.	177,200	2,588,675
#	Wood One Co. Ltd.	47,375	231,028
	World Co. Ltd.	278,500	3,496,074
	Wowow, Inc.	21,100	140,151
	Xebio Holdings Co. Ltd.	217,046	1,640,639
#	Yahagi Construction Co. Ltd.	242,800	2,397,369
	YAMABIKO Corp.	395,545	6,425,992
	Yamae Group Holdings Co. Ltd.	2,100	26,830
	Yamaguchi Financial Group, Inc.	230,247	2,254,535
#	Yamatane Corp.	203,099	4,353,000
#	Yamato Corp.	337,500	2,059,342
#	Yamaya Corp.	54,200	1,019,495
#	Yamazen Corp.	219,500	1,906,658
#	Yasuda Logistics Corp.	316,500	3,394,178
	Yellow Hat Ltd.	251,800	4,104,042
	Yodogawa Steel Works Ltd.	437,300	15,454,426
	Yokogawa Bridge Holdings Corp.	199,000	3,631,448
	Yokorei Co. Ltd.	1,115,000	6,744,072
	Yokowo Co. Ltd.	64,500	643,290
	Yondenko Corp.	499,800	4,163,110
	Yorozu Corp.	97,007	746,576
	Yotai Refractories Co. Ltd.	99,100	1,079,733
	Yuasa Funashoku Co. Ltd.	39,299	962,028
	Yuasa Trading Co. Ltd.	47,000	1,428,925

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yuken Kogyo Co. Ltd.	13,200	$184,325
	Yurtec Corp.	1,000,000	9,656,555
	Yushiro Chemical Industry Co. Ltd.	158,700	1,625,102
	Yutaka Giken Co. Ltd.	15,500	195,724
	Zacros Corp.	63,700	1,796,637
	Zeon Corp.	588,600	5,480,187

TOTAL JAPAN			2,799,749,025

NETHERLANDS — (2.3%)
	Aalberts NV	15,618	563,580
	Acomo NV	25,783	488,314
	Allfunds Group PLC	400,292	2,448,427
	Aperam SA	711,161	19,356,288
	ASR Nederland NV	789,414	37,417,431
Ω	B&S Group SARL	9,819	49,606
#	Brunel International NV	20,970	202,884
	Flow Traders Ltd.	75,205	1,720,705
	ForFarmers NV	293,922	1,048,942
	Fugro NV	290,288	6,674,772
	Kendrion NV	805	9,509
	Koninklijke BAM Groep NV	5,148,703	23,763,368
	Koninklijke Heijmans NV, CVA	587,961	15,822,483
	Koninklijke Vopak NV	624,521	28,789,596
	SBM Offshore NV	3,171,882	58,060,460
Ω	Signify NV	2,221,173	54,384,617
#	Sligro Food Group NV	45,238	564,605
	Van Lanschot Kempen NV, CVA	169,482	7,746,691

TOTAL NETHERLANDS			259,112,278

NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	1,353,620	417,125
	Arvida Group Ltd.	1,103,934	1,121,697
	Chorus Ltd. (CNU NZ)	524,497	2,743,426
#	Colonial Motor Co. Ltd.	247,107	1,034,059
*	Fletcher Building Ltd. (FBU NZ)	717,299	1,275,462
	Genesis Energy Ltd.	11,700	14,913
*	KMD Brands Ltd.	1,707,717	445,908
	Millennium & Copthorne Hotels New Zealand Ltd.	806,695	851,325
#	NZME Ltd. (NZM AU)	1,012,279	649,973
#*	PGG Wrightson Ltd.	121,001	128,699
*††	RPNZ Ltd.	832,183	0
	Sanford Ltd.	824,750	1,872,909

		Shares	Value»
NEW ZEALAND — (Continued)
	SKY Network Television Ltd.	904,789	$1,480,763
	SKYCITY Entertainment Group Ltd.	26,814	21,952
	Summerset Group Holdings Ltd.	239,943	1,771,847

TOTAL NEW ZEALAND			13,830,058

NORWAY — (0.7%)
*	Akastor ASA	360,482	422,899
	AMSC ASA	777,062	2,026,152
	Austevoll Seafood ASA	256,151	2,223,178
#Ω	Avance Gas Holding Ltd.	179,592	1,691,300
	B2 Impact ASA	2,101,658	1,824,765
#*	Bluenord ASA	7,422	361,864
	Bonheur ASA	168,065	4,236,073
	Borr Drilling Ltd.	52,108	218,333
Ω	BW LPG Ltd.	462,733	5,967,952
	BW Offshore Ltd.	1,088,560	2,958,061
*	Cloudberry Clean Energy ASA	12,999	14,305
	DNO ASA	6,571,804	6,440,492
#*Ω	Elkem ASA	1,433,953	2,344,294
	FLEX LNG Ltd. (FLNG NO)	3,593	88,283
#	Grieg Seafood ASA	96,436	584,254
Ω	Klaveness Combination Carriers ASA	33,456	258,769
*	Kongsberg Automotive ASA	1,711,082	218,623
*	LINK Mobility Group Holding ASA	412,684	992,611
	MPC Container Ships ASA	2,933,297	5,781,365
Ω	Norske Skog ASA	398,071	819,660
#*	Northern Ocean Ltd.	77,255	51,764
	Odfjell Drilling Ltd.	1,919,859	8,844,100
	Odfjell SE, Class A	300,511	3,414,376
	Panoro Energy ASA	277,141	672,725
	Pareto Bank ASA	92,699	546,659
#*Ω	Scatec ASA	226,315	1,648,969
*	Sea1 offshore, Inc.	267,051	666,672
	Selvaag Bolig ASA	14,297	42,733
#*Ω	Shelf Drilling Ltd.	1,031,960	1,428,989
#	Solstad Maritime Holding AS	26,825	51,210
	Sparebank 1 Oestlandet	113,065	1,618,132
	SpareBank 1 Sor-Norge ASA	23,192	307,314

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sparebanken More	22,735	$183,572
	Sparebanken Sor	1,413	24,500
	Stolt-Nielsen Ltd.	164,195	4,692,687
	TGS ASA	875,851	7,946,707
	Wilh Wilhelmsen Holding ASA, Class A	188,418	7,015,702

TOTAL NORWAY			78,630,044

PORTUGAL — (0.6%)
	Banco Comercial Portugues SA, Class R	111,363,918	56,177,224
	Semapa-Sociedade de Investimento e Gestao	16,183	260,691
	Sonae SGPS SA	10,400,396	10,277,695

TOTAL PORTUGAL			66,715,610

SINGAPORE — (0.6%)
*	Avarga Ltd.	61,600	9,372
	Banyan Tree Holdings Ltd.	2,924,600	751,187
	Bonvests Holdings Ltd.	1,274,180	884,577
	Bukit Sembawang Estates Ltd.	99,500	272,310
	China Aviation Oil Singapore Corp. Ltd.	1,718,500	1,181,481
	Chuan Hup Holdings Ltd.	3,904,100	518,457
*	COSCO Shipping International Singapore Co. Ltd.	2,157,500	224,357
*	Del Monte Pacific Ltd.	916,400	61,237
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,359,707	2,625,337
	First Resources Ltd.	275,300	303,169
	First Sponsor Group Ltd.	1,045,655	839,799
#	Frencken Group Ltd.	99,900	86,825
#	Geo Energy Resources Ltd.	1,670,600	341,004
	Golden Agri-Resources Ltd.	54,366,200	11,933,391
	GP Industries Ltd.	181,908	67,901
	GuocoLand Ltd.	2,679,900	3,204,444
	Haw Par Corp. Ltd.	312,600	2,533,186
	Hiap Hoe Ltd.	65,200	28,212
	Ho Bee Land Ltd.	5,392,300	7,926,930
	Hong Fok Corp. Ltd.	5,053,560	3,212,675

		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Asia Ltd.	3,032,000	$2,006,571
#	Hong Leong Finance Ltd.	1,148,400	2,120,922
	Hotel Grand Central Ltd.	2,704,349	1,470,386
	Hutchison Port Holdings Trust	27,757,600	4,348,284
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	102,472
	InnoTek Ltd.	62,100	22,556
	ISDN Holdings Ltd.	108,155	24,367
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	69,059
	Metro Holdings Ltd.	5,657,060	2,038,054
*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	1,497,100	1,012,334
	Olam Group Ltd.	137,200	110,672
	OUE Ltd.	2,396,000	1,880,052
	PSC Corp. Ltd.	3,464,343	880,043
#	QAF Ltd.	3,152,608	1,993,074
*	Raffles Education Ltd.	81,190	2,646
#	Samudera Shipping Line Ltd.	288,900	172,131
	Sinarmas Land Ltd.	387,100	90,089
	Sing Holdings Ltd.	1,587,200	417,238
	Sing Investments & Finance Ltd.	264,900	208,475
	Singapore Land Group Ltd.	1,936,721	2,591,693
	Singapore Post Ltd.	3,260,500	1,338,528
	Singapura Finance Ltd.	210,000	107,485
	Stamford Land Corp. Ltd.	7,641,128	2,137,572
*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	810,437
#	Tuan Sing Holdings Ltd.	11,597,430	2,178,578
	UOB-Kay Hian Holdings Ltd.	496,625	590,375
	Valuetronics Holdings Ltd.	329,900	155,693
	Wee Hur Holdings Ltd.	59,600	18,753
	Wing Tai Holdings Ltd.	5,754,654	5,828,717
	Yeo Hiap Seng Ltd.	323,363	139,835

TOTAL SINGAPORE			71,872,942

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (3.7%)
	Acciona SA	26,113	$3,351,088
	Acerinox SA	3,010,816	27,588,403
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	90,957	2,596,911
	Atresmedia Corp. de Medios de Comunicacion SA	280,721	1,331,078
	Banco de Sabadell SA	91,690,361	178,831,356
	Bankinter SA	8,623,162	70,351,273
	Corp. ACCIONA Energias Renovables SA	63,480	1,314,140
#	Ebro Foods SA	1,369,772	24,466,813
	Elecnor SA	28,331	632,831
	Enagas SA	194,471	2,758,630
#	Ence Energia y Celulosa SA	107,700	336,870
	Ercros SA	2,572,637	10,159,536
Ω	Gestamp Automocion SA	1,501,075	4,408,337
	Grupo Catalana Occidente SA	699,989	28,698,092
	Iberpapel Gestion SA (IBG SM)	64,589	1,316,969
	Mapfre SA	16,273,716	46,520,206
Ω	Neinor Homes SA	222,511	3,652,097
#	Tubacex SA	1,226,355	4,293,212
Ω	Unicaja Banco SA	2,820,016	3,545,044
	Vocento SA	678,452	493,552

TOTAL SPAIN			416,646,438

SWEDEN — (2.8%)
Ω	AcadeMedia AB	980,112	6,029,032
	AFRY AB	551,509	8,298,233
Ω	Alimak Group AB	533,150	6,111,330
	Alleima AB	940,189	5,745,233
	Alligo AB, Class B	287,215	3,399,354
Ω	Ambea AB	693,641	5,944,255
	Arise AB	7,554	29,016
	Arjo AB, Class B	2,533,188	8,355,199
Ω	Attendo AB	1,095,843	4,881,967
	Bergman & Beving AB	371,069	10,447,345
	Betsson AB, Class B	1,121,923	14,939,517
	Billerud Aktiebolag	368,317	3,270,325
	Bulten AB	240,307	1,563,883
	Bure Equity AB	393,507	14,093,848
	Byggmax Group AB	860,591	3,610,102
#*	Cint Group AB	333,046	398,859
	Cloetta AB, Class B	2,308,666	5,803,839
Ω	Dometic Group AB	1,072,099	5,821,942
	Doro AB	220,739	696,786

		Shares	Value»
SWEDEN — (Continued)
*Ω	Dustin Group AB	739,503	$525,813
#	Elanders AB, Class B	143,323	1,309,285
	Fagerhult Group AB	161,723	912,990
	Fasadgruppen Group AB	28,326	132,254
	Granges AB	2,192,616	25,905,892
	Hanza AB	10,423	67,976
*Ω	Hoist Finance AB	855,844	7,638,338
*	Humana AB	282,990	1,009,516
*	International Petroleum Corp. (IPCO CN)	52,912	601,953
#*	International Petroleum Corp. (IPCO SS)	1,498,526	16,983,774
	Inwido AB	1,047,113	19,005,652
	ITAB Shop Concept AB	161,357	393,455
	JM AB	987,042	16,727,847
	Kabe Group AB, Class B	1,549	46,437
	KNOW IT AB	70,865	892,789
	Lindab International AB	856,769	17,961,920
	Loomis AB	521,852	16,349,171
	MEKO AB	645,015	8,674,892
*	Modern Times Group MTG AB, Class B	552,138	3,939,036
	Momentum Group AB	99,598	1,681,928
	NCC AB, Class B	609,877	9,077,841
#	New Wave Group AB, Class B	1,166,229	12,395,963
*	Nobia AB	1,281,087	601,809
	Nordic Waterproofing Holding AB	193,923	3,158,511
*	Norion Bank AB	487,074	1,899,348
	Peab AB, Class B	2,030,318	15,476,107
	Ratos AB, Class B	3,554,474	11,360,352
	Rejlers AB	10,104	144,655
	Rottneros AB	1,506,328	1,381,662
	Scandi Standard AB	87,281	665,584
*	Sensys Gatso Group AB	15,937	92,019
#*Ω	Sinch AB	2,819,774	8,420,632
*	Stillfront Group AB	692,509	481,711
	Storskogen Group AB, Class B	4,292,051	3,562,950
	Tethys Oil AB	255,932	1,364,485
	VBG Group AB, Class B	58,596	1,698,166

TOTAL SWEDEN			321,982,778

SWITZERLAND — (6.7%)
	Adecco Group AG	1,552,105	48,552,499

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Allreal Holding AG	207,730	$36,961,252
*	Aluflexpack AG	1,010	17,573
*	ams-OSRAM AG	490,559	4,755,100
*	Arbonia AG	816,045	11,489,072
	Autoneum Holding AG	56,693	7,596,506
	Baloise Holding AG	323,666	61,942,974
	Banque Cantonale de Geneve	34,990	10,349,066
	Banque Cantonale du Jura SA	3,334	215,986
	Banque Cantonale Vaudoise	9,455	942,163
	Bell Food Group AG	38,633	11,844,348
	Bellevue Group AG	6,424	109,077
	Berner Kantonalbank AG	51,438	13,864,371
	Bucher Industries AG	6,804	2,650,017
	Bystronic AG	5,583	2,131,813
#	Calida Holding AG	2,490	75,063
	Carlo Gavazzi Holding AG	8,949	2,143,570
	Cembra Money Bank AG	184,921	16,652,751
#*	Cicor Technologies Ltd.	21,958	1,333,323
	Cie Financiere Tradition SA	17,187	3,007,161
	Clariant AG	1,226,429	17,044,399
	EFG International AG	1,966,481	26,872,933
#	Feintool International Holding AG	63,653	1,200,334
	Flughafen Zurich AG	19,055	4,492,075
	Forbo Holding AG	255	250,696
#*	GAM Holding AG	755,916	111,939
	Gurit Holding AG, Class BR	14,850	326,148
	Helvetia Holding AG	613,525	103,631,165
	Huber & Suhner AG	17,355	1,642,586
	Implenia AG	306,846	10,845,786
	Investis Holding SA	18,658	2,377,583
	Jungfraubahn Holding AG	27,012	5,147,122
*	Kudelski SA	37,289	60,845
	Landis & Gyr Group AG	257,519	20,744,394
	Liechtensteinische Landesbank AG	203,052	16,577,568
	Luzerner Kantonalbank AG	173,186	12,798,673
Ω	Medmix AG	33,905	389,146
	Meier Tobler Group AG	583	19,320

		Shares	Value»
SWITZERLAND — (Continued)
	Metall Zug AG, Class B	1,247	$1,741,421
	Mikron Holding AG	3,236	56,196
	Mobimo Holding AG	130,204	40,346,561
*Ω	Montana Aerospace AG	28,935	511,064
	Naturenergie Holding AG	29,733	1,243,073
	OC Oerlikon Corp. AG Pfaffikon	1,171,092	5,362,253
	Orell Fuessli AG	244	21,767
	Phoenix Mecano AG	8,222	4,201,604
	Rieter Holding AG	28,292	2,995,235
	Schweiter Technologies AG	5,171	2,361,615
	Siegfried Holding AG	58,589	76,531,508
	St. Galler Kantonalbank AG	51,081	24,908,538
	Swiss Prime Site AG	675,650	73,295,614
	Thurgauer Kantonalbank	11,153	1,614,255
	TX Group AG	12,148	2,085,208
	u-blox Holding AG	5,322	407,294
	Valiant Holding AG	43,625	5,084,322
	Vaudoise Assurances Holding SA	22,405	11,946,476
	Vetropack Holding AG	130,251	4,317,929
	Vontobel Holding AG	321,180	20,909,375
	VP Bank AG, Class A	62,216	5,250,784
*	V-ZUG Holding AG	18,498	1,160,907
	Walliser Kantonalbank	17,948	2,348,122
	Zehnder Group AG	115,080	6,426,638
	Zug Estates Holding AG, Class B	698	1,531,311
	Zuger Kantonalbank	404	3,850,429

TOTAL SWITZERLAND			761,675,896

UNITED KINGDOM — (12.5%)
	abrdn PLC	11,946,480	20,352,737
#*	Alliance Pharma PLC	275,110	159,595
	Anglo-Eastern Plantations PLC	349,319	2,995,037
	Ashmore Group PLC	510,400	1,395,943
#*Ω	Aston Martin Lagonda Global Holdings PLC	48,148	71,026
	Atalaya Mining PLC	138,882	657,385
*	Auction Technology Group PLC	130,838	759,807
Ω	Bakkavor Group PLC	2,563,523	4,970,714
	Balfour Beatty PLC	8,689,209	49,661,074
	Bank of Georgia Group PLC	848,250	45,608,489

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Barratt Redrow PLC	9,721,764	$56,012,789
	Beazley PLC	802,802	7,825,929
	Bellway PLC	2,120,961	77,454,866
	Bloomsbury Publishing PLC	494,316	4,320,207
	Bodycote PLC	2,256,790	16,030,066
	Breedon Group PLC	1,191,478	6,759,689
	Burford Capital Ltd.	406,582	5,474,103
	C&C Group PLC	1,443,506	2,740,222
*	Camellia PLC	661	37,936
	Capital Ltd.	127,318	142,233
	Capricorn Energy PLC	1,139,526	3,121,418
	Card Factory PLC	2,711,939	2,947,918
#	Carr’s Group PLC	662,780	928,656
	Castings PLC	476,009	1,667,256
	Centamin PLC	25,389,076	52,087,834
	Central Asia Metals PLC	1,812,225	4,092,328
	Chemring Group PLC	747,968	3,450,101
	Chesnara PLC	983,878	3,202,331
*	Close Brothers Group PLC	1,500,777	4,421,727
	Costain Group PLC	239,249	322,887
	Crest Nicholson Holdings PLC	4,181,900	9,121,884
*	Currys PLC	3,853,195	4,103,608
*	De La Rue PLC	97,420	123,953
	DFS Furniture PLC	579,030	982,973
	Direct Line Insurance Group PLC	5,657,375	11,962,625
	Diversified Energy Co. PLC (DEC LN)	1,537	18,552
	Drax Group PLC	4,062,269	32,721,834
	DS Smith PLC	1,485,702	10,445,457
	Ecora Resources PLC	1,340,365	1,076,765
	Elementis PLC	8,444,337	14,579,200
*	EnQuest PLC	20,772,951	3,281,971
	Epwin Group PLC	229,279	313,258
	Essentra PLC	11,888	22,801
	Firstgroup PLC	10,473,501	18,033,528
#	Flowtech Fluidpower PLC	74,886	84,419
	Foxtons Group PLC	2,213,845	1,680,084
*	Frasers Group PLC	2,203,767	21,794,379
	Fresnillo PLC	710,767	6,763,447
	Fuller Smith & Turner PLC, Class A	5,756	52,751
	Future PLC	415,115	4,700,116
	Galliford Try Holdings PLC	581,780	2,909,323
*	Genel Energy PLC	482,377	490,589
	Genuit Group PLC	385,396	2,330,123
*	Georgia Capital PLC	185,716	2,429,049

		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC, CDI	5,225,428	$67,588,014
	Grainger PLC	10,075,961	29,606,064
*	Greencore Group PLC	3,777,249	10,158,221
*	Griffin Mining Ltd.	11,516	21,864
#	Gulf Keystone Petroleum Ltd.	1,782,395	2,968,190
*	Gulf Marine Services PLC	644,968	143,784
*Ω	Gym Group PLC	37,605	74,761
	H&T Group PLC	82,514	393,943
	Halfords Group PLC	4,044,118	8,711,485
	Hargreaves Services PLC	18,548	130,912
	Harworth Group PLC	273,197	626,104
	Headlam Group PLC	383,857	647,597
	Helical PLC	1,179,845	3,036,888
	Henry Boot PLC	1,192,226	3,501,814
	Hiscox Ltd.	205,478	2,857,012
*	Hochschild Mining PLC	2,027,898	5,989,506
	Hunting PLC	1,045,219	4,038,135
Ω	Ibstock PLC	2,125,081	5,504,398
	IG Group Holdings PLC	1,074,142	12,428,505
	Inchcape PLC	6,041	55,874
*	International Distribution Services PLC	5,306,434	23,090,587
	International Personal Finance PLC	1,471,552	2,528,794
	iomart Group PLC	55,118	61,320
	Ithaca Energy PLC	36,540	47,964
	ITV PLC	3,630,801	3,457,647
*	James Fisher & Sons PLC	43,951	192,628
*	John Wood Group PLC	2,747,401	4,489,423
	Johnson Matthey PLC	989,300	19,036,848
	Jupiter Fund Management PLC	4,149,387	4,323,436
	Just Group PLC	1,094,802	1,888,532
	Keller Group PLC	1,423,361	29,833,230
	Kier Group PLC	2,849,470	5,272,029
	Kingfisher PLC	1,659,436	6,275,660
	Lancashire Holdings Ltd.	837,232	6,792,205
	Learning Technologies Group PLC	483,527	563,216
	LSL Property Services PLC	6,233	24,252
	M&G PLC	1,401,612	3,511,386

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	17,985,516	$87,263,835
	Marshalls PLC	589,464	2,577,052
*	Marston’s PLC	4,996,763	2,464,227
	Mears Group PLC	1,698,361	7,449,243
*	Mitchells & Butlers PLC	4,692,850	15,173,999
	MJ Gleeson PLC	557,566	4,361,312
*	Mobico Group PLC	5,372,338	4,806,178
	Morgan Sindall Group PLC	79,698	3,850,447
	MP Evans Group PLC	88,950	1,057,772
*	N Brown Group PLC	11,459	5,796
	Norcros PLC	172,569	609,025
Ω	On the Beach Group PLC	329,540	615,406
	OSB Group PLC	5,960,729	26,981,706
	Pan African Resources PLC	3,447,514	1,606,212
	Paragon Banking Group PLC	6,508,032	57,186,728
	Persimmon PLC	1,510,824	28,632,040
*	Petra Diamonds Ltd.	54,284	24,951
	Pets at Home Group PLC	6,295,024	24,026,563
	Pharos Energy PLC	997,016	280,074
	Pinewood Technologies Group PLC	863,704	3,693,905
*	Playtech PLC	4,878,025	45,652,001
	Premier Foods PLC	16,958,900	41,042,373
	QinetiQ Group PLC	112,643	664,931
Ω	Quilter PLC	18,142,810	33,744,676
	Rathbones Group PLC	15,069	323,958
	Reach PLC	4,117,624	4,921,510
	Renewi PLC	480,866	3,767,105
	RHI Magnesita NV	18,054	747,567
	Ricardo PLC	115,231	620,974
	RWS Holdings PLC	140,880	269,337
	S&U PLC	8,638	186,941
#*	S4 Capital PLC	73,842	35,517
*	Saga PLC	454,251	656,817
	Senior PLC	2,847,241	4,822,471
	Serco Group PLC	339,356	766,778
	Serica Energy PLC	398,074	733,232
	Severfield PLC	1,630,646	1,802,034
*	SIG PLC	4,981,952	1,475,319
*	Sigmaroc PLC	18,641	18,758
	Speedy Hire PLC	9,014,611	3,842,663
Ω	Spire Healthcare Group PLC	4,895,643	13,587,877
	TBC Bank Group PLC	380,782	13,503,205

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	TI Fluid Systems PLC	428,367	$942,142
	TP ICAP Group PLC	6,551,797	19,057,401
	Travis Perkins PLC	2,762,464	28,764,298
	Trifast PLC	319,768	339,897
	TT Electronics PLC	2,441,701	2,498,764
	Vanquis Banking Group PLC	84,256	49,083
	Vertu Motors PLC	3,673,256	3,202,227
	Vesuvius PLC	6,350,622	29,197,430
*	Vistry Group PLC	5,702,074	67,009,472
	Vp PLC	275,589	2,089,198
*Ω	Watches of Switzerland Group PLC	34,806	182,978
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	62,310	707,717
	Zigup PLC	4,034,023	18,394,440

TOTAL UNITED KINGDOM			1,417,854,782

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	493,655	3,189,008
*	Alcoa Corp., CDI	125,093	4,933,260
	Noble Corp. PLC	1,970	63,220

TOTAL UNITED STATES			8,185,488

TOTAL COMMON STOCKS			11,089,128,420

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 4.050%	24,988	1,215,107
	Jungheinrich AG, 2.998%	224,603	6,147,934
	Sixt SE, 6.877%	19,076	1,192,832
	STO SE & Co. KGaA, 4.132%	25,064	3,324,743

TOTAL GERMANY			11,880,616

RIGHTS/WARRANTS — (0.0%)

ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	7,259,866	0
#*	Webuild SpA Warrants 08/02/2030	347,241	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (0.0%)
* GAM Holding AG Rights 11/13/2024	755,916	$92,569

TOTAL RIGHTS/WARRANTS		92,569

TOTAL INVESTMENT SECURITIES (Cost $8,561,346,044)		11,101,101,605

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	19,988,151	$231,182,958

TOTAL INVESTMENTS — (100.0%) (Cost $8,792,522,015)			$11,332,284,563

As of October 31, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	340	12/20/24	$98,296,973	$97,554,500	$(742,473)

Total Futures Contracts			$98,296,973	$97,554,500	$(742,473)

As of October 31, 2024, the value of Rule 144A securities amounted to $323,212,255 or 2.9% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$733,702,874	$54,974	$733,757,848
Austria	—	80,628,155	—	80,628,155
Belgium	—	148,385,165	—	148,385,165
Canada	$1,398,809,169	379,204	—	1,399,188,373
China	—	286,427	—	286,427
Denmark	—	359,629,905	—	359,629,905
Finland	—	230,967,491	—	230,967,491
France	129,715	499,625,334	—	499,755,049
Gabon	—	106,943	—	106,943
Germany	—	391,092,053	—	391,092,053
Hong Kong	—	202,134,970	170,585	202,305,555
Ireland	—	9,761,774	—	9,761,774
Israel	142,656	86,814,965	—	86,957,621
Italy	—	730,050,722	—	730,050,722
Japan	—	2,799,749,025	—	2,799,749,025
Netherlands	—	259,112,278	—	259,112,278
New Zealand	—	13,830,058	—	13,830,058
Norway	218,333	78,411,711	—	78,630,044
Portugal	—	66,715,610	—	66,715,610
Singapore	—	71,872,942	—	71,872,942
Spain	—	416,646,438	—	416,646,438
Sweden	601,953	321,380,825	—	321,982,778

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$761,675,896	—	$761,675,896
United Kingdom	—	1,417,854,782	—	1,417,854,782
United States	—	8,185,488	—	8,185,488
Preferred Stocks
Germany	—	11,880,616	—	11,880,616
Rights/Warrants
Switzerland	—	92,569	—	92,569
Securities Lending Collateral	—	231,182,958	—	231,182,958

Total Investments in Securities	$1,399,901,826	$9,932,157,178	$225,559<>	$11,332,284,563

Financial Instruments
Liabilities
Futures Contracts**	$(742,473)	—	—	(742,473)

Total Financial Instruments	$(742,473)	—	—	$(742,473)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.7%)
	Accent Group Ltd.	376,491	$581,937
	Acrow Ltd.	257,876	179,157
#	Adairs Ltd.	203,880	355,167
	AGL Energy Ltd.	78,701	540,362
*	Ainsworth Game Technology Ltd.	31,523	14,999
#*	Alkane Resources Ltd.	328,751	122,490
*	Alliance Aviation Services Ltd.	54,104	96,118
	ALS Ltd.	21,204	195,742
#*	AMA Group Ltd.	1,923,960	80,488
	Amotiv Ltd.	138,052	960,868
	AMP Ltd.	1,395,553	1,303,646
	Ampol Ltd.	91,071	1,667,376
	Ansell Ltd.	60,760	1,235,539
	ANZ Group Holdings Ltd.	120,660	2,459,112
	APA Group	83,407	381,900
#*	Arafura Rare Earths Ltd. (ARU AU)	281,678	27,618
	ARB Corp. Ltd.	31,045	841,053
	Aristocrat Leisure Ltd.	90,766	3,652,390
#	ARN Media Ltd.	200,589	97,370
	ASX Ltd.	1,336	56,896
	Atlas Arteria Ltd.	38,600	123,567
	AUB Group Ltd.	23,469	491,845
#*	Aurelia Metals Ltd.	1,541,009	187,427
	Aurizon Holdings Ltd.	1,179,100	2,614,379
*	Aussie Broadband Ltd.	105,298	251,461
*	Austal Ltd.	274,983	593,750
#	Austin Engineering Ltd.	207,907	71,861
*	Australian Agricultural Co. Ltd.	175,967	162,708
#	Australian Clinical Labs Ltd.	130,070	309,270
	Australian Ethical Investment Ltd.	65,952	194,906
	Australian Finance Group Ltd.	130,244	136,633
#*	Australian Strategic Materials Ltd.	76,789	26,775
	Auswide Bank Ltd.	31,481	87,269
	Autosports Group Ltd.	17,198	25,406
††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	110,259	129,989
	Bank of Queensland Ltd.	275,368	1,177,834

		Shares	Value»
AUSTRALIA — (Continued)
*	Bannerman Energy Ltd. (BMN AU)	11,984	$23,391
	Bapcor Ltd.	202,739	607,469
	Beach Energy Ltd.	1,248,635	1,022,705
#	Beacon Lighting Group Ltd.	74,050	142,729
	Bega Cheese Ltd.	264,917	892,895
	Bell Financial Group Ltd.	111,621	93,014
	Bendigo & Adelaide Bank Ltd.	146,622	1,181,308
	BHP Group Ltd. (BHP AU)	596,070	16,560,353
	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	733,237
	BlueScope Steel Ltd	226,025	3,003,499
*	Boss Energy Ltd.	89,437	198,894
	Brambles Ltd.	435,330	5,241,380
*	Bravura Solutions Ltd.	268,444	266,227
	Breville Group Ltd.	38,773	805,916
	Brickworks Ltd.	57,878	1,028,205
	Capitol Health Ltd.	499,605	123,181
	Capral Ltd.	20,818	130,630
*	Capricorn Metals Ltd.	172,407	715,939
	CAR Group Ltd.	24,301	598,558
*	Carnarvon Energy Ltd.	949,415	96,081
	Cedar Woods Properties Ltd.	45,049	170,154
*	Centrebet International Ltd.	6,648	0
#*	Cettire Ltd.	178,715	177,178
	Challenger Ltd.	441,287	1,747,737
	Champion Iron Ltd.	255,055	978,919
	Cleanaway Waste Management Ltd.	652,951	1,169,038
*	Coast Entertainment Holdings Ltd.	352,453	103,392
	Cobram Estate Olives Ltd.	44,506	56,227
	Cochlear Ltd.	3,417	632,618
	Codan Ltd.	41,367	427,997
	Coles Group Ltd.	309,984	3,577,678
	Collins Foods Ltd.	175,557	958,467
*	Comet Ridge Ltd.	251,875	26,376
	Commonwealth Bank of Australia	66,429	6,196,120
	Computershare Ltd.	98,078	1,695,519
*	Cooper Energy Ltd.	1,697,314	194,819

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Corporate Travel Management Ltd.	63,421	$513,771
	Credit Corp. Group Ltd.	43,121	487,212
	Data#3 Ltd.	134,632	644,983
*	De Grey Mining Ltd.	15,569	15,499
*	Deep Yellow Ltd.	18,066	16,027
	Deterra Royalties Ltd.	226,326	547,552
#*	Develop Global Ltd.	12,805	21,631
	Dicker Data Ltd.	50,929	287,524
	Domain Holdings Australia Ltd.	76,695	151,166
	Domino’s Pizza Enterprises Ltd.	9,453	206,884
	Downer EDI Ltd.	464,048	1,700,292
*	DUG Technology Ltd.	15,667	19,023
	Duratec Ltd.	83,910	90,494
	Eagers Automotive Ltd.	66,570	482,994
	Elanor Investor Group	45,594	24,604
	Elders Ltd.	142,128	792,798
#*	Electro Optic Systems Holdings Ltd.	19,461	18,173
*	Emeco Holdings Ltd.	351,013	177,792
*	Emerald Resources NL	195,959	538,213
*	EML Payments Ltd.	88,850	38,947
	Endeavour Group Ltd.	335,365	1,031,620
	Enero Group Ltd.	79,986	58,481
	EQT Holdings Ltd.	12,304	250,595
	Euroz Hartleys Group Ltd.	3,066	1,646
	Evolution Mining Ltd.	595,063	2,040,203
	EVT Ltd.	79,473	567,453
*	Fenix Resources Ltd.	396,703	70,520
	Fiducian Group Ltd.	1,933	11,621
*	FleetPartners Group Ltd.	289,870	555,611
	Fleetwood Ltd.	80,117	108,108
#	Flight Centre Travel Group Ltd.	53,419	558,712
	Fortescue Ltd.	404,831	5,069,637
#*	Frontier Digital Ventures Ltd.	56,903	16,914
	G8 Education Ltd.	946,251	833,519
	Generation Development Group Ltd.	28,703	64,702
	Gold Road Resources Ltd.	980,621	1,278,997
	GR Engineering Services Ltd.	56,753	78,712

		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	218,250	$1,289,636
	Grange Resources Ltd.	650,790	106,792
	GWA Group Ltd.	227,822	347,435
	Hansen Technologies Ltd.	140,451	458,653
	Harvey Norman Holdings Ltd.	251,673	754,789
*	Healius Ltd.	630,670	682,260
	Helia Group Ltd.	399,142	1,060,526
	Helloworld Travel Ltd.	19,262	22,707
	Horizon Oil Ltd.	293,270	36,448
*	Hot Chili Ltd.	64,306	35,549
	HUB24 Ltd.	14,305	643,830
#	Humm Group Ltd.	324,816	151,376
#	IDP Education Ltd.	113,099	1,029,647
	IGO Ltd.	81,051	277,653
	Iluka Resources Ltd.	309,193	1,188,299
	Imdex Ltd.	336,475	571,614
	Incitec Pivot Ltd.	449,190	886,125
	Infomedia Ltd.	301,785	281,556
	Inghams Group Ltd.	318,889	599,396
	Insignia Financial Ltd.	260,215	563,217
	Insurance Australia Group Ltd.	511,133	2,509,896
#	Integral Diagnostics Ltd.	91,610	187,844
*	Invictus Energy Ltd.	59,049	2,673
#	IPD Group Ltd.	15,353	46,612
	IPH Ltd.	108,013	380,055
*	IRESS Ltd.	3,455	22,468
	IVE Group Ltd.	122,588	171,087
*	James Hardie Industries PLC (JHX AU), CDI	79,059	2,521,448
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	1,506	48,041
	JB Hi-Fi Ltd.	53,059	2,847,265
	Johns Lyng Group Ltd.	154,625	387,165
*	Judo Capital Holdings Ltd.	150,633	185,114
	Jupiter Mines Ltd.	724,120	83,188
*	Karoon Energy Ltd.	560,073	510,525
	Kelly Partners Group Holdings Ltd.	11,361	60,462
	Kelsian Group Ltd.	20,164	51,625
	Kogan.com Ltd.	6,771	20,600
	Lendlease Corp. Ltd.	228,199	1,011,083
#	Lifestyle Communities Ltd.	80,840	455,674

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Lindsay Australia Ltd.	286,919	$159,926
	Lottery Corp. Ltd.	547,387	1,788,578
	Lovisa Holdings Ltd.	33,755	655,895
	Lycopodium Ltd.	17,864	134,240
*	Lynas Rare Earths Ltd.	18,326	91,076
#	MA Financial Group Ltd.	10,560	44,342
	Maas Group Holdings Ltd.	4,010	12,325
	Macmahon Holdings Ltd.	1,350,407	337,232
	Macquarie Group Ltd.	10,507	1,590,206
*	Macquarie Technology Group Ltd.	832	45,182
	Mader Group Ltd.	8,058	32,105
	Magellan Financial Group Ltd.	219,182	1,535,593
*	Mayne Pharma Group Ltd.	35,426	99,751
	McMillan Shakespeare Ltd.	37,447	359,348
	Medibank Pvt Ltd.	415,793	977,189
#*	Mesoblast Ltd. (MSB AU)	230,073	197,601
#*	Metals X Ltd.	449,738	143,247
	Metcash Ltd.	848,244	1,701,461
*	Metro Mining Ltd.	1,754,911	60,816
	Michael Hill International Ltd. (MHJ AU)	50,276	19,774
	Mineral Resources Ltd.	38,323	984,802
	Monadelphous Group Ltd.	96,861	798,520
	Monash IVF Group Ltd.	310,841	239,511
*	Mount Gibson Iron Ltd.	610,825	122,321
	Myer Holdings Ltd.	960,406	569,807
	MyState Ltd.	87,675	218,228
	National Australia Bank Ltd.	213,086	5,400,690
	Navigator Global Investments Ltd.	226,462	256,558
	Netwealth Group Ltd.	68,493	1,235,794
	New Hope Corp. Ltd.	460,646	1,470,752
*	NEXTDC Ltd.	44,415	474,445
	nib holdings Ltd.	229,822	869,956
	Nick Scali Ltd.	64,145	589,790
	Nickel Industries Ltd.	548,068	323,793
	Nine Entertainment Co. Holdings Ltd.	673,291	518,021

		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	267,737	$3,106,925
	NRW Holdings Ltd.	639,060	1,610,481
	Nufarm Ltd.	245,934	619,744
*	OFX Group Ltd.	176,289	169,073
*	Omni Bridgeway Ltd.	76,746	46,131
	oOh!media Ltd.	372,425	302,063
	Orica Ltd.	180,388	2,049,020
	Origin Energy Ltd.	78,122	493,269
	Orora Ltd.	277,845	439,149
	Pacific Current Group Ltd.	51,154	367,319
	Pacific Smiles Group Ltd.	19,803	24,929
*	Paladin Energy Ltd.	20,201	132,995
	Panoramic Resources Ltd.	867,532	3,996
*	Pantoro Ltd.	1,006,031	82,509
	Peet Ltd.	288,046	257,844
*	Peninsula Energy Ltd.	373,781	22,616
	Pepper Money Ltd.	100,354	94,330
	Perenti Ltd.	1,146,997	881,186
	Perpetual Ltd.	37,914	503,090
	Perseus Mining Ltd.	1,502,020	2,808,231
	Peter Warren Automotive Holdings Ltd.	11,323	12,853
*	PEXA Group Ltd.	3,745	33,271
#*	Pilbara Minerals Ltd.	1,409,964	2,611,517
	Pinnacle Investment Management Group Ltd.	16,365	214,943
	Platinum Asset Management Ltd.	77,272	62,123
#*	Praemium Ltd.	88,436	39,238
	Premier Investments Ltd.	83,289	1,832,850
	Pro Medicus Ltd.	19,738	2,500,317
	Propel Funeral Partners Ltd.	27,169	108,140
	PWR Holdings Ltd.	4,491	26,797
*	Qantas Airways Ltd.	14,656	77,596
	QBE Insurance Group Ltd.	223,425	2,522,495
	Qube Holdings Ltd.	397,125	968,569
	Ramelius Resources Ltd.	1,161,541	1,812,267
	Ramsay Health Care Ltd.	41,293	1,086,071
	REA Group Ltd.	3,433	507,517
*	ReadyTech Holdings Ltd.	22,182	43,204
	Reece Ltd.	41,680	621,057
	Regis Healthcare Ltd.	90,982	387,021

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Regis Resources Ltd.	1,107,573	$1,950,992
	Reject Shop Ltd.	33,459	63,354
	Reliance Worldwide Corp. Ltd.	484,715	1,650,352
	Resimac Group Ltd.	22,675	13,179
*	Resolute Mining Ltd.	2,959,916	1,582,635
*	Retail Food Group Ltd.	1,679,197	71,968
	Ridley Corp. Ltd.	228,380	396,627
	Rio Tinto Ltd.	46,130	3,622,013
*	RPMGlobal Holdings Ltd.	81,932	159,616
*	Sandfire Resources Ltd.	393,692	2,664,390
	Santos Ltd.	1,745,460	7,765,310
	SEEK Ltd.	9,124	148,230
*	Select Harvests Ltd.	88,431	210,603
	Servcorp Ltd.	39,763	131,557
	Service Stream Ltd.	562,898	557,971
	Seven Group Holdings Ltd.	49,193	1,340,278
*	Seven West Media Ltd.	692,651	72,836
	SG Fleet Group Ltd.	80,958	143,806
	Shaver Shop Group Ltd.	124,120	113,068
	Sigma Healthcare Ltd.	1,004,811	1,290,035
*	Silver Mines Ltd.	20,244	1,461
	Sims Ltd. (SGM AU)	99,760	829,004
	SmartGroup Corp. Ltd.	79,136	401,505
	Solvar Ltd.	173,483	150,091
	Sonic Healthcare Ltd.	41,009	722,592
	South32 Ltd. (S32 AU)	861,340	2,065,626
	Southern Cross Electrical Engineering Ltd.	255,305	272,902
#	Southern Cross Media Group Ltd.	120,295	41,059
*	Spartan Resources Ltd.	159,653	165,956
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	378,910	277,018
*	St Barbara Ltd.	388,843	117,391
	Stanmore Resources Ltd.	18,847	38,672
#*	Star Entertainment Group Ltd.	1,551,734	241,913
	Steadfast Group Ltd.	226,640	816,234
	Suncorp Group Ltd.	270,121	3,168,583

		Shares	Value»
AUSTRALIA — (Continued)
	Super Retail Group Ltd.	160,643	$1,523,297
*	Superloop Ltd.	199,793	244,082
#*	Syrah Resources Ltd.	528,592	102,892
	Tabcorp Holdings Ltd.	1,958,443	600,770
	Technology One Ltd.	95,715	1,525,505
	Telstra Group Ltd. (TLS AU)	349,431	874,774
*	Temple & Webster Group Ltd.	1,595	12,050
#*†† Ten Sixty Four Ltd.		189,882	13,746
#	Terracom Ltd.	493,938	64,639
	TPG Telecom Ltd.	62,307	184,428
	Transurban Group	22,232	185,280
	Treasury Wine Estates Ltd.	89,084	661,390
*	Tuas Ltd.	42,224	142,305
*	Tyro Payments Ltd.	377,952	191,127
*	Vault Minerals Ltd.	4,483,676	1,154,854
	Ventia Services Group Pty. Ltd.	450,729	1,353,677
Ω	Viva Energy Group Ltd.	626,995	1,078,605
	Vulcan Steel Ltd.	11,574	56,568
*	WEB Travel Group Ltd.	51,791	136,012
*	Webjet Group Ltd.	51,791	26,415
	Wesfarmers Ltd.	116,165	5,110,234
*	West African Resources Ltd.	1,278,657	1,535,019
	Westgold Resources Ltd.	551,180	1,160,192
	Westpac Banking Corp.	144,961	3,044,440
	Whitehaven Coal Ltd.	572,267	2,559,398
	WiseTech Global Ltd.	1,620	124,381
	Woodside Energy Group Ltd. (WDS AU)	266,248	4,190,329
#	Woodside Energy Group Ltd. (WDS US), ADR	7,736	121,845
	Woolworths Group Ltd.	127,567	2,501,997
	Worley Ltd.	120,186	1,103,631
*	Xero Ltd.	3,203	311,189
	XRF Scientific Ltd.	47,679	51,311
#	Yancoal Australia Ltd.	274,750	1,175,695

TOTAL AUSTRALIA			234,809,183

AUSTRIA — (0.5%)
	Addiko Bank AG	8,740	185,675
	Agrana Beteiligungs
	AG	6,973	80,374

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	ANDRITZ AG	32,599	$1,968,102
#*	AT&S Austria Technologie & Systemtechnik AG	18,600	341,431
Ω	BAWAG Group AG	23,691	1,836,280
	CA Immobilien Anlagen AG	5,213	126,399
*	DO & Co. AG	5,776	897,922
	Erste Group Bank AG	46,747	2,644,276
*	Eurotelesites AG	20,934	113,485
	EVN AG	24,912	691,964
*	Immofinanz AG (IIA AV)	7,951	0
*	Lenzing AG	586	20,104
	Mayr Melnhof Karton AG	1,052	93,657
	Oberbank AG	1,137	86,734
	Oesterreichische Post AG	9,879	313,315
	OMV AG	60,881	2,522,949
	Palfinger AG	6,948	154,422
	PIERER Mobility AG	624	8,667
*	POLYTEC Holding AG	7,318	19,884
	Porr AG	17,372	274,655
	Raiffeisen Bank International AG	83,542	1,496,544
*	Rosenbauer International AG	301	11,298
	Schoeller-Bleckmann Oilfield Equipment AG	2,172	65,210
	Semperit AG Holding	5,812	72,361
	Strabag SE (STR AV)	2,516	99,061
	Telekom Austria AG	83,736	692,190
*	UBM Development AG	2,555	53,759
	UNIQA Insurance Group AG	71,312	559,019
	Verbund AG	10,904	897,990
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	749,911
	voestalpine AG	45,346	943,968
	Wienerberger AG	16,397	495,208
	Zumtobel Group AG	20,733	119,978

TOTAL AUSTRIA			18,636,792

BELGIUM — (1.5%)
	Ackermans & van
	Haaren NV	15,891	3,236,236
	Ageas SA	110,156	5,748,848
*	AGFA-Gevaert NV	120,257	126,265

		Shares	Value»
BELGIUM — (Continued)
	Anheuser-Busch InBev SA (ABI BB)	54,056	$3,205,054
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	6,428	381,630
*	Argenx SE (ARGX BB)	66	38,917
*	Atenor	14,910	71,423
	Azelis Group NV	840	16,828
	Barco NV	9,667	120,210
	Bekaert SA	41,644	1,521,848
	bpost SA	25,692	67,261
	Cie d’Entreprises CFE	8,983	59,722
#	CMB Tech NV	50,821	706,920
	Colruyt Group NV	31,360	1,465,015
	Deceuninck NV	104,979	263,976
	Deme Group NV	6,977	1,066,702
	Econocom Group SA NV	79,009	170,254
	Elia Group SA	3,771	358,832
	EVS Broadcast Equipment SA	9,610	297,545
	Fagron	43,171	873,814
*	Galapagos NV (GLPG BB)	31,943	852,766
*	Galapagos NV (GLPG NA)	11,491	306,769
	Gimv NV	16,111	665,151
	Greenyard NV	15,994	104,268
#	Immobel SA	3,075	62,049
	KBC Group NV	137,693	10,029,718
	Kinepolis Group NV	7,107	299,688
	Lotus Bakeries NV	212	2,778,919
	Melexis NV	8,935	583,531
*	Ontex Group NV	62,857	528,880
*	Orange Belgium SA	3,634	58,857
	Proximus SADP	131,371	959,405
	Recticel SA	25,076	329,344
	Sipef NV	4,879	300,017
	Solvay SA	72,824	2,962,781
	Syensqo SA	72,824	5,649,340
#	Tessenderlo Group SA	22,863	619,751
	UCB SA	6,378	1,228,074
	Umicore SA	144,036	1,734,104
	Van de Velde NV	4,118	140,173
	VGP NV	8,044	676,494
	Viohalco SA	29,708	166,811

TOTAL BELGIUM			50,834,190

CANADA — (11.3%)
*	5N Plus, Inc.	62,183	317,089

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Acadian Timber Corp.	8,376	$110,750
*	ACT Energy Technologies Ltd.	14,300	61,417
	ADENTRA, Inc.	20,125	554,888
	ADF Group, Inc.	18,600	135,992
*	Advantage Energy Ltd.	123,603	773,212
	Aecon Group, Inc.	73,109	1,217,652
	Africa Oil Corp.	288,677	371,122
	Ag Growth International, Inc.	12,733	451,396
	AGF Management Ltd., Class B	71,437	534,617
	Agnico Eagle Mines Ltd. (AEM CN)	21,832	1,884,451
	Agnico Eagle Mines Ltd. (AEM US)	1	90
*	Aimia, Inc.	62,327	112,357
*	Air Canada	72,400	981,210
#	AirBoss of America Corp.	8,831	26,512
	Alamos Gold, Inc. (AGI CN), Class A	94,469	1,908,581
	Algoma Central Corp.	4,796	52,185
	Algoma Steel Group, Inc. (ASTL US)	30,800	318,780
	Algonquin Power & Utilities Corp. (AQN CN)	70	338
	Algonquin Power & Utilities Corp. (AQN US)	87,587	423,921
	Alimentation Couche-Tard, Inc.	77,922	4,063,573
	AltaGas Ltd.	90,505	2,162,604
	Altius Minerals Corp.	13,807	261,196
*	Altius Renewable Royalties Corp.	3,600	30,691
	Altus Group Ltd.	1,466	55,467
	Amerigo Resources Ltd.	110,614	135,849
	Andlauer Healthcare Group, Inc.	10,355	305,440
#	Andrew Peller Ltd., Class A	19,492	55,437
	ARC Resources Ltd.	333,794	5,528,267
*	Aritzia, Inc.	53,652	1,727,453
*	Ascot Resources Ltd.	12,500	2,244
	Atco Ltd., Class I	13,600	471,973
*	Athabasca Oil Corp.	408,887	1,518,257
	AtkinsRealis Group, Inc.	50,073	2,409,517
*	ATS Corp. (ATS CN)	31,845	954,424

		Shares	Value»
CANADA — (Continued)
*	Aurora Cannabis, Inc. (ACB CN)	236	$1,277
#*	Aurora Cannabis, Inc. (ACB US)	1,285	6,967
*	AutoCanada, Inc.	22,525	240,077
	B2Gold Corp. (BTG US)	284,853	945,712
	B2Gold Corp. (BTO CN)	530,870	1,753,871
	Badger Infrastructure Solution	27,487	715,035
*	Ballard Power Systems, Inc. (BLDP US)	80,499	127,188
	Bank of Montreal (BMO CN)	4,685	426,928
	Bank of Montreal (BMO US)	58,550	5,335,076
	Bank of Nova Scotia (BNS CN)	1,321	68,016
	Bank of Nova Scotia (BNS US)	43,518	2,240,742
	Barrick Gold Corp. (0R22 LI)	45,774	880,784
	Barrick Gold Corp. (GOLD US)	73,760	1,425,043
*	Bausch & Lomb Corp.	7,261	147,253
*	Bausch Health Cos., Inc. (BHC US)	56,593	520,656
	Baytex Energy Corp.	325,034	917,430
	BCE, Inc. (BCE US)	24,773	799,177
#	Birchcliff Energy Ltd.	165,767	617,898
	Bird Construction, Inc.	56,174	1,222,849
	Black Diamond Group Ltd.	48,197	313,271
*	Bombardier, Inc. (BBD/A CN), Class A	244	17,922
*	Bombardier, Inc. (BBD/B CN), Class B	12,533	921,893
*	Bonterra Energy Corp.	28,474	68,713
	Boralex, Inc., Class A	10,928	262,693
	Boyd Group Services, Inc.	9,522	1,481,967
*	Bragg Gaming Group, Inc.	4,572	20,848
	Brookfield Infrastructure Corp. (BIPC US), Class A	1,281	52,623

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Wealth Solutions Ltd.	1,811	$96,110
#	BRP, Inc. (DOO CN)	4,900	241,595
#	BRP, Inc. (DOOO US)	8,008	394,554
*	CAE, Inc. (CAE CN)	11,275	198,397
*	CAE, Inc. (CAE US)	11,892	209,299
*	Calfrac Well Services Ltd.	46,274	127,953
	Calian Group Ltd.	6,388	220,358
*	Calibre Mining Corp.	65,939	119,816
	Canaccord Genuity Group, Inc.	97,194	699,450
#*	Canada Goose Holdings, Inc. (GOOS US)	28,406	278,947
	Canadian Imperial Bank of Commerce (CM CN)	36,572	2,288,065
	Canadian Imperial Bank of Commerce (CM US)	53,924	3,373,485
	Canadian National Railway Co. (CNI US)	54,198	5,849,048
	Canadian Natural Resources Ltd. (CNQ US)	246,730	8,393,755
	Canadian Pacific Kansas City Ltd. (CP US)	1,349	104,089
#	Canadian Tire Corp. Ltd., Class A	13,883	1,477,390
	Canadian Utilities Ltd., Class A	10,100	258,602
	Canadian Western Bank	87,755	3,608,269
*	Canfor Corp.	37,513	447,510
	Capital Power Corp.	24,784	1,005,173
*	Capstone Copper Corp.	229,892	1,590,017
#	Cardinal Energy Ltd.	179,476	826,257
	Cargojet, Inc.	1,500	146,612
	Cascades, Inc.	92,506	696,943
	CCL Industries, Inc., Class B	26,567	1,549,734
*	Celestica, Inc. (CLS CN)	21,177	1,449,165
*	Celestica, Inc. (CLS US)	40,104	2,743,114
	Cenovus Energy, Inc. (CVE CN)	851	13,685

		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	357,609	$5,746,777
	Centerra Gold, Inc.	373,962	2,642,857
	CES Energy Solutions Corp.	277,395	1,589,839
*	CGI, Inc. (GIB US)	10,175	1,126,474
*	CGI, Inc. (GIBA CN)	14,980	1,659,436
	Chesswood Group Ltd.	4,397	2,842
*	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	1,118,790
	CI Financial Corp.	88,652	1,458,061
*	Cineplex, Inc.	28,500	204,690
*	Cipher Pharmaceuticals, Inc.	6,200	66,972
#	Cogeco Communications, Inc.	11,638	586,351
	Cogeco, Inc.	13,904	607,148
	Colliers International Group, Inc. (CIGI CN)	34	5,197
	Computer Modelling Group Ltd.	57,670	473,835
*	Conifex Timber, Inc.	13,656	4,904
	Constellation Software, Inc.	1,992	6,007,461
	Converge Technology Solutions Corp.	149,527	322,175
	Corby Spirit & Wine Ltd.	7,550	69,408
*	Corus Entertainment, Inc., Class B	106,781	8,819
#*	Cronos Group, Inc. (CRON US)	192,240	401,782
*	Culico Metals, Inc.	12,366	1,066
	Definity Financial Corp.	37,708	1,455,130
*	Denison Mines Corp. (DML CN)	188,790	397,281
*	dentalcorp Holdings Ltd.	35,697	240,740
	Dexterra Group, Inc.	26,771	118,630
	Dollarama, Inc.	66,512	6,921,337
	Doman Building Materials Group Ltd.	75,905	448,665
*	Dorel Industries, Inc., Class B	29,518	116,601

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	24,324	$500,508
	Dundee Precious Metals, Inc.	236,003	2,400,117
	Dye & Durham Ltd.	12,384	169,348
	Dynacor Group, Inc.	30,800	127,195
	E-L Financial Corp. Ltd.	977	1,000,612
*	Eldorado Gold Corp. (EGO US)	64,527	1,120,834
*	Eldorado Gold Corp. (ELD CN)	67,605	1,175,985
	Element Fleet Management Corp.	140,093	2,866,556
#	Emera, Inc.	23,700	895,335
#	Empire Co. Ltd., Class A	88,526	2,554,020
#	Enbridge, Inc. (ENB US)	29,600	1,195,840
	Endeavour Mining PLC	122,990	2,723,302
	Enerflex Ltd. (EFX CN)	90,863	600,380
*	Energy Fuels, Inc.	615	3,717
	Enghouse Systems Ltd.	29,735	629,361
*	Ensign Energy Services, Inc.	205,018	412,289
	EQB, Inc.	27,013	2,072,416
#*	Equinox Gold Corp. (EQX CN)	28,050	155,124
*	Equinox Gold Corp. (EQX US)	78,755	436,303
*	ERO Copper Corp. (ERO CN)	23,172	425,545
*	ERO Copper Corp. (ERO US)	18,919	346,974
	Evertz Technologies Ltd.	20,056	170,548
	Exchange Income Corp.	14,890	585,505
	Exco Technologies Ltd.	20,517	123,631
	Extendicare, Inc.	46,701	308,578
	Fairfax Financial Holdings Ltd.	11,297	14,038,592
	Fiera Capital Corp.	60,771	423,806
	Finning International, Inc.	106,909	3,120,467
*	Firan Technology Group Corp.	12,100	60,919
	Firm Capital Mortgage Investment Corp.	20,900	169,620

		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (AG US)	14,613	$107,844
*	First Mining Gold Corp.	344,000	35,824
	First National Financial Corp.	11,200	326,585
*	First Quantum Minerals Ltd.	90,032	1,163,268
	FirstService Corp. (FSV CN)	3,019	558,982
*	Fission Uranium Corp.	126,392	86,237
	Foraco International SA	56,346	91,458
	Fortis, Inc. (FTS US)	9,500	410,685
*	Fortuna Mining Corp. (FSM US)	237,686	1,181,299
*	Fortuna Mining Corp. (FVI CN)	170,249	847,364
	Franco-Nevada Corp. (FNV CN)	58	7,699
	Franco-Nevada Corp. (FNV US)	2,083	276,331
#	Freehold Royalties Ltd.	69,242	682,797
	Frontera Energy Corp.	23,185	126,220
*	Galiano Gold, Inc.	36,893	63,593
	Gamehost, Inc.	6,382	48,403
*	GDI Integrated Facility Services, Inc.	7,540	198,363
#	Gear Energy Ltd.	163,204	62,124
	George Weston Ltd.	14,030	2,225,393
	GFL Environmental, Inc.	24,200	1,011,560
	Gibson Energy, Inc.	78,274	1,298,617
	Gildan Activewear, Inc. (GIL CN)	4,746	232,264
	Gildan Activewear, Inc. (GIL US)	57,447	2,809,158
	goeasy Ltd.	9,293	1,182,224
*	GoGold Resources, Inc.	44,852	51,541
*	GoldMoney, Inc.	1,479	10,835
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	43,525
*	Gran Tierra Energy, Inc. (GTE US)	31,661	200,098
	Great-West Lifeco, Inc.	5,328	178,780
	Guardian Capital Group Ltd., Class A	11,233	322,384
*	Haivision Systems, Inc.	16,200	56,313

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Hammond Manufacturing Co. Ltd., Class A	2,500	$17,237
	Hammond Power Solutions, Inc.	7,805	676,431
*††	Hanfeng Evergreen, Inc.	5,700	0
	Headwater Exploration, Inc.	175,541	864,877
*	Heroux-Devtek, Inc.	26,704	616,608
	High Liner Foods, Inc.	17,597	165,183
*	HLS Therapeutics, Inc.	1,200	2,879
	Hudbay Minerals, Inc. (HBM CN)	321,439	2,883,450
	Hudbay Minerals, Inc. (HBM US)	56,200	502,990
Ω	Hydro One Ltd.	6,300	202,843
	iA Financial Corp., Inc.	76,148	6,204,064
*	IAMGOLD Corp. (IMG CN)	471,051	2,615,164
	IGM Financial, Inc.	18,591	558,524
*	Imperial Metals Corp.	59,862	92,866
	Imperial Oil Ltd. (IMO CN)	894	66,712
	Imperial Oil Ltd. (IMO US)	21,141	1,574,582
	Information Services Corp.	7,500	157,288
#	InPlay Oil Corp.	8,100	10,995
	Intact Financial Corp.	11,756	2,245,068
*	Interfor Corp.	69,789	961,864
*	Ivanhoe Mines Ltd., Class A	2,903	38,384
Ω	Jamieson Wellness, Inc.	8,509	202,710
#*	Journey Energy, Inc.	17,806	27,495
*	K92 Mining, Inc.	64,871	431,433
	K-Bro Linen, Inc.	6,446	152,082
*	Kelt Exploration Ltd.	169,312	794,057
	Keyera Corp.	43,187	1,326,302
	Kinross Gold Corp. (K CN)	607,485	6,130,042
	Kinross Gold Corp. (KGC US)	249,533	2,515,293
*	Kiwetinohk Energy Corp.	1,200	12,928
*	Knight Therapeutics, Inc.	51,768	209,697
*	Kolibri Global Energy, Inc.	17,957	59,584
#	KP Tissue, Inc.	7,100	41,814

		Shares	Value»
CANADA — (Continued)
	Labrador Iron Ore Royalty Corp.	47,051	$1,029,320
#*	Largo, Inc. (LGO US)	5,058	12,291
	Lassonde Industries, Inc., Class A	2,803	355,199
	Laurentian Bank of Canada	22,759	426,297
	Leon’s Furniture Ltd.	19,944	384,313
*	Lightspeed Commerce, Inc. (LSPD US)	3,913	59,165
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	1,743,940
	Loblaw Cos. Ltd.	6,674	843,771
*	Lucara Diamond Corp.	322,221	120,340
	Lundin Gold, Inc.	58,414	1,412,575
	Lundin Mining Corp.	412,816	4,014,457
	Magellan Aerospace Corp.	16,036	120,125
	Magna International, Inc. (MG CN)	7,174	283,230
	Magna International, Inc. (MGA US)	82,627	3,261,288
	Mainstreet Equity Corp.	1,005	150,358
*	Major Drilling Group International, Inc.	75,368	453,610
*	Mandalay Resources Corp.	12,837	31,347
	Maple Leaf Foods, Inc.	24,520	370,877
	Martinrea International, Inc.	118,042	873,223
*	Mattr Corp.	26,440	230,722
*	MDA Space Ltd.	59,866	915,823
	Medical Facilities Corp.	20,982	218,508
*	MEG Energy Corp.	243,727	4,454,952
	Melcor Developments Ltd.	10,353	96,589
	Methanex Corp. (MEOH US)	20,048	785,280
	Methanex Corp. (MX CN)	29,109	1,139,398
	Metro, Inc.	27,751	1,648,119
	Morguard Corp.	600	50,436
	MTY Food Group, Inc.	16,672	535,734
#	Mullen Group Ltd.	96,369	1,042,351
	National Bank of Canada	74,579	7,113,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	2,200	$12,419
*	New Gold, Inc. (NGD CN)	1,055,127	2,902,385
*	NFI Group, Inc.	3,945	44,908
	North American Construction Group Ltd. (NOA CN)	10,246	199,791
	North American Construction Group Ltd. (NOA US)	13,325	260,237
	North West Co., Inc.	48,708	1,833,437
	Northland Power, Inc.	137,918	2,095,985
	Nutrien Ltd. (NTR US)	101,772	4,852,502
	Nuvei Corp.	5,308	178,614
*	NuVista Energy Ltd.	212,874	1,709,291
*	Obsidian Energy Ltd. (OBE CN)	23,700	134,471
*	Obsidian Energy Ltd. (OBE US)	44,306	251,215
	OceanaGold Corp.	637,911	1,809,709
	Onex Corp.	29,369	2,113,952
	Open Text Corp. (OTEX CN)	4,642	139,225
	Open Text Corp. (OTEX US)	27,559	826,770
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc. (OGI CN)	38,775	65,723
#*	Organigram Holdings, Inc. (OGI US)	16,350	27,959
	Osisko Gold Royalties Ltd. (OR CN)	4,239	85,307
	Osisko Gold Royalties Ltd. (OR US)	44,268	891,115
	Pan American Silver Corp. (PAAS CN)	54,131	1,265,853
#	Pan American Silver Corp. (PAAS US)	5,088	119,101
#	Paramount Resources Ltd., Class A	72,333	1,395,381
	Parex Resources, Inc.	108,130	1,004,145
	Parkland Corp.	75,641	1,760,167
	Pason Systems, Inc.	52,020	503,257
	Pembina Pipeline Corp. (PPL CN)	1,774	74,217
*	Perpetua Resources Corp.	6,110	62,475
#	Peyto Exploration & Development Corp.	198,548	2,164,656

		Shares	Value»
CANADA — (Continued)
	PHX Energy Services Corp.	36,391	$243,852
#	Pine Cliff Energy Ltd.	32,500	19,841
	Pizza Pizza Royalty Corp.	12,835	120,759
	Polaris Renewable Energy, Inc.	13,347	115,031
	Pollard Banknote Ltd.	7,300	124,572
#	PrairieSky Royalty Ltd.	32,231	644,921
*	Precision Drilling Corp. (PD CN)	5,915	355,254
*	Precision Drilling Corp. (PDS US)	10,778	647,243
	Premium Brands Holdings Corp.	11,573	722,632
	Primo Water Corp. (PRMW CN)	28,678	753,020
	Primo Water Corp. (PRMW US)	59,412	1,558,377
#	Propel Holdings, Inc.	10,900	283,313
*	Quarterhill, Inc.	106,878	123,585
	Quebecor, Inc., Class B	89,600	2,231,071
#*	Questerre Energy Corp., Class A	62,560	12,581
	RB Global, Inc. (RBA CN)	1,000	84,727
	RB Global, Inc. (RBA US)	11,100	940,614
*	Real Matters, Inc.	3,329	16,856
#	Restaurant Brands International, Inc. (QSR US)	30,600	2,128,230
	Richelieu Hardware Ltd.	27,580	726,764
	Rogers Communications, Inc. (RCI US), Class B	82,216	2,986,085
	Rogers Communications, Inc. (RCIB CN), Class B	29,235	1,061,812
	Rogers Sugar, Inc.	75,490	301,450
	Royal Bank of Canada (RY CN)	63,580	7,689,328
	Royal Bank of Canada (RY US)	32,014	3,870,172
	Russel Metals, Inc.	64,020	1,782,638
	Sandstorm Gold Ltd. (SAND US)	160,764	972,622

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Sangoma Technologies Corp.	15,903	$97,084
	Saputo, Inc.	4,600	87,748
	Savaria Corp.	20,700	331,533
	Secure Energy Services, Inc.	175,502	1,954,991
	Sienna Senior Living, Inc.	32,911	407,029
*	SilverCrest Metals, Inc. (SILV US)	120,965	1,230,214
*	SNDL, Inc.	23,678	49,251
	Softchoice Corp.	2,735	41,250
*	Source Energy Services Ltd.	1,600	14,399
*	South Bow Corp.	12,935	322,861
*	Spartan Delta Corp.	66,248	161,296
Ω	Spin Master Corp.	8,694	184,014
	Sprott, Inc. (SII CN)	5,586	247,168
	SSR Mining, Inc. (SSRM CN)	63,335	391,197
	Stantec, Inc. (STN CN)	16,717	1,355,994
	Stelco Holdings, Inc.	24,944	1,220,551
	Stella-Jones, Inc.	50,198	3,034,918
*Ω	STEP Energy Services Ltd.	11,760	28,970
	StorageVault Canada, Inc.	60,484	176,802
*	Strathcona Resources Ltd.	1,162	22,972
	Sun Life Financial, Inc. (SLF CN)	97,500	5,405,968
	Sun Life Financial, Inc. (SLF US)	29,319	1,624,859
	Suncor Energy, Inc. (SU US)	280,400	10,590,708
#*	SunOpta, Inc. (STKL US)	7,940	51,967
	Superior Plus Corp.	245,162	1,162,114
	Supremex, Inc.	17,058	50,230
	Surge Energy, Inc.	82,332	348,284
	Sylogist Ltd.	12,984	102,391
	Tamarack Valley Energy Ltd.	541,398	1,613,676
*	Taseko Mines Ltd. (TKO CN)	199,876	443,579
	TC Energy Corp. (TRP CN)	3,461	160,976
	TC Energy Corp. (TRP US)	61,213	2,847,017
	Teck Resources Ltd. (TECK US), Class B	188,195	8,749,186

		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	$56,460
	Teck Resources Ltd. (TECKB CN), Class B	6,596	306,883
	TELUS Corp.	30,874	488,050
	TerraVest Industries, Inc.	7,833	561,055
	TFI International, Inc. (TFII CN)	11,970	1,601,875
	TFI International, Inc. (TFII US)	6,701	896,728
	Thomson Reuters Corp. (TRI CN)	2,324	380,409
#	Tidewater Midstream & Infrastructure Ltd.	39,800	8,290
#*	Tilray Brands, Inc.	201,053	329,727
	Timbercreek Financial Corp.	38,200	207,962
	TMX Group Ltd.	4,505	140,714
	Topaz Energy Corp.	21,164	405,997
*	Torex Gold Resources, Inc.	99,013	2,135,506
	Toromont Industries Ltd.	13,740	1,213,790
	Toronto-Dominion Bank (TD CN)	58,533	3,235,742
	Toronto-Dominion Bank (TD US)	45,361	2,507,102
	Total Energy Services, Inc.	42,826	295,893
*	Touchstone Exploration, Inc.	34,400	14,083
	Tourmaline Oil Corp.	138,658	6,392,412
	TransAlta Corp.	60,243	628,334
	TransAlta Corp.	66,278	693,078
	Transcontinental, Inc., Class A	69,773	861,921
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	353,067	1,171,523
	Triple Flag Precious Metals Corp. (TFPM CN)	4,733	81,107
*	Trisura Group Ltd. (TSU CN)	2,884	85,338
*	Valeura Energy, Inc.	21,230	68,919
	Vecima Networks, Inc.	1,400	20,110
	Veren, Inc. (VRN CN)	27,291	140,538
	Veren, Inc. (VRN US)	514,559	2,655,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc. (VET CN)	58	$541
	Vermilion Energy, Inc. (VET US)	56,684	528,862
	VersaBank (VBNK CN)	3,600	54,116
	VersaBank (VBNK US)	2,787	41,805
*	VerticalScope Holdings, Inc.	1,100	6,218
*	Victoria Gold Corp./Vancouver	2,102	725
*	Viemed Healthcare, Inc.	23,412	200,173
	Wajax Corp.	27,701	491,609
*	Well Health Technologies Corp.	119,539	380,334
*	Wesdome Gold Mines Ltd.	68,285	598,324
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	4,491,028
#*	Western Forest Products, Inc.	329,084	116,994
	Westgold Resources Ltd.	104,042	211,469
	Westshore Terminals Investment Corp.	30,512	504,242
#	Whitecap Resources, Inc.	591,212	4,411,745
*	WildBrain Ltd.	4,500	3,555
	Winpak Ltd.	15,756	561,393
	WSP Global, Inc.	10,785	1,927,721
*	Yangarra Resources Ltd.	71,306	52,237
	Yellow Pages Ltd.	10,534	76,035

TOTAL CANADA			392,967,632

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	601,000	30,189

DENMARK — (3.0%)
*	ALK-Abello AS	55,720	1,304,706
	Alm Brand AS	742,648	1,445,830
*	Ambu AS, Class B	98,299	1,824,078
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	582,527
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	517,237
*	Bang & Olufsen AS	44,234	59,421
*	Bavarian Nordic AS	51,710	1,628,051

		Shares	Value»
DENMARK — (Continued)
	Carlsberg AS, Class B	29,024	$3,207,548
	cBrain AS	3,375	86,672
	Chemometec AS	3,212	188,587
	Coloplast AS, Class B	8,409	1,053,232
	Columbus AS	57,521	90,950
	D/S Norden AS	33,435	1,154,951
	Danske Bank AS	128,707	3,805,742
*	Demant AS	71,414	2,637,763
	Dfds AS	23,743	543,005
	DSV AS	16,827	3,683,440
	FLSmidth & Co. AS	45,813	2,398,354
	Foroya Banki P	3,338	79,833
*	Genmab AS (GMAB DC)	3,044	681,726
*	GN Store Nord AS	78,744	1,548,066
	H Lundbeck AS (HLUNA DC), Class A	33,531	175,025
	H Lundbeck AS (HLUNB DC)	168,361	1,095,998
*	H&H International AS, Class B	16,762	206,577
*	Huscompagniet AS	9,014	85,223
	ISS AS	108,486	2,096,777
	Jeudan AS	1,369	47,034
	Jyske Bank AS	40,764	2,859,628
	Matas AS	32,265	577,784
*	MT Hoejgaard Holding AS	904	29,041
*Ω	Netcompany Group AS	31,620	1,509,201
*	Nilfisk Holding AS	12,734	214,024
*	NKT AS	53,220	4,989,746
*Ω	NNIT AS	4,632	70,273
	North Media AS	7,520	59,867
	Novo Nordisk AS (NOVOB DC), Class B	165,143	18,523,263
	Novonesis (Novozymes) B, Class B	88,871	5,584,809
#*	NTG Nordic Transport Group AS, Class A	4,502	183,067
	Pandora AS	48,744	7,369,904
	Parken Sport & Entertainment AS	3,780	66,078
	Per Aarsleff Holding AS	19,250	1,136,981
	Ringkjoebing Landbobank AS	29,027	4,800,920
	Rockwool AS (ROCKA DC), Class A	2,842	1,220,044

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKB DC), Class B	8,515	$3,684,867
*	Royal Unibrew AS	23,622	1,777,128
*	RTX AS	6,383	69,295
	Sampo OYJ, Class A	34,416	1,515,102
Ω	Scandinavian Tobacco Group AS, Class A	65,416	985,716
	Schouw & Co. AS	11,084	921,638
	Solar AS, Class B	5,183	243,477
	SP Group AS	5,488	252,136
	Spar Nord Bank AS	88,327	1,702,587
	Sparekassen Sjaelland-Fyn AS	12,275	369,974
*	Svitzer Group AS	1,566	54,620
	Sydbank AS	42,354	2,021,350
*	TCM Group AS	3,262	35,550
	Tivoli AS	881	87,286
	TORM PLC, Class A	40,144	1,054,889
	Trifork Group AG	2,102	28,895
	Tryg AS	116,659	2,753,240
	UIE PLC	12,391	500,026
*	Vestas Wind Systems AS	26,513	505,267
	Vestjysk Bank AS	122,141	73,764
*	Zealand Pharma AS	22,238	2,567,209

TOTAL DENMARK			102,626,999

FINLAND — (1.7%)
	Aktia Bank OYJ	44,643	451,230
#	Alandsbanken Abp, Class B	1,791	65,432
#*	Alisa Pankki OYJ	1,283	25,803
	Alma Media OYJ	16,671	202,005
	Anora Group OYJ	34,519	129,485
	Apetit OYJ	2,895	42,600
	Aspo OYJ	14,166	87,023
	Atria OYJ	10,371	129,450
	Bittium OYJ	6,294	43,224
	Cargotec OYJ, Class B	22,436	1,357,998
	Citycon OYJ	9,613	37,227
	Digia OYJ	6,411	45,290
	Elisa OYJ	48,367	2,304,803
	eQ OYJ	3,655	54,046
	Evli OYJ, Class B	1,283	25,852
*	Finnair OYJ	26,021	66,016
	Fiskars OYJ Abp	33,313	555,539
	Fortum OYJ	151,462	2,236,294
	F-Secure OYJ	27,403	56,128
	Gofore OYJ	1,159	28,208
	Harvia OYJ	9,212	456,532
	Huhtamaki OYJ	45,829	1,796,256
*	Kalmar OYJ, Class B	31,343	976,050
	Kamux Corp.	7,881	29,496
	Kemira OYJ	109,715	2,329,218

		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOA FH), Class A	29,734	$622,881
	Kesko OYJ (KESKOB FH), Class B	152,063	3,266,042
*	Kojamo OYJ	11,495	113,164
	Kone OYJ, Class B	71,787	3,936,584
	Konecranes OYJ	46,376	3,201,583
	Lassila & Tikanoja OYJ	16,554	156,350
*	Lindex Group OYJ	79,814	225,655
	Mandatum OYJ	251,735	1,162,485
	Marimekko OYJ	14,474	201,329
	Metsa Board OYJ (METSB FH), Class B	51,427	276,667
	Metso OYJ	286,680	2,728,379
	Neste OYJ	67,588	1,085,193
	Nokia OYJ (NOKIA FH)	473,305	2,239,689
	Nokia OYJ (NOKIA FP)	143,713	677,581
	Nokian Renkaat OYJ	71,815	596,053
	Nordea Bank Abp (NDA FH)	605,343	7,086,739
	Nordea Bank Abp (NDA SS)	212,648	2,488,345
	Olvi OYJ, Class A	10,348	334,529
	Oma Saastopankki OYJ	7,569	94,132
	Oriola OYJ (OKDBV FH), Class B	115,194	113,927
	Orion OYJ (ORNAV FH), Class A	11,860	576,100
	Orion OYJ (ORNBV FH), Class B	44,894	2,183,579
	Outokumpu OYJ	169,821	610,923
	Pihlajalinna OYJ	14,918	171,575
	Ponsse OYJ	3,591	88,896
	Puuilo OYJ	29,241	293,383
*	QT Group OYJ	10,710	815,896
	Raisio OYJ, Class V	60,384	152,566
*	Rapala VMC OYJ	2,750	6,676
	Revenio Group OYJ	5,435	174,861
	Sampo OYJ, Class A	8,994	398,803
	Sanoma OYJ	74,430	586,392
	Scanfil OYJ	8,888	76,952
	Stora Enso OYJ, Class R	134,936	1,505,811
	Taaleri PLC	6,316	54,179
#	Talenom OYJ	2,906	11,491
Ω	Terveystalo OYJ	78,602	852,382
	TietoEVRY OYJ	25,930	483,103
	Tokmanni Group Corp.	37,657	430,795

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene OYJ	60,408	$1,777,600
	Vaisala OYJ, Class A	9,903	480,974
	Valmet OYJ	57,181	1,465,059
	Wartsila OYJ Abp	19,117	366,137
#*	YIT OYJ	65,853	187,197

TOTAL FINLAND			57,889,842

FRANCE — (7.2%)
#	ABC arbitrage	10,785	57,598
	Accor SA	32,526	1,475,613
	Aeroports de Paris SA	371	44,137
	Air Liquide SA	17,550	3,146,737
	Airbus SE	10,855	1,655,835
	AKWEL SADIR	9,441	95,857
*	Alstom SA	17,527	385,532
	Altamir	17,275	423,109
	Alten SA	9,761	825,684
Ω	Amundi SA	17,468	1,266,501
	Arkema SA	46,135	4,065,513
	Assystem SA	1,977	82,164
#*	Atos SE	55,701	41,355
	Aubay	2,886	141,495
	AXA SA	26,408	991,549
*	Axway Software SA	7,562	229,372
#*	Bastide le Confort Medical	3,259	63,874
	Beneteau SACA	34,560	380,179
	BioMerieux	1,920	214,893
	BNP Paribas SA	55,287	3,775,769
	Boiron SA	3,024	107,836
	Bollore SE	104,584	652,913
#	Bonduelle SCA	11,674	85,703
	Bouygues SA	122,374	3,933,286
	Bureau Veritas SA	79,293	2,514,772
	Capgemini SE	4,879	846,413
	Carrefour SA	145,238	2,306,514
#	Catana Group	14,898	72,262
	CBo Territoria	13,564	53,171
*	Cegedim SA	6,789	86,087
	Cie de Saint-Gobain SA	51,565	4,676,167
	Cie des Alpes	9,445	154,533
	Cie Generale des Etablissements Michelin SCA	301,482	10,188,736
*	Claranova SE	6,701	10,474
#*	Clariane SE	132,236	299,230
	Coface SA	84,462	1,362,050
	Credit Agricole SA	82,436	1,263,586
	Danone SA	23,058	1,647,229
	Dassault Aviation SA	435	87,832
	Derichebourg SA	108,712	617,327
	Edenred SE	7,987	258,321
	Eiffage SA	49,878	4,642,326

		Shares	Value»
FRANCE — (Continued)
*	Ekinops SAS	6,186	$26,451
	Electricite de Strasbourg SA	88	10,277
*Ω	Elior Group SA	35,016	160,341
	Elis SA	172,867	3,932,595
	Engie SA	760,357	12,744,731
#	Equasens	1,815	96,321
	Eramet SA	3,227	190,700
	EssilorLuxottica SA	5,425	1,272,477
	Esso SA Francaise	2,849	321,909
	Etablissements Maurel et Prom SA	65,302	342,751
	Eurazeo SE	27,327	2,084,306
#*	Euroapi SA	2,044	7,989
	Eurofins Scientific SE	24,572	1,211,939
Ω	Euronext NV	12,777	1,409,745
#*	Eutelsat Communications SACA	69,377	290,305
*	Exclusive Networks SA	737	18,993
	Exel Industries SA, Class A	172	8,997
	Fnac Darty SA (0QSH LI)	2,700	75,961
	Fnac Darty SA (FNAC FP)	8,241	231,223
	Forvia SE (FRVIA FP)	147,869	1,410,644
	Gaztransport Et Technigaz SA	16,426	2,389,968
	Getlink SE	8,518	144,760
	GL Events SACA	8,957	188,393
	Groupe Crit SA	2,385	189,537
#	Guerbet	5,789	200,580
	Hermes International SCA	2,821	6,411,430
*	ID Logistics Group SACA	2,241	1,000,069
	Imerys SA	14,166	459,864
	Infotel SA	2,228	103,108
	Interparfums SA	1,745	79,701
	Ipsen SA	11,306	1,378,285
	IPSOS SA	38,098	1,870,834
	Jacquet Metals SACA	4,941	85,341
*	JCDecaux SE	48,441	914,795
	Kaufman & Broad SA	7,997	296,191
	Kering SA	15,635	3,905,161
Ω	La Francaise des Jeux SAEM	40,542	1,732,978
	Laurent-Perrier	1,921	209,686
	Lectra	6,263	174,202
	Legrand SA	5,931	669,422
	Linedata Services	862	75,937
	LISI SA	9,353	227,671

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	5,091	$133,963
	L’Oreal SA	3,396	1,274,078
*	Lumibird	654	4,959
	LVMH Moet Hennessy Louis Vuitton SE	28,707	19,110,834
#Ω	Maisons du Monde SA	13,138	57,319
	Manitou BF SA	11,191	211,835
	Mersen SA	20,247	472,423
	Metropole Television SA	26,704	337,360
Ω	Neoen SA	4,829	207,760
	Nexans SA	8,559	1,191,435
*	Nexity SA	3,563	55,658
	NRJ Group	20,985	170,727
	Oeneo SA	12,484	134,305
	Opmobility	51,525	506,457
	Orange SA (ORA FP)	1,286,762	14,135,980
#*	OVH Groupe SAS	11,975	113,914
*	Pierre Et Vacances SA	6,250	9,723
*	Pluxee NV	17,797	374,578
	Publicis Groupe SA (PUB FP)	27,802	2,954,889
	Quadient SA	18,572	326,805
*††	Recylex SA	4,720	0
	Renault SA	61,117	2,796,373
	Rexel SA	244,826	6,745,309
	Robertet SA	158	160,369
	Rubis SCA	14,303	350,453
	Safran SA	9,652	2,184,880
	Samse SACA	314	51,512
	Sanofi SA (SAN FP)	41,580	4,394,165
	Sartorius Stedim Biotech	436	87,463
	Savencia SA	3,513	193,540
	Schneider Electric SE (0NWV LI)	1,883	489,919
	Schneider Electric SE (SU FP)	11,379	2,947,715
	SCOR SE	88,897	1,912,606
	SEB SA	14,616	1,544,103
	Seche Environnement SACA	4,299	427,313
	SES SA	294,899	1,178,582
*Ω	SMCP SA	16,936	51,184
	Societe BIC SA	21,382	1,564,385
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	62,904
	Societe Generale SA	70,444	2,023,254
	Societe LDC SADIR	3,342	243,817
	Sodexo SA	5,058	439,686
*	SOITEC	401	31,734

		Shares	Value»
FRANCE — (Continued)
	Sopra Steria Group	11,331	$2,179,320
	SPIE SA	81,284	2,941,955
	Stef SA	3,710	555,561
	STMicroelectronics NV (STM FP)	33,324	905,827
	STMicroelectronics NV (STM US)	74,479	2,021,360
	Sword Group	4,261	165,819
*	Synergie SE	6,994	232,169
	Technip Energies NV	112,128	2,799,537
	Teleperformance SE	8,764	929,000
	Television Francaise 1 SA	47,533	394,382
	TFF Group	576	18,693
	Thales SA	10,190	1,642,613
	Thermador Groupe	3,866	303,390
	Tikehau Capital SCA	11,998	276,629
	TotalEnergies SE (TTE FP)	660,206	41,431,653
	Trigano SA	8,006	1,094,526
*	Ubisoft Entertainment SA	60,527	912,115
	Valeo SE	201,878	1,962,686
*	Vallourec SACA	192,412	3,167,921
	Veolia Environnement SA (VIE FP)	49,093	1,558,687
Ω	Verallia SA	41,833	1,206,418
	Vetoquinol SA	2,062	179,284
	Vicat SACA	12,948	479,734
	VIEL & Cie SA	16,841	197,458
	Vinci SA	36,490	4,087,635
	Virbac SACA	1,818	690,965
*	Viridien	6,574	275,694
	Vivendi SE	161,833	1,729,276
*	Voltalia SA	6,763	62,668
	Wavestone	2,523	134,301
*Ω	Worldline SA	4,920	34,875
*Ω	X-Fab Silicon Foundries SE	53,861	256,739

TOTAL FRANCE			250,281,260

GABON — (0.0%)
	Totalenergies EP Gabon	140	24,148

GERMANY — (7.1%)
	1&1 AG	33,655	472,817
	7C Solarparken AG	26,525	57,600
#	Adesso SE	1,923	140,331
	adidas AG	14,650	3,508,546
	All for One Group SE	1,474	81,334
#	Allgeier SE	3,364	51,716
	Allianz SE (ALV GR)	9,813	3,089,183
	AlzChem Group AG	2,636	149,390
	Amadeus Fire AG	3,821	326,344

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Aroundtown SA	108,213	$322,208
	Atoss Software SE	5,327	700,685
Ω	Aumann AG	5,514	60,174
	Aurubis AG	25,680	2,019,409
	BASF SE	321,460	15,627,010
*	Basler AG	4,706	27,511
	Bayer AG	494,865	13,335,085
	Bayerische Motoren Werke AG	57,154	4,505,792
#*	BayWa AG (BYW6 GR)	12,281	134,958
	Bechtle AG	41,971	1,433,074
Ω	Befesa SA	14,107	328,541
	Beiersdorf AG	801	108,130
	Bertrandt AG	3,342	64,895
	Bijou Brigitte AG	4,138	157,562
	Bilfinger SE	19,633	943,699
#*	Borussia Dortmund GmbH & Co. KGaA	79,117	295,160
#*	BRANICKS Group AG	6,590	18,191
	Brenntag SE	66,131	4,313,927
Ω	Brockhaus Technologies AG	2,050	57,916
	CANCOM SE (COK GR)	5,618	150,020
	Carl Zeiss Meditec AG	309	19,452
*	Ceconomy AG	92,139	296,559
	CENIT AG	3,984	41,274
	Cewe Stiftung & Co. KGaA	4,963	533,549
	Commerzbank AG	306,138	5,429,543
	CompuGroup Medical SE & Co. KGaA	8,205	121,993
	Continental AG	43,559	2,718,531
*Ω	Covestro AG	48,264	3,056,869
	CTS Eventim AG & Co. KGaA	27,901	2,930,027
	Daimler Truck Holding AG	218,320	9,027,668
	Dermapharm Holding SE	13,603	462,080
	Deutsche Bank AG (DB US)	251,120	4,253,973
	Deutsche Bank AG (DBK GR)	18,884	320,835
#	Deutsche Beteiligungs AG	9,791	238,479
	Deutsche Boerse AG	65,241	15,154,067
	Deutsche EuroShop AG	3,672	81,604
#	Deutsche Lufthansa AG	366,551	2,547,114

		Shares	Value»
GERMANY — (Continued)
*Ω	Deutsche Pfandbriefbank AG	75,740	$430,135
	Deutsche Post AG	222,441	8,935,348
	Deutsche Telekom AG (DTE GR)	684,492	20,694,597
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	177,242
	Deutsche Wohnen SE	2,961	75,646
	Deutz AG	81,056	360,440
	Draegerwerk AG & Co. KGaA	2,155	97,421
	Duerr AG	38,674	896,234
Ω	DWS Group GmbH & Co. KGaA	26,592	1,134,906
	E.ON SE	103,618	1,398,332
	Eckert & Ziegler SE	7,772	333,456
	EDAG Engineering Group AG	7,558	65,977
	Elmos Semiconductor SE	7,448	444,987
	ElringKlinger AG	21,207	94,485
*	Encavis AG	68,972	1,309,433
	Energiekontor AG	3,970	211,649
	Evonik Industries AG	74,680	1,645,886
*	Evotec SE	18,134	140,247
	Fabasoft AG	2,313	37,660
	Fielmann Group AG	10,288	517,484
	flatexDEGIRO AG	1,329	19,523
#*	Fraport AG Frankfurt Airport Services Worldwide	26,991	1,460,548
	Freenet AG	99,725	2,963,867
	Fresenius Medical Care AG (FME GR)	50,967	1,995,101
*	Fresenius SE & Co. KGaA	41,103	1,500,697
	Friedrich Vorwerk Group SE	3,081	100,622
	FUCHS SE	12,719	456,927
	GEA Group AG	75,384	3,713,101
	Gerresheimer AG	30,386	2,559,102
	Gesco SE	7,358	112,019
	GFT Technologies SE	20,390	449,681
*	Grand City Properties SA	8,334	110,461
	Grenke AG	14,427	285,061
	H&R GmbH & Co. KGaA	9,526	38,376
	Hamburger Hafen und Logistik AG	5,898	103,190
	Hannover Rueck SE	4,287	1,125,740
Ω	Hapag-Lloyd AG	2,969	520,673

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hawesko Holding SE	1,608	$41,368
	Heidelberg Materials AG	72,839	8,022,420
*	Heidelberger Druckmaschinen AG	253,085	264,634
	Hella GmbH & Co. KGaA	4,110	387,215
*	HelloFresh SE	159,800	1,769,792
	Henkel AG & Co. KGaA	8,674	677,063
	Hensoldt AG	17,351	590,358
	HOCHTIEF AG	10,531	1,289,667
	Hornbach Holding AG & Co. KGaA	11,346	992,684
	HUGO BOSS AG	41,652	1,917,578
	Indus Holding AG	17,465	388,841
	Infineon Technologies AG (IFNNY US), ADR	25,149	795,966
	Infineon Technologies AG (IFX GR)	195,056	6,168,574
	Init Innovation in Traffic Systems SE	4,242	175,198
Ω	Instone Real Estate Group SE	21,110	188,272
	IVU Traffic Technologies AG	4,837	68,136
	Jenoptik AG	58,162	1,364,510
Ω	JOST Werke SE	14,396	677,867
	K&S AG	87,825	1,066,442
	KION Group AG	56,418	2,190,567
	Kloeckner & Co. SE	10,732	54,804
	Knaus Tabbert AG	4,861	119,528
	Knorr-Bremse AG	24,318	2,006,013
*	Koenig & Bauer AG	7,483	71,737
	Kontron AG	16,524	278,257
	Krones AG	12,389	1,613,744
	KSB SE & Co. KGaA	83	58,674
	KWS Saat SE & Co. KGaA	8,220	567,553
	Lanxess AG	13,226	384,085
	LEG Immobilien SE	11,811	1,115,755
	Leifheit AG	5,800	101,331
*	MAX Automation SE	1,669	10,097
*	Medios AG	10,427	171,484
	Mercedes-Benz Group AG	135,199	8,213,427
	Merck KGaA	1,336	220,875
	METRO AG	96,883	456,377
*	Mister Spex SE	4,232	9,525
	MLP SE	69,864	454,319
	MTU Aero Engines AG	1,912	624,920

		Shares	Value»
GERMANY — (Continued)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	$2,563,038
	Mutares SE & Co. KGaA	16,342	437,913
*	Nagarro SE	4,218	412,063
	Nemetschek SE	17,287	1,862,711
	Nexus AG	2,509	131,229
	Norma Group SE	15,799	219,054
	Patrizia SE	20,053	169,485
*	Pentixapharm Holding AG	7,772	30,012
	Pfeiffer Vacuum Technology AG	2,201	368,123
#	PNE AG	12,521	161,041
	ProCredit Holding AG	23,774	209,378
	ProSiebenSat.1 Media SE	70,381	433,229
*	PSI Software SE	1,081	25,092
	Puma SE (PUM GR)	62,532	2,851,444
*	PVA TePla AG	19,538	246,523
	PWO AG	1,001	30,528
*	q.beyond AG	82,942	67,993
	Qiagen NV (QGEN US)	4,095	172,418
	Qiagen NV (QIA GR)	2,313	97,999
*	R Stahl AG	1,041	20,141
	Rational AG	1,798	1,760,785
	Rheinmetall AG	10,704	5,510,799
	RTL Group SA	5,394	171,652
	RWE AG	48,169	1,561,137
	SAF-Holland SE	27,426	424,253
	Salzgitter AG	6,973	106,497
Ω	Scout24 SE	4,867	420,437
	Secunet Security Networks AG	917	107,069
#*	SGL Carbon SE	13,285	67,796
	Siemens AG (SIE GR)	34,809	6,772,084
*	Siemens Energy AG	12,852	527,871
Ω	Siemens Healthineers AG	13,249	691,657
	Siltronic AG	9,611	545,952
	Sixt SE	6,786	537,504
#	SMA Solar Technology AG	16,549	289,580
	Stabilus SE	13,231	523,806
	Stroeer SE & Co. KGaA	14,983	889,032
	Suedzucker AG	109,578	1,314,510
	SUSS MicroTec SE	6,708	401,374
	Symrise AG	1,250	150,413
*	TAG Immobilien AG	37,849	629,194
	Takkt AG	22,729	222,471
*	Talanx AG	16,997	1,309,928

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*Ω	TeamViewer SE	96,732	$1,393,549
	Technotrans SE	3,475	60,858
	thyssenkrupp AG	433,974	1,514,921
*	TUI AG	129,053	1,075,796
	United Internet AG	61,043	1,249,758
	Verbio SE	15,266	234,695
	Volkswagen AG	10,838	1,079,792
	Vonovia SE	10,547	345,791
	Vossloh AG	8,532	412,921
	Wacker Chemie AG	6,672	561,202
	Wacker Neuson SE	18,945	292,104
	Washtec AG	6,118	261,822
	Wuestenrot & Wuerttembergische AG	14,659	190,335
	Zeal Network SE	2,644	114,407

TOTAL GERMANY			246,033,902

HONG KONG — (1.4%)
*	Aceso Life Science Group Ltd.	923,933	7,446
*	Acme International Holdings Ltd.	40,000	9,617
	Aeon Credit Service Asia Co. Ltd.	74,000	55,577
	AIA Group Ltd.	483,800	3,818,304
*	Allied Group Ltd.	236,000	44,562
	APAC Resources Ltd.	230,903	32,001
	Asia Financial Holdings Ltd.	136,000	68,578
	ASMPT Ltd.	80,200	869,435
	Associated International Hotels Ltd.	10,000	6,954
	Bank of East Asia Ltd.	614,225	760,922
	BOC Hong Kong Holdings Ltd.	238,000	777,006
	Bright Smart Securities & Commodities Group Ltd.	650,000	186,214
Ω	Budweiser Brewing Co. APAC Ltd.	131,400	137,047
	Cafe de Coral Holdings Ltd.	246,000	263,890
#	Cathay Pacific Airways Ltd.	814,000	846,647
	Chevalier International Holdings Ltd.	30,055	18,595
*	China Energy Development Holdings Ltd.	4,676,000	38,409

		Shares	Value»
HONG KONG — (Continued)
*	China Star Entertainment Ltd.	1,612,000	$117,360
*	Chinese Estates Holdings Ltd.	410,000	66,601
	Chow Sang Sang Holdings International Ltd.	297,000	244,524
	Chow Tai Fook Jewellery Group Ltd.	379,600	359,539
	CITIC Telecom International Holdings Ltd.	1,933,000	554,117
	CK Asset Holdings Ltd.	73,152	299,043
	CK Hutchison Holdings Ltd.	76,460	402,113
	CK Infrastructure Holdings Ltd.	9,500	67,226
*	CK Life Sciences International Holdings, Inc.	258,000	15,070
	CLP Holdings Ltd.	36,000	305,806
*	C-Mer Medical Holdings Ltd.	288,000	84,699
#††	Convoy, Inc.	5,166,000	20,799
*	Cowell e Holdings, Inc.	44,000	135,780
Ω	Crystal International Group Ltd.	519,000	284,240
*	CSC Holdings Ltd.	6,810,000	27,036
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	258,595	243,526
	Dah Sing Financial Holdings Ltd.	111,066	362,097
	Dickson Concepts International Ltd.	83,500	51,720
	Dynamic Holdings Ltd.	14,000	13,835
	Eagle Nice International Holdings Ltd.	242,000	127,789
††	EcoGreen International Group Ltd.	234,000	10,725
	Emperor Watch & Jewellery Ltd.	1,020,000	22,942
*	ENM Holdings Ltd.	992,000	37,572
Ω	ESR Group Ltd.	855,000	1,159,136
	Fairwood Holdings Ltd.	59,500	53,684

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Far East Consortium International Ltd.	1,090,938	$162,300
	First Pacific Co. Ltd.	1,837,200	1,033,101
*Ω	FIT Hon Teng Ltd.	1,215,000	409,708
*Ω	Fosun Tourism Group	158,200	73,639
	FSE Lifestyle Services Ltd.	75,000	55,966
	Galaxy Entertainment Group Ltd.	10,000	44,506
	Get Nice Financial Group Ltd.	152,150	14,803
	Giordano International Ltd.	984,000	215,890
	Glorious Sun Enterprises Ltd.	447,000	62,566
††	Gold Fin Holdings	204,000	0
	Great Eagle Holdings Ltd.	145,003	214,132
	G-Resources Group Ltd.	229,930	87,078
	Guoco Group Ltd.	19,000	179,806
	Guotai Junan International Holdings Ltd.	2,101,000	310,347
	Hang Lung Group Ltd.	362,000	473,318
	Hang Lung Properties Ltd.	37,804	31,754
	Hang Seng Bank Ltd.	28,900	353,510
*	Harbour Centre Development Ltd.	53,000	35,421
	Henderson Land Development Co. Ltd.	88,575	284,032
	HK Electric Investments & HK Electric Investments Ltd.	253,288	171,362
	HKBN Ltd.	322,500	142,038
*	HKR International Ltd.	397,188	51,166
	HKT Trust & HKT Ltd.	1,262,000	1,568,294
	Hong Kong & China Gas Co. Ltd.	158,735	122,951
	Hong Kong Exchanges & Clearing Ltd.	74,500	2,983,006
	Hong Kong Ferry Holdings Co. Ltd.	112,000	63,149
*	Hong Kong Technology Venture Co. Ltd.	263,659	49,085

		Shares	Value»
HONG KONG — (Continued)
	Hongkong & Shanghai Hotels Ltd.	413,220	$292,548
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,232,000	150,482
	Hysan Development Co. Ltd.	34,000	55,146
Ω	Impro Precision Industries Ltd.	177,000	52,136
*	IPE Group Ltd.	305,000	19,106
	Johnson Electric Holdings Ltd.	464,085	704,480
	K Wah International Holdings Ltd.	725,000	167,797
*	Kader Holdings Co. Ltd.	4,000	144
	Kerry Logistics Network Ltd.	287,750	270,240
	Kerry Properties Ltd.	270,500	571,355
	Kowloon Development Co. Ltd.	307,504	155,006
	KRP Development Holdings Ltd.	99,000	8,459
*	Lai Sun Garment International Ltd.	45,334	4,109
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	56,744
	Liu Chong Hing Investment Ltd.	128,000	68,830
	Luk Fook Holdings International Ltd.	112,000	214,584
	Man Wah Holdings Ltd.	932,000	677,133
	MGM China Holdings Ltd.	73,600	95,514
	Miramar Hotel & Investment	176,000	211,495
	Modern Dental Group Ltd.	285,000	137,284
*	Mongolian Mining Corp.	810,000	920,727
	MTR Corp. Ltd.	12,216	44,447
*	NagaCorp Ltd.	675,784	277,899
*††	National United Resources Holdings Ltd.	35,000	158
*	New Focus Auto Tech Holdings Ltd.	1,452,000	8,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	New World Development Co. Ltd.	239,644	$240,859
*††	NewOcean Energy Holdings Ltd.	788,000	0
	Nissin Foods Co. Ltd.	135,000	77,838
	NWS Holdings Ltd.	1,046,830	1,079,888
	Oriental Watch Holdings	350,368	155,320
*	Oshidori International Holdings Ltd.	2,790,000	61,904
	Pacific Basin Shipping Ltd.	3,329,000	916,861
	Pacific Textiles Holdings Ltd.	579,000	119,472
	PAX Global Technology Ltd.	253,000	167,614
	PC Partner Group Ltd.	160,000	94,875
	PCCW Ltd.	1,719,415	944,315
	Pentamaster International Ltd.	234,000	20,448
	Perfect Medical Health Management Ltd.	206,000	68,322
	Pico Far East Holdings Ltd.	574,000	135,756
	Plover Bay Technologies Ltd.	144,000	99,903
	PRADA SpA	78,000	598,846
*	Public Financial Holdings Ltd.	292,000	62,277
*	Regal Hotels International Holdings Ltd.	240,000	77,272
Ω	Regina Miracle International Holdings Ltd.	210,000	62,281
#*	Sa Sa International Holdings Ltd.	836,000	73,213
Ω	Samsonite International SA	462,000	1,085,656
*	Sands China Ltd.	90,400	230,003
	SAS Dragon Holdings Ltd.	294,000	159,059
	SEA Holdings Ltd.	24,968	4,775
*	Shandong Hi-Speed Holdings Group Ltd.	64,000	46,233
	Shangri-La Asia Ltd.	799,666	577,647
*	Shun Ho Property Investments Ltd.	13,497	1,253
*	Shun Tak Holdings Ltd.	1,085,249	93,573

		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings Ltd.	1,084,000	$95,988
	Sino Land Co. Ltd.	384,451	384,742
	SITC International Holdings Co. Ltd.	793,000	2,241,264
	SmarTone Telecommunications Holdings Ltd.	304,166	165,668
*	Solomon Systech International Ltd.	618,000	45,067
	Soundwill Holdings Ltd.	69,000	47,405
*	South China Holdings Co. Ltd.	880,000	4,522
	Stella International Holdings Ltd.	337,000	629,085
	Sun Hung Kai & Co. Ltd.	472,341	168,305
	Sun Hung Kai Properties Ltd.	31,282	338,720
	SUNeVision Holdings Ltd.	579,000	289,659
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,005,081
	Swire Pacific Ltd. (87 HK), Class B	157,500	212,530
	Swire Properties Ltd.	18,400	37,448
	TAI Cheung Holdings Ltd.	214,000	83,720
	Techtronic Industries Co. Ltd.	117,000	1,692,457
*	Television Broadcasts Ltd.	182,500	76,201
*	Texhong International Group Ltd.	254,500	138,068
	Texwinca Holdings Ltd.	644,000	76,381
#	Theme International Holdings Ltd.	4,000,000	200,238
#*	Tongda Group Holdings Ltd.	3,530,000	42,895
	Town Health International Medical Group Ltd.	1,265,899	40,526
	Tradelink Electronic Commerce Ltd.	162,000	18,949
	Transport International Holdings Ltd.	147,048	158,114
	Tycoon Group Holdings Ltd.	70,000	34,528
	United Laboratories International Holdings Ltd.	1,027,000	1,394,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	Untrade.Genting Hk	436,000	$0
	Value Partners Group Ltd.	446,000	103,545
	Vesync Co. Ltd.	205,000	104,338
	Vitasoy International Holdings Ltd.	36,000	40,717
	VSTECS Holdings Ltd.	745,200	430,891
	VTech Holdings Ltd.	83,000	617,842
Ω	WH Group Ltd.	2,112,568	1,644,246
	Wharf Real Estate Investment Co. Ltd.	54,000	162,356
	Wing On Co. International Ltd.	30,000	47,100
	Wing Tai Properties Ltd.	154,000	37,688
	Wynn Macau Ltd.	106,000	83,652
*	Xingye Alloy Materials Group Ltd.	121,000	15,823
	Xinyi Glass Holdings Ltd.	859,210	975,707
	Yue Yuen Industrial Holdings Ltd.	576,500	1,211,875
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	24,890

TOTAL HONG KONG			49,743,584

IRELAND — (0.5%)
	AIB Group PLC	702,702	3,767,215
	Bank of Ireland Group PLC	586,082	5,431,926
	Cairn Homes PLC	379,890	888,381
	Dalata Hotel Group PLC	164,527	771,702
	FBD Holdings PLC (FBD ID)	17,686	244,348
	Glanbia PLC (GLB ID)	154,566	2,571,502
*Ω	Glenveagh Properties PLC	406,308	710,892
	Irish Continental Group PLC (IR5B ID)	94,874	527,139
	Kerry Group PLC (KYGA ID), Class A	1,718	171,586
	Kingspan Group PLC (KSP ID)	31,657	2,795,532
*	Permanent TSB Group Holdings PLC	44,764	70,101

TOTAL IRELAND			17,950,324

		Shares	Value»
ISRAEL — (0.8%)
*	Adgar Investment & Development Ltd.	10,959	$14,150
*	AFI Properties Ltd.	2,858	137,014
*	Airport City Ltd.	660	10,027
	Alony Hetz Properties & Investments Ltd.	5,235	42,298
*	Alrov Properties & Lodgings Ltd.	3,510	133,738
*	Amos Luzon Development & Energy Group Ltd.	28,031	19,947
	Arad Ltd.	8,268	113,899
*	Argo Properties NV	2,040	52,136
	Ashdod Refinery Ltd.	3,580	57,343
#*	Ashtrom Group Ltd.	10,122	154,726
	AudioCodes Ltd. (AUDC US)	5,277	48,601
	Automatic Bank Services Ltd.	11,018	53,346
*	Azorim-Investment Development & Construction Co. Ltd.	30,582	161,345
	Azrieli Group Ltd.	201	15,344
	Bank Hapoalim BM	99,621	1,037,975
	Bank Leumi Le-Israel BM	199,102	2,022,782
	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	293,000
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	445,705
	Blue Square Real Estate Ltd.	1,129	90,766
*	Brack Capital Properties NV	528	41,297
*	Brainsway Ltd. (BWAY IT)	4,176	20,983
	Carasso Motors Ltd.	31,251	172,387
*	Cellcom Israel Ltd. (CEL IT)	28,325	133,627
*	Cellcom Israel Ltd. (CELJF US)	44,794	213,667
*	Clal Insurance Enterprises Holdings Ltd.	46,879	898,303
*	Compugen Ltd.	16,638	26,786
	Danel Adir Yeoshua Ltd.	2,820	282,280
	Danya Cebus Ltd.	1,721	43,723
	Delek Group Ltd.	4,482	527,933
	Delta Galil Ltd.	7,154	319,181
	Delta Israel Brands Ltd.	643	10,875

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Diplomat Holdings Ltd.	6,604	$61,616
	Direct Finance of Direct Group 2006 Ltd.	488	70,504
*	Dor Alon Energy in Israel 1988 Ltd.	3,031	63,452
*	Duniec Brothers Ltd.	1,023	68,757
*	El Al Israel Airlines	43,385	84,263
*	Electra Consumer Products 1970 Ltd.	458	9,158
	Electra Ltd.	594	269,904
	Electra Real Estate Ltd.	3,524	37,760
*	Ellomay Capital Ltd.	2,696	37,250
*	Enlight Renewable Energy Ltd. (ENLT US)	623	9,906
*	Equital Ltd.	17,929	648,095
*	Fattal Holdings 1998 Ltd.	2,508	315,670
	First International Bank of Israel Ltd.	11,171	495,690
	FMS Enterprises Migun Ltd.	2,031	74,903
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	381,131
	Fox Wizel Ltd.	4,361	320,144
	Gav-Yam Lands Corp. Ltd.	9,344	77,098
*	Gilat Satellite Networks Ltd.	3,814	19,814
*	Hagag Group Real Estate Development	9,170	43,790
	Harel Insurance Investments & Financial Services Ltd.	96,605	1,007,297
	Hilan Ltd.	8,281	453,881
	ICL Group Ltd.	1,654	6,790
	IDI Insurance Co. Ltd.	6,733	229,111
*	IES Holdings Ltd.	1,407	74,820
	Ilex Medical Ltd.	3,543	60,898
	Inrom Construction Industries Ltd.	92,645	330,576
	Isracard Ltd.	153,720	595,598
	Israel Canada TR Ltd.	22,266	83,416
	Israel Discount Bank Ltd., Class A	230,839	1,356,870

		Shares	Value»
ISRAEL — (Continued)
*	Israel Land Development Co. Ltd.	4,982	$44,323
#	Israel Shipyards Industries Ltd.	3,823	74,190
	Isras Investment Co. Ltd.	966	205,119
*	Issta Ltd.	5,494	124,679
*	Kamada Ltd. (KMDA IT)	8,369	48,387
*	Kamada Ltd. (KMDA US)	5,031	28,878
	Kardan Real Estate Enterprise & Development Ltd.	24,161	30,803
	Kenon Holdings Ltd.	5,663	161,400
	Lahav L.R. Real Estate Ltd.	14,754	14,943
#	Levinstein Properties Ltd.	817	13,478
	M Yochananof & Sons Ltd.	2,321	137,751
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	169,886
*	Malam - Team Ltd.	4,820	84,245
	Matrix IT Ltd.	9,607	192,712
	Max Stock Ltd.	45,083	119,240
#	Maytronics Ltd.	18,754	47,084
	Mediterranean Towers Ltd.	56,719	121,437
	Mega Or Holdings Ltd.	3,767	105,482
#	Meitav Investment House Ltd.	36,615	195,511
	MENIF - Financial Services Ltd.	17,757	71,094
	Menora Mivtachim Holdings Ltd.	20,160	627,123
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	91,424
	Migdal Insurance & Financial Holdings Ltd.	202,108	328,899
	Mivne Real Estate KD Ltd.	5,056	13,786
	Mivtach Shamir Holdings Ltd.	1,785	93,820
	Mizrahi Tefahot Bank Ltd.	11,602	478,385

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Naphtha Israel Petroleum Corp. Ltd.	4,238	$24,973
	Nawi Group Ltd.	13,598	114,676
*	Nayax Ltd.	150	4,404
	Next Vision Stabilized Systems Ltd.	23,238	264,235
*	Nova Ltd. (NVMI IT)	1,569	295,059
	Novolog Ltd.	212,317	85,941
	Oil Refineries Ltd.	1,832,971	467,401
	One Software Technologies Ltd.	15,311	226,081
	Palram Industries 1990 Ltd.	10,377	195,107
*	Partner Communications Co. Ltd.	97,735	415,384
	Paz Retail & Energy Ltd.	7,318	828,341
*	Perion Network Ltd.	5,120	41,624
	Phoenix Financial Ltd.	42,601	493,959
	Plasson Industries Ltd.	1,085	41,204
#	Polyram Plastic Industries Ltd.	24,917	76,723
	Prashkovsky Investments & Construction Ltd.	178	4,864
*	Priortech Ltd.	264	11,306
	Qualitau Ltd.	1,674	69,017
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	243,491
*	Rani Zim Shopping Centers Ltd.	26,154	21,392
	Retailors Ltd.	4,258	76,781
*	Scope Metals Group Ltd.	5,426	168,059
*	Shapir Engineering & Industry Ltd.	3,278	21,498
	Shufersal Ltd.	55,237	489,101
	Summit Real Estate Holdings Ltd.	27,308	420,829
	Tadiran Group Ltd.	2,028	106,603
Ω	Tamar Petroleum Ltd.	31,671	187,083
*	TAT Technologies Ltd.	1,157	21,413
	Tel Aviv Stock Exchange Ltd.	679	6,808
	Telsys Ltd.	1,595	77,111
*	Tera Light Ltd.	18,659	31,172

		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	$2,108,319
	Tiv Taam Holdings 1 Ltd.	45,138	75,154
*	Tower Semiconductor Ltd. (TSEM IT)	377	15,900
	Victory Supermarket Chain Ltd.	3,715	49,585
	YD More Investments Ltd.	4,749	13,828
	YH Dimri Construction & Development Ltd.	233	20,348

TOTAL ISRAEL			26,322,199

ITALY — (2.4%)
	A2A SpA	1,053,396	2,407,898
	Abitare In SpA	7,323	33,347
	ACEA SpA	23,610	448,063
	Amplifon SpA	52,005	1,452,711
Ω	Anima Holding SpA	6,251	37,874
	Arnoldo Mondadori Editore SpA	109,582	291,046
	Ascopiave SpA	28,986	89,296
	Azimut Holding SpA	55,894	1,382,509
	Banca Generali SpA	25,451	1,127,875
	Banca IFIS SpA	21,001	503,317
	Banca Mediolanum SpA	64,894	802,142
	Banca Monte dei Paschi di Siena SpA	459,257	2,520,408
	Banca Popolare di Sondrio SpA	303,191	2,261,312
	Banca Profilo SpA	193,938	40,505
Ω	Banca Sistema SpA	21,210	34,764
	Banco BPM SpA	508,021	3,426,647
	Banco di Desio e della Brianza SpA	26,638	154,807
Ω	BFF Bank SpA	36,673	358,106
	Biesse SpA	1,204	10,227
	BPER Banca SpA	685,442	4,173,380
	Brunello Cucinelli SpA	17,481	1,729,236
	Buzzi SpA	20,804	815,076
	Cairo Communication SpA	52,260	124,749
Ω	Carel Industries SpA	537	11,037
	Cembre SpA	1,846	76,865
	Cementir Holding NV	19,171	199,171

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	671,264	$423,448
	Credito Emiliano SpA	87,133	940,913
	d’Amico International Shipping SA	84,105	452,569
	Danieli & C Officine Meccaniche SpA (DANR IM)	16,764	338,875
	Datalogic SpA	7,404	47,663
*Ω	doValue SpA	6,636	37,054
	Emak SpA	62,789	66,482
	Enel SpA	1,243,802	9,433,083
	Eni SpA (ENI IM)	349,644	5,326,191
*	Esprinet SpA	22,669	140,185
	Ferrari NV (RACE US)	1,825	868,481
	Fiera Milano SpA	17,420	78,299
	Fila SpA	20,287	219,282
	FinecoBank Banca Fineco SpA	36,826	587,895
	FNM SpA	150,368	68,376
*	Garofalo Health Care SpA	8,404	52,058
	Generali	16,961	470,264
	GPI SpA	1,425	18,624
	Hera SpA	270,348	1,034,230
	IMMSI SpA	149,021	84,844
Ω	Infrastrutture Wireless Italiane SpA	15,350	173,068
	Intesa Sanpaolo SpA	573,095	2,452,854
	Iren SpA	110,577	239,490
	Italgas SpA	70,493	432,447
	Italian Sea Group SpA	4,840	42,372
	Italmobiliare SpA	13,132	395,096
	Iveco Group NV	188,079	1,954,478
	Leonardo SpA	19,624	467,754
	Maire SpA	127,750	964,213
	Mediobanca Banca di Credito Finanziario SpA	78,133	1,288,981
	MFE-MediaForEurope NV (MFEA IM), Class A	143,415	469,245
	MFE-MediaForEurope NV (MFEB IM), Class B	57,557	265,840
	Moltiply Group SpA	11,449	425,803
	Moncler SpA	8,691	482,850
*	Newlat Food SpA	10,349	128,424
*Ω	Nexi SpA	154,612	977,270
	Orsero SpA	7,084	91,189
Ω	OVS SpA	296,543	910,235
	Pharmanutra SpA	1,886	112,626

		Shares	Value»
ITALY — (Continued)
	Piaggio & C SpA	240,865	$579,956
Ω	Pirelli & C SpA	220,920	1,207,181
Ω	Poste Italiane SpA	125,930	1,770,744
	Prysmian SpA	25,242	1,781,436
Ω	RAI Way SpA	55,432	318,287
	Recordati Industria Chimica e Farmaceutica SpA	15,925	903,553
	Reply SpA	5,989	913,063
	Rizzoli Corriere Della Sera Mediagroup SpA	156,116	134,997
	Sabaf SpA	2,447	49,395
*	Safilo Group SpA	14,771	16,117
*	Saipem SpA	508,900	1,209,957
	Sanlorenzo SpA	8,992	338,581
	Sesa SpA	4,663	404,960
#	Sogefi SpA	53,791	113,542
	SOL SpA	26,480	1,027,028
	Spaxs SpA	15,627	63,405
	Stellantis NV (STLA UX)	100,285	1,365,882
	Stellantis NV (STLAM IM)	247,465	3,390,846
	Tamburi Investment Partners SpA	41,568	390,827
Ω	Technogym SpA	56,106	604,819
*	Telecom Italia SpA (TIT IM)	2,241,270	567,723
*	Telecom Italia SpA (TITR IM)	1,154,902	337,799
	Tenaris SA (TS US), ADR	3,352	110,214
	Terna - Rete Elettrica Nazionale	83,800	725,853
*	TREVI - Finanziaria Industriale SpA	139,449	42,286
	TXT e-solutions SpA	872	27,808
	UniCredit SpA	109,555	4,846,610
	Unipol Gruppo SpA	171,964	2,137,166
	Webuild SpA	110,227	312,578
	Wiit SpA	6,589	147,403
	Zignago Vetro SpA	14,273	162,826

TOTAL ITALY			83,478,261

JAPAN — (23.2%)
	&Do Holdings Co. Ltd.	9,100	62,257
	77 Bank Ltd.	44,800	1,153,319
	A&D HOLON Holdings Co. Ltd.	22,300	319,069
	AB&Company Co. Ltd.	7,300	42,909
	Abalance Corp.	2,000	11,756

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ABC-Mart, Inc.	3,900	$76,416
	Achilles Corp.	9,100	89,973
	Acom Co. Ltd.	127,800	300,286
	AD Works Group Co. Ltd.	36,760	47,606
	Adastria Co. Ltd.	15,460	357,300
	ADEKA Corp.	71,300	1,286,295
	Ad-sol Nissin Corp.	5,100	60,243
	Adtec Plasma Technology Co. Ltd.	3,600	30,295
	Advan Group Co. Ltd.	13,700	84,285
	Advantest Corp.	16,000	926,394
	Aeon Co. Ltd.	140,719	3,448,056
	Aeon Delight Co. Ltd.	11,500	326,652
#	Aeon Fantasy Co. Ltd.	5,700	99,532
	AEON Financial Service Co. Ltd.	56,686	456,445
	Aeon Hokkaido Corp.	20,200	118,889
	Aeon Kyushu Co. Ltd.	2,200	42,453
	Aeon Mall Co. Ltd.	10,300	136,397
	AFC-HD AMS Life Science Co. Ltd.	8,300	45,372
	AGC, Inc.	61,500	1,884,676
#	Agro-Kanesho Co. Ltd.	7,300	62,780
	Ahresty Corp.	38,200	137,203
	Ai Holdings Corp.	1,500	22,858
	Aica Kogyo Co. Ltd.	17,300	374,366
	Aichi Corp.	23,700	184,969
	Aichi Financial Group, Inc.	9,639	143,807
	Aichi Steel Corp.	14,900	420,040
	Aichi Tokei Denki Co. Ltd.	7,400	96,098
	Aida Engineering Ltd.	27,578	142,788
#*	Aidma Holdings, Inc.	2,900	30,260
	Aiful Corp.	232,800	489,197
	Ain Holdings, Inc.	9,471	312,778
	Aiphone Co. Ltd.	8,300	160,935
	Air Water, Inc.	99,200	1,247,842
	Airport Facilities Co. Ltd.	15,000	57,084
	Airtech Japan Ltd.	3,500	27,263
	Aisan Industry Co. Ltd.	39,500	349,471
	Aisin Corp.	152,418	1,584,746
	AIT Corp.	5,900	68,592
	Aizawa Securities Group Co. Ltd.	10,100	108,000
	Ajinomoto Co., Inc.	47,300	1,817,065
	Akatsuki Corp.	36,400	100,759
	Akatsuki, Inc.	2,500	34,600

		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake
	Industry Co. Ltd.	164,940	$129,824
	Akita Bank Ltd.	6,400	87,374
	Albis Co. Ltd.	5,800	101,362
	Alconix Corp.	21,900	196,701
	Alfresa Holdings Corp.	35,700	515,081
	Alinco, Inc.	10,600	66,740
#	Alleanza Holdings Co. Ltd.	12,500	87,607
	Alpen Co. Ltd.	8,400	112,710
	Alpha Corp.	3,200	24,624
	Alpha Systems, Inc.	5,400	112,979
	Alps Alpine Co. Ltd.	158,615	1,558,669
	Altech Corp.	10,820	195,884
	Amada Co. Ltd.	122,700	1,209,196
	Amano Corp.	19,000	548,004
	Amuse, Inc.	6,000	53,356
#	Amvis Holdings, Inc.	16,400	212,894
	ANA Holdings, Inc.	5,700	112,271
	Anabuki Kosan, Inc.	4,600	60,358
	Anest Iwata Corp.	27,400	252,362
*	Anrakutei Co. Ltd.	300	13,748
	Anritsu Corp.	4,700	35,396
	AOI Electronics Co. Ltd.	2,000	31,825
	AOKI Holdings, Inc.	29,378	227,769
	Aoyama Trading Co. Ltd.	25,281	216,800
	Aoyama Zaisan Networks Co. Ltd.	21,200	185,268
#	Aozora Bank Ltd.	28,816	496,793
	Arakawa Chemical Industries Ltd.	9,400	81,508
	Arata Corp.	19,766	443,766
	Araya Industrial Co. Ltd.	3,200	94,063
	ARCLANDS Corp.	64,548	705,235
	Arcs Co. Ltd.	31,196	517,618
	ARE Holdings, Inc.	41,100	503,181
	Arealink Co. Ltd.	14,854	177,408
*	Arent, Inc.	1,100	42,859
	Argo Graphics, Inc.	12,600	433,262
	Arisawa Manufacturing Co. Ltd.	14,000	127,849
	Art Vivant Co. Ltd.	1,600	10,402
	Artience Co. Ltd.	17,400	417,042
	Artnature, Inc.	9,400	51,166
	Asahi Co. Ltd.	14,944	149,894
	Asahi Diamond Industrial Co. Ltd.	46,443	258,194
	Asahi Group Holdings Ltd.	73,200	878,786
	Asahi Intecc Co. Ltd.	12,400	198,693

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Kasei Corp.	362,900	$2,503,531
	Asahi Kogyosha Co. Ltd.	15,600	130,113
	Asahi Net, Inc.	11,000	45,417
	Asahi Printing Co. Ltd.	3,400	19,905
	Asahi Yukizai Corp.	12,400	330,818
	Asanuma Corp.	80,000	347,054
	Ashimori Industry Co. Ltd.	5,900	98,756
	Asia Pile Holdings Corp.	32,100	168,207
	Asics Corp.	151,000	2,637,501
	ASKA Pharmaceutical Holdings Co. Ltd.	19,500	276,656
	ASKUL Corp.	20,600	259,763
	Astena Holdings Co. Ltd.	32,700	108,937
	Asti Corp.	2,400	30,005
#	Aucnet, Inc.	10,800	168,565
	Autobacs Seven Co. Ltd.	23,400	217,687
	Avant Group Corp.	11,700	164,789
	Avex, Inc.	13,400	131,866
	Awa Bank Ltd.	32,497	517,712
	Axell Corp.	2,500	23,168
	Axial Retailing, Inc.	67,360	392,904
	Azbil Corp.	98,400	765,154
	AZ-COM MARUWA Holdings, Inc.	25,600	172,741
	AZOOM Co. Ltd.	300	11,481
	Bandai Namco Holdings, Inc.	16,800	352,231
	Bando Chemical Industries Ltd.	27,700	328,295
#*	Bank of Innovation, Inc.	600	20,027
	Bank of Iwate Ltd.	4,000	59,999
	Bank of Nagoya Ltd.	7,801	305,454
	Bank of Saga Ltd.	5,571	74,986
	Bank of the Ryukyus Ltd.	37,600	245,282
	Base Co. Ltd.	4,800	92,606
*	baudroie, Inc.	1,300	39,545
	BayCurrent, Inc.	39,200	1,273,962
#	Beauty Garage, Inc.	4,600	43,897
	Beenos, Inc.	11,000	199,445
	Belc Co. Ltd.	7,400	316,712
	Bell System24 Holdings, Inc.	22,900	198,125
	Belluna Co. Ltd.	34,579	161,041
	Bewith, Inc.	3,300	33,869
#	Bic Camera, Inc.	1,200	13,356
	BIPROGY, Inc.	20,000	631,120
	B-Lot Co. Ltd.	8,200	61,292

		Shares	Value»
JAPAN — (Continued)
	BML, Inc.	15,792	$289,500
#	Bookoff Group Holdings Ltd.	9,200	88,324
	Bourbon Corp.	5,800	88,842
*††	Bourbon Corp. SA	9,346	0
	B-R31 Ice Cream Co. Ltd.	900	24,717
	BrainPad, Inc.	9,600	50,608
	Bridgestone Corp.	48,700	1,735,429
	Broadmedia Corp.	7,140	66,968
	Brother Industries Ltd.	121,500	2,366,483
	Bull-Dog Sauce Co. Ltd.	1,300	15,216
	Bunka Shutter Co. Ltd.	59,800	719,553
	Business Brain Showa-Ota, Inc.	4,900	59,786
	Business Engineering Corp.	2,400	63,373
	BuySell Technologies Co. Ltd.	2,500	67,330
	C Uyemura & Co. Ltd.	3,400	236,308
	CAC Holdings Corp.	4,200	47,781
	Calbee, Inc.	20,300	453,895
	Canon Electronics, Inc.	13,300	209,972
	Canon Marketing Japan, Inc.	16,400	492,640
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	629,765
	Capcom Co. Ltd.	80,700	1,596,928
	Career Design Center Co. Ltd.	1,300	15,073
	Careerlink Co. Ltd.	4,300	70,395
	Carenet, Inc.	5,500	24,079
	Carlit Co. Ltd.	14,100	117,210
	Casio Computer Co. Ltd.	7,600	55,397
	Cawachi Ltd.	9,500	157,422
	CDS Co. Ltd.	2,600	30,113
	Celsys, Inc.	16,443	130,267
	Central Automotive Products Ltd.	10,600	319,258
	Central Glass Co. Ltd.	34,000	774,503
	Central Japan Railway Co.	16,000	331,348
	Central Security Patrols Co. Ltd.	7,500	136,768
#	Central Sports Co. Ltd.	3,000	48,122

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Change Holdings, Inc.	22,800	$179,240
	Charm Care Corp. KK	14,100	114,811
	Chiba Bank Ltd.	90,500	660,443
	Chiba Kogyo Bank Ltd.	35,000	256,054
#	Chikaranomoto Holdings Co. Ltd.	6,800	48,250
	Chino Corp.	5,900	83,053
	Chiyoda Co. Ltd.	16,282	141,880
	Chiyoda Integre Co. Ltd.	7,600	167,345
	Chofu Seisakusho Co. Ltd.	11,355	145,783
	Chori Co. Ltd.	9,300	249,217
	Choushimaru Co. Ltd.	1,400	14,873
	Chubu Electric Power Co., Inc.	37,500	431,068
	Chubu Shiryo Co. Ltd.	16,800	153,559
	Chubu Steel Plate Co. Ltd.	13,200	207,388
	Chudenko Corp.	14,800	310,223
	Chuetsu Pulp & Paper Co. Ltd.	14,389	116,378
	Chugai Pharmaceutical Co. Ltd.	68,900	3,278,362
	Chugai Ro Co. Ltd.	4,000	75,516
	Chugin Financial Group, Inc.	69,500	660,400
	Chugoku Electric Power Co., Inc.	33,800	245,985
	Chugoku Marine Paints Ltd.	39,000	557,066
	Chuo Spring Co. Ltd.	11,000	88,349
#	Chuo Warehouse Co. Ltd.	6,000	63,369
	Citizen Watch Co. Ltd.	158,100	939,925
	CKD Corp.	25,900	435,970
	CK-San-Etsu Co. Ltd.	5,500	129,307
	Cleanup Corp.	8,300	39,185
	CMK Corp.	39,600	104,836
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	354,612
*	COLOPL, Inc.	9,700	33,674
#	Colowide Co. Ltd.	29,800	330,034
	Computer Engineering & Consulting Ltd.	1,100	12,957
	Computer Institute of Japan Ltd.	12,520	34,159

		Shares	Value»
JAPAN — (Continued)
	COMSYS Holdings Corp.	28,459	$597,102
	Comture Corp.	10,500	158,603
	Concordia Financial Group Ltd.	231,738	1,147,867
	Copro-Holdings Co. Ltd.	2,800	25,787
*	Core Concept Technologies, Inc.	3,100	26,116
	Core Corp.	900	10,998
	Corona Corp.	10,600	65,191
	Cosel Co. Ltd.	19,363	155,723
	Cosmo Energy Holdings Co. Ltd.	76,100	3,756,273
	Cosmos Initia Co. Ltd.	9,500	46,115
	Cosmos Pharmaceutical Corp.	13,400	644,044
	Cota Co. Ltd.	989	10,628
#*	Cover Corp.	13,700	170,606
	Create Restaurants Holdings, Inc.	59,800	476,382
	Create SD Holdings Co. Ltd.	10,200	200,343
	Credit Saison Co. Ltd.	113,500	2,552,872
	Creek & River Co. Ltd.	7,800	81,838
	Cresco Ltd.	19,800	158,638
	Cross Cat Co. Ltd.	1,900	13,600
*	CrowdWorks, Inc.	6,400	55,411
	CTI Engineering Co. Ltd.	13,000	383,923
	CTS Co. Ltd.	17,700	105,384
	Curves Holdings Co. Ltd.	31,800	168,314
*	Cyber Security Cloud, Inc.	3,500	41,092
	CyberAgent, Inc.	25,370	165,608
*	CYBERDYNE, Inc.	35,600	43,512
	Cybozu, Inc.	13,800	189,479
	Dai Nippon Printing Co. Ltd.	18,000	312,415
	Dai Nippon Toryo Co. Ltd.	16,150	107,819
	Daicel Corp.	163,800	1,445,709
	Daido Metal Co. Ltd.	45,906	148,605
	Daido Steel Co. Ltd.	124,500	964,039
	Daifuku Co. Ltd.	32,000	601,495
	Daihatsu Diesel Manufacturing Co. Ltd.	17,800	152,549
	Daiho Corp.	7,300	166,919

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dai-Ichi Cutter Kogyo KK	5,900	$56,309
	Daiichi Jitsugyo Co. Ltd.	19,700	309,425
	Daiichi Kensetsu Corp.	1,000	13,938
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,030	77,228
	Dai-ichi Life Holdings, Inc.	72,600	1,809,940
	Daiichikosho Co. Ltd.	38,300	478,584
	Daiken Medical Co. Ltd.	14,800	48,641
	Daiki Aluminium Industry Co. Ltd.	25,600	185,326
	Daikin Industries Ltd.	12,100	1,452,686
#	Daikoku Denki Co. Ltd.	7,900	172,842
	Daikokutenbussan Co. Ltd.	3,600	249,436
	Daikyonishikawa Corp.	74,016	308,498
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,409	122,929
	Daio Paper Corp.	55,100	312,412
	Daiseki Co. Ltd.	17,900	457,019
	Daishi Hokuetsu Financial Group, Inc.	49,400	784,294
	Daishinku Corp.	26,100	102,279
	Daisue Construction Co. Ltd.	5,500	59,785
	Daito Pharmaceutical Co. Ltd.	12,879	188,195
	Daito Trust Construction Co. Ltd.	16,900	1,867,508
	Daitron Co. Ltd.	10,400	190,886
	Daiwa House Industry Co. Ltd.	202,600	6,043,284
	Daiwa Industries Ltd.	30,600	289,427
	Daiwa Securities Group, Inc.	164,947	1,079,130
	Daiwabo Holdings Co. Ltd.	64,800	1,166,488
	DCM Holdings Co. Ltd.	95,290	891,891
#*	DD GROUP Co. Ltd.	7,300	65,598
	Dear Life Co. Ltd.	24,400	133,824
	DeNA Co. Ltd.	19,300	236,453

		Shares	Value»
JAPAN — (Continued)
	Denka Co. Ltd.	33,200	$469,198
	Densan System Holdings Co. Ltd.	7,800	134,651
	Denso Corp.	71,700	1,018,390
	Dentsu Group, Inc.	3,800	117,297
	Dentsu Soken, Inc.	8,300	295,409
	Denyo Co. Ltd.	11,700	193,763
	Dexerials Corp.	93,000	1,419,884
	DIC Corp.	52,669	1,146,670
	Digital Arts, Inc.	7,300	248,454
	Digital Hearts Holdings Co. Ltd.	8,800	46,920
	Digital Holdings, Inc.	7,500	49,056
	Digital Information Technologies Corp.	6,700	88,689
	Dip Corp.	13,900	244,334
	Disco Corp.	1,900	540,616
	DKK Co. Ltd.	5,800	73,222
	DKS Co. Ltd.	7,153	159,454
	DMG Mori Co. Ltd.	70,500	1,344,298
	Doshisha Co. Ltd.	19,900	287,076
	Double Standard, Inc.	3,900	41,002
	Doutor Nichires Holdings Co. Ltd.	19,500	285,935
	Dowa Holdings Co. Ltd.	41,400	1,406,572
	DTS Corp.	20,600	533,573
	Duskin Co. Ltd.	13,087	346,778
#	DyDo Group Holdings, Inc.	15,600	312,849
	Eagle Industry Co. Ltd.	21,001	278,263
	East Japan Railway Co.	28,400	570,423
#	EAT&HOLDINGS Co. Ltd.	5,700	80,995
	Ebara Corp.	133,000	1,998,777
	Ebara Foods Industry, Inc.	5,100	97,209
	Ebara Jitsugyo Co. Ltd.	9,200	246,093
	Ebase Co. Ltd.	9,700	40,937
	Eco’s Co. Ltd.	9,700	130,220
	EDION Corp.	31,000	359,035
	eGuarantee, Inc.	11,401	112,973
#	Ehime Bank Ltd.	26,429	179,404
	Eiken Chemical Co. Ltd.	6,258	101,287
	Eizo Corp.	22,200	327,119
	EJ Holdings, Inc.	11,100	124,220
	Elan Corp.	5,500	31,287
	Elecom Co. Ltd.	10,600	99,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Electric Power Development Co. Ltd.	16,400	$274,067
	Elematec Corp.	17,148	267,254
	EM Systems Co. Ltd.	15,300	53,548
	Endo Lighting Corp.	13,000	109,552
	ENEOS Holdings, Inc.	1,384,670	6,985,031
	Enomoto Co. Ltd.	4,500	42,164
	Enplas Corp.	8,400	372,767
	ERI Holdings Co. Ltd.	3,400	41,169
	ES-Con Japan Ltd.	30,100	193,978
	Eslead Corp.	9,900	293,651
	ESPEC Corp.	13,900	242,253
	Eternal Hospitality Group Co. Ltd.	4,500	104,219
	Exedy Corp.	26,864	738,995
	EXEO Group, Inc.	115,708	1,184,244
	Ezaki Glico Co. Ltd.	31,100	916,277
	F&M Co. Ltd.	3,700	38,471
	FALCO HOLDINGS Co. Ltd.	5,000	77,164
	FANUC Corp.	2,000	53,063
	Fast Fitness Japan, Inc.	2,500	21,608
	Fast Retailing Co. Ltd.	17,800	5,691,042
	FCC Co. Ltd.	33,055	514,069
	Feed One Co. Ltd.	38,268	212,282
	Ferrotec Holdings Corp.	45,700	763,641
#	FFRI Security, Inc.	2,500	33,152
#	Fibergate, Inc.	5,700	37,322
	FIDEA Holdings Co. Ltd.	11,420	105,317
	Financial Partners Group Co. Ltd.	27,500	422,425
	FINDEX, Inc.	9,100	51,617
*	Fintech Global, Inc.	118,000	60,518
	First Bank of Toyama Ltd.	39,200	283,872
	Fixstars Corp.	13,800	129,289
	FJ Next Holdings Co. Ltd.	18,500	136,914
	Focus Systems Corp.	5,600	39,382
	Food & Life Cos. Ltd.	43,800	863,719
#	Forum Engineering, Inc.	14,200	81,107
	Foster Electric Co. Ltd.	18,240	204,086
	FP Corp.	24,703	432,778
#	FP Partner, Inc.	5,300	101,394
#	France Bed Holdings Co. Ltd.	24,800	204,475

		Shares	Value»
JAPAN — (Continued)
	Freebit Co. Ltd.	10,200	$84,473
	FTGroup Co. Ltd.	6,300	45,175
	Fudo Tetra Corp.	11,376	157,648
#	Fuji Co. Ltd.	28,200	378,399
	Fuji Corp. (6134 JP)	32,100	472,344
	Fuji Corp. (7605 JP)	10,400	123,827
	Fuji Corp. Ltd.	19,399	88,825
	Fuji Electric Co. Ltd.	22,700	1,156,063
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	50,407
#	Fuji Kosan Co. Ltd.	3,300	30,947
	Fuji Kyuko Co. Ltd.	5,800	97,310
	Fuji Media Holdings, Inc.	12,100	136,784
	Fuji Nihon Corp.	3,400	22,584
	Fuji Oil Co. Ltd.	78,500	172,661
	Fuji Oil Holdings, Inc.	32,038	689,655
	Fuji Pharma Co. Ltd.	13,500	115,221
	Fuji Seal International, Inc.	30,172	512,385
	Fuji Soft, Inc.	1,800	110,214
	Fujibo Holdings, Inc.	8,200	251,312
	Fujicco Co. Ltd.	10,785	121,567
	FUJIFILM Holdings Corp.	45,000	1,070,474
	Fujikura Composites, Inc.	18,600	147,122
	Fujikura Kasei Co. Ltd.	18,200	56,510
	Fujikura Ltd.	130,300	4,788,946
	Fujimi, Inc.	3,000	46,155
*	Fujio Food Group, Inc.	7,700	70,121
	Fujishoji Co. Ltd.	8,600	71,836
*	Fujita Kanko, Inc.	3,600	219,582
	Fujitsu General Ltd.	1,000	12,471
	Fujitsu Ltd.	52,200	1,003,589
	Fujiya Co. Ltd.	3,900	68,002
	FuKoKu Co. Ltd.	15,800	181,558
	Fukuda Corp.	3,700	138,625
	Fukuda Denshi Co. Ltd.	13,000	654,751
	Fukui Bank Ltd.	9,600	111,444
	Fukui Computer Holdings, Inc.	10,100	178,092
	Fukuoka Financial Group, Inc.	36,308	828,242
	Fukushima Galilei Co. Ltd.	7,300	263,625
	Fukuyama Transporting Co. Ltd.	8,261	210,091

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	15,200	$152,868
	Fumakilla Ltd.	1,300	9,059
	Funai Soken Holdings, Inc.	19,960	317,698
	Furukawa Battery Co. Ltd.	6,000	53,933
	Furukawa Co. Ltd.	27,100	294,310
	Furukawa Electric Co. Ltd.	36,400	895,219
	Furuno Electric Co. Ltd.	24,800	399,861
	Furyu Corp.	18,300	132,035
	Fuso Chemical Co. Ltd.	13,400	326,819
	Fuso Pharmaceutical Industries Ltd.	3,200	53,250
	Futaba Corp.	12,000	40,015
	Futaba Industrial Co. Ltd.	90,300	385,254
	Future Corp.	26,200	335,472
	Fuyo General Lease Co. Ltd.	22,800	1,613,402
	G-7 Holdings, Inc.	18,000	168,572
*	GA Technologies Co. Ltd.	6,700	48,141
	Gakken Holdings Co. Ltd.	34,400	224,154
	Gakkyusha Co. Ltd.	3,300	40,923
	Gakujo Co. Ltd.	7,000	76,179
#	Gamecard-Joyco Holdings, Inc.	4,300	55,678
	Gecoss Corp.	8,859	55,948
	Genki Global Dining Concepts Corp.	9,800	253,867
	Genky DrugStores Co. Ltd.	16,800	341,043
	Geo Holdings Corp.	47,200	471,435
#	Gift Holdings, Inc.	6,400	134,893
	GLOBERIDE, Inc.	18,900	245,221
	Glory Ltd.	21,973	356,392
	GLtechno Holdings, Inc.	8,890	160,083
#	GMO Financial Gate, Inc.	2,500	125,414
#	GMO Financial Holdings, Inc.	47,700	199,259
	GMO GlobalSign Holdings KK	3,300	60,324
	GMO internet group, Inc.	37,700	651,535
	GMO Payment Gateway, Inc.	12,500	748,714
	Godo Steel Ltd.	10,300	262,406

		Shares	Value»
JAPAN — (Continued)
	Goldcrest Co. Ltd.	11,690	$227,845
	Goldwin, Inc.	6,000	311,193
	Grandy House Corp.	13,500	48,950
	Gree, Inc.	36,800	112,185
#	Greens Co. Ltd.	4,400	43,821
	gremz, Inc.	5,200	88,435
	GS Yuasa Corp.	54,700	967,741
	GSI Creos Corp.	9,200	121,248
	G-Tekt Corp.	21,132	217,016
	Gun-Ei Chemical Industry Co. Ltd.	4,100	73,656
	GungHo Online Entertainment, Inc.	1,970	43,880
	Gunma Bank Ltd.	200,100	1,126,878
	Gunze Ltd.	11,204	393,552
	H.U. Group Holdings, Inc.	21,500	369,964
	H2O Retailing Corp.	88,499	1,184,322
	Hachijuni Bank Ltd.	124,250	681,851
	Hagihara Industries, Inc.	11,195	107,453
	Hagiwara Electric Holdings Co. Ltd.	6,900	152,054
	Hakudo Co. Ltd.	4,700	73,518
	Hakuhodo DY Holdings, Inc.	52,600	416,850
	Halows Co. Ltd.	8,300	232,074
	Hamakyorex Co. Ltd.	69,200	563,975
	Hamamatsu Photonics KK	38,500	509,072
	Hamee Corp.	3,500	23,683
	Hankyu Hanshin Holdings, Inc.	50,452	1,371,792
	Hanwa Co. Ltd.	34,400	1,139,789
	Happinet Corp.	19,600	523,769
	Hard Off Corp. Co. Ltd.	8,200	103,293
	Harima Chemicals Group, Inc.	12,200	69,585
	Haseko Corp.	167,500	2,024,590
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	41,804
	Hazama Ando Corp.	69,550	513,732
	Heiwa Corp.	20,700	282,672
	Heiwa Real Estate Co. Ltd.	4,400	120,855
	Heiwado Co. Ltd.	24,167	348,816
	Helios Techno Holding Co. Ltd.	19,300	119,007
#*	Hennge KK	8,400	60,633
	Hibiya Engineering Ltd.	7,600	171,057
	Hiday Hidaka Corp.	11,900	214,099
	Hikari Tsushin, Inc.	700	141,282

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	HI-LEX Corp.	15,600	$157,197
	Himacs Ltd.	1,000	9,091
*	Hino Motors Ltd.	79,700	195,671
	Hioki EE Corp.	7,500	402,765
	Hirakawa Hewtech Corp.	7,200	74,593
	Hirano Tecseed Co. Ltd.	6,700	73,418
	Hirata Corp.	4,600	146,694
	Hirogin Holdings, Inc.	151,500	1,106,581
	Hirose Electric Co. Ltd.	1,200	142,812
	Hirose Tusyo, Inc.	2,900	70,359
	Hiroshima Gas Co. Ltd.	16,700	41,786
#*	HIS Co. Ltd.	11,700	134,084
	Hisaka Works Ltd.	12,100	78,879
	Hisamitsu Pharmaceutical Co., Inc.	3,900	114,665
	Hitachi Construction Machinery Co. Ltd.	58,200	1,262,744
	Hitachi Ltd. (6501 JP)	215,500	5,414,407
	Hochiki Corp.	11,400	158,525
	Hodogaya Chemical Co. Ltd.	5,225	147,472
	Hogy Medical Co. Ltd.	14,900	444,974
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	68,679
#	Hokkaido Electric Power Co., Inc.	34,300	220,651
	Hokkaido Gas Co. Ltd.	19,000	72,956
	Hokkan Holdings Ltd.	13,200	148,877
#	Hokko Chemical Industry Co. Ltd.	17,500	145,007
	Hokkoku Financial Holdings, Inc.	11,500	328,313
#	Hokuetsu Corp.	68,800	686,081
	Hokuetsu Industries Co. Ltd.	18,500	228,148
	Hokuhoku Financial Group, Inc.	95,437	997,458
	Hokuriku Electric Industry Co. Ltd.	6,200	50,688
	Hokuriku Electric Power Co.	35,700	247,593
	Hokuriku Electrical Construction Co. Ltd.	7,199	54,724
	Hokuto Corp.	8,200	97,903
	Honda Motor Co. Ltd. (7267 JP)	385,305	3,875,055

		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	$510,996
	H-One Co. Ltd.	16,800	101,597
#	Honeys Holdings Co. Ltd.	23,770	262,299
	Hoosiers Holdings Co. Ltd.	38,300	253,625
	Horiba Ltd.	20,900	1,284,807
	Hoshizaki Corp.	1,000	32,868
	Hosiden Corp.	39,700	594,670
	Hosokawa Micron Corp.	13,300	347,687
#	Hotland Co. Ltd.	6,400	97,578
	House Foods Group, Inc.	8,800	171,533
	Howa Machinery Ltd.	9,000	54,919
	Hoya Corp.	35,000	4,682,789
	HS Holdings Co. Ltd.	13,900	84,265
	Hulic Co. Ltd.	58,667	543,278
	Hyakugo Bank Ltd.	100,467	361,586
	Hyakujushi Bank Ltd.	18,801	312,000
	Ibiden Co. Ltd.	25,900	822,705
#	IBJ, Inc.	14,100	59,648
	Ichiken Co. Ltd.	5,200	84,448
	Ichikoh Industries Ltd.	36,800	109,376
	Ichinen Holdings Co. Ltd.	23,300	277,094
	Ichiyoshi Securities Co. Ltd.	23,600	118,445
	Icom, Inc.	8,100	152,687
	ID Holdings Corp.	4,200	40,411
	Idec Corp.	27,000	435,245
	Idemitsu Kosan Co. Ltd.	564,935	3,851,408
	IDOM, Inc.	52,300	361,762
	IHI Corp.	13,400	713,401
	Iida Group Holdings Co. Ltd.	27,765	402,510
	Iino Kaiun Kaisha Ltd.	95,700	702,109
	IKK Holdings, Inc.	8,200	39,619
#	I’ll, Inc.	3,700	75,610
	Imagica Group, Inc.	33,700	118,332
	i-mobile Co. Ltd.	21,100	70,005
	Imuraya Group Co. Ltd.	6,800	108,689
	Inaba Denki Sangyo Co. Ltd.	27,300	684,735
	Inaba Seisakusho Co. Ltd.	5,600	65,183
	Inabata & Co. Ltd.	45,600	970,162
#	I-NE Co. Ltd.	5,800	80,830
	Ines Corp.	18,500	187,729
	I-Net Corp.	10,100	101,540

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	193,468	$1,454,354
	Innotech Corp.	12,900	123,213
	Inpex Corp.	493,400	6,504,024
	Insource Co. Ltd.	30,600	191,762
	Intage Holdings, Inc.	4,800	50,083
	Integrated Design & Engineering Holdings Co. Ltd.	13,500	384,101
	Intelligent Wave, Inc.	4,100	23,772
	Inter Action Corp.	1,600	11,101
	Internet Initiative Japan, Inc.	32,900	631,711
	Inui Global Logistics Co. Ltd.	7,500	54,873
	I-PEX, Inc.	9,600	98,698
#	IPS, Inc.	4,000	62,785
	Iriso Electronics Co. Ltd.	15,723	279,404
	ISB Corp.	6,700	60,942
#	Ise Chemicals Corp.	1,600	204,809
	Iseki & Co. Ltd.	15,008	96,838
	Isetan Mitsukoshi Holdings Ltd.	35,500	528,248
	Ishihara Chemical Co. Ltd.	3,300	52,303
	Ishihara Sangyo Kaisha Ltd.	21,500	205,747
	Ishizuka Glass Co. Ltd.	900	14,223
*	Istyle, Inc.	38,700	110,365
	Isuzu Motors Ltd.	315,400	4,078,685
	Itfor, Inc.	19,000	168,975
	ITmedia, Inc.	9,300	96,849
	Ito En Ltd.	30,581	670,197
	ITOCHU Corp.	68,400	3,383,599
	Itochu Enex Co. Ltd.	66,100	691,872
	Itochu-Shokuhin Co. Ltd.	4,200	189,028
	Itoham Yonekyu Holdings, Inc.	14,085	354,983
	Itoki Corp.	29,353	279,423
	IwaiCosmo Holdings, Inc.	15,200	206,744
	Iwaki Co. Ltd.	9,600	179,689
	Iwatani Corp.	114,000	1,486,104
	Iwatsuka Confectionery Co. Ltd.	2,800	47,633
	Iyogin Holdings, Inc.	73,982	702,311
	Izumi Co. Ltd.	21,800	460,068
	J Front Retailing Co. Ltd.	92,969	987,300
	J Trust Co. Ltd.	43,500	128,422

		Shares	Value»
JAPAN — (Continued)
	JAC Recruitment Co. Ltd.	48,800	$233,836
	Jaccs Co. Ltd.	23,600	588,637
#*	Jade Group, Inc.	6,300	71,170
	JAFCO Group Co. Ltd.	39,400	529,451
	JANOME Corp.	8,800	52,459
	Japan Airlines Co. Ltd.	48,400	776,243
	Japan Airport Terminal Co. Ltd.	21,500	787,591
	Japan Aviation Electronics Industry Ltd.	43,800	812,524
	Japan Business Systems, Inc.	8,100	52,743
	Japan Cash Machine Co. Ltd.	13,800	82,410
#*	Japan Communications, Inc.	94,700	88,260
	Japan Elevator Service Holdings Co. Ltd.	28,600	547,615
#	Japan Engine Corp.	1,800	43,310
	Japan Exchange Group, Inc.	229,800	2,693,500
*	Japan Hospice Holdings, Inc.	4,800	44,922
	Japan Investment Adviser Co. Ltd.	1,100	7,359
	Japan Lifeline Co. Ltd.	43,600	342,508
	Japan Medical Dynamic Marketing, Inc.	14,300	58,336
	Japan Petroleum Exploration Co. Ltd.	34,500	259,442
	Japan Post Holdings Co. Ltd.	62,000	572,017
	Japan Post Insurance Co. Ltd.	18,100	298,256
	Japan Property Management Center Co. Ltd.	10,700	79,564
	Japan Pulp & Paper Co. Ltd.	97,600	426,514
	Japan Securities Finance Co. Ltd.	54,100	705,829
	Japan Steel Works Ltd.	13,600	461,296

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan System Techniques Co. Ltd.	6,800	$81,806
	Japan Tobacco, Inc.	56,200	1,568,961
	Japan Transcity Corp.	33,400	201,363
#	Japan Wool Textile Co. Ltd.	46,500	385,705
	JBCC Holdings, Inc.	15,100	435,512
	JCR Pharmaceuticals Co. Ltd.	41,200	184,232
	JCU Corp.	16,700	384,933
	JDC Corp.	33,800	114,040
	Jeol Ltd.	23,200	860,616
	JFE Holdings, Inc.	175,460	2,112,427
	JFE Systems, Inc.	1,500	29,606
	JGC Holdings Corp.	83,000	712,412
	Jichodo Co. Ltd.	700	44,718
#*	JIG-SAW, Inc.	2,300	62,558
	JINS Holdings, Inc.	5,300	216,021
	JINUSHI Co. Ltd.	10,000	137,420
	JK Holdings Co. Ltd.	14,300	96,470
	J-Lease Co. Ltd.	4,200	37,974
	JM Holdings Co. Ltd.	11,600	226,361
	JMS Co. Ltd.	20,300	62,486
#*	Joban Kosan Co. Ltd.	1,000	10,837
	J-Oil Mills, Inc.	11,582	156,814
	Joshin Denki Co. Ltd.	15,901	267,534
	JP-Holdings, Inc.	44,900	211,229
	JSB Co. Ltd.	4,400	77,762
	JSP Corp.	12,401	158,522
	JTEKT Corp.	97,400	656,966
#	Juki Corp.	19,200	50,019
	Juroku Financial Group, Inc.	12,800	341,584
	Justsystems Corp.	13,000	290,673
	JVCKenwood Corp.	146,001	1,148,257
	K&O Energy Group, Inc.	11,358	235,729
	Kadokawa Corp.	5,553	120,869
	Kadoya Sesame Mills, Inc.	1,700	39,863
	Kaga Electronics Co. Ltd.	37,400	679,009
	Kagome Co. Ltd.	25,200	499,196
	Kajima Corp.	66,121	1,138,977
	Kakaku.com, Inc.	37,800	580,418
	Kaken Pharmaceutical Co. Ltd.	1,800	45,995
#	Kakiyasu Honten Co. Ltd.	5,800	101,509
#	Kamakura Shinsho Ltd.	15,500	52,521
	Kameda Seika Co. Ltd.	1,800	52,376
	Kamei Corp.	19,600	252,342

		Shares	Value»
JAPAN — (Continued)
	Kamigumi Co. Ltd.	46,500	$970,529
	Kanaden Corp.	14,900	142,359
	Kanadevia Corp.	190,240	1,300,372
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	122,262
	Kanamic Network Co. Ltd.	11,800	42,005
	Kanamoto Co. Ltd.	32,275	583,314
	Kandenko Co. Ltd.	90,100	1,318,482
	Kaneka Corp.	33,100	811,321
	Kaneko Seeds Co. Ltd.	9,600	86,929
	Kanematsu Corp.	80,300	1,222,417
	Kanemi Co. Ltd.	1,400	29,191
	Kanro, Inc.	4,000	77,130
	Kansai Electric Power Co., Inc.	41,000	657,520
	Kansai Paint Co. Ltd.	27,500	447,883
	Kanto Denka Kogyo Co. Ltd.	36,605	232,774
	Kao Corp.	21,800	960,843
*	Kaonavi, Inc.	2,700	41,660
	Kappa Create Co. Ltd.	8,300	88,492
	Katakura Industries Co. Ltd.	22,400	292,086
	Katitas Co. Ltd.	21,523	272,891
	Kato Sangyo Co. Ltd.	19,900	538,748
	Kato Works Co. Ltd.	8,400	67,688
	Kawada Technologies, Inc.	11,400	177,748
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,892	105,524
	Kawasaki Heavy Industries Ltd.	11,200	428,829
#	Kawasaki Kisen Kaisha Ltd.	45,291	625,651
	KDDI Corp.	224,300	6,993,537
#	KeePer Technical Laboratory Co. Ltd.	8,300	227,958
	Keihan Holdings Co. Ltd.	16,300	304,276
	Keihanshin Building Co. Ltd.	3,300	32,177
	Keikyu Corp.	17,800	139,368
	Keio Corp.	8,300	185,621
	Keisei Electric Railway Co. Ltd.	6,158	160,218
	KEIWA, Inc.	17,400	116,499
	Keiyo Bank Ltd.	98,900	443,234
	KEL Corp.	3,800	36,692

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	8,996	$128,231
	Kewpie Corp.	22,377	529,178
	KH Neochem Co. Ltd.	28,900	389,686
	Kibun Foods, Inc.	12,000	86,717
	Kikkoman Corp.	11,400	133,753
	Kimura Chemical Plants Co. Ltd.	18,500	92,657
#	Kimura Unity Co. Ltd.	5,600	53,287
	Kinden Corp.	33,900	702,619
#	King Jim Co. Ltd.	3,300	18,713
	Kintetsu Department Store Co. Ltd.	6,000	81,756
	Kintetsu Group Holdings Co. Ltd.	22,200	515,961
	Kirin Holdings Co. Ltd.	40,580	597,444
	Kissei Pharmaceutical Co. Ltd.	17,800	434,358
	Ki-Star Real Estate Co. Ltd.	11,300	286,789
	Kitagawa Corp.	8,100	64,419
	Kita-Nippon Bank Ltd.	6,400	105,182
	Kitano Construction Corp.	3,200	89,754
	Kitz Corp.	94,300	650,508
	Kiyo Bank Ltd.	64,133	751,136
*	KNT-CT Holdings Co. Ltd.	10,052	84,180
	Koa Corp.	21,400	141,679
	Koa Shoji Holdings Co. Ltd.	7,200	28,984
	Koatsu Gas Kogyo Co. Ltd.	18,800	111,751
	Kobayashi Pharmaceutical Co. Ltd.	1,400	52,147
	Kobe Bussan Co. Ltd.	35,400	868,351
	Kobe Electric Railway Co. Ltd.	800	12,398
	Kobe Steel Ltd.	272,680	2,938,862
	Koei Tecmo Holdings Co. Ltd.	46,900	490,822
	Kohnan Shoji Co. Ltd.	31,900	756,423
	Kohsoku Corp.	9,200	151,084
	Koito Manufacturing Co. Ltd.	19,900	257,682
	Kojima Co. Ltd.	1,300	9,013
	Kokuyo Co. Ltd.	33,300	535,742
	Komatsu Ltd.	57,900	1,498,758
	Komatsu Matere Co. Ltd.	21,700	115,814
	Komatsu Wall Industry Co. Ltd.	14,700	144,693

		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	30,500	$577,200
#	Komehyo Holdings Co. Ltd.	7,000	173,438
	Komeri Co. Ltd.	28,727	620,940
	Komori Corp.	21,311	154,123
	Konami Group Corp.	11,900	1,090,752
	Kondotec, Inc.	16,300	135,924
	Konica Minolta, Inc.	197,500	824,456
	Konishi Co. Ltd.	51,400	441,779
	Konoike Transport Co. Ltd.	24,700	403,919
	Konoshima Chemical Co. Ltd.	5,200	61,348
	Kose Corp.	600	32,974
	Koshidaka Holdings Co. Ltd.	29,600	232,187
	Kotobuki Spirits Co. Ltd.	45,400	613,023
	Kozo Keikaku Engineering Holdings, Inc.	3,200	84,781
	KPP Group Holdings Co. Ltd.	64,700	277,669
	Krosaki Harima Corp.	25,600	410,158
	KRS Corp.	10,500	132,083
	K’s Holdings Corp.	92,020	879,939
	KU Holdings Co. Ltd.	18,800	131,465
	Kubota Corp. (6326 JP)	119,300	1,524,306
	Kumagai Gumi Co. Ltd.	15,632	361,472
	Kumiai Chemical Industry Co. Ltd.	41,074	218,636
	Kura Sushi, Inc.	9,100	238,966
	Kurabo Industries Ltd.	11,400	350,429
	Kuraray Co. Ltd.	203,600	2,759,078
	Kureha Corp.	18,900	349,049
	Kurimoto Ltd.	8,300	206,152
	Kurita Water Industries Ltd.	17,400	652,582
	Kuriyama Holdings Corp.	9,500	76,283
	Kushikatsu Tanaka Holdings Co.	3,400	34,734
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	518,236
	KYB Corp.	15,100	474,372
	Kyocera Corp.	140,840	1,428,358
	Kyodo Printing Co. Ltd.	3,100	69,049
	Kyoei Steel Ltd.	21,200	240,395
	Kyokuto Boeki Kaisha Ltd.	9,200	89,592

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	$401,386
	Kyokuto Securities Co. Ltd.	13,401	111,100
	Kyokuyo Co. Ltd.	10,800	292,571
	Kyorin Pharmaceutical Co. Ltd.	17,200	170,697
	Kyoritsu Maintenance Co. Ltd.	29,400	472,011
	Kyosan Electric Manufacturing Co. Ltd.	35,700	125,551
	Kyoto Financial Group, Inc.	41,100	603,199
	Kyowa Kirin Co. Ltd.	3,500	57,686
	Kyowa Leather Cloth Co. Ltd.	5,100	21,344
	Kyudenko Corp.	24,000	861,609
	Kyushu Electric Power Co., Inc.	47,200	528,583
	Kyushu Financial Group, Inc.	161,580	731,768
#	Kyushu Leasing Service Co. Ltd.	1,900	12,183
	Kyushu Railway Co.	12,700	334,143
#	LA Holdings Co. Ltd.	2,600	77,731
	LAC Co. Ltd.	10,100	48,649
	Lacto Japan Co. Ltd.	8,000	144,538
	Lasertec Corp.	17,500	2,374,674
	LEC, Inc.	20,400	175,586
	Leopalace21 Corp.	105,700	381,673
	Life Corp.	16,800	365,029
	Lifedrink Co., Inc.	23,600	272,531
*	Lifenet Insurance Co.	7,200	93,927
*	LIFULL Co. Ltd.	31,000	29,663
#	LIKE, Inc.	8,500	76,862
	Link & Motivation, Inc.	20,000	72,693
	Lintec Corp.	13,500	280,147
	Lion Corp.	39,000	430,234
	LITALICO, Inc.	15,000	107,132
	Lixil Corp.	113,800	1,335,826
	Loadstar Capital KK	2,700	40,864
	Look Holdings, Inc.	5,800	95,607
	LY Corp.	138,100	376,707
	M3, Inc.	53,700	551,904
	Mabuchi Motor Co. Ltd.	41,600	595,277
	Macnica Holdings, Inc.	79,950	911,936
	Macromill, Inc.	35,693	188,627
	Maeda Kosen Co. Ltd.	25,800	298,629

	Shares	Value»
JAPAN — (Continued)
Maezawa Industries, Inc.	16,500	$129,966
Maezawa Kasei Industries Co. Ltd.	11,300	134,001
Maezawa Kyuso Industries Co. Ltd.	13,500	109,878
Makino Milling Machine Co. Ltd.	13,489	506,391
Makita Corp. (6586 JP)	4,043	132,012
Makita Corp. (MKTAY US), Sponsored ADR	2,976	97,226
Mamiya-Op Co. Ltd.	3,400	30,228
Mammy Mart Corp.	1,200	30,879
Management Solutions Co. Ltd.	7,300	90,380
Mandom Corp.	19,707	162,318
Mani, Inc.	500	5,966
MarkLines Co. Ltd.	7,000	125,353
Mars Group Holdings Corp.	11,780	242,411
Marubeni Corp.	41,200	615,908
Marubun Corp.	17,900	120,288
Maruchiyo Yamaokaya Corp.	2,800	59,918
Marudai Food Co. Ltd.	11,300	124,428
Maruha Nichiro Corp.	31,068	609,403
Marui Group Co. Ltd.	31,300	491,482
Maruichi Steel Tube Ltd.	25,700	553,840
MARUKA FURUSATO Corp.	9,869	141,986
Marusan Securities Co. Ltd.	24,510	149,149
Maruwa Co. Ltd.	4,300	1,186,230
Maruzen Co. Ltd.	5,586	115,735
Maruzen Showa Unyu Co. Ltd.	13,300	512,946
Matsuda Sangyo Co. Ltd.	10,500	217,892
Matsui Construction Co. Ltd.	13,500	73,823
Matsui Securities Co. Ltd.	59,900	322,713
MatsukiyoCocokara & Co.	40,780	555,207
Matsuyafoods Holdings Co. Ltd.	4,600	203,897
Max Co. Ltd.	9,500	219,117
Maxell Ltd.	39,000	476,092
Maxvalu Tokai Co. Ltd.	6,700	143,327

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mazda Motor Corp.	216,800	$1,532,666
	McDonald’s Holdings Co. Japan Ltd.	16,600	703,457
	MCJ Co. Ltd.	52,900	495,668
	Mebuki Financial Group, Inc.	385,923	1,443,508
	MEC Co. Ltd.	200	4,705
	Media Do Co. Ltd.	4,300	37,727
	Medical Data Vision Co. Ltd.	14,600	49,248
	Medical System Network Co. Ltd.	37,455	104,591
	Medikit Co. Ltd.	2,800	51,723
	Medipal Holdings Corp.	39,800	630,580
	Medius Holdings Co. Ltd.	13,100	72,414
	Megachips Corp.	5,500	196,142
	Megmilk Snow Brand Co. Ltd.	38,757	670,673
	Meidensha Corp.	32,100	842,433
	Meiji Electric Industries Co. Ltd.	6,100	54,435
	MEIJI Holdings Co. Ltd.	18,100	422,222
#	Meiji Shipping Group Co. Ltd.	10,600	49,036
	Meiko Electronics Co. Ltd.	21,000	820,767
	Meisei Industrial Co. Ltd.	33,800	286,902
	MEITEC Group Holdings, Inc.	38,700	741,618
	Meito Sangyo Co. Ltd.	7,200	87,569
	Meiwa Corp.	19,700	83,162
	Meiwa Estate Co. Ltd.	12,900	82,438
	Melco Holdings, Inc.	5,900	94,282
	Menicon Co. Ltd.	41,700	458,835
*	Mercari, Inc.	33,000	461,641
	METAWATER Co. Ltd.	13,400	155,043
	Micronics Japan Co. Ltd.	12,100	301,486
#	Midac Holdings Co. Ltd.	5,600	67,532
	Mie Kotsu Group Holdings, Inc.	65,735	217,403
#	Mikuni Corp.	23,100	48,876
	Milbon Co. Ltd.	704	14,881
	MIMAKI ENGINEERING Co. Ltd.	12,300	108,376

		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	54,639	$961,891
#	Mirai Industry Co. Ltd.	6,700	156,840
	Miraial Co. Ltd.	6,700	63,973
	Mirait One Corp.	39,610	563,386
	Mirarth Holdings, Inc.	131,200	421,653
	Miroku Jyoho Service Co. Ltd.	8,100	96,473
	MISUMI Group, Inc.	11,300	183,914
	Mitani Corp.	32,000	393,550
	Mitani Sangyo Co. Ltd.	17,700	36,544
	Mitani Sekisan Co. Ltd.	5,300	217,593
	Mito Securities Co. Ltd.	48,000	148,408
	Mitsuba Corp.	57,559	327,880
	Mitsubishi Chemical Group Corp.	600,680	3,241,322
	Mitsubishi Corp.	160,000	2,927,051
	Mitsubishi Electric Corp.	76,200	1,340,551
	Mitsubishi Estate Co. Ltd.	50,800	751,232
	Mitsubishi Gas Chemical Co., Inc.	50,891	884,446
	Mitsubishi HC Capital, Inc.	561,770	3,761,744
	Mitsubishi Heavy Industries Ltd.	68,200	962,776
	Mitsubishi Kakoki Kaisha Ltd.	5,900	137,812
	Mitsubishi Logisnext Co. Ltd.	32,400	240,942
	Mitsubishi Logistics Corp.	91,495	613,367
	Mitsubishi Materials Corp.	49,380	810,181
	Mitsubishi Motors Corp.	318,200	945,384
#	Mitsubishi Paper Mills Ltd.	5,500	17,504
	Mitsubishi Pencil Co. Ltd.	15,650	252,443
	Mitsubishi Research Institute, Inc.	7,800	215,543
	Mitsubishi Shokuhin Co. Ltd.	15,600	494,977
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	84,217

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	830,400	$8,752,610
	Mitsuboshi Belting Ltd.	6,900	177,127
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,190,638
	Mitsui Chemicals, Inc.	92,200	2,106,383
	Mitsui DM Sugar Holdings Co. Ltd.	11,999	255,799
#	Mitsui E&S Co. Ltd.	87,000	629,377
	Mitsui Fudosan Co. Ltd.	32,400	276,448
#	Mitsui High-Tec, Inc.	37,500	199,556
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	440,536
	Mitsui Mining & Smelting Co. Ltd.	55,200	1,753,797
#	Mitsui OSK Lines Ltd.	36,600	1,246,067
	Mitsui-Soko Holdings Co. Ltd.	28,300	1,314,315
	Mitsuuroko Group Holdings Co. Ltd.	30,400	342,594
	Miura Co. Ltd.	3,393	79,229
	Miyaji Engineering Group, Inc.	23,200	303,056
	Miyazaki Bank Ltd.	15,300	265,084
	Miyoshi Oil & Fat Co. Ltd.	9,955	93,800
	Mizuho Financial Group, Inc. (8411 JP)	168,905	3,508,324
	Mizuho Leasing Co. Ltd.	129,000	844,241
	Mizuho Medy Co. Ltd.	9,300	101,043
	Mizuno Corp.	15,600	828,014
	Mochida Pharmaceutical Co. Ltd.	8,994	205,762
	Modec, Inc.	13,500	293,954
	Monex Group, Inc.	52,300	245,408
	Monogatari Corp.	15,300	359,826
	MonotaRO Co. Ltd.	37,600	567,246
	Morinaga & Co. Ltd.	48,600	909,047
	Morinaga Milk Industry Co. Ltd.	63,600	1,478,998
	Moriroku Holdings Co. Ltd.	12,500	191,827
	Morita Holdings Corp.	19,400	258,912
	Morito Co. Ltd.	6,900	64,438
	Morozoff Ltd.	4,600	139,610
	Mory Industries, Inc.	4,800	157,835
	MrMax Holdings Ltd.	23,300	102,694

		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	118,246	$2,615,522
	Mugen Estate Co. Ltd.	10,200	104,070
	m-up Holdings, Inc.	14,700	126,859
	Murakami Corp.	4,500	147,861
	Murata Manufacturing Co. Ltd.	57,900	1,011,577
	Musashi Seimitsu Industry Co. Ltd.	44,200	573,348
	Musashino Bank Ltd.	23,200	404,659
	Muto Seiko Co.	4,800	51,417
	Nachi-Fujikoshi Corp.	12,926	271,323
	Nafco Co. Ltd.	8,200	110,786
	Nagano Keiki Co. Ltd.	13,900	222,117
	Nagase & Co. Ltd.	52,400	1,087,428
	Nagase Brothers, Inc.	6,100	72,902
#	Nagawa Co. Ltd.	400	17,783
	Nagoya Railroad Co. Ltd.	19,200	212,799
	Naigai Trans Line Ltd.	3,700	67,541
	Nakabayashi Co. Ltd.	16,400	55,625
	Nakamoto Packs Co. Ltd.	3,100	33,915
	Nakamuraya Co. Ltd.	4,408	92,434
	Nakanishi, Inc.	6,000	102,029
	Nakayama Steel Works Ltd.	29,300	144,450
#	Namura Shipbuilding Co. Ltd.	34,900	359,697
	Nankai Electric Railway Co. Ltd.	14,600	229,471
	Nanto Bank Ltd.	16,653	325,121
	Nanyo Corp.	11,000	78,652
	Narasaki Sangyo Co. Ltd.	2,400	46,654
	NCD Co. Ltd./Shinagawa	2,900	31,106
	NEC Capital Solutions Ltd.	15,100	367,355
	NEC Corp.	27,800	2,365,511
	NEC Networks & System Integration Corp.	21,400	452,101
	NET One Systems Co. Ltd.	36,300	881,321
	Neturen Co. Ltd.	17,300	112,667
#	New Art Holdings Co. Ltd.	6,700	67,194
	Nexon Co. Ltd.	4,300	74,527
#	Nextage Co. Ltd.	29,500	283,135
	NGK Insulators Ltd.	118,400	1,458,579
	NH Foods Ltd.	26,100	904,111

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	122,769	$1,502,674
	Nicca Chemical Co. Ltd.	6,100	50,817
	Nichias Corp.	42,039	1,505,556
	Nichiban Co. Ltd.	10,100	129,495
	Nichicon Corp.	33,300	217,518
	Nichiden Corp.	6,000	123,579
	Nichiha Corp.	21,900	494,581
	Nichimo Co. Ltd.	4,200	51,146
	Nichirei Corp.	38,000	1,061,916
	Nichireki Group Co. Ltd.	25,300	400,168
	Nichirin Co. Ltd.	11,620	282,204
	NIDEC Corp. (6594 JP)	38,200	760,975
	Nifco, Inc.	26,000	604,010
	Nihon Chouzai Co. Ltd.	17,280	157,936
	Nihon Dempa Kogyo Co. Ltd.	36,100	249,700
	Nihon Dengi Co. Ltd.	2,200	79,590
	Nihon Denkei Co. Ltd.	6,600	73,152
	Nihon Flush Co. Ltd.	15,100	87,913
	Nihon House Holdings Co. Ltd.	36,426	76,844
	Nihon Kagaku Sangyo Co. Ltd.	10,600	100,068
	Nihon M&A Center Holdings, Inc.	128,800	557,556
	Nihon Nohyaku Co. Ltd.	24,000	104,630
	Nihon Parkerizing Co. Ltd.	33,406	281,570
	Nihon Tokushu Toryo Co. Ltd.	11,600	87,628
	Nihon Trim Co. Ltd.	2,200	50,500
#	Nihon Yamamura Glass Co. Ltd.	3,000	30,405
	Nikkiso Co. Ltd.	41,734	280,504
	Nikko Co. Ltd.	23,800	107,962
	Nikkon Holdings Co. Ltd.	94,000	1,203,429
	Nikon Corp.	96,000	1,189,266
	Nintendo Co. Ltd.	2,000	105,646
	Nippi, Inc.	1,599	61,176
	Nippn Corp.	41,700	601,231
	Nippon Air Conditioning Services Co. Ltd.	16,100	107,466
	Nippon Aqua Co. Ltd.	9,500	50,971
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,300	104,537

		Shares	Value»
JAPAN — (Continued)
	Nippon Carbide Industries Co., Inc.	6,900	$74,376
	Nippon Carbon Co. Ltd.	5,454	159,909
	Nippon Care Supply Co. Ltd.	100	1,249
	Nippon Chemical Industrial Co. Ltd.	6,100	107,300
*	Nippon Chemi-Con Corp.	34,818	240,227
#	Nippon Coke & Engineering Co. Ltd.	195,200	122,003
	Nippon Concept Corp.	6,800	80,275
	Nippon Concrete Industries Co. Ltd.	31,100	66,747
	Nippon Denko Co. Ltd.	85,873	164,511
	Nippon Densetsu Kogyo Co. Ltd.	20,000	244,327
	Nippon Dry-Chemical Co. Ltd.	5,400	119,912
	Nippon Electric Glass Co. Ltd.	38,500	876,133
	NIPPON EXPRESS HOLDINGS, Inc.	36,000	1,774,870
	Nippon Fine Chemical Co. Ltd.	9,700	151,547
	Nippon Gas Co. Ltd.	68,400	934,845
	Nippon Hume Corp.	16,100	130,181
	Nippon Kayaku Co. Ltd.	59,900	473,827
	Nippon Kodoshi Corp.	5,300	63,710
	Nippon Light Metal Holdings Co. Ltd.	62,430	667,235
	Nippon Paint Holdings Co. Ltd.	71,200	544,928
	Nippon Paper Industries Co. Ltd.	78,819	460,139
	Nippon Parking Development Co. Ltd.	127,800	188,580
#	Nippon Rietec Co. Ltd.	11,303	76,882
	Nippon Road Co. Ltd.	17,300	184,523
	Nippon Sanso Holdings Corp.	44,100	1,530,799
	Nippon Seiki Co. Ltd.	46,100	360,451
	Nippon Seisen Co. Ltd.	11,000	90,136
	Nippon Sharyo Ltd.	4,900	70,275

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Nippon Sheet Glass Co. Ltd.	180,500	$439,038
	Nippon Shinyaku Co. Ltd.	19,400	520,482
	Nippon Shokubai Co. Ltd.	42,000	472,495
	Nippon Signal Co. Ltd.	28,976	176,953
	Nippon Soda Co. Ltd.	32,400	539,651
	Nippon Steel Corp.	126,750	2,536,197
	Nippon Telegraph & Telephone Corp.	1,210,500	1,167,932
	Nippon Thompson Co. Ltd.	40,800	127,734
	Nippon Yakin Kogyo Co. Ltd.	20,800	572,121
#	Nippon Yusen KK	55,663	1,863,564
	Nipro Corp.	116,100	1,071,512
	Nireco Corp.	1,800	16,375
	Nishikawa Rubber Co. Ltd.	10,200	131,686
	Nishimatsuya Chain Co. Ltd.	12,800	188,981
	Nishimoto Co. Ltd.	11,100	95,653
	Nishi-Nippon Financial Holdings, Inc.	81,600	878,799
	Nishi-Nippon Railroad Co. Ltd.	12,500	180,487
	Nishio Holdings Co. Ltd.	24,316	591,921
	Nissan Chemical Corp.	42,600	1,438,824
#	Nissan Motor Co. Ltd.	589,826	1,571,326
	Nissan Shatai Co. Ltd.	34,200	230,531
	Nissan Tokyo Sales Holdings Co. Ltd.	44,600	126,256
	Nissei ASB Machine Co. Ltd.	6,200	188,162
	Nissei Plastic Industrial Co. Ltd.	7,900	47,319
	Nissha Co. Ltd.	32,400	396,771
	Nisshin Group Holdings Co. Ltd.	25,100	81,856
	Nisshin Oillio Group Ltd.	23,200	788,439
	Nisshin Seifun Group, Inc.	57,200	667,812
	Nisshinbo Holdings, Inc.	68,808	436,902
	Nissin Corp.	12,300	344,033
	Nissin Foods Holdings Co. Ltd.	7,800	210,030

		Shares	Value»
JAPAN — (Continued)
	Nisso Holdings Co. Ltd.	10,600	$57,232
	Nissui Corp.	226,400	1,375,248
	Niterra Co. Ltd.	69,100	1,958,388
	Nitori Holdings Co. Ltd.	1,800	229,238
	Nitta Corp.	12,904	312,084
	Nitta Gelatin, Inc.	7,200	43,168
	Nittetsu Mining Co. Ltd.	11,400	324,496
	Nitto Denko Corp.	106,000	1,744,095
	Nitto Fuji Flour Milling Co. Ltd.	2,600	115,031
	Nitto Kogyo Corp.	19,800	382,432
	Nitto Kohki Co. Ltd.	8,900	150,197
	Nitto Seiko Co. Ltd.	21,400	82,060
	Nittoc Construction Co. Ltd.	27,600	184,319
	Nittoku Co. Ltd.	6,600	72,872
	NJS Co. Ltd.	1,300	34,510
	Noda Corp.	6,000	33,314
	Noevir Holdings Co. Ltd.	6,485	218,191
	NOF Corp.	46,500	755,462
	Nohmi Bosai Ltd.	11,600	229,037
	Nojima Corp.	62,300	873,747
	NOK Corp.	45,500	652,362
	Nomura Holdings, Inc. (8604 JP)	120,000	615,348
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	41,689
#	Nomura Micro Science Co. Ltd.	900	12,423
	Nomura Real Estate Holdings, Inc.	31,500	775,521
	Nomura Research Institute Ltd.	82,500	2,467,856
	Noritake Co. Ltd.	18,800	473,610
	Noritsu Koki Co. Ltd.	16,200	418,936
	Noritz Corp.	17,538	203,217
	North Pacific Bank Ltd.	127,900	331,958
	NPR-RIKEN Corp.	21,624	331,998
	NS Solutions Corp.	15,600	394,725
	NS Tool Co. Ltd.	9,500	45,888
	NS United Kaiun Kaisha Ltd.	15,100	427,292
	NSD Co. Ltd.	28,480	615,111
	NSK Ltd.	82,093	374,320
	NSW, Inc.	8,700	168,851
	NTN Corp.	335,931	553,476
	NTT Data Group Corp.	30,400	480,935

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oat Agrio Co. Ltd.	4,300	$51,687
	Obara Group, Inc.	6,600	182,667
	Obayashi Corp.	122,700	1,504,207
	Odakyu Electric Railway Co. Ltd.	24,500	257,051
#	Oenon Holdings, Inc.	42,300	111,339
	Ogaki Kyoritsu Bank Ltd.	24,000	286,274
	Ohara, Inc.	6,500	54,760
	Ohashi Technica, Inc.	9,700	110,431
	Ohmoto Gumi Co. Ltd.	2,100	29,669
	Ohsho Food Service Corp.	12,300	241,612
	OIE Sangyo Co. Ltd.	3,100	38,365
	Oiles Corp.	19,216	250,097
	Oita Bank Ltd.	10,200	207,062
	Oji Holdings Corp.	238,900	888,374
	Okabe Co. Ltd.	32,741	166,105
	Okada Aiyon Corp.	1,400	18,738
	Okamoto Industries, Inc.	6,200	214,940
	Okamoto Machine Tool Works Ltd.	5,237	134,789
	Okamura Corp.	35,100	441,116
	Okasan Securities Group, Inc.	66,400	263,657
	Oki Electric Industry Co. Ltd.	182,758	1,194,686
	Okinawa Cellular Telephone Co.	16,200	460,863
	Okinawa Electric Power Co., Inc.	14,252	96,926
	Okinawa Financial Group, Inc.	16,100	236,951
	OKUMA Corp.	35,000	707,560
	Okumura Corp.	18,900	530,710
	Okura Industrial Co. Ltd.	7,900	139,929
	Okuwa Co. Ltd.	21,000	124,923
	Omron Corp.	800	31,585
*	One Career, Inc.	1,200	32,556
	Ono Pharmaceutical Co. Ltd.	36,000	449,647
	Onoken Co. Ltd.	12,500	122,467
	Onward Holdings Co. Ltd.	152,000	519,028
#	Ootoya Holdings Co. Ltd.	2,100	69,109
	Open House Group Co. Ltd.	27,500	1,013,687
	Open Up Group, Inc.	1,700	22,405
	Optex Group Co. Ltd.	22,500	239,314
*	Optim Corp.	10,200	39,578

		Shares	Value»
JAPAN — (Continued)
	Optorun Co. Ltd.	3,100	$38,712
	Oracle Corp. Japan	8,400	803,570
	Organo Corp.	10,100	471,927
	Orient Corp.	22,884	135,977
	Oriental Land Co. Ltd.	20,300	490,593
	Oriental Shiraishi Corp.	105,700	264,909
	ORIX Corp. (8591 JP)	95,500	2,012,173
	Oro Co. Ltd.	3,600	56,188
	Osaka Gas Co. Ltd.	20,900	447,859
	Osaka Organic Chemical Industry Ltd.	4,100	78,526
	Osaka Steel Co. Ltd.	8,600	184,571
#	OSAKA Titanium Technologies Co. Ltd.	22,999	322,445
	Osaki Electric Co. Ltd.	33,900	175,425
	OSG Corp.	45,400	535,857
	Otsuka Corp.	22,600	507,222
	Otsuka Holdings Co. Ltd.	5,800	350,382
	OUG Holdings, Inc.	3,000	49,107
#	Oval Corp.	8,600	20,742
	Oyo Corp.	13,600	226,668
#	Ozu Corp.	3,900	42,059
	Pacific Industrial Co. Ltd.	53,600	479,862
*	Pacific Metals Co. Ltd.	11,455	102,027
	Pack Corp.	10,800	264,280
	PAL GROUP Holdings Co. Ltd.	39,600	796,569
	PALTAC Corp.	11,650	314,383
	Pan Pacific International Holdings Corp.	88,600	2,198,014
	Panasonic Holdings Corp.	207,181	1,705,107
	Paraca, Inc.	3,600	41,309
	Paramount Bed Holdings Co. Ltd.	25,286	436,971
*	Park24 Co. Ltd.	54,300	674,886
	Parker Corp.	8,500	42,628
	Pasona Group, Inc.	13,400	176,656
	Pegasus Co. Ltd.	23,800	72,802
	Penta-Ocean Construction Co. Ltd.	188,600	783,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	People Dreams & Technologies Group Co. Ltd.	5,600	$60,205
*	PeptiDream, Inc.	8,000	146,850
	Persol Holdings Co. Ltd.	614,500	1,032,073
#	Pharma Foods International Co. Ltd.	12,800	80,138
*	PIA Corp.	2,900	59,431
	Pickles Holdings Co. Ltd.	8,605	60,016
	Pigeon Corp.	12,300	133,408
	PILLAR Corp.	21,300	596,361
	Pilot Corp.	17,100	531,519
	Piolax, Inc.	22,813	361,551
	Plus Alpha Consulting Co. Ltd.	15,000	209,674
	Port, Inc.	5,300	64,337
*	PR Times Corp.	2,500	25,922
	Premium Group Co. Ltd.	27,600	429,043
	Premium Water Holdings, Inc.	2,000	38,100
#	Press Kogyo Co. Ltd.	135,000	485,326
	Pressance Corp.	20,400	252,536
	Prestige International, Inc.	63,000	281,629
	Prima Meat Packers Ltd.	20,900	307,596
	Procrea Holdings, Inc.	33,034	380,470
	Pronexus, Inc.	11,500	97,609
	Pro-Ship, Inc.	5,100	49,762
	Proto Corp.	26,000	241,909
	PS Construction Co. Ltd.	24,000	153,577
	QB Net Holdings Co. Ltd.	21,308	140,786
	Qol Holdings Co. Ltd.	26,400	245,683
	Quick Co. Ltd.	6,500	85,730
	Raito Kogyo Co. Ltd.	26,400	385,178
	Raiznext Corp.	22,600	231,419
#	Raksul, Inc.	32,600	274,666
	Rakus Co. Ltd.	26,700	357,014
*	Rakuten Bank Ltd.	8,600	174,361
*	Rakuten Group, Inc.	3,300	19,696
	Rasa Corp.	5,700	52,536
	Rasa Industries Ltd.	9,500	171,543
	Recruit Holdings Co. Ltd.	90,500	5,526,158
	Relo Group, Inc.	46,600	566,860
#	Renaissance, Inc.	7,800	52,709

		Shares	Value»
JAPAN — (Continued)
	Renesas Electronics Corp.	163,600	$2,191,965
	Rengo Co. Ltd.	178,700	1,082,376
#*	RENOVA, Inc.	12,059	68,333
	Resona Holdings, Inc.	401,389	2,648,273
	Resonac Holdings Corp.	85,317	2,029,297
	Resorttrust, Inc.	27,900	506,950
	Restar Corp.	14,900	256,169
	Retail Partners Co. Ltd.	20,000	170,898
	Rheon Automatic Machinery Co. Ltd.	13,100	121,742
#	Rhythm Co. Ltd.	4,800	123,105
	Ricoh Co. Ltd.	174,700	1,892,469
	Ricoh Leasing Co. Ltd.	17,300	556,698
	Ride On Express Holdings Co. Ltd.	3,200	21,030
	Riken Keiki Co. Ltd.	1,300	36,831
	Riken Technos Corp.	35,100	238,867
	Riken Vitamin Co. Ltd.	17,400	304,627
	Rinnai Corp.	20,700	453,474
	Rion Co. Ltd.	6,500	105,200
	Riso Kagaku Corp.	1,358	31,298
	Riso Kyoiku Co. Ltd.	22,010	40,564
	Rix Corp.	800	14,378
#	Rock Field Co. Ltd.	7,600	72,579
	Rohm Co. Ltd.	23,000	253,571
	Rohto Pharmaceutical Co. Ltd.	14,200	319,321
	Rokko Butter Co. Ltd.	7,341	68,315
	Roland Corp.	9,500	243,016
	Rorze Corp.	76,000	1,107,664
	Round One Corp.	111,300	704,417
	Royal Holdings Co. Ltd.	18,800	305,643
	RS Technologies Co. Ltd.	3,000	77,064
	Ryobi Ltd.	22,700	280,458
	RYODEN Corp.	11,500	182,788
	Ryohin Keikaku Co. Ltd.	94,800	1,551,391
	Ryoyo Ryosan Holdings, Inc.	8,724	145,917
	S Foods, Inc.	16,700	304,859
	S&B Foods, Inc.	5,800	186,095
	Sac’s Bar Holdings, Inc.	15,476	92,106
	Saibu Gas Holdings Co. Ltd.	7,100	83,162
	Saizeriya Co. Ltd.	13,800	509,392

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Chemical Industry Co. Ltd.	11,500	$205,014
	Sakai Heavy Industries Ltd.	6,800	105,509
	Sakai Moving Service Co. Ltd.	12,800	206,813
	Sakata INX Corp.	37,400	375,982
	Sakata Seed Corp.	7,500	173,915
	Sakura Internet, Inc.	14,000	423,282
	Sala Corp.	50,200	277,826
	SAMTY HOLDINGS Co. Ltd.	14,600	313,904
	San Holdings, Inc.	16,800	121,754
	San ju San Financial Group, Inc.	6,560	72,186
	San-A Co. Ltd.	19,000	355,900
	San-Ai Obbli Co. Ltd.	56,500	689,804
	Sangetsu Corp.	32,600	596,846
	San-In Godo Bank Ltd.	80,177	643,515
*	Sanken Electric Co. Ltd.	11,300	444,217
	Sanki Engineering Co. Ltd.	39,400	617,605
	Sanko Gosei Ltd.	36,601	145,092
	Sanko Metal Industrial Co. Ltd.	3,300	86,266
	Sankyo Co. Ltd.	94,500	1,255,181
	Sankyo Frontier Co. Ltd.	6,400	83,061
	Sankyo Seiko Co. Ltd.	29,700	114,786
	Sankyo Tateyama, Inc.	23,400	114,046
	Sankyu, Inc.	33,500	1,163,608
	Sanoh Industrial Co. Ltd.	51,700	245,508
	Sanrio Co. Ltd.	31,900	865,412
	Sansei Technologies, Inc.	8,000	70,273
#	Sansha Electric Manufacturing Co. Ltd.	7,100	46,441
	Sanshin Electronics Co. Ltd.	9,400	125,298
	Santec Holdings Corp.	4,100	148,786
	Santen Pharmaceutical Co. Ltd.	61,100	730,686
	Sanwa Holdings Corp.	112,300	2,845,013
	Sanyo Chemical Industries Ltd.	6,608	179,221

		Shares	Value»
JAPAN — (Continued)
	Sanyo Denki Co. Ltd.	8,000	$464,462
	Sanyo Electric Railway Co. Ltd.	5,100	67,718
	Sanyo Shokai Ltd.	7,137	120,631
	Sanyo Special Steel Co. Ltd.	14,900	184,181
	Sanyo Trading Co. Ltd.	21,700	208,146
	Sapporo Holdings Ltd.	15,700	753,592
	Sato Foods Co. Ltd.	800	40,375
	Sato Holdings Corp.	33,800	471,296
	Sato Shoji Corp.	9,500	84,964
	Satori Electric Co. Ltd.	4,500	55,949
	Sawai Group Holdings Co. Ltd.	74,283	995,066
	SAXA, Inc.	1,900	29,962
*	SBI ARUHI Corp.	12,290	65,075
	SBI Holdings, Inc.	41,051	901,443
	SBI Sumishin Net Bank Ltd.	16,500	289,030
	SBS Holdings, Inc.	17,900	294,060
	SCREEN Holdings Co. Ltd.	17,800	1,136,364
	Scroll Corp.	38,300	239,187
	SCSK Corp.	38,265	714,013
	SEC Carbon Ltd.	7,500	111,619
	Secom Co. Ltd.	7,110	252,852
	Seed Co. Ltd.	12,900	42,038
	Sega Sammy Holdings, Inc.	45,200	850,624
	Segue Group Co. Ltd.	4,100	15,811
	Seibu Holdings, Inc.	56,900	1,270,498
	Seika Corp.	7,000	176,646
	Seikagaku Corp.	19,000	108,873
	Seikitokyu Kogyo Co. Ltd.	10,700	104,275
	Seiko Epson Corp.	62,900	1,143,249
	Seiko Group Corp.	23,236	585,686
	Seino Holdings Co. Ltd.	30,000	483,830
	Seiren Co. Ltd.	20,900	351,679
	Sekisui Chemical Co. Ltd.	42,500	599,798
	Sekisui House Ltd.	39,140	945,292
	Sekisui Jushi Corp.	15,486	229,686
	Sekisui Kasei Co. Ltd.	4,500	10,938
	SEMITEC Corp.	5,800	68,436
	Senko Group Holdings Co. Ltd.	99,500	935,431
	Senshu Electric Co. Ltd.	12,500	415,656

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Senshu Ikeda Holdings, Inc.	133,600	$296,218
	Seria Co. Ltd.	16,800	350,983
	Seven & i Holdings Co. Ltd.	514,800	7,413,086
	Seven Bank Ltd.	334,400	705,776
#	SFP Holdings Co. Ltd.	4,100	52,333
	SG Holdings Co. Ltd.	107,600	1,079,050
#*	Sharingtechnology, Inc.	12,100	62,164
*	Sharp Corp.	8,433	51,338
	Shibaura Electronics Co. Ltd.	12,000	277,306
	Shibaura Machine Co. Ltd.	21,200	516,060
	Shibaura Mechatronics Corp.	14,100	971,509
	Shibusawa Warehouse Co. Ltd.	6,800	139,930
	Shibuya Corp.	14,400	346,837
*	SHIFT, Inc.	5,500	552,732
	Shiga Bank Ltd.	20,467	439,435
	Shikibo Ltd.	8,402	55,449
	Shikoku Bank Ltd.	31,901	195,283
	Shikoku Electric Power Co., Inc.	26,900	240,744
	Shikoku Kasei Holdings Corp.	26,400	354,763
	Shima Seiki Manufacturing Ltd.	17,220	128,162
#*	Shimadaya Corp.	5,900	57,237
	Shimadzu Corp.	40,800	1,203,512
	Shimamura Co. Ltd.	12,800	658,892
	Shimano, Inc.	600	88,146
	Shimizu Bank Ltd.	5,300	49,362
	Shimizu Corp.	142,000	940,738
	Shimojima Co. Ltd.	10,700	92,421
	Shin Nippon Air Technologies Co. Ltd.	9,800	213,773
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	117,051
	Shinagawa Refractories Co. Ltd.	35,900	417,962
	Shindengen Electric Manufacturing Co. Ltd.	5,300	82,891
	Shin-Etsu Chemical Co. Ltd.	82,600	3,026,790

		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co. Ltd.	30,100	$311,225
	Shinki Bus Co. Ltd.	400	8,930
*	Shinko Electric Industries Co. Ltd.	13,500	482,779
	Shinko Shoji Co. Ltd.	30,300	190,853
	Shinmaywa Industries Ltd.	50,000	443,395
	Shinnihon Corp.	22,300	223,781
	Shinnihonseiyaku Co. Ltd.	6,800	77,500
	Shinobu Foods Products Co. Ltd.	7,000	42,529
	Shinsho Corp.	4,800	194,881
	Shinwa Co. Ltd. (3447 JP)	9,800	47,489
	Shinwa Co. Ltd. (7607 JP)	6,400	112,350
	Shionogi & Co. Ltd.	49,200	702,711
	Ship Healthcare Holdings, Inc.	38,200	580,880
	Shizuoka Financial Group, Inc.	83,400	665,493
	Shizuoka Gas Co. Ltd.	42,600	285,741
	SHO-BOND Holdings Co. Ltd.	800	28,143
	Shoei Co. Ltd.	31,200	478,791
	Shoei Foods Corp.	3,300	95,394
	Shofu, Inc.	2,200	32,471
	Showa Sangyo Co. Ltd.	21,100	399,938
	SIGMAXYZ Holdings, Inc.	21,800	244,036
	Siix Corp.	37,200	272,339
*	Simplex Holdings, Inc.	9,700	157,307
	Sinanen Holdings Co. Ltd.	7,300	309,703
	Sinfonia Technology Co. Ltd.	26,300	888,100
	Sinko Industries Ltd.	8,300	237,171
	Sintokogio Ltd.	24,000	157,193
	SK Kaken Co. Ltd.	3,900	227,965
#	SK-Electronics Co. Ltd.	12,100	185,694
	SKY Perfect JSAT Holdings, Inc.	128,700	735,052
#	Skylark Holdings Co. Ltd.	86,000	1,331,990
#*	Smaregi, Inc.	3,100	58,496
	SMC Corp.	200	84,909
	SMK Corp.	2,500	38,878
	SMS Co. Ltd.	29,400	329,588

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Socionext, Inc.	51,100	$951,335
	Soda Nikka Co. Ltd.	14,300	107,935
	Sodick Co. Ltd.	29,000	146,181
	Soft99 Corp.	7,600	72,881
	SoftBank Corp.	2,895,000	3,644,523
	SoftBank Group Corp.	31,000	1,848,173
	Softcreate Holdings Corp.	7,400	104,860
	Software Service, Inc.	2,500	207,771
	Sohgo Security Services Co. Ltd.	109,500	761,322
	Sojitz Corp.	102,540	2,095,582
	Soken Chemical & Engineering Co. Ltd.	8,800	183,791
	Solasto Corp.	20,699	66,164
	Soliton Systems KK	7,500	62,586
	Sompo Holdings, Inc.	74,650	1,600,427
	Sony Group Corp. (6758 JP)	835,000	14,693,924
	Sony Group Corp. (SONY US), Sponsored ADR	192,300	3,384,480
	Sotetsu Holdings, Inc.	16,500	258,872
	Space Co. Ltd.	12,400	92,839
	Sparx Group Co. Ltd.	13,779	124,063
	SPK Corp.	7,564	101,032
	S-Pool, Inc.	39,100	92,734
	Square Enix Holdings Co. Ltd.	1,800	70,302
	SRA Holdings	8,200	228,719
*	SRE Holdings Corp.	2,900	72,249
	SRS Holdings Co. Ltd.	9,100	68,806
	ST Corp.	3,400	33,054
	St. Care Holding Corp.	10,200	49,528
	Stanley Electric Co. Ltd.	67,000	1,145,916
	Star Mica Holdings Co. Ltd.	23,400	97,977
	Star Micronics Co. Ltd.	23,600	302,297
	Startia Holdings, Inc.	4,900	62,297
	Starts Corp., Inc.	22,400	515,998
	Starzen Co. Ltd.	12,200	236,528
	Stella Chemifa Corp.	3,400	100,574
	Step Co. Ltd.	7,500	99,395
	STI Foods Holdings, Inc.	1,500	56,135
	Strike Co. Ltd.	3,900	94,835
#	Studio Alice Co. Ltd.	8,000	107,356
	Subaru Corp.	358,400	6,400,748

		Shares	Value»
JAPAN — (Continued)
	Subaru Enterprise Co. Ltd.	7,900	$164,961
	Sugi Holdings Co. Ltd.	29,418	502,260
	Sugimoto & Co. Ltd.	15,000	135,236
	SUMCO Corp.	64,100	612,887
	Sumida Corp.	50,504	310,579
#	Sumiseki Holdings, Inc.	28,100	172,762
	Sumitomo Bakelite Co. Ltd.	33,700	880,062
	Sumitomo Chemical Co. Ltd.	358,300	956,568
	Sumitomo Corp.	90,000	1,898,677
	Sumitomo Densetsu Co. Ltd.	9,152	293,930
	Sumitomo Electric Industries Ltd.	221,583	3,408,513
	Sumitomo Forestry Co. Ltd.	59,700	2,299,873
	Sumitomo Heavy Industries Ltd.	43,600	971,536
	Sumitomo Metal Mining Co. Ltd.	37,500	1,036,821
	Sumitomo Mitsui Construction Co. Ltd.	36,660	93,180
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	6,296,960
	Sumitomo Mitsui Trust Group, Inc.	88,700	1,945,219
	Sumitomo Osaka Cement Co. Ltd.	22,700	559,357
	Sumitomo Realty & Development Co. Ltd.	62,700	1,859,916
	Sumitomo Riko Co. Ltd.	32,788	333,855
	Sumitomo Rubber Industries Ltd.	98,153	1,005,933
	Sumitomo Seika Chemicals Co. Ltd.	8,300	275,570
	Sumitomo Warehouse Co. Ltd.	41,300	722,652
	Sun Frontier Fudousan Co. Ltd.	40,800	484,376
	Suncall Corp.	10,100	26,281
	Sundrug Co. Ltd.	19,200	474,890
	Suntory Beverage & Food Ltd.	15,400	519,510
	Sun-Wa Technos Corp.	11,800	166,590

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	SUNWELS Co. Ltd.	7,100	$83,771
	Suruga Bank Ltd.	117,700	838,292
	Suzuden Corp.	7,200	84,077
	Suzuken Co. Ltd.	20,346	665,191
	Suzuki Co. Ltd.	10,200	125,725
	Suzuki Motor Corp.	134,100	1,330,718
	SWCC Corp.	28,700	1,006,486
	Sysmex Corp.	119,300	2,213,423
	System Research Co. Ltd.	4,500	42,316
	System Support, Inc.	2,400	28,710
	Systems Engineering Consultants Co. Ltd.	900	23,978
	Systena Corp.	124,000	294,509
	Syuppin Co. Ltd.	15,300	105,209
	T Hasegawa Co. Ltd.	14,400	312,481
	T RAD Co. Ltd.	6,300	137,054
	T&D Holdings, Inc.	42,200	673,607
	Tachibana Eletech Co. Ltd.	16,820	277,629
	Tachikawa Corp.	8,800	75,857
	Tachi-S Co. Ltd.	29,100	335,971
	Tadano Ltd.	69,000	439,240
	Taihei Dengyo Kaisha Ltd.	7,500	252,198
	Taiheiyo Cement Corp.	55,189	1,202,297
	Taiho Kogyo Co. Ltd.	16,600	66,223
	Taikisha Ltd.	11,500	365,818
	Taiko Bank Ltd.	2,300	20,290
	Taisei Corp.	6,800	286,358
	Taisei Lamick Co. Ltd.	4,400	74,425
	Taisei Oncho Co. Ltd.	400	10,529
	Taiyo Holdings Co. Ltd.	21,804	575,585
	Taiyo Yuden Co. Ltd.	9,900	173,148
	Takamatsu Construction Group Co. Ltd.	9,400	182,092
	Takamiya Co. Ltd.	26,800	77,597
	Takaoka Toko Co. Ltd.	8,364	106,607
	Takara & Co. Ltd.	8,500	149,244
	Takara Holdings, Inc.	47,400	372,582
	Takara Standard Co. Ltd.	18,900	205,264
	Takasago International Corp.	8,200	278,147
	Takasago Thermal Engineering Co. Ltd.	11,200	359,176
	Takashima & Co. Ltd.	10,000	78,885

		Shares	Value»
JAPAN — (Continued)
	Takashimaya Co. Ltd.	189,200	$1,498,003
#	Takatori Corp.	2,800	43,700
	TAKEBISHI Corp.	5,800	78,980
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	112,052	3,126,384
	Takeuchi Manufacturing Co. Ltd.	20,700	645,087
	Taki Chemical Co. Ltd.	2,500	60,489
	Takuma Co. Ltd.	6,000	62,604
	Tama Home Co. Ltd.	10,100	254,669
	Tamron Co. Ltd.	28,800	810,468
	Tamura Corp.	73,000	264,499
	Tanabe Engineering Corp.	3,100	31,073
#	Tanaka Chemical Corp.	4,500	21,052
	Tanseisha Co. Ltd.	26,250	138,590
#	TASUKI Holdings, Inc.	15,300	69,131
	Tayca Corp.	10,200	109,226
#	Tazmo Co. Ltd.	7,000	166,410
	TBS Holdings, Inc.	14,600	359,288
	TDC Soft, Inc.	11,100	89,687
	TDK Corp. (6762 JP)	252,500	2,968,212
	TechMatrix Corp.	20,800	301,908
	Techno Medica Co. Ltd.	4,000	47,350
	Techno Ryowa Ltd.	7,000	103,932
	Techno Smart Corp.	8,600	95,100
	TechnoPro Holdings, Inc.	43,400	774,619
	Tecnos Japan, Inc.	4,600	19,347
	Teijin Ltd.	121,936	1,091,848
	Teikoku Electric Manufacturing Co. Ltd.	6,300	116,677
	Teikoku Sen-I Co. Ltd.	9,600	175,096
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	91,927
	Tekken Corp.	7,300	114,202
	Temairazu, Inc.	800	16,795
	Tenma Corp.	9,800	187,463
	Tera Probe, Inc.	6,800	141,416
	Terasaki Electric Co. Ltd.	2,300	35,244
	Terumo Corp.	6,700	127,604
	Tess Holdings Co. Ltd.	41,400	76,047
#	T-Gaia Corp.	7,300	126,899
	THK Co. Ltd.	39,100	645,519

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tigers Polymer Corp.	8,200	$38,826
	TIS, Inc.	62,100	1,548,554
	TKC Corp.	9,000	233,390
	Toa Corp. (1885 JP)	68,600	441,617
	Toa Corp. (6809 JP)	14,200	90,380
	TOA ROAD Corp.	44,000	363,037
	Toagosei Co. Ltd.	65,600	669,281
	TOBISHIMA HOLDINGS, Inc.	9,873	97,985
	Tobu Railway Co. Ltd.	23,200	375,430
	TOC Co. Ltd.	32,400	129,104
	Tocalo Co. Ltd.	51,600	600,237
	Tochigi Bank Ltd.	35,400	59,862
	Toda Corp.	138,700	839,502
	Toei Animation Co. Ltd.	3,000	68,136
	Toenec Corp.	39,600	246,475
	Togami Electric Manufacturing Co. Ltd.	700	14,843
	Toho Bank Ltd.	71,700	123,003
	Toho Co. Ltd. (8142 JP)	9,300	164,505
	Toho Co. Ltd. (9602 JP)	2,100	80,195
	Toho Gas Co. Ltd.	12,900	322,613
#	Toho Holdings Co. Ltd.	22,000	654,847
#	Toho Titanium Co. Ltd.	29,600	195,719
*	Toho Zinc Co. Ltd.	13,147	83,302
	Tohoku Bank Ltd.	7,400	51,362
	Tohoku Electric Power Co., Inc.	52,700	516,928
#	Tohokushinsha Film Corp.	35,700	142,035
	Tokai Carbon Co. Ltd.	147,302	831,438
	Tokai Corp.	16,967	241,699
	TOKAI Holdings Corp.	65,100	399,325
	Tokai Rika Co. Ltd.	36,000	508,985
	Tokai Tokyo Financial Holdings, Inc.	118,052	361,474
	Token Corp.	2,120	148,673
	Tokio Marine Holdings, Inc. (8766 JP)	85,548	3,081,108
	Tokushu Tokai Paper Co. Ltd.	4,841	118,957
	Tokuyama Corp.	42,425	742,775
	Tokyo Century Corp.	144,000	1,465,020
*	Tokyo Electric Power Co. Holdings, Inc.	89,300	360,639

		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Device Ltd.	15,900	$351,882
	Tokyo Electron Ltd.	41,900	6,165,709
	Tokyo Energy & Systems, Inc.	11,500	85,169
	Tokyo Gas Co. Ltd.	21,000	518,131
	Tokyo Individualized Educational Institute, Inc.	8,100	21,238
	Tokyo Keiki, Inc.	7,600	147,657
	Tokyo Kiraboshi Financial Group, Inc.	20,499	551,410
	Tokyo Ohka Kogyo Co. Ltd.	3,400	78,250
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	5,074
	Tokyo Rope Manufacturing Co. Ltd.	10,700	78,862
	Tokyo Sangyo Co. Ltd.	11,100	50,217
	Tokyo Seimitsu Co. Ltd.	18,500	995,471
	Tokyo Steel Manufacturing Co. Ltd.	36,500	362,878
	Tokyo Tatemono Co. Ltd.	124,700	2,036,325
	Tokyo Tekko Co. Ltd.	10,700	376,221
#	Tokyotokeiba Co. Ltd.	11,247	306,444
	Tokyu Construction Co. Ltd.	40,530	183,181
	Tokyu Corp.	23,392	288,386
	Tokyu Fudosan Holdings Corp.	457,982	2,857,993
	Toli Corp.	35,000	94,355
	Tomen Devices Corp.	2,800	113,751
	Tomoe Corp.	20,300	113,024
	Tomoe Engineering Co. Ltd.	6,200	152,457
	Tomoku Co. Ltd.	12,436	188,370
	TOMONY Holdings, Inc.	147,800	382,697
	Tomy Co. Ltd.	61,000	1,610,325
	Tonami Holdings Co. Ltd.	4,200	161,439
	Topcon Corp.	59,600	605,045
	TOPPAN Holdings, Inc.	40,700	1,190,526
	Topre Corp.	55,001	633,565
	Topy Industries Ltd.	13,800	174,876
	Toray Industries, Inc.	175,600	954,925

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torex Semiconductor Ltd.	4,700	$47,161
	Toridoll Holdings Corp.	15,600	401,003
	Torigoe Co. Ltd.	13,900	61,144
	Torii Pharmaceutical Co. Ltd.	10,300	278,636
	Torishima Pump Manufacturing Co. Ltd.	14,500	262,737
	Tosei Corp.	28,900	449,481
	Toshiba TEC Corp.	17,700	402,525
	Tosho Co. Ltd.	15,100	66,752
	Tosoh Corp.	133,600	1,660,060
	Totech Corp.	10,200	174,751
	Totetsu Kogyo Co. Ltd.	15,466	333,169
	TOTO Ltd.	32,299	901,135
	Tottori Bank Ltd.	6,400	51,287
	Toukei Computer Co. Ltd.	2,800	85,735
	Tow Co. Ltd.	19,800	41,488
	Towa Bank Ltd.	5,323	20,073
	Towa Corp.	14,700	188,215
	Towa Pharmaceutical Co. Ltd.	23,600	483,647
	Toyo Construction Co. Ltd.	48,300	413,252
	Toyo Corp.	22,900	235,976
	Toyo Engineering Corp.	28,599	138,808
#	Toyo Gosei Co. Ltd.	3,500	163,168
	Toyo Kanetsu KK	5,600	163,525
	Toyo Machinery & Metal Co. Ltd.	12,000	47,717
	Toyo Securities Co. Ltd.	47,300	158,935
	Toyo Seikan Group Holdings Ltd.	34,000	507,553
	Toyo Suisan Kaisha Ltd.	3,300	193,854
	Toyo Tanso Co. Ltd.	13,800	474,038
	Toyo Tire Corp.	95,700	1,357,778
	Toyobo Co. Ltd.	69,402	442,447
	Toyoda Gosei Co. Ltd.	48,800	829,127
	Toyota Boshoku Corp.	56,100	748,892
	Toyota Industries Corp.	7,100	492,187
	Toyota Motor Corp. (7203 JP)	653,790	11,265,058

		Shares	Value»
JAPAN — (Continued)
	Toyota Motor Corp. (TM US), Sponsored ADR	22,210	$3,842,774
	Toyota Tsusho Corp.	66,000	1,121,915
	TPR Co. Ltd.	19,500	293,548
	Traders Holdings Co. Ltd.	20,039	105,364
	Trancom Co. Ltd.	6,104	412,098
	Transaction Co. Ltd.	13,100	212,044
	Transcosmos, Inc.	13,900	303,420
	TRE Holdings Corp.	42,851	502,571
	Treasure Factory Co. Ltd.	8,100	70,994
	Trend Micro, Inc. (4704 JP)	29,300	1,533,046
	Trinity Industrial Corp.	1,400	8,771
	Trusco Nakayama Corp.	29,800	440,194
	TS Tech Co. Ltd.	41,200	465,890
	TSI Holdings Co. Ltd.	29,300	171,562
	Tsubaki Nakashima Co. Ltd.	25,701	115,780
	Tsubakimoto Chain Co.	60,900	766,795
	Tsubakimoto Kogyo Co. Ltd.	8,700	107,524
#	Tsuburaya Fields Holdings, Inc.	27,700	370,433
	Tsugami Corp.	36,200	335,330
	Tsukishima Holdings Co. Ltd.	17,070	153,191
	Tsukuba Bank Ltd.	38,900	57,037
	Tsumura & Co.	17,900	585,048
	Tsuruha Holdings, Inc.	12,600	704,790
	Tsurumi Manufacturing Co. Ltd.	11,300	315,523
	Tsutsumi Jewelry Co. Ltd.	4,600	63,777
	Tsuzuki Denki Co. Ltd.	4,100	66,805
	TV Asahi Holdings Corp.	11,100	144,474
	Tv Tokyo Holdings Corp.	4,400	98,514
	UACJ Corp.	30,107	990,954
	UBE Corp.	52,220	858,940
	Ubicom Holdings, Inc.	2,700	23,516
	Uchida Yoko Co. Ltd.	8,200	350,210
	Ulvac, Inc.	2,200	102,866
	U-Next Holdings Co. Ltd.	8,800	280,716
	Unipres Corp.	59,838	434,940
	United Arrows Ltd.	19,100	272,121

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	United Super Markets Holdings, Inc.	48,555	$265,887
	UNITED, Inc.	17,800	88,378
#*	Unitika Ltd.	42,501	81,275
#	Universal Entertainment Corp.	9,879	84,152
	Urbanet Corp. Co. Ltd.	35,000	87,099
	User Local, Inc.	4,400	53,037
	Ushio, Inc.	36,900	507,966
	USS Co. Ltd.	125,800	1,053,546
	UT Group Co. Ltd.	26,600	451,337
	V Technology Co. Ltd.	4,600	72,158
	Valor Holdings Co. Ltd.	41,605	573,257
	Valqua Ltd.	12,400	266,024
#	Value HR Co. Ltd.	8,100	91,506
	ValueCommerce Co. Ltd.	9,800	69,884
	Vector, Inc.	17,700	110,069
	Vertex Corp.	21,480	285,427
	Vision, Inc.	24,800	170,570
#*	Visional, Inc.	10,400	556,494
	Vital KSK Holdings, Inc.	28,154	235,714
	VT Holdings Co. Ltd.	93,300	286,546
	Wacoal Holdings Corp.	9,000	280,200
	Wakachiku Construction Co. Ltd.	10,000	232,555
	Wakita & Co. Ltd.	32,400	333,958
	Warabeya Nichiyo Holdings Co. Ltd.	20,100	270,745
#	Waseda Academy Co. Ltd.	6,100	66,878
	Watahan & Co. Ltd.	14,000	148,111
	WATAMI Co. Ltd.	9,000	62,876
	WDB Holdings Co. Ltd.	8,900	99,852
	WDI Corp.	300	6,097
	Wealth Management, Inc.	1,900	13,518
	Weathernews, Inc.	2,100	82,780
	Welcia Holdings Co. Ltd.	70,800	883,858
	Wellneo Sugar Co. Ltd.	13,300	194,297
	Wellnet Corp.	5,800	30,115
	West Holdings Corp.	9,381	139,595
	West Japan Railway Co.	28,300	502,996

		Shares	Value»
JAPAN — (Continued)
	Will Group, Inc.	16,700	$107,207
*	WingArc1st, Inc.	12,667	269,841
	Workman Co. Ltd.	3,234	82,548
	World Co. Ltd.	34,900	438,108
	World Holdings Co. Ltd.	11,600	144,789
#*	W-Scope Corp.	11,600	26,939
	Xebio Holdings Co. Ltd.	19,201	145,139
	Yagi & Co. Ltd.	2,000	22,356
	Yahagi Construction Co. Ltd.	24,500	241,909
	YAKUODO Holdings Co. Ltd.	9,017	125,411
	YAMABIKO Corp.	33,151	538,568
	YAMADA Consulting Group Co. Ltd.	2,300	31,643
	Yamada Holdings Co. Ltd.	96,300	276,525
	Yamae Group Holdings Co. Ltd.	13,000	166,091
	Yamagata Bank Ltd.	13,199	83,334
	Yamaguchi Financial Group, Inc.	62,801	614,935
	Yamaha Motor Co. Ltd.	258,800	2,262,175
	Yamaichi Electronics Co. Ltd.	7,900	131,980
	Yamami Co.	1,400	33,912
	Yamanashi Chuo Bank Ltd.	10,900	116,221
	Yamatane Corp.	7,400	158,603
	Yamato Corp.	15,800	96,408
	Yamato Holdings Co. Ltd.	21,600	229,094
	Yamato Kogyo Co. Ltd.	19,000	907,528
	Yamau Holdings Co. Ltd.	2,100	23,181
	Yamaya Corp.	6,400	120,383
	Yamazaki Baking Co. Ltd.	54,800	1,112,912
	Yamazen Corp.	41,800	363,090
	Yaoko Co. Ltd.	8,900	541,011
	Yashima Denki Co. Ltd.	12,500	140,496
	Yaskawa Electric Corp.	7,300	209,214
#	Yasuda Logistics Corp.	11,300	121,182
	Yellow Hat Ltd.	30,700	500,374
	Yodogawa Steel Works Ltd.	17,000	600,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yokogawa Bridge Holdings Corp.	22,900	$417,890
	Yokogawa Electric Corp.	33,500	742,755
	Yokohama Rubber Co. Ltd.	86,099	1,764,870
	Yokorei Co. Ltd.	41,323	249,942
	Yokowo Co. Ltd.	14,100	140,626
	Yomeishu Seizo Co. Ltd.	4,500	72,442
	Yondenko Corp.	24,000	199,909
	Yondoshi Holdings, Inc.	5,800	70,085
	Yonex Co. Ltd.	12,100	151,409
	Yonkyu Co. Ltd.	500	6,822
	Yorozu Corp.	15,400	118,520
*	Yoshimura Food Holdings KK	8,400	75,844
#	Yoshinoya Holdings Co. Ltd.	24,300	494,877
	Yossix Holdings Co. Ltd.	3,600	77,113
	Yotai Refractories Co. Ltd.	12,200	132,924
	Yuasa Trading Co. Ltd.	17,400	529,006
	Yukiguni Maitake Co. Ltd.	10,500	72,056
	Yurtec Corp.	29,700	286,800
	Yushin Precision Equipment Co. Ltd.	11,500	50,032
	Yushiro Chemical Industry Co. Ltd.	9,100	93,185
	Yutaka Giken Co. Ltd.	3,700	46,721
	Zacros Corp.	13,200	372,302
	Zaoh Co. Ltd.	2,800	44,665
	Zenitaka Corp.	1,700	37,602
	Zenkoku Hosho Co. Ltd.	14,200	513,098
	Zenrin Co. Ltd.	22,100	116,991
	Zensho Holdings Co. Ltd.	22,650	1,136,330
	Zeon Corp.	66,200	616,358
	ZERIA Pharmaceutical Co. Ltd.	15,500	236,655
	ZIGExN Co. Ltd.	40,700	153,464
	ZOZO, Inc.	31,700	1,027,887
#	Zuiko Corp.	10,200	91,102

TOTAL JAPAN			808,019,233

NETHERLANDS — (3.2%)
	Aalberts NV	82,063	2,961,267
Ω	ABN AMRO Bank NV	113,227	1,871,155
	Acomo NV	10,087	191,041

		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Adyen NV	196	$299,421
	Aegon Ltd. (AEG US)	1,405	8,822
	Aegon Ltd. (AGN NA)	431,223	2,721,801
	AFC Ajax NV	70	757
	Akzo Nobel NV	24,264	1,548,398
*Ω	Alfen NV	1	13
	Allfunds Group PLC	184,663	1,129,510
#	AMG Critical Materials NV	20,899	356,530
	Aperam SA	30,700	835,589
	Arcadis NV	54,043	3,742,142
	ArcelorMittal SA (MT US)	55,154	1,357,906
	ASM International NV	7,217	4,030,746
	ASML Holding NV (ASML US)	15,669	10,537,964
	ASR Nederland NV	123,220	5,840,504
*	Avantium NV	14,659	38,179
Ω	B&S Group SARL	21,653	109,392
*Ω	Basic-Fit NV	35,769	885,687
	BE Semiconductor Industries NV	21,442	2,282,418
	Brunel International NV	13,366	129,316
	Coca-Cola Europacific Partners PLC	21,542	1,631,042
	Corbion NV	33,660	843,957
Ω	CTP NV	14,041	234,883
	Flow Traders Ltd.	12,948	296,253
	ForFarmers NV	10,327	36,855
	Fugro NV	127,046	2,921,247
	HAL Trust	799	99,073
	Heineken NV	13,745	1,127,320
	IMCD NV	21,790	3,464,415
	ING Groep NV (INGA NA)	269,172	4,567,952
*	InPost SA	55,346	1,079,695
	JDE Peet’s NV	20,703	467,401
#	Kendrion NV	5,840	68,985
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	10,568,437
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	82,557
	Koninklijke BAM Groep NV	344,750	1,591,162
	Koninklijke Heijmans NV, CVA	34,266	922,124
	Koninklijke KPN NV	1,321,145	5,165,238
*	Koninklijke Philips NV (PHG US)	46,095	1,207,692
	Koninklijke Vopak NV	35,338	1,629,035

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Nedap NV	4,008	$240,107
	NN Group NV	127,886	6,278,212
	OCI NV	1,388	16,899
#	PostNL NV	240,292	289,008
	Prosus NV (PRX NA)	20,259	854,309
	Randstad NV	60,802	2,803,424
	SBM Offshore NV	119,842	2,193,676
*	SIF Holding NV	4,260	63,819
Ω	Signify NV	72,112	1,765,636
	Sligro Food Group NV	12,457	155,473
	TKH Group NV, CVA	31,500	1,281,716
	Universal Music Group NV	27,856	701,029
	Van Lanschot Kempen NV, CVA	27,463	1,255,280
	Wolters Kluwer NV	89,512	15,045,497

TOTAL NETHERLANDS			111,827,966

NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	1,435,345	442,309
	Arvida Group Ltd.	423,397	430,209
	Auckland International Airport Ltd.	97,304	424,592
	Channel Infrastructure NZ Ltd.	312,337	329,771
	Chorus Ltd. (CHRYY US), ADR	462	12,081
#	Chorus Ltd. (CNU NZ)	296,781	1,552,338
	Comvita Ltd.	15,006	10,249
	Contact Energy Ltd.	115,552	593,382
	EBOS Group Ltd.	26,339	574,284
*	Fletcher Building Ltd. (FBU NZ)	24,008	42,690
	Fonterra Co-Operative Group Ltd.	51,432	151,422
	Freightways Group Ltd.	86,229	540,579
	Genesis Energy Ltd.	320,557	408,590
*	Gentrack Group Ltd.	12,020	71,858
	Hallenstein Glasson Holdings Ltd.	40,365	181,938
#	Heartland Group Holdings Ltd.	575,322	349,435
	Infratil Ltd.	50,962	382,596
#	Investore Property Ltd.	54,800	40,295
*	KMD Brands Ltd.	390,183	101,882
	Mainfreight Ltd.	9,437	404,367
	Manawa Energy Ltd.	52,749	173,215
	Mercury NZ Ltd.	16,830	66,244
	Meridian Energy Ltd.	41,264	146,544

		Shares	Value»
NEW ZEALAND — (Continued)
	Napier Port Holdings Ltd.	31,850	$43,273
#	NZME Ltd. (NZM AU)	54,625	35,074
	NZX Ltd.	225,171	182,152
#*	Oceania Healthcare Ltd.	416,640	193,782
	Port of Tauranga Ltd.	11,458	40,709
*	Rakon Ltd.	14,114	5,997
#*	Restaurant Brands New Zealand Ltd.	17,996	36,722
*	Ryman Healthcare Ltd.	66,599	197,160
	Sanford Ltd.	37,885	86,032
	Scales Corp. Ltd.	90,884	217,555
	Skellerup Holdings Ltd.	138,511	405,921
	SKY Network Television Ltd.	205,982	337,107
	SKYCITY Entertainment Group Ltd.	202,190	165,530
	Spark New Zealand Ltd.	93,249	161,786
	Steel & Tube Holdings Ltd.	101,052	54,917
	Summerset Group Holdings Ltd.	152,881	1,128,942
#	Tourism Holdings Ltd.	120,745	138,707
#	TOWER Ltd.	188,713	151,835
#	Turners Automotive Group Ltd.	30,628	82,667
	Vector Ltd.	9,350	21,411
*	Vista Group International Ltd.	53,405	91,621
#	Warehouse Group Ltd.	107,798	66,294

TOTAL NEW ZEALAND			11,276,064

NORWAY — (0.8%)
	2020 Bulkers Ltd.	11,705	140,296
	ABG Sundal Collier Holding ASA	110,906	69,228
	AF Gruppen ASA	3,992	47,710
*	Akastor ASA	92,173	108,133
	Aker ASA, Class A	791	41,359
*	Aker BioMarine ASA	6,059	27,812
	Aker BP ASA	99,240	2,123,505
	Aker Solutions ASA	66,378	314,520
	AMSC ASA	32,172	83,887
*	Archer Ltd.	51,288	110,268
	Atea ASA	23,172	297,761
	Austevoll Seafood ASA	42,169	365,992

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Avance Gas Holding Ltd.	16,086	$151,489
	Awilco LNG AS	31,958	17,791
#*	Axactor ASA	88,883	29,975
	B2 Impact ASA	154,866	134,462
	Bakkafrost P	322	19,418
	Belships ASA	71,918	116,116
*	Bluenord ASA	12,810	624,559
	Bonheur ASA	15,677	395,136
	Borregaard ASA	15,692	278,530
	Bouvet ASA	38,048	234,464
Ω	BW LPG Ltd.	64,499	831,855
	BW Offshore Ltd.	63,043	171,314
*	Cadeler AS (CADLR NO)	14,288	95,995
#*	Cavendish Hydrogen ASA	1,323	1,375
*	Cloudberry Clean Energy ASA	136,617	150,342
	DNB Bank ASA	72,761	1,507,824
	DNO ASA	441,180	432,365
*Ω	Elkem ASA	36,615	59,860
Ω	Elmera Group ASA	31,350	96,236
	Elopak ASA	5,465	22,228
*Ω	Entra ASA	3,100	33,094
	Equinor ASA	181,290	4,307,848
Ω	Europris ASA	44,827	276,603
	FLEX LNG Ltd. (FLNG NO)	13,606	334,314
	Frontline PLC	17,269	333,902
*	Gentoo Media, Inc.	31,975	72,646
	Grieg Seafood ASA	47,153	285,675
*	Hexagon Composites ASA	36,516	143,698
	Hoegh Autoliners ASA	47,999	505,153
Ω	Kid ASA	16,648	229,122
Ω	Klaveness Combination Carriers ASA	21,372	165,304
*	Kongsberg Automotive ASA	597,765	76,376
	Kongsberg Gruppen ASA	2,497	260,665
	Leroy Seafood Group ASA	18,182	83,792
*	LINK Mobility Group Holding ASA	177,824	427,712
	Mowi ASA	9,964	171,786
	MPC Container Ships ASA	248,346	489,476
Ω	Multiconsult ASA	4,663	81,265
#*	NEL ASA	66,164	25,597
	Norsk Hydro ASA	68,832	427,264

		Shares	Value»
NORWAY — (Continued)
Ω	Norske Skog ASA	44,229	$91,071
#*	Northern Ocean Ltd.	24,753	16,586
#*	Norwegian Air Shuttle ASA	23,557	22,844
#*	Nykode Therapeutics ASA	3,674	1,552
	Odfjell Drilling Ltd.	130,474	601,047
	Odfjell SE, Class A	19,345	219,796
	Odfjell Technology Ltd.	18,940	86,269
*	OKEA ASA	31,186	64,992
Ω	Okeanis Eco Tankers Corp.	8,821	233,765
	Olav Thon Eiendomsselskap ASA	498	10,177
	Orkla ASA	19,888	183,736
	Panoro Energy ASA	100,846	244,791
	Pareto Bank ASA	34,738	204,855
	Pexip Holding ASA	20,612	80,181
	Protector Forsikring ASA	2,757	71,758
	Rana Gruber ASA	13,146	94,549
	Salmar ASA	2,144	109,039
*	SATS ASA	35,380	69,344
*Ω	Scatec ASA	69,753	508,232
	Schibsted ASA (SCHA NO), Class A	4,014	135,649
*	Sea1 offshore, Inc.	57,922	144,598
	Selvaag Bolig ASA	4,712	14,084
*Ω	Shelf Drilling Ltd.	179,623	248,730
*	SmartCraft ASA	4,834	13,099
#	Solstad Maritime Holding AS	49,454	94,410
*	Solstad Offshore ASA	49,454	154,389
	SpareBank 1 Helgeland	1,689	22,148
#	Sparebank 1 Oestlandet	19,094	273,264
	SpareBank 1 Sor-Norge ASA	58,908	780,586
	Sparebanken More	15,146	122,295
	Sparebanken Sor	6,775	117,471
	Stolt-Nielsen Ltd.	26,310	751,939
	Storebrand ASA	145,754	1,662,074
	Subsea 7 SA	41,782	642,183
	Telenor ASA	27,833	342,118
	TGS ASA	35,628	323,257
#	TOMRA Systems ASA	15,468	222,381
	Var Energi ASA	69,151	218,094
	Veidekke ASA	40,659	464,495
	Wallenius Wilhelmsen ASA	53,736	534,263

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	10,620	$395,433
	Yara International ASA	1,530	46,157
*	Zalaris ASA	1,767	11,353

TOTAL NORWAY			28,482,151

PORTUGAL — (0.3%)
	Altri SGPS SA	72,816	393,775
	Banco Comercial Portugues SA, Class R	7,922,217	3,996,341
	Corticeira Amorim SGPS SA	25,645	234,170
	CTT-Correios de Portugal SA	77,262	359,469
	EDP Renovaveis SA	26,074	353,397
	Galp Energia SGPS SA	184,576	3,154,751
	Ibersol SGPS SA	18,452	147,380
	Jeronimo Martins SGPS SA	4,405	85,455
	Mota-Engil SGPS SA	62,031	172,952
	Navigator Co. SA	221,246	853,408
	NOS SGPS SA	251,619	962,520
	REN - Redes Energeticas Nacionais SGPS SA	92,454	230,884
	Semapa-Sociedade de Investimento e Gestao	11,536	185,833
	Sonae SGPS SA	579,628	572,790

TOTAL PORTUGAL			11,703,125

SINGAPORE — (0.9%)
*	Avarga Ltd.	188,200	28,633
	Aztech Global Ltd.	134,500	76,015
	Banyan Tree Holdings Ltd.	210,000	53,939
	Boustead Singapore Ltd.	250,805	195,218
	BRC Asia Ltd.	17,400	30,909
	Bukit Sembawang Estates Ltd.	114,000	311,993
	Bund Center Investment Ltd.	22,000	6,396
	Capitaland India Trust	182,969	150,710
	CapitaLand Investment Ltd.	197,501	417,238
	Centurion Corp. Ltd.	103,500	65,969

		Shares	Value»
SINGAPORE — (Continued)
	China Aviation Oil Singapore Corp. Ltd.	191,200	$131,451
	China Sunsine Chemical Holdings Ltd.	284,600	98,277
	City Developments Ltd.	72,500	284,142
	Civmec Australia Ltd.	166,600	142,212
	ComfortDelGro Corp. Ltd.	375,000	415,923
*	COSCO Shipping International Singapore Co. Ltd.	497,600	51,745
	CSE Global Ltd.	375,044	121,564
	DBS Group Holdings Ltd.	101,027	2,929,257
	Delfi Ltd.	212,900	140,617
	DFI Retail Group Holdings Ltd.	81,700	193,877
	Dyna-Mac Holdings Ltd.	229,500	113,499
*††	Ezion Holdings Ltd.	70,344	0
#*†† Ezra Holdings Ltd.		730,927	0
	Far East Orchard Ltd.	160,720	125,590
	First Resources Ltd.	445,400	490,489
	Food Empire Holdings Ltd.	137,900	106,329
	Frasers Property Ltd.	288,500	193,165
	Frencken Group Ltd.	44,400	38,589
*	Fu Yu Corp. Ltd.	518,400	51,849
*	Gallant Venture Ltd.	254,500	15,182
	Genting Singapore Ltd.	452,100	284,736
	Geo Energy Resources Ltd.	537,300	109,674
	Golden Agri-Resources Ltd.	4,134,000	907,414
	GuocoLand Ltd.	186,733	223,283
	Hafnia Ltd.	98,686	580,864
	Haw Par Corp. Ltd.	59,500	482,164
	Ho Bee Land Ltd.	133,000	195,516
	Hong Fok Corp. Ltd.	293,080	186,318
	Hong Leong Asia Ltd.	153,400	101,520
	Hong Leong Finance Ltd.	177,800	328,370
	Hongkong Land Holdings Ltd.	138,100	592,116
	Hotel Grand Central Ltd.	68,447	37,215
	Hour Glass Ltd.	188,000	221,560
	Hutchison Port Holdings Trust	2,937,900	460,228

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	Hyflux Ltd.	455,600	$0
	iFAST Corp. Ltd.	33,700	190,664
	ISDN Holdings Ltd.	28,891	6,509
	Jardine Cycle & Carriage Ltd.	58,344	1,221,549
	Keppel Infrastructure Trust	641,908	212,323
	Keppel Ltd.	38,300	184,394
	Mandarin Oriental International Ltd.	80,500	141,884
	Marco Polo Marine Ltd.	2,024,500	85,383
	Metro Holdings Ltd.	236,900	85,347
	Micro-Mechanics Holdings Ltd.	5,500	7,094
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	7,047
	Netlink NBN Trust	125,100	84,592
*	Oceanus Group Ltd.	2,050,000	11,053
	Olam Group Ltd.	390,135	314,701
	OUE Ltd.	141,000	110,637
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,160,913
	Pan-United Corp. Ltd.	58,750	23,048
	Propnex Ltd.	72,000	42,526
	Q&M Dental Group Singapore Ltd.	134,040	29,703
	QAF Ltd.	135,353	85,570
	Raffles Medical Group Ltd.	184,698	122,925
#*	Rex International Holding Ltd.	921,400	77,354
	Samudera Shipping Line Ltd.	165,900	98,846
	SATS Ltd.	35,792	106,187
*	Seatrium Ltd.	284,222	405,133
	Sembcorp Industries Ltd.	330,100	1,252,349
	Sheng Siong Group Ltd.	408,200	490,723
	Sinarmas Land Ltd.	415,000	96,582
	Sing Investments & Finance Ltd.	20,250	15,937
	Singapore Airlines Ltd.	510,050	2,488,080
	Singapore Exchange Ltd.	175,700	1,505,571
	Singapore Land Group Ltd.	104,584	139,953
	Singapore Post Ltd.	1,109,000	455,276
	Singapore Technologies Engineering Ltd.	220,100	754,613

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications Ltd.	23,200	$54,734
	Stamford Land Corp. Ltd.	442,011	123,651
	StarHub Ltd.	254,000	229,082
	Straits Trading Co. Ltd.	106,185	115,319
*††	Swiber Holdings Ltd.	189,500	0
	Tuan Sing Holdings Ltd.	330,885	62,157
	UMS Integration Ltd.	343,227	263,156
	United Overseas Bank Ltd.	142,582	3,466,031
	UOB-Kay Hian Holdings Ltd.	287,964	342,324
	UOL Group Ltd.	94,587	382,197
	Valuetronics Holdings Ltd.	270,700	127,754
	Venture Corp. Ltd.	13,000	130,388
	Wee Hur Holdings Ltd.	147,900	46,535
	Wilmar International Ltd.	155,100	374,375
	Wing Tai Holdings Ltd.	281,768	285,394
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	1,961,640
	Yeo Hiap Seng Ltd.	10,387	4,492

TOTAL SINGAPORE			32,675,450

SPAIN — (2.5%)
	Acciona SA	9,885	1,268,545
	Acerinox SA	97,104	889,773
	ACS Actividades de Construccion y Servicios SA	53,254	2,553,818
Ω	Aedas Homes SA	22	628
Ω	Aena SME SA	14,560	3,226,788
	Almirall SA	26,252	256,386
	Amadeus IT Group SA	99,529	7,215,181
*	Amper SA	288,226	35,519
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	280,003
*	Audax Renovables SA	74,637	142,241
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	6,359,900

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Banco de Sabadell SA	4,364,413	$8,512,279
	Banco Santander SA (SAN SM)	589,465	2,879,767
	Banco Santander SA (SAN US), Sponsored ADR	1	5
	Bankinter SA	579,148	4,724,926
	CaixaBank SA	621,280	3,785,930
Ω	Cellnex Telecom SA	4,358	160,051
	CIE Automotive SA	26,019	698,185
	Construcciones y Auxiliar de Ferrocarriles SA	14,510	574,001
	Corp. ACCIONA Energias Renovables SA	6,003	124,272
*	Distribuidora Internacional de Alimentacion SA	5,368,892	73,140
	Ebro Foods SA	15,220	271,865
*	eDreams ODIGEO SA	21,506	151,781
	Elecnor SA	21,392	477,835
	Enagas SA	3,703	52,528
*	Ence Energia y Celulosa SA	74,969	234,491
	Endesa SA	103,428	2,232,086
	Ercros SA	80,582	318,224
	Faes Farma SA	178,154	684,242
	Ferrovial SE	21,091	846,451
	Fluidra SA	5,471	147,874
#Ω	Gestamp Automocion SA	151,060	443,631
Ω	Global Dominion Access SA	69,537	197,153
*	Grifols SA	28,653	321,637
	Grupo Catalana Occidente SA	21,163	867,639
	Grupo Empresarial San Jose SA	8,089	39,974
	Iberdrola SA	222,536	3,305,667
	Iberpapel Gestion SA (IBG SM)	7,699	156,988
	Indra Sistemas SA	80,889	1,426,024
	Industria de Diseno Textil SA	104,163	5,938,816
	Laboratorio Reig Jofre SA	5,821	18,184
	Laboratorios Farmaceuticos Rovi SA	9,203	781,795

		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	$25,277
	Logista Integral SA	33,132	1,015,084
	Mapfre SA	384,648	1,099,559
	Melia Hotels International SA	71,366	531,190
	Miquel y Costas & Miquel SA	12,334	164,290
	Naturgy Energy Group SA	13,424	334,242
Ω	Neinor Homes SA	21,949	360,251
#*	Obrascon Huarte Lain SA	222,234	66,829
*	Promotora de Informaciones SA, Class A	55,966	20,963
Ω	Prosegur Cash SA	147,420	86,188
	Realia Business SA	45,771	47,991
	Redeia Corp. SA	38,398	710,964
	Repsol SA (REP SM)	392,409	4,912,320
	Sacyr SA	386,951	1,288,556
*	Solaria Energia y Medio Ambiente SA	16,873	176,982
*Ω	Talgo SA	24,071	91,345
*	Tecnicas Reunidas SA	30,615	370,291
#	Telefonica SA (TEF SM)	1,766,333	8,288,786
#	Telefonica SA (TEF US), Sponsored ADR	22,622	104,740
#	Tubacex SA	103,423	362,062
*	Tubos Reunidos SA	36,929	21,267
Ω	Unicaja Banco SA	915,509	1,150,887
#	Vidrala SA	11,257	1,217,222
	Viscofan SA	21,614	1,445,468

TOTAL SPAIN			86,568,977

SWEDEN — (2.7%)
	AAK AB	10,704	307,277
Ω	AcadeMedia AB	130,049	799,980
	AddLife AB, Class B	4,638	58,939
	Addnode Group AB	39,776	399,065
	AddTech AB, Class B	53,212	1,481,488
	AFRY AB	70,644	1,062,939
	Alfa Laval AB	13,370	591,886
Ω	Alimak Group AB	3,407	39,053
	Alleima AB	102,120	624,026
	Alligo AB, Class B	23,010	272,337
Ω	Ambea AB	120,201	1,030,080
	AQ Group AB	43,092	545,444

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Arise AB	19,767	$75,927
	Arjo AB, Class B	115,879	382,203
	Assa Abloy AB, Class B	17,058	534,303
	Atlas Copco AB (ATCOA SS), Class A	58,648	967,892
	Atlas Copco AB (ATCOB SS), Class B	34,081	495,528
	Atrium Ljungberg AB, Class B	3,345	67,103
Ω	Attendo AB	147,353	656,456
	Avanza Bank Holding AB	19,515	406,496
	Axfood AB	25,059	559,483
	Beijer Alma AB	23,618	380,519
#	Beijer Ref AB	2,482	37,388
	Bergman & Beving AB	26,014	732,417
	Betsson AB, Class B	111,000	1,478,075
*	Better Collective AS	15,714	206,490
*	BHG Group AB	121,452	203,170
	Bilia AB, Class A	73,360	864,912
	Billerud Aktiebolag	97,388	864,718
	Biotage AB	9,827	147,590
	Bjorn Borg AB	12,770	68,267
	Boliden AB	34,676	1,084,809
#*	Bonava AB, Class B	103,934	90,814
Ω	Bravida Holding AB	63,022	467,862
	Bufab AB	11,081	397,608
	Bulten AB	8,231	53,566
	Bure Equity AB	46,583	1,668,417
	Byggmax Group AB	65,542	274,943
*	Castellum AB	4,702	58,882
	Catella AB	23,125	65,135
	Catena AB	4,814	220,666
	Cellavision AB	1,475	32,250
	Cibus Nordic Real Estate AB publ	13,270	214,287
*	Cint Group AB	78,695	94,246
	Clas Ohlson AB, Class B	53,721	889,761
	Cloetta AB, Class B	172,079	432,596
Ω	Coor Service Management Holding AB	61,204	215,210
	Corem Property Group AB (COREB SS), Class B	61,043	41,225
	CTT Systems AB	383	8,679
	Dios Fastigheter AB	22,774	169,865
Ω	Dometic Group AB	79,805	433,374
*Ω	Dustin Group AB	117,917	83,843

		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	50,738	$218,062
	Elanders AB, Class B	16,741	152,933
	Electrolux Professional AB, Class B	54,260	374,062
#	Elekta AB, Class B	90,202	543,384
*	Enea AB	11,630	110,856
#	Engcon AB	7,935	92,081
	Eolus Vind AB, Class B	4,351	19,107
	Ependion AB	17,085	165,753
	Epiroc AB (EPIA SS), Class A	18,178	355,022
	Epiroc AB (EPIB SS), Class B	10,758	185,328
	Essity AB (ESSITYA SS), Class A	1,404	39,469
	Essity AB (ESSITYB SS), Class B	23,376	660,577
Ω	Evolution AB	8,463	800,150
	Ework Group AB	3,688	48,756
	Fabege AB	7,490	59,731
	Fagerhult Group AB	17,242	97,338
	Fasadgruppen Group AB	1,155	5,393
*	Fastighets AB Balder, Class B	7,907	61,513
*	Fastighetsbolaget Emilshus AB, Class B	817	3,403
	FastPartner AB (FPARA SS), Class A	7,206	48,037
	Fenix Outdoor International AG	2,101	118,013
*	Ferronordic AB	1,586	8,576
	Fortnox AB	77,653	474,092
	Getinge AB, Class B	20,594	364,321
*	GiG Software PLC, SDR	31,975	13,505
	Granges AB	85,123	1,005,733
*Ω	Green Landscaping Group AB	10,414	76,068
#	H & M Hennes & Mauritz AB, Class B	93,533	1,394,324
#	Hanza AB	20,067	130,872
	Heba Fastighets AB, Class B	9,928	30,552
	Hemnet Group AB	34,580	1,089,918
	Hexagon AB, Class B	11,070	103,495
*	Hexatronic Group AB	41,290	169,120
	Hexpol AB	49,640	472,029
	HMS Networks AB	9,275	345,100

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Hoist Finance AB	34,833	$310,882
	Holmen AB (HOLMB SS), Class B	11,216	443,234
	Hufvudstaden AB, Class A	6,155	72,746
*	Humana AB	36,020	128,495
	Husqvarna AB (HUSQA SS), Class A	5,896	38,123
	Husqvarna AB (HUSQB SS), Class B	57,812	373,365
	Indutrade AB	10,461	284,652
	Instalco AB	71,074	216,603
*	International Petroleum Corp. (IPCO CN)	4,171	47,451
#*	International Petroleum Corp. (IPCO SS)	100,721	1,141,537
	INVISIO AB	7,148	180,745
	Inwido AB	64,392	1,168,749
	ITAB Shop Concept AB	14,564	35,513
	JM AB	38,104	645,766
	Kabe Group AB, Class B	3,063	91,825
*	Karnov Group AB	43,128	323,329
#*	K-fast Holding AB	53,543	110,261
#	KNOW IT AB	15,428	194,369
	Lagercrantz Group AB, Class B	52,614	1,030,390
	Lifco AB, Class B	7,820	233,332
	Lime Technologies AB	5,673	174,832
	Lindab International AB	30,973	649,340
	Loomis AB	49,045	1,536,537
*	Medcap AB	4,609	235,611
	Medicover AB, Class B	13,108	226,089
	MEKO AB	36,541	491,445
*	Midsona AB, Class B	14,941	13,332
*	Modern Times Group MTG AB, Class B	48,652	347,091
	Momentum Group AB	21,198	357,974
Ω	Munters Group AB	39,397	638,214
	Mycronic AB	34,126	1,329,459
	NCAB Group AB	13,321	82,141
	NCC AB, Class B	86,929	1,293,913
	Nederman Holding AB	7,183	152,899
*	Net Insight AB, Class B	87,004	64,471

		Shares	Value»
SWEDEN — (Continued)
	New Wave Group AB, Class B	77,641	$825,254
	Nibe Industrier AB, Class B	9,620	46,643
*	Nobia AB	211,750	99,473
	Nolato AB, Class B	72,214	379,365
	Nordic Paper Holding AB	43,420	202,135
	Nordic Waterproofing Holding AB	14,468	235,647
	Nordnet AB publ	31,491	655,257
*	Norion Bank AB	34,174	133,262
*	Note AB	13,112	168,781
	NP3 Fastigheter AB	6,121	142,747
	Nyfosa AB	34,485	348,859
	OEM International AB, Class B	24,205	282,918
*	Orron Energy AB	7,830	5,254
	Pandox AB	20,998	365,120
	Peab AB, Class B	140,435	1,070,466
	Platzer Fastigheter Holding AB, Class B	14,994	126,876
	Prevas AB, Class B	1,937	20,150
*	Pricer AB, Class B	72,630	82,104
	Proact IT Group AB	25,722	329,711
	Ratos AB, Class B	248,168	793,163
	RaySearch Laboratories AB	24,404	347,942
	Rejlers AB	9,352	133,889
	Rottneros AB	66,194	60,716
	Rvrc Holding AB	35,929	156,502
	Saab AB, Class B	1,715	35,224
	Sagax AB (SAGAB SS), Class B	2,623	63,211
	Sandvik AB	53,653	1,056,084
	Scandi Standard AB	50,561	385,566
*Ω	Scandic Hotels Group AB	139,436	900,988
*	Sdiptech AB, Class B	22,239	502,177
	Sectra AB, Class B	29,396	782,919
	Securitas AB, Class B	59,105	695,304
*	Sedana Medical AB	27,416	30,256
*	Sensys Gatso Group AB	13,439	77,594
*Ω	Sinch AB	386,738	1,154,908
*	Sivers Semiconductors AB	88,488	32,466
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	2,313,206

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	$30,607
	Skanska AB, Class B	32,847	668,701
	SKF AB (SKFA SS), Class A	6,538	123,824
	SKF AB (SKFB SS), Class B	75,257	1,427,469
	SkiStar AB	28,609	440,577
	Softronic AB, Class B	12,877	28,521
	Solid Forsakring AB	13,245	107,079
	SSAB AB (SSABA SS), Class A	91,373	439,635
	SSAB AB (SSABAH FH), Class A	19,797	95,138
	SSAB AB (SSABB SS), Class B	189,962	896,085
	SSAB AB (SSABBH FH), Class B	112,074	530,578
*	Stendorren Fastigheter AB	2,929	54,672
*	Stillfront Group AB	172,657	120,101
	Storskogen Group AB, Class B	556,612	462,059
	Svedbergs Group AB	10,194	43,053
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	63,266
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	1,022,110
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	512,653
	Sweco AB, Class B	41,777	706,215
#	Swedbank AB, Class A	70,453	1,429,528
*	Swedish Orphan Biovitrum AB	2,644	82,488
	Synsam AB	52,738	239,560
	Systemair AB	52,762	403,579
	Tele2 AB, Class B	246,030	2,581,640
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	56,848
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	5,426,647
#	Telia Co. AB	775,558	2,255,578

		Shares	Value»
SWEDEN — (Continued)
	Tethys Oil AB	19,099	$101,825
*	TF Bank AB	5,055	148,864
Ω	Thule Group AB	4,392	147,010
	Trelleborg AB, Class B	5,210	173,311
	Troax Group AB	16,507	335,445
	VBG Group AB, Class B	15,984	463,231
	Vitec Software Group AB, Class B	3,696	161,096
	Vitrolife AB	4,250	94,551
	Volati AB	11,121	103,034
	Volvo AB (VOLVA SS), Class A	39,312	1,031,506
	Volvo AB (VOLVB SS), Class B	276,710	7,207,414
#*	Volvo Car AB, Class B	216,798	468,439
	Wallenstam AB, Class B	21,952	103,826
	Wihlborgs Fastigheter AB	18,133	190,611

TOTAL SWEDEN			93,861,388

SWITZERLAND — (7.5%)
	ABB Ltd.	72,287	4,017,068
	Accelleron Industries AG (ACLN SW)	43,933	2,355,591
	Adecco Group AG	72,740	2,275,432
	Alcon, Inc. (ALC SW)	33,230	3,052,267
#	Alcon, Inc. (ALC US)	59,573	5,477,737
	Allreal Holding AG	11,150	1,983,912
	ALSO Holding AG	6,273	1,668,417
*	ams-OSRAM AG	38,894	377,004
	APG SGA SA	844	192,680
*	Arbonia AG	33,321	469,125
*	Aryzta AG	1,076,313	1,903,423
	Ascom Holding AG	27,664	154,063
	Autoneum Holding AG	4,301	576,307
	Avolta AG	47,659	1,894,849
	Baloise Holding AG	27,155	5,196,905
	Banque Cantonale de Geneve	1,851	547,474
	Banque Cantonale Vaudoise	12,534	1,248,976
	Barry Callebaut AG	1,044	1,831,058
*	Basilea Pharmaceutica Ag Allschwil	3,643	180,814
	Belimo Holding AG	1,182	782,995
	Bell Food Group AG	1,891	579,755
	Bellevue Group AG	8,269	140,404

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Berner Kantonalbank AG	4,969	$1,339,322
	BKW AG	1,602	281,471
	Bossard Holding AG, Class A	6,265	1,505,292
	Bucher Industries AG	7,246	2,822,166
	Burckhardt Compression Holding AG	2,822	2,074,680
	Burkhalter Holding AG	2,362	242,673
	Bystronic AG	1,160	442,934
#	Calida Holding AG	313	9,436
	Carlo Gavazzi Holding AG	425	101,801
	Cembra Money Bank AG	27,467	2,473,495
	Chocoladefabriken Lindt & Spruengli AG	7	815,285
*	Cicor Technologies Ltd.	1,805	109,602
	Cie Financiere Richemont SA, Class A	23,249	3,385,063
	Cie Financiere Tradition SA	1,356	237,256
	Clariant AG	47,660	662,359
	Coltene Holding AG	2,459	152,140
	COSMO Pharmaceuticals NV	4,269	330,449
	CPH Group AG	566	45,619
	Daetwyler Holding AG	2,074	349,314
	DKSH Holding AG	25,623	1,830,510
#*	DocMorris AG	7,597	298,650
	dormakaba Holding AG	2,167	1,652,406
	DSM-Firmenich AG	6,231	738,892
	EFG International AG	90,269	1,233,570
	Emmi AG	1,461	1,388,609
	EMS-Chemie Holding AG	172	132,278
	Feintool International Holding AG	3,283	61,909
	Flughafen Zurich AG	15,555	3,666,976
	Forbo Holding AG	698	686,218
	Fundamenta Real Estate AG	2,571	47,285
Ω	Galenica AG	42,842	3,728,639
	Geberit AG	8,236	5,159,757
	Georg Fischer AG	58,377	4,235,822
	Givaudan SA	309	1,466,962
	Glarner Kantonalbank	2,221	54,757

		Shares	Value»
SWITZERLAND — (Continued)
	Gurit Holding AG, Class BR	2,499	$54,885
	Helvetia Holding AG	25,170	4,251,492
	Hiag Immobilien Holding AG	604	57,563
	Holcim AG (HOLN FP)	28,089	2,767,428
	Holcim AG (HOLN SW)	86,588	8,502,999
	Huber & Suhner AG	16,328	1,545,384
	Hypothekarbank Lenzburg AG	6	28,052
	Implenia AG	11,625	410,898
*	Ina Invest AG	1,743	40,066
	Inficon Holding AG	675	808,753
	Interroll Holding AG	430	1,130,805
	Intershop Holding AG	2,194	308,610
	Investis Holding SA	2,127	271,043
	Julius Baer Group Ltd.	66,248	4,039,244
	Jungfraubahn Holding AG	3,807	725,422
	Kardex Holding AG	4,164	1,270,268
	Komax Holding AG	2,369	301,180
*	Kudelski SA	29,355	47,899
	Kuehne & Nagel International AG	11,432	2,853,871
	Landis & Gyr Group AG	23,146	1,864,522
	Lastminute.com NV	905	16,766
	LEM Holding SA	284	378,644
	Liechtensteinische Landesbank AG	13,091	1,068,775
	Logitech International SA (LOGN SW)	11,984	981,271
	Lonza Group AG	1,341	825,155
	Luzerner Kantonalbank AG	13,887	1,026,268
Ω	Medacta Group SA	1,480	196,829
Ω	Medmix AG	13,090	150,241
	Meier Tobler Group AG	4,847	160,624
	Metall Zug AG, Class B	171	238,800
	Mikron Holding AG	6,796	118,019
	Mobilezone Holding AG	30,502	486,631
	Mobimo Holding AG	8,741	2,708,590
*	Molecular Partners AG	4,682	28,013
*Ω	Montana Aerospace AG	4,007	70,774
	Naturenergie Holding AG	5,362	224,174

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Nestle SA	160,683	$15,183,355
	Novartis AG (NOVN SW)	23,271	2,525,049
	Novartis AG (NVS US), Sponsored ADR	181,551	19,680,128
	Novavest Real Estate AG	352	13,899
	OC Oerlikon Corp. AG Pfaffikon	119,539	547,351
*	Orascom Development Holding AG	10,410	45,656
	Orell Fuessli AG	184	16,415
	Orior AG	6,591	327,596
	Partners Group Holding AG	2,076	2,856,220
	Phoenix Mecano AG	604	308,656
	Plazza AG, Class A	681	257,789
#*Ω	PolyPeptide Group AG	13,862	462,467
	PSP Swiss Property AG	7,620	1,082,115
	Rieter Holding AG	2,247	237,887
	Roche Holding AG (RO SW)	2,225	756,194
	Roche Holding AG (ROG SW)	48,830	15,132,584
	Romande Energie Holding SA	2,225	119,282
	Sandoz Group AG (SDZ SW)	65,204	2,972,546
	Sandoz Group AG (SDZNY US), ADR	22,234	1,014,075
*	Santhera Pharmaceuticals Holding AG	1,273	12,798
	Schindler Holding AG	2,290	652,861
	Schweiter Technologies AG	446	203,458
#*	Schweizerische Nationalbank	5	21,017
*Ω	Sensirion Holding AG	1,978	144,208
	SFS Group AG	15,315	2,191,404
	SGS SA	26,547	2,810,444
	Siegfried Holding AG	2,973	3,883,462
	SIG Group AG	174,482	3,765,349
	Sika AG	1,591	443,121
	SKAN Group AG	624	55,819
	Softwareone Holding AG	2,343	21,171
	Sonova Holding AG	3,026	1,107,327
	St. Galler Kantonalbank AG	2,464	1,201,516

		Shares	Value»
SWITZERLAND — (Continued)
	Stadler Rail AG	33,438	$955,375
	Straumann Holding AG	1,503	198,155
	Sulzer AG	19,275	2,971,507
	Swatch Group AG (UHR SW)	1,329	272,715
	Swatch Group AG (UHRN SW)	13,872	562,053
	Swiss Life Holding AG	7,783	6,337,694
	Swiss Prime Site AG	47,493	5,152,118
	Swiss Re AG	60,123	7,676,945
	Swisscom AG	10,284	6,265,846
	Swissquote Group Holding SA	10,916	3,713,294
	Thurgauer Kantonalbank	163	23,592
	TX Group AG	2,435	417,968
	u-blox Holding AG	4,935	377,677
*	UBS Group AG (UBS US)	94,324	2,893,870
	UBS Group AG (UBSG SW)	194,963	5,963,525
	Valiant Holding AG	12,691	1,479,086
	Varia U.S. Properties AG	756	28,227
Ω	VAT Group AG	3,925	1,634,346
	Vaudoise Assurances Holding SA	586	312,459
	Vetropack Holding AG	7,423	246,079
	Vontobel Holding AG	27,971	1,820,961
	VP Bank AG, Class A	2,158	182,127
	VZ Holding AG	8,987	1,450,187
*	V-ZUG Holding AG	1,464	91,878
	Walliser Kantonalbank	1,792	234,446
	Warteck Invest AG	55	110,258
	Ypsomed Holding AG	1,093	484,789
	Zehnder Group AG	8,978	501,376
	Zug Estates Holding AG, Class B	260	570,402
	Zuger Kantonalbank	94	895,892
	Zurich Insurance Group AG	8,171	4,817,660

TOTAL SWITZERLAND			259,325,537

UNITED KINGDOM — (10.9%)
	3i Group PLC	73,956	3,032,767
	4imprint Group PLC	13,580	894,523
	abrdn PLC	708,486	1,207,020
*	Accesso Technology Group PLC	8,593	56,742
	Admiral Group PLC	36,363	1,203,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Advanced Medical Solutions Group PLC	59,728	$175,469
	AG Barr PLC	27,916	224,668
Ω	Airtel Africa PLC	454,430	597,167
	AJ Bell PLC	138,023	792,792
Ω	Alfa Financial Software Holdings PLC	54,419	150,027
#*	Alliance Pharma PLC	104,031	60,350
*	Alphawave IP Group PLC	32,397	46,493
	Anglo American PLC	90,104	2,793,262
	Anglo-Eastern Plantations PLC	16,732	143,459
	Antofagasta PLC	16,978	379,230
*	AO World PLC	151,274	211,238
	Ashmore Group PLC	10,809	29,563
	Ashtead Group PLC	127,317	9,524,289
	Ashtead Technology Holdings PLC	4,539	32,214
*	ASOS PLC	2,062	9,463
	Associated British Foods PLC	34,468	990,669
	AstraZeneca PLC (AZN US), Sponsored ADR	47,268	3,363,118
	Atalaya Mining PLC	2,664	12,610
*	Auction Technology Group PLC	5,733	33,293
Ω	Auto Trader Group PLC	223,252	2,410,561
	Aviva PLC	51,010	298,934
	Avon Technologies PLC	2,059	32,650
	B&M European Value Retail SA	472,784	2,365,335
	Babcock International Group PLC	295,445	1,800,062
	BAE Systems PLC	91,186	1,469,673
Ω	Bakkavor Group PLC	154,207	299,010
	Balfour Beatty PLC	168,944	965,559
	Bank of Georgia Group PLC	39,753	2,137,429
	Barclays PLC (BARC LN)	674,450	2,067,529
	Barclays PLC (BCS US), Sponsored ADR	373,929	4,640,459
	Barratt Redrow PLC	651,663	3,754,613
	Beazley PLC	168,553	1,643,100
	Bellway PLC	51,846	1,893,352
	Berkeley Group Holdings PLC	22,346	1,275,180

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	50,401	$440,493
	Bodycote PLC	148,548	1,055,142
	BP PLC (BP LN)	1,487,940	7,277,246
	BP PLC (BP US), Sponsored ADR	4,950	145,332
	Braemar PLC	12,401	38,293
	Breedon Group PLC	38,245	216,976
Ω	Bridgepoint Group PLC	42,729	172,853
	British American Tobacco PLC (BATS LN)	144,281	5,045,377
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	61,390
	Britvic PLC	139,502	2,301,881
	Brooks Macdonald Group PLC	3,245	70,489
	BT Group PLC	3,828,974	6,836,973
	Bunzl PLC	15,944	701,928
	Burberry Group PLC	181,494	1,844,865
	Burford Capital Ltd.	78,952	1,062,987
	Bytes Technology Group PLC (BYIT LN)	150,850	878,476
	C&C Group PLC	165,442	314,060
	Capital Ltd.	117,538	131,307
	Capricorn Energy PLC	7,383	20,224
	Card Factory PLC	247,120	268,623
*	Carnival PLC (CCL LN)	314	6,271
	Carr’s Group PLC	10,633	14,898
	Castings PLC	10,259	35,933
	Centamin PLC	1,470,110	3,016,055
	Central Asia Metals PLC	136,744	308,792
	Centrica PLC	3,085,043	4,670,078
	Chemring Group PLC	44,535	205,424
	Chesnara PLC	95,475	310,752
	Clarkson PLC	16,333	743,075
*	Close Brothers Group PLC	132,896	391,550
Ω	CMC Markets PLC	42,869	168,991
	Coats Group PLC	1,046,043	1,283,688
	Coca-Cola HBC AG	37,278	1,304,472
	Computacenter PLC	40,306	1,134,103
Ω	ConvaTec Group PLC	41,872	115,501
	Costain Group PLC	143,088	193,110
	Cranswick PLC	16,284	1,066,762
	Crest Nicholson Holdings PLC	340,903	743,604

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International PLC	3,011	$144,455
*	Currys PLC	907,534	966,513
	CVS Group PLC	16,139	198,028
	DCC PLC	25,264	1,598,303
*	De La Rue PLC	31,455	40,022
	DFS Furniture PLC	204,788	347,652
#	Diageo PLC (DEO US), Sponsored ADR	47,927	5,950,616
	Diploma PLC	7,121	391,468
	Direct Line Insurance Group PLC	535,417	1,132,150
	DiscoverIE Group PLC	49,130	419,579
#	Diversified Energy Co. PLC (DEC LN)	29,190	352,407
	Domino’s Pizza Group PLC	123,555	479,591
	Dowlais Group PLC	414,070	262,100
	Dr. Martens PLC	175,316	123,578
	Drax Group PLC	278,823	2,245,937
	DS Smith PLC	1,173,929	8,253,489
	Dunelm Group PLC	58,420	837,134
	easyJet PLC	83,048	547,259
	Ecora Resources PLC	62,855	50,494
	Elementis PLC	223,558	385,974
	Energean PLC	80,493	1,038,517
*	EnQuest PLC	2,551,274	403,082
	Entain PLC	53,462	514,170
	Epwin Group PLC	15,000	20,494
	Essentra PLC	113,779	218,224
*††	Evraz PLC	67,028	0
	Experian PLC	34,085	1,663,546
	FDM Group Holdings PLC	50,160	228,563
	Firstgroup PLC	761,640	1,311,410
*	Flutter Entertainment PLC	3,145	735,720
	Foresight Group Holdings Ltd.	2,989	17,909
Ω	Forterra PLC	15,878	39,334
	Foxtons Group PLC	162,472	123,300
*	Frasers Group PLC	57,024	563,945
	Fuller Smith & Turner PLC, Class A	27,208	249,346
*Ω	Funding Circle Holdings PLC	22,235	37,503
	Future PLC	49,061	555,490
	Galliford Try Holdings PLC	106,890	534,526
	Games Workshop Group PLC	14,940	2,309,399

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gaming Realms PLC	118,677	$58,066
	Gamma Communications PLC	2,192	44,783
	GB Group PLC	94,721	415,388
*	Gem Diamonds Ltd.	831	126
#*	Genel Energy PLC	176,534	179,539
	Genuit Group PLC	130,697	790,200
*	Georgia Capital PLC	21,476	280,893
	Glencore PLC	764,042	4,007,126
	Gooch & Housego PLC	12,228	75,236
	Goodwin PLC	286	25,449
	Grafton Group PLC, CDI	112,665	1,457,259
	Grainger PLC	345,912	1,016,389
*	Greencore Group PLC	408,487	1,098,550
	Greggs PLC	68,837	2,440,567
*	Griffin Mining Ltd.	37,665	71,510
	GSK PLC (GSK LN)	71,764	1,295,963
	GSK PLC (GSK US), Sponsored ADR	201,719	7,415,190
	Gulf Keystone Petroleum Ltd.	221,870	369,476
*	Gulf Marine Services PLC	411,137	91,656
*Ω	Gym Group PLC	158,647	315,399
	H&T Group PLC	19,362	92,439
	Haleon PLC (HLN LN)	16,968	81,549
	Halfords Group PLC	77,589	167,135
	Halma PLC	14,100	450,434
	Harbour Energy PLC	444,020	1,579,858
	Hargreaves Lansdown PLC	160,072	2,246,422
	Hargreaves Services PLC	18,198	128,442
	Harworth Group PLC	91,262	209,151
	Hays PLC	582,078	580,390
	Headlam Group PLC	57,641	97,245
	Helical PLC	119,266	306,987
*	Helios Towers PLC	151,199	206,238
	Henry Boot PLC	62,720	184,222
	Hikma Pharmaceuticals PLC	8,723	208,914
	Hill & Smith PLC	42,986	1,124,297
	Hilton Food Group PLC	56,171	651,639
	Hiscox Ltd.	171,383	2,382,952
*	Hochschild Mining PLC	50,953	150,492

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hollywood Bowl Group PLC	172,130	$723,660
*Ω	Hostelworld Group PLC	38,772	63,586
	Howden Joinery Group PLC	263,686	2,868,932
	HSBC Holdings PLC (HSBA LN)	4,277	39,254
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	5,120,707
	Hunting PLC	130,129	502,745
	I3 Energy PLC	383,460	63,204
Ω	Ibstock PLC	18,912	48,986
	IG Group Holdings PLC	227,840	2,636,253
	IMI PLC	116,217	2,475,341
	Impax Asset Management Group PLC	49,801	226,256
	Imperial Brands PLC	238,012	7,182,735
	Inchcape PLC	294,056	2,719,779
*	Indivior PLC	32,335	286,812
	Informa PLC	24,371	254,600
	IntegraFin Holdings PLC	78,153	369,039
	InterContinental Hotels Group PLC (IHG LN)	7,891	870,300
	InterContinental Hotels Group PLC (IHG US), ADR	2,979	332,010
	Intermediate Capital Group PLC	79,330	2,107,352
*	International Distribution Services PLC	651,768	2,836,124
	International Personal Finance PLC	210,603	361,912
	International Workplace Group PLC	273,964	566,218
	Intertek Group PLC	27,712	1,663,594
	Investec PLC	148,931	1,146,674
	iomart Group PLC	69,693	77,535
*	IP Group PLC	505,006	300,123
*	IQE PLC	169,023	26,016
	ITV PLC	207,990	198,071
*	J D Wetherspoon PLC	87,142	691,226
	J Sainsbury PLC	367,069	1,263,743
*	James Fisher & Sons PLC	25,641	112,379
	James Halstead PLC	86,598	217,697

		Shares	Value»
UNITED KINGDOM — (Continued)
	JD Sports Fashion PLC	729,138	$1,169,163
	JET2 PLC	32,832	610,198
*	John Wood Group PLC	648,366	1,059,470
	Johnson Matthey PLC	17,795	342,425
	Johnson Service Group PLC	328,832	633,519
	Jupiter Fund Management PLC	30,645	31,930
*Ω	Just Eat Takeaway.com NV (JET LN)	40,316	460,724
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,432	16,365
	Just Group PLC	955,070	1,647,495
	Kainos Group PLC	13,116	127,040
	Keller Group PLC	100,044	2,096,893
	Kier Group PLC	305,232	564,734
	Kingfisher PLC	457,234	1,729,169
	Kitwave Group PLC	25,998	106,435
	Knights Group Holdings PLC	24,312	39,050
	Lancashire Holdings Ltd.	158,278	1,284,061
	Legal & General Group PLC	661,450	1,855,291
	Liontrust Asset Management PLC	31,393	196,916
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	5,773,903
	Lloyds Banking Group PLC (LYG US), ADR	43,332	119,163
	London Investment Group PLC	6,467	31,874
	London Stock Exchange Group PLC	6,844	927,632
	LSL Property Services PLC	25,221	98,132
Ω	Luceco PLC	13,306	22,736
	M&C Saatchi PLC	5,533	14,680
	M&G PLC	742,660	1,860,548
	Macfarlane Group PLC	112,976	162,962
	Man Group PLC	639,449	1,636,475
	Marks & Spencer Group PLC	1,182,464	5,737,192
	Marshalls PLC	65,374	285,806
*	Marston’s PLC	722,235	356,181
*	McBride PLC	84,040	120,022

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Me Group International PLC	200,583	$550,269
	Mears Group PLC	152,156	667,377
	Melrose Industries PLC	189,706	1,161,834
*	Metro Bank Holdings PLC	101,058	102,064
	Midwich Group PLC	2,307	8,427
*	Mitchells & Butlers PLC	291,273	941,810
	Mitie Group PLC	727,166	1,090,847
	MJ Gleeson PLC	37,226	291,184
*	Mobico Group PLC	501,718	448,845
	Mondi PLC	15,503	251,036
	MONY Group PLC	322,265	780,477
*	Moonpig Group PLC	12,522	40,493
	Morgan Advanced Materials PLC	42,541	131,956
	Morgan Sindall Group PLC	27,971	1,351,362
	MP Evans Group PLC	6,851	81,470
	NatWest Group PLC (NWG LN)	1,339,359	6,346,220
	NatWest Group PLC (NWG US), Sponsored ADR	4,319	41,290
	NCC Group PLC	57,681	114,779
	Next 15 Group PLC	49,220	255,843
	Next PLC	23,716	3,000,420
*	Nexxen International Ltd. (NEXN LN)	9,296	36,393
*	Nexxen International Ltd. (NEXN US), ADR	4,787	37,817
	Ninety One PLC	211,047	451,807
	Norcros PLC	69,950	246,865
*	Ocado Group PLC	31,525	141,994
Ω	On the Beach Group PLC	26,421	49,340
	OSB Group PLC	156,755	709,564
	Oxford Instruments PLC	19,667	549,781
	Pagegroup PLC	206,747	953,501
	Pan African Resources PLC	1,311,318	610,949
#*	Pantheon Resources PLC	319,673	87,035
	Paragon Banking Group PLC	215,007	1,889,288
	PayPoint PLC	20,194	200,317
#	Pearson PLC (PSO US), Sponsored ADR	6,300	91,980

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC (PSON LN)	8,619	$126,564
	Pennon Group PLC	6,475	45,402
	Persimmon PLC	61,479	1,165,105
*	Petra Diamonds Ltd.	29,657	13,631
	Pets at Home Group PLC	342,483	1,307,174
	Pharos Energy PLC	192,876	54,181
	Phoenix Group Holdings PLC	167,033	1,061,103
*	Phoenix Spree Deutschland Ltd.	7,891	18,498
	Pinewood Technologies Group PLC	49,253	210,648
*	Playtech PLC	156,688	1,466,397
	Plus500 Ltd.	68,343	2,061,285
	Polar Capital Holdings PLC	54,639	336,007
	Porvair PLC	5,705	49,394
	PPHE Hotel Group Ltd.	7,220	116,744
	Premier Foods PLC	610,525	1,477,537
	Prudential PLC (PRU LN)	17,135	142,646
	QinetiQ Group PLC	126,782	748,393
Ω	Quilter PLC	680,855	1,266,354
*	Rank Group PLC	58,841	66,471
	Rathbones Group PLC	743	15,973
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	389,182	465,162
	Reckitt Benckiser Group PLC	183,036	11,103,704
	Record PLC	85,439	67,597
#	RELX PLC (RELX US), Sponsored ADR	68,957	3,187,193
	RELX PLC (REN NA)	1,141	52,719
	Renew Holdings PLC	50,132	707,155
	Renewi PLC	85,801	672,162
*	Renold PLC	34,869	23,050
	Rentokil Initial PLC	90,463	453,742
	RHI Magnesita NV	6,771	280,369
	Ricardo PLC	36,428	196,309
	Rightmove PLC	345,183	2,628,417
	Rio Tinto PLC (RIO LN)	7,021	453,753
	Rio Tinto PLC (RIO US), Sponsored ADR	50,500	3,276,945
	Robert Walters PLC	41,421	199,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rockhopper Exploration PLC	470,244	$79,395
*	Rolls-Royce Holdings PLC	277,829	1,917,131
	Rotork PLC	237,634	922,165
	RS Group PLC	17,075	153,083
	RWS Holdings PLC	65,280	124,803
	S&U PLC	1,358	29,389
*	S4 Capital PLC	58,422	28,100
*	Saga PLC	51,759	74,840
	Sage Group PLC	53,283	665,919
*††	Savannah Energy PLC	548,390	77,783
	Savills PLC	63,846	884,932
	Schroders PLC	15,211	67,399
	Secure Trust Bank PLC	13,910	101,763
	Senior PLC	112,837	191,116
	Serco Group PLC	812,170	1,835,106
	Serica Energy PLC	161,102	296,742
	Severfield PLC	191,826	211,988
	Severn Trent PLC	9,625	318,416
	Shell PLC (SHEL LN)	153,886	5,137,843
	Shell PLC (SHEL US), ADR	370,573	25,032,206
*	SIG PLC	106,542	31,551
*	Sigmaroc PLC	228,265	229,698
	Sirius Real Estate Ltd.	166,940	193,331
#	Smith & Nephew PLC (SNN US), Sponsored ADR	3,000	75,270
	Smiths Group PLC	9,885	195,059
	Softcat PLC	59,464	1,303,669
	Spectris PLC	15,731	512,185
	Speedy Hire PLC	437,702	186,579
	Spirax Group PLC	2,768	231,046
Ω	Spire Healthcare Group PLC	283,006	785,484
*	Spirent Communications PLC	234,685	507,559
	SSE PLC	54,223	1,232,131
	SSP Group PLC	330,404	686,290
	St. James’s Place PLC	99,390	1,042,661
	Standard Chartered PLC	235,313	2,728,781
	SThree PLC	99,863	454,725
	Strix Group PLC	29,125	23,335
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	13,254	30,645
	Tate & Lyle PLC	90,818	876,428

		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	1,745	$15,378
	Taylor Wimpey PLC	553,900	1,047,249
	TBC Bank Group PLC	38,380	1,361,023
	Team Internet Group PLC	89,546	150,767
	Telecom Plus PLC	43,906	950,718
	Tesco PLC	801,604	3,539,621
*	THG PLC	42,101	25,396
Ω	TI Fluid Systems PLC	332,886	732,143
	Topps Tiles PLC	105,193	57,341
	TP ICAP Group PLC	662,927	1,928,275
	Travis Perkins PLC	70,883	738,073
	Trifast PLC	55,451	58,942
	TT Electronics PLC	123,250	126,130
*	Tullow Oil PLC	342,749	104,478
	Ultimate Products PLC	14,356	26,265
	Unilever PLC (UL US), Sponsored ADR	215,138	13,104,056
	United Utilities Group PLC	48,629	641,779
	Vanquis Banking Group PLC	62,661	36,503
	Vertu Motors PLC	320,253	279,186
	Vesuvius PLC	229,186	1,053,699
#*	Victoria PLC	15,752	20,212
	Victorian Plumbing Group PLC	23,017	32,943
	Victrex PLC	1,019	11,199
*	Videndum PLC	19,037	69,184
*	Vistry Group PLC	118,775	1,395,817
	Vodafone Group PLC (VOD LN)	2,093,048	1,946,358
	Volex PLC	38,790	163,584
	Volution Group PLC	7,496	55,933
	Vp PLC	2,603	19,733
*Ω	Watches of Switzerland Group PLC	86,541	454,953
*	Watkin Jones PLC	116,686	39,170
	Weir Group PLC	10,343	278,538
	WH Smith PLC	62,818	1,070,237
	Whitbread PLC	25,852	1,005,821
	Wickes Group PLC	284,546	589,413
	WPP PLC (WPP LN)	78,757	827,809
	WPP PLC (WPP US), Sponsored ADR	2,682	140,778
*	Xaar PLC	64,800	71,628
	XPS Pensions Group PLC	17,329	80,679

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Young & Co.’s Brewery PLC (YNGA LN), Class A	19,350	$219,777
	Young & Co.’s Brewery PLC (YNGN LN)	2,478	19,993
	Zigup PLC	263,310	1,200,648
	Zotefoams PLC	5,031	23,351

	TOTAL UNITED KINGDOM		379,098,434

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	52,890	341,667
*	Alcoa Corp., CDI	29,006	1,143,902
	Newmont Corp., CDI	1,555	72,055
	Smurfit WestRock PLC	60,995	3,141,243

	TOTAL UNITED STATES		4,698,867

	TOTAL COMMON STOCKS		3,359,165,697

PREFERRED STOCKS — (0.4%)

	GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.912%	11,102	816,964
Ω	Dr. Ing hc F Porsche AG, 3.574%	18,646	1,311,940
	Draegerwerk AG & Co. KGaA, 4.050%	5,950	289,334
	Einhell Germany AG, 1.469%	4,620	333,570
	FUCHS SE, 2.601%	40,107	1,871,872
	Henkel AG & Co. KGaA, 2.328%	14,126	1,223,211
	Jungheinrich AG, 2.998%	31,156	852,816
	Porsche Automobil Holding SE, 6.732%	13,994	581,356
	Sixt SE, 6.877%	12,394	775,003
	STO SE & Co. KGaA, 4.132%	2,398	318,095
	Villeroy & Boch AG, 6.344%	6,471	115,725
	Volkswagen AG, 10.228%	52,270	5,073,471

	TOTAL GERMANY		13,563,357

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	34,868	$310
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	727
*	Galan Lithium Ltd. Warrants 07/24/2025	852	0
*	Panoramic Resources Ltd. Warrants	206,091	949

TOTAL AUSTRALIA			1,986

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0

ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	671,264	0
*	Reply SpA Rights 11/28/2024	5,989	0
*	Sesa SpA Rights 11/28/2024	4,663	0
#*	Webuild SpA Warrants 08/02/2030	10,221	0

TOTAL RIGHTS/WARRANTS			1,986

TOTAL INVESTMENT SECURITIES (Cost $2,478,951,959)			3,372,731,040

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	9,227,289	106,722,825

TOTAL INVESTMENTS — (100.0%) (Cost $2,585,671,016)			$3,479,453,865

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

As of October 31, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	98	12/20/24	$28,634,267	$28,118,650	$(515,617)

Total Futures Contracts			$28,634,267	$28,118,650	$(515,617)

As of October 31, 2024, the value of Rule 144A securities amounted to $70,262,476 or 2.0% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$929,538	$233,851,366	$28,279	$234,809,183
Austria	—	18,636,792	—	18,636,792
Belgium	1,088,550	49,745,640	—	50,834,190
Canada	392,034,030	933,602	—	392,967,632
China	—	30,189	—	30,189
Denmark	1,515,102	101,111,897	—	102,626,999
Finland	—	57,889,842	—	57,889,842
France	2,265,177	248,016,083	—	250,281,260
Gabon	—	24,148	—	24,148
Germany	5,429,611	240,604,291	—	246,033,902
Hong Kong	—	49,711,902	31,682	49,743,584
Ireland	—	17,950,324	—	17,950,324
Israel	2,409,371	23,912,828	—	26,322,199
Italy	2,344,577	81,133,684	—	83,478,261
Japan	8,724,250	799,294,983	—	808,019,233
Netherlands	13,194,941	98,633,025	—	111,827,966
New Zealand	12,081	11,263,983	—	11,276,064
Norway	—	28,482,151	—	28,482,151
Portugal	—	11,703,125	—	11,703,125
Singapore	—	32,675,450	—	32,675,450
Spain	104,745	86,464,232	—	86,568,977
Sweden	60,956	93,800,432	—	93,861,388
Switzerland	29,065,810	230,259,727	—	259,325,537
United Kingdom	72,135,520	306,885,131	77,783	379,098,434
United States	3,141,243	1,557,624	—	4,698,867
Preferred Stocks
Germany	—	13,563,357	—	13,563,357
Rights/Warrants
Australia	—	1,037	949	1,986
Securities Lending Collateral	—	106,722,825	—	106,722,825

Total Investments in Securities	$534,455,502	$2,944,859,670	$138,693<>	$3,479,453,865

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(515,617)	—	—	$(515,617)

Total Financial Instruments	$(515,617)	—	—	$(515,617)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.4%)
	ALS Ltd.	125,583	$1,159,305
	Ampol Ltd.	56,549	1,035,329
	Aristocrat Leisure Ltd.	95,426	3,839,907
	Aurizon Holdings Ltd.	116,725	258,810
	BHP Group Ltd. (BHP AU)	172,250	4,785,547
	BHP Group Ltd. (BHP LN), Class DI	166,810	4,629,594
#	BHP Group Ltd. (BHP US), Sponsored ADR	365,914	20,293,590
	Brambles Ltd.	480,230	5,781,976
	Cochlear Ltd.	1,888	349,541
	Coles Group Ltd.	339,105	3,913,778
	Computershare Ltd.	78,414	1,355,578
	Endeavour Group Ltd.	178,681	549,643
	Evolution Mining Ltd.	380,222	1,303,610
	Fortescue Ltd.	430,147	5,386,665
#	IDP Education Ltd.	13,219	120,345
*	James Hardie Industries PLC (JHX AU), CDI	150,492	4,799,679
	JB Hi-Fi Ltd.	45,491	2,441,149
	Lottery Corp. Ltd.	328,285	1,072,666
	Medibank Pvt Ltd.	791,084	1,859,192
	Mineral Resources Ltd.	57,868	1,487,058
	Netwealth Group Ltd.	25,691	463,533
	Pro Medicus Ltd.	17,321	2,194,143
*	Qantas Airways Ltd.	42,577	225,423
	Ramsay Health Care Ltd.	8,259	217,225
	REA Group Ltd.	17,975	2,657,333
	Rio Tinto Ltd.	89,943	7,062,101
	Seven Group Holdings Ltd.	33,339	908,325
	Technology One Ltd.	60,633	966,368
	Telstra Group Ltd. (TLS AU)	1,018,886	2,550,703
	Wesfarmers Ltd.	210,230	9,248,242
	Woodside Energy Group Ltd. (WDS AU)	83,675	1,316,914
	Woodside Energy Group Ltd. (WDS LN)	40,054	626,076
	Woolworths Group Ltd.	200,106	3,924,719
*	Xero Ltd.	16,425	1,595,780

	Shares	Value»
AUSTRALIA — (Continued)
# Yancoal Australia Ltd.	153,873	$658,445

TOTAL AUSTRALIA		101,038,292

AUSTRIA — (0.2%)
OMV AG	38,144	1,580,712
Verbund AG	11,094	913,638

TOTAL AUSTRIA		2,494,350

BELGIUM — (0.6%)
Anheuser-Busch InBev SA (ABI BB)	42,007	2,490,652
KBC Group NV	60,322	4,393,924
Lotus Bakeries NV	16	209,730
Solvay SA	14,595	593,785
Syensqo SA	27,928	2,166,522

TOTAL BELGIUM		9,854,613

CANADA — (10.2%)
Alimentation Couche-Tard, Inc.	171,094	8,922,423
ARC Resources Ltd.	303,606	5,028,301
BCE, Inc. (BCE US)	16,155	521,160
Canadian National Railway Co. (CNI US)	45,045	4,861,256
Canadian National Railway Co. (CNR CN)	66,754	7,208,291
Canadian Natural Resources Ltd. (CNQ US)	319,173	10,858,266
Canadian Tire Corp. Ltd., Class A	3,570	379,909
CCL Industries, Inc., Class B	37,629	2,195,014
* Celestica, Inc. (CLS US)	24,028	1,643,515
Cenovus Energy, Inc. (CVE US)	230,732	3,707,863
* CGI, Inc. (GIB US)	24,901	2,756,790
* CGI, Inc. (GIBA CN)	49,794	5,516,017
Colliers International Group, Inc. (CIGI US)	5,966	910,650
Constellation Software, Inc.	4,241	12,789,980
Dollarama, Inc.	63,023	6,558,267
Element Fleet Management Corp.	88,361	1,808,026

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	68,713	$1,982,405
	FirstService Corp. (FSV CN)	7,098	1,314,227
	FirstService Corp. (FSV US)	1,762	326,270
	George Weston Ltd.	30,609	4,855,099
#	GFL Environmental, Inc.	37,129	1,551,992
#	Gildan Activewear, Inc. (GIL US)	60,328	2,950,039
	Imperial Oil Ltd. (IMO US)	39,306	2,927,511
	Keyera Corp.	46,922	1,441,006
	Kinross Gold Corp. (KGC US)	308,603	3,110,718
	Loblaw Cos. Ltd.	35,613	4,502,684
#	Magna International, Inc. (MG CN)	43,120	1,702,378
	Magna International, Inc. (MGA US)	53,530	2,112,829
*	MEG Energy Corp.	89,500	1,635,921
	Metro, Inc.	44,213	2,625,757
	National Bank of Canada	48,661	4,641,204
	Open Text Corp. (OTEX CN)	21,163	634,730
	Parkland Corp.	24,172	562,483
	Quebecor, Inc., Class B	34,834	867,379
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,345,821
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,725,456
	Rogers Communications, Inc. (RCI US), Class B	26,096	947,807
	Rogers Communications, Inc. (RCIB CN), Class B	129,429	4,700,847
#*	South Bow Corp.	11,640	290,549
	Stantec, Inc. (STN CN)	1,995	161,824
	Stantec, Inc. (STN US)	15,440	1,253,110
	Suncor Energy, Inc. (SU US)	272,852	10,305,620
	TC Energy Corp. (TRP US)	58,203	2,707,022

	Shares	Value»
CANADA — (Continued)
TFI International, Inc. (TFII CN)	23,500	$3,144,867
TFI International, Inc. (TFII US)	2,000	267,640
Thomson Reuters Corp. (TRI US)	7,259	1,187,863
Toromont Industries Ltd.	28,093	2,481,732
Tourmaline Oil Corp.	101,517	4,680,128
Waste Connections, Inc. (WCN US)	19,217	3,396,605
Whitecap Resources, Inc.	201,085	1,500,537
WSP Global, Inc.	24,613	4,399,352

TOTAL CANADA		160,907,140

DENMARK — (3.4%)
Coloplast AS, Class B	3,727	466,809
Novo Nordisk AS (NOVOB DC), Class B	364,085	40,837,590
# Novo Nordisk AS (NVO US), Sponsored ADR	59,000	6,605,050
Pandora AS	36,743	5,555,399

TOTAL DENMARK		53,464,848

FINLAND — (0.9%)
Elisa OYJ	33,686	1,605,218
Kesko OYJ (KESKOA FH), Class A	40,243	843,029
Kone OYJ, Class B	78,750	4,318,414
Metso OYJ	165,975	1,579,610
Neste OYJ	92,985	1,492,968
Nordea Bank Abp (NDA FH)	193,287	2,262,807
Sampo OYJ, Class A	21,024	932,225
Wartsila OYJ Abp	90,790	1,738,850

TOTAL FINLAND		14,773,121

FRANCE — (9.3%)
Airbus SE	114,073	17,400,832
Bouygues SA	5,060	162,636
Bureau Veritas SA	121,130	3,841,629
Eiffage SA	39,175	3,646,159
Hermes International SCA	6,104	13,872,871
Kering SA	12,899	3,221,789
L’Oreal SA	2,001	750,715
LVMH Moet Hennessy Louis Vuitton SE	65,240	43,431,595
Orange SA (ORA FP)	794,387	8,726,897
Safran SA	48,044	10,875,507

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	STMicroelectronics NV (STM US)	30,016	$814,634
	Thales SA	16,027	2,583,528
	TotalEnergies SE (TTE FP)	589,840	37,015,790

TOTAL FRANCE			146,344,582

GERMANY — (6.5%)
	adidas AG	17,234	4,127,391
	Bayer AG	221,721	5,974,697
	Bayerische Motoren Werke AG	53,003	4,178,544
	Brenntag SE	57,188	3,730,547
	CTS Eventim AG & Co. KGaA	1,699	178,421
	Daimler Truck Holding AG	143,697	5,941,960
	Deutsche Boerse AG	46,401	10,777,944
	Deutsche Post AG	219,519	8,817,972
	Deutsche Telekom AG (DTE GR)	636,665	19,248,619
	E.ON SE	386,161	5,211,269
	GEA Group AG	10,495	516,940
	Hella GmbH & Co. KGaA	1,359	128,035
	Infineon Technologies AG (IFX GR)	213,492	6,751,606
	Knorr-Bremse AG	21,432	1,767,944
	Mercedes-Benz Group AG	155,191	9,427,954
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,508	771,161
	Nemetschek SE	19,407	2,091,146
	Rational AG	1,286	1,259,382
	Rheinmetall AG	17,613	9,067,797
Ω	Siemens Healthineers AG	18,447	963,016
*	Talanx AG	12,140	935,608
	Volkswagen AG	4,158	414,263

TOTAL GERMANY			102,282,216

HONG KONG — (1.8%)
	AIA Group Ltd.	643,000	5,074,761
#	Cathay Pacific Airways Ltd.	227,000	236,105
	Chow Tai Fook Jewellery Group Ltd.	977,600	925,937
	HKT Trust & HKT Ltd.	2,020,000	2,510,265
	Hong Kong Exchanges & Clearing Ltd.	229,237	9,178,730
	PRADA SpA	215,800	1,656,806

		Shares	Value»
HONG KONG — (Continued)
Ω	Samsonite International SA	18,000	$42,298
	SITC International Holdings Co. Ltd.	194,000	548,304
	Techtronic Industries Co. Ltd.	441,000	6,379,261
Ω	WH Group Ltd.	1,777,863	1,383,740

TOTAL HONG KONG			27,936,207

IRELAND — (0.3%)
	AIB Group PLC	92,278	494,706
	Kingspan Group PLC (KSP ID)	38,555	3,404,673

TOTAL IRELAND			3,899,379

ISRAEL — (0.4%)
	Bank Leumi Le-Israel BM	58,029	589,547
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	698,325
	Delek Group Ltd.	3,056	359,980
	Electra Ltd.	331	150,401
*	Fattal Holdings 1998 Ltd.	2,058	259,031
	First International Bank of Israel Ltd.	7,956	353,043
	Hilan Ltd.	2,776	152,152
	Israel Discount Bank Ltd., Class A	4,274	25,123
	Matrix IT Ltd.	6,755	135,502
	Mizrahi Tefahot Bank Ltd.	32,684	1,347,646
	Shufersal Ltd.	37,120	328,683
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	435,037
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	2,144,259

TOTAL ISRAEL			6,978,729

ITALY — (1.9%)
	Enel SpA	1,513,675	11,479,821
	Ferrari NV (RACE IM)	1,191	568,547
	Ferrari NV (RACE US)	18,243	8,681,479
	FinecoBank Banca Fineco SpA	55,065	879,065
	Moncler SpA	20,562	1,142,373

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Recordati Industria Chimica e Farmaceutica SpA	9,907	$562,103
	Stellantis NV (STLAM IM)	471,174	6,456,179

TOTAL ITALY			29,769,567

JAPAN — (22.0%)
	Advantest Corp.	132,000	7,642,748
#	Aeon Co. Ltd.	178,400	4,371,358
	Air Water, Inc.	85,700	1,078,024
	Ajinomoto Co., Inc.	82,400	3,165,458
	Asahi Intecc Co. Ltd.	12,800	205,102
	Asics Corp.	131,000	2,288,163
	BayCurrent, Inc.	49,200	1,598,953
	BIPROGY, Inc.	34,900	1,101,304
	Bridgestone Corp.	86,900	3,096,690
	Capcom Co. Ltd.	137,800	2,726,849
	Chugai Pharmaceutical Co. Ltd.	147,900	7,037,297
	Cosmo Energy Holdings Co. Ltd.	15,500	765,075
	Cosmos Pharmaceutical Corp.	14,400	692,108
	CyberAgent, Inc.	5,400	35,250
	Daicel Corp.	44,900	396,290
	Daifuku Co. Ltd.	29,200	548,865
	Daikin Industries Ltd.	31,200	3,745,769
	Daito Trust Construction Co. Ltd.	30,999	3,425,497
	Daiwa House Industry Co. Ltd.	129,500	3,862,810
	Dentsu Soken, Inc.	4,500	160,162
	Dexerials Corp.	37,200	567,954
	Disco Corp.	16,400	4,666,366
	DMG Mori Co. Ltd.	29,800	568,228
	Ebara Corp.	153,500	2,306,859
	Fast Retailing Co. Ltd.	32,300	10,327,003
	Fuji Electric Co. Ltd.	33,000	1,680,620
	Fujikura Ltd.	71,500	2,627,856
	Fujitsu Ltd.	295,200	5,675,468
	Fuyo General Lease Co. Ltd.	3,900	275,977
	GMO Payment Gateway, Inc.	8,660	518,709
#	Goldwin, Inc.	9,400	487,536
	Hitachi Construction Machinery Co. Ltd.	27,100	587,979
	Hitachi Ltd. (6501 JP)	860,000	21,607,380
	Horiba Ltd.	4,800	295,075
	Hoya Corp.	63,300	8,469,158

		Shares	Value»
JAPAN — (Continued)
	Idemitsu Kosan Co. Ltd.	180,400	$1,229,865
	Inpex Corp.	249,400	3,287,603
	Internet Initiative Japan, Inc.	47,200	906,285
	Isuzu Motors Ltd.	177,100	2,290,219
	Iwatani Corp.	72,000	938,592
	J Front Retailing Co. Ltd.	23,500	249,562
	Japan Airlines Co. Ltd.	31,100	498,784
	Japan Airport Terminal Co. Ltd.	13,200	483,544
	Japan Exchange Group, Inc.	446,200	5,229,937
	Japan Tobacco, Inc.	128,800	3,595,768
	Kakaku.com, Inc.	15,900	244,144
	KDDI Corp.	381,500	11,894,937
	Kobe Bussan Co. Ltd.	50,200	1,231,391
	Kobe Steel Ltd.	93,100	1,003,403
	Komatsu Ltd.	153,100	3,963,037
	Konami Group Corp.	24,500	2,245,666
	Kuraray Co. Ltd.	36,400	493,273
	Kurita Water Industries Ltd.	22,300	836,356
	Lasertec Corp.	14,300	1,940,448
	M3, Inc.	8,200	84,276
	Macnica Holdings, Inc.	38,400	438,003
	Marui Group Co. Ltd.	2,900	45,537
	Maruwa Co. Ltd.	1,300	358,628
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,203,505
*	Mercari, Inc.	7,900	110,514
	Minebea Mitsumi, Inc.	12,900	227,098
	Mitsubishi Chemical Group Corp.	577,900	3,118,399
	Mitsubishi HC Capital, Inc.	364,550	2,441,113
#	Mitsubishi Motors Corp.	189,600	563,308
	MonotaRO Co. Ltd.	82,413	1,243,311
	Nichirei Corp.	35,200	983,670
	NIDEC Corp. (6594 JP)	83,600	1,665,380
	NIPPON EXPRESS HOLDINGS, Inc.	37,700	1,858,683
	Nippon Sanso Holdings Corp.	82,800	2,874,153
	Nissan Chemical Corp.	52,300	1,766,443
	Niterra Co. Ltd.	39,900	1,130,820
	Nitto Denko Corp.	75,000	1,234,030
	Nomura Research Institute Ltd.	69,500	2,078,981

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NTT Data Group Corp.	91,900	$1,453,879
	Ono Pharmaceutical Co. Ltd.	93,436	1,167,033
	Open House Group Co. Ltd.	39,200	1,444,965
#	Oracle Corp. Japan	13,175	1,260,361
	Organo Corp.	2,100	98,123
	Oriental Land Co. Ltd.	85,600	2,068,707
	Otsuka Corp.	63,800	1,431,892
	Pan Pacific International Holdings Corp.	177,700	4,408,432
	Persol Holdings Co. Ltd.	788,000	1,323,472
	Rakus Co. Ltd.	21,101	282,148
	Recruit Holdings Co. Ltd.	267,200	16,315,906
	Renesas Electronics Corp.	279,500	3,744,830
	Resonac Holdings Corp.	23,000	547,064
	Ryohin Keikaku Co. Ltd.	63,100	1,032,624
	Sankyo Co. Ltd.	51,500	684,040
#	Sanrio Co. Ltd.	11,000	298,418
	Sanwa Holdings Corp.	92,100	2,333,265
	SBI Sumishin Net Bank Ltd.	1,500	26,275
	SCREEN Holdings Co. Ltd.	19,000	1,212,973
	SCSK Corp.	78,100	1,457,322
	Seibu Holdings, Inc.	58,800	1,312,922
	Seven & i Holdings Co. Ltd.	451,800	6,505,890
	SG Holdings Co. Ltd.	140,300	1,406,977
	Shin-Etsu Chemical Co. Ltd.	270,200	9,901,193
*	Shinko Electric Industries Co. Ltd.	16,300	582,911
#	Skylark Holdings Co. Ltd.	110,300	1,708,355
	Socionext, Inc.	21,100	392,821
	SoftBank Corp.	6,266,000	7,888,283
	Sompo Holdings, Inc.	106,000	2,272,542
	Sony Group Corp. (6758 JP)	1,610,500	28,340,795
	Subaru Corp.	126,700	2,262,764
	Sugi Holdings Co. Ltd.	12,200	208,293
	SUMCO Corp.	57,100	545,957
#	Sumitomo Forestry Co. Ltd.	36,700	1,413,825
	Sumitomo Rubber Industries Ltd.	39,400	403,797

		Shares	Value»
JAPAN — (Continued)
	Sundrug Co. Ltd.	24,600	$608,453
	Suzuki Motor Corp.	156,800	1,555,978
	Sysmex Corp.	121,000	2,244,964
	TDK Corp. (6762 JP)	390,000	4,584,564
	TIS, Inc.	83,600	2,084,688
	Toei Animation Co. Ltd.	4,500	102,205
	Tokio Marine Holdings, Inc. (8766 JP)	251,400	9,054,457
	Tokyo Century Corp.	75,900	772,188
	Tokyo Electron Ltd.	80,300	11,816,382
	Tokyu Fudosan Holdings Corp.	35,600	222,158
#	Toridoll Holdings Corp.	6,500	167,085
	Toyo Tire Corp.	26,000	368,884
	Toyota Boshoku Corp.	22,100	295,018
	Toyota Motor Corp. (7203 JP)	605,495	10,432,917
	Toyota Tsusho Corp.	92,100	1,565,582
	Trend Micro, Inc. (4704 JP)	49,100	2,569,029
	Tsuruha Holdings, Inc.	6,300	352,395
	Unicharm Corp.	45,800	1,476,819
	USS Co. Ltd.	177,800	1,489,034
*	Visional, Inc.	300	16,053
	Welcia Holdings Co. Ltd.	7,800	97,374
	Yamaha Motor Co. Ltd.	499,500	4,366,138
	Yamazaki Baking Co. Ltd.	1,200	24,370
	Yaoko Co. Ltd.	4,200	255,309
	Yaskawa Electric Corp.	60,800	1,742,497
	Yokogawa Electric Corp.	52,800	1,170,670
#	Zensho Holdings Co. Ltd.	36,200	1,816,121
#	ZOZO, Inc.	46,300	1,501,298

TOTAL JAPAN			345,086,290

NETHERLANDS — (3.4%)
	ASML Holding NV (ASML NA)	25,123	16,911,071
	ASML Holding NV (ASML US)	26,864	18,067,383
	ASR Nederland NV	37,064	1,756,797
	Koninklijke KPN NV	1,031,757	4,033,827
	Universal Music Group NV	67,853	1,707,600
	Wolters Kluwer NV	61,606	10,354,957

TOTAL NETHERLANDS			52,831,635

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.3%)
#	Chorus Ltd. (CNU NZ)	314,405	$1,644,522
	Contact Energy Ltd.	53,868	276,623
	Fisher & Paykel Healthcare Corp. Ltd.	40,370	865,173
#	Mainfreight Ltd.	16,254	696,469
	Spark New Zealand Ltd.	577,045	1,001,165

TOTAL NEW ZEALAND			4,483,952

NORWAY — (0.6%)
	Aker BP ASA	47,410	1,014,464
Ω	BW LPG Ltd.	31,235	402,844
	Equinor ASA	205,722	4,888,406
	Frontline PLC	12,139	234,717
	Hoegh Autoliners ASA	27,891	293,531
	Kongsberg Gruppen ASA	4,501	469,865
	Protector Forsikring ASA	1,354	35,241
	Storebrand ASA	125,086	1,426,391
	Telenor ASA	65,559	805,840
	Var Energi ASA	54,771	172,741
	Wallenius Wilhelmsen ASA	20,432	203,142

TOTAL NORWAY			9,947,182

PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,935,655
	Jeronimo Martins SGPS SA	15,405	298,851

TOTAL PORTUGAL			2,234,506

SINGAPORE — (1.2%)
	DBS Group Holdings Ltd.	306,193	8,878,003
	DFI Retail Group Holdings Ltd.	23,600	56,004
	Hafnia Ltd.	51,859	305,241
	Jardine Cycle & Carriage Ltd.	29,400	615,548
	SATS Ltd.	145,200	430,777
	Sembcorp Industries Ltd.	350,100	1,328,226
	Singapore Airlines Ltd.	357,900	1,745,875
	Singapore Exchange Ltd.	295,300	2,530,422
	Singapore Technologies Engineering Ltd.	578,800	1,984,415

		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	6,700	$162,871
	Yangzijiang Shipbuilding Holdings Ltd.	321,800	625,192

TOTAL SINGAPORE			18,662,574

SPAIN — (2.2%)
	ACS Actividades de Construccion y Servicios SA	20,740	994,616
Ω	Aena SME SA	16,651	3,690,196
	Amadeus IT Group SA	103,711	7,518,348
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	2,182,592
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	253,274
	Endesa SA	100,465	2,168,141
	Industria de Diseno Textil SA	167,352	9,541,515
#	Telefonica SA (TEF SM)	1,676,063	7,865,178

TOTAL SPAIN			34,213,860

SWEDEN — (3.1%)
	AddTech AB, Class B	79,454	2,212,098
	Atlas Copco AB (ATCOA SS), Class A	530,564	8,756,115
	Atlas Copco AB (ATCOB SS), Class B	327,663	4,764,122
#	Avanza Bank Holding AB	40,384	841,196
	Axfood AB	37,200	830,551
	Epiroc AB (EPIA SS), Class A	89,197	1,742,044
	Epiroc AB (EPIB SS), Class B	64,954	1,118,964
	Fortnox AB	64,453	393,502
#	H & M Hennes & Mauritz AB, Class B	182,043	2,713,768
	Hemnet Group AB	18,833	593,592
	Indutrade AB	82,422	2,242,765
	Lagercrantz Group AB, Class B	37,204	728,601
	Lifco AB, Class B	18,806	561,132
	Medicover AB, Class B	1,976	34,082

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nordnet AB publ	24,060	$500,635
	Sectra AB, Class B	40,431	1,076,820
	Sweco AB, Class B	37,915	640,922
	Tele2 AB, Class B	223,821	2,348,595
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,210,969
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	219,148	1,837,360
#	Telia Co. AB	364,196	1,059,202
	Volvo AB (VOLVA SS), Class A	54,973	1,442,435
	Volvo AB (VOLVB SS), Class B	410,093	10,681,617

TOTAL SWEDEN			48,331,087

SWITZERLAND — (7.9%)
	Geberit AG	14,079	8,820,327
	Kuehne & Nagel International AG	24,740	6,176,065
	Nestle SA	329,864	31,169,709
#	Novartis AG (NVS US), Sponsored ADR	110,267	11,952,943
	Partners Group Holding AG	7,501	10,320,090
	Roche Holding AG (RO SW)	7,170	2,436,814
	Roche Holding AG (ROG SW)	153,734	47,642,400
	SGS SA	60,095	6,362,061

TOTAL SWITZERLAND			124,880,409

UNITED KINGDOM — (13.6%)
	Admiral Group PLC	94,186	3,116,666
Ω	Airtel Africa PLC	101,388	133,234
	Ashtead Group PLC	224,550	16,798,064
	AstraZeneca PLC (AZN LN)	32,872	4,677,475
	AstraZeneca PLC (AZN US), Sponsored ADR	163,175	11,609,901
Ω	Auto Trader Group PLC	383,457	4,140,373
	B&M European Value Retail SA	357,192	1,787,029
	Beazley PLC	71,002	692,147
	BP PLC (BP LN)	165,519	809,524
	BP PLC (BP US), Sponsored ADR	719,590	21,127,162
	BT Group PLC	2,677,069	4,780,144
	Compass Group PLC	214,510	6,966,516

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Diageo PLC (DEO US), Sponsored ADR	99,998	$12,415,752
	Diageo PLC (DGE LN)	80,730	2,493,085
*††	Evraz PLC	188,057	0
	Experian PLC	177,424	8,659,321
	GSK PLC (GSK LN)	1,092,552	19,729,930
	Hargreaves Lansdown PLC	49,443	693,874
	Howden Joinery Group PLC	331,968	3,611,847
	Imperial Brands PLC	492,449	14,861,145
	Intertek Group PLC	77,727	4,666,072
	JD Sports Fashion PLC	1,189,909	1,908,003
	Marks & Spencer Group PLC	798,644	3,874,937
	Next PLC	56,479	7,145,416
	Reckitt Benckiser Group PLC	73,424	4,454,197
	RELX PLC (REL LN)	45,322	2,078,453
#	RELX PLC (RELX US), Sponsored ADR	249,312	11,523,201
	RELX PLC (REN NA)	28,850	1,332,982
	Rightmove PLC	185,301	1,410,986
#	Unilever PLC (UL US), Sponsored ADR	476,962	29,051,755
	Unilever PLC (ULVR LN)	48,760	2,974,460
	Unilever PLC (UNA NA)	62,170	3,796,201

TOTAL UNITED KINGDOM			213,319,852

UNITED STATES — (0.1%)

	Smurfit WestRock PLC	27,449	1,413,624

TOTAL COMMON STOCKS			1,515,148,015

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.912%	9,969	733,589
#Ω	Dr. Ing hc F Porsche AG, 3.574%	9,979	702,126
	Volkswagen AG, 10.228%	35,319	3,428,160

TOTAL GERMANY			4,863,875

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	4,241	$0

TOTAL INVESTMENT SECURITIES (Cost $1,199,272,199)		1,520,011,890

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund		$51,619,157

TOTAL INVESTMENTS — (100.0%) (Cost $1,250,890,900)			$1,571,631,047

As of October 31, 2024, the value of Rule 144A securities amounted to $10,755,701 or 0.7% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$20,293,590	$80,744,702	—	$101,038,292
Austria	—	2,494,350	—	2,494,350
Belgium	—	9,854,613	—	9,854,613
Canada	160,907,140	—	—	160,907,140
Denmark	6,605,050	46,859,798	—	53,464,848
Finland	—	14,773,121	—	14,773,121
France	814,634	145,529,948	—	146,344,582
Germany	—	102,282,216	—	102,282,216
Hong Kong	—	27,936,207	—	27,936,207
Ireland	—	3,899,379	—	3,899,379
Israel	2,144,259	4,834,470	—	6,978,729
Italy	8,681,479	21,088,088	—	29,769,567
Japan	—	345,086,290	—	345,086,290
Netherlands	18,067,383	34,764,252	—	52,831,635
New Zealand	—	4,483,952	—	4,483,952
Norway	—	9,947,182	—	9,947,182
Portugal	—	2,234,506	—	2,234,506
Singapore	—	18,662,574	—	18,662,574
Spain	253,274	33,960,586	—	34,213,860
Sweden	1,210,969	47,120,118	—	48,331,087
Switzerland	11,952,943	112,927,466	—	124,880,409
United Kingdom	85,727,771	127,592,081	—	213,319,852
United States	1,413,624	—	—	1,413,624
Preferred Stocks
Germany	—	4,863,875	—	4,863,875
Securities Lending Collateral	—	51,619,157	—	51,619,157

Total Investments in Securities	$318,072,116	$1,253,558,931	—<>	$1,571,631,047

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$168,271,770
Dimensional Emerging Markets Value Fund		89,792,315
DFA International Small Cap Value Portfolio	1,066,690	24,245,869

TOTAL INTERNATIONAL EQUITIES		282,309,954

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $218,425,357)		$282,309,954

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$282,309,954	—	—	$282,309,954

Total Investments in Securities	$282,309,954	—	—	$282,309,954

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (4.4%)
#	Accent Group Ltd.	190,164	$293,934
#	Acrow Ltd.	107,443	74,645
#	Adairs Ltd.	76,635	133,501
#*	Aeris Resources Ltd.	134,146	19,704
	AGL Energy Ltd.	89,717	615,998
*	AIC Mines Ltd.	164,734	38,243
*	Ainsworth Game Technology Ltd.	68,629	32,654
#*	Alkane Resources Ltd.	109,258	40,709
*	Alliance Aviation Services Ltd.	24,946	44,317
#*	Alligator Energy Ltd.	469,718	13,914
	ALS Ltd.	118,879	1,097,418
	Amotiv Ltd.	46,358	322,660
	AMP Ltd.	907,686	847,909
	Ampol Ltd.	75,830	1,388,336
	Ansell Ltd.	44,218	899,162
	ANZ Group Holdings Ltd.	179,878	3,666,004
	APA Group	96,615	442,376
#*	Appen Ltd.	37,273	48,402
#*	Arafura Rare Earths Ltd. (ARU AU)	236,819	23,220
	ARB Corp. Ltd.	24,930	675,389
	Aristocrat Leisure Ltd.	77,113	3,102,998
#	ARN Media Ltd.	85,589	41,547
	ASX Ltd.	16,446	700,386
	Atlas Arteria Ltd.	162,371	519,786
	AUB Group Ltd.	30,051	629,786
#*	Audinate Group Ltd.	1,988	12,115
*	Aurelia Metals Ltd.	505,007	61,422
	Aurizon Holdings Ltd.	644,873	1,429,855
#*	Aussie Broadband Ltd.	60,547	144,591
*	Austal Ltd.	126,910	274,027
	Austin Engineering Ltd.	131,962	45,611
*	Australian Agricultural Co. Ltd.	85,896	79,424
	Australian Clinical Labs Ltd.	27,450	65,268
	Australian Ethical Investment Ltd.	36,512	107,903
#	Australian Finance Group Ltd.	60,542	63,512
#*	Australian Strategic Materials Ltd.	24,453	8,526
#	Auswide Bank Ltd.	15,218	42,186
	Autosports Group Ltd.	9,783	14,452

		Shares	Value»
AUSTRALIA — (Continued)
#	Baby Bunting Group Ltd.	37,265	$43,933
#	Bank of Queensland Ltd.	226,308	967,989
#*	Bannerman Energy Ltd. (BMN AU)	24,863	48,530
	Bapcor Ltd.	118,176	354,092
*	BCI Minerals Ltd.	38,346	7,943
	Beach Energy Ltd.	658,989	539,751
#	Beacon Lighting Group Ltd.	27,033	52,105
	Bega Cheese Ltd.	109,852	370,253
	Bell Financial Group Ltd.	34,059	28,381
*	Bellevue Gold Ltd.	209,354	222,163
	Bendigo & Adelaide Bank Ltd.	155,043	1,249,155
	BHP Group Ltd. (BHP AU)	352,621	9,796,715
	BHP Group Ltd. (BHP LN), Class DI	36,303	1,007,542
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	2,886,249
#*	Black Cat Syndicate Ltd. (BC8 AU)	29,156	11,206
	Black Cat Syndicate Ltd. (BC8XX AU)	6,164	2,373
	BlueScope Steel Ltd.	111,412	1,480,485
#*	Boss Energy Ltd.	106,882	237,689
	Brambles Ltd.	208,343	2,508,453
#*	Bravura Solutions Ltd.	123,201	122,184
	Breville Group Ltd.	31,644	657,736
	Brickworks Ltd.	34,209	607,724
	Capitol Health Ltd.	181,140	44,661
	Capral Ltd.	5,742	36,030
*	Capricorn Metals Ltd.	104,934	435,750
	CAR Group Ltd.	16,786	413,456
#*	Carnarvon Energy Ltd.	648,669	65,646
#*	Catapult Group International Ltd.	31,045	53,265
	Cedar Woods Properties Ltd.	24,019	90,722
#*	Cettire Ltd.	94,168	93,358
	Challenger Ltd.	143,636	568,877
	Champion Iron Ltd.	150,987	579,499
#*	Chrysos Corp. Ltd.	9,367	33,455
	Cleanaway Waste Management Ltd.	500,773	896,580

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Clinuvel Pharmaceuticals Ltd.	7,119	$66,286
#*	Coast Entertainment Holdings Ltd.	124,691	36,578
#	Cobram Estate Olives Ltd.	29,536	37,314
	Cochlear Ltd.	6,254	1,157,856
	Codan Ltd.	54,165	560,409
#*	Cogstate Ltd.	19,223	12,348
	Coles Group Ltd.	177,481	2,048,396
	Collins Foods Ltd.	56,133	306,462
*	Comet Ridge Ltd.	132,625	13,888
	Commonwealth Bank of Australia	88,024	8,210,379
	Computershare Ltd.	66,614	1,151,586
*	Cooper Energy Ltd.	1,010,113	115,941
#*	Core Lithium Ltd.	21,769	1,555
Ω	Coronado Global Resources, Inc., CDI	114,480	76,260
	Corporate Travel Management Ltd.	31,005	251,170
	Credit Corp. Group Ltd.	18,678	211,038
	CSL Ltd.	10,607	1,991,519
#	Dalrymple Bay Infrastructure Ltd.	42,474	93,631
	Data#3 Ltd.	52,371	250,894
*	De Grey Mining Ltd.	216,943	215,961
*	Deep Yellow Ltd.	250,673	222,384
	Deterra Royalties Ltd.	155,752	376,812
	Dicker Data Ltd.	31,478	177,712
	Domain Holdings Australia Ltd.	32,876	64,799
	Domino’s Pizza Enterprises Ltd.	16,420	359,361
	Downer EDI Ltd.	236,997	868,367
#*	DUG Technology Ltd.	22,647	27,498
#	Duratec Ltd.	37,499	40,441
#	Eagers Automotive Ltd.	54,812	397,680
	Elanor Investor Group.	19,470	10,507
	Elders Ltd.	67,961	379,090
#*	Electro Optic Systems Holdings Ltd.	60,028	56,056
#*	Emeco Holdings Ltd.	132,785	67,257
*	Emerald Resources NL	204,363	561,295
#*	EML Payments Ltd.	71,132	31,180
*	Empire Energy Group Ltd.	55,441	8,024
	Endeavour Group Ltd.	304,017	935,190

		Shares	Value»
AUSTRALIA — (Continued)
	Enero Group Ltd.	5,876	$4,296
*	Environmental Group Ltd.	46,680	11,471
	EQT Holdings Ltd.	6,372	129,778
	Euroz Hartleys Group Ltd.	18,894	10,141
	Evolution Mining Ltd.	602,231	2,064,779
	EVT Ltd.	31,852	227,429
	Fiducian Group Ltd.	1,992	11,976
††	Firefinch Ltd.	50,216	1,239
*	FleetPartners Group Ltd.	109,242	209,391
	Fleetwood Ltd.	28,254	38,125
#	Flight Centre Travel Group Ltd.	62,070	649,193
	Fortescue Ltd.	251,857	3,153,967
#*	Frontier Digital Ventures Ltd.	12,847	3,819
	G8 Education Ltd.	397,771	350,383
#	Generation Development Group Ltd.	8,332	18,782
*	Genetic Signatures Ltd.	3,578	1,582
	Gold Road Resources Ltd.	481,336	627,793
#	GR Engineering Services Ltd.	22,717	31,507
	GrainCorp Ltd., Class A	90,342	533,830
	Grange Resources Ltd.	238,429	39,125
	GWA Group Ltd.	80,830	123,268
	Hansen Technologies Ltd.	60,609	197,923
#	Harvey Norman Holdings Ltd.	168,766	506,144
*	Healius Ltd.	380,392	411,509
	Helia Group Ltd.	140,658	373,729
	Helloworld Travel Ltd.	20,873	24,606
	Horizon Oil Ltd.	202,365	25,150
*	Hot Chili Ltd.	25,993	14,369
	HUB24 Ltd.	9,731	437,979
#	Humm Group Ltd.	178,006	82,957
#	IDP Education Ltd.	32,070	291,963
	IGO Ltd.	102,971	352,744
	Iluka Resources Ltd.	128,649	494,428
	Imdex Ltd.	181,352	308,086
#*	Immutep Ltd. (IMM AU)	123,960	23,171
#*	Imugene Ltd.	375,226	10,562
	Incitec Pivot Ltd.	480,075	947,052
	Infomedia Ltd.	124,521	116,174
	Inghams Group Ltd.	148,626	279,363

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Insignia Financial Ltd.	198,430	$429,488
	Insurance Australia Group Ltd.	497,555	2,443,221
#	Integral Diagnostics Ltd.	47,711	97,830
	Integrated Research Ltd.	24,689	10,337
#*	ioneer Ltd.	98,102	18,520
#	IPD Group Ltd.	13,727	41,676
	IPH Ltd.	44,128	155,269
*	IRESS Ltd.	19,145	124,498
	IVE Group Ltd.	41,608	58,069
*	James Hardie Industries PLC (JHX AU), CDI	52,638	1,678,797
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	1,045	33,336
	JB Hi-Fi Ltd.	41,880	2,247,375
	Johns Lyng Group Ltd.	73,610	184,312
*	Judo Capital Holdings Ltd.	89,130	109,533
	Jumbo Interactive Ltd.	12,500	105,479
	Jupiter Mines Ltd.	375,027	43,084
#*	Karoon Energy Ltd.	161,254	146,988
	Kelly Partners Group Holdings Ltd.	6,429	34,214
#	Kelsian Group Ltd.	62,185	159,209
#	Kogan.com Ltd.	13,742	41,808
	Lendlease Corp. Ltd.	187,435	830,469
#*††	Leo Lithium Ltd.	35,869	2,124
#	Lifestyle Communities Ltd.	33,307	187,743
	Lindsay Australia Ltd.	111,195	61,979
	Lottery Corp. Ltd.	340,266	1,111,813
*	Lotus Resources Ltd.	208,764	35,122
#	Lovisa Holdings Ltd.	25,790	501,127
	Lycopodium Ltd.	11,283	84,787
#*	Lynas Rare Earths Ltd.	166,313	826,536
#	MA Financial Group Ltd.	26,473	111,161
#	Maas Group Holdings Ltd.	12,196	37,487
	Macmahon Holdings Ltd.	525,240	131,166
	Macquarie Group Ltd.	15,513	2,347,835
*	Macquarie Technology Group Ltd.	3,528	191,591
#	Mader Group Ltd.	14,929	59,481

		Shares	Value»
AUSTRALIA — (Continued)
	Magellan Financial Group Ltd.	65,837	$461,255
*	Mayne Pharma Group Ltd.	20,385	57,399
	McMillan Shakespeare Ltd.	21,795	209,149
	Medibank Pvt Ltd.	357,450	840,073
*	Megaport Ltd.	44,442	201,706
#*	Mesoblast Ltd. (MSB AU)	379,344	325,805
#*	Metals X Ltd.	268,015	85,366
	Metcash Ltd.	450,774	904,191
	Mineral Resources Ltd.	36,959	949,751
	Monadelphous Group Ltd.	37,594	309,924
	Monash IVF Group Ltd.	105,786	81,511
#*	Mount Gibson Iron Ltd.	260,860	52,238
#	Myer Holdings Ltd.	285,428	169,344
	MyState Ltd.	38,589	96,050
	National Australia Bank Ltd.	223,613	5,667,498
	Navigator Global Investments Ltd.	126,878	143,740
	Netwealth Group Ltd.	54,769	988,177
#	New Hope Corp. Ltd.	195,956	625,649
*	NEXTDC Ltd.	49,137	524,885
	nib holdings Ltd.	154,419	584,529
	Nick Scali Ltd.	27,296	250,977
	Nickel Industries Ltd.	661,106	390,575
	Nine Entertainment Co. Holdings Ltd.	309,545	238,159
	Northern Star Resources Ltd.	154,888	1,797,381
#*	Novonix Ltd.	17,717	8,111
	NRW Holdings Ltd.	213,519	538,085
	Nufarm Ltd.	139,427	351,351
*	Nuix Ltd.	26,022	131,422
	Objective Corp. Ltd.	6,963	73,820
*	OFX Group Ltd.	74,386	71,341
#*	OM Holdings Ltd.	46,008	11,272
#*	Omni Bridgeway Ltd.	56,330	33,860
	oOh!media Ltd.	200,912	162,954
	Orica Ltd.	162,776	1,848,966
	Origin Energy Ltd.	241,189	1,522,889
	Orora Ltd.	351,777	556,002
	Pacific Current Group Ltd.	15,421	110,733
	Pacific Smiles Group Ltd.	7,482	9,419
*	Paladin Energy Ltd.	40,192	264,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Panoramic Resources Ltd.	625,074	$2,880
*	Pantoro Ltd.	648,048	53,149
*	Paragon Care Ltd.	38,285	10,529
	Peet Ltd.	131,518	117,728
*	Peninsula Energy Ltd.	709,102	42,906
	Pepper Money Ltd.	14,192	13,340
	Perenti Ltd.	285,645	219,448
	Perpetual Ltd.	17,769	235,788
	Perseus Mining Ltd.	649,534	1,214,392
#	Peter Warren Automotive Holdings Ltd.	20,551	23,328
*	PEXA Group Ltd.	39,132	347,649
#*	Pilbara Minerals Ltd.	368,407	682,359
	Pinnacle Investment Management Group Ltd.	13,220	173,635
#	Platinum Asset Management Ltd.	144,495	116,167
*	Playside Studios Ltd.	33,455	10,796
*	Praemium Ltd.	17,729	7,866
	Premier Investments Ltd.	43,046	947,267
	Pro Medicus Ltd.	13,699	1,735,325
#	Propel Funeral Partners Ltd.	17,155	68,282
	PWR Holdings Ltd.	23,772	141,843
*	Qantas Airways Ltd.	74,582	394,872
	QBE Insurance Group Ltd.	405,890	4,582,547
*	Qoria Ltd.	150,918	40,883
	Qube Holdings Ltd.	310,211	756,590
	Ramelius Resources Ltd.	585,117	912,915
	Ramsay Health Care Ltd.	37,422	984,258
#	REA Group Ltd.	7,988	1,180,905
*	ReadyTech Holdings Ltd.	4,593	8,946
	Reece Ltd.	28,746	428,333
	Regal Partners Ltd.	20,857	50,742
	Regis Healthcare Ltd.	64,338	273,682
*	Regis Resources Ltd.	261,367	460,399
	Reject Shop Ltd.	13,887	26,295
	Reliance Worldwide Corp. Ltd.	257,881	878,030
*	Resolute Mining Ltd.	928,054	496,220
*	Retail Food Group Ltd.	791,185	33,909
#	Ridley Corp. Ltd.	109,244	189,724
	Rio Tinto Ltd.	50,406	3,957,754
*	RPMGlobal Holdings Ltd.	57,648	112,307

		Shares	Value»
AUSTRALIA — (Continued)
*	Sandfire Resources Ltd.	206,290	$1,396,109
	Santos Ltd.	1,003,300	4,463,543
	SEEK Ltd.	57,107	927,772
*	Select Harvests Ltd.	52,535	125,115
	Servcorp Ltd.	11,131	36,827
	Service Stream Ltd.	247,108	244,945
	Seven Group Holdings Ltd.	38,489	1,048,638
*	Seven West Media Ltd.	350,264	36,832
	SG Fleet Group Ltd.	51,809	92,028
	Shaver Shop Group Ltd.	37,320	33,997
	Sigma Healthcare Ltd.	468,793	601,864
*	Silver Mines Ltd.	198,054	14,291
	Sims Ltd. (SGM AU)	49,151	408,444
	SmartGroup Corp. Ltd.	46,509	235,968
#	Solvar Ltd.	84,442	73,056
	Sonic Healthcare Ltd.	48,357	852,066
	South32 Ltd. (S32 AU)	639,298	1,533,135
	Southern Cross Electrical Engineering Ltd.	60,055	64,194
#	Southern Cross Media Group Ltd.	17,486	5,968
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	145,119
#*	St Barbara Ltd.	359,311	108,476
	Stanmore Resources Ltd.	126,468	259,501
#*	Star Entertainment Group Ltd.	467,009	72,806
	Steadfast Group Ltd.	207,027	745,599
	Step One Clothing Ltd.	12,406	12,295
*††	Strandline Resources Ltd.	48,114	570
	Suncorp Group Ltd.	173,558	2,035,883
	Super Retail Group Ltd.	81,947	777,063
#*	Superloop Ltd.	167,446	204,564
#*	Syrah Resources Ltd.	174,560	33,979
	Tabcorp Holdings Ltd.	955,380	293,071
	Technology One Ltd.	81,650	1,301,337
*	Telix Pharmaceuticals Ltd.	8,707	118,978
	Telstra Group Ltd. (TLS AU)	439,273	1,099,686

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Temple & Webster Group Ltd.	7,910	$59,761
#*††	Ten Sixty Four Ltd.	85,990	6,225
#	Terracom Ltd.	137,597	18,007
#	TPG Telecom Ltd.	78,139	231,290
	Transurban Group	220,450	1,837,218
	Treasury Wine Estates Ltd.	91,581	679,929
*	Tuas Ltd.	77,934	262,655
*	Tyro Payments Ltd.	93,153	47,107
	Universal Store Holdings Ltd.	2,706	13,970
*	Vault Minerals Ltd.	2,378,460	612,616
	Ventia Services Group Pty. Ltd.	359,663	1,080,178
Ω	Viva Energy Group Ltd.	302,943	521,146
#*	Vulcan Energy Resources Ltd.	39,235	131,613
*	WEB Travel Group Ltd.	49,741	130,628
*	Webjet Group Ltd.	49,741	25,369
	Wesfarmers Ltd.	85,629	3,766,888
*	West African Resources Ltd.	424,607	509,738
	Westgold Resources Ltd.	266,938	561,884
	Westpac Banking Corp.	207,369	4,355,120
	Whitehaven Coal Ltd.	189,972	849,628
	WiseTech Global Ltd.	8,765	672,961
	Woodside Energy Group Ltd. (WDS AU)	227,282	3,577,065
	Woodside Energy Group Ltd. (WDS LN)	19,303	301,721
#	Woodside Energy Group Ltd. (WDS US), ADR	36,413	573,503
	Woolworths Group Ltd.	80,245	1,573,861
	Worley Ltd.	110,033	1,010,399
*	Xero Ltd.	12,742	1,237,956
	XRF Scientific Ltd.	28,028	30,163
#	Yancoal Australia Ltd.	126,897	543,011
*	Zip Co. Ltd.	92,045	179,441

TOTAL AUSTRALIA			182,181,134

AUSTRIA — (0.4%)
	Addiko Bank AG	4,609	97,915
	Agrana Beteiligungs AG	3,069	35,375

		Shares	Value»
AUSTRIA — (Continued)
	ANDRITZ AG	21,497	$1,297,840
#*	AT&S Austria Technologie & Systemtechnik AG	5,164	94,793
Ω	BAWAG Group AG	25,816	2,000,987
#	CA Immobilien Anlagen AG	10,269	248,992
*	DO & Co. AG	3,370	523,891
	Erste Group Bank AG	43,837	2,479,670
*	Eurotelesites AG	13,538	73,390
	EVN AG	13,989	388,563
#*	FACC AG	1,947	13,240
	Frequentis AG	473	12,747
*	Immofinanz AG (IIA AV)	20,010	129,253
#*	Lenzing AG	2,885	98,975
	Mayr Melnhof Karton AG	1,140	101,492
#	Oesterreichische Post AG	10,567	335,136
	OMV AG	48,840	2,023,962
	Palfinger AG	3,950	87,790
*	POLYTEC Holding AG	4,035	10,964
	Porr AG	5,510	87,114
	Raiffeisen Bank International AG	26,575	476,056
*	Rosenbauer International AG	582	21,845
*	S IMMO AG	1,035	24,872
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	69,924
	Semperit AG Holding	1,666	20,742
	Strabag SE (STR AV)	2,060	81,108
	Telekom Austria AG	54,990	454,566
*	UBM Development AG	1,357	28,552
	UNIQA Insurance Group AG	36,734	287,960
	Verbund AG	8,315	684,775
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	496,206
	voestalpine AG	35,633	741,773
	Wienerberger AG	31,530	952,241
	Zumtobel Group AG	4,990	28,876

TOTAL AUSTRIA			14,511,585

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,880,728
	Ageas SA	62,536	3,263,650

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	AGFA-Gevaert NV	61,134	$64,188
	Anheuser-Busch InBev SA (ABI BB)	93,023	5,515,461
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	1,081	64,179
*	Argenx SE (ARGX BB)	353	208,148
*	Argenx SE (ARGX US), ADR	721	422,722
*	Atenor	4,770	22,849
	Azelis Group NV	12,993	260,300
	Barco NV	4,748	59,042
	Bekaert SA	14,584	532,961
	bpost SA	33,088	86,624
	Cie d’Entreprises CFE	5,331	35,442
#	CMB Tech NV	13,753	191,304
	Colruyt Group NV	18,283	854,109
	Deceuninck NV	28,652	72,047
	Deme Group NV	3,226	493,218
	D’ieteren Group	1,932	418,272
	Econocom Group SA NV	33,625	72,457
	Elia Group SA	4,768	453,703
	EVS Broadcast Equipment SA	4,646	143,850
	Fagron	24,812	502,214
*	Galapagos NV (GLPG BB)	11,025	294,329
*	Galapagos NV (GLPG NA)	5,777	154,226
	Gimv NV	8,122	335,321
	Greenyard NV	4,791	31,234
*	Hyloris Pharmaceuticals SA	480	2,957
	Immobel SA	1,567	31,620
	Ion Beam Applications	1,418	21,019
	Jensen-Group NV	1,808	81,934
	KBC Group NV	77,233	5,625,741
	Kinepolis Group NV	2,498	105,336
	Lotus Bakeries NV	154	2,018,649
	Melexis NV	6,435	420,260
*	Ontex Group NV	24,734	208,112
*	Orange Belgium SA	8,117	131,465
	Proximus SADP	39,898	291,376
	Recticel SA	16,564	217,549
	Sipef NV	2,254	138,602
	Solvay SA	27,594	1,122,638
	Syensqo SA	27,594	2,140,611

		Shares	Value»
BELGIUM — (Continued)
	Tessenderlo Group SA	6,360	$172,392
	UCB SA	7,617	1,466,641
	Umicore SA	17,076	205,584
#	Van de Velde NV	2,388	81,285
	VGP NV	4,573	384,586
	Viohalco SA	4,480	25,155

TOTAL BELGIUM			31,326,090

BRAZIL — (1.0%)
	AES Brasil Energia SA	58,166	81,600
*	Allianca Saude e Participacoes SA	3,604	9,514
	Allied Tecnologia SA	18,000	23,633
	Allos SA	88,336	338,007
	Alupar Investimento SA	38,963	197,750
	Ambev SA (ABEV US), ADR	123,103	268,365
*	Anima Holding SA	94,515	41,691
	Armac Locacao Logistica E Servicos SA	6,800	8,787
*	Atacadao SA	164,597	213,259
	Auren Energia SA	60,785	107,777
	Azzas 2154 SA	16,588	118,336
	B3 SA - Brasil Bolsa Balcao	186,241	342,140
	Banco Bradesco SA (BBDC3 BZ)	98,992	218,159
	Banco BTG Pactual SA	22,065	124,125
	Banco do Brasil SA	170,924	778,500
	Banco Santander Brasil SA	15,555	73,189
	BB Seguridade Participacoes SA	74,155	439,601
	Bemobi Mobile Tech SA	21,514	57,387
*	Blau Farmaceutica SA	2,900	7,525
	Boa Safra Sementes SA	10,190	21,946
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	19,441	79,198
	Brava Energia	44,491	130,680
*	BRF SA	58,358	264,791
	Brisanet Participacoes SA	41,400	22,201
*	C&A Modas SA	69,733	157,176

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	23,666	$58,951
	Camil Alimentos SA	56,357	77,016
	CCR SA	242,633	514,151
	Centrais Eletricas Brasileiras SA	62,417	409,966
*	Cia Brasileira de Aluminio	86,745	87,332
*	Cia Brasileira de Distribuicao	73,312	38,045
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	490,974
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	200,169
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	399,216
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	31,448
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	17,262	33,315
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	138,100
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	133,663	201,388
	Cia Paranaense de Energia - Copel (ELPC US), ADR	1,200	7,164
	Cia Siderurgica Nacional SA (CSNA3 BZ)	244,382	497,565
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,200	57,528
*	Cogna Educacao SA	408,730	99,692
*	Construtora Tenda SA	8,400	21,810
	Cosan SA	278,841	570,136
	CPFL Energia SA	28,052	159,017
	Cruzeiro do Sul Educacional SA	67,802	38,822
	CSU Digital SA	8,100	24,801

		Shares	Value»
BRAZIL — (Continued)
	Cury Construtora e Incorporadora SA	48,100	$203,353
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	430,923
Ω	Desktop SA	30,310	69,838
	Dexco SA	147,106	210,700
*	Diagnosticos da America SA	39,480	18,098
	Dimed SA Distribuidora da Medicamentos	22,500	39,427
	Direcional Engenharia SA	32,225	174,367
	EcoRodovias Infraestrutura e Logistica SA	57,169	70,511
	Eletromidia SA	13,500	42,899
*	Embraer SA (EMBR3 BZ)	89,895	753,881
	Empreendimentos Pague Menos SA	94,233	46,783
	Energisa SA	68,020	507,717
*	Eneva SA	83,675	189,325
	Engie Brasil Energia SA	27,586	197,892
	Equatorial Energia SA	116,590	647,801
	Eternit SA	16,800	15,373
	Even Construtora e Incorporadora SA	52,473	54,734
	Ez Tec Empreendimentos e Participacoes SA	40,956	98,973
	Fleury SA	76,005	194,847
	Fras-Le SA	23,358	88,165
	Gerdau SA, Sponsored ADR	187,171	583,974
Ω	GPS Participacoes e Empreendimentos SA	38,774	114,426
	Grendene SA	81,650	75,140
*	Grupo Casas Bahia SA	28,234	20,123
	Grupo Mateus SA	81,453	106,802
	Grupo SBF SA	28,817	72,231
	Guararapes Confeccoes SA	40,800	59,920
*Ω	Hapvida Participacoes e Investimentos SA	1,134,832	691,001
*	Hidrovias do Brasil SA	55,900	30,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Hospital Mater Dei SA	14,500	$10,660
	Hypera SA	45,456	173,775
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	10,700	35,427
	Iochpe Maxion SA	46,160	81,366
	Irani Papel e Embalagem SA	35,169	46,053
*	IRB-Brasil Resseguros SA	19,112	143,285
	Jalles Machado SA	59,829	62,821
	JBS SA	176,108	1,097,000
	JHSF Participacoes SA	130,759	100,429
	JSL SA	40,755	56,047
	Kepler Weber SA	46,800	82,171
	Klabin SA	209,104	754,538
	Lavvi Empreendimentos Imobiliarios SA	36,000	52,808
	Localiza Rent a Car SA	36,577	265,870
	LOG Commercial Properties e Participacoes SA	12,594	49,280
*	Log-in Logistica Intermodal SA	12,494	57,122
	Lojas Quero-Quero SA	48,683	24,253
	Lojas Renner SA	197,694	635,053
*Ω	LWSA SA	74,535	53,507
	M Dias Branco SA	15,058	65,146
*	Magazine Luiza SA	21,327	34,900
	Mahle Metal Leve SA	11,000	56,970
	Marcopolo SA	76,800	86,885
*	Marfrig Global Foods SA	88,781	240,961
	Melnick Even Desenvolvimento Imobiliario SA	25,547	15,732
	Mills Locacao Servicos e Logistica SA	45,673	82,957
*	Minerva SA	25,386	25,470
*	Moura Dubeux Engenharia SA	25,187	69,885
*	Movida Participacoes SA	45,707	47,439
*	MRV Engenharia e Participacoes SA	100,488	120,289

		Shares	Value»
BRAZIL — (Continued)
*	Multilaser Industrial SA	49,672	$13,920
	Multiplan Empreendimentos Imobiliarios SA	38,291	169,501
	Natura & Co. Holding SA	205,599	487,599
	Neoenergia SA	35,776	118,203
*	Oceanpact Servicos Maritimos SA	15,600	16,947
	Odontoprev SA	81,293	154,686
*	Oncoclinicas do Brasil Servicos Medicos SA	14,278	11,361
*	Orizon Valorizacao de Residuos SA	7,440	59,678
	Pet Center Comercio e Participacoes SA	59,500	50,845
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	24,230	299,725
	Petroleo Brasileiro SA (PETR3 BZ)	677,923	4,580,545
	Petroreconcavo SA	50,398	148,032
	Plano & Plano Desenvolvimento Imobiliario SA	25,100	61,307
	Porto Seguro SA	92,486	610,345
*	Portobello SA	21,637	15,645
	Positivo Tecnologia SA	23,500	26,057
	Priner Servicos Industriais SA	6,000	14,365
	PRIO SA	130,801	927,234
	Raia Drogasil SA	211,489	890,457
Ω	Rede D’Or Sao Luiz SA	10,863	55,172
	Romi SA	26,826	46,869
	Rumo SA	42,490	146,266
	Santos Brasil Participacoes SA	151,049	330,009
	Sao Carlos Empreendimentos e Participacoes SA	9,300	36,358
	Sao Martinho SA	40,100	175,636
#*	Sendas Distribuidora SA (ASAI US), ADR	21,313	138,534
*	Sendas Distribuidora SA (ASAI3 BZ)	300,023	388,724
*Ω	Ser Educacional SA	45,190	54,720
*	Serena Energia SA	68,844	98,844
*	Simpar SA	46,871	43,377
	SLC Agricola SA	52,715	155,110

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	41,305	$156,120
	Suzano SA (SUZB3 BZ)	169,977	1,757,430
*	SYN prop e tech SA	10,500	15,348
	Tegma Gestao Logistica SA	10,018	51,157
	Telefonica Brasil SA (VIV US), ADR	1,013	9,228
	Telefonica Brasil SA (VIVT3 BZ)	15,270	139,046
	TIM SA	192,680	552,619
	TOTVS SA	50,973	263,114
	Transmissora Alianca de Energia Eletrica SA	85,032	515,114
	Tres Tentos Agroindustrial SA	15,700	30,879
	Trisul SA	36,232	33,155
	Tupy SA	28,583	115,451
	Ultrapar Participacoes SA (UGPA3 BZ)	180,177	651,092
	Unifique Telecomunicacoes SA	32,600	21,824
	Unipar Carbocloro SA	8,239	63,308
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	32,582
	Vale SA (VALE US), Sponsored ADR	75,500	807,850
	Vale SA (VALE3 BZ)	397,700	4,269,449
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,581	97,777
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	89,553	97,440
	Veste SA Estilo	1,700	2,941
	Vibra Energia SA	333,277	1,286,203
	Vittia Fertilizantes E Biologicos SA	10,128	9,653
	Vivara Participacoes SA	12,200	53,963
	Vulcabras SA	47,216	134,112
	WEG SA	67,868	635,254
	Wilson Sons SA	60,127	165,271
	Wiz Co.	25,600	25,729

		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	67,054	$123,068
*	Zamp SA	36,410	15,116

TOTAL BRAZIL			41,177,090

CANADA — (7.6%)
*	5N Plus, Inc.	22,100	112,694
	Acadian Timber Corp.	4,133	54,648
*	ACT Energy Technologies Ltd.	7,700	33,071
	ADENTRA, Inc.	6,745	185,974
	ADF Group, Inc.	6,900	50,449
*	Advantage Energy Ltd.	49,329	308,583
	Aecon Group, Inc.	25,549	425,526
	Africa Oil Corp.	122,132	157,012
	Ag Growth International, Inc.	8,285	293,710
	AGF Management Ltd., Class B	30,300	226,758
	Agnico Eagle Mines Ltd. (AEM CN)	26,289	2,269,134
	Agnico Eagle Mines Ltd. (AEM US)	11,544	996,142
#*	Aimia, Inc.	23,772	42,854
*	Air Canada	28,587	387,429
	AirBoss of America Corp.	3,300	9,907
	Alamos Gold, Inc. (AGI CN), Class A	46,176	932,905
	Alamos Gold, Inc. (AGI US), Class A	56,127	1,132,643
	Algoma Central Corp.	4,600	50,052
#	Algoma Steel Group, Inc. (ASTL US)	18,583	192,334
	Algonquin Power & Utilities Corp. (AQN CN)	23,300	112,622
	Algonquin Power & Utilities Corp. (AQN US)	91,020	440,537
	Alimentation Couche-Tard, Inc.	57,848	3,016,729
	AltaGas Ltd.	81,960	1,958,422
	Altius Minerals Corp.	8,140	153,990
*	Altius Renewable Royalties Corp.	2,300	19,608
	Altus Group Ltd.	4,925	186,339
	Amerigo Resources Ltd.	65,100	79,952
	Andlauer Healthcare Group, Inc.	5,883	173,530

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Andrew Peller Ltd., Class A	10,400	$29,579
	ARC Resources Ltd.	223,661	3,704,265
*	Aritzia, Inc.	39,144	1,260,334
*	Arizona Sonoran Copper Co., Inc.	9,300	9,084
	Atco Ltd., Class I	18,101	628,176
*	Athabasca Oil Corp.	210,700	782,360
	AtkinsRealis Group, Inc.	26,330	1,267,002
*	ATS Corp. (ATS CN)	24,335	729,342
	Aura Minerals, Inc.	2,500	32,409
*	Aurora Cannabis, Inc. (ACB CN)	552	2,992
#*	Aurora Cannabis, Inc. (ACB US)	471	2,553
*	AutoCanada, Inc.	9,101	97,001
	B2Gold Corp. (BTG US)	259,700	862,204
	B2Gold Corp. (BTO CN)	332,743	1,099,306
	Badger Infrastructure Solution	15,020	390,724
*	Ballard Power Systems, Inc. (BLDP CN)	4,900	7,777
#*	Ballard Power Systems, Inc. (BLDP US)	57,556	90,938
	Bank of Montreal (BMO US)	67,310	6,133,287
	Bank of Nova Scotia (BNS CN)	3,916	201,629
	Bank of Nova Scotia (BNS US)	73,748	3,797,285
	Barrick Gold Corp. (0R22 LI)	32,190	619,401
	Barrick Gold Corp. (ABX CN)	3,391	65,538
	Barrick Gold Corp. (GOLD US)	99,473	1,921,818
*	Bausch & Lomb Corp.	9,857	199,900
*	Bausch Health Cos., Inc. (BHC CN)	29,319	269,743
#*	Bausch Health Cos., Inc. (BHC US)	18,598	171,102
	Baytex Energy Corp.	300,339	847,727
	BCE, Inc. (BCE CN)	147	4,726
	BCE, Inc. (BCE US)	6,824	220,142
#	Birchcliff Energy Ltd.	65,215	243,090
	Bird Construction, Inc.	24,145	525,621

		Shares	Value»
CANADA — (Continued)
	Black Diamond Group Ltd.	16,027	$104,172
	BMTC Group, Inc.	1,900	17,255
*	Bombardier, Inc. (BBD/A CN), Class A	504	37,019
*	Bombardier, Inc. (BBD/B CN), Class B	17,938	1,319,500
*	Bonterra Energy Corp.	12,185	29,405
	Boralex, Inc., Class A	21,843	525,073
	Boyd Group Services, Inc.	8,229	1,280,730
*	Bragg Gaming Group, Inc.	2,600	11,856
	Brookfield Corp. (BN US)	48,405	2,565,438
	Brookfield Wealth Solutions Ltd.	920	48,835
	BRP, Inc. (DOO CN)	518	25,540
	BRP, Inc. (DOOO US)	6,204	305,671
*	CAE, Inc. (CAE CN)	5,583	98,239
*	CAE, Inc. (CAE US)	37,762	664,611
*	Calfrac Well Services Ltd.	8,000	22,121
	Calian Group Ltd.	2,600	89,689
	Cameco Corp. (CCJ US)	9,765	509,928
	Canaccord Genuity Group, Inc.	32,951	237,131
	Canacol Energy Ltd.	8,897	18,019
#*	Canada Goose Holdings, Inc. (GOOS CN)	10,400	102,331
	Canadian Imperial Bank of Commerce (CM US)	89,654	5,608,754
	Canadian National Railway Co. (CNI US)	35,088	3,786,697
	Canadian National Railway Co. (CNR CN)	60	6,479
	Canadian Natural Resources Ltd. (CNQ CN)	568	19,316
	Canadian Natural Resources Ltd. (CNQ US)	199,228	6,777,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Pacific Kansas City Ltd. (CP US)	14,536	$1,121,598
#	Canadian Tire Corp. Ltd., Class A	15,061	1,602,750
	Canadian Utilities Ltd., Class A	21,129	540,991
	Canadian Western Bank	39,024	1,604,571
*	Canfor Corp.	13,748	164,006
	Capital Power Corp.	31,386	1,272,932
#*	Capstone Copper Corp.	156,815	1,084,590
#	Cardinal Energy Ltd.	56,898	261,943
	Cargojet, Inc.	1,100	107,515
	Cascades, Inc.	57,125	430,381
	CCL Industries, Inc., Class B	38,088	2,221,789
*	Celestica, Inc. (CLS CN)	21,675	1,483,243
*	Celestica, Inc. (CLS US)	21,881	1,496,660
	Cenovus Energy, Inc. (CVE CN)	103,904	1,670,852
	Cenovus Energy, Inc. (CVE US)	274,785	4,415,795
	Centerra Gold, Inc.	95,968	678,224
	CES Energy Solutions Corp.	98,206	562,850
*	CGI, Inc. (GIB US)	14,481	1,603,191
*	CGI, Inc. (GIBA CN)	12,368	1,370,087
*	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	432,719
	CI Financial Corp.	45,671	751,152
*	Cineplex, Inc.	20,543	147,542
*	Cipher Pharmaceuticals, Inc.	4,757	51,385
#	Cogeco Communications, Inc.	5,105	257,202
	Cogeco, Inc.	1,507	65,806
	Colliers International Group, Inc. (CIGI CN)	1,500	229,296
	Colliers International Group, Inc. (CIGI US)	5,870	895,997
	Computer Modelling Group Ltd.	29,984	246,358

		Shares	Value»
CANADA — (Continued)
	Constellation Software, Inc.	1,541	$4,647,338
	Converge Technology Solutions Corp.	43,464	93,649
	Corby Spirit & Wine Ltd.	3,900	35,853
*	Cronos Group, Inc. (CRON CN)	7,100	14,992
#*	Cronos Group, Inc. (CRON US)	72,551	151,632
*	Culico Metals, Inc.	1,306	113
	Definity Financial Corp.	28,883	1,114,579
#*	Denison Mines Corp. (DML CN)	90,674	190,810
*	dentalcorp Holdings Ltd.	17,249	116,327
*	Descartes Systems Group, Inc. (DSGX US)	6,343	659,228
	Dexterra Group, Inc.	13,416	59,450
	Dollarama, Inc.	42,500	4,422,613
	Doman Building Materials Group Ltd.	35,512	209,907
*	Dorel Industries, Inc., Class B	11,212	44,289
	DREAM Unlimited Corp., Class A	13,700	281,901
	Dundee Precious Metals, Inc.	81,044	824,206
	Dye & Durham Ltd.	6,736	92,113
	Dynacor Group, Inc.	9,700	40,058
	E-L Financial Corp. Ltd.	400	409,667
*	Eldorado Gold Corp. (EGO US)	5,587	97,046
*	Eldorado Gold Corp. (ELD CN)	69,839	1,214,846
	Element Fleet Management Corp.	136,349	2,789,947
#	Emera, Inc.	28,900	1,091,780
	Empire Co. Ltd., Class A	50,247	1,449,651
#	Enbridge, Inc. (ENB CN)	31,909	1,288,859
	Enbridge, Inc. (ENB US)	61,722	2,493,569
	Endeavour Mining PLC	78,484	1,737,824
*	Endeavour Silver Corp. (EDR CN)	14,200	71,798

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp. (EXK US)	11,677	$58,852
	Enerflex Ltd. (EFX CN)	36,512	241,254
#*	Energy Fuels, Inc.	27,818	168,025
	Enghouse Systems Ltd.	14,122	298,901
*	Ensign Energy Services, Inc.	56,169	112,955
	EQB, Inc.	11,580	888,409
#*	Equinox Gold Corp. (EQX CN)	31,847	176,120
*	Equinox Gold Corp. (EQX US)	96,823	536,399
*	ERO Copper Corp. (ERO CN)	15,478	284,248
*	ERO Copper Corp. (ERO US)	17,464	320,290
	Evertz Technologies Ltd.	10,300	87,587
#	Exchange Income Corp.	9,600	377,491
	Exco Technologies Ltd.	9,498	57,233
	Extendicare, Inc.	25,174	166,338
	Fairfax Financial Holdings Ltd.	4,808	5,974,821
	Fiera Capital Corp.	31,773	221,579
	Finning International, Inc.	56,844	1,659,166
*	Firan Technology Group Corp.	6,200	31,215
	Firm Capital Mortgage Investment Corp.	15,144	122,905
#	First Majestic Silver Corp. (AG US)	93,854	692,643
	First Majestic Silver Corp. (FR CN)	10,702	79,092
#	First National Financial Corp.	6,600	192,452
*	First Quantum Minerals Ltd.	74,388	961,138
	FirstService Corp. (FSV US)	6,756	1,251,009
*	Fission Uranium Corp.	126,692	86,442
	Foraco International SA	25,652	41,637
#	Fortis, Inc. (FTS CN)	26,021	1,125,611
	Fortis, Inc. (FTS US)	15,999	691,637
*	Fortuna Mining Corp. (FSM US)	55,338	275,030

		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FVI CN)	83,472	$415,457
	Franco-Nevada Corp. (FNV US)	7,320	971,071
#	Freehold Royalties Ltd.	44,598	439,782
	Frontera Energy Corp.	5,051	27,498
*	Galiano Gold, Inc.	8,100	13,962
	Gamehost, Inc.	8,187	62,093
*	GDI Integrated Facility Services, Inc.	3,443	90,579
	Gear Energy Ltd.	22,923	8,726
	George Weston Ltd.	8,724	1,383,772
	GFL Environmental, Inc.	22,189	927,500
	Gibson Energy, Inc.	67,933	1,127,053
	Gildan Activewear, Inc. (GIL CN)	389	19,037
	Gildan Activewear, Inc. (GIL US)	42,626	2,084,411
*	Global Atomic Corp.	46,400	35,991
	goeasy Ltd.	6,000	763,299
*	GoGold Resources, Inc.	57,700	66,305
*	GoldMoney, Inc.	1,120	8,205
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	83,742
	Great-West Lifeco, Inc.	50,171	1,683,477
	Guardian Capital Group Ltd., Class A.	8,800	252,557
*	Haivision Systems, Inc.	5,828	20,259
	Hammond Power Solutions, Inc.	3,227	279,673
	Headwater Exploration, Inc.	99,207	488,785
*	Heroux-Devtek, Inc.	10,900	251,686
	High Liner Foods, Inc.	7,375	69,229
*	HLS Therapeutics, Inc.	2,000	4,798
	Hudbay Minerals, Inc. (HBM CN)	121,585	1,090,676
	Hudbay Minerals, Inc. (HBM US)	55,600	497,620
Ω	Hydro One Ltd.	28,071	903,812
#*	i-80 Gold Corp.	17,870	18,738
	iA Financial Corp., Inc.	36,578	2,980,147
*	IAMGOLD Corp. (IAG US)	12,000	66,480

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IMG CN)	244,187	$1,355,669
#	IGM Financial, Inc.	20,898	627,833
*	Imperial Metals Corp.	21,384	33,174
	Imperial Oil Ltd. (IMO CN)	6,378	475,939
	Imperial Oil Ltd. (IMO US)	16,477	1,227,207
	Information Services Corp.	4,900	102,762
	Innergex Renewable Energy, Inc.	17,725	116,102
	InPlay Oil Corp.	4,700	6,380
	Intact Financial Corp.	7,749	1,479,843
*	Interfor Corp.	12,870	177,380
*	Ivanhoe Mines Ltd., Class A	15,341	202,843
Ω	Jamieson Wellness, Inc.	5,611	133,671
*	K92 Mining, Inc.	82,662	549,754
	K-Bro Linen, Inc.	2,800	66,061
*	Kelt Exploration Ltd.	65,964	309,365
	Keyera Corp.	66,289	2,035,780
*	Kinaxis, Inc.	138	15,327
	Kinross Gold Corp. (K CN)	445,385	4,494,315
	Kinross Gold Corp. (KGC US)	188,400	1,899,072
*	Knight Therapeutics, Inc.	25,978	105,229
*	Kolibri Global Energy, Inc.	2,900	9,623
#	KP Tissue, Inc.	2,889	17,014
	Labrador Iron Ore Royalty Corp.	22,388	489,775
#*	Largo, Inc. (LGO CN)	4,970	12,243
	Lassonde Industries, Inc., Class A	1,012	128,242
	Laurentian Bank of Canada	9,072	169,927
	Leon’s Furniture Ltd.	10,815	208,400
*	Lightspeed Commerce, Inc. (LSPD US)	39,616	598,994
	Linamar Corp.	17,860	730,768
	Loblaw Cos. Ltd.	11,809	1,493,056
*	Lucara Diamond Corp.	157,133	58,684
	Lundin Gold, Inc.	41,117	994,297
	Lundin Mining Corp.	237,601	2,310,567
	Magellan Aerospace Corp.	7,228	54,144
	Magna International, Inc. (MG CN)	5,037	198,861

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc. (MGA US)	75,692	$2,987,563
	Mainstreet Equity Corp.	1,200	179,532
*	Major Drilling Group International, Inc.	36,771	221,310
	Manulife Financial Corp. (MFC CN)	20,608	601,952
	Manulife Financial Corp. (MFC US)	65,433	1,911,298
	Maple Leaf Foods, Inc.	17,118	258,918
	Martinrea International, Inc.	16,685	123,428
*	Mattr Corp.	18,364	160,249
*	MDA Space Ltd.	27,244	416,775
	Medical Facilities Corp.	10,522	109,577
*	MEG Energy Corp.	119,337	2,181,295
	Melcor Developments Ltd.	4,200	39,184
	Methanex Corp. (MEOH US)	26,253	1,028,330
	Methanex Corp. (MX CN)	800	31,314
	Metro, Inc.	29,325	1,741,565
	Morguard Corp.	800	67,247
	MTY Food Group, Inc.	6,270	201,466
#	Mullen Group Ltd.	29,813	322,465
	National Bank of Canada	74,372	7,093,476
	Neo Performance Materials, Inc.	5,700	32,177
*	New Gold, Inc. (NGD CN)	225,884	621,349
*	New Gold, Inc. (NGD US)	72,500	199,375
*	NFI Group, Inc.	9,211	104,855
	North American Construction Group Ltd. (NOA CN)	5,210	101,592
	North West Co., Inc.	19,336	727,834
	Northland Power, Inc.	96,436	1,465,570
	Nutrien Ltd. (NTR CN)	29,041	1,384,732
	Nutrien Ltd. (NTR US)	50,203	2,393,666
	Nuvei Corp.	4,118	138,571
*	NuVista Energy Ltd.	68,411	549,312
*	Obsidian Energy Ltd. (OBE US)	27,221	154,343
	OceanaGold Corp.	320,074	908,028
	Onex Corp.	26,115	1,879,732

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Open Text Corp. (OTEX US)	59,166	$1,774,980
*	Organigram Holdings, Inc. (OGI CN)	2,775	4,704
#*	Organigram Holdings, Inc. (OGI US)	2,676	4,575
*	Orla Mining Ltd. (ORLA US)	11,449	55,299
	Osisko Gold Royalties Ltd. (OR CN)	22,146	445,672
	Osisko Gold Royalties Ltd. (OR US)	12,357	248,746
	Pan American Silver Corp. (PAAS CN)	87,196	2,039,081
#	Pan American Silver Corp. (PAAS US)	591	13,835
#	Paramount Resources Ltd., Class A	32,032	617,928
	Parex Resources, Inc.	34,096	316,631
	Parkland Corp.	53,844	1,252,950
	Pason Systems, Inc.	28,102	271,867
	Pembina Pipeline Corp. (PBA US)	31,659	1,323,030
	Pembina Pipeline Corp. (PPL CN)	1,809	75,674
*	Perpetua Resources Corp.	5,688	58,160
#	Peyto Exploration & Development Corp.	65,658	715,832
	PHX Energy Services Corp.	16,900	113,245
#	Pine Cliff Energy Ltd.	37,500	22,893
	Pizza Pizza Royalty Corp.	8,700	81,854
	Polaris Renewable Energy, Inc.	8,314	71,654
	Pollard Banknote Ltd.	4,583	78,207
#	PrairieSky Royalty Ltd.	32,986	660,028
*	Precision Drilling Corp. (PD CN)	4,909	294,851
	Premium Brands Holdings Corp.	12,330	769,900
	Primo Water Corp. (PRMW CN)	19,458	510,924
	Primo Water Corp. (PRMW US)	40,885	1,072,414
#	Propel Holdings, Inc.	8,500	220,932
*	Quarterhill, Inc.	41,182	47,620
	Quebecor, Inc., Class B	63,577	1,583,089

		Shares	Value»
CANADA — (Continued)
	RB Global, Inc. (RBA CN)	2,500	$211,818
	RB Global, Inc. (RBA US)	12,700	1,076,198
*	Real Matters, Inc.	3,718	18,826
	Restaurant Brands International, Inc. (QSR CN)	11,748	817,091
#	Restaurant Brands International, Inc. (QSR US)	8,977	624,350
	Richelieu Hardware Ltd.	19,200	505,942
	Rogers Communications, Inc. (RCI US), Class B	11,318	411,070
	Rogers Communications, Inc. (RCIB CN), Class B	46,523	1,689,710
	Rogers Sugar, Inc.	41,478	165,632
	Royal Bank of Canada (RY CN)	72,395	8,755,409
	Royal Bank of Canada (RY US)	63,446	7,669,987
	Russel Metals, Inc.	23,480	653,801
	Sandstorm Gold Ltd. (SAND US)	120,390	728,359
*	Sangoma Technologies Corp.	3,800	23,198
	Saputo, Inc.	47,812	912,046
*	Saturn Oil & Gas, Inc.	13,800	21,904
	Savaria Corp.	11,749	188,173
*	Seabridge Gold, Inc. (SA US)	8,449	147,266
*	Seabridge Gold, Inc. (SEA CN)	4,791	83,477
	Secure Energy Services, Inc.	95,708	1,066,134
*	Shopify, Inc. (SHOP US), Class A	11,068	865,628
	Sienna Senior Living, Inc.	15,314	189,397
*	SilverCrest Metals, Inc. (SIL CN)	4,100	41,844
*	SilverCrest Metals, Inc. (SILV US)	60,322	613,475
*	SNDL, Inc.	5,618	11,685
*	Source Energy Services Ltd.	6,300	56,695
*	South Bow Corp.	28,479	710,865
#*	Spartan Delta Corp.	23,057	56,138

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
Ω	Spin Master Corp.	7,902	$167,251
	Sprott, Inc. (SII CN)	1,989	88,011
	Sprott, Inc. (SII US)	1,410	62,364
	SSR Mining, Inc. (SSRM CN)	64,155	396,260
	Stantec, Inc. (STN CN)	8,643	701,074
	Stantec, Inc. (STN US)	10,204	828,157
	Stelco Holdings, Inc.	15,525	759,664
	Stella-Jones, Inc.	25,573	1,546,116
*Ω	STEP Energy Services Ltd.	10,300	25,374
	StorageVault Canada, Inc.	48,103	140,611
*	Strathcona Resources Ltd.	251	4,971
#	Sun Life Financial, Inc. (SLF CN)	62,590	3,470,354
	Sun Life Financial, Inc. (SLF US)	44,272	2,453,554
	Suncor Energy, Inc. (SU CN)	29,216	1,102,873
	Suncor Energy, Inc. (SU US)	185,778	7,016,835
	Superior Plus Corp.	79,838	378,447
	Surge Energy, Inc.	27,588	116,706
	Sylogist Ltd.	6,800	53,624
	Tamarack Valley Energy Ltd.	204,931	610,812
#*	Taseko Mines Ltd. (TKO CN)	90,127	200,016
	TC Energy Corp. (TRP CN)	11,934	555,066
	TC Energy Corp. (TRP US)	130,467	6,068,020
	Teck Resources Ltd. (TECK US), Class B	76,842	3,572,385
	Teck Resources Ltd. (TECKB CN), Class B	6,161	286,645
	TELUS Corp.	14,671	231,916
*	Tenaz Energy Corp.	10,400	72,602
	TerraVest Industries, Inc.	6,094	436,496
	TFI International, Inc. (TFII CN)	9,234	1,235,732
	TFI International, Inc. (TFII US)	3,100	414,842
	Thomson Reuters Corp. (TRI US)	6,520	1,066,933

		Shares	Value»
CANADA — (Continued)
#	Tidewater Midstream & Infrastructure Ltd.	89,343	$18,608
	Timbercreek Financial Corp.	34,144	185,881
	TMX Group Ltd.	29,375	917,527
	Topaz Energy Corp.	32,754	628,333
*	Torex Gold Resources, Inc.	38,727	835,258
	Toromont Industries Ltd.	20,873	1,843,918
	Toronto-Dominion Bank (TD CN)	62,485	3,454,211
	Toronto-Dominion Bank (TD US)	89,326	4,937,048
	Total Energy Services, Inc.	12,798	88,424
*	Touchstone Exploration, Inc.	17,050	6,980
	Tourmaline Oil Corp.	95,049	4,381,948
	TransAlta Corp.	3,700	38,591
	TransAlta Corp.	57,990	606,410
	Transcontinental, Inc., Class A	26,281	324,655
	Trican Well Service Ltd.	112,926	374,703
	Triple Flag Precious Metals Corp. (TFPM CN)	900	15,423
	Triple Flag Precious Metals Corp. (TFPM US)	16,149	276,964
*	Trisura Group Ltd. (TRRSF US)	242	7,112
*	Trisura Group Ltd. (TSU CN)	4,731	139,981
*	Valeura Energy, Inc.	4,500	14,608
	Vecima Networks, Inc.	3,700	53,148
	Veren, Inc. (VRN CN)	132,111	680,314
	Veren, Inc. (VRN US)	82,900	427,764
	Vermilion Energy, Inc. (VET CN)	39,174	365,194
	Vermilion Energy, Inc. (VET US)	17,207	160,541
	VersaBank (VBNK CN)	2,000	30,064
	VersaBank (VBNK US)	2,582	38,730
*	VerticalScope Holdings, Inc.	3,500	19,783
*	Vitalhub Corp.	8,887	65,104
	Wajax Corp.	9,255	164,248
*	Wall Financial Corp.	200	2,729

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc. (WCN CN)	2,961	$523,465
	Waste Connections, Inc. (WCN US)	7,735	1,367,103
*	Well Health Technologies Corp.	96,193	306,054
*	Wesdome Gold Mines Ltd.	54,057	473,656
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	794,320
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	707,283
*	Western Forest Products, Inc.	46,559	16,552
	Westgold Resources Ltd.	10,989	22,337
	Westshore Terminals Investment Corp.	12,032	198,841
#	Wheaton Precious Metals Corp. (WPM US)	16,499	1,089,099
	Whitecap Resources, Inc.	234,696	1,751,346
	Winpak Ltd.	10,327	367,955
	WSP Global, Inc.	12,651	2,261,252
*	Yangarra Resources Ltd.	39,182	28,704
	Yellow Pages Ltd.	3,896	28,121

TOTAL CANADA			312,557,599

CHILE — (0.1%)
	Aguas Andinas SA, Class A	486,804	138,971
	Banco de Chile (BCH US), ADR	8,233	191,002
	Banco de Chile (CHILE CI)	1,442,844	167,598
	Banco de Credito e Inversiones SA	8,540	249,819
	Banco Santander Chile (BSAN CI)	2,316,770	114,588
	Besalco SA	135,131	81,282
*	CAP SA	23,985	143,820
	Cencosud SA	269,390	554,369
	Cencosud Shopping SA	77,297	127,320
	Cia Cervecerias Unidas SA (CCU CI)	18,409	101,736
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	57,711

		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	3,100,716	$167,710
	Colbun SA	1,077,596	133,315
	Embotelladora Andina SA, ADR, Class B	5,464	95,128
	Empresa Nacional de Telecomunicaciones SA	44,854	146,429
	Empresas CMPC SA	130,121	207,233
	Empresas Copec SA	37,127	234,247
	Enel Americas SA (ENELAM CI)	1,611,642	150,833
	Enel Chile SA (ENELCHIL CI)	3,623,712	192,155
	Enel Chile SA (ENIC US), ADR	24,310	66,609
*	Engie Energia Chile SA	102,035	95,130
*	Falabella SA	29,246	104,751
	Forus SA	13,373	24,821
	Grupo Security SA	527,307	144,545
	Inversiones Aguas Metropolitanas SA	153,911	114,178
	Inversiones La Construccion SA	10,623	82,743
	Multiexport Foods SA	25,298	5,132
	Parque Arauco SA	131,716	215,517
	PAZ Corp. SA	29,524	14,703
	Plaza SA	56,571	92,138
*	Ripley Corp. SA	346,906	99,112
	Salfacorp SA	193,901	115,363
	Sigdo Koppers SA	12,552	13,532
	SMU SA	921,859	142,221
	Sociedad Matriz SAAM SA	1,592,635	170,566
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,998	383,823
	SONDA SA	190,611	69,545
	Vina Concha y Toro SA	114,274	132,023

TOTAL CHILE			5,341,718

CHINA — (7.7%)
	360 Security Technology, Inc., Class A	23,200	31,529
	361 Degrees International Ltd.	364,000	187,857

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	45,300	$103,895
Ω	3SBio, Inc.	616,000	462,050
*	5I5J Holding Group Co. Ltd., Class A	67,400	33,722
	AAC Technologies Holdings, Inc.	188,000	759,333
*	ADAMA Ltd., Class A	18,100	18,721
*	Addsino Co. Ltd., Class A	21,000	24,881
	Advanced Technology & Materials Co. Ltd., Class A	24,500	37,363
	AECC Aviation Power Co. Ltd., Class A	4,100	24,649
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	33,246
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	30,785
#*	Agile Group Holdings Ltd.	518,000	61,788
*	Agora, Inc., ADR	25,710	72,502
	Agricultural Bank of China Ltd., Class H	1,878,000	922,748
	Aier Eye Hospital Group Co. Ltd., Class A	48,927	99,540
#*Ω	AInnovation Technology Group Co. Ltd.	40,500	27,162
#*	Air China Ltd., Class H	442,000	248,767
	Aisino Corp., Class A	25,500	36,418
	Ajisen China Holdings Ltd.	255,000	28,796
#Ω	AK Medical Holdings Ltd.	156,000	95,910
*Ω	Akeso, Inc.	205,000	1,652,289
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	13,670,826
*	Alibaba Health Information Technology Ltd.	604,000	305,453
*	Alibaba Pictures Group Ltd.	4,080,000	254,183
Ω	A-Living Smart City Services Co. Ltd.	281,000	113,504

		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	16,300	$19,388
*	Alpha Group, Class A	28,000	27,880
#*Ω	Alphamab Oncology	62,000	29,850
	Aluminum Corp. of China Ltd., Class H	1,384,000	881,817
	Amlogic Shanghai Co. Ltd., Class A	2,403	23,490
	Amoy Diagnostics Co. Ltd., Class A	13,520	45,900
	An Hui Wenergy Co. Ltd., Class A	26,300	28,821
	Andon Health Co. Ltd., Class A	5,000	32,626
*	ANE Cayman, Inc.	229,000	246,115
*	Angang Steel Co. Ltd., Class H	484,800	93,896
	Angel Yeast Co. Ltd., Class A	8,472	43,368
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,345	26,479
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	45,044
	Anhui Conch Cement Co. Ltd., Class H	302,000	877,262
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	42,379
	Anhui Expressway Co. Ltd., Class H	114,000	127,018
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	42,017
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	76,947
	Anhui Heli Co. Ltd., Class A	19,700	49,731
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	39,681
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	47,207
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	11,614

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	$39,267
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	44,655
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	52,849
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	28,116
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	15,834
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	30,944
	Anhui Xinhua Media Co. Ltd., Class A	42,300	44,085
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	59,203
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	27,865
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	69,341
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,199	47,653
	Anjoy Foods Group Co. Ltd., Class A	5,100	61,441
	Anker Innovations Technology Co. Ltd., Class A	5,200	58,611
	ANTA Sports Products Ltd.	202,400	2,160,252
	Anton Oilfield Services Group	980,000	73,067
	Aoshikang Technology Co. Ltd., Class A	9,200	32,617
	Aotecar New Energy Technology Co. Ltd., Class A	74,400	30,296
*	Aowei Holdings Ltd.	114,000	5,148
	Apeloa Pharmaceutical Co. Ltd., Class A	15,500	35,154
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	13,365

		Shares	Value»
CHINA — (Continued)
	Appotronics Corp. Ltd., Class A	10,613	$24,415
	APT Medical, Inc., Class A	454	23,724
	APT Satellite Holdings Ltd.	134,750	36,706
*Ω	Arrail Group Ltd.	52,500	22,158
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	24,785
	Asia Cement China Holdings Corp.	200,500	61,312
Ω	AsiaInfo Technologies Ltd.	111,200	73,368
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	25,240
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	34,098
*	AustAsia Group Ltd.	57,980	8,464
	Autel Intelligent Technology Corp. Ltd., Class A	12,180	52,256
	Autobio Diagnostics Co. Ltd., Class A	6,700	42,382
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	83,701
	AVIC Industry-Finance Holdings Co. Ltd., Class A	83,200	48,482
	AviChina Industry & Technology Co. Ltd., Class H	988,000	530,686
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	18,903
Ω	BAIC Motor Corp. Ltd., Class H	605,000	167,081
*	Baidu, Inc. (9888 HK), Class A	219,250	2,501,823
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,990	911,388
*Ω	Bairong, Inc.	89,500	113,553
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	55,534
	Bank of Beijing Co. Ltd., Class A	130,000	103,327

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Changsha Co. Ltd., Class A	81,600	$97,818
	Bank of Chengdu Co. Ltd., Class A	79,300	171,836
	Bank of China Ltd., Class H	5,292,000	2,511,741
	Bank of Chongqing Co. Ltd., Class H	268,500	195,123
	Bank of Communications Co. Ltd., Class H	653,000	494,572
	Bank of Guiyang Co. Ltd., Class A	63,400	53,494
	Bank of Hangzhou Co. Ltd., Class A	78,200	152,401
	Bank of Jiangsu Co. Ltd., Class A	192,400	238,425
	Bank of Nanjing Co. Ltd., Class A	100,600	145,057
	Bank of Ningbo Co. Ltd., Class A	74,470	267,742
Ω	Bank of Qingdao Co. Ltd., Class H	83,500	29,240
	Bank of Shanghai Co. Ltd., Class A	89,793	97,891
	Bank of Suzhou Co. Ltd., Class A	54,474	58,500
	Bank of Xi’an Co. Ltd., Class A	61,200	31,184
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	45,598
	Baoji Titanium Industry Co. Ltd., Class A	10,300	44,340
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	150,873
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	22,325
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	18,784
	Baoxiniao Holding Co. Ltd., Class A	26,100	14,971
*	Baoye Group Co. Ltd., Class H	78,000	43,538
*	Baozun, Inc. (9991 HK), Class A	21,700	22,095
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	34,327
	BBMG Corp., Class H	767,000	77,871

		Shares	Value»
CHINA — (Continued)
*	Be Friends Holding Ltd.	116,000	$15,655
	Bear Electric Appliance Co. Ltd., Class A	5,300	33,569
	Befar Group Co. Ltd., Class A	48,200	26,886
	Beibuwan Port Co. Ltd., Class A	41,700	47,033
*	BeiGene Ltd. (6160 HK)	14,800	233,093
	Beijing BDStar Navigation Co. Ltd., Class A	6,400	25,464
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	20,401
*	Beijing Capital Development Co. Ltd., Class A	68,727	28,384
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	80,930
*	Beijing Capital International Airport Co. Ltd., Class H	646,000	234,795
	Beijing Career International Co. Ltd., Class A	6,500	17,908
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	26,781
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	41,790
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,900	33,371
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	29,182
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	23,129
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	40,382
	Beijing Energy International Holding Co. Ltd.	1,960,000	41,535

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	21,398	$26,627
	Beijing Enterprises Holdings Ltd.	181,000	593,018
	Beijing Enterprises Water Group Ltd.	1,378,000	410,283
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	51,153
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	60,568	45,034
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	32,958
	Beijing Haohua Energy Resource Co. Ltd., Class A	15,700	18,824
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	18,990
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	56,323
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	80,008
	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	34,585
	Beijing Kingsoft Office Software, Inc., Class A	641	23,174
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	18,809
	Beijing New Building Materials PLC, Class A	17,175	75,302
	Beijing North Star Co. Ltd., Class H	286,000	31,918
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	39,222
	Beijing Originwater Technology Co. Ltd., Class A	57,219	40,682

		Shares	Value»
CHINA — (Continued)
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	$20,378
	Beijing Relpow Technology Co. Ltd., Class A	15,800	29,850
	Beijing Roborock Technology Co. Ltd., Class A	1,365	45,261
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	23,338
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	37,757
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,500	11,670
	Beijing Shougang Co. Ltd., Class A	79,700	36,744
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	29,413
	Beijing Sifang Automation Co. Ltd., Class A	9,100	23,184
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	53,717
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	25,647
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	13,892
	Beijing Strong Biotechnologies, Inc., Class A	13,300	25,722
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	27,121
	Beijing Tiantan Biological Products Corp. Ltd., Class A	3,360	10,167
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	86,776
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	38,976

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	36,500	$65,797
	Beijing United Information Technology Co. Ltd., Class A	18,809	69,991
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	25,619
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	21,325
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	60,575
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	27,037
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	27,124
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	174,400	133,089
*	Beiqi Foton Motor Co. Ltd., Class A	136,600	51,565
*	Bengang Steel Plates Co. Ltd., Class A	59,800	31,191
	Best Pacific International Holdings Ltd., Class H	34,000	11,532
	Bestore Co. Ltd., Class A	11,700	20,159
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	32,542
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	35,981
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	22,056
	BGI Genomics Co. Ltd., Class A	5,900	37,974
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	53,260
	Binjiang Service Group Co. Ltd.	34,000	80,016

		Shares	Value»
CHINA — (Continued)
	Black Peony Group Co. Ltd., Class A	20,300	$13,869
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	23,482
Ω	Blue Moon Group Holdings Ltd.	175,000	67,972
*	Blue Sail Medical Co. Ltd., Class A	35,300	27,071
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	21,159
	Bluestar Adisseo Co., Class A	14,700	22,748
Ω	BOC Aviation Ltd.	83,000	643,749
	BOC International China Co. Ltd., Class A	28,400	46,273
*	BOE HC SemiTek Corp.	70,100	61,797
	BOE Technology Group Co. Ltd., Class A	447,600	293,778
	BOE Varitronix Ltd.	128,000	90,446
*	Bohai Leasing Co. Ltd., Class A	144,400	67,645
	Bosideng International Holdings Ltd.	1,528,000	856,819
	Boyaa Interactive International Ltd.	45,000	10,619
	Bright Dairy & Food Co. Ltd., Class A	39,100	46,277
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	15,393
††	Brilliance China Automotive Holdings Ltd.	1,032,000	333,122
	Bros Eastern Co. Ltd., Class A	26,700	19,955
	B-Soft Co. Ltd., Class A	67,555	53,624
	BTG Hotels Group Co. Ltd., Class A	33,900	66,170
	BYD Co. Ltd., Class H	67,500	2,438,006
	BYD Electronic International Co. Ltd.	210,000	899,937

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	16,000	$28,626
*	C C Land Holdings Ltd.	665,499	102,786
#	C&D International Investment Group Ltd.	163,789	309,937
	C&D Property Management Group Co. Ltd.	57,000	18,565
	C&S Paper Co. Ltd., Class A	29,600	29,570
	Caitong Securities Co. Ltd., Class A	46,670	54,247
*Ω	CALB Group Co. Ltd.	12,100	19,748
	Camel Group Co. Ltd., Class A	41,308	49,686
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	33,817
	Canmax Technologies Co. Ltd., Class A	10,050	33,285
	Canny Elevator Co. Ltd., Class A	15,300	13,618
	Canvest Environmental Protection Group Co. Ltd.	166,000	92,615
#*Ω	CARsgen
	Therapeutics Holdings Ltd.	65,000	42,759
	Castech, Inc., Class A	8,250	36,010
	Cathay Biotech, Inc., Class A	4,185	27,720
	CCCC Design & Consulting Group Co. Ltd., Class A	23,800	32,368
	CCS Supply Chain Management Co. Ltd., Class A	35,100	22,158
	CECEP Solar Energy Co. Ltd., Class A	68,300	49,747
	CECEP Wind-Power Corp., Class A	164,120	76,910
	Central China Land Media Co. Ltd., Class A	25,200	38,263
	Central China Securities Co. Ltd., Class H	257,000	61,269

		Shares	Value»
CHINA — (Continued)
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	$33,051
	CETC Digital Technology Co. Ltd., Class A	13,780	46,728
#	CGN New Energy Holdings Co. Ltd.	866,000	255,933
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	23,108
Ω	CGN Power Co. Ltd., Class H	895,000	321,697
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	18,410
	Changchun High-Tech Industry Group Co. Ltd., Class A	4,700	68,895
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	28,640
	Changjiang Publishing & Media Co. Ltd., Class A	24,900	29,069
	Changjiang Securities Co. Ltd., Class A	53,700	53,331
*	ChangYuan Technology Group Ltd., Class A	28,700	23,292
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	21,254
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	46,288
	Chaoju Eye Care Holdings Ltd.	54,500	20,015
	Chaowei Power Holdings Ltd.	249,000	45,830
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	31,333
Ω	Cheerwin Group Ltd.	84,000	21,865
*	Chen Lin Education Group Holdings Ltd.	34,000	6,175

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Cheng De Lolo Co. Ltd., Class A	17,700	$21,631
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	10,507
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	31,749
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	18,154
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	20,680
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	28,900
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	41,182
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	18,880
	Chengdu Wintrue Holding Co. Ltd., Class A	42,400	47,308
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	34,768
	Chenguang Biotech Group Co. Ltd., Class A	14,900	18,626
	Chengxin Lithium Group Co. Ltd., Class A	22,700	46,489
	Chengzhi Co. Ltd., Class A	20,300	22,826
	Chervon Holdings Ltd.	28,800	75,842
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	34,937
*	China Aerospace International Holdings Ltd.	690,000	38,836
	China Aircraft Leasing Group Holdings Ltd.	85,000	34,959

		Shares	Value»
CHINA — (Continued)
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	$30,726
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	40,691
	China Baoan Group Co. Ltd., Class A	17,600	26,844
	China BlueChemical Ltd., Class H	596,000	154,906
*Ω	China Bohai Bank Co. Ltd., Class H	333,000	42,398
*	China Boton Group Co. Ltd.	118,000	27,128
	China CAMC Engineering Co. Ltd., Class A	30,400	34,278
	China Chunlai Education Group Co. Ltd.	44,000	24,420
#	China Cinda Asset Management Co. Ltd., Class H	3,556,000	686,025
	China CITIC Bank Corp. Ltd., Class H	1,222,000	761,606
	China Coal Energy Co. Ltd., Class H	626,000	780,921
	China Coal Xinji Energy Co. Ltd., Class A	48,400	55,269
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
	China Communications Services Corp. Ltd., Class H	962,000	516,833
	China Conch Environment Protection Holdings Ltd.	434,000	46,698
	China Conch Venture Holdings Ltd.	500,500	463,615
	China Construction Bank Corp., Class H	9,204,000	7,144,481
	China CSSC Holdings Ltd., Class A	4,300	22,201
	China CYTS Tours Holding Co. Ltd., Class A	20,900	29,802

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	$174,981
	China Design Group Co. Ltd., Class A	19,400	25,581
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	110,415
	China Dongxiang Group Co. Ltd.	1,100,000	50,156
#Ω	China East Education Holdings Ltd.	244,500	89,799
#*	China Eastern Airlines Corp. Ltd., Class H	388,000	112,376
	China Education Group Holdings Ltd.	469,741	293,164
#	China Electronics Huada Technology Co. Ltd.	276,000	49,348
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	27,457
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	326,000	43,977
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	144,690
	China Everbright Bank Co. Ltd., Class H	406,000	137,236
	China Everbright Environment Group Ltd.	827,111	400,529
	China Everbright Ltd.	318,000	206,882
	China Everbright Water Ltd.	52,712	9,955
Ω	China Feihe Ltd.	1,277,000	963,808
*	China Film Co. Ltd., Class A	18,541	29,911
*	China Financial Services Holdings Ltd.	19,600	5,554
*	China First Heavy Industries Co. Ltd., Class A	56,700	25,429
	China Foods Ltd.	374,000	120,154
	China Galaxy Securities Co. Ltd., Class H	729,500	649,385

		Shares	Value»
CHINA — (Continued)
	China Gas Holdings Ltd.	983,800	$844,842
*	China Glass Holdings Ltd.	312,000	23,037
*	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	83,547
	China Great Wall Securities Co. Ltd., Class A	49,600	59,562
*	China Greatwall Technology Group Co. Ltd., Class A	28,100	62,517
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	45,527
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	510
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	29,854
	China Hanking Holdings Ltd.	274,000	30,735
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	32,949
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	23,454
	China Hongqiao Group Ltd.	965,000	1,550,460
#††	China Huiyuan Juice Group Ltd.	269,535	12,156
Ω	China International Capital Corp. Ltd., Class H	246,000	444,596
	China International Marine Containers Group Co. Ltd., Class H	423,600	333,548
	China Isotope & Radiation Corp.	7,600	11,022
	China Jinmao Holdings Group Ltd.	2,083,485	323,444
	China Jushi Co. Ltd., Class A	66,065	104,981

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Kepei Education Group Ltd.	178,000	$29,304
	China Kings Resources Group Co. Ltd., Class A	13,926	51,222
	China Leadshine Technology Co. Ltd., Class A	8,300	28,786
	China Lesso Group Holdings Ltd.	459,000	228,643
	China Life Insurance Co. Ltd., Class H	308,000	652,880
	China Lilang Ltd.	179,000	88,449
*Ω	China Literature Ltd.	95,800	345,893
	China Longyuan Power Group Corp. Ltd., Class H	446,000	396,586
	China Medical System Holdings Ltd.	473,000	473,119
	China Meheco Group Co. Ltd., Class A	20,340	32,529
	China Meidong Auto Holdings Ltd.	278,000	80,258
	China Mengniu Dairy Co. Ltd.	999,000	2,237,219
	China Merchants Bank Co. Ltd., Class H	593,500	2,904,307
	China Merchants Energy Shipping Co. Ltd., Class A	134,520	127,070
	China Merchants Port Holdings Co. Ltd.	461,993	759,755
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	37,571
#Ω	China Merchants Securities Co. Ltd., Class H	66,220	112,617
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	78,515
	China Minsheng Banking Corp. Ltd., Class H	744,900	276,670
#	China Modern Dairy Holdings Ltd.	1,249,000	131,018
	China National Accord Medicines Corp. Ltd., Class A	13,130	51,432

		Shares	Value»
CHINA — (Continued)
	China National Building Material Co. Ltd., Class H	1,600,350	$680,855
	China National Chemical Engineering Co. Ltd., Class A	55,700	63,340
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	46,329
	China National Medicines Corp. Ltd., Class A	10,000	44,422
	China National Nuclear Power Co. Ltd., Class A	285,772	403,768
Ω	China New Higher Education Group Ltd.	277,000	63,700
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	40,932
	China Nonferrous Mining Corp. Ltd.	496,000	351,695
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	26,793
*	China Oil & Gas Group Ltd.	1,408,000	36,740
	China Oilfield Services Ltd., Class H	552,000	516,488
	China Oriental Group Co. Ltd.	452,000	72,121
	China Overseas Grand Oceans Group Ltd.	683,283	180,005
	China Overseas Land & Investment Ltd.	555,500	1,061,459
	China Overseas Property Holdings Ltd.	560,000	430,555
	China Pacific Insurance Group Co. Ltd., Class H	300,200	1,042,550
	China Petroleum & Chemical Corp., Class H	3,526,000	1,986,162

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Power International Development Ltd.	1,176,999	$505,287
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	24,900	23,980
	China Railway Group Ltd., Class H	569,000	283,942
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	39,528
	China Railway Materials Co. Ltd., Class A	100,200	39,394
Ω	China Railway Signal & Communication Corp. Ltd., Class H	359,000	147,975
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	31,499
*	China Rare Earth Holdings Ltd.	768,399	41,316
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	12,365
	China Reinsurance Group Corp., Class H	1,934,000	230,377
	China Resources Beer Holdings Co. Ltd.	482,807	1,788,459
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	1,500	6,534
	China Resources Building Materials Technology Holdings Ltd.	884,000	228,618
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	72,227
	China Resources Gas Group Ltd.	319,100	1,230,331
	China Resources Land Ltd.	599,500	1,998,393

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	337,000	$168,095
Ω	China Resources Mixc Lifestyle Services Ltd.	208,800	861,387
Ω	China Resources Pharmaceutical Group Ltd.	653,000	461,884
#	China Resources Power Holdings Co. Ltd.	312,690	752,175
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,784	68,295
#	China Risun Group Ltd.	483,000	203,667
#*	China Ruyi Holdings Ltd.	1,028,000	252,424
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	46,815
*	China Shanshui Cement Group Ltd.	204,000	13,409
Ω	China Shengmu Organic Milk Ltd.	1,189,000	27,138
	China Shenhua Energy Co. Ltd., Class H	712,000	3,082,904
	China Shineway Pharmaceutical Group Ltd.	137,000	162,385
	China South Publishing & Media Group Co. Ltd., Class A	45,700	77,679
*	China Southern Airlines Co. Ltd., Class H	490,000	214,172
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	27,900	18,433
	China State Construction Development Holdings Ltd.	224,000	57,708

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	270,029	$228,710
	China State Construction International Holdings Ltd.	710,000	1,042,099
*	China Sunshine Paper Holdings Co. Ltd.	260,000	66,592
	China Suntien Green Energy Corp. Ltd., Class H	450,000	204,725
	China Taiping Insurance Holdings Co. Ltd.	574,200	989,030
	China Testing & Certification International Group Co. Ltd., Class A	15,338	14,734
*††	China Tianrui Group Cement Co. Ltd.	28,000	65
	China Tianying, Inc., Class A	79,700	55,024
	China Tobacco International HK Co. Ltd.	82,000	265,422
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	5,900	40,288
Ω	China Tower Corp. Ltd., Class H	14,618,000	1,972,419
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	343,510
	China TransInfo Technology Co. Ltd., Class A	30,900	44,535
	China Travel International Investment Hong Kong Ltd.	808,000	105,983
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	40,716
#*	China Vanke Co. Ltd., Class H	532,884	507,338
*††	China Vered Financial Holding Corp. Ltd.	4,380,000	31,103
	China Water Affairs Group Ltd.	196,000	119,439

		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co. Ltd., Class A	32,100	$33,473
	China World Trade Center Co. Ltd., Class A	12,800	41,278
	China XD Electric Co. Ltd., Class A	20,200	23,449
	China XLX Fertiliser Ltd.	218,000	114,261
	China Yangtze Power Co. Ltd., Class A	74,800	289,988
	China Yongda Automobiles Services Holdings Ltd.	372,000	76,743
*Ω	China Youran Dairy Group Ltd.	278,000	47,632
*Ω	China Yuhua Education Corp. Ltd.	554,000	29,153
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	56,619
	China Zheshang Bank Co. Ltd., Class H	654,000	181,643
††	China Zhongwang Holdings Ltd.	809,600	32,804
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	16,047
#	Chinasoft International Ltd.	954,000	697,747
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	24,968
	Chongqing Brewery Co. Ltd., Class A	4,200	34,301
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	60,671
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	38,568
	Chongqing Department Store Co. Ltd., Class A	11,000	34,103

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	$83,683
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	32,160	67,725
	Chongqing Gas Group Corp. Ltd., Class A	23,600	20,031
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	39,739
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	38,646
	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	318,350
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	67,273
	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	45,117
	Chongqing Zhifei Biological Products Co. Ltd., Class A	25,950	103,589
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	24,984
	Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	55,823
	CIG Shanghai Co. Ltd., Class A	5,800	30,136
	CIMC Enric Holdings Ltd.	266,000	224,489
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	41,052
	CITIC Heavy Industries Co. Ltd., Class A	43,000	26,687
	CITIC Ltd.	737,000	865,687
	CITIC Resources Holdings Ltd.	1,158,000	62,478
	CITIC Securities Co. Ltd., Class H	135,475	374,160
	City Development Environment Co. Ltd., Class A	24,900	47,179
*	Citychamp Watch & Jewellery Group Ltd.	440,000	53,223

		Shares	Value»
CHINA — (Continued)
*Ω	Cloud Music, Inc.	2,300	$36,808
#*	ClouDr Group Ltd.	207,100	34,376
#*	CMGE Technology Group Ltd.	538,000	54,303
	CMOC Group Ltd., Class H	429,000	355,111
	CMST Development Co. Ltd., Class A	63,900	47,175
*	CNFinance Holdings Ltd., ADR	6,181	6,614
	CNGR Advanced Material Co. Ltd., Class A	7,810	42,116
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	39,980
	CNOOC Energy Technology & Services Ltd., Class A	53,200	32,634
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	38,627
*	COFCO Biotechnology Co. Ltd., Class A	32,100	26,319
#*	COFCO Joycome Foods Ltd.	1,056,000	208,953
	COFCO Sugar Holding Co. Ltd., Class A	41,100	56,459
	Cofoe Medical Technology Co. Ltd., Class A	6,200	33,006
*	Comba Telecom Systems Holdings Ltd.	652,000	93,251
	Concord New Energy Group Ltd.	2,470,000	168,539
	Consun Pharmaceutical Group Ltd.	165,000	175,842
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	873,227
	Continental Aerospace Technologies Holding Ltd.	1,578,866	26,664
#	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	149,627

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	376,000	$359,862
	COSCO SHIPPING Holdings Co. Ltd., Class H	602,800	892,708
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	123,607
	COSCO SHIPPING Ports Ltd.	469,878	268,702
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	56,800	58,268
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	27,013
*	CPMC Holdings Ltd.	280,000	244,333
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	41,771
	CRRC Corp. Ltd., Class H	518,000	335,285
#Ω	CSC Financial Co. Ltd., Class H	35,500	42,336
	CSG Holding Co. Ltd., Class A	62,295	48,253
	CSPC Pharmaceutical Group Ltd.	2,384,800	1,765,546
	CSSC Hong Kong Shipping Co. Ltd.	478,000	101,138
*	CSSC Science & Technology Co. Ltd., Class A	9,800	18,763
	CTS International Logistics Corp. Ltd., Class A	45,970	40,015
*	CWT International Ltd.	1,480,000	15,867
	Daan Gene Co. Ltd., Class A	38,400	33,373
#*	Dada Nexus Ltd., ADR	18,271	30,513
	Dajin Heavy Industry Co. Ltd., Class A	7,900	26,233
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	31,323
#	Dalipal Holdings Ltd.	118,000	60,820
	Daqin Railway Co. Ltd., Class A	135,065	123,659

		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	5,720	$14,600
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,836	58,754
#	Datang International Power Generation Co. Ltd., Class H	674,000	131,538
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	22,637
	DBG Technology Co. Ltd., Class A	20,000	103,641
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	27,745
	Deppon Logistics Co. Ltd., Class A	15,200	30,558
*	Dezhan Healthcare Co. Ltd., Class A	66,100	27,980
	DHC Software Co. Ltd., Class A	53,200	54,696
	Dian Diagnostics Group Co. Ltd., Class A	15,300	27,366
	Digital China Group Co. Ltd., Class A	15,500	76,653
#	Digital China Holdings Ltd.	201,000	71,900
	Digital China Information Service Group Co. Ltd., Class A	17,600	30,329
*	Dingdang Health Technology Group Ltd.	157,000	11,667
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	47,848
	Dongfang Electric Corp. Ltd., Class H	84,200	110,505
	Dongfang Electronics Co. Ltd., Class A	26,700	43,130
	DongFeng Automobile Co. Ltd., Class A	24,900	22,985
*	Dongfeng Motor Group Co. Ltd., Class H	770,000	237,409
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	7,823

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	26,300	$39,876
	Dongguan Rural Commercial Bank Co. Ltd., Class H	18,000	9,126
	Dongxing Securities Co. Ltd., Class A	45,600	70,512
	Dongyue Group Ltd.	532,000	433,607
#*	DouYu International Holdings Ltd., ADR	11,065	119,721
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	52,264
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	23,105
#*Ω	East Buy Holding Ltd.	46,000	87,820
	East Money Information Co. Ltd., Class A	19,427	63,250
	Easyhome New Retail Group Co. Ltd., Class A	87,800	34,775
	E-Commodities Holdings Ltd.	660,000	121,402
	Ecovacs Robotics Co. Ltd., Class A	4,100	30,066
	Edifier Technology Co. Ltd., Class A	17,400	36,714
	Edvantage Group Holdings Ltd.	109,630	33,296
	EEKA Fashion Holdings Ltd.	92,000	99,388
	Electric Connector Technology Co. Ltd., Class A	5,100	32,143
*	Elion Energy Co. Ltd., Class A	92,870	4,960
	ENN Energy Holdings Ltd.	126,600	891,934
	ENN Natural Gas Co. Ltd., Class A	28,500	73,516
	Eoptolink Technology, Inc. Ltd., Class A	4,800	87,026
	Era Co. Ltd., Class A	31,300	19,823
	Essex Bio-technology Ltd.	122,000	42,068
	Eternal Asia Supply Chain Management Ltd., Class A	108,600	95,252

		Shares	Value»
CHINA — (Continued)
	EVA Precision Industrial Holdings Ltd.	414,000	$36,154
	Eve Energy Co. Ltd., Class A	9,800	66,899
	Ever Sunshine Services Group Ltd.	240,000	77,504
Ω	Everbright Securities Co. Ltd., Class H	80,600	78,800
*	EverChina International Holdings Co. Ltd.	335,000	4,792
*Ω	Everest Medicines Ltd.	40,000	161,996
	Explosive Co. Ltd., Class A	17,800	30,845
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,775	23,667
	Fangda Carbon New Material Co. Ltd., Class A	52,700	39,183
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	43,147
*	Fanhua, Inc., Sponsored ADR	17,180	20,702
	Far East Horizon Ltd.	529,000	370,982
	Far East Smarter Energy Co. Ltd., Class A	43,800	32,501
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	17,689
	FAW Jiefang Group Co. Ltd., Class A	26,900	32,585
	FAWER Automotive Parts Co. Ltd., Class A	37,700	28,047
	Feilong Auto Components Co. Ltd., Class A	18,000	26,979
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	44,904
	Fibocom Wireless, Inc., Class A	19,400	44,636
*	FIH Mobile Ltd.	1,063,000	122,493
*	Financial Street Holdings Co. Ltd., Class A	69,000	34,694

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	49,916	$302,491
	First Capital Securities Co. Ltd., Class A	37,100	44,783
	First Tractor Co. Ltd., Class H	102,000	91,198
#	Flat Glass Group Co. Ltd., Class H	116,000	236,393
	Focus Lightings Tech Co. Ltd., Class A	17,600	29,627
	Focus Media Information Technology Co. Ltd., Class A	111,000	112,519
*	Focused Photonics Hangzhou, Inc., Class A	13,500	33,490
	Foryou Corp., Class A	12,800	53,415
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	21,050
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	89,379
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	20,290
	Fosun International Ltd.	713,572	405,123
	Founder Securities Co. Ltd., Class A	54,100	65,788
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	381,338
#	Fu Shou Yuan International Group Ltd.	482,000	244,788
	Fufeng Group Ltd.	650,000	367,205
*††	Fuguiniao Co. Ltd., Class H	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	24,664
	Fujian Funeng Co. Ltd., Class A	25,170	33,262
	Fujian Longking Co. Ltd., Class A	33,901	64,216
	Fujian Star-net Communication Co. Ltd., Class A	22,400	55,086

		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	29,700	$59,728
*	Fulin Precision Co. Ltd., Class A	25,600	46,244
	Fushun Special Steel Co. Ltd., Class A	44,200	43,555
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	155,600	1,100,651
Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	214,749
	Gansu Energy Chemical Co. Ltd., Class A	69,800	26,760
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	34,175
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	29,692
	Gaona Aero Material Co. Ltd., Class A	15,680	37,872
	Gaush Meditech Ltd.	10,800	15,154
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	45,842
	GCL Energy Technology Co. Ltd., Class A	44,900	51,395
#*	GCL New Energy Holdings Ltd.	250,000	15,080
#*	GCL Technology Holdings Ltd.	3,085,000	681,190
	GD Power Development Co. Ltd., Class A	67,800	46,122
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	751,634
	Geely Automobile Holdings Ltd.	1,778,000	3,125,543
	GEM Co. Ltd., Class A	43,800	42,942
	Gemdale Corp., Class A	52,100	44,890
#	Gemdale Properties & Investment Corp. Ltd.	2,404,000	88,279
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	197,066

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Genimous Technology Co. Ltd., Class A	29,000	$47,405
	GEPIC Energy Development Co. Ltd., Class A	30,000	28,348
	Getein Biotech, Inc., Class A	8,036	9,583
	GF Securities Co. Ltd., Class H	260,600	370,213
Ω	Giant Biogene Holding Co. Ltd.	113,200	767,761
	Giant Network Group Co. Ltd., Class A	23,100	40,415
	Ginlong Technologies Co. Ltd., Class A	1,550	15,734
	Glarun Technology Co. Ltd., Class A	11,900	30,222
#*	Global New Material International Holdings Ltd.	136,000	64,182
	GoerTek, Inc., Class A	14,900	48,916
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	32,541
	Goldenmax International Group Ltd., Class A	21,100	24,935
	Goldwind Science & Technology Co. Ltd., Class H	235,947	200,427
	Goneo Group Co. Ltd., Class A	2,320	23,771
*	Goodbaby International Holdings Ltd.	422,000	46,108
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	18,507
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	8,820
	Gotion High-tech Co. Ltd., Class A	13,660	43,640
	Grand Pharmaceutical Group Ltd., Class L	387,500	227,112
	Grandblue Environment Co. Ltd., Class A	13,500	41,922
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	44,669

		Shares	Value»
CHINA — (Continued)
	Great Wall Motor Co. Ltd., Class H	307,000	$488,185
*	Greatoo Intelligent Equipment, Inc., Class A	66,300	34,047
	Greatview Aseptic Packaging Co. Ltd.	338,000	104,921
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	188,313
*	Gree Real Estate Co. Ltd., Class A	23,800	24,072
	Greentown China Holdings Ltd.	443,500	587,448
#Ω	Greentown Management Holdings Co. Ltd.	227,000	101,673
	Greentown Service Group Co. Ltd.	408,000	214,389
	GRG Banking Equipment Co. Ltd., Class A	25,300	43,731
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	50,830
	Grinm Advanced Materials Co. Ltd., Class A	10,300	16,606
	Guangdong Advertising Group Co. Ltd., Class A	30,400	28,290
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	25,353
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	15,220
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	43,829
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	46,071
	Guangdong DFP New Material Group Co. Ltd.	35,900	18,037
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	30,692

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHINA — (Continued)
Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	$38,444
Guangdong Dowstone Technology Co. Ltd., Class A	25,000	43,999
Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	31,506
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	54,306
Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	9,738
Guangdong Haid Group Co. Ltd., Class A	11,600	71,554
Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	26,752
Guangdong Hongda Holdings Group Co. Ltd., Class A	25,300	89,438
Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	34,454
Guangdong Huate Gas Co. Ltd., Class A	3,235	24,070
Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	18,630
Guangdong Investment Ltd.	612,000	389,585
Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	28,849
Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	62,545
Guangdong Sirio Pharma Co. Ltd., Class A	6,110	22,450
Guangdong South New Media Co. Ltd., Class A	6,200	34,591

		Shares	Value»
CHINA — (Continued)
	Guangdong Tapai Group Co. Ltd., Class A	34,600	$38,239
	Guangdong Topstar Technology Co. Ltd., Class A	10,500	19,233
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	26,143
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	57,411
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	24,730
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	21,316
	Guanghui Energy Co. Ltd., Class A	71,000	76,210
*	Guanghui Logistics Co. Ltd., Class A	38,800	44,918
	Guangshen Railway Co. Ltd., Class H	556,000	154,410
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	31,081
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	72,568
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	19,069
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	36,871
#	Guangzhou Automobile Group Co. Ltd., Class H	725,200	254,208
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	28,700	39,098
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	136,657

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	$29,016
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	23,688
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	15,201
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	32,889
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	46,055
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	19,340
	Guangzhou Port Co. Ltd., Class A	49,400	24,254
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	29,796
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,600	53,661
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	34,103
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,934	53,064
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	31,854
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	64,568	70,513
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	22,834
	Guilin Layn Natural Ingredients Corp., Class A	22,500	25,806
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,500	15,636

		Shares	Value»
CHINA — (Continued)
	Guizhou Chanhen Chemical Corp., Class A	16,600	$49,639
	Guizhou Gas Group Corp. Ltd., Class A	25,200	25,454
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	50,064
	Guizhou Tyre Co. Ltd., Class A	53,700	37,364
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	36,155
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	20,455
*	Guoguang Electric Co. Ltd., Class A	14,500	27,003
#	Guolian Securities Co. Ltd., Class H	37,500	20,812
	Guomai Technologies, Inc., Class A	32,100	37,743
	Guosen Securities Co. Ltd., Class A	24,600	39,896
*	Guosheng Financial Holding, Inc., Class A	32,300	52,312
#Ω	Guotai Junan Securities Co. Ltd., Class H	75,400	110,468
	Guoyuan Securities Co. Ltd., Class A	61,430	73,136
#	Gushengtang Holdings Ltd.	23,800	111,843
	H World Group Ltd. (1179 HK)	214,000	787,691
	H World Group Ltd. (HTHT US), ADR	10,128	371,596
#*Ω	Haichang Ocean Park Holdings Ltd.	981,000	90,734
Ω	Haidilao International Holding Ltd.	385,000	776,514
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	193,565
	Haier Smart Home Co. Ltd. (6690 HK), Class H	453,599	1,646,213
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	9,776

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	$16,862
	Hainan Haide Capital Management Co. Ltd., Class A	44,660	52,797
	Hainan Jinpan Smart Technology Co. Ltd., Class A	2,327	11,398
*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	108,981
	Hainan Mining Co. Ltd., Class A	36,600	35,827
	Hainan Strait Shipping Co. Ltd., Class A	50,600	41,992
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	28,003
	Haitian International Holdings Ltd.	270,000	746,815
#	Haitong Securities Co. Ltd., Class H	585,600	487,748
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	55,670
	Hand Enterprise Solutions Co. Ltd., Class A	42,600	56,702
	Hangcha Group Co. Ltd., Class A	16,296	40,388
	Hangjin Technology Co. Ltd., Class A	8,600	21,787
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	31,933
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	38,617
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	19,739
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	17,601
	Hangzhou First Applied Material Co. Ltd., Class A	9,408	24,696

		Shares	Value»
CHINA — (Continued)
	Hangzhou Great Star Industrial Co. Ltd., Class A	12,800	$51,551
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	20,877
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	13,600	23,387
	Hangzhou Iron & Steel Co., Class A	73,700	42,537
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	23,482
	Hangzhou Onechance Tech Corp., Class A	5,700	16,678
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	37,128
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	48,875
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	32,756
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	24,124
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	76,303
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	195,850
*Ω	Harbin Bank Co. Ltd., Class H	702,000	32,884
	Harbin Boshi Automation Co. Ltd., Class A	13,300	27,606
	Harbin Electric Co. Ltd., Class H	254,000	83,984
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	22,653
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	28,350
	HBIS Resources Co. Ltd., Class A	21,000	43,305

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	HBM Holdings Ltd.	148,000	$23,040
	Health & Happiness H&H International Holdings Ltd.	95,500	125,405
*	Healthcare Co. Ltd., Class A	15,800	14,099
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	45,307
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	22,467
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	56,706
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	24,741
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	39,896
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	49,634
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	54,227
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	22,999
#	Helens International Holdings Co. Ltd.	102,000	30,034
	Hello Group, Inc., Sponsored ADR	42,616	301,295
	Henan Liliang Diamond Co. Ltd., Class A	9,100	36,482
	Henan Lingrui Pharmaceutical Co., Class A	16,300	49,153
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	46,819
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	133,577

		Shares	Value»
CHINA — (Continued)
	Henan Shuanghui Investment & Development Co. Ltd., Class A	25,600	$89,582
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	31,560
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	30,756
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	19,797
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	16,655
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	45,760
	Hengan International Group Co. Ltd.	234,000	690,969
*	Hengdeli Holdings Ltd.	570,289	9,610
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	87,079
	Hengli Petrochemical Co. Ltd., Class A	35,200	67,982
	Hengtong Optic-electric Co. Ltd., Class A	21,600	52,596
	Hengyi Petrochemical Co. Ltd., Class A	54,250	48,700
#*	Hesai Group, ADR	19,865	89,392
	Hesteel Co. Ltd., Class A	139,500	43,311
	Hexing Electrical Co. Ltd., Class A	4,000	21,712
*	Hi Sun Technology China Ltd.	819,000	44,231
	Hisense Home Appliances Group Co. Ltd., Class H	137,000	434,055
	Hisense Visual Technology Co. Ltd., Class A	18,300	57,384
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	54,798
	HLA Group Corp. Ltd., Class A	84,200	67,378

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	$33,930
*	HNA Technology Co. Ltd., Class A	65,200	25,755
	Hongfa Technology Co. Ltd., Class A	12,060	51,361
	Hongli Zhihui Group Co. Ltd., Class A	18,300	19,645
	Hongta Securities Co. Ltd., Class A	18,450	22,032
#*	Hopson Development Holdings Ltd.	413,086	185,018
*	Horizon Construction Development Ltd.	117,554	23,661
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	28,242
	Hoyuan Green Energy Co. Ltd., Class A	16,828	56,312
Ω	Hua Hong Semiconductor Ltd.	239,000	668,458
	Huaan Securities Co. Ltd., Class A	67,020	57,970
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	25,755
	Huadian Heavy Industries Co. Ltd., Class A	33,400	28,084
	Huadian Power International Corp. Ltd., Class H	272,000	135,147
	Huadong Medicine Co. Ltd., Class A	12,000	55,730
	Huafon Chemical Co. Ltd., Class A	55,200	62,914
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	58,163
*	Huafu Fashion Co. Ltd., Class A	75,800	41,716
	Huagong Tech Co. Ltd., Class A	6,100	33,652
	Huaibei Mining Holdings Co. Ltd., Class A	39,200	85,217
	Huaihe Energy Group Co. Ltd., Class A	88,000	46,290
	Hualan Biological Engineering, Inc., Class A	10,669	24,724

		Shares	Value»
CHINA — (Continued)
	Huaming Power Equipment Co. Ltd., Class A	8,300	$19,985
	Huaneng Power International, Inc., Class H	676,000	362,199
	Huangshan Novel Co. Ltd., Class A	15,300	22,188
	Huangshan Tourism Development Co. Ltd., Class A	15,500	24,639
	Huapont Life Sciences Co. Ltd., Class A	52,000	33,677
Ω	Huatai Securities Co. Ltd., Class H	284,200	481,056
	Huaxi Securities Co. Ltd., Class A	37,200	44,172
	Huaxia Bank Co. Ltd., Class A	75,900	75,433
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	110,241
	Huayu Automotive Systems Co. Ltd., Class A	32,551	69,061
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	50,100	25,235
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	18,900
*	Hubei Dinglong Co. Ltd., Class A	6,400	24,288
	Hubei Energy Group Co. Ltd., Class A	31,500	22,085
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	96,774
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	87,830
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	52,306
	Hubei Zhenhua Chemical Co. Ltd., Class A	14,900	27,174
	Huishang Bank Corp. Ltd., Class H	216,400	65,997
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	15,922

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	$64,960
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	83,558
	Hunan Aihua Group Co. Ltd., Class A	11,300	23,063
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	21,351
	Hunan Gold Corp. Ltd., Class A	11,200	26,222
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	7,300	23,885
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	63,935
	Hunan Valin Steel Co. Ltd., Class A	83,640	55,174
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	54,125
	Hundsun Technologies, Inc., Class A	4,976	18,716
	HUYA, Inc., ADR	27,296	94,444
*Ω	Hygeia Healthcare Holdings Co. Ltd.	104,600	236,537
	Hymson Laser Technology Group Co. Ltd., Class A	5,109	27,094
*	Hytera Communications Corp. Ltd., Class A	35,200	140,317
*	HyUnion Holding Co. Ltd., Class A	21,900	20,313
*	IAT Automobile Technology Co. Ltd., Class A	16,000	26,436
#*Ω	iDreamSky Technology Holdings Ltd.	94,800	25,284
	IEIT Systems Co. Ltd., Class A	3,800	24,845
	Iflytek Co. Ltd., Class A	4,200	27,053
	IKD Co. Ltd., Class A	28,200	60,922
*	I-Mab, Sponsored ADR	4,515	4,831

		Shares	Value»
CHINA — (Continued)
*Ω	IMAX China Holding, Inc.	24,000	$25,432
	Imeik Technology Development Co. Ltd., Class A	1,482	44,280
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	2,403,023
	Industrial Bank Co. Ltd., Class A	147,900	380,180
	Industrial Securities Co. Ltd., Class A	56,320	51,697
	Infore Environment Technology Group Co. Ltd., Class A	81,500	55,294
*Ω	Ingdan, Inc.	206,000	39,171
	Inkeverse Group Ltd.	387,000	49,750
*	INKON Life Technology Co. Ltd., Class A	20,900	30,073
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	38,479
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	73,623
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	87,832
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	53,257
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	19,564
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	52,221
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	38,561
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	32,045
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	148,948

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	$74,610
*Ω	InnoCare Pharma Ltd.	72,000	61,250
*Ω	Innovent Biologics, Inc.	43,000	186,928
	Innuovo Technology Co. Ltd., Class A	19,000	19,974
	Inspur Digital Enterprise Technology Ltd.	132,000	55,184
	Intco Medical Technology Co. Ltd., Class A	6,600	24,111
#*	iQIYI, Inc., ADR	161,816	422,340
	iRay Technology Co. Ltd., Class A	1,476	24,370
	IReader Technology Co. Ltd., Class A	7,700	21,260
*	IRICO Display Devices Co. Ltd., Class A	90,900	97,344
	JA Solar Technology Co. Ltd., Class A	40,260	109,545
	Jade Bird Fire Co. Ltd., Class A	25,070	37,073
	Jafron Biomedical Co. Ltd., Class A	10,500	46,085
	Jangho Group Co. Ltd., Class A	34,800	27,954
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	79,706
	JCET Group Co. Ltd., Class A	20,800	116,030
	JCHX Mining Management Co. Ltd., Class A	6,900	38,757
*Ω	JD Health International, Inc.	187,650	671,665
*Ω	JD Logistics, Inc.	481,600	979,998
	JD.com, Inc. (9618 HK), Class A	228,607	4,635,973
	Jenkem Technology Co. Ltd., Class A	866	6,869
	Jiajiayue Group Co. Ltd., Class A	10,300	15,978
	Jiang Su Suyan Jingshen Co. Ltd., Class A	15,400	24,414
	Jiangling Motors Corp. Ltd., Class A	9,800	35,249

	Shares	Value»
CHINA — (Continued)
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	$25,293
Jiangsu Azure Corp., Class A	20,400	26,620
Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	30,366
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	49,193
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	72,380	70,772
Jiangsu Cnano Technology Co. Ltd., Class A	6,886	28,618
Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	38,049
Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	34,332
Jiangsu Etern Co. Ltd., Class A	45,800	34,021
Jiangsu Expressway Co. Ltd., Class H	174,000	175,090
Jiangsu Financial Leasing Co. Ltd., Class A	81,300	58,906
Jiangsu General Science Technology Co. Ltd., Class A	48,800	34,809
Jiangsu Gian Technology Co. Ltd., Class A	5,500	33,701
Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	21,247
Jiangsu Guotai International Group Co. Ltd., Class A	47,900	48,915
Jiangsu Guoxin Corp. Ltd., Class A	22,900	24,860

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	$40,386
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	41,588
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	55,976
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	26,953
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	19,089
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	22,200	25,442
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	41,049
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	46,283
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	28,588
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	49,367
	Jiangsu Leili Motor Co. Ltd., Class A	6,800	27,524
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	6,175	18,598
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	46,773
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	19,218
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	48,052
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	68,918
	Jiangsu Pacific Quartz Co. Ltd., Class A	12,950	55,663

		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	20,500	$28,994
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	43,056
	Jiangsu Shagang Co. Ltd., Class A	51,900	47,084
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	24,047
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,900	40,321
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	27,704
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	9,850
*	Jiangsu Sopo Chemical Co., Class A	19,000	18,847
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,400	25,853
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	26,928
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	53,517
	Jiangsu Yanghe Distillery Co. Ltd., Class A	13,500	152,641
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	66,576
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	21,393
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	51,937

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	$51,100
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	46,288
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	46,811
	Jiangxi Copper Co. Ltd., Class H	345,000	580,327
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	20,461
	Jiangxi Ganneng Co. Ltd., Class A	19,600	24,470
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	38,179
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	27,857
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	14,198
	Jiangxi Wannianqing Cement Co. Ltd., Class A	38,100	29,169
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	34,908
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	12,762
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	50,025
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	20,510
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	38,152
	Jiayou International Logistics Co. Ltd., Class A	8,800	24,569
	Jihua Group Corp. Ltd., Class A	82,900	34,745

		Shares	Value»
CHINA — (Continued)
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	$35,120
*	Jilin Chemical Fibre, Class A	45,300	25,245
	Jilin Electric Power Co. Ltd., Class A	44,000	37,786
	Jinchuan Group International Resources Co. Ltd.	653,000	47,095
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	116,244
	Jingjin Equipment, Inc., Class A	11,200	28,391
	Jinhong Gas Co. Ltd., Class A	6,719	17,996
	Jinhui Liquor Co. Ltd., Class A	8,000	23,058
*	Jinke Smart Services Group Co. Ltd., Class H	26,600	25,879
#	JinkoSolar Holding Co. Ltd., ADR	14,028	372,584
	Jinlei Technology Co. Ltd., Class A	8,500	29,790
	Jinlongyu Group Co. Ltd., Class A	11,300	27,251
	Jinmao Property Services Co. Ltd.	30,120	11,154
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	86,242
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	12,695
	Jinneng Science&Technology Co. Ltd., Class A	32,000	26,498
#Ω	Jinxin Fertility Group Ltd.	858,000	380,613
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	10,190
	JiuGui Liquor Co. Ltd., Class A	3,900	27,672
#Ω	Jiumaojiu International Holdings Ltd.	372,000	160,628
	Jizhong Energy Resources Co. Ltd., Class A	110,900	92,469

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	1,440	$3,481
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	15,465
	JNBY Design Ltd.	88,500	169,366
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	62,376
	Joinn Laboratories China Co. Ltd., Class A	14,624	35,991
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	17,312
	Jointown Pharmaceutical Group Co. Ltd., Class A	74,680	54,282
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	32,497
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	47,907
	Joy City Property Ltd.	1,858,000	57,306
	Joyoung Co. Ltd., Class A	17,316	24,540
	JS Corrugating Machinery Co. Ltd., Class A	14,500	33,308
Ω	JS Global Lifestyle Co. Ltd.	534,500	107,615
	JSTI Group, Class A	30,744	61,000
*	Ju Teng International Holdings Ltd.	328,000	40,760
	Juewei Food Co. Ltd., Class A	14,600	37,356
	Juneyao Airlines Co. Ltd., Class A	23,700	42,532
*Ω	JW Cayman Therapeutics Co. Ltd.	66,000	11,497
*	JY Grandmark Holdings Ltd.	98,000	4,793
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	33,276
	Kaishan Group Co. Ltd., Class A	13,200	17,716

		Shares	Value»
CHINA — (Continued)
	Kangji Medical Holdings Ltd.	101,000	$75,259
*	Kasen International Holdings Ltd.	126,000	4,877
*	KBC Corp. Ltd., Class A	2,693	9,506
	Keboda Technology Co. Ltd., Class A	1,800	14,356
	Keda Industrial Group Co. Ltd., Class A	43,500	51,451
	Keeson Technology Corp. Ltd., Class A	8,576	11,270
	Kehua Data Co. Ltd., Class A	9,400	34,963
*	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	38,974
	Kidswant Children Products Co. Ltd., Class A	45,900	72,097
	Kinetic Development Group Ltd.	592,000	115,502
	Kingboard Holdings Ltd.	269,500	652,584
	Kingboard Laminates Holdings Ltd.	322,000	279,810
*	KingClean Electric Co. Ltd., Class A	9,180	31,950
	Kingnet Network Co. Ltd., Class A	25,800	48,357
*	Kingsoft Cloud Holdings Ltd.	350,000	67,129
	Kingsoft Corp. Ltd.	221,800	764,377
	Konfoong Materials International Co. Ltd., Class A	3,000	28,448
*	Konka Group Co. Ltd., Class A	49,000	48,610
	KPC Pharmaceuticals, Inc., Class A	12,100	25,868
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	23,109
*Ω	Kuaishou Technology	366,400	2,159,198
	Kuangda Technology Group Co. Ltd., Class A	43,400	33,799
	Kunlun Energy Co. Ltd.	1,426,000	1,352,363
	Kunshan Dongwei Technology Co. Ltd., Class A	2,147	8,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	$33,312
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	29,257
	Kweichow Moutai Co. Ltd., Class A	6,038	1,296,841
	Lakala Payment Co. Ltd., Class A	25,600	80,102
	Lancy Co. Ltd., Class A	9,300	23,159
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	28,542
	Lao Feng Xiang Co. Ltd., Class A	6,800	46,942
	Laobaixing Pharmacy Chain JSC, Class A	23,663	53,945
	Launch Tech Co. Ltd., Class H	40,500	28,981
	LB Group Co. Ltd., Class A	36,700	97,243
	Lee & Man Chemical Co. Ltd.	62,000	29,761
	Lee & Man Paper Manufacturing Ltd.	442,000	136,363
	Lee’s Pharmaceutical Holdings Ltd.	149,500	23,119
*Ω	Legend Holdings Corp., Class H	197,200	193,480
	Lenovo Group Ltd.	2,338,000	3,082,971
	Lens Technology Co. Ltd., Class A	60,400	190,684
	Leoch International Technology Ltd.	62,000	12,173
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	31,677
	LexinFintech Holdings Ltd., ADR	38,480	122,174
	Leyard Optoelectronic Co. Ltd., Class A	43,500	32,485
*	Li Auto, Inc. (2015 HK), Class A	50,300	632,527
#*	Li Auto, Inc. (LI US), ADR	857	21,434
	Li Ning Co. Ltd.	921,000	1,879,215
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	25,217

		Shares	Value»
CHINA — (Continued)
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	$8,844
	Liaoning Cheng Da Co. Ltd., Class A	34,800	56,382
	Liaoning Port Co. Ltd., Class H	134,000	12,534
*	Lier Chemical Co. Ltd., Class A	27,380	31,745
*	Lifan Technology Group Co. Ltd., Class A	44,300	47,015
#*	Lifetech Scientific Corp.	672,000	144,358
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,373
	Lingbao Gold Group Co. Ltd., Class H	140,000	63,166
	Lingyi iTech Guangdong Co., Class A	42,100	53,065
#Ω	Linklogis, Inc., Class B	315,000	68,170
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	20,057
	Livzon Pharmaceutical Group, Inc., Class H	43,471	146,386
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	32,626
#	LK Technology Holdings Ltd.	157,250	60,566
	Loncin Motor Co. Ltd., Class A	55,897	64,169
Ω	Longfor Group Holdings Ltd.	518,500	839,973
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	10,580
	LONGi Green Energy Technology Co. Ltd., Class A	33,744	93,718
	Longshine Technology Group Co. Ltd., Class A	25,000	43,335
	Lonking Holdings Ltd.	809,000	155,743
*	Lotus Holdings Co. Ltd.	47,900	32,532
	Lucky Harvest Co. Ltd., Class A	5,700	22,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luenmei Quantum Co. Ltd., Class A	19,608	$16,328
	Luoniushan Co. Ltd., Class A	26,700	23,077
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	9,702
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	20,372
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	21,763
	Luxi Chemical Group Co. Ltd., Class A	47,000	77,289
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	25,146
	Luxshare Precision Industry Co. Ltd., Class A	37,949	223,585
	Luyang Energy-Saving Materials Co. Ltd.	21,000	35,023
#*Ω	Luye Pharma Group Ltd.	736,000	264,358
	Luzhou Laojiao Co. Ltd., Class A	9,000	171,601
*	Maanshan Iron & Steel Co. Ltd., Class H	496,000	78,457
	Maccura Biotechnology Co. Ltd., Class A	16,300	32,179
	Mango Excellent Media Co. Ltd., Class A	20,602	72,633
#*Ω	Maoyan Entertainment	140,400	140,627
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	22,583
Ω	Medlive Technology Co. Ltd.	31,500	34,290
	Meihua Holdings Group Co. Ltd., Class A	65,600	87,303
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	51,411
#Ω	Meitu, Inc.	301,500	102,448
*Ω	Meituan, Class B	100,220	2,368,236

		Shares	Value»
CHINA — (Continued)
	Mesnac Co. Ltd., Class A	30,300	$33,431
	Metallurgical Corp. of China Ltd., Class H	833,000	178,869
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	42,371
	MicroPort NeuroScientific Corp.	44,000	53,148
	Midea Group Co. Ltd., Class A	27,500	275,669
Ω	Midea Real Estate Holding Ltd.	92,800	39,753
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	46,468
	Ming Yang Smart Energy Group Ltd., Class A	21,700	36,700
	Ming Yuan Cloud Group Holdings Ltd.	305,000	105,852
*	Mingfa Group International Co. Ltd.	299,000	5,376
#	MINISO Group Holding Ltd.	138,000	691,566
	Minmetals Capital Co. Ltd., Class A	38,000	39,991
*	Minmetals Development Co. Ltd., Class A	25,100	26,837
*	Minth Group Ltd.	264,000	482,449
	MLS Co. Ltd., Class A	42,600	51,399
*	MMG Ltd.	1,775,200	624,840
*Ω	Mobvista, Inc.	213,000	54,980
*	MOG Digitech Holdings Ltd.	190,000	30,392
	Monalisa Group Co. Ltd., Class A	12,400	15,498
	Moon Environment Technology Co. Ltd., Class A	23,400	35,183
	Morimatsu International Holdings Co. Ltd.	77,000	45,814
*	Muyuan Foods Co. Ltd., Class A	10,867	66,685
	MYS Group Co. Ltd., Class A	22,300	10,280

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	NanJi E-Commerce Co. Ltd., Class A	47,100	$21,444
	Nanjing Cosmos Chemical Co. Ltd., Class A	8,700	32,221
	Nanjing Hanrui Cobalt Co. Ltd., Class A	11,300	56,662
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	72,741
	Nanjing Pharmaceutical Co. Ltd., Class A	38,500	26,641
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	2,241
	Nanjing Securities Co. Ltd., Class A	25,800	32,893
*	Nanjing Tanker Corp., Class A	78,400	37,355
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	28,348
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	53,511
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	17,944
	NARI Technology Co. Ltd., Class A	46,532	170,027
	NAURA Technology Group Co. Ltd., Class A	1,300	71,562
*	NavInfo Co. Ltd., Class A	31,400	45,050
*	Nayuki Holdings Ltd.	237,000	44,691
	NBTM New Materials Group Co. Ltd., Class A	12,900	31,324
	NetDragon Websoft Holdings Ltd.	94,000	122,460
	NetEase, Inc. (NTES US), ADR	31,620	2,545,726
	Neusoft Corp., Class A	18,600	29,097
	New China Life Insurance Co. Ltd., Class H	226,300	763,707
	New Guomai Digital Culture Co. Ltd., Class A	15,700	29,896

		Shares	Value»
CHINA — (Continued)
	New Hope Dairy Co. Ltd., Class A	18,400	$31,815
*	New Hope Liuhe Co. Ltd., Class A	13,100	18,055
	Neway Valve Suzhou Co. Ltd., Class A	16,500	51,445
*	Newborn Town, Inc.	138,000	67,068
	Newland Digital Technology Co. Ltd., Class A	17,900	47,955
	Nexteer Automotive Group Ltd.	346,000	126,271
*	Nine Dragons Paper Holdings Ltd.	563,000	245,192
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	56,906
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	39,584
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	39,388
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	52,063
	Ningbo Jintian Copper Group Co. Ltd., Class A	17,200	13,759
	Ningbo Joyson Electronic Corp., Class A	27,600	64,517
	Ningbo Orient Wires & Cables Co. Ltd., Class A	14,300	113,756
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	21,931
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,804	37,140
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	37,822
	Ningbo Shanshan Co. Ltd., Class A	21,300	27,295
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	21,869
	Ningbo Tuopu Group Co. Ltd., Class A	12,240	74,385

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	$37,248
	Ningbo Yongxin Optics Co. Ltd., Class A	2,900	35,786
	Ningbo Yunsheng Co. Ltd., Class A	34,900	34,197
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	110,807
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	21,110
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	16,300	31,069
*	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	24,129
*	NIO, Inc. (9866 HK), Class A	120,470	619,630
*	Niu Technologies, Sponsored ADR	9,365	21,539
	NKY Medical Holdings Ltd., Class A	10,200	18,017
	Noah Holdings Ltd., Sponsored ADR	14,753	181,757
#Ω	Nongfu Spring Co. Ltd., Class H	258,400	962,761
	Norinco International Cooperation Ltd., Class A	25,280	36,558
	North Copper Co. Ltd., Class A	34,500	43,975
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	35,775
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	41,776
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	46,420
	Northeast Securities Co. Ltd., Class A	59,500	71,432
	Northking Information Technology Co. Ltd., Class A	11,524	25,160
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	21,156

		Shares	Value»
CHINA — (Continued)
*	Nuode New Materials Co. Ltd., Class A	36,100	$20,311
	NYOCOR Co. Ltd., Class A	31,100	24,947
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	6,414
*Ω	Ocumension Therapeutics	68,000	49,134
*	Offcn Education Technology Co. Ltd., Class A	121,700	56,214
	Offshore Oil Engineering Co. Ltd., Class A	83,400	63,580
*	OFILM Group Co. Ltd., Class A	25,500	63,050
	Olympic Circuit Technology Co. Ltd., Class A	6,400	26,490
	Onewo, Inc., Class H	37,500	110,662
	Oppein Home Group, Inc., Class A	11,100	109,852
	Opple Lighting Co. Ltd., Class A	10,400	25,447
	ORG Technology Co. Ltd., Class A	67,184	47,873
	Orient International Enterprise Ltd., Class A	27,900	27,940
	Orient Overseas International Ltd.	42,000	572,511
#Ω	Orient Securities Co. Ltd., Class H	206,800	137,851
*	Oriental Energy Co. Ltd., Class A	38,900	48,288
	Oriental Pearl Group Co. Ltd., Class A	31,900	35,475
	Ovctek China, Inc., Class A	27,280	71,811
	Pacific Online Ltd.	129,000	5,385
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	36,996
	PCI Technology Group Co. Ltd., Class A	48,840	33,645
*	PDD Holdings, Inc., ADR	40,382	4,869,665
*Ω	Peijia Medical Ltd.	89,000	44,448

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	$4,299
*	Pengxin International Mining Co. Ltd., Class A	42,800	19,517
	People.cn Co. Ltd., Class A	6,800	21,782
	People’s Insurance Co. Group of China Ltd. , Class H	988,000	498,697
	Perennial Energy Holdings Ltd.	80,000	11,445
	Perfect World Co. Ltd., Class A	26,800	37,796
	PetroChina Co. Ltd., Class H	3,612,000	2,712,302
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	31,410
#Ω	Pharmaron Beijing Co. Ltd., Class H	56,575	109,441
	PhiChem Corp., Class A	7,100	15,640
	PICC Property & Casualty Co. Ltd., Class H	1,156,000	1,753,617
	Ping An Bank Co. Ltd., Class A	138,100	221,158
*Ω	Ping An Healthcare & Technology Co. Ltd.	210,200	311,656
	Ping An Insurance Group Co. of China Ltd., Class H	949,000	5,879,795
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	100,558
	PNC Process Systems Co. Ltd., Class A	9,640	35,369
	POCO Holding Co. Ltd., Class A	4,400	28,916
*	Polaris Bay Group Co. Ltd., Class A	43,000	47,205
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	48,356
	Poly Property Group Co. Ltd.	734,189	158,430
	Poly Property Services Co. Ltd., Class H	55,000	228,406

		Shares	Value»
CHINA — (Continued)
	Pony Testing International Group Co. Ltd., Class A	8,800	$9,830
Ω	Pop Mart International Group Ltd.	124,800	1,128,303
	Porton Pharma Solutions Ltd., Class A	8,800	22,942
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	547,864
	Pou Sheng International Holdings Ltd.	921,000	68,425
	Power Construction Corp. of China Ltd., Class A	119,400	92,457
*	Powerwin Tech Group Ltd.	32,000	10,563
	Prinx Chengshan Holdings Ltd.	56,500	60,052
#*	Productive Technologies Co. Ltd.	818,000	20,229
	PW Medtech Group Ltd.	171,000	23,497
	Pylon Technologies Co. Ltd., Class A	3,947	27,148
*	Q Technology Group Co. Ltd.	123,000	80,436
*	Qi An Xin Technology Group, Inc., Class A	8,255	36,850
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	26,479
	Qifu Technology, Inc., ADR	48,609	1,594,861
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	26,526
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	48,154
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	20,777
	Qingdao Gaoce Technology Co. Ltd., Class A	13,909	26,866

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Gon Technology Co. Ltd., Class A	8,700	$27,962
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	33,793
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	25,889
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	21,858
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	49,521
Ω	Qingdao Port International Co. Ltd., Class H	81,000	56,751
	Qingdao Rural Commercial Bank Corp., Class A	127,700	52,441
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	80,203
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	36,271
	Qingdao Topscomm Communication, Inc., Class A	24,300	22,704
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	21,812
*	Qinghai Salt Lake Industry Co. Ltd., Class A	10,800	27,235
	Qinhuangdao Port Co. Ltd., Class H	257,000	66,388
*	Qudian, Inc., Sponsored ADR	66,473	155,547
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	28,833
	Quectel Wireless Solutions Co. Ltd., Class A	3,140	23,098
#*	Radiance Holdings Group Co. Ltd.	65,000	25,319

		Shares	Value»
CHINA — (Continued)
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	$22,707
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	34,156
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	26,195
	Raytron Technology Co. Ltd., Class A	3,690	26,215
	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	19,439
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	37,357
#*Ω	Redco Properties Group Ltd.	656,000	37,128
	Renhe Pharmacy Co. Ltd., Class A	37,500	30,393
	Rianlon Corp., Class A	9,300	35,980
	Richinfo Technology Co. Ltd., Class A	11,600	36,293
	Risen Energy Co. Ltd., Class A	29,600	59,903
	Riyue Heavy Industry Co. Ltd., Class A	28,500	52,292
	Rizhao Port Co. Ltd., Class A	88,600	39,375
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,900	54,429
	Rockchip Electronics Co. Ltd., Class A	1,900	23,535
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	18,860
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	46,850
*	Roshow Technology Co. Ltd., Class A	36,600	34,299
	Ruida Futures Co. Ltd., Class A	9,100	20,481
	Runjian Co. Ltd., Class A	11,000	45,897
	Sai Micro Electronics, Inc., Class A	10,600	29,233

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SAIC Motor Corp. Ltd., Class A	38,465	$69,593
	Sailun Group Co. Ltd., Class A	24,800	50,504
	Sanan Optoelectronics Co. Ltd., Class A	13,000	25,058
	Sangfor Technologies, Inc., Class A	2,700	25,087
	Sanquan Food Co. Ltd., Class A	14,960	22,963
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	34,759
	Sansure Biotech, Inc., Class A	14,206	44,873
	Sanwei Holding Group Co. Ltd., Class A	15,469	27,822
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	298,426
	Sany Heavy Industry Co. Ltd., Class A	33,700	86,512
	Satellite Chemical Co. Ltd., Class A	80,627	214,289
	SDIC Capital Co. Ltd., Class A	45,800	51,063
	SDIC Power Holdings Co. Ltd., Class A	35,400	75,697
	Sealand Securities Co. Ltd., Class A	106,219	74,734
*	Seazen Group Ltd.	848,761	256,360
*	Seazen Holdings Co. Ltd., Class A	19,500	39,947
	S-Enjoy Service Group Co. Ltd.	103,000	47,686
	SF Holding Co. Ltd., Class A	55,700	350,278
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	20,752
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	233,540
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	63,704
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	16,906
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	20,183

		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	$141,535
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	23,049
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	24,553
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	15,327
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	19,570
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	32,804
Ω	Shandong Gold Mining Co. Ltd., Class H	99,750	197,613
	Shandong Haihua Co. Ltd., Class A	23,000	18,246
	Shandong Head Group Co. Ltd., Class A	6,900	13,558
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	97,805
	Shandong Hi-speed Co. Ltd., Class A	12,100	14,616
*	Shandong Hi-Speed New Energy Group Ltd.	188,914	36,805
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	58,400	53,011
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	109,336
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	24,219
	Shandong Humon Smelting Co. Ltd., Class A	22,300	34,712

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	$31,958
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	41,939
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	46,176
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,400	36,766
	Shandong Publishing & Media Co. Ltd., Class A	14,300	21,461
	Shandong Sun Paper Industry JSC Ltd., Class A	32,100	58,729
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	35,830
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	916,800	570,508
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	17,296
	Shandong Xiantan Co. Ltd., Class A	21,200	17,900
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	69,942
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	31,335
	Shandong Yulong Gold Co. Ltd., Class A	13,100	22,824
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	33,037
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	29,800	53,669
	Shanghai AJ Group Co. Ltd., Class A	48,900	41,159

		Shares	Value»
CHINA — (Continued)
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	$22,619
	Shanghai AtHub Co. Ltd., Class A	28,616	66,355
	Shanghai Bailian Group Co. Ltd., Class A	42,400	58,289
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	54,349
	Shanghai Baolong Automotive Corp., Class A	5,500	29,643
	Shanghai Baosight Software Co. Ltd., Class A	7,404	27,971
	Shanghai Baosteel Packaging Co. Ltd., Class A	20,000	14,564
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,186	31,509
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	21,209
#	Shanghai Chicmax Cosmetic Co. Ltd.	5,000	22,029
	Shanghai Chinafortune Co. Ltd., Class A	20,100	43,869
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	25,378
	Shanghai Construction Group Co. Ltd., Class A	167,228	59,080
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	24,706	33,532
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	303
#*	Shanghai Electric Group Co. Ltd., Class H	538,000	173,456
	Shanghai Electric Power Co. Ltd., Class A	34,100	45,768

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Environment Group Co. Ltd., Class A	34,800	$41,083
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	15,251
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	152,131
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	59,000	125,643
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	37,646
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	19,999
	Shanghai Gentech Co. Ltd., Class A	4,575	23,872
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	44,007
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	41,195
	Shanghai Huace Navigation Technology Ltd., Class A	5,600	28,894
	Shanghai Huafon Aluminium Corp., Class A	7,600	17,431
	Shanghai Huayi Group Co. Ltd., Class A	47,600	45,005
	Shanghai Industrial Holdings Ltd.	150,000	228,789
	Shanghai Industrial Urban Development Group Ltd.	569,600	32,178
	Shanghai INT Medical Instruments Co. Ltd.	18,200	69,507
	Shanghai International Airport Co. Ltd., Class A	4,100	20,153

		Shares	Value»
CHINA — (Continued)
	Shanghai Jahwa United Co. Ltd., Class A	11,300	$26,159
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	69,389
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	16,704
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	15,987
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	50,986
	Shanghai M&G Stationery, Inc., Class A	7,700	31,391
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	52,728
*	Shanghai Medicilon, Inc., Class A	1,936	9,533
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,966	41,553
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	26,490
	Shanghai Moons’ Electric Co. Ltd., Class A	2,400	15,804
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	268,006
	Shanghai Pioneer Holding Ltd.	237,000	65,422
	Shanghai Pret Composites Co. Ltd., Class A	11,200	13,233
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	18,438
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	203,857
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,977	56,688

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	$27,682
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	49,664
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	28,872
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	47,637
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	17,097
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	72,576
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	26,613
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	37,813
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	23,500	27,312
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,336
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	30,950
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	30,267
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	36,742
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	28,087
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	33,375

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	$36,155
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	34,500	40,094
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	24,525
	Shanjin International Gold Co. Ltd., Class A	44,860	113,047
	Shantui Construction Machinery Co. Ltd., Class A	33,200	41,691
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	27,327
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	77,510
	Shanxi Coking Co. Ltd., Class A	78,560	46,037
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	84,300	97,587
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	25,525
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	49,900
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	35,200	72,126
*	Shanxi Meijin Energy Co. Ltd., Class A	37,000	27,092
	Shanxi Securities Co. Ltd., Class A	61,360	54,849
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	27,856
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,940	167,817
	Sharetronic Data Technology Co. Ltd., Class A	3,000	30,692

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shede Spirits Co. Ltd., Class A	6,900	$61,325
	Shenergy Co. Ltd., Class A	31,800	38,551
	Shengda Resources Co. Ltd., Class A	12,200	25,349
	Shenghe Resources Holding Co. Ltd., Class A	28,400	45,123
	Shengyi Technology Co. Ltd., Class A	10,200	29,376
	Shenma Industry Co. Ltd., Class A	20,400	20,181
	Shennan Circuits Co. Ltd., Class A	3,785	55,489
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	88,422
*	Shenyang Jinbei Automotive Co. Ltd., Class A	24,900	20,606
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,220	39,393
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	37,885
	Shenzhen Airport Co. Ltd., Class A	46,800	45,738
	Shenzhen Aisidi Co. Ltd., Class A	36,600	75,111
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	31,125
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	10,332
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	20,189
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	15,065
	Shenzhen Comix Group Co. Ltd., Class A	13,300	11,179
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	17,489
	Shenzhen Desay Battery Technology Co., Class A	6,528	23,073

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Dynanonic Co. Ltd., Class A	7,864	$43,978
	Shenzhen Energy Group Co. Ltd., Class A	33,500	31,378
	Shenzhen Envicool Technology Co. Ltd., Class A	5,711	25,983
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	27,680	69,577
	Shenzhen Expressway Corp. Ltd., Class H	178,000	161,530
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	28,028
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	24,904
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	16,425
	Shenzhen Gas Corp. Ltd., Class A	35,600	36,746
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	29,199
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	34,014
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	27,500	46,896
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	38,664
	Shenzhen Hopewind Electric Co. Ltd., Class A	18,900	48,803
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	51,532
	Shenzhen International Holdings Ltd.	495,555	420,712
	Shenzhen Investment Ltd.	915,262	112,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	$25,569
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	22,364
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	28,693
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	53,906
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	39,575
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	63,747
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	55,069
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,600	31,110
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	17,200	47,965
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	45,332
	Shenzhen Leaguer Co. Ltd., Class A	45,100	67,235
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	24,272
	Shenzhen Megmeet Electrical Co. Ltd., Class A	15,400	98,053
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	22,571
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,921	221,835
	Shenzhen MTC Co. Ltd., Class A	55,700	41,586

		Shares	Value»
CHINA — (Continued)
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	$44,349
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	18,538
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	31,397
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	47,075
	Shenzhen Pagoda Industrial Group Corp. Ltd.	48,000	9,191
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	24,882
	Shenzhen SC New Energy Technology Corp., Class A	5,800	60,868
	Shenzhen SED Industry Co. Ltd., Class A	11,400	31,355
	Shenzhen SEG Co. Ltd., Class A	23,000	35,742
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	43,073
	Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	39,459
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	58,558
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	15,671
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	42,920
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	39,975
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	31,378
	Shenzhen Topband Co. Ltd., Class A	20,900	34,089

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	$68,520
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,828
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	101,656
*	Shenzhen World Union Group, Inc., Class A	62,600	23,298
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	23,892
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	42,395
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	25,935
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	50,519
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	53,963
	Shenzhou International Group Holdings Ltd.	109,400	844,788
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	25,195
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	23,431
	Shinva Medical Instrument Co. Ltd., Class A	13,260	32,270
#	Shoucheng Holdings Ltd.	738,800	98,609
	Shougang Fushan Resources Group Ltd.	925,525	334,740
*††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	2,310

		Shares	Value»
CHINA — (Continued)
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	$62,205
	Shui On Land Ltd.	1,238,000	113,214
*	Siasun Robot & Automation Co. Ltd., Class A	11,600	22,177
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	94,882
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	17,652
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	32,237
	Sichuan Development Lomon Co. Ltd., Class A	39,300	104,481
	Sichuan EM Technology Co. Ltd., Class A	25,000	30,101
#	Sichuan Expressway Co. Ltd., Class H	138,000	56,124
	Sichuan Furong Technology Co. Ltd., Class A	12,320	27,800
	Sichuan Haite High-tech Co. Ltd., Class A	23,100	38,776
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	60,747
	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	51,082
	Sichuan Injet Electric Co. Ltd., Class A	3,900	27,625
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	11,090
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	84,969
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	28,995
*	Sichuan New Energy Power Co. Ltd., Class A	16,300	26,916

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	$78,089
	Sichuan Swellfun Co. Ltd., Class A	7,100	41,569
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	31,213
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	29,616
	Sieyuan Electric Co. Ltd., Class A	6,700	71,953
*	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	122,597
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	50,724
Ω	Simcere Pharmaceutical Group Ltd.	179,000	161,512
	Sineng Electric Co. Ltd., Class A	3,000	19,224
	Sino Biopharmaceutical Ltd.	3,497,250	1,588,685
	Sinocare, Inc., Class A	5,900	21,580
*	Sinochem International Corp., Class A	74,300	44,200
	Sinofert Holdings Ltd.	910,000	135,560
	Sinofibers Technology Co. Ltd., Class A	6,000	26,120
	Sinolink Securities Co. Ltd., Class A	26,600	34,198
	Sinoma International Engineering Co., Class A	56,100	81,418
	Sinoma Science & Technology Co. Ltd., Class A	22,750	41,485
	Sinomach Automobile Co. Ltd., Class A	35,400	31,940
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	29,323
	Sinomine Resource Group Co. Ltd., Class A	8,520	39,664

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	563,500	$391,276
	Sinopec Kantons Holdings Ltd.	388,000	213,699
*	Sinopec Oilfield Equipment Corp., Class A	29,400	23,542
*	Sinopec Oilfield Service Corp., Class H	954,000	83,226
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	154,030
	Sinopharm Group Co. Ltd., Class H	506,800	1,262,586
	Sino-Platinum Metals Co. Ltd., Class A	20,919	41,635
	Sinoseal Holding Co. Ltd., Class A	2,800	14,290
	Sinosoft Co. Ltd., Class A	13,860	43,270
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	34,622
	Sinosteel New Materials Co. Ltd., Class A	24,200	25,893
	Sinotrans Ltd., Class H	730,000	326,156
	Sinotruk Hong Kong Ltd.	254,500	686,915
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	31,620
	Skshu Paint Co. Ltd., Class A	1,400	8,793
	Skyworth Digital Co. Ltd., Class A	21,087	42,122
	Skyworth Group Ltd.	444,825	176,942
#*††	SMI Holdings Group Ltd.	1	0
Ω	Smoore International Holdings Ltd.	157,000	204,971
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	33,688
*	SOHO China Ltd.	884,500	81,838
	Songcheng Performance Development Co. Ltd., Class A	16,000	21,742
	Sonoscape Medical Corp., Class A	4,600	23,025

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SooChow Securities Co. Ltd., Class A	38,420	$43,952
*	South Manganese Investment Ltd.	460,000	24,731
	Southern Publishing & Media Co. Ltd., Class A	25,700	50,207
	Southwest Securities Co. Ltd., Class A	106,100	71,708
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	45,207
*	Spring Airlines Co. Ltd., Class A	7,600	58,783
	SSY Group Ltd.	765,026	371,393
	Stanley Agricultural Group Co. Ltd., Class A	26,700	27,296
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	42,649
	State Grid Information & Communication Co. Ltd., Class A	10,100	28,951
	State Grid Yingda Co. Ltd., Class A	43,200	35,359
	STO Express Co. Ltd., Class A	36,200	55,209
	Sumavision Technologies Co. Ltd., Class A	15,900	13,415
	Sumec Corp. Ltd., Class A	38,000	48,192
	Sun Art Retail Group Ltd.	540,500	159,081
*	Sun King Technology Group Ltd.	370,000	58,513
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	45,341
	Sungrow Power Supply Co. Ltd., Class A	8,260	105,278
	Suning Universal Co. Ltd., Class A	97,900	32,940
	Sunny Optical Technology Group Co. Ltd.	162,100	1,054,460
	Sunresin New Materials Co. Ltd., Class A	5,064	34,796

		Shares	Value»
CHINA — (Continued)
	Sunstone Development Co. Ltd., Class A	24,000	$46,586
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	40,051
	Sunwoda Electronic Co. Ltd., Class A	14,382	45,755
	Suofeiya Home Collection Co. Ltd., Class A	11,900	32,451
	SUPCON Technology Co. Ltd., Class A	4,279	28,964
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	31,882
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,200	146,179
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	31,794
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	21,228
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	11,418
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	55,367
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	15,465
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	21,445
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,900	87,400
	Suzhou TZTEK Technology Co. Ltd., Class A	5,050	26,059
	SY Holdings Group Ltd.	118,000	104,348
	Symphony Holdings Ltd.	450,000	48,660
	SYoung Group Co. Ltd., Class A	8,100	14,428

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	15,519	$58,241
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	23,989
*	Tangrenshen Group Co. Ltd., Class A	38,200	28,509
*	Tangshan Jidong Cement Co. Ltd., Class A	66,308	55,399
	TangShan Port Group Co. Ltd., Class A	100,337	61,625
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	41,035
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	30,118
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	28,325
	TBEA Co. Ltd., Class A	43,150	85,714
	TCL Electronics Holdings Ltd.	364,666	258,817
	TCL Technology Group Corp., Class A	167,500	124,831
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	80,542
	TDG Holdings Co. Ltd., Class A	44,400	48,366
*††	Tech-Pro, Inc.	1,538,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	20,252
	Tencent Holdings Ltd.	420,100	21,904,892
	Tencent Music Entertainment Group, ADR	46,037	512,392
	Three Squirrels, Inc., Class A	13,400	48,212
	Three’s Co. Media Group Co. Ltd., Class A	9,327	39,992
	Thunder Software Technology Co. Ltd., Class A	1,190	9,690
	Tian An China Investment Co. Ltd.	148,000	75,966

		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	67,200	$58,058
	Tian Lun Gas Holdings Ltd.	35,500	15,477
	Tiande Chemical Holdings Ltd.	68,000	10,287
	Tiangong International Co. Ltd.	390,000	90,007
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	22,045
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	38,914
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	45,772
	Tianjin Port Co. Ltd., Class A	65,600	44,305
	Tianjin Port Development Holdings Ltd.	802,000	68,974
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	44,511
	Tianjin Teda Co. Ltd., Class A	34,500	23,467
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	22,455
*	Tianma Microelectronics Co. Ltd., Class A	37,800	48,611
	Tianneng Battery Group Co. Ltd., Class A	7,253	29,939
#	Tianneng Power International Ltd.	262,000	212,867
#	Tianqi Lithium Corp., Class H	42,800	142,995
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	105,875
	TianShan Material Co. Ltd., Class A	27,200	23,496
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	61,316
*	Tianyun International Holdings Ltd.	138,000	56,804

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	$16,826
	Tibet Mineral Development Co. Ltd., Class A	7,100	21,881
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	45,489
*	Tibet Water Resources Ltd.	405,000	18,295
	Time Interconnect Technology Ltd.	224,000	140,881
	Tingyi Cayman Islands Holding Corp	608,000	887,007
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	53,636
	TKD Science & Technology Co. Ltd., Class A	12,400	27,177
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	31,111
	Toly Bread Co. Ltd., Class A	43,431	36,659
	Tomson Group Ltd.	11,936	3,744
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	149,311
	Tongcheng Travel Holdings Ltd.	410,000	927,596
	TongFu Microelectronics Co. Ltd., Class A	31,000	117,040
	Tongkun Group Co. Ltd., Class A	23,600	39,065
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	34,722
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	72,888
	Tongwei Co. Ltd., Class A	51,937	225,174
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	33,494
	Topchoice Medical Corp., Class A	5,462	38,590

		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	32,900	$36,452
Ω	Topsports International Holdings Ltd.	761,000	253,563
	Towngas Smart Energy Co. Ltd.	240,564	99,005
*	TPV Technology Co. Ltd., Class A	145,100	58,048
	Transfar Zhilian Co. Ltd., Class A	55,900	33,906
	TravelSky Technology Ltd., Class H	234,000	327,971
	Triangle Tyre Co. Ltd., Class A	20,900	42,614
	Trina Solar Co. Ltd., Class A	19,491	68,645
*	Trip.com Group Ltd. (9961 HK)	45,650	2,937,782
#*	Trip.com Group Ltd. (TCOM US), ADR	4,983	320,905
#*	Triumph New Energy Co. Ltd., Class H	62,000	34,994
	Triumph Science & Technology Co. Ltd., Class A	17,500	32,815
	Truking Technology Ltd., Class A	19,000	19,807
	Truly International Holdings Ltd.	670,000	90,938
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	40,229
	Tsingtao Brewery Co. Ltd., Class H	158,000	1,017,375
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	5,949
*	Tuniu Corp., Sponsored ADR	18,660	20,713
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,099	47,793
	Unilumin Group Co. Ltd., Class A	33,796	33,929
	Uni-President China Holdings Ltd.	464,000	434,281
	Unisplendour Corp. Ltd., Class A	13,200	48,452
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	49,671

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	UTour Group Co. Ltd., Class A	26,900	$29,370
	Valiant Co. Ltd., Class A	20,600	30,885
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	6,869
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	12,081
	Vatti Corp. Ltd., Class A	23,800	26,340
*††Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	11,751
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	123,260
	Vipshop Holdings Ltd., ADR	133,611	1,929,343
*	Visionox Technology, Inc., Class A	49,000	65,687
	Visual China Group Co. Ltd., Class A	14,100	29,313
*Ω	Viva Biotech Holdings	484,000	60,566
*	Vnet Group, Inc., ADR	32,709	107,286
	Wangneng Environment Co. Ltd., Class A	12,800	27,018
	Wangsu Science & Technology Co. Ltd., Class A	22,500	30,438
	Wanguo Gold Group Ltd.	82,000	103,629
	Wanhua Chemical Group Co. Ltd., Class A	31,100	329,248
	Want Want China Holdings Ltd.	1,278,000	795,255
	Wanxiang Qianchao Co. Ltd., Class A	35,900	32,904
	Warom Technology, Inc. Co., Class A	7,100	20,447
	Wasion Holdings Ltd.	212,000	160,399
	Wasu Media Holding Co. Ltd., Class A	48,500	50,777
	Weibo Corp. (9898 HK), Class A	2,800	25,535

		Shares	Value»
CHINA — (Continued)
	Weibo Corp. (WB US), Sponsored ADR	20,577	$186,222
	Weichai Power Co. Ltd., Class H	572,000	864,327
	Weifu High-Technology Group Co. Ltd., Class A	15,900	39,685
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	25,196
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	34,215
#*Ω	Weimob, Inc.	227,000	47,129
*	Wellhope Foods Co. Ltd., Class A	19,600	22,577
	Wencan Group Co. Ltd., Class A	9,300	30,688
	Wens Foodstuff Group Co. Ltd., Class A	7,800	20,426
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	27,926
	West China Cement Ltd.	784,000	116,879
	Western Metal Materials Co. Ltd., Class A	12,100	28,843
	Western Mining Co. Ltd., Class A	22,200	54,871
*	Western Region Gold Co. Ltd., Class A	15,600	28,681
	Western Securities Co. Ltd., Class A	46,800	53,851
	Western Superconducting Technologies Co. Ltd., Class A	4,368	30,929
	Wharf Holdings Ltd.	321,000	909,521
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	24,069
	Willfar Information Technology Co. Ltd., Class A	3,260	18,181
	Winall Hi-Tech Seed Co. Ltd., Class A	32,600	62,620
	Windey Energy Technology Group Co. Ltd., Class A	24,290	46,006

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wingtech Technology Co. Ltd., Class A	7,700	$47,110
	Winner Medical Co. Ltd., Class A	9,300	40,821
	Winning Health Technology Group Co. Ltd., Class A	24,900	27,539
	Wolong Electric Group Co. Ltd., Class A	27,800	58,496
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	49,831
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	28,651
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	19,695
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	17,926
	Wuhu Token Science Co. Ltd., Class A	56,700	58,081
	Wuliangye Yibin Co. Ltd., Class A	23,900	493,472
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	30,071
	Wushang Group Co. Ltd., Class A	15,200	17,863
Ω	WuXi AppTec Co. Ltd., Class H	64,039	425,880
	Wuxi Autowell Technology Co. Ltd., Class A	3,745	28,442
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	30,023
*Ω	Wuxi Biologics Cayman, Inc.	873,500	1,855,665
	Wuxi Boton Technology Co. Ltd., Class A	6,600	17,646
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	36,215
	Wuxi NCE Power Co. Ltd., Class A	6,440	32,417

		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	$26,130
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	34,816
	Wuxi Taiji Industry Ltd. Co., Class A	58,300	64,942
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	14,602
	XCMG Construction Machinery Co. Ltd., Class A	56,900	62,041
	XGD, Inc., Class A	19,100	73,867
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	395,000	50,513
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	37,490
	Xiamen Bank Co. Ltd., Class A	73,700	53,994
	Xiamen C & D, Inc., Class A	29,400	38,515
*	Xiamen Changelight Co. Ltd., Class A	23,300	50,858
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	17,337
	Xiamen Faratronic Co. Ltd., Class A	4,100	65,348
	Xiamen Intretech, Inc., Class A	21,020	38,824
	Xiamen ITG Group Corp. Ltd., Class A	48,620	44,648
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	29,553
	Xiamen Kingdomway Group Co., Class A	12,523	28,857
	Xiamen Tungsten Co. Ltd., Class A	33,400	91,250
	Xiamen Xiangyu Co. Ltd., Class A	73,200	60,510
	Xi’an Bright Laser Technologies Co. Ltd., Class A	3,157	20,133
	Xi’An Shaangu Power Co. Ltd., Class A	34,300	42,457
	Xi’an Triangle Defense Co. Ltd., Class A	9,400	35,355

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiandai Investment Co. Ltd., Class A	58,000	$33,795
	Xiangcai Co. Ltd., Class A	34,400	36,729
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	24,520
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	27,129
	Xianhe Co. Ltd., Class A	15,000	39,297
*Ω	Xiaomi Corp., Class B	592,200	2,031,184
	Xilinmen Furniture Co. Ltd., Class A	8,700	24,728
	Xinfengming Group Co. Ltd., Class A	40,600	64,274
	Xingda International Holdings Ltd.	396,904	64,766
	Xingfa Aluminium Holdings Ltd.	55,000	52,373
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	156,127
	Xinhuanet Co. Ltd., Class A	8,300	27,907
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	42,119
	Xinjiang Joinworld Co. Ltd., Class A	30,300	31,339
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	27,719
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	11,280	51,562
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	33,659
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	24,947
#*	Xinte Energy Co. Ltd., Class H	142,400	197,762
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	20,765

		Shares	Value»
CHINA — (Continued)
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	$29,991
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	56,361
#	Xinyi Energy Holdings Ltd.	917,737	103,830
	Xinyi Solar Holdings Ltd.	1,878,273	963,303
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	51,311
	Xinzhi Group Co. Ltd., Class A	7,900	15,251
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	22,231
*	XPeng, Inc., Class A	226,200	1,278,094
	Xtep International Holdings Ltd.	533,138	395,382
*	Xunlei Ltd., ADR	27,524	55,874
Ω	Yadea Group Holdings Ltd.	469,501	810,948
	Yangling Metron New Material, Inc., Class A	12,920	46,229
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	48,095
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	35,450
	Yankershop Food Co. Ltd., Class A	7,560	53,284
#	Yankuang Energy Group Co. Ltd., Class H	984,900	1,281,499
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	30,744
	Yantai China Pet Foods Co. Ltd., Class A	6,800	28,679
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	23,735
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	40,348

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	$65,028
	YanTai Shuangta Food Co. Ltd., Class A	35,700	26,232
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	12,326
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	24,610
#*	Yatsen Holding Ltd., ADR	9,597	36,469
*	Yeahka Ltd.	35,600	50,526
	Yealink Network Technology Corp. Ltd., Class A	5,980	32,748
	Yechiu Metal Recycling China Ltd., Class A	72,100	26,790
	Yeebo International Holdings Ltd.	76,000	23,062
	YGSOFT, Inc., Class A	22,752	20,373
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	11,664
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	137,724
*	Yifan Pharmaceutical Co. Ltd., Class A	14,700	26,256
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,496	38,348
	Yihai International Holding Ltd.	199,000	354,631
	Yindu Kitchen Equipment Co. Ltd., Class A	6,700	22,684
*	Yiren Digital Ltd., Sponsored ADR	30,385	171,371
Ω	Yixin Group Ltd.	685,500	67,004
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	24,356
	Yizumi Holdings Co. Ltd., Class A	15,200	49,831
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	62,910

		Shares	Value»
CHINA — (Continued)
*	Yonghui Superstores Co. Ltd., Class A	71,500	$46,291
	Yongjin Technology Group Co. Ltd.	7,800	20,792
	YongXing Special Materials Technology Co. Ltd., Class A	8,150	44,206
*	Yonyou Network Technology Co. Ltd., Class A	4,300	6,867
	Yotrio Group Co. Ltd., Class A	69,200	31,049
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	27,570
	Youngor Fashion Co. Ltd., Class A	66,020	69,759
	Youngy Co. Ltd., Class A	2,300	11,267
*	Youzu Interactive Co. Ltd., Class A	35,700	49,704
	YTO Express Group Co. Ltd., Class A	45,800	105,681
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	18,497
	Yuexiu Property Co. Ltd.	579,800	479,665
	Yuexiu Services Group Ltd.	54,500	23,339
	Yuexiu Transport Infrastructure Ltd.	154,000	75,584
*	Yueyang Forest & Paper Co. Ltd., Class A	32,100	27,738
#	Yum China Holdings, Inc. (9987 HK)	16,150	725,707
	Yum China Holdings, Inc. (YUMC US)	40,220	1,774,104
	Yunda Holding Co. Ltd., Class A	74,610	87,316
	Yunnan Aluminium Co. Ltd., Class A	64,800	129,234
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	39,357
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	69,068
	Yunnan Copper Co. Ltd., Class A	41,200	75,650

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunnan Energy Investment Co. Ltd., Class A	18,200	$32,558
	Yunnan Energy New Material Co. Ltd., Class A	12,400	62,029
	Yunnan Tin Co. Ltd., Class A	46,900	100,379
	Yusys Technologies Co. Ltd., Class A	17,600	63,264
	Yutong Bus Co. Ltd., Class A	21,740	74,041
	ZBOM Home Collection Co. Ltd., Class A	15,356	32,449
	Zengame Technology Holding Ltd.	116,000	41,007
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	92,389
	Zhaojin Mining Industry Co. Ltd., Class H	319,000	559,027
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	11,861
	Zhefu Holding Group Co. Ltd., Class A	129,500	62,609
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	25,648
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	26,007
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	36,433
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	35,505
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	60,021
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	65,687

		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	$49,909
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	31,708
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	30,146
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	50,153
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	38,595
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	41,914
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	13,400	20,954
	Zhejiang Expressway Co. Ltd., Class H	345,240	228,734
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	18,411
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	36,400	44,136
	Zhejiang Hailiang Co. Ltd., Class A	24,400	30,157
	Zhejiang HangKe Technology, Inc. Co., Class A	21,225	54,904
	Zhejiang Hangmin Co. Ltd., Class A	41,300	42,746
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	29,576
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,600	24,468
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	36,599
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	61,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	$22,804
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	37,996	29,062
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	74,025
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	42,116
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	30,729
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	43,847
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	68,328
	Zhejiang Jingu Co. Ltd., Class A	27,500	45,449
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	44,027
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	32,700	23,822
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	58,368
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	48,205
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	30,410
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	48,928
	Zhejiang Medicine Co. Ltd., Class A	26,043	60,337
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	30,132

		Shares	Value»
CHINA — (Continued)
	Zhejiang NHU Co. Ltd., Class A	22,076	$70,364
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	76,144
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	26,296
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	53,620
	Zhejiang Runtu Co. Ltd., Class A	37,200	33,922
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	35,228
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	57,121
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	28,450
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	7,500	29,614
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	6,000	26,147
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	13,341
	Zhejiang Supor Co. Ltd., Class A	4,250	31,254
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	43,357
*	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	12,160
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	17,358
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	60,173
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	32,321
	Zhejiang Wanma Co. Ltd., Class A	42,400	46,798

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wansheng Co. Ltd., Class A	7,100	$10,916
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	70,506
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	45,638
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	49,245
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	24,047
	Zhejiang XCC Group Co. Ltd., Class A	10,800	28,388
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	54,560
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	47,299
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	14,142
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	62,530
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	27,019
	Zhende Medical Co. Ltd., Class A	9,000	29,184
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	133,524
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	31,561
	Zheshang Securities Co. Ltd., Class A	22,000	39,927
*	Zhewen Interactive Group Co. Ltd., Class A	31,700	24,795
*	Zhihu, Inc.	25,800	31,409

		Shares	Value»
CHINA — (Continued)
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	266,600	$480,924
	Zhongji Innolight Co. Ltd., Class A	2,240	44,261
	Zhongjin Gold Corp. Ltd., Class A	38,900	77,289
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	38,004
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	28,400	26,614
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	42,700
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	25,295
	Zhongsheng Group Holdings Ltd.	318,500	489,786
	Zhongtai Securities Co. Ltd., Class A	43,500	41,621
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
*	Zhongyu Energy Holdings Ltd.	189,477	108,573
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	51,043
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	412,500	82,314
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	54,192
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	331,557
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	45,085
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	73,242
*	Zhuzhou Smelter Group Co. Ltd., Class A	13,800	17,332
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	41,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zijin Mining Group Co. Ltd., Class H	636,000	$1,354,726
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	33,686
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	276,729
	ZTE Corp., Class H	226,560	563,879
	ZTO Express Cayman, Inc. (2057 HK)	57,900	1,335,354
#	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	654,360
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	35,194

TOTAL CHINA			314,709,072

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	29,012	57,363
	Bancolombia SA (BCOLO CB)	12,889	110,096
	Bancolombia SA (CIB US), Sponsored ADR	7,094	226,370
	Celsia SA ESP	63,916	54,596
	Cementos Argos SA	85,467	165,903
	Corp. Financiera Colombiana SA	31,338	106,792
	Grupo Argos SA	33,530	146,993
	Grupo Energia Bogota SA ESP	74,124	42,378
	Interconexion Electrica SA ESP	24,653	97,938
	Mineros SA	44,303	36,592
	Promigas SA ESP	11,599	20,182

TOTAL COLOMBIA			1,065,203

CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	493,029
	Komercni Banka AS	9,798	338,563
Ω	Moneta Money Bank AS	96,987	483,629
	Philip Morris CR AS	103	71,937

TOTAL CZECH REPUBLIC			1,387,158

		Shares	Value»
DENMARK — (2.1%)
*	ALK-Abello AS	59,047	$1,382,609
	Alm Brand AS	345,580	672,795
*	Ambu AS, Class B	84,300	1,564,307
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	500,180
	AP Moller - Maersk AS (MAERSKB DC), Class B	476	752,919
*	Bang & Olufsen AS	38,004	51,052
*	Bavarian Nordic AS	35,907	1,130,505
#*	Bioporto AS	51,729	14,883
	Carlsberg AS, Class B	26,506	2,929,275
	cBrain AS	3,178	81,613
#	Chemometec AS	3,754	220,409
	Coloplast AS, Class B	14,379	1,800,978
	Columbus AS	29,642	46,869
	D/S Norden AS	12,986	448,578
	Danske Bank AS	88,541	2,618,072
*	Demant AS	36,128	1,334,431
	Dfds AS	11,886	271,834
	DSV AS	20,855	4,565,300
	FLSmidth & Co. AS	17,132	896,876
	Foroya Banki P	1,557	37,238
*	Genmab AS (GMAB DC)	10,403	2,329,827
*	GN Store Nord AS	47,239	928,694
	H Lundbeck AS (HLUNA DC), Class A	15,876	82,870
	H Lundbeck AS (HLUNB DC)	101,624	661,553
#*	H&H International AS, Class B	7,342	90,484
#	Harboes Bryggeri AS, Class B	361	7,999
*	Huscompagniet AS	5,429	51,329
	ISS AS	55,636	1,075,312
	Jeudan AS	1,549	53,218
	Jyske Bank AS	23,137	1,623,080
	Matas AS	14,399	257,850
*	MT Hoejgaard Holding AS	505	16,223
*Ω	Netcompany Group AS	17,790	849,105
*	Nilfisk Holding AS	5,306	89,179
*	NKT AS	23,725	2,224,384
#*Ω	NNIT AS	1,522	23,090
	North Media AS	2,639	21,009
	Novo Nordisk AS (NOVOB DC), Class B	260,349	29,202,043

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Novonesis (Novozymes) B, Class B	36,858	$2,316,221
*	NTG Nordic Transport Group AS, Class A	2,304	93,689
*Ω	Orsted AS	11,508	677,322
	Pandora AS	38,224	5,779,321
	Parken Sport & Entertainment AS	2,257	39,454
	Per Aarsleff Holding AS	8,213	485,092
	Ringkjoebing Landbobank AS	10,234	1,692,652
	Rockwool AS (ROCKA DC), Class A	1,818	780,451
	Rockwool AS (ROCKB DC), Class B	3,795	1,642,287
*	Royal Unibrew AS	19,787	1,488,613
*	RTX AS	3,370	36,585
	Sampo OYJ, Class A	20,646	908,903
Ω	Scandinavian Tobacco Group AS, Class A	24,470	368,724
	Schouw & Co. AS	5,347	444,605
	Solar AS, Class B	1,364	64,075
	SP Group AS	3,403	156,344
	Spar Nord Bank AS	29,356	565,865
	Sparekassen Sjaelland-Fyn AS	3,119	94,008
*	Svitzer Group AS	1,272	44,366
	Sydbank AS	27,804	1,326,950
	Tivoli AS	652	64,597
	TORM PLC, Class A	20,902	549,255
	Trifork Group AG	809	11,121
	Tryg AS	87,037	2,054,138
	UIE PLC	5,984	241,478
*	Vestas Wind Systems AS	102,883	1,960,675
	Vestjysk Bank AS	40,592	24,515
*	Zealand Pharma AS	14,713	1,698,505

TOTAL DENMARK			86,517,783

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	148,528
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,549	82,787

		Shares	Value»
EGYPT — (Continued)
*	EFG Holding SAE (EFGZF US), GDR	10,327	$8,262

TOTAL EGYPT			239,577

FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	203,980
	Alma Media OYJ	9,053	109,696
	Anora Group OYJ	12,222	45,846
	Atria OYJ	5,381	67,165
	Bittium OYJ	6,855	47,077
	Cargotec OYJ, Class B	15,100	913,967
	Citycon OYJ	10,124	39,205
	Digia OYJ	4,257	30,073
	Elisa OYJ	44,784	2,134,065
Ω	Enento Group OYJ	3,885	78,556
	eQ OYJ	496	7,334
	Evli OYJ, Class B	487	9,813
#*	Finnair OYJ	8,706	22,088
#	Fiskars OYJ Abp	8,806	146,852
	Fortum OYJ	131,945	1,948,131
	F-Secure OYJ	31,078	63,656
	Gofore OYJ	2,086	50,770
	Harvia OYJ	5,540	274,553
	Huhtamaki OYJ	36,607	1,434,802
*	Incap OYJ	4,186	48,226
*	Kalmar OYJ, Class B	15,100	470,228
#	Kamux Corp	6,742	25,233
	Kemira OYJ	52,274	1,109,762
	Kesko OYJ (KESKOA FH), Class A	27,737	581,047
	Kesko OYJ (KESKOB FH), Class B	108,737	2,335,477
*	Kojamo OYJ	28,584	281,398
	Kone OYJ, Class B	43,747	2,398,954
	Konecranes OYJ	28,766	1,985,870
	Lassila & Tikanoja OYJ	11,796	111,411
*	Lindex Group OYJ	20,110	56,856
	Mandatum OYJ	102,038	471,201
	Marimekko OYJ	15,377	213,889
#	Metsa Board OYJ (METSB FH), Class B	43,602	234,570
#	Metso OYJ	242,815	2,310,909
	Neste OYJ	47,622	764,619
#	Nokia OYJ (NOK US), Sponsored ADR	113,201	533,177
	Nokia OYJ (NOKIA FH)	485,218	2,296,061
	Nokia OYJ (NOKIA FP)	66,112	311,706
#	Nokian Renkaat OYJ	39,347	326,574

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA FH)	421,578	$4,935,406
	Nordea Bank Abp (NDA SS)	201,732	2,360,609
	Olvi OYJ, Class A	5,575	180,228
#	Oma Saastopankki OYJ	3,577	44,485
	Oriola OYJ (OKDAV FH)	5,192	5,446
	Oriola OYJ (OKDBV FH), Class B	42,960	42,488
	Orion OYJ (ORNAV FH), Class A	8,341	405,164
	Orion OYJ (ORNBV FH), Class B	38,761	1,885,279
	Outokumpu OYJ	88,822	319,533
	Pihlajalinna OYJ	4,982	57,299
	Ponsse OYJ	2,075	51,367
	Puuilo OYJ	27,624	277,159
*	QT Group OYJ	6,759	514,906
	Raisio OYJ, Class V	37,838	95,601
*	Rapala VMC OYJ	4,345	10,548
*	Remedy Entertainment OYJ	412	7,045
	Revenio Group OYJ	7,382	237,502
	Sampo OYJ, Class A	25,122	1,113,935
	Sanoma OYJ	29,308	230,901
	Scanfil OYJ	2,546	22,043
	Stora Enso OYJ, Class R	190,695	2,128,051
	Taaleri PLC	5,530	47,437
#	Talenom OYJ	3,546	14,022
Ω	Terveystalo OYJ	43,190	468,364
	TietoEVRY OYJ	28,422	529,531
#	Tokmanni Group Corp.	24,258	277,511
#	UPM-Kymmene OYJ	64,431	1,895,983
	Vaisala OYJ, Class A	6,965	338,280
#	Valmet OYJ	48,178	1,234,389
	Wartsila OYJ Abp	90,607	1,735,345
*	WithSecure OYJ	26,041	21,552
*	YIT OYJ	52,325	148,742

TOTAL FINLAND			46,130,948

FRANCE — (5.2%)
#	ABC arbitrage	10,604	56,631
	Accor SA	41,040	1,861,869
	Aeroports de Paris SA	2,979	354,403
#*	Air France-KLM	15,284	151,200
	Air Liquide SA	17,825	3,196,045
	Airbus SE	29,200	4,454,203
	AKWEL SADIR	4,438	45,060
*	Alstom SA	105,912	2,329,689

		Shares	Value»
FRANCE — (Continued)
	Altamir	4,354	$106,640
	Alten SA	9,742	824,077
Ω	Amundi SA	16,864	1,222,708
	Arkema SA	25,529	2,249,669
#	Assystem SA	2,173	90,310
#*	Atos SE	33,872	25,148
	Aubay	2,806	137,573
	AXA SA	89,591	3,363,899
*	Axway Software SA	4,569	138,588
*	Bastide le Confort Medical	1,878	36,808
#	Beneteau SACA	13,445	147,902
	BioMerieux	5,625	629,569
	BNP Paribas SA	71,751	4,900,161
	Boiron SA	2,514	89,649
	Bollore SE	98,892	617,380
#	Bonduelle SCA	4,529	33,249
	Bouygues SA	73,956	2,377,058
	Bureau Veritas SA	77,376	2,453,974
	Capgemini SE	8,750	1,517,957
	Carrefour SA	172,257	2,735,601
#	Catana Group	7,299	35,404
	CBo Territoria	9,164	35,923
*	Cegedim SA	2,736	34,694
	Cie de Saint-Gobain SA	78,842	7,149,779
	Cie des Alpes	7,009	114,677
	Cie Generale des Etablissements Michelin SCA	181,642	6,138,683
*	Claranova SE	4,482	7,005
#*	Clariane SE	55,606	125,828
	Coface SA	44,297	714,342
	Credit Agricole SA	75,758	1,161,225
	Danone SA	34,771	2,483,988
	Dassault Aviation SA	3,147	635,421
	Dassault Systemes SE	11,504	393,726
	Derichebourg SA	50,289	285,569
	Edenred SE	21,091	682,139
	Eiffage SA	31,274	2,910,785
#*	Ekinops SAS	1,330	5,687
	Electricite de Strasbourg SA	236	27,561
#*Ω	Elior Group SA	39,446	180,626
	Elis SA	73,732	1,677,348
	Engie SA	438,032	7,342,078
#	Equasens	1,158	61,455
	Eramet SA	3,003	177,463
	EssilorLuxottica SA	11,553	2,709,847
	Esso SA Francaise	1,146	129,487
	Etablissements Maurel et Prom SA	31,177	163,639
	Eurazeo SE	15,983	1,219,068
#*	Euroapi SA	1,821	7,117

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eurofins Scientific SE	35,523	$1,752,064
Ω	Euronext NV	20,397	2,250,494
#*	Eutelsat Communications SACA	23,595	98,732
*	Exclusive Networks SA	5,249	135,268
	Exel Industries SA, Class A	664	34,733
	Fnac Darty SA (FNAC FP)	4,024	112,904
	Forvia SE (1EO IM)	5,777	54,876
	Forvia SE (FRVIA FP)	44,164	421,317
	Gaztransport Et Technigaz SA	14,585	2,122,104
	Getlink SE	75,701	1,286,511
	GL Events SACA	2,338	49,175
	Groupe Crit SA	1,179	93,696
	Guerbet	2,270	78,652
	Hermes International SCA	2,123	4,825,050
*	ID Logistics Group SACA	1,050	468,573
	Imerys SA	12,349	400,880
	Infotel SA	1,536	71,083
	Interparfums SA	1,932	88,242
	Ipsen SA	11,663	1,421,806
	IPSOS SA	18,653	915,971
#	Jacquet Metals SACA.	5,320	91,887
*	JCDecaux SE	22,209	419,411
	Kaufman & Broad SA	4,285	158,707
	Kering SA	5,832	1,456,661
Ω	La Francaise des Jeux SAEM	38,519	1,646,504
	Laurent-Perrier	647	70,623
	Lectra	7,358	204,659
	Legrand SA	19,409	2,190,662
	Linedata Services	520	45,809
	LISI SA	3,575	87,023
	LNA Sante SA	2,659	69,968
	L’Oreal SA	11,123	4,173,017
*	Lumibird	756	5,732
	LVMH Moet Hennessy Louis Vuitton SE	22,930	15,264,967
#Ω	Maisons du Monde SA	8,797	38,380
	Manitou BF SA	3,915	74,107
	Mersen SA	6,173	144,035
	Metropole Television SA	9,841	124,324
Ω	Neoen SA	15,397	662,430
	Nexans SA	8,989	1,251,293
*	Nexity SA	4,274	66,764
	NRJ Group	9,073	73,815

		Shares	Value»
FRANCE — (Continued)
	Oeneo SA	5,165	$55,566
	Opmobility	21,640	212,707
	Orange SA (ORA FP)	612,316	6,726,719
	Pernod Ricard SA	5,607	699,577
#*	Pierre Et Vacances SA	36,881	57,378
*	Pluxee NV	16,360	344,333
	Publicis Groupe SA (PUB FP)	39,525	4,200,849
	Quadient SA	10,779	189,675
*††	Recylex SA	5,631	0
	Renault SA	44,715	2,045,909
	Rexel SA	93,422	2,573,911
	Robertet SA	148	150,219
	Rubis SCA	16,903	414,159
	Safran SA	19,874	4,498,789
	Sanofi SA (SAN FP)	55,079	5,820,736
	Sartorius Stedim Biotech	1,197	240,122
	Savencia SA	1,762	97,073
	Schneider Electric SE (0NWV LI)	523	136,074
	Schneider Electric SE (SU FP)	16,920	4,383,103
	SCOR SE	51,307	1,103,863
	SEB SA	10,487	1,107,896
	Seche Environnement SACA	1,125	111,823
	SES SA	134,276	536,642
#*Ω	SMCP SA	11,700	35,360
	Societe BIC SA	8,122	594,235
	Societe Generale SA	92,987	2,670,722
	Societe LDC SADIR	2,226	162,399
	Sodexo SA	7,828	680,479
*	SOITEC	3,311	262,180
	Sopra Steria Group	6,271	1,206,064
	SPIE SA	46,863	1,696,138
	Stef SA	2,121	317,613
	STMicroelectronics NV (STM FP)	49,318	1,340,583
	STMicroelectronics NV (STM US)	64,750	1,757,315
	Sword Group	2,456	95,577
*	Synergie SE	3,061	101,611
	Technip Energies NV	55,317	1,381,118
	Teleperformance SE	16,728	1,773,199
	Television Francaise 1 SA	16,266	134,959
	TFF Group	687	22,295
	Thales SA	11,933	1,923,582
	Thermador Groupe	1,429	112,143
	Tikehau Capital SCA	9,093	209,651
	TotalEnergies SE (TTE FP)	408,634	25,644,090
	Trigano SA	3,519	481,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	25,745	$387,966
	Valeo SE	64,743	629,441
*	Vallourec SACA	74,061	1,219,366
	Veolia Environnement SA (VEOEY US), ADR	2,434	38,652
	Veolia Environnement SA (VIE FP)	59,845	1,900,060
Ω	Verallia SA	19,670	567,261
	Vetoquinol SA	997	86,686
#	Vicat SACA	6,500	240,830
	Vinci SA	71,180	7,973,632
	Virbac SACA	759	288,472
*	Viridien	2,859	119,898
#	Vivendi SE	167,101	1,785,563
#*	Voltalia SA	10,199	94,506
	Wavestone	2,002	106,568
*Ω	Worldline SA	51,725	366,649
*Ω	X-Fab Silicon Foundries SE	20,775	99,028

TOTAL FRANCE			211,974,601

GABON — (0.0%)
	Totalenergies EP Gabon	180	31,048

GERMANY — (4.8%)
	1&1 AG	15,232	213,994
	7C Solarparken AG	19,921	43,259
#	Adesso SE	970	70,786
	adidas AG	18,956	4,539,795
	Adtran Networks SE	1,667	35,472
	All for One Group SE	816	45,026
	Allgeier SE	1,536	23,614
	Allianz SE (ALV GR)	20,399	6,421,711
	AlzChem Group AG	1,569	88,920
	Amadeus Fire AG	1,750	149,464
*	Aroundtown SA	176,074	524,264
	Atoss Software SE	2,865	376,847
Ω	Aumann AG	2,172	23,703
	Aurubis AG	14,817	1,165,170
*Ω	Auto1 Group SE	7,720	79,224
	BASF SE	196,791	9,566,524
	Bayer AG	210,067	5,660,658
	Bayerische Motoren Werke AG	47,126	3,715,225
#*	BayWa AG (BYW6 GR)	3,491	38,363
#	Bechtle AG	29,596	1,010,537
Ω	Befesa SA	13,684	318,689
	Beiersdorf AG	4,861	656,205
	Bertrandt AG	1,589	30,855
	Bijou Brigitte AG	1,462	55,668
	Bilfinger SE	8,279	397,947

		Shares	Value»
GERMANY — (Continued)
*	Borussia Dortmund
	GmbH & Co. KGaA	29,896	$111,532
#*	BRANICKS Group AG	13,392	36,968
	Brenntag SE	44,862	2,926,485
Ω	Brockhaus Technologies AG	1,041	29,410
	CANCOM SE (COK GR)	8,441	225,404
#	Carl Zeiss Meditec AG	1,094	68,869
*	Ceconomy AG	55,204	177,680
	CENIT AG	2,982	30,893
	Cewe Stiftung & Co. KGaA	3,602	387,234
	Commerzbank AG	167,433	2,969,528
	CompuGroup Medical SE & Co. KGaA	9,970	148,235
	Continental AG	37,164	2,319,417
*Ω	Covestro AG	46,546	2,948,057
	CTS Eventim AG & Co. KGaA	19,710	2,069,848
	Daimler Truck Holding AG	167,017	6,906,257
	Dermapharm Holding SE	6,510	221,138
#	Deutsche Bank AG (DB US)	16,240	275,106
	Deutsche Bank AG (DBK GR)	232,746	3,954,301
#	Deutsche Beteiligungs AG	5,560	135,425
	Deutsche Boerse AG	26,362	6,123,320
	Deutsche EuroShop AG	4,116	91,471
#	Deutsche Lufthansa AG	125,694	873,431
*Ω	Deutsche Pfandbriefbank AG	47,446	269,450
	Deutsche Post AG	170,199	6,836,812
	Deutsche Telekom AG (DTE GR)	574,910	17,381,548
	Deutsche Wohnen SE	10,013	255,807
	Draegerwerk AG & Co. KGaA	1,349	60,984
	Duerr AG	17,076	395,720
Ω	DWS Group GmbH & Co. KGaA	17,869	762,621
	E.ON SE	264,035	3,563,170
	Eckert & Ziegler SE	3,524	151,196
	EDAG Engineering Group AG	2,591	22,618

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	2,766	$165,257
	ElringKlinger AG	8,798	39,198
*	Encavis AG	35,167	667,645
	Energiekontor AG	3,328	177,423
	Evonik Industries AG	59,024	1,300,840
*	Evotec SE	10,944	84,640
	Fabasoft AG	2,009	32,711
	Fielmann Group AG	8,763	440,777
	flatexDEGIRO AG	29,434	432,386
#*	Fraport AG Frankfurt Airport Services Worldwide	12,777	691,394
	Freenet AG	53,644	1,594,321
	Fresenius Medical Care AG (FME GR)	50,840	1,990,130
*	Fresenius SE & Co. KGaA	48,965	1,787,743
	Friedrich Vorwerk Group SE	3,434	112,151
	FUCHS SE	10,078	362,050
	GEA Group AG	59,438	2,927,668
	Gerresheimer AG	12,933	1,089,214
	Gesco SE	3,358	51,123
	GFT Technologies SE	10,615	234,103
*	Grand City Properties SA	14,474	191,843
	Grenke AG	12,463	246,255
	H&R GmbH & Co. KGaA	5,091	20,508
	Hamburger Hafen und Logistik AG	10,213	178,684
	Hannover Rueck SE	2,880	756,270
Ω	Hapag-Lloyd AG	4,299	753,915
	Hawesko Holding SE	778	20,015
	Heidelberg Materials AG	26,593	2,928,928
*	Heidelberger Druckmaschinen AG	104,154	108,907
	Hella GmbH & Co. KGaA	4,982	469,368
#*	HelloFresh SE	49,673	550,131
	Henkel AG & Co. KGaA	10,234	798,832
	Hensoldt AG	17,547	597,027
	HOCHTIEF AG	5,257	643,792
	Hornbach Holding AG & Co. KGaA	3,806	332,995
#	HUGO BOSS AG	16,554	762,114
	Indus Holding AG	7,003	155,915
	Infineon Technologies AG (IFNNY US), ADR	2,548	80,644

		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG (IFX GR)	128,705	$4,070,248
	Init Innovation in Traffic Systems SE	1,931	79,752
Ω	Instone Real Estate Group SE	12,987	115,826
	IVU Traffic Technologies AG	3,219	45,344
	Jenoptik AG	19,012	446,031
Ω	JOST Werke SE	4,249	200,073
	KION Group AG	23,333	905,961
	Kloeckner & Co. SE	10,042	51,280
#	Knaus Tabbert AG	1,839	45,219
	Knorr-Bremse AG	19,436	1,603,293
#*	Koenig & Bauer AG	4,757	45,604
	Kontron AG	13,947	234,857
	Krones AG	6,122	797,428
	KWS Saat SE & Co. KGaA	4,288	296,067
	Lanxess AG	29,886	867,894
	LEG Immobilien SE	17,112	1,616,527
	Leifheit AG	2,142	37,423
#*	LPKF Laser & Electronics SE	1,380	12,956
*	Medios AG	6,355	104,516
	Mercedes-Benz Group AG	125,295	7,611,752
	Merck KGaA	2,646	437,451
	METRO AG	36,311	171,047
	MLP SE	29,957	194,808
	MTU Aero Engines AG	2,171	709,572
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,320	7,322,964
	Multitude PLC	915	4,790
#	Mutares SE & Co. KGaA	5,859	157,002
#*	Nagarro SE	2,358	230,357
	Nemetschek SE	16,704	1,799,892
	Nexus AG	2,995	156,648
	Norma Group SE	11,272	156,287
	Patrizia SE	14,358	121,356
*	Pentixapharm Holding AG	3,524	13,608
	Pfeiffer Vacuum Technology AG	1,648	275,632
#	PNE AG	19,428	249,877
	ProCredit Holding AG	6,800	59,888
	ProSiebenSat.1 Media SE	48,292	297,261
*	PSI Software SE	2,024	46,981
	Puma SE (PUM GR)	26,756	1,220,066
#*	PVA TePla AG	7,215	91,036

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	PWO AG	638	$19,458
*	q.beyond AG	24,466	20,056
	Qiagen NV (QGEN US)	4,841	203,790
	Qiagen NV (QIA GR)	13,728	581,794
	Rational AG	1,534	1,502,249
	Rheinmetall AG	7,903	4,068,745
	RTL Group SA	13,920	442,972
	RWE AG	84,577	2,741,105
#	Salzgitter AG	9,915	151,430
	SAP SE (SAP GR)	18,493	4,317,836
*	Schaeffler AG	13,583	67,861
	Secunet Security Networks AG	327	38,181
*	SFC Energy AG	1,242	25,255
#*	SGL Carbon SE	8,070	41,183
	Siemens AG (SIE GR)	41,442	8,062,533
*	Siemens Energy AG	71,300	2,928,511
Ω	Siemens Healthineers AG	23,781	1,241,474
	Siltronic AG	6,260	355,599
	Sixt SE	3,385	268,118
#	SMA Solar Technology AG	6,446	112,794
	Stabilus SE	8,993	356,027
	STRATEC SE	1,507	58,800
	Stroeer SE & Co. KGaA	12,688	752,856
	Suedzucker AG	23,658	283,804
	SUSS MicroTec SE	5,570	333,281
	Symrise AG	11,372	1,368,400
*	TAG Immobilien AG	46,284	769,416
	Takkt AG	9,190	89,952
*	Talanx AG	19,453	1,499,208
*Ω	TeamViewer SE	29,972	431,785
	Technotrans SE	1,819	31,857
	thyssenkrupp AG	189,118	660,175
*	TUI AG	186,434	1,554,128
	United Internet AG	29,847	611,070
	Verbio SE	3,836	58,974
	Volkswagen AG	3,072	306,064
	Vonovia SE	60,028	1,968,055
	Vossloh AG	3,580	173,260
	Wacker Chemie AG	6,599	555,061
#	Wacker Neuson SE	12,005	185,099
	Washtec AG	4,170	178,457
*	Westwing Group SE	1,334	10,299
	Wuestenrot & Wuerttembergische AG	9,432	122,467
*Ω	Zalando SE	39,671	1,200,947
	Zeal Network SE	1,660	71,829

TOTAL GERMANY			195,485,561

		Shares	Value»
GREECE — (0.1%)
	Aegean Airlines SA	12,199	$132,806
	Alpha Services & Holdings SA	283,602	427,198
	Athens Water Supply & Sewage Co. SA	5,285	33,342
	Autohellas Tourist & Trading SA	5,110	63,123
	Avax SA	6,223	9,475
	Bank of Greece	4,789	68,802
	Ellaktor SA	28,588	55,293
#	ElvalHalcor SA	16,469	31,129
	Eurobank Ergasias Services & Holdings SA, Class A	167,181	345,934
*††	FF Group	1,384	0
	Fourlis Holdings SA	7,430	29,795
	GEK Terna SA	16,011	302,183
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	36,169
	Hellenic Telecommunications Organization SA	14,364	237,352
	Helleniq Energy Holdings SA	35,467	266,728
	Holding Co. ADMIE IPTO SA	19,838	51,259
#	Intracom Holdings SA	25,396	76,312
*	Intrakat Technical & Energy Projects SA	6,925	37,032
	Jumbo SA	18,848	503,046
	Kri-Kri Milk Industry SA	4,410	66,881
*	LAMDA Development SA	10,590	85,062
	Metlen Energy & Metals SA	10,596	372,253
	Motor Oil Hellas Corinth Refineries SA	22,934	489,769
	National Bank of Greece SA	48,124	377,042
	OPAP SA	9,527	162,770
	Piraeus Financial Holdings SA	124,199	467,960
	Piraeus Port Authority SA	1,557	47,013
	Public Power Corp. SA	13,772	181,067
	Quest Holdings SA	4,688	28,324
	Sarantis SA	4,363	52,215
	Terna Energy SA	4,328	93,278
	Thrace Plastics Holding & Co.	5,555	22,170

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA (TITC BB)	2,126	$75,484
	Titan Cement International SA (TITC GA)	11,123	397,772

TOTAL GREECE			5,626,038

HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	80,000	60,084
	AIA Group Ltd.	839,600	6,626,391
*	Allied Group Ltd.	26,000	4,909
	APAC Resources Ltd.	194,095	26,900
*	Apollo Future Mobility Group Ltd.	9,200	627
	Asia Financial Holdings Ltd.	72,000	36,306
	ASMPT Ltd.	29,900	324,141
	Bank of East Asia Ltd.	392,172	485,836
	BOC Hong Kong Holdings Ltd.	285,000	930,448
	Bright Smart Securities & Commodities Group Ltd.	374,000	107,145
Ω	Budweiser Brewing Co. APAC Ltd.	194,400	202,755
	Build King Holdings Ltd.	90,000	11,387
	Cafe de Coral Holdings Ltd.	114,000	122,291
#	Cathay Pacific Airways Ltd.	439,454	457,079
*	Chi Kan Holdings Ltd.	28,000	9,618
*	China Energy Development Holdings Ltd.	2,788,000	22,901
	China Motor Bus Co. Ltd.	2,400	16,239
*	China Star Entertainment Ltd.	900,000	65,524
*	Chinese Estates Holdings Ltd.	189,000	30,701
	Chinney Investments Ltd.	48,000	4,593
	Chow Sang Sang Holdings International Ltd.	143,000	117,734
	Chow Tai Fook Jewellery Group Ltd.	411,400	389,659

		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	633,000	$181,457
	CK Asset Holdings Ltd.	216,177	883,724
	CK Hutchison Holdings Ltd.	152,700	803,069
	CK Infrastructure Holdings Ltd.	28,500	201,677
*	CK Life Sciences International Holdings, Inc.	760,000	44,394
	CLP Holdings Ltd.	72,500	615,858
*	C-Mer Medical Holdings Ltd.	166,000	48,820
#††	Convoy, Inc.	1,758,000	7,078
#*	Cowell e Holdings, Inc.	38,000	117,264
Ω	Crystal International Group Ltd.	117,000	64,077
*	CSC Holdings Ltd.	5,605,000	22,252
*	CSI Properties Ltd.	1,560,000	17,556
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	152,800	143,896
	Dah Sing Financial Holdings Ltd.	62,400	203,436
	Dickson Concepts International Ltd.	75,000	46,455
	Eagle Nice International Holdings Ltd.	128,000	67,591
	EC Healthcare	164,000	16,001
††	EcoGreen International Group Ltd.	50,000	2,292
	Emperor Watch & Jewellery Ltd.	1,680,000	37,787
*	ENM Holdings Ltd.	360,000	13,635
Ω	ESR Group Ltd.	468,600	635,288
	Fairwood Holdings Ltd.	31,500	28,421
	Far East Consortium International Ltd.	542,901	80,768
	First Pacific Co. Ltd.	778,000	437,488
#*Ω	FIT Hon Teng Ltd.	476,000	160,511
*Ω	Fosun Tourism Group	45,400	21,133
	FSE Lifestyle Services Ltd.	28,000	20,894
	Galaxy Entertainment Group Ltd.	107,000	476,212

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	430,000	$94,342
#††	Gold Fin Holdings	184,000	0
	Great Eagle Holdings Ltd.	82,925	122,459
	G-Resources Group Ltd.	132,950	50,350
	Guoco Group Ltd.	2,000	18,927
	Guotai Junan International Holdings Ltd.	1,129,000	166,769
	Hang Lung Group Ltd.	259,000	338,645
	Hang Lung Properties Ltd.	622,248	522,665
	Hang Seng Bank Ltd.	47,300	578,582
	Henderson Land Development Co. Ltd.	162,909	522,398
	HK Electric Investments & HK Electric Investments Ltd.	394,000	266,561
	HKBN Ltd.	42,500	18,718
*	HKR International Ltd.	302,560	38,976
	HKT Trust & HKT Ltd.	716,000	889,777
	Hong Kong & China Gas Co. Ltd.	678,168	525,286
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,752,614
	Hong Kong Ferry Holdings Co. Ltd.	18,000	10,149
*	Hong Kong Technology Venture Co. Ltd.	144,055	26,818
	Hongkong & Shanghai Hotels Ltd.	173,683	122,963
Ω	Honma Golf Ltd.	53,500	24,581
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	73,775
	Hysan Development Co. Ltd.	121,000	196,256
*	IGG, Inc.	112,000	59,224
#Ω	Impro Precision Industries Ltd.	27,000	7,953
*	IPE Group Ltd.	180,000	11,276
*	ITC Properties Group Ltd.	190,073	7,139

		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	130,755	$198,486
	K Wah International Holdings Ltd.	465,072	107,638
	Kerry Logistics Network Ltd.	167,000	156,838
	Kerry Properties Ltd.	198,000	418,219
	Kowloon Development Co. Ltd.	154,307	77,783
	KRP Development Holdings Ltd.	84,500	7,220
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	34,445
*	Lippo Ltd.	58,000	6,202
	Liu Chong Hing Investment Ltd.	84,000	45,170
	Luk Fook Holdings International Ltd.	116,000	222,248
	Man Wah Holdings Ltd.	603,600	438,538
#*	Melco International Development Ltd.	17,000	10,459
	MGM China Holdings Ltd.	138,400	179,609
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	88,000	105,747
	Modern Dental Group Ltd.	140,000	67,438
*	Mongolian Mining Corp.	198,000	225,067
	MTR Corp. Ltd.	55,833	203,142
*	NagaCorp Ltd.	302,811	124,523
*	New Focus Auto Tech Holdings Ltd.	1,596,000	9,803
#	New World Development Co. Ltd.	455,952	458,263
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	37,478
	NWS Holdings Ltd.	394,116	406,562
	Oriental Watch Holdings	155,596	68,976
*	Oshidori International Holdings Ltd.	1,594,198	35,372
	Pacific Basin Shipping Ltd.	2,193,000	603,988
	Pacific Textiles Holdings Ltd.	295,000	60,871

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	PAX Global Technology Ltd.	292,000	$193,452
	PC Partner Group Ltd.	102,000	60,483
	PCCW Ltd.	1,458,658	801,105
	Pentamaster International Ltd.	118,000	10,311
	Perfect Medical Health Management Ltd.	124,000	41,126
	Pico Far East Holdings Ltd.	324,000	76,629
	Plover Bay Technologies Ltd.	104,000	72,152
	PRADA SpA	58,100	446,063
*	PT International Development Co. Ltd.	681,000	3,349
*	Public Financial Holdings Ltd.	144,000	30,712
#*	Regal Hotels International Holdings Ltd.	120,000	38,636
Ω	Regina Miracle International Holdings Ltd.	81,000	24,023
*	Sa Sa International Holdings Ltd.	480,000	42,036
Ω	Samsonite International SA	414,900	974,976
*	Sands China Ltd.	125,600	319,561
	SAS Dragon Holdings Ltd.	88,000	47,610
	SEA Holdings Ltd.	36,582	6,997
#*	Shandong Hi-Speed Holdings Group Ltd.	153,000	110,525
	Shangri-La Asia Ltd.	456,000	329,396
*	Shun Tak Holdings Ltd.	546,000	47,077
	Singamas Container Holdings Ltd.	570,000	50,473
	Sino Land Co. Ltd.	507,955	508,340
	SITC International Holdings Co. Ltd.	410,000	1,158,787
*	SJM Holdings Ltd.	565,499	194,459
	SmarTone Telecommunications Holdings Ltd.	138,000	75,164
*	Solomon Systech International Ltd.	524,000	38,212
	Soundwill Holdings Ltd.	41,000	28,168

		Shares	Value»
HONG KONG — (Continued)
	Stella International Holdings Ltd.	173,500	$323,876
	Sun Hung Kai & Co. Ltd.	211,000	75,184
	Sun Hung Kai Properties Ltd.	76,500	828,339
	SUNeVision Holdings Ltd.	246,000	123,068
	Swire Pacific Ltd. (19 HK), Class A	60,000	502,540
	Swire Pacific Ltd. (87 HK), Class B	47,500	64,096
	Swire Properties Ltd.	90,000	183,168
	TAI Cheung Holdings Ltd.	108,000	42,251
*††	Taung Gold International Ltd.	4,350,000	2,798
	Techtronic Industries Co. Ltd.	95,000	1,374,217
#*	Television Broadcasts Ltd.	110,900	46,305
*	Texhong International Group Ltd.	122,000	66,186
	Texwinca Holdings Ltd.	332,000	39,376
	Theme International Holdings Ltd.	1,660,000	83,099
*	Tongda Group Holdings Ltd.	2,489,999	30,257
	Town Health International Medical Group Ltd.	254,000	8,131
	Tradelink Electronic Commerce Ltd.	290,000	33,922
	Transport International Holdings Ltd.	78,266	84,156
	Tycoon Group Holdings Ltd.	44,000	21,703
	United Laboratories International Holdings Ltd.	452,000	613,539
#††	Untrade.China Dili	715,599	11,396
*††	Untrade.Genting Hk	188,000	0
	Value Partners Group Ltd.	303,000	70,346
	Vesync Co. Ltd.	44,000	22,394
	Vitasoy International Holdings Ltd.	200,000	226,206
*	Vobile Group Ltd.	236,000	106,359
	VSTECS Holdings Ltd.	350,000	202,378
	VTech Holdings Ltd.	55,300	411,646
Ω	WH Group Ltd.	2,130,632	1,658,306

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wharf Real Estate Investment Co. Ltd.	164,000	$493,081
	Wing Tai Properties Ltd.	52,000	12,726
	Wynn Macau Ltd.	230,000	181,508
*	Xingye Alloy Materials Group Ltd.	86,000	11,246
	Xinyi Glass Holdings Ltd.	662,054	751,819
	Yue Yuen Industrial Holdings Ltd.	300,000	630,638
*††	Zensun Enterprises Ltd.	135,000	2,153

TOTAL HONG KONG			42,277,825

HUNGARY — (0.1%)
*	4iG Nyrt	16,803	35,965
	Magyar Telekom Telecommunications PLC	100,745	308,452
	MOL Hungarian Oil & Gas PLC	111,957	776,930
	Opus Global Nyrt	27,448	38,329
	OTP Bank Nyrt	21,980	1,094,296
	Richter Gedeon Nyrt	6,597	190,671

TOTAL HUNGARY			2,444,643

INDIA — (6.9%)
	360 ONE WAM Ltd.	36,444	469,317
*	3i Infotech Ltd.	46,456	15,460
	3M India Ltd.	64	27,470
	Aarti Drugs Ltd.	15,323	87,768
	Aarti Industries Ltd.	40,532	245,875
	Aarti Pharmalabs Ltd.	11,960	91,289
*	Aavas Financiers Ltd.	4,162	82,444
	ABB India Ltd.	3,063	270,166
	Abbott India Ltd.	863	299,314
	ACC Ltd.	17,719	487,162
	Accelya Solutions India Ltd.	740	14,022
	Action Construction Equipment Ltd.	11,951	193,662
*	Adani Energy Solutions Ltd.	18,111	209,544
	Adani Enterprises Ltd.	4,425	154,856
*	Adani Green Energy Ltd.	9,405	178,194
	Adani Ports & Special Economic Zone Ltd.	44,017	718,188
*	Adani Power Ltd.	77,143	539,577
	Adani Total Gas Ltd.	15,559	132,635

		Shares	Value»
INDIA — (Continued)
	ADF Foods Ltd.	11,330	$40,347
*	Aditya Birla Capital Ltd.	190,334	458,260
*	Aditya Birla Fashion & Retail Ltd.	37,022	135,417
	Aditya Birla Real Estate Ltd.	10,267	335,091
	Advanced Enzyme Technologies Ltd.	14,719	82,843
	Aegis Logistics Ltd.	45,524	432,661
*	Affle India Ltd.	6,687	121,753
	Agarwal Industrial Corp. Ltd.	1,662	21,302
	AGI Greenpac Ltd.	11,207	125,235
	Agro Tech Foods Ltd.	1,165	13,065
	Ahluwalia Contracts India Ltd.	9,019	113,701
	AIA Engineering Ltd.	10,045	462,915
	Ajanta Pharma Ltd.	17,411	631,563
	Ajmera Realty & Infra India Ltd.	1,123	12,039
	Akzo Nobel India Ltd.	2,300	120,886
	Alembic Ltd.	28,091	42,886
	Alembic Pharmaceuticals Ltd.	25,708	344,642
	Alkem Laboratories Ltd.	6,176	423,970
	Alkyl Amines Chemicals	3,302	82,263
*	Allcargo Logistics Ltd.	125,488	84,411
	Allcargo Terminals Ltd.	31,372	15,729
	Allied Digital Services Ltd.	4,502	14,626
	Amara Raja Energy & Mobility Ltd.	26,543	437,129
	Ambuja Cements Ltd.	59,988	413,874
	Anant Raj Ltd.	34,045	297,730
	Andhra Paper Ltd.	11,595	13,789
	Andhra Sugars Ltd.	28,073	35,117
	Angel One Ltd.	5,945	215,192
	Anup Engineering Ltd.	1,045	42,996
	Apar Industries Ltd.	4,455	529,960
	Apcotex Industries Ltd.	3,910	18,155
	APL Apollo Tubes Ltd.	39,124	704,184
	Apollo Hospitals Enterprise Ltd.	13,609	1,131,293
	Apollo Tyres Ltd.	127,582	758,265
	Arvind Fashions Ltd.	19,213	128,766
	Arvind Ltd.	61,309	271,176

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Asahi India Glass Ltd.	21,844	$194,783
*	Ashapura Minechem Ltd.	7,479	21,137
	Ashiana Housing Ltd.	8,633	31,778
	Ashok Leyland Ltd.	388,726	962,388
*	Ashoka Buildcon Ltd.	45,156	127,658
*	Asian Granito India Ltd.	16,696	13,690
	Asian Paints Ltd.	22,765	790,349
Ω	Aster DM Healthcare Ltd.	42,764	225,159
	Astra Microwave Products Ltd.	16,150	151,564
	Astral Ltd.	18,825	395,142
	AstraZeneca Pharma India Ltd.	1,165	104,831
	Atul Ltd.	3,539	330,759
Ω	AU Small Finance Bank Ltd.	27,468	200,345
	AurionPro Solutions Ltd.	1,429	27,990
	Aurobindo Pharma Ltd.	93,734	1,552,071
	Automotive Axles Ltd.	1,309	28,664
	Avadh Sugar & Energy Ltd.	1,742	12,852
	Avanti Feeds Ltd.	11,662	81,465
*Ω	Avenue Supermarts Ltd.	1,757	82,010
	Axis Bank Ltd. (AXB LI), GDR	1,036	71,484
	Axis Bank Ltd. (AXSB IN)	349,893	4,837,414
*	AXISCADES Technologies Ltd.	4,798	28,401
	Bajaj Auto Ltd.	5,840	681,433
	Bajaj Consumer Care Ltd.	17,197	46,530
	Bajaj Finance Ltd.	30,422	2,487,630
	Bajaj Finserv Ltd.	24,550	508,646
*	Bajaj Hindusthan Sugar Ltd.	308,050	126,039
	Bajaj Holdings & Investment Ltd.	7,628	932,928
	Balaji Amines Ltd.	4,219	106,342
	Balkrishna Industries Ltd.	18,116	614,299
	Balmer Lawrie & Co. Ltd.	31,202	88,979
	Balrampur Chini Mills Ltd.	73,082	537,626
	Banco Products India Ltd.	6,979	60,199
Ω	Bandhan Bank Ltd.	81,388	175,755

		Shares	Value»
INDIA — (Continued)
	Bank of Baroda	269,632	$805,952
	Bank of India	99,928	128,629
	Bank of Maharashtra	340,405	220,096
	Bannari Amman Sugars Ltd.	790	32,818
	BASF India Ltd.	3,176	290,196
	Bata India Ltd.	11,145	179,417
	Bayer CropScience Ltd.	2,238	176,140
	BCL Industries Ltd.	25,237	17,055
	BEML Ltd.	5,370	258,325
	Berger Paints India Ltd.	41,751	267,149
*	BF Utilities Ltd.	4,868	49,231
	Bhansali Engineering Polymers Ltd.	21,684	34,710
	Bharat Bijlee Ltd.	2,736	150,454
	Bharat Dynamics Ltd.	2,585	33,198
	Bharat Electronics Ltd.	289,753	978,948
	Bharat Forge Ltd.	56,042	938,654
	Bharat Heavy Electricals Ltd.	171,255	484,787
	Bharat Petroleum Corp. Ltd.	154,900	573,326
	Bharat Rasayan Ltd.	275	36,351
*	Bharat Wire Ropes Ltd.	6,995	19,768
	Bharti Airtel Ltd.	273,510	5,259,134
	Biocon Ltd.	14,258	53,457
	Birla Corp. Ltd.	9,881	136,636
	Birlasoft Ltd.	67,428	437,640
*	BL Kashyap & Sons Ltd.	15,593	14,968
*	Black Box Ltd.	6,786	39,080
	BLS International Services Ltd.	24,917	117,900
	Blue Dart Express Ltd.	1,965	191,685
	Blue Star Ltd.	18,366	407,337
	BNP Paribas SA	3,243	4,906
	Bombay Burmah Trading Co.	7,539	247,842
	Bombay Dyeing & Manufacturing Co. Ltd.	40,613	112,512
*	Borosil Ltd.	2,074	10,881
*††	Borosil Scientific Ltd.	1,555	3,396
	Bosch Ltd.	334	138,898
	Brigade Enterprises Ltd.	28,661	402,200
*	Brightcom Group Ltd.	2,124	204
*	Britannia Industries Ltd.	12,482	849,085

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	11,232	$595,571
*	Camlin Fine Sciences Ltd.	4,683	5,806
	Can Fin Homes Ltd.	29,945	308,503
	Canara Bank	481,695	587,414
	Cantabil Retail India Ltd.	4,199	11,552
*	Capacit’e Infraprojects Ltd.	8,742	39,377
	Caplin Point Laboratories Ltd.	7,151	172,606
	Carborundum Universal Ltd.	22,029	359,890
	Care Ratings Ltd.	5,502	95,548
*	Cartrade Tech Ltd.	2,615	33,512
	Carysil Ltd.	1,277	12,130
	Castrol India Ltd.	146,405	364,145
	CCL Products India Ltd.	29,206	235,004
	CE Info Systems Ltd.	3,960	91,164
	Ceat Ltd.	9,078	301,754
	Central Depository Services India Ltd.	37,632	689,904
	Centum Electronics Ltd.	361	7,918
	Century Enka Ltd.	5,766	39,614
	Century Plyboards India Ltd.	21,503	216,685
	Cera Sanitaryware Ltd.	1,968	168,033
	CESC Ltd.	157,900	352,651
	CG Power & Industrial Solutions Ltd.	114,503	954,162
*	Chalet Hotels Ltd.	7,284	75,170
	Chambal Fertilisers & Chemicals Ltd.	65,205	373,918
*	Chemplast Sanmar Ltd.	7,729	43,658
	Chennai Petroleum Corp. Ltd.	15,098	114,566
*	Choice International Ltd.	10,011	61,503
	Cholamandalam Financial Holdings Ltd.	31,559	637,176
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,329,350
	CIE Automotive India Ltd.	39,842	234,005
	Cigniti Technologies Ltd.	4,584	76,916
	Cipla Ltd.	103,155	1,899,243
	City Union Bank Ltd.	137,091	285,395

		Shares	Value»
INDIA — (Continued)
	CMS Info Systems Ltd.	2,724	$17,316
	Coal India Ltd.	125,372	673,233
Ω	Cochin Shipyard Ltd.	4,869	86,474
	Coforge Ltd.	15,991	1,437,404
	Colgate-Palmolive India Ltd.	23,255	847,864
	Computer Age Management Services Ltd.	15,653	824,746
	Confidence Petroleum India Ltd.	13,575	12,547
	Container Corp. of India Ltd.	52,193	522,900
	Control Print Ltd.	1,123	9,627
	Coromandel International Ltd.	43,719	865,393
	Cosmo First Ltd.	5,608	51,401
	CreditAccess Grameen Ltd.	8,631	100,347
	CRISIL Ltd.	6,719	438,288
	Crompton Greaves Consumer Electricals Ltd.	134,422	626,921
*	CSB Bank Ltd.	12,954	48,383
	Cummins India Ltd.	10,803	447,482
	Cyient Ltd.	19,478	422,394
Ω	D.P. Abhushan Ltd.	235	4,934
	Dabur India Ltd.	29,050	186,710
	Dalmia Bharat Ltd.	15,075	329,084
	Dalmia Bharat Sugar & Industries Ltd.	7,147	38,981
	Datamatics Global Services Ltd.	3,343	23,163
	DB Corp. Ltd.	20,803	79,743
	DCB Bank Ltd.	72,669	105,476
	DCM Shriram Industries Ltd.	4,675	10,022
	DCM Shriram Ltd.	19,345	240,179
	DCW Ltd.	49,031	58,954
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	294,822
	Deepak Nitrite Ltd.	12,191	382,658
	Delta Corp. Ltd.	32,285	44,605
*	DEN Networks Ltd.	41,201	23,453
*	Dhampur Sugar Mills Ltd.	16,030	37,166
*	Dhani Services Ltd.	83,065	56,437
	Dhanuka Agritech Ltd.	5,532	103,681
Ω	Dilip Buildcon Ltd.	15,884	94,684
*	Dish TV India Ltd.	343,258	52,669

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dishman Carbogen Amcis Ltd.	27,694	$63,744
	Divi’s Laboratories Ltd.	8,856	617,410
	Dixon Technologies India Ltd.	9,427	1,577,092
	DLF Ltd.	94,388	917,347
	Dollar Industries Ltd.	2,788	16,939
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	15,521	1,147,002
Ω	Dr. Lal PathLabs Ltd.	10,564	392,380
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	76,660	1,159,360
*	Dredging Corp. of India Ltd.	2,467	29,279
*	Dwarikesh Sugar Industries Ltd.	22,415	16,692
	Dynamatic Technologies Ltd.	1,057	95,195
	eClerx Services Ltd.	13,635	470,317
	Edelweiss Financial Services Ltd.	141,455	184,215
	Eicher Motors Ltd.	14,278	831,252
	EID Parry India Ltd.	27,575	263,345
	EIH Associated Hotels	7,004	30,406
	EIH Ltd.	48,193	207,168
	Eimco Elecon India Ltd.	301	9,346
	Elecon Engineering Co. Ltd.	18,744	128,289
	Electrosteel Castings Ltd.	143,137	277,856
	Elgi Equipments Ltd.	39,675	313,273
	Emami Ltd.	64,593	541,358
Ω	Endurance Technologies Ltd.	6,331	178,285
	Engineers India Ltd.	88,087	202,797
	Epigral Ltd.	4,041	101,786
	EPL Ltd.	35,420	112,889
*	Equinox India Developments Ltd.	108,361	141,737
Ω	Equitas Small Finance Bank Ltd.	103,405	85,429
*Ω	Eris Lifesciences Ltd.	11,309	176,418
	ESAB India Ltd.	1,538	118,540
	Escorts Kubota Ltd.	7,522	336,608
	Eveready Industries India Ltd.	747	3,575
	Everest Industries Ltd.	2,593	34,438
	Excel Industries Ltd.	1,267	22,666

		Shares	Value»
INDIA — (Continued)
	Exide Industries Ltd.	132,617	$715,069
	Fairchem Organics Ltd.	494	5,809
*	FDC Ltd.	17,971	117,368
	Federal Bank Ltd.	595,372	1,442,769
*	Federal-Mogul Goetze India Ltd.	2,733	12,880
	FIEM Industries Ltd.	3,998	72,876
	Filatex India Ltd.	59,200	42,390
	Fine Organic Industries Ltd.	2,856	165,289
	Fineotex Chemical Ltd.	4,855	21,544
	Finolex Cables Ltd.	22,825	330,530
	Finolex Industries Ltd.	77,237	279,428
	Firstsource Solutions Ltd.	78,315	316,023
	Force Motors Ltd.	3,168	292,512
	Fortis Healthcare Ltd.	139,771	1,049,379
	Gabriel India Ltd.	27,470	148,206
	GAIL India Ltd. (GAIL IN)	498,685	1,181,621
	Galaxy Surfactants Ltd.	2,459	85,832
*	Ganesh Benzoplast Ltd.	12,237	20,318
	Ganesh Housing Corp. Ltd.	5,906	74,782
	Ganesha Ecosphere Ltd.	592	14,873
	Garware Technical Fibres Ltd.	4,083	196,308
	Gateway Distriparks Ltd.	127,292	133,022
*	GE T&D India Ltd.	16,366	344,235
	Geojit Financial Services Ltd.	19,462	29,282
	GHCL Ltd.	23,955	168,723
	GHCL Textiles Ltd.	23,955	29,827
	GIC Housing Finance Ltd.	18,109	45,357
	Gillette India Ltd.	2,294	271,667
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	275,256
	Glenmark Pharmaceuticals Ltd.	32,843	662,456
*	Global Health Ltd.	4,856	63,810
	GM Breweries Ltd.	1,738	16,432
	GMM Pfaudler Ltd.	1,759	29,174
*	GMR Airports Infrastructure Ltd.	254,718	238,958
	GOCL Corp. Ltd.	2,447	11,938

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Godawari Power & Ispat Ltd.	85,030	$195,370
	Godfrey Phillips India Ltd.	5,565	437,316
Ω	Godrej Agrovet Ltd.	5,445	46,145
	Godrej Consumer Products Ltd.	35,807	546,010
*	Godrej Industries Ltd.	28,932	357,674
*	Godrej Properties Ltd.	7,841	267,599
	Gokaldas Exports Ltd.	6,724	72,056
	Goldiam International Ltd.	61	256
	Goodyear India Ltd.	2,222	26,910
	Granules India Ltd.	56,623	384,352
	Graphite India Ltd.	29,629	185,617
	Grasim Industries Ltd.	56,926	1,828,282
	Grauer & Weil India Ltd.	25,612	30,898
	Gravita India Ltd.	5,903	147,619
	Great Eastern Shipping Co. Ltd.	40,133	613,212
	Greaves Cotton Ltd.	36,228	79,522
	Greenlam Industries Ltd.	7,333	45,549
	Greenpanel Industries Ltd.	16,581	76,577
	Greenply Industries Ltd.	16,548	68,306
	Grindwell Norton Ltd.	10,137	269,573
	Gufic Biosciences Ltd.	1,603	8,359
	Gujarat Alkalies & Chemicals Ltd.	11,750	119,367
	Gujarat Ambuja Exports Ltd.	72,824	114,956
	Gujarat Fluorochemicals Ltd.	9,976	509,384
	Gujarat Gas Ltd.	24,930	154,254
	Gujarat Industries Power Co. Ltd.	12,468	30,826
	Gujarat Mineral Development Corp. Ltd.	43,682	191,060
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	215,304
	Gujarat Pipavav Port Ltd.	78,226	184,192
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	162,380

		Shares	Value»
INDIA — (Continued)
	Gujarat State Petronet Ltd.	109,563	$505,485
	Gulf Oil Lubricants India Ltd.	4,483	63,172
Ω	Harsha Engineers Ltd.	3,373	20,235
*	Hathway Cable & Datacom Ltd.	136,860	31,496
	Hatsun Agro Product Ltd.	19,342	250,552
	Havells India Ltd.	37,085	722,867
	HBL Power Systems Ltd.	65,276	433,003
	HCL Technologies Ltd.	135,785	2,851,618
Ω	HDFC Asset Management Co. Ltd.	22,023	1,123,969
	HDFC Bank Ltd.	284,137	5,835,643
Ω	HDFC Life Insurance Co. Ltd.	22,041	188,224
*	HealthCare Global Enterprises Ltd.	9,266	49,462
	HEG Ltd.	29,265	150,413
	HeidelbergCement India Ltd.	24,203	66,324
	Heritage Foods Ltd.	15,124	94,529
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,762,012
	Hester Biosciences Ltd.	1,115	31,080
*	Heubach Colorants India Ltd.	1,829	11,801
	HFCL Ltd.	235,479	337,423
	HG Infra Engineering Ltd.	5,215	83,747
	Hikal Ltd.	13,133	59,244
	HIL Ltd.	1,370	44,877
	Himadri Speciality Chemical Ltd.	68,255	465,175
	Himatsingka Seide Ltd.	8,151	16,369
	Hindalco Industries Ltd.	279,844	2,264,312
	Hinduja Global Solutions Ltd.	6,335	59,067
	Hindustan Aeronautics Ltd.	25,408	1,280,776
*	Hindustan Construction Co. Ltd.	286,178	137,619
	Hindustan Copper Ltd.	65,061	225,820

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	11,080	$27,048
	Hindustan Petroleum Corp. Ltd.	141,325	640,875
	Hindustan Unilever Ltd.	36,054	1,081,891
	Hitachi Energy India Ltd.	598	97,796
	HI-Tech Pipes Ltd.	12,979	27,870
	Hle Glascoat Ltd.	1,465	6,460
Ω	Home First Finance Co. India Ltd.	2,525	35,350
	Honda India Power Products Ltd.	1,245	55,345
	HPL Electric & Power Ltd.	2,975	18,467
	Huhtamaki India Ltd.	7,123	24,175
	I G Petrochemicals Ltd.	4,751	32,201
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	7,767,535
	ICICI Bank Ltd. (ICICIBC IN)	115,986	1,782,685
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	247,441
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	152,027
Ω	ICICI Securities Ltd.	18,452	190,658
	ICRA Ltd.	930	78,703
*	IDFC First Bank Ltd.	1,823,650	1,427,267
*	IFB Industries Ltd.	1,075	19,691
	IFGL Refractories Ltd.	793	5,288
	IIFL Finance Ltd.	61,664	320,682
	IIFL Securities Ltd.	40,597	182,419
*	India Cements Ltd.	86,812	374,775
	India Glycols Ltd.	4,576	65,315
	India Nippon Electricals Ltd.	818	6,838
	India Power Corp. Ltd.	95,714	20,298
	Indian Bank	65,141	456,260
Ω	Indian Energy Exchange Ltd.	127,492	268,292
	Indian Hotels Co. Ltd.	86,391	692,428
	Indian Metals & Ferro Alloys Ltd.	2,769	22,277
	Indian Oil Corp. Ltd.	177,575	299,848
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	385,132

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	141,713	$260,721
	Indo Count Industries Ltd.	29,913	137,493
	Indoco Remedies Ltd.	6,213	22,893
	Indraprastha Gas Ltd.	62,266	310,442
*	Indus Towers Ltd.	268,556	1,083,764
	IndusInd Bank Ltd.	35,507	443,962
	Infibeam Avenues Ltd.	338,796	116,526
	Info Edge India Ltd.	10,987	967,999
	Infosys Ltd. (INFO IN)	301,896	6,319,384
	Ingersoll Rand India Ltd.	2,188	111,890
*	Inox Wind Ltd.	45,516	119,966
	Insecticides India Ltd.	1,658	16,867
	Intellect Design Arena Ltd.	19,043	165,495
*Ω	InterGlobe Aviation Ltd.	14,591	700,434
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	41,930
	ION Exchange India Ltd.	9,414	78,823
	Ipca Laboratories Ltd.	32,280	610,637
	IRB Infrastructure Developers Ltd.	370,150	227,926
Ω	IRCON International Ltd.	85,488	220,053
	ISGEC Heavy Engineering Ltd.	2,547	40,801
	ITC Ltd.	408,889	2,374,515
	ITD Cementation India Ltd.	28,429	190,971
	J Kumar Infraprojects Ltd.	14,754	138,715
*	Jagran Prakashan Ltd.	29,376	31,297
	Jai Corp. Ltd.	15,752	61,924
*	Jain Irrigation Systems Ltd.	105,210	80,856
*	Jaiprakash Power Ventures Ltd.	890,583	192,210
	Jammu & Kashmir Bank Ltd.	173,236	205,827
	Jamna Auto Industries Ltd.	27,803	36,994
	JB Chemicals & Pharmaceuticals Ltd.	21,236	490,809
	JBM Auto Ltd.	2,403	45,945
	Jindal Poly Films Ltd.	2,062	18,473
	Jindal Saw Ltd.	136,410	510,604

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Stainless Ltd.	171,783	$1,369,210
	Jindal Steel & Power Ltd.	101,206	1,102,740
*	Jio Financial Services Ltd.	235,961	901,668
	JK Cement Ltd.	9,251	471,990
	JK Lakshmi Cement Ltd.	16,149	155,135
	JK Paper Ltd.	39,899	217,362
	JK Tyre & Industries Ltd.	44,973	210,605
	JM Financial Ltd.	126,883	209,122
	JSW Energy Ltd.	37,102	299,376
	JSW Steel Ltd.	190,454	2,174,521
	JTEKT India Ltd.	16,195	33,303
	Jubilant Foodworks Ltd.	100,705	685,627
	Jubilant Ingrevia Ltd.	25,905	219,424
	Jubilant Pharmova Ltd.	24,138	344,330
*	Just Dial Ltd.	7,669	103,267
	Jyothy Labs Ltd.	46,607	287,837
	Kajaria Ceramics Ltd.	35,331	503,769
	Kalpataru Projects International Ltd.	26,041	394,988
	Kalyan Jewellers India Ltd.	20,187	157,138
	Kalyani Steels Ltd.	8,932	83,965
	Kamdhenu Ltd.	1,193	6,895
	Kansai Nerolac Paints Ltd.	18,894	63,887
	Karnataka Bank Ltd.	111,612	286,277
	Karur Vysya Bank Ltd.	162,946	435,617
	Kaveri Seed Co. Ltd.	8,491	92,802
	KCP Ltd.	18,420	47,134
	KDDL Ltd.	536	16,546
	KEC International Ltd.	39,834	468,639
	KEI Industries Ltd.	14,956	717,435
*	Kellton Tech Solutions Ltd.	10,745	17,850
	Kennametal India Ltd.	1,297	46,208
	Kewal Kiran Clothing Ltd.	3,299	25,123
*	Kiri Industries Ltd.	4,565	21,125
	Kirloskar Brothers Ltd.	6,585	150,266
	Kirloskar Oil Engines Ltd.	21,264	288,177
	Kirloskar Pneumatic Co. Ltd.	1,534	30,620
	KNR Constructions Ltd.	54,457	191,384

		Shares	Value»
INDIA — (Continued)
	Kolte-Patil Developers Ltd.	10,501	$45,894
	Kopran Ltd.	9,842	33,560
	Kotak Mahindra Bank Ltd.	41,331	850,936
Ω	KPI Green Energy Ltd.	2,821	25,971
	KPIT Technologies Ltd.	58,305	961,108
	KPR Mill Ltd.	43,921	484,393
	KRBL Ltd.	12,438	42,888
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	93,868
	Krsnaa Diagnostics Ltd.	3,815	42,707
	KSB Ltd.	19,515	185,722
	Ksolves India Ltd.	690	7,809
	L&T Finance Ltd.	284,262	494,044
Ω	L&T Technology Services Ltd.	5,604	327,918
	LA Opala RG Ltd.	1,909	7,680
	Larsen & Toubro Ltd.	74,431	3,195,941
Ω	Laurus Labs Ltd.	75,399	439,510
	Laxmi Organic Industries Ltd.	3,180	10,249
*Ω	Lemon Tree Hotels Ltd.	47,536	66,356
	LG Balakrishnan & Bros Ltd.	7,963	124,608
	LIC Housing Finance Ltd.	115,367	864,518
	Lincoln Pharmaceuticals Ltd.	1,483	11,904
	Linde India Ltd.	3,491	316,947
	LMW Ltd.	771	153,462
	LT Foods Ltd.	41,256	191,109
Ω	LTIMindtree Ltd.	17,228	1,162,372
	Lumax Auto Technologies Ltd.	10,082	62,256
	Lumax Industries Ltd.	1,052	30,687
	Lupin Ltd.	62,163	1,618,829
	LUX Industries Ltd.	1,387	32,384
	Mahanagar Gas Ltd.	12,194	208,480
	Maharashtra Scooters Ltd.	487	60,196
	Maharashtra Seamless Ltd.	18,958	140,428
	Mahindra & Mahindra Financial Services Ltd.	160,349	512,929
	Mahindra & Mahindra Ltd.	88,173	2,871,061

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Mahindra Holidays & Resorts India Ltd.	34,822	$157,575
	Mahindra Lifespace Developers Ltd.	27,548	161,539
Ω	Mahindra Logistics Ltd.	9,557	46,466
	Maithan Alloys Ltd.	2,030	24,816
*	Man Industries India Ltd.	2,266	8,576
	Man Infraconstruction Ltd.	30,854	71,340
	Manali Petrochemicals Ltd.	12,348	10,475
	Manappuram Finance Ltd.	235,523	437,842
	Mangalam Cement Ltd.	2,293	22,699
	Mangalore Refinery & Petrochemicals Ltd.	40,362	70,880
	Marico Ltd.	106,063	809,657
	Marksans Pharma Ltd.	74,161	255,261
	Maruti Suzuki India Ltd.	4,897	644,738
Ω	MAS Financial Services Ltd.	17,424	60,301
	Mastek Ltd.	4,519	154,132
*	Max Estates Ltd.	6,858	46,558
	Max Healthcare Institute Ltd.	28,599	344,349
*	Max India Ltd.	2,849	9,147
	Mayur Uniquoters Ltd.	8,317	60,687
	Mazagon Dock Shipbuilders Ltd.	2,088	100,877
Ω	Medi Assist Healthcare Services Ltd.	3,525	25,856
*	Meghmani Organics Ltd.	33,015	39,161
Ω	Metropolis Healthcare Ltd.	7,719	195,791
	Minda Corp. Ltd.	11,926	72,700
Ω	Mishra Dhatu Nigam Ltd.	14,607	57,736
	MM Forgings Ltd.	7,250	41,983
	MOIL Ltd.	22,181	86,545
	Monte Carlo Fashions Ltd.	3,649	33,759
*	Morepen Laboratories Ltd.	106,810	100,983
	Motherson Sumi Wiring India Ltd.	543,670	405,632

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	49,532	$554,073
	Mphasis Ltd.	33,542	1,144,878
	MPS Ltd.	256	6,499
	MRF Ltd.	693	1,005,385
	Mrs Bectors Food Specialities Ltd.	6,046	135,673
	MSTC Ltd.	7,750	61,334
	Muthoot Finance Ltd.	66,141	1,503,793
*	Nalwa Sons Investments Ltd.	187	13,703
	Narayana Hrudayalaya Ltd.	24,947	376,119
	Natco Pharma Ltd.	20,784	344,408
	National Aluminium Co. Ltd.	319,195	859,888
	National Fertilizers Ltd.	35,078	46,329
	Nava Ltd.	42,413	486,003
	Navin Fluorine International Ltd.	1,958	77,340
	Navneet Education Ltd.	38,450	65,951
*	Nazara Technologies Ltd.	4,090	45,539
	NCC Ltd.	133,271	470,462
	NCL Industries Ltd.	8,249	20,165
	NELCO Ltd.	3,872	41,988
	Neogen Chemicals Ltd.	1,069	27,321
	NESCO Ltd.	8,606	101,222
	Nestle India Ltd.	36,800	989,906
	Neuland Laboratories Ltd.	1,127	196,814
	Newgen Software Technologies Ltd.	4,385	66,725
	NHPC Ltd.	332,705	325,108
	NIIT Learning Systems Ltd.	25,172	130,510
	NIIT Ltd.	36,661	67,386
	Nilkamal Ltd.	2,650	61,418
Ω	Nippon Life India Asset Management Ltd.	24,720	207,404
	Nitin Spinners Ltd.	8,550	42,275
	NLC India Ltd.	66,590	202,813
	NMDC Ltd.	262,907	689,921
*††	NMDC Steel Ltd.	262,907	147,628
	NOCIL Ltd.	39,174	134,793
	Novartis India Ltd.	1,821	23,042
	NRB Bearings Ltd.	20,512	62,174
	NTPC Ltd.	299,031	1,446,821

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	3,058	$43,166
*	Nuvama Wealth Management Ltd.	1,578	130,584
	Oberoi Realty Ltd.	36,793	863,025
	Odigma Consultancy Solutions	3,806	5,761
	Oil & Natural Gas Corp. Ltd.	129,321	409,145
	Oil India Ltd.	85,333	476,733
	Oracle Financial Services Software Ltd.	5,863	759,008
	Orient Cement Ltd.	38,546	158,306
	Orient Electric Ltd.	29,101	85,069
*	Orient Green Power Co. Ltd.	135,608	30,460
	Orient Paper & Industries Ltd.	48,586	24,400
	Oriental Hotels Ltd.	5,689	12,285
	Page Industries Ltd.	938	478,265
	Paisalo Digital Ltd.	133,713	73,948
	Panama Petrochem Ltd.	5,121	23,000
*Ω	Parag Milk Foods Ltd.	9,183	22,647
	Patanjali Foods Ltd.	5,883	124,956
*	Patel Engineering Ltd.	182,926	111,138
*	PB Fintech Ltd.	11,473	230,559
*	PC Jeweller Ltd.	66,129	123,371
	PCBL Ltd.	61,168	297,530
*	Peninsula Land Ltd.	27,605	16,038
*	Pennar Industries Ltd.	19,375	44,719
	Persistent Systems Ltd.	33,894	2,157,880
	Petronet LNG Ltd.	282,882	1,119,966
	Pfizer Ltd.	2,456	148,822
	PG Electroplast Ltd.	15,159	114,784
	Phoenix Mills Ltd.	23,628	427,336
	PI Industries Ltd.	13,700	728,675
	Pidilite Industries Ltd.	15,447	577,192
	Piramal Enterprises Ltd.	28,361	356,034
	Piramal Pharma Ltd.	130,810	414,708
	Pitti Engineering Ltd.	587	8,923
	PNB Gilts Ltd.	10,371	14,499
	PNC Infratech Ltd.	41,157	154,773
	Poly Medicure Ltd.	5,713	195,393
	Polycab India Ltd.	6,068	465,290
	Polyplex Corp. Ltd.	6,105	82,903
	Poonawalla Fincorp Ltd.	59,773	268,974
	Power Finance Corp. Ltd.	421,622	2,266,303

		Shares	Value»
INDIA — (Continued)
	Power Grid Corp. of India Ltd.	318,901	$1,213,093
	Power Mech Projects Ltd.	3,950	138,583
	Praj Industries Ltd.	36,615	320,393
*	Prakash Industries Ltd.	57,269	113,169
	Prakash Pipes Ltd.	1,197	7,816
Ω	Prataap Snacks Ltd.	2,707	34,113
	Precision Wires India Ltd.	13,794	31,319
	Premier Explosives Ltd. (PRE IN)	1,971	10,500
	Prestige Estates Projects Ltd.	37,413	727,920
*	Pricol Ltd.	26,229	150,355
*	Prime Focus Ltd.	9,031	14,342
*	Prince Pipes & Fittings Ltd.	10,574	59,348
*	Prism Johnson Ltd.	43,150	98,445
	Privi Speciality Chemicals Ltd.	2,218	45,400
	Procter & Gamble Health Ltd.	2,614	163,204
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	331,718
*	PSP Projects Ltd.	3,112	22,272
*	PTC India Financial Services Ltd.	83,107	43,046
	PTC India Ltd.	99,145	214,394
	Punjab National Bank	271,706	316,070
Ω	Quess Corp. Ltd.	19,671	168,835
	R Systems International Ltd.	4,412	25,625
	Radico Khaitan Ltd.	16,836	476,153
	Rail Vikas Nigam Ltd.	7,351	40,936
*	Rain Industries Ltd.	61,259	117,269
*	Rajesh Exports Ltd.	25,906	79,112
	Rallis India Ltd.	18,917	76,481
	Ramco Cements Ltd.	27,322	288,142
	Ramco Industries Ltd.	13,704	39,828
	Ramkrishna Forgings Ltd.	26,858	292,045
	Rane Holdings Ltd.	2,514	55,657
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	105,321
	Ratnamani Metals & Tubes Ltd.	7,282	318,137
*	RattanIndia Power Ltd.	284,216	48,591
*	Raymond Lifestyle Ltd.	11,795	309,727
	Raymond Ltd.	14,744	285,926

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	RBL Bank Ltd.	172,102	$343,512
	REC Ltd.	477,632	2,949,264
	Redington Ltd.	224,470	515,574
*	Redtape Ltd.	11,105	128,535
	Relaxo Footwears Ltd.	10,941	101,330
	Reliance Industrial Infrastructure Ltd.	2,215	29,378
	Reliance Industries Ltd.	235,961	3,737,829
	Reliance Industries Ltd. (RIL IN)	235,961	3,730,869
*	Reliance Infrastructure Ltd.	40,867	135,492
*	Reliance Power Ltd.	916,309	462,242
*	Religare Enterprises Ltd.	4,652	13,627
	Repco Home Finance Ltd.	12,674	71,221
	Rico Auto Industries Ltd.	31,447	35,776
	RITES Ltd.	28,740	102,517
	Route Mobile Ltd.	8,945	162,082
	RPG Life Sciences Ltd.	1,466	43,735
	RSWM Ltd.	12,203	27,612
	Rupa & Co. Ltd.	4,580	14,184
	Sagar Cements Ltd.	10,335	27,500
Ω	Salasar Techno Engineering Ltd.	137,948	29,120
	Sammaan Capital Ltd.	107,599	183,906
	Samvardhana Motherson International Ltd.	563,014	1,207,636
	Sandhar Technologies Ltd.	3,136	18,155
	Sandur Manganese & Iron Ores Ltd.	7,163	38,069
	Sangam India Ltd.	553	2,587
	Sanghvi Movers Ltd.	6,740	32,056
*	Sanofi Consumer Healthcare India Ltd.	2,438	143,086
	Sanofi India Ltd.	2,438	198,167
Ω	Sansera Engineering Ltd.	3,442	62,493
*	Sapphire Foods India Ltd.	20,690	78,619
	Sarda Energy & Minerals Ltd.	27,550	147,427
	Saregama India Ltd.	7,539	48,081
	Sasken Technologies Ltd.	899	17,927

		Shares	Value»
INDIA — (Continued)
*	Satin Creditcare Network Ltd.	3,262	$6,249
	Savita Oil Technologies Ltd.	6,016	38,458
	SBI Cards & Payment Services Ltd.	21,247	173,516
Ω	SBI Life Insurance Co. Ltd.	35,186	675,716
	Schaeffler India Ltd.	5,290	217,053
*	Schneider Electric Infrastructure Ltd.	15,960	147,249
*	SEAMEC Ltd.	1,720	28,123
*	SEPC Ltd.	313,749	96,668
*	Sequent Scientific Ltd.	15,132	32,580
	Seshasayee Paper & Boards Ltd.	6,832	25,101
Ω	SH Kelkar & Co. Ltd.	18,152	62,352
	Shalby Ltd.	4,833	13,568
	Shankara Building Products Ltd.	1,193	7,002
	Shanthi Gears Ltd.	4,322	28,602
	Sharda Cropchem Ltd.	10,452	93,409
	Sharda Motor Industries Ltd.	1,355	35,993
	Share India Securities Ltd.	25,090	87,109
*	Shilpa Medicare Ltd.	10,216	102,919
*	Shipping Corp. of India Land & Assets Ltd.	59,327	43,805
	Shipping Corp. of India Ltd.	70,639	181,130
*	Shoppers Stop Ltd.	11,621	92,624
	Shree Cement Ltd.	713	211,931
*	Shree Renuka Sugars Ltd.	113,026	57,832
	Shriram Finance Ltd.	67,814	2,518,596
	Shriram Pistons & Rings Ltd.	2,248	57,200
	Siemens Ltd.	3,071	254,734
*	SIS Ltd.	17,346	82,515
	Siyaram Silk Mills Ltd.	4,520	29,399
	SJS Enterprises Ltd.	3,196	45,755
	SKF India Ltd.	6,048	370,099
	Skipper Ltd.	5,063	32,519
	Snowman Logistics Ltd.	37,652	30,381
	Sobha Ltd.	8,818	166,282
	Solar Industries India Ltd.	6,378	770,044

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Solara Active Pharma Sciences Ltd.	4,763	$43,917
	Somany Ceramics Ltd.	5,724	43,636
	Sonata Software Ltd. .	64,634	468,923
	South Indian Bank Ltd.	648,890	188,738
*	Spandana Sphoorty Financial Ltd.	630	3,060
	SRF Ltd.	31,640	840,239
*	Star Cement Ltd.	20,987	49,788
	State Bank of India (SBID LI), GDR	490	47,249
	State Bank of India (SBIN IN)	114,695	1,117,352
	State Bank of India (SBKFF US), GDR	2,177	210,298
	Steel Authority of India Ltd.	385,104	527,913
*	Sterlite Technologies Ltd.	52,825	73,885
	Strides Pharma Science Ltd.	19,479	360,778
	Stylam Industries Ltd.	1,806	48,918
	Styrenix Performance Materials Ltd.	603	17,891
*	Subex Ltd.	85,031	24,267
	Subros Ltd.	10,122	76,207
	Sudarshan Chemical Industries Ltd.	12,850	159,129
	Sumitomo Chemical India Ltd.	20,220	138,338
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	72,115	1,590,457
	Sun TV Network Ltd.	29,483	267,681
	Sundaram Finance Ltd.	12,288	698,031
	Sundaram-Clayton Ltd.	1,656	44,692
	Sundram Fasteners Ltd.	23,120	368,600
*	Sunflag Iron & Steel Co. Ltd.	5,016	12,224
	Sunteck Realty Ltd.	21,380	139,772
	Suprajit Engineering Ltd.	20,062	121,820
	Supreme Industries Ltd.	13,018	662,054
	Supreme Petrochem Ltd.	22,062	198,324
	Surya Roshni Ltd.	13,768	110,065
*	Suryoday Small Finance Bank Ltd.	15,323	27,207

		Shares	Value»
INDIA — (Continued)
*	Sutlej Textiles & Industries Ltd.	15,372	$11,031
*	Suven Pharmaceuticals Ltd.	55,204	851,703
*	Suzlon Energy Ltd.	775,346	615,301
	Swan Energy Ltd.	11,622	68,662
	Swaraj Engines Ltd.	1,425	50,154
Ω	Syngene International Ltd.	25,178	258,127
	TAJGVK Hotels & Resorts Ltd.	3,470	12,368
	Talbros Automotive Components Ltd.	2,544	9,367
	Tamil Nadu Newsprint & Papers Ltd.	15,403	32,458
	Tamilnadu Petroproducts Ltd.	13,162	13,395
	Tanla Platforms Ltd.	13,276	117,774
*	TARC Ltd.	44,042	124,223
	Tasty Bite Eatables Ltd.	47	6,686
	Tata Chemicals Ltd.	56,836	773,950
	Tata Communications Ltd.	26,417	556,052
	Tata Consultancy Services Ltd.	67,519	3,181,138
	Tata Consumer Products Ltd.	48,093	572,087
	Tata Elxsi Ltd.	6,826	568,222
	Tata Motors Ltd.	242,466	2,401,691
	Tata Power Co. Ltd.	176,417	919,376
	Tata Steel Ltd.	1,850,567	3,247,378
	TCI Express Ltd.	3,754	43,363
	TD Power Systems Ltd.	29,800	145,047
*	TeamLease Services Ltd.	973	32,281
	Tech Mahindra Ltd.	111,525	2,124,748
	Techno Electric & Engineering Co. Ltd.	12,589	230,569
	Tega Industries Ltd.	421	9,596
	Texmaco Rail & Engineering Ltd.	49,331	129,665
	Thanga Mayil Jewellery Ltd.	1,456	39,453
	Thejo Engineering Ltd.	612	16,658
	Themis Medicare Ltd.	3,727	11,570
	Thermax Ltd.	2,584	151,654
	Thirumalai Chemicals Ltd.	17,134	62,074

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Thomas Cook India Ltd.	36,462	$83,516
*Ω	Thyrocare Technologies Ltd.	4,402	48,306
	Tilaknagar Industries Ltd.	20,689	71,075
	Time Technoplast Ltd.	52,285	262,486
	Timken India Ltd.	5,493	221,222
	Titagarh Rail System Ltd.	16,029	231,798
	Titan Co. Ltd.	37,363	1,451,655
	Torrent Pharmaceuticals Ltd.	20,591	780,807
	Torrent Power Ltd.	39,877	863,460
	Tourism Finance Corp. of India Ltd.	21,611	40,143
*	TransIndia Real Estate Ltd.	31,372	14,869
	Transport Corp. of India Ltd.	9,892	126,764
	Trent Ltd.	10,624	899,226
	Trident Ltd.	564,080	231,263
	Triveni Engineering & Industries Ltd.	37,325	184,165
	Triveni Turbine Ltd.	9,150	74,931
	TTK Healthcare Ltd.	475	8,743
	TTK Prestige Ltd.	10,094	103,599
	Tube Investments of India Ltd.	36,180	1,914,946
	TV Today Network Ltd.	13,324	31,345
	TVS Holdings Ltd.	1,656	246,578
	TVS Motor Co. Ltd.	47,653	1,408,427
	TVS Srichakra Ltd.	1,447	65,639
	Uflex Ltd.	11,771	81,460
	Ugar Sugar Works Ltd.	25,068	23,565
*	Ugro Capital Ltd.	16,837	49,838
Ω	Ujjivan Small Finance Bank Ltd.	115,379	51,414
	UltraTech Cement Ltd.	9,941	1,306,722
*	Unichem Laboratories Ltd.	9,550	94,466
	Union Bank of India Ltd.	199,983	276,924
	United Breweries Ltd.	3,175	72,394
	United Spirits Ltd.	47,033	809,925
	UNO Minda Ltd.	56,378	656,176
	UPL Ltd.	194,116	1,276,883
*	Urja Global Ltd.	81,988	18,632
	Usha Martin Ltd.	48,729	245,058

		Shares	Value»
INDIA — (Continued)
	UTI Asset Management Co. Ltd.	14,793	$232,827
*	VA Tech Wabag Ltd.	14,418	303,317
	Vadilal Industries Ltd.	532	24,183
	Vaibhav Global Ltd.	17,605	61,549
*	Valor Estate Ltd.	24,477	47,486
	Vardhman Special Steels Ltd.	2,805	8,912
	Vardhman Textiles Ltd.	42,592	237,775
*Ω	Varroc Engineering Ltd.	13,072	80,473
	Varun Beverages Ltd.	223,910	1,597,717
*	Vascon Engineers Ltd.	38,321	25,234
	Vedanta Ltd.	338,403	1,861,794
	Veedol Corporation Ltd.	1,030	23,684
	Venky’s India Ltd.	1,715	37,018
	Vesuvius India Ltd.	3,188	200,087
	V-Guard Industries Ltd.	35,226	180,908
*	Vikas Lifecare Ltd.	214,908	11,811
	Vinati Organics Ltd.	9,924	228,991
	Vindhya Telelinks Ltd.	2,575	60,799
	VIP Industries Ltd.	11,912	67,446
	Visaka Industries Ltd.	10,930	13,276
	Vishnu Chemicals Ltd.	4,745	28,718
*	VL E-Governance & IT Solutions Ltd.	22,171	39,168
*	Vodafone Idea Ltd.	1,722,808	165,451
	Voltamp Transformers Ltd.	1,363	189,443
	Voltas Ltd.	15,818	310,078
*	VRL Logistics Ltd.	10,687	71,092
	VST Industries Ltd.	18,447	75,261
	VST Tillers Tractors Ltd.	975	51,605
	Welspun Corp. Ltd.	50,380	434,205
	Welspun Enterprises Ltd.	19,817	116,861
	Welspun Living Ltd.	145,325	261,596
	West Coast Paper Mills Ltd.	14,627	99,012
*	Westlife Foodworld Ltd.	15,854	143,826
	Whirlpool of India Ltd.	4,402	104,460
	Wipro Ltd.	101,506	662,301
*	Wockhardt Ltd.	16,542	236,264
	Wonderla Holidays Ltd.	6,827	70,656
	Yasho Industries Ltd.	677	15,253

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Yes Bank Ltd.	644,005	$155,312
*	Zee Entertainment Enterprises Ltd.	288,808	418,192
*	Zee Media Corp. Ltd.	107,388	24,773
	Zen Technologies Ltd.	6,770	149,928
	Zensar Technologies Ltd.	45,923	382,725
	ZF Commercial Vehicle Control Systems India Ltd.	124	21,124
*	Zomato Ltd.	116,688	334,432
	Zuari Industries Ltd.	4,641	18,829
	Zydus Lifesciences Ltd.	35,739	425,629
	Zydus Wellness Ltd.	4,155	96,227

TOTAL INDIA			282,423,895

INDONESIA — (0.6%)
	ABM Investama Tbk. PT	144,100	36,541
	Adaro Energy Indonesia Tbk. PT	5,126,900	1,180,025
*	Adaro Minerals Indonesia Tbk. PT	1,968,900	175,455
	Adi Sarana Armada Tbk. PT	499,600	24,653
*	Agung Semesta Sejahtera Tbk. PT	379,600	265
	AKR Corporindo Tbk. PT	2,259,700	194,227
*	Alam Sutera Realty Tbk. PT	4,051,400	53,667
	Aneka Tambang Tbk. PT	2,771,846	281,800
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	64,612
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	108,500
	Astra Agro Lestari Tbk. PT	162,100	69,857
	Astra International Tbk. PT	2,946,600	956,606
	Astra Otoparts Tbk. PT	396,000	63,466
	Avia Avian Tbk. PT	2,432,000	73,969
	Bank Amar Indonesia Tbk. PT	864,766	11,775
	Bank BTPN Syariah Tbk. PT	1,217,100	82,493
*	Bank Bukopin Tbk. PT	7,881,856	30,099

		Shares	Value»
INDONESIA — (Continued)
	Bank Central Asia Tbk. PT	2,994,300	$1,952,221
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	15,238
	Bank Mandiri Persero Tbk. PT	5,143,600	2,183,555
*	Bank Mayapada International Tbk. PT	3,615,992	51,023
	Bank Maybank Indonesia Tbk. PT	1,445,900	20,994
*	Bank Nationalnobu Tbk. PT	660,077	28,613
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	673,476
*	Bank Neo Commerce Tbk. PT	2,633,900	44,655
	Bank OCBC Nisp Tbk. PT	796,500	69,548
*	Bank Pan Indonesia Tbk. PT	1,432,900	173,193
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	64,092
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	58,120
	Bank Rakyat Indonesia Persero Tbk. PT	3,556,134	1,084,102
	Bank Syariah Indonesia Tbk. PT	1,150,660	221,436
	Bank Tabungan Negara Persero Tbk. PT	2,065,892	184,400
	Barito Pacific Tbk. PT	954,282	60,417
	BFI Finance Indonesia Tbk. PT	2,834,600	178,801
	BISI International Tbk. PT	199,000	17,143
	Blue Bird Tbk. PT	168,500	22,559
*	Buana Lintas Lautan Tbk. PT	3,163,100	26,162
*	Bukalapak.com Tbk. PT	21,225,800	172,803
	Bukit Asam Tbk. PT	1,380,500	260,029
*	Bumi Resources Minerals Tbk. PT	16,557,500	387,070
*	Bumi Resources Tbk. PT	30,816,100	272,698

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk. PT	1,770,300	$137,170
*	Capital Financial Indonesia Tbk. PT	1,344,700	47,550
*	Cemindo Gemilang PT	689,100	42,337
	Charoen Pokphand Indonesia Tbk. PT	744,100	249,107
Ω	Cikarang Listrindo Tbk. PT	409,000	18,111
	Ciputra Development Tbk. PT	3,523,547	300,813
	Cisarua Mountain Dairy Tbk. PT	127,100	46,136
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	15,221
	Dayamitra Telekomunikasi PT	3,553,900	142,606
	Delta Dunia Makmur Tbk. PT	1,774,400	75,836
	Dharma Satya Nusantara Tbk. PT	1,298,400	90,830
	Elang Mahkota Teknologi Tbk. PT	3,925,900	127,505
	Elnusa Tbk. PT	1,799,200	54,831
*	Energi Mega Persada Tbk. PT	1,478,800	26,719
	Erajaya Swasembada Tbk. PT	3,182,500	91,205
	ESSA Industries Indonesia Tbk. PT	2,653,700	166,504
	Gajah Tunggal Tbk. PT	649,500	55,054
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	85,444
*	Gudang Garam Tbk. PT	171,300	153,619
	Hexindo Adiperkasa Tbk. PT	46,900	16,595
	Hillcon Tbk. PT	82,400	11,117
	Impack Pratama Industri Tbk. PT	1,201,200	25,550
	Indah Kiat Pulp & Paper Tbk. PT	726,100	372,953
	Indika Energy Tbk. PT	744,800	73,745
	Indo Tambangraya Megah Tbk. PT	156,500	250,128
	Indocement Tunggal Prakarsa Tbk. PT	321,400	147,134
	Indofood CBP Sukses Makmur Tbk. PT	142,700	111,986

		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	1,220,800	$590,659
	Indomobil Sukses Internasional Tbk. PT	398,300	32,122
	Indosat Tbk. PT	1,060,400	168,757
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	106,632
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	16,290
*	Japfa Comfeed Indonesia Tbk. PT	2,060,300	240,199
	Jasa Marga Persero Tbk. PT	453,104	139,762
	Jaya Real Property Tbk. PT	957,600	40,296
	Kalbe Farma Tbk. PT	1,847,200	190,327
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	71,814
*	Lippo Karawaci Tbk. PT	10,772,700	84,430
	Map Aktif Adiperkasa PT	3,306,300	228,516
	Matahari Department Store Tbk. PT	289,600	28,302
	Mayora Indah Tbk. PT	1,004,900	166,362
	MD Entertainment Tbk. PT	131,900	26,558
	Medco Energi Internasional Tbk. PT	3,468,500	282,766
*	Media Nusantara Citra Tbk. PT	2,673,600	56,190
	Medikaloka Hermina Tbk. PT	1,960,300	187,530
*	Merdeka Copper Gold Tbk. PT	756,542	116,950
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	15,195
	Metrodata Electronics Tbk. PT	1,934,000	78,365
	Mitra Adiperkasa Tbk. PT	3,535,200	355,211
	Mitra Keluarga Karyasehat Tbk. PT	457,700	78,945
	Mitra Pinasthika Mustika Tbk. PT	655,500	42,349

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	MNC Digital Entertainment Tbk. PT	311,000	$25,734
*	MNC Land Tbk. PT	19,621,000	208,996
	Nippon Indosari Corpindo Tbk. PT	326,544	20,465
	Pabrik Kertas Tjiwi Kimia Tbk. PT	465,600	219,497
*	Pacific Strategic Financial Tbk. PT	719,300	49,716
	Pakuwon Jati Tbk. PT.	6,004,200	182,735
*	Panin Financial Tbk. PT	5,284,100	160,052
	Pantai Indah Kapuk Dua Tbk. PT	70,500	72,299
	Perusahaan Gas Negara Tbk. PT	2,282,800	227,335
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,226,000	95,573
*	Petrindo Jaya Kreasi Tbk. PT	79,400	38,424
*††	Pool Advista Indonesia Tbk. PT	107,000	64
*	PP Persero Tbk. PT	1,316,763	37,389
	Prodia Widyahusada Tbk. PT	24,600	4,688
	Puradelta Lestari Tbk. PT	3,333,600	34,999
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	23,811
	Salim Ivomas Pratama Tbk. PT	629,100	17,004
	Samudera Indonesia Tbk. PT	2,565,000	55,545
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	19,085
	Sarana Menara Nusantara Tbk. PT	5,582,200	284,551
	Sariguna Primatirta Tbk. PT	789,100	64,861
*	Sawit Sumbermas Sarana Tbk. PT	1,061,600	80,013
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	96,263
	Semen Indonesia Persero Tbk. PT	1,178,810	296,406

		Shares	Value»
INDONESIA — (Continued)
	Siloam International Hospitals Tbk. PT	323,168	$77,330
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,740
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	484,783
	Summarecon Agung Tbk. PT	3,451,323	147,319
	Surya Citra Media Tbk. PT	7,226,400	63,573
	Surya Semesta Internusa Tbk. PT	1,950,500	151,780
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	75,883
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	3,061,700	547,257
	Temas Tbk. PT	3,424,000	31,668
	Tempo Scan Pacific Tbk. PT	231,900	39,298
*	Timah Tbk. PT	691,000	57,138
	Tower Bersama Infrastructure Tbk. PT	418,300	50,661
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	195,900	91,040
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	9,511
	Triputra Agro Persada PT	1,565,000	92,267
	Tunas Baru Lampung Tbk. PT	1,173,914	50,835
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	54,811
	Unilever Indonesia Tbk. PT	1,364,300	170,754
	United Tractors Tbk. PT	501,600	875,553
*	Vale Indonesia Tbk. PT	538,745	130,865
*††	Waskita Beton Precast Tbk. PT	2,948,500	3,771
*††	Waskita Karya Persero Tbk. PT	3,327,686	8,031
*††	Wijaya Karya Persero Tbk. PT	2,883,734	69,374
	XL Axiata Tbk. PT	1,664,429	238,323

TOTAL INDONESIA			23,757,761

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.3%)
	AIB Group PLC	475,108	$2,547,074
	Bank of Ireland Group PLC	329,794	3,056,603
	Cairn Homes PLC	192,959	451,239
	Dalata Hotel Group PLC	79,144	371,219
	FBD Holdings PLC (FBD ID)	12,798	176,816
	Glanbia PLC (GLB ID)	89,759	1,493,314
*Ω	Glenveagh Properties PLC	186,836	326,895
	Irish Continental Group PLC (IR5B ID)	45,755	254,224
	Kerry Group PLC (KYGA ID), Class A	10,032	1,001,950
	Kingspan Group PLC (KSP ID)	35,278	3,115,291
*	Permanent TSB Group Holdings PLC	27,099	42,437

TOTAL IRELAND			12,837,062

ISRAEL — (0.6%)
*	Adgar Investment & Development Ltd.	20,210	26,095
*	AFI Properties Ltd.	3,808	182,543
	Africa Israel Residences Ltd.	1,561	108,848
*	Airport City Ltd.	15,073	228,991
*	Allot Ltd.	4,114	13,887
	Alony Hetz Properties & Investments Ltd.	23,769	192,050
*	Alrov Properties & Lodgings Ltd.	2,536	96,617
*	Amos Luzon Development & Energy Group Ltd.	42,724	30,403
	Amot Investments Ltd.	14,608	71,063
	Arad Ltd.	4,947	68,149
*	Argo Properties NV	2,506	64,045
	Ashdod Refinery Ltd.	1,690	27,070
#*	Ashtrom Group Ltd.	8,814	134,728
	AudioCodes Ltd. (AUDC US)	4,690	43,195
	Aura Investments Ltd.	7,682	38,987
	Automatic Bank Services Ltd.	5,810	28,130

		Shares	Value»
ISRAEL — (Continued)
*	Azorim-Investment Development & Construction Co. Ltd.	22,758	$120,067
	Azrieli Group Ltd.	1,691	129,092
	Bank Hapoalim BM	144,881	1,509,550
	Bank Leumi Le-Israel BM	212,296	2,156,827
	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	144,084
	Bezeq The Israeli Telecommunication Corp. Ltd.	222,418	285,043
*	Big Shopping Centers Ltd.	1,233	147,415
	Blue Square Real Estate Ltd.	1,552	124,773
*	Brack Capital Properties NV	732	57,252
*	Brainsway Ltd. (BWAY IT)	3,422	17,195
	Camtek Ltd.	1,451	115,068
	Carasso Motors Ltd.	12,524	69,085
*	Cellcom Israel Ltd. (CEL IT)	48,962	230,985
*	Ceragon Networks Ltd.	10,169	25,219
*	Clal Insurance Enterprises Holdings Ltd.	23,464	449,621
*	Compugen Ltd.	10,412	16,763
	Danel Adir Yeoshua Ltd.	2,031	203,302
	Danya Cebus Ltd.	956	24,288
	Delek Automotive Systems Ltd.	6,426	39,757
	Delek Group Ltd.	2,441	287,559
	Delta Galil Ltd.	5,326	237,623
	Delta Israel Brands Ltd.	698	11,805
	Diplomat Holdings Ltd.	1,100	10,263
	Direct Finance of Direct Group 2006 Ltd.	77	11,125
*	Dor Alon Energy in Israel 1988 Ltd.	1,403	29,371
#*	Doral Group Renewable Energy Resources Ltd.	18,496	70,825
*	Duniec Brothers Ltd.	917	61,633
*	El Al Israel Airlines	39,186	76,108

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Elbit Systems Ltd. (ESLT US)	474	$108,119
*	Electra Consumer Products 1970 Ltd.	1,849	36,973
	Electra Ltd.	555	252,183
	Electra Real Estate Ltd.	5,456	58,461
*	Electreon Wireless Ltd.	604	36,425
	Energix-Renewable Energies Ltd.	6,672	23,216
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	54,344
*	Enlight Renewable Energy Ltd. (ENLT US)	2,076	33,008
*	Equital Ltd.	7,659	276,843
*	Fattal Holdings 1998 Ltd.	2,145	269,981
	First International Bank of Israel Ltd.	14,348	636,685
	FMS Enterprises Migun Ltd.	1,064	39,240
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	225,665
	Fox Wizel Ltd.	3,553	260,828
	Gav-Yam Lands Corp. Ltd.	17,476	144,198
#*	Gilat Satellite Networks Ltd.	8,621	44,792
*	Hagag Group Real Estate Development	11,912	56,884
#*	Hamat Group Ltd.	5,314	18,507
	Harel Insurance Investments & Financial Services Ltd.	26,685	278,244
	Hilan Ltd.	5,415	296,796
	Hiper Global Ltd.	1,464	6,526
	ICL Group Ltd.	43,607	179,013
	IDI Insurance Co. Ltd.	3,452	117,465
*	IES Holdings Ltd.	852	45,307
	Ilex Medical Ltd.	1,583	27,209
	Inrom Construction Industries Ltd.	34,898	124,523
*	Intercure Ltd.	5,344	9,527
	Isracard Ltd.	59,448	230,334
	Israel Canada TR Ltd.	12,755	47,784

		Shares	Value»
ISRAEL — (Continued)
	Israel Discount Bank Ltd., Class A	244,692	$1,438,298
*	Israel Land Development Co. Ltd.	8,235	73,264
	Israel Shipyards Industries Ltd.	1,705	33,088
	Isras Investment Co. Ltd.	667	141,630
*	Issta Ltd.	2,735	62,067
*	Kamada Ltd. (KMDA IT)	2,220	12,835
*	Kamada Ltd. (KMDA US)	6,695	38,429
	Kardan Real Estate Enterprise & Development Ltd.	24,341	31,033
	Kenon Holdings Ltd.	5,202	148,261
	Kerur Holdings Ltd.	1,856	32,890
	Kvutzat Acro Ltd.	4,883	67,028
	Lahav L.R. Real Estate Ltd.	7,178	7,270
#	Lapidoth Capital Ltd.	1,405	23,164
#	Levinstein Properties Ltd.	1,006	16,596
	M Yochananof & Sons Ltd.	1,596	94,723
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	16,027
	Magic Software Enterprises Ltd. (MGIC US)	11,223	125,810
*	Malam - Team Ltd.	2,662	46,527
	Matrix IT Ltd.	9,410	188,761
	Max Stock Ltd.	23,380	61,838
#	Maytronics Ltd.	16,664	41,837
	Mediterranean Towers Ltd.	32,870	70,376
	Mega Or Holdings Ltd.	4,762	133,344
	Meitav Investment House Ltd.	16,138	86,171
	Melisron Ltd.	1,840	145,822
	MENIF - Financial Services Ltd.	3,440	13,773
	Menora Mivtachim Holdings Ltd.	6,039	187,857
*	Meshek Energy Renewable Energies Ltd.	44,062	25,980

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	434	$35,395
	Migdal Insurance & Financial Holdings Ltd.	135,296	220,173
	Mivne Real Estate KD Ltd.	70,674	192,706
	Mivtach Shamir Holdings Ltd.	2,452	128,878
	Mizrahi Tefahot Bank Ltd.	21,980	906,275
*	Naphtha Israel Petroleum Corp. Ltd.	6,012	35,427
	Nawi Group Ltd.	5,014	42,283
*	Nayax Ltd.	521	15,296
*	Neto Malinda Trading Ltd.	2,810	52,108
	Next Vision Stabilized Systems Ltd.	21,496	244,427
*	Nice Ltd. (NICE IT)	193	33,536
#*	Nice Ltd. (NICE US), Sponsored ADR	702	121,937
*	Nova Ltd. (NVMI IT)	586	110,200
	Novolog Ltd.	74,680	30,229
	Oil Refineries Ltd.	914,398	233,168
	One Software Technologies Ltd.	15,054	222,286
*	OPC Energy Ltd.	7,949	64,372
*	OY Nofar Energy Ltd.	1,248	29,036
	Palram Industries 1990 Ltd.	5,010	94,197
*	Partner Communications Co. Ltd.	51,349	218,238
	Paz Retail & Energy Ltd.	3,262	369,233
*	Perion Network Ltd.	10,726	87,199
	Phoenix Financial Ltd.	37,603	436,007
	Plasson Industries Ltd.	1,203	45,685
	Prashkovsky Investments & Construction Ltd.	2,012	54,984
*	Priortech Ltd.	1,855	79,445
	Qualitau Ltd.	2,085	85,962
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,295	199,082

		Shares	Value»
ISRAEL — (Continued)
*	Rani Zim Shopping Centers Ltd.	14,142	$11,567
	Retailors Ltd.	5,865	105,758
	Sano-Brunos Enterprises Ltd.	288	23,762
*	Scope Metals Group Ltd.	2,905	89,976
#*	Shikun & Binui Ltd.	62,943	166,565
*	Shikun & Binui Soltec Renewable Energy	50,044	34,632
	Shufersal Ltd.	15,681	138,849
	Strauss Group Ltd.	2,516	42,395
	Summit Real Estate Holdings Ltd.	15,262	235,195
	Tadiran Group Ltd.	843	44,313
Ω	Tamar Petroleum Ltd.	23,215	137,133
*	TAT Technologies Ltd.	930	17,212
	Tel Aviv Stock Exchange Ltd.	15,497	155,373
#	Telsys Ltd.	786	38,007
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	564,733
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	1,226,149
	Tiv Taam Holdings 1 Ltd.	17,262	28,741
*	Tower Semiconductor Ltd. (TSEM US)	4,918	206,359
#	Turpaz Industries Ltd.	5,660	26,824
#*	Veridis Environment Ltd.	2,880	18,790
	Victory Supermarket Chain Ltd.	1,508	20,128
	YD More Investments Ltd.	9,388	27,335
	YH Dimri Construction & Development Ltd.	879	76,763

TOTAL ISRAEL			23,144,601

ITALY — (1.9%)
	A2A SpA	574,705	1,313,686
	ACEA SpA	17,230	326,986
	Amplifon SpA	42,214	1,179,209
Ω	Anima Holding SpA	48,328	292,812
#	Ariston Holding NV	2,700	11,365
	Arnoldo Mondadori Editore SpA	66,336	176,186
	Ascopiave SpA	20,805	64,093
	Avio SpA	4,330	55,930

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Azimut Holding SpA	45,890	$1,135,065
	Banca Generali SpA	21,043	932,532
	Banca IFIS SpA	8,519	204,169
	Banca Mediolanum SpA	87,652	1,083,449
	Banca Monte dei Paschi di Siena SpA	357,382	1,961,317
	Banca Popolare di Sondrio SpA	212,465	1,584,644
	Banca Profilo SpA	46,925	9,800
Ω	Banca Sistema SpA	18,647	30,563
	Banco BPM SpA	403,551	2,721,987
	Banco di Desio e della Brianza SpA	18,839	109,483
	BasicNet SpA	5,690	32,586
Ω	BFF Bank SpA	49,749	485,791
	Biesse SpA	2,426	20,607
	BPER Banca SpA	431,424	2,626,767
	Brunello Cucinelli SpA	12,044	1,191,403
	Buzzi SpA	21,030	823,917
	Cairo Communication SpA	27,066	64,609
Ω	Carel Industries SpA	12,138	249,478
	Cembre SpA	1,546	64,373
	Cementir Holding NV	15,517	161,209
*	CIR SpA-Compagnie Industriali	281,282	177,439
	Credito Emiliano SpA	37,931	409,601
	d’Amico International Shipping SA	25,813	138,900
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	129,190
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	302,954
	Datalogic SpA	7,679	49,433
	Davide Campari-Milano NV.	1,298	8,714
#*Ω	doValue SpA	3,308	18,472
	Emak SpA	23,116	24,475
Ω	Enav SpA	13,326	56,459
	Enel SpA	756,545	5,737,694
	Eni SpA (ENI IM)	257,285	3,919,270
	ERG SpA	7,101	159,473
*	Esprinet SpA	13,585	84,009
	Ferrari NV (RACE IM).	9,037	4,314,080
	Fiera Milano SpA	3,538	15,903
	Fila SpA	13,113	141,739
	FinecoBank Banca Fineco SpA	142,072	2,268,056
	FNM SpA	63,935	29,073

		Shares	Value»
ITALY — (Continued)
*	Garofalo Health Care SpA	4,908	$30,402
	Gefran SpA	1,857	18,145
	Generali	41,365	1,146,894
	GPI SpA	1,522	19,892
	Hera SpA	276,415	1,057,440
#	IMMSI SpA	88,096	50,157
Ω	Infrastrutture Wireless Italiane SpA	20,587	232,114
	Intercos SpA	2,611	41,895
	Intesa Sanpaolo SpA	769,891	3,295,141
	Iren SpA	145,146	314,361
	Italgas SpA	133,957	821,771
	Italian Sea Group SpA	4,884	42,757
	Italmobiliare SpA	5,539	166,649
	Iveco Group NV	63,417	659,010
	Leonardo SpA	42,444	1,011,687
	Maire SpA	50,309	379,715
	Mediobanca Banca di Credito Finanziario SpA	131,099	2,162,776
	MFE-MediaForEurope NV (MFEA IM), Class A	49,781	162,880
	MFE-MediaForEurope NV (MFEB IM), Class B	26,649	123,084
	Moltiply Group SpA	7,228	268,819
	Moncler SpA	27,557	1,530,997
*	Newlat Food SpA	6,439	79,903
*Ω	Nexi SpA	124,627	787,741
	Orsero SpA	2,438	31,383
Ω	OVS SpA	86,178	264,522
	Pharmanutra SpA	668	39,891
#	Piaggio & C SpA	47,418	114,173
Ω	Piovan SpA	2,215	33,189
Ω	Pirelli & C SpA	116,306	635,535
Ω	Poste Italiane SpA	72,537	1,019,967
	Prysmian SpA	24,548	1,732,458
Ω	RAI Way SpA	37,554	215,632
	Recordati Industria Chimica e Farmaceutica SpA	16,686	946,731
	Reply SpA	6,181	942,335
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	50,328
	Sabaf SpA	1,655	33,408
#*	Safilo Group SpA	32,565	35,532
*	Saipem SpA	455,059	1,081,945
#	Salvatore Ferragamo SpA	8,702	58,113
	Sanlorenzo SpA	4,105	154,568

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Sesa SpA	2,079	$180,551
	Snam SpA	241,647	1,160,849
#	Sogefi SpA	26,838	56,650
	SOL SpA	12,728	493,656
#	Spaxs SpA	14,149	57,409
	Stellantis NV (STLAM IM)	453,110	6,208,660
	Tamburi Investment Partners SpA	23,920	224,899
Ω	Technogym SpA	36,534	393,834
#*	Telecom Italia SpA (TIT IM)	3,287,791	832,812
*	Telecom Italia SpA (TITR IM)	885,525	259,009
	Tenaris SA (TEN IM)	46,810	771,217
	Tenaris SA (TS US), ADR	790	25,975
	Terna - Rete Elettrica Nazionale	161,736	1,400,914
#*	TREVI - Finanziaria Industriale SpA	52,648	15,965
	UniCredit SpA	141,784	6,272,407
	Unipol Gruppo SpA	170,742	2,121,979
	Webuild SpA	157,008	445,237
#	Wiit SpA	4,244	94,943
	Zignago Vetro SpA	5,435	62,004

TOTAL ITALY			79,771,860

JAPAN — (14.9%)
	&Do Holdings Co. Ltd.	2,900	19,840
	77 Bank Ltd.	20,800	535,469
#	A&D HOLON Holdings Co. Ltd.	11,800	168,835
#	AB&Company Co. Ltd.	5,100	29,977
	Abalance Corp.	2,300	13,519
	ABC-Mart, Inc.	12,100	237,085
	Achilles Corp.	6,100	60,312
	Acom Co. Ltd.	135,600	318,614
	AD Works Group Co. Ltd.	27,810	36,015
	Adastria Co. Ltd.	11,700	270,402
	ADEKA Corp.	28,200	508,745
#	Ad-sol Nissin Corp.	1,600	18,900
	Adtec Plasma Technology Co. Ltd.	1,000	8,415
#	Advan Group Co. Ltd.	6,600	40,604
#	Advanced Media, Inc.	1,900	13,275
	Advantest Corp.	59,900	3,468,186
#*	Adventure, Inc.	600	14,731
	Aeon Co. Ltd.	56,824	1,392,366
	Aeon Delight Co. Ltd.	4,500	127,820

		Shares	Value»
JAPAN — (Continued)
	Aeon Fantasy Co. Ltd.	3,100	$54,131
	AEON Financial Service Co. Ltd.	40,600	326,918
	Aeon Hokkaido Corp.	15,900	93,581
	Aeon Kyushu Co. Ltd.	1,500	28,945
	Aeon Mall Co. Ltd.	16,000	211,879
	AFC-HD AMS Life Science Co. Ltd.	4,100	22,413
	AGC, Inc.	31,800	974,515
	Agro-Kanesho Co. Ltd.	3,100	26,660
	Ahresty Corp.	9,600	34,480
	Ai Holdings Corp.	2,000	30,477
	Aica Kogyo Co. Ltd.	9,300	201,249
	Aichi Corp.	11,200	87,412
	Aichi Financial Group, Inc.	10,889	162,456
	Aichi Steel Corp.	4,200	118,401
	Aichi Tokei Denki Co. Ltd.	3,600	46,750
	Aida Engineering Ltd.	14,200	73,522
	Aiful Corp.	103,400	217,281
#	Ain Holdings, Inc.	10,400	343,458
	Ainavo Holdings Co. Ltd.	1,600	5,944
	Aiphone Co. Ltd.	4,500	87,254
	Air Water, Inc.	67,400	847,828
#	Airport Facilities Co. Ltd.	10,500	39,959
	Airtech Japan Ltd.	1,600	12,463
#*	Airtrip Corp.	4,300	29,056
	Aisan Industry Co. Ltd.	20,900	184,910
	Aisin Corp.	80,100	832,829
	AIT Corp.	3,900	45,341
	Aizawa Securities Group Co. Ltd.	12,600	134,733
	Ajinomoto Co., Inc.	29,700	1,140,948
	Akatsuki Corp.	8,500	23,529
	Akatsuki, Inc.	2,400	33,216
*	Akebono Brake Industry Co. Ltd.	43,900	34,554
	Akita Bank Ltd.	5,900	80,548
	Albis Co. Ltd.	2,900	50,681
	Alconix Corp.	11,500	103,290
	Alfresa Holdings Corp.	45,300	653,591
	Alinco, Inc.	7,300	45,962
#	Alleanza Holdings Co. Ltd.	4,100	28,735
	Alpen Co. Ltd.	7,200	96,608
	Alpha Systems, Inc.	1,900	39,752
	Alps Alpine Co. Ltd.	71,844	705,993
	Altech Corp.	6,710	121,477

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amada Co. Ltd.	80,000	$788,392
	Amano Corp.	21,400	617,226
	Amiyaki Tei Co. Ltd.	3,300	35,930
	Amuse, Inc.	4,500	40,017
#	Amvis Holdings, Inc.	12,700	164,863
	ANA Holdings, Inc.	12,700	250,148
	Anabuki Kosan, Inc.	1,900	24,931
	Anest Iwata Corp.	8,600	79,209
#*	AnGes, Inc.	7,300	2,380
	Anicom Holdings, Inc.	18,800	82,658
*	Anrakutei Co. Ltd.	300	13,748
*	AnyMind Group, Inc.	1,600	10,291
	AOKI Holdings, Inc.	13,600	105,441
	Aoyama Trading Co. Ltd.	15,400	132,064
	Aoyama Zaisan Networks Co. Ltd.	7,300	63,795
#	Aozora Bank Ltd.	31,300	539,617
	Arakawa Chemical Industries Ltd.	6,700	58,096
	Arata Corp.	9,400	211,039
#	Araya Industrial Co. Ltd.	900	26,455
	ARCLANDS Corp.	7,479	81,714
	Arcs Co. Ltd.	14,980	248,555
	ARE Holdings, Inc.	23,300	285,258
	Arealink Co. Ltd.	10,600	126,600
	Argo Graphics, Inc.	5,100	175,368
	Arisawa Manufacturing Co. Ltd.	10,600	96,800
	Artience Co. Ltd.	14,300	342,741
#	Artnature, Inc.	5,822	31,690
	Artner Co. Ltd.	2,000	23,086
	As One Corp.	14,400	269,292
	Asahi Co. Ltd.	6,500	65,197
	Asahi Diamond Industrial Co. Ltd.	16,600	92,286
	Asahi Group Holdings Ltd.	139,700	1,677,137
	Asahi Intecc Co. Ltd.	32,200	515,961
	Asahi Kasei Corp.	205,218	1,415,734
#	Asahi Kogyosha Co. Ltd.	6,000	50,043
	Asahi Net, Inc.	6,400	26,424
	Asahi Printing Co. Ltd.	1,800	10,538
	Asahi Yukizai Corp.	7,200	192,088
	Asanuma Corp.	30,000	130,145
	Ashimori Industry Co. Ltd.	1,900	31,803
	Asia Pile Holdings Corp.	14,000	73,361
	Asics Corp.	85,600	1,495,166

		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	$117,756
	ASKUL Corp.	13,300	167,711
	Astellas Pharma, Inc.	23,400	273,975
	Astena Holdings Co. Ltd.	17,100	56,967
#	Atrae, Inc.	4,600	23,348
#	Aucnet, Inc.	4,000	62,431
	Autobacs Seven Co. Ltd.	18,600	173,033
	Avant Group Corp.	7,100	100,000
	Avex, Inc.	3,600	35,427
	Awa Bank Ltd.	19,700	313,842
	Axell Corp.	1,500	13,901
	Axial Retailing, Inc.	23,800	138,823
	Azbil Corp.	76,000	590,973
	AZ-COM MARUWA Holdings, Inc.	22,900	154,522
	AZOOM Co. Ltd.	900	34,444
	Bandai Namco Holdings, Inc.	73,500	1,541,009
	Bando Chemical Industries Ltd.	14,200	168,295
#*	Bank of Innovation, Inc.	600	20,027
	Bank of Iwate Ltd.	5,900	88,499
	Bank of Nagoya Ltd.	4,165	163,084
	Bank of Saga Ltd.	4,794	64,527
	Bank of the Ryukyus Ltd.	14,500	94,590
	Base Co. Ltd.	3,200	61,738
*	baudroie, Inc.	1,400	42,587
	BayCurrent, Inc.	25,100	815,726
#	Beauty Garage, Inc.	3,100	29,583
	Beenos, Inc.	4,200	76,152
	Belc Co. Ltd.	4,500	192,595
	Bell System24 Holdings, Inc.	14,900	128,911
	Belluna Co. Ltd.	16,900	78,706
#	Bewith, Inc.	3,400	34,895
	Bic Camera, Inc.	32,300	359,493
	BIPROGY, Inc.	17,300	545,919
	B-Lot Co. Ltd.	4,000	29,899
	BML, Inc.	8,000	146,657
	Bookoff Group Holdings Ltd.	5,300	50,882
	Bourbon Corp.	700	10,722
*††	Bourbon Corp. SA	4,401	0
#	Br Holdings Corp.	10,200	23,110
	B-R31 Ice Cream Co. Ltd.	500	13,732
	BrainPad, Inc.	5,700	30,049
	Bridgestone Corp.	80,100	2,854,371
	Broadmedia Corp.	2,119	19,875

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Brother Industries Ltd.	55,700	$1,084,882
#	Bull-Dog Sauce Co. Ltd.	3,500	40,965
	Bunka Shutter Co. Ltd.	16,400	197,336
	Business Brain Showa-Ota, Inc.	4,000	48,805
	Business Engineering Corp.	1,700	44,889
	BuySell Technologies Co. Ltd.	1,500	40,398
	C Uyemura & Co. Ltd.	1,800	125,104
	CAC Holdings Corp.	3,100	35,267
	Calbee, Inc.	20,800	465,075
	Canon Electronics, Inc.	8,800	138,929
	Canon Marketing Japan, Inc.	14,100	423,550
	Canon, Inc. (7751 JP)	32,000	1,040,799
	Capcom Co. Ltd.	48,200	953,803
	Career Design Center Co. Ltd.	2,000	23,190
#	Careerlink Co. Ltd.	2,500	40,928
#	Carenet, Inc.	8,800	38,527
	Carlit Co. Ltd.	8,400	69,827
	Casio Computer Co. Ltd.	44,300	322,906
	Cawachi Ltd.	6,000	99,425
#	CDS Co. Ltd.	1,800	20,847
	Celsys, Inc.	16,000	126,757
	Central Automotive Products Ltd.	4,100	123,487
	Central Glass Co. Ltd.	9,600	218,683
	Central Japan Railway Co.	29,800	617,135
	Central Security Patrols Co. Ltd.	2,100	38,295
	Central Sports Co. Ltd.	1,900	30,477
	Ceres, Inc.	1,100	11,418
#	Change Holdings, Inc.	13,300	104,557
	Charm Care Corp. KK	7,200	58,627
	Chiba Bank Ltd.	66,700	486,758
	Chiba Kogyo Bank Ltd.	17,300	126,564
#	Chikaranomoto Holdings Co. Ltd.	3,600	25,544
	Chino Corp.	3,100	43,638
	Chiyoda Co. Ltd.	7,300	63,612

		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	5,000	$110,096
	Chofu Seisakusho Co. Ltd.	6,800	87,303
	Chori Co. Ltd.	5,000	133,988
#	Choushimaru Co. Ltd.	1,900	20,185
	Chubu Electric Power Co., Inc.	54,600	627,636
	Chubu Shiryo Co. Ltd.	8,400	76,779
#	Chubu Steel Plate Co. Ltd.	4,100	64,416
	Chudenko Corp.	10,900	228,475
	Chuetsu Pulp & Paper Co. Ltd.	3,200	25,881
	Chugai Pharmaceutical Co. Ltd.	40,200	1,912,774
	Chugai Ro Co. Ltd.	2,300	43,422
	Chugin Financial Group, Inc.	54,200	515,017
#	Chugoku Electric Power Co., Inc.	42,292	307,787
	Chugoku Marine Paints Ltd.	12,500	178,547
	Chuo Spring Co. Ltd.	8,000	64,254
#	Chuo Warehouse Co. Ltd.	1,600	16,898
#	Citizen Watch Co. Ltd.	76,200	453,019
	CKD Corp.	14,800	249,125
	CK-San-Etsu Co. Ltd.	1,500	35,265
	Cleanup Corp.	10,500	49,572
	CMK Corp.	19,100	50,565
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	415,723
*	COLOPL, Inc.	22,700	78,804
#	Colowide Co. Ltd.	21,900	242,542
	Computer Engineering & Consulting Ltd.	6,300	74,209
	COMSYS Holdings Corp.	29,705	623,245
	Comture Corp.	10,100	152,561
	Concordia Financial Group Ltd.	154,617	765,864
	Copro-Holdings Co. Ltd.	4,400	40,522
#*	Core Concept Technologies, Inc.	3,700	31,171
	Core Corp.	1,800	21,996
	Corona Corp.	5,700	35,055
	Cosel Co. Ltd.	8,100	65,143

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	23,600	$1,164,889
	Cosmos Initia Co. Ltd.	5,600	27,184
	Cosmos Pharmaceutical Corp.	8,000	384,504
	Cota Co. Ltd.	5,291	56,860
#*	Cover Corp.	11,700	145,700
	CRE, Inc.	2,500	19,777
	Create Restaurants Holdings, Inc.	36,100	287,582
	Create SD Holdings Co. Ltd.	11,200	219,985
	Credit Saison Co. Ltd.	55,608	1,250,750
	Creek & River Co. Ltd.	4,300	45,116
	Cresco Ltd.	9,200	73,711
	Cross Cat Co. Ltd.	3,100	22,189
	CTI Engineering Co. Ltd.	4,900	144,710
	CTS Co. Ltd.	8,900	52,990
	Curves Holdings Co. Ltd.	19,500	103,212
#*	Cyber Security Cloud, Inc.	2,100	24,655
	CyberAgent, Inc.	63,900	417,120
#*	CYBERDYNE, Inc.	27,800	33,979
	Cybozu, Inc.	10,200	140,050
	Dai Nippon Printing Co. Ltd.	48,400	840,048
	Dai Nippon Toryo Co. Ltd.	9,200	61,420
	Daicel Corp.	78,900	696,376
	Dai-Dan Co. Ltd.	11,600	226,492
	Daido Metal Co. Ltd.	17,800	57,621
	Daido Steel Co. Ltd.	45,700	353,868
	Daifuku Co. Ltd.	29,700	558,263
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	65,990
#	Daiho Corp.	2,500	57,164
	Dai-Ichi Cutter Kogyo KK	5,000	47,719
	Daiichi Jitsugyo Co. Ltd.	8,100	127,225
	Daiichi Kensetsu Corp.	1,800	25,089
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	27,233
	Dai-ichi Life Holdings, Inc.	81,600	2,034,313

		Shares	Value»
JAPAN — (Continued)
	Daiichi Sankyo Co. Ltd.	23,700	$771,393
	Daiichikosho Co. Ltd.	28,182	352,153
#	Daiki Aluminium Industry Co. Ltd.	16,500	119,448
	Daikin Industries Ltd. .	21,800	2,617,236
#	Daikoku Denki Co. Ltd.	4,300	94,079
	Daikokutenbussan Co. Ltd.	2,000	138,575
	Daikyonishikawa Corp.	15,400	64,187
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	97,822
	Daio Paper Corp.	34,600	196,179
	Daiseki Co. Ltd.	12,820	327,318
	Daishi Hokuetsu Financial Group, Inc.	30,500	484,230
	Daishinku Corp.	10,400	40,755
	Daisue Construction Co. Ltd.	3,800	41,306
	Daisyo Corp.	1,700	11,626
	Daito Pharmaceutical Co. Ltd.	5,285	77,227
	Daito Trust Construction Co. Ltd.	8,200	906,128
	Daitron Co. Ltd.	3,300	60,569
	Daiwa House Industry Co. Ltd.	81,600	2,434,018
	Daiwa Industries Ltd. .	11,800	111,609
	Daiwa Securities Group, Inc.	165,800	1,084,710
	Daiwabo Holdings Co. Ltd.	39,700	714,654
	DCM Holdings Co. Ltd.	44,100	412,765
#*	DD GROUP Co. Ltd.	2,400	21,566
	Dear Life Co. Ltd.	11,300	61,976
#*	Demae-Can Co. Ltd.	4,500	7,068
	DeNA Co. Ltd.	25,200	308,737
	Denka Co. Ltd.	31,450	444,466
	Densan System Holdings Co. Ltd.	3,700	63,873
	Denso Corp.	102,000	1,448,756
#	Dentsu Group, Inc.	19,900	614,268
	Dentsu Soken, Inc.	7,600	270,495
#	Denyo Co. Ltd.	6,100	101,022
	Dexerials Corp.	57,900	883,992
	DIC Corp.	27,900	607,418
	Digital Arts, Inc.	3,900	132,736

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Digital Hearts Holdings Co. Ltd.	4,100	$21,860
	Digital Holdings, Inc.	5,700	37,283
	Digital Information Technologies Corp.	3,100	41,035
	Dip Corp.	11,900	209,178
	Disco Corp.	7,400	2,105,556
#	DKK Co. Ltd.	3,400	42,923
	DKS Co. Ltd.	2,800	62,417
	DMG Mori Co. Ltd.	43,000	819,927
	Doshisha Co. Ltd.	6,800	98,096
	Double Standard, Inc.	2,600	27,334
	Doutor Nichires Holdings Co. Ltd.	8,700	127,571
	Dowa Holdings Co. Ltd.	21,395	726,899
	DTS Corp.	12,200	315,999
	Duskin Co. Ltd.	8,400	222,582
	DyDo Group Holdings, Inc.	6,400	128,348
	Eagle Industry Co. Ltd.	8,800	116,600
	East Japan Railway Co.	38,000	763,242
#	EAT&HOLDINGS Co. Ltd.	2,900	41,208
	Ebara Corp.	83,700	1,257,877
	Ebara Foods Industry, Inc.	2,300	43,839
	Ebara Jitsugyo Co. Ltd.	2,800	74,898
	Ebase Co. Ltd.	6,400	27,010
	Eco’s Co. Ltd.	4,000	53,699
	EDION Corp.	13,800	159,828
	eGuarantee, Inc.	11,100	109,990
#	Ehime Bank Ltd.	14,100	95,713
	Eiken Chemical Co. Ltd.	10,300	166,707
	Eisai Co. Ltd.	10,100	342,189
	Eizo Corp.	12,600	185,662
	EJ Holdings, Inc.	2,600	29,097
#	Elan Corp.	2,600	14,790
	Elecom Co. Ltd.	10,300	97,101
	Electric Power Development Co. Ltd.	24,000	401,074
	Elematec Corp.	8,800	137,149
	EM Systems Co. Ltd.	11,200	39,198
	en Japan, Inc.	10,100	160,858
	Endo Lighting Corp.	5,800	48,877
	ENEOS Holdings, Inc.	670,900	3,384,386
	Enplas Corp.	2,000	88,754
	ERI Holdings Co. Ltd.	1,700	20,584

		Shares	Value»
JAPAN — (Continued)
	ES-Con Japan Ltd.	10,700	$68,956
	Eslead Corp.	3,700	109,748
	ESPEC Corp.	4,400	76,685
	Eternal Hospitality Group Co. Ltd.	2,900	67,164
	Exedy Corp.	16,000	440,140
	EXEO Group, Inc.	44,290	453,298
	Ezaki Glico Co. Ltd.	12,500	368,278
	F&M Co. Ltd.	3,200	33,272
	FALCO HOLDINGS Co. Ltd.	2,100	32,409
	FANUC Corp.	12,300	326,335
#	Fast Retailing Co. Ltd.	11,600	3,708,769
	FCC Co. Ltd.	12,300	191,289
*	FDK Corp.	3,899	16,268
	Feed One Co. Ltd.	10,780	59,799
	Ferrotec Holdings Corp.	17,100	285,739
#	FFRI Security, Inc.	1,400	18,565
#	Fibergate, Inc.	4,800	31,429
	FIDEA Holdings Co. Ltd.	7,220	66,584
	Financial Partners Group Co. Ltd.	21,500	330,259
	FINDEX, Inc.	5,100	28,928
*	Fintech Global, Inc.	24,800	12,719
	First Bank of Toyama Ltd.	19,500	141,212
#	Fixstars Corp.	10,200	95,561
	FJ Next Holdings Co. Ltd.	7,900	58,466
	Focus Systems Corp.	3,400	23,911
	Food & Life Cos. Ltd.	40,800	804,560
	Forum Engineering, Inc.	7,100	40,553
#	Forval Corp.	1,400	12,973
	Foster Electric Co. Ltd.	8,500	95,106
	FP Corp.	17,800	311,842
#	FP Partner, Inc.	2,400	45,914
	France Bed Holdings Co. Ltd.	9,800	80,801
	Freebit Co. Ltd.	6,000	49,690
	Freund Corp.	3,044	14,015
*	Fronteo, Inc.	8,600	35,377
	FTGroup Co. Ltd.	6,700	48,043
	Fudo Tetra Corp.	5,650	78,297
	Fuji Corp. (6134 JP)	26,400	388,470
	Fuji Corp. (7605 JP)	4,400	52,388
	Fuji Corp. Ltd.	11,800	54,031
	Fuji Die Co. Ltd.	2,300	11,880
	Fuji Electric Co. Ltd.	16,900	860,681
	Fuji Kosan Co. Ltd.	1,700	15,942
	Fuji Kyuko Co. Ltd.	8,100	135,898

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Media Holdings, Inc.	12,900	$145,827
#	Fuji Oil Co. Ltd.	17,700	38,931
	Fuji Oil Holdings, Inc.	15,300	329,350
	Fuji Pharma Co. Ltd.	5,100	43,528
	Fuji Seal International, Inc.	12,486	212,039
	Fuji Soft, Inc.	8,700	532,702
	Fujibo Holdings, Inc.	3,100	95,008
	Fujicco Co. Ltd.	6,000	67,631
	FUJIFILM Holdings Corp.	55,800	1,327,388
	Fujikura Composites, Inc.	8,600	68,024
	Fujikura Kasei Co. Ltd.	10,400	32,291
	Fujikura Ltd.	43,400	1,595,090
	Fujimi, Inc.	2,800	43,078
#*	Fujio Food Group, Inc.	5,700	51,908
	Fujishoji Co. Ltd.	3,200	26,730
*	Fujita Kanko, Inc.	2,300	140,288
	Fujitsu Ltd.	104,900	2,016,791
	FuKoKu Co. Ltd.	6,200	71,244
	Fukuda Corp.	2,600	97,412
	Fukuda Denshi Co. Ltd.	5,800	292,120
	Fukui Bank Ltd.	7,500	87,066
	Fukui Computer Holdings, Inc.	4,400	77,584
	Fukuoka Financial Group, Inc.	43,332	988,470
	Fukushima Galilei Co. Ltd.	4,300	155,286
	Fukuyama Transporting Co. Ltd.	6,200	157,676
	FULLCAST Holdings Co. Ltd.	6,400	64,365
	Fumakilla Ltd.	3,000	20,905
	Funai Soken Holdings, Inc.	13,170	209,624
	Furukawa Battery Co. Ltd.	5,400	48,539
	Furukawa Co. Ltd.	10,381	112,739
	Furukawa Electric Co. Ltd.	24,500	602,551
	Furuno Electric Co. Ltd.	10,200	164,459
	Furuya Metal Co. Ltd.	3,600	93,470
	Furyu Corp.	8,200	59,163
	Fuso Chemical Co. Ltd.	8,900	217,066

		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries Ltd.	2,900	$48,258
	Futaba Corp.	16,300	54,353
	Futaba Industrial Co. Ltd.	22,700	96,847
	Future Corp.	16,700	213,831
	Fuyo General Lease Co. Ltd.	8,600	608,564
	G-7 Holdings, Inc.	8,100	75,857
#*	GA Technologies Co. Ltd.	7,800	56,045
	Gakken Holdings Co. Ltd.	11,000	71,677
	Gakkyusha Co. Ltd.	3,000	37,202
#	Gakujo Co. Ltd.	3,500	38,090
	Gecoss Corp.	7,000	44,208
	Genki Global Dining Concepts Corp.	4,000	103,619
	Genky DrugStores Co. Ltd.	8,400	170,521
	Geo Holdings Corp.	9,800	97,883
#	Gift Holdings, Inc.	3,800	80,093
#*	giftee, Inc.	2,300	14,047
#	Global Security Experts, Inc.	300	9,642
	GLOBERIDE, Inc.	8,800	114,177
	Glory Ltd.	14,000	227,073
	GLtechno Holdings, Inc.	2,750	49,520
	GMO Financial Gate, Inc.	1,600	80,265
#	GMO Financial Holdings, Inc.	18,100	75,610
	GMO GlobalSign Holdings KK	1,200	21,936
	GMO internet group, Inc.	27,100	468,345
	GMO Payment Gateway, Inc.	8,400	503,136
	Godo Steel Ltd.	4,200	107,000
*	Gokurakuyu Holdings Co. Ltd.	8,600	23,036
	Goldcrest Co. Ltd.	7,200	140,333
	Goldwin, Inc.	5,500	285,260
	Grandy House Corp.	4,200	15,229
	Gree, Inc.	24,700	75,298
#	Greens Co. Ltd.	2,600	25,894
	gremz, Inc.	3,300	56,122
	GS Yuasa Corp.	32,016	566,420
	GSI Creos Corp.	3,600	47,445
	G-Tekt Corp.	8,830	90,680
#*	Gumi, Inc.	5,000	10,288
#	Gun-Ei Chemical Industry Co. Ltd.	1,900	34,133

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GungHo Online Entertainment, Inc.	8,540	$190,223
	Gunma Bank Ltd.	120,400	678,042
	Gunze Ltd.	6,400	224,806
	H.U. Group Holdings, Inc.	18,360	315,932
	H2O Retailing Corp.	32,000	428,232
	Hachijuni Bank Ltd.	95,019	521,439
#	Hagihara Industries, Inc.	4,900	47,032
	Hagiwara Electric Holdings Co. Ltd.	3,300	72,722
	Hakudo Co. Ltd.	2,400	37,541
	Hakuhodo DY Holdings, Inc.	60,100	476,287
	Hakuto Co. Ltd.	600	17,651
	Halows Co. Ltd.	3,100	86,678
	Hamakyorex Co. Ltd.	25,600	208,638
	Hamamatsu Photonics KK	57,500	760,302
	Hamee Corp.	3,200	21,653
	Hankyu Hanshin Holdings, Inc.	31,100	845,610
	Hanwa Co. Ltd.	12,800	424,108
	Happinet Corp.	7,100	189,732
	Hard Off Corp. Co. Ltd.	4,500	56,685
	Harima Chemicals Group, Inc.	6,100	34,793
	Haseko Corp.	80,900	977,847
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,255
	Hazama Ando Corp.	58,800	434,327
*	Headwaters Co. Ltd.	300	17,961
	Heiwa Corp.	20,200	275,844
	Heiwa Real Estate Co. Ltd.	9,800	269,177
	Heiwado Co. Ltd.	12,215	176,306
#*	Hennge KK	5,300	38,257
	Hibino Corp.	1,100	22,554
	Hibiya Engineering Ltd.	6,300	141,797
	Hiday Hidaka Corp.	7,700	138,535
	Hikari Tsushin, Inc.	2,000	403,664
#	HI-LEX Corp.	7,200	72,553
*	Hino Motors Ltd.	118,800	291,665
#	Hioki EE Corp.	3,200	171,846
	Hirakawa Hewtech Corp.	4,000	41,441
	Hirano Tecseed Co. Ltd.	2,000	21,916
	Hirata Corp.	3,300	105,237
	Hirogin Holdings, Inc.	82,300	601,133

		Shares	Value»
JAPAN — (Continued)
	Hirose Electric Co. Ltd.	7,555	$899,120
	Hirose Tusyo, Inc.	1,900	46,097
#	Hiroshima Gas Co. Ltd.	9,300	23,270
#*	HIS Co. Ltd.	5,800	66,469
	Hisaka Works Ltd.	6,800	44,329
	Hisamitsu Pharmaceutical Co., Inc.	2,700	79,384
	Hitachi Construction Machinery Co. Ltd.	33,400	724,667
	Hitachi Ltd. (6501 JP)	447,500	11,243,375
	Hochiki Corp.	5,600	77,872
	Hodogaya Chemical Co. Ltd.	2,500	70,561
	Hogy Medical Co. Ltd.	5,900	176,198
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	25,987
	Hokkaido Electric Power Co., Inc.	41,300	265,682
	Hokkaido Gas Co. Ltd.	23,500	90,236
	Hokkan Holdings Ltd.	4,300	48,498
#	Hokko Chemical Industry Co. Ltd.	8,500	70,432
	Hokkoku Financial Holdings, Inc.	7,400	211,262
#	Hokuetsu Corp.	50,400	502,594
	Hokuetsu Industries Co. Ltd.	8,800	108,525
	Hokuhoku Financial Group, Inc.	54,100	565,425
	Hokuriku Electric Industry Co. Ltd.	3,300	26,979
#	Hokuriku Electric Power Co.	35,700	247,593
	Hokuriku Electrical Construction Co. Ltd.	6,000	45,610
	Hokuto Corp.	6,400	76,412
	Honda Motor Co. Ltd. (7267 JP)	409,300	4,116,375
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	148,519
#	H-One Co. Ltd.	8,600	52,008
#	Honeys Holdings Co. Ltd.	6,900	76,141
	Hoosiers Holdings Co. Ltd.	10,800	71,518
	Horiba Ltd.	10,800	663,919
	Hoshizaki Corp.	5,800	190,636

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hosiden Corp.	22,400	$335,532
	Hosokawa Micron Corp.	3,800	99,339
#	Hotland Co. Ltd.	5,400	82,331
	House Foods Group, Inc.	17,093	333,184
	Howa Machinery Ltd.	5,400	32,951
	Hoya Corp.	26,300	3,518,781
	HS Holdings Co. Ltd.	7,900	47,892
	Hulic Co. Ltd.	53,495	495,383
	Hyakugo Bank Ltd.	81,100	291,883
	Hyakujushi Bank Ltd.	9,200	152,673
	Ibiden Co. Ltd.	38,300	1,216,587
#	IBJ, Inc.	7,100	30,035
	Ichibanya Co. Ltd.	15,500	106,282
	Ichigo, Inc.	25,400	66,550
	Ichiken Co. Ltd.	3,100	50,344
	Ichikoh Industries Ltd.	17,800	52,905
	Ichinen Holdings Co. Ltd.	8,100	96,329
	Ichiyoshi Securities Co. Ltd.	11,900	59,724
	Icom, Inc.	3,300	62,206
	ID Holdings Corp.	5,550	53,400
	Idec Corp.	8,900	143,470
	Idemitsu Kosan Co. Ltd.	300,445	2,048,264
	IDOM, Inc.	26,700	184,685
	IG Port, Inc.	3,200	39,073
	IHI Corp.	4,800	255,547
	Iida Group Holdings Co. Ltd.	42,400	614,674
	Iino Kaiun Kaisha Ltd.	36,600	268,518
#	IKK Holdings, Inc.	2,300	11,113
#	I’ll, Inc.	2,800	57,218
	Imagica Group, Inc.	7,200	25,282
	i-mobile Co. Ltd.	7,200	23,888
	Imuraya Group Co. Ltd.	2,700	43,156
	Inaba Denki Sangyo Co. Ltd.	10,000	250,819
	Inaba Seisakusho Co. Ltd.	4,800	55,871
	Inabata & Co. Ltd.	19,800	421,255
	Inageya Co. Ltd.	400	3,021
#	I-NE Co. Ltd.	2,800	39,021
	Ines Corp.	5,600	56,826
#	I-Net Corp.	5,310	53,384
#	Infomart Corp.	31,000	72,820
	INFRONEER Holdings, Inc.	76,620	575,974
	Innotech Corp.	6,300	60,174
	Inpex Corp.	291,500	3,842,568
	Insource Co. Ltd.	18,600	116,561

		Shares	Value»
JAPAN — (Continued)
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	$142,260
	Intelligent Wave, Inc.	4,800	27,830
	Internet Initiative Japan, Inc.	26,000	499,225
	Inui Global Logistics Co. Ltd.	3,300	24,144
	I-PEX, Inc.	4,900	50,377
	IPS, Inc.	3,900	61,216
#	IR Japan Holdings Ltd.	2,900	15,954
	Iriso Electronics Co. Ltd.	8,600	152,826
	ISB Corp.	2,500	22,739
#	Ise Chemicals Corp.	600	76,803
#	Iseki & Co. Ltd.	7,400	47,748
	Isetan Mitsukoshi Holdings Ltd.	15,900	236,595
#	Ishihara Chemical Co. Ltd.	4,000	63,398
	Ishihara Sangyo Kaisha Ltd.	13,300	127,276
	Ishizuka Glass Co. Ltd.	1,300	20,544
#*	Istyle, Inc.	22,100	63,025
	Isuzu Motors Ltd.	170,000	2,198,404
	Itfor, Inc.	5,500	48,914
	ITmedia, Inc.	2,600	27,076
	Ito En Ltd.	20,100	440,501
	ITOCHU Corp.	36,000	1,780,842
	Itochu Enex Co. Ltd.	26,700	279,470
	Itochu-Shokuhin Co. Ltd.	2,500	112,517
	Itoham Yonekyu Holdings, Inc.	10,780	271,687
	Itoki Corp.	20,600	196,100
	IwaiCosmo Holdings, Inc.	7,900	107,452
	Iwaki Co. Ltd.	2,800	52,409
	Iwatani Corp.	74,000	964,664
	Iwatsuka Confectionery Co. Ltd.	3,200	54,438
	Iyogin Holdings, Inc.	65,700	623,690
	Izumi Co. Ltd.	11,600	244,807
	J Front Retailing Co. Ltd.	82,800	879,309
	J Trust Co. Ltd.	17,800	52,550
	JAC Recruitment Co. Ltd.	26,100	125,064
	Jaccs Co. Ltd.	9,900	246,928
*	Jade Group, Inc.	3,300	37,279

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JAFCO Group Co. Ltd.	24,300	$326,540
	JALCO Holdings, Inc.	14,000	32,918
#	JANOME Corp.	7,000	41,728
	Japan Airlines Co. Ltd.	39,200	628,693
	Japan Airport Terminal Co. Ltd.	20,100	736,306
	Japan Aviation Electronics Industry Ltd.	14,800	274,551
#	Japan Business Systems, Inc.	5,200	33,860
#*	Japan Communications, Inc.	42,200	39,330
	Japan Elevator Service Holdings Co. Ltd.	26,200	501,662
	Japan Exchange Group, Inc.	132,200	1,549,524
	Japan Foundation Engineering Co. Ltd.	5,100	21,982
*	Japan Hospice Holdings, Inc.	2,800	26,205
#	Japan Investment Adviser Co. Ltd.	4,900	32,780
	Japan Lifeline Co. Ltd.	19,200	150,829
	Japan Material Co. Ltd.	15,400	183,334
	Japan Medical Dynamic Marketing, Inc.	7,100	28,964
	Japan Petroleum Exploration Co. Ltd.	40,000	300,802
	Japan Post Bank Co. Ltd.	83,900	749,340
	Japan Post Holdings Co. Ltd.	120,800	1,114,511
	Japan Post Insurance Co. Ltd.	24,100	397,125
	Japan Property Management Center Co. Ltd.	4,600	34,205
	Japan Pulp & Paper Co. Ltd.	44,000	192,281
	Japan Securities Finance Co. Ltd.	29,000	378,356
	Japan Steel Works Ltd.	11,574	392,577

		Shares	Value»
JAPAN — (Continued)
	Japan System Techniques Co. Ltd.	5,200	$62,557
	Japan Tobacco, Inc.	99,500	2,777,786
	Japan Transcity Corp.	14,800	89,227
	Japan Wool Textile Co. Ltd.	18,700	155,112
	JBCC Holdings, Inc.	4,000	115,367
	JCR Pharmaceuticals Co. Ltd.	13,886	62,093
	JCU Corp.	10,500	242,024
	JDC Corp.	16,200	54,658
	Jeol Ltd.	14,600	541,594
	JFE Holdings, Inc.	110,700	1,332,758
	JFE Systems, Inc.	900	17,763
	JGC Holdings Corp.	78,800	676,363
#*	JIG-SAW, Inc.	1,500	40,798
	JINS Holdings, Inc.	3,800	154,883
	JINUSHI Co. Ltd.	4,500	61,839
	JK Holdings Co. Ltd.	6,500	43,850
	J-Lease Co. Ltd.	4,000	36,166
	JM Holdings Co. Ltd.	5,400	105,375
	JMS Co. Ltd.	7,600	23,394
	J-Oil Mills, Inc.	7,400	100,192
	Joshin Denki Co. Ltd.	5,700	95,902
	Joyful Honda Co. Ltd.	15,200	205,660
	JP-Holdings, Inc.	21,100	99,264
	JSB Co. Ltd.	2,600	45,950
	JSP Corp.	4,700	60,080
	JTEKT Corp.	75,000	505,877
#	Juki Corp.	8,500	22,144
	Juroku Financial Group, Inc.	10,200	272,200
	Justsystems Corp.	10,700	239,246
	JVCKenwood Corp.	91,900	722,768
#	K&O Energy Group, Inc.	5,900	122,451
	Kadokawa Corp.	9,800	213,319
	Kadoya Sesame Mills, Inc.	1,000	23,449
	Kaga Electronics Co. Ltd.	16,600	301,378
	Kagome Co. Ltd.	25,400	503,158
	Kajima Corp.	48,300	831,993
	Kakaku.com, Inc.	36,300	557,386
	Kaken Pharmaceutical Co. Ltd.	2,700	68,993
#	Kakiyasu Honten Co. Ltd.	800	14,001
#	Kamakura Shinsho Ltd.	9,100	30,835
	Kamei Corp.	9,400	121,021
	Kamigumi Co. Ltd.	23,700	494,657
#	Kanaden Corp.	6,900	65,925
	Kanadevia Corp.	74,700	510,606

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	$45,044
	Kanamic Network Co. Ltd.	5,700	20,291
#	Kanamoto Co. Ltd.	10,300	186,154
	Kandenko Co. Ltd.	43,200	632,169
	Kaneka Corp.	15,900	389,728
	Kaneko Seeds Co. Ltd.	3,900	35,315
	Kanematsu Corp.	34,500	525,198
#	Kanemi Co. Ltd.	600	12,510
#	Kanro, Inc.	2,500	48,206
	Kansai Electric Power Co., Inc.	53,500	857,984
	Kansai Paint Co. Ltd.	56,300	916,938
	Kanto Denka Kogyo Co. Ltd.	16,448	104,594
	Kao Corp.	20,000	881,507
*	Kaonavi, Inc.	3,200	49,375
#	Kappa Create Co. Ltd.	6,900	73,565
	Katakura Industries Co. Ltd.	8,000	104,316
	Katitas Co. Ltd.	17,600	223,151
	Kato Sangyo Co. Ltd.	5,700	154,315
	Kato Works Co. Ltd.	5,200	41,902
	Kawada Technologies, Inc.	5,700	88,874
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	46,565
	Kawasaki Heavy Industries Ltd.	17,700	677,703
#	Kawasaki Kisen Kaisha Ltd.	48,866	675,036
	KDDI Corp.	149,000	4,645,729
#	KeePer Technical Laboratory Co. Ltd.	4,700	129,085
	Keihan Holdings Co. Ltd.	30,300	565,617
	Keihanshin Building Co. Ltd.	7,700	75,079
	Keikyu Corp.	41,400	324,149
	Keio Corp.	14,900	333,224
	Keisei Electric Railway Co. Ltd.	11,219	291,894
	KEIWA, Inc.	2,400	16,069
	Keiyo Bank Ltd.	39,600	177,473
	KEL Corp.	1,800	17,380
	Kenko Mayonnaise Co. Ltd.	4,700	66,995
	Kewpie Corp.	28,000	662,152
	Keyence Corp.	7,300	3,295,317

		Shares	Value»
JAPAN — (Continued)
	KH Neochem Co. Ltd.	11,458	$154,499
#	Kibun Foods, Inc.	4,200	30,351
	Kikkoman Corp.	55,800	654,687
	Kimura Chemical Plants Co. Ltd.	5,900	29,550
	Kimura Unity Co. Ltd.	1,400	13,322
	Kinden Corp.	34,500	715,054
#	King Jim Co. Ltd.	4,200	23,817
	Kintetsu Department Store Co. Ltd.	3,100	42,240
	Kintetsu Group Holdings Co. Ltd.	27,200	632,169
	Kirin Holdings Co. Ltd.	89,200	1,313,258
	Kissei Pharmaceutical Co. Ltd.	11,300	275,744
#	Ki-Star Real Estate Co. Ltd.	4,300	109,132
	Kitagawa Corp.	4,300	34,198
	Kita-Nippon Bank Ltd.	3,600	59,165
	Kitano Construction Corp.	1,600	44,877
#	Kitanotatsujin Corp.	18,900	19,579
	Kitz Corp.	25,100	173,147
	Kiyo Bank Ltd.	29,500	345,509
*	KLab, Inc.	13,400	15,813
*	KNT-CT Holdings Co. Ltd.	3,800	31,823
	Koa Corp.	12,400	82,094
	Koa Shoji Holdings Co. Ltd.	2,400	9,661
	Koatsu Gas Kogyo Co. Ltd.	12,700	75,491
#	Kobayashi Pharmaceutical Co. Ltd.	6,400	238,388
#	Kobe Bussan Co. Ltd.	17,000	417,005
	Kobe Electric Railway Co. Ltd.	1,600	24,797
	Kobe Steel Ltd.	154,000	1,659,765
	Koei Tecmo Holdings Co. Ltd.	12,820	134,165
	Kohnan Shoji Co. Ltd.	12,300	291,662
	Kohoku Kogyo Co. Ltd.	2,400	46,642
#	Kohsoku Corp.	3,200	52,551
	Koike-ya, Inc.	1,200	39,922
	Koito Manufacturing Co. Ltd.	66,000	854,624
#	Kojima Co. Ltd.	14,600	101,223
	Kokuyo Co. Ltd.	22,900	368,423
	Komatsu Ltd.	125,000	3,235,661
#	Komatsu Matere Co. Ltd.	10,900	58,174

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komatsu Wall Industry Co. Ltd.	6,000	$59,058
	KOMEDA Holdings Co. Ltd.	14,900	281,977
#	Komehyo Holdings Co. Ltd.	3,700	91,674
	Komeri Co. Ltd.	12,400	268,028
	Komori Corp.	16,200	117,160
	Konami Group Corp.	12,500	1,145,748
	Kondotec, Inc.	7,700	64,210
	Konica Minolta, Inc.	163,000	680,437
	Konishi Co. Ltd.	20,200	173,617
	Konoike Transport Co. Ltd.	10,300	168,436
	Konoshima Chemical Co. Ltd.	3,900	46,011
	Kosaido Holdings Co. Ltd.	12,700	44,269
	Kose Corp.	3,500	192,345
	Koshidaka Holdings Co. Ltd.	17,900	140,410
#	Kotobuki Spirits Co. Ltd.	37,700	509,052
*	Kourakuen Corp.	1,300	10,659
	Kozo Keikaku Engineering Holdings, Inc.	500	13,247
#	KPP Group Holdings Co. Ltd.	16,100	69,095
	Krosaki Harima Corp.	6,400	102,539
	KRS Corp.	5,400	67,928
	K’s Holdings Corp.	57,600	550,798
	KU Holdings Co. Ltd.	4,300	30,069
	Kubota Corp. (6326 JP)	138,700	1,772,181
	Kubota Corp. (KUBTY US), Sponsored ADR	425	27,141
	Kumagai Gumi Co. Ltd.	12,300	284,424
#	Kumiai Chemical Industry Co. Ltd.	27,263	145,120
	Kura Sushi, Inc.	8,600	225,836
	Kurabo Industries Ltd.	6,000	184,436
	Kuraray Co. Ltd.	105,600	1,431,035
	Kureha Corp.	13,700	253,015
	Kurimoto Ltd.	3,400	84,448
	Kurita Water Industries Ltd.	22,100	828,855
	Kuriyama Holdings Corp.	5,600	44,967
	Kusuri No. Aoki Holdings Co. Ltd.	19,200	399,604
	KYB Corp.	7,100	223,049

		Shares	Value»
JAPAN — (Continued)
	Kyocera Corp.	173,804	$1,762,670
	Kyodo Printing Co. Ltd.	2,700	60,139
	Kyoei Steel Ltd.	9,300	105,456
	Kyokuto Boeki Kaisha Ltd.	6,000	58,429
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	209,419
	Kyokuto Securities Co. Ltd.	9,100	75,443
	Kyokuyo Co. Ltd.	3,700	100,233
	Kyorin Pharmaceutical Co. Ltd.	16,000	158,788
	Kyoritsu Maintenance Co. Ltd.	23,300	374,077
	Kyosan Electric Manufacturing Co. Ltd.	17,000	59,786
	Kyoto Financial Group, Inc.	56,900	835,085
	Kyowa Kirin Co. Ltd.	16,700	275,245
	Kyudenko Corp.	11,200	402,084
	Kyushu Electric Power Co., Inc.	45,200	506,185
	Kyushu Financial Group, Inc.	98,199	444,727
	Kyushu Railway Co.	22,200	584,093
#	LA Holdings Co. Ltd.	2,100	62,783
	LAC Co. Ltd.	4,500	21,675
	Lacto Japan Co. Ltd.	2,400	43,361
	Lasertec Corp.	7,100	963,439
#	LEC, Inc.	8,100	69,718
	Leopalace21 Corp.	70,800	255,652
	Life Corp.	6,200	134,713
	Lifedrink Co., Inc.	13,200	152,433
*	Lifenet Insurance Co.	8,800	114,799
*	LIFULL Co. Ltd.	28,000	26,792
#	LIKE, Inc.	3,000	27,128
	Link & Motivation, Inc.	16,000	58,154
	Lintec Corp.	15,338	318,289
	Lion Corp.	68,400	754,564
#	LITALICO, Inc.	8,700	62,137
	Lixil Corp.	86,000	1,009,499
	Loadstar Capital KK	3,000	45,404
	Look Holdings, Inc.	2,300	37,913
	LY Corp.	140,400	382,981
	M3, Inc.	45,500	467,628
	Mabuchi Motor Co. Ltd.	31,300	447,889
	Macnica Holdings, Inc.	54,597	622,752
	Macromill, Inc.	15,400	81,384

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	18,000	$208,346
	Maezawa Industries, Inc.	2,800	22,055
	Maezawa Kasei Industries Co. Ltd.	5,600	66,408
	Maezawa Kyuso Industries Co. Ltd.	6,800	55,346
	Makino Milling Machine Co. Ltd.	9,300	349,132
	Makita Corp. (6586 JP)	21,200	692,220
	Mamiya-Op Co. Ltd.	1,800	16,003
	Management Solutions Co. Ltd.	2,600	32,190
	Mandom Corp.	14,500	119,430
	Mani, Inc.	19,900	237,427
	MarkLines Co. Ltd.	3,600	64,467
	Mars Group Holdings Corp.	3,500	72,024
	Marubeni Corp.	66,300	991,134
	Marubun Corp.	6,700	45,024
	Maruchiyo Yamaokaya Corp.	1,300	27,819
#	Marudai Food Co. Ltd.	6,000	66,068
	Maruha Nichiro Corp.	20,233	396,873
	Marui Group Co. Ltd.	40,600	637,513
	Maruichi Steel Tube Ltd.	21,000	452,554
	MARUKA FURUSATO Corp.	7,553	108,666
	Marusan Securities Co. Ltd.	17,700	107,708
	Maruwa Co. Ltd.	1,900	524,148
	Maruyama Manufacturing Co., Inc.	900	12,630
	Maruzen Showa Unyu Co. Ltd.	4,800	185,123
	Marvelous, Inc.	7,200	27,547
	Matching Service Japan Co. Ltd.	2,600	17,732
	Matsuda Sangyo Co. Ltd.	6,500	134,886
#	Matsui Construction Co. Ltd.	6,600	36,091
	Matsui Securities Co. Ltd.	37,200	200,416
	MatsukiyoCocokara & Co.	45,940	625,459
	Matsuya Co. Ltd.	10,300	56,079
	Matsuyafoods Holdings Co. Ltd.	1,200	53,190

		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	6,000	$138,390
	Maxell Ltd.	15,600	190,437
	Maxvalu Tokai Co. Ltd.	2,400	51,341
	Mazda Motor Corp.	183,200	1,295,131
	McDonald’s Holdings Co. Japan Ltd.	7,700	326,302
	MCJ Co. Ltd.	34,200	320,450
	Mebuki Financial Group, Inc.	234,190	875,965
	MEC Co. Ltd.	2,500	58,818
	Media Do Co. Ltd.	2,600	22,812
	Medical Data Vision Co. Ltd.	8,600	29,009
#	Medical System Network Co. Ltd.	12,800	35,743
	Medikit Co. Ltd.	600	11,084
	Medipal Holdings Corp.	51,300	812,783
	Medius Holdings Co. Ltd.	3,700	20,453
#*	Medley, Inc.	2,400	58,559
	MedPeer, Inc.	4,000	14,395
	Megachips Corp.	5,900	210,407
	Megmilk Snow Brand Co. Ltd.	18,300	316,674
	Meidensha Corp.	17,600	461,895
	Meiho Facility Works Ltd.	3,300	18,459
	Meiji Electric Industries Co. Ltd.	2,500	22,309
	MEIJI Holdings Co. Ltd.	31,200	727,808
#	Meiji Shipping Group Co. Ltd.	6,900	31,919
	Meiko Electronics Co. Ltd.	8,000	312,673
	Meisei Industrial Co. Ltd.	17,000	144,300
	MEITEC Group Holdings, Inc.	26,000	498,245
	Meito Sangyo Co. Ltd.	3,300	40,136
	Meiwa Corp.	11,400	48,124
	Meiwa Estate Co. Ltd.	3,900	24,923
	Melco Holdings, Inc.	1,800	28,764
	Menicon Co. Ltd.	22,100	243,172
*	Mercari, Inc.	27,700	387,499
	Mercuria Holdings Co. Ltd.	4,100	23,311
	METAWATER Co. Ltd.	3,400	39,339

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Micronics Japan Co. Ltd.	7,800	$194,346
*	Microwave Chemical Co. Ltd.	2,200	10,363
#	Midac Holdings Co. Ltd.	2,700	32,560
	Mie Kotsu Group Holdings, Inc.	16,900	55,893
	Milbon Co. Ltd.	5,700	120,483
	MIMAKI ENGINEERING Co. Ltd.	7,300	64,320
	Minebea Mitsumi, Inc.	42,761	752,785
#	Mirai Industry Co. Ltd.	2,400	56,181
#	Miraial Co. Ltd.	2,200	21,006
	Mirait One Corp.	35,000	497,817
	Mirarth Holdings, Inc.	31,754	102,052
	Miroku Jyoho Service Co. Ltd.	5,900	70,270
	MISUMI Group, Inc.	15,100	245,761
	Mitani Corp.	7,600	93,468
#	Mitani Sangyo Co. Ltd.	9,700	20,027
	Mitani Sekisan Co. Ltd.	2,200	90,322
	Mito Securities Co. Ltd.	24,400	75,440
	Mitsuba Corp.	13,600	77,471
	Mitsubishi Chemical Group Corp.	415,600	2,242,614
	Mitsubishi Corp.	157,590	2,882,962
	Mitsubishi Electric Corp.	95,900	1,687,124
	Mitsubishi Estate Co. Ltd.	53,900	797,075
	Mitsubishi Gas Chemical Co., Inc.	42,200	733,411
	Mitsubishi HC Capital, Inc.	299,200	2,003,514
	Mitsubishi Heavy Industries Ltd.	77,600	1,095,475
	Mitsubishi Kakoki Kaisha Ltd.	3,200	74,746
	Mitsubishi Logisnext Co. Ltd.	16,000	118,984
	Mitsubishi Logistics Corp.	68,000	455,861
	Mitsubishi Materials Corp.	44,500	730,115
	Mitsubishi Motors Corp.	226,900	674,128
	Mitsubishi Paper Mills Ltd.	8,900	28,325

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Research Institute, Inc.	3,500	$96,718
	Mitsubishi Shokuhin Co. Ltd.	7,500	237,970
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	45,937
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	682,400	7,192,656
	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	32,457	343,395
	Mitsuboshi Belting Ltd.	6,300	161,724
	Mitsui & Co. Ltd. (8031 JP)	120,200	2,450,594
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	69,884
	Mitsui Chemicals, Inc.	32,710	747,286
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	132,174
#	Mitsui E&S Co. Ltd.	31,900	230,772
	Mitsui Fudosan Co. Ltd.	139,200	1,187,703
	Mitsui High-Tec, Inc.	40,600	216,053
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	151,613
	Mitsui Mining & Smelting Co. Ltd.	19,400	616,371
#	Mitsui OSK Lines Ltd.	47,300	1,610,354
	Mitsui-Soko Holdings Co. Ltd.	7,500	348,317
	Mitsuuroko Group Holdings Co. Ltd.	14,700	165,662
	Miura Co. Ltd.	11,200	261,528
	MIXI, Inc.	11,000	202,775
	Miyaji Engineering Group, Inc.	8,400	109,727
	Miyazaki Bank Ltd.	5,900	102,222
	Miyoshi Oil & Fat Co. Ltd.	3,800	35,805
	Mizuho Financial Group, Inc. (8411 JP)	139,800	2,903,784
	Mizuho Leasing Co. Ltd.	84,000	549,738
	Mizuho Medy Co. Ltd.	3,600	39,113
	Mizuno Corp.	7,100	376,853

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mochida Pharmaceutical Co. Ltd.	6,400	$146,418
	Modec, Inc.	4,000	87,097
	Monex Group, Inc.	40,300	189,100
	Monogatari Corp.	11,600	272,809
	MonotaRO Co. Ltd.	40,800	615,523
	Morinaga & Co. Ltd.	27,900	521,861
	Morinaga Milk Industry Co. Ltd.	33,400	776,707
	Moriroku Holdings Co. Ltd.	1,800	27,623
	Morita Holdings Corp.	11,900	158,817
	Morito Co. Ltd.	6,400	59,768
	Morozoff Ltd.	1,800	54,630
	Mory Industries, Inc.	1,600	52,612
	MOS Food Services, Inc.	300	7,087
	MrMax Holdings Ltd.	10,500	46,278
	MS&AD Insurance Group Holdings, Inc.	77,100	1,705,400
	Mugen Estate Co. Ltd.	4,500	45,913
#	m-up Holdings, Inc.	12,400	107,010
	Murakami Corp.	2,200	72,288
	Murata Manufacturing Co. Ltd.	58,016	1,013,604
	Musashi Seimitsu Industry Co. Ltd.	16,200	210,141
	Musashino Bank Ltd.	9,700	169,189
	Muto Seiko Co.	2,000	21,424
	Nabtesco Corp.	9,900	160,476
	Nachi-Fujikoshi Corp.	6,338	133,038
#	Nafco Co. Ltd.	5,700	77,010
#	Nagano Keiki Co. Ltd.	5,600	89,486
	Nagase & Co. Ltd.	40,800	846,700
	Nagase Brothers, Inc.	4,000	47,804
#	Nagawa Co. Ltd.	1,400	62,241
	Nagoya Railroad Co. Ltd.	36,500	404,541
	Naigai Trans Line Ltd.	2,200	40,160
#	Nakabayashi Co. Ltd.	9,300	31,543
	Nakamoto Packs Co. Ltd.	1,400	15,317
	Nakamuraya Co. Ltd.	1,900	39,840
	Nakanishi, Inc.	9,900	168,348
#	Nakayama Steel Works Ltd.	13,800	68,034
#	Namura Shipbuilding Co. Ltd.	18,000	185,517
	Nankai Electric Railway Co. Ltd.	21,700	341,063
	Nanto Bank Ltd.	9,400	183,519

		Shares	Value»
JAPAN — (Continued)
	Nanyo Corp.	1,600	$11,440
	Narasaki Sangyo Co. Ltd.	1,400	27,215
	Natori Co. Ltd.	2,500	34,808
	NCD Co. Ltd./Shinagawa	1,700	18,235
	NEC Capital Solutions Ltd.	5,300	128,939
	NEC Corp.	8,400	714,759
	NEC Networks & System Integration Corp.	17,400	367,596
	NET One Systems Co. Ltd.	29,300	711,370
	Neturen Co. Ltd.	11,900	77,500
	New Art Holdings Co. Ltd.	2,800	28,081
	Nexon Co. Ltd.	14,000	242,647
#	Nextage Co. Ltd.	16,500	158,364
	NGK Insulators Ltd.	70,200	864,800
	NH Foods Ltd.	17,600	609,669
	NHK Spring Co. Ltd.	70,863	867,352
	Nicca Chemical Co. Ltd.	2,100	17,494
	Nice Corp.	2,400	25,634
	Nichias Corp.	23,800	852,357
#	Nichiban Co. Ltd.	4,000	51,285
	Nichicon Corp.	21,000	137,173
	Nichiden Corp.	6,000	123,579
	Nichiha Corp.	9,600	216,803
	Nichirei Corp.	31,000	866,300
	Nichireki Group Co. Ltd.	10,800	170,823
	Nichirin Co. Ltd.	4,500	109,287
	NIDEC Corp. (6594 JP)	69,200	1,378,520
	Nifco, Inc.	32,800	761,981
	Nihon Chouzai Co. Ltd.	4,700	42,957
	Nihon Dempa Kogyo Co. Ltd.	7,900	54,644
	Nihon Dengi Co. Ltd. .	1,400	50,648
	Nihon Denkei Co. Ltd.	3,900	43,226
	Nihon Flush Co. Ltd.	7,095	41,308
#	Nihon House Holdings Co. Ltd.	12,300	25,948
	Nihon Kagaku Sangyo Co. Ltd.	5,600	52,866
	Nihon M&A Center Holdings, Inc.	99,700	431,586
	Nihon Nohyaku Co. Ltd.	12,200	53,187

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co. Ltd.	31,200	$262,976
	Nihon Tokushu Toryo Co. Ltd.	5,000	37,771
	Nihon Trim Co. Ltd.	1,200	27,545
	Nikkiso Co. Ltd.	17,600	118,294
	Nikko Co. Ltd.	10,500	47,630
	Nikkon Holdings Co. Ltd.	39,394	504,339
	Nikon Corp.	71,700	888,233
	Nintendo Co. Ltd.	47,600	2,514,373
	Nippi, Inc.	300	11,478
	Nippn Corp.	17,300	249,432
	Nippon Air Conditioning Services Co. Ltd.	6,100	40,717
	Nippon Aqua Co. Ltd.	5,000	26,827
#	Nippon Avionics Co. Ltd.	2,000	30,825
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	79,648
	Nippon Carbide Industries Co., Inc.	3,800	40,961
	Nippon Carbon Co. Ltd.	1,900	55,707
	Nippon Care Supply Co. Ltd.	800	9,988
	Nippon Chemical Industrial Co. Ltd.	3,000	52,771
#*	Nippon Chemi-Con Corp.	8,400	57,956
#	Nippon Coke & Engineering Co. Ltd.	76,400	47,751
	Nippon Concept Corp.	3,900	46,040
	Nippon Concrete Industries Co. Ltd.	16,800	36,056
	Nippon Denko Co. Ltd.	40,192	76,998
	Nippon Densetsu Kogyo Co. Ltd.	13,300	162,478
	Nippon Dry-Chemical Co. Ltd.	2,800	62,177
	Nippon Electric Glass Co. Ltd.	31,400	714,560
	NIPPON EXPRESS HOLDINGS, Inc.	24,400	1,202,967
	Nippon Fine Chemical Co. Ltd.	4,300	67,180
	Nippon Gas Co. Ltd.	38,600	527,559
	Nippon Hume Corp.	9,000	72,772

		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co. Ltd.	48,000	$379,694
	Nippon Kodoshi Corp.	3,100	37,264
	Nippon Light Metal Holdings Co. Ltd.	21,440	229,145
	Nippon Paint Holdings Co. Ltd.	127,400	975,053
	Nippon Paper Industries Co. Ltd.	39,800	232,349
	Nippon Parking Development Co. Ltd.	76,500	112,882
	Nippon Rietec Co. Ltd.	900	6,122
	Nippon Road Co. Ltd.	8,700	92,795
	Nippon Sanso Holdings Corp.	34,100	1,183,679
	Nippon Seiki Co. Ltd.	17,600	137,613
	Nippon Seisen Co. Ltd.	3,500	28,679
	Nippon Sharyo Ltd.	3,200	45,894
*	Nippon Sheet Glass Co. Ltd.	34,300	83,429
	Nippon Shinyaku Co. Ltd.	18,600	499,019
	Nippon Shokubai Co. Ltd.	38,900	437,620
	Nippon Signal Co. Ltd.	14,900	90,993
	Nippon Soda Co. Ltd.	18,000	299,806
	Nippon Steel Corp.	92,399	1,848,847
	Nippon Telegraph & Telephone Corp.	1,415,000	1,365,241
	Nippon Thompson Co. Ltd.	20,000	62,615
	Nippon Yakin Kogyo Co. Ltd.	3,890	106,998
	Nippon Yusen KK	63,300	2,119,247
	Nipro Corp.	56,197	518,654
	Nishikawa Rubber Co. Ltd.	3,800	49,059
	Nishimatsu Construction Co. Ltd.	15,100	506,536
	Nishimatsuya Chain Co. Ltd.	9,500	140,259
	Nishimoto Co. Ltd.	6,900	59,460
	Nishi-Nippon Financial Holdings, Inc.	47,600	512,633
	Nishi-Nippon Railroad Co. Ltd.	13,200	190,594
	Nishio Holdings Co. Ltd.	7,900	192,309

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissan Chemical Corp.	35,000	$1,182,132
#	Nissan Motor Co. Ltd.	347,800	926,557
	Nissan Shatai Co. Ltd.	26,200	176,606
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	30,856
	Nissei ASB Machine Co. Ltd.	1,900	57,662
#	Nissei Plastic Industrial Co. Ltd.	5,600	33,543
	Nissha Co. Ltd.	15,200	186,140
	Nisshin Group Holdings Co. Ltd.	14,000	45,657
	Nisshin Oillio Group Ltd.	11,500	390,821
	Nisshin Seifun Group, Inc.	61,100	713,345
	Nisshinbo Holdings, Inc.	54,548	346,357
	Nissin Corp.	5,200	145,445
	Nissin Foods Holdings Co. Ltd.	8,400	226,186
	Nisso Holdings Co. Ltd.	3,700	19,977
	Nissui Corp.	161,400	980,411
	Niterra Co. Ltd.	42,100	1,193,171
	Nitori Holdings Co. Ltd.	5,800	738,657
	Nitta Corp.	6,400	154,784
	Nitta Gelatin, Inc.	5,000	29,978
	Nittetsu Mining Co. Ltd.	4,400	125,244
	Nitto Denko Corp.	148,500	2,443,379
	Nitto Fuji Flour Milling Co. Ltd.	1,000	44,243
	Nitto Kogyo Corp.	8,000	154,518
	Nitto Kohki Co. Ltd.	4,300	72,567
	Nitto Seiko Co. Ltd.	9,400	36,045
	Nittoc Construction Co. Ltd.	10,600	70,789
	Nittoku Co. Ltd.	5,500	60,727
	NJS Co. Ltd.	2,700	71,676
	Noda Corp.	5,100	28,316
	Noevir Holdings Co. Ltd.	6,000	201,872
	NOF Corp.	46,200	750,588
	Nohmi Bosai Ltd.	5,500	108,595
	Nojima Corp.	24,572	344,618
	NOK Corp.	20,200	289,620
	Nomura Holdings, Inc. (8604 JP)	355,800	1,824,508

		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	20,348	$105,403
#	Nomura Micro Science Co. Ltd.	1,300	17,945
	Nomura Real Estate Holdings, Inc.	23,100	568,715
	Nomura Research Institute Ltd.	22,409	670,329
	Noritake Co. Ltd.	8,400	211,613
	Noritsu Koki Co. Ltd.	9,100	235,328
	Noritz Corp.	9,600	111,237
	North Pacific Bank Ltd.	95,800	248,644
#	NPC, Inc.	5,000	29,154
	NPR-RIKEN Corp.	8,448	129,704
	NS Solutions Corp.	11,000	278,332
	NS Tool Co. Ltd.	5,600	27,050
	NS United Kaiun Kaisha Ltd.	5,100	144,317
	NSD Co. Ltd.	22,540	486,819
	NSK Ltd.	93,100	424,509
	NSW, Inc.	3,100	60,165
	NTN Corp.	162,100	267,074
	NTT Data Group Corp.	77,600	1,227,650
	Oat Agrio Co. Ltd.	4,000	48,081
	Obara Group, Inc.	2,500	69,192
	Obayashi Corp.	94,000	1,152,367
	OBIC Business Consultants Co. Ltd.	2,500	110,515
	Obic Co. Ltd.	28,500	931,306
	Odakyu Electric Railway Co. Ltd.	44,999	472,125
	Oenon Holdings, Inc. .	16,000	42,114
	Ogaki Kyoritsu Bank Ltd.	14,300	170,571
	Ohara, Inc.	2,000	16,849
#	Ohashi Technica, Inc.	4,000	45,538
	Ohba Co. Ltd.	4,600	30,371
	Ohsho Food Service Corp.	12,000	235,719
	OIE Sangyo Co. Ltd.	1,100	13,613
	Oiles Corp.	8,600	111,930
	Oita Bank Ltd.	5,400	109,621
	Oji Holdings Corp.	248,300	923,329
	Okabe Co. Ltd.	12,300	62,402
	Okada Aiyon Corp.	800	10,707
	Okamoto Industries, Inc.	3,600	124,804
	Okamoto Machine Tool Works Ltd.	1,900	48,902
	Okamura Corp.	24,200	304,131

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okasan Securities Group, Inc.	51,100	$202,905
	Oki Electric Industry Co. Ltd.	33,574	219,473
	Okinawa Cellular Telephone Co.	9,400	267,414
#	Okinawa Electric Power Co., Inc.	11,007	74,857
	Okinawa Financial Group, Inc.	7,500	110,381
	OKUMA Corp.	15,198	307,243
	Okumura Corp.	10,100	283,607
	Okura Industrial Co. Ltd.	3,400	60,223
	Okuwa Co. Ltd.	11,200	66,626
	Olympus Corp.	26,800	471,741
	Omron Corp.	17,100	675,130
	Ono Pharmaceutical Co. Ltd.	71,400	891,799
	Onoken Co. Ltd.	6,700	65,642
	Onward Holdings Co. Ltd.	39,600	135,221
	Ootoya Holdings Co. Ltd.	1,300	42,782
	Open House Group Co. Ltd.	26,800	987,884
	Open Up Group, Inc.	14,400	189,781
	Optex Group Co. Ltd.	10,520	111,893
*	Optim Corp.	4,400	17,073
	Oracle Corp. Japan	3,500	334,821
	Organo Corp.	9,400	439,219
	Orient Corp.	20,440	121,455
	Oriental Land Co. Ltd.	46,000	1,111,688
	Oriental Shiraishi Corp.	55,500	139,096
	ORIX Corp. (8591 JP)	87,900	1,852,042
	Oro Co. Ltd.	3,200	49,945
	Osaka Gas Co. Ltd.	31,300	670,717
#	Osaka Organic Chemical Industry Ltd.	5,000	95,763
	Osaka Steel Co. Ltd.	4,700	100,870
#	OSAKA Titanium Technologies Co. Ltd.	11,200	157,024
	Osaki Electric Co. Ltd.	13,700	70,894
	OSG Corp.	24,206	285,704
	Otsuka Corp.	26,400	592,507
	Otsuka Holdings Co. Ltd.	9,000	543,697
#	OUG Holdings, Inc.	1,200	19,643

		Shares	Value»
JAPAN — (Continued)
	Oyo Corp.	7,500	$125,001
#	Ozu Corp.	2,400	25,882
#	Pacific Industrial Co. Ltd.	17,200	153,986
*	Pacific Metals Co. Ltd.	7,000	62,347
	Pack Corp.	3,200	78,305
	PAL GROUP Holdings Co. Ltd.	14,600	293,685
	PALTAC Corp.	8,400	226,679
	Pan Pacific International Holdings Corp.	47,900	1,188,317
	Panasonic Holdings Corp.	221,200	1,820,484
	Paraca, Inc.	2,700	30,981
	Paramount Bed Holdings Co. Ltd.	10,800	186,636
*	Park24 Co. Ltd.	42,200	524,497
	Pasona Group, Inc.	9,600	126,559
	Pegasus Co. Ltd.	6,000	18,353
	Penta-Ocean Construction Co. Ltd.	109,600	455,251
	People Dreams & Technologies Group Co. Ltd.	3,400	36,553
*	PeptiDream, Inc.	30,200	554,360
	Persol Holdings Co. Ltd.	433,000	727,238
#	Pharma Foods International Co. Ltd.	10,000	62,608
#	PHC Holdings Corp.	10,500	68,405
#*	PIA Corp.	2,300	47,135
	Pickles Holdings Co. Ltd.	4,300	29,991
	Pigeon Corp.	26,200	284,169
	PILLAR Corp.	7,600	212,786
	Pilot Corp.	8,700	270,422
	Piolax, Inc.	11,800	187,012
	Plus Alpha Consulting Co. Ltd.	8,300	116,020
	Port, Inc.	3,300	40,059
*	PR Times Corp.	2,500	25,922
	Premium Group Co. Ltd.	13,600	211,412
	Premium Water Holdings, Inc.	1,800	34,290
	Press Kogyo Co. Ltd.	28,800	103,536
	Pressance Corp.	9,200	113,889
	Prestige International, Inc.	29,600	132,321

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	9,000	$132,458
	Procrea Holdings, Inc.	11,301	130,167
	Pronexus, Inc.	4,200	35,649
	Pro-Ship, Inc.	2,700	26,345
	Proto Corp.	9,500	88,390
	PS Construction Co. Ltd.	5,040	32,251
	QB Net Holdings Co. Ltd.	3,700	24,447
	Qol Holdings Co. Ltd.	9,000	83,756
	Quick Co. Ltd.	4,000	52,757
#	Raccoon Holdings, Inc.	6,000	29,503
	Raito Kogyo Co. Ltd.	17,700	258,245
	Raiznext Corp.	13,300	136,189
#	Raksul, Inc.	14,600	123,010
	Rakus Co. Ltd.	32,900	439,916
*	Rakuten Bank Ltd.	26,500	537,274
*	Rakuten Group, Inc.	37,800	225,611
	Rasa Corp.	4,400	40,554
	Rasa Industries Ltd.	4,400	79,452
	Recruit Holdings Co. Ltd.	98,000	5,984,127
	Relo Group, Inc.	31,700	385,611
#	Renaissance, Inc.	3,700	25,003
	Renesas Electronics Corp.	186,300	2,496,107
	Rengo Co. Ltd.	115,900	702,000
	Resol Holdings Co. Ltd.	500	16,202
	Resona Holdings, Inc.	291,150	1,920,937
	Resonac Holdings Corp.	60,700	1,443,772
	Resorttrust, Inc.	33,500	608,703
	Restar Corp.	5,100	87,682
	Retail Partners Co. Ltd.	8,300	70,923
	Rheon Automatic Machinery Co. Ltd.	6,000	55,760
#	Rhythm Co. Ltd.	2,400	61,552
	Ricoh Co. Ltd.	89,200	966,275
	Ricoh Leasing Co. Ltd.	6,700	215,600
	Riken Keiki Co. Ltd.	6,800	192,656
	Riken Technos Corp.	14,600	99,358
	Riken Vitamin Co. Ltd.	4,400	77,032
#	Ringer Hut Co. Ltd.	4,300	64,017
	Rinnai Corp.	26,800	587,106
	Rion Co. Ltd.	2,700	43,698
	Riso Kagaku Corp.	1,400	32,266
	Riso Kyoiku Co. Ltd.	14,136	26,053
	Rohm Co. Ltd.	65,800	725,433

		Shares	Value»
JAPAN — (Continued)
	Rohto Pharmaceutical Co. Ltd.	31,900	$717,347
	Rokko Butter Co. Ltd.	5,300	49,321
	Roland Corp.	5,800	148,368
	Rorze Corp.	32,000	466,385
	Round One Corp.	70,700	447,460
	Royal Holdings Co. Ltd.	12,400	201,594
	RS Technologies Co. Ltd.	2,100	53,945
#	Ryobi Ltd.	9,000	111,195
	RYODEN Corp.	6,400	101,725
	Ryohin Keikaku Co. Ltd.	49,500	810,062
	Ryoyo Ryosan Holdings, Inc.	5,016	83,897
	S Foods, Inc.	6,900	125,960
	S&B Foods, Inc.	2,700	86,630
	Sac’s Bar Holdings, Inc.	5,800	34,519
	Saibu Gas Holdings Co. Ltd.	5,400	63,250
	Saizeriya Co. Ltd.	9,200	339,595
	Sakai Chemical Industry Co. Ltd.	5,400	96,267
	Sakai Heavy Industries Ltd.	2,800	43,445
	Sakai Moving Service Co. Ltd.	6,720	108,577
	Sakata INX Corp.	16,000	160,848
	Sakata Seed Corp.	7,200	166,958
#	Sakura Internet, Inc.	7,500	226,758
	Sala Corp.	18,339	101,495
#	Samco, Inc.	700	14,849
	SAMTY HOLDINGS Co. Ltd.	7,300	156,952
	San Holdings, Inc.	8,000	57,978
	San ju San Financial Group, Inc.	7,790	85,720
	San-A Co. Ltd.	9,800	183,570
	San-Ai Obbli Co. Ltd.	26,600	324,757
	Sangetsu Corp.	14,900	272,792
	San-In Godo Bank Ltd.	53,800	431,808
*	Sanken Electric Co. Ltd.	8,800	345,939
	Sanki Engineering Co. Ltd.	15,700	246,101
	Sanko Gosei Ltd.	6,000	23,785
	Sanko Metal Industrial Co. Ltd.	1,400	36,598
	Sankyo Co. Ltd.	53,500	710,605
	Sankyo Frontier Co. Ltd.	2,000	25,956

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyo Seiko Co. Ltd.	9,600	$37,103
	Sankyo Tateyama, Inc.	10,700	52,149
	Sankyu, Inc.	19,500	677,324
	Sanoh Industrial Co. Ltd.	12,800	60,784
	Sanrio Co. Ltd.	23,900	648,381
	Sansei Technologies, Inc.	2,300	20,204
	Sansha Electric Manufacturing Co. Ltd.	4,500	29,435
	Sanshin Electronics Co. Ltd.	2,900	38,656
	Santec Holdings Corp.	1,600	58,063
	Santen Pharmaceutical Co. Ltd.	94,600	1,131,307
	Sanwa Holdings Corp.	41,000	1,038,696
	Sanyo Chemical Industries Ltd.	4,900	132,897
#	Sanyo Denki Co. Ltd.	4,000	232,231
	Sanyo Electric Railway Co. Ltd.	4,200	55,767
	Sanyo Shokai Ltd.	3,400	57,466
	Sanyo Special Steel Co. Ltd.	5,700	70,459
	Sanyo Trading Co. Ltd.	8,758	84,007
	Sapporo Holdings Ltd.	8,600	412,796
	Sata Construction Co. Ltd.	4,100	23,936
	Sato Holdings Corp.	9,135	127,375
#	Sato Shoji Corp.	5,200	46,506
	Satori Electric Co. Ltd.	2,400	29,840
	Sawai Group Holdings Co. Ltd.	38,100	510,373
	SAXA, Inc.	2,100	33,116
*	SBI ARUHI Corp.	7,200	38,124
#	SBI Global Asset Management Co. Ltd.	5,900	23,377
	SBI Holdings, Inc.	34,200	751,001
	SBI Sumishin Net Bank Ltd.	16,100	282,023
	SBS Holdings, Inc.	5,900	96,925
	SCREEN Holdings Co. Ltd.	13,600	868,233
	Scroll Corp.	13,800	86,182

		Shares	Value»
JAPAN — (Continued)
	SCSK Corp.	23,400	$436,637
	SEC Carbon Ltd.	3,600	53,577
	Secom Co. Ltd.	17,000	604,569
	Seed Co. Ltd.	3,100	10,102
	Sega Sammy Holdings, Inc.	16,500	310,516
#	Segue Group Co. Ltd.	2,500	9,641
	Seibu Holdings, Inc.	50,600	1,129,828
	Seika Corp.	3,700	93,370
	Seikagaku Corp.	14,400	82,515
	Seikitokyu Kogyo Co. Ltd.	7,000	68,217
	Seiko Epson Corp.	43,274	786,533
	Seiko Group Corp.	11,400	287,348
	Seikoh Giken Co. Ltd.	800	18,516
	Seino Holdings Co. Ltd.	36,100	582,208
#	Seiren Co. Ltd.	12,700	213,700
	Sekisui Chemical Co. Ltd.	64,100	904,637
	Sekisui House Ltd.	58,300	1,408,036
	Sekisui Jushi Corp.	9,000	133,486
	Sekisui Kasei Co. Ltd.	9,100	22,120
#	SEMITEC Corp.	1,600	18,879
	Senko Group Holdings Co. Ltd.	53,800	505,791
#	Senshu Electric Co. Ltd.	3,200	106,408
	Senshu Ikeda Holdings, Inc.	83,500	185,137
*	Senshukai Co. Ltd.	11,500	23,506
	Septeni Holdings Co. Ltd.	10,000	29,244
	Seria Co. Ltd.	12,100	252,791
	Seven & i Holdings Co. Ltd.	382,600	5,509,414
	Seven Bank Ltd.	194,700	410,929
#	SFP Holdings Co. Ltd.	1,700	21,699
	SG Holdings Co. Ltd.	49,400	495,400
	Sharingtechnology, Inc.	8,000	41,100
#*	Sharp Corp.	40,354	245,665
	Shibaura Electronics Co. Ltd.	7,000	161,762
	Shibaura Machine Co. Ltd.	8,700	211,779
	Shibaura Mechatronics Corp.	3,900	268,715
#	Shibusawa Warehouse Co. Ltd.	4,200	86,427
	Shibuya Corp.	6,000	144,516

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	SHIFT, Inc.	4,400	$442,186
	Shiga Bank Ltd.	14,500	311,327
	Shikibo Ltd.	4,500	29,698
	Shikoku Bank Ltd.	12,700	77,744
	Shikoku Electric Power Co., Inc.	35,600	318,605
	Shikoku Kasei Holdings Corp.	11,500	154,537
	Shima Seiki Manufacturing Ltd.	10,000	74,426
#*	Shimadaya Corp.	1,800	17,462
	Shimadzu Corp.	15,900	469,016
	Shimamura Co. Ltd.	11,200	576,531
	Shimano, Inc.	3,774	554,437
#	Shimizu Bank Ltd.	4,300	40,048
	Shimizu Corp.	82,200	544,568
	Shimojima Co. Ltd.	4,300	37,141
	Shin Nippon Air Technologies Co. Ltd.	2,900	63,259
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	57,315
	Shinagawa Refractories Co. Ltd.	13,500	157,172
	Shindengen Electric Manufacturing Co. Ltd.	3,400	53,176
	Shin-Etsu Chemical Co. Ltd.	154,200	5,650,496
	Shin-Etsu Polymer Co. Ltd.	18,100	187,149
#	Shinki Bus Co. Ltd.	500	11,163
*	Shinko Electric Industries Co. Ltd.	12,200	436,289
	Shinko Shoji Co. Ltd.	11,400	71,806
	Shinmaywa Industries Ltd.	20,300	180,018
	Shinnihon Corp.	13,500	135,473
	Shinnihonseiyaku Co. Ltd.	3,100	35,331
	Shinsho Corp.	2,200	89,321
	Shinwa Co. Ltd. (3447 JP)	2,800	13,568
	Shinwa Co. Ltd. (7607 JP)	2,500	43,887
	Shionogi & Co. Ltd.	92,100	1,315,441
	Ship Healthcare Holdings, Inc.	31,900	485,081
	Shiseido Co. Ltd.	14,800	319,457
	Shizuoka Financial Group, Inc.	75,000	598,465

		Shares	Value»
JAPAN — (Continued)
	Shizuoka Gas Co. Ltd.	17,000	$114,028
	SHO-BOND Holdings Co. Ltd.	10,600	372,892
#	Shoei Co. Ltd.	17,600	270,087
#	Shoei Foods Corp.	2,200	63,596
	Shofu, Inc.	2,600	38,375
	Showa Sangyo Co. Ltd.	6,200	117,517
	SIGMAXYZ Holdings, Inc.	12,000	134,332
	Siix Corp.	10,500	76,870
*	Simplex Holdings, Inc.	10,000	162,172
	Sinanen Holdings Co. Ltd.	1,900	80,608
	Sinfonia Technology Co. Ltd.	9,600	324,173
	Sinko Industries Ltd.	5,800	165,734
	Sintokogio Ltd.	14,700	96,281
	SK Kaken Co. Ltd.	2,000	116,905
#	SK-Electronics Co. Ltd.	2,900	44,505
	SKY Perfect JSAT Holdings, Inc.	61,300	350,106
	Skylark Holdings Co. Ltd.	60,800	941,686
#*	Smaregi, Inc.	2,900	54,722
	SMC Corp.	900	382,092
#	SMK Corp.	1,799	27,977
	SMS Co. Ltd.	23,200	260,083
#	Socionext, Inc.	38,100	709,312
	Soda Nikka Co. Ltd.	8,400	63,402
	Sodick Co. Ltd.	16,900	85,188
	SoftBank Corp.	1,669,000	2,101,108
	SoftBank Group Corp.	52,844	3,150,479
	Softcreate Holdings Corp.	6,400	90,689
	Software Service, Inc.	900	74,798
	Sohgo Security Services Co. Ltd.	101,700	707,091
	Sojitz Corp.	37,340	763,107
	Soken Chemical & Engineering Co. Ltd.	3,000	62,656
	Solasto Corp.	22,100	70,642
	Soliton Systems KK	3,100	25,869
	Sompo Holdings, Inc.	103,500	2,218,945
	Sony Group Corp. (6758 JP)	538,000	9,467,462
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	818,400

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sotetsu Holdings, Inc.	16,600	$260,441
#	Space Co. Ltd.	5,050	37,809
	Sparx Group Co. Ltd.	9,680	87,156
	SPK Corp.	3,600	48,085
	S-Pool, Inc.	21,900	51,941
	Square Enix Holdings Co. Ltd.	8,800	343,698
	SRA Holdings	3,800	105,992
*	SRE Holdings Corp.	2,900	72,249
	SRS Holdings Co. Ltd.	9,600	72,587
	ST Corp.	3,000	29,165
	St. Care Holding Corp.	8,200	39,817
	Stanley Electric Co. Ltd.	35,100	600,323
	Star Mica Holdings Co. Ltd.	10,200	42,708
	Star Micronics Co. Ltd.	10,400	133,215
	Startia Holdings, Inc.	2,700	34,327
	Starts Corp., Inc.	12,500	287,945
	Starzen Co. Ltd.	5,900	114,386
	Stella Chemifa Corp.	2,900	85,783
	Step Co. Ltd.	2,900	38,433
	STI Foods Holdings, Inc.	1,100	41,166
	Strike Co. Ltd.	3,200	77,813
#	Studio Alice Co. Ltd.	4,500	60,388
	Subaru Corp.	194,516	3,473,906
	Subaru Enterprise Co. Ltd.	3,000	62,643
	Sugi Holdings Co. Ltd.	27,800	474,635
	Sugimoto & Co. Ltd.	7,600	68,520
#	SUMCO Corp.	120,700	1,154,063
	Sumida Corp.	13,700	84,249
	Suminoe Textile Co. Ltd.	1,200	16,133
#	Sumiseki Holdings, Inc.	7,800	47,955
	Sumitomo Bakelite Co. Ltd.	27,800	725,986
	Sumitomo Chemical Co. Ltd.	316,400	844,705
	Sumitomo Corp.	72,900	1,537,928
	Sumitomo Densetsu Co. Ltd.	7,100	228,027
	Sumitomo Electric Industries Ltd.	117,900	1,813,603
	Sumitomo Forestry Co. Ltd.	47,300	1,822,178
	Sumitomo Heavy Industries Ltd.	33,700	750,935

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Metal Mining Co. Ltd.	33,500	$926,227
	Sumitomo Mitsui Construction Co. Ltd.	52,188	132,648
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	4,620,524
	Sumitomo Mitsui Trust Group, Inc.	45,200	991,251
	Sumitomo Osaka Cement Co. Ltd.	12,700	312,944
	Sumitomo Realty & Development Co. Ltd.	35,500	1,053,063
	Sumitomo Riko Co. Ltd.	14,500	147,642
	Sumitomo Rubber Industries Ltd.	63,728	653,127
	Sumitomo Seika Chemicals Co. Ltd.	3,085	102,426
	Sumitomo Warehouse Co. Ltd.	24,700	432,191
	Sun Frontier Fudousan Co. Ltd.	18,200	216,070
	Suncall Corp.	11,400	29,663
	Sundrug Co. Ltd.	20,300	502,097
	Suntory Beverage & Food Ltd.	19,400	654,448
	Sun-Wa Technos Corp.	4,300	60,707
#	SUNWELS Co. Ltd.	2,100	24,777
	Suruga Bank Ltd.	49,300	351,128
	Suzuken Co. Ltd.	15,770	515,584
	Suzuki Co. Ltd.	6,500	80,119
	Suzuki Motor Corp.	184,000	1,825,892
	SWCC Corp.	14,200	497,983
	Sysmex Corp.	63,600	1,179,998
	System Research Co. Ltd.	5,300	49,838
	System Support, Inc.	2,300	27,514
	Systems Engineering Consultants Co. Ltd.	700	18,650
	Systena Corp.	103,500	245,820
	Syuppin Co. Ltd.	8,000	55,011
	T Hasegawa Co. Ltd.	9,500	206,151
	T RAD Co. Ltd.	2,200	47,860
	T&D Holdings, Inc.	61,900	988,063
	Tachibana Eletech Co. Ltd.	6,280	103,657
	Tachikawa Corp.	4,700	40,514
	Tachi-S Co. Ltd.	12,300	142,008
	Tadano Ltd.	36,700	233,625

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taihei Dengyo Kaisha Ltd.	3,800	$127,780
	Taiheiyo Cement Corp.	39,609	862,893
	Taiho Kogyo Co. Ltd.	7,500	29,920
	Taikisha Ltd.	5,600	178,138
#	Taiko Bank Ltd.	3,600	31,757
	Taisei Corp.	18,100	762,218
	Taisei Lamick Co. Ltd.	2,700	45,670
#	Taisei Oncho Co. Ltd.	1,100	28,954
	Taiyo Holdings Co. Ltd.	13,400	353,735
	Taiyo Yuden Co. Ltd.	17,600	307,819
	Takamatsu Construction Group Co. Ltd.	5,500	106,543
	Takamiya Co. Ltd.	13,500	39,088
	Takaoka Toko Co. Ltd.	4,200	53,533
	Takara & Co. Ltd.	2,400	42,140
	Takara Bio, Inc.	10,500	69,971
	Takara Holdings, Inc.	44,800	352,145
	Takara Standard Co. Ltd.	17,400	188,973
	Takasago International Corp.	5,100	172,994
	Takasago Thermal Engineering Co. Ltd.	8,200	262,968
	Takashima & Co. Ltd.	6,800	53,642
	Takashimaya Co. Ltd.	92,800	734,750
#	Takatori Corp.	700	10,925
	TAKEBISHI Corp.	3,200	43,575
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	148,953	4,155,966
	Takeuchi Manufacturing Co. Ltd.	13,000	405,127
	Taki Chemical Co. Ltd.	1,600	38,713
	Takuma Co. Ltd.	15,000	156,510
#	Tama Home Co. Ltd.	4,400	110,945
	Tamron Co. Ltd.	12,000	337,695
	Tamura Corp.	28,300	102,539
	Tanabe Engineering Corp.	1,500	15,035
#	Tanaka Chemical Corp.	2,500	11,696
#	TASUKI Holdings, Inc.	9,124	41,225
#	Tayca Corp.	6,000	64,251
#	Tazmo Co. Ltd.	2,700	64,187

		Shares	Value»
JAPAN — (Continued)
	TBS Holdings, Inc.	10,300	$253,470
	TDC Soft, Inc.	8,400	67,871
	TDK Corp. (6762 JP)	226,000	2,656,696
	TechMatrix Corp.	14,000	203,208
	Techno Medica Co. Ltd.	2,700	31,961
	Techno Ryowa Ltd.	1,900	28,210
	Techno Smart Corp.	800	8,847
	TechnoPro Holdings, Inc.	39,500	705,011
	Tecnos Japan, Inc.	5,700	23,973
	Teijin Ltd.	61,963	554,833
	Teikoku Electric Manufacturing Co. Ltd.	4,300	79,637
#	Teikoku Sen-I Co. Ltd.	4,500	82,076
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	56,570
	Tekken Corp.	5,200	81,350
	Temairazu, Inc.	1,200	25,192
	Tenma Corp.	6,100	116,686
#	Tenpos Holdings Co. Ltd.	500	10,554
#	Tera Probe, Inc.	1,200	24,956
	Terasaki Electric Co. Ltd.	1,100	16,856
	Terumo Corp.	22,500	428,519
	Tess Holdings Co. Ltd.	14,200	26,084
	T-Gaia Corp.	4,000	69,534
	THK Co. Ltd.	39,600	653,774
	TIS, Inc.	48,700	1,214,406
	TKC Corp.	5,900	153,000
	Toa Corp. (1885 JP)	27,600	177,677
#	Toa Corp. (6809 JP)	8,800	56,010
	TOA ROAD Corp.	11,500	94,885
	Toagosei Co. Ltd.	44,700	456,050
	TOBISHIMA HOLDINGS, Inc.	6,890	68,380
	Tobu Railway Co. Ltd.	25,900	419,123
	TOC Co. Ltd.	13,100	52,200
	Tocalo Co. Ltd.	30,000	348,975
	Tochigi Bank Ltd.	44,900	75,926
	Toda Corp.	76,500	463,028
	Toei Animation Co. Ltd.	9,400	213,494
	Toei Co. Ltd.	5,700	182,558
#	Toell Co. Ltd.	2,100	10,622
	Toenec Corp.	18,500	115,146
	Toho Bank Ltd.	68,100	116,827
	Toho Co. Ltd. (8142 JP)	2,400	42,453
	Toho Co. Ltd. (9602 JP)	4,800	183,303

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Gas Co. Ltd.	13,600	$340,119
#	Toho Holdings Co. Ltd.	17,200	511,971
	Toho Titanium Co. Ltd.	11,900	78,684
*	Toho Zinc Co. Ltd.	7,400	46,888
	Tohoku Bank Ltd.	4,300	29,846
	Tohoku Electric Power Co., Inc.	53,200	521,833
#	Tohokushinsha Film Corp.	14,100	56,098
	Tokai Carbon Co. Ltd.	73,800	416,560
	Tokai Corp.	7,500	106,839
	TOKAI Holdings Corp.	37,091	227,517
	Tokai Rika Co. Ltd.	20,118	284,438
	Tokai Tokyo Financial Holdings, Inc.	73,600	225,362
	Token Corp.	2,200	154,283
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	5,305,177
	Tokushu Tokai Paper Co. Ltd.	3,700	90,920
	Tokuyama Corp.	24,877	435,545
	Tokyo Century Corp.	56,800	577,869
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	531,065
	Tokyo Electron Device Ltd.	9,000	199,178
	Tokyo Electron Ltd.	30,000	4,414,588
	Tokyo Energy & Systems, Inc.	8,800	65,173
	Tokyo Gas Co. Ltd.	30,800	759,925
	Tokyo Individualized Educational Institute, Inc.	9,400	24,647
#	Tokyo Keiki, Inc.	4,900	95,200
	Tokyo Kiraboshi Financial Group, Inc.	10,800	290,513
	Tokyo Ohka Kogyo Co. Ltd.	13,600	313,000
	Tokyo Rope Manufacturing Co. Ltd.	3,500	25,796
	Tokyo Sangyo Co. Ltd.	7,700	34,835
	Tokyo Seimitsu Co. Ltd.	13,300	715,663
	Tokyo Steel Manufacturing Co. Ltd.	16,900	168,017

		Shares	Value»
JAPAN — (Continued)
	Tokyo Tatemono Co. Ltd.	64,900	$1,059,803
#	Tokyo Tekko Co. Ltd.	4,000	140,643
	Tokyotokeiba Co. Ltd.	6,100	166,205
	Tokyu Construction Co. Ltd.	30,600	138,301
	Tokyu Corp.	43,300	533,820
	Tokyu Fudosan Holdings Corp.	223,400	1,394,106
	Toli Corp.	17,400	46,908
	Tomato Bank Ltd.	3,000	21,694
	Tomen Devices Corp.	1,300	52,813
	Tomoe Corp.	9,200	51,223
#	Tomoe Engineering Co. Ltd.	3,200	78,688
	Tomoku Co. Ltd.	4,500	68,162
	TOMONY Holdings, Inc.	67,654	175,176
	Tomy Co. Ltd.	31,021	818,916
	Tonami Holdings Co. Ltd.	2,400	92,251
	Topcon Corp.	33,800	343,130
	TOPPAN Holdings, Inc.	34,520	1,009,753
	Topre Corp.	12,700	146,293
	Topy Industries Ltd.	6,000	76,033
	Toray Industries, Inc.	176,900	961,994
	Torex Semiconductor Ltd.	2,400	24,082
#	Toridoll Holdings Corp.	12,800	329,028
	Torigoe Co. Ltd.	6,600	29,032
	Torii Pharmaceutical Co. Ltd.	5,200	140,671
	Torishima Pump Manufacturing Co. Ltd.	8,500	154,018
	Tosei Corp.	11,100	172,638
	Toshiba TEC Corp.	13,400	304,737
	Tosho Co. Ltd.	5,000	22,103
	Tosoh Corp.	85,100	1,057,418
	Totech Corp.	6,200	106,221
	Totetsu Kogyo Co. Ltd.	6,700	144,332
	TOTO Ltd.	11,199	312,450
#	Tottori Bank Ltd.	4,100	32,856
#	Toukei Computer Co. Ltd.	1,000	30,620
	Tow Co. Ltd.	15,200	31,849
	Towa Bank Ltd.	14,000	52,794
#	Towa Corp.	10,500	134,439
	Towa Pharmaceutical Co. Ltd.	10,260	210,263

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co. Ltd.	22,600	$193,364
	Toyo Corp.	9,100	93,772
	Toyo Engineering Corp.	12,100	58,728
#	Toyo Gosei Co. Ltd.	1,700	79,253
	Toyo Kanetsu KK	3,400	99,283
	Toyo Machinery & Metal Co. Ltd.	6,400	25,449
#	Toyo Securities Co. Ltd.	24,900	83,668
	Toyo Seikan Group Holdings Ltd.	40,300	601,600
	Toyo Suisan Kaisha Ltd.	7,100	417,081
	Toyo Tanso Co. Ltd.	4,900	168,318
	Toyo Tire Corp.	46,100	654,060
	Toyobo Co. Ltd.	38,300	244,168
	Toyoda Gosei Co. Ltd.	25,900	440,049
	Toyota Boshoku Corp.	30,500	407,151
	Toyota Industries Corp.	8,100	561,509
	Toyota Motor Corp. (7203 JP)	1,357,015	23,381,901
	Toyota Tsusho Corp.	130,000	2,209,833
	TPR Co. Ltd.	8,300	124,946
	Traders Holdings Co. Ltd.	4,960	26,079
	Trancom Co. Ltd.	2,700	182,285
	Transaction Co. Ltd.	4,900	79,314
	Transcosmos, Inc.	6,500	141,887
	TRE Holdings Corp.	17,352	203,510
#	Treasure Factory Co. Ltd.	5,100	44,700
	Trend Micro, Inc. (4704 JP)	17,500	915,642
	Trusco Nakayama Corp.	15,700	231,914
	TS Tech Co. Ltd.	31,514	356,361
#	TSI Holdings Co. Ltd.	18,400	107,738
	Tsubaki Nakashima Co. Ltd.	16,100	72,528
	Tsubakimoto Chain Co.	31,500	396,618
#	Tsubakimoto Kogyo Co. Ltd.	5,100	63,031
	Tsuburaya Fields Holdings, Inc.	14,000	187,222
	Tsugami Corp.	15,200	140,802
	Tsukishima Holdings Co. Ltd.	11,200	100,512
#	Tsukuba Bank Ltd.	37,600	55,131

		Shares	Value»
JAPAN — (Continued)
	Tsumura & Co.	19,000	$621,001
	Tsuruha Holdings, Inc.	11,200	626,480
	Tsurumi Manufacturing Co. Ltd.	4,400	122,859
	Tsutsumi Jewelry Co. Ltd.	2,700	37,434
	Tsuzuki Denki Co. Ltd.	1,500	24,441
	TV Asahi Holdings Corp.	9,500	123,649
	Tv Tokyo Holdings Corp.	3,500	78,364
	TYK Corp.	5,300	14,278
	UACJ Corp.	13,733	452,018
	UBE Corp.	35,400	582,277
	Uchida Yoko Co. Ltd.	2,500	106,771
	Ukai Co. Ltd.	500	12,269
	ULS Group, Inc.	700	24,729
	Ulvac, Inc.	12,000	561,089
	U-Next Holdings Co. Ltd.	6,800	216,917
	Unicharm Corp.	15,300	493,348
	Unipres Corp.	13,123	95,386
	United Arrows Ltd.	8,000	113,978
#	United Super Markets Holdings, Inc.	19,400	106,234
#*	Unitika Ltd.	25,100	47,999
#	Universal Entertainment Corp.	8,600	73,257
	Urbanet Corp. Co. Ltd.	8,600	21,402
	User Local, Inc.	2,500	30,134
	Ushio, Inc.	38,400	528,615
	USS Co. Ltd.	93,000	778,854
	UT Group Co. Ltd.	10,000	169,676
	V Technology Co. Ltd.	3,500	54,903
	Valor Holdings Co. Ltd.	16,201	223,227
	Valqua Ltd.	5,600	120,140
#	Value HR Co. Ltd.	6,600	74,561
	ValueCommerce Co. Ltd.	7,700	54,909
	Vector, Inc.	10,300	64,051
	Vertex Corp.	11,820	157,065
	Vision, Inc.	14,800	101,792
#*	Visional, Inc.	7,100	379,914
	Vital KSK Holdings, Inc.	14,678	122,889
	VT Holdings Co. Ltd.	32,000	98,279
	Wacoal Holdings Corp.	15,100	470,114

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wacom Co. Ltd.	52,300	$241,095
	Wakachiku Construction Co. Ltd.	2,700	62,790
	Wakita & Co. Ltd.	15,800	162,856
	Warabeya Nichiyo Holdings Co. Ltd.	4,900	66,003
	Waseda Academy Co. Ltd.	2,700	29,602
	Watahan & Co. Ltd.	7,600	80,403
	WATAMI Co. Ltd.	4,700	32,835
#	WDB Holdings Co. Ltd.	2,700	30,292
	Weathernews, Inc.	1,500	59,129
	Welcia Holdings Co. Ltd.	26,400	329,574
	Wellneo Sugar Co. Ltd.	2,800	40,905
	Wellnet Corp.	7,500	38,942
	West Holdings Corp.	9,350	139,134
	West Japan Railway Co.	33,900	602,529
	Will Group, Inc.	6,900	44,295
*	WingArc1st, Inc.	5,500	117,165
	Workman Co. Ltd.	3,700	94,443
	World Co. Ltd.	9,700	121,766
	World Holdings Co. Ltd.	2,400	29,956
#*	W-Scope Corp.	8,000	18,579
	Xebio Holdings Co. Ltd.	11,000	83,148
	Yahagi Construction Co. Ltd.	10,400	102,688
	Yakult Honsha Co. Ltd.	12,700	275,985
	YAKUODO Holdings Co. Ltd.	4,100	57,024
	YAMABIKO Corp.	14,000	227,443
	YAMADA Consulting Group Co. Ltd.	4,000	55,032
	Yamada Holdings Co. Ltd.	123,928	355,858
	Yamae Group Holdings Co. Ltd.	3,800	48,550
	Yamagata Bank Ltd.	9,700	61,242
	Yamaguchi Financial Group, Inc.	47,000	460,215
	Yamaha Corp.	69,000	557,193
	Yamaha Motor Co. Ltd.	250,800	2,192,247
	Yamaichi Electronics Co. Ltd.	10,400	173,746
	Yamami Co.	1,200	29,067

		Shares	Value»
JAPAN — (Continued)
	Yamanashi Chuo Bank Ltd.	10,800	$115,154
	Yamatane Corp.	3,800	81,445
#	Yamato Corp.	7,100	43,322
	Yamato Holdings Co. Ltd.	45,600	483,643
	Yamato Kogyo Co. Ltd.	10,700	511,081
	Yamau Holdings Co. Ltd.	1,100	12,142
	Yamaura Corp.	2,400	18,656
	Yamaya Corp.	1,800	33,858
	Yamazaki Baking Co. Ltd.	35,500	720,956
	Yamazen Corp.	14,200	123,346
	Yaoko Co. Ltd.	6,800	413,357
	Yashima Denki Co. Ltd.	5,500	61,818
	Yaskawa Electric Corp.	23,700	679,230
	Yasuda Logistics Corp.	6,700	71,851
	Yellow Hat Ltd.	14,400	234,703
	Yodogawa Steel Works Ltd.	8,700	307,463
	Yokogawa Bridge Holdings Corp.	11,600	211,682
	Yokogawa Electric Corp.	34,200	758,275
	Yokohama Rubber Co. Ltd.	48,300	990,061
	Yokorei Co. Ltd.	18,200	110,083
	Yokowo Co. Ltd.	8,200	81,783
	Yomeishu Seizo Co. Ltd.	1,700	27,367
	Yondenko Corp.	10,200	84,961
	Yonex Co. Ltd.	22,100	276,540
	Yorozu Corp.	7,600	58,490
*	Yoshimura Food Holdings KK	2,900	26,184
	Yoshinoya Holdings Co. Ltd.	15,000	305,480
	Yossix Holdings Co. Ltd.	1,300	27,846
	Yotai Refractories Co. Ltd.	6,300	68,641
	Yuasa Trading Co. Ltd.	7,100	215,859
	Yukiguni Maitake Co. Ltd.	8,900	61,076
	Yurtec Corp.	15,000	144,848
	Yushin Precision Equipment Co. Ltd.	4,200	18,273

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yushiro Chemical Industry Co. Ltd.	3,700	$37,888
	Yutaka Giken Co. Ltd.	1,900	23,992
	Zacros Corp.	6,000	169,228
	Zaoh Co. Ltd.	1,500	23,928
	Zenitaka Corp.	1,000	22,119
	Zenkoku Hosho Co. Ltd.	15,900	574,526
	Zenrin Co. Ltd.	12,400	65,642
	Zensho Holdings Co. Ltd.	14,577	731,315
	Zeon Corp.	52,000	484,148
	ZERIA Pharmaceutical Co. Ltd.	7,500	114,510
	ZIGExN Co. Ltd.	24,600	92,757
#	Zojirushi Corp.	7,600	79,512
#	ZOZO, Inc.	23,100	749,028
#	Zuiko Corp.	5,900	52,697

TOTAL JAPAN			612,768,972

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	212,894	109,658
*	Acico Industries Co. KSC	78,758	21,054
	Agility Public Warehousing Co. KSC	341,311	276,965
	Al Ahli Bank of Kuwait KSCP	203,091	185,401
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	8,377	13,668
	Al-Eid Food KSC	32,408	24,676
	Ali Alghanim Sons Automotive Co. KSCC	42,370	145,274
*	Alimtiaz Investment Group KSC	325,506	51,099
*	Arabi Group Holding KSC	11,040	13,699
	Arzan Financial Group for Financing & Investment KPSC	201,705	140,230
*	Asiya Capital Investments Co. KSCP	238,493	32,542
	Boubyan Bank KSCP	33,972	61,768
	Boubyan Petrochemicals Co. KSCP	137,857	300,950

		Shares	Value»
KUWAIT — (Continued)
	Boursa Kuwait Securities Co. KPSC	24,033	$166,958
	Burgan Bank SAK	197,176	118,585
	Combined Group Contracting Co. SAK	34,732	71,619
	Commercial Facilities Co. SAKP	149,075	104,975
	Commercial Real Estate Co. KSC	317,129	151,981
	Gulf Bank KSCP	446,815	456,825
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	236,573
	Heavy Engineering & Ship Building Co. KSCP, Class B	33,371	87,888
	Humansoft Holding Co. KSC	36,828	313,544
*	IFA Hotels & Resorts-KPSC	22,602	109,915
	Integrated Holding Co. KCSC	62,758	104,316
*	Jazeera Airways Co. KSCP	31,243	104,999
*	Kuwait Cement Co. KSC	128,229	80,241
	Kuwait Finance House KSCP	608,697	1,429,068
	Kuwait Financial Centre SAK	64,299	28,117
	Kuwait International Bank KSCP	387,586	240,896
	Kuwait Investment Co. SAK	40,261	21,568
	Kuwait Portland Cement Co. KSC	3,939	10,819
	Kuwait Real Estate Co. KSC	178,868	139,284
	Kuwait Telecommunications Co.	112,379	205,954
	Mabanee Co. KPSC	95,592	260,263
	Mezzan Holding Co. KSCC	38,605	123,084
	Mobile Telecommunications Co. KSCP	365,466	543,690
	National Bank of Kuwait SAKP	418,954	1,160,127
*	National Consumer Holding Co. SAK	82,452	28,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	398,261	$311,783
	National Investments Co. KSCP	215,412	181,899
*	Privatization Holding Co. KSCP	156,758	23,637
	Salhia Real Estate Co. KSCP	95,785	134,448
	Securities House KSC	62,502	13,832
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	67,397
*	Warba Bank KSCP	567,416	352,696

TOTAL KUWAIT			8,762,867

MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	58,594
	Able Global Bhd.	36,500	16,110
#	Aeon Co. M Bhd.	145,400	48,223
#	AEON Credit Service M Bhd.	51,398	82,162
#	AFFIN Bank Bhd.	206,219	141,258
	Ajinomoto Malaysia Bhd.	2,600	8,705
	Alliance Bank Malaysia Bhd.	276,200	276,624
	Allianz Malaysia Bhd.	18,500	86,878
	AME Elite Consortium Bhd.	96,100	34,796
	AMMB Holdings Bhd. (AMM MK)	388,600	451,140
	Ancom Nylex Bhd.	251,150	58,793
*	Astro Malaysia Holdings Bhd.	608,000	33,946
	Aurelius Technologies Bhd.	47,300	29,739
	Axiata Group Bhd.	778,490	400,323
	Bank Islam Malaysia Bhd.	199,900	123,196
	Batu Kawan Bhd.	10,900	49,488
*	Berjaya Corp. Bhd.	786,982	57,044
	Berjaya Food Bhd.	160,893	16,140
#*	Berjaya Land Bhd.	466,800	34,708
#*	Bermaz Auto Bhd.	272,800	127,730
#	British American Tobacco Malaysia Bhd.	38,700	63,678
*	Bumi Armada Bhd.	871,200	98,891
	Bursa Malaysia Bhd.	196,350	404,579

		Shares	Value»
MALAYSIA — (Continued)
#	Cahya Mata Sarawak Bhd.	221,400	$69,693
	Carlsberg Brewery Malaysia Bhd., Class B	53,000	234,579
	CCK Consolidated Holdings Bhd.	32,400	11,563
	CELCOMDIGI Bhd.	202,600	157,128
	CIMB Group Holdings Bhd.	762,241	1,382,193
*	Coastal Contracts Bhd.	61,100	21,977
	Crescendo Corp. Bhd.	22,200	5,887
#	CTOS Digital Bhd.	299,500	78,778
	D&O Green Technologies Bhd.	135,400	70,702
#*	Dagang NeXchange Bhd.	672,000	53,976
	Datasonic Group Bhd.	385,800	33,758
	Dayang Enterprise Holdings Bhd.	217,800	105,587
	Dialog Group Bhd.	260,600	122,923
	DRB-Hicom Bhd.	266,700	63,602
	Duopharma Biotech Bhd.	68,089	19,450
	Dutch Lady Milk Industries Bhd.	4,500	30,913
	DXN Holdings Bhd.	30,500	3,957
#*	Eastern & Oriental Bhd.	373,500	73,621
	Eco World Development Group Bhd.	383,600	155,035
*	Ekovest Bhd.	788,700	60,635
	Farm Fresh Bhd.	190,700	78,915
	FGV Holdings Bhd.	129,200	32,952
#	Formosa Prosonic Industries Bhd.	55,700	36,487
	Fraser & Neave Holdings Bhd.	24,400	172,003
#	Frontken Corp. Bhd.	379,250	329,101
	Gamuda Bhd.	57,602	111,827
	Gas Malaysia Bhd.	81,500	69,499
	Genetec Technology Bhd.	98,000	15,210
#	Genting Bhd.	534,800	480,439
#	Genting Malaysia Bhd.	877,300	447,684
	Genting Plantations Bhd.	57,700	69,584
*	Greatech Technology Bhd.	187,600	93,275

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Guan Chong Bhd.	77,800	$47,606
	HAP Seng Consolidated Bhd.	92,700	82,398
	Hap Seng Plantations Holdings Bhd.	48,500	20,423
*	Hartalega Holdings Bhd.	101,700	73,246
#	Heineken Malaysia Bhd.	36,100	187,038
#*	Hengyuan Refining Co. Bhd.	64,400	35,471
#	Hextar Global Bhd.	342,000	69,492
#	Hiap Teck Venture Bhd.	410,500	28,304
	Hibiscus Petroleum Bhd.	182,000	83,154
	Hong Leong Bank Bhd.	22,580	105,343
	Hong Leong Financial Group Bhd.	27,778	118,012
	Hong Leong Industries Bhd.	19,300	59,267
	Hume Cement Industries Bhd.	23,800	18,445
#	Hup Seng Industries Bhd.	73,100	17,741
	IHH Healthcare Bhd.	60,700	100,455
#	IJM Corp. Bhd.	447,600	306,952
#	Inari Amertron Bhd.	288,925	187,302
	IOI Corp. Bhd.	144,500	124,121
	IOI Properties Group Bhd.	379,625	196,388
*	Iskandar Waterfront City Bhd.	137,900	16,821
#	ITMAX SYSTEM Bhd.	90,500	73,821
#*	JAKS Resources Bhd.	570,179	16,070
#	Jaya Tiasa Holdings Bhd.	210,000	59,295
	Keck Seng Malaysia Bhd.	28,200	36,117
	Kelington Group Bhd.	140,000	97,971
	Kenanga Investment Bank Bhd.	38,300	7,855
	Kerjaya Prospek Group Bhd.	105,989	48,592
#	Kim Loong Resources Bhd.	78,000	42,235
	Kossan Rubber Industries Bhd.	299,600	142,851
	KPJ Healthcare Bhd.	231,800	110,090
	Kretam Holdings Bhd.	69,600	9,534
#*	KSL Holdings Bhd.	98,800	39,932

		Shares	Value»
MALAYSIA — (Continued)
#	Kuala Lumpur Kepong Bhd.	38,162	$185,937
#	Lagenda Properties Bhd.	63,200	19,180
	LBS Bina Group Bhd.	202,600	25,686
	Leong Hup International Bhd.	242,900	37,844
#*Ω	Lotte Chemical Titan Holding Bhd.	167,763	35,966
	LPI Capital Bhd.	51,940	159,989
#	Magni-Tech Industries Bhd.	146,900	81,031
#	Magnum Bhd.	310,015	83,432
#	Mah Sing Group Bhd.	354,775	138,083
	Malakoff Corp. Bhd.	364,600	69,303
	Malayan Banking Bhd.	226,797	543,136
#	Malayan Flour Mills Bhd.	308,600	45,971
	Malaysia Airports Holdings Bhd.	215,899	499,454
	Malaysia Smelting Corp. Bhd.	35,400	18,709
	Malaysian Pacific Industries Bhd.	19,200	112,892
	Malaysian Resources Corp. Bhd.	666,920	83,530
	Matrix Concepts Holdings Bhd.	306,799	147,219
	Maxis Bhd.	167,200	137,671
	MBM Resources Bhd.	57,700	81,347
#	MBSB Bhd.	714,632	120,033
	Mega First Corp. Bhd.	182,800	171,457
	Mi Technovation Bhd.	73,500	31,592
	MISC Bhd.	77,800	133,080
#	MKH Bhd.	100,700	27,251
#	MKH Oil Palm East Kalimantan Bhd.	14,385	1,998
	MNRB Holdings Bhd.	182,774	92,101
Ω	Mr. DIY Group M Bhd.	504,300	251,318
*	Muhibbah Engineering M Bhd.	185,600	39,265
	My EG Services Bhd.	1,204,715	227,157
#	Nationgate Holdings Bhd.	179,100	85,441
#	Nestle Malaysia Bhd.	7,600	173,156
*††	Nylex Malaysia Bhd.	2,335	48
	OCK Group Bhd.	205,000	22,282
#	Oriental Holdings Bhd.	77,700	130,814
#	OSK Holdings Bhd.	410,750	145,589
	PA Resources Bhd.	250,300	16,730

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Padini Holdings Bhd.	116,700	$93,365
	Panasonic Manufacturing Malaysia Bhd.	2,400	10,026
	Pantech Group Holdings Bhd.	131,400	27,306
	Paramount Corp. Bhd.	146,300	34,334
	Pecca Group Bhd.	44,400	12,901
	Pentamaster Corp. Bhd.	6,800	5,933
	Perak Transit Bhd.	169,750	28,713
*	Perdana Petroleum Bhd.	253,100	15,795
	Petron Malaysia Refining & Marketing Bhd.	39,200	38,639
#	Petronas Chemicals Group Bhd.	170,300	209,750
	Petronas Dagangan Bhd.	34,000	139,080
	Petronas Gas Bhd.	33,700	132,789
	PIE Industrial Bhd.	20,300	23,928
	PPB Group Bhd.	78,820	250,519
	Press Metal Aluminium Holdings Bhd.	291,100	313,299
	Public Bank Bhd.	1,271,900	1,279,890
	QL Resources Bhd.	296,737	324,451
#*	Ranhill Utilities Bhd.	168,104	46,384
#	RCE Capital Bhd.	177,200	65,851
	REDtone Digital Bhd.	94,000	21,455
	RGB International Bhd.	365,300	30,989
	RHB Bank Bhd.	282,976	413,627
	Sam Engineering & Equipment M Bhd.	69,800	67,765
*	Sapura Energy Bhd.	2,931,800	22,966
	Sarawak Oil Palms Bhd.	100,150	72,228
	Scientex Bhd.	292,500	295,789
	SD Guthrie Bhd.	210,136	220,369
	SFP Tech Holdings Bhd.	182,000	25,122
	Sime Darby Bhd.	762,970	402,362
	Sime Darby Property Bhd.	676,570	217,863
	SKP Resources Bhd.	262,649	62,353
#*	Solarvest Holdings Bhd.	94,100	34,177
	Southern Cable Group Bhd.	42,500	8,749
	SP Setia Bhd. Group	580,379	185,259
#	Sports Toto Bhd.	253,524	87,666

		Shares	Value»
MALAYSIA — (Continued)
	Sunway Bhd.	114,754	$113,994
	Sunway Construction Group Bhd.	88,890	90,607
#*	Supermax Corp. Bhd.	501,565	92,466
#	Syarikat Takaful Malaysia Keluarga Bhd.	99,111	89,384
#	Ta Ann Holdings Bhd.	86,480	84,338
	Taliworks Corp. Bhd.	122,766	21,664
	Telekom Malaysia Bhd.	124,912	184,929
	Tenaga Nasional Bhd.	111,700	357,344
	Thong Guan Industries Bhd.	59,400	20,485
#	TIME dotCom Bhd.	162,200	180,153
*	Top Glove Corp. Bhd.	814,800	197,445
#*	Tropicana Corp. Bhd.	247,716	72,643
#	TSH Resources Bhd.	142,000	34,911
	Uchi Technologies Bhd.	83,700	73,647
#	UEM Sunrise Bhd.	400,200	87,331
#	United Plantations Bhd.	34,000	208,418
	UOA Development Bhd.	165,320	71,611
*	Uzma Bhd.	64,300	11,892
	Velesto Energy Bhd.	1,107,073	47,730
	ViTrox Corp. Bhd.	80,900	59,505
	VS Industry Bhd.	479,700	105,759
*	Wasco Bhd.	48,500	12,113
#*	WCT Holdings Bhd.	364,227	74,657
	Wellcall Holdings Bhd.	127,300	44,165
	Westports Holdings Bhd.	104,800	100,872
	Yinson Holdings Bhd.	459,055	283,028
	YTL Corp. Bhd.	280,350	125,325
	YTL Power International Bhd.	124,787	86,921

TOTAL MALAYSIA			22,288,741

MEXICO — (0.6%)
	Alfa SAB de CV, Class A	2,058,476	1,485,514
#*	Alpek SAB de CV	91,268	59,296
	Alsea SAB de CV	151,941	366,839
	America Movil SAB de CV (2228390D US), ADR	9,236	145,375
	America Movil SAB de CV (AMXB MM), Class B	1,317,636	1,042,414
	Arca Continental SAB de CV	26,200	223,498

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Axtel SAB de CV	499,613	$29,463
Ω	Banco del Bajio SA	253,900	563,010
*	Banco Santander SA (SAN* MM)	117,268	587,057
#	Becle SAB de CV	38,894	51,277
	Bolsa Mexicana de Valores SAB de CV	83,080	135,771
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	1,117,222
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	555,507
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	34,057	281,824
*	Consorcio ARA SAB de CV	312,104	49,913
*	Controladora AXTEL SAB de CV	1,784,541	28,985
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	4,146	30,515
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	174,138	129,845
	Corp. Inmobiliaria Vesta SAB de CV	165,517	430,967
	El Puerto de Liverpool SAB de CV, Class C1	27,551	144,863
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,537	673,667
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	267	25,870
	GCC SAB de CV	53,330	437,392
	Genomma Lab Internacional SAB de CV, Class B	224,613	300,839
	Gentera SAB de CV	326,492	417,711
	Gruma SAB de CV, Class B	59,258	1,018,754
	Grupo Aeroportuario del Centro Norte SAB de CV	79,713	664,810

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	$446,699
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	568,230
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,398	376,453
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	297,865
#	Grupo Bimbo SAB de CV, Class A	119,676	370,640
	Grupo Carso SAB de CV	46,274	278,877
#	Grupo Comercial Chedraui SA de CV	98,271	622,349
#††	Grupo Elektra SAB de CV	2,796	99,031
	Grupo Financiero Banorte SAB de CV, Class O	289,046	2,017,310
*	Grupo Financiero Inbursa SAB de CV, Class O	276,748	615,195
	Grupo Herdez SAB de CV	44,611	116,825
*	Grupo Hotelero Santa Fe SAB de CV	60,872	11,864
	Grupo Industrial Saltillo SAB de CV	7,630	6,536
	Grupo Mexico SAB de CV, Class B	98,737	518,074
#	Grupo Rotoplas SAB de CV	43,386	44,298
*	Grupo Simec SAB de CV (SIMECB MM), Class B	33,392	308,729
	Grupo Televisa SAB (TLEVICPO MM)	421,281	208,435
#	Grupo Televisa SAB (TV US), Sponsored ADR	18,998	47,495
*Ω	Grupo Traxion SAB de CV	76,474	82,706
*	Hoteles City Express SAB de CV	142,020	33,359
*	Industrias CH SAB de CV, Class B	73,798	676,812

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Industrias Penoles SAB de CV	38,011	$598,750
	Kimberly-Clark de Mexico SAB de CV, Class A	289,719	417,432
	La Comer SAB de CV	195,575	355,582
	Megacable Holdings SAB de CV	258,700	571,068
*	Minera Frisco SAB de CV, Class A1	307,440	59,922
*Ω	Nemak SAB de CV	923,906	97,888
#*	Ollamani SAB	30,563	51,932
#	Orbia Advance Corp. SAB de CV	186,604	170,941
	Organizacion Cultiba SAB de CV	15,310	7,858
	Organizacion Soriana SAB de CV, Class B	50,685	71,685
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	52,138	454,271
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	48,891
	Qualitas Controladora SAB de CV	29,810	207,156
	Regional SAB de CV	81,578	518,957
#*	Sitios Latinoamerica SAB de CV	233,407	40,360
*	Vista Energy SAB de CV (VIST US), ADR	15,944	794,968
*	Vista Energy SAB de CV (VISTAA MM)	1,130	56,473
	Wal-Mart de Mexico SAB de CV	231,683	639,720

TOTAL MEXICO			23,909,834

NETHERLANDS — (2.2%)
	Aalberts NV	42,926	1,548,997
Ω	ABN AMRO Bank NV	111,665	1,845,342
	Acomo NV	5,847	110,739
*Ω	Adyen NV	1,387	2,118,863
	Aegon Ltd. (AEG US)	32,148	201,889
	Aegon Ltd. (AGN NA)	368,518	2,326,019
	Akzo Nobel NV	24,488	1,562,706
#*Ω	Alfen NV	3,054	40,955

		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	121,224	$741,479
#	AMG Critical Materials NV	8,793	150,006
	Aperam SA	13,700	372,885
	Arcadis NV	30,386	2,104,042
	ArcelorMittal SA (MT NA)	51,013	1,261,770
	ArcelorMittal SA (MT US)	9,714	239,159
	ASM International NV	7,016	3,918,486
	ASML Holding NV (ASML NA)	4,870	3,278,148
	ASML Holding NV (ASML US)	23,200	15,603,160
	ASR Nederland NV	50,989	2,416,827
#*	Avantium NV	15,649	40,758
Ω	B&S Group SARL	10,988	55,512
*Ω	Basic-Fit NV	17,243	426,959
	BE Semiconductor Industries NV	10,334	1,100,014
#	Brunel International NV	6,759	65,393
	Coca-Cola Europacific Partners PLC	33,278	2,519,627
	Corbion NV	16,497	413,629
Ω	CTP NV	23,819	398,452
	Flow Traders Ltd.	12,372	283,074
	ForFarmers NV	13,915	49,660
	Fugro NV	49,346	1,134,643
	HAL Trust	658	81,589
	Heineken NV	15,580	1,277,820
	IMCD NV	16,574	2,635,118
#	ING Groep NV (ING US), Sponsored ADR	6,500	110,175
	ING Groep NV (INGA NA)	196,229	3,330,081
*	InPost SA	81,642	1,592,680
	JDE Peet’s NV	17,740	400,507
	Kendrion NV	4,892	57,787
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	5,493,023
	Koninklijke BAM Groep NV	116,385	537,164
	Koninklijke Heijmans NV, CVA	14,198	382,079
	Koninklijke KPN NV	1,505,567	5,886,267
*	Koninklijke Philips NV (PHG US)	49,277	1,291,057
*	Koninklijke Philips NV (PHIA NA)	40,091	1,054,746
	Koninklijke Vopak NV	29,000	1,336,862
#	Nedap NV	2,056	123,169

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	87,631	$4,302,003
#*	NX Filtration NV	1,991	10,723
#	OCI NV	25,261	307,555
#*	Pharming Group NV	169,497	141,800
#	PostNL NV	96,754	116,370
	Prosus NV (PRX NA)	62,008	2,614,837
	Prosus NV (PRX SJ)	7,816	328,835
	Randstad NV	36,450	1,680,616
	SBM Offshore NV	58,977	1,079,558
*	SIF Holding NV	5,614	84,104
Ω	Signify NV	42,903	1,050,464
#	Sligro Food Group NV	7,429	92,720
	TKH Group NV, CVA	17,291	703,560
#*	TomTom NV	17,317	94,588
	Universal Music Group NV	40,730	1,025,018
	Van Lanschot Kempen NV, CVA	12,655	578,435
	Wolters Kluwer NV	27,120	4,558,427

TOTAL NETHERLANDS			90,688,930

NEW ZEALAND — (0.2%)
#*	a2 Milk Co. Ltd.	56,181	212,513
	Air New Zealand Ltd.	531,433	163,764
	Arvida Group Ltd.	187,250	190,263
	Auckland International Airport Ltd.	75,263	328,413
	Channel Infrastructure NZ Ltd.	107,849	113,869
#	Chorus Ltd. (CNU NZ)	193,395	1,011,569
	Contact Energy Ltd.	140,548	721,741
	EBOS Group Ltd.	24,220	528,083
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	588,026
	Fletcher Building Ltd. (FBU AU)	3,423	6,094
*	Fletcher Building Ltd. (FBU NZ)	284,488	505,861
	Fonterra Co-Operative Group Ltd.	23,445	69,025
	Freightways Group Ltd.	54,080	339,033
	Genesis Energy Ltd.	168,552	214,841
*	Gentrack Group Ltd.	12,157	72,677
	Hallenstein Glasson
	Holdings Ltd.	26,041	117,375
#	Heartland Group
	Holdings Ltd.	297,480	180,681
	Infratil Ltd.	52,907	397,198
#	Investore Property
	Ltd.	59,689	43,890

		Shares	Value»
NEW ZEALAND — (Continued)
*	KMD Brands Ltd.	197,467	$51,561
	Mainfreight Ltd.	6,132	262,750
#	Manawa Energy Ltd.	16,737	54,960
	Mercury NZ Ltd.	37,642	148,162
	Meridian Energy Ltd.	19,609	69,639
#	Napier Port Holdings Ltd.	14,348	19,494
#	NZME Ltd. (NZM AU)	54,459	34,967
	NZX Ltd.	124,010	100,318
*	Oceania Healthcare Ltd.	238,522	110,938
#	Port of Tauranga Ltd.	37,905	134,674
*	Rakon Ltd.	28,043	11,915
#*	Restaurant Brands New Zealand Ltd.	10,978	22,401
*	Ryman Healthcare Ltd.	57,932	171,503
	Sanford Ltd.	20,591	46,760
	Scales Corp. Ltd.	41,528	99,408
*	Serko Ltd.	3,631	7,572
	Skellerup Holdings Ltd.	53,156	155,779
	SKY Network Television Ltd.	56,838	93,020
	SKYCITY Entertainment Group Ltd.	257,109	210,492
	Spark New Zealand Ltd.	116,765	202,586
	Steel & Tube Holdings Ltd.	32,029	17,406
	Summerset Group Holdings Ltd.	94,881	700,644
#	Tourism Holdings Ltd.	43,967	50,508
#	TOWER Ltd.	93,161	74,956
#	Turners Automotive Group Ltd.	24,302	65,592
	Vector Ltd.	26,039	59,627
*	Vista Group International Ltd.	32,932	56,498
	Warehouse Group Ltd.	33,171	20,400

TOTAL NEW ZEALAND			8,859,446

NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	66,930
	ABG Sundal Collier Holding ASA	105,016	65,552
	AF Gruppen ASA	9,872	117,985
*	Akastor ASA	52,076	61,093
	Aker ASA, Class A	2,405	125,751
	Aker BioMarine ASA	1,327	6,091
	Aker BP ASA	48,275	1,032,972
	Aker Solutions ASA	55,357	262,298

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	AMSC ASA	16,689	$43,516
*	Archer Ltd.	5,099	10,963
*	ArcticZymes Technologies ASA	2,851	4,593
	Arendals Fossekompani ASA	161	2,349
	Atea ASA	16,472	211,666
	Austevoll Seafood ASA	25,811	224,018
*Ω	AutoStore Holdings Ltd.	17,990	16,635
#Ω	Avance Gas Holding Ltd.	7,242	68,201
#*	Axactor ASA	52,508	17,708
	B2 Impact ASA	75,199	65,292
	Bakkafrost P	2,118	127,727
	Belships ASA	37,273	60,179
#*	Bluenord ASA	9,217	449,380
	Bonheur ASA	7,630	192,315
	Borr Drilling Ltd.	53,561	224,421
	Borregaard ASA	23,679	420,298
	Bouvet ASA	25,196	155,266
Ω	BW LPG Ltd.	45,810	590,820
	BW Offshore Ltd.	30,988	84,207
*	Cadeler AS (CADLR NO)	13,474	90,526
*	Cadeler AS (CDLR US), ADR	817	21,969
	Carasent ASA	3,685	6,446
#*	Cavendish Hydrogen ASA	1,691	1,758
*	Cloudberry Clean Energy ASA	46,386	51,046
*Ω	Crayon Group Holding ASA	4,885	48,382
	DNB Bank ASA	53,478	1,108,223
	DNO ASA	199,738	195,747
*	Edda Wind ASA	5,381	9,625
*Ω	Elkem ASA	95,696	156,448
Ω	Elmera Group ASA	32,302	99,159
	Elopak ASA	30,381	123,569
*Ω	Entra ASA	9,405	100,403
	Equinor ASA	118,246	2,809,785
Ω	Europris ASA	64,160	395,897
	FLEX LNG Ltd. (FLNG NO)	4,924	120,987
*	FLEX LNG Ltd. (FLNG US)	4,993	122,329
	Frontline PLC	25,563	494,281
*	Gentoo Media, Inc.	8,822	20,043
#	Gjensidige Forsikring ASA	3,393	61,366
	Golden Ocean Group Ltd.	31,268	338,234

		Shares	Value»
NORWAY — (Continued)
#	Grieg Seafood ASA	17,159	$103,957
*	Hexagon Composites ASA	41,887	164,834
*	Hexagon Purus ASA	8,355	5,250
	Hoegh Autoliners ASA	41,278	434,419
Ω	Kid ASA	10,802	148,665
	Kitron ASA	41,228	117,211
Ω	Klaveness Combination Carriers ASA	6,871	53,144
*	Kongsberg Automotive ASA	238,423	30,463
	Kongsberg Gruppen ASA	2,994	312,547
	Leroy Seafood Group ASA	29,038	133,822
*	LINK Mobility Group Holding ASA	66,816	160,710
	Magnora ASA	12,127	24,977
	Medistim ASA	2,742	39,861
#	Mowi ASA	13,640	235,153
	MPC Container Ships ASA	129,317	254,877
Ω	Multiconsult ASA	4,197	73,144
*	Napatech AS	3,160	8,146
#*	NEL ASA	84,582	32,722
	Norbit ASA	6,823	58,856
*	Nordic Mining ASA	12,200	28,793
*	Nordic Semiconductor ASA	3,453	34,316
	Norsk Hydro ASA	81,216	504,136
Ω	Norske Skog ASA	19,271	39,681
#*	Northern Ocean Ltd.	20,154	13,504
#*	Norwegian Air Shuttle ASA	62,645	60,750
#*	Nykode Therapeutics ASA	13,121	5,544
	Odfjell Drilling Ltd.	45,977	211,799
	Odfjell SE, Class A	6,204	70,489
	Odfjell Technology Ltd.	10,957	49,909
*	OKEA ASA	15,569	32,446
Ω	Okeanis Eco Tankers Corp.	6,859	181,770
	Olav Thon Eiendomsselskap ASA	4,209	86,014
	Orkla ASA	13,548	125,164
	Panoro Energy ASA	35,790	86,876
	Pareto Bank ASA	13,851	81,681
	Pexip Holding ASA	16,259	63,248
*	PhotoCure ASA	1,570	7,407

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	14,124	$367,613
	Rana Gruber ASA	7,500	53,942
#	Rogaland Sparebank	1,120	12,264
#	Salmar ASA	3,768	191,620
*	Salmon Evolution ASA	66,994	41,428
*	SATS ASA	25,700	50,371
*Ω	Scatec ASA	31,099	226,593
	Schibsted ASA (SCHB NO), Class B	791	24,807
	Sea1 offshore, Inc.	23,032	57,498
	Selvaag Bolig ASA	11,511	34,406
#*Ω	Shelf Drilling Ltd.	56,609	78,388
#	Solstad Maritime Holding AS	9,867	18,837
*	Solstad Offshore ASA	21,562	67,314
	SpareBank 1 Helgeland	832	10,910
	Sparebank 1 Oestlandet	11,518	164,840
	SpareBank 1 Sor-Norge ASA	28,743	380,871
	Sparebanken More	7,775	62,779
	Stolt-Nielsen Ltd.	11,546	329,984
	Storebrand ASA	86,653	988,129
	Subsea 7 SA	32,553	500,334
	Telenor ASA	32,938	404,868
	TGS ASA	48,055	436,009
	TOMRA Systems ASA	18,947	272,397
	Var Energi ASA	53,628	169,136
	Veidekke ASA	38,542	440,310
	Wallenius Wilhelmsen ASA	29,037	288,696
	Wilh Wilhelmsen Holding ASA, Class A	5,538	206,206
	Wilh Wilhelmsen Holding ASA, Class B	281	9,998
	Yara International ASA	10,170	306,810
#*	Zaptec ASA	3,296	3,281

TOTAL NORWAY			21,361,373

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	24,647
	Cia de Minas Buenaventura SAA, ADR	1,300	16,978
	Credicorp Ltd.	1,916	352,793

		Shares	Value»
PERU — (Continued)
	Intercorp Financial Services, Inc.	1,299	$35,164

TOTAL PERU			429,582

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	26,288
	Aboitiz Equity Ventures, Inc.	240,420	144,250
	Aboitiz Power Corp.	127,900	82,442
	ACEN Corp.	1,884,821	160,638
	Alliance Global Group, Inc.	886,200	140,538
	Apex Mining Co., Inc.	1,093,000	79,773
*	Atlas Consolidated Mining & Development Corp.	10,800	891
	Ayala Corp.	26,665	315,438
	Ayala Land, Inc.	681,600	382,358
*	AyalaLand Logistics Holdings Corp.	457,000	15,611
	Bank of the Philippine Islands	246,788	606,212
	BDO Unibank, Inc.	365,079	955,478
*	Belle Corp.	1,052,000	33,282
*	Bloomberry Resorts Corp.	1,036,600	137,105
*	Cebu Air, Inc.	41,200	23,228
	Century Pacific Food, Inc.	312,700	225,827
	China Banking Corp.	339,992	342,044
*	Converge Information & Communications Technology Solutions, Inc.	790,300	218,228
	Cosco Capital, Inc.	666,000	62,296
	D&L Industries, Inc.	433,400	46,601
*	DITO CME Holdings Corp.	784,000	23,873
	DMCI Holdings, Inc.	832,400	160,078
*	DoubleDragon Corp.	260,700	46,831
	East West Banking Corp.	202,850	35,457
	Emperador, Inc.	31,800	10,208
	Filinvest Development Corp.	18,400	1,713
	Filinvest Land, Inc.	3,204,000	44,068
	First Philippine Holdings Corp.	64,910	67,731
	Ginebra San Miguel, Inc.	18,440	79,306
	Globe Telecom, Inc.	3,609	133,169
	GT Capital Holdings, Inc.	27,318	337,517

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	International Container Terminal Services, Inc.	53,530	$363,777
	JG Summit Holdings, Inc.	510,866	213,299
	Jollibee Foods Corp.	74,200	338,061
	Keepers Holdings, Inc.	341,000	12,119
	LT Group, Inc.	624,500	110,549
	Manila Electric Co.	13,600	114,592
	Manila Water Co., Inc.	276,900	124,896
	Megaworld Corp.	2,379,600	94,418
	Metropolitan Bank & Trust Co.	218,306	284,549
Ω	Monde Nissin Corp.	141,900	26,554
	Nickel Asia Corp.	1,306,480	76,751
	Petron Corp.	1,056,700	45,876
	Philcomsat Holdings Corp.	23,890	43,976
	Philex Mining Corp.	510,400	28,994
*	Philippine National Bank	152,272	71,122
	Philippine Seven Corp.	10,340	12,993
*††	Phoenix Petroleum Philippines, Inc.	107,200	5,774
	PLDT, Inc. (PHI US), Sponsored ADR	839	20,153
	PLDT, Inc. (TEL PM)	8,860	217,743
*Ω	PNB Housing Finance Ltd.	40,860	466,645
	Puregold Price Club, Inc.	292,200	163,676
	Rizal Commercial Banking Corp.	104,115	48,139
	Robinsons Land Corp.	489,438	129,262
	Robinsons Retail Holdings, Inc.	83,680	56,162
	San Miguel Corp.	104,660	159,781
	Security Bank Corp.	122,570	194,076
	Semirara Mining & Power Corp.	273,080	152,548
	Shakey’s Pizza Asia Ventures, Inc.	84,300	13,239
*	Shell Pilipinas Corp.	124,530	19,902
	SM Investments Corp.	2,270	36,603
	SM Prime Holdings, Inc.	203,700	107,143
	SSI Group, Inc.	143,000	8,110

		Shares	Value»
PHILIPPINES — (Continued)
	Synergy Grid & Development Phils, Inc.	247,500	$39,968
	Union Bank of the Philippines	179,948	117,749
	Universal Robina Corp.	177,120	297,090
	Vista Land & Lifescapes, Inc.	1,583,900	44,623
	Vistamalls, Inc.	88,000	2,807
	Wilcon Depot, Inc.	364,000	100,762

TOTAL PHILIPPINES			9,302,960

POLAND — (0.3%)
*	11 bit studios SA	69	4,469
	AB SA	2,766	62,912
*	Action SA	5,598	23,572
*	Agora SA	12,934	31,318
	Alior Bank SA	47,872	1,046,087
*Ω	Allegro.eu SA	4,527	39,835
	Amica SA	2,272	32,891
*	AmRest Holdings SE	25,574	133,483
	Arctic Paper SA	9,228	40,129
	ASBISc Enterprises PLC	14,979	68,086
	Asseco Poland SA	19,376	434,652
	Auto Partner SA	17,966	95,430
	Bank Handlowy w Warszawie SA	10,468	235,463
*	Bank Millennium SA	76,230	158,738
#*	Bank Ochrony Srodowiska SA	20,762	56,989
	Bank Polska Kasa Opieki SA	23,488	821,757
	Benefit Systems SA	810	486,616
	BNPP Bank Polska SA	2,042	44,268
	Boryszew SA	29,053	38,797
	Budimex SA	3,735	467,114
*	CCC SA	3,769	166,488
	CD Projekt SA	2,362	95,099
#	Celon Pharma SA	3,548	24,749
*	CI Games SA	23,337	9,043
#*	Cognor Holding SA	32,298	50,140
	Cyber Folks SA	2,370	70,632
#*	Cyfrowy Polsat SA	43,803	138,525
	Develia SA	61,340	86,520
*Ω	Dino Polska SA	5,237	434,962
	Dom Development SA	2,718	129,228
#	Echo Investment SA	10,592	11,655
*	Enea SA	86,830	241,677
	Eurocash SA	16,735	36,062

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Fabryki Mebli Forte SA	3,906	$20,249
	Globe Trade Centre SA	30,781	34,993
*	Grenevia SA	70,457	33,145
*	Grupa Azoty SA	10,366	53,611
	Grupa Kety SA	3,397	578,998
	Grupa Pracuj SA	2,971	38,229
*Ω	HUUUGE, Inc.	10,756	43,840
	ING Bank Slaski SA	3,500	217,123
	Inter Cars SA	1,997	235,468
#*	Jastrzebska Spolka Weglowa SA	17,979	120,780
	KGHM Polska Miedz SA	18,041	675,233
	KRUK SA	2,315	248,025
	LPP SA	125	454,915
	Lubelski Wegiel Bogdanka SA	4,699	25,157
*	mBank SA	629	88,455
*	Mercator Medical SA	1,242	16,336
	Mirbud SA	18,519	51,148
	Mo-BRUK SA	725	50,707
*	Mostostal Zabrze SA	9,282	10,309
	Neuca SA	441	88,940
	Newag SA	1,426	12,223
	Orange Polska SA	102,086	198,833
	ORLEN SA	88,938	1,161,270
	PCC Rokita SA	524	10,447
*	Pepco Group NV	11,334	48,506
*	PGE Polska Grupa Energetyczna SA	187,596	324,316
*	PKP Cargo SA	7,534	30,887
	PlayWay SA	336	23,024
*	Polimex-Mostostal SA	38,961	21,382
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	486,868
	Powszechny Zaklad Ubezpieczen SA	71,016	704,280
	Santander Bank Polska SA	838	93,972
*	Selvita SA	1,674	22,552
	Stalexport Autostrady SA	30,531	20,365
	Synektik SA	1,882	84,102
*	Tauron Polska Energia SA	416,659	385,300
*	TEN Square Games SA	1,066	21,230
	Text SA	1,506	22,322
	Torpol SA	4,879	37,494
	Unimot SA	1,479	53,720
	VRG SA	37,269	30,170

		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	2,489	$26,420
	Wawel SA	12	1,827
	Wirtualna Polska Holding SA	4,868	90,465
Ω	XTB SA	22,194	359,593
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	28,983
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	9,771

TOTAL POLAND			13,213,369

PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	159,855
	Banco Comercial Portugues SA, Class R	4,162,722	2,099,874
	Corticeira Amorim SGPS SA	8,194	74,821
	CTT-Correios de Portugal SA	28,765	133,832
	EDP Renovaveis SA	46,285	627,328
	EDP SA (EDP PL)	192,364	757,317
	Galp Energia SGPS SA	189,147	3,232,878
	Ibersol SGPS SA	8,870	70,847
	Jeronimo Martins SGPS SA	25,558	495,815
#	Mota-Engil SGPS SA	40,241	112,198
	Navigator Co. SA	73,601	283,900
	NOS SGPS SA	67,085	256,620
	REN - Redes Energeticas Nacionais SGPS SA	91,426	228,317
	Semapa-Sociedade de Investimento e Gestao	7,088	114,180
	Sonae SGPS SA	308,562	304,922

TOTAL PORTUGAL			8,952,704

QATAR — (0.3%)
*	Aamal Co.	868,127	209,039
	Al Khaleej Takaful Group QSC	72,860	45,838
	Al Meera Consumer Goods Co. QSC	29,295	119,051
	Baladna	248,028	92,314
	Barwa Real Estate Co.	489,975	383,923

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	197,552	$230,579
	Doha Bank QPSC	721,345	355,154
	Doha Insurance Co. QSC	102,131	72,173
*	Estithmar Holding QPSC	275,410	129,699
	Gulf International Services QSC	347,844	302,751
	Gulf Warehousing Co.	120,519	108,275
	Industries Qatar QSC	23,363	85,543
*	Lesha Bank LLC	339,842	128,614
	Mannai Corp. QSC	40,666	42,750
	Masraf Al Rayan QSC	728,158	473,792
	Mazaya Real Estate Development QPSC	281,270	48,099
	Medicare Group	60,265	79,049
	Mesaieed Petrochemical Holding Co.	519,016	225,432
	Ooredoo QPSC	196,303	616,090
	Qatar Aluminum Manufacturing Co.	876,363	308,674
	Qatar Electricity & Water Co. QSC	55,985	249,208
	Qatar Fuel QSC	49,111	206,678
	Qatar Gas Transport Co. Ltd.	535,717	629,488
	Qatar Industrial Manufacturing Co. QSC	72,555	50,736
	Qatar Insurance Co. SAQ	329,469	196,072
	Qatar International Islamic Bank QSC	133,173	383,390
	Qatar Islamic Bank QPSC	32,774	184,291
	Qatar Islamic Insurance Group	22,820	53,160
	Qatar National Bank QPSC	510,641	2,430,425
	Qatar National Cement Co. QSC	138,869	140,180
	Qatar Navigation QSC	276,752	869,625
	QLM Life & Medical Insurance Co. WLL	20,001	11,262
	Salam International Investment Ltd. QSC	377,474	72,288

		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	634,651	$199,141
	Vodafone Qatar QSC	704,895	360,090
*	Widam Food Co.	33,153	23,020
	Zad Holding Co.	3,845	14,511

TOTAL QATAR			10,130,404

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	23,655	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	4,406	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0

SAUDI ARABIA — (1.1%)
	Abdullah Al Othaim Markets Co.	142,899	448,836
	ACWA Power Co.	5,683	694,846
*	Advanced Petrochemical Co.	18,991	183,783
	Al Babtain Power & Telecommunication Co.	14,290	169,863
	Al Hammadi Holding	16,591	176,008
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,782	47,054

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	1,033	$18,746
*	Al Jouf Cement Co.	9,833	26,499
*	Al Khaleej Training & Education Co.	12,560	89,863
*	Al Moammar Information Systems Co.	2,731	136,706
	Al Rajhi Bank	143,679	3,357,147
*	Al Yamamah Steel Industries Co.	5,821	51,556
	Alamar Foods	4,350	89,201
	Alandalus Property Co.	9,476	64,239
	Alaseel Co.	63,346	82,499
	Aldrees Petroleum & Transport Services Co.	18,385	676,163
	Al-Etihad Cooperative Insurance Co.	12,241	68,934
	Alinma Bank	182,002	1,359,865
*	AlJazira Takaful Ta’awuni Co.	14,040	61,403
*	AlKhorayef Water & Power Technologies Co.	4,114	176,141
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	46,324
	Almarai Co. JSC	28,306	414,483
	Almunajem Foods Co.	7,001	216,719
*	Alujain Corp.	12,713	136,571
	Arab National Bank	120,306	605,048
*	Arabia Insurance Cooperative Co.	12,766	42,839
	Arabian Cement Co.	20,253	135,711
Ω	Arabian Centres Co.	34,031	186,272
	Arabian Contracting Services Co.	5,396	251,884
	Arabian Internet & Communications Services Co.	5,687	385,268
*	Arabian Pipes Co.	2,103	73,237
*	Arabian Shield Cooperative Insurance Co.	5,123	26,132
	Arriyadh Development Co.	23,530	188,164
*	ARTEX Industrial Investment Co.	16,986	71,678
	Astra Industrial Group	12,871	609,994
	Ataa Educational Co.	2,664	54,469
	Bank AlBilad	109,757	1,073,714

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Bank Al-Jazira	142,947	$624,037
	Banque Saudi Fransi	74,381	615,930
*	Basic Chemical Industries Ltd.	3,936	31,626
	Bawan Co.	13,739	162,617
	BinDawood Holding Co.	82,885	156,764
	Bupa Arabia for Cooperative Insurance Co.	12,408	664,630
*	Buruj Cooperative Insurance Co.	3,999	19,977
	Catrion Catering Holding Co.	15,453	488,481
*	Chubb Arabia Cooperative Insurance Co.	2,880	38,260
	City Cement Co.	27,332	127,522
	Co. for Cooperative Insurance	8,933	333,197
	Dallah Healthcare Co.	2,932	124,632
*	Dar Al Arkan Real Estate Development Co.	187,611	830,705
	Dr. Sulaiman Al Habib Medical Services Group Co.	11,835	901,526
	East Pipes Integrated Co. for Industry	4,748	209,691
	Eastern Province Cement Co.	17,399	160,738
	Electrical Industries Co.	221,800	470,973
*	Emaar Economic City	154,931	353,899
	Etihad Etisalat Co.	121,849	1,677,684
*	Fitaihi Holding Group	53,140	56,944
	Gulf Insurance Group	5,785	47,346
*	Gulf Union Cooperative Insurance Co.	11,598	49,146
*	Herfy Food Services Co.	8,064	52,293
	Jarir Marketing Co.	94,840	333,459
*	Jazan Development & Investment Co.	7,772	28,133
	Leejam Sports Co. JSC	6,450	325,869
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	14,458	82,213
*	Middle East Healthcare Co.	8,457	162,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Paper Co.	16,242	$172,233
*	Middle East Specialized Cables Co.	7,836	81,874
	Mobile Telecommunications Co. Saudi Arabia	179,778	505,159
	Mouwasat Medical Services Co.	15,906	397,332
	Nahdi Medical Co.	8,206	269,318
*	Najran Cement Co.	40,922	99,730
*	Nama Chemicals Co.	3,176	21,532
*	Naseej International Trading Co.	2,212	44,606
*	National Agriculture Development Co.	52,908	372,798
	National Co. for Glass Industries	7,092	102,768
	National Co. for Learning & Education	2,634	153,688
	National Gas &
	Industrialization Co.	7,898	228,211
*	National Industrialization Co., Class C	129,809	368,601
	National Medical Care Co.	3,319	168,440
	Northern Region Cement Co.	37,275	89,062
	Qassim Cement Co.	15,343	213,519
*	Rabigh Refining & Petrochemical Co.	68,556	148,699
	Retal Urban Development Co.	22,605	87,166
	Riyad Bank	151,061	1,032,538
	Riyadh Cables Group Co.	3,109	84,374
	Riyadh Cement Co.	5,504	41,272
	SABIC Agri-Nutrients Co.	36,890	1,115,748
	Sahara International Petrochemical Co.	103,655	724,809
*	Saudi Arabian Amiantit Co.	9,898	90,767
*	Saudi Arabian Mining Co.	37,616	563,143
Ω	Saudi Arabian Oil Co.	250,560	1,799,786
	Saudi Aramco Base Oil Co.	11,981	372,877
	Saudi Automotive Services Co.	12,967	278,991

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Awwal Bank	120,785	$1,087,224
	Saudi Basic Industries Corp.	47,993	928,427
	Saudi Cement Co.	23,641	252,811
*	Saudi Ceramic Co.	14,470	125,254
	Saudi Chemical Co. Holding	63,392	196,171
	Saudi Electricity Co.	73,355	319,606
	Saudi Industrial Investment Group	64,811	307,039
	Saudi Investment Bank	142,290	498,747
*	Saudi Kayan Petrochemical Co.	195,136	403,423
*	Saudi Marketing Co.	6,069	35,939
	Saudi National Bank	208,455	1,832,512
	Saudi Paper Manufacturing Co.	6,844	123,985
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,756	140,192
*	Saudi Printing & Packaging Co., Class C	11,187	40,313
*	Saudi Public Transport Co.	20,899	122,430
*	Saudi Real Estate Co.	35,822	244,706
*	Saudi Reinsurance Co.	16,594	163,795
*	Saudi Research & Media Group	7,588	601,672
	Saudi Tadawul Group Holding Co.	3,274	207,286
	Saudi Telecom Co.	92,984	1,043,582
	Saudia Dairy & Foodstuff Co.	4,505	430,107
*	Savola Group	189,360	1,296,118
*	Scientific & Medical Equipment House Co.	2,225	32,511
*	Seera Group Holding	71,283	434,886
*	Shams	204,398	51,462
*	SHL Finance Co.	5,242	22,457
*	Sinad Holding Co.	25,623	97,373
	Southern Province Cement Co.	16,673	146,871
	Sustained Infrastructure Holding Co.	14,458	116,174
	Tabuk Cement Co.	20,594	67,678
	Taiba Investments Co.	12,904	154,855

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Takween Advanced Industries Co.	10,887	$33,629
	Tanmiah Food Co.	1,611	58,135
	Theeb Rent A Car Co.	2,863	59,256
*	Umm Al-Qura Cement Co.	12,979	60,424
	United Electronics Co.	14,709	394,154
	United International Transportation Co.	16,115	369,135
*	Walaa Cooperative Insurance Co.	11,939	70,234
*	Wataniya Insurance Co.	5,647	41,399
	Yamama Cement Co.	40,795	347,290
	Yanbu Cement Co.	17,524	107,360
	Yanbu National Petrochemical Co.	45,539	481,624

TOTAL SAUDI ARABIA			44,805,785

SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	88,476	86,260
*	Avarga Ltd.	120,400	18,318
	Aztech Global Ltd.	83,500	47,191
	Banyan Tree Holdings Ltd.	83,400	21,421
	Boustead Singapore Ltd.	169,629	132,034
	BRC Asia Ltd.	18,700	33,218
	Bukit Sembawang Estates Ltd.	36,100	98,798
	Capitaland India Trust.	234,998	193,566
	CapitaLand Investment Ltd.	307,400	649,409
	Centurion Corp. Ltd.	89,000	56,727
	China Aviation Oil Singapore Corp. Ltd.	87,000	59,813
	China Sunsine Chemical Holdings Ltd.	122,400	42,267
	City Developments Ltd.	109,500	429,153
	Civmec Australia Ltd.	80,600	68,801
	ComfortDelGro Corp. Ltd.	423,500	469,716
*	COSCO Shipping International Singapore Co. Ltd.	554,200	57,631
	CSE Global Ltd.	153,415	49,727
	DBS Group Holdings Ltd.	154,414	4,477,202

		Shares	Value»
SINGAPORE — (Continued)
	Delfi Ltd.	102,000	$67,369
	DFI Retail Group Holdings Ltd.	51,100	121,262
	Dyna-Mac Holdings Ltd.	102,100	50,493
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	52,135
	First Resources Ltd.	185,500	204,279
	Food Empire Holdings Ltd.	81,000	62,455
	Fraser & Neave Ltd.	85,800	86,846
	Frasers Property Ltd.	112,900	75,592
#	Frencken Group Ltd.	123,300	107,163
*	Fu Yu Corp. Ltd.	241,400	24,144
*	Gallant Venture Ltd.	211,200	12,599
	Genting Singapore Ltd.	1,377,600	867,623
	Geo Energy Resources Ltd.	295,000	60,216
	Golden Agri-Resources Ltd.	2,347,900	515,365
	GuocoLand Ltd.	90,400	108,094
	Hafnia Ltd.	65,564	385,909
	Haw Par Corp. Ltd.	35,700	289,299
	Ho Bee Land Ltd.	67,800	99,669
	Hong Fok Corp. Ltd.	140,600	89,383
	Hong Leong Asia Ltd.	103,800	68,695
	Hong Leong Finance Ltd.	78,900	145,716
	Hongkong Land Holdings Ltd.	165,600	710,025
	Hour Glass Ltd.	68,900	81,200
	HRnetgroup Ltd.	32,200	16,522
	Hutchison Port Holdings Trust	1,697,000	265,838
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	29,900	169,164
	Indofood Agri Resources Ltd.	169,600	41,066
	ISDN Holdings Ltd.	72,898	16,424
	Jardine Cycle & Carriage Ltd.	27,533	576,459
	Keppel Infrastructure Trust	863,573	285,644
	Keppel Ltd.	179,400	863,713
	Mandarin Oriental International Ltd.	12,600	22,208
	Marco Polo Marine Ltd.	1,450,800	61,187
	Metro Holdings Ltd.	175,700	63,299
	Micro-Mechanics Holdings Ltd.	3,800	4,901

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	Midas Holdings Ltd.	408,200	$0
#	Nanofilm Technologies International Ltd.	62,800	38,483
	Netlink NBN Trust	371,800	251,410
	Olam Group Ltd.	248,945	200,810
	OUE Ltd.	86,100	67,559
	Oversea-Chinese Banking Corp. Ltd.	182,911	2,098,557
	Pacific Century Regional Developments Ltd.	64,700	15,403
	Pan-United Corp. Ltd.	70,025	27,472
	Propnex Ltd.	58,500	34,553
	Q&M Dental Group Singapore Ltd.	52,200	11,567
	QAF Ltd.	86,800	54,875
	Raffles Medical Group Ltd.	80,110	53,317
#*	Rex International Holding Ltd.	260,800	21,895
	Riverstone Holdings Ltd.	161,000	110,228
	Samudera Shipping Line Ltd.	95,100	56,662
	SATS Ltd.	149,029	442,137
	SBS Transit Ltd.	21,100	39,468
*	Seatrium Ltd.	463,056	660,045
	Sembcorp Industries Ltd.	200,696	761,410
	Sheng Siong Group Ltd.	252,400	303,426
	SIA Engineering Co. Ltd.	19,600	35,830
	Sinarmas Land Ltd.	396,100	92,183
	Singapore Airlines Ltd.	303,350	1,479,774
	Singapore Exchange Ltd.	115,100	986,290
	Singapore Land Group Ltd.	40,200	53,795
	Singapore Post Ltd.	520,400	213,639
	Singapore Technologies Engineering Ltd.	190,300	652,443
	Singapore Telecommunications Ltd.	71,900	169,629
	Stamford Land Corp. Ltd.	115,570	32,330
	StarHub Ltd.	194,500	175,419
	Straits Trading Co. Ltd.	61,737	67,048
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	15,491

		Shares	Value»
SINGAPORE — (Continued)
	Thomson Medical Group Ltd.	518,900	$18,862
	Tuan Sing Holdings Ltd.	231,931	43,568
	UMS Integration Ltd.	120,500	92,389
	United Overseas Bank Ltd.	148,316	3,605,419
	UOB-Kay Hian Holdings Ltd.	60,608	72,049
	UOL Group Ltd.	115,400	466,296
	Valuetronics Holdings Ltd.	150,680	71,112
	Venture Corp. Ltd.	42,800	429,276
	Vicom Ltd.	51,600	51,967
	Wilmar International Ltd.	232,300	560,718
	Wing Tai Holdings Ltd.	127,300	128,938
	Yangzijiang Shipbuilding Holdings Ltd.	467,900	909,034

TOTAL SINGAPORE			29,335,984

SOUTH AFRICA — (1.0%)
	Absa Group Ltd.	87,241	836,086
	Adcock Ingram Holdings Ltd.	23,281	91,329
	Advtech Ltd.	210,953	374,651
	AECI Ltd.	42,036	230,184
	African Rainbow Minerals Ltd.	45,151	454,607
	Afrimat Ltd.	39,327	148,511
	Alexander Forbes Group Holdings Ltd.	103,166	42,278
	Altron Ltd., Class A	58,468	61,407
	Anglo American Platinum Ltd.	5,667	222,755
#	Anglogold Ashanti PLC (AU US)	6,384	177,475
	Aspen Pharmacare Holdings Ltd.	84,675	860,217
*	Astral Foods Ltd.	9,225	90,513
#	AVI Ltd.	126,748	794,798
	Barloworld Ltd.	62,618	294,919
	Bid Corp. Ltd.	27,666	652,286
	Bidvest Group Ltd.	96,534	1,562,126
*	Blue Label Telecoms Ltd.	246,190	77,403
	Capitec Bank Holdings Ltd.	4,226	763,430
	Cashbuild Ltd.	3,560	35,369

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	20,130	$14,148
	City Lodge Hotels Ltd.	132,868	36,015
	Clicks Group Ltd.	58,060	1,242,408
	Coronation Fund Managers Ltd.	72,063	163,967
	Curro Holdings Ltd.	37,330	26,976
	DataTec Ltd.	97,008	221,875
Ω	Dis-Chem Pharmacies Ltd.	176,646	362,997
	Discovery Ltd.	70,627	724,241
	DRDGOLD Ltd. (DRD SJ)	58,676	71,637
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	3,246	39,244
	Exxaro Resources Ltd.	71,730	676,420
	Famous Brands Ltd.	27,176	96,832
	FirstRand Ltd.	565,584	2,485,003
	Foschini Group Ltd.	126,864	1,108,165
#	Gold Fields Ltd. (GFI US), Sponsored ADR	63,034	1,038,800
	Grindrod Ltd.	248,058	198,423
	Harmony Gold Mining Co. Ltd. (HAR SJ)	130,915	1,420,346
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	21,466	232,691
	Hudaco Industries Ltd.	11,881	135,748
*	Impala Platinum Holdings Ltd.	120,913	798,089
	Investec Ltd.	13,290	103,799
	Italtile Ltd.	141,325	105,032
	JSE Ltd.	11,530	81,971
*	KAP Ltd.	842,526	157,366
	Kumba Iron Ore Ltd.	9,628	182,332
	Lewis Group Ltd.	18,504	74,852
	Life Healthcare Group Holdings Ltd.	417,164	378,315
	Merafe Resources Ltd.	516,286	42,218
*	Metair Investments Ltd.	63,223	38,459
	Momentum Group Ltd.	506,583	826,339
	Motus Holdings Ltd.	71,205	476,826
	Mpact Ltd.	38,245	63,697
	Mr. Price Group Ltd.	44,095	643,206
	MTN Group Ltd.	258,312	1,282,918

		Shares	Value»
SOUTH AFRICA — (Continued)
*	MultiChoice Group	60,333	$380,608
*	Nampak Ltd.	522	13,510
	Naspers Ltd., Class N	4,373	1,033,547
	Nedbank Group Ltd.	70,872	1,201,241
	NEPI Rockcastle NV	82,951	648,898
	Netcare Ltd.	363,189	305,496
	Ninety One Ltd.	88,929	189,927
	Northam Platinum Holdings Ltd.	103,329	764,477
	Oceana Group Ltd.	34,784	134,354
	Old Mutual Ltd. (OMU LN)	826,005	569,574
	Old Mutual Ltd. (OMU SJ)	711,909	491,430
	Omnia Holdings Ltd.	55,423	211,485
	OUTsurance Group Ltd.	154,509	528,909
Ω	Pepkor Holdings Ltd.	592,329	768,886
*	Pick n Pay Stores Ltd.	120,844	174,354
	PPC Ltd.	481,437	107,405
	PSG Financial Services Ltd.	277,462	294,450
	Raubex Group Ltd.	72,608	197,426
	Reunert Ltd.	47,194	215,629
	RFG Holdings Ltd.	59,205	56,869
	Sanlam Ltd.	65,955	328,633
	Santam Ltd.	12,051	254,280
	Sappi Ltd.	212,960	572,950
	Sasol Ltd. (SOL SJ)	74,795	420,387
#	Sasol Ltd. (SSL US), Sponsored ADR	20,702	118,208
	Shoprite Holdings Ltd.	42,670	736,928
#	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	46,497
*	Sibanye Stillwater Ltd. (SSW SJ)	959,600	1,118,748
	Southern Sun Ltd.	108,711	51,605
*	SPAR Group Ltd.	40,924	295,434
	Spur Corp. Ltd.	22,560	44,449
	Stadio Holdings Ltd.	56,617	20,678
	Standard Bank Group Ltd.	107,554	1,480,752
	Sun International Ltd.	67,942	175,184
	Super Group Ltd.	123,612	157,485
*	Telkom SA SOC Ltd.	106,423	164,163
	Thungela Resources Ltd. (TGA LN)	7,559	53,898
	Thungela Resources Ltd. (TGA SJ)	48,609	350,589
	Tiger Brands Ltd.	31,348	422,082
#*	Transaction Capital Ltd.	254,340	41,759

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Trencor Ltd.	86,382	$36,781
	Truworths International Ltd.	136,582	869,702
	Tsogo Sun Ltd.	161,801	113,533
	Vodacom Group Ltd.	57,732	361,442
*	We Buy Cars Pty. Ltd.	23,946	49,102
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	254,778
	Woolworths Holdings Ltd.	207,423	769,068
	Zeda Ltd.	84,625	69,594

TOTAL SOUTH AFRICA			40,988,883

SOUTH KOREA — (3.2%)
*	3S Korea Co. Ltd.	8,971	13,634
	ABOV Semiconductor Co. Ltd.	2,876	19,923
*	Abpro Bio Co. Ltd.	46,541	18,108
*	ADTechnology Co. Ltd.	1,392	17,788
	Advanced Nano Products Co. Ltd.	425	26,502
	Advanced Process Systems Corp.	4,460	56,995
	Aekyung Chemical Co. Ltd.	5,635	42,438
	Aekyung Industrial Co. Ltd.	4,138	47,549
*	Agabang&Company	8,356	27,093
	Ahnlab, Inc.	1,142	49,017
*	Air Busan Co. Ltd.	27,505	47,379
	Ajin Industrial Co. Ltd.	8,820	17,223
*	Alteogen, Inc.	1,363	368,888
*	ALUKO Co. Ltd.	22,513	37,478
*	Amicogen, Inc.	2,692	9,161
	Amorepacific Corp.	1,384	116,818
	AMOREPACIFIC Group	7,868	126,791
*	Anam Electronics Co. Ltd.	20,095	18,419
*	Ananti, Inc.	20,665	76,265
*	Anapass, Inc.	1,167	15,766
*	Anterogen Co. Ltd.	1,096	12,025
*	Aprogen Biologics	58,305	34,058
	Asia Cement Co. Ltd.	6,180	47,922
	ASIA Holdings Co. Ltd.	309	56,620
	Asia Pacific Satellite, Inc.	2,881	24,050
	Asia Paper Manufacturing Co. Ltd.	12,545	73,508

		Shares	Value»
SOUTH KOREA — (Continued)
	Atec Co. Ltd.	1,583	$19,185
	Atinum Investment Co. Ltd.	14,759	27,264
	Avaco Co. Ltd.	1,894	21,326
	Baiksan Co. Ltd.	3,840	36,379
	BGF Co. Ltd.	10,500	27,331
	BGF retail Co. Ltd.	2,404	201,143
	BGFecomaterials Co. Ltd.	10,869	26,542
	BH Co. Ltd.	8,816	105,372
*	BHI Co. Ltd.	5,667	46,153
	Binggrae Co. Ltd.	2,019	91,910
	Bio Plus Co. Ltd.	8,987	34,422
*	Bioneer Corp.	1,247	21,430
	BioNote, Inc.	6,813	23,167
*	BNC Korea Co. Ltd.	5,296	18,339
	BNK Financial Group, Inc.	58,290	397,482
	Boditech Med, Inc.	4,479	50,665
	Boryung	10,490	84,179
*	Bosung Power Technology Co. Ltd.	7,124	15,439
	Brand X Co. Ltd.	5,891	35,345
*	Bukwang Pharmaceutical Co. Ltd.	6,106	21,434
	BYC Co. Ltd.	490	11,511
	Byucksan Corp.	18,048	25,969
*	C&C International Corp.	1,247	60,005
	C&G Hi Tech Co. Ltd.	1,149	10,368
*	Cafe24 Corp.	4,837	83,573
	Cape Industries Ltd.	3,880	13,474
	Caregen Co. Ltd.	4,894	59,782
*	Celltrion Pharm, Inc.	1,444	64,579
	Celltrion, Inc.	1,756	230,851
	Cheil Worldwide, Inc.	17,899	238,711
	Chemtronics Co. Ltd.	4,706	65,874
*	Chemtros Co. Ltd.	2,557	8,591
	Cheryong Electric Co. Ltd.	3,612	136,412
*	Chips&Media, Inc.	2,169	21,586
*	Choil Aluminum Co. Ltd.	12,350	14,691
	Chong Kun Dang Pharmaceutical Corp.	2,819	208,904
	Chongkundang Holdings Corp.	933	37,589
*††	Chorokbaem Media Co. Ltd.	4,292	3,151
*	CJ CGV Co. Ltd.	30,055	122,177
	CJ CheilJedang Corp.	3,181	629,383

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	4,594	$340,581
*	CJ ENM Co. Ltd.	3,772	171,415
	CJ Freshway Corp.	1,953	24,992
	CJ Logistics Corp.	3,275	207,638
*	CKD Bio Corp.	644	11,877
	Classys, Inc.	4,375	159,638
	CLIO Cosmetics Co. Ltd.	2,078	33,105
*	CMG Pharmaceutical Co. Ltd.	12,199	18,402
*	CoAsia Corp.	2,042	6,725
*	Com2uS Holdings Corp.	1,562	26,350
	Com2uSCorp.	2,574	80,630
*	ContentreeJoongAng Corp.	2,265	14,899
	Coocon Corp.	1,967	18,997
	Cosmax, Inc.	3,027	329,564
*	Cosmecca Korea Co. Ltd.	2,026	115,529
*	CosmoAM&T Co. Ltd.	1,110	82,356
*	Cosmochemical Co. Ltd.	2,451	37,671
	Coway Co. Ltd.	14,873	679,504
	Cowintech Co. Ltd.	2,519	25,142
	CR Holdings Co. Ltd.	9,178	37,813
*	Creative & Innovative System	15,602	98,371
	Creverse, Inc.	1,783	20,519
*	CrystalGenomics Invites Co. Ltd.	5,410	9,756
	CS Wind Corp.	3,104	130,668
*	CTC BIO, Inc.	2,718	15,330
*	Cube Entertainment, Inc.	3,035	28,453
	Cuckoo Holdings Co. Ltd.	2,711	47,732
	Cuckoo Homesys Co. Ltd.	2,145	34,452
	Cymechs, Inc.	586	4,618
*	DA Technology Co. Ltd.	42,635	6,272
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	20,413
	Dae Won Kang Up Co. Ltd.	14,591	41,619
*	Daea TI Co. Ltd.	7,559	14,548
	Daechang Forging Co. Ltd.	4,955	18,170
	Daedong Corp.	5,933	35,518
	Daeduck Co. Ltd.	8,124	36,501
	Daeduck Electronics Co. Ltd.	10,417	128,026

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	427	$41,064
	Daehan New Pharm Co. Ltd.	3,512	19,750
	Daehan Steel Co. Ltd.	4,935	47,631
*	Dae-Il Corp.	7,233	19,088
*	Daejoo Electronic Materials Co. Ltd.	372	28,840
	Daesang Corp.	7,766	115,617
	Daesang Holdings Co. Ltd.	5,349	33,912
*	Daewon Cable Co. Ltd.	18,604	36,800
	Daewon Pharmaceutical Co. Ltd.	4,982	51,614
	Daewon San Up Co. Ltd.	1,753	7,544
*	Daewoo Engineering & Construction Co. Ltd.	64,662	164,879
	Daewoong Co. Ltd.	7,404	138,779
	Daewoong Pharmaceutical Co. Ltd.	1,453	166,704
	Daihan Pharmaceutical Co. Ltd.	2,113	38,435
	Daishin Securities Co. Ltd.	13,391	166,486
*	Danal Co. Ltd.	19,693	44,784
	Daol Investment & Securities Co. Ltd.	15,202	30,765
	Daou Data Corp.	5,550	43,863
	Daou Technology, Inc.	8,443	111,774
*	Dasan Networks, Inc.	12,735	31,431
*	Dawonsys Co. Ltd.	5,008	40,147
	DB Financial Investment Co. Ltd.	14,665	57,315
	DB HiTek Co. Ltd.	12,273	341,578
	DB Insurance Co. Ltd.	18,054	1,423,000
*	DB, Inc.	39,902	46,232
*	Dear U Co. Ltd.	2,552	60,584
	Dentium Co. Ltd.	2,353	133,587
	Deutsch Motors, Inc.	7,502	25,193
	DGB Financial Group, Inc.	55,226	325,863
	DI Dong Il Corp.	3,551	99,088
	Digital Daesung Co. Ltd.	6,676	35,686
*	DIO Corp.	2,583	31,149

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DK Tech Co. Ltd.	6,392	$37,876
	DL E&C Co. Ltd.	10,560	236,170
	DL Holdings Co. Ltd.	4,437	131,325
*††	DMOA Co. Ltd.	728	2,076
	DMS Co. Ltd.	5,594	22,222
	DN Automotive Corp.	6,520	90,647
	Dohwa Engineering Co. Ltd.	3,950	19,038
	Dong-A Socio Holdings Co. Ltd.	1,164	104,557
	Dong-A ST Co. Ltd.	952	52,675
	Dongbang Transport Logistics Co. Ltd.	18,539	30,762
	Dongjin Semichem Co. Ltd.	13,873	267,426
	Dongkoo Bio & Pharma Co. Ltd.	5,343	20,735
	DongKook Pharmaceutical Co. Ltd.	6,141	79,686
	Dongkuk Holdings Co. Ltd.	8,416	47,913
	Dongkuk Industries Co. Ltd.	8,871	43,064
	Dongkuk Steel Mill Co. Ltd.	11,447	72,138
*	Dongkuk Structures & Construction Co. Ltd.	8,234	14,943
	Dongsuh Cos., Inc.	5,920	113,865
	Dongsung Chemical Co. Ltd.	10,932	34,035
	Dongsung Finetec Co. Ltd.	4,233	33,616
*	Dongwha Enterprise Co. Ltd.	5,938	46,797
	Dongwha Pharm Co. Ltd.	7,024	38,165
	Dongwon Development Co. Ltd.	20,451	37,464
	Dongwon F&B Co. Ltd.	2,490	57,106
	Dongwon Systems Corp.	2,492	91,011
	Dongwoon Anatech Co. Ltd.	6,037	94,517
	Dongyang E&P, Inc.	2,542	34,543
	Doosan Bobcat, Inc.	22,034	593,270
	Doosan Co. Ltd.	3,050	436,421
*	Doosan Enerbility Co. Ltd.	29,796	428,107
*	Doosan Fuel Cell Co. Ltd.	3,564	44,661

		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Tesna, Inc.	4,201	$89,898
	DoubleUGames Co. Ltd.	4,387	168,677
	Douzone Bizon Co. Ltd.	5,864	250,026
*	Dream Security Co. Ltd.	7,102	17,522
	Dreamtech Co. Ltd.	5,485	33,367
*	DSK Co. Ltd.	1,748	6,235
*	Duk San Neolux Co. Ltd.	2,940	57,981
*	Duksan Techopia Co. Ltd.	866	23,429
	Duksung Co. Ltd.	3,908	18,710
	DY Corp.	6,599	22,051
	DY POWER Corp.	2,787	24,715
	E1 Corp.	816	43,932
	Easy Bio, Inc.	3,339	8,440
	Easy Holdings Co. Ltd.	13,163	24,696
*	Echo Marketing, Inc.	5,179	39,392
	Ecoplastic Corp.	11,411	23,188
*	Ecopro BM Co. Ltd.	1,140	139,120
*	Ecopro Co. Ltd.	1,506	85,373
	Ecopro HN Co. Ltd.	3,927	131,864
	Elentec Co. Ltd.	4,988	19,535
	E-MART, Inc.	4,790	225,440
*	EMKOREA Co. Ltd.	2,739	4,145
*	EMRO, Inc.	1,072	40,297
*	Enchem Co. Ltd.	429	53,527
	ENF Technology Co. Ltd.	3,528	40,834
*	Enzychem Lifesciences Corp.	33,378	34,194
	Eo Technics Co. Ltd.	325	39,413
*††	E-TRON Co. Ltd.	77,989	2,119
*	Eubiologics Co. Ltd.	5,641	62,727
	Eugene Corp.	21,899	54,074
	Eugene Investment & Securities Co. Ltd.	37,902	107,985
	Eugene Technology Co. Ltd.	1,768	47,214
*	EV Advanced Material Co. Ltd.	13,442	20,171
*	E-World	14,366	17,849
*	Exem Co. Ltd.	11,150	13,841
	Exicon Co. Ltd.	1,331	11,738
	F&F Co. Ltd.	4,182	188,361
	FarmStory Co. Ltd.	18,064	17,017
	Fila Holdings Corp.	8,600	248,211
*	Fine M-Tec Co. Ltd.	6,951	29,337
	Fine Semitech Corp.	1,728	23,019
*	Foosung Co. Ltd.	7,102	31,998
	Fursys, Inc.	122	3,696
	Gabia, Inc.	2,918	28,450

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GAEASOFT	3,889	$26,256
*	GAMSUNG Corp. Co. Ltd.	23,154	60,770
*	Gaon Cable Co. Ltd.	1,845	50,055
	GC Cell Corp.	2,484	62,375
*	GeneOne Life Science, Inc.	13,833	24,994
*	Genexine, Inc.	9,960	52,453
	Geumhwa PSC Co. Ltd.	1,120	22,278
	Global Standard Technology Co. Ltd.	4,658	51,017
*	Global Tax Free Co. Ltd.	6,739	19,463
*	GnBS eco Co. Ltd.	6,666	15,681
	GOLFZON Co. Ltd.	1,513	70,677
	Golfzon Newdin Holdings Co. Ltd.	8,068	22,075
	Gradiant Corp.	3,293	28,628
	Grand Korea Leisure Co. Ltd.	9,886	81,674
	Green Cross Corp.	476	55,794
	Green Cross Holdings Corp.	6,220	73,668
	Green Cross Wellbeing Corp.	2,681	21,388
*	GS Engineering & Construction Corp.	17,761	228,034
	GS Global Corp.	25,862	58,188
	GS Holdings Corp. (078930 KS)	16,604	494,568
	GS Retail Co. Ltd.	14,758	231,071
	Gwangju Shinsegae Co. Ltd.	1,845	39,702
	HAESUNG DS Co. Ltd.	4,750	90,837
	Haesung Industrial Co. Ltd.	5,401	26,116
	Han Kuk Carbon Co. Ltd.	4,216	33,040
	Hana Financial Group, Inc.	61,428	2,650,280
	Hana Materials, Inc.	1,578	33,635
	Hana Micron, Inc.	18,720	150,980
*	Hana Technology Co. Ltd.	1,185	24,108
	Hana Tour Service, Inc.	3,782	134,183
*	Hanall Biopharma Co. Ltd.	2,003	63,498
	Hancom, Inc.	3,657	49,835
	Handok, Inc.	3,747	37,534
	Handsome Co. Ltd.	4,351	48,940

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Cement Co. Ltd.	6,973	$71,358
	Hanil Feed Co. Ltd.	5,105	15,139
	Hanil Holdings Co. Ltd.	2,428	24,526
	Hanjin Kal Corp.	2,220	135,498
	Hanjin Transportation Co. Ltd.	3,824	52,940
	Hankook Cosmetics Manufacturing Co. Ltd.	653	34,689
	Hankook Shell Oil Co. Ltd.	239	56,028
	Hankook Tire & Technology Co. Ltd.	25,775	656,452
	Hanmi Pharm Co. Ltd.	1,449	334,367
	Hanmi Science Co. Ltd.	1,302	44,764
	Hanmi Semiconductor Co. Ltd.	2,598	169,020
	HanmiGlobal Co. Ltd.	2,624	27,579
	Hannong Chemicals, Inc.	1,763	21,989
	Hanon Systems	49,707	141,933
	Hansae Co. Ltd.	5,784	64,190
	Hanshin Machinery Co.	5,629	13,543
	Hansol Chemical Co. Ltd.	2,668	241,885
*	Hansol IONES Co. Ltd.	3,514	17,055
	Hansol Paper Co. Ltd.	6,734	45,634
	Hansol Technics Co. Ltd.	10,714	33,671
	Hanwha Aerospace Co. Ltd.	4,279	1,132,195
	Hanwha Corp.	9,985	201,903
*	Hanwha Engine	6,198	63,599
*	Hanwha Galleria Corp.	40,145	37,135
	Hanwha General Insurance Co. Ltd.	23,935	82,720
*	Hanwha Industrial Solutions Co. Ltd.	4,740	145,291
*	Hanwha Investment & Securities Co. Ltd.	57,776	147,826
	Hanwha Life Insurance Co. Ltd.	74,932	159,872
	Hanwha Solutions Corp.	28,263	434,017

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Systems Co. Ltd.	6,537	$85,876
*	Hanyang Digitech Co. Ltd.	1,978	16,920
	Hanyang Eng Co. Ltd.	4,895	60,079
	Hanyang Securities Co. Ltd.	4,400	39,270
	Harim Co. Ltd.	15,284	31,731
	Harim Holdings Co. Ltd.	16,285	63,425
	HB SOLUTION Co. Ltd.	5,300	14,162
	HB Technology Co. Ltd.	17,310	28,116
	HD Hyundai Co. Ltd.	13,538	781,125
	HD Hyundai Construction Equipment Co. Ltd.	3,719	138,055
	HD Hyundai Electric Co. Ltd.	3,703	866,700
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	24,383
*	HD Hyundai Heavy Industries Co. Ltd.	408	53,723
	HD Hyundai Infracore Co. Ltd.	49,004	234,537
*	HD HYUNDAI MIPO	2,119	167,609
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,446	191,322
	HDC Holdings Co. Ltd.	10,850	88,226
	HDC Hyundai Development Co-Engineering & Construction, Class E	11,892	170,466
*	HD-Hyundai Marine Engine	1,500	20,663
	Hecto Financial Co. Ltd.	2,556	30,281
	Hecto Innovation Co. Ltd.	2,233	20,015
*	Helixmith Co. Ltd.	9,323	24,599
*	Heung-A Shipping Co. Ltd.	14,992	20,762
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	21,242
	HFR, Inc.	2,731	19,043

		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co. Ltd.	1,829	$19,859
	Hite Jinro Co. Ltd.	11,419	175,086
	HK inno N Corp.	2,257	80,712
	HL Holdings Corp.	2,493	62,985
	HL Mando Co. Ltd.	11,125	290,610
*	HLB Biostep Co. Ltd.	7,319	11,186
*	HLB Life Science Co. Ltd.	162	1,032
*	HLB Therapeutics Co. Ltd.	4,839	32,243
*	HLB, Inc.	3,006	142,616
	HMM Co. Ltd.	29,578	365,420
*	Home Center Holdings Co. Ltd.	32,105	18,837
*	Homecast Co. Ltd.	4,246	8,210
	Hotel Shilla Co. Ltd.	4,562	146,503
	HS Hyosung Advanced Materials Corp.	1,038	199,062
#*	HS Hyosung Corp.	549	15,853
	HS Industries Co. Ltd.	16,147	49,736
*	Hugel, Inc.	932	183,325
*	Humasis Co. Ltd.	17,651	24,869
*	Humedix Co. Ltd.	2,688	59,138
	Huons Co. Ltd.	2,307	45,673
	Huons Global Co. Ltd.	1,169	29,049
	Husteel Co. Ltd.	10,980	31,706
	Huvitz Co. Ltd.	2,773	18,036
	Hwa Shin Co. Ltd.	5,887	37,192
	Hwaseung Enterprise Co. Ltd.	4,866	32,297
	HYBE Co. Ltd.	1,789	239,641
	Hy-Lok Corp.	2,141	36,481
	Hyosung Corp.	2,470	88,828
	Hyosung Heavy Industries Corp.	1,109	318,947
	Hyosung TNC Corp.	1,009	224,546
	Hyundai Autoever Corp.	1,505	145,594
	Hyundai Bioland Co. Ltd.	5,552	20,580
*	Hyundai BNG Steel Co. Ltd.	4,399	42,128
	HYUNDAI Corp.	3,245	45,137
	Hyundai Department Store Co. Ltd.	5,256	178,688
	Hyundai Elevator Co. Ltd.	3,641	124,463
	Hyundai Engineering & Construction Co. Ltd.	18,285	368,263

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Ezwel Co. Ltd.	7,079	$28,614
	Hyundai Futurenet Co. Ltd.	15,058	42,653
	Hyundai GF Holdings	10,380	33,515
	Hyundai Glovis Co. Ltd.	13,779	1,212,307
	Hyundai Green Food	5,169	43,597
	Hyundai Home Shopping Network Corp.	2,773	95,546
*	Hyundai Livart Furniture Co. Ltd.	5,250	30,204
	Hyundai Marine & Fire Insurance Co. Ltd.	22,797	500,206
	Hyundai Mobis Co. Ltd.	6,988	1,255,972
	Hyundai Motor Co.	24,659	3,798,235
	Hyundai Motor Securities Co. Ltd.	8,272	52,475
	Hyundai Movex Co. Ltd.	9,643	21,410
	Hyundai Rotem Co. Ltd.	19,617	880,330
	Hyundai Steel Co.	20,601	376,576
	Hyundai Wia Corp.	6,080	182,617
	HyVision System, Inc.	3,825	47,524
	i3system, Inc.	1,777	49,050
*	ICD Co. Ltd.	3,937	13,280
	iFamilySC Co. Ltd.	3,321	44,993
*	Il Dong Pharmaceutical Co. Ltd.	1,020	9,988
	Iljin Diamond Co. Ltd.	1,872	16,423
	Iljin Electric Co. Ltd.	4,071	72,650
	Iljin Holdings Co. Ltd.	11,581	33,367
*	Iljin Hysolus Co. Ltd.	1,089	16,434
	Iljin Power Co. Ltd.	3,680	26,173
	Ilshin Spinning Co. Ltd.	7,661	44,455
	ILSUNG IS	168	1,920
	Ilyang Pharmaceutical Co. Ltd.	3,819	34,858
	iMarketKorea, Inc.	6,839	41,601
	InBody Co. Ltd.	3,729	65,721
	Industrial Bank of Korea	56,846	579,013
	Innocean Worldwide, Inc.	7,233	103,540
	InnoWireless Co. Ltd.	1,320	16,499
	Innox Advanced Materials Co. Ltd.	5,748	101,615
*	Insun ENT Co. Ltd.	6,057	24,407

		Shares	Value»
SOUTH KOREA — (Continued)
	Intellian Technologies, Inc.	631	$23,501
	Intelligent Digital Integrated Security Co. Ltd.	1,720	18,186
*	Interflex Co. Ltd.	4,142	30,284
††	Interojo Co. Ltd.	2,267	30,678
	INTOPS Co. Ltd.	5,178	75,055
	IS Dongseo Co. Ltd.	5,001	72,781
	ISC Co. Ltd.	1,515	70,207
	i-SENS, Inc.	2,545	35,339
*	ISU Chemical Co. Ltd.	4,469	24,779
*	ISU Specialty Chemical	2,450	71,335
	IsuPetasys Co. Ltd.	10,925	278,320
*	ITEK, Inc.	2,956	11,847
*	ITM Semiconductor Co. Ltd.	913	12,179
*	Jahwa Electronics Co. Ltd.	4,209	48,662
	JB Financial Group Co. Ltd.	42,858	556,005
	Jeil Pharmaceutical Co. Ltd.	506	5,136
*	Jeju Air Co. Ltd.	13,412	92,376
	Jeju Bank	2,258	13,749
*	Jeju Semiconductor Corp.	5,017	42,985
*	Jin Air Co. Ltd.	7,338	59,502
	Jinsung T.E.C.	4,387	27,149
*	JNTC Co. Ltd.	5,350	80,005
	Jusung Engineering Co. Ltd.	2,184	48,020
	JVM Co. Ltd.	1,746	25,995
	JW Holdings Corp.	15,506	33,627
	JW Life Science Corp.	3,481	27,496
	JW Pharmaceutical Corp.	4,746	92,324
	JYP Entertainment Corp.	8,171	287,404
	K Car Co. Ltd.	5,825	54,698
	K Ensol Co. Ltd.	2,425	27,296
	Kakao Corp.	10,899	290,084
*	Kakao Games Corp.	5,376	68,726
	KakaoBank Corp.	5,311	82,800
*	Kakaopay Corp.	3,272	57,700
*	Kangdong C&L Co. Ltd.	8,285	8,724
	Kangnam Jevisco Co. Ltd.	192	3,470
*	Kangwon Energy Co. Ltd.	1,099	9,864

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kangwon Land, Inc.	19,731	$254,505
	KB Financial Group, Inc. (105560 KS)	41,224	2,682,396
	KC Co. Ltd.	3,354	45,674
	KC Tech Co. Ltd.	2,444	62,895
	KCC Corp.	1,174	222,500
	KCC Glass Corp.	3,384	95,996
	KCTC	9,076	29,598
	KEC Corp.	42,024	27,280
	KEPCO Engineering & Construction Co., Inc.	1,021	50,441
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	279,289
	KG Chemical Corp.	11,263	32,250
	KG Dongbusteel	16,656	82,112
	KG Eco Solution Co. Ltd.	11,376	42,685
*††	KG Mobility Co.	17,271	56,135
	Kginicis Co. Ltd.	6,812	44,993
	KGMobilians Co. Ltd.	4,597	14,871
	KH Vatec Co. Ltd.	6,186	41,255
	Kia Corp.	43,942	2,905,837
*	Kib Plug Energy	105,049	30,808
	KINX, Inc.	903	45,455
	KISCO Corp.	2,567	16,543
	KISCO Holdings Co. Ltd.	3,626	56,165
	KISWIRE Ltd.	3,251	45,148
	KIWOOM Securities Co. Ltd.	4,596	445,101
*	KMW Co. Ltd.	3,215	18,414
*	KNJ Co. Ltd.	2,770	31,614
	Koentec Co. Ltd.	7,585	40,558
	Koh Young Technology, Inc.	5,169	40,623
	Kolmar BNH Co. Ltd.	3,110	31,787
	Kolmar Holdings Co. Ltd.	6,530	33,230
	Kolmar Korea Co. Ltd.	5,072	257,896
	Kolon Corp.	2,068	21,588
	Kolon Enp, Inc.	4,673	19,113
	Kolon Industries, Inc ..	6,654	155,981
*	Kolon Life Science, Inc.	1,140	15,517
	KoMiCo Ltd.	2,082	75,220
	KONA I Co. Ltd.	2,045	22,225
	Korea Aerospace Industries Ltd.	13,495	569,159
	Korea Alcohol Industrial Co. Ltd.	4,299	28,114

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Asset In Trust Co. Ltd.	27,831	$58,804
	Korea Cast Iron Pipe Industries Co. Ltd.	3,197	14,763
*	Korea Circuit Co. Ltd.	5,045	36,465
*	Korea District Heating Corp.	321	10,613
*	Korea Electric Power Corp. (015760 KS)	18,544	310,030
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	10,020
	Korea Electric Terminal Co. Ltd.	2,047	112,905
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	38,448
	Korea Fuel-Tech Corp.	5,317	19,310
*	Korea Gas Corp.	4,136	116,974
*	Korea Information & Communications Co. Ltd.	5,701	33,321
	Korea Information Certificate Authority, Inc.	8,779	25,649
	Korea Investment Holdings Co. Ltd.	13,117	727,979
*	Korea Line Corp.	66,690	87,236
	Korea Movenex Co. Ltd.	8,143	21,083
	Korea Petrochemical Ind Co. Ltd.	1,452	112,883
	Korea Petroleum Industries Co.	2,315	26,762
	Korea Ratings Corp.	531	32,785
	Korea Real Estate Investment & Trust Co. Ltd.	84,256	63,558
	Korea United Pharm, Inc.	2,941	44,155
	Korean Air Lines Co. Ltd.	61,119	1,055,027
	Korean Reinsurance Co.	43,728	298,193
	Koryo Credit Information Co. Ltd.	1,407	9,904
*	KOSES Co. Ltd.	2,548	15,953
	KPX Chemical Co. Ltd.	807	27,506
*	Krafton, Inc.	3,666	876,431

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE Ltd.	6,720	$46,819
	KT Corp. (030200 KS)	2,588	82,519
#*	KT Corp. (KT US), Sponsored ADR	2,500	39,325
	KT Skylife Co. Ltd.	11,182	40,650
	KT&G Corp.	9,893	785,842
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	927
*	Kum Yang Co. Ltd.	1,290	38,411
*	Kumho HT, Inc.	44,811	20,902
	Kumho Petrochemical Co. Ltd.	5,349	550,812
*	Kumho Tire Co., Inc.	35,531	113,897
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	44,567
	Kyeryong Construction Industrial Co. Ltd.	3,546	34,007
	Kyobo Securities Co. Ltd.	10,077	38,967
††	Kyongbo Pharmaceutical Co. Ltd.	2,038	8,241
	Kyung Dong Navien Co. Ltd.	2,274	142,384
	Kyungdong Pharm Co. Ltd.	4,514	20,654
	Kyung-In Synthetic Corp.	9,161	19,846
	L&C Bio Co. Ltd.	1,510	19,431
*	L&F Co. Ltd.	800	67,766
*	LabGenomics Co. Ltd.	16,122	40,216
*	Lake Materials Co. Ltd.	14,181	150,700
*	LB Semicon, Inc.	13,039	41,551
	Lee Ku Industrial Co. Ltd.	4,760	15,226
	LEENO Industrial, Inc.	2,474	322,351
	LF Corp.	5,783	62,591
	LG Chem Ltd.	3,651	820,906
	LG Corp.	12,572	687,005
*	LG Display Co. Ltd. (034220 KS)	106,092	810,346
	LG Electronics, Inc.	40,535	2,610,380
#*	LG Energy Solution Ltd.	1,156	339,252
	LG H&H Co. Ltd.	2,217	530,744
	LG HelloVision Co. Ltd.	12,252	23,123
	LG Innotek Co. Ltd.	4,157	527,691

		Shares	Value»
SOUTH KOREA — (Continued)
	LG Uplus Corp.	77,055	$558,475
	LIG Nex1 Co. Ltd.	3,197	569,016
*	LigaChem Biosciences, Inc.	458	42,515
	LOT Vacuum Co. Ltd.	3,137	22,508
	Lotte Chemical Corp.	4,378	300,943
	Lotte Chilsung Beverage Co. Ltd.	1,425	125,922
	Lotte Corp.	8,079	139,734
*	Lotte Data Communication Co.	1,292	21,155
	Lotte Energy Materials Corp.	2,126	57,702
	LOTTE Fine Chemical Co. Ltd.	7,901	264,482
*	Lotte Non-Life Insurance Co. Ltd.	18,622	30,508
	Lotte Rental Co. Ltd.	5,434	113,156
	Lotte Shopping Co. Ltd.	3,331	158,715
	Lotte Wellfood Co. Ltd.	981	92,678
	LS Corp.	6,220	467,284
	LS Eco Energy Ltd.	3,532	69,577
	LS Electric Co. Ltd.	3,890	407,694
	LS Marine Solution Co. Ltd.	2,930	30,631
*	LVMC Holdings	27,400	43,237
	LX Hausys Ltd.	2,198	62,846
	LX Holdings Corp.	19,886	102,549
	LX International Corp.	11,331	248,821
	LX Semicon Co. Ltd.	4,312	190,491
	M.I.Tech Co. Ltd.	4,570	27,966
	Macquarie Korea Infrastructure Fund	76,572	661,029
	Macrogen, Inc.	1,886	24,082
	Maeil Dairies Co. Ltd.	1,216	33,810
	MAKUS, Inc.	2,994	18,767
*	Manyo Co. Ltd.	2,191	28,692
	Mcnex Co. Ltd.	4,549	56,865
*	MDS Tech, Inc.	11,348	8,504
*	Medipost Co. Ltd.	5,303	25,309
*	Medytox, Inc.	383	47,392
	Meerecompany, Inc.	1,073	14,130
	MegaStudy Co. Ltd.	3,852	31,295
	MegaStudyEdu Co. Ltd.	2,801	87,141
	Meritz Financial Group, Inc.	17,552	1,299,008
	Mgame Corp.	6,465	29,365
*	MiCo Ltd.	14,070	96,077
*	Micro Digital Co. Ltd.	3,312	27,504
*	Mirae Asset Life Insurance Co. Ltd.	15,568	58,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Securities Co. Ltd.	60,099	$391,846
*	Mirae Asset Venture Investment Co. Ltd.	5,505	18,582
	Miwon Commercial Co. Ltd.	486	71,030
	Miwon Specialty Chemical Co. Ltd.	364	37,415
	MK Electron Co. Ltd.	6,706	37,986
*	MNTech Co. Ltd.	3,303	24,164
*	Mobase Electronics Co. Ltd.	7,183	9,209
	Modetour Network, Inc.	3,448	24,829
*	MONAYONGPYONG	11,122	30,234
	Motrex Co. Ltd.	5,962	42,943
	mPlus Corp.	2,590	17,162
	MS Autotech Co. Ltd.	9,660	21,608
	Muhak Co. Ltd.	3,078	12,827
	Myoung Shin Industrial Co. Ltd.	11,186	108,965
	Namhae Chemical Corp.	6,477	30,557
*	Namsun Aluminum Co. Ltd.	32,959	32,562
*	Namuga Co. Ltd.	3,667	32,215
	Namyang Dairy Products Co. Ltd.	122	60,956
*	Nature & Environment Co. Ltd.	6,226	2,692
	Nature Holdings Co. Ltd.	3,144	22,554
	NAVER Corp.	2,369	289,780
	NCSoft Corp.	1,080	169,551
	NeoPharm Co. Ltd.	3,220	29,901
	Neosem, Inc.	3,133	25,305
	Neowiz	4,197	63,099
*	Nepes Ark Corp.	2,189	20,609
*	NEPES Corp.	7,008	39,535
*	Neptune Co.	6,362	23,789
*Ω	Netmarble Corp.	4,302	179,821
	New Power Plasma Co. Ltd.	9,524	33,313
*	Newflex Technology Co. Ltd.	7,227	26,932
	Nexen Corp.	11,324	37,267
	Nexen Tire Corp.	14,142	68,935
	NEXTIN, Inc.	2,385	110,710
	NH Investment & Securities Co. Ltd.	41,530	399,909
	NHN Corp.	6,412	77,981
	NHN KCP Corp.	8,252	43,195
	NICE Holdings Co. Ltd.	8,262	67,391

		Shares	Value»
SOUTH KOREA — (Continued)
	Nice Information & Telecommunication, Inc.	2,572	$34,803
	NICE Information Service Co. Ltd.	13,197	105,940
	Nong Shim Holdings Co. Ltd.	1,008	49,301
	NongShim Co. Ltd.	1,006	272,267
	NOROO Paint & Coatings Co. Ltd.	2,474	15,010
	NOVAREX Co. Ltd.	6,399	45,302
	NPC	3,679	12,954
	OCI Co. Ltd.	1,981	102,932
	OCI Holdings Co. Ltd.	4,957	245,588
*	Okins Electronics Co. Ltd.	3,445	14,519
	ONEJOON Co. Ltd.	2,100	20,667
	OptoElectronics Solutions Co. Ltd.	2,511	18,503
	Orion Corp.	6,024	434,142
	Orion Holdings Corp.	9,513	115,627
*	OSTEONIC Co. Ltd.	3,282	13,636
*††	Osung Advanced Materials Co. Ltd.	18,972	23,345
	Ottogi Corp.	594	180,973
	Paik Kwang Industrial Co. Ltd.	5,256	36,041
	Pan Ocean Co. Ltd.	76,988	197,310
	Paradise Co. Ltd.	16,234	123,936
	Park Systems Corp.	1,564	240,196
	Partron Co. Ltd.	14,112	72,660
*	Pearl Abyss Corp.	1,230	34,307
*	People & Technology, Inc.	6,638	249,491
	PHA Co. Ltd.	1,572	11,204
	PharmaResearch Co. Ltd.	2,433	395,104
*	PharmGen Science, Inc.	6,209	21,316
*	Philenergy Co. Ltd.	325	3,961
*	PI Advanced Materials Co. Ltd.	2,643	39,256
*	PonyLink Co. Ltd.	13,996	13,482
	Poongsan Corp.	8,819	441,102
	Poongsan Holdings Corp.	4,549	89,818
	Posco DX Co. Ltd.	8,609	168,188
	POSCO Future M Co. Ltd.	535	85,923
	POSCO Holdings, Inc. (005490 KS)	4,922	1,185,963
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	369,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Posco International Corp.	9,788	$367,303
	Posco M-Tech Co. Ltd.	2,526	29,109
	POSCO Steeleon Co. Ltd.	587	15,303
*	Power Logics Co. Ltd.	8,132	29,491
	Protec Co. Ltd.	770	18,526
	PSK Holdings, Inc.	738	26,293
	PSK, Inc.	8,177	120,786
	Pumtech Korea Co. Ltd.	1,795	47,821
*	Rainbow Robotics	389	34,095
*	Refine Co. Ltd.	6,082	60,091
	Reyon Pharmaceutical Co. Ltd.	2,120	24,899
	RFHIC Corp.	3,819	35,609
*	RFTech Co. Ltd.	7,456	16,280
	Rorze Systems Corp.	3,606	48,913
	S&S Tech Corp.	4,108	68,395
	S-1 Corp.	4,603	215,297
	Sajo Industries Co. Ltd.	1,127	54,765
	Sajodaerim Corp.	1,032	32,641
*	Sam Chun Dang Pharm Co. Ltd.	703	68,178
	Sam Young Electronics Co. Ltd.	5,658	39,999
	Sam Yung Trading Co. Ltd.	3,582	33,038
	Samchully Co. Ltd.	406	26,538
	SAMHWA Paints Industrial Co. Ltd.	2,439	12,931
	Samick THK Co. Ltd.	1,269	8,147
*	Samil Pharmaceutical Co. Ltd.	2,975	34,195
	Samji Electronics Co. Ltd.	1,661	10,475
	Samjin Pharmaceutical Co. Ltd.	1,687	22,447
*	Samkee Corp.	9,415	9,765
	Sammok S-Form Co. Ltd.	1,379	21,551
	SAMPYO Cement Co. Ltd.	17,261	38,340
*Ω	Samsung Biologics Co. Ltd.	859	621,263
	Samsung C&T Corp.	5,929	500,623
	Samsung Card Co. Ltd. (029780 KS)	9,348	272,374

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	8,793	$747,625
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	18,675,955
*	Samsung Engineering Co. Ltd.	44,195	568,786
	Samsung Fire & Marine Insurance Co. Ltd.	9,017	2,186,088
*	Samsung Heavy Industries Co. Ltd.	12,610	86,981
	Samsung Life Insurance Co. Ltd.	9,482	693,840
*	Samsung Pharmaceutical Co. Ltd.	13,829	15,645
	Samsung SDI Co. Ltd.	1,787	418,989
	Samsung SDS Co. Ltd.	5,134	529,484
	Samsung Securities Co. Ltd.	19,618	647,380
	SAMT Co. Ltd.	23,178	51,887
	Samwha Capacitor Co. Ltd.	3,391	80,277
	Samwha Electric Co. Ltd.	826	21,710
	Samyang Corp.	1,345	48,155
	Samyang Foods Co. Ltd.	936	348,977
	Samyang Holdings Corp.	1,468	75,413
	Samyang Packaging Corp.	1,400	16,606
	Samyoung Co. Ltd.	12,236	38,552
	Sang-A Frontec Co. Ltd.	1,874	27,762
	Sangsin Energy Display Precision Co. Ltd.	2,886	20,801
	Saramin Co. Ltd.	2,138	24,725
	Satrec Initiative Co. Ltd.	1,059	32,101
*	SD Biosensor, Inc.	17,335	113,723
	SeAH Besteel Holdings Corp.	5,559	79,568
	SeAH Steel Corp.	668	54,950
	SeAH Steel Holdings Corp.	745	91,977
	Sebang Co. Ltd.	4,469	38,577

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Global Battery Co. Ltd.	3,462	$176,882
	Seegene, Inc.	4,681	81,221
	Segyung Hitech Co. Ltd.	9,081	47,303
	Sejin Heavy Industries Co. Ltd.	8,920	43,579
	Sejong Industrial Co. Ltd.	3,943	12,643
	Seobu T&D	15,637	69,907
	Seohee Construction Co. Ltd.	33,511	34,249
*	Seojin System Co. Ltd.	8,024	164,145
*	Seoul Auction Co. Ltd.	956	5,429
	Seoul City Gas Co. Ltd.	470	17,926
	Seoul Semiconductor Co. Ltd.	11,173	75,656
	Seoyon Co. Ltd.	5,803	30,220
	Seoyon E-Hwa Co. Ltd.	6,608	64,828
	SFA Engineering Corp.	6,422	97,548
*	SFA Semicon Co. Ltd.	13,844	36,349
	SGC Energy Co. Ltd.	3,081	59,218
	Shin Heung Energy & Electronics Co. Ltd.	7,365	39,945
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,325
	Shindaeyang Paper Co. Ltd.	3,739	15,946
	Shinhan Financial Group Co. Ltd. (055550 KS)	44,978	1,675,428
	Shinil Electronics Co. Ltd.	11,482	11,820
	Shinsegae International, Inc.	5,777	54,627
	Shinsegae, Inc.	2,587	287,362
	Shinsung Delta Tech Co. Ltd.	1,889	60,453
*	Shinsung E&G Co. Ltd.	27,321	28,685
	Shinyoung Securities Co. Ltd.	1,575	93,472
*	Showbox Corp.	13,902	43,822
*	Silicon2 Co. Ltd.	5,743	156,317
	SIMMTECH Co. Ltd.	2,713	32,040
	SIMPAC, Inc.	9,536	27,334
	Sindoh Co. Ltd.	1,567	46,454

		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Biopharmaceuticals Co. Ltd.	656	$55,717
*	SK Bioscience Co. Ltd.	1,155	45,092
	SK Chemicals Co. Ltd.	3,718	134,125
	SK Discovery Co. Ltd.	4,198	102,598
*	SK Eternix Co. Ltd.	2,833	30,616
	SK Gas Ltd.	1,006	145,173
	SK Hynix, Inc.	39,895	5,222,807
*Ω	SK IE Technology Co. Ltd.	4,132	101,992
*	SK Innovation Co. Ltd.	958	80,952
*	SK oceanplant Co. Ltd.	3,193	30,816
	SK Securities Co. Ltd.	149,339	55,007
	SK Telecom Co. Ltd. (017670 KS)	5,862	240,572
	SK, Inc.	6,660	712,659
*	SKC Co. Ltd.	837	90,320
	SL Corp.	4,750	112,930
*	SM Culture & Contents Co. Ltd.	6,494	7,918
	SM Entertainment Co. Ltd.	3,818	195,266
*	SMEC Co. Ltd.	14,477	31,267
	SNT Dynamics Co. Ltd.	5,786	104,538
	SNT Holdings Co. Ltd.	2,300	37,712
	SNT Motiv Co. Ltd.	3,073	101,467
*	SOCAR, Inc.	2,283	30,232
	S-Oil Corp.	14,230	590,272
	Solid, Inc.	20,716	68,395
*	SOLUM Co. Ltd.	13,291	183,498
	Solus Advanced Materials Co. Ltd.	6,404	57,577
	Songwon Industrial Co. Ltd.	5,765	56,832
	Soop Co. Ltd.	2,716	188,149
	Soosan Industries Co. Ltd.	2,080	33,509
	Soulbrain Co. Ltd.	1,008	146,902
	Soulbrain Holdings Co. Ltd.	1,494	52,254
	SPC Samlip Co. Ltd.	717	25,742
	SPG Co. Ltd.	1,751	26,766
	Spigen Korea Co. Ltd.	885	13,071
	ST Pharm Co. Ltd.	1,525	110,029

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	STIC Investments, Inc.	8,272	$48,275
	Straffic Co. Ltd.	6,956	21,860
*	Studio Dragon Corp.	4,551	134,072
*	Sugentech, Inc.	3,127	14,203
	Suheung Co. Ltd.	1,837	20,989
*	Sukgyung AT Co. Ltd.	288	9,372
	Sung Kwang Bend Co. Ltd.	7,140	66,104
*	Sungchang Enterprise Holdings Ltd.	13,018	13,027
*	Sungeel Hitech Co. Ltd.	326	12,882
	Sungshin Cement Co. Ltd.	6,391	37,169
	Sungwoo Hitech Co. Ltd.	18,816	84,778
	Sunjin Co. Ltd.	4,911	23,491
*	Suprema, Inc.	1,173	21,562
*	SY Co. Ltd.	8,899	26,063
*	Synergy Innovation Co. Ltd.	8,459	16,940
*	Synopex, Inc.	34,168	176,436
	Systems Technology, Inc.	920	14,222
	T&L Co. Ltd.	1,411	68,231
	Taekwang Industrial Co. Ltd.	130	61,315
	TAEKYUNG BK Co. Ltd.	4,406	14,442
*††	Taewoong Co. Ltd.	5,246	52,194
*	Taihan Electric Wire Co. Ltd.	6,549	55,287
	TCC Steel	536	16,771
	TechWing, Inc.	1,986	62,263
	Telechips, Inc.	3,287	30,168
	TES Co. Ltd.	2,411	29,067
*	Theragen Etex Co. Ltd.	6,072	15,140
	TK Corp.	5,311	47,297
	TKG Huchems Co. Ltd.	5,645	81,279
	TLB Co. Ltd.	1,781	17,552
	Tokai Carbon Korea Co. Ltd.	1,792	109,805
	Tongyang Life Insurance Co. Ltd.	16,899	74,584
	Tongyang, Inc.	65,030	35,763
*	Tonymoly Co. Ltd.	3,726	19,719
	Toptec Co. Ltd.	7,951	30,157
	Tovis Co. Ltd.	3,832	57,476
	TS Corp.	24,800	51,921
*	TSE Co. Ltd.	777	28,163

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tuksu Construction Co. Ltd.	2,985	$13,440
*	Tway Air Co. Ltd.	30,151	76,193
	TYM Corp.	14,189	31,929
	UBCare Co. Ltd.	3,040	8,337
	Ubiquoss, Inc.	3,139	31,837
	Uju Electronics Co. Ltd.	1,734	18,215
*	Uni-Chem Co. Ltd.	14,391	16,138
	Unid Co. Ltd.	1,619	81,732
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	30,167
*	Unison Co. Ltd.	10,975	5,524
	UniTest, Inc.	3,363	24,737
	Unitrontech Co. Ltd.	5,684	20,306
	Value Added Technology Co. Ltd.	2,552	41,943
*	VICTEK Co. Ltd.	3,660	13,279
*††	Vidente Co. Ltd.	10,155	4,584
	Vieworks Co. Ltd.	1,617	27,911
*	Vina Tech Co. Ltd.	611	15,792
	VIOL Co. Ltd.	4,921	29,602
	Vitzro Tech Co. Ltd.	5,265	26,008
	Vitzrocell Co. Ltd.	4,987	67,547
*	VM, Inc.	1,417	8,589
*	VT Co. Ltd.	6,333	154,477
	Webzen, Inc.	3,574	43,896
*	Wellbiotec Co. Ltd.	1,524	602
	Whanin Pharmaceutical Co. Ltd.	3,091	30,233
	Wins Co. Ltd.	2,493	22,535
	WiSoL Co. Ltd.	9,528	42,102
	Won Tech Co. Ltd.	13,993	57,834
*	Wonik Holdings Co. Ltd.	19,365	31,131
*	WONIK IPS Co. Ltd.	3,583	71,048
	Wonik Materials Co. Ltd.	2,336	36,365
	Wonik QnC Corp.	5,520	94,535
	Woojin, Inc.	3,421	19,283
*	Woongjin Thinkbig Co. Ltd.	20,812	26,298
*	Wooree Bio Co. Ltd.	9,625	24,320
	Woori Financial Group, Inc. (316140 KS)	194,210	2,162,143
*	Woori Technology Investment Co. Ltd.	15,696	102,684
*	Woori Technology, Inc.	18,484	28,632
*	Woosu AMS Co. Ltd.	14,904	33,970

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co. Ltd.	3,860	$52,062
*	Wysiwyg Studios Co. Ltd.	34,187	30,070
*	Y2 Solution Co. Ltd.	2,386	4,592
	Yesco Holdings Co. Ltd.	837	30,970
	YG Entertainment, Inc.	2,160	59,531
*	YG PLUS	10,461	43,088
*	YMT Co. Ltd.	1,675	10,043
	Youlchon Chemical Co. Ltd.	974	20,097
	Young Poong Corp.	186	53,569
#	Young Poong Precision Corp.	5,214	72,803
	Youngone Corp.	6,260	190,881
	Youngone Holdings Co. Ltd.	1,902	121,654
	Yuanta Securities Korea Co. Ltd.	36,476	75,286
	Yuhan Corp.	1,842	183,825
*	Yungjin Pharmaceutical Co. Ltd.	5,170	8,992
	Zeus Co. Ltd.	3,673	35,796
	Zinus, Inc.	3,852	67,270

TOTAL SOUTH KOREA			132,350,837

SPAIN — (1.7%)
	Acciona SA	8,528	1,094,400
	Acerinox SA	80,780	740,194
	ACS Actividades de Construccion y Servicios SA	59,013	2,829,993
Ω	Aedas Homes SA	3,787	108,123
Ω	Aena SME SA	9,390	2,081,012
	Alantra Partners SA	903	7,959
	Almirall SA	17,301	168,967
	Amadeus IT Group SA	57,147	4,142,772
*	Amper SA	307,545	37,900
	Atresmedia Corp. de Medios de Comunicacion SA	25,772	122,202
*	Audax Renovables SA	39,183	74,674
	Azkoyen SA	5,948	40,758
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	8,219,351

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	21,569	$214,180
	Banco de Sabadell SA	2,217,543	4,325,059
	Banco Santander SA (SAN SM)	902,266	4,407,923
	Bankinter SA	267,101	2,179,119
	CaixaBank SA	720,581	4,391,047
Ω	Cellnex Telecom SA	35,702	1,311,183
	CIE Automotive SA	13,958	374,544
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	246,690
	Corp. ACCIONA Energias Renovables SA	6,043	125,100
*	Distribuidora Internacional de Alimentacion SA	1,842,663	25,103
	Ebro Foods SA	10,299	183,960
*	eDreams ODIGEO SA	11,566	81,628
	Elecnor SA	14,743	329,315
	Enagas SA	46,845	664,511
*	Ence Energia y Celulosa SA	43,891	137,285
	Endesa SA	42,831	924,338
	Ercros SA	51,076	201,703
	Faes Farma SA	100,698	386,754
	Ferrovial SE	25,083	1,006,652
	Fluidra SA	13,851	374,375
Ω	Gestamp Automocion SA	64,750	190,157
Ω	Global Dominion Access SA	32,070	90,926
*	Grenergy Renovables SA	1,407	49,876
*	Grifols SA	35,331	396,599
	Grupo Catalana Occidente SA	12,918	529,611
	Grupo Empresarial San Jose SA	5,388	26,626
	Iberdrola SA	168,578	2,504,146
	Indra Sistemas SA	57,643	1,016,227
#	Industria de Diseno Textil SA	79,731	4,545,835
	Laboratorio Reig Jofre SA	2,585	8,075
	Laboratorios Farmaceuticos Rovi SA	9,177	779,586

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	$59,947
	Logista Integral SA	24,479	749,977
	Mapfre SA	324,382	927,282
	Melia Hotels International SA	24,569	182,872
	Miquel y Costas & Miquel SA	8,269	110,144
	Naturgy Energy Group SA	16,058	399,825
Ω	Neinor Homes SA	6,949	114,055
#*	Obrascon Huarte Lain SA	86,456	25,999
*	Oryzon Genomics SA	8,509	15,220
	Pharma Mar SA	1,111	85,577
	Prim SA	1,285	13,724
*	Promotora de Informaciones SA, Class A	69,984	26,214
Ω	Prosegur Cash SA	77,104	45,078
	Realia Business SA	35,327	37,040
	Redeia Corp. SA	61,860	1,145,379
	Repsol SA (REP SM)	215,300	2,695,204
	Sacyr SA	174,572	581,329
*	Solaria Energia y Medio Ambiente SA	21,338	223,815
*Ω	Talgo SA	17,400	66,030
*	Tecnicas Reunidas SA	15,753	190,534
#	Telefonica SA (TEF SM)	1,277,242	5,993,652
	Telefonica SA (TEF US), Sponsored ADR	37,979	175,843
#	Tubacex SA	43,844	153,489
#*	Tubos Reunidos SA	19,513	11,237
Ω	Unicaja Banco SA	445,187	559,644
	Vidrala SA	7,736	836,495
	Viscofan SA	15,694	1,049,559

TOTAL SPAIN			68,171,602

SWEDEN — (2.0%)
	AAK AB	20,988	602,496
Ω	AcadeMedia AB	33,500	206,071
	AddLife AB, Class B	28,328	359,990
	Addnode Group AB	33,132	332,407
	AddTech AB, Class B	28,906	804,779
	AFRY AB	33,215	499,767
	Alfa Laval AB	22,740	1,006,693
Ω	Alimak Group AB	22,882	262,289
	Alleima AB	89,889	549,288

		Shares	Value»
SWEDEN — (Continued)
	Alligo AB, Class B	10,505	$124,333
Ω	Ambea AB	33,443	286,595
*	Annehem Fastigheter AB, Class B	23,136	39,625
	AQ Group AB	22,705	287,392
	Arise AB	10,752	41,300
	Arjo AB, Class B	94,147	310,524
	Assa Abloy AB, Class B	25,713	805,401
	Atlas Copco AB (ATCOA SS), Class A	180,663	2,981,555
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,461,007
#	Atrium Ljungberg AB, Class B	10,829	217,236
Ω	Attendo AB	35,313	157,319
	Avanza Bank Holding AB	29,591	616,378
#	Axfood AB	17,325	386,809
	Beijer Alma AB	12,926	208,256
#	Beijer Ref AB	12,176	183,414
	Bergman & Beving AB	11,723	330,058
	Betsson AB, Class B	52,606	700,501
#*	Better Collective AS	14,233	187,029
*	BHG Group AB	23,795	39,805
*	BICO Group AB	6,048	21,828
	Bilia AB, Class A	26,527	312,753
	Billerud Aktiebolag	50,821	451,245
	BioGaia AB, Class B	22,623	224,289
*	BioInvent International AB	5,678	23,239
	Biotage AB	11,611	174,384
	Bjorn Borg AB	5,162	27,595
	Boliden AB	41,979	1,313,277
#*	Bonava AB, Class B	68,446	59,806
*Ω	Boozt AB	6,801	76,041
Ω	Bravida Holding AB	66,165	491,194
	Bufab AB	6,591	236,498
	Bulten AB	5,345	34,784
	Bure Equity AB	25,410	910,085
	Byggmax Group AB	23,427	98,274
*	Camurus AB	4,628	260,252
*	Castellum AB	31,041	388,718
	Catella AB	11,938	33,625
	Catena AB	5,960	273,197
*	Cavotec SA	12,443	21,131
	Cellavision AB	4,212	92,092
#	Cibus Nordic Real Estate AB publ	13,488	217,808
#*	Cint Group AB	46,558	55,758
	Clas Ohlson AB, Class B	15,766	261,126

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	70,892	$178,218
Ω	Coor Service Management Holding AB	26,480	93,111
	Corem Property Group AB (COREB SS), Class B	131,088	88,529
	Corem Property Group AB (CORED SS), Class D	2,165	51,108
*	C-RAD AB, Class B	3,079	8,559
*	Ctek AB	6,691	10,698
	CTT Systems AB	2,479	56,176
	Dios Fastigheter AB	25,492	190,138
Ω	Dometic Group AB	102,537	556,818
*Ω	Dustin Group AB	65,556	46,613
	Eastnine AB	25,612	110,076
	Elanders AB, Class B	6,126	55,962
*	Electrolux AB, Class B	34,717	291,368
	Electrolux Professional AB, Class B	61,030	420,734
	Elekta AB, Class B	75,083	452,306
*	Embracer Group AB	56,723	164,017
*	Enea AB	5,780	55,094
#	Engcon AB	7,932	92,046
#	Eolus Vind AB, Class B	4,740	20,815
	Ependion AB	9,101	88,295
	Epiroc AB (EPIA SS), Class A	49,725	971,144
	Epiroc AB (EPIB SS), Class B	29,749	512,487
	Essity AB (ESSITYA SS), Class A	2,308	64,883
	Essity AB (ESSITYB SS), Class B	46,339	1,309,482
Ω	Evolution AB	12,494	1,181,268
	Ework Group AB	2,020	26,705
	Fabege AB	31,655	252,443
	Fagerhult Group AB	15,139	85,466
*	Fastighets AB Balder, Class B	51,845	403,330
*	Fastighets AB Trianon.	11,978	25,002
*	Fastighetsbolaget Emilshus AB, Class B	1,004	4,182
#	FastPartner AB (FPARA SS), Class A	12,373	82,481
	Fenix Outdoor International AG	1,057	59,372
	Fortnox AB	109,168	666,499

		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	30,311	$536,221
*	GiG Software PLC, SDR	8,822	3,726
	Granges AB	39,772	469,909
*Ω	Green Landscaping Group AB	5,224	38,158
#	H & M Hennes & Mauritz AB, Class B	41,894	624,526
	Hanza AB	10,233	66,737
	Heba Fastighets AB, Class B	12,948	39,846
	Hemnet Group AB	25,257	796,068
	Hexagon AB, Class B	78,641	735,224
*	Hexatronic Group AB	29,296	119,994
	Hexpol AB	69,885	664,540
	HMS Networks AB	9,311	346,440
*Ω	Hoist Finance AB	14,551	129,867
	Holmen AB (HOLMB SS), Class B	13,019	514,485
	Hufvudstaden AB, Class A	16,447	194,387
*	Humana AB	15,563	55,518
	Husqvarna AB (HUSQA SS), Class A	4,692	30,338
	Husqvarna AB (HUSQB SS), Class B	86,329	557,535
	Indutrade AB	24,134	656,704
	Instalco AB	64,854	197,647
*	International Petroleum Corp. (IPCO CN)	1,551	17,645
*	International Petroleum Corp. (IPCO SS)	36,209	410,380
	INVISIO AB	7,629	192,907
	Inwido AB	26,224	475,979
	ITAB Shop Concept AB	21,477	52,370
	JM AB	22,732	385,249
*	John Mattson Fastighetsforetagen AB	4,685	28,920
	Kabe Group AB, Class B	297	8,904
*	Karnov Group AB	20,085	150,577
#*	K-fast Holding AB	34,295	70,623
*	Klarabo Sverige AB, Class B	14,180	27,580
	KNOW IT AB	9,982	125,758
	Lagercrantz Group AB, Class B	47,909	938,248

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	12,938	$386,043
	Lime Technologies AB	3,930	121,116
	Lindab International AB	27,909	585,104
	Loomis AB	26,003	814,651
*	Maha Energy AB	17,285	9,894
*	Medcap AB	2,656	135,774
	Medicover AB, Class B	17,774	306,568
	MEKO AB	17,428	234,391
	Micro Systemation AB, Class B	5,052	24,229
*	Modern Times Group MTG AB, Class B	28,759	205,171
	Momentum Group AB	11,799	199,252
Ω	Munters Group AB	31,884	516,507
	Mycronic AB	18,519	721,452
	NCAB Group AB	50,694	312,594
	NCC AB, Class B	34,038	506,646
	Nederman Holding AB	2,314	49,256
*	Net Insight AB, Class B	74,509	55,212
	New Wave Group AB, Class B	46,314	492,276
	Nibe Industrier AB, Class B	32,148	155,871
	Nilorngruppen AB, Class B	2,755	17,976
*	Nivika Fastigheter AB, Class B	8,076	31,583
*	Nobia AB	115,904	54,448
	Nolato AB, Class B	69,620	365,738
	Nordic Paper Holding AB	17,568	81,785
	Nordic Waterproofing Holding AB	11,053	180,025
	Nordnet AB publ	27,399	570,112
*	Norion Bank AB	21,791	84,974
*	Norva24 Group AB	8,692	25,509
*	Note AB	7,145	91,972
	NP3 Fastigheter AB	8,033	187,336
	Nyfosa AB	40,081	405,470
	OEM International AB, Class B	17,660	206,417
*	Orron Energy AB	75,740	50,825
*	Ovzon AB	22,398	25,763
	Pandox AB	28,788	500,575
	Peab AB, Class B	64,301	490,135
	Platzer Fastigheter Holding AB, Class B	15,074	127,553
	Prevas AB, Class B	3,290	34,225

		Shares	Value»
SWEDEN — (Continued)
*	Pricer AB, Class B	61,892	$69,965
	Proact IT Group AB	15,437	197,875
	Ratos AB, Class B	69,802	223,092
	RaySearch Laboratories AB	10,869	154,966
	Rejlers AB	4,668	66,830
	Rottneros AB	37,562	34,453
	Rvrc Holding AB	22,271	97,010
	Saab AB, Class B	5,220	107,213
	Sagax AB (SAGAB SS), Class B	17,309	417,127
	Sandvik AB	65,004	1,279,512
	Scandi Standard AB	21,297	162,406
*Ω	Scandic Hotels Group AB	70,844	457,770
*	Sdiptech AB, Class B	6,973	157,457
	Sectra AB, Class B	34,321	914,090
	Securitas AB, Class B	63,201	743,489
*	Sedana Medical AB	19,405	21,415
*	Sensys Gatso Group AB	4,148	23,949
*Ω	Sinch AB	241,126	720,070
*	Sivers Semiconductors AB	61,848	22,692
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	141,257	1,995,009
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	24,755
	Skanska AB, Class B	45,055	917,232
	SKF AB (SKFA SS), Class A	3,007	56,950
	SKF AB (SKFB SS), Class B	54,642	1,036,445
	SkiStar AB	15,716	242,026
	Solid Forsakring AB	5,351	43,259
	SSAB AB (SSABA SS), Class A	49,641	238,844
	SSAB AB (SSABAH FH), Class A	2,266	10,890
#	SSAB AB (SSABB SS), Class B	134,610	634,980
	SSAB AB (SSABBH FH), Class B	12,844	60,806
*	Stendorren Fastigheter AB	3,083	57,547
*	Stillfront Group AB	166,156	115,578
	Storskogen Group AB, Class B	489,739	406,546
	Svedbergs Group AB	9,684	40,899

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	$40,889
	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	1,038,845
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	775,661
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	19,848
	Sweco AB, Class B	42,660	721,133
#	Swedbank AB, Class A	63,812	1,294,779
*	Swedish Orphan Biovitrum AB	22,311	696,062
	Synsam AB	15,623	70,967
	Systemair AB	26,063	199,357
	Tele2 AB, Class B	98,298	1,031,463
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	82,897
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	428,249	3,590,486
#	Telia Co. AB	444,781	1,293,569
*	TF Bank AB	2,793	82,251
Ω	Thule Group AB	6,129	205,152
	Trelleborg AB, Class B	28,963	963,458
	Troax Group AB	14,558	295,838
#	Truecaller AB, Class B	50,145	224,408
	VBG Group AB, Class B	7,725	223,878
*	Vestum AB	19,216	20,307
#*	Viaplay Group AB	147,624	11,361
	Vitec Software Group AB, Class B	8,032	350,087
	Vitrolife AB	16,614	369,615
	Volati AB	4,814	44,601
	Volvo AB (VOLVA SS), Class A	26,966	707,560
	Volvo AB (VOLVB SS), Class B	208,445	5,429,328
#*	Volvo Car AB, Class B	101,949	220,283

		Shares	Value»
SWEDEN — (Continued)
#	Wallenstam AB, Class B	53,598	$253,503
	Wihlborgs Fastigheter AB	43,452	456,761
	XANO Industri AB, Class B	1,575	9,989
*	XSpray Pharma AB	2,036	11,459

TOTAL SWEDEN			80,239,121

SWITZERLAND — (5.3%)
	ABB Ltd.	90,730	5,041,966
	Accelleron Industries AG (ACLN SW)	37,593	2,015,633
	Adecco Group AG	52,144	1,631,153
	Alcon, Inc. (ALC US)	71,822	6,604,070
	Allreal Holding AG	6,223	1,107,254
	ALSO Holding AG	2,527	672,101
*	Aluflexpack AG	656	11,414
*	ams-OSRAM AG	34,657	335,939
	APG SGA SA	441	100,677
*	Arbonia AG	21,920	308,611
*	Aryzta AG	333,720	590,173
	Ascom Holding AG	11,095	61,789
	Autoneum Holding AG	1,032	138,281
	Avolta AG	6,544	260,179
	Baloise Holding AG	15,489	2,964,274
	Banque Cantonale de Geneve	767	226,857
	Banque Cantonale Vaudoise	9,755	972,057
	Barry Callebaut AG	959	1,681,977
*	Basilea Pharmaceutica Ag Allschwil	3,807	188,954
	Belimo Holding AG	1,441	954,565
	Bell Food Group AG	885	271,329
	Bellevue Group AG	2,041	34,655
	Berner Kantonalbank AG	1,938	522,360
	BKW AG	3,871	680,134
	Bossard Holding AG, Class A	2,709	650,892
	Bucher Industries AG	2,792	1,087,426
	Burckhardt Compression Holding AG	1,203	884,422
	Burkhalter Holding AG	1,989	204,351
	Bystronic AG	552	210,776
	Calida Holding AG	461	13,897
	Carlo Gavazzi Holding AG	167	40,002

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	11,681	$1,051,913
	Chocoladefabriken Lindt & Spruengli AG	8	931,754
*	Cicor Technologies Ltd.	1,175	71,348
	Cie Financiere Richemont SA, Class A	33,209	4,835,242
	Cie Financiere Tradition SA	955	167,094
	Clariant AG	73,037	1,015,038
	Coltene Holding AG	1,259	77,895
	Comet Holding AG	2,133	707,648
	COSMO Pharmaceuticals NV	2,478	191,814
	CPH Group AG	347	27,968
	Daetwyler Holding AG	1,987	334,661
	DKSH Holding AG	14,115	1,008,377
	dormakaba Holding AG	1,240	945,539
	DSM-Firmenich AG	14,338	1,700,246
	EFG International AG	45,706	624,595
	Emmi AG	776	737,550
	EMS-Chemie Holding AG	567	436,057
#	Feintool International Holding AG	1,631	30,757
	Flughafen Zurich AG	8,360	1,970,808
	Forbo Holding AG	364	357,856
	Fundamenta Real Estate AG	4,475	82,302
Ω	Galenica AG	21,300	1,853,788
	Geberit AG	5,969	3,739,508
	Georg Fischer AG	22,820	1,655,814
	Givaudan SA	477	2,264,533
	Glarner Kantonalbank	1,297	31,976
	Gurit Holding AG, Class BR	1,515	33,274
	Helvetia Holding AG	15,359	2,594,305
	Hiag Immobilien Holding AG	1,172	111,694
	Holcim AG (HOLN FP)	6,741	664,147
	Holcim AG (HOLN SW)	63,567	6,242,322
	Huber & Suhner AG	6,475	612,835
	Hypothekarbank Lenzburg AG	3	14,026
	Implenia AG	3,093	109,325
	Inficon Holding AG	699	837,509
	Interroll Holding AG	169	444,433

		Shares	Value»
SWITZERLAND — (Continued)
	Intershop Holding AG	1,435	$201,849
	Investis Holding SA	981	125,008
	Julius Baer Group Ltd.	42,427	2,586,841
	Jungfraubahn Holding AG	1,642	312,882
	Kardex Holding AG	1,807	551,243
	Komax Holding AG	684	86,959
*	Kudelski SA	13,192	21,525
	Kuehne & Nagel International AG	7,829	1,954,423
	Landis & Gyr Group AG	7,382	594,656
	LEM Holding SA	71	94,661
	Liechtensteinische Landesbank AG	5,570	454,746
	Logitech International SA (LOGI US)	19,666	1,606,712
	Logitech International SA (LOGN SW)	1,150	94,164
	Lonza Group AG	7,196	4,427,900
	Luzerner Kantonalbank AG	7,033	519,748
Ω	Medacta Group SA	1,181	157,064
Ω	Medmix AG	9,173	105,284
	Meier Tobler Group AG	1,836	60,843
	Metall Zug AG, Class B	79	110,323
	Mikron Holding AG	3,910	67,901
	Mobilezone Holding AG	14,545	232,052
	Mobimo Holding AG	2,861	886,543
*	Molecular Partners AG	3,503	20,959
*Ω	Montana Aerospace AG	7,478	132,080
	Naturenergie Holding AG	1,434	59,952
	Nestle SA	226,731	21,424,403
	Novartis AG (NOVN SW)	88,289	9,579,908
	Novartis AG (NVS US), Sponsored ADR	159,651	17,306,168
	Novavest Real Estate AG	1,587	62,665
	OC Oerlikon Corp. AG Pfaffikon	64,866	297,012
*	Orascom Development Holding AG	4,127	18,100
	Orior AG	2,610	129,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Partners Group Holding AG	2,945	$4,051,815
	Phoenix Mecano AG	286	146,152
	Plazza AG, Class A	241	91,229
*Ω	PolyPeptide Group AG	3,457	115,333
	PSP Swiss Property AG	10,900	1,547,907
	Rieter Holding AG	1,113	117,832
	Roche Holding AG (RO SW)	2,458	835,382
	Roche Holding AG (ROG SW)	52,911	16,397,300
	Romande Energie Holding SA	2,262	121,265
	Sandoz Group AG (SDZ SW)	112,680	5,136,877
	Sandoz Group AG (SDZNY US), ADR	11,882	541,938
*	Santhera Pharmaceuticals Holding AG	2,341	23,535
	Schindler Holding AG	4,095	1,167,453
	Schweiter Technologies AG	201	91,798
#*	Schweizerische Nationalbank	18	75,661
	SFS Group AG	6,263	896,165
	SGS SA	30,625	3,242,169
	Siegfried Holding AG	1,579	2,062,559
	SIG Group AG	80,532	1,737,893
	Sika AG	8,405	2,340,936
	SKAN Group AG	913	81,671
	Softwareone Holding AG	21,451	193,827
	Sonova Holding AG	5,647	2,066,449
	St. Galler Kantonalbank AG	1,088	530,539
	Stadler Rail AG	12,968	370,516
	Straumann Holding AG	4,601	606,593
	Sulzer AG	7,639	1,177,657
	Swatch Group AG (UHR SW)	4,855	996,261
	Swatch Group AG (UHRN SW)	10,867	440,299
	Swiss Life Holding AG	4,659	3,793,822
	Swiss Prime Site AG	26,900	2,918,156
	Swiss Re AG	47,666	6,086,344
	Swisscom AG	4,986	3,037,875
	Swissquote Group Holding SA	4,529	1,540,629
	Temenos AG	13,159	911,460

		Shares	Value»
SWITZERLAND — (Continued)
	Thurgauer Kantonalbank	389	$56,303
	TX Group AG	1,242	213,190
	u-blox Holding AG	2,825	216,198
*	UBS Group AG (UBS US)	7,117	218,336
	UBS Group AG (UBSG SW)	204,461	6,254,050
	Valiant Holding AG	6,005	699,859
	Varia U.S. Properties AG	573	21,395
Ω	VAT Group AG	5,220	2,173,576
	Vaudoise Assurances Holding SA	194	103,442
	Vetropack Holding AG.	4,154	137,709
	Vontobel Holding AG	11,746	764,685
	VP Bank AG, Class A	1,320	111,403
	VZ Holding AG	5,041	813,441
*	V-ZUG Holding AG	602	37,781
	Walliser Kantonalbank	157	20,540
	Warteck Invest AG	42	84,197
	Ypsomed Holding AG	570	252,818
	Zehnder Group AG	2,900	161,950
	Zueblin Immobilien Holding AG	454	15,595
	Zug Estates Holding AG, Class B	76	166,733
	Zuger Kantonalbank	33	314,515
	Zurich Insurance Group AG	10,585	6,240,966

TOTAL SWITZERLAND			217,840,398

TAIWAN — (6.2%)
	91APP, Inc.	18,000	52,096
	Aaeon Technology, Inc.	5,248	20,681
	Abico Avy Co. Ltd.	46,062	41,743
#	Ability Enterprise Co. Ltd.	104,988	150,051
	Ability Opto-Electronics Technology Co. Ltd.	7,083	47,968
	AcBel Polytech, Inc.	259,786	256,211
	Accton Technology Corp.	73,000	1,226,669
	Acer E-Enabling Service Business, Inc.	6,000	46,028
	Acer, Inc.	654,000	810,419
*	ACES Electronic Co. Ltd.	39,719	66,904

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	79,041	$30,583
#	Acter Group Corp. Ltd.	54,470	595,534
	Action Electronics Co. Ltd.	63,000	34,298
	Actron Technology Corp.	14,000	69,577
	ADATA Technology Co. Ltd.	96,600	252,132
	Addcn Technology Co. Ltd.	13,106	75,695
*	Adimmune Corp.	75,000	56,423
	Adlink Technology, Inc.	9,000	19,110
	Advanced Analog Technology, Inc.	11,000	26,036
	Advanced Ceramic X Corp.	12,000	59,657
	Advanced Energy Solution Holding Co. Ltd.	10,000	158,993
	Advanced International Multitech Co. Ltd.	60,000	147,763
*	Advanced Optoelectronic Technology, Inc.	31,000	24,001
	Advanced Power Electronics Corp.	29,000	70,066
#	Advanced Wireless Semiconductor Co.	41,000	115,831
	Advancetek Enterprise Co. Ltd.	96,571	191,580
	Advantech Co. Ltd.	15,757	154,420
	Aero Win Technology Corp.	22,000	25,278
	Aerospace Industrial Development Corp.	150,000	206,349
	AGV Products Corp.	191,875	70,084
	Air Asia Co. Ltd.	10,000	9,835
	Airtac International Group	41,122	1,138,254
	Alchip Technologies Ltd.	11,000	681,376
	Alexander Marine Co. Ltd.	9,108	77,640
*	ALI Corp.	37,901	22,923
	Allied Circuit Co. Ltd.	13,000	57,468
	Allied Supreme Corp.	16,000	164,241
#	Allis Electric Co. Ltd.	41,768	142,929
	Alltek Technology Corp.	49,040	61,258

		Shares	Value»
TAIWAN — (Continued)
#	Alltop Technology Co. Ltd.	16,000	$134,652
	Alpha Networks, Inc.	78,072	83,309
	Altek Corp.	121,000	123,621
	Amazing Microelectronic Corp.	21,965	65,632
	Ambassador Hotel	109,000	197,132
	AMPACS Corp.	20,000	31,937
	Ampak Technology, Inc.	7,000	25,168
	Ampire Co. Ltd.	28,000	30,398
	Ample Electronic Technology Co. Ltd.	7,000	26,562
	AMPOC Far-East Co. Ltd.	22,000	77,961
	AmTRAN Technology Co. Ltd.	254,906	163,938
*	Amulaire Thermal Technology, Inc.	11,000	11,041
	Anji Technology Co. Ltd.	22,000	22,467
	Anpec Electronics Corp.	18,799	107,400
	Aopen, Inc.	11,000	18,451
#	Apac Opto Electronics, Inc.	20,000	57,686
	Apacer Technology, Inc.	35,750	53,124
	APAQ Technology Co. Ltd.	10,000	45,488
	APCB, Inc.	64,000	33,742
	Apex Biotechnology Corp.	32,000	28,696
*	Apex International Co. Ltd.	53,550	72,010
	Apex Science & Engineering	72,828	26,297
	Arcadyan Technology Corp.	43,540	211,804
#	Ardentec Corp.	268,990	450,109
	ARES International Corp.	9,000	13,674
	Argosy Research, Inc.	23,714	113,967
	Arizon RFID Technology Cayman Co. Ltd.	7,000	54,809
	ASE Technology Holding Co. Ltd.	220,931	1,041,866
	Asia Cement Corp.	567,000	823,916
	Asia Optical Co., Inc.	63,000	197,353
#	Asia Polymer Corp.	171,319	87,434

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Tech Image, Inc.	12,000	$36,207
	Asia Vital Components Co. Ltd.	39,814	762,708
	ASIX Electronics Corp.	12,000	36,948
	ASMedia Technology, Inc.	4,260	210,130
	ASolid Technology Co. Ltd.	10,000	17,476
	ASPEED Technology, Inc.	6,500	824,246
	ASROCK, Inc.	11,000	67,936
	Asustek Computer, Inc.	97,000	1,712,817
	ATE Energy International Co. Ltd.	20,000	19,285
	Aten International Co. Ltd.	33,000	81,354
	Auden Techno Corp.	13,000	44,093
	Audix Corp.	34,000	75,171
	AUO Corp. (2409 TT)	1,589,000	818,644
	AURAS Technology Co. Ltd.	5,000	100,467
	Aurora Corp.	14,100	29,819
	Avalue Technology, Inc.	20,000	61,241
	Avermedia Technologies	21,000	25,718
	Axiomtek Co. Ltd.	20,993	64,178
	Azurewave Technologies, Inc.	11,000	13,919
	Bafang Yunji International Co. Ltd.	14,000	66,412
*	Bank of Kaohsiung Co. Ltd.	341,321	123,546
	Basso Industry Corp.	40,000	53,622
#	BenQ Materials Corp.	46,000	45,976
#	BES Engineering Corp.	618,000	207,948
	Billion Electric Co. Ltd.	10,000	10,333
	Bin Chuan Enterprise Co. Ltd.	22,000	24,934
	B’in Live Co. Ltd.	8,800	24,607
	Bionet Corp.	6,425	17,909
	Bionime Corp.	11,000	24,566
#*	Biostar Microtech International Corp.	38,000	39,891
	Bioteque Corp.	15,000	57,061
	Bizlink Holding, Inc.	43,000	619,868
	Bon Fame Co. Ltd.	12,000	33,409

		Shares	Value»
TAIWAN — (Continued)
*	Bonny Worldwide Ltd.	3,000	$23,664
	Bora Pharmaceuticals Co. Ltd.	11,494	257,645
#	Brave C&H Supply Co. Ltd.	7,000	26,831
	Bright Led Electronics Corp.	41,000	26,829
	Brightek Optoelectronic Co. Ltd.	11,000	14,171
	Brighten Optix Corp.	2,248	10,207
	Brighton-Best International Taiwan, Inc.	109,423	114,334
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	42,225
	Browave Corp.	19,000	82,536
	C Sun Manufacturing Ltd.	12,939	81,391
*	Calin Technology Co. Ltd.	21,000	25,559
*	Cameo Communications, Inc.	90,763	34,041
	Capital Futures Corp.	46,628	81,603
	Capital Securities Corp.	787,680	540,253
*	Career Technology MFG. Co. Ltd.	139,886	84,025
	Castles Technology Co. Ltd.	18,742	63,028
	Caswell, Inc.	10,000	43,558
	Catcher Technology Co. Ltd.	161,000	1,171,784
	Cathay Consolidated, Inc.	5,000	14,946
	Cathay Financial Holding Co. Ltd.	601,286	1,269,882
#	Cathay Real Estate Development Co. Ltd.	232,000	173,813
	Cayman Engley Industrial Co. Ltd.	10,654	14,332
	CCP Contact Probes Co. Ltd.	31,000	43,188
*	Celxpert Energy Corp.	34,390	27,042
	Cenra, Inc.	47,500	57,077
#	Center Laboratories, Inc.	210,084	320,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co. Ltd.	76,880	$63,537
#	Century Iron & Steel Industrial Co. Ltd.	34,000	216,217
	Chailease Holding Co. Ltd.	243,877	1,142,023
	Chain Chon Industrial Co. Ltd.	51,548	28,507
*	ChainQui Construction Development Co. Ltd.	27,000	15,244
	Chaintech Technology Corp.	13,000	17,870
*	Champion Building Materials Co. Ltd.	106,200	32,421
	Champion Microelectronic Corp.	11,000	23,444
	Chang Hwa Commercial Bank Ltd.	903,071	496,235
	Chang Wah Electromaterials, Inc.	116,000	194,994
	Chang Wah Technology Co. Ltd.	130,000	146,044
#	Channel Well Technology Co. Ltd.	60,000	114,822
	Chant Sincere Co. Ltd.	12,000	25,469
	Charoen Pokphand Enterprise	65,000	197,101
	CHC Healthcare Group	46,000	59,310
	CHC Resources Corp.	33,000	69,530
	Chen Full International Co. Ltd.	38,000	50,952
#	Chenbro Micom Co. Ltd.	10,000	86,064
	Cheng Loong Corp.	271,000	200,501
*	Cheng Mei Materials Technology Corp.	167,408	65,513
	Cheng Shin Rubber Industry Co. Ltd.	536,000	769,832
	Cheng Uei Precision Industry Co. Ltd.	139,000	275,296
#	Chenming Electronic Technology Corp.	32,000	155,886
	Chia Chang Co. Ltd.	40,000	53,312

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	219,300	$120,010
	Chicony Electronics Co. Ltd.	257,773	1,299,973
	Chicony Power Technology Co. Ltd.	54,481	211,768
	Chief Telecom, Inc.	8,600	124,809
	Chieftek Precision Co. Ltd.	4,050	11,785
	Chien Kuo Construction Co. Ltd.	44,200	30,056
	Chien Shing Harbour Service Co. Ltd.	9,000	13,814
#	China Airlines Ltd.	1,491,000	1,039,791
#	China Bills Finance Corp.	341,000	157,920
	China Ecotek Corp.	6,000	11,843
	China Electric Manufacturing Corp.	91,530	45,957
	China General Plastics Corp.	116,626	57,869
	China Glaze Co. Ltd.	48,000	30,416
#*	China Man-Made Fiber Corp.	539,861	129,562
#	China Metal Products	121,000	137,865
#	China Motor Corp.	104,200	221,017
#*	China Petrochemical Development Corp.	1,345,069	333,727
	China Steel Chemical Corp.	43,000	129,732
	China Steel Corp.	1,585,000	1,108,554
	China Steel Structure Co. Ltd.	25,000	41,310
	China Wire & Cable Co. Ltd.	31,000	32,759
	Chinese Maritime Transport Ltd.	33,000	43,280
	Ching Feng Home Fashions Co. Ltd.	59,450	61,740
	Chin-Poon Industrial Co. Ltd.	146,000	171,468
	Chipbond Technology Corp.	205,000	400,281
	ChipMOS Technologies, Inc. (8150 TT)	262,133	288,146
	Chlitina Holding Ltd.	14,422	63,251
	Chong Hong Construction Co. Ltd.	64,100	173,258

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chroma ATE, Inc.	43,000	$543,514
	Chun Yuan Steel Industry Co. Ltd.	185,000	104,261
#	Chung Hung Steel Corp.	239,000	152,368
	Chung Hwa Chemical Industrial Works Ltd.	21,000	23,885
	Chung Hwa Food Industrial Co. Ltd.	5,000	13,717
#*	Chung Hwa Pulp Corp.	171,228	98,108
	Chung-Hsin Electric & Machinery Manufacturing Corp.	130,000	632,678
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	19,000	24,926
	Chunghwa Precision Test Tech Co. Ltd.	6,000	108,914
	Chunghwa Telecom Co. Ltd. (2412 TT)	133,000	504,860
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	128,146
	Chyang Sheng Texing Co. Ltd.	19,000	13,914
	Cleanaway Co. Ltd. (8422 TT)	20,000	113,899
#	Clevo Co.	193,000	330,868
*	CMC Magnetics Corp.	450,929	162,552
	C-Media Electronics, Inc.	8,000	12,230
	Collins Co. Ltd.	42,000	23,321
	Compal Electronics, Inc.	1,172,000	1,286,560
#	Compeq Manufacturing Co. Ltd.	442,000	837,141
	Complex Micro Interconnection Co. Ltd.	17,000	27,180
	Compucase Enterprise	24,000	46,593
	Concord International Securities Co. Ltd.	42,570	21,817
*	Concord Securities Co. Ltd.	238,795	100,311
	Continental Holdings Corp.	179,000	155,673

		Shares	Value»
TAIWAN — (Continued)
#	Contrel Technology Co. Ltd.	49,000	$94,398
	Coremax Corp.	31,409	57,810
	Coretronic Corp.	130,000	276,285
#	Co-Tech Development Corp.	90,552	165,402
	Creative Sensor, Inc.	28,800	56,875
*	CSBC Corp. Taiwan	168,000	89,933
	CTBC Financial Holding Co. Ltd.	1,968,563	2,182,298
	CTCI Advanced Systems, Inc.	2,000	10,916
	CTCI Corp.	206,000	280,437
	CTI Traffic Industries Co. Ltd.	6,000	31,311
	Cub Elecparts, Inc.	16,000	47,957
	CviLux Corp.	28,360	46,746
	Cyberlink Corp.	14,000	39,172
	CyberPower Systems, Inc.	17,850	170,348
*	CyberTAN Technology, Inc.	102,000	112,867
	DA CIN Construction Co. Ltd.	88,800	135,240
	Dafeng TV Ltd.	12,000	19,120
	Dah San Electric Wire & Cable Co. Ltd.	11,325	20,363
	Da-Li Development Co. Ltd.	107,534	142,696
	Darfon Electronics Corp.	95,000	142,434
#	Darwin Precisions Corp.	169,000	71,994
	Data Image Corp.	7,000	10,931
	Daxin Materials Corp.	12,900	89,438
	De Licacy Industrial Co. Ltd.	84,811	43,119
	Delpha Construction Co. Ltd.	61,000	73,981
	Delta Electronics, Inc.	76,365	943,175
	Depo Auto Parts Ind Co. Ltd.	49,000	365,549
	DFI, Inc.	8,000	21,203
	Dimerco Data System Corp.	12,704	45,265
	Dimerco Express Corp.	40,614	106,539
	DingZing Advanced Materials, Inc.	5,000	21,961
	D-Link Corp.	202,096	119,188
	Donpon Precision, Inc.	24,000	25,757
	Drewloong Precision, Inc.	5,000	22,988

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Dyaco International, Inc.	41,952	$35,697
#	Dynamic Holding Co. Ltd.	94,086	192,410
	Dynamic Medical Technologies, Inc.	4,400	12,225
	Dynapack International Technology Corp.	48,000	160,343
	E Ink Holdings, Inc.	30,000	280,776
	E.Sun Financial Holding Co. Ltd.	1,778,317	1,512,159
	Eastech Holding Ltd.	9,000	34,258
*	Eastern Media International Corp.	76,985	44,896
	Eclat Textile Co. Ltd.	34,583	578,058
	eCloudvalley Digital Technology Co. Ltd.	11,000	30,927
	ECOVE Environment Corp.	10,000	87,098
*	Edimax Technology Co. Ltd.	97,000	102,652
	Edison Opto Corp.	23,136	18,753
#	Edom Technology Co. Ltd.	72,013	82,296
	eGalax_eMPIA Technology, Inc.	19,695	29,556
*	EirGenix, Inc.	6,000	17,263
	Elan Microelectronics Corp.	105,900	475,794
	E-Lead Electronic Co. Ltd.	17,429	40,795
	E-LIFE MALL Corp.	23,000	59,873
#*	Elite Advanced Laser Corp.	18,768	121,832
#	Elite Material Co. Ltd.	74,000	944,193
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	178,232
	Elitegroup Computer Systems Co. Ltd.	128,000	96,016
	eMemory Technology, Inc.	12,000	1,166,818
	Emerging Display Technologies Corp.	46,000	35,969
	Ennoconn Corp.	30,840	276,692
	Ennostar, Inc.	240,450	346,960
	EnTie Commercial Bank Co. Ltd.	251,000	112,438
	Episil-Precision, Inc.	34,000	59,173
	Eris Technology Corp.	3,000	25,942
	Eson Precision Ind Co. Ltd.	30,000	59,581

		Shares	Value»
TAIWAN — (Continued)
	Eternal Materials Co. Ltd.	272,527	$262,895
	Eurocharm Holdings Co. Ltd.	8,000	51,756
	Eva Airways Corp.	947,922	1,094,757
	Ever Supreme Bio Technology Co. Ltd.	6,000	34,114
*	Everest Textile Co. Ltd.	164,535	36,372
	Evergreen Aviation Technologies Corp.	26,000	74,700
	Evergreen International Storage & Transport Corp.	215,000	204,942
	Evergreen Marine Corp. Taiwan Ltd.	209,872	1,329,774
#	EVERGREEN Steel Corp.	50,000	158,083
#	Everlight Chemical Industrial Corp.	171,405	127,700
#	Everlight Electronics Co. Ltd.	150,000	389,725
*	Evertop Wire Cable Corp.	47,000	32,787
	Excel Cell Electronic Co. Ltd.	19,000	13,483
	Excellence Opto, Inc.	31,000	26,707
	Excelsior Medical Co. Ltd.	46,375	125,754
	EZconn Corp.	5,000	70,446
	Far Eastern Department Stores Ltd.	328,000	260,704
	Far Eastern International Bank	818,032	334,489
	Far Eastern New Century Corp.	803,100	926,718
	Far EasTone Telecommunications Co. Ltd.	393,061	1,085,393
	Faraday Technology Corp.	37,853	268,954
	Farglory F T Z Investment Holding Co. Ltd.	28,563	38,231
	Farglory Land Development Co. Ltd.	97,000	202,828
	FDC International Hotels Corp.	7,000	12,803

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Feature Integration Technology, Inc.	8,000	$17,294
*	Federal Corp.	103,926	70,559
	Feedback Technology Corp.	8,316	35,811
	Feng Hsin Steel Co. Ltd.	165,000	429,176
	Feng TAY Enterprise Co. Ltd.	148,312	651,974
	FIC Global, Inc.	12,000	15,255
	FineTek Co. Ltd.	4,080	19,476
	Firich Enterprises Co. Ltd.	59,000	58,186
*	First Copper Technology Co. Ltd.	27,000	33,328
	First Financial Holding Co. Ltd.	1,539,854	1,296,643
#	First Hi-Tec Enterprise Co. Ltd.	27,554	74,935
	First Hotel	71,000	32,890
	First Insurance Co. Ltd.	96,000	67,829
*	First Steamship Co. Ltd.	280,468	68,058
	FIT Holding Co. Ltd.	52,000	79,576
	Fitipower Integrated Technology, Inc.	26,000	197,988
*	Fittech Co. Ltd.	15,000	75,083
#	FLEXium Interconnect, Inc.	118,112	275,096
	Flytech Technology Co. Ltd.	31,297	83,277
	FocalTech Systems Co. Ltd.	46,000	119,279
#	Forcecon Tech Co. Ltd.	21,595	101,837
*	Forest Water Environment Engineering Co. Ltd.	18,000	22,809
	Formosa Advanced Technologies Co. Ltd.	62,000	65,561
	Formosa Chemicals & Fibre Corp.	404,000	481,966
	Formosa International Hotels Corp.	20,672	128,417
	Formosa Laboratories, Inc.	40,544	112,820
	Formosa Oilseed Processing Co. Ltd.	14,700	40,755

		Shares	Value»
TAIWAN — (Continued)
	Formosa Optical Technology Co. Ltd.	10,000	$31,351
	Formosa Petrochemical Corp.	128,000	191,667
#	Formosa Plastics Corp.	459,000	673,124
#	Formosa Sumco Technology Corp.	23,000	84,215
#	Formosa Taffeta Co. Ltd.	301,000	185,188
	Formosan Rubber Group, Inc.	96,399	76,157
	Formosan Union Chemical	127,945	89,653
	Fortune Electric Co. Ltd.	27,300	456,962
	Founding Construction & Development Co. Ltd.	72,000	45,132
#	Foxconn Technology Co. Ltd.	221,535	547,944
	Foxsemicon Integrated Technology, Inc.	36,357	382,023
	Franbo Lines Corp.	92,000	52,717
	Froch Enterprise Co. Ltd.	89,000	50,545
	FSP Technology, Inc.	45,000	81,336
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	12,090
	Fu Hua Innovation Co. Ltd.	69,948	67,619
	Fubon Financial Holding Co. Ltd.	662,568	1,850,856
	Fulgent Sun International Holding Co. Ltd.	43,432	144,711
	Fullerton Technology Co. Ltd.	51,000	35,977
#*	Fulltech Fiber Glass Corp.	134,759	88,596
	Fusheng Precision Co. Ltd.	37,000	340,845
	Fwusow Industry Co. Ltd.	60,471	32,304
	G Shank Enterprise Co. Ltd.	51,888	139,219

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	54,000	$131,751
*	GCS Holdings, Inc.	18,000	37,284
	GEM Services, Inc.	25,210	56,485
#	Gemtek Technology Corp.	153,000	166,955
*	General Interface Solution Holding Ltd.	88,000	154,718
	General Plastic Industrial Co. Ltd.	20,480	22,946
	Generalplus Technology, Inc.	19,000	31,788
	Genesys Logic, Inc.	21,000	94,823
#	Genius Electronic Optical Co. Ltd.	35,616	490,846
	Genovate Biotechnology Co. Ltd.	13,390	9,260
	GeoVision, Inc.	22,977	43,558
#	Getac Holdings Corp.	163,000	559,307
	GFC Ltd.	15,000	47,578
	Giant Manufacturing Co. Ltd.	75,994	428,457
#	Giantplus Technology Co. Ltd.	117,000	59,336
#	Gigabyte Technology Co. Ltd.	75,000	591,128
*	Gigasolar Materials Corp.	16,790	47,383
*	Gigastorage Corp.	129,000	72,880
	Global Brands Manufacture Ltd.	111,320	200,533
	Global Lighting Technologies, Inc.	23,000	51,945
	Global Mixed Mode Technology, Inc.	21,000	146,054
	Global PMX Co. Ltd.	9,000	36,365
	Global Unichip Corp.	18,000	672,896
	Globalwafers Co. Ltd.	41,000	533,701
	Globe Union Industrial Corp.	110,048	56,363
#	Gloria Material Technology Corp.	165,680	235,590
*	GlycoNex, Inc.	13,000	10,591
	Gold Circuit Electronics Ltd.	86,000	494,033
	Goldsun Building Materials Co. Ltd.	284,338	470,736
	Good Will Instrument Co. Ltd.	25,000	33,407
	Gordon Auto Body Parts	24,000	25,806

		Shares	Value»
TAIWAN — (Continued)
	Gourmet Master Co. Ltd.	31,237	$85,699
	Grand Fortune Securities Co. Ltd.	82,159	32,592
#*	Grand Pacific Petrochemical	451,478	169,138
	Grand Process Technology Corp.	2,000	97,029
	GrandTech CG Systems, Inc.	22,775	42,559
	Grape King Bio Ltd.	38,000	177,861
	Great China Metal Industry	77,000	54,919
	Great Taipei Gas Co. Ltd.	75,000	70,632
	Great Tree Pharmacy Co. Ltd.	27,014	147,731
	Great Wall Enterprise Co. Ltd.	220,571	351,280
	Greatek Electronics, Inc.	148,000	264,875
	Green World FinTech Service Co. Ltd.	28,000	70,594
	Group Up Industrial Co. Ltd.	10,000	84,883
	GTM Holdings Corp.	52,000	55,036
	Gudeng Precision Industrial Co. Ltd.	11,393	188,577
*	Hai Kwang Enterprise Corp.	22,050	12,487
	Hannstar Board Corp.	117,393	201,862
#*	HannStar Display Corp.	842,000	236,452
*	HannsTouch Holdings Co.	188,079	63,967
	Hanpin Electron Co. Ltd.	14,000	20,799
	Harvatek Corp.	62,000	43,082
	Heran Co. Ltd.	9,000	29,299
	Hey Song Corp.	106,000	136,596
	Hi-Clearance, Inc.	8,000	34,563
*	Highlight Tech Corp.	19,096	34,968
	Highwealth Construction Corp.	406,329	510,394
	Hi-Lai Foods Co. Ltd.	6,000	28,664
	HIM International Music, Inc.	11,900	42,939
	Hiroca Holdings Ltd.	26,000	24,689
	Hitron Technology, Inc.	38,559	37,324
#	Hiwin Technologies Corp.	52,949	385,627
	Hiyes International Co. Ltd.	10,379	47,773

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ho Tung Chemical Corp.	340,125	$89,012
	Hocheng Corp.	105,780	56,906
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	47,765
	Holiday Entertainment Co. Ltd.	15,300	38,937
	Holy Stone Enterprise Co. Ltd.	49,425	137,040
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	4,785,654
	Hong Pu Real Estate Development Co. Ltd.	97,000	86,957
	Hong TAI Electric Industrial	66,000	68,061
	Hong YI Fiber Industry Co.	56,000	28,855
	Horizon Securities Co. Ltd.	119,780	42,109
#	Hota Industrial Manufacturing Co. Ltd.	70,263	120,567
#	Hotai Finance Co. Ltd.	69,490	196,118
	Hotai Motor Co. Ltd.	61,180	1,231,251
*	Hotron Precision Electronic Industrial Co. Ltd.	20,031	20,451
	Hsin Kuang Steel Co. Ltd.	74,000	127,095
	Hsin Yung Chien Co. Ltd.	12,390	36,678
	Hsing TA Cement Co.	70,000	40,187
#*	HTC Corp.	230,000	311,824
	Hu Lane Associate, Inc.	23,293	121,558
	HUA ENG Wire & Cable Co. Ltd.	132,000	119,014
	Hua Nan Financial Holdings Co. Ltd.	1,146,405	903,994
	Hua Yu Lien Development Co. Ltd.	18,000	72,747
	Huaku Development Co. Ltd.	91,300	332,435
	Huang Hsiang Construction Corp.	15,000	26,527

		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	54,000	$53,008
	Hung Sheng Construction Ltd.	147,664	119,465
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	38,263
	Hwacom Systems, Inc.	35,000	25,454
	Hwang Chang General Contractor Co. Ltd.	36,830	110,082
	Ibase Technology, Inc.	34,000	77,420
	IBF Financial Holdings Co. Ltd.	1,246,512	569,106
	ICARES Medicus, Inc.	4,400	18,804
#	Ichia Technologies, Inc.	119,000	147,431
#	I-Chiun Precision Industry Co. Ltd.	40,426	152,656
*	Ideal Bike Corp.	33,000	8,904
	IEI Integration Corp.	47,340	111,630
#*	In Win Development, Inc.	10,000	31,449
	Infortrend Technology, Inc.	88,000	98,378
	Info-Tek Corp.	20,000	24,523
	Ingentec Corp.	2,100	13,539
	Innodisk Corp.	24,523	194,917
	Innolux Corp.	1,978,504	953,833
	Inpaq Technology Co. Ltd.	23,945	58,708
#	Insyde Software Corp.	13,200	213,117
	Intai Technology Corp.	12,400	43,452
	Integrated Service Technology, Inc.	27,109	157,251
*	IntelliEPI, Inc.	6,000	13,847
	Interactive Digital Technologies, Inc.	5,000	13,169
*	International CSRC Investment Holdings Co.	291,562	135,379
	International Games System Co. Ltd.	45,000	1,419,851
	Inventec Corp.	364,000	503,426
	Iron Force Industrial Co. Ltd.	14,519	49,582

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	$40,762
	ITE Technology, Inc.	50,000	208,473
	ITEQ Corp.	86,029	203,040
	Jarllytec Co. Ltd.	21,000	96,718
	Jean Co. Ltd.	53,562	38,641
	Jentech Precision Industrial Co. Ltd.	4,998	224,444
	Jetway Information Co. Ltd.	12,000	19,288
	Jetwell Computer Co. Ltd.	6,000	25,669
	Jia Wei Lifestyle, Inc.	20,442	44,485
	Jih Lin Technology Co. Ltd.	28,000	54,890
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	29,786
#	Jinan Acetate Chemical Co. Ltd.	15,107	396,227
	Johnson Health Tech Co. Ltd.	23,000	106,819
	JPC connectivity, Inc.	15,250	83,455
#	JPP Holding Co. Ltd.	9,000	44,019
	JSL Construction & Development Co. Ltd.	15,717	42,365
	K Laser Technology, Inc.	44,000	29,475
	Kaimei Electronic Corp.	31,120	61,422
	Kaori Heat Treatment Co. Ltd.	19,000	185,402
	Kedge Construction Co. Ltd.	12,067	27,069
	Keding Enterprises Co. Ltd.	3,000	12,021
	KEE TAI Properties Co. Ltd.	164,430	81,534
	Kenda Rubber Industrial Co. Ltd.	213,316	197,191
	Kerry TJ Logistics Co. Ltd.	67,000	83,685
*	Key Ware Electronics Co. Ltd.	61,831	26,185
	Keystone Microtech Corp.	6,000	61,128
	KGI Financial Holding Co. Ltd.	2,610,354	1,345,048
	KHGEARS International Ltd.	7,000	35,142
	Kindom Development Co. Ltd.	91,200	128,002

		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	36,340	$44,414
	King Slide Works Co. Ltd.	8,000	300,544
#	King Yuan Electronics Co. Ltd.	511,000	1,925,907
#	King’s Town Bank Co. Ltd.	288,000	441,791
#*	King’s Town Construction Co. Ltd.	34,000	79,123
	Kinik Co.	14,000	131,266
	Kinko Optical Co. Ltd.	42,365	32,796
	Kinpo Electronics	566,000	424,493
	Kinsus Interconnect Technology Corp.	121,000	396,160
	KMC Kuei Meng International, Inc.	17,300	73,166
	KNH Enterprise Co. Ltd.	76,000	45,096
	Ko Ja Cayman Co. Ltd.	5,000	7,624
	KS Terminals, Inc.	32,000	75,060
	Kung Long Batteries Industrial Co. Ltd.	21,000	96,485
*	Kung Sing Engineering Corp.	190,573	68,350
#	Kuo Toong International Co. Ltd.	80,315	150,720
*	Kuo Yang Construction Co. Ltd.	84,360	54,753
	Kwong Lung Enterprise Co. Ltd.	34,000	59,598
	L&K Engineering Co. Ltd.	72,762	503,346
	La Kaffa International Co. Ltd.	11,000	35,112
*	LAN FA Textile	93,000	28,715
	Lanner Electronics, Inc.	31,850	87,837
	Largan Precision Co. Ltd. (3008 TT)	12,000	840,488
	Laser Tek Taiwan Co. Ltd.	13,300	27,859
	Laster Tech Corp. Ltd.	36,000	42,723
*	Leader Electronics, Inc.	43,000	23,863
	Leadtrend Technology Corp.	12,000	29,559

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Lealea Enterprise Co. Ltd.	352,560	$98,946
	LEE CHI Enterprises Co. Ltd.	56,000	25,962
	Lelon Electronics Corp.	28,000	62,358
	Lemtech Holdings Co. Ltd.	9,656	31,052
	Leo Systems, Inc.	20,000	20,488
*	Leofoo Development Co. Ltd.	19,000	10,297
*	Li Peng Enterprise Co. Ltd.	236,600	58,329
	Lian HWA Food Corp.	28,776	100,401
	Lida Holdings Ltd.	28,240	22,843
	Lien Hwa Industrial Holdings Corp.	183,891	341,471
	Lingsen Precision Industries Ltd.	117,000	68,994
	Lintes Technology Co. Ltd.	6,000	32,543
	Lion Travel Service Co. Ltd.	27,000	113,269
	Lite-On Technology Corp.	270,417	847,702
	Liton Technology Corp.	10,000	10,693
*	Long Bon International Co. Ltd.	76,100	50,408
	Long Da Construction & Development Corp.	61,000	66,323
*	Longchen Paper & Packaging Co. Ltd.	278,641	115,836
	Longwell Co.	24,000	57,940
#	Loop Telecommunication International, Inc.	14,000	31,388
	Lotes Co. Ltd.	16,700	849,336
#	Lotus Pharmaceutical Co. Ltd.	45,000	349,259
	Lucky Cement Corp.	35,000	15,940
	Lumax International Corp. Ltd.	24,440	82,748
*	Lung Yen Life Service Corp.	59,000	84,625
	Lungteh Shipbuilding Co. Ltd.	15,750	54,745
#	Luxe Green Energy Technology Co. Ltd.	29,344	24,087
	LuxNet Corp.	16,000	67,341
	M3 Technology, Inc.	9,000	29,049

		Shares	Value»
TAIWAN — (Continued)
#	M31 Technology Corp.	2,640	$59,854
	Macauto Industrial Co. Ltd.	17,000	32,484
	Machvision, Inc.	8,358	91,822
	Macroblock, Inc.	15,000	36,232
#	Macronix International Co. Ltd.	757,798	564,303
	Makalot Industrial Co. Ltd.	42,702	458,127
	Marketech International Corp.	24,000	112,481
	Materials Analysis Technology, Inc.	18,151	150,792
	Maxigen Biotech, Inc.	18,000	23,593
	Mayer Steel Pipe Corp.	76,800	65,511
	Mechema Chemicals International Corp.	16,000	35,073
*	Medeon Biodesign, Inc.	13,649	19,745
	MediaTek, Inc.	81,000	3,153,181
	Mega Financial Holding Co. Ltd.	750,626	914,559
*	Megaforce Co. Ltd.	26,000	23,804
	Meiloon Industrial Co.	40,600	46,741
*	Mercuries & Associates Holding Ltd.	173,609	90,595
	Mercuries Data Systems Ltd.	30,000	24,528
#*	Mercuries Life Insurance Co. Ltd.	994,610	211,602
	Merida Industry Co. Ltd.	68,000	370,380
	Merry Electronics Co. Ltd.	60,757	198,369
	METAAGE Corp.	14,000	20,356
*	Microbio Co. Ltd.	107,099	126,127
	Micro-Star International Co. Ltd.	184,000	1,006,507
	Mildef Crete, Inc.	18,000	51,853
	MIN AIK Technology Co. Ltd.	37,600	31,993
	Mitac Holdings Corp.	403,560	563,120
	MJ International Co. Ltd.	11,000	17,010
*	Mobiletron Electronics Co. Ltd.	13,000	17,659
	momo.com, Inc.	18,824	218,433
*	MOSA Industrial Corp.	30,297	21,444
*	Mosel Vitelic, Inc.	21,000	21,048

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Motech Industries, Inc.	82,000	$60,936
	MPI Corp.	9,000	221,668
	MSSCORPS Co. Ltd.	15,721	98,606
*	My Humble House Hospitality Management Consulting	19,000	34,042
	Nak Sealing Technologies Corp.	25,000	88,807
	Namchow Holdings Co. Ltd.	63,000	107,519
	Nan Liu Enterprise Co. Ltd.	7,000	15,343
	Nan Pao Resins Chemical Co. Ltd.	15,000	131,878
*	Nan Ren Lake Leisure Amusement Co. Ltd.	32,000	15,804
	Nan Ya Plastics Corp.	635,000	818,150
	Nan Ya Printed Circuit Board Corp.	61,000	246,254
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	18,741
	Nantex Industry Co. Ltd.	94,780	102,006
#*	Nanya Technology Corp.	308,432	399,402
	National Aerospace Fasteners Corp.	8,000	21,672
	National Petroleum Co. Ltd.	12,000	24,205
	Netronix, Inc.	17,000	61,600
*	New Asia Construction & Development Corp.	60,000	22,296
	New Best Wire Industrial Co. Ltd.	14,400	14,916
*	Newmax Technology Co. Ltd.	26,000	22,089
	Nexcom International Co. Ltd.	13,000	19,300
	Nextronics Engineering Corp.	7,000	23,564
	Nichidenbo Corp.	52,030	97,554
	Nidec Chaun-Choung Technology Corp.	13,000	84,006
	Nien Hsing Textile Co. Ltd.	51,245	31,792
	Nien Made Enterprise Co. Ltd.	55,000	819,568

		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co. Ltd.	15,869	$22,255
	Nishoku Technology, Inc.	16,000	65,440
	Nova Technology Corp.	10,000	57,327
#	Novatek Microelectronics Corp.	80,000	1,236,107
	Nuvoton Technology Corp.	62,000	192,318
	O-Bank Co. Ltd.	458,620	140,042
*	Ocean Plastics Co. Ltd.	52,000	54,826
	OK Biotech Co. Ltd.	18,857	14,123
*	Oneness Biotech Co. Ltd.	47,571	187,163
	Orient Europharma Co. Ltd.	8,000	12,099
	Orient Semiconductor Electronics Ltd.	146,107	172,810
	Oriental Union Chemical Corp.	143,000	78,310
	O-TA Precision Industry Co. Ltd.	21,422	55,191
	Pacific Construction Co.	29,000	9,218
	Pacific Hospital Supply Co. Ltd.	16,496	45,603
*	Paiho Shih Holdings Corp.	58,159	54,298
	Pan Asia Chemical Corp.	51,120	23,208
	Pan German Universal Motors Ltd.	5,000	45,146
	Pan Jit International, Inc.	131,700	225,084
	Pan-International Industrial Corp.	165,000	190,753
	Panion & BF Biotech, Inc.	17,000	45,132
	Parade Technologies Ltd.	24,000	522,474
*	Paragon Technologies Co. Ltd.	8,784	8,672
	Parpro Corp.	19,000	17,186
*	PChome Online, Inc.	35,268	53,023
	PCL Technologies, Inc.	27,379	90,376
	P-Duke Technology Co. Ltd.	23,968	65,244
	Pegatron Corp.	393,000	1,191,641

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pegavision Corp.	15,684	$181,798
	PharmaEngine, Inc.	27,000	85,402
*	PharmaEssentia Corp.	5,219	102,067
*	Phihong Technology Co. Ltd.	91,000	106,051
	Phison Electronics Corp.	40,000	574,056
	Phoenix Silicon International Corp.	42,000	156,536
	Phoenix Tours International, Inc.	12,000	22,636
*	Phytohealth Corp.	18,000	9,722
	Pixart Imaging, Inc.	39,000	290,644
	Planet Technology Corp.	14,000	70,338
	Plastron Precision Co. Ltd.	51,126	25,841
	Polytronics Technology Corp.	12,564	27,047
	Posiflex Technology, Inc.	14,000	89,649
	Pou Chen Corp.	613,000	716,699
	Power Wind Health Industry, Inc.	11,968	43,142
#*	Powerchip Semiconductor Manufacturing Corp.	803,000	443,382
	Powertech Technology, Inc.	289,000	1,125,339
	Poya International Co. Ltd.	20,353	316,338
	President Chain Store Corp.	79,000	725,365
	President Securities Corp.	455,652	362,352
	Primax Electronics Ltd.	181,000	451,762
*	Prime Electronics & Satellitics, Inc.	23,000	10,794
#	Prince Housing & Development Corp.	421,000	135,713
#	Princeton Technology Corp.	41,000	25,252
	Pro Hawk Corp.	6,000	30,087
	Progate Group Corp.	4,176	21,759
#	Promate Electronic Co. Ltd.	57,000	145,170
	Prosperity Dielectrics Co. Ltd.	35,086	48,564
	PSS Co. Ltd.	5,000	20,537
#	Qisda Corp.	388,000	431,705

		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	30,563	$63,298
	Qualipoly Chemical Corp.	21,000	28,617
	Quang Viet Enterprise Co. Ltd.	17,000	54,152
	Quanta Computer, Inc.	72,000	653,856
	Quanta Storage, Inc.	62,000	182,334
*	Quintain Steel Co. Ltd.	68,209	25,182
#	Radiant Opto-Electronics Corp.	159,000	1,034,922
*	Radium Life Tech Co. Ltd.	247,437	73,576
	Rafael Microelectronics, Inc.	3,821	15,409
	Raydium Semiconductor Corp.	18,000	188,773
	Realtek Semiconductor Corp.	27,000	396,156
	Rechi Precision Co. Ltd.	119,000	95,212
	Rexon Industrial Corp. Ltd.	29,000	30,999
*	Rich Development Co. Ltd.	258,530	79,810
*	Right WAY Industrial Co. Ltd.	42,000	17,800
*	Ritek Corp.	311,084	136,705
	Rodex Fasteners Corp.	13,000	16,575
	Ruby Tech Corp.	13,390	22,561
	Ruentex Development Co. Ltd.	372,888	535,320
	Ruentex Engineering & Construction Co.	26,600	109,747
	Ruentex Industries Ltd.	176,904	417,453
	Run Long Construction Co. Ltd.	134,200	200,600
	Sakura Development Co. Ltd.	61,695	96,613
	Sampo Corp.	104,400	93,136
	San Fang Chemical Industry Co. Ltd.	75,679	105,296
	San Far Property Ltd.	66,925	50,832

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	San Fu Chemical Co. Ltd.	12,000	$47,035
	San Lien Technology Corp. Ltd.	6,300	18,059
	San Shing Fastech Corp.	44,000	76,719
	Sanitar Co. Ltd.	13,000	16,338
#	Sanyang Motor Co. Ltd.	153,000	330,501
	Savior Lifetec Corp.	72,074	49,161
	SCI Pharmtech, Inc.	17,901	49,768
	Scientech Corp.	5,000	68,585
	ScinoPharm Taiwan Ltd.	50,000	37,363
	SciVision Biotech, Inc.	7,000	21,905
	SDI Corp.	40,000	146,980
*	Sea Sonic Electronics Co. Ltd.	19,000	37,893
	Senao International Co. Ltd.	28,000	30,500
	Senao Networks, Inc.	11,630	50,257
	Sensortek Technology Corp.	9,000	71,801
	Sercomm Corp.	85,000	289,567
	Sesoda Corp.	79,104	97,411
	Shanghai Commercial & Savings Bank Ltd.	860,903	1,069,447
	Shan-Loong Transportation Co. Ltd.	44,000	27,748
	Sharehope Medicine Co. Ltd.	17,681	16,405
	Sheh Fung Screws Co. Ltd.	11,000	20,031
	Sheng Yu Steel Co. Ltd.	40,000	32,572
	ShenMao Technology, Inc.	21,000	43,217
	Shieh Yih Machinery Industry Co. Ltd.	28,000	34,041
	Shih Her Technologies, Inc.	19,000	82,251
*	Shih Wei Navigation Co. Ltd.	165,666	89,413
	Shihlin Electric & Engineering Corp.	64,000	400,354
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	12,765
	Shin Hsiung Natural Gas Co. Ltd.	14,677	22,211

		Shares	Value»
TAIWAN — (Continued)
*	Shin Kong Financial Holding Co. Ltd.	3,422,879	$1,211,173
	Shin Ruenn Development Co. Ltd.	14,950	27,553
#	Shin Zu Shing Co. Ltd.	54,673	292,488
	Shinfox Energy Co. Ltd.	15,000	54,004
#*	Shining Building Business Co. Ltd.	191,632	62,028
	Shinkong Insurance Co. Ltd.	78,000	237,270
	Shinkong Synthetic Fibers Corp.	548,000	258,703
	Shinkong Textile Co. Ltd.	27,000	38,485
	Shiny Chemical Industrial Co. Ltd.	25,360	131,981
#	ShunSin Technology Holding Ltd.	11,000	69,460
	Shuttle, Inc.	77,000	48,317
	Sigurd Microelectronics Corp.	233,226	527,397
	Silergy Corp.	16,000	248,230
	Silicon Integrated Systems Corp.	87,000	206,468
	Silicon Power Computer & Communications, Inc.	16,000	15,517
	Simplo Technology Co. Ltd.	34,600	364,740
#	Sinbon Electronics Co. Ltd.	60,064	491,664
	Sincere Navigation Corp.	133,900	107,787
	Sinher Technology, Inc.	28,000	30,956
	Sinmag Equipment Corp.	17,420	77,100
	Sino-American Silicon Products, Inc.	197,000	953,474
	Sinon Corp.	180,000	233,701
	SinoPac Financial Holdings Co. Ltd.	1,945,782	1,381,267
	Sinopower Semiconductor, Inc.	7,000	22,558
	Sinphar Pharmaceutical Co. Ltd.	32,767	31,435
	Sinyi Realty, Inc.	80,544	75,163

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sirtec International Co. Ltd.	42,800	$47,601
	Sitronix Technology Corp.	51,000	349,404
	Siward Crystal Technology Co. Ltd.	64,000	57,062
	Soft-World International Corp.	21,000	89,078
#	Solar Applied Materials Technology Corp.	117,398	225,189
	Solteam, Inc.	11,849	19,272
*	Solytech Enterprise Corp.	26,000	10,310
	Sonix Technology Co. Ltd.	50,000	72,191
	Southeast Cement Co. Ltd.	63,000	42,525
	Speed Tech Corp.	28,000	42,629
	Sporton International, Inc.	26,330	171,813
	St. Shine Optical Co. Ltd.	18,000	117,864
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	63,284
	Standard Foods Corp.	105,402	123,454
	Stark Technology, Inc.	19,200	77,323
#	S-Tech Corp.	52,000	53,114
	STL Technology Co. Ltd.	11,000	11,566
	Sumeeko Industries Co. Ltd.	8,000	26,879
*	Sun Yad Construction Co. Ltd.	51,149	23,295
	Sunfun Info Co. Ltd.	3,937	35,847
	Sunjuice Holdings Co. Ltd.	5,000	21,898
*	Sunko INK Co. Ltd.	55,250	35,387
	SunMax Biotechnology Co. Ltd.	11,000	90,841
	Sunny Friend Environmental Technology Co. Ltd.	23,737	70,585
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	224,287
	Sunplus Innovation Technology, Inc.	6,000	31,683

		Shares	Value»
TAIWAN — (Continued)
*	Sunplus Technology Co. Ltd.	183,000	$164,679
	Sunrex Technology Corp.	34,561	59,603
	Sunspring Metal Corp.	41,351	42,286
#	Supreme Electronics Co. Ltd.	169,487	344,510
	Swancor Holding Co. Ltd.	20,000	64,085
	Sweeten Real Estate Development Co. Ltd.	24,719	23,961
	Symtek Automation Asia Co. Ltd.	16,111	99,420
	Syncmold Enterprise Corp.	45,000	140,225
	Synmosa Biopharma Corp.	71,649	80,745
	Synnex Technology International Corp.	300,250	659,490
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	23,162
	Syscom Computer Engineering Co.	18,000	30,085
	Systex Corp.	51,000	208,716
	T3EX Global Holdings Corp.	35,039	92,781
#	TA Chen Stainless Pipe	472,820	476,212
#	Ta Ya Electric Wire & Cable	130,382	183,552
	Tah Hsin Industrial Corp.	16,011	35,176
	TA-I Technology Co. Ltd.	34,750	50,241
*	Tai Tung Communication Co. Ltd.	28,511	24,149
	Taichung Commercial Bank Co. Ltd.	1,428,459	785,963
	TaiDoc Technology Corp.	16,471	80,682
#	Taiflex Scientific Co. Ltd.	73,280	119,483
	Taimide Tech, Inc.	34,450	47,279
	Tainan Enterprises Co. Ltd.	37,000	42,536
	Tainan Spinning Co. Ltd.	467,240	220,432
*	Tainergy Tech Co. Ltd.	16,000	7,382

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co. Ltd.	27,000	$21,532
	Taishin Financial Holding Co. Ltd.	1,962,933	1,042,945
	TaiSol Electronics Co. Ltd.	17,000	33,865
*	Taisun Enterprise Co. Ltd.	69,000	42,793
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	75,636
	Taiwan Business Bank	2,081,027	1,001,044
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	44,432
	Taiwan Cogeneration Corp.	139,728	186,517
	Taiwan Cooperative Financial Holding Co. Ltd.	1,434,319	1,121,453
	Taiwan Environment Scientific Co. Ltd.	12,000	21,906
	Taiwan FamilyMart Co. Ltd.	14,000	82,468
	Taiwan Fertilizer Co. Ltd.	231,000	409,410
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	83,646
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	58,923
#*	Taiwan Glass Industry Corp.	400,046	240,745
	Taiwan High Speed Rail Corp.	306,000	277,530
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	485,345
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	82,388
*	Taiwan IC Packaging Corp.	25,000	13,852
††	Taiwan Land Development Corp.	269,666	4,229
	Taiwan Line Tek Electronic	31,390	29,230
#	Taiwan Mask Corp.	58,000	97,875
	Taiwan Mobile Co. Ltd.	407,000	1,434,453
	Taiwan Navigation Co. Ltd.	88,000	84,324
	Taiwan Paiho Ltd.	103,000	257,041

		Shares	Value»
TAIWAN — (Continued)
	Taiwan PCB Techvest Co. Ltd.	101,000	$117,875
#	Taiwan Sakura Corp.	51,200	132,223
	Taiwan Sanyo Electric Co. Ltd.	28,000	34,638
	Taiwan Secom Co. Ltd.	88,000	372,567
	Taiwan Semiconductor Co. Ltd.	69,000	133,520
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	36,690,593
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	19,714,602
#	Taiwan Shin Kong Security Co. Ltd.	74,560	96,044
*	Taiwan Styrene Monomer	119,000	44,605
	Taiwan Surface Mounting Technology Corp.	78,800	258,888
	Taiwan Taxi Co. Ltd.	11,292	40,072
*	Taiwan TEA Corp.	281,000	181,356
	Taiwan Union Technology Corp.	72,000	356,525
#	Taiwan-Asia Semiconductor Corp.	117,889	126,104
	Taiyen Biotech Co. Ltd.	42,000	43,831
*	Tatung Co. Ltd.	318,000	434,022
#	TCC Group Holdings Co. Ltd.	923,102	917,026
	TCI Co. Ltd.	30,256	124,712
	Te Chang Construction Co. Ltd.	29,000	55,473
	Teco Electric & Machinery Co. Ltd.	440,000	672,521
	Tehmag Foods Corp.	8,560	81,522
	Tera Autotech Corp.	29,187	24,125
	Test Research, Inc.	42,000	171,796
	Test Rite International Co. Ltd.	62,000	39,399
	Thermaltake Technology Co. Ltd.	19,000	21,639
	Thinking Electronic Industrial Co. Ltd.	24,000	120,916
	Thye Ming Industrial Co. Ltd.	44,800	92,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ton Yi Industrial Corp.	294,000	$149,731
	Tong Hsing Electronic Industries Ltd.	67,233	266,101
	Tong Yang Industry Co. Ltd.	129,000	426,569
#	Tong-Tai Machine & Tool Co. Ltd.	85,060	82,987
	Top Union Electronics Corp.	24,539	24,190
	Topco Scientific Co. Ltd.	50,288	485,465
	Topco Technologies Corp.	8,000	17,424
	Topkey Corp.	26,000	185,722
	Topoint Technology Co. Ltd.	65,200	78,571
	Toung Loong Textile Manufacturing	42,840	30,068
*	TPK Holding Co. Ltd.	114,000	147,294
	Trade-Van Information Services Co.	11,000	26,582
	Transcend Information, Inc.	57,000	169,865
	Transcom, Inc.	9,680	40,585
	Tripod Technology Corp.	149,000	879,484
	Trusval Technology Co. Ltd.	7,000	48,341
	Tsann Kuen Enterprise Co. Ltd.	11,226	11,600
	TSC Auto ID Technology Co. Ltd.	10,680	74,069
#	TSEC Corp.	149,790	99,654
	TSRC Corp.	201,000	151,633
	Ttet Union Corp.	12,000	57,141
	TTFB Co. Ltd.	4,989	31,442
	TTY Biopharm Co. Ltd.	60,000	136,887
*	Tul Corp.	19,000	44,038
	Tung Ho Steel Enterprise Corp.	248,570	568,230
	Tung Thih Electronic Co. Ltd.	20,900	64,280
	TURVO International Co. Ltd.	10,410	51,750
	TXC Corp.	99,000	358,755
#	TYC Brother Industrial Co. Ltd.	116,000	212,394
	Tycoons Group Enterprise	100,991	30,699
*	Tyntek Corp.	110,000	74,385

		Shares	Value»
TAIWAN — (Continued)
#	TZE Shin International Co. Ltd.	42,000	$29,167
*	U-BEST Innovative Technology Co. Ltd.	32,000	17,966
	UDE Corp.	34,000	94,348
	U-Ming Marine Transport Corp.	189,000	325,835
	Unic Technology Corp.	28,000	31,232
	Unimicron Technology Corp.	193,000	942,571
	Union Bank of Taiwan	720,360	339,803
	Uni-President Enterprises Corp.	1,128,560	3,160,417
	Unitech Computer Co. Ltd.	14,000	15,603
*	Unitech Printed Circuit Board Corp.	198,586	183,595
*	United Alloy-Tech Co.	16,000	18,022
	United Integrated Services Co. Ltd.	47,000	488,176
	United Microelectronics Corp. (2303 TT)	811,000	1,170,067
	United Orthopedic Corp.	24,422	74,228
	United Recommend International Co. Ltd.	16,858	30,817
#*	United Renewable Energy Co. Ltd.	509,206	176,074
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Univacco Technology, Inc.	17,000	29,494
	Universal Cement Corp.	213,397	200,421
	Universal Vision Biotechnology Co. Ltd.	15,476	104,922
#	UPC Technology Corp.	321,221	110,465
*	UPI Semiconductor Corp.	14,000	106,133
	Userjoy Technology Co. Ltd.	9,794	24,480
#	USI Corp.	326,204	141,633
	Utechzone Co. Ltd.	15,000	60,804
	UVAT Technology Co. Ltd.	9,000	26,118
	Value Valves Co. Ltd.	10,000	29,635

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Vanguard International Semiconductor Corp.	264,146	$779,682
	Ve Wong Corp.	18,000	26,632
	Ventec International Group Co. Ltd.	21,000	45,417
	Viking Tech Corp.	16,000	23,944
	Visco Vision, Inc.	13,000	87,215
	VisEra Technologies Co. Ltd.	15,000	127,790
	Visual Photonics Epitaxy Co. Ltd.	34,500	148,580
	Vivotek, Inc.	9,000	32,805
	Voltronic Power Technology Corp.	15,442	1,015,531
	Wafer Works Corp.	194,048	175,003
#	Waffer Technology Corp.	55,463	120,924
	Wah Hong Industrial Corp.	27,000	35,963
	Wah Lee Industrial Corp.	76,500	287,370
	Walsin Lihwa Corp.	669,038	613,176
#	Walsin Technology Corp.	105,398	323,856
	Walton Advanced Engineering, Inc.	127,000	62,983
	Wan Hai Lines Ltd.	136,500	361,386
	WEI Chih Steel Industrial Co. Ltd.	31,000	22,176
	Wei Chuan Foods Corp.	104,000	57,994
#	Weikeng Industrial Co. Ltd.	134,734	145,111
	Well Shin Technology Co. Ltd.	34,000	66,054
	Welldone Co.	8,000	11,910
	Wholetech System Hitech Ltd.	19,000	61,273
#*	Win Semiconductors Corp.	112,840	417,819
#*	Winbond Electronics Corp.	1,076,936	637,428
	Winmate, Inc.	13,000	55,434
#	Winstek Semiconductor Co. Ltd.	28,000	89,785
	WinWay Technology Co. Ltd.	4,000	160,333
	Wisdom Marine Lines Co. Ltd.	158,236	359,105
*	Wiselink Co. Ltd.	24,313	72,675
#	Wistron Corp.	448,288	1,506,770
	Wistron NeWeb Corp.	112,796	421,472

		Shares	Value»
TAIWAN — (Continued)
	WITS Corp.	10,329	$36,814
	Wiwynn Corp.	11,000	625,377
	Wonderful Hi-Tech Co. Ltd.	44,357	47,794
	Wowprime Corp.	35,184	261,292
	WPG Holdings Ltd.	425,520	966,810
	WT Microelectronics Co. Ltd.	110,829	372,969
	WUS Printed Circuit Co. Ltd.	70,735	111,358
*	XAC Automation Corp.	17,000	13,313
	XinTec, Inc.	16,000	103,241
	X-Legend Entertainment Co. Ltd.	8,000	25,291
	Xxentria Technology Materials Corp.	60,813	112,113
	Ya Horng Electronic Co. Ltd.	6,000	10,498
	Yageo Corp.	54,293	923,438
	Yang Ming Marine Transport Corp.	243,215	499,325
	Yankey Engineering Co. Ltd.	18,022	172,818
	YC INOX Co. Ltd.	127,511	86,022
#	Yea Shin International Development Co. Ltd.	101,236	95,878
*	Yeh-Chiang Technology Corp.	10,000	11,454
	Yem Chio Co. Ltd.	185,936	105,346
	Yen Sun Technology Corp.	11,000	17,818
*	Yeong Guan Energy Technology Group Co. Ltd.	48,096	57,757
	YFC-Boneagle Electric Co. Ltd.	32,321	27,129
	YFY, Inc.	469,000	445,274
	Yi Jinn Industrial Co. Ltd.	97,440	58,251
	Yieh Phui Enterprise Co. Ltd.	373,536	175,351
	Yonyu Plastics Co. Ltd.	38,000	28,752
	Young Fast Optoelectronics Co. Ltd.	30,000	58,486
*	Young Optics, Inc.	14,000	23,795
	Youngtek Electronics Corp.	30,160	66,235

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yuan High-Tech Development Co. Ltd.	6,000	$28,879
	Yuanta Financial Holding Co. Ltd.	1,652,336	1,657,237
	Yuanta Futures Co. Ltd.	15,792	42,948
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	51,821
#	Yulon Finance Corp.	103,223	447,022
#	Yulon Motor Co. Ltd.	239,536	423,493
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,764
#	Yungshin Construction & Development Co. Ltd.	30,000	196,094
	YungShin Global Holding Corp.	51,800	90,569
	Yusin Holding Corp.	6,000	24,210
	Zeng Hsing Industrial Co. Ltd.	23,635	78,489
	Zenitron Corp.	78,000	77,224
	Zero One Technology Co. Ltd.	40,528	125,507
	Zhen Ding Technology Holding Ltd.	185,400	639,315
*	Zig Sheng Industrial Co. Ltd.	168,000	53,360
	ZillTek Technology Corp.	8,000	85,224
#*	Zinwell Corp.	137,000	74,867
	Zippy Technology Corp.	45,000	101,095
	Zyxel Group Corp.	108,944	140,286

TOTAL TAIWAN			253,074,115

THAILAND — (0.6%)
	AAPICO Hitech PCL (AH/F TB)	71,300	42,047
*	Absolute Clean Energy PCL	1,035,800	42,052
	Advanced Info Service PCL	74,900	610,387
	Advanced Information Technology PCL, Class F	290,300	36,648
	AEON Thana Sinsap Thailand PCL	29,800	123,633
	After You PCL	82,900	26,286

		Shares	Value»
THAILAND — (Continued)
	Airports of Thailand PCL	162,100	$294,225
	Allianz Ayudhya Capital PCL	9,200	8,861
	Amata Corp. PCL	237,000	205,430
	AP Thailand PCL	765,200	216,555
	Asia Plus Group Holdings PCL	679,600	51,154
	Asia Sermkij Leasing PCL, NVDR	24,600	8,894
	Asia Sermkij Leasing PCL	19,000	6,869
	Asian Sea Corp. PCL, Class F	80,200	22,222
	Asset World Corp. PCL	682,200	74,800
	Assetwise PCL	49,300	11,688
	B Grimm Power PCL	143,200	94,208
	Bangchak Corp. PCL	348,900	354,121
	Bangchak Sriracha PCL	168,500	36,951
	Bangkok Airways PCL	108,200	81,763
	Bangkok Bank PCL (BBLF TB)	165,200	719,644
	Bangkok Bank PCL (BBLR TB), NVDR	35,500	154,645
	Bangkok Chain Hospital PCL	291,200	149,289
#	Bangkok Commercial Asset Management PCL	657,600	161,745
	Bangkok Dusit Medical Services PCL, Class F	668,800	549,984
	Bangkok Expressway & Metro PCL	783,640	183,457
	Bangkok Land PCL	3,710,800	68,179
	Bangkok Life Assurance PCL, NVDR	137,800	103,110
	Banpu PCL	1,782,533	330,148
	Banpu Power PCL	99,800	37,560
	BCPG PCL	240,000	48,363
	BEC World PCL	309,452	38,699
#	Berli Jucker PCL	265,750	189,793
*	Better World Green PCL	1,758,200	22,925
	BKI Holdings PCL	15,100	134,242
	Bluebik Group PCL	12,900	16,056
*	BTS Group Holdings PCL	1,314,300	193,182
	Bumrungrad Hospital PCL	60,900	490,882

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Cal-Comp Electronics Thailand PCL, Class F	714,943	$112,289
#	Carabao Group PCL, Class F	45,100	106,585
	Central Pattana PCL	154,700	287,670
#	Central Plaza Hotel PCL	65,900	70,304
#	Central Retail Corp. PCL	259,275	245,868
	CH Karnchang PCL	232,300	132,172
*	Charoen Pokphand Foods PCL	451,977	332,169
	Chularat Hospital PCL, Class F	1,586,400	136,333
	CK Power PCL	429,400	46,573
	Com7 PCL, Class F	208,300	172,837
	CP ALL PCL	119,700	225,247
	CP Axtra PCL	73,228	73,781
	Delta Electronics Thailand PCL	175,300	716,888
	Dhipaya Group Holdings PCL	133,200	107,563
	Diamond Building Products PCL	85,800	20,087
	Dohome PCL	74,540	22,973
	Dynasty Ceramic PCL	989,220	53,939
	Eastern Polymer Group PCL, Class F	259,000	36,073
	Ekachai Medical Care PCL	97,682	19,395
	Electricity Generating PCL	36,100	128,375
#	Energy Absolute PCL	292,500	68,477
	Erawan Group PCL	614,700	72,864
	Exotic Food PCL, Class F	42,200	29,388
	Forth Corp. PCL	108,900	41,307
	Frasers Property Thailand PCL	25,000	9,779
	GFPT PCL	118,400	38,946
*	Global Green Chemicals PCL, Class F	113,600	15,082
#	Global Power Synergy PCL, Class F	50,831	63,642
	Gulf Energy Development PCL	78,400	154,500
	Gunkul Engineering PCL	948,800	76,478
	Haad Thip PCL	60,800	30,089

		Shares	Value»
THAILAND — (Continued)
	Hana Microelectronics PCL	127,600	$144,635
	Heng Leasing & Capital PCL	169,400	7,530
	Home Product Center PCL	856,920	242,513
#	Ichitan Group PCL	223,800	104,124
	Index Livingmall PCL	63,600	32,983
	Indorama Ventures PCL	339,201	261,349
	Intouch Holdings PCL, Class F	10,900	34,562
#	IRPC PCL	3,937,200	179,680
	IT City PCL	21,800	3,204
#*	Italian-Thai Development PCL	1,448,300	29,185
	Jasmine International PCL	294,150	20,223
*	Jasmine Technology Solution PCL	12,300	26,062
#*	Jaymart Group Holdings PCL	154,700	71,058
#	JMT Network Services PCL	184,980	109,086
	Karmarts PCL	394,800	139,224
	Kasikornbank PCL (KBANKF TB)	27,800	121,102
#	KCE Electronics PCL	207,800	221,686
	KGI Securities Thailand PCL	504,800	65,522
#	Khon Kaen Sugar Industry PCL	625,296	37,801
#	Kiatnakin Phatra Bank PCL	73,700	119,029
	Krung Thai Bank PCL	502,800	306,940
#	Krungthai Card PCL	128,800	182,255
	Lalin Property PCL	23,700	4,565
#	Land & Houses PCL (LHF TB)	1,618,500	278,183
	LH Financial Group PCL	1,555,400	38,718
	Loxley PCL	909,200	38,259
#	LPN Development PCL	565,100	49,904
	Major Cineplex Group PCL	140,100	61,446
*	Malee Group PCL	56,000	19,084
	MBK PCL	284,412	167,722
	MC Group PCL	93,300	31,519
	MCS Steel PCL	101,800	22,324
	Mega Lifesciences PCL	117,700	137,773
	Minor International PCL	487,446	386,403

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MK Restaurants Group PCL	68,400	$55,742
*	Mono Next PCL	199,600	9,937
	Moshi Moshi Retail Corp. PLC	9,100	12,203
	Muangthai Capital PCL	124,500	187,239
	Ngern Tid Lor PCL	198,668	104,206
	Noble Development PCL	162,000	14,594
	Nonthavej Hospital PCL	10,100	9,428
	Northeast Rubber PCL	278,200	41,633
	NSL Foods PCL	14,900	14,350
	Origin Property PCL, Class F	315,200	44,275
#	Osotspa PCL	262,100	160,778
#	Plan B Media PCL, Class F	782,564	172,769
*	Platinum Group PCL, Class F	367,600	24,401
	Polyplex Thailand PCL	171,000	67,397
	Praram 9 Hospital PCL	83,800	60,842
#	Precious Shipping PCL	252,100	62,007
	Prima Marine PCL	355,600	92,733
	Property Perfect PCL	2,100,385	11,826
	Pruksa Holding PCL	247,300	65,224
#	PTG Energy PCL	374,700	107,152
	PTT Exploration & Production PCL	257,700	966,041
	PTT Global Chemical PCL	250,400	192,929
	PTT Oil & Retail Business PCL	130,400	59,510
	PTT PCL	1,306,600	1,297,114
	Quality Houses PCL	2,391,732	131,831
	R&B Food Supply PCL	50,900	8,899
*	Rabbit Holdings PCL, Class F	2,875,634	50,278
	Rajthanee Hospital PCL	75,000	52,008
#	Ratch Group PCL	162,300	155,110
	Ratchaphruek Hospital PCL, Class F	70,600	11,821
	Ratchthani Leasing PCL	855,510	49,437
	Regional Container Lines PCL	140,400	107,136

		Shares	Value»
THAILAND — (Continued)
	Rojana Industrial Park PCL	322,357	$69,735
#	RS PCL	381,420	68,948
	S Hotels & Resorts PCL	530,400	35,522
	Sabina PCL	76,585	49,249
	Saha Pathana Inter-Holding PCL	18,900	36,825
	Saha Pathanapibul PCL	6,200	10,656
	Sahamitr Pressure Container PCL	69,300	20,126
	Saha-Union PCL	22,400	21,242
	Saksiam Leasing PCL	176,300	28,212
*	Samart Corp. PCL	126,000	27,257
	Sansiri PCL	4,857,500	263,423
#	Sappe PCL	33,800	67,860
	SC Asset Corp. PCL	708,025	63,364
	SCB X PCL	77,300	259,996
††	SCG Ceramics PCL	312,000	1,757
	SCG Packaging PCL	137,700	104,055
	SCGJWD Logistics PCL	77,700	27,170
	Sermsang Power Corp. Co. Ltd.	81,457	13,880
	Siam Cement PCL, NVDR	3,600	22,403
	Siam Cement PCL	25,700	159,935
#	Siam Global House PCL	186,323	88,896
	Siam Wellness Group PCL, Class F	183,000	35,792
	Siamgas & Petrochemicals PCL	221,200	46,541
	Sikarin PCL, Class F	215,200	58,671
*	Singer Thailand PCL	51,800	16,885
	Singha Estate PCL	496,000	13,964
	SISB PCL	63,800	65,227
*	SKY ICT PCL, Class F	62,300	43,755
	Somboon Advance Technology PCL	74,100	26,570
	SPCG PCL	175,825	45,591
#	Sri Trang Agro-Industry PCL	301,540	184,972
	Sri Trang Gloves Thailand PCL	261,300	82,080
#	Srinanaporn Marketing PCL	160,000	60,216
	Srisawad Corp. PCL	167,713	212,468
	Srivichai Vejvivat PCL	36,300	11,187

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#*	Star Petroleum Refining PCL	482,813	$95,861
*	STP & I PCL	412,920	50,414
	Supalai PCL	452,400	262,766
*	Super Energy Corp. PCL	5,584,020	46,334
	SVI PCL	101,500	24,364
	TAC Consumer PCL, Class F	98,800	14,229
	Taokaenoi Food & Marketing PCL, Class F	197,000	61,298
	Thai Life Insurance PCL	65,000	21,574
	Thai Oil PCL	190,384	231,316
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	56,850
	Thai Union Group PCL, Class F	686,200	305,023
	Thai Vegetable Oil PCL	55,450	40,916
	Thaicom PCL	188,200	81,426
	Thaifoods Group PCL, Class F	489,900	59,232
	Thanachart Capital PCL	97,700	152,000
	Thoresen Thai Agencies PCL	544,900	88,812
	Tipco Asphalt PCL (TASCO/F TB)	132,881	71,668
	TIPCO Foods PCL	96,200	27,938
#	Tisco Financial Group PCL (TISCO/F TB)	37,100	106,094
	Tisco Financial Group PCL (TISCOR TB), NVDR	31,000	88,650
	TKS Technologies PCL	86,100	17,988
	TMBThanachart Bank PCL	2,923,949	154,234
	TOA Paint Thailand PCL	134,000	71,477
	TPI Polene PCL	2,384,500	82,675
	TPI Polene Power PCL	801,627	72,216
	TQM Alpha PCL	74,800	58,186
	Triple i Logistics PCL	38,800	7,129
*	True Corp. PCL, NVDR	154,200	56,206
*	True Corp. PCL	709,593	258,646
	TTW PCL	254,500	68,254
	Union Auction PCL	164,600	45,119
	United Paper PCL	73,700	23,369

		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	213,600	$57,918
	WHA Corp. PCL	972,900	168,661
	WHA Utilities & Power PCL	205,600	32,901
*	Xspring Capital PCL	1,577,100	46,268

TOTAL THAILAND			23,137,315

TURKEY — (0.2%)
*	Adese Alisveris Merkezleri Ticaret AS	348,713	18,721
	Akbank TAS	545,982	807,146
	Akcansa Cimento AS	2,348	10,658
	Aksa Akrilik Kimya Sanayii AS	254,208	62,001
	Aksa Enerji Uretim AS	23,194	22,338
*	Aksigorta AS	75,104	13,014
	Alarko Holding AS	38,338	96,451
*	Albaraka Turk Katilim Bankasi AS	411,937	63,211
*	Alkim Alkali Kimya AS	26,857	25,716
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	150,188
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	73,967
	Anadolu Hayat Emeklilik AS	37,705	99,029
*	Arcelik AS	4,722	17,725
	ARD Grup Bilisim Teknolojileri AS	21,045	19,713
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	37,054
	Aygaz AS	2,288	10,071
*	Bera Holding AS	237,186	89,624
	BIM Birlesik Magazalar AS	9,443	128,847
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	10,122
	Borusan Yatirim ve Pazarlama AS	421	23,945
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	8,325
	Bursa Cimento Fabrikasi AS	47,810	8,927
	Celebi Hava Servisi AS	350	18,478
*	Cemas Dokum Sanayi AS	180,154	19,294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Cemtas Celik Makina Sanayi Ve Ticaret AS	34,288	$8,151
	Coca-Cola Icecek AS	66,132	98,214
	Deva Holding AS	4,903	9,560
	Dogan Sirketler Grubu Holding AS	492,406	186,550
	Dogus Otomotiv Servis ve Ticaret AS	2,591	15,905
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	10,775
	EGE Endustri VE Ticaret AS	186	59,511
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	48,004
Ω	Enerjisa Enerji AS	30,781	49,597
	Enka Insaat ve Sanayi AS	92,855	127,497
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	11,026
	Eregli Demir ve Celik Fabrikalari TAS	81,327	113,007
	Escar Turizm Tasimacilik Ticaret AS	1,548	15,660
*	Europen Endustri Insaat Sanayi VE Ticaret AS	25,511	8,731
*	Fenerbahce Futbol AS	1	3
	Ford Otomotiv Sanayi AS	5,656	161,544
	Global Yatirim Holding AS	120,279	57,900
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	39,956
*	GSD Holding AS	65,759	6,793
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	24,683
*	Is Finansal Kiralama AS	84,577	27,385
	Is Yatirim Menkul Degerler AS, Class A	123,776	116,193

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	$11,314
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	11,796
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	38,641	22,809
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	143,166
	KOC Holding AS	109,375	539,380
	Kocaer Celik Sanayi Ve Ticaret AS	9,413	10,381
*	Konya Cimento Sanayii AS	70	14,150
*	Kordsa Teknik Tekstil AS	17,841	37,772
*	Koza Altin Isletmeleri AS	30,310	17,802
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	34,794
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	10,020
*	Margun Enerji Uretim Sanayi VE Ticaret AS	17,170	10,276
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	69,056	153,680
*	MIA Teknoloji AS	19,115	23,515
	Migros Ticaret AS	4,758	56,525
*Ω	MLP Saglik Hizmetleri AS	5,480	55,356
*	NET Holding AS	46,404	55,671
	Nuh Cimento Sanayi AS	6,465	54,144
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	20,445
*	Orge Enerji Elektrik Taahhut AS	5,154	9,730
*	Oyak Cimento Fabrikalari AS	17,621	29,484
*	Pegasus Hava Tasimaciligi AS	42,673	289,024

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Petkim Petrokimya Holding AS	190,463	$103,417
*	Politeknik Metal Sanayi ve Ticaret AS	48	9,142
*	Ral Yatirim Holding AS	1,386	10,623
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	17,668
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,551	46,556
	Sekerbank Turk AS	297,514	35,617
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	117,631
	Sok Marketler Ticaret AS	46,219	53,129
	Suwen Tekstil Sanayi Pazarlama AS	11,684	10,037
*	TAV Havalimanlari Holding AS	10,591	71,153
*	Tekfen Holding AS	67,495	148,376
*	Teknosa Ic Ve Dis Ticaret AS	29,428	22,359
	Tofas Turk Otomobil Fabrikasi AS	16,778	92,104
*	Tumosan Motor ve Traktor Sanayi AS	5,955	20,983
*	Turk Hava Yollari AO	66,244	526,871
*	Turk Telekomunikasyon AS	70,630	97,395
	Turk Traktor ve Ziraat Makineleri AS	510	10,750
	Turkcell Iletisim Hizmetleri AS	164,166	405,929
	Turkiye Garanti Bankasi AS	48,988	153,155
	Turkiye Is Bankasi AS, Class C	1,235,332	424,656
	Turkiye Petrol Rafinerileri AS	92,661	391,534
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	47,925
	Turkiye Sise ve Cam Fabrikalari AS	216,994	248,144
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	42,326
*	Ulker Biskuvi Sanayi AS	49,077	179,939

		Shares	Value»
TURKEY — (Continued)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,205	$7,619
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	54,899
	Yapi ve Kredi Bankasi AS	587,344	420,084
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	43,702
*	Zorlu Enerji Elektrik Uretim AS	297,691	36,159

TOTAL TURKEY			8,492,326

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	476,602	1,158,487
	Abu Dhabi Islamic Bank PJSC	232,862	798,176
	Abu Dhabi National Hotels	1,567,357	247,593
	Abu Dhabi National Insurance Co. PSC	21,800	36,204
	Abu Dhabi National Oil Co. for Distribution PJSC	576,768	566,045
*	Abu Dhabi Ports Co. PJSC	178,727	260,357
	Abu Dhabi Ship Building Co. PJSC	10,866	11,754
	ADNOC Drilling Co. PJSC	358,586	494,899
	Agility Global PLC	682,622	231,886
	Agthia Group PJSC	125,192	258,918
	Air Arabia PJSC	766,156	599,113
*	Ajman Bank PJSC	257,469	121,899
*	AL Seer Marine Supplies & Equipment Co. LLC.	68,709	71,967
	Aldar Properties PJSC	150,742	312,459
*	Alpha Dhabi Holding PJSC	19,959	60,838
	Amanat Holdings PJSC	473,891	143,023
*	Amlak Finance PJSC	316,009	70,768
*††	Arabtec Holding PJSC	67,000	0
*	Aramex PJSC	223,999	139,653
	Burjeel Holdings PLC	253,665	157,050
*	Dana Gas PJSC	2,081,662	382,458

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Deyaar Development PJSC	530,218	$102,594
	Dubai Electricity & Water Authority PJSC	452,504	306,577
	Dubai Financial Market PJSC	302,068	104,269
	Dubai Investments PJSC	868,434	500,905
	Dubai Islamic Bank PJSC	910,545	1,547,264
	Emaar Development PJSC	415,278	1,047,529
	Emaar Properties PJSC	1,164,098	2,752,322
	Emirates Central Cooling Systems Corp.	704,662	335,889
	Emirates Driving Co.	104,206	81,622
	Emirates Integrated Telecommunications Co. PJSC	208,587	423,895
	Emirates NBD Bank PJSC	370,341	1,914,206
*	Emirates Reem Investments PJSC	18,399	15,211
	Emirates Telecommunications Group Co. PJSC	196,636	948,936
*	EMSTEEL Building Materials PJSC	689,064	250,953
*	Eshraq Investments PJSC	555,277	50,121
	Fertiglobe PLC	244,774	180,290
	First Abu Dhabi Bank PJSC	287,132	1,026,115
*	Ghitha Holding PJSC	10,582	68,310
*	Gulf Navigation Holding PJSC	41,242	66,973
*	Gulf Pharmaceutical Industries PSC	102,715	44,206
*	Manazel PJSC	560,892	50,593
*	Multiply Group PJSC	754,878	465,629
	National Bank of Ras Al-Khaimah PSC	9,222	13,803
	National Central Cooling Co. PJSC	86,546	76,416
*	National Corp. for Tourism & Hotels	71,717	49,118
	Palms Sports PrJSC	10,658	26,022
*	Presight AI Holding PLC	40,192	25,231
	RAK Properties PJSC	448,701	145,095

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Ras Al Khaimah Ceramics	197,957	$134,632
	Salik Co. PJSC	294,922	385,196
*	Space42 PLC	314,767	179,774
	Taaleem Holdings PJSC	29,415	33,288
	TECOM Group PJSC	110,219	96,124
*	Union Properties PJSC	961,862	90,238

TOTAL UNITED ARAB EMIRATES			19,662,893

UNITED KINGDOM — (8.3%)
	3i Group PLC	134,267	5,505,984
	4imprint Group PLC	10,160	669,246
	abrdn PLC	621,195	1,058,305
*	Accesso Technology Group PLC	1,225	8,089
*	Accsys Technologies PLC	1,612	1,004
	Admiral Group PLC	36,517	1,208,367
	Advanced Medical Solutions Group PLC	48,082	141,255
	AG Barr PLC	27,400	220,515
Ω	Airtel Africa PLC	366,545	481,677
	AJ Bell PLC	130,504	749,604
Ω	Alfa Financial Software Holdings PLC	42,001	115,792
*	Alliance Pharma PLC	108,493	62,938
	Anglo American PLC	137,604	4,265,782
	Anglo-Eastern Plantations PLC	7,046	60,412
	Antofagasta PLC	26,624	594,689
*	AO World PLC	69,722	97,359
	Ashmore Group PLC	106,725	291,893
	Ashtead Group PLC	59,713	4,466,991
	Ashtead Technology Holdings PLC	15,209	107,941
#*	ASOS PLC	16,329	74,939
	Associated British Foods PLC	42,973	1,235,118
#*Ω	Aston Martin Lagonda Global Holdings PLC	35,003	51,635
	AstraZeneca PLC (AZN LN)	47,070	6,697,759
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	6,566,789
	Atalaya Mining PLC	44,749	211,815

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Auction Technology Group PLC	19,370	$112,486
Ω	Auto Trader Group PLC	159,756	1,724,964
	Aviva PLC	261,096	1,530,103
	Avon Technologies PLC	4,262	67,583
	B&M European Value Retail SA	288,685	1,444,289
	Babcock International Group PLC	192,007	1,169,844
	BAE Systems PLC	101,491	1,635,762
Ω	Bakkavor Group PLC	69,648	135,049
	Balfour Beatty PLC	170,034	971,788
	Bank of Georgia Group PLC	18,144	975,562
	Barclays PLC (BARC LN)	1,157,795	3,549,225
	Barratt Redrow PLC	457,114	2,633,702
	Beazley PLC	181,433	1,768,658
	Begbies Traynor Group PLC	13,528	16,135
	Bellway PLC	46,452	1,696,369
	Berkeley Group Holdings PLC	23,231	1,325,672
	Bloomsbury Publishing PLC	23,687	207,019
	Bodycote PLC	55,197	392,066
#*	boohoo Group PLC	178,266	67,847
	BP PLC (BP LN)	266,095	1,301,423
	BP PLC (BP US), Sponsored ADR	344,281	10,108,090
	Braemar PLC	11,607	35,842
	Breedon Group PLC	79,543	451,279
Ω	Bridgepoint Group PLC	42,049	170,102
	British American Tobacco PLC (BATS LN)	165,118	5,774,029
	Britvic PLC	100,228	1,653,832
	Brooks Macdonald Group PLC	3,134	68,078
	BT Group PLC	1,939,305	3,462,801
	Bunzl PLC	21,182	932,528
	Burberry Group PLC	59,305	602,828
	Burford Capital Ltd.	49,954	672,566
	Bytes Technology Group PLC (BYI SJ)	18,573	107,824
	Bytes Technology Group PLC (BYIT LN)	76,000	442,586
	C&C Group PLC	105,094	199,501
	Capital Ltd.	80,305	89,712

		Shares	Value»
UNITED KINGDOM — (Continued)
	Capricorn Energy PLC	30,070	$82,369
	Card Factory PLC	119,515	129,915
*	Carnival PLC (CCL LN)	4,905	97,954
*	Carnival PLC (CUK US), ADR	650	13,000
	Castings PLC	1,541	5,397
	Centamin PLC	537,385	1,102,491
	Central Asia Metals PLC	54,796	123,739
	Centrica PLC	1,654,500	2,504,550
	Chemring Group PLC	38,755	178,763
	Chesnara PLC	56,933	185,306
	Clarkson PLC	5,180	235,666
*	Close Brothers Group PLC	42,193	124,313
Ω	CMC Markets PLC	32,124	126,634
	Coats Group PLC	503,715	618,151
	Coca-Cola HBC AG	13,388	468,487
	Cohort PLC	4,887	55,937
	Compass Group PLC	102,564	3,330,900
	Computacenter PLC	27,107	762,715
	Conduit Holdings Ltd.	20,557	136,301
Ω	ConvaTec Group PLC	165,750	457,210
	Costain Group PLC	67,870	91,596
	Cranswick PLC	13,296	871,019
	Crest Nicholson Holdings PLC	104,000	226,853
	Croda International PLC	7,087	340,071
*	Currys PLC	527,609	561,897
	CVS Group PLC	20,708	254,091
	DCC PLC	27,217	1,721,858
*	De La Rue PLC	47,772	60,783
	DFS Furniture PLC	79,112	134,302
#	Diageo PLC (DEO US), Sponsored ADR	17,152	2,129,592
	Diageo PLC (DGE LN)	35,896	1,108,532
	Diploma PLC	10,829	595,310
	Direct Line Insurance Group PLC	437,042	924,133
	DiscoverIE Group PLC	19,238	164,296
	Diversified Energy Co. PLC (DEC LN)	8,438	101,875
	Domino’s Pizza Group PLC	87,880	341,115
	dotdigital group PLC	52,815	60,728
	Dowlais Group PLC	425,460	269,310
	Dr. Martens PLC	55,801	39,333
	Drax Group PLC	155,871	1,255,551

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DS Smith PLC	434,940	$3,057,913
	Dunelm Group PLC	43,470	622,907
	easyJet PLC	69,018	454,806
	Ecora Resources PLC	55,621	44,682
*	EKF Diagnostics Holdings PLC	10,269	3,705
	Elementis PLC	141,938	245,057
	Energean PLC	61,762	796,851
*	EnQuest PLC	686,836	108,515
	Entain PLC	90,571	871,071
	Epwin Group PLC	22,733	31,059
	Essentra PLC	68,719	131,801
*††	Evraz PLC	100,308	0
	Experian PLC	57,404	2,801,648
	FDM Group Holdings PLC	28,866	131,533
	Firstgroup PLC	307,314	529,141
	Flowtech Fluidpower PLC	12,279	13,842
*	Flutter Entertainment PLC	6,666	1,559,360
	Foresight Group Holdings Ltd.	22,346	133,887
Ω	Forterra PLC	51,264	126,994
	Foxtons Group PLC	89,171	67,672
*	Frasers Group PLC	33,822	334,486
	Fresnillo PLC	44,710	425,447
	Fuller Smith & Turner PLC, Class A	14,301	131,061
*	Fund Technologies PLC	3,342	75,175
*Ω	Funding Circle Holdings PLC	61,038	102,951
	Future PLC	44,099	499,308
	Galliford Try Holdings PLC	20,826	104,145
	Games Workshop Group PLC	11,804	1,824,642
*	Gaming Realms PLC	58,159	28,456
	Gamma Communications PLC	17,469	356,897
	GB Group PLC	77,440	339,604
*	Genel Energy PLC	63,993	65,082
	Genuit Group PLC	71,508	432,341
	Genus PLC	1,101	29,759
*	Georgia Capital PLC	14,057	183,857
	Glencore PLC	723,621	3,795,131
	Gooch & Housego PLC	9,024	55,523
	Goodwin PLC	208	18,508

		Shares	Value»
UNITED KINGDOM — (Continued)
††	Gracell Biotechnologies, Inc., ADR	16,505	$1,816
	Grafton Group PLC, CDI	62,669	810,589
	Grainger PLC	278,315	817,769
*	Greencore Group PLC	162,456	436,896
	Greggs PLC	41,462	1,470,006
*	Griffin Mining Ltd.	14,013	26,605
	GSK PLC (GSK LN)	149,747	2,704,225
	GSK PLC (GSK US), Sponsored ADR	112,261	4,126,714
	Gulf Keystone Petroleum Ltd.	100,579	167,492
*	Gulf Marine Services PLC	49,766	11,094
*Ω	Gym Group PLC	51,692	102,767
	H&T Group PLC	11,660	55,668
	Haleon PLC (HLN LN)	379,695	1,824,840
#	Haleon PLC (HLN US), ADR	7,340	71,125
	Halfords Group PLC	49,448	106,517
	Halma PLC	23,348	745,868
	Harbour Energy PLC	232,426	826,990
	Hargreaves Lansdown PLC	93,133	1,307,012
	Hargreaves Services PLC	7,815	55,158
	Harworth Group PLC	45,760	104,871
	Hays PLC	462,005	460,665
	Headlam Group PLC	18,512	31,231
	Helical PLC	54,416	140,065
*	Helios Towers PLC	150,788	205,678
	Henry Boot PLC	27,912	81,983
	Hikma Pharmaceuticals PLC	32,924	788,523
	Hill & Smith PLC	21,306	557,258
	Hilton Food Group PLC	21,966	254,827
	Hiscox Ltd.	106,599	1,482,176
*	Hochschild Mining PLC	136,754	403,910
	Hollywood Bowl Group PLC	66,226	278,424
*Ω	Hostelworld Group PLC	15,138	24,826
	Howden Joinery Group PLC	194,268	2,113,656
	HSBC Holdings PLC (HSBA LN)	462,320	4,243,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	$6,387,298
	Hunting PLC	60,729	234,623
	I3 Energy PLC	90,482	14,914
Ω	Ibstock PLC	102,115	264,499
	IDOX PLC	32,237	24,915
	IG Group Holdings PLC	122,833	1,421,256
	IMI PLC	98,926	2,107,052
	Impax Asset Management Group PLC	26,454	120,186
	Imperial Brands PLC	122,389	3,693,460
	Inchcape PLC	148,308	1,371,728
*	Indivior PLC	14,579	129,314
	Informa PLC	137,023	1,431,458
	IntegraFin Holdings PLC	86,782	409,786
	InterContinental Hotels Group PLC (IHG LN)	2,901	319,950
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,476,981
	Intermediate Capital Group PLC	69,765	1,853,254
*	International Distribution Services PLC	293,304	1,276,292
	International Personal Finance PLC	88,750	152,513
	International Workplace Group PLC	241,253	498,612
	Intertek Group PLC	27,973	1,679,262
	Investec PLC	165,436	1,273,753
	iomart Group PLC	17,289	19,234
*	IP Group PLC	249,822	148,468
#*	IQE PLC	250,080	38,492
#*	ITM Power PLC	11,679	6,289
	ITV PLC	946,743	901,593
*	J D Wetherspoon PLC	32,691	259,311
	J Sainsbury PLC	505,272	1,739,548
*	James Fisher & Sons PLC	13,516	59,238
	James Halstead PLC	29,041	73,006
	JD Sports Fashion PLC	459,254	736,407
	JET2 PLC	20,824	387,024
*	John Wood Group PLC	265,664	434,111

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey PLC	41,502	$798,612
	Johnson Service Group PLC	113,318	218,315
	Jupiter Fund Management PLC	98,687	102,827
*Ω	Just Eat Takeaway.com NV (JET LN)	14,482	165,498
	Just Group PLC	331,163	571,256
	Kainos Group PLC	22,073	213,797
	Keller Group PLC	53,847	1,128,617
	Kier Group PLC	140,860	260,616
	Kingfisher PLC	526,024	1,989,319
	Kitwave Group PLC	9,363	38,332
	Knights Group Holdings PLC	8,396	13,486
	Lancashire Holdings Ltd.	77,881	631,825
	Learning Technologies Group PLC	4,309	5,019
	Legal & General Group PLC	718,816	2,016,196
	Liontrust Asset Management PLC	19,640	123,194
	Lloyds Banking Group PLC (LLOY LN)	5,957,199	4,089,024
	Lloyds Banking Group PLC (LYG US), ADR	43,364	119,251
	London Investment Group PLC	2,223	10,956
	London Stock Exchange Group PLC	7,836	1,062,059
	LSL Property Services PLC	21,252	82,689
Ω	Luceco PLC	17,334	29,619
	M&C Saatchi PLC	26,191	69,491
	M&G PLC	706,308	1,769,477
	Macfarlane Group PLC	47,125	67,975
	Man Group PLC	303,426	776,526
	Marks & Spencer Group PLC	817,287	3,965,389
	Marshalls PLC	64,748	283,069
*	Marston’s PLC	396,627	195,602
*	McBride PLC	36,530	52,170
	Me Group International PLC	106,144	291,190
	Mears Group PLC	43,229	189,608
	Melrose Industries PLC	237,180	1,452,583

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Metro Bank Holdings PLC	34,840	$35,187
#	Midwich Group PLC	19,506	71,253
*	Mitchells & Butlers PLC	120,118	388,393
	Mitie Group PLC	362,970	544,504
	MJ Gleeson PLC	17,134	134,023
*	Mobico Group PLC	126,056	112,772
	Mondi PLC	100,222	1,622,920
	MONY Group PLC	181,767	440,212
*	Moonpig Group PLC	51,732	167,289
	Morgan Advanced Materials PLC	86,536	268,422
	Morgan Sindall Group PLC	10,550	509,702
	MP Evans Group PLC	12,136	144,318
*	N Brown Group PLC	24,360	12,321
	National Grid PLC (NG LN)	77,407	971,934
	National Grid PLC (NGG US), Sponsored ADR	24,845	1,579,894
	NatWest Group PLC (NWG LN)	555,405	2,631,649
	NatWest Group PLC (NWG US), Sponsored ADR	158,532	1,515,571
	NCC Group PLC	87,564	174,243
	Next 15 Group PLC	31,599	164,250
	Next PLC	15,976	2,021,197
*	Nexxen International Ltd. (NEXN US), ADR	968	7,647
	Ninety One PLC	130,370	279,094
	Norcros PLC	29,191	103,020
*	Ocado Group PLC	28,835	129,878
Ω	On the Beach Group PLC	24,136	45,073
	OSB Group PLC	153,961	696,917
	Oxford Instruments PLC	14,863	415,488
*	Oxford Nanopore Technologies PLC	26,379	45,974
	Pagegroup PLC	113,363	522,821
	Pan African Resources PLC	656,500	305,866
	Paragon Banking Group PLC	89,126	783,159
	PayPoint PLC	6,982	69,259
	Pearson PLC (PSO US), Sponsored ADR	102,948	1,503,041
	Pennon Group PLC	56,953	399,327

		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon PLC	64,340	$1,219,325
*	Petra Diamonds Ltd.	23,432	10,770
	Pets at Home Group PLC	122,390	467,133
	Pharos Energy PLC	34,521	9,697
	Phoenix Group Holdings PLC	87,770	557,573
*	Phoenix Spree Deutschland Ltd.	14,613	34,256
	Pinewood Technologies Group PLC	25,427	108,746
*	Playtech PLC	54,204	507,279
	Plus500 Ltd.	34,070	1,027,581
	Polar Capital Holdings PLC	33,728	207,413
	Pollen Street Group Ltd.	2,712	23,510
	Porvair PLC	4,392	38,026
	PPHE Hotel Group Ltd.	4,166	67,362
	Premier Foods PLC	262,916	636,285
	Prudential PLC (PRU LN)	101,805	847,511
	Prudential PLC (PUK US), ADR	34,364	569,755
*	PureTech Health PLC (PRTC LN)	64,889	128,083
	PZ Cussons PLC	37,864	39,507
	QinetiQ Group PLC	120,356	710,461
Ω	Quilter PLC	368,383	685,174
*	Rank Group PLC	58,950	66,594
	Rathbones Group PLC	13,811	296,913
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	169,851	203,011
	Reckitt Benckiser Group PLC	94,968	5,761,143
	Record PLC	26,759	21,171
	RELX PLC (REL LN)	38,132	1,748,722
	RELX PLC (RELX US), Sponsored ADR	40,644	1,878,547
	RELX PLC (REN NA)	48,598	2,245,417
	Renew Holdings PLC	14,848	209,444
	Renewi PLC	26,730	209,407
	Renishaw PLC	1,962	79,458
*	Renold PLC	76,389	50,497
	Rentokil Initial PLC	230,222	1,154,741
	RHI Magnesita NV	6,366	263,599
	Ricardo PLC	11,713	63,121
	Rightmove PLC	355,508	2,707,037

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto PLC (RIO LN)	2,919	$188,649
	Rio Tinto PLC (RIO US), Sponsored ADR	64,007	4,153,414
	Robert Walters PLC	14,202	68,481
*	Rockhopper Exploration PLC	200,148	33,792
*	Rolls-Royce Holdings PLC	591,139	4,079,094
	Rotork PLC	200,906	779,638
	RS Group PLC	89,755	804,682
	RWS Holdings PLC	89,535	171,175
	S&U PLC	1,185	25,645
#*	S4 Capital PLC	21,078	10,138
Ω	Sabre Insurance Group PLC	54,083	95,021
*	Saga PLC	40,900	59,139
	Sage Group PLC	95,020	1,187,538
*††	Savannah Energy PLC	205,545	29,154
	Savills PLC	51,506	713,895
	Schroders PLC	121,231	537,154
	Secure Trust Bank PLC	4,722	34,545
	Senior PLC	99,878	169,167
	Serco Group PLC	393,560	889,253
	Severfield PLC	94,328	104,242
	Severn Trent PLC	29,182	965,405
	Shell PLC (SHEL LN)	33,667	1,124,053
	Shell PLC (SHEL US), ADR	431,715	29,162,348
*	SIG PLC	245,058	72,570
*	Sigmaroc PLC	100,353	100,983
	Sirius Real Estate Ltd.	191,148	221,365
	Smith & Nephew PLC (SN LN)	13,565	168,651
#	Smith & Nephew PLC (SNN US), Sponsored ADR	11,193	280,832
	Smiths Group PLC	37,720	744,323
	Softcat PLC	48,702	1,067,726
#*	SolGold PLC	234,479	25,275
	Spectris PLC	17,884	582,285
	Speedy Hire PLC	195,133	83,179
	Spirax Group PLC	7,158	597,496
Ω	Spire Healthcare Group PLC	93,859	260,506
*	Spirent Communications PLC	77,583	167,791
	SSE PLC	126,645	2,877,804
	SSP Group PLC	145,468	302,154

		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James’s Place PLC	61,562	$645,823
	Standard Chartered PLC	310,696	3,602,951
	SThree PLC	43,306	197,193
	Strix Group PLC	55,971	44,845
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	18,746
*	Synthomer PLC	46,565	107,661
	Tate & Lyle PLC	116,411	1,123,403
	Tatton Asset Management PLC	8,599	75,780
	Taylor Wimpey PLC	978,939	1,850,862
	TBC Bank Group PLC	15,114	535,969
	Team Internet Group PLC	39,440	66,405
	Telecom Plus PLC	27,579	597,181
	Tesco PLC	918,715	4,056,745
*	THG PLC	151,339	91,290
Ω	TI Fluid Systems PLC	131,220	288,603
	Topps Tiles PLC	69,344	37,800
	TP ICAP Group PLC	301,553	877,136
*Ω	Trainline PLC	83,879	416,766
	Travis Perkins PLC	96,019	999,805
	Treatt PLC	8,368	54,286
	Trifast PLC	24,484	26,025
	TT Electronics PLC	65,123	66,645
*	Tullow Oil PLC	278,819	84,991
	Ultimate Products PLC	6,327	11,575
#	Unilever PLC (UL US), Sponsored ADR	127,916	7,791,364
	Unilever PLC (ULVR LN)	15,104	921,375
	Unilever PLC (UNA NA)	15,026	917,512
	United Utilities Group PLC	74,380	981,626
	Vanquis Banking Group PLC	77,415	45,098
	Vertu Motors PLC	104,508	91,107
	Vesuvius PLC	88,954	408,972
*	Victoria PLC	2,360	3,028
	Victorian Plumbing Group PLC	23,086	33,042
	Victrex PLC	15,200	167,050
*	Videndum PLC	15,306	55,625
*	Vistry Group PLC	122,422	1,438,675
	Vodafone Group PLC (VOD LN)	2,568,065	2,388,084
	Volex PLC	26,053	109,870

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group PLC	35,726	$266,579
	Vp PLC	1,242	9,415
*	WAG Payment Solutions PLC	17,824	18,562
*Ω	Watches of Switzerland Group PLC	76,240	400,800
*	Watkin Jones PLC	69,828	23,440
	Weir Group PLC	36,595	985,506
	WH Smith PLC	42,707	727,604
	Whitbread PLC	43,370	1,687,392
	Wickes Group PLC	91,550	189,638
	Wilmington PLC	8,381	43,089
*	Wise PLC, Class A	27,602	251,762
*Ω	Wizz Air Holdings PLC	1,105	19,686
	WPP PLC (WPP LN)	69,892	734,630
	WPP PLC (WPP US), Sponsored ADR	14,579	765,252
*	Xaar PLC	14,848	16,413
	XPS Pensions Group PLC	39,143	182,239
	Young & Co.’s Brewery PLC (YNGA LN), Class A	6,162	69,988
	Young & Co.’s Brewery PLC (YNGN LN)	4,565	36,831
	Zigup PLC	94,490	430,858
	Zotefoams PLC	4,323	20,065

TOTAL UNITED KINGDOM			340,257,854

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	21,109	136,368
*	Alcoa Corp., CDI	16,120	635,720
	Newmont Corp., CDI	1,843	85,382
	Noble Corp. PLC	579	18,581
	Quanex Building Products Corp.	1	29
	Smurfit WestRock PLC	72,264	3,721,596

TOTAL UNITED STATES			4,597,676

TOTAL COMMON STOCKS			4,010,543,823

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.2%)
*	Alpargatas SA	51,093	63,370

		Shares	Value»
BRAZIL — (Continued)
	Banco ABC Brasil SA, 7.270%	34,146	$123,568
Ω	Banco BMG SA, 14.617%	88,887	61,811
	Banco Bradesco SA, 10.503%	282,863	703,133
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	79,980	155,646
	Banco Mercantil do Brasil SA, 4.378%	200	1,470
	Banco Pan SA, 2.531%	79,299	116,598
	Banco Pine SA, 13.114%	34,900	27,771
*	Braskem SA Class A	16,200	49,209
	Centrais Eletricas Brasileiras SA Class B, 4.319%	9,900	72,286
	Centrais Eletricas de Santa Catarina SA, 7.712%	1,700	22,999
	Cia de Ferro Ligas da Bahia FERBASA, 5.891%	44,272	57,897
	Cia De Sanena Do Parana, 5.020%	205,398	196,839
	Cia Energetica de Minas Gerais, 14.033%	292,281	574,865
	Cia Energetica do Ceara Class A, 3.574%	3,900	18,208
	Cia Paranaense de Energia - Copel Class B, 2.192%	171,936	291,770
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	73,168	307,435
	Energisa SA, 5.305%	193	252
	Eucatex SA Industria e Comercio, 6.457%	26,314	65,320
	Gerdau SA, 4.781%	60,750	192,310
	Itau Unibanco Holding SA, 6.710%	136,948	829,615
	Klabin SA, 4.353%	3	2
	Marcopolo SA, 5.851%	131,936	193,080
	Petroleo Brasileiro SA, 13.605%	742,084	4,609,704

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Raizen SA, 5.546%	392,743	$190,227
	Randon SA Implementos e Participacoes, 4.800%	71,363	132,087
	Schulz SA, 6.962%	27,962	30,376
	Taurus Armas SA, 3.228%	20,900	33,984
	Track & Field Co. SA, 1.990%	12,967	23,328
	Unipar Carbocloro SA Class B, 6.195%	7,118	55,039
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	189,393	216,556

	TOTAL BRAZIL		9,416,755

	CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.056%	47,804	141,802

	COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.989%	235,543	23,314
	Grupo de Inversiones Suramericana SA, 5.895%	6,485	34,057

	TOTAL COLOMBIA		57,371

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.912%	9,853	725,053
#Ω	Dr. Ing hc F Porsche AG, 3.574%	6,329	445,311
	Draegerwerk AG & Co. KGaA, 4.050%	2,818	137,033
	Einhell Germany AG, 1.469%	1,782	128,663
	FUCHS SE, 2.601%	24,279	1,133,149
	Henkel AG & Co. KGaA, 2.328%	19,217	1,664,056
	Jungheinrich AG, 2.998%	19,888	544,383
	Porsche Automobil Holding SE, 6.732%	35,499	1,474,744
#	Sartorius AG, 0.312%	362	93,778
	Sixt SE, 6.877%	6,464	404,197

	Shares	Value»
GERMANY — (Continued)
STO SE & Co. KGaA, 4.132%	1,089	$144,456
Villeroy & Boch AG, 6.344%	2,636	47,141
Volkswagen AG, 10.228%	34,480	3,346,724

TOTAL GERMANY		10,288,688

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	36,569

TOTAL PREFERRED STOCKS		19,941,185

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Arafura Rare Earths Ltd. Warrants 06/20/2025	7,729	69
* Imugene Ltd. Warrants 08/31/2026	22,893	316
* Panoramic Resources Ltd. Warrants	87,701	404

TOTAL AUSTRALIA		789

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/11/2024	1,067	24
* Diagnosticos da America SA Warrants 04/30/2025	97	18
* Hidrovias do Brasil SA Rights 11/18/2024	32,433	112

TOTAL BRAZIL		154

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,541	0

CHINA — (0.0%)
* Shougang Fushan Resources Group Ltd. Rights 11/05/2024	30,850	754

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	281,281	$0
*	Reply SpA Rights 11/28/2024	6,181	0
*	Sesa SpA Rights 11/28/2024	2,079	0
#*	Webuild SpA Warrants 08/02/2030	6,942	0

MALAYSIA — (0.0%)
*	VS Industry Bhd. Warrants 09/05/2026	47,970	1,807

SOUTH KOREA — (0.0%)
*	Ecopro HN Co. Ltd. Rights 12/05/2024	1,168	4,274

TAIWAN — (0.0%)
*	Apex International Co. Ltd Rights	7,612	0
*	Ching Feng Home Fashions Co. Ltd. Rights	1,029	204
*	Concord International Securities Co. Ltd. Rights	7,668	658
*	Fittech Co. Ltd. Rights	765	728
*	Fulltech Fiber Glass Corp. Rights	11,573	1,102
*	S-Tech Corp. Rights	8,105	215
*	Unitech Printed Circuit Board Corp. Rights	9,493	1,274
*	Wafer Works Corp. Rights 11/04/2024	9,201	761

		Shares	Value»
TAIWAN — (Continued)
*	Waffer Technology Corp. Rights 12/02/2024	1,326	$890

TOTAL TAIWAN			5,832

THAILAND — (0.0%)
*	Better World Green PCL Warrants	293,033	0
*	Better World Green PCL Warrants 08/13/2025	293,033	434
*	Jasmine International PCL Warrants 10/10/2031	756,525	6,726
*	Northeast Rubber PCL Warrants 05/15/2026	46,367	1,044
*	VGI PCL Warrants 08/15/2025	122,415	4,789

TOTAL THAILAND			12,993

TOTAL RIGHTS/WARRANTS			26,603

TOTAL INVESTMENT SECURITIES (Cost $3,084,662,789)			4,030,511,611

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	6,310,674	72,989,254

TOTAL INVESTMENTS — (100.0%) (Cost $3,157,650,538)			$4,103,500,865

As of October 31, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	114	12/20/24	$33,509,787	$32,709,450	$(800,337)

Total Futures Contracts			$33,509,787	$32,709,450	$(800,337)

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $112,191,701 or 2.8% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,518,457	$178,649,639	$13,038	$182,181,134
Austria	—	14,511,585	—	14,511,585
Belgium	678,205	30,647,885	—	31,326,090
Brazil	41,177,090	—	—	41,177,090
Canada	311,926,513	631,086	—	312,557,599
Chile	794,273	4,547,445	—	5,341,718
China	18,436,482	296,172,077	100,513	314,709,072
Colombia	1,028,611	36,592	—	1,065,203
Czech Republic	—	1,387,158	—	1,387,158
Denmark	908,903	85,608,880	—	86,517,783
Egypt	91,049	148,528	—	239,577
Finland	533,177	45,597,771	—	46,130,948
France	1,958,366	210,016,235	—	211,974,601
Gabon	—	31,048	—	31,048
Germany	641,009	194,844,552	—	195,485,561
Greece	—	5,626,038	—	5,626,038
Hong Kong	—	42,252,108	25,717	42,277,825
Hungary	—	2,444,643	—	2,444,643
India	11,354,506	271,069,389	—	282,423,895
Indonesia	75,883	23,664,043	17,835	23,757,761
Ireland	—	12,837,062	—	12,837,062
Israel	1,928,225	21,216,376	—	23,144,601
Italy	25,975	79,745,885	—	79,771,860
Japan	1,579,724	611,189,248	—	612,768,972
Kuwait	—	8,762,867	—	8,762,867
Malaysia	—	22,288,693	48	22,288,741
Mexico	23,106,518	704,285	99,031	23,909,834
Netherlands	17,445,440	73,243,490	—	90,688,930
New Zealand	—	8,859,446	—	8,859,446
Norway	368,719	20,992,654	—	21,361,373
Peru	429,582	—	—	429,582
Philippines	20,153	9,233,057	49,750	9,302,960
Poland	—	13,213,369	—	13,213,369
Portugal	—	8,952,704	—	8,952,704
Qatar	—	10,130,404	—	10,130,404
Saudi Arabia	35,939	44,769,846	—	44,805,785
Singapore	18,862	29,317,122	—	29,335,984
South Africa	1,652,915	39,335,968	—	40,988,883
South Korea	580,226	131,720,911	49,700	132,350,837
Spain	390,023	67,781,579	—	68,171,602
Sweden	21,371	80,217,750	—	80,239,121
Switzerland	26,277,224	191,563,174	—	217,840,398
Taiwan	19,899,825	233,170,061	4,229	253,074,115
Thailand	9,592,831	13,542,727	1,757	23,137,315
Turkey	—	8,492,326	—	8,492,326
United Arab Emirates	—	19,662,893	—	19,662,893
United Kingdom	80,206,505	260,020,379	30,970	340,257,854

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$3,721,596	$876,080	—	$4,597,676
Preferred Stocks
Brazil	9,416,755	—	—	9,416,755
Chile	—	141,802	—	141,802
Colombia	57,371	—	—	57,371
Germany	—	10,288,688	—	10,288,688
Philippines	—	36,569	—	36,569
Rights/Warrants
Australia	316	69	$404	789
Brazil	—	154	—	154
China	—	754	—	754
Malaysia	1,807	—	—	1,807
South Korea	—	4,274	—	4,274
Taiwan.	—	5,832	—	5,832
Thailand	8,204	4,789	—	12,993
Securities Lending Collateral	—	72,989,254	—	72,989,254

Total Investments in Securities	$589,908,630	$3,513,199,243	$392,992<>	$4,103,500,865

Financial Instruments Liabilities
Futures Contracts**	(800,337)	—	—	(800,337)

Total Financial Instruments	$(800,337)	—	—	$(800,337)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (4.7%)
#*	29Metals Ltd.	28,529	$7,830
#	Adairs Ltd.	37,878	65,985
*	AIC Mines Ltd.	50,290	11,675
*	Ainsworth Game Technology Ltd.	37,289	17,742
*	Alkane Resources Ltd.	107,105	39,907
*	Alliance Aviation Services Ltd.	17,216	30,585
	Amotiv Ltd.	43,370	301,863
	AMP Ltd.	657,343	614,053
	Ampol Ltd.	37,108	679,393
	Ansell Ltd.	42,983	874,048
*	Appen Ltd.	21,196	27,524
#	ARN Media Ltd.	46,336	22,492
	AUB Group Ltd.	11,606	243,230
*	Aurelia Metals Ltd.	386,915	47,059
	Aurizon Holdings Ltd.	443,295	982,903
#	Aussie Broadband Ltd.	42,523	101,548
*	Austal Ltd.	102,095	220,446
#	Austin Engineering Ltd.	125,433	43,355
*	Australian Agricultural Co. Ltd.	93,256	86,229
*	Australian Vintage Ltd.	49,798	4,717
	Auswide Bank Ltd.	8,689	24,087
*	AVJennings Ltd.	29,896	6,493
#	Baby Bunting Group Ltd.	10,539	12,425
	Bank of Queensland Ltd.	128,317	548,851
	Bapcor Ltd.	123,099	368,843
*	BCI Minerals Ltd.	375,416	77,768
	Beach Energy Ltd.	488,606	400,197
#	Beacon Minerals Ltd.	563,983	8,851
	Bega Cheese Ltd.	86,735	292,338
	Bell Financial Group Ltd.	35,130	29,274
	Bendigo & Adelaide Bank Ltd.	152,298	1,227,039
	BlueScope Steel Ltd.	105,930	1,407,638
	Brickworks Ltd.	21,859	388,326
	Capitol Health Ltd.	168,805	41,620
	Capral Ltd.	4,333	27,189
	Cedar Woods Properties Ltd.	19,289	72,856
	Challenger Ltd.	143,343	567,716
	Champion Iron Ltd.	82,510	316,679

		Shares	Value»
AUSTRALIA — (Continued)
	Cleanaway Waste Management Ltd.	145,883	$261,188
	ClearView Wealth Ltd.	27,271	9,411
*	Coast Entertainment Holdings Ltd.	97,301	28,543
	Collins Foods Ltd.	18,498	100,991
*	Cooper Energy Ltd.	1,021,643	117,265
Ω	Coronado Global Resources, Inc., CDI	63,838	42,525
#	Corporate Travel Management Ltd.	23,832	193,062
#*	Develop Global Ltd.	23,767	40,148
	Domain Holdings Australia Ltd.	47,974	94,557
	Downer EDI Ltd.	182,509	668,721
#	Eagers Automotive Ltd.	28,183	204,479
	Elanor Investor Group	28,014	15,118
	Elders Ltd.	50,730	282,975
*	Emeco Holdings Ltd.	52,156	26,418
#*	EML Payments Ltd.	118,962	52,146
	Endeavour Group Ltd.	206,923	636,518
	EQT Holdings Ltd.	7,588	154,544
	Eureka Group Holdings Ltd. (EGH AU)	42,932	17,933
	Eureka Group Holdings Ltd. (EGHXX AU)	16,073	6,717
	Euroz Hartleys Group Ltd.	33,893	18,192
	Evolution Mining Ltd.	336,972	1,155,325
	EVT Ltd.	8,833	63,069
*	Experience Co. Ltd.	55,953	4,906
*	Fenix Resources Ltd.	55,372	9,843
*	Finbar Group Ltd.	36,407	21,425
*	FleetPartners Group Ltd.	87,968	168,614
	Fleetwood Ltd.	26,550	35,826
	G8 Education Ltd.	273,689	241,083
	Gold Road Resources Ltd.	257,843	336,298
	GrainCorp Ltd., Class A	64,503	381,147
	Grange Resources Ltd.	164,145	26,936
	GWA Group Ltd.	67,545	103,008

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Harvey Norman Holdings Ltd.	166,956	$500,716
*	Healius Ltd.	319,717	345,870
	Helia Group Ltd.	111,378	295,933
	Helloworld Travel Ltd.	23,646	27,875
	Horizon Oil Ltd.	246,669	30,657
	Iluka Resources Ltd.	81,438	312,985
	Imdex Ltd.	104,023	176,717
	Incitec Pivot Ltd.	529,948	1,045,438
	Insignia Financial Ltd.	214,014	463,218
	IVE Group Ltd.	53,279	74,357
	Johns Lyng Group Ltd.	18,550	46,447
*	Judo Capital Holdings Ltd.	17,150	21,076
*	Karoon Energy Ltd.	54,717	49,876
#	Kelsian Group Ltd.	36,060	92,322
	Lendlease Corp. Ltd.	133,076	589,621
#	Lifestyle Communities Ltd.	20,477	115,424
	Lindsay Australia Ltd.	43,648	24,329
#	Maas Group Holdings Ltd.	22,369	68,755
	Macmahon Holdings Ltd.	268,775	67,120
	Magellan Financial Group Ltd.	29,595	207,343
	Maxiparts Ltd.	15,650	19,566
*	Mayne Pharma Group Ltd.	24,008	67,601
	McPherson’s Ltd.	30,963	7,807
#*	Mesoblast Ltd. (MSB AU)	10,667	9,162
#*	Metals X Ltd.	140,780	44,840
	Michael Hill International Ltd. (MHJ AU)	48,154	18,940
	Michael Hill International Ltd. (MHJ NZ)	12,726	4,947
	Monash IVF Group Ltd.	136,070	104,846
*	Mount Gibson Iron Ltd.	222,928	44,642
	Myer Holdings Ltd.	202,142	119,930
	MyState Ltd.	18,449	45,921
	New Hope Corp. Ltd.	149,079	475,980
	Nickel Industries Ltd.	350,440	207,036
	Nine Entertainment Co. Holdings Ltd.	258,013	198,511
	NRW Holdings Ltd.	115,605	291,334
	Nufarm Ltd.	166,349	419,193
*	OM Holdings Ltd.	28,351	6,946
*	Omni Bridgeway Ltd.	15,989	9,611

		Shares	Value»
AUSTRALIA — (Continued)
	oOh!media Ltd.	57,817	$46,894
#	Orora Ltd.	88,322	139,598
*	Paragon Care Ltd.	97,452	26,800
	Peet Ltd.	121,341	108,618
#*	Peninsula Energy Ltd.	256,974	15,549
#	PeopleIN Ltd.	10,159	5,500
	Perenti Ltd.	256,008	196,679
#	Perpetual Ltd.	3,277	43,493
	Perseus Mining Ltd.	369,302	690,460
*	PEXA Group Ltd.	38,288	340,151
#	Platinum Asset Management Ltd.	65,435	52,607
*	Praemium Ltd.	67,286	29,854
	Premier Investments Ltd.	360	7,922
	Qube Holdings Ltd.	416,478	1,015,770
	Ramelius Resources Ltd.	398,530	621,797
*	Regional Express Holdings Ltd.	9,110	3,357
*	Regis Resources Ltd.	97,455	171,667
	Reliance Worldwide Corp. Ltd.	190,448	648,435
*	Resolute Mining Ltd.	673,288	360,000
	Ridley Corp. Ltd.	73,183	127,097
*	Sandfire Resources Ltd.	189,549	1,282,811
*	Select Harvests Ltd.	51,141	121,795
	Servcorp Ltd.	4,163	13,773
	Service Stream Ltd.	215,920	214,030
	SG Fleet Group Ltd.	19,134	33,988
	Shaver Shop Group Ltd.	17,609	16,041
	Sigma Healthcare Ltd.	137,448	176,464
	Sims Ltd. (SGM AU)	29,519	245,302
	Southern Cross Electrical Engineering Ltd.	64,303	68,735
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	113,695	83,122
	Stanmore Resources Ltd.	53,489	109,755
#*	Star Entertainment Group Ltd.	293,480	45,753
††	Sunland Group Ltd.	37,093	342
	Super Retail Group Ltd.	15,873	150,516
#*	Superloop Ltd.	189,230	231,177
	Tabcorp Holdings Ltd.	363,277	111,438
*††	Ten Sixty Four Ltd.	76,973	5,572
	TPG Telecom Ltd.	84,675	250,637
#*	Tyro Payments Ltd.	80,656	40,787

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Vault Minerals Ltd.	899,872	$231,779
Ω	Viva Energy Group Ltd.	127,529	219,385
*	West African Resources Ltd.	311,032	373,392
	Westgold Resources Ltd.	148,073	311,682
	Whitehaven Coal Ltd.	227,209	1,016,166
	Worley Ltd.	95,634	878,177
#	Yancoal Australia Ltd.	89,948	384,901

TOTAL AUSTRALIA			33,682,365

AUSTRIA — (0.5%)
	Addiko Bank AG	2,488	52,856
	Agrana Beteiligungs AG	3,562	41,057
#*	AT&S Austria Technologie & Systemtechnik AG	2,574	47,250
Ω	BAWAG Group AG	8,118	629,223
	Erste Group Bank AG	3,600	203,636
*	Eurotelesites AG	5,007	27,143
#*	Lenzing AG	480	16,467
	Mayr Melnhof Karton AG	720	64,100
	OMV AG	18,812	779,582
	Porr AG	4,003	63,288
	Raiffeisen Bank International AG	35,341	633,087
	Strabag SE (STR AV)	1,617	63,656
	Telekom Austria AG	13,178	108,934
*	UBM Development AG	983	20,683
	UNIQA Insurance Group AG	24,307	190,544
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	291,659
	voestalpine AG	27,777	578,234
	Wienerberger AG	3,674	110,959
	Zumtobel Group AG	5,267	30,479

TOTAL AUSTRIA			3,952,837

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,826	1,390,129
	Ageas SA	52,470	2,738,322
*	AGFA-Gevaert NV	18,716	19,651
*	Atenor	3,523	16,876
	Azelis Group NV	4,278	85,705
	Barco NV	7,751	96,384
	Bekaert SA	12,618	461,115

		Shares	Value»
BELGIUM — (Continued)
	bpost SA	21,157	$55,389
	Cie d’Entreprises CFE	2,176	14,467
	Colruyt Group NV	12,680	592,359
	Deceuninck NV	17,296	43,492
	Deme Group NV	1,605	245,386
	Econocom Group SA NV	31,122	67,064
	Greenyard NV	6,487	42,290
	Jensen-Group NV	940	42,599
#*	Ontex Group NV	29,953	252,025
	Proximus SADP	23,547	171,964
	Recticel SA	6,934	91,070
	Roularta Media Group NV	337	4,286
	Sipef NV	1,661	102,137
	Solvay SA	10,559	429,584
	Syensqo SA	10,559	819,117
#	Tessenderlo Group SA	4,389	118,970
	Umicore SA	22,476	270,597
	VGP NV	2,846	239,346
	Viohalco SA	1,948	10,938
	What’s Cooking BV	159	18,106

TOTAL BELGIUM			8,439,368

BRAZIL — (0.7%)
	Bemobi Mobile Tech SA	9,900	26,407
*	Blau Farmaceutica SA	4,000	10,379
	Boa Safra Sementes SA	9,500	20,460
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	39,601
	Brava Energia	43,223	126,957
	Brisanet Participacoes SA	14,200	7,615
*	C&A Modas SA	27,200	61,308
	Camil Alimentos SA	14,200	19,405
*	Cia Brasileira de Aluminio	46,700	47,016
*	Cia Brasileira de Distribuicao	19,156	9,941
	Cia Siderurgica Nacional SA (CSNA3 BZ)	93,542	190,453
	Cosan SA	152,600	312,016
	Cruzeiro do Sul Educacional SA	40,965	23,456
	CSU Digital SA	11,000	33,680

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	$230,220
Ω	Desktop SA	16,000	36,866
	Dexco SA	64,359	92,182
	Dimed SA Distribuidora da Medicamentos	12,800	22,430
*	Embraer SA (EMBR3 BZ)	63,226	530,228
	Empreendimentos Pague Menos SA	21,900	10,873
	Even Construtora e Incorporadora SA	18,597	19,398
	Ez Tec Empreendimentos e Participacoes SA	9,435	22,800
	Fleury SA	34,717	89,001
*	Gafisa SA	10,803	2,878
	Gerdau SA Sponsored ADR	104,675	326,585
	Grendene SA	18,400	16,933
*	Grupo Casas Bahia SA	2,799	1,995
	Grupo Mateus SA	34,855	45,702
	Grupo SBF SA	15,337	38,443
	Guararapes Confeccoes SA	17,200	25,260
*Ω	Hapvida Participacoes e Investimentos SA	659,595	401,629
	Hospital Mater Dei SA	7,300	5,367
	Hypera SA	39,164	149,721
	Irani Papel e Embalagem SA	9,500	12,440
*	IRB-Brasil Resseguros SA	6,989	52,396
	Jalles Machado SA	18,054	18,957
	JHSF Participacoes SA	58,376	44,836
	JSL SA	17,000	23,379
	Lavvi Empreendimentos Imobiliarios SA	19,500	28,605
	Lojas Quero-Quero SA	66,400	33,080
	Lojas Renner SA	49,007	157,425
*Ω	LWSA SA	35,200	25,269
	Melnick Even Desenvolvimento Imobiliario SA	13,300	8,190

		Shares	Value»
BRAZIL — (Continued)
*	Moura Dubeux Engenharia SA	11,800	$32,741
*	Movida Participacoes SA	3,876	4,023
*	MPM Corporeos SA	37,700	6,195
*	MRV Engenharia e Participacoes SA	52,000	62,246
	Natura & Co. Holding SA	99,192	235,244
*	Oceanpact Servicos Maritimos SA	15,100	16,404
	Pet Center Comercio e Participacoes SA	36,500	31,191
	Petroreconcavo SA	22,366	65,695
	Positivo Tecnologia SA	18,900	20,957
	Romi SA	9,887	17,274
	Sao Carlos Empreendimentos e Participacoes SA	6,400	25,020
	Sao Martinho SA	16,100	70,517
*Ω	Ser Educacional SA	17,900	21,675
	SLC Agricola SA	34,730	102,191
	Tres Tentos Agroindustrial SA	18,600	36,583
	Trisul SA	16,000	14,641
	Tupy SA	19,896	80,363
	Ultrapar Participacoes SA (UGPA3 BZ)	21,261	76,829
	Unifique Telecomunicacoes SA	14,500	9,707
	Usinas Siderurgicas de Minas Gerais SA Usiminas	9,900	10,909
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	39,806
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,893	78,224
	Vibra Energia SA	100,516	387,917
	YDUQS Participacoes SA	16,171	29,680

TOTAL BRAZIL			4,877,814

CANADA — (8.2%)
	Acadian Timber Corp.	3,300	43,633
	ADENTRA, Inc.	5,960	164,330

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	ADF Group, Inc.	3,600	$26,321
*	Advantage Energy Ltd.	96,400	603,041
	Aecon Group, Inc.	18,709	311,604
	AGF Management Ltd., Class B	22,400	167,636
	Alamos Gold, Inc. (AGI CN), Class A	37,440	756,408
	Alaris Equity Partners Income	11,300	146,084
	Algoma Central Corp.	3,700	40,259
	Algoma Steel Group, Inc. (ASTL US)	2,687	27,810
	AltaGas Ltd.	73,260	1,750,537
	Altius Minerals Corp.	12,949	244,965
	Amerigo Resources Ltd.	35,600	43,722
	ARC Resources Ltd.	157,602	2,610,192
*	Athabasca Oil Corp.	119,071	442,128
	AtkinsRealis Group, Inc.	4,228	203,452
*	AutoCanada, Inc.	3,000	31,975
	B2Gold Corp. (BTG US)	271,540	901,513
	B2Gold Corp. (BTO CN)	36,819	121,641
	Baytex Energy Corp.	53,672	151,493
#	Birchcliff Energy Ltd.	82,787	308,589
	Bird Construction, Inc.	159	3,461
	Black Diamond Group Ltd.	11,000	71,498
	Boralex, Inc., Class A	17,614	423,414
*	Bragg Gaming Group, Inc.	1,900	8,664
	Brookfield Wealth Solutions Ltd.	907	48,134
*	CAE, Inc. (CAE CN)	22,453	395,086
#*	CAE, Inc. (CAE US)	9,130	160,688
*	Calfrac Well Services Ltd.	12,754	35,266
	Calian Group Ltd.	1,774	61,195
*	Calibre Mining Corp.	35,119	63,814
	Canaccord Genuity Group, Inc.	22,000	158,322
#	Canacol Energy Ltd.	6,190	12,537
#	Canadian Tire Corp. Ltd., Class A	9,131	971,696
	Canadian Western Bank	27,924	1,148,166
*	Canfor Corp.	28,724	342,662
*	Capstone Copper Corp.	79,818	552,050
	Cardinal Energy Ltd.	36,370	167,438

		Shares	Value»
CANADA — (Continued)
	Cascades, Inc.	44,980	$338,880
*	Celestica, Inc. (CLS CN)	7,983	546,285
*	Celestica, Inc. (CLS US)	12,459	852,196
	Centerra Gold, Inc.	72,600	513,078
	CES Energy Solutions Corp.	72,335	414,575
*	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	280,615
*	Cipher Pharmaceuticals, Inc.	2,347	25,352
#	Cogeco Communications, Inc.	3,001	151,198
	Cogeco, Inc.	10,680	466,365
*	Conifex Timber, Inc.	8,294	2,978
	Converge Technology Solutions Corp.	45,671	98,404
#*	Cronos Group, Inc. (CRON CN)	21,600	45,609
*	Cronos Group, Inc. (CRON US)	34,844	72,824
	Definity Financial Corp.	18,390	709,660
*	dentalcorp Holdings Ltd.	14,423	97,269
	Dexterra Group, Inc.	2,300	10,192
	Doman Building Materials Group Ltd.	18,957	112,052
*	Dorel Industries, Inc., Class B	5,500	21,726
	DREAM Unlimited Corp., Class A	10,000	205,767
	Dundee Precious Metals, Inc.	59,238	602,442
	Dye & Durham Ltd.	7,073	96,721
	Dynacor Group, Inc.	10,400	42,949
	E-L Financial Corp. Ltd.	500	512,084
*	Eldorado Gold Corp. (EGO US)	22,207	385,736
*	Eldorado Gold Corp. (ELD CN)	40,242	700,019
	Empire Co. Ltd., Class A	32,978	951,432
	Endeavour Mining PLC	43,136	955,142

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp. (EXK US)	42,369	$213,540
	Enerflex Ltd. (EFX CN)	43,626	288,260
*	Ensign Energy Services, Inc.	69,588	139,941
	EQB, Inc.	8,265	634,084
#*	Equinox Gold Corp. (EQX CN)	18,476	102,177
*	Equinox Gold Corp. (EQX US)	47,407	262,635
	Exchange Income Corp.	3,833	150,721
	Exco Technologies Ltd.	7,000	42,180
	Finning International, Inc.	36,989	1,079,637
#	First Majestic Silver Corp. (AG US)	41,840	308,779
	First Majestic Silver Corp. (FR CN)	14,361	106,133
*	Fortuna Mining Corp. (FSM US)	85,224	423,563
*	Fortuna Mining Corp. (FVI CN)	80	398
#	Frontera Energy Corp.	8,807	47,946
*	Galiano Gold, Inc.	46,170	79,583
	Gamehost, Inc.	1,600	12,135
*	GDI Integrated Facility Services, Inc.	1,593	41,909
*	GoGold Resources, Inc.	37,647	43,262
*	Haivision Systems, Inc.	2,900	10,081
	Hammond Power Solutions, Inc.	1,400	121,333
*	Heroux-Devtek, Inc.	10,300	237,832
	High Liner Foods, Inc.	6,800	63,832
	Hudbay Minerals, Inc. (HBM CN)	80,845	725,213
	Hudbay Minerals, Inc. (HBM US)	2,760	24,702
	iA Financial Corp., Inc.	29,944	2,439,650
*	IAMGOLD Corp. (IAG US)	63,068	349,397
*	IAMGOLD Corp. (IMG CN)	62,872	349,051
	IGM Financial, Inc.	14,933	448,628
	Innergex Renewable Energy, Inc.	29,469	193,024

		Shares	Value»
CANADA — (Continued)
*	Interfor Corp.	15,644	$215,613
#*	Journey Energy, Inc.	9,502	14,673
	K-Bro Linen, Inc.	1,900	44,827
*	Kelt Exploration Ltd.	45,290	212,406
	Kinross Gold Corp. (K CN)	167,913	1,694,385
	Kinross Gold Corp. (KGC US)	169,515	1,708,711
*	Knight Therapeutics, Inc.	18,099	73,314
*	Kolibri Global Energy, Inc.	2,926	9,709
#	KP Tissue, Inc.	3,200	18,846
	Lassonde Industries, Inc., Class A	1,100	139,393
	Laurentian Bank of Canada	12,596	235,935
	Leon’s Furniture Ltd.	8,521	164,196
*	Lightspeed Commerce, Inc. (LSPD CN)	1,500	22,677
#*	Lightspeed Commerce, Inc. (LSPD US)	25,966	392,606
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	559,901
*	Lucara Diamond Corp.	96,116	35,896
	Lundin Mining Corp.	177,526	1,726,363
	Magellan Aerospace Corp.	4,379	32,803
*	Major Drilling Group International, Inc.	14,091	84,808
*	Mandalay Resources Corp.	16,200	39,559
	Maple Leaf Foods, Inc.	13,344	201,835
	Martinrea International, Inc.	26,137	193,350
*	Mattr Corp.	24,476	213,584
*	MDA Space Ltd.	22,285	340,913
*	MEG Energy Corp.	78,509	1,435,023
	Melcor Developments Ltd.	4,500	41,983
	Methanex Corp. (MEOH US)	8,492	332,632
	Methanex Corp. (MX CN)	6,800	266,169
	MTY Food Group, Inc.	4,728	151,924
	Mullen Group Ltd.	27,386	296,214
	Neo Performance Materials, Inc.	5,581	31,505

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD CN)	171,422	$471,538
	North American Construction Group Ltd. (NOA CN)	3,100	60,448
	North American Construction Group Ltd. (NOA US)	1,100	21,483
	Northland Power, Inc.	51,092	776,462
	Nuvei Corp.	9,937	334,380
*	NuVista Energy Ltd.	53,200	427,174
*	Obsidian Energy Ltd. (OBE US)	17,275	97,949
	OceanaGold Corp.	281,030	797,263
	Osisko Gold Royalties Ltd. (OR CN)	5,966	120,061
	Pan American Silver Corp. (PAAS CN)	52,992	1,239,214
	Paramount Resources Ltd., Class A	19,972	385,276
	Parex Resources, Inc.	29,536	274,285
	Parkland Corp.	33,200	772,564
*	Payfare, Inc.	9,486	14,035
	Petrus Resources Ltd.	7,000	7,290
#	Peyto Exploration & Development Corp.	52,912	576,869
	PHX Energy Services Corp.	11,400	76,390
	Pizza Pizza Royalty Corp.	8,600	80,914
	Polaris Renewable Energy, Inc.	7,900	68,086
*	Precision Drilling Corp. (PD CN)	580	34,837
*	Precision Drilling Corp. (PDS US)	3,265	196,063
	Premium Brands Holdings Corp.	600	37,465
	Primo Water Corp. (PRMW CN)	26,718	701,555
*	Quarterhill, Inc.	33,599	38,851
	Rogers Sugar, Inc.	27,030	107,938
	Russel Metals, Inc.	17,634	491,019
	Sandstorm Gold Ltd. (SAND US)	6,861	41,509
	Sandstorm Gold Ltd. (SSL CN)	10,010	60,678
*	Sangoma Technologies Corp.	2,812	17,167
	Secure Energy Services, Inc.	74,611	831,125

		Shares	Value»
CANADA — (Continued)
*	Source Energy Services Ltd.	1,529	$13,760
*	Spartan Delta Corp.	5,400	13,148
Ω	Spin Master Corp.	5,700	120,644
	SSR Mining, Inc. (SSRM CN)	43,129	266,394
	Stelco Holdings, Inc.	12,563	614,728
*Ω	STEP Energy Services Ltd.	9,547	23,519
	Superior Plus Corp.	47,700	226,107
	Supremex, Inc.	4,400	12,957
	Taiga Building Products Ltd.	11,800	32,289
	Tamarack Valley Energy Ltd.	137,999	411,316
#*	Taseko Mines Ltd. (TKO CN)	74,112	164,475
	TELUS Corp.	416	6,576
#*	Tilray Brands, Inc.	32,721	53,662
*	Torex Gold Resources, Inc.	25,846	557,443
	Total Energy Services, Inc.	6,901	47,680
	Tourmaline Oil Corp.	4,971	229,169
	Transcontinental, Inc., Class A	26,393	326,038
	Trican Well Service Ltd.	59,975	199,007
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	59,978
	Triple Flag Precious Metals Corp. (TFPM US)	854	14,646
	Veren, Inc. (VRN CN)	90,806	467,612
	Veren, Inc. (VRN US)	76,183	393,104
	Vermilion Energy, Inc. (VET US)	48,268	450,340
	VersaBank (VBNK CN)	3,835	57,648
*	Victoria Gold Corp./Vancouver	259	89
	Wajax Corp.	6,900	122,454
*	Well Health Technologies Corp.	50,031	159,182
	West Fraser Timber Co. Ltd. (WFG CN)	8,807	795,404
#	West Fraser Timber Co. Ltd. (WFG US)	1,400	126,560
*	Western Forest Products, Inc.	127,000	45,150
	Westshore Terminals Investment Corp.	5,400	89,240

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Whitecap Resources, Inc.	162,842	$1,215,158
	Winpak Ltd.	8,514	303,357
*††	Xebec Adsorption, Inc.	18,924	0

TOTAL CANADA			59,583,075

CHILE — (0.1%)
*	CAP SA	9,646	57,840
	Empresa Nacional de Telecomunicaciones SA	14,473	47,248
	Empresas CMPC SA	37,945	60,432
	Grupo Security SA	55,634	15,250
	Inversiones Aguas Metropolitanas SA	48,989	36,342
*	Ripley Corp. SA	120,377	34,392
	Salfacorp SA	145,634	86,647
	Sociedad Matriz SAAM SA	238,825	25,578
	SONDA SA	106,548	38,874
	Vina Concha y Toro SA	8,346	9,642

TOTAL CHILE			412,245

CHINA — (6.8%)
Ω	3SBio, Inc.	365,500	274,155
*	5I5J Holding Group Co. Ltd., Class A	60,500	30,270
	AAC Technologies Holdings, Inc.	144,000	581,617
	Accelink Technologies Co. Ltd., Class A	4,000	25,564
	Advanced Technology & Materials Co. Ltd., Class A	23,600	35,990
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	30,899
	Aisino Corp., Class A	19,500	27,849
Ω	A-Living Smart City Services Co. Ltd.	164,000	66,244
*Ω	Alliance International Education Leasing Holdings Ltd.	141,000	5,075
	Allmed Medical Products Co. Ltd., Class A	8,900	10,586
	Aluminum Corp. of China Ltd., Class H	94,000	59,892
*	Angang Steel Co. Ltd., Class H	184,000	35,637

		Shares	Value»
CHINA — (Continued)
	Anhui Conch Cement Co. Ltd., Class H	202,000	$586,778
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	24,636
	Anhui Heli Co. Ltd., Class A	5,600	14,137
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	25,879
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	23,766
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	20,848
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	23,342
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	32,521
	Anton Oilfield Services Group	504,000	37,577
	Aoshikang Technology Co. Ltd., Class A	4,500	15,954
	Aotecar New Energy Technology Co. Ltd., Class A	56,400	22,966
#*Ω	Arrail Group Ltd.	31,000	13,084
Ω	AsiaInfo Technologies Ltd.	74,000	48,824
*	AustAsia Group Ltd.	32,320	4,718
	AviChina Industry & Technology Co. Ltd., Class H	481,000	258,360
Ω	BAIC Motor Corp. Ltd., Class H	364,000	100,525
	Bank of Changsha Co. Ltd., Class A	21,500	25,773
	Bank of Chongqing Co. Ltd., Class H	132,500	96,290
	Bank of Guiyang Co. Ltd., Class A	33,600	28,350
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	29,415
	Bank of Suzhou Co. Ltd., Class A	42,940	46,114
	Bank of Xi’an Co. Ltd., Class A	48,800	24,865

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Baoxiniao Holding Co. Ltd., Class A	38,600	$22,141
*	Baoye Group Co. Ltd., Class H	46,000	25,676
*	Baozun, Inc. (9991 HK), Class A	28,500	29,018
	BBMG Corp., Class H	164,000	16,650
	Beibuwan Port Co. Ltd., Class A	16,200	18,272
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	45,280
*	Beijing Capital International Airport Co. Ltd., Class H	332,000	120,669
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	20,750	21,170
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	31,018
	Beijing Energy International Holding Co. Ltd.	546,000	11,571
	Beijing Enterprises Holdings Ltd.	97,500	319,443
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,318
	Beijing Enterprises Water Group Ltd.	860,000	256,055
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	23,867
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	26,209
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	32,640
	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	17,471
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	26,838
	Beijing North Star Co. Ltd., Class H	130,000	14,508

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	26,500	$37,254
	Beijing Originwater Technology Co. Ltd., Class A	77,454	55,069
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	23,249
	Beijing Shougang Co. Ltd., Class A	40,100	18,487
	Beijing Sinnet Technology Co. Ltd., Class A	27,300	41,543
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	21,381
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	8,655
	Beijing Strong Biotechnologies, Inc., Class A	11,400	22,047
*	Beijing Teamsun Technology Co. Ltd., Class A	26,500	21,943
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	31,182
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	10,484
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	22,252
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	30,563
*	Beiqi Foton Motor Co. Ltd., Class A	37,198	14,042
*	Bengang Steel Plates Co. Ltd., Class A	44,600	23,263
	Binhai Investment Co. Ltd.	55,136	8,346

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Blue Moon Group Holdings Ltd.	145,000	$56,320
*	Blue Sail Medical Co. Ltd., Class A	29,200	22,393
Ω	BOC Aviation Ltd.	44,800	347,470
*	BOE HC SemiTek Corp.	33,600	29,620
	BOE Varitronix Ltd.	61,000	43,103
*	Bohai Leasing Co. Ltd., Class A	127,800	59,869
	Bright Dairy & Food Co. Ltd., Class A	18,300	21,659
	B-Soft Co. Ltd., Class A	46,800	37,149
	BTG Hotels Group Co. Ltd., Class A	9,800	19,129
#	C&D International Investment Group Ltd.	106,227	201,013
	C&S Paper Co. Ltd., Class A	24,800	24,775
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	25,889
	Canmax Technologies Co. Ltd., Class A	9,400	31,132
	Canny Elevator Co. Ltd., Class A	12,200	10,859
	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	18,360
	CECEP Solar Energy Co. Ltd., Class A	39,400	28,697
	CECEP Wind-Power Corp., Class A	68,250	31,983
	Central China New Life Ltd.	13,000	2,148
	Central China Securities Co. Ltd., Class H	158,000	37,668
	CGN New Energy Holdings Co. Ltd.	246,000	72,702
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	25,856
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	25,013

		Shares	Value»
CHINA — (Continued)
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	$21,502
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	20,477
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	19,625
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	24,624
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	25,551
	Chengtun Mining Group Co. Ltd., Class A	38,000	26,834
	Chengzhi Co. Ltd., Class A	20,900	23,501
*	China Aerospace International Holdings Ltd.	540,000	30,393
	China Aircraft Leasing Group Holdings Ltd.	25,500	10,488
*Ω	China Bohai Bank Co. Ltd., Class H	350,000	44,562
*	China Boton Group Co. Ltd.	52,000	11,955
	China CAMC Engineering Co. Ltd., Class A	29,200	32,925
#	China Chunlai Education Group Co. Ltd.	40,000	22,200
#	China Cinda Asset Management Co. Ltd., Class H	1,649,000	318,126
	China Coal Energy Co. Ltd., Class H	70,000	87,323
	China Communications Services Corp. Ltd., Class H	476,000	255,730
	China Conch Venture Holdings Ltd.	288,500	267,239
	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,111

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	China East Education Holdings Ltd.	107,000	$39,298
	China Education Group Holdings Ltd.	232,275	144,962
	China Electronics Huada Technology Co. Ltd.	126,000	22,528
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	15,995
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	127,075
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	46,814
	China Everbright Water Ltd.	62,444	11,793
Ω	China Feihe Ltd.	585,000	441,525
	China Foods Ltd.	162,000	52,045
	China Galaxy Securities Co. Ltd., Class H	569,500	506,956
	China Gas Holdings Ltd.	463,800	398,290
*	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	228,238
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	18,100	25,277
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	22,454
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	10,252
	China Hongqiao Group Ltd.	432,000	694,092
††	China Huiyuan Juice Group Ltd.	110,500	4,983
	China International Marine Containers Group Co. Ltd., Class H	182,820	143,955

		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp.	7,600	$11,022
	China Jinmao Holdings Group Ltd.	1,157,846	179,746
*	China Kepei Education Group Ltd.	70,000	11,524
	China Lesso Group Holdings Ltd.	236,000	117,559
	China Lilang Ltd.	89,000	43,977
*Ω	China Literature Ltd.	73,400	265,016
	China Medical System Holdings Ltd.	188,000	188,047
#	China Meidong Auto Holdings Ltd.	146,000	42,150
	China Mengniu Dairy Co. Ltd.	428,000	958,488
	China Merchants Port Holdings Co. Ltd.	306,664	504,314
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	20,981
	China Modern Dairy Holdings Ltd.	540,000	56,645
	China National Accord Medicines Corp. Ltd., Class A	5,600	21,936
	China National Building Material Co. Ltd., Class H	634,200	269,815
	China National Medicines Corp. Ltd., Class A	8,000	35,537
Ω	China New Higher Education Group Ltd.	164,000	37,714
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	17,815
	China Nonferrous Mining Corp. Ltd.	164,000	116,286
*	China Oil & Gas Group Ltd.	920,000	24,006
	China Oilfield Services Ltd., Class H	268,000	250,759
	China Overseas Grand Oceans Group Ltd.	256,646	67,611

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment Ltd.	441,500	$843,626
	China Petroleum Engineering Corp., Class A	42,900	21,552
	China Railway Group Ltd., Class H	468,000	233,541
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	34,387
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	103,047
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	25,199
	China Reinsurance Group Corp., Class H	1,202,000	143,182
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	24,828
	China Resources Building Materials Technology Holdings Ltd.	66,000	17,069
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	23,280
	China Resources Gas Group Ltd.	6,700	25,833
	China Resources Medical Holdings Co. Ltd.	143,500	71,577
Ω	China Resources Pharmaceutical Group Ltd.	349,000	246,857
#	China Risun Group Ltd.	252,000	106,261
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	26,687
*	China Shanshui Cement Group Ltd.	270,000	17,747
Ω	China Shengmu Organic Milk Ltd.	623,000	14,220
	China State Construction Development Holdings Ltd.	38,000	9,790

		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	368,000	$540,130
*	China Sunshine Paper Holdings Co. Ltd.	134,000	34,320
	China Taiping Insurance Holdings Co. Ltd.	293,000	504,678
*††	China Tianrui Group Cement Co. Ltd.	50,000	116
	China Tianying, Inc., Class A	27,400	18,917
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	210,637
	China TransInfo Technology Co. Ltd., Class A	23,600	34,014
	China Travel International Investment Hong Kong Ltd.	526,000	68,994
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	10,358
#*	China Vanke Co. Ltd., Class H	388,200	369,590
	China West Construction Group Co. Ltd., Class A	30,500	31,805
	China XLX Fertiliser Ltd.	112,000	58,703
	China Yongda Automobiles Services Holdings Ltd.	217,500	44,870
*Ω	China Youran Dairy Group Ltd.	338,000	57,912
	China Zheshang Bank Co. Ltd., Class H	364,599	101,264
††	China Zhongwang Holdings Ltd.	319,600	12,950
#	Chinasoft International Ltd.	394,000	288,168
	Chongqing Department Store Co. Ltd., Class A	6,200	19,222
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	23,797
	Chongqing Gas Group Corp. Ltd., Class A	24,249	20,581

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	$253,812
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	22,383
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	86,134
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	24,423
	CIMC Enric Holdings Ltd.	134,000	113,088
*	Cinda Real Estate Co. Ltd., Class A	18,201	13,751
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,410
	City Development Environment Co. Ltd., Class A	13,200	25,010
*	Citychamp Watch & Jewellery Group Ltd.	196,000	23,708
#*	ClouDr Group Ltd.	31,200	5,179
	CMST Development Co. Ltd., Class A	24,300	17,940
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	61,200	37,087
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	21,156
*	COFCO Biotechnology Co. Ltd., Class A	25,600	20,989
#*	COFCO Joycome Foods Ltd.	405,000	80,138
	COFCO Sugar Holding Co. Ltd., Class A	31,100	42,722
*	Comba Telecom Systems Holdings Ltd.	276,000	39,474
	Concord New Energy Group Ltd.	1,310,000	89,387
	Continental Aerospace Technologies Holding Ltd.	570,000	9,626
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	24,884

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	$29,031
*	CPMC Holdings Ltd.	151,000	131,765
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	22,854
	CSG Holding Co. Ltd., Class A	44,700	34,624
	Daan Gene Co. Ltd., Class A	32,400	28,159
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	20,836
	Dashang Co. Ltd., Class A	13,879	35,425
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	20,549
	Deppon Logistics Co. Ltd., Class A	15,800	31,764
*	Dezhan Healthcare Co. Ltd., Class A	60,500	25,610
	Dian Diagnostics Group Co. Ltd., Class A	13,600	24,326
	Digital China Group Co. Ltd., Class A	13,600	67,257
	Digital China Information Service Group Co. Ltd., Class A	17,900	30,846
	Dongfang Electric Corp. Ltd., Class H	42,800	56,171
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	9,882
	Dongguan Development Holdings Co. Ltd., Class A	12,900	19,559
	Dongxing Securities Co. Ltd., Class A	23,800	36,803
	Dongyue Group Ltd.	306,000	249,405
	Dynagreen Environmental Protection Group Co. Ltd., Class H	96,000	39,507
	Easyhome New Retail Group Co. Ltd., Class A	62,200	24,636
	E-Commodities Holdings Ltd.	272,000	50,032

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Edvantage Group Holdings Ltd.	49,441	$15,016
	EEKA Fashion Holdings Ltd.	46,000	49,694
*	Elion Energy Co. Ltd., Class A	29,100	1,554
	Essex Bio-technology Ltd.	22,000	7,586
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	46,924
	EVA Precision Industrial Holdings Ltd.	270,000	23,579
	Ever Sunshine Services Group Ltd.	126,000	40,690
Ω	Everbright Securities Co. Ltd., Class H	13,400	13,101
*Ω	Everest Medicines Ltd.	9,000	36,449
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	23,110
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,606
	FESCO Group Co. Ltd., Class A	4,400	12,600
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	27,749
#*	FIH Mobile Ltd.	597,000	68,794
*	Financial Street Holdings Co. Ltd., Class A	71,300	35,850
	First Capital Securities Co. Ltd., Class A	22,500	27,160
	Fosun International Ltd.	472,500	268,257
	Fu Shou Yuan International Group Ltd.	182,000	92,430
	Fufeng Group Ltd.	298,000	168,349
	Fujian Star-net Communication Co. Ltd., Class A	13,300	32,708
	Gansu Energy Chemical Co. Ltd., Class A	83,500	32,012

		Shares	Value»
CHINA — (Continued)
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	$19,052
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	23,997
	GCL Energy Technology Co. Ltd., Class A	18,300	20,947
*	GDS Holdings Ltd. (9698 HK), Class A	60,600	163,434
	Gemdale Corp., Class A	52,200	44,976
#	Gemdale Properties & Investment Corp. Ltd.	1,408,000	51,704
*	Genimous Technology Co. Ltd., Class A	28,400	46,424
	GF Securities Co. Ltd., Class H	95,400	135,527
#*	Global New Material International Holdings Ltd.	74,000	34,923
	Goldenmax International Group Ltd., Class A	17,200	20,326
	Goldwind Science & Technology Co. Ltd., Class H	94,000	79,849
*	Goodbaby International Holdings Ltd.	272,000	29,719
	Grand Pharmaceutical Group Ltd., Class L	46,000	26,960
	Greatview Aseptic Packaging Co. Ltd.	183,000	56,807
	Greentown China Holdings Ltd.	213,500	282,796
Ω	Greentown Management Holdings Co. Ltd.	64,000	28,665
	Greentown Service Group Co. Ltd.	254,000	133,467
	Guangdong Advertising Group Co. Ltd., Class A	27,400	25,498
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	23,989

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	$22,750
	Guangdong DFP New Material Group Co. Ltd.	47,100	23,664
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	23,019
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,812
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	27,279
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	14,278
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	28,849
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	40,639
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,100	26,225
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	22,182
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	33,612
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	26,722
	Guangshen Railway Co. Ltd., Class H	282,000	78,316
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	46,133
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	18,306
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	22,611

		Shares	Value»
CHINA — (Continued)
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	$25,883
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	65,973
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	36,626
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	18,693
	Guilin Layn Natural Ingredients Corp., Class A	17,200	19,727
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	30,315
	Guizhou Tyre Co. Ltd., Class A	34,100	23,726
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	24,020
	Guizhou Zhenhua E-chem, Inc., Class A	13,700	22,695
*	Guoguang Electric Co. Ltd., Class A	13,500	25,141
	Guomai Technologies, Inc., Class A	10,500	12,346
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	51,711
	Hainan Haide Capital Management Co. Ltd., Class A	20,500	24,235
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	37,125
	Haitian International Holdings Ltd.	46,000	127,235
#	Haitong Securities Co. Ltd., Class H	76,000	63,301
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	23,160
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	23,300	32,600

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Great Star Industrial Co. Ltd., Class A	6,900	$27,789
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,400	24,173
	Hangzhou Iron & Steel Co., Class A	35,400	20,432
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	26,786
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	47,850
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	13,996
	Han’s Laser Technology Industry Group Co. Ltd., Class A	14,100	51,055
	Hanwei Electronics Group Corp., Class A	9,600	23,703
	Harbin Electric Co. Ltd., Class H	158,000	52,242
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	27,306
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	14,426
	HBIS Resources Co. Ltd., Class A	10,900	22,477
*Ω	HBM Holdings Ltd.	64,000	9,963
	Health & Happiness H&H International Holdings Ltd.	54,500	71,566
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	3,495
	Helens International Holdings Co. Ltd.	52,000	15,311
	Henan Liliang Diamond Co. Ltd., Class A	6,400	25,658
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	36,657

		Shares	Value»
CHINA — (Continued)
	Henan Pinggao Electric Co. Ltd., Class A	20,100	$51,463
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	26,778
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	11,250
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	23,193
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	24,280
	Hengan International Group Co. Ltd.	49,500	146,167
	Hengyi Petrochemical Co. Ltd., Class A	35,500	31,868
	Hesteel Co. Ltd., Class A	133,300	41,386
	Hitevision Co. Ltd., Class A	7,600	25,653
#*	Hopson Development Holdings Ltd.	200,693	89,889
*	Horizon Construction Development Ltd.	114,000	22,946
	Hoyuan Green Energy Co. Ltd., Class A	12,600	42,164
	Huaan Securities Co. Ltd., Class A	44,460	38,456
	Huadian Heavy Industries Co. Ltd., Class A	10,800	9,081
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	48,774
*	Huafu Fashion Co. Ltd., Class A	36,000	19,812
	Huaihe Energy Group Co. Ltd., Class A	23,400	12,309
	Huapont Life Sciences Co. Ltd., Class A	24,200	15,673
Ω	Huatai Securities Co. Ltd., Class H	210,000	355,460
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	51,510
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	6,800	21,104

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hubei Zhenhua Chemical Co. Ltd., Class A	11,500	$20,973
	Huishang Bank Corp. Ltd., Class H	135,800	41,416
#*Ω	Huitongda Network Co. Ltd., Class H	12,000	30,816
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	22,314
	Hunan Gold Corp. Ltd., Class A	13,200	30,904
*Ω	Hygeia Healthcare Holdings Co. Ltd.	48,800	110,354
*	HyUnion Holding Co. Ltd., Class A	23,200	21,519
	IKD Co. Ltd., Class A	7,900	17,067
	Infore Environment Technology Group Co. Ltd., Class A	39,700	26,935
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	15,000	42,363
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	30,357
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	30,850
	Inspur Digital Enterprise Technology Ltd.	80,000	33,445
	Intco Medical Technology Co. Ltd., Class A	9,720	35,509
#*	iQIYI, Inc., ADR	68,035	177,571
	Jade Bird Fire Co. Ltd., Class A	16,600	24,548
	Jangho Group Co. Ltd., Class A	27,400	22,010
*Ω	JD Logistics, Inc.	266,400	542,092
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	27,268
	Jiangling Motors Corp. Ltd., Class A	9,400	33,810
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	24,819
	Jiangsu Azure Corp., Class A	17,900	23,358

		Shares	Value»
CHINA — (Continued)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	$26,929
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,020	41,086
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	37,840
	Jiangsu General Science Technology Co. Ltd., Class A	27,500	19,616
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	24,151
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	16,347
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	25,129
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	18,833
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	17,113
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	7,900	23,793
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	22,090
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	29,228
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	16,199
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	24,425
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	28,201

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	32,600	$23,154
	Jiangsu Yinhe Electronics Co. Ltd., Class A	36,400	31,866
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	20,626
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	35,699
	Jiangxi Bank Co. Ltd., Class H	71,500	6,790
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	23,672
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	23,903
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	13,798
	Jihua Group Corp. Ltd., Class A	67,000	28,081
*	Jilin Chemical Fibre, Class A	39,400	21,957
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	4,581
	Jinchuan Group International Resources Co. Ltd.	425,000	30,651
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	29,090
#	JinkoSolar Holding Co. Ltd., ADR	8,667	230,196
	Jinlei Technology Co. Ltd., Class A	10,000	35,047
	Jinmao Property Services Co. Ltd.	15,891	5,885
#Ω	Jinxin Fertility Group Ltd.	449,000	199,178
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	22,666
#Ω	Jiumaojiu International Holdings Ltd.	152,000	65,633
	Jizhong Energy Resources Co. Ltd., Class A	31,400	26,181

		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	19,800	$31,426
	Jointown Pharmaceutical Group Co. Ltd., Class A	31,933	23,211
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	32,382
	Joy City Property Ltd.	340,000	10,487
	JS Corrugating Machinery Co. Ltd., Class A	15,100	34,687
#Ω	JS Global Lifestyle Co. Ltd.	189,500	38,153
	JSTI Group, Class A	22,800	45,238
*	Ju Teng International Holdings Ltd.	128,000	15,906
	Juewei Food Co. Ltd., Class A	8,600	22,004
*	Jutal Offshore Oil Services Ltd.	94,000	8,244
*	JY Grandmark Holdings Ltd.	50,000	2,446
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,937
	Kaishan Group Co. Ltd., Class A	16,700	22,413
	Kangji Medical Holdings Ltd.	59,000	43,963
*	Kasen International Holdings Ltd.	47,000	1,819
	Keda Industrial Group Co. Ltd., Class A	10,800	12,774
*	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	27,651
	Kinetic Development Group Ltd.	442,000	86,236
	Kingboard Holdings Ltd.	115,000	278,468
	Kingboard Laminates Holdings Ltd.	60,000	52,139
	Kingfa Sci & Tech Co. Ltd., Class A	41,200	51,830
*	Kingsoft Cloud Holdings Ltd.	422,000	80,938
*	Ko Yo Chemical Group Ltd.	668,000	4,511

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kuangda Technology Group Co. Ltd., Class A	42,400	$33,020
	Kunlun Energy Co. Ltd.	756,000	716,961
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	21,387
	Lao Feng Xiang Co. Ltd., Class A	5,000	34,516
	Laobaixing Pharmacy Chain JSC, Class A	9,100	20,745
	Launch Tech Co. Ltd., Class H	62,500	44,724
	Lee & Man Chemical Co. Ltd.	38,000	18,241
	Lee & Man Paper Manufacturing Ltd.	299,000	92,245
	Lee’s Pharmaceutical Holdings Ltd.	45,000	6,959
*Ω	Legend Holdings Corp., Class H	73,000	71,623
	Leo Group Co. Ltd., Class A	52,500	14,220
	Leoch International Technology Ltd.	116,000	22,776
	Li Ning Co. Ltd.	352,500	719,244
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	20,860
	Liaoning Port Co. Ltd., Class H	284,000	26,565
*	Lier Chemical Co. Ltd., Class A	13,600	15,768
	Lingbao Gold Group Co. Ltd., Class H	46,000	20,755
#	LK Technology Holdings Ltd.	22,500	8,666
	Loncin Motor Co. Ltd., Class A	38,300	43,968
Ω	Longfor Group Holdings Ltd.	363,000	588,062
	Longhua Technology Group Luoyang Co. Ltd., Class A	28,700	29,195
	Longshine Technology Group Co. Ltd., Class A	8,900	15,427
	Lucky Harvest Co. Ltd., Class A	6,600	26,219
	Luenmei Quantum Co. Ltd., Class A	29,100	24,232

		Shares	Value»
CHINA — (Continued)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	$27,693
	Luxi Chemical Group Co. Ltd., Class A	19,600	32,231
#*Ω	Luye Pharma Group Ltd.	429,000	154,089
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	10,756
	Maccura Biotechnology Co. Ltd., Class A	14,000	27,638
#*Ω	Maoyan Entertainment	61,600	61,700
	Meilleure Health International Industry Group Ltd.	432,000	13,085
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	44,525
	Mesnac Co. Ltd., Class A	22,100	24,384
	Metallurgical Corp. of China Ltd., Class H	528,000	113,376
Ω	Midea Real Estate Holding Ltd.	51,200	21,933
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	12,819
	Ming Yang Smart Energy Group Ltd., Class A	31,100	52,598
*	Minmetals Land Ltd.	340,000	18,296
*	Minth Group Ltd.	142,000	259,499
	MLS Co. Ltd., Class A	24,900	30,043
*	MMG Ltd.	487,199	171,486
*Ω	Mobvista, Inc.	49,000	12,648
	Morimatsu International Holdings Co. Ltd.	56,000	33,320
	Nanhua Futures Co. Ltd., Class A	12,200	21,680
	NanJi E-Commerce Co. Ltd., Class A	28,700	13,067
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	32,092
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	45,768

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Pharmaceutical Co. Ltd., Class A	31,500	$21,797
*	Nanjing Tanker Corp., Class A	66,500	31,685
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	9,449
	NetDragon Websoft Holdings Ltd.	49,500	64,487
	Neusoft Corp., Class A	20,400	31,913
	New China Life Insurance Co. Ltd., Class H	153,600	518,363
	Newland Digital Technology Co. Ltd., Class A	4,000	10,716
	Nexteer Automotive Group Ltd.	90,000	32,845
*	Nine Dragons Paper Holdings Ltd.	165,000	71,859
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	34,352
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	24,318
	Ningbo Joyson Electronic Corp., Class A	18,400	43,011
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	21,747
	Ningbo Shanshan Co. Ltd., Class A	38,300	49,080
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	23,020
	Ningbo Yunsheng Co. Ltd., Class A	10,700	10,484
	NKY Medical Holdings Ltd., Class A	13,700	24,200
	Norinco International Cooperation Ltd., Class A	22,300	32,249
	North Chemical Industries Co. Ltd., Class A	15,200	24,642
	North China Pharmaceutical Co. Ltd., Class A	34,500	27,727

		Shares	Value»
CHINA — (Continued)
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	$29,284
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	25,208
	Northeast Securities Co. Ltd., Class A	28,400	34,095
*	Nuode New Materials Co. Ltd., Class A	10,200	5,739
	Offshore Oil Engineering Co. Ltd., Class A	33,800	25,767
	Onewo, Inc., Class H	31,900	94,137
	Opple Lighting Co. Ltd., Class A	7,800	19,085
	ORG Technology Co. Ltd., Class A	58,200	41,471
	Orient International Enterprise Ltd., Class A	9,500	9,514
Ω	Orient Securities Co. Ltd., Class H	164,400	109,588
*	Oriental Energy Co. Ltd., Class A	34,900	43,323
	Pacific Online Ltd.	71,000	2,964
	PCI Technology Group Co. Ltd., Class A	40,700	28,037
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	6,242
	PhiChem Corp., Class A	13,700	30,179
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	29,953
*	Polaris Bay Group Co. Ltd., Class A	19,700	21,626
	Poly Property Group Co. Ltd.	379,637	81,921
	Poly Property Services Co. Ltd., Class H	24,800	102,990
	Porton Pharma Solutions Ltd., Class A	6,900	17,989
	Prinx Chengshan Holdings Ltd.	20,000	21,257
	Pylon Technologies Co. Ltd., Class A	3,881	26,694
*	Q Technology Group Co. Ltd.	123,000	80,437

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	$26,526
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	37,366
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	17,153
	Qingdao Gon Technology Co. Ltd., Class A	3,600	11,570
Ω	Qingdao Port International Co. Ltd., Class H	70,000	49,044
	Qingdao Rural Commercial Bank Corp., Class A	127,700	52,441
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	18,434
	Qinhuangdao Port Co. Ltd., Class H	74,500	19,245
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	27,313
*Ω	Red Star Macalline Group Corp. Ltd., Class H	122,000	25,856
#*Ω	Redco Properties Group Ltd.	156,000	8,829
	Renhe Pharmacy Co. Ltd., Class A	26,500	21,478
	Rianlon Corp., Class A	6,700	25,921
	Risen Energy Co. Ltd., Class A	14,900	30,154
	Rizhao Port Co. Ltd., Class A	56,400	25,065
	Rongan Property Co. Ltd., Class A	54,000	18,868
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	35,220
	Runjian Co. Ltd., Class A	3,100	12,935

		Shares	Value»
CHINA — (Continued)
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	$26,689
	Sansure Biotech, Inc., Class A	9,291	29,348
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	137,079
	Sealand Securities Co. Ltd., Class A	103,000	72,469
*	Seazen Group Ltd.	568,000	171,559
*	Seazen Holdings Co. Ltd., Class A	16,700	34,211
	S-Enjoy Service Group Co. Ltd.	63,000	29,167
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	28,462
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	28,065
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,350	30,874
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	19,543
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	19,986
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	28,033
	Shandong Haihua Co. Ltd., Class A	23,600	18,722
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	14,900	13,525
	Shandong Humon Smelting Co. Ltd., Class A	11,000	17,123
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	20,491
	Shandong Lukang Pharma, Class A	17,900	20,967
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	13,270

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	336,800	$209,585
	Shandong Xiantan Co. Ltd., Class A	11,300	9,541
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	17,719
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	20,000	36,019
	Shanghai Bailian Group Co. Ltd., Class A	25,800	35,469
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	26,268
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	24,289
	Shanghai Environment Group Co. Ltd., Class A	21,400	25,264
	Shanghai Huayi Group Co. Ltd., Class A	22,900	21,651
	Shanghai Industrial Holdings Ltd.	81,000	123,546
	Shanghai Industrial Urban Development Group Ltd.	312,800	17,671
	Shanghai Jahwa United Co. Ltd., Class A	4,000	9,260
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,000	26,542
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	22,877
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	45,839
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	209,892
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	20,614

		Shares	Value»
CHINA — (Continued)
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	12,900	$14,993
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	51,110
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	17,732
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,001	35,140
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	26,006
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	30,565
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	13,075
	Shantui Construction Machinery Co. Ltd., Class A	17,600	22,101
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	24,513
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	21,955
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	29,910
*	Shanxi Meijin Energy Co. Ltd., Class A	44,200	32,363
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	14,282
	Shenma Industry Co. Ltd., Class A	26,406	26,123
	Shenzhen Airport Co. Ltd., Class A	36,800	35,965
	Shenzhen Aisidi Co. Ltd., Class A	14,000	28,731
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	19,033
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	19,997

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	$24,352
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	32,103
	Shenzhen Desay Battery Technology Co., Class A	5,980	21,138
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	32,435
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	20,863
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	21,860
	Shenzhen Gas Corp. Ltd., Class A	31,800	32,823
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	21,870
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	13,168
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	28,920
	Shenzhen International Holdings Ltd.	282,255	239,627
	Shenzhen Investment Ltd.	427,199	52,577
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	19,345
	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	25,043
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	23,821
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	29,102
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	22,573

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	$29,663
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	21,862
	Shenzhen Leaguer Co. Ltd., Class A	19,200	28,623
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	32,055
	Shenzhen MTC Co. Ltd., Class A	47,100	35,165
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	69,600	27,160
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	15,503
	Shenzhen Pagoda Industrial Group Corp. Ltd.	148,000	28,339
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	31,694
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	21,855
	Shenzhen Topband Co. Ltd., Class A	16,700	27,239
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	51,149
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	38,100
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	25,172
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	40,845
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	20,415
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	40,990

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	21,400	$110,716
	Shinva Medical Instrument Co. Ltd., Class A	5,720	13,920
	Shougang Fushan Resources Group Ltd.	483,728	174,953
*††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	1,027
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	38,900	39,410
	Shui On Land Ltd.	685,000	62,643
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	17,162
	Sichuan Haite High-tech Co. Ltd., Class A	9,300	15,611
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	27,463
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	13,069
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	24,109
*	Sihuan Pharmaceutical Holdings Group Ltd.	651,000	61,017
	SIIC Environment Holdings Ltd. (807 HK)	64,000	7,906
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	44,041
Ω	Simcere Pharmaceutical Group Ltd.	55,000	49,627
	Sino Biopharmaceutical Ltd.	73,000	33,161
*	Sinochem International Corp., Class A	36,300	21,594

		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	518,000	$77,165
	Sinoma International Engineering Co., Class A	14,100	20,463
	Sinoma Science & Technology Co. Ltd., Class A	22,400	40,847
	Sinomach Automobile Co. Ltd., Class A	21,100	19,038
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	11,355
	Sinomine Resource Group Co. Ltd., Class A	5,300	24,673
	Sinopec Engineering Group Co. Ltd., Class H	269,000	186,785
*	Sinopec Oilfield Equipment Corp., Class A	28,700	22,982
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	55,253
	Sinopharm Group Co. Ltd., Class H	216,800	540,112
	Sino-Platinum Metals Co. Ltd., Class A	10,790	21,475
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,929
	Sinosteel New Materials Co. Ltd., Class A	20,200	21,613
	Sinotrans Ltd., Class H	409,000	182,737
	Sinotruk Jinan Truck Co. Ltd., Class A	10,800	25,485
	Skyworth Group Ltd.	269,978	107,392
Ω	Smoore International Holdings Ltd.	29,000	37,861
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	23,645
	Sobute New Materials Co. Ltd., Class A	6,400	7,237
*	SOHO China Ltd.	286,000	26,462
*	South Manganese Investment Ltd.	131,000	7,043
	SSY Group Ltd.	196,000	95,151
	Stanley Agricultural Group Co. Ltd., Class A	24,600	25,149

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	$26,903
	STO Express Co. Ltd., Class A	17,500	26,689
	Sumec Corp. Ltd., Class A	11,800	14,965
*	Sun King Technology Group Ltd.	130,000	20,559
	Suning Universal Co. Ltd., Class A	98,300	33,075
	Sunstone Development Co. Ltd., Class A	10,700	20,769
	Sunward Intelligent Equipment Co. Ltd., Class A	27,200	30,601
	Sunwoda Electronic Co. Ltd., Class A	11,500	36,587
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	24,846
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,300	80,575
	Symphony Holdings Ltd.	280,000	30,277
*	Tangshan Jidong Cement Co. Ltd., Class A	38,400	32,083
	TangShan Port Group Co. Ltd., Class A	58,200	35,746
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	19,743
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	34,744
	TCL Electronics Holdings Ltd.	176,000	124,914
	TDG Holdings Co. Ltd., Class A	25,500	27,778
	Tian An China Investment Co. Ltd.	115,000	59,028
	Tian Di Science & Technology Co. Ltd., Class A	50,500	43,630
*††	Tian Shan Development Holding Ltd.	62,000	0

		Shares	Value»
CHINA — (Continued)
	Tiande Chemical Holdings Ltd.	56,000	$8,472
	Tiangong International Co. Ltd.	254,000	58,620
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	36,430
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	43,800
	Tianjin Port Co. Ltd., Class A	34,400	23,233
	Tianjin Teda Co. Ltd., Class A	33,800	22,991
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	25,252
*	Tianma Microelectronics Co. Ltd., Class A	33,800	43,467
#	Tianqi Lithium Corp., Class H	7,200	24,055
	Tianrun Industry Technology Co. Ltd., Class A	30,100	20,346
	Tianshan Aluminum Group Co. Ltd., Class A	42,200	49,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	26,882
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	27,515
	Toly Bread Co. Ltd., Class A	25,900	21,862
	Tomson Group Ltd.	63,669	19,973
	Tong Ren Tang Technologies Co. Ltd., Class H	110,000	72,036
	Tongcheng Travel Holdings Ltd.	25,600	57,918
*	Tongguan Gold Group Ltd.	82,000	5,104
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	26,620
*	Topsec Technologies Group, Inc., Class A	35,600	39,444
Ω	Topsports International Holdings Ltd.	326,000	108,622

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TravelSky Technology Ltd., Class H	131,000	$183,608
*	Trigiant Group Ltd.	238,000	9,565
#*	Triumph New Energy Co. Ltd., Class H	22,000	12,417
	Truly International Holdings Ltd.	408,000	55,377
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	4,285
	Unilumin Group Co. Ltd., Class A	32,500	32,628
	Uni-President China Holdings Ltd.	33,000	30,886
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	33,392
	Valiant Co. Ltd., Class A	18,300	27,436
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,300	19,661
	Vatti Corp. Ltd., Class A	9,200	10,182
*††Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	8,441
	Vipshop Holdings Ltd., ADR	49,285	711,675
*	Visionox Technology, Inc., Class A	27,100	36,329
*Ω	Viva Biotech Holdings	179,000	22,399
*	Vnet Group, Inc., ADR	13,987	45,877
	Wangneng Environment Co. Ltd., Class A	8,300	17,519
	Wanxiang Qianchao Co. Ltd., Class A	44,640	40,914
	Wasion Holdings Ltd.	98,000	74,147
	Wasu Media Holding Co. Ltd., Class A	36,300	38,005
	Weichai Power Co. Ltd., Class H	259,000	391,365
	Weifu High-Technology Group Co. Ltd., Class A	9,600	23,961
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	22,998

		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	18,100	$20,850
	West China Cement Ltd.	528,000	78,715
	Western Securities Co. Ltd., Class A	18,300	21,057
	Windey Energy Technology Group Co. Ltd., Class A	11,000	20,834
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	42,719
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	55,137
	Wuhu Token Science Co. Ltd., Class A	27,900	28,580
	Wushang Group Co. Ltd., Class A	20,400	23,974
*Ω	Wuxi Biologics Cayman, Inc.	576,500	1,224,718
	Wuxi Boton Technology Co. Ltd., Class A	10,500	28,073
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	26,130
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	24,275
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	23,727
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	11,701
	Xiamen Bank Co. Ltd., Class A	57,200	41,905
	Xiamen C & D, Inc., Class A	29,600	38,777
*	Xiamen Changelight Co. Ltd., Class A	14,500	31,650
	Xiamen ITG Group Corp. Ltd., Class A	19,700	18,091
	Xiamen Tungsten Co. Ltd., Class A	13,000	35,516
	Xiamen Xiangyu Co. Ltd., Class A	31,700	26,205
	Xiandai Investment Co. Ltd., Class A	19,900	11,595
	Xianhe Co. Ltd., Class A	7,900	20,696

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xilinmen Furniture Co. Ltd., Class A	7,900	$22,454
	Xinfengming Group Co. Ltd., Class A	13,000	20,580
	Xingda International Holdings Ltd.	233,143	38,044
	Xingfa Aluminium Holdings Ltd.	46,000	43,803
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	21,139
	Xinjiang Joinworld Co. Ltd., Class A	10,900	11,274
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	22,709
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	29,125
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	22,014
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	43,010
#	Xinyi Energy Holdings Ltd.	281,658	31,866
	Xinyi Solar Holdings Ltd.	834,000	427,731
	Xinyu Iron & Steel Co. Ltd., Class A	80,000	42,848
	Xinzhi Group Co. Ltd., Class A	12,200	23,553
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	27,375
	Xtep International Holdings Ltd.	271,170	201,103
	Yangling Metron New Material, Inc., Class A	6,200	22,184
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	14,500	19,106
	Yankuang Energy Group Co. Ltd., Class H	412,400	536,593
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	20,388

		Shares	Value»
CHINA — (Continued)
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	$17,881
#*	Yeahka Ltd.	31,200	44,282
	Yeebo International Holdings Ltd.	102,000	30,952
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	101,816
*	Yifan Pharmaceutical Co. Ltd., Class A	13,300	23,756
	Yip’s Chemical Holdings Ltd.	78,000	16,016
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	22,657
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	45,362
	Yongjin Technology Group Co. Ltd.	9,000	23,991
	Yotrio Group Co. Ltd., Class A	60,200	27,011
*	Youzu Interactive Co. Ltd., Class A	19,500	27,149
	Yuexiu Property Co. Ltd.	298,000	246,533
*	Yueyang Forest & Paper Co. Ltd., Class A	45,200	39,057
	Yunda Holding Co. Ltd., Class A	31,300	36,630
	Yunnan Copper Co. Ltd., Class A	26,500	48,659
	Yunnan Tin Co. Ltd., Class A	12,900	27,610
	Yusys Technologies Co. Ltd., Class A	14,600	52,481
	ZBOM Home Collection Co. Ltd., Class A	11,500	24,301
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	18,922
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	22,073

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	$19,559
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	46,822
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	29,677
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	15,722
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	19,158
	Zhejiang Hailiang Co. Ltd., Class A	37,200	45,977
	Zhejiang Hangmin Co. Ltd., Class A	13,800	14,283
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	13,659
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	26,886
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	21,388
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	16,200	12,391
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	29,340
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	26,339
	Zhejiang Jingu Co. Ltd., Class A	17,100	28,261
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	26,948
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	24,103

		Shares	Value»
CHINA — (Continued)
	Zhejiang Longsheng Group Co. Ltd., Class A	24,500	$34,646
	Zhejiang Narada Power Source Co. Ltd., Class A	19,200	58,513
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	21,301
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	27,411
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	19,765
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	11,151
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	21,578
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	14,828
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	12,937
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	64,824
	Zhejiang Wanma Co. Ltd., Class A	20,500	22,626
	Zhejiang Wansheng Co. Ltd., Class A	7,900	12,146
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	20,351
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	15,400
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	16,703
	Zhende Medical Co. Ltd., Class A	2,900	9,404
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	71,444

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	$30,449
*	Zhewen Interactive Group Co. Ltd., Class A	35,300	27,611
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	250,745
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	43,676
	Zhongsheng Group Holdings Ltd.	144,500	222,211
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	6,783
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	42,604
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	21,657
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	14,300	54,876
	Zhuzhou Kibing Group Co. Ltd., Class A	26,000	25,803
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	19,801
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	183,534

TOTAL CHINA			49,178,099

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	22,960	45,397
	Corp. Financiera Colombiana SA	14,498	49,405
	Grupo Argos SA	20,955	91,865

TOTAL COLOMBIA			186,667

DENMARK — (2.2%)
	Alm Brand AS	302,698	589,310
*	Bavarian Nordic AS	26,100	821,739
	Columbus AS	23,788	37,613
	D/S Norden AS	9,351	323,013
	Dfds AS	14,217	325,144
	FLSmidth & Co. AS	17,559	919,230

		Shares	Value»
DENMARK — (Continued)
	Foroya Banki P	1,321	$31,593
*	GN Store Nord AS	30,736	604,254
	GronlandsBANKEN AS	210	20,677
	H Lundbeck AS (HLUNA DC), Class A	24,658	128,710
	H Lundbeck AS (HLUNB DC)	97,184	632,649
*	H&H International AS, Class B	6,441	79,380
	ISS AS	44,132	852,967
	Jyske Bank AS	18,173	1,274,851
	Matas AS	13,030	233,334
*Ω	Netcompany Group AS	11,799	563,158
*	Nilfisk Holding AS	4,737	79,616
*	NKT AS	19,205	1,800,603
	Per Aarsleff Holding AS	6,619	390,944
	Ringkjoebing Landbobank AS	9,222	1,525,355
	Rockwool AS (ROCKA DC), Class A	1,416	607,876
	Rockwool AS (ROCKB DC), Class B	2,620	1,133,805
*	Royal Unibrew AS	46	3,461
Ω	Scandinavian Tobacco Group AS, Class A	22,438	338,105
	Schouw & Co. AS	4,623	384,404
	Solar AS, Class B	1,147	53,882
	SP Group AS	1,740	79,941
	Spar Nord Bank AS	34,913	672,981
	Sparekassen Sjaelland-Fyn AS	4,899	147,658
	Sydbank AS	19,669	938,706
	TORM PLC, Class A	15,833	416,054
	Trifork Group AG	781	10,736
	Vestjysk Bank AS	59,255	35,786

TOTAL DENMARK			16,057,535

FINLAND — (1.6%)
	Aktia Bank OYJ	11,821	119,481
	Alandsbanken Abp, Class B	2,284	83,443
	Apetit OYJ	1,113	16,378
	Aspo OYJ	4,867	29,898
	Atria OYJ	3,506	43,762
	Bittium OYJ	5,009	34,399
	Cargotec OYJ, Class B	10,303	623,616
	Digia OYJ	4,078	28,809
Ω	Enento Group OYJ	3,125	63,188
	Fiskars OYJ Abp	10,410	173,601

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Fortum OYJ	89,128	$1,315,950
	Glaston OYJ Abp	8,852	8,104
#*	HKFoods OYJ	16,407	14,921
	Huhtamaki OYJ	25,055	982,024
*	Kalmar OYJ, Class B	10,303	320,845
	Kemira OYJ	32,084	681,134
	Kesko OYJ (KESKOA FH), Class A	3,835	80,337
	Konecranes OYJ	14,581	1,006,604
	Lassila & Tikanoja OYJ	10,732	101,362
	Mandatum OYJ	91,786	423,858
#	Metsa Board OYJ (METSA FH), Class A	2,149	15,517
	Metsa Board OYJ (METSB FH), Class B	44,393	238,826
#	Metso OYJ	23,793	226,442
	Neste OYJ	2,556	41,039
#	NoHo Partners OYJ	1,625	12,638
#	Nokian Renkaat OYJ	29,900	248,165
	Olvi OYJ, Class A	3,777	122,102
#	Oma Saastopankki OYJ	2,569	31,949
	Oriola OYJ (OKDAV FH)	4,300	4,510
	Oriola OYJ (OKDBV FH), Class B	39,268	38,836
	Outokumpu OYJ	82,658	297,358
	Pihlajalinna OYJ	6,174	71,009
	Ponsse OYJ	730	18,071
	Raisio OYJ, Class V	23,694	59,865
*	Rapala VMC OYJ	4,631	11,242
	Sanoma OYJ	19,907	156,836
	Scanfil OYJ	3,530	30,562
*	SRV Group OYJ	786	4,201
	Stora Enso OYJ, Class R	121,170	1,352,190
	Taaleri PLC	3,567	30,598
#*	Teleste OYJ	3,463	8,435
Ω	Terveystalo OYJ	45,094	489,012
	TietoEVRY OYJ	21,905	408,113
#	Tokmanni Group Corp.	8,641	98,853
#	Valmet OYJ	38,832	994,932
	Wartsila OYJ Abp	17,828	341,457
#*	WithSecure OYJ	25,449	21,062
*	YIT OYJ	27,688	78,708

TOTAL FINLAND			11,604,242

FRANCE — (3.9%)
	ABC arbitrage	5,304	28,326
	Accor SA	4,281	194,217

		Shares	Value»
FRANCE — (Continued)
	AKWEL SADIR	2,712	$27,536
*	Alstom SA	81,487	1,792,426
	Alten SA	4,916	415,845
Ω	Amundi SA	10,773	781,086
	Arkema SA	14,903	1,313,284
#	Assystem SA	1,526	63,420
	Aubay	1,145	56,137
*	Axway Software SA	2,602	78,924
	Beneteau SACA	6,175	67,928
	Boiron SA	1,406	50,138
	Bonduelle SCA	4,826	35,429
	Bouygues SA	51,932	1,669,173
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	24,480
	Carrefour SA	124,412	1,975,778
	CBo Territoria	11,180	43,825
#*	Cegedim SA	2,088	26,477
	Cie des Alpes	6,017	98,446
	Coface SA	34,135	550,468
	Derichebourg SA	27,304	155,047
	Eiffage SA	20,030	1,864,265
*Ω	Elior Group SA	41,700	190,948
	Elis SA	58,949	1,341,046
#	Eramet SA	1,602	94,671
	Esso SA Francaise	757	85,533
	Etablissements Maurel et Prom SA	22,578	118,505
	Eurazeo SE	1,909	145,605
#*	Eutelsat Communications SACA	28,755	120,324
*	Exclusive Networks SA	4,319	111,302
	Exel Industries SA, Class A	396	20,714
	Fnac Darty SA (FNAC FP)	2,442	68,517
	Forvia SE (FRVIA FP)	32,878	313,650
	GL Events SACA	2,532	53,256
	Groupe Crit SA	1,048	83,285
	Groupe SFPI	8,334	18,765
	Guerbet	1,473	51,037
	Imerys SA	8,921	289,598
	IPSOS SA	11,856	582,199
	Jacquet Metals SACA	3,377	58,328
	Laurent-Perrier	749	81,757
	LISI SA	3,548	86,365
	LNA Sante SA	1,202	31,629
	Manitou BF SA	2,169	41,057
	Mersen SA	6,943	162,001
	Metropole Television SA	6,128	77,417

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Nexity SA	3,169	$49,503
	NRJ Group	6,338	51,564
	Quadient SA	9,635	169,544
	Renault SA	55,113	2,521,664
	Rexel SA	53,173	1,464,993
	Samse SACA	262	42,982
	Savencia SA	1,752	96,522
	SCOR SE	28,495	613,066
	SEB SA	5,149	543,965
	SES SA	96,203	384,481
	Societe BIC SA	5,124	374,890
	Societe LDC SADIR	1,650	120,376
*	SOITEC	3,080	243,896
	Sopra Steria Group	872	167,707
	Stef SA	1,010	151,244
*	Synergie SE	2,390	79,337
	Technip Energies NV	42,659	1,065,082
	Teleperformance SE	1,922	203,736
	Television Francaise 1 SA	11,443	94,943
	Thermador Groupe	289	22,680
	Trigano SA	2,049	280,125
*	Ubisoft Entertainment SA	18,077	272,412
	Valeo SE	48,700	473,468
*	Vallourec SACA	43,624	718,231
	Vetoquinol SA	278	24,171
	Vicat SACA	5,082	188,292
	VIEL & Cie SA	3,477	40,767
*	Viridien	1,283	53,805
	Vivendi SE	175,700	1,877,448
#*	Voltalia SA	9,744	90,290
	Vranken-Pommery Monopole SA	1,043	15,609
*Ω	Worldline SA	6,497	46,054
*Ω	X-Fab Silicon Foundries SE	4,159	19,825

TOTAL FRANCE			28,102,836

GABON — (0.0%)
	Totalenergies EP Gabon	87	15,006

GERMANY — (3.5%)
	1&1 AG	10,207	143,398
	7C Solarparken AG	11,382	24,716
	All for One Group SE	212	11,698
	AlzChem Group AG	1,479	83,819
Ω	Aumann AG	2,278	24,860
	Aurubis AG	9,174	721,420
Ω	Befesa SA	5,892	137,220
	Bijou Brigitte AG	952	36,249
	Bilfinger SE	9,612	462,020
#*	Borussia Dortmund GmbH & Co. KGaA	25,902	96,632

		Shares	Value»
GERMANY — (Continued)
	Brenntag SE	13,495	$880,320
	CANCOM SE (COK GR)	4,175	111,487
*	Ceconomy AG	31,594	101,689
	Cewe Stiftung & Co. KGaA	1,803	193,832
	Commerzbank AG	94,001	1,667,166
#	Continental AG	21,040	1,313,113
*Ω	Covestro AG	52,882	3,349,356
	Deutz AG	35,828	159,320
	Draegerwerk AG & Co. KGaA	638	28,842
	Duerr AG	2,800	64,887
Ω	DWS Group GmbH & Co. KGaA	10,302	439,673
	EDAG Engineering Group AG	1,985	17,328
	ElringKlinger AG	5,891	26,247
*	Encavis AG	22,644	429,896
	Evonik Industries AG	16,777	369,751
	flatexDEGIRO AG	19,433	285,471
	FORTEC Elektronik AG	585	12,148
*	Fraport AG Frankfurt Airport Services Worldwide	9,405	508,927
	Freenet AG	36,293	1,078,642
	Fresenius Medical Care AG (FME GR).	47,923	1,875,944
	Friedrich Vorwerk Group SE	2,697	88,081
	Gerresheimer AG	8,611	725,216
	Gesco SE	2,252	34,285
	H&R GmbH & Co. KGaA	4,152	16,726
	Hamburger Hafen und Logistik AG	5,313	92,955
*	Heidelberger Druckmaschinen AG	55,170	57,688
*	HelloFresh SE	21,068	233,329
	Hornbach Holding AG & Co. KGaA	2,266	198,257
	HUGO BOSS AG	5,568	256,340
	Indus Holding AG	3,153	70,199
Ω	Instone Real Estate Group SE	17,183	153,249
	Jenoptik AG	14,474	339,567
Ω	JOST Werke SE	2,494	117,435
	K&S AG	24,771	300,789
	KION Group AG	16,902	656,262
	Kloeckner & Co. SE	7,030	35,899
#	Knaus Tabbert AG	1,043	25,646
*	Koenig & Bauer AG	2,637	25,280

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Kontron AG	8,109	$136,552
	Krones AG	3,273	426,329
	KSB SE & Co. KGaA	62	43,829
	KWS Saat SE & Co. KGaA	3,267	225,571
	Lanxess AG	14,447	419,543
#*	LPKF Laser & Electronics SE	3,178	29,837
*	Mediclin AG	5,270	13,830
*	Medios AG	3,854	63,384
	METRO AG	18,650	87,853
	MLP SE	21,361	138,909
#	Mutares SE & Co. KGaA	2,865	76,773
	Norma Group SE	11,250	155,982
	Pfeiffer Vacuum Technology AG	218	36,461
#	ProSiebenSat.1 Media SE	21,319	131,229
	Puma SE (PUM GR)	19,512	889,742
#*	PVA TePla AG	1,759	22,194
*	q.beyond AG	32,252	26,439
	Qiagen NV (QGEN US)	2,811	118,343
	RTL Group SA	5,203	165,574
	SAF-Holland SE	5,757	89,055
	Schloss Wachenheim AG	674	11,057
#*	SGL Carbon SE	9,598	48,981
*	Siemens Energy AG	32,520	1,335,697
	Siltronic AG	4,337	246,363
#	Sixt SE	1,410	111,683
	Stabilus SE	4,746	187,891
	STRATEC SE	1,314	51,269
	Suedzucker AG	15,827	189,863
*	Surteco Group SE	1,940	38,307
	Takkt AG	3,739	36,597
	Technotrans SE	2,069	36,235
	thyssenkrupp AG	59,670	208,297
	United Internet AG	9,615	196,852
	Vossloh AG	2,264	109,570
	Wacker Chemie AG	2,014	169,403
	Wacker Neuson SE	10,588	163,251
	Wuestenrot & Wuerttembergische AG	4,162	54,040
*Ω	Zalando SE	25,362	767,776

TOTAL GERMANY			25,343,835

GREECE — (0.1%)
	Aegean Airlines SA	775	8,437
	Alpha Services & Holdings SA	38,347	57,763

		Shares	Value»
GREECE — (Continued)
	Autohellas Tourist & Trading SA	819	$10,117
	Bank of Greece	3,495	50,212
	Ellaktor SA	3,816	7,381
	ElvalHalcor SA	7,892	14,917
	GEK Terna SA	2,732	51,562
	Helleniq Energy Holdings SA	9,333	70,188
*	LAMDA Development SA	6,355	51,045
	Motor Oil Hellas Corinth Refineries SA	6,837	146,008
	Piraeus Financial Holdings SA	13,401	50,493
	Sarantis SA	2,655	31,775
	Thrace Plastics Holding & Co.	2,463	9,830
	Titan Cement International SA (TITC GA)	5,589	199,869

TOTAL GREECE			759,597

HONG KONG — (0.9%)
	ASMPT Ltd.	10,300	111,661
	Bank of East Asia Ltd.	167,015	206,904
*	Blue River Holdings Ltd.	120,000	1,549
	Build King Holdings Ltd.	120,000	15,183
#	Cathay Pacific Airways Ltd.	143,000	148,735
*	Century City International Holdings Ltd.	360,000	8,808
	Cheuk Nang Holdings Ltd.	37,997	8,291
	Chevalier International Holdings Ltd.	20,000	12,374
*	China Energy Development Holdings Ltd.	2,198,000	18,055
	Chow Sang Sang Holdings International Ltd.	60,000	49,399
	CITIC Telecom International Holdings Ltd.	397,000	113,805
Ω	Crystal International Group Ltd.	149,500	81,876
*	CSI Properties Ltd.	260,000	2,926

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	CW Group Holdings Ltd.	183,500	$0
	Dah Sing Banking Group Ltd.	85,600	80,612
	Dah Sing Financial Holdings Ltd.	41,200	134,320
	Dream International Ltd.	32,000	19,831
#	EC Healthcare	64,000	6,244
††	EcoGreen International Group Ltd.	84,000	3,850
	Emperor International Holdings Ltd.	160,000	5,369
	Emperor Watch & Jewellery Ltd.	790,000	17,769
Ω	ESR Group Ltd.	168,400	228,302
	First Pacific Co. Ltd.	560,000	314,901
#*Ω	FIT Hon Teng Ltd.	386,000	130,162
*Ω	Frontage Holdings Corp.	64,000	6,551
	Guotai Junan International Holdings Ltd.	796,000	117,580
	Hang Lung Group Ltd.	113,000	147,749
	Hang Lung Properties Ltd.	206,246	173,239
	Hanison Construction Holdings Ltd.	105,877	5,542
*	Harbour Centre Development Ltd.	17,000	11,362
*	HKR International Ltd.	251,040	32,339
	Hon Kwok Land Investment Co. Ltd.	54,000	9,099
*	Hong Kong Technology Venture Co. Ltd.	33,774	6,288
	Hongkong & Shanghai Hotels Ltd.	121,716	86,172
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	29,803
Ω	Impro Precision Industries Ltd.	75,000	22,092
*	ITC Properties Group Ltd.	84,761	3,184
	Johnson Electric Holdings Ltd.	77,555	117,728
*	Kader Holdings Co. Ltd.	98,000	3,528

		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network Ltd.	131,500	$123,498
	Kerry Properties Ltd.	24,000	50,693
	Kowloon Development Co. Ltd.	116,562	58,756
*	Lai Sun Development Co. Ltd.	88,200	8,453
*	Lai Sun Garment International Ltd.	136,459	12,368
	Liu Chong Hing Investment Ltd.	40,000	21,509
	Luk Fook Holdings International Ltd.	97,000	185,845
*	Midland Holdings Ltd.	93,517	10,461
*	Mongolian Mining Corp.	162,000	184,145
*	NagaCorp Ltd.	284,000	116,788
#	New World Development Co. Ltd.	372,000	373,885
	Oriental Watch Holdings	26,000	11,526
	Pacific Basin Shipping Ltd.	1,251,000	344,546
#	Pacific Textiles Holdings Ltd.	97,000	20,015
*	Paliburg Holdings Ltd.	86,000	8,543
	PAX Global Technology Ltd.	92,000	60,951
	Pico Far East Holdings Ltd.	278,000	65,750
*	Public Financial Holdings Ltd.	116,000	24,740
*	Regal Hotels International Holdings Ltd.	68,000	21,894
Ω	Regina Miracle International Holdings Ltd.	29,000	8,601
	SAS Dragon Holdings Ltd.	64,000	34,625
	Shangri-La Asia Ltd.	256,000	184,924
*	Shun Tak Holdings Ltd.	362,000	31,212
	SmarTone Telecommunications Holdings Ltd.	97,500	53,105
	Soundwill Holdings Ltd.	23,500	16,145
	Stella International Holdings Ltd.	114,500	213,740
	Swire Pacific Ltd. (87 HK), Class B	62,500	84,337

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tao Heung Holdings Ltd.	133,000	$8,548
#*	Television Broadcasts Ltd.	78,600	32,818
#	Theme International Holdings Ltd.	660,000	33,039
	Town Health International Medical Group Ltd.	650,000	20,809
	Transport International Holdings Ltd.	21,171	22,764
	United Laboratories International Holdings Ltd.	250,000	339,347
††	Untrade.China Dili	516,800	8,230
*††	Untrade.Genting Hk	331,000	0
	Value Partners Group Ltd.	206,000	47,826
	Vedan International Holdings Ltd.	80,000	5,098
	VSTECS Holdings Ltd.	192,000	111,019
*	Wang On Group Ltd.	1,400,000	3,615
Ω	WH Group Ltd.	682,160	530,936
	Wing Tai Properties Ltd.	72,000	17,620
*	Xingye Alloy Materials Group Ltd.	84,000	10,984
	Xinyi Glass Holdings Ltd.	258,381	293,414
	Yue Yuen Industrial Holdings Ltd.	141,000	296,400
*	Yunfeng Financial Group Ltd.	58,000	8,418

TOTAL HONG KONG			6,615,122

HUNGARY — (0.0%)
#	Opus Global Nyrt	69,218	96,659
	Richter Gedeon Nyrt	7,511	217,088

TOTAL HUNGARY			313,747

INDIA — (6.8%)
	360 ONE WAM Ltd.	3,793	48,845
	Aarti Drugs Ltd.	8,586	49,179
	Aarti Industries Ltd.	22,090	134,002
	Aarti Pharmalabs Ltd.	6,106	46,603
	ACC Ltd.	5,901	162,241
	ADF Foods Ltd.	15,440	54,983
*	Aditya Birla Capital Ltd.	23,892	57,524
*	Aditya Birla Fashion & Retail Ltd.	2,501	9,147

		Shares	Value»
INDIA — (Continued)
	Aditya Birla Real Estate Ltd.	10,821	$353,172
	Advanced Enzyme Technologies Ltd.	6,791	38,222
	Aegis Logistics Ltd.	24,003	228,125
*	Aether Industries Ltd.	2,879	29,053
	AGI Greenpac Ltd.	5,757	64,333
	Agro Tech Foods Ltd.	2,464	27,632
	Ahluwalia Contracts India Ltd.	6,104	76,952
	AIA Engineering Ltd.	868	40,001
	Ajmera Realty & Infra India Ltd.	1,289	13,818
	Alembic Ltd.	15,848	24,195
	Alembic Pharmaceuticals Ltd.	10,543	141,339
*	Allcargo Gati Ltd.	5,798	6,717
*	Allcargo Logistics Ltd.	56,988	38,334
	Allcargo Terminals Ltd.	14,247	7,143
	Amara Raja Energy & Mobility Ltd.	9,138	150,491
*	Amber Enterprises India Ltd.	2,475	176,784
	Anant Raj Ltd.	21,895	191,476
	Andhra Sugars Ltd.	14,285	17,869
	Angel One Ltd.	1,748	63,273
*Ω	Antony Waste Handling Cell Ltd.	1,399	13,428
	Apar Industries Ltd.	338	40,208
	Apollo Micro Systems Ltd.	14,253	17,077
	Apollo Pipes Ltd.	1,403	8,753
	Apollo Tyres Ltd.	82,490	490,267
	Arvind Fashions Ltd.	10,674	71,537
	Arvind Ltd.	42,016	185,841
	Asahi India Glass Ltd.	4,079	36,372
	Ashiana Housing Ltd.	6,346	23,359
	Ashok Leyland Ltd.	179,063	443,315
*	Ashoka Buildcon Ltd.	23,322	65,932
Ω	Aster DM Healthcare Ltd.	27,926	147,035
	Astra Microwave Products Ltd.	5,846	54,863
*	Atul Auto Ltd.	1,311	9,471
	Atul Ltd.	1,576	147,295
Ω	AU Small Finance Bank Ltd.	43,937	320,466
	AurionPro Solutions Ltd.	2,844	55,707
	Aurobindo Pharma Ltd.	63,458	1,050,754
	Automotive Axles Ltd.	1,036	22,686

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Avanti Feeds Ltd.	5,833	$40,747
	Bajaj Consumer Care Ltd.	15,791	42,726
*	Bajaj Hindusthan Sugar Ltd.	245,227	100,335
	Balaji Amines Ltd.	990	24,953
	Balmer Lawrie & Co. Ltd.	19,246	54,885
	Balrampur Chini Mills Ltd.	29,626	217,943
	Banco Products India Ltd.	7,771	67,031
Ω	Bandhan Bank Ltd.	9,159	19,779
	Bank of India	114,507	147,395
	Bank of Maharashtra	144,375	93,349
	Bannari Amman Sugars Ltd.	902	37,471
	BASF India Ltd.	452	41,300
	BEML Ltd.	3,201	153,985
	Bhansali Engineering Polymers Ltd.	18,456	29,543
	Bharat Bijlee Ltd.	460	25,296
	Bharat Heavy Electricals Ltd.	11,788	33,369
	Bharat Rasayan Ltd.	78	10,310
	Birla Corp. Ltd.	6,464	89,385
	Birlasoft Ltd.	29,082	188,756
	BNP Paribas SA	2,195	3,320
	Bombay Burmah Trading Co.	4,849	159,409
	Bombay Dyeing & Manufacturing Co. Ltd.	7,774	21,537
*	Borosil Ltd.	2,401	12,597
*††	Borosil Scientific Ltd.	1,800	3,932
	Brigade Enterprises Ltd.	7,191	100,906
*	Brightcom Group Ltd.	163,944	15,773
	BSE Ltd.	854	45,283
	Canara Bank	473,855	577,854
*	Capacit’e Infraprojects Ltd.	6,332	28,521
	Caplin Point Laboratories Ltd.	3,997	96,477
	Care Ratings Ltd.	4,579	79,519
*	Cartrade Tech Ltd.	2,250	28,834
	Carysil Ltd.	1,208	11,475
	CCL Products India Ltd.	15,057	121,155
	Ceat Ltd.	6,015	199,940
	Century Enka Ltd.	3,444	23,661
	Chambal Fertilisers & Chemicals Ltd.	35,567	203,959

		Shares	Value»
INDIA — (Continued)
	CIE Automotive India Ltd.	29,639	$174,080
	Cigniti Technologies Ltd.	3,813	63,979
	City Union Bank Ltd.	83,557	173,949
	CMS Info Systems Ltd.	14,395	91,509
Ω	Cochin Shipyard Ltd.	18,105	321,545
	Confidence Petroleum India Ltd.	10,109	9,343
	Container Corp. of India Ltd.	22,302	223,436
	Coromandel International Ltd.	25,282	500,443
	Cosmo First Ltd.	4,186	38,366
*	CSB Bank Ltd.	17,397	64,978
	Cyient Ltd.	10,755	233,229
	Dalmia Bharat Ltd.	18,022	393,416
	Dalmia Bharat Sugar & Industries Ltd.	5,261	28,694
	DB Corp. Ltd.	16,814	64,452
	DCB Bank Ltd.	58,753	85,277
	DCM Shriram Ltd.	7,541	93,626
	DCW Ltd.	37,568	45,171
	Deep Industries Ltd.	3,225	18,487
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	208,550
*	Delhivery Ltd.	63,856	269,931
*	Dhampur Sugar Mills Ltd.	11,450	26,547
	Dhanuka Agritech Ltd.	3,371	63,179
Ω	Dilip Buildcon Ltd.	7,058	42,072
*	Dish TV India Ltd.	75,147	11,530
*	Dishman Carbogen Amcis Ltd.	7,907	18,200
	Dollar Industries Ltd.	4,294	26,089
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	46,010	695,828
*	Dwarikesh Sugar Industries Ltd.	19,117	14,236
	Dynamatic Technologies Ltd.	486	43,770
	eClerx Services Ltd.	4,806	165,781
	EID Parry India Ltd.	19,753	188,644
	EIH Associated Hotels	3,616	15,698
	EIH Ltd.	35,168	151,177
	Electrosteel Castings Ltd.	104,310	202,485
Ω	Endurance Technologies Ltd.	3,339	94,028

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Engineers India Ltd.	58,317	$134,260
	Epigral Ltd.	870	21,911
	EPL Ltd.	28,442	90,649
*	Equinox India Developments Ltd.	41,210	53,903
Ω	Equitas Small Finance Bank Ltd.	83,230	68,762
*Ω	Eris Lifesciences Ltd.	7,443	116,109
	Escorts Kubota Ltd.	8,711	389,815
	Everest Industries Ltd.	1,612	21,409
	Everest Kanto Cylinder Ltd.	6,320	13,768
	Exide Industries Ltd.	88,153	475,320
*	Expleo Solutions Ltd.	381	5,533
	Fairchem Organics Ltd.	633	7,438
*	FDC Ltd.	11,996	78,345
	Federal Bank Ltd.	390,779	946,978
*	Federal-Mogul Goetze India Ltd.	4,153	19,572
	FIEM Industries Ltd.	1,386	25,264
	Filatex India Ltd.	27,476	19,674
	Finolex Cables Ltd.	15,463	223,921
	Finolex Industries Ltd.	48,381	175,033
	Firstsource Solutions Ltd.	58,361	235,503
	Force Motors Ltd.	1,050	96,950
	Fortis Healthcare Ltd.	95,930	720,228
*	G R Infraprojects Ltd.	571	10,900
	Gabriel India Ltd.	17,080	92,150
	GAIL India Ltd. (GAIL IN)	14,437	34,209
	Galaxy Surfactants Ltd.	1,586	55,360
	Ganesh Housing Corp. Ltd.	2,638	33,402
	Ganesha Ecosphere Ltd.	958	24,067
	Garware Hi-Tech Films Ltd.	607	29,218
	Garware Technical Fibres Ltd.	549	26,395
	Gateway Distriparks Ltd.	33,716	35,234
*	GE T&D India Ltd.	1,853	38,975
	Geojit Financial Services Ltd.	13,175	19,823
	GHCL Ltd.	16,967	119,504
Ω	Gland Pharma Ltd.	5,676	111,357
	Glenmark Pharmaceuticals Ltd.	33,446	674,619
	Globus Spirits Ltd.	1,633	20,478

		Shares	Value»
INDIA — (Continued)
	GMM Pfaudler Ltd.	3,384	$56,125
	Godawari Power & Ispat Ltd.	61,950	142,340
	Godfrey Phillips India Ltd.	658	51,708
Ω	Godrej Agrovet Ltd.	7,864	66,645
*	Godrej Industries Ltd.	3,413	42,194
	Goldiam International Ltd.	4,691	19,715
	Goodyear India Ltd.	1,451	17,573
	Granules India Ltd.	32,878	223,173
	Graphite India Ltd.	11,951	74,870
	Grauer & Weil India Ltd.	20,434	24,651
	Great Eastern Shipping Co. Ltd.	27,406	418,750
	Greaves Cotton Ltd.	24,203	53,127
	Greenpanel Industries Ltd.	9,316	43,025
	Greenply Industries Ltd.	10,082	41,616
	Gujarat Alkalies & Chemicals Ltd.	7,842	79,666
	Gujarat Ambuja Exports Ltd.	24,560	38,769
	Gujarat Fluorochemicals Ltd.	598	30,534
	Gujarat Mineral Development Corp. Ltd.	5,925	25,915
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	133,038
	Gujarat Pipavav Port Ltd.	48,693	114,653
	Gujarat State Petronet Ltd.	61,353	283,061
	Gulf Oil Lubricants India Ltd.	1,725	24,308
Ω	Harsha Engineers Ltd.	1,758	10,547
	HBL Power Systems Ltd.	5,859	38,865
*	HealthCare Global Enterprises Ltd.	10,118	54,010
	HEG Ltd.	11,285	58,002
	HeidelbergCement India Ltd.	15,130	41,461
	Heritage Foods Ltd.	8,870	55,440
	Hero MotoCorp Ltd. (HMCL IN)	487	28,736
	HFCL Ltd.	147,411	211,228

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	2,873	$46,137
	Hikal Ltd.	9,004	40,620
	HIL Ltd.	1,013	33,183
	Himadri Speciality Chemical Ltd.	6,884	46,916
*	Himatsingka Seide Ltd.	11,567	23,229
	Hindustan Copper Ltd.	9,107	31,609
	Hindware Home Innovation Ltd.	3,544	12,656
	HI-Tech Pipes Ltd.	5,087	10,924
	Honda India Power Products Ltd.	598	26,583
	Huhtamaki India Ltd.	2,798	9,496
	I G Petrochemicals Ltd.	4,882	33,088
	ICRA Ltd.	909	76,926
*	IDFC First Bank Ltd.	1,200,526	939,583
*	IFB Industries Ltd.	1,844	33,777
	Igarashi Motors India Ltd.	1,465	12,661
	IIFL Securities Ltd.	26,423	118,729
*	India Cements Ltd.	43,951	189,740
	India Glycols Ltd.	3,432	48,986
	Indian Bank	62,818	439,988
	Indian Metals & Ferro Alloys Ltd.	4,203	33,814
	Indo Count Industries Ltd.	12,207	56,109
	Indoco Remedies Ltd.	6,798	25,048
*	Indus Towers Ltd.	113,060	456,256
	Infibeam Avenues Ltd.	173,613	59,713
*	Inox Wind Ltd.	51,032	134,504
	Insecticides India Ltd.	3,251	33,078
	Intellect Design Arena Ltd.	12,705	110,414
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	28,406
	Ipca Laboratories Ltd.	29,641	560,715
Ω	IRCON International Ltd.	51,030	131,355
	ISGEC Heavy Engineering Ltd.	3,339	53,488
	ITD Cementation India Ltd.	8,815	59,215
	J Kumar Infraprojects Ltd.	9,206	86,554
	Jai Corp. Ltd.	12,215	48,019
*	Jain Irrigation Systems Ltd.	38,893	29,890

		Shares	Value»
INDIA — (Continued)
	Jammu & Kashmir Bank Ltd.	63,698	$75,682
	Jamna Auto Industries Ltd.	20,611	27,424
	Jindal Saw Ltd.	106,860	399,994
	Jindal Stainless Ltd.	110,462	880,447
	Jindal Steel & Power Ltd.	28,290	308,248
	JK Cement Ltd.	5,781	294,949
	JK Lakshmi Cement Ltd.	14,023	134,711
	JK Paper Ltd.	21,843	118,997
	JK Tyre & Industries Ltd.	17,886	83,759
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,211	28,764
	JSW Energy Ltd.	4,638	37,424
	JTEKT India Ltd.	11,906	24,483
	Jubilant Ingrevia Ltd.	13,841	117,238
	Jubilant Pharmova Ltd.	14,481	206,572
	Jyothy Labs Ltd.	6,514	40,229
	Kalpataru Projects International Ltd.	17,626	267,352
	Kalyani Steels Ltd.	7,765	72,995
	Kansai Nerolac Paints Ltd.	24,754	83,703
	Karnataka Bank Ltd.	70,994	182,094
	Karur Vysya Bank Ltd.	100,489	268,646
	Kaveri Seed Co. Ltd.	4,405	48,144
	KCP Ltd.	19,493	49,880
	KDDL Ltd.	302	9,323
	KEC International Ltd.	25,269	297,284
	Kewal Kiran Clothing Ltd.	1,257	9,572
	Kirloskar Brothers Ltd.	3,176	72,474
	Kirloskar Ferrous Industries Ltd.	9,588	71,936
	Kirloskar Oil Engines Ltd.	10,569	143,235
	Kitex Garments Ltd.	5,027	34,789
	KNR Constructions Ltd.	27,447	96,460
	Kolte-Patil Developers Ltd.	5,519	24,121
	Kovai Medical Center & Hospital	843	53,312
	KPR Mill Ltd.	2,215	24,429
	KRBL Ltd.	16,393	56,525

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Krsnaa Diagnostics Ltd.	2,294	$25,680
	LA Opala RG Ltd.	7,436	29,915
Ω	Laurus Labs Ltd.	15,766	91,902
	Laxmi Organic Industries Ltd.	5,674	18,286
	LG Balakrishnan & Bros Ltd.	7,187	112,465
	LMW Ltd.	568	113,056
	LT Foods Ltd.	40,174	186,096
	Lumax Auto Technologies Ltd.	4,253	26,262
	Lupin Ltd.	25,146	654,844
	LUX Industries Ltd.	628	14,663
	Maharashtra Seamless Ltd.	14,386	106,561
	Mahindra Lifespace Developers Ltd.	15,138	88,768
Ω	Mahindra Logistics Ltd.	2,215	10,769
*	Man Industries India Ltd.	2,236	8,463
	Man Infraconstruction Ltd.	15,353	35,499
	Marksans Pharma Ltd.	59,055	203,266
	Mastek Ltd.	2,731	93,148
*	Max Estates Ltd.	9,610	65,241
	Mayur Uniquoters Ltd.	2,063	15,053
*	Medplus Health Services Ltd.	4,866	38,516
*	Meghmani Organics Ltd.	29,423	34,900
	Minda Corp. Ltd.	16,296	99,339
Ω	Mishra Dhatu Nigam Ltd.	8,726	34,491
	MM Forgings Ltd.	5,056	29,278
	MOIL Ltd.	3,973	15,502
	Monte Carlo Fashions Ltd.	1,211	11,204
*	Morepen Laboratories Ltd.	60,453	57,155
	Mphasis Ltd.	13,148	448,776
	MRF Ltd.	454	658,651
	MSTC Ltd.	2,585	20,458
	Mukand Ltd.	6,374	10,949
	Natco Pharma Ltd.	11,527	191,012
	National Aluminium Co. Ltd.	201,774	543,564
	National Fertilizers Ltd.	13,589	17,948
	Nava Ltd.	21,096	241,735

		Shares	Value»
INDIA — (Continued)
	Navneet Education Ltd.	18,140	$31,115
*	Nazara Technologies Ltd.	4,311	48,000
	NCC Ltd.	97,963	345,820
	NCL Industries Ltd.	7,001	17,114
	Neogen Chemicals Ltd.	642	16,408
	NESCO Ltd.	3,968	46,671
	Neuland Laboratories Ltd.	771	134,644
	Newgen Software Technologies Ltd.	5,182	78,852
	NIIT Learning Systems Ltd.	10,780	55,891
	NIIT Ltd.	10,780	19,815
	Nilkamal Ltd.	1,432	33,189
Ω	Nippon Life India Asset Management Ltd.	4,729	39,677
	NMDC Ltd.	165,906	435,371
*††	NMDC Steel Ltd.	153,931	86,436
	NOCIL Ltd.	22,530	77,523
	Novartis India Ltd.	1,209	15,298
	NRB Bearings Ltd.	7,863	23,834
	Nucleus Software Exports Ltd.	1,478	20,863
	Oberoi Realty Ltd.	18,539	434,855
	Odigma Consultancy Solutions	1,950	2,951
*	OnMobile Global Ltd.	8,360	8,002
	Oracle Financial Services Software Ltd.	263	34,047
*	Orchid Pharma Ltd.	1,262	21,793
	Orient Cement Ltd.	25,897	106,358
*	Orient Green Power Co. Ltd.	158,700	35,646
	Orient Paper & Industries Ltd.	25,398	12,755
	Panama Petrochem Ltd.	2,894	12,998
*Ω	Parag Milk Foods Ltd.	6,480	15,981
*	Patel Engineering Ltd.	80,785	49,082
*	PC Jeweller Ltd.	62,691	116,957
	PCBL Ltd.	36,684	178,436
	PDS Ltd.	2,497	16,780
	Pearl Global Industries Ltd.	581	6,651
	Petronet LNG Ltd.	186,651	738,975
	Pfizer Ltd.	66	3,999
*	PG Electroplast Ltd.	6,370	48,234
	Phoenix Mills Ltd.	13,226	239,206

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Piramal Pharma Ltd.	80,418	$254,950
	PNC Infratech Ltd.	17,993	67,664
	Pokarna Ltd.	824	10,618
	Polyplex Corp. Ltd.	3,454	46,904
	Power Mech Projects Ltd.	2,568	90,096
*	Prakash Industries Ltd.	25,349	50,092
Ω	Prataap Snacks Ltd.	1,310	16,509
	Prestige Estates Projects Ltd.	6,423	124,968
*	Pricol Ltd.	16,687	95,657
*	Prince Pipes & Fittings Ltd.	2,873	16,125
*	Prism Johnson Ltd.	29,365	66,995
*	PSP Projects Ltd.	1,511	10,814
	Punjab National Bank	35,137	40,875
	Puravankara Ltd.	13,056	65,000
*	PVR Inox Ltd.	4,363	80,861
Ω	Quess Corp. Ltd.	5,911	50,734
*	Rain Industries Ltd.	29,680	56,817
	Rallis India Ltd.	16,538	66,863
	Ramco Cements Ltd.	16,989	179,169
*	Ramco Systems Ltd.	3,976	18,580
	Ramkrishna Forgings Ltd.	9,857	107,182
*	Ramky Infrastructure Ltd.	2,793	20,822
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	75,009
*	Raymond Lifestyle Ltd.	7,949	208,726
	Raymond Ltd.	9,936	192,686
Ω	RBL Bank Ltd.	83,131	165,928
	Redington Ltd.	131,696	302,486
*	Redtape Ltd.	4,529	52,421
*	Reliance Power Ltd.	583,182	294,192
*	Religare Enterprises Ltd.	10,268	30,078
	Rico Auto Industries Ltd.	16,938	19,270
	RITES Ltd.	22,156	79,031
	Rossari Biotech Ltd.	1,082	10,473
	Route Mobile Ltd.	2,846	51,569
*	RPSG Ventures Ltd.	835	10,262
	Rupa & Co. Ltd.	3,253	10,074
	Sagar Cements Ltd.	6,506	17,311
	Sandhar Technologies Ltd.	2,664	15,423
	Sanghvi Movers Ltd.	5,982	28,451
Ω	Sansera Engineering Ltd.	3,035	55,104
*	Sapphire Foods India Ltd.	2,930	11,134

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	27,610	$147,748
	Saregama India Ltd.	8,686	55,396
	Sasken Technologies Ltd.	712	14,198
	Savita Oil Technologies Ltd.	5,680	36,310
*	SEAMEC Ltd.	1,481	24,215
*	SEPC Ltd.	84,893	26,156
*	Sequent Scientific Ltd.	8,389	18,062
	Seshasayee Paper & Boards Ltd.	7,419	27,257
Ω	SH Kelkar & Co. Ltd.	11,863	40,749
	Shalby Ltd.	4,342	12,189
	Shankara Building Products Ltd.	990	5,811
	Sharda Cropchem Ltd.	4,998	44,667
	Sharda Motor Industries Ltd.	1,048	27,838
	Share India Securities Ltd.	7,629	26,487
*	Sheela Foam Ltd.	2,792	27,555
*	Shilpa Medicare Ltd.	5,720	57,625
	Shipping Corp. of India Ltd.	32,265	82,733
	Shriram Pistons & Rings Ltd.	1,777	45,215
*	SIS Ltd.	6,676	31,758
	Siyaram Silk Mills Ltd.	2,895	18,830
*	SJS Enterprises Ltd.	2,205	31,568
	Sobha Ltd.	2,224	41,938
*	Solara Active Pharma Sciences Ltd.	2,901	26,746
	Somany Ceramics Ltd.	3,300	25,157
	South Indian Bank Ltd.	622,031	180,926
	SRF Ltd.	6,038	160,346
*	Star Cement Ltd.	16,744	39,722
	Steel Authority of India Ltd.	210,166	288,102
*	Sterlite Technologies Ltd.	35,238	49,286
	Strides Pharma Science Ltd.	11,768	217,959
	Styrenix Performance Materials Ltd.	1,107	32,845
*	Subex Ltd.	59,518	16,986
	Subros Ltd.	5,228	39,361
	Sudarshan Chemical Industries Ltd.	6,005	74,363

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sun TV Network Ltd.	19,125	$173,639
	Sundaram-Clayton Ltd.	839	22,643
	Sunteck Realty Ltd.	12,856	84,046
	Suprajit Engineering Ltd.	16,483	100,088
	Supreme Petrochem Ltd.	12,254	110,156
	Supriya Lifescience Ltd.	2,326	17,280
	Surya Roshni Ltd.	9,638	77,048
*	Suryoday Small Finance Bank Ltd.	4,794	8,512
Ω	Syngene International Ltd.	3,964	40,639
	Tamil Nadu Newsprint & Papers Ltd.	11,959	25,201
	Tamilnad Mercantile Bank Ltd.	4,890	26,119
	Tanla Platforms Ltd.	7,264	64,440
*	TARC Ltd.	11,167	31,497
	Tata Chemicals Ltd.	37,650	512,689
	Tata Consumer Products Ltd.	5,181	61,633
	Tata Steel Ltd.	15,585	27,349
	TD Power Systems Ltd.	12,653	61,587
*	TeamLease Services Ltd.	1,443	47,874
	Techno Electric & Engineering Co. Ltd.	13,654	250,075
*	Technocraft Industries India Ltd.	456	16,071
	Texmaco Rail & Engineering Ltd.	63,696	167,423
	Thirumalai Chemicals Ltd.	11,355	41,137
	Thomas Cook India Ltd.	36,783	84,252
	Time Technoplast Ltd.	29,889	150,051
	Titagarh Rail System Ltd.	3,263	47,187
*	TransIndia Real Estate Ltd.	14,247	6,752
	Transport Corp. of India Ltd.	6,289	80,592
	Trident Ltd.	241,317	98,936
	Triveni Engineering & Industries Ltd.	13,982	68,988
	TTK Prestige Ltd.	3,709	38,067
	TVS Holdings Ltd.	321	47,797
	TVS Srichakra Ltd.	1,006	45,634
	Uflex Ltd.	9,820	67,959

		Shares	Value»
INDIA — (Continued)
Ω	Ujjivan Small Finance Bank Ltd.	173,816	$77,455
*	Unichem Laboratories Ltd.	7,286	72,071
	Union Bank of India Ltd.	222,850	308,589
	UPL Ltd.	93,629	615,886
	Usha Martin Ltd.	39,122	196,745
	UTI Asset Management Co. Ltd.	7,033	110,693
*	VA Tech Wabag Ltd.	10,705	225,205
*	Valor Estate Ltd.	19,709	38,236
	Vardhman Textiles Ltd.	26,060	145,483
*Ω	Varroc Engineering Ltd.	8,500	52,327
	Veedol Corporation Ltd.	438	10,071
	Venky’s India Ltd.	1,292	27,888
	Vesuvius India Ltd.	1,183	74,248
	Vimta Labs Ltd.	1,870	12,388
	Vindhya Telelinks Ltd.	1,643	38,793
*	V-Mart Retail Ltd.	476	23,863
*	Vodafone Idea Ltd.	408,926	39,271
	Voltamp Transformers Ltd.	379	52,677
	Voltas Ltd.	1,720	33,717
*	VRL Logistics Ltd.	1,506	10,018
	VST Industries Ltd.	10,021	40,884
	VST Tillers Tractors Ltd.	936	49,541
	Welspun Corp. Ltd.	33,813	291,420
	Welspun Enterprises Ltd.	16,081	94,830
	Welspun Living Ltd.	48,336	87,009
	West Coast Paper Mills Ltd.	10,379	70,257
	Whirlpool of India Ltd.	5,393	127,977
*	Wockhardt Ltd.	10,071	143,841
	Wonderla Holidays Ltd.	2,335	24,166
*	Yes Bank Ltd.	1,005,777	242,559
*	Zee Media Corp. Ltd.	66,484	15,337
	Zensar Technologies Ltd.	21,007	175,074
	Zydus Lifesciences Ltd.	3,477	41,409
	Zydus Wellness Ltd.	1,773	41,062

TOTAL INDIA			49,408,659

INDONESIA — (0.6%)
	ABM Investama Tbk. PT	132,000	33,473

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Adi Sarana Armada Tbk. PT	319,400	$15,761
*	Alam Sutera Realty Tbk. PT	2,048,700	27,138
	Aneka Tambang Tbk. PT	951,800	96,765
	Astra Agro Lestari Tbk. PT	50,800	21,892
	Astra Otoparts Tbk. PT	172,500	27,646
	Bank BTPN Syariah Tbk. PT	391,600	26,542
*	Bank Capital Indonesia Tbk. PT	991,200	8,399
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	15,874
*	Bank Mayapada International Tbk. PT	4,551,286	64,221
	Bank Maybank Indonesia Tbk. PT	2,873,800	41,727
*	Bank Nationalnobu Tbk. PT	114,513	4,964
*	Bank Neo Commerce Tbk. PT	1,162,700	19,712
	Bank OCBC Nisp Tbk. PT	566,200	49,439
*	Bank Pan Indonesia Tbk. PT	802,200	96,961
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	30,461
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	104,180
	BISI International Tbk. PT	236,900	20,407
	Blue Bird Tbk. PT	151,800	20,323
*	Buana Lintas Lautan Tbk. PT	1,130,600	9,351
	Bukit Asam Tbk. PT	610,900	115,068
*	Bumi Resources Minerals Tbk. PT	2,807,000	65,620
*	Bumi Resources Tbk. PT	1,597,100	14,133
*	Bumi Serpong Damai Tbk. PT	766,300	59,376
	Ciputra Development Tbk. PT	1,972,586	168,404
	Delta Dunia Makmur Tbk. PT	888,000	37,952

		Shares	Value»
INDONESIA — (Continued)
	Dharma Satya Nusantara Tbk. PT	494,300	$34,579
	Elang Mahkota Teknologi Tbk. PT	2,155,800	70,016
	Elnusa Tbk. PT	1,110,000	33,828
*	Energi Mega Persada Tbk. PT	1,087,700	19,653
	Erajaya Swasembada Tbk. PT	1,768,000	50,668
	ESSA Industries Indonesia Tbk. PT	990,700	62,160
	Gajah Tunggal Tbk. PT	310,300	26,302
*	Gudang Garam Tbk. PT	71,100	63,761
*	Harum Energy Tbk. PT	436,500	33,654
	Indah Kiat Pulp & Paper Tbk. PT	468,500	240,640
	Indika Energy Tbk. PT	467,500	46,289
	Indo Tambangraya Megah Tbk. PT	62,200	99,412
	Indocement Tunggal Prakarsa Tbk. PT	139,100	63,679
	Indofood Sukses Makmur Tbk. PT	628,200	303,942
	Indomobil Sukses Internasional Tbk. PT	319,500	25,767
*	Intiland Development Tbk. PT	678,700	7,999
*	Japfa Comfeed Indonesia Tbk. PT	932,700	108,738
*	Kawasan Industri Jababeka Tbk. PT	2,730,400	33,769
*	Lippo Karawaci Tbk. PT	7,074,100	55,442
	Medco Energi Internasional Tbk. PT	1,528,372	124,599
*	Media Nusantara Citra Tbk. PT	1,090,800	22,925
*	MNC Land Tbk. PT	12,970,200	138,154
	Mulia Industrindo Tbk. PT	256,900	5,498
*††	Omni Inovasi Indonesia Tbk. PT	247,700	218
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	113,662
	Pakuwon Jati Tbk. PT	3,727,900	113,457
*	Panin Financial Tbk. PT	1,914,300	57,983

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Paninvest Tbk. PT	264,900	$19,249
*	PP Persero Tbk. PT	990,900	28,137
	Puradelta Lestari Tbk. PT	1,465,600	15,387
	Resource Alam Indonesia Tbk. PT	290,598	10,422
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	13,825
	Sampoerna Agro Tbk. PT	68,700	8,933
	Samudera Indonesia Tbk. PT	1,503,000	32,547
*	Sawit Sumbermas Sarana Tbk. PT	366,600	27,631
	Semen Indonesia Persero Tbk. PT	522,147	131,291
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,118
	Steel Pipe Industry of Indonesia PT	497,300	9,585
	Summarecon Agung Tbk. PT	1,488,304	63,528
	Surya Citra Media Tbk. PT	4,900,700	43,113
	Surya Semesta Internusa Tbk. PT	515,500	40,114
	Tempo Scan Pacific Tbk. PT	117,300	19,878
*	Timah Tbk. PT	437,900	36,209
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	28,930
	Triputra Agro Persada PT	743,600	43,840
	Tunas Baru Lampung Tbk. PT	685,485	29,684
	United Tractors Tbk. PT	176,300	307,735
*	Vale Indonesia Tbk. PT	316,100	76,783
*††	Waskita Karya Persero Tbk. PT	697,000	1,682
*††	Wijaya Karya Persero Tbk. PT	593,900	14,288
	XL Axiata Tbk. PT	671,193	96,105

TOTAL INDONESIA			4,254,597

IRELAND — (0.8%)
	AIB Group PLC	382,537	2,050,797

		Shares	Value»
IRELAND — (Continued)
	Bank of Ireland Group PLC	330,642	$3,064,455
	Cairn Homes PLC	192,687	450,603
	Dalata Hotel Group PLC	75,889	355,952
	FBD Holdings PLC (FBD ID)	9,012	124,509
*	Permanent TSB Group Holdings PLC	32,883	51,495

TOTAL IRELAND			6,097,811

ISRAEL — (0.7%)
*	Afcon Holdings Ltd.	760	20,026
	Africa Israel Residences Ltd.	912	63,594
*	Alrov Properties & Lodgings Ltd.	1,983	75,549
	Ashdod Refinery Ltd.	681	10,908
*	Ashtrom Group Ltd.	8,290	126,713
	AudioCodes Ltd. (AUDC US)	7,617	70,152
*	Avgol Industries 1953 Ltd.	17,326	5,862
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	177,093
	Carasso Motors Ltd.	6,480	35,745
*	Cellcom Israel Ltd. (CEL IT)	25,746	121,460
*	Cellcom Israel Ltd. (CELJF US)	11,396	54,359
*	Clal Insurance Enterprises Holdings Ltd.	21,193	406,104
	Delek Automotive Systems Ltd.	7,218	44,655
	Delta Galil Ltd.	2,465	109,978
*	Dor Alon Energy in Israel 1988 Ltd.	1,112	23,279
*	Doral Group Renewable Energy Resources Ltd.	24,919	95,419
*	Duniec Brothers Ltd.	260	17,475
*	Equital Ltd.	6,649	240,357
	Formula Systems 1985 Ltd. (FORTY IT)	1,391	119,082
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	19,165

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	4,019	$20,882
*	Hagag Group Real Estate Development	8,333	39,793
*	Hamat Group Ltd.	5,206	18,131
	Harel Insurance Investments & Financial Services Ltd.	50,711	528,762
	IDI Insurance Co. Ltd.	1,993	67,818
	Inrom Construction Industries Ltd.	11,808	42,133
	Israel Canada TR Ltd.	3,443	12,899
*	Israel Land Development Co. Ltd.	4,140	36,832
	Isras Investment Co. Ltd.	532	112,964
*	Issta Ltd.	2,925	66,379
*	Kamada Ltd. (KMDA US)	7,363	42,264
	Kardan Real Estate Enterprise & Development Ltd.	19,587	24,972
	Kerur Holdings Ltd.	1,355	24,012
*	Klil Industries Ltd.	356	19,618
	Kvutzat Acro Ltd.	5,300	72,752
	Lapidoth Capital Ltd.	669	11,030
	M Yochananof & Sons Ltd.	51	3,027
	Mediterranean Towers Ltd.	24,745	52,980
	Meitav Investment House Ltd.	9,370	50,032
	Menora Mivtachim Holdings Ltd.	9,523	296,235
*	Meshek Energy Renewable Energies Ltd.	32,656	19,255
	Meshulam Levinstein Contracting & Engineering Ltd.	258	21,041
	Migdal Insurance & Financial Holdings Ltd.	161,691	263,127
*	Naphtha Israel Petroleum Corp. Ltd.	1,591	9,375
*	Neto Malinda Trading Ltd.	3,324	61,640
	Oil Refineries Ltd.	383,732	97,850

		Shares	Value»
ISRAEL — (Continued)
	Palram Industries 1990 Ltd.	1,933	$36,344
*	Partner Communications Co. Ltd.	38,087	161,873
	Paz Retail & Energy Ltd.	2,383	269,737
	Plasson Industries Ltd.	1,011	38,393
	Prashkovsky Investments & Construction Ltd.	1,648	45,037
	Rapac Communication & Infrastructure Ltd.	1,204	8,357
	Sano-Brunos Enterprises Ltd.	536	44,224
*	Scope Metals Group Ltd.	1,359	42,092
*	Shikun & Binui Ltd.	85,482	226,211
	Shufersal Ltd.	338	2,993
	Suny Cellular Communication Ltd.	38,993	10,968
Ω	Tamar Petroleum Ltd.	16,144	95,364

TOTAL ISRAEL			4,834,371

ITALY — (3.4%)
	A2A SpA	460,303	1,052,180
	Abitare In SpA	2,221	10,114
	ACEA SpA	11,629	220,692
Ω	Anima Holding SpA	54,118	327,892
	Arnoldo Mondadori Editore SpA	38,743	102,900
	Ascopiave SpA	14,577	44,907
	Avio SpA	4,608	59,521
	Azimut Holding SpA	24,220	599,069
	Banca IFIS SpA	7,189	172,294
	Banca Mediolanum SpA	48,009	593,430
	Banca Monte dei Paschi di Siena SpA	163,160	895,424
	Banca Popolare di Sondrio SpA	135,001	1,006,888
	Banca Profilo SpA	114,968	24,012
	Banco BPM SpA	394,306	2,659,632
	Banco di Desio e della Brianza SpA	12,049	70,023
	Biesse SpA	3,229	27,428
	BPER Banca SpA	292,670	1,781,950
	Brembo NV	22,470	235,991
	Buzzi SpA	29,557	1,157,965

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Cairo Communication SpA	17,210	$41,082
	Cementir Holding NV	12,612	131,028
*	CIR SpA-Compagnie Industriali	239,509	151,088
	Credito Emiliano SpA	26,852	289,964
	d’Amico International Shipping SA	33,291	179,139
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,835	103,845
	Danieli & C Officine Meccaniche SpA (DANR IM)	12,070	243,988
	Datalogic SpA	3,297	21,224
	De’ Longhi SpA	10,120	316,299
	Elica SpA	8,847	16,746
	Emak SpA	17,371	18,393
Ω	Enav SpA	56,412	239,003
	ERG SpA	8,922	200,369
*	Esprinet SpA	7,745	47,895
	Fila SpA	7,328	79,208
*	Fincantieri SpA	17,542	97,851
	FNM SpA	40,686	18,501
*	Garofalo Health Care SpA	4,490	27,813
	Gefran SpA	2,084	20,363
	Hera SpA	198,526	759,472
#	IMMSI SpA	62,616	35,650
#	Indel B SpA	373	8,993
	Italmobiliare SpA	2,574	77,443
	Iveco Group NV	53,448	555,416
	Leonardo SpA	105,578	2,516,536
	Mediobanca Banca di Credito Finanziario SpA	97,682	1,611,486
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	175,356
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	79,719
*	Newlat Food SpA	4,322	53,633
#*Ω	Nexi SpA	104,208	658,677
	Orsero SpA	2,608	33,571
Ω	OVS SpA	73,087	224,340
Ω	Pirelli & C SpA	91,793	501,588
Ω	Poste Italiane SpA	28,348	398,611
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	36,874
	Sabaf SpA	2,439	49,233
#*	Safilo Group SpA	44,097	48,115
*	Saipem SpA	95,680	227,488

		Shares	Value»
ITALY — (Continued)
#*	Seri Industrial SpA	5,271	$16,944
	Snam SpA	76,150	365,817
	Sogefi SpA	9,662	20,395
#*	Telecom Italia SpA (TIT IM)	943,925	239,100
*	Telecom Italia SpA (TITR IM)	1,059,301	309,837
	Tenaris SA (TS US), ADR	18,146	596,640
	Tinexta SpA	2,520	29,708
	Unipol Gruppo SpA	108,936	1,353,855
	Webuild SpA	53,359	151,313

TOTAL ITALY			24,421,921

JAPAN — (15.5%)
	77 Bank Ltd.	15,900	409,325
#	Achilles Corp.	4,600	45,481
	AD Works Group Co. Ltd.	20,400	26,419
	ADEKA Corp.	23,900	431,170
	Advan Group Co. Ltd.	7,500	46,141
	Adways, Inc.	5,900	12,751
	AFC-HD AMS Life Science Co. Ltd.	1,800	9,840
#	Ahresty Corp.	9,900	35,558
	Aichi Financial Group, Inc.	1,390	20,738
	Aichi Steel Corp.	5,000	140,953
	Aichi Tokei Denki Co. Ltd.	2,700	35,063
	Aida Engineering Ltd.	14,000	72,487
	Ain Holdings, Inc.	5,800	191,544
	Air Water, Inc.	54,200	681,784
	Airport Facilities Co. Ltd.	9,300	35,392
	Aisan Industry Co. Ltd.	13,200	116,785
	Akita Bank Ltd.	4,800	65,531
	Albis Co. Ltd.	1,400	24,467
	Alconix Corp.	9,400	84,429
	Alfresa Holdings Corp.	46,400	669,462
	Alleanza Holdings Co. Ltd.	3,200	22,427
	Alpen Co. Ltd.	5,100	68,431
	Alps Alpine Co. Ltd.	62,681	615,950
	Amada Co. Ltd.	12,008	118,338
	Anabuki Kosan, Inc.	1,200	15,746
	Anest Iwata Corp.	9,900	91,182
	Anritsu Corp.	37,900	285,425
	AOKI Holdings, Inc.	9,900	76,755
	Aoyama Trading Co. Ltd.	15,700	134,637

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Arakawa Chemical Industries Ltd.	3,100	$26,880
Arata Corp.	9,400	211,039
ARCLANDS Corp.	8,600	93,961
Arcs Co. Ltd.	12,500	207,405
Artience Co. Ltd.	10,700	256,457
Asahi Co. Ltd.	3,000	30,091
Asahi Yukizai Corp.	3,600	96,044
Ashimori Industry Co. Ltd.	800	13,391
Asia Pile Holdings Corp.	10,700	56,069
ASKA Pharmaceutical Holdings Co. Ltd.	2,600	36,888
Astena Holdings Co. Ltd.	8,100	26,985
Autobacs Seven Co. Ltd.	8,500	79,074
Awa Bank Ltd.	15,200	242,152
Axial Retailing, Inc.	18,400	107,325
Axyz Co. Ltd.	800	13,872
Bando Chemical Industries Ltd.	10,800	127,999
Bank of Iwate Ltd.	3,800	56,999
Bank of Nagoya Ltd.	3,600	140,961
Bank of Saga Ltd.	3,301	44,431
Bank of the Ryukyus Ltd.	15,700	102,418
Belluna Co. Ltd.	12,600	58,680
Bourbon Corp.	3,000	45,953
Br Holdings Corp.	4,400	9,969
Brother Industries Ltd.	5,400	105,177
Bunka Shutter Co. Ltd.	17,100	205,758
Canon Electronics, Inc.	6,900	108,933
Carlit Co. Ltd.	5,500	45,720
Carta Holdings, Inc.	2,500	23,520
Cawachi Ltd.	4,800	79,540
Central Glass Co. Ltd.	8,700	198,182
Central Security Patrols Co. Ltd.	2,300	41,942
Central Sports Co. Ltd.	2,100	33,685
Chiba Kogyo Bank Ltd.	23,200	169,727
Chino Corp.	2,600	36,600
Chori Co. Ltd.	4,500	120,589
Chubu Shiryo Co. Ltd.	7,421	67,831
Chuetsu Pulp & Paper Co. Ltd.	3,600	29,117

		Shares	Value»
JAPAN — (Continued)
	Chugin Financial Group, Inc.	44,800	$425,697
	Chuo Gyorui Co. Ltd.	500	10,376
	Citizen Watch Co. Ltd.	73,800	438,750
	CKD Corp.	5,000	84,164
	CK-San-Etsu Co. Ltd.	1,300	30,563
	CMK Corp.	13,300	35,210
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	484,800
	Cosmo Energy Holdings Co. Ltd.	21,700	1,071,106
	Cosmos Initia Co. Ltd.	2,400	11,650
	CRE, Inc.	2,500	19,777
	CTI Engineering Co. Ltd.	3,300	97,457
	Dai Nippon Toryo Co. Ltd.	5,100	34,048
	Daicel Corp.	66,700	588,698
	Dai-Dan Co. Ltd.	7,000	136,676
#	Daido Metal Co. Ltd.	8,900	28,811
	Daido Steel Co. Ltd.	40,000	309,731
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	63,419
#	Daiho Corp.	3,400	77,743
	Daiichi Jitsugyo Co. Ltd.	7,800	122,513
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	7,194
	Daiki Aluminium Industry Co. Ltd.	7,600	55,019
	Daikyonishikawa Corp.	13,400	55,851
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	90,150
	Daio Paper Corp.	29,400	166,695
	Daishi Hokuetsu Financial Group, Inc.	15,700	249,259
	Daishinku Corp.	5,500	21,553
	Daisue Construction Co. Ltd.	3,500	38,045
	Daito Pharmaceutical Co. Ltd.	5,100	74,524
	Daitron Co. Ltd.	3,400	62,405
	DCM Holdings Co. Ltd.	36,100	337,887
	Denka Co. Ltd.	18,000	254,385

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DIC Corp.	19,700	$428,894
#	DKK-Toa Corp.	3,400	16,379
	DKS Co. Ltd.	2,400	53,501
	Doutor Nichires Holdings Co. Ltd.	8,800	129,037
	Dowa Holdings Co. Ltd.	14,500	492,640
	DyDo Group Holdings, Inc.	5,400	108,294
	Eagle Industry Co. Ltd.	9,400	124,550
	Ebara Foods Industry, Inc.	1,400	26,685
#	Eco’s Co. Ltd.	3,000	40,274
	EDION Corp.	28,600	331,238
	Ehime Bank Ltd.	14,701	99,793
	Eiken Chemical Co. Ltd.	5,542	89,698
	Elematec Corp.	5,800	90,394
	Endo Lighting Corp.	4,100	34,551
	Enomoto Co. Ltd.	2,300	21,550
	Envipro Holdings, Inc.	3,600	12,201
	ES-Con Japan Ltd.	11,300	72,822
	Eslead Corp.	2,900	86,019
	ESPEC Corp.	4,800	83,656
	Exedy Corp.	9,200	253,080
	EXEO Group, Inc.	19,600	200,601
	Ezaki Glico Co. Ltd.	13,700	403,633
	FALCO HOLDINGS Co. Ltd.	2,300	35,496
	Feed One Co. Ltd.	4,700	26,072
	Ferrotec Holdings Corp.	14,500	242,293
#	FIDEA Holdings Co. Ltd.	3,610	33,292
	First Bank of Toyama Ltd.	19,100	138,315
#	Focus Systems Corp.	1,300	9,142
	Foster Electric Co. Ltd.	5,860	65,567
	France Bed Holdings Co. Ltd.	7,200	59,364
#	F-Tech, Inc.	5,800	19,678
	Fudo Tetra Corp.	4,400	60,975
	Fuji Co. Ltd.	2,700	36,230
	Fuji Corp. (6134 JP)	4,200	61,802
	Fuji Corp. Ltd.	9,800	44,873
	Fuji Die Co. Ltd.	1,700	8,781
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	43,206
#	Fuji Oil Co. Ltd.	20,800	45,750
	Fuji Oil Holdings, Inc.	4,901	105,500

		Shares	Value»
JAPAN — (Continued)
#	Fuji Pharma Co. Ltd.	5,500	$46,942
	Fuji Seal International, Inc.	13,100	222,466
	Fujibo Holdings, Inc.	3,600	110,332
	Fujikura Composites, Inc.	6,200	49,040
	Fujikura Ltd.	4,300	158,039
#	Fujisash Co. Ltd.	1,649	6,793
	Fujiya Co. Ltd.	3,900	68,002
#	FuKoKu Co. Ltd.	3,700	42,517
	Fukuda Corp.	2,100	78,679
	Fukui Bank Ltd.	7,700	89,387
	Fukuoka Financial Group, Inc.	32,060	731,339
	Fukushima Galilei Co. Ltd.	3,000	108,339
	Fukuyama Transporting Co. Ltd.	2,701	68,691
	Fumakilla Ltd.	1,200	8,362
	Furukawa Battery Co. Ltd.	1,600	14,382
	Furukawa Co. Ltd.	11,100	120,548
	Furukawa Electric Co. Ltd.	23,600	580,417
	Furuno Electric Co. Ltd.	8,700	140,274
	Fuso Pharmaceutical Industries Ltd.	800	13,312
	Futaba Industrial Co. Ltd.	19,300	82,341
	Gakken Holdings Co. Ltd.	9,300	60,600
	Geo Holdings Corp.	9,900	98,882
	GLOBERIDE, Inc.	5,000	64,873
	Glory Ltd.	12,075	195,851
	GLtechno Holdings, Inc.	4,490	80,852
	Godo Steel Ltd.	3,100	78,976
	Grandy House Corp.	4,100	14,866
	GS Yuasa Corp.	12,800	226,455
	GSI Creos Corp.	3,400	44,809
	G-Tekt Corp.	5,100	52,375
	Gunma Bank Ltd.	97,300	547,952
	Gunze Ltd.	5,300	186,168
	H2O Retailing Corp.	27,900	373,365
	Hachijuni Bank Ltd.	127,712	700,850
	Hagihara Industries, Inc.	4,100	39,353
	Hagiwara Electric Holdings Co. Ltd.	3,300	72,722
	Hagoromo Foods Corp.	500	10,817
	Hamakyorex Co. Ltd.	18,000	146,699

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Handsman Co. Ltd.	1,900	$10,169
	Hanwa Co. Ltd.	11,900	394,288
	Harima Chemicals Group, Inc.	4,400	25,096
	Haseko Corp.	54,400	657,539
#	Hashimoto Sogyo Holdings Co. Ltd.	3,200	25,725
	Heiwa Corp.	15,900	217,125
	Heiwa Real Estate Co. Ltd.	8,100	222,483
	Heiwado Co. Ltd.	4,687	67,650
*	Hino Motors Ltd.	63,200	155,162
	Hirakawa Hewtech Corp.	4,100	42,477
	Hirano Tecseed Co. Ltd.	2,400	26,299
	Hirata Corp.	2,100	66,969
	Hirogin Holdings, Inc.	80,519	588,124
	Hiroshima Electric Railway Co. Ltd.	5,100	22,752
	Hochiki Corp.	3,900	54,232
	Hodogaya Chemical Co. Ltd.	2,100	59,271
	Hogy Medical Co. Ltd.	5,500	164,252
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	33,412
	Hokkan Holdings Ltd.	3,400	38,347
#	Hokko Chemical Industry Co. Ltd.	5,700	47,231
	Hokkoku Financial Holdings, Inc.	7,500	214,117
#	Hokuetsu Corp.	41,600	414,840
	Hokuhoku Financial Group, Inc.	50,800	530,935
	Hokuriku Electric Industry Co. Ltd.	2,500	20,439
	Hokuto Corp.	2,869	34,254
	H-One Co. Ltd.	8,500	51,403
#	Honeys Holdings Co. Ltd.	4,700	51,864
	Hoosiers Holdings Co. Ltd.	10,600	70,194
	Hosokawa Micron Corp.	3,700	96,725
	House Foods Group, Inc.	9,500	185,178
#	Howa Machinery Ltd.	4,600	28,070
	HS Holdings Co. Ltd.	7,200	43,648
	Hyakugo Bank Ltd.	71,200	256,252
	Hyakujushi Bank Ltd.	7,500	124,461
	Ichiken Co. Ltd.	1,900	30,856
	Ichikoh Industries Ltd.	9,600	28,533

		Shares	Value»
JAPAN — (Continued)
	Ichinen Holdings Co. Ltd.	6,400	$76,112
	Ichiyoshi Securities Co. Ltd.	8,000	40,151
	IDEA Consultants, Inc.	1,600	25,463
	Iida Group Holdings Co. Ltd.	35,900	520,443
	Iino Kaiun Kaisha Ltd.	25,600	187,816
	Imagica Group, Inc.	7,600	26,686
	Imura & Co. Ltd.	2,800	18,382
	Inaba Denki Sangyo Co. Ltd.	14,600	366,195
	Inaba Seisakusho Co.Ltd.	3,600	41,903
	Inabata & Co. Ltd.	14,900	317,005
	Inageya Co. Ltd.	2,300	17,373
	INFRONEER Holdings, Inc.	56,352	423,614
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	125,189
	Inui Global Logistics Co. Ltd.	1,500	10,975
	I-PEX, Inc.	1,900	19,534
	Iriso Electronics Co. Ltd.	4,963	88,195
	Ishihara Sangyo Kaisha Ltd.	12,100	115,792
	Ishizuka Glass Co. Ltd.	800	12,642
	Itochu Enex Co. Ltd.	16,700	174,800
	Itochu-Shokuhin Co. Ltd.	1,900	85,513
	Itoham Yonekyu Holdings, Inc.	8,040	202,631
	Itoki Corp.	13,700	130,416
	IwaiCosmo Holdings, Inc.	6,600	89,770
	Iwatani Corp.	10,000	130,360
	Iyogin Holdings, Inc.	78,300	743,302
	Izumi Co. Ltd.	1,700	35,877
	J Front Retailing Co. Ltd.	55,813	592,716
	J Trust Co. Ltd.	2,500	7,381
	JANOME Corp.	6,900	41,132
	Japan Electronic Materials Corp.	4,200	68,171
#	Japan Investment Adviser Co. Ltd.	5,400	36,124
	Japan Medical Dynamic Marketing, Inc.	3,799	15,498

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Pulp & Paper Co. Ltd.	35,000	$152,951
	Japan Securities Finance Co. Ltd.	21,100	275,286
	Japan Steel Works Ltd.	2,700	91,581
	Japan Transcity Corp.	10,000	60,288
	Japan Wool Textile Co. Ltd.	17,400	144,328
	JDC Corp.	13,600	45,886
	Jichodo Co. Ltd.	200	12,777
	JINUSHI Co. Ltd.	2,900	39,852
	JK Holdings Co. Ltd.	5,500	37,104
	JMS Co. Ltd.	7,000	21,547
	J-Oil Mills, Inc.	6,700	90,715
	Joshin Denki Co. Ltd.	5,043	84,848
	Joyful Honda Co. Ltd.	14,200	192,130
	JSP Corp.	4,300	54,967
	JTEKT Corp.	42,425	286,158
	Juki Corp.	4,100	10,681
	Juroku Financial Group, Inc.	12,200	325,572
	JVCKenwood Corp.	17,800	139,992
	Kadoya Sesame Mills,Inc.	1,100	25,794
	Kaga Electronics Co.Ltd.	9,800	177,922
	Kamei Corp.	9,700	124,883
	Kamigumi Co. Ltd.	13,100	273,418
	Kanaden Corp.	6,800	64,969
	Kanadevia Corp.	39,600	270,683
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	32,174
	Kanamoto Co. Ltd.	9,469	171,135
	Kandenko Co. Ltd.	10,400	152,189
	Kaneka Corp.	15,000	367,668
	Kaneko Seeds Co.Ltd.	4,400	39,842
	Kanematsu Corp.	24,400	371,444
#	Kanemi Co. Ltd.	1,200	25,021
	Kanto Denka Kogyo Co. Ltd.	12,700	80,760
	Kato Sangyo Co. Ltd.	6,100	165,144
	Kawada Technologies,Inc.	5,100	79,519
	Kawai Musical Instruments Manufacturing Co.Ltd.	600	10,746
	Kawasaki Heavy Industries Ltd.	3,700	141,667
	Keihan Holdings Co.Ltd.	16,500	308,009
	KEIWA, Inc.	3,000	20,086

		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank Ltd.	41,300	$185,092
	Kenko Mayonnaise Co. Ltd.	3,934	56,076
	KH Neochem Co. Ltd.	6,900	93,039
	Kimura Chemical Plants Co. Ltd.	5,800	29,049
	Kimura Unity Co. Ltd.	4,900	46,626
	Kinki Sharyo Co. Ltd.	800	7,287
	Ki-Star Real Estate Co. Ltd.	2,600	65,987
	Kitagawa Corp.	2,400	19,087
	Kita-Nippon Bank Ltd.	3,600	59,165
	Kitz Corp.	22,500	155,211
	Kiyo Bank Ltd.	19,800	231,901
*	KLab, Inc.	13,900	16,403
*	KNT-CT Holdings Co. Ltd.	2,200	18,424
#	Koa Corp.	4,200	27,806
	Koa Shoji Holdings Co. Ltd.	2,900	11,674
	Koatsu Gas Kogyo Co. Ltd.	9,700	57,659
	Kobe Steel Ltd.	43,200	465,596
	Kohnan Shoji Co. Ltd.	7,800	184,956
	Kohsoku Corp.	2,700	44,340
	Kojima Co. Ltd.	13,300	92,210
	Kokuyo Co. Ltd.	21,700	349,117
	Komeri Co. Ltd.	10,300	222,636
	Kondotec, Inc.	5,400	45,030
	Konica Minolta, Inc.	103,400	431,639
	Konishi Co. Ltd.	16,600	142,676
	Konoike Transport Co.Ltd.	9,000	147,177
	KPP Group Holdings Co. Ltd.	14,800	63,516
	Krosaki Harima Corp.	7,200	115,357
	KRS Corp.	3,600	45,286
	K’s Holdings Corp.	43,300	414,055
	KU Holdings Co. Ltd.	3,700	25,873
	Kumagai Gumi Co.Ltd.	9,906	229,065
	Kumiai Chemical Industry Co. Ltd.	18,300	97,410
	Kurabo Industries Ltd.	4,600	141,401
	Kuraray Co. Ltd.	95,500	1,294,165
	Kureha Corp.	14,700	271,483
	Kurimoto Ltd.	3,200	79,480
	Kuriyama Holdings Corp.	5,000	40,149
	KYB Corp.	6,200	194,775
#	Kyodo Printing Co. Ltd.	2,200	49,002
	Kyoei Steel Ltd.	8,208	93,074
	Kyokuto Boeki Kaisha Ltd.	4,800	46,744

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	$164,997
	Kyokuyo Co. Ltd.	2,800	75,852
	Kyorin Pharmaceutical Co. Ltd.	8,300	82,371
	Kyosan Electric Manufacturing Co.Ltd.	12,300	43,257
	Kyushu Financial Group, Inc.	99,900	452,430
	Lacto Japan Co. Ltd.	2,600	46,975
#	LEC, Inc.	7,500	64,554
	Life Corp.	4,700	102,121
*	LIFULL Co. Ltd.	26,000	24,878
	Lintec Corp.	11,600	240,719
	Lixil Corp.	78,800	924,983
	Look Holdings, Inc.	1,800	29,671
	Mabuchi Motor Co. Ltd.	20,400	291,915
	Macromill, Inc.	11,400	60,246
	Maezawa Industries,Inc.	5,300	41,747
	Makino Milling Machine Co. Ltd.	6,900	259,033
	Mandom Corp.	10,593	87,250
	Marubun Corp.	5,500	36,960
#	Marudai Food Co. Ltd.	6,500	71,573
	Maruha Nichiro Corp.	14,500	284,419
	MARUKA FURUSATO Corp.	5,038	72,482
	Maruyama Manufacturing Co.,Inc.	1,100	15,436
	Maruzen CHI Holdings Co. Ltd.	3,000	6,227
	Maruzen Showa Unyu Co. Ltd.	4,700	181,267
	Matsuda Sangyo Co. Ltd.	4,300	89,232
#	Matsuoka Corp.	1,100	12,929
	Maxell Ltd.	9,900	120,854
	Maxvalu Tokai Co. Ltd.	2,200	47,063
	Mazda Motor Corp.	118,000	834,200
	Mebuki Financial Group, Inc.	163,600	611,930
#	Media Do Co. Ltd.	2,000	17,547
	Medical System Network Co. Ltd.	10,600	29,600
	Medipal Holdings Corp.	47,200	747,823
	Megmilk Snow Brand Co. Ltd.	12,000	207,655

		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	6,900	$181,084
#	Meiji Electric Industries Co. Ltd.	3,800	33,910
#	Meiji Shipping Group Co. Ltd.	4,300	19,892
	Meiko Electronics Co. Ltd.	3,400	132,886
	Meiwa Estate Co. Ltd.	4,900	31,314
	Melco Holdings, Inc.	2,000	31,960
	Menicon Co. Ltd.	12,485	137,375
	Mie Kotsu Group Holdings, Inc.	16,800	55,562
	MIMAKI ENGINEERING Co. Ltd.	700	6,168
	Ministop Co. Ltd.	4,000	45,553
	Mirait One Corp.	28,810	409,774
	Mirarth Holdings, Inc.	29,200	93,844
	Mitsuba Corp.	15,300	87,155
	Mitsubishi Gas Chemical Co., Inc.	40,800	709,080
	Mitsubishi Logisnext Co. Ltd.	2,100	15,617
	Mitsubishi Logistics Corp.	69,500	465,916
	Mitsubishi Materials Corp.	34,100	559,481
	Mitsubishi Motors Corp.	142,100	422,184
	Mitsubishi Paper Mills Ltd.	9,464	30,120
	Mitsubishi Research Institute, Inc.	2,400	66,321
	Mitsubishi Shokuhin Co. Ltd.	4,600	145,955
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	17,864
	Mitsui Chemicals, Inc.	14,700	335,833
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	129,935
	Mitsui Mining & Smelting Co. Ltd.	17,816	566,044
	Mitsui-Soko Holdings Co. Ltd.	4,400	204,346
	Mitsuuroko Group Holdings Co. Ltd.	5,200	58,602
	Miyazaki Bank Ltd.	7,000	121,280
	Mizuno Corp.	2,900	153,926
	Mochida Pharmaceutical Co. Ltd.	2,200	50,331
	Modec, Inc.	4,800	104,517

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	21,800	$506,952
	Moriroku Holdings Co.Ltd.	4,700	72,127
	Morita Holdings Corp.	10,700	142,802
	Mory Industries, Inc.	1,800	59,188
	MrMax Holdings Ltd.	8,500	37,463
	Mugen Estate Co.Ltd.	4,300	43,873
	Musashi Seimitsu Industry Co. Ltd.	15,800	204,952
	Musashino Bank Ltd .	10,000	174,422
	Nabtesco Corp.	20,700	335,541
	NAC Co. Ltd.	6,000	22,390
	Nachi-Fujikoshi Corp.	2,587	54,302
	Nafco Co. Ltd.	5,500	74,308
#	Nagano Keiki Co. Ltd.	1,500	23,969
	Nagase & Co. Ltd.	32,400	672,379
	Naigai Tec Corp.	900	13,346
	Nakabayashi Co. Ltd.	5,900	20,011
	Nakamoto Packs Co.Ltd.	800	8,752
#	Nakamuraya Co. Ltd.	1,100	23,065
	Nakayama Steel Works Ltd.	12,000	59,160
	Nanto Bank Ltd.	9,600	187,423
	Nanyo Corp.	2,600	18,590
	Natori Co. Ltd.	2,300	32,023
	NGK Insulators Ltd.	59,400	731,754
	NH Foods Ltd.	8,600	297,906
	NHK Spring Co. Ltd.	62,244	761,857
	Nicca Chemical Co.Ltd.	1,800	14,995
	Nice Corp.	2,600	27,771
#	Nichiban Co. Ltd.	3,400	43,592
	Nichicon Corp.	13,400	87,530
	Nichiden Corp.	4,700	96,804
	Nichiha Corp.	7,200	162,602
#	Nichimo Co. Ltd.	1,600	19,484
	Nichirin Co. Ltd.	3,750	91,073
	Nihon Chouzai Co.Ltd.	2,500	22,849
	Nihon Denkei Co. Ltd.	2,100	23,276
	Nihon Flush Co. Ltd.	4,300	25,035
	Nihon Nohyaku Co. Ltd.	13,700	59,727
#	Nihon Yamamura Glass Co. Ltd.	1,100	11,149
	Nikkiso Co. Ltd.	11,500	77,294
	Nikko Co. Ltd.	8,200	37,197
	Nikkon Holdings Co. Ltd.	34,400	440,404
	Nikon Corp.	83,200	1,030,698
	Nippi, Inc.	900	34,433

		Shares	Value»
JAPAN — (Continued)
	Nippn Corp.	14,900	$214,828
	Nippon Carbide Industries Co., Inc.	2,300	24,792
	Nippon Carbon Co. Ltd.	3,000	87,959
	Nippon Chemical Industrial Co. Ltd.	2,900	51,012
*	Nippon Chemi-Con Corp.	8,900	61,406
#	Nippon Coke & Engineering Co. Ltd.	73,200	45,751
	Nippon Concrete Industries Co. Ltd.	17,600	37,773
	Nippon Denko Co.Ltd.	44,300	84,868
	Nippon Dry-Chemical Co. Ltd.	1,400	31,088
	Nippon Electric Glass Co. Ltd.	27,600	628,085
	NIPPON EXPRESS HOLDINGS, Inc.	10,900	537,391
	Nippon Kayaku Co.Ltd.	36,700	290,308
	Nippon Light Metal Holdings Co. Ltd.	27,702	296,071
	Nippon Paper Industries Co. Ltd.	48,100	280,804
	Nippon Rietec Co. Ltd.	3,460	23,535
	Nippon Road Co. Ltd.	4,500	47,997
	Nippon Seisen Co. Ltd.	3,500	28,679
	Nippon Sharyo Ltd.	1,001	14,356
*	Nippon Sheet Glass Co. Ltd.	13,900	33,810
	Nippon Shinyaku Co. Ltd.	9,400	252,192
	Nippon Shokubai Co. Ltd.	36,400	409,496
	Nippon Signal Co. Ltd.	2,684	16,391
	Nippon Soda Co. Ltd.	13,200	219,858
	Nippon Thompson Co. Ltd.	23,600	73,885
	Nippon Yakin Kogyo Co. Ltd.	5,100	140,280
	Nipro Corp.	41,300	381,167
	Nishimoto Co. Ltd.	2,000	17,235
	Nishi-Nippon Financial Holdings, Inc.	29,200	314,472
	Nishio Holdings Co. Ltd.	6,200	150,926

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Nissan Tokyo Sales Holdings Co. Ltd.	14,900	$42,180
Nissei Plastic Industrial Co. Ltd.	4,100	24,558
Nissha Co. Ltd.	12,485	152,892
Nisshin Oillio Group Ltd.	8,600	292,266
Nisshinbo Holdings, Inc.	22,353	141,932
Nissin Corp.	5,000	139,851
Nissui Corp.	82,900	503,569
Nitta Gelatin, Inc.	3,800	22,783
Nitto Fuji Flour Milling Co. Ltd.	800	35,394
Nitto Seiko Co. Ltd.	12,100	46,399
Nittoku Co. Ltd.	2,801	30,926
Nohmi Bosai Ltd.	3,600	71,080
Nojima Corp.	19,300	270,679
Nomura Real Estate Holdings, Inc.	13,600	334,828
Noritake Co. Ltd.	5,400	136,037
Noritz Corp.	9,600	111,237
North Pacific Bank Ltd.	82,400	213,865
NPR-RIKEN Corp.	3,660	56,193
NS Tool Co. Ltd.	2,500	12,076
NS United Kaiun Kaisha Ltd.	3,800	107,530
NSK Ltd.	56,600	258,080
NSW, Inc.	2,600	50,461
NTN Corp.	86,100	141,857
Obara Group, Inc.	2,900	80,263
Ochi Holdings Co. Ltd.	900	7,641
Ogaki Kyoritsu Bank Ltd.	5,700	67,990
Ohara, Inc.	2,300	19,377
Oiles Corp.	6,500	84,598
Oita Bank Ltd.	4,300	87,291
Oji Holdings Corp.	255,500	950,103
Okabe Co. Ltd.	15,300	77,621
Okada Aiyon Corp.	300	4,015
Okamoto Industries, Inc.	3,000	104,003
Okamoto Machine Tool Works Ltd.	1,300	33,459
Okamura Corp.	15,400	193,538
Okasan Securities Group, Inc.	51,100	202,905
Oki Electric Industry Co. Ltd.	23,100	151,004
Okinawa Financial Group, Inc.	11,780	173,371
OKUMA Corp.	14,200	287,067

		Shares	Value»
JAPAN — (Continued)
	Okumura Corp.	10,700	$300,455
	Okura Industrial Co. Ltd.	2,800	49,595
	Okuwa Co. Ltd.	12,382	73,657
	Olba Healthcare Holdings, Inc.	1,600	20,473
	Onoken Co. Ltd.	5,000	48,987
	Onward Holdings Co. Ltd.	37,900	129,416
	Open House Group Co. Ltd.	4,300	158,504
	Optorun Co. Ltd.	2,900	36,214
	Oriental Consultants Holdings Co. Ltd.	500	13,307
	Oriental Shiraishi Corp.	36,900	92,480
#	Osaka Organic Chemical Industry Ltd.	2,200	42,136
	Osaki Electric Co. Ltd.	8,300	42,951
#	OSG Corp.	20,500	241,962
	OUG Holdings, Inc.	1,100	18,006
	Pacific Industrial Co. Ltd.	10,400	93,108
	Pack Corp.	1,100	26,917
	PALTAC Corp.	7,100	191,598
	Paraca, Inc.	1,600	18,359
	Paramount Bed Holdings Co. Ltd.	11,600	200,461
	Penta-Ocean Construction Co. Ltd.	47,400	196,888
#	PHC Holdings Corp.	4,000	26,059
	Pickles Holdings Co. Ltd.	4,900	34,175
	Pilot Corp.	600	18,650
	Pole To Win Holdings, Inc.	10,603	31,554
	Press Kogyo Co. Ltd.	28,800	103,536
	Prima Meat Packers Ltd.	2,100	30,907
	Procrea Holdings, Inc.	10,300	118,631
	Proto Corp.	8,500	79,086
	PS Construction Co. Ltd.	3,450	22,077
	QB Net Holdings Co. Ltd.	3,000	19,822
	Qol Holdings Co. Ltd.	6,200	57,698
	Raiznext Corp.	8,600	88,062
	Rasa Corp.	1,900	17,512
	Rasa Industries Ltd.	2,800	50,560
	Rengo Co. Ltd.	63,700	385,827

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	RENOVA, Inc.	8,000	$45,332
	Resonac Holdings Corp.	51,800	1,232,082
	Restar Corp.	5,900	101,436
	Retail Partners Co. Ltd.	5,900	50,415
	Rheon Automatic Machinery Co. Ltd.	7,100	65,983
	Riken Technos Corp.	11,500	78,261
	Riken Vitamin Co. Ltd.	5,400	94,540
	Rion Co. Ltd.	2,100	33,988
	Rix Corp.	600	10,783
	Rohm Co. Ltd.	71,000	782,762
	Rokko Butter Co. Ltd.	1,300	12,098
	Ryobi Ltd.	7,900	97,604
	RYODEN Corp.	5,800	92,189
#	Ryoyo Ryosan Holdings, Inc.	4,148	69,379
	S Foods, Inc.	1,400	25,557
	S&B Foods, Inc.	2,500	80,213
	Sac’s Bar Holdings, Inc.	7,900	47,017
	Sakai Chemical Industry Co. Ltd.	5,400	96,267
	Sakai Heavy Industries Ltd.	3,200	49,651
	Sakai Moving Service Co. Ltd.	2,000	32,314
	Sakata INX Corp.	10,570	106,260
	Sakata Seed Corp.	4,800	111,306
	Sala Corp.	18,200	100,726
	SAMTY HOLDINGS Co. Ltd.	6,000	129,002
	San Holdings, Inc.	6,600	47,832
	San ju San Financial Group, Inc.	7,530	82,859
	San-A Co. Ltd.	8,800	164,838
	San-Ai Obbli Co. Ltd.	19,800	241,737
	San-In Godo Bank Ltd.	43,200	346,731
	Sanki Engineering Co. Ltd.	11,600	181,833
	Sanko Gosei Ltd.	13,300	52,723
	Sanko Metal Industrial Co. Ltd.	1,000	26,141
	Sankyo Frontier Co. Ltd.	2,800	36,339
	Sankyo Tateyama, Inc.	8,700	42,402
	Sankyu, Inc.	13,800	479,337
	Sanoh Industrial Co. Ltd.	9,600	45,588

		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	4,600	$40,407
	Sansha Electric Manufacturing Co. Ltd.	4,900	32,051
	Sanshin Electronics Co. Ltd.	2,200	29,325
	Sanyo Chemical Industries Ltd.	3,300	89,502
	Sanyo Denki Co. Ltd.	2,700	156,756
	Sanyo Special Steel Co. Ltd.	5,000	61,806
	Sanyo Trading Co. Ltd.	6,600	63,307
	Sato Holdings Corp.	8,100	112,944
	Sato Shoji Corp.	5,000	44,718
#	Satori Electric Co. Ltd.	4,200	52,219
#	Satudora Holdings Co. Ltd.	1,800	9,208
	Sawai Group Holdings Co. Ltd.	33,900	454,111
	SBS Holdings, Inc.	3,100	50,927
	Scroll Corp.	9,700	60,577
	Seika Corp.	2,600	65,611
	Seiko Group Corp.	8,200	206,689
	Seino Holdings Co. Ltd.	35,900	578,983
	Seiren Co. Ltd.	1,500	25,240
	Sekisui Kasei Co. Ltd.	11,200	27,224
	SEMITEC Corp.	1,700	20,059
	Senko Group Holdings Co. Ltd.	32,800	308,363
	Senshu Ikeda Holdings, Inc.	55,800	123,720
	Seven Bank Ltd.	106,200	224,143
*	Sharp Corp.	1,400	8,523
	Shibaura Machine Co. Ltd.	3,500	85,199
	Shibusawa Warehouse Co. Ltd.	3,100	63,792
	Shibuya Corp.	1,200	28,903
	Shiga Bank Ltd.	12,400	266,238
	Shikibo Ltd.	4,000	26,398
	Shikoku Bank Ltd.	8,100	49,585
	Shima Seiki Manufacturing Ltd.	5,680	42,274
*	Shimadaya Corp.	2,000	19,402
	Shimizu Corp.	900	5,962
	Shimojima Co. Ltd.	5,000	43,187

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	3,200	$69,803
	Shinagawa Refractories Co. Ltd.	8,500	98,960
	Shindengen Electric Manufacturing Co. Ltd.	3,500	54,740
	Shin-Etsu Polymer Co. Ltd.	11,300	116,839
	Shinko Shoji Co. Ltd.	8,100	51,020
	Shinmaywa Industries Ltd.	14,600	129,471
	Shinsho Corp.	1,500	60,900
#	Shinwa Co. Ltd. (7607 JP)	3,600	63,197
	Shizuki Electric Co., Inc.	7,500	17,471
	Shizuoka Financial Group, Inc.	16,600	132,460
	Shizuoka Gas Co. Ltd.	16,700	112,016
	Shofu, Inc.	1,000	14,760
	Showa Shinku Co. Ltd.	700	6,129
	Siix Corp.	10,100	73,941
	Sinanen Holdings Co. Ltd.	2,300	97,578
	Sinfonia Technology Co. Ltd.	4,400	148,579
	SKY Perfect JSAT Holdings, Inc.	56,500	322,692
	Soda Nikka Co. Ltd.	6,400	48,306
	Sodick Co. Ltd.	17,800	89,725
	Soken Chemical & Engineering Co. Ltd.	2,800	58,479
	SPK Corp.	3,200	42,742
	Star Mica Holdings Co. Ltd.	9,900	41,452
	Star Micronics Co. Ltd.	9,900	126,811
	Starts Corp., Inc.	8,200	188,892
	Starzen Co. Ltd.	4,900	94,999
	Stella Chemifa Corp.	2,900	85,783
	Step Co. Ltd.	1,700	22,529
	Sugimoto & Co. Ltd.	5,600	50,488
#	SUMCO Corp.	36,300	347,080
	Sumida Corp.	10,300	63,341
	Sumitomo Heavy Industries Ltd.	36,100	804,414

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	44,200	$112,345
	Sumitomo Osaka Cement Co. Ltd.	12,175	300,008
*	Sumitomo Pharma Co. Ltd.	33,100	113,546
	Sumitomo Riko Co. Ltd.	13,900	141,533
	Sumitomo Rubber Industries Ltd.	51,154	524,263
	Sumitomo Seika Chemicals Co. Ltd.	2,400	79,683
	Sumitomo Warehouse Co. Ltd.	12,200	213,471
	Sun Frontier Fudousan Co. Ltd.	9,500	112,784
	Suncall Corp.	1,000	2,602
	Sun-Wa Technos Corp.	3,300	46,589
	Suruga Bank Ltd.	61,100	435,171
	Suzuken Co. Ltd.	17,500	572,144
	Suzuki Co. Ltd.	4,300	53,002
	SWCC Corp.	3,500	122,742
	T Hasegawa Co. Ltd.	9,200	199,641
	T RAD Co. Ltd.	2,300	50,036
	Tachibana Eletech Co. Ltd.	4,500	74,277
	Tachi-S Co. Ltd.	8,200	94,672
	Tadano Ltd.	21,200	134,955
	Taihei Dengyo Kaisha Ltd.	4,000	134,506
	Taiheiyo Cement Corp.	29,400	640,487
	Taiheiyo Kouhatsu, Inc.	1,500	7,166
	Taiho Kogyo Co. Ltd..	6,400	25,532
	Taikisha Ltd.	7,000	222,672
	Taiko Bank Ltd.	1,500	13,232
	Taisei Lamick Co. Ltd.	2,400	40,596
	Taiyo Yuden Co. Ltd.	14,169	247,812
	Takamatsu Construction Group Co. Ltd.	4,700	91,046
	Takaoka Toko Co. Ltd.	3,700	47,160
	Takara & Co. Ltd.	3,300	57,942
	Takara Bio, Inc.	5,400	35,985
	Takara Holdings, Inc.	26,100	205,156
	Takara Standard Co. Ltd.	7,800	84,712
	Takasago International Corp.	4,300	145,858

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takashima & Co. Ltd.	6,000	$47,331
	Takashimaya Co. Ltd.	62,200	492,472
	Take & Give Needs Co. Ltd.	4,700	26,898
	TAKEBISHI Corp.	2,800	38,128
#	Taki Chemical Co. Ltd.	1,000	24,196
	Takuma Co. Ltd.	11,100	115,817
	Tamura Corp.	8,601	31,164
	Tanabe Engineering Corp.	1,300	13,030
	TASUKI Holdings, Inc.	3,600	16,266
	Tayca Corp.	5,500	58,897
	Technoflex Corp.	1,200	8,576
	Teijin Ltd.	20,300	181,772
	Tekken Corp.	3,000	46,932
	Tenma Corp.	3,400	65,038
	Tera Probe, Inc.	1,100	22,876
	Terasaki Electric Co. Ltd.	900	13,791
	TESEC Corp.	700	6,987
	Toa Corp. (1885 JP)	17,200	110,726
	TOA ROAD Corp.	17,000	140,264
	Toagosei Co. Ltd.	14,300	145,895
	TOBISHIMA HOLDINGS, Inc.	3,740	37,118
	Tochigi Bank Ltd.	24,700	41,768
	Toda Corp.	62,100	375,869
	Toenec Corp.	13,000	80,913
	Togami Electric Manufacturing Co. Ltd.	700	14,843
	Toho Acetylene Co. Ltd.	6,000	13,519
	Toho Bank Ltd.	53,600	91,952
	Toho Holdings Co. Ltd.	8,600	255,985
*	Toho Zinc Co. Ltd.	1,800	11,405
#	Tohoku Bank Ltd.	4,728	32,816
	Tokai Carbon Co. Ltd.	9,800	55,316
	Tokai Corp.	4,568	65,072
	Tokai Rika Co. Ltd.	16,900	238,940
	Tokai Tokyo Financial Holdings, Inc.	47,076	144,146
	Tokushu Tokai Paper Co. Ltd.	2,300	56,518
	Tokuyama Corp.	18,500	323,897
	Tokyo Energy & Systems, Inc.	3,090	22,884
#	Tokyo Keiki, Inc.	3,800	73,829
	Tokyo Kiraboshi Financial Group, Inc.	8,300	223,265

		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	4,600	$33,904
	Tokyo Sangyo Co. Ltd.	4,000	18,096
	Tokyo Steel Manufacturing Co. Ltd.	2,000	19,884
	Tokyo Tatemono Co. Ltd.	43,000	702,181
	Tokyo Tekko Co. Ltd.	700	24,613
	Tokyu Construction Co. Ltd.	15,200	68,699
	Tokyu Fudosan Holdings Corp.	103,300	644,634
	Toli Corp.	12,400	33,429
	Tomen Devices Corp.	1,400	56,875
	Tomoe Engineering Co. Ltd.	2,300	56,557
	Tomoku Co. Ltd.	3,200	48,471
	TOMONY Holdings, Inc.	53,500	138,527
	Tonami Holdings Co. Ltd.	1,600	61,501
	Topre Corp.	9,601	110,595
	Topy Industries Ltd.	1,800	22,810
	Torishima Pump Manufacturing Co. Ltd.	3,700	67,043
	Tosei Corp.	9,200	143,087
	Tosho Co. Ltd.	4,000	17,683
	Tosoh Corp.	61,200	760,447
	Totetsu Kogyo Co. Ltd.	5,700	122,790
	Towa Bank Ltd.	11,200	42,235
	Towa Pharmaceutical Co. Ltd.	8,500	174,195
	Toyo Construction Co. Ltd.	18,500	158,285
	Toyo Corp.	1,200	12,366
	Toyo Kanetsu KK	2,400	70,082
#	Toyo Machinery & Metal Co. Ltd.	5,300	21,075
	Toyo Seikan Group Holdings Ltd.	43,100	643,398
	Toyo Tanso Co. Ltd.	1,700	58,396
	Toyo Tire Corp.	32,200	456,849
	Toyobo Co. Ltd.	45,523	290,215
	Toyoda Gosei Co. Ltd.	20,300	344,903
	Toyota Boshoku Corp.	19,600	261,645
	Trancom Co. Ltd.	858	57,926
	TRE Holdings Corp.	12,600	147,777

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	10,600	$156,579
	Tsubaki Nakashima Co. Ltd.	8,300	37,390
	Tsubakimoto Chain Co.	22,500	283,299
	Tsubakimoto Kogyo Co. Ltd.	3,000	37,077
	Tsugami Corp.	12,900	119,496
	Tsukishima Holdings Co. Ltd.	5,300	47,564
#	Tsukuba Bank Ltd.	31,700	46,480
	Tsumura & Co.	7,000	228,790
	Tsuzuki Denki Co. Ltd.	4,100	66,805
	UACJ Corp.	10,800	355,479
	UBE Corp.	33,800	555,959
	Uchida Yoko Co. Ltd.	2,000	85,417
#	Ueki Corp.	1,000	9,857
	Union Tool Co.	3,300	154,309
	Unipres Corp.	18,000	130,835
#	United Super Markets Holdings, Inc.	12,200	66,807
*	Unitika Ltd.	10,000	19,123
#	Universal Entertainment Corp.	2,200	18,740
	Urbanet Corp. Co. Ltd.	7,300	18,166
	Ushio, Inc.	20,900	287,710
	V Technology Co. Ltd.	3,300	51,766
	Valor Holdings Co. Ltd.	16,700	230,102
	Vital KSK Holdings, Inc.	14,400	120,561
	VT Holdings Co. Ltd.	24,900	76,474
	Wacoal Holdings Corp.	9,100	283,314
	Wakachiku Construction Co. Ltd.	3,700	86,046
	Wakita & Co. Ltd.	12,600	129,873
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	48,492
	Wise Holdings Co. Ltd.	27,600	13,081
	World Co. Ltd.	7,600	95,405
	World Holdings Co. Ltd.	2,400	29,956
#*	W-Scope Corp.	5,600	13,005
	Xebio Holdings Co. Ltd.	9,902	74,849

	Shares	Value»
JAPAN — (Continued)
Yahagi Construction Co. Ltd.	7,300	$72,079
YAMABIKO Corp.	11,300	183,579
Yamada Holdings Co. Ltd.	87,400	250,969
Yamae Group Holdings Co. Ltd.	5,000	63,881
Yamagata Bank Ltd.	7,300	46,090
Yamaguchi Financial Group, Inc.	58,328	571,137
Yamaichi Electronics Co. Ltd.	5,600	93,556
Yamanashi Chuo Bank Ltd.	8,400	89,565
Yamashin-Filter Corp.	7,500	22,846
# Yamatane Corp.	2,300	49,296
Yamaya Corp.	1,800	33,858
Yamazen Corp.	14,700	127,690
Yashima Denki Co. Ltd.	2,600	29,223
Yellow Hat Ltd.	9,600	156,469
Yokogawa Bridge Holdings Corp.	9,000	164,236
Yokohama Rubber Co. Ltd.	40,300	826,075
Yokorei Co. Ltd.	14,900	90,123
Yokowo Co. Ltd.	5,200	51,862
Yondenko Corp.	9,000	74,966
Yondoshi Holdings, Inc.	2,800	33,834
Yorozu Corp.	5,700	43,868
Yotai Refractories Co. Ltd.	5,200	56,656
Yuasa Trading Co. Ltd.	5,700	173,295
Yurtec Corp.	11,800	113,947
Zacros Corp.	4,700	132,562
Zenrin Co. Ltd.	7,800	41,291
Zeon Corp.	35,400	329,593
Zojirushi Corp.	3,000	31,386

TOTAL JAPAN		112,322,471

KUWAIT — (0.1%)
A’ayan Leasing & Investment Co. KSCP	146,389	75,402
Agility Public Warehousing Co. KSC	354,634	287,776
Al Ahli Bank of Kuwait KSCP	52,684	48,095

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	4,075	$6,649
	Burgan Bank SAK	128,842	77,488
	Combined Group Contracting Co. SAK	17,776	36,655
	Gulf Bank KSCP	49,478	50,586
	Gulf Cables & Electrical Industries Group Co. KSCP	10,360	56,164
	Kuwait International Bank KSCP	271,539	168,770
	Mezzan Holding Co. KSCC	9,575	30,528
*	Warba Bank KSCP	277,535	172,511

TOTAL KUWAIT			1,010,624

MALAYSIA — (0.6%)
	Able Global Bhd	27,200	12,005
	Aeon Co. M Bhd	42,400	14,062
#	AFFIN Bank Bhd	94,041	64,417
	Ajinomoto Malaysia Bhd	3,900	13,057
	Alliance Bank Malaysia Bhd	141,500	141,717
	Allianz Malaysia Bhd	10,200	47,900
	AME Elite Consortium Bhd	23,900	8,654
	AMMB Holdings Bhd. (AMM MK)	286,600	332,724
	Bank Islam Malaysia Bhd	109,299	67,360
	Batu Kawan Bhd	15,700	71,281
#*	Berjaya Corp. Bhd	559,724	40,571
	Beshom Holdings Bhd	16,303	3,315
	CB Industrial Product Holding Bhd	30,900	9,012
*	Coastal Contracts Bhd	24,400	8,776
	Dayang Enterprise Holdings Bhd	159,940	77,537
	DRB-Hicom Bhd	174,900	41,710
	Duopharma Biotech Bhd	74,277	21,218
#*	Eastern & Oriental Bhd	157,000	30,946
	Eco World Development Group Bhd	128,100	51,773
*	Ekovest Bhd	342,300	26,316
#	FGV Holdings Bhd	88,200	22,495

		Shares	Value»
MALAYSIA — (Continued)
#	Formosa Prosonic Industries Bhd	22,200	$14,543
	Gamuda Bhd	19,865	38,565
#	Genting Bhd	254,300	228,451
#	Genting Malaysia Bhd	273,100	139,362
	Genting Plantations Bhd	40,500	48,842
	Guan Chong Bhd	16,400	10,035
#	Hiap Teck Venture Bhd	111,300	7,674
	Hibiscus Petroleum Bhd	92,680	42,345
	Hong Leong Industries Bhd	10,900	33,472
	IGB Bhd	77,974	46,925
	IJM Corp. Bhd	446,400	306,129
	IOI Properties Group Bhd	183,749	95,057
*	Iskandar Waterfront City Bhd	143,800	17,541
#*	JAKS Resources Bhd	146,300	4,123
#	Jaya Tiasa Holdings Bhd	64,000	18,071
	Kenanga Investment Bank Bhd	48,500	9,947
	Kerjaya Prospek Group Bhd	39,895	18,291
	Kretam Holdings Bhd	95,800	13,123
#*	KSL Holdings Bhd	31,100	12,570
	Lagenda Properties Bhd	36,600	11,107
	LBS Bina Group Bhd	94,400	11,968
	Lii Hen Industries Bhd	46,200	8,146
#*Ω	Lotte Chemical Titan Holding Bhd	92,900	19,916
	LPI Capital Bhd	4,500	13,861
#	Magnum Bhd	93,230	25,090
	Mah Sing Group Bhd	269,500	104,893
	Malayan Flour Mills Bhd	156,450	23,306
	Malaysia Airports Holdings Bhd	96,500	223,240
#	Malaysia Smelting Corp. Bhd	40,000	21,141
	Malaysian Resources Corp. Bhd	243,277	30,470
	Matrix Concepts Holdings Bhd	100,125	48,046
#	MBSB Bhd	394,884	66,327
	Mega First Corp. Bhd	82,000	76,912

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Mi Technovation Bhd	28,300	$12,164
#	MKH Bhd	42,400	11,474
#	MKH Oil Palm East Kalimantan Bhd	6,057	841
	MNRB Holdings Bhd	102,843	51,823
*	Muhibbah Engineering M Bhd	82,700	17,496
*††	Nylex Malaysia Bhd	1,285	26
	OCK Group Bhd	168,600	18,326
	Pantech Group Holdings Bhd	54,900	11,409
*	Sapura Energy Bhd	1,048,700	8,215
	Sarawak Oil Palms Bhd	68,077	49,097
	Scientex Bhd	103,400	104,563
	Sime Darby Bhd	185,900	98,037
	Sime Darby Property Bhd	422,900	136,179
	SKP Resources Bhd	173,700	41,236
	SP Setia Bhd. Group	277,400	88,547
#	Sports Toto Bhd	35,496	12,274
	Sunway Bhd	43,100	42,815
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	37,288
#	Ta Ann Holdings Bhd	39,440	38,463
	Thong Guan Industries Bhd	44,900	15,484
#*	Tropicana Corp. Bhd	116,928	34,289
#	TSH Resources Bhd	130,600	32,109
	UEM Sunrise Bhd	335,500	73,212
	Unisem M Bhd	12,800	8,782
	United Malacca Bhd	15,200	17,641
#	UOA Development Bhd	187,900	81,391
*	Uzma Bhd	62,900	11,633
	Velesto Energy Bhd	447,600	19,297
	VS Industry Bhd	372,500	82,125
*	WCT Holdings Bhd	143,200	29,352
	Yinson Holdings Bhd	191,126	117,838
	YTL Corp. Bhd	68,800	30,756

TOTAL MALAYSIA			4,230,517

MEXICO — (0.5%)
	Alfa SAB de CV, Class A	400,171	288,786
	Alpek SAB de CV	39,241	25,495
Ω	Banco del Bajio SA	79,104	175,409
	Bolsa Mexicana de Valores SAB de CV	34,000	55,564
	Cemex SAB de CV (CEMEXCPO MM)	33,134	17,370

		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	$845,468
*	Cia Minera Autlan SAB de CV, Class B	16,424	6,546
*	Controladora AXTEL SAB de CV	346,918	5,635
	El Puerto de Liverpool SAB de CV, Class C1	13,092	68,838
	GCC SAB de CV	14,107	115,700
	Genomma Lab Internacional SAB de CV, Class B	78,280	104,845
	Gentera SAB de CV	133,929	171,348
	Grupo Comercial Chedraui SA de CV	65,795	416,679
	Grupo Herdez SAB de CV	14,531	38,053
	Grupo Industrial Saltillo SAB de CV	37,531	32,149
#	Grupo Rotoplas SAB de CV	14,060	14,355
	Grupo Televisa SAB (TLEVICPO MM)	106,441	52,663
*	Industrias CH SAB de CV, Class B	34,322	314,772
*	Industrias Penoles SAB de CV	11,318	178,281
	La Comer SAB de CV	77,002	140,000
*	Minera Frisco SAB de CV, Class A1	5,645	1,100
*Ω	Nemak SAB de CV	233,939	24,786
#*	Ollamani SAB	7,281	12,372
	Operadora De Sites Mexicanos SAB de CV, Class A	63,964	56,645
#	Orbia Advance Corp. SAB de CV	75,641	69,292
	Organizacion Cultiba SAB de CV	58,298	29,922
	Organizacion Soriana SAB de CV, Class B	12,168	17,210
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	18,174	158,348

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,381	$29,450
	Regional SAB de CV	20,696	131,657
*	Vista Energy SAB de CV (VIST US), ADR	5,814	289,886
*	Vitro SAB de CV, Class A	19,893	8,749

TOTAL MEXICO			3,897,373

NETHERLANDS — (2.0%)
	Aalberts NV	16,429	592,845
Ω	ABN AMRO Bank NV	112,128	1,852,993
	Acomo NV	5,335	101,042
	Aegon Ltd. (AGN NA)	34,090	215,170
	AFC Ajax NV	763	8,250
	Allfunds Group PLC	57,686	352,842
	Aperam SA	16,434	447,298
	ASR Nederland NV	41,960	1,988,862
Ω	B&S Group SARL	5,237	26,458
#	Brunel International NV	1,977	19,127
	Corbion NV	1,521	38,136
	Flow Traders Ltd.	5,735	131,218
	ForFarmers NV	14,165	50,552
	Fugro NV	34,004	781,875
	HAL Trust	3,375	418,486
	JDE Peet’s NV	23,101	521,539
	Kendrion NV	2,542	30,027
	Koninklijke BAM Groep NV	82,068	378,777
	Koninklijke Heijmans NV, CVA	8,210	220,937
	Koninklijke Vopak NV	17,924	826,273
	NN Group NV	50,765	2,492,168
	Randstad NV	15,764	726,838
	SBM Offshore NV	48,024	879,067
Ω	Signify NV	22,534	551,737
	Sligro Food Group NV	2,681	33,461
	TKH Group NV, CVA	8,310	338,129
	Van Lanschot Kempen NV, CVA	10,130	463,023

TOTAL NETHERLANDS			14,487,130

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	143,309
#	Arvida Group Ltd.	132,780	134,916
	Chorus Ltd. (CNU NZ)	17,563	91,865

		Shares	Value»
NEW ZEALAND — (Continued)
	Comvita Ltd.	6,699	$4,575
*	Fletcher Building Ltd. (FBU NZ)	181,822	323,306
	Genesis Energy Ltd.	79,395	101,199
#	Heartland Group Holdings Ltd.	126,276	76,697
	NZME Ltd. (NZM AU)	28,793	18,488
*	Oceania Healthcare Ltd.	154,673	71,939
*	Ryman Healthcare Ltd.	77,679	229,962
	Sanford Ltd.	17,604	39,977
	SKY Network Television Ltd.	32,394	53,015
	SKYCITY Entertainment Group Ltd.	161,662	132,351
	Steel & Tube Holdings Ltd.	30,627	16,644
	Summerset Group Holdings Ltd.	36,593	270,219
#	TOWER Ltd.	2,484	1,999

TOTAL NEW ZEALAND			1,710,461

NORWAY — (0.6%)
*	Akastor ASA	37,863	44,419
	Aker Solutions ASA	41,151	194,987
	AMSC ASA	14,100	36,765
*	Archer Ltd.	6,078	13,068
	Austevoll Seafood ASA	22,375	194,196
#Ω	Avance Gas Holding Ltd.	5,803	54,650
	Belships ASA	25,709	41,509
#*	Bluenord ASA	2,189	106,726
	Bonheur ASA	3,074	77,480
#	Borr Drilling Ltd.	22,210	92,888
Ω	BW LPG Ltd.	24,501	315,994
	BW Offshore Ltd.	27,830	75,625
*	Cadeler AS (CADLR NO)	611	4,105
*	Cloudberry Clean Energy ASA	40,226	44,267
	DNO ASA	122,377	119,932
*	DOF Group ASA	1,324	10,571
*Ω	Elkem ASA	50,635	82,781
#	FLEX LNG Ltd. (FLNG NO)	4,605	113,149
*	FLEX LNG Ltd. (FLNG US)	1,128	27,636
	Golden Ocean Group Ltd.	11,495	124,344
*	Hexagon Composites ASA	18,507	72,829

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Hoegh Autoliners ASA	23,677	$249,182
Ω	Klaveness Combination Carriers ASA	5,622	43,484
*	Kongsberg Automotive ASA	156,129	19,948
	Leroy Seafood Group ASA	39,519	182,123
*	LINK Mobility Group Holding ASA	69,094	166,189
	MPC Container Ships ASA	42,453	83,672
Ω	Norske Skog ASA	18,057	37,181
	Odfjell Drilling Ltd.	30,393	140,010
	Odfjell SE, Class A	8,358	94,963
	Odfjell Technology Ltd.	4,141	18,864
*	OKEA ASA	13,390	27,905
Ω	Okeanis Eco Tankers Corp.	158	4,187
	Panoro Energy ASA	18,567	45,069
	Pareto Bank ASA	8,957	52,821
	Pexip Holding ASA	15,497	60,284
	Rogaland Sparebank	3,712	40,645
*Ω	Scatec ASA	27,302	198,927
*	Sea1 offshore, Inc.	8,429	21,042
	Selvaag Bolig ASA	9,155	27,364
#*Ω	Shelf Drilling Ltd.	45,698	63,280
#	Solstad Maritime Holding AS	11,109	21,208
	Sparebank 1 Oestlandet	7,902	113,090
	SpareBank 1 Sor-Norge ASA	8,113	107,508
	Sparebanken More	9,555	77,151
	Stolt-Nielsen Ltd.	6,022	172,109
	TGS ASA	40,806	370,233
	Wilh Wilhelmsen Holding ASA, Class A	1,343	50,006
	Wilh Wilhelmsen Holding ASA, Class B	377	13,414

TOTAL NORWAY			4,349,780

PHILIPPINES — (0.1%)
*	8990 Holdings, Inc.	158,000	23,361
	Alliance Global Group, Inc.	170,000	26,959
*	Atlas Consolidated Mining & Development Corp.	95,100	7,845

		Shares	Value»
PHILIPPINES — (Continued)
*	Bloomberry Resorts Corp.	180,500	$23,874
	China Banking Corp.	134,000	134,809
*	Converge Information & Communications Technology Solutions, Inc.	98,600	27,227
	DMCI Holdings, Inc.	178,300	34,289
*	DoubleDragon Corp.	56,800	10,203
	Filinvest Land, Inc.	625,000	8,596
	First Philippine Holdings Corp.	35,390	36,928
	Globe Telecom, Inc.	1,075	39,667
	GT Capital Holdings, Inc.	12,545	154,995
	JG Summit Holdings, Inc.	271,300	113,275
	LT Group, Inc.	216,500	38,325
	Megaworld Corp.	1,007,000	39,956
	Metropolitan Bank & Trust Co.	25,710	33,511
	Petron Corp.	425,100	18,456
	Philcomsat Holdings Corp.	10,942	20,142
*††	Phoenix Petroleum Philippines, Inc.	68,700	3,700
	Puregold Price Club, Inc.	114,200	63,969
	RFM Corp.	131,000	9,040
	Rizal Commercial Banking Corp.	59,520	27,520
	Robinsons Land Corp.	155,731	41,129
	Robinsons Retail Holdings, Inc.	16,900	11,342
	San Miguel Corp.	15,320	23,388
	Security Bank Corp.	19,090	30,227
	Semirara Mining & Power Corp.	49,100	27,428
*	Top Frontier Investment Holdings, Inc.	3,550	3,961
	Universal Robina Corp.	13,680	22,946

TOTAL PHILIPPINES			1,057,068

POLAND — (0.3%)
	AB SA	2,231	50,743
	Alior Bank SA	15,375	335,971
#	Amica SA	1,011	14,636
	Arctic Paper SA	3,286	14,290
	ASBISc Enterprises PLC	6,848	31,127

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	6,916	$155,143
	Bank Handlowy w Warszawie SA	4,848	109,049
*	Bank Millennium SA	30,021	62,515
*	Bank Ochrony Srodowiska SA	9,806	26,916
*	Cognor Holding SA	27,036	41,971
*	Cyfrowy Polsat SA	22,746	71,933
	Develia SA	100,947	142,385
	Echo Investment SA	21,847	24,039
*	Enea SA	47,976	133,533
*	Fabryki Mebli Forte SA	2,722	14,111
*	Grenevia SA	55,757	26,230
*	Grupa Azoty SA	6,016	31,113
	Inter Cars SA	809	95,390
	Lubelski Wegiel Bogdanka SA	3,428	18,353
	Mirbud SA	6,182	17,074
*	Pepco Group NV	12,466	53,350
*	PGE Polska Grupa Energetyczna SA	108,002	186,714
*	PKP Cargo SA	2,992	12,266
*	Tauron Polska Energia SA	191,826	177,389
	Torpol SA	2,282	17,537
	VRG SA	30,608	24,778
	Warsaw Stock Exchange	2,325	24,679
	Wawel SA	24	3,654

TOTAL POLAND			1,916,889

PORTUGAL — (0.4%)
	Altri SGPS SA	21,181	114,543
	Banco Comercial Portugues SA, Class R	2,391,538	1,206,405
	Corticeira Amorim SGPS SA	13,691	125,016
	CTT-Correios de Portugal SA	8,752	40,720
	EDP Renovaveis SA	362	4,906
	Galp Energia SGPS SA	16,728	285,913
	Ibersol SGPS SA	4,207	33,602
	Navigator Co. SA	59,410	229,161
	NOS SGPS SA	45,734	174,946
	Semapa-Sociedade de Investimento e Gestao	3,214	51,774
	Sonae SGPS SA	282,551	279,218

TOTAL PORTUGAL			2,546,204

		Shares	Value»
QATAR — (0.3%)
*	Aamal Co.	303,573	$73,098
	Al Khaleej Takaful Group QSC	19,241	12,105
	Baladna	116,412	43,328
	Barwa Real Estate Co.	529,978	415,267
	Commercial Bank PSQC	139,112	162,369
	Doha Bank QPSC	508,944	250,578
	Doha Insurance Co. QSC	77,894	55,046
	Gulf International Services QSC	79,510	69,203
	Gulf Warehousing Co.	88,650	79,644
*	Lesha Bank LLC	82,242	31,125
	Mazaya Real Estate Development QPSC	132,516	22,661
	Medicare Group	23,273	30,527
	Qatar Aluminum Manufacturing Co.	65,130	22,940
	Qatar Industrial Manufacturing Co. QSC	45,582	31,875
	Qatar Insurance Co. SAQ	218,969	130,311
	Qatar National Cement Co. QSC	53,035	53,536
	Salam International Investment Ltd. QSC	386,377	73,992
	United Development Co. QSC	778,832	244,383

TOTAL QATAR			1,801,988

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0

SAUDI ARABIA — (1.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	40,855	30,994
*	Advanced Petrochemical Co.	15,624	151,199

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Babtain Power & Telecommunication Co.	12,025	$142,939
	Al Hammadi Holding	7,000	74,261
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,960	62,165
	Al Jouf Agricultural Development Co.	1,477	26,803
*	Al Jouf Cement Co.	19,081	51,422
*	Al Khaleej Training & Education Co.	6,855	49,045
*	Al Yamamah Steel Industries Co.	2,314	20,495
	Alaseel Co.	16,438	21,408
	Al-Etihad Cooperative Insurance Co.	6,087	34,279
*	AlJazira Takaful Ta’awuni Co.	10,659	46,616
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	20,323
*	Alujain Corp.	3,985	42,809
*	Anaam International Holding Group Co.	45,561	15,131
	Arab National Bank	67,485	339,399
*	Arabia Insurance Cooperative Co.	5,527	18,547
	Arabian Cement Co.	5,349	35,843
	Arabian Drilling Co.	357	10,442
*	Arabian Shield Cooperative Insurance Co.	4,080	20,812
	Arriyadh Development Co.	13,704	109,587
*	ARTEX Industrial Investment Co.	8,897	37,544
	Ataa Educational Co.	1,290	26,376
*	Bank Al-Jazira	93,577	408,511
	Banque Saudi Fransi	6,665	55,191
*	Basic Chemical Industries Ltd.	3,965	31,859
*	Batic Investments & Logistic Co.	36,189	37,631
	Bawan Co.	2,144	25,377
*	Chubb Arabia Cooperative Insurance Co.	4,595	61,043
	City Cement Co.	14,087	65,725
	Co. for Cooperative Insurance	3,854	143,753
*	Dar Al Arkan Real Estate Development Co.	166,461	737,057

		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	4,731	$43,706
*	Emaar Economic City	21,623	49,392
	Etihad Etisalat Co.	47,696	656,705
*	Fitaihi Holding Group	15,542	16,655
	Gulf Insurance Group	6,993	57,233
*	Herfy Food Services Co.	2,489	16,140
*	Jazan Development & Investment Co.	4,975	18,008
	L’Azurde Co. for Jewelry	8,557	31,045
*	Malath Cooperative Insurance Co.	2,553	10,132
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	61,054
*	Middle East Healthcare Co.	1,322	25,378
*	Middle East Paper Co.	3,374	35,778
*	Middle East Specialized Cables Co.	6,218	64,968
	Mobile Telecommunications Co. Saudi Arabia	82,390	231,508
*	Najran Cement Co.	24,476	59,650
*	National Agriculture Development Co.	15,118	106,524
	National Co. for Glass Industries	5,492	79,583
*	National Gypsum	4,691	28,373
*	National Industrialization Co., Class C	4,675	13,275
	Northern Region Cement Co.	35,051	83,749
	Qassim Cement Co.	5,254	73,117
*	Rabigh Refining & Petrochemical Co.	48,507	105,212
	Sahara International Petrochemical Co.	42,525	297,357
*	Saudi Arabian Cooperative Insurance Co.	5,776	23,829
	Saudi Aramco Base Oil Co.	5,015	156,079
	Saudi Automotive Services Co.	2,062	44,365
	Saudi Cement Co.	7,552	80,759
*	Saudi Ceramic Co.	7,838	67,847

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	136,990	$423,924
*	Saudi Ground Services Co.	7,405	104,200
	Saudi Industrial Investment Group	8,017	37,980
	Saudi Investment Bank	59,760	209,468
*	Saudi Kayan Petrochemical Co.	92,582	191,403
*	Saudi Marketing Co.	7,095	42,014
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	75,354
*	Saudi Printing & Packaging Co., Class C	7,870	28,360
*	Saudi Public Transport Co.	15,796	92,536
*	Saudi Reinsurance Co.	14,082	138,999
	Saudi Steel Pipe Co.	2,289	43,328
*	Savola Group	55,405	379,232
*	Seera Group Holding	45,531	277,777
*	Sinad Holding Co.	15,976	60,713
	Southern Province Cement Co.	3,131	27,581
	Sustained Infrastructure Holding Co.	13,171	105,833
	Tabuk Cement Co.	16,107	52,933
	Taiba Investments Co.	2,904	34,850
	Tanmiah Food Co.	688	24,827
*	Umm Al-Qura Cement Co.	8,146	37,924
	United International Transportation Co.	7,431	170,216
	United Wire Factories Co.	1,607	13,226
*	Walaa Cooperative Insurance Co.	7,933	46,668
	Yamama Cement Co.	27,139	231,036
	Yanbu Cement Co.	20,195	123,724
	Zahrat Al Waha For Trading Co., Class C	2,122	19,126

TOTAL SAUDI ARABIA			8,485,239

SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	49,600	48,358
*	Avarga Ltd.	100,900	15,351
	BRC Asia Ltd.	17,700	31,442

		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates Ltd.	45,200	$123,703
	China Aviation Oil Singapore Corp. Ltd.	94,800	65,176
	City Developments Ltd.	22,800	89,358
	Civmec Australia Ltd.	27,600	23,560
*	COSCO Shipping International Singapore Co. Ltd.	195,200	20,299
	CSE Global Ltd.	147,098	47,679
	Delfi Ltd.	26,800	17,701
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	50,288
	First Resources Ltd.	123,200	135,672
	Frasers Property Ltd.	71,200	47,672
	Frencken Group Ltd.	48,000	41,718
*	Fu Yu Corp. Ltd.	116,400	11,642
	Genting Singapore Ltd.	362,100	228,053
	Geo Energy Resources Ltd.	59,900	12,227
	Golden Agri-Resources Ltd.	1,767,100	387,879
	GuocoLand Ltd.	68,600	82,027
	Hafnia Ltd.	1,189	6,998
	Ho Bee Land Ltd.	50,700	74,531
	Hong Fok Corp. Ltd.	106,790	67,889
	Hong Leong Asia Ltd.	61,800	40,899
	Hongkong Land Holdings Ltd.	221,900	951,416
	Hotel Grand Central Ltd.	35,281	19,183
	Hutchison Port Holdings Trust	884,000	138,480
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,802
	ISDN Holdings Ltd.	969	218
	Mandarin Oriental International Ltd.	67,600	119,147
	Marco Polo Marine Ltd.	1,031,800	43,516
*	Mermaid Maritime PCL	51,800	5,913
	Mewah International, Inc.	86,100	17,912
*††	Midas Holdings Ltd.	343,400	0
#	Nanofilm Technologies International Ltd.	51,300	31,436
	Netlink NBN Trust	582,300	393,749

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Olam Group Ltd.	102,020	$82,294
	OUE Ltd.	54,100	42,450
*	Oxley Holdings Ltd.	261,197	15,724
	QAF Ltd.	53,800	34,012
*	Rex International Holding Ltd.	130,100	10,922
*	Seatrium Ltd.	14,800	21,096
	SIA Engineering Co. Ltd.	7,300	13,345
	Singapore Land Group Ltd.	50,200	67,177
	Straits Trading Co. Ltd.	21,500	23,349
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	10,426
	Tiong Woon Corp. Holding Ltd.	30,600	12,171
	Tuan Sing Holdings Ltd.	218,027	40,956
#	UOB-Kay Hian Holdings Ltd.	104,602	124,348
	UOL Group Ltd.	99,200	400,837
	Venture Corp. Ltd.	43,100	432,285
	Wee Hur Holdings Ltd.	60,800	19,130
	Wing Tai Holdings Ltd.	107,000	108,377

TOTAL SINGAPORE			4,863,793

SOUTH AFRICA — (0.9%)
	Adcock Ingram Holdings Ltd.	11,334	44,461
	AECI Ltd.	21,022	115,114
	African Rainbow Minerals Ltd.	20,343	204,825
	Alexander Forbes Group Holdings Ltd.	344	141
	Altron Ltd., Class A	34,495	36,229
	Aspen Pharmacare Holdings Ltd.	32,388	329,031
*	Astral Foods Ltd.	1,844	18,093
	Barloworld Ltd.	34,363	161,843
	Curro Holdings Ltd.	22,467	16,236
	DataTec Ltd.	69,667	159,341
	Foschini Group Ltd.	53,808	470,016
	Grindrod Ltd.	132,590	106,060
	Harmony Gold Mining Co. Ltd. (HAR SJ)	5,377	58,337
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	75,442	817,791

		Shares	Value»
SOUTH AFRICA — (Continued)
	Hudaco Industries Ltd.	3,075	$35,134
*	Impala Platinum Holdings Ltd.	1,111	7,333
	Invicta Holdings Ltd.	8,097	15,409
*	KAP Ltd.	422,815	78,973
	Lewis Group Ltd.	12,017	48,611
	Life Healthcare Group Holdings Ltd.	108,642	98,525
	Merafe Resources Ltd.	340,993	27,884
	Momentum Group Ltd.	241,665	394,204
	Motus Holdings Ltd.	30,123	201,719
	Mpact Ltd.	23,171	38,592
	Netcare Ltd.	133,954	112,675
	Northam Platinum Holdings Ltd.	37,759	279,359
	Oceana Group Ltd.	15,360	59,329
	Old Mutual Ltd. (OMU SJ)	968,120	668,293
	Omnia Holdings Ltd.	31,449	120,005
Ω	Pepkor Holdings Ltd.	262,613	340,891
	PPC Ltd.	380,330	84,849
	Raubex Group Ltd.	28,364	77,124
*	RCL Foods Ltd.	33,526	17,319
	Reunert Ltd.	26,008	118,830
	Sappi Ltd.	115,181	309,884
	Sasol Ltd. (SOL SJ)	70,569	396,634
#	Sibanye Stillwater Ltd. (SBSW US), ADR	35,750	166,953
*	Sibanye Stillwater Ltd. (SSW SJ)	87,257	101,728
	Southern Sun Ltd.	161,714	76,766
*	SPAR Group Ltd.	2,912	21,022
	Super Group Ltd.	32,705	41,667
*	Telkom SA SOC Ltd.	62,873	96,985
	Thungela Resources Ltd. (TGA SJ)	21,119	152,319
#*	Transaction Capital Ltd.	105,237	17,278
*	We Buy Cars Pty. Ltd.	34,389	70,516

TOTAL SOUTH AFRICA			6,814,328

SOUTH KOREA — (2.8%)
	Advanced Process Systems Corp.	1,767	22,581
	Aekyung Chemical Co. Ltd.	4,922	37,068
	Aekyung Industrial Co. Ltd.	869	9,985
*	Air Busan Co. Ltd.	7,825	13,479
	AJ Networks Co. Ltd.	5,387	18,967

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	AK Holdings, Inc.	849	$7,667
*	Amotech Co. Ltd.	315	899
*	Ananti, Inc.	9,044	33,377
	Asia Cement Co. Ltd.	3,780	29,312
	ASIA Holdings Co. Ltd.	317	58,086
	Asia Paper Manufacturing Co. Ltd.	5,170	30,294
	Avaco Co. Ltd.	2,188	24,636
	Avatec Co. Ltd.	1,523	12,350
	Baiksan Co. Ltd.	1,801	17,062
	BGFecomaterials Co. Ltd.	4,228	10,325
*	Binex Co. Ltd.	2,177	31,774
	Binggrae Co. Ltd.	782	35,599
	BIT Computer Co. Ltd.	4,816	17,103
*	BNC Korea Co. Ltd.	5,034	17,432
	BNK Financial Group, Inc.	48,165	328,439
	Bookook Securities Co. Ltd.	475	9,620
	Boryung	6,086	48,838
	BYC Co. Ltd.	480	11,276
	Byucksan Corp.	5,851	8,419
	C&G Hi Tech Co. Ltd.	987	8,906
*	Cafe24 Corp.	1,506	26,020
	Cheil Worldwide, Inc.	8,716	116,241
*	ChinHung International, Inc.	10,381	5,594
*	Choil Aluminum Co. Ltd.	15,105	17,968
	Chong Kun Dang Pharmaceutical Corp.	377	27,943
*††	Chorokbaem Media Co. Ltd.	3,908	2,869
*	CJ CGV Co. Ltd.	14,521	59,030
	CJ CheilJedang Corp.	1,584	313,406
	CJ Corp.	2,180	161,617
*	CJ ENM Co. Ltd.	2,415	109,747
	CJ Freshway Corp.	1,793	22,945
	CJ Logistics Corp.	1,398	88,634
*	CJ Seafood Corp.	2,153	4,952
*	CMG Pharmaceutical Co. Ltd.	13,602	20,519
*	Com2uS Holdings Corp.	534	9,008
*	Cosmecca Korea Co. Ltd.	429	24,463
	Coway Co. Ltd.	8,915	407,300
	COWELL FASHION Co. Ltd.	2,722	4,467

		Shares	Value»
SOUTH KOREA — (Continued)
	Cowintech Co. Ltd.	1,087	$10,849
	Cuckoo Homesys Co. Ltd.	1,161	18,648
	D.I Corp.	2,380	31,001
	Dae Won Kang Up Co. Ltd.	8,504	24,257
*	Daea TI Co. Ltd.	5,763	11,092
*	Daechang Co. Ltd.	18,702	16,784
	Daedong Corp.	2,582	15,457
	Daeduck Electronics Co. Ltd.	6,699	82,332
	Daehan New Pharm Co. Ltd.	2,847	16,011
*	Dae-Il Corp.	6,373	16,818
	Daesang Corp.	3,347	49,829
	Daesang Holdings Co. Ltd.	3,109	19,711
*	Daesung Industrial Co. Ltd.	3,004	7,494
	Daewon Pharmaceutical Co. Ltd.	3,345	34,655
*	Daewoo Engineering & Construction Co. Ltd.	28,171	71,832
	Daewoong Co. Ltd.	2,067	38,744
	Daewoong Pharmaceutical Co. Ltd.	285	32,698
	Daishin Securities Co. Ltd.	6,759	84,033
*	Danal Co. Ltd.	10,507	23,894
	Daol Investment & Securities Co. Ltd.	7,941	16,070
	DB Financial Investment Co. Ltd.	6,876	26,873
	DB HiTek Co. Ltd.	7,004	194,933
	DB Insurance Co. Ltd.	8,867	698,889
	DGB Financial Group, Inc.	18,928	111,685
	DI Dong Il Corp.	2,531	70,626
	Digital Daesung Co. Ltd.	2,887	15,432
*	DIO Corp.	1,572	18,957
*	DK Tech Co. Ltd.	3,048	18,061
	DL Holdings Co. Ltd.	2,393	70,827
	DN Automotive Corp.	2,365	32,880
	DNF Co. Ltd.	2,385	18,015
	Dohwa Engineering Co. Ltd.	3,357	16,180
	Dong-A Socio Holdings Co. Ltd.	815	73,208
	Dong-A ST Co. Ltd.	1,001	55,386

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	1,332	$12,534
	Dongbang Transport Logistics Co. Ltd.	12,138	20,141
	DongKook Pharmaceutical Co. Ltd.	5,523	71,667
	Dongkuk Holdings Co. Ltd.	4,364	24,845
	Dongkuk Industries Co. Ltd.	6,108	29,651
	Dongkuk Steel Mill Co. Ltd.	7,529	47,442
	Dongsuh Cos., Inc.	4,204	80,859
	Dongsung Chemical Co. Ltd.	6,360	19,800
*	Dongwha Enterprise Co. Ltd.	2,456	19,356
	Dongwha Pharm Co. Ltd.	3,460	18,800
	Dongwon F&B Co. Ltd.	1,387	31,810
	Dongwon Systems Corp.	342	12,490
	Doosan Bobcat, Inc.	8,996	242,219
	Doosan Co. Ltd.	263	37,632
	Doosan Tesna, Inc.	1,849	39,567
	Dreamtech Co. Ltd.	6,484	39,447
*	Duksan Hi-Metal Co. Ltd.	3,299	10,898
*	Duksan Techopia Co. Ltd.	716	19,371
	Duksung Co. Ltd.	3,494	16,728
	DY POWER Corp.	1,556	13,799
	Easy Holdings Co. Ltd.	12,035	22,580
*	Echo Marketing, Inc.	1,539	11,706
	Ecoplastic Corp.	7,240	14,712
	E-MART, Inc.	3,621	170,422
	ENF Technology Co. Ltd.	2,160	25,000
	Eugene Investment & Securities Co. Ltd.	15,514	44,200
*	Exem Co. Ltd.	7,324	9,091
	F&F Holdings Co. Ltd.	817	7,973
	Fila Holdings Corp.	3,607	104,104
	Galaxia Moneytree Co. Ltd.	2,769	16,946
	GC Cell Corp.	1,719	43,165
	Global Standard Technology Co. Ltd.	1,282	14,041

		Shares	Value»
SOUTH KOREA — (Continued)
*	GnBS eco Co. Ltd.	4,039	$9,501
	GnCenergy Co. Ltd.	3,838	13,981
	GOLFZON Co. Ltd.	834	38,960
	Green Chemical Co. Ltd.	1,815	7,473
	Green Cross Corp.	269	31,531
	Green Cross Holdings Corp.	3,265	38,670
*	GS Engineering & Construction Corp.	13,682	175,664
	GS Global Corp.	14,500	32,624
	GS Holdings Corp. (078930 KS)	8,731	260,062
	GS Retail Co. Ltd.	6,006	94,035
	HAESUNG DS Co. Ltd.	1,076	20,577
	Han Kuk Carbon Co. Ltd.	5,432	42,570
	Hancom, Inc.	2,875	39,179
	Handok, Inc.	1,899	19,023
	Handsome Co. Ltd.	912	10,258
	Hanil Cement Co. Ltd.	3,382	34,610
	Hanil Hyundai Cement Co. Ltd.	847	8,437
	Hanjin Transportation Co. Ltd.	1,377	19,063
	HanmiGlobal Co. Ltd.	1,348	14,168
	Hannong Chemicals, Inc.	950	11,849
	Hanon Systems	21,138	60,358
	Hansae Co. Ltd.	3,681	40,851
*	Hansol IONES Co. Ltd.	1,526	7,406
	Hansol Paper Co. Ltd.	2,899	19,645
	Hanwha Corp.	6,434	130,100
*	Hanwha Galleria Corp.	19,204	17,764
	Hanwha General Insurance Co. Ltd.	12,669	43,784
*	Hanwha Investment & Securities Co. Ltd.	30,496	78,027
	Hanwha Life Insurance Co. Ltd.	58,545	124,909
*	Hanyang Digitech Co. Ltd.	960	8,212
	Hanyang Securities Co. Ltd.	2,469	22,036
	Harim Co. Ltd.	8,073	16,760
	Harim Holdings Co. Ltd.	5,652	22,013
	HB SOLUTION Co. Ltd.	4,139	11,060

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	6,555	$378,215
	HD Hyundai Construction Equipment Co. Ltd.	2,387	88,611
*	HD Hyundai Energy Solutions Co. Ltd.	1,512	25,012
	HD Hyundai Infracore Co. Ltd.	23,557	112,746
	HDC Holdings Co. Ltd.	3,891	31,639
	HDC Hyundai Development Co-Engineering & Construction, Class E	5,469	78,395
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	7,788
*	HD-Hyundai Marine Engine	2,969	40,899
	Heerim Architects & Planners	1,824	6,230
	Hite Jinro Co. Ltd.	5,909	90,602
*	HJ Shipbuilding & Construction Co. Ltd.	2,272	3,756
	HK inno N Corp.	1,844	65,943
	HL Holdings Corp.	787	19,883
	HL Mando Co. Ltd.	5,373	140,355
*	Home Center Holdings Co. Ltd.	14,297	8,389
*	HS Hyosung Corp.	139	4,014
	HS Industries Co. Ltd.	7,829	24,115
	Huons Co. Ltd.	918	18,174
	Huvitz Co. Ltd.	1,199	7,798
	Hwa Shin Co. Ltd.	3,952	24,967
	Hwaseung Enterprise Co. Ltd.	3,601	23,901
	Hyosung Corp.	1,580	56,821
	Hyosung Heavy Industries Corp.	158	45,441
	Hyosung TNC Corp.	447	99,472
	Hyundai Bioland Co. Ltd.	2,562	9,497
*	Hyundai BNG Steel Co. Ltd.	2,003	19,182
	Hyundai Department Store Co. Ltd.	2,552	86,760
	Hyundai Elevator Co. Ltd.	1,471	50,284
	HYUNDAI EVERDIGM Corp.	3,603	22,643

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Ezwel Co. Ltd.	2,072	$8,375
	Hyundai Glovis Co. Ltd.	5,334	469,297
	Hyundai Green Food	3,218	27,142
	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	245,660
	Hyundai Motor Securities Co. Ltd.	4,374	27,747
	Hyundai Pharmaceutical Co. Ltd.	3,392	9,510
	Hyundai Steel Co.	10,883	198,931
	Hyundai Wia Corp.	1,615	48,508
	HyVision System, Inc.	2,537	31,521
	Iljin Electric Co. Ltd.	2,479	44,239
	Iljin Holdings Co. Ltd.	6,410	18,468
	Ilyang Pharmaceutical Co. Ltd.	1,233	11,254
	InBody Co. Ltd.	2,711	47,780
	Incross Co. Ltd.	1,224	6,552
	Innocean Worldwide, Inc.	2,411	34,513
	Innox Advanced Materials Co. Ltd.	1,882	33,270
*	Interflex Co. Ltd.	2,428	17,752
	Inzi Controls Co. Ltd.	1,401	6,483
	IS Dongseo Co. Ltd.	1,331	19,370
*	ITEK, Inc.	2,437	9,767
	JB Financial Group Co. Ltd.	21,369	277,222
	Jinsung T.E.C	2,323	14,376
	JLS Co. Ltd.	1,761	8,415
*	JoyCity Corp.	6,422	7,509
	JW Life Science Corp.	891	7,038
	K Ensol Co. Ltd.	1,551	17,458
*	Kakao Games Corp.	6,403	81,855
*††	Kanglim Co. Ltd.	636	2,613
	Kangnam Jevisco Co. Ltd.	1,043	18,850
	KC Tech Co. Ltd.	793	20,403
	KCC Glass Corp.	2,300	65,242
	KCTC	3,235	10,550
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	72,924
	KG Chemical Corp.	10,995	31,483
	KG Dongbusteel	4,741	23,372
*††	KG Mobility Co.	9,250	30,065
	KH Vatec Co. Ltd.	2,368	15,792
	KISWIRE Ltd.	2,316	32,175
	KIWOOM Securities Co. Ltd.	2,898	280,658

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	1,946	$19,890
	Kolmar Korea Co. Ltd.	692	35,186
	Kolon Industries, Inc.	3,281	76,912
*	Korea Circuit Co. Ltd.	2,209	15,966
	Korea Electric Terminal Co. Ltd.	1,169	64,478
	Korea Export Packaging Industrial Co. Ltd.	6,450	12,291
	Korea Fuel-Tech Corp.	5,029	18,264
*	Korea Information & Communications Co. Ltd.	4,185	24,460
	Korea Information Certificate Authority, Inc.	4,422	12,920
	Korea Investment Holdings Co. Ltd.	6,779	376,227
*	Korea Line Corp.	12,430	16,259
	Korea Movenex Co. Ltd.	7,905	20,467
	Korea Parts & Fasteners Co. Ltd.	2,367	6,904
	Korea Petrochemical Ind Co. Ltd.	588	45,713
	Korea Petroleum Industries Co.	1,527	17,653
	Korea United Pharm, Inc.	1,035	15,539
	Korean Air Lines Co. Ltd.	26,184	451,984
	Korean Reinsurance Co.	20,270	138,228
	KSS LINE Ltd.	4,280	29,820
	KT Skylife Co. Ltd.	6,256	22,742
	KTCS Corp.	8,880	18,299
	Kukdong Oil & Chemicals Co. Ltd.	7,243	19,560
	Kumho Petrochemical Co. Ltd.	3,102	319,428
*	Kumho Tire Co., Inc.	21,150	67,798
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	23,719
	Kwang Myung Electric Co. Ltd.	6,436	6,362
	Kyung Dong Navien Co. Ltd.	642	40,198
*	LabGenomics Co. Ltd.	8,340	20,804

		Shares	Value»
SOUTH KOREA — (Continued)
	Lee Ku Industrial Co. Ltd.	5,991	$19,163
*	LG Display Co. Ltd. (034220 KS)	55,045	420,442
	LG HelloVision Co. Ltd.	5,198	9,810
	LG Innotek Co. Ltd.	2,048	259,974
	LG Uplus Corp.	33,320	241,495
	Lotte Chilsung Beverage Co. Ltd.	468	41,355
	Lotte Corp.	4,691	81,136
*	Lotte Data Communication Co.	525	8,596
	Lotte Energy Materials Corp.	3,044	82,617
	LOTTE Himart Co. Ltd.	1,050	6,075
*	Lotte Non-Life Insurance Co. Ltd.	17,130	28,063
	Lotte Rental Co. Ltd.	1,258	26,196
	Lotte Shopping Co. Ltd.	2,150	102,443
	Lotte Wellfood Co. Ltd.	414	39,116
	LS Corp.	3,658	274,811
	LS Electric Co. Ltd.	281	29,450
*	LVMC Holdings	16,746	26,425
	LX Hausys Ltd.	953	27,248
	LX International Corp.	6,246	137,158
	LX Semicon Co. Ltd.	1,646	72,715
	Macrogen, Inc.	1,249	15,948
	Maeil Dairies Co. Ltd.	326	9,064
	Mcnex Co. Ltd.	342	4,275
	MegaStudyEdu Co. Ltd.	1,174	36,524
	META BIOMED Co. Ltd.	6,382	19,039
*	Mirae Asset Life Insurance Co. Ltd.	13,834	52,415
	Mirae Asset Securities Co. Ltd.	11,246	73,324
	Miwon Holdings Co. Ltd.	98	5,675
*	MNTech Co. Ltd.	3,987	29,168
*	Mobase Electronics Co. Ltd.	5,612	7,195
*	MONAYONGPYONG	3,397	9,234
	Motrex Co. Ltd.	4,326	31,159
	MS Autotech Co. Ltd.	5,868	13,126
	Multicampus Co. Ltd.	168	3,590
	Myoung Shin Industrial Co. Ltd.	4,495	43,787
	Namhae Chemical Corp.	2,788	13,153

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Namuga Co. Ltd.	1,187	$10,428
	Namyang Dairy Products Co. Ltd.	66	32,976
*	Nature & Environment Co. Ltd.	33,861	14,640
	Nature Holdings Co. Ltd.	1,365	9,792
	Neowiz	1,377	20,702
*	Neptune Co.	2,520	9,423
	New Power Plasma Co. Ltd.	7,873	27,539
	Nexen Tire Corp.	7,429	36,213
	NH Investment & Securities Co. Ltd.	19,257	185,433
	NHN KCP Corp.	2,820	14,761
	NICE Holdings Co. Ltd.	1,259	10,269
	NICE Total Cash Management Co. Ltd.	4,498	16,772
	Nong Shim Holdings Co. Ltd.	222	10,858
	NongShim Co. Ltd.	551	149,124
	NOROO Paint & Coatings Co. Ltd.	1,641	9,956
	NOVAREX Co. Ltd.	3,308	23,419
	OCI Co. Ltd.	852	44,269
	OCI Holdings Co. Ltd.	2,214	109,697
	ONEJOON Co. Ltd.	1,256	12,361
	Openbase, Inc.	3,762	6,188
	Orion Corp.	3,391	244,393
	Ottogi Corp.	230	70,074
	Paik Kwang Industrial Co. Ltd.	5,088	34,889
*	Pan Entertainment Co. Ltd.	3,525	5,403
	Pan Ocean Co. Ltd.	46,823	120,001
	Paradise Co. Ltd.	7,824	59,731
	Partron Co. Ltd.	7,264	37,401
*	PharmGen Science, Inc.	3,111	10,680
	Philoptics Co. Ltd.	1,672	24,410
	Polaris AI Pharma Corp.	2,011	9,194
*	Pond Group Co. Ltd.	1,568	6,750
	Poongsan Corp.	3,189	159,505
	POSCO Steeleon Co. Ltd.	743	19,370
*	Power Logics Co. Ltd.	2,279	8,265
	Protec Co. Ltd.	1,088	26,177
	PSK, Inc.	2,678	39,559
*	RFTech Co. Ltd.	4,462	9,742
	Rorze Systems Corp.	2,569	34,847

		Shares	Value»
SOUTH KOREA — (Continued)
	S-1 Corp.	2,716	$127,036
	Sajo Industries Co. Ltd.	482	23,422
	Sajodaerim Corp.	742	23,469
	Sajodongaone Co. Ltd.	25,293	19,069
	Sambo Motors Co. Ltd.	2,461	7,563
	SAMHWA Paints Industrial Co. Ltd.	1,739	9,220
	Samick THK Co. Ltd.	2,172	13,944
	Samji Electronics Co. Ltd.	2,577	16,252
*	Samkee Corp.	4,423	4,587
	Sammok S-Form Co. Ltd.	803	12,549
	SAMPYO Cement Co. Ltd.	8,391	18,638
*	Samsung Engineering Co. Ltd.	20,722	266,690
	Samsung Securities Co. Ltd.	11,474	378,634
	SAMT Co. Ltd.	8,621	19,299
	Samwha Capacitor Co. Ltd.	879	20,809
	Samyang Corp.	813	29,108
	Samyang Packaging Corp.	765	9,074
*	Sangbo Corp.	17,279	15,214
	Sangsin Energy Display Precision Co. Ltd.	887	6,393
*	SD Biosensor, Inc.	8,524	55,920
	SeAH Besteel Holdings Corp.	2,372	33,951
	SeAH Holdings Corp.	197	14,415
	SeAH Steel Corp.	395	32,488
	SeAH Steel Holdings Corp.	440	54,322
	Seegene, Inc.	3,805	66,021
	Sejong Industrial Co. Ltd.	2,272	7,285
	Sekonix Co. Ltd.	2,494	9,783
	Seobu T&D	6,740	30,132
	Seohan Co. Ltd.	14,973	8,596
*	Seojin System Co. Ltd.	1,870	38,254
	Seoul Semiconductor Co. Ltd.	4,745	32,130
	Seoyon Co. Ltd.	4,111	21,409
	Seoyon E-Hwa Co. Ltd.	2,282	22,388
*	SFA Semicon Co. Ltd.	8,471	22,242

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SGC Energy Co. Ltd.	1,511	$29,042
	Shin Heung Energy & Electronics Co. Ltd.	3,106	16,846
	Shindaeyang Paper Co. Ltd.	4,092	17,452
	Shinsegae, Inc.	1,278	141,959
*	Shinsung E&G Co. Ltd.	21,191	22,249
*	Showbox Corp.	6,629	20,896
	SIMMTECH Co. Ltd.	1,896	22,392
	SK D&D Co. Ltd.	1,523	8,770
	SK Discovery Co. Ltd.	1,493	36,492
*	SK Eternix Co. Ltd.	2,737	29,576
	SK Gas Ltd.	499	72,009
*	SK oceanplant Co. Ltd.	4,477	43,208
	SK Securities Co. Ltd.	66,518	24,501
	SL Corp.	3,258	77,458
*	SMEC Co. Ltd.	7,905	17,073
	SNT Motiv Co. Ltd.	1,600	52,830
	S-Oil Corp.	1,320	54,755
	Solid, Inc.	15,909	52,524
	Songwon Industrial Co. Ltd.	2,765	27,258
	Straffic Co. Ltd.	4,344	13,651
	Sung Kwang Bend Co. Ltd.	4,963	45,949
*	Sungchang Enterprise Holdings Ltd.	4,239	4,242
	Sungshin Cement Co. Ltd.	3,983	23,164
	Sungwoo Hitech Co. Ltd.	11,668	52,572
	Sunjin Co. Ltd.	3,998	19,123
*	SY Co. Ltd.	6,965	20,399
*	Synergy Innovation Co. Ltd.	10,808	21,644
	Systems Technology, Inc.	1,416	21,889
	Tae Kyung Industrial Co. Ltd.	2,320	8,679
*††	Taewoong Co. Ltd.	2,073	20,625
*	Taihan Electric Wire Co. Ltd.	2,639	22,280
	TechWing, Inc.	1,004	31,476
	Telechips, Inc.	1,342	12,317
	TK Corp.	2,713	24,161
	TKG Huchems Co. Ltd.	3,216	46,305
	TLB Co. Ltd.	1,452	14,309
	Tongyang Life Insurance Co. Ltd.	9,522	42,025

		Shares	Value»
SOUTH KOREA — (Continued)
	Toptec Co. Ltd.	2,617	$9,926
	Tovis Co. Ltd.	3,257	48,851
	Tplex Co. Ltd.	3,294	7,363
	TS Corp.	13,340	27,929
*	TSE Co. Ltd.	725	26,279
	TYM Corp.	5,010	11,273
*	Uni-Chem Co. Ltd.	17,518	19,645
	Unick Corp.	2,540	7,443
	Unid Co. Ltd.	824	41,573
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	18,457
	Uniquest Corp.	2,472	8,307
	Value Added Technology Co. Ltd.	1,125	18,490
*††	Vidente Co. Ltd.	7,159	3,232
	Vieworks Co. Ltd.	1,890	32,623
	Vitzro Tech Co. Ltd.	3,438	16,983
	Webcash Corp.	1,040	5,377
*	Wireless Power Amplifier Module, Inc.	7,117	13,033
	WiSoL Co. Ltd.	3,563	15,744
*	WONIK IPS Co. Ltd.	1,260	24,984
	Wonik Materials Co. Ltd.	1,400	21,794
*	Woongjin Co. Ltd.	9,617	6,230
*	Wooree Bio Co. Ltd.	4,791	12,106
	Wooshin Systems Co. Ltd.	1,863	10,668
*	Woosu AMS Co. Ltd.	4,857	11,070
	Worldex Industry & Trading Co. Ltd.	1,407	18,977
*	YC Corp.	4,316	38,028
	YG Entertainment, Inc.	1,943	53,551
	YMC Co. Ltd.	2,238	6,622
*	YMT Co. Ltd.	1,177	7,057
	Youngone Holdings Co. Ltd.	1,016	64,985
	Yuanta Securities Korea Co. Ltd.	14,472	29,870
	Zeus Co. Ltd.	3,837	37,395
	Zinus, Inc.	2,255	39,381

TOTAL SOUTH KOREA			20,366,103

SPAIN — (1.8%)
	Acciona SA	4,228	542,580
	Acerinox SA	56,135	514,371
	ACS Actividades de Construccion y Servicios SA	3,439	164,919
Ω	Aedas Homes SA	2,127	60,728

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Almirall SA	15,322	$149,640
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	153,553
	Azkoyen SA	2,368	16,227
	Banco de Sabadell SA	1,583,992	3,089,392
	Bankinter SA	197,117	1,608,161
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	201,236
	Corp. ACCIONA Energias Renovables SA	7,829	162,073
	Ebro Foods SA	19,701	351,898
	Elecnor SA	10,143	226,565
	Enagas SA	56,605	802,959
*	Ence Energia y Celulosa SA	37,250	116,513
	Ercros SA	34,553	136,452
	Faes Farma SA	34,991	134,391
Ω	Gestamp Automocion SA	21,480	63,082
Ω	Global Dominion Access SA	12,230	34,675
*	Grifols SA	64,328	722,098
	Grupo Catalana Occidente SA	12,282	503,536
	Iberpapel Gestion SA (IBG SM)	3,031	61,806
	Mapfre SA	269,985	771,782
Ω	Neinor Homes SA	8,459	138,839
*	Obrascon Huarte Lain SA	8,161	2,454
	Repsol SA (REP SM)	144,115	1,804,085
*Ω	Talgo SA	188	713
#	Tubacex SA	30,478	106,697
Ω	Unicaja Banco SA	405,633	509,921

TOTAL SPAIN			13,151,346

SWEDEN — (2.0%)
Ω	AcadeMedia AB	28,678	176,409
	AddLife AB, Class B	27,374	347,867
	AFRY AB	21,068	316,998
Ω	Alimak Group AB	8,408	96,378
	Alleima AB	47,686	291,396
	Alligo AB, Class B	6,978	82,589
Ω	Ambea AB	22,319	191,266
	AQ Group AB	18,310	231,762
	Arise AB	8,680	33,341
	Arjo AB, Class B	57,434	189,434
Ω	Attendo AB	37,257	165,979
	Beijer Alma AB	1,708	27,518

		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	9,129	$257,024
	Betsson AB, Class B	31,487	419,281
#*	Better Collective AS	8,326	109,408
*	BHG Group AB	51,774	86,610
	Bilia AB, Class A	19,527	230,223
	Billerud Aktiebolag	65,243	579,299
#*	Bonava AB, Class B	24,942	21,794
*Ω	Boozt AB	8,782	98,191
Ω	Bravida Holding AB	37,595	279,097
	Bulten AB	2,101	13,673
	Byggmax Group AB	16,014	67,177
	Catella AB	9,935	27,984
*	Cint Group AB	45,002	53,895
	Cloetta AB, Class B	101,902	256,175
Ω	Coor Service Management Holding AB	21,431	75,357
Ω	Dometic Group AB	57,578	312,672
	Doro AB	6,752	21,313
*Ω	Dustin Group AB	72,133	51,289
	Eastnine AB	16,604	71,361
	Elanders AB, Class B	6,054	55,305
	Elekta AB, Class B	42,892	258,385
*	Embracer Group AB	202,408	585,270
	Fagerhult Group AB	13,838	78,121
	Granges AB	50,903	601,422
#	Hanza AB	7,820	51,000
*	Hexatronic Group AB	9,108	37,306
*	Humana AB	10,660	38,028
	Husqvarna AB (HUSQB SS), Class B	59,094	381,644
*	International Petroleum Corp. (IPCO CN)	952	10,830
*	International Petroleum Corp. (IPCO SS)	26,974	305,714
	Inwido AB	18,001	326,728
	ITAB Shop Concept AB	7,249	17,676
	JM AB	19,007	322,120
	Kabe Group AB, Class B	1,056	31,658
*	Karnov Group AB	28,688	215,073
#*	K-fast Holding AB	20,964	43,171
	KNOW IT AB	7,030	88,567
	Lindab International AB	26,759	560,995
	Loomis AB	20,270	635,042
	MEKO AB	14,760	198,509
*	Modern Times Group MTG AB, Class B	19,566	139,587
	NCC AB, Class B	22,628	336,811

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nederman Holding AB	1,482	$31,546
*	Net Insight AB, Class B	90,172	66,819
	New Wave Group AB, Class B	30,204	321,041
*	Nobia AB	83,556	39,252
	Nolato AB, Class B	47,434	249,187
	Nordic Paper Holding AB	9,285	43,225
	Nordic Waterproofing Holding AB	6,524	106,259
*	Norion Bank AB	15,589	60,789
*	Norva24 Group AB	7,389	21,685
*	Note AB	2,568	33,056
*	Ovzon AB	6,346	7,299
	Peab AB, Class B	54,976	419,055
	Prevas AB, Class B	2,525	26,267
*	Pricer AB, Class B	39,613	44,780
	Proact IT Group AB	6,249	80,101
	Probi AB	876	22,872
	Ratos AB, Class B	51,154	163,492
	Rejlers AB	4,772	68,319
	Rottneros AB	28,710	26,334
	Scandi Standard AB	14,375	109,620
*	Sdiptech AB, Class B	8,461	191,057
*	Sensys Gatso Group AB	2,295	13,250
*Ω	Sinch AB	139,329	416,075
*	Sivers Semiconductors AB	68,831	25,254
	SkiStar AB	13,296	204,758
	Solid Forsakring AB	2,617	21,163
	SSAB AB (SSABA SS), Class A	33,166	159,576
	SSAB AB (SSABB SS), Class B	116,329	548,745
	Storskogen Group AB, Class B	339,933	282,188
	Synsam AB	13,272	60,287
	Systemair AB	4,846	37,067
*	TF Bank AB	1,362	40,109
	VBG Group AB, Class B	5,465	158,381
*	Vestum AB	17,354	18,339
	Vitrolife AB	377	8,387

TOTAL SWEDEN			14,627,356

SWITZERLAND — (4.9%)
	Adecco Group AG	35,148	1,099,490
	Allreal Holding AG	4,110	731,289
	ALSO Holding AG	1,597	424,751
*	Aluflexpack AG	1,770	30,796
*	Arbonia AG	16,275	229,135

		Shares	Value»
SWITZERLAND — (Continued)
*	Aryzta AG	237,385	$419,807
	Ascom Holding AG	3,248	18,088
	Autoneum Holding AG	1,237	165,750
	Avolta AG	19,397	771,195
	Baloise Holding AG	13,844	2,649,455
	Banque Cantonale de Geneve	625	184,858
	Banque Cantonale Vaudoise	6,965	694,042
	Barry Callebaut AG	751	1,317,169
	Bell Food Group AG	708	217,063
	Berner Kantonalbank AG	1,473	397,026
	Bucher Industries AG	1,630	634,851
	Bystronic AG	100	38,184
	Calida Holding AG	94	2,834
	Carlo Gavazzi Holding AG	128	30,660
	Cembra Money Bank AG	7,891	710,611
*	Cicor Technologies Ltd.	570	34,611
	Cie Financiere Tradition SA	719	125,801
	Clariant AG	54,120	752,137
	Coltene Holding AG	389	24,068
	COSMO Pharmaceuticals NV	2,386	184,692
	CPH Group AG	125	10,075
	DKSH Holding AG	8,596	614,099
#*	DocMorris AG	299	11,754
	EFG International AG	30,301	414,078
	Emmi AG	133	126,410
	Flughafen Zurich AG	4,933	1,162,918
	Forbo Holding AG	161	158,282
Ω	Galenica AG	11,811	1,027,939
#*	GAM Holding AG	20,363	3,015
	Helvetia Holding AG	9,919	1,675,429
	Huber & Suhner AG	4,114	389,375
	Hypothekarbank Lenzburg AG	21	98,180
	Implenia AG	3,965	140,147
	Investis Holding SA	877	111,756
	IVF Hartmann Holding AG	80	13,232
	Julius Baer Group Ltd.	47,004	2,865,907
	Jungfraubahn Holding AG	1,508	287,349
	Landis & Gyr Group AG	6,005	483,732

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	3,370	$275,133
	Luzerner Kantonalbank AG	4,501	332,630
#	Meier Tobler Group AG	1,437	47,621
	Metall Zug AG, Class B	45	62,842
	Mikron Holding AG	2,269	39,403
	Mobimo Holding AG	2,212	685,437
*Ω	Montana Aerospace AG	5,327	94,088
	Naturenergie Holding AG	4,333	181,153
	OC Oerlikon Corp. AG Pfaffikon	43,655	199,890
*	Orascom Development Holding AG	3,061	13,425
	Orell Fuessli AG	25	2,230
	Phoenix Mecano AG	199	101,693
*Ω	PolyPeptide Group AG	3,355	111,930
	Rieter Holding AG	468	49,546
	Sandoz Group AG (SDZ SW)	63,033	2,873,565
	SFS Group AG	1,096	156,825
	SIG Group AG	47,617	1,027,582
	Softwareone Holding AG	7,141	64,525
	St. Galler Kantonalbank AG	851	414,972
	Stadler Rail AG	8,814	251,830
	Sulzer AG	2,788	429,809
	Swatch Group AG (UHR SW)	5,757	1,181,354
	Swatch Group AG (UHRN SW)	13,116	531,422
	Swiss Prime Site AG	16,975	1,841,476
	Tecan Group AG	1,303	329,232
	TX Group AG	895	153,627
	u-blox Holding AG	2,082	159,336
	Valiant Holding AG	4,972	579,467
	Vaudoise Assurances Holding SA	279	148,764
	Vetropack Holding AG	3,587	118,912
	Vontobel Holding AG	7,402	481,883
	VP Bank AG, Class A	966	81,527
*	V-ZUG Holding AG	193	12,112
	Walliser Kantonalbank	1,138	148,884
	Zehnder Group AG	2,702	150,893
	Zug Estates Holding AG, Class B	79	173,315

		Shares	Value»
SWITZERLAND — (Continued)
	Zuger Kantonalbank	35	$333,577

TOTAL SWITZERLAND			35,323,950

TAIWAN — (5.0%)
	Ability Enterprise Co. Ltd.	35,000	50,023
	AcBel Polytech, Inc.	128,687	126,916
	Acer, Inc.	554,000	686,502
*	ACES Electronic Co. Ltd.	19,323	32,548
*	Acon Holding, Inc.	57,415	22,216
	Action Electronics Co. Ltd.	34,000	18,510
	Actron Technology Corp.	4,000	19,879
	ADATA Technology Co. Ltd.	34,732	90,653
	Advanced International Multitech Co. Ltd.	24,000	59,105
*	Advanced Optoelectronic Technology, Inc.	39,000	30,195
	Advanced Power Electronics Corp.	4,000	9,664
	Advancetek Enterprise Co. Ltd.	13,000	25,790
*	ALI Corp.	27,000	16,330
	Alltek Technology Corp.	32,000	39,972
	Alpha Networks, Inc.	37,000	39,482
	Altek Corp.	49,000	50,062
	Amazing Microelectronic Corp.	13,000	38,844
	Ampire Co. Ltd.	9,000	9,771
	Anji Technology Co. Ltd.	8,000	8,170
	Apacer Technology, Inc.	19,000	28,234
	APAQ Technology Co. Ltd.	6,000	27,293
	Apex Biotechnology Corp.	14,000	12,554
*	Apex International Co. Ltd.	19,000	25,550
	Apex Science & Engineering	23,929	8,640
	ARBOR Technology Corp.	9,000	10,977
	Arcadyan Technology Corp.	21,000	102,156
	Ardentec Corp.	68,430	114,506

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Electronic Material Co. Ltd.	19,000	$12,300
	Asia Optical Co., Inc.	42,000	131,569
	Asia Polymer Corp.	63,000	32,152
	Asia Tech Image, Inc.	13,000	39,224
	ATE Energy International Co. Ltd.	11,000	10,607
	Aten International Co. Ltd.	14,000	34,514
	AUO Corp. (2409 TT)	805,200	414,834
	Axiomtek Co. Ltd.	4,000	12,228
*	Azurewave Technologies, Inc.	18,000	22,777
*	Bank of Kaohsiung Co. Ltd.	207,178	74,991
	BenQ Materials Corp.	23,000	22,988
#	BES Engineering Corp.	293,000	98,590
#	Billion Electric Co. Ltd.	14,000	14,466
	Bin Chuan Enterprise Co. Ltd.	17,000	19,267
	Bizlink Holding, Inc.	2,019	29,105
	Bon Fame Co. Ltd.	5,000	13,920
	Brightek Optoelectronic Co. Ltd.	14,000	18,035
	Brighton-Best International Taiwan, Inc.	54,000	56,424
*	Cameo Communications, Inc.	38,531	14,451
	Capital Futures Corp.	19,043	33,327
	Capital Securities Corp.	211,000	144,720
*	Career Technology MFG. Co. Ltd.	86,235	51,799
	Caswell, Inc.	4,000	17,423
	Cathay Real Estate Development Co. Ltd.	93,600	70,125
	CCP Contact Probes Co. Ltd.	15,000	20,897
*	Celxpert Energy Corp.	22,569	17,747
	Cenra, Inc.	30,500	36,650
	Central Reinsurance Co. Ltd.	90,556	74,839
	Chain Chon Industrial Co. Ltd.	35,097	19,409

		Shares	Value»
TAIWAN — (Continued)
*	ChainQui Construction Development Co. Ltd.	31,000	$17,503
*	Champion Building Materials Co. Ltd.	69,300	21,156
	Chang Hwa Commercial Bank Ltd.	777,853	427,428
	Channel Well Technology Co. Ltd.	20,000	38,274
	Chant Sincere Co. Ltd.	6,000	12,734
	CHC Healthcare Group	20,000	25,787
	Chen Full International Co. Ltd.	14,000	18,772
	Cheng Loong Corp.	159,000	117,637
*	Cheng Mei Materials Technology Corp.	93,476	36,581
	Cheng Shin Rubber Industry Co. Ltd.	278,000	399,279
	Cheng Uei Precision Industry Co. Ltd.	77,000	152,502
	Chien Shing Harbour Service Co. Ltd.	8,000	12,280
	China Airlines Ltd.	410,000	285,925
	China Bills Finance Corp.	142,000	65,762
	China General Plastics Corp.	64,516	32,012
*	China Man-Made Fiber Corp.	197,000	47,278
	China Metal Products	53,000	60,387
	China Motor Corp.	52,000	110,297
	China Steel Structure Co. Ltd.	7,000	11,567
	China Wire & Cable Co. Ltd.	26,000	27,475
	Chinese Maritime Transport Ltd.	16,710	21,915
	Ching Feng Home Fashions Co. Ltd.	28,700	29,806
	Chin-Poon Industrial Co. Ltd.	76,000	89,257
	Chipbond Technology Corp.	114,000	222,595
	ChipMOS Technologies, Inc. (8150 TT)	111,344	122,393
	Chlitina Holding Ltd.	11,000	48,243

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	40,000	$108,117
	Chun Yuan Steel Industry Co. Ltd.	95,000	53,539
*	Chung Hwa Pulp Corp.	70,015	40,116
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	11,807
	Chunghwa Precision Test Tech Co. Ltd.	4,000	72,609
	Collins Co. Ltd.	19,000	10,550
	Compal Electronics, Inc.	871,000	956,138
	Compeq Manufacturing Co. Ltd.	170,000	321,977
	Complex Micro Interconnection Co. Ltd.	8,000	12,790
	Concord International Securities Co. Ltd.	39,248	20,114
*	Concord Securities Co. Ltd.	111,449	46,817
	Continental Holdings Corp.	90,000	78,271
	Contrel Technology Co. Ltd.	15,000	28,897
	Coremax Corp.	20,280	37,327
#	Coretronic Corp.	63,000	133,892
	Coxon Precise Industrial Co. Ltd.	16,000	10,400
	Cryomax Cooling System Corp.	13,000	15,982
	CTCI Corp.	104,000	141,580
	CviLux Corp.	17,000	28,021
*	CX Technology Co. Ltd.	11,000	8,848
	Cyberlink Corp.	5,000	13,990
*	CyberTAN Technology, Inc.	32,000	35,409
	DA CIN Construction Co. Ltd.	44,000	67,011
	Dafeng TV Ltd.	12,000	19,120
	Da-Li Development Co. Ltd.	62,740	83,255
	Darfon Electronics Corp.	37,000	55,474
	Darwin Precisions Corp.	76,000	32,376
	Delpha Construction Co. Ltd.	31,000	37,597

		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	20,000	$149,204
	Dimerco Express Corp.	17,850	46,824
	D-Link Corp.	67,400	39,750
	Donpon Precision, Inc.	14,000	15,025
	Draytek Corp.	12,000	19,601
*	Dyaco International, Inc.	19,950	16,976
	Dynamic Holding Co. Ltd.	13,000	26,586
	Dynapack International Technology Corp.	22,000	73,490
	Eastech Holding Ltd.	6,000	22,838
*	Eastern Media International Corp.	30,000	17,495
	eCloudvalley Digital Technology Co. Ltd.	12,000	33,739
*	Edimax Technology Co. Ltd.	32,000	33,865
	Edison Opto Corp.	28,000	22,696
	Edom Technology Co. Ltd.	38,000	43,426
	Elitegroup Computer Systems Co. Ltd.	67,000	50,259
	Emerging Display Technologies Corp.	13,000	10,165
	Ennoconn Corp.	11,000	98,690
	Ennostar, Inc.	73,400	105,913
	EnTie Commercial Bank Co. Ltd.	110,000	49,276
*	Epileds Technologies, Inc.	24,000	28,325
	Eson Precision Ind Co. Ltd.	26,000	51,637
	Eternal Materials Co. Ltd.	71,950	69,407
	Eva Airways Corp.	352,648	407,274
*	Everest Textile Co. Ltd.	77,000	17,022
	Evergreen International Storage & Transport Corp.	93,000	88,650
	EVERGREEN Steel Corp.	16,000	50,587
	Everlight Chemical Industrial Corp.	81,450	60,682
	Everlight Electronics Co. Ltd.	86,000	223,442

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Excel Cell Electronic Co. Ltd.	28,000	$19,870
	Excellence Opto, Inc.	16,000	13,784
	Excelliance Mos Corp.	4,000	11,757
	Excelsior Medical Co. Ltd.	27,402	74,305
	Far Eastern Department Stores Ltd.	193,000	153,402
	Far Eastern International Bank	482,682	197,366
	Far Eastern New Century Corp.	553,000	638,121
	Farglory F T Z Investment Holding Co. Ltd.	9,442	12,638
	Farglory Land Development Co. Ltd.	52,000	108,733
*	Federal Corp.	24,000	16,294
	Feedback Technology Corp.	9,072	39,067
	Feng Hsin Steel Co. Ltd.	57,000	148,261
	Firich Enterprises Co. Ltd.	36,000	35,503
*	First Copper Technology Co. Ltd.	27,000	33,328
	First Insurance Co. Ltd.	37,000	26,143
*	First Steamship Co. Ltd.	134,806	32,712
*	Fittech Co. Ltd.	5,000	25,028
	FLEXium Interconnect, Inc.	8,000	18,633
	Flytech Technology Co. Ltd.	11,000	29,270
	FocalTech Systems Co. Ltd.	13,000	33,709
	Formosa Advanced Technologies Co. Ltd.	27,000	28,551
	Formosa Laboratories, Inc.	21,322	59,332
	Formosa Optical Technology Co. Ltd.	7,000	21,946
	Formosa Sumco Technology Corp.	7,000	25,631
	Formosan Union Chemical	58,179	40,767

		Shares	Value»
TAIWAN — (Continued)
	Founding Construction & Development Co. Ltd.	24,000	$15,044
	Foxsemicon Integrated Technology, Inc.	3,000	31,523
	Franbo Lines Corp.	22,000	12,606
	Froch Enterprise Co. Ltd.	18,000	10,223
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	23,707
	Fu Hua Innovation Co. Ltd.	64,379	62,235
	Fulgent Sun International Holding Co. Ltd.	24,000	79,966
*	Fulltech Fiber Glass Corp.	76,398	50,227
	Fwusow Industry Co. Ltd.	39,253	20,969
	G Shank Enterprise Co. Ltd.	16,296	43,723
	Gallant Precision Machining Co. Ltd.	7,000	25,529
	Gamania Digital Entertainment Co. Ltd.	19,000	46,357
	GEM Services, Inc.	11,000	24,646
	Gemtek Technology Corp.	73,000	79,658
	General Plastic Industrial Co. Ltd.	13,000	14,565
	Genius Electronic Optical Co. Ltd.	2,000	27,563
	Genmont Biotech, Inc.	14,000	9,201
	Genovate Biotechnology Co. Ltd.	12,360	8,548
	GeoVision, Inc.	10,000	18,957
	Giant Manufacturing Co. Ltd.	5,000	28,190
	Giantplus Technology Co. Ltd.	73,000	37,022
*	Gigasolar Materials Corp.	8,632	24,360
*	Gigastorage Corp.	46,000	25,988
	Global Brands Manufacture Ltd.	71,240	128,333
	Global PMX Co. Ltd.	8,000	32,325

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Globaltek Fabrication Co. Ltd.	6,000	$15,899
	Globe Union Industrial Corp.	48,910	25,050
	Gloria Material Technology Corp.	78,000	110,913
	GMI Technology, Inc.	16,247	33,021
	Goldsun Building Materials Co. Ltd.	32,520	53,839
	Good Will Instrument Co. Ltd.	16,000	21,380
	Gordon Auto Body Parts	46,000	49,461
#	Gourmet Master Co. Ltd.	14,000	38,409
	Grand Fortune Securities Co. Ltd.	45,139	17,906
	Grape King Bio Ltd.	18,000	84,250
	Great China Metal Industry	26,000	18,544
#	Great Wall Enterprise Co. Ltd.	83,000	132,185
	Greatek Electronics, Inc.	22,000	39,373
	GTM Holdings Corp.	21,000	22,226
*	Hai Kwang Enterprise Corp.	16,800	9,514
*	HannsTouch Holdings Co.	125,713	42,756
	Harvatek Corp.	29,000	20,151
	Heran Co. Ltd.	5,000	16,277
	Hey Song Corp.	61,000	78,607
*	Highlight Tech Corp.	6,400	11,719
	Highwealth Construction Corp.	45,100	56,651
	Hitron Technology, Inc.	14,000	13,552
	Hiwin Mikrosystem Corp.	6,000	25,733
	Hiyes International Co. Ltd.	7,136	32,846
	Hocheng Corp.	45,920	24,704
	Holy Stone Enterprise Co. Ltd.	18,100	50,186
	Hong Pu Real Estate Development Co. Ltd.	47,000	42,134
	Hong TAI Electric Industrial	39,000	40,218
#	Hota Industrial Manufacturing Co. Ltd.	39,000	66,922

		Shares	Value»
TAIWAN — (Continued)
*	Hotron Precision Electronic Industrial Co. Ltd.	11,129	$11,362
	Hsin Kuang Steel Co. Ltd.	54,000	92,745
	Hu Lane Associate, Inc.	3,075	16,047
	HUA ENG Wire & Cable Co. Ltd.	75,000	67,622
	Huaku Development Co. Ltd.	46,200	168,220
	Huang Hsiang Construction Corp.	31,000	54,823
	Huikwang Corp.	9,000	8,739
	Hung Ching Development & Construction Co. Ltd.	33,000	32,394
	Hung Sheng Construction Ltd.	88,352	71,479
	Huxen Corp.	7,000	10,912
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	41,037
	Hwacom Systems, Inc.	18,000	13,091
	IBF Financial Holdings Co. Ltd.	528,372	241,233
	Ichia Technologies, Inc.	56,000	69,379
	Innolux Corp.	1,387,663	668,989
	Inpaq Technology Co. Ltd.	17,000	41,680
	Integrated Service Technology, Inc.	8,000	46,406
	Iron Force Industrial Co. Ltd.	4,148	14,165
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	26,088
	ITEQ Corp.	34,000	80,245
	Jean Co. Ltd.	48,940	35,307
	Jetway Information Co. Ltd.	6,750	10,849
	Jia Wei Lifestyle, Inc.	7,000	15,233
	Jih Lin Technology Co. Ltd.	9,000	17,643
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	21,843
	Johnson Health Tech Co. Ltd.	8,000	37,154
	K Laser Technology, Inc.	43,000	28,806
	Kedge Construction Co. Ltd.	10,450	23,442

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co. Ltd.	82,215	$40,767
	Kenda Rubber Industrial Co. Ltd.	103,111	95,317
	Kerry TJ Logistics Co. Ltd.	32,000	39,969
	Kindom Development Co. Ltd.	64,300	90,247
	King Chou Marine Technology Co. Ltd.	10,200	12,466
	King’s Town Bank Co. Ltd.	148,000	227,032
#*	King’s Town Construction Co. Ltd.	27,000	62,833
	Kinko Optical Co. Ltd.	36,769	28,464
	Kinpo Electronics	221,000	165,747
	Kinsus Interconnect Technology Corp.	48,000	157,154
	KMC Kuei Meng International, Inc.	6,000	25,375
	KS Terminals, Inc.	14,000	32,839
*	Kung Sing Engineering Corp.	74,426	26,693
	Kuo Toong International Co. Ltd.	19,551	36,690
	Kwong Lung Enterprise Co. Ltd.	21,000	36,811
	Lanner Electronics, Inc.	4,000	11,031
	Laster Tech Corp. Ltd.	9,745	11,565
*	Leader Electronics, Inc.	35,249	19,562
	Leadtrend Technology Corp.	7,355	18,117
*	Lealea Enterprise Co. Ltd.	159,120	44,657
	LEE CHI Enterprises Co. Ltd.	37,000	17,154
	Lelon Electronics Corp.	18,508	41,219
	Lemtech Holdings Co. Ltd.	5,000	16,079
	Leo Systems, Inc.	10,000	10,244
*	Leofoo Development Co. Ltd.	17,000	9,213
*	Li Peng Enterprise Co. Ltd.	113,000	27,858
	Lingsen Precision Industries Ltd.	69,000	40,689

		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	9,000	$9,624
	Long Da Construction & Development Corp.	42,000	45,665
*	Longchen Paper & Packaging Co. Ltd.	146,485	60,896
	Longwell Co.	33,000	79,668
	Lucky Cement Corp.	46,000	20,949
	Lumax International Corp. Ltd.	13,500	45,708
*	Lung Yen Life Service Corp.	30,000	43,030
	Machvision, Inc.	4,000	43,944
	Macroblock, Inc.	3,000	7,247
	Macronix International Co. Ltd.	339,000	252,440
	Mayer Steel Pipe Corp.	32,400	27,637
*	Mercuries & Associates Holding Ltd.	76,680	40,014
*	Mercuries Life Insurance Co. Ltd.	634,164	134,918
	Merry Electronics Co. Ltd.	23,046	75,244
	METAAGE Corp.	8,000	11,632
	Mildef Crete, Inc.	10,000	28,807
	MIN AIK Technology Co. Ltd.	44,000	37,439
	MJ International Co. Ltd.	6,000	9,278
*	MOSA Industrial Corp.	17,379	12,300
*	Mosel Vitelic, Inc.	13,000	13,030
	Motech Industries, Inc.	29,000	21,550
	MSSCORPS Co. Ltd.	4,320	27,096
	Nak Sealing Technologies Corp.	10,000	35,523
	Namchow Holdings Co. Ltd.	32,000	54,613
	Nan Liu Enterprise Co. Ltd.	4,000	8,767
	Nan Ya Printed Circuit Board Corp.	28,000	113,035
	New Best Wire Industrial Co. Ltd.	19,000	19,680
	Nexcom International Co. Ltd.	26,000	38,601
	Nichidenbo Corp.	25,000	46,874
	Niko Semiconductor Co. Ltd.	18,513	25,963

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nuvoton Technology Corp.	31,000	$96,159
	O-Bank Co. Ltd.	224,375	68,514
*	Ocean Plastics Co. Ltd.	35,000	36,902
	OK Biotech Co. Ltd.	20,036	15,006
	Optimax Technology Corp.	35,000	33,812
	Orient Europharma Co. Ltd.	7,000	10,587
	Orient Semiconductor Electronics Ltd.	42,000	49,676
	Oriental Union Chemical Corp.	91,000	49,834
	O-TA Precision Industry Co. Ltd.	8,000	20,611
	Pacific Hospital Supply Co. Ltd.	6,000	16,587
*	Paiho Shih Holdings Corp.	16,000	14,938
	Pan German Universal Motors Ltd.	4,000	36,117
	Pan Jit International, Inc.	43,000	73,490
	Pan-International Industrial Corp.	67,000	77,457
	Parpro Corp.	17,000	15,377
	PCL Technologies, Inc.	9,000	29,708
*	Phihong Technology Co. Ltd.	63,000	73,420
	Phoenix Silicon International Corp.	11,000	40,997
	Pixart Imaging, Inc.	4,000	29,810
	Polytronics Technology Corp.	12,000	25,833
	Posiflex Technology, Inc.	4,000	25,614
	Pou Chen Corp.	407,000	475,851
*	Powerchip Semiconductor Manufacturing Corp.	50,000	27,608
	Powertech Technology, Inc.	123,000	478,950
	Powertip Technology Corp.	40,000	19,771
	President Securities Corp.	166,453	132,370
	Primax Electronics Ltd.	69,000	172,218

		Shares	Value»
TAIWAN — (Continued)
	Prince Housing & Development Corp.	185,000	$59,636
	Promate Electronic Co. Ltd.	11,000	28,015
	Prosperity Dielectrics Co. Ltd.	20,000	27,683
	QST International Corp.	11,959	24,768
	Qualipoly Chemical Corp.	18,900	25,756
	Quang Viet Enterprise Co. Ltd.	7,000	22,298
*	Quintain Steel Co. Ltd.	62,532	23,086
*	Radium Life Tech Co. Ltd.	158,267	47,061
	Rechi Precision Co. Ltd.	59,000	47,206
	Rexon Industrial Corp. Ltd.	8,000	8,551
*	Rich Development Co. Ltd.	136,990	42,290
*	Ritek Corp.	110,724	48,657
	Ruentex Development Co. Ltd.	263,000	377,564
	Sampo Corp.	58,800	52,456
	San Fang Chemical Industry Co. Ltd.	15,000	20,870
	San Far Property Ltd.	44,171	33,549
	Sanitar Co. Ltd.	15,000	18,852
	Savior Lifetec Corp.	58,000	39,561
	Scan-D Corp.	6,000	7,082
	SCI Pharmtech, Inc.	8,000	22,241
	ScinoPharm Taiwan Ltd.	44,000	32,880
*	Sea Sonic Electronics Co. Ltd.	1,000	1,994
	Senao International Co. Ltd.	22,000	23,964
	Senao Networks, Inc.	5,815	25,129
	Sercomm Corp.	26,000	88,573
	Sesoda Corp.	49,000	60,340
	Shanghai Commercial & Savings Bank Ltd.	490,000	608,697
	Sharehope Medicine Co. Ltd.	12,038	11,170
	ShenMao Technology, Inc.	22,000	45,275
	Shih Her Technologies, Inc.	10,000	43,290
*	Shih Wei Navigation Co. Ltd.	61,790	33,349

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shihlin Electric & Engineering Corp.	5,000	$31,278
*	Shin Kong Financial Holding Co. Ltd.	2,753,591	974,348
	Shin Zu Shing Co. Ltd.	29,926	160,097
	Shinfox Energy Co. Ltd.	11,000	39,603
#*	Shining Building Business Co. Ltd.	102,444	33,160
	Shinkong Insurance Co. Ltd.	36,000	109,509
	Shinkong Synthetic Fibers Corp.	160,000	75,534
	Shuttle, Inc.	85,000	53,337
	Sigurd Microelectronics Corp.	76,046	171,964
	Simplo Technology Co. Ltd.	29,000	305,707
	Sincere Navigation Corp.	62,830	50,577
	Sinon Corp.	64,000	83,094
	Sinphar Pharmaceutical Co. Ltd.	25,920	24,867
	Sinyi Realty, Inc.	46,000	42,927
	Siward Crystal Technology Co. Ltd.	33,000	29,423
	Solar Applied Materials Technology Corp.	16,000	30,691
	Solteam, Inc.	19,197	31,224
	Sonix Technology Co. Ltd.	16,000	23,101
	Southeast Cement Co. Ltd.	19,000	12,825
	Speed Tech Corp.	7,000	10,657
	Sports Gear Co. Ltd.	31,000	114,124
	St. Shine Optical Co. Ltd.	10,000	65,480
	Standard Foods Corp.	81,000	94,873
	S-Tech Corp.	12,000	12,257
	STL Technology Co. Ltd.	12,000	12,617
	Sun Max Tech Ltd.	7,000	10,932
	Sun Race Sturmey-Archer, Inc.	9,000	7,729
*	Sun Yad Construction Co. Ltd.	59,708	27,194

		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co. Ltd.	43,000	$27,541
*	Sunplus Technology Co. Ltd.	68,000	61,192
	Sunrex Technology Corp.	31,685	54,643
	Sunspring Metal Corp.	22,807	23,323
	Supreme Electronics Co. Ltd.	78,340	159,239
	Swancor Holding Co. Ltd.	10,000	32,043
	Sweeten Real Estate Development Co. Ltd.	48,054	46,580
	Symtek Automation Asia Co. Ltd.	7,000	43,197
	Syncmold Enterprise Corp.	13,000	40,510
	Synmosa Biopharma Corp.	20,900	23,553
	Systex Corp.	32,000	130,959
	TA Chen Stainless Pipe	307,916	310,125
	Ta Ya Electric Wire & Cable	66,099	93,054
*	TaiTung Communication Co. Ltd.	18,689	15,830
	Taichung Commercial Bank Co. Ltd.	710,982	391,195
	TaiDoc Technology Corp.	8,000	39,187
#	Taiflex Scientific Co. Ltd.	38,136	62,181
	Taimide Tech, Inc.	15,000	20,586
	Tainan Enterprises Co. Ltd.	14,000	16,095
	Tainan Spinning Co. Ltd.	234,000	110,395
*	Tainergy Tech Co. Ltd.	29,000	13,380
	Tai-Saw Technology Co. Ltd.	14,000	11,165
	TaiSol Electronics Co. Ltd.	10,000	19,921
#*	Taisun Enterprise Co. Ltd.	45,000	27,909
	Taita Chemical Co. Ltd.	52,132	29,258
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	37,818
	Taitien Electronics Co. Ltd.	12,000	9,984

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Business Bank	1,370,380	$659,199
	Taiwan Chinsan Electronic Industrial Co. Ltd.	6,730	7,243
	Taiwan Cogeneration Corp.	81,000	108,123
	Taiwan Fertilizer Co. Ltd.	119,000	210,908
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	41,823
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	63,833
#*	Taiwan Glass Industry Corp.	213,000	128,182
	Taiwan Hon Chuan Enterprise Co. Ltd.	14,311	67,996
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	42,720
††	Taiwan Land Development Corp.	129,466	2,030
	Taiwan Line Tek Electronic	10,300	9,591
	Taiwan Navigation Co. Ltd.	52,000	49,828
	Taiwan Paiho Ltd.	65,000	162,210
	Taiwan PCB Techvest Co. Ltd.	48,000	56,020
	Taiwan Sanyo Electric Co. Ltd.	27,000	33,400
	Taiwan Semiconductor Co. Ltd.	30,000	58,052
*	Taiwan Styrene Monomer	64,000	23,989
	Taiwan Surface Mounting Technology Corp.	44,000	144,556
*	Taiwan TEA Corp.	77,000	49,696
	Taiwan-Asia Semiconductor Corp.	57,000	60,972
	Taiyen Biotech Co. Ltd.	28,000	29,221
	TCI Co. Ltd.	18,000	74,194
	Teco Electric & Machinery Co. Ltd.	158,000	241,496
	Test Research, Inc.	6,000	24,542
	Test Rite International Co. Ltd.	44,000	27,960

		Shares	Value»
TAIWAN — (Continued)
	Thermaltake Technology Co. Ltd.	13,000	$14,806
	Thinking Electronic Industrial Co. Ltd.	5,000	25,191
	Thye Ming Industrial Co. Ltd.	20,000	41,359
*††	Ting Sin Co. Ltd.	385	21
	Ton Yi Industrial Corp.	170,000	86,579
	Tong Hsing Electronic Industries Ltd.	37,460	148,262
	Tong Yang Industry Co. Ltd.	31,000	102,509
	Tong-Tai Machine & Tool Co. Ltd.	27,000	26,342
	Top Union Electronics Corp.	19,185	18,912
	Topco Technologies Corp.	8,999	19,600
	Topkey Corp.	12,000	85,718
	Topoint Technology Co. Ltd.	23,000	27,717
	Toung Loong Textile Manufacturing	27,540	19,330
	Transcend Information, Inc.	38,000	113,243
	Tripod Technology Corp.	45,000	265,616
	Tsann Kuen Enterprise Co. Ltd.	14,032	14,500
	TSC Auto ID Technology Co. Ltd.	4,399	30,508
	TSRC Corp.	98,000	73,931
	Tung Ho Steel Enterprise Corp.	84,190	192,458
	Tung Ho Textile Co. Ltd.	29,000	21,209
	Tung Thih Electronic Co. Ltd.	9,900	30,448
	TURVO International Co. Ltd.	5,000	24,856
#	TYC Brother Industrial Co. Ltd.	42,000	76,901
	Tycoons Group Enterprise	58,332	17,731
*	Tyntek Corp.	44,000	29,754
	UDE Corp.	10,000	27,749
	Ultra Chip, Inc.	8,000	22,147
	U-Ming Marine Transport Corp.	84,000	144,816

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Unic Technology Corp.	29,000	$32,347
	Union Bank of Taiwan	356,270	168,057
*	Union Insurance Co. Ltd.	12,000	12,503
	Unitech Computer Co. Ltd.	20,000	22,290
*	Unitech Printed Circuit Board Corp.	120,297	111,216
*	United Alloy-Tech Co.	11,000	12,390
	United Orthopedic Corp.	10,000	30,394
	United Radiant Technology	21,000	12,857
*	United Renewable Energy Co. Ltd.	87,000	30,083
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	19,085
	Universal Cement Corp.	80,136	75,263
	UPC Technology Corp.	147,664	50,780
*	UPI Semiconductor Corp.	9,000	68,228
	USI Corp.	161,091	69,943
	U-Tech Media Corp.	33,000	19,132
	Utechzone Co. Ltd.	5,000	20,268
	Value Valves Co. Ltd.	4,000	11,854
	Ve Wong Corp.	16,000	23,673
	Ventec International Group Co. Ltd.	10,000	21,627
	Viking Tech Corp.	14,000	20,951
	Wafer Works Corp.	16,000	14,430
	Wah Hong Industrial Corp.	15,000	19,980
	Wah Lee Industrial Corp.	34,680	130,274
#	Walsin Lihwa Corp.	514,000	471,083
#	Walsin Technology Corp.	57,000	175,144
	Walton Advanced Engineering, Inc.	67,000	33,227
	WEI Chih Steel Industrial Co. Ltd.	31,000	22,176
	Wei Chuan Foods Corp.	51,000	28,439
	Weikeng Industrial Co. Ltd.	71,661	77,180
	Well Shin Technology Co. Ltd.	18,000	34,970
	WELLELL, Inc.	14,000	10,996

		Shares	Value»
TAIWAN — (Continued)
*††	Wha Yu Industrial Co. Ltd.	18,000	$9,215
*	Win Semiconductors Corp.	37,000	137,002
#*	Winbond Electronics Corp.	636,250	376,590
	Winstek Semiconductor Co. Ltd.	9,000	28,859
	Wisdom Marine Lines Co. Ltd.	86,000	195,171
	Wistron NeWeb Corp.	37,000	138,254
	WITS Corp.	5,000	17,821
	Wonderful Hi-Tech Co. Ltd.	11,000	11,852
	WPG Holdings Ltd.	280,000	636,179
	WT Microelectronics Co. Ltd.	71,000	238,934
*	XAC Automation Corp.	19,000	14,879
	Xxentria Technology Materials Corp.	12,000	22,123
	Ya Horng Electronic Co. Ltd.	9,000	15,747
	Yageo Corp.	1	17
	YC INOX Co. Ltd.	79,249	53,463
	YCC Parts Manufacturing Co. Ltd.	9,000	16,193
	Yea Shin International Development Co. Ltd.	37,502	35,517
	Yem Chio Co. Ltd.	92,350	52,323
*	Yeong Guan Energy Technology Group Co. Ltd.	22,285	26,761
	YFC-Boneagle Electric Co. Ltd.	15,639	13,127
	YFY, Inc.	234,000	222,162
	Yieh Phui Enterprise Co. Ltd.	147,186	69,094
	Yonyu Plastics Co. Ltd.	9,000	6,810
	Youngtek Electronics Corp.	24,000	52,707
	Yuanta Futures Co. Ltd.	11,280	30,677
	Yulon Motor Co. Ltd.	99,264	175,496
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,353

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	29,000	$50,704
	Zeng Hsing Industrial Co. Ltd.	9,669	32,109
	Zenitron Corp.	27,000	26,731
	Zhen Ding Technology Holding Ltd.	119,000	410,348
*	Zig Sheng Industrial Co. Ltd.	111,000	35,256
*	Zinwell Corp.	64,000	34,974
	Zippy Technology Corp.	9,000	20,219
	Zyxel Group Corp.	57,488	74,027

TOTAL TAIWAN			36,530,155

THAILAND — (0.5%)
	AAPICO Hitech PCL (AH/F TB)	39,160	23,093
	Advanced Information Technology PCL, Class F	168,000	21,209
*	AJ Plast PCL	55,482	8,303
	Allianz Ayudhya Capital PCL	11,000	10,594
	Amata Corp. PCL	86,800	75,238
	AP Thailand PCL	427,100	120,871
	Asia Plus Group Holdings PCL	364,300	27,421
	Asian Insulators PCL	77,450	8,997
	Asian Sea Corp. PCL, Class F	38,500	10,668
	Bangchak Corp. PCL	194,900	197,817
	Bangchak Sriracha PCL	40,300	8,837
	Bangkok Aviation Fuel Services PCL	35,200	15,334
	Bangkok Land PCL	1,885,500	34,642
	Bangkok Life Assurance PCL, NVDR	47,400	35,468
*	Bangkok Ranch PCL	119,400	6,687
	Banpu PCL	1,265,532	234,393
	BEC World PCL	128,200	16,032
#	Berli Jucker PCL	150,600	107,556
	Betagro PCL	15,800	9,926
	BG Container Glass PCL	69,400	15,939
	BKI Holdings PCL	16,100	143,132
	Cal-Comp Electronics Thailand PCL, Class F	423,744	66,553
*	Country Group Development PCL	992,900	10,004

		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	65,513	$9,125
	Frasers Property Thailand PCL	48,300	18,893
	GFPT PCL	144,700	47,597
*	Global Green Chemicals PCL, Class F	86,200	11,444
*	Green Tech Ventures PCL, Class F	14,200	55
	Gunkul Engineering PCL	256,100	20,643
	Haad Thip PCL	40,400	19,993
	Hana Microelectronics PCL	106,200	120,378
	Index Livingmall PCL	19,700	10,216
	Interlink Communication PCL	48,000	8,819
#	IRPC PCL	1,646,700	75,149
*	Italian-Thai Development PCL	648,300	13,064
	KGI Securities Thailand PCL	250,300	32,488
	Kiatnakin Phatra Bank PCL	38,600	62,341
	Lalin Property PCL	107,600	20,726
	Lam Soon Thailand PCL	56,200	8,194
	LPN Development PCL	298,200	26,334
	MBK PCL	170,805	100,727
	Northeast Rubber PCL	180,000	26,937
*	Nusasiri PCL	2,167,200	17,340
	Origin Property PCL, Class F	185,000	25,986
	Polyplex Thailand PCL	85,200	33,580
	Precious Shipping PCL	79,700	19,603
	Prima Marine PCL	195,700	51,035
	Property Perfect PCL	2,489,056	14,015
	Pruksa Holding PCL	88,800	23,420
	PTG Energy PCL	74,000	21,162
	Quality Houses PCL	1,508,200	83,131
	Ramkhamhaeng Hospital PCL, Class F	20,300	14,317
	Rojana Industrial Park PCL	220,300	47,657
	S Hotels & Resorts PCL	142,900	9,570

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Samart Corp. PCL	50,300	$10,881
	Sansiri PCL	2,197,100	119,149
	SC Asset Corp. PCL	339,100	30,348
††	SCG Ceramics PCL	308,500	1,737
	SCG Packaging PCL	50,900	38,464
	Siamgas & Petrochemicals PCL	83,800	17,632
*	SNC Former PCL	53,600	9,292
	Somboon Advance Technology PCL	57,400	20,582
	SPCG PCL	88,600	22,974
#	Sri Trang Agro-Industry PCL	152,900	93,793
	Sri Trang Gloves Thailand PCL	145,600	45,736
	Srithai Superware PCL	235,400	9,487
*	Star Petroleum Refining PCL	286,000	56,785
	Supalai PCL	252,825	146,848
*	Super Energy Corp. PCL	5,131,000	42,575
	Susco PCL	189,100	17,820
*	Tata Steel Thailand PCL	749,600	15,550
	Thai Oil PCL	226,100	274,710
#	Thai Union Group PCL, Class F	409,300	181,938
	Thaicom PCL	123,400	53,390
	Thaifoods Group PCL, Class F	153,700	18,583
	Thoresen Thai Agencies PCL	173,400	28,262
	Tipco Asphalt PCL (TASCO/F TB)	34,400	18,553
	TKS Technologies PCL	46,640	9,744
	TPI Polene PCL	654,800	22,703
	TPI Polene Power PCL	232,700	20,963
	Triple i Logistics PCL	97,600	17,932
	Univanich Palm Oil PCL	46,900	12,717
	Vanachai Group PCL	89,800	8,888
	Workpoint Entertainment PCL	20,800	5,363

TOTAL THAILAND			3,576,052

TURKEY — (0.2%)
	Akcansa Cimento AS	2,596	11,783
	Aksa Akrilik Kimya Sanayii AS	49,968	12,187

		Shares	Value»
TURKEY — (Continued)
*	Albaraka Turk Katilim Bankasi AS	310,912	$47,709
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	9,965
*	Anadolu Anonim Turk Sigorta Sirketi	27,531	69,069
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	42,932
	Anadolu Hayat Emeklilik AS	11,468	30,120
	Aygaz AS	6,107	26,881
*	Bera Holding AS	140,066	52,926
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,580	50,674
	Bursa Cimento Fabrikasi AS	156,049	29,138
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	16,432
	Cimsa Cimento Sanayi VE Ticaret AS	114,373	116,442
	Deva Holding AS	3,409	6,647
*	Esenboga Elektrik Uretim AS	14,153	8,556
	Global Yatirim Holding AS	75,066	36,136
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	10,362
*	Info Yatirim AS	20,410	5,006
	Is Yatirim Menkul Degerler AS, Class A	50,143	47,071
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,149	43,769
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	122,986
*	Kordsa Teknik Tekstil AS	15,368	32,536
*	Petkim Petrokimya Holding AS	85,208	46,266
*	Reysas Tasimacilik ve Lojistik Ticaret AS	81,664	33,812

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,877	$7,417
	Sekerbank Turk AS	257,072	30,776
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	23,754
*	TAV Havalimanlari Holding AS	9,432	63,367
*	Tekfen Holding AS	12,587	27,670
*	Tukas Gida Sanayi ve Ticaret AS	50,606	9,753
	Turkiye Sigorta AS	149,024	56,131
*	Ulker Biskuvi Sanayi AS	4,899	17,962
	Vestel Beyaz Esya Sanayi ve Ticaret AS	23,287	11,682
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	22,897
*	Zorlu Enerji Elektrik Uretim AS	195,804	23,783

TOTAL TURKEY			1,204,597

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	23,229	56,463
	Abu Dhabi National Hotels	802,801	126,818
*	Abu Dhabi Ports Co. PJSC	89,171	129,898
	Agility Global PLC	709,268	240,937
	Agthia Group PJSC	28,620	59,191
*	Ajman Bank PJSC	36,368	17,219
	Amanat Holdings PJSC	220,573	66,570
*	Aramex PJSC	56,326	35,117
*	Dana Gas PJSC	1,058,235	194,427
	Deyaar Development PJSC	379,056	73,345
	Dubai Financial Market PJSC	214,538	74,055
	Dubai Investments PJSC	448,790	258,858
	Dubai Islamic Bank PJSC	351,952	598,062
	Emaar Development PJSC	112,658	284,177
	Emaar Properties PJSC	18,563	43,889

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	EMSTEEL Building Materials PJSC	272,993	$99,422
*	Ghitha Holding PJSC	6,983	45,078
*	Manazel PJSC	339,566	30,629
	National Central Cooling Co. PJSC	34,895	30,811
	RAK Properties PJSC	242,210	78,323
	Ras Al Khaimah Ceramics	90,792	61,748
*	Union Properties PJSC	502,430	47,136

TOTAL UNITED ARAB EMIRATES			2,652,173

UNITED KINGDOM — (10.0%)
*	Accesso Technology Group PLC	12,899	85,176
	Advanced Medical Solutions Group PLC	46,372	136,231
	AG Barr PLC	25,691	206,761
*	Alliance Pharma PLC	336,260	195,069
	Ashmore Group PLC	57,074	156,097
#*Ω	Aston Martin Lagonda Global Holdings PLC	29,307	43,232
	Atalaya Mining PLC	9,647	45,663
	Avon Technologies PLC	7,877	124,907
Ω	Bakkavor Group PLC	66,402	128,755
	Balfour Beatty PLC	184,807	1,056,220
	Bank of Georgia Group PLC	13,268	713,390
	Barratt Redrow PLC	512,244	2,951,338
	Beazley PLC	157,760	1,537,887
	Begbies Traynor Group PLC	22,710	27,086
	Bellway PLC	41,069	1,499,789
	Berkeley Group Holdings PLC	9,773	557,695
	Bloomsbury Publishing PLC	23,004	201,050
	Bodycote PLC	52,083	369,948
#*	boohoo Group PLC	179,212	68,207
	Braemar PLC	4,667	14,411
	Breedon Group PLC	89,848	509,740
	Brooks Macdonald Group PLC	4,090	88,844
	C&C Group PLC	98,194	186,403
	Capital Ltd.	44,660	49,892
	Card Factory PLC	91,534	99,499
	Carr’s Group PLC	21,628	30,304
	Castings PLC	4,281	14,995
	Centamin PLC	593,743	1,218,114

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Centaur Media PLC	16,082	$4,865
	Central Asia Metals PLC	19,862	44,852
	Centrica PLC	1,664,091	2,519,068
	Chemring Group PLC	72,138	332,746
	Chesnara PLC	46,343	150,837
*	Close Brothers Group PLC	18,877	55,617
Ω	CMC Markets PLC	23,524	92,733
	Costain Group PLC	71,767	96,856
	Cranswick PLC	8,024	525,651
	Crest Nicholson Holdings PLC	79,259	172,886
*	Currys PLC	765,195	814,924
	DCC PLC	14,757	933,588
	DFS Furniture PLC	52,954	89,896
*	Dialight PLC	7,087	12,602
	Direct Line Insurance Group PLC	308,854	653,078
	DiscoverIE Group PLC	24,510	209,320
	Diversified Energy Co. PLC (DEC LN)	2,073	25,031
	Dowlais Group PLC	341,366	216,080
	Dr. Martens PLC	42,176	29,729
	Drax Group PLC	112,465	905,913
	DS Smith PLC	416,595	2,928,935
	easyJet PLC	72,083	475,004
	Ecora Resources PLC	39,458	31,698
	Elementis PLC	210,157	362,837
*	EnQuest PLC	461,725	72,949
	Entain PLC	38,811	373,265
	Epwin Group PLC	13,108	17,909
	Essentra PLC	164,507	315,519
	Firstgroup PLC	245,111	422,038
	Flowtech Fluidpower PLC	7,489	8,442
Ω	Forterra PLC	56,866	140,871
	Foxtons Group PLC	108,086	82,026
*	Frasers Group PLC	12,261	121,256
	Fresnillo PLC	51,284	488,003
*	Frontier Developments PLC	3,815	13,008
	Fuller Smith & Turner PLC, Class A	11,027	101,056
*	Fund Technologies PLC	3,817	85,859
	Future PLC	22,279	252,253
	Galliford Try Holdings PLC	29,015	145,098
	GB Group PLC	68,255	299,324
	Genuit Group PLC	80,123	484,427
	Genus PLC	6,006	162,339
*	Georgia Capital PLC	13,296	173,903

		Shares	Value»
UNITED KINGDOM — (Continued)
	Gooch & Housego PLC	2,695	$16,582
	Goodwin PLC	372	33,102
	Grafton Group PLC, CDI	68,236	882,595
	Grainger PLC	222,491	653,742
*	Greencore Group PLC	148,586	399,595
*	Griffin Mining Ltd.	5,698	10,818
	Gulf Keystone Petroleum Ltd.	119,124	198,375
*	Gulf Marine Services PLC	55,013	12,264
*Ω	Gym Group PLC	57,218	113,753
	H&T Group PLC	15,070	71,948
	Halfords Group PLC	56,792	122,336
	Harbour Energy PLC	79,183	281,739
	Hargreaves Services PLC	7,040	49,688
	Harworth Group PLC	35,731	81,887
	Helical PLC	25,895	66,653
	Henry Boot PLC	29,243	85,893
	Hikma Pharmaceuticals PLC	21,202	507,783
	Hill & Smith PLC	39	1,020
	Hiscox Ltd.	87,828	1,221,180
*	Hochschild Mining PLC	102,345	302,282
	Hunting PLC	47,233	182,482
	I3 Energy PLC	82,699	13,631
Ω	Ibstock PLC	92,007	238,317
	Inchcape PLC	94,027	869,673
*	International Distribution Services PLC	189,152	823,082
	Investec PLC	200,205	1,541,452
	iomart Group PLC	26,534	29,519
#*	IQE PLC	84,760	13,046
	ITV PLC	978,292	931,637
	J Sainsbury PLC	531,830	1,830,982
*	James Fisher & Sons PLC	12,277	53,808
	JET2 PLC	2,505	46,557
*	John Wood Group PLC	194,974	318,600
	Johnson Matthey PLC	47,147	907,238
	Johnson Service Group PLC	123,460	237,855
	Jupiter Fund Management PLC	120,501	125,556

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Just Eat Takeaway.com NV (JET LN)	9,105	$104,050
	Just Group PLC	337,292	581,828
	Keller Group PLC	38,494	806,823
	Kier Group PLC	121,707	225,180
	Kingfisher PLC	587,635	2,222,320
	Knights Group Holdings PLC	8,419	13,523
	Lancashire Holdings Ltd.	70,702	573,584
	Learning Technologies Group PLC	104,180	121,350
	London Investment Group PLC	9,126	44,979
	Macfarlane Group PLC	49,928	72,018
	Man Group PLC	249,859	639,438
	Marks & Spencer Group PLC	447,168	2,169,612
	Marshalls PLC	38,312	167,495
*	Marston’s PLC	333,418	164,430
	Mears Group PLC	41,476	181,919
	Midwich Group PLC	8,156	29,793
*	Mitchells & Butlers PLC	177,157	572,826
	MJ Gleeson PLC	13,829	108,171
*	Mobico Group PLC	101,804	91,075
	Mondi PLC	119,950	1,942,375
	Morgan Advanced Materials PLC	58,901	182,702
	Morgan Sindall Group PLC	13,469	650,727
	MP Evans Group PLC	11,582	137,730
*	N Brown Group PLC	6,931	3,506
	NCC Group PLC	80,607	160,400
*	Nexxen International Ltd. (NEXN LN)	14,291	55,948
*	Nexxen International Ltd. (NEXN US), ADR	2,814	22,231
	Norcros PLC	25,348	89,457
*	Ocado Group PLC	62,336	280,773
Ω	On the Beach Group PLC	12,243	22,863
	OSB Group PLC	119,548	541,143
*	Oxford Biomedica PLC	4,168	21,473
	Pan African Resources PLC	465,482	216,870
#	Pearson PLC (PSO US), Sponsored ADR	18,663	272,480

		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon PLC	88,805	$1,682,968
*	Petra Diamonds Ltd.	40,127	18,444
	Pets at Home Group PLC	141,097	538,533
	Pharos Energy PLC	110,849	31,139
	Phoenix Group Holdings PLC	82,960	527,016
	Pinewood Technologies Group PLC	21,544	92,139
*	Playtech PLC	74,007	692,610
	Porvair PLC	8,409	72,805
	PPHE Hotel Group Ltd.	3,492	56,464
	Premier Foods PLC	232,062	561,615
	QinetiQ Group PLC	83,275	491,572
*	Rank Group PLC	84,921	95,933
	Reach PLC	211,894	253,262
	Renewi PLC	14,885	116,607
	RHI Magnesita NV	1,599	66,210
	Ricardo PLC	19,522	105,203
	Robert Walters PLC	12,250	59,068
	RWS Holdings PLC	81,336	155,500
#*	S4 Capital PLC	66,612	32,039
Ω	Sabre Insurance Group PLC	57,957	101,827
*	Saga PLC	20,357	29,434
*††	Savannah Energy PLC	281,630	39,946
	Savills PLC	42,347	586,947
	Schroders PLC	106,011	469,717
	Secure Trust Bank PLC	2,297	16,804
	Senior PLC	125,663	212,840
	Serco Group PLC	305,215	689,636
	Severfield PLC	112,139	123,925
*	SIG PLC	116,537	34,510
*	Sigmaroc PLC	60,287	60,666
	Spectris PLC	10,357	337,213
	Speedy Hire PLC	154,998	66,071
Ω	Spire Healthcare Group PLC	96,087	266,690
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	40,078	92,663
	Tate & Lyle PLC	81,859	789,967
	Taylor Wimpey PLC	1,294,937	2,448,314
	TBC Bank Group PLC	13,065	463,308
#*	THG PLC	256,493	154,721
Ω	TI Fluid Systems PLC	94,853	208,618
	TP ICAP Group PLC	348,115	1,012,572
	Travis Perkins PLC	89,620	933,168
	Treatt PLC	6,350	41,195
	TT Electronics PLC	106,020	108,498

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	110,788	$96,581
	Vesuvius PLC	74,859	344,170
	Victrex PLC	8,163	89,712
*	Vistry Group PLC	118,116	1,388,072
	Volex PLC	3,494	14,735
	Vp PLC	3,924	29,747
*Ω	Watches of Switzerland Group PLC	37,764	198,528
*	Watkin Jones PLC	53,498	17,958
	Wickes Group PLC	14,524	30,085
*	Xaar PLC	20,729	22,913
*	XP Power Ltd.	1,533	24,142
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	7,717	87,650
	Young & Co.’s Brewery PLC (YNGN LN)	3,177	25,633
	Zigup PLC	97,817	446,028
	Zotefoams PLC	12,016	55,771

TOTAL UNITED KINGDOM			72,338,858

UNITED STATES — (0.2%)
*	ADTRAN Holdings, Inc.	9,022	58,282
*	Alcoa Corp., CDI	11,857	467,601
	Smurfit WestRock PLC	12,131	624,747

TOTAL UNITED STATES			1,150,630

TOTAL COMMON STOCKS			708,556,834

PREFERRED STOCKS — (0.3%)

BRAZIL — (0.1%)
*	Alpargatas SA	8,400	10,418
	Banco ABC Brasil SA, 7.270%	27,390	99,119
Ω	Banco BMG SA, 14.617%	30,400	21,140
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	59,637	116,057
	Banco Pan SA, 2.531%	51,165	75,231
	Banco Pine SA, 13.114%	12,300	9,787

	Shares	Value»
BRAZIL — (Continued)
Cia de Ferro Ligas da Bahia FERBASA, 5.891%	31,600	$41,325
Eucatex SA Industria e Comercio, 6.457%	14,000	34,752
Gerdau SA, 4.781%	73,309	232,067
Grazziotin SA, 10.240%	1,681	7,296
Raizen SA, 5.546%	46,676	22,608
Randon SA Implementos e Participacoes, 4.800%	39,954	73,952
Schulz SA, 6.962%	9,400	10,212
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	76,300	87,243

TOTAL BRAZIL		841,207

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA, 5.895%	3,627	19,048

GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA, 4.050%	762	37,054
Einhell Germany AG, 1.469%	999	72,129
Jungheinrich AG, 2.998%	12,569	344,044
Porsche Automobil Holding SE, 6.732%	6,162	255,990
Sixt SE, 6.877%	4,534	283,513
STO SE & Co. KGaA, 4.132%	583	77,335
Villeroy & Boch AG, 6.344%	889	15,899

TOTAL GERMANY		1,085,964

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	14,939

TOTAL PREFERRED STOCKS		1,961,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Eureka Group Holdings Ltd. Rights 11/11/2024	12,627	$0
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	13,267	332

TOTAL AUSTRALIA			332

BRAZIL — (0.0%)
*	Banco Pine SA Rights 11/11/2024	376	8

CHINA — (0.0%)
*	Shougang Fushan Resources Group Ltd. Rights 11/05/2024	16,124	394

INDIA — (0.0%)
*	Hindware Home Innovation Ltd. Rights 11/22/2024	556	536

ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	239,509	0
*	Elica Dir Opz Az Ord Su Az Rights 11/29/2024	8,847	0
*	Fincantieri SpA Warrants 09/30/2026	8,307	1,455
*	Webuild SpA Warrants 08/02/2030	2,669	0

TOTAL ITALY			1,455

MALAYSIA — (0.0%)
*	VS Industry Bhd. Warrants 09/05/2026	37,250	1,403

SWITZERLAND — (0.0%)
*	GAM Holding AG Rights 11/13/2024	20,363	2,494

		Shares	Value»
TAIWAN — (0.0%)
*	Apex International Co. Ltd Rights	2,701	$0
*	Ching Feng Home Fashions Co. Ltd. Rights	497	98
*	Concord International Securities Co. Ltd. Rights	7,070	607
*	Fittech Co. Ltd. Rights	255	243
*	Fulltech Fiber Glass Corp. Rights	6,561	624
*	S-Tech Corp. Rights	1,870	50
*	Unitech Printed Circuit Board Corp. Rights	5,751	772
*	Wafer Works Corp. Rights 11/04/2024	4,068	336

TOTAL TAIWAN			2,730

THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	0
*	Better World Green PCL Warrants 08/13/2025	172,166	255
*	Northeast Rubber PCL Warrants 05/15/2026	30,000	676
*	VGI PCL Warrants 08/15/2025	64,750	2,533

TOTAL THAILAND			3,464

TOTAL RIGHTS/WARRANTS			12,816

TOTAL INVESTMENT SECURITIES (Cost $593,933,955)			710,530,808

			Value†

SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	1,131,403	13,085,810

TOTAL INVESTMENTS — (100.0%) (Cost $607,019,639)			$723,616,618

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $30,477,205 or 4.3% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	$		$		$		$
	Investments in Securities (Market Value)
	Level 1		Level 2		Level 3		Total
Assets
Common Stocks
Australia		—		$33,676,451		$5,914		$33,682,365
Austria		—		3,952,837		—		3,952,837
Belgium		—		8,439,368		—		8,439,368
Brazil		$4,877,814		—		—		4,877,814
Canada		59,582,986		89		—		59,583,075
Chile		—		412,245		—		412,245
China		1,165,319		47,970,192		42,588		49,178,099
Colombia		186,667		—		—		186,667
Denmark		—		16,057,535		—		16,057,535
Finland		—		11,604,242		—		11,604,242
France		120,376		27,982,460		—		28,102,836
Gabon		—		15,006		—		15,006
Germany		118,343		25,225,492		—		25,343,835
Greece		—		759,597		—		759,597
Hong Kong		—		6,603,042		12,080		6,615,122
Hungary		—		313,747		—		313,747
India		208,726		49,199,933		—		49,408,659
Indonesia		—		4,249,579		5,018		4,254,597
Ireland		—		6,097,811		—		6,097,811
Israel		185,940		4,648,431		—		4,834,371
Italy		596,640		23,825,281		—		24,421,921
Japan		100,254		112,222,217		—		112,322,471
Kuwait		—		1,010,624		—		1,010,624
Malaysia		—		4,230,491		26		4,230,517
Mexico		3,859,174		38,199		—		3,897,373
Netherlands		—		14,487,130		—		14,487,130
New Zealand		—		1,710,461		—		1,710,461
Norway		51,372		4,298,408		—		4,349,780
Philippines		—		1,033,226		23,842		1,057,068
Poland		—		1,916,889		—		1,916,889
Portugal		—		2,546,204		—		2,546,204
Qatar		—		1,801,988		—		1,801,988
Saudi Arabia		42,014		8,443,225		—		8,485,239
Singapore		—		4,863,793		—		4,863,793
South Africa		984,744		5,829,584		—		6,814,328
South Korea		4,014		20,353,375		8,714		20,366,103
Spain		—		13,151,346		—		13,151,346
Sweden		10,830		14,616,526		—		14,627,356
Switzerland		—		35,323,950		—		35,323,950
Taiwan		36,650		36,491,454		2,051		36,530,155
Thailand		1,784,541		1,789,774		1,737		3,576,052
Turkey		—		1,204,597		—		1,204,597
United Arab Emirates		—		2,652,173		—		2,652,173
United Kingdom		294,711		72,004,201		39,946		72,338,858
United States		624,747		525,883		—		1,150,630

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$841,207	—	—	$841,207
Colombia	19,048	—	—	19,048
Germany	—	$1,085,964	—	1,085,964
Philippines	—	14,939	—	14,939
Rights/Warrants
Australia	—	—	$332	332
Brazil	—	8	—	8
China	—	394	—	394
India	—	536	—	536
Italy	—	1,455	—	1,455
Malaysia	1,403	—	—	1,403
Switzerland	—	2,494	—	2,494
Taiwan	—	2,730	—	2,730
Thailand	931	2,533	—	3,464
Securities Lending Collateral	—	13,085,810	—	13,085,810

Total Investments in Securities	$75,698,451	$647,775,919	$142,248<>	$723,616,618

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.5%)
U.S. Core Equity 1 Portfolio	16,875,204	$716,014,906

INTERNATIONAL EQUITIES — (36.5%)
International Core Equity Portfolio	17,821,929	284,259,773
Emerging Markets Core Equity Portfolio	5,256,475	127,784,895

TOTAL INTERNATIONAL EQUITIES		412,044,668

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $628,362,759)		$1,128,059,574

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $36,432)	36,432	36,433

TOTAL INVESTMENTS — (100.0%) (Cost $628,399,191)		$1,128,096,007

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	$		$		$		$
	Investments in Securities (Market Value)
	Level 1		Level 2		Level 3		Total
Assets
Affiliated Investment Companies		$1,128,059,574		—		—		$1,128,059,574
Temporary Cash Investments		36,433		—		—		36,433

Total Investments in Securities		$1,128,096,007		—		—		$1,128,096,007

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (59.0%)
U.S. Core Equity 2 Portfolio	4,594,118	$174,484,596

INTERNATIONAL EQUITIES — (41.0%)
International Core Equity Portfolio	4,419,037	70,483,645
Emerging Markets Core Equity Portfolio	2,086,923	50,733,100

TOTAL INTERNATIONAL EQUITIES		121,216,745

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $150,457,181)		$295,701,341

As of October 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,127,562	EUR	16,341,000	UBS AG	11/04/24	$352,641
USD	669,128	SGD	867,000	Citibank, N.A.	11/05/24	12,529
USD	14,997,930	JPY	2,192,149,000	State Street Bank and Trust	11/05/24	570,202
JPY	2,192,149,000	USD	14,357,895	State Street Bank and Trust	11/05/24	69,833
USD	209,263	NZD	337,000	Citibank, N.A.	11/06/24	7,836
USD	4,286,236	AUD	6,374,000	State Street Bank and Trust	11/13/24	91,064
USD	496,935	NOK	5,444,000	Citibank, N.A.	11/15/24	1,993
USD	4,331,548	CAD	5,877,000	State Street Bank and Trust	11/21/24	107,995
USD	1,122,927	HKD	8,723,000	Bank of America Corp.	11/27/24	306
USD	632,972	HKD	4,912,000	Citibank, N.A.	11/27/24	815
USD	8,523,174	HKD	66,218,000	Royal Bank of Canada	11/27/24	1,140
USD	26,925	ILS	100,000	Citibank, N.A.	12/04/24	130
USD	495,660	ILS	1,825,000	Morgan Stanley and Co. International	12/04/24	6,645
USD	17,532,817	EUR	16,068,000	Royal Bank of Canada	01/03/25	9,210
USD	1,923,009	SEK	19,819,000	Barclays Capital	01/07/25	56,369
USD	5,153,162	CHF	4,379,000	Barclays Capital	01/09/25	44,155

Total Appreciation						$1,332,863

EUR	16,341,000	USD	17,784,074	Royal Bank of Canada	11/04/24	$(9,153)
USD	2,005,998	DKK	13,793,000	Citibank, N.A.	11/15/24	(6,462)
HKD	3,906,000	USD	503,042	HSBC Bank	11/27/24	(353)
HKD	4,555,000	USD	586,435	State Street Bank and Trust	11/27/24	(222)
USD	14,433,259	JPY	2,185,031,000	State Street Bank and Trust	01/06/25	(69,844)

Total (Depreciation)						$(86,034)

Total Appreciation (Depreciation)						$1,246,829

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of October 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	11	12/20/24	$3,119,884	$3,156,175	$36,291

Total Futures Contracts			$3,119,884	$3,156,175	$36,291

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$295,701,341	—	—	$295,701,341

Total Investments in Securities	$295,701,341	—	—	$295,701,341

Financial Instruments
Assets
Forward Currency Contracts**	—	$1,332,863	—	1,332,863
Futures Contracts**	36,291	—	—	36,291
Liabilities
Forward Currency Contracts**	—	(86,034)	—	(86,034)

Total Financial Instruments	$36,291	$1,246,829	—	$1,283,120

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$5,276,597,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,276,597,408

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,815,743,571

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,815,743,571

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$10,993,417,552

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,993,417,552

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.1%)
	AES Brasil Energia SA	1,125,927	$1,579,558
*	Allianca Saude e Participacoes SA	18,481	48,785
	Allied Tecnologia SA	96,340	126,489
	Allos SA	1,973,964	7,553,164
*	Allpark Empreendimentos Participacoes e Servicos SA	91,505	44,637
	Alupar Investimento SA	945,208	4,797,247
	Ambev SA (ABEV US), ADR	3,022,063	6,588,097
*	Ambipar Participacoes e Empreendimentos SA	18,840	421,390
*	Anima Holding SA	1,802,879	795,264
	Armac Locacao Logistica E Servicos SA	137,000	177,030
*	Atacadao SA	1,445,643	1,873,042
	Auren Energia SA	1,518,612	2,692,621
	Azzas 2154 SA	562,894	4,015,594
	B3 SA - Brasil Bolsa Balcao	6,561,216	12,053,506
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	4,285,064
	Banco BTG Pactual SA	1,118,892	6,294,239
	Banco do Brasil SA	5,882,474	26,792,634
	Banco Santander Brasil SA	613,371	2,886,002
	BB Seguridade Participacoes SA	1,658,662	9,832,785
	Bemobi Mobile Tech SA	232,678	620,646
*	Blau Farmaceutica SA	54,200	140,636
	Boa Safra Sementes SA	47,017	101,258
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	419,718	1,709,830
#*	Braskem SA, ADR, Class A	111,668	678,941
	Brava Energia	916,267	2,691,314
*	BRF SA	6,554,646	29,740,761

		Shares	Value»
BRAZIL — (Continued)
	Brisanet Participacoes SA	629,355	$337,491
*	C&A Modas SA	1,126,948	2,540,112
	Caixa Seguridade Participacoes SA	86,931	216,542
	Camil Alimentos SA	756,666	1,034,036
	CCR SA	4,234,647	8,973,417
	Centrais Eletricas Brasileiras SA	1,823,459	11,976,810
*	Cia Brasileira de Aluminio	805,427	810,875
*	Cia Brasileira de Distribuicao	1,813,695	941,218
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	12,850,647
	Cia de Saneamento de Minas Gerais Copasa MG	1,139,411	4,543,137
	Cia De Sanena Do Parana (SAPR11 BZ)	1,425,458	6,657,677
	Cia De Sanena Do Parana (SAPR3 BZ)	904,600	805,876
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	369,856	713,821
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,156,785
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	1,841,888	2,775,147
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,070,173	6,250,919
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,758,955	5,628,268
*	Cogna Educacao SA	13,965,794	3,406,350
*	Construtora Tenda SA	784,255	2,036,304
	Cosan SA	2,748,865	5,620,506
	CPFL Energia SA	441,246	2,501,277

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cruzeiro do Sul Educacional SA	748,275	$428,444
	CSU Digital SA	215,633	660,227
	Cury Construtora e Incorporadora SA	768,620	3,249,507
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,218,783	8,344,089
Ω	Desktop SA	271,856	626,394
	Dexco SA	3,088,908	4,424,252
*	Diagnosticos da America SA	167,757	76,901
	Dimed SA Distribuidora da Medicamentos	537,644	942,126
	Direcional Engenharia SA	532,359	2,880,553
	EcoRodovias Infraestrutura e Logistica SA	1,233,547	1,521,422
	Eletromidia SA	146,579	465,785
*	Embraer SA (EMBR3 BZ)	656,049	5,501,783
*	Embraer SA (ERJ US), Sponsored ADR	905,779	30,361,712
	Empreendimentos Pague Menos SA	1,281,216	636,076
	Energisa SA	1,102,659	8,230,507
*	Eneva SA	2,358,433	5,336,246
	Engie Brasil Energia SA	575,061	4,125,271
*	Enjoei SA	122,799	27,402
	Equatorial Energia SA	3,213,450	17,854,662
	Eternit SA	362,800	331,992
	Even Construtora e Incorporadora SA	826,719	862,342
	Ez Tec Empreendimentos e Participacoes SA	782,301	1,890,492
	Fleury SA	1,526,095	3,912,321
	Fras-Le SA	255,575	964,668
	Gerdau SA, Sponsored ADR	2,667,361	8,322,168
Ω	GPS Participacoes e Empreendimentos SA	1,048,098	3,093,039
	Grendene SA	1,473,282	1,355,820
*	Grupo Casas Bahia SA	449,813	320,578

		Shares	Value»
BRAZIL — (Continued)
	Grupo Mateus SA	2,410,331	$3,160,461
	Grupo SBF SA	609,823	1,528,540
	Guararapes Confeccoes SA	666,928	979,470
*Ω	Hapvida Participacoes e Investimentos SA	15,061,971	9,171,260
*	Hidrovias do Brasil SA	2,548,106	1,388,457
	Hospital Mater Dei SA	90,100	66,240
	Hypera SA	974,562	3,725,686
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	174,582	578,024
*	International Meal Co. Alimentacao SA, Class A	545,786	123,680
	Iochpe Maxion SA	927,757	1,635,358
	Irani Papel e Embalagem SA	771,360	1,010,084
*	IRB-Brasil Resseguros SA	507,520	3,804,927
	Jalles Machado SA	902,487	947,620
	JBS SA	2,723,270	16,963,613
	JHSF Participacoes SA	2,693,167	2,068,477
	JSL SA	383,165	526,936
	Kepler Weber SA	902,276	1,584,200
	Klabin SA	5,209,277	18,797,336
	Lavvi Empreendimentos Imobiliarios SA	354,400	519,869
	Localiza Rent a Car SA	607,701	4,417,235
	LOG Commercial Properties e Participacoes SA	220,977	864,657
*	Log-in Logistica Intermodal SA	246,000	1,124,700
	Lojas Quero-Quero SA	1,534,691	764,571
	Lojas Renner SA	5,316,628	17,078,618
*Ω	LWSA SA	2,721,331	1,953,593
	M Dias Branco SA	380,120	1,644,519
*	Magazine Luiza SA	1,044,521	1,709,279
	Mahle Metal Leve SA	64,100	331,982
	Marcopolo SA	914,768	1,034,888
*	Marfrig Global Foods SA	1,321,685	3,587,199
Ω	Meliuz SA	263,517	155,898

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	272,306	$167,692
	Mills Locacao Servicos e Logistica SA	1,248,913	2,268,433
*	Minerva SA	298,325	299,311
*	Moura Dubeux Engenharia SA	371,393	1,030,487
*	Movida Participacoes SA	1,364,346	1,416,056
*	MPM Corporeos SA	90,300	14,839
*	MRV Engenharia e Participacoes SA	2,764,349	3,309,051
*	Multilaser Industrial SA	266,400	74,654
	Multiplan Empreendimentos Imobiliarios SA	816,039	3,612,316
	Natura & Co. Holding SA	3,290,299	7,803,283
	Neoenergia SA	465,628	1,538,427
*	Oceanpact Servicos Maritimos SA	136,580	148,372
	Odontoprev SA	1,559,568	2,967,574
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	289,571
*	Orizon Valorizacao de Residuos SA	187,973	1,507,777
	Ouro Fino Saude Animal Participacoes SA	12,400	47,404
	Pet Center Comercio e Participacoes SA	850,269	726,587
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	1,045,520	14,062,244
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	406,993	5,034,503
	Petroleo Brasileiro SA (PETR3 BZ)	16,003,488	108,131,302
	Petroreconcavo SA	1,236,151	3,630,896
	Plano & Plano Desenvolvimento Imobiliario SA	272,300	665,100
	Porto Seguro SA	1,165,320	7,690,318
*	Portobello SA	518,834	375,154
	Positivo Tecnologia SA	610,182	676,584
	PRIO SA	2,811,625	19,931,221

		Shares	Value»
BRAZIL — (Continued)
*	Qualicorp Consultoria e Corretora de Seguros SA	561,144	$220,346
	Raia Drogasil SA	3,880,642	16,339,121
Ω	Rede D’Or Sao Luiz SA	450,297	2,286,966
	Romi SA	468,069	817,779
	Rumo SA	734,564	2,528,642
	Santos Brasil Participacoes SA	2,688,054	5,872,809
	Sao Carlos Empreendimentos e Participacoes SA	29,500	115,328
	Sao Martinho SA	1,315,694	5,762,662
#*	Sendas Distribuidora SA (ASAI US), ADR	112,571	731,711
*	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	7,951,206
*Ω	Ser Educacional SA	302,381	366,148
*	Serena Energia SA	581,368	834,706
*	Simpar SA	2,003,944	1,854,573
	SLC Agricola SA	1,597,036	4,699,198
	Smartfit Escola de Ginastica e Danca SA	824,477	3,116,266
#	Suzano SA (SUZ US), Sponsored ADR	59,174	607,718
	Suzano SA (SUZB3 BZ)	2,400,104	24,815,204
*	SYN prop e tech SA	241,434	352,907
	Tegma Gestao Logistica SA	242,109	1,236,323
	Telefonica Brasil SA (VIV US), ADR	78,887	718,660
	Telefonica Brasil SA (VIVT3 BZ)	542,493	4,939,859
	TIM SA	2,984,548	8,559,879
	TOTVS SA	864,930	4,464,618
	Transmissora Alianca de Energia Eletrica SA	1,750,839	10,606,373
	Tres Tentos Agroindustrial SA	346,690	681,877
	Trisul SA	450,379	412,134
	Tupy SA	657,319	2,655,019
	Ultrapar
	Participacoes SA (UGP US),
	Sponsored ADR	12,552	45,438

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	$9,757,663
Unifique Telecomunicacoes SA	840,307	562,540
Unipar Carbocloro SA	65,164	500,715
Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	689,629
Vale SA (VALE US), Sponsored ADR	1,040,592	11,134,334
Vale SA (VALE3 BZ)	8,041,867	86,332,280
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	525,737	2,179,923
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,797,024	1,955,280
Vibra Energia SA	4,685,217	18,081,474
Vittia Fertilizantes E Biologicos SA	35,895	34,213
Vivara Participacoes SA	382,900	1,693,638
Vulcabras SA	680,634	1,933,265
WEG SA	1,824,349	17,076,152
Wilson Sons SA	550,727	1,513,787
Wiz Co	348,603	350,358
XP, Inc., BDR	22,450	392,582
YDUQS Participacoes SA	2,244,096	4,118,711
* Zamp SA	2,043,463	848,365

TOTAL BRAZIL		892,479,440

CHILE — (0.4%)
Aguas Andinas SA, Class A	13,568,093	3,873,365
Banco de Chile (BCH US), ADR	323,576	7,506,966
Banco de Chile (CHILE CI)	8,969,120	1,041,836
Banco de Credito e Inversiones SA	160,011	4,680,770
Banco Santander Chile (BSAC US), ADR	286,880	5,605,635
Besalco SA	2,741,825	1,649,216
Camanchaca SA	49,415	1,806

		Shares	Value»
CHILE — (Continued)
*	CAP SA	647,113	$3,880,241
	Cementos BIO BIO SA	179,409	125,880
	Cencosud SA	4,611,462	9,489,786
	Cencosud Shopping SA	458,252	754,810
	Cia Cervecerias Unidas SA (CCU CI)	127,680	705,610
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	821,584
	Cia Sud Americana de Vapores SA	41,057,236	2,220,687
*	Clinica Las Condes SA	371	4,577
	Colbun SA	24,039,113	2,974,013
*	Cristalerias de Chile SA	59,157	175,192
	Embotelladora Andina SA, ADR, Class B	88,695	1,544,180
	Empresa Nacional de Telecomunicaciones SA	1,371,201	4,476,384
	Empresas CMPC SA	3,064,114	4,879,967
	Empresas Copec SA	644,885	4,068,808
*	Empresas Hites SA	1,398,342	113,928
	Enel Americas SA (ENELAM CI)	38,683,278	3,620,358
	Enel Chile SA (ENELCHIL CI)	45,932,753	2,435,679
	Enel Chile SA (ENIC US), ADR	24,772	67,875
*	Engie Energia Chile SA	2,122,451	1,978,812
*	Falabella SA	734,096	2,629,317
	Forus SA	455,509	845,435
	Grupo Security SA	6,164,285	1,689,749
	Instituto de Diagnostico SA	4,394	6,976
	Inversiones Aguas Metropolitanas SA	3,027,558	2,245,982
	Inversiones La Construccion SA	234,066	1,823,148
*	Masisa SA	3,525,317	60,328
	Molibdenos y Metales SA	84,693	300,856
	Multiexport Foods SA	3,567,240	723,609
	Parque Arauco SA	3,296,695	5,394,144
	PAZ Corp. SA	1,378,694	686,569
	Plaza SA	629,705	1,025,612

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
*	Ripley Corp. SA	6,563,570	$1,875,236
	Salfacorp SA	3,714,890	2,210,211
	Sigdo Koppers SA	1,861,026	2,006,392
	SMU SA	14,099,615	2,175,231
	Sociedad Matriz SAAM SA	25,942,048	2,778,307
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	254,657	9,776,282
*	Socovesa SA	1,574,885	127,373
	SONDA SA	4,085,593	1,490,634
	Vina Concha y Toro SA	2,965,338	3,425,920

TOTAL CHILE			111,995,276

CHINA — (24.5%)
	360 Security Technology, Inc., Class A	569,234	773,599
	361 Degrees International Ltd.	7,375,000	3,806,173
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	488,534	1,120,442
*	3D Medicines, Inc.	63,000	18,645
Ω	3SBio, Inc.	14,398,500	10,800,055
*	5I5J Holding Group Co. Ltd., Class A	1,880,900	941,070
	AAC Technologies Holdings, Inc.	6,511,500	26,299,971
*	ABA Chemicals Corp., Class A	55,100	68,373
	Accelink Technologies Co. Ltd., Class A	38,635	246,918
*	ADAMA Ltd., Class A	304,000	314,423
*	Addsino Co. Ltd., Class A	359,400	425,829
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	121,008
	Advanced Technology & Materials Co. Ltd., Class A	528,400	805,818
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	494,834

		Shares	Value»
CHINA — (Continued)
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	$1,235,326
	AECC Aviation Power Co. Ltd., Class A	103,572	622,659
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	397,211	776,795
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	181,700	470,049
#*	Agile Group Holdings Ltd.	11,990,465	1,430,239
*	Agora, Inc., ADR	92,804	261,707
	Agricultural Bank of China Ltd., Class H	82,169,460	40,373,647
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	2,346,623
#*	AIM Vaccine Co. Ltd.	99,400	96,331
#*Ω	AInnovation Technology Group Co. Ltd.	233,300	156,466
#*	Air China Ltd., Class H	3,568,000	2,008,145
	Aisino Corp., Class A	519,800	742,358
	Ajisen China Holdings Ltd.	4,413,000	498,332
#Ω	AK Medical Holdings Ltd.	2,710,000	1,666,132
*Ω	Akeso, Inc.	1,526,000	12,299,477
	Alibaba Group Holding Ltd. (9988 HK)	25,685,366	314,191,273
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	68,314,301
*	Alibaba Health Information Technology Ltd.	1,140,000	576,518
#*	Alibaba Pictures Group Ltd.	92,130,000	5,739,670
#Ω	A-Living Smart City Services Co. Ltd.	4,929,750	1,991,261
*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	69,002

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	372,400	$442,951
	Aluminum Corp. of China Ltd., Class H	22,100,000	14,081,038
	Amlogic Shanghai Co. Ltd., Class A	51,696	505,345
	Amoy Diagnostics Co. Ltd., Class A	199,606	677,659
	An Hui Wenergy Co. Ltd., Class A	828,339	907,729
*	ANE Cayman, Inc.	709,000	761,988
*	Angang Steel Co. Ltd., Class H	15,025,908	2,910,222
	Angel Yeast Co. Ltd., Class A	190,400	974,647
#Ω	Angelalign Technology, Inc.	60,400	474,569
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	444,703
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	518,095
	Anhui Conch Cement Co. Ltd., Class H	3,090,000	8,975,961
	Anhui Construction Engineering Group Co. Ltd., Class A	1,301,016	887,856
#	Anhui Expressway Co. Ltd., Class H	2,510,000	2,796,623
	Anhui Guangxin Agrochemical Co. Ltd., Class A	435,272	661,771
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	1,467,348
	Anhui Heli Co. Ltd., Class A	408,400	1,030,966
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,113,157	1,477,309
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	338,995	688,597
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	416,508

		Shares	Value»
CHINA — (Continued)
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	178,200	$1,025,570
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	949,406
	Anhui Jinhe Industrial Co. Ltd., Class A	210,782	682,060
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	983,035
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	1,109,406
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	399,232	526,792
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	864,000	772,698
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	242,772
	Anhui Xinhua Media Co. Ltd., Class A	739,600	770,811
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,691,513
	Anhui Yingliu Electromechanical Co. Ltd., Class A	304,200	642,164
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	1,702,678
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	49,921	1,081,797
	Anjoy Foods Group Co. Ltd., Class A	91,834	1,106,351
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,027,155
	ANTA Sports Products Ltd	4,172,400	44,532,786
	Anton Oilfield Services Group	22,048,000	1,643,851
*	Anyang Iron & Steel, Inc., Class A	424,900	122,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	176,500	$625,751
	Aotecar New Energy Technology Co. Ltd., Class A	1,618,700	659,140
*	Aowei Holdings Ltd.	187,000	8,444
	Apeloa Pharmaceutical Co. Ltd., Class A	400,000	907,205
	ApicHope Pharmaceutical Co. Ltd., Class A	208,590	451,974
	Appotronics Corp. Ltd., Class A	34,837	80,141
	APT Medical, Inc., Class A	16,505	862,471
	APT Satellite Holdings Ltd.	2,260,000	615,632
	Arcsoft Corp. Ltd., Class A	14,806	72,467
	Arctech Solar Holding Co. Ltd., Class A	34,945	418,242
*Ω	Arrail Group Ltd.	138,000	58,245
#*Ω	Ascletis Pharma, Inc.	871,000	162,316
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	664,075
	Asia Cement China Holdings Corp.	3,848,000	1,176,707
#Ω	AsiaInfo Technologies Ltd.	1,446,800	954,574
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	311,300	353,931
	Asymchem Laboratories Tianjin Co. Ltd., Class A	44,860	523,844
	Aurisco Pharmaceutical Co. Ltd., Class A	74,800	232,569
	Autel Intelligent Technology Corp. Ltd., Class A	177,112	759,872
	Autobio Diagnostics Co. Ltd., Class A	70,755	447,576
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	2,519,602

		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	1,167,600	$680,381
	AviChina Industry & Technology Co. Ltd., Class H	19,743,212	10,604,696
	Avicopter PLC, Class A	66,300	391,479
	Bafang Electric Suzhou Co. Ltd., Class A	91,827	275,527
Ω	BAIC Motor Corp. Ltd., Class H	18,220,000	5,031,775
*	Baidu, Inc. (9888 HK), Class A	1,054,900	12,037,275
#*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	28,940,528
Ω	BAIOO Family Interactive Ltd.	7,872,000	257,586
*Ω	Bairong, Inc.	375,000	475,779
	Baiyin Nonferrous Group Co. Ltd., Class A	1,170,600	510,668
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,626,025
	Bank of Changsha Co. Ltd., Class A	1,032,947	1,238,247
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,848,623
	Bank of China Ltd., Class H	175,981,702	83,526,148
	Bank of Chongqing Co. Ltd., Class H	4,656,000	3,383,590
	Bank of Communications Co. Ltd., Class H	19,571,618	14,823,246
*	Bank of Gansu Co. Ltd., Class H	80,000	2,876
	Bank of Guiyang Co. Ltd., Class A	1,097,100	925,675
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	1,963,197
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	5,482,729
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,655,539
	Bank of Ningbo Co. Ltd., Class A	1,555,049	5,590,870
Ω	Bank of Qingdao Co. Ltd., Class H	525,000	183,844

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Shanghai Co. Ltd., Class A	2,128,012	$2,319,932
	Bank of Suzhou Co. Ltd., Class A	832,459	893,989
	Bank of Xi’an Co. Ltd., Class A	783,069	399,001
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	122,271	216,296
	Baoji Titanium Industry Co. Ltd., Class A	99,700	429,193
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	4,568,336
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	551,779
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	828,540
	Baoxiniao Holding Co. Ltd., Class A	1,125,352	645,498
*	Baoye Group Co. Ltd., Class H	1,560,440	871,002
*	Baozun, Inc. (9991 HK), Class A	21,000	21,382
*	Baozun, Inc. (BZUN US), Sponsored ADR	310,903	973,126
	BBMG Corp., Class H	18,444,404	1,872,605
*	Be Friends Holding Ltd.	1,212,000	163,571
	Bear Electric Appliance Co. Ltd., Class A	84,796	537,073
	Beauty Farm Medical & Health Industry, Inc.	20,500	45,383
	Befar Group Co. Ltd., Class A	1,117,900	623,574
	Beibuwan Port Co. Ltd., Class A	810,445	914,096
*	BeiGene Ltd. (6160 HK)	262,000	4,126,383
#*	BeiGene Ltd. (BGNE US), ADR	5,202	1,054,133

		Shares	Value»
CHINA — (Continued)
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	$469,449
	Beijing Balance Medical Technology Co. Ltd., Class A	12,696	213,483
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	84,862	289,515
*	Beijing Capital Development Co. Ltd., Class A	1,531,900	632,671
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	2,033,327
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	5,067,353
	Beijing Career International Co. Ltd., Class A	108,418	298,708
	Beijing Changjiu Logistics Corp., Class A	82,900	88,586
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	368,250	375,698
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	665,754
	Beijing CTJ Information Technology Co. Ltd., Class A	115,260	489,061
*	Beijing Cuiwei Tower Co. Ltd., Class A	313,600	404,058
	Beijing Dabeinong Technology Group Co. Ltd., Class A	591,900	393,460
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	387,532

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	151,000	$883,721
	Beijing eGOVA Co. Ltd., Class A	217,260	627,006
	Beijing Energy International Holding Co. Ltd.	22,760,000	482,319
	Beijing Enterprises Holdings Ltd.	3,690,028	12,089,795
	Beijing Enterprises Water Group Ltd.	31,458,469	9,366,382
	Beijing Gehua CATV Network Co. Ltd., Class A	794,800	833,116
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	1,043,728	776,048
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	777,647
	Beijing Haohua Energy Resource Co. Ltd., Class A	401,000	480,796
*	Beijing Health Holdings Ltd.	13,284,000	142,609
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	319,368
*	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	1,182,826
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,773,838
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,375,770	613,164
	Beijing Kingsoft Office Software, Inc., Class A	19,457	703,428
*	Beijing Leike Defense Technology Co. Ltd., Class A	654,500	473,469
	Beijing New Building Materials PLC, Class A	406,679	1,783,040
	Beijing North Star Co. Ltd., Class H	5,940,000	662,907

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	665,755	$935,931
	Beijing Oriental Jicheng Co. Ltd., Class A	166,400	703,361
	Beijing Originwater Technology Co. Ltd., Class A	664,873	472,717
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	541,285
	Beijing Relpow Technology Co. Ltd., Class A	266,542	503,558
	Beijing Roborock Technology Co. Ltd., Class A	31,413	1,041,602
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	395,602
	Beijing Sanyuan Foods Co. Ltd., Class A	765,200	464,490
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	255,300	283,751
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	180,566
	Beijing Shougang Co. Ltd., Class A	1,391,400	641,474
*	Beijing Shunxin Agriculture Co. Ltd., Class A	257,200	646,592
	Beijing Sifang Automation Co. Ltd., Class A	108,800	277,185
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	857,508
*	Beijing Sinohytec Co. Ltd., Class H	3,990	11,838
	Beijing SL Pharmaceutical Co. Ltd., Class A	514,965	529,350

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	1,001,145	$597,596
	Beijing Strong Biotechnologies, Inc., Class A	370,505	716,539
	Beijing SuperMap Software Co. Ltd., Class A	150,100	410,895
*	Beijing Teamsun Technology Co. Ltd., Class A	418,180	346,265
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	719,205
	Beijing Tiantan Biological Products Corp. Ltd., Class A	94,644	286,369
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	1,908,020
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	899,072
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	1,176,600
	Beijing United Information Technology Co. Ltd., Class A	343,074	1,276,628
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	373,158
	Beijing Wandong Medical Technology Co. Ltd., Class A	38,500	77,059
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	133,602	1,339,264
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	499,937

		Shares	Value»
CHINA — (Continued)
	Beijing WKW Automotive Parts Co. Ltd., Class A	842,200	$397,638
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,097,915
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	531,956
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	522,405	746,756
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,226,452	4,751,551
*	Beiqi Foton Motor Co. Ltd., Class A	3,112,600	1,174,982
*	Bengang Steel Plates Co. Ltd., Class A	657,918	343,164
	Best Pacific International Holdings Ltd., Class H	1,450,000	491,817
	Bestore Co. Ltd., Class A	270,452	465,997
*	Bestway Marine & Energy Technology Co. Ltd., Class A	874,400	700,849
	Bethel Automotive Safety Systems Co. Ltd., Class A	98,700	672,591
	Betta Pharmaceuticals Co. Ltd., Class A	55,156	357,798
	Beyondsoft Corp., Class A	221,300	423,282
	BGI Genomics Co. Ltd., Class A	91,500	588,926
	Biem.L.Fdlkk Garment Co. Ltd., Class A	255,400	704,804
	Binhai Investment Co. Ltd.	1,401,053	212,088
	Binjiang Service Group Co. Ltd.	405,000	953,135
	Black Peony Group Co. Ltd., Class A	623,982	426,294

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	44,950	$379,680
#Ω	Blue Moon Group Holdings Ltd.	1,719,000	667,679
*	Blue Sail Medical Co. Ltd., Class A	592,028	454,020
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	617,047	633,792
	Bluestar Adisseo Co., Class A	158,300	244,961
Ω	BOC Aviation Ltd.	1,253,500	9,722,167
	BOC International China Co. Ltd., Class A	334,200	544,518
*	BOE HC SemiTek Corp.	581,200	512,358
	BOE Technology Group Co. Ltd., Class A	9,193,679	6,034,184
#	BOE Varitronix Ltd.	2,317,000	1,637,207
*	Bohai Leasing Co. Ltd., Class A	3,839,185	1,798,491
	Bomin Electronics Co. Ltd., Class A	226,700	290,604
	Bosideng International Holdings Ltd.	24,350,157	13,654,233
	Boyaa Interactive International Ltd.	381,000	89,904
	Bright Dairy & Food Co. Ltd., Class A	641,369	759,094
	BrightGene Bio-Medical Technology Co. Ltd., Class A	123,412	522,743
#*	Brii Biosciences Ltd .	186,500	24,746
††	Brilliance China Automotive Holdings Ltd.	20,104,000	6,489,430
	Bros Eastern Co. Ltd., Class A	188,700	141,028
	B-Soft Co. Ltd., Class A	767,215	609,004
	BTG Hotels Group Co. Ltd., Class A	517,771	1,010,646
	BYD Co. Ltd., Class H	2,014,800	72,771,764

		Shares	Value»
CHINA — (Continued)
	BYD Electronic International Co. Ltd.	3,554,222	$15,231,317
	By-health Co. Ltd., Class A	343,429	614,429
*	C C Land Holdings Ltd.	13,761,530	2,125,472
#	C&D International Investment Group Ltd.	3,840,030	7,266,470
	C&D Property Management Group Co. Ltd.	847,000	275,864
	C&S Paper Co. Ltd., Class A	539,890	539,346
	Caitong Securities Co. Ltd., Class A	800,190	930,102
	Camel Group Co. Ltd., Class A	858,100	1,032,130
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	1,014,368	508,943
	Canmax Technologies Co. Ltd., Class A	316,080	1,046,839
	Canny Elevator Co. Ltd., Class A	499,100	444,220
*Ω	CanSino Biologics, Inc., Class H	386,600	1,405,026
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,568,877
*††	Capital Environment Holdings Ltd.	13,364,000	144,760
#*Ω	CARsgen Therapeutics Holdings Ltd.	127,000	83,544
	Castech, Inc., Class A	179,157	781,986
	Cathay Biotech, Inc., Class A	46,659	309,057
	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	650,617
	CCS Supply Chain Management Co. Ltd., Class A	651,300	411,149
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,195,800	870,967

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	1,906,790	$893,561
	Center International Group Co. Ltd., Class A	141,500	210,835
	Central China Land Media Co. Ltd., Class A	379,543	576,284
††	Central China Management Co. Ltd.	6,510,074	66,992
	Central China New Life Ltd.	2,033,000	335,971
	Central China Securities Co. Ltd., Class H	6,631,000	1,580,844
*	CETC Chips Technology, Inc., Class A	132,200	280,327
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	283,640
	CETC Digital Technology Co. Ltd., Class A	277,865	942,248
#	CGN New Energy Holdings Co. Ltd.	14,124,000	4,174,135
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	528,225
Ω	CGN Power Co. Ltd., Class H	24,536,000	8,819,171
	Changchun Faway Automobile Components Co. Ltd., Class A	518,610	658,466
	Changchun High-Tech Industry Group Co. Ltd., Class A	93,118	1,364,974
	Changchun UP Optotech Co. Ltd., Class A	63,500	381,973
	Changhong Meiling Co. Ltd., Class A	463,500	576,619
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	525,125	234,260

		Shares	Value»
CHINA — (Continued)
	Changjiang Publishing & Media Co. Ltd., Class A	694,600	$810,897
	Changjiang Securities Co. Ltd., Class A	1,004,899	998,000
	Changshu Fengfan Power Equipment Co. Ltd., Class A	30,300	20,984
*	ChangYuan Technology Group Ltd., Class A	433,400	351,732
	Changzheng Engineering Technology Co. Ltd., Class A	197,700	440,233
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	581,372
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	987,866
*	Chanjet Information Technology Co. Ltd., Class H	50,100	27,019
	Chaoju Eye Care Holdings Ltd.	898,500	329,969
	Chaowei Power Holdings Ltd.	4,832,000	889,358
	Chaozhou Three-Circle Group Co. Ltd., Class A	300,473	1,569,123
Ω	Cheerwin Group Ltd.	357,500	93,055
*	Chen Lin Education Group Holdings Ltd.	628,000	114,060
	Cheng De Lolo Co. Ltd., Class A	639,500	781,519
	Chengdu ALD Aviation Manufacturing Corp., Class A	77,820	199,429
	Chengdu B-Ray Media Co. Ltd., Class A	378,300	253,062
*	Chengdu CORPRO Technology Co. Ltd., Class A	64,700	158,822
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	249,430	468,588

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	$399,819
	Chengdu Guibao Science & Technology Co. Ltd., Class A	172,300	347,989
	Chengdu Hongqi Chain Co. Ltd., Class A	978,900	688,565
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	430,741	1,157,769
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	720,259
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	445,194
	Chengdu Spaceon Electronics Co. Ltd., Class A	32,448	78,135
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	672,580
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	712,161
	Chengtun Mining Group Co. Ltd., Class A	520,300	367,416
	Chenguang Biotech Group Co. Ltd., Class A	381,046	476,321
	Chengxin Lithium Group Co. Ltd., Class A	276,800	566,875
	Chengzhi Co. Ltd., Class A	351,800	395,579
	Chervon Holdings Ltd.	116,600	307,056
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,429,760
*	Chiho Environmental Group Ltd.	602,000	30,952
*	China Aerospace International Holdings Ltd.	12,782,600	719,449

		Shares	Value»
CHINA — (Continued)
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	$779,184
*	China Anchu Energy Storage Group Ltd.	946,000	31,046
	China Animal Husbandry Industry Co. Ltd., Class A	477,500	462,822
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,036,510
	China Baoan Group Co. Ltd., Class A	719,012	1,096,647
	China Bester Group Telecom Co. Ltd., Class A	40,690	145,686
	China BlueChemical Ltd., Class H	13,925,122	3,619,265
#*Ω	China Bohai Bank Co. Ltd., Class H	6,905,500	879,215
*	China Boton Group Co. Ltd.	172,000	39,543
	China CAMC Engineering Co. Ltd., Class A	670,993	756,581
	China Chengtong Development Group Ltd.	546,000	7,681
#	China Chunlai Education Group Co. Ltd.	735,000	407,925
#	China Cinda Asset Management Co. Ltd., Class H	60,296,000	11,632,332
	China CITIC Bank Corp. Ltd., Class H	27,169,607	16,933,339
*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	21,948,000	1,884,511
	China Coal Energy Co. Ltd., Class H	11,418,168	14,243,917
	China Coal Xinji Energy Co. Ltd., Class A	720,500	822,758
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	18,747,327	$10,071,970
	China Conch Environment Protection Holdings Ltd.	10,016,000	1,077,716
	China Conch Venture Holdings Ltd.	10,350,500	9,587,706
	China Construction Bank Corp., Class H	279,316,302	216,815,502
	China CSSC Holdings Ltd., Class A	181,178	935,409
	China CYTS Tours Holding Co. Ltd., Class A	414,700	591,330
#	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	4,160,411
	China Design Group Co. Ltd., Class A	579,045	763,532
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	8,666,000	1,332,664
	China Dongxiang Group Co. Ltd.	20,490,888	934,308
#Ω	China East Education Holdings Ltd.	4,509,000	1,656,039
#*	China Eastern Airlines Corp. Ltd., Class H	9,252,000	2,679,651
	China Education Group Holdings Ltd.	9,611,962	5,998,799
	China Electronics Huada Technology Co. Ltd.	5,610,000	1,003,051
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	215,261
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,418,000	595,985
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,373,562

		Shares	Value»
CHINA — (Continued)
	China Enterprise Co. Ltd., Class A	1,069,001	$467,822
	China Everbright Bank Co. Ltd., Class H	7,639,000	2,582,124
	China Everbright Environment Group Ltd.	18,036,777	8,734,319
#Ω	China Everbright Greentech Ltd.	5,292,000	538,940
	China Everbright Ltd.	7,882,896	5,128,387
*	China Express Airlines Co. Ltd., Class A	627,600	700,051
Ω	China Feihe Ltd.	30,700,000	23,170,632
*	China Film Co. Ltd., Class A	551,800	890,174
*	China Financial Services Holdings Ltd.	71,200	20,176
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	719,326
	China Foods Ltd.	8,252,000	2,651,088
	China Galaxy Securities Co. Ltd., Class H	13,405,000	11,932,838
	China Gas Holdings Ltd.	19,774,200	16,981,170
#*	China Glass Holdings Ltd.	3,692,000	272,602
#*	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	7,570,139
	China Great Wall Securities Co. Ltd., Class A	583,600	700,813
*	China Greatwall Technology Group Co. Ltd., Class A	358,700	798,044
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	617,905	862,918
*	China Greenland Broad Greenstate Group Co. Ltd.	948,000	3,020
	China Haisum Engineering Co. Ltd., Class A	157,400	254,320

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Hanking Holdings Ltd.	4,987,000	$559,409
#	China Harmony Auto Holding Ltd.	5,879,000	370,190
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	459,235
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	553,058
	China Hongqiao Group Ltd.	12,673,500	20,362,443
#††	China Huiyuan Juice Group Ltd.	2,951,846	133,124
#Ω	China International Capital Corp. Ltd., Class H	4,155,600	7,510,418
	China International Marine Containers Group Co. Ltd., Class H	5,665,540	4,461,114
	China Isotope & Radiation Corp.	270,200	391,863
	China Jinmao Holdings Group Ltd.	43,716,043	6,786,550
	China Jushi Co. Ltd., Class A	949,207	1,508,343
*	China Kepei Education Group Ltd.	3,464,000	570,277
	China Kings Resources Group Co. Ltd., Class A	271,250	997,698
	China Leadshine Technology Co. Ltd., Class A	119,900	415,840
	China Lesso Group Holdings Ltd.	11,312,000	5,634,878
	China Life Insurance Co. Ltd., Class H	5,744,000	12,175,792
	China Lilang Ltd.	3,654,000	1,805,542
*Ω	China Literature Ltd.	1,606,200	5,799,301
*	China Longevity Group Co. Ltd.	893,399	29,534
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,652,157
*††	China Maple Leaf Educational Systems Ltd.	12,100,000	393,684

		Shares	Value»
CHINA — (Continued)
	China Medical System Holdings Ltd.	11,412,800	$11,415,660
	China Meheco Group Co. Ltd., Class A	528,901	845,848
#	China Meidong Auto Holdings Ltd.	4,210,000	1,215,421
	China Mengniu Dairy Co. Ltd.	12,458,000	27,899,180
	China Merchants Bank Co. Ltd., Class H	15,816,646	77,399,147
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	2,368,343
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	407,235
	China Merchants Land Ltd.	12,962,000	501,977
	China Merchants Port Holdings Co. Ltd.	10,021,122	16,479,889
	China Merchants Property Operation & Service Co. Ltd., Class A	467,800	760,852
#Ω	China Merchants Securities Co. Ltd., Class H	958,460	1,630,011
*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	15,762,960	5,854,656
#	China Modern Dairy Holdings Ltd.	23,204,000	2,434,058
	China National Accord Medicines Corp. Ltd., Class A	243,129	952,376
#	China National Building Material Co. Ltd., Class H	34,312,150	14,597,796
	China National Chemical Engineering Co. Ltd., Class A	1,381,900	1,571,435

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Electric Apparatus Research Institute Co. Ltd., Class A	83,508	$249,723
	China National Gold Group Gold Jewellery Co. Ltd., Class A	555,400	689,836
	China National Medicines Corp. Ltd., Class A	216,482	961,648
	China National Nuclear Power Co. Ltd., Class A	4,248,021	6,002,035
*	China National Software & Service Co. Ltd., Class A	40,619	259,232
Ω	China New Higher Education Group Ltd.	7,011,000	1,612,281
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	899,800	636,101
	China Nonferrous Mining Corp. Ltd.	12,399,000	8,791,673
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	1,152,466
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	59,814
*	China Oil & Gas Group Ltd.	33,760,000	880,915
	China Oilfield Services Ltd., Class H	8,790,000	8,224,517
	China Oriental Group Co. Ltd.	10,070,000	1,606,765
#	China Overseas Grand Oceans Group Ltd.	14,776,450	3,892,735
	China Overseas Land & Investment Ltd.	7,972,533	15,234,057
	China Overseas Property Holdings Ltd.	9,516,344	7,316,619

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	8,715,865	$30,268,918
	China Petroleum & Chemical Corp., Class H	83,340,400	46,944,838
	China Petroleum Engineering Corp., Class A	162,800	81,785
	China Power International Development Ltd.	22,822,600	9,797,762
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	1,060,293	1,021,114
*	China Qinfa Group Ltd.	112,000	22,804
	China Railway Group Ltd., Class H	10,304,000	5,141,888
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	891,889
*	China Railway Materials Co. Ltd., Class A	1,513,500	595,034
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,008,000	2,064,234
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	917,514
*	China Rare Earth Holdings Ltd.	9,802,399	527,063
	China Reinsurance Group Corp., Class H	26,100,000	3,109,019
*	China Resource & Environment Co. Ltd., Class A	410,300	394,778
	China Resources Beer Holdings Co. Ltd.	7,199,161	26,667,807
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	856,784

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Building Materials Technology Holdings Ltd.	18,498,946	$4,784,155
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,132,809
	China Resources Gas Group Ltd.	5,391,100	20,786,073
	China Resources Land Ltd.	12,404,110	41,348,274
	China Resources Medical Holdings Co. Ltd.	7,834,000	3,907,581
	China Resources Microelectronics Ltd., Class A	96,230	680,817
Ω	China Resources Mixc Lifestyle Services Ltd.	2,036,800	8,402,651
Ω	China Resources Pharmaceutical Group Ltd.	12,377,000	8,754,574
#	China Resources Power Holdings Co. Ltd.	6,312,820	15,185,473
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	321,860	2,038,333
#	China Risun Group Ltd.	9,680,000	4,081,765
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	54,638
#*	China Ruyi Holdings Ltd.	26,036,000	6,393,105
*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,411,249
	China Science Publishing & Media Ltd., Class A	131,700	393,774
*	China Shanshui Cement Group Ltd.	80,000	5,258
Ω	China Shengmu Organic Milk Ltd.	6,000,000	136,948
	China Shenhua Energy Co. Ltd., Class H	11,838,000	51,257,605

		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	2,695,000	$3,194,353
*	China Silver Group Ltd.	1,098,000	44,339
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,158,950
*	China Southern Airlines Co. Ltd., Class H	8,308,000	3,631,302
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	531,542
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	216,450
	China Starch Holdings Ltd.	19,565,000	463,625
	China State Construction Development Holdings Ltd.	3,722,000	958,873
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,656,514
	China State Construction International Holdings Ltd.	15,588,000	22,879,206
#*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,447,473
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,589,023
	China Taiping Insurance Holdings Co. Ltd.	11,525,330	19,851,791
	China Testing & Certification International Group Co. Ltd., Class A	443,588	426,116
*††	China Tianrui Group Cement Co. Ltd.	22,000	51

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tianying, Inc., Class A	1,684,356	$1,162,865
#	China Tobacco International HK Co. Ltd.	1,038,000	3,359,858
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	83,800	572,221
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	107,317	1,023,831
Ω	China Tower Corp. Ltd., Class H	212,714,000	28,701,683
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	7,066,139
	China TransInfo Technology Co. Ltd., Class A	440,442	634,797
	China Travel International Investment Hong Kong Ltd.	17,943,892	2,353,648
	China Tungsten & Hightech Materials Co. Ltd., Class A	754,160	1,018,452
#*	China Vanke Co. Ltd., Class H	8,521,976	8,113,443
*††	China Vered Financial Holding Corp. Ltd.	37,510,000	266,364
	China Water Affairs Group Ltd.	5,702,000	3,474,690
	China West Construction Group Co. Ltd., Class A	834,500	870,204
	China World Trade Center Co. Ltd., Class A	243,400	784,934
	China XD Electric Co. Ltd., Class A	691,300	802,475
	China XLX Fertiliser Ltd.	5,425,000	2,843,430
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,016,990
	China Yongda Automobiles Services Holdings Ltd.	9,280,000	1,914,452

		Shares	Value»
CHINA — (Continued)
*Ω	China Youran Dairy Group Ltd.	1,780,000	$304,980
#*Ω	China Yuhua Education Corp. Ltd.	17,072,000	898,361
*	China ZhengTong Auto Services Holdings Ltd.	741,500	11,493
	China Zhenhua Group Science & Technology Co. Ltd., Class A	108,800	724,719
	China Zheshang Bank Co. Ltd., Class H	1,699,599	472,048
#††	China Zhongwang Holdings Ltd.	14,337,979	580,963
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	284,618
#	Chinasoft International Ltd.	18,842,000	13,780,875
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	865,194
	Chongqing Brewery Co. Ltd., Class A	113,800	929,407
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,134,172
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	809,603
	Chongqing Department Store Co. Ltd., Class A	244,221	757,151
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	1,242,648	2,102,700
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	953,822
	Chongqing Gas Group Corp. Ltd., Class A	403,400	342,387
	Chongqing Machinery & Electric Co. Ltd., Class H	3,331,962	274,705

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	21,400	$41,753
	Chongqing Port Co. Ltd., Class A	863,800	537,088
	Chongqing Road & Bridge Co. Ltd., Class A	418,600	407,483
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,640,000	9,024,438
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,554,044
	Chongqing Taiji Industry Group Co. Ltd., Class A	199,700	720,785
	Chongqing Zhifei Biological Products Co. Ltd., Class A	608,767	2,430,121
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	3,340,312
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	701,889
	Chow Tai Seng Jewellery Co. Ltd., Class A	543,089	861,274
	CIG Shanghai Co. Ltd., Class A	88,300	458,789
	CIMC Enric Holdings Ltd.	5,994,000	5,058,590
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	659,194
	CITIC Heavy Industries Co. Ltd., Class A	617,700	383,355
	CITIC Ltd.	15,338,567	18,016,829
	CITIC Resources Holdings Ltd.	23,914,000	1,290,244
	CITIC Securities Co. Ltd., Class H	4,231,650	11,687,143
	City Development Environment Co. Ltd., Class A	506,640	959,944
*	Citychamp Watch & Jewellery Group Ltd.	8,878,000	1,073,887
*Ω	Cloud Music, Inc.	33,450	535,315
#*	ClouDr Group Ltd.	28,900	4,797

		Shares	Value»
CHINA — (Continued)
#*	CMGE Technology Group Ltd.	9,486,000	$957,462
	CMOC Group Ltd., Class H	11,451,000	9,478,724
	CMST Development Co. Ltd., Class A	1,217,100	898,546
*	CNFinance Holdings Ltd., ADR	48,387	51,774
	CNGR Advanced Material Co. Ltd., Class A	144,799	780,832
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	1,696,273	1,027,922
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,595,278
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	706,190	839,332
*	COFCO Biotechnology Co. Ltd., Class A	524,083	429,693
	COFCO Capital Holdings Co. Ltd., Class A	67,300	204,494
#*	COFCO Joycome Foods Ltd.	23,894,000	4,727,961
	COFCO Sugar Holding Co. Ltd., Class A	780,453	1,072,111
	Cofoe Medical Technology Co. Ltd., Class A	91,950	489,498
*	COL Group Co. Ltd., Class A	32,800	138,126
*	Comba Telecom Systems Holdings Ltd.	14,060,000	2,010,894
	Concord New Energy Group Ltd.	61,185,909	4,174,983
	Consun Pharmaceutical Group Ltd.	3,334,000	3,553,080
	Contec Medical Systems Co. Ltd., Class A	22,900	51,473

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Contemporary Amperex Technology Co. Ltd., Class A	972,520	$33,753,194
	Continental Aerospace Technologies Holding Ltd.	16,594,207	280,243
*††	Coolpad Group Ltd.	20,470,000	60,561
	COSCO SHIPPING Development Co. Ltd., Class H	26,543,300	3,549,245
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,972,000	5,715,684
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	21,742,126
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,000,894
	COSCO SHIPPING Ports Ltd.	10,208,782	5,837,940
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	489,600	502,250
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	286,577
*	CPMC Holdings Ltd.	5,190,000	4,528,884
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	884,341
#*	Crazy Sports Group Ltd.	16,280,600	250,434
	CRRC Corp. Ltd., Class H	7,286,000	4,715,998
	Crystal Clear Electronic Material Co. Ltd., Class A	279,066	400,168
#Ω	CSC Financial Co. Ltd., Class H	1,785,000	2,128,751
	CSG Holding Co. Ltd., Class A	1,475,396	1,142,832
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	210,657	756,869
	CSPC Pharmaceutical Group Ltd.	45,340,400	33,566,990

		Shares	Value»
CHINA — (Continued)
#	CSSC Hong Kong Shipping Co. Ltd.	10,062,000	$2,128,979
*	CSSC Science & Technology Co. Ltd., Class A	209,600	401,290
	CTS International Logistics Corp. Ltd., Class A	950,850	827,683
*	CWT International Ltd.	23,990,000	257,196
	Cybrid Technologies, Inc., Class A	117,700	208,535
	Daan Gene Co. Ltd., Class A	385,180	334,756
#*	Dada Nexus Ltd., ADR	58,015	96,885
	Dajin Heavy Industry Co. Ltd., Class A	267,400	887,942
	Dalian Bio-Chem Co. Ltd., Class A	84,672	235,212
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,144,363	789,532
#	Dalipal Holdings Ltd.	1,812,000	933,954
	Daqin Railway Co. Ltd., Class A	2,784,238	2,549,119
	Dashang Co. Ltd., Class A	252,375	644,161
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	456,756	930,645
	Datang International Power Generation Co. Ltd., Class H	11,924,000	2,327,093
*	Datang Telecom Technology Co. Ltd., Class A	244,900	556,530
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	918,142
	Dazhong Transportation Group Co. Ltd., Class A	576,400	842,467
	DBG Technology Co. Ltd., Class A	404,756	2,097,472
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	952,271
	Deppon Logistics Co. Ltd., Class A	455,000	914,735

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Dezhan Healthcare Co. Ltd., Class A	1,012,400	$428,551
	DHC Software Co. Ltd., Class A	697,312	716,924
	Dian Diagnostics Group Co. Ltd., Class A	420,879	752,805
	Digital China Group Co. Ltd., Class A	264,025	1,305,697
#	Digital China Holdings Ltd.	4,564,000	1,632,604
	Digital China Information Service Group Co. Ltd., Class A	222,757	383,859
#*	Dingdang Health Technology Group Ltd.	681,000	50,606
	Dirui Industrial Co. Ltd., Class A	72,900	163,532
	Do-Fluoride New Materials Co. Ltd., Class A	342,951	585,631
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	1,099,475
	Dongfang Electric Corp. Ltd., Class H	1,409,200	1,849,458
	Dongfang Electronics Co. Ltd., Class A	694,153	1,121,300
	Dongfeng Electronic Technology Co. Ltd., Class A	163,230	231,170
*	Dongfeng Motor Group Co. Ltd., Class H	16,908,000	5,213,121
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	517,726
	Dongguan Development Holdings Co. Ltd., Class A	579,900	879,252
	Dongguan Yutong Optical Technology Co. Ltd., Class A	79,700	187,922
	Donghua Testing Technology Co. Ltd., Class A	36,300	165,795
*	Dongjiang Environmental Co. Ltd., Class H	1,400,995	430,754

		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co. Ltd., Class A	581,155	$898,654
	Dongyue Group Ltd.	13,139,000	10,708,948
#*	DouYu International Holdings Ltd., ADR	67,516	730,520
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	1,186,439
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	764,123
#*Ω	East Buy Holding Ltd.	1,421,000	2,712,873
	East Money Information Co. Ltd., Class A	945,030	3,076,832
	Eastcompeace Technology Co. Ltd., Class A	128,700	207,151
	Easyhome New Retail Group Co. Ltd., Class A	2,031,500	804,629
	E-Commodities Holdings Ltd.	14,498,000	2,666,794
	Ecovacs Robotics Co. Ltd., Class A	66,292	486,132
	Edan Instruments, Inc., Class A	254,388	371,892
	Edifier Technology Co. Ltd., Class A	218,600	461,247
	Edvantage Group Holdings Ltd.	3,002,088	911,763
	EEKA Fashion Holdings Ltd.	1,819,000	1,965,070
	EIT Environmental Development Group Co. Ltd., Class A	145,919	312,182
	Electric Connector Technology Co. Ltd., Class A	162,850	1,026,355
*	Elion Energy Co. Ltd., Class A	1,910,265	102,015
	EmbedWay Technologies Shanghai Corp., Class A	57,300	226,543
	ENN Energy Holdings Ltd.	2,605,900	18,359,319
	ENN Natural Gas Co. Ltd., Class A	662,095	1,707,886

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc. Ltd., Class A	98,044	$1,777,580
	Era Co. Ltd., Class A	762,200	482,714
	Espressif Systems Shanghai Co. Ltd., Class A	10,625	188,824
	Essex Bio-technology Ltd.	1,607,000	554,122
	Estun Automation Co. Ltd., Class A	121,800	259,411
	Eternal Asia Supply Chain Management Ltd., Class A	1,430,800	1,254,944
	EVA Precision Industrial Holdings Ltd.	10,654,516	930,440
	Eve Energy Co. Ltd., Class A	220,597	1,505,888
	Ever Sunshine Services Group Ltd.	5,206,000	1,681,188
Ω	Everbright Securities Co. Ltd., Class H	878,200	858,589
*	EverChina International Holdings Co. Ltd.	18,107,500	259,020
#*Ω	Everest Medicines Ltd.	234,500	949,699
	Excellence Commercial Property & Facilities Management Group Ltd.	656,000	119,016
	Explosive Co. Ltd., Class A	172,500	298,919
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	470,267
	Fangda Carbon New Material Co. Ltd., Class A	739,329	549,693
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	654,037
*	Fanhua, Inc., Sponsored ADR	171,270	206,380
	Far East Horizon Ltd.	14,691,000	10,302,631
	Far East Smarter Energy Co. Ltd., Class A	994,800	738,167

		Shares	Value»
CHINA — (Continued)
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	$433,869
	FAW Jiefang Group Co. Ltd., Class A	192,300	232,938
	FAWER Automotive Parts Co. Ltd., Class A	611,178	454,694
	Feilong Auto Components Co. Ltd., Class A	396,100	593,690
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	464,944
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	162,500	436,941
	Fibocom Wireless, Inc., Class A	283,094	651,351
#*	FIH Mobile Ltd.	12,138,000	1,398,697
*	Financial Street Holdings Co. Ltd., Class A	1,764,957	887,431
	FinVolution Group, ADR	844,239	5,116,088
	First Capital Securities Co. Ltd., Class A	597,100	720,757
	First Tractor Co. Ltd., Class H	1,682,000	1,503,875
#	Flat Glass Group Co. Ltd., Class H	2,305,000	4,697,288
*	Flowing Cloud Technology Ltd.	222,000	11,176
	Focus Lightings Tech Co. Ltd., Class A	313,600	527,905
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,494,277
*	Focused Photonics Hangzhou, Inc., Class A	137,800	341,850
	Focuslight Technologies, Inc., Class A	27,506	307,030
	Foryou Corp., Class A	187,100	780,771
	Foshan Electrical & Lighting Co. Ltd., Class A	577,900	455,610

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Foshan Haitian
	Flavouring & Food Co. Ltd., Class A	413,125	$2,543,372
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	450,904
*	Foshan Yowant Technology Co. Ltd., Class A	350,579	288,484
	Fosun International Ltd.	11,174,620	6,344,274
*	Founder Holdings Ltd.	1,086,000	119,365
	Founder Securities Co. Ltd., Class A	730,500	888,322
	Fountain SET Holdings Ltd.	234,000	19,603
	Foxconn Industrial Internet Co. Ltd., Class A	2,432,256	8,157,526
	Fu Shou Yuan International Group Ltd.	11,347,000	5,762,677
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	231,664
#	Fufeng Group Ltd.	17,110,800	9,666,412
#*††	Fuguiniao Co. Ltd., Class H	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	364,287
	Fujian Boss Software Development Co. Ltd., Class A	291,996	697,846
	Fujian Foxit Software Development JSC Ltd., Class A	23,430	231,362
	Fujian Funeng Co. Ltd., Class A	693,683	916,690
	Fujian Kuncai Material Technology Co. Ltd., Class A	72,800	275,158
	Fujian Longking Co. Ltd., Class A	462,211	875,529
	Fujian Qingshan Paper Industry Co. Ltd., Class A	819,300	257,898
*	Fujian Snowman Group Co. Ltd., Class A	70,000	62,638

		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	293,808	$722,538
	Fujian Sunner Development Co. Ltd., Class A	406,208	816,896
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	47,850	86,422
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	389,154
*	Fulin Precision Co. Ltd., Class A	420,600	759,777
*	Fullshare Holdings Ltd.	69,650	5,215
	Fushun Special Steel Co. Ltd., Class A	347,100	342,032
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,937,600	20,779,393
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	509,496
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,100,239	3,018,339
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,475,350
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	272,104
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	842,245
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	544,636
	Gaona Aero Material Co. Ltd., Class A	249,000	601,416
	Gaush Meditech Ltd.	96,100	134,841
	G-bits Network Technology Xiamen Co. Ltd., Class A	22,600	647,512
	GCL Energy Technology Co. Ltd., Class A	750,295	858,833

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	GCL New Energy Holdings Ltd.	2,556,218	$154,189
#*	GCL Technology Holdings Ltd.	93,070,320	20,550,594
	GD Power Development Co. Ltd., Class A	1,913,278	1,301,548
*	GDS Holdings Ltd. (9698 HK), Class A	3,888,300	10,486,463
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	3,195,201
	Geely Automobile Holdings Ltd.	28,923,000	50,843,696
	GEM Co. Ltd., Class A	714,200	700,218
	Gemdale Corp., Class A	1,063,300	916,151
#	Gemdale Properties & Investment Corp. Ltd.	56,724,000	2,082,993
	GemPharmatech Co. Ltd., Class A	110,347	204,665
Ω	Genertec Universal Medical Group Co. Ltd.	7,478,000	4,685,719
*	Genimous Technology Co. Ltd., Class A	645,086	1,054,498
	Geovis Technology Co. Ltd., Class A	64,144	373,652
	GEPIC Energy Development Co. Ltd., Class A	522,400	493,626
	Getein Biotech, Inc., Class A	305,578	364,388
#	GF Securities Co. Ltd., Class H	3,685,000	5,234,978
Ω	Giant Biogene Holding Co. Ltd.	1,608,400	10,908,716
	Giant Network Group Co. Ltd., Class A	279,348	488,737
	Giantec Semiconductor Corp., Class A	18,472	156,778
	Ginlong Technologies Co. Ltd., Class A	78,559	797,456
	Glarun Technology Co. Ltd., Class A	365,400	927,988
	GoerTek, Inc., Class A	459,244	1,507,669

		Shares	Value»
CHINA — (Continued)
	Goldcard Smart Group Co. Ltd., Class A	140,500	$273,571
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	445,899
	Goldenmax International Group Ltd., Class A	368,071	434,976
††	Goldpac Group Ltd.	2,119,000	283,127
#	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	4,255,764
*	GOME Retail Holdings Ltd.	49,503,660	164,250
	Goneo Group Co. Ltd., Class A	58,580	600,209
*	Goodbaby International Holdings Ltd.	1,593,000	174,051
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	38,734	289,284
*	Gosuncn Technology Group Co. Ltd., Class A	680,600	535,997
	Gotion High-tech Co. Ltd., Class A	160,400	512,436
	Grand Pharmaceutical Group Ltd., Class L	10,364,500	6,074,587
	Grandblue Environment Co. Ltd., Class A	135,827	421,793
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	736,273
	Great Wall Motor Co. Ltd., Class H	5,321,250	8,461,741
*	Greatoo Intelligent Equipment, Inc., Class A	1,512,900	776,929
*	Greattown Holdings Ltd., Class A	768,452	410,467
	Greatview Aseptic Packaging Co. Ltd.	6,663,000	2,068,318
	Gree Electric Appliances, Inc. of Zhuhai, Class A	681,853	4,171,726

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Gree Real Estate Co. Ltd., Class A	418,257	$423,029
	Greentown China Holdings Ltd.	7,939,000	10,515,790
#Ω	Greentown Management Holdings Co. Ltd.	3,993,000	1,788,453
	Greentown Service Group Co. Ltd.	11,472,000	6,028,104
	GRG Banking Equipment Co. Ltd., Class A	431,426	745,720
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	889,528
	Grinm Advanced Materials Co. Ltd., Class A	274,900	443,203
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	943,722
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	672,350
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	574,411	385,135
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	815,411
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	413,641
	Guangdong DFP New Material Group Co. Ltd.	789,800	396,813
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	999,402	1,022,471
	Guangdong Dongpeng Holdings Co. Ltd., Class A	1,156,888	999,460
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	582,774

		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	$778,457
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	17,400	39,537
*	Guangdong Golden Dragon Development, Inc., Class A	32,900	61,319
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	331,337
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	272,004	128,603
	Guangdong Haid Group Co. Ltd., Class A	317,568	1,958,909
	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	382,938
	Guangdong Hongda Holdings Group Co. Ltd., Class A	329,900	1,166,224
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	488,000	824,196
	Guangdong Huate Gas Co. Ltd., Class A	35,656	265,295
	Guangdong Hybribio Biotech Co. Ltd., Class A	392,803	332,806
	Guangdong Investment Ltd.	12,158,000	7,739,507
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	156,059	296,460
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	146,600	612,934

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	$1,227,207
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	270,000	271,290
	Guangdong Sirio Pharma Co. Ltd., Class A	104,390	383,566
	Guangdong South New Media Co. Ltd., Class A	153,310	855,345
	Guangdong Tapai Group Co. Ltd., Class A	343,395	379,509
*	Guangdong TCL Smart Home Appliances Co. Ltd.	482,100	793,185
	Guangdong Topstar Technology Co. Ltd., Class A	224,858	411,878
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	745,746
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	509,400	1,063,465
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	628,246
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	61,704	112,418
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,636,438
*	Guanghui Logistics Co. Ltd., Class A	555,700	643,316
	Guangshen Railway Co. Ltd., Class H	11,572,700	3,213,931
	Guangxi Liugong Machinery Co. Ltd., Class A	908,263	1,529,246

		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	273,400	$695,130
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	710,395
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	86,200	236,598
#	Guangzhou Automobile Group Co. Ltd., Class H	8,745,690	3,065,670
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	709,426	966,440
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,212,000	2,855,668
	Guangzhou Development Group, Inc., Class A	541,900	488,842
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	168,500	801,500
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	745,540
	Guangzhou Haoyang Electronic Co. Ltd., Class A	64,900	346,150
	Guangzhou KDT Machinery Co. Ltd., Class A	312,310	741,090
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	113,700	545,463
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	148,500	214,330
	Guangzhou Port Co. Ltd., Class A	525,800	258,149
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	698,898

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	137,724	$697,211
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	541,119
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	375,960	1,000,807
	Guangzhou Wondfo Biotech Co. Ltd., Class A	145,714	507,830
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	825,975
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	467,586
	Guilin Layn Natural Ingredients Corp., Class A	154,820	177,568
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	572,881
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	688,300	960,030
	Guizhou Chanhen Chemical Corp., Class A	174,800	522,702
	Guizhou Gas Group Corp. Ltd., Class A	623,240	629,515
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	775,672	596,777
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	270,196
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	133,600	260,366
	Guizhou Tyre Co. Ltd., Class A	1,401,776	975,343
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	555,753

		Shares	Value»
CHINA — (Continued)
	Guizhou Zhenhua E-chem, Inc., Class A	296,032	$490,394
*	Guoguang Electric Co. Ltd., Class A	194,763	362,705
#	Guolian Securities Co. Ltd., Class H	758,000	420,670
	Guomai Technologies, Inc., Class A	499,854	587,720
	Guosen Securities Co. Ltd., Class A	764,897	1,240,508
*	Guosheng Financial Holding, Inc., Class A	590,176	955,825
#Ω	Guotai Junan Securities Co. Ltd., Class H	967,200	1,417,033
	Guoyuan Securities Co. Ltd., Class A	791,545	942,381
#	Gushengtang Holdings Ltd.	471,200	2,214,303
	H World Group Ltd. (1179 HK)	1,026,500	3,778,341
#	H World Group Ltd. (HTHT US), ADR	380,656	13,966,269
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	870,070
Ω	Haidilao International Holding Ltd.	6,770,000	13,654,544
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,759,365
	Haier Smart Home Co.Ltd. (6690 HK), Class H	7,693,999	27,923,249
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	374,890
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,059,965
	Hainan Drinda New Energy Technology Co. Ltd., Class A	124,600	1,400,701
	Hainan Haide Capital Management Co. Ltd., Class A	1,237,994	1,463,569
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	99,800	285,181

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hainan Haiyao Co. Ltd., Class A	345,000	$254,842
	Hainan Jinpan Smart Technology Co. Ltd., Class A	47,376	232,052
*	Hainan Meilan International Airport Co. Ltd., Class H	1,743,000	2,087,400
	Hainan Mining Co. Ltd., Class A	354,200	346,723
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	919,927
	Haisco Pharmaceutical Group Co. Ltd., Class A	77,857	382,492
	Haitian International Holdings Ltd.	5,844,000	16,164,391
#	Haitong Securities Co. Ltd., Class H	6,654,000	5,542,138
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	5,738,000	649,255
	Hand Enterprise Solutions Co. Ltd., Class A	598,809	797,037
	Hangcha Group Co. Ltd., Class A	601,756	1,491,409
	Hangjin Technology Co. Ltd., Class A	109,700	277,915
	Hangxiao Steel Structure Co. Ltd., Class A	1,457,364	589,843
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	564,499	789,820
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	255,370
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	360,108
	Hangzhou First Applied Material Co. Ltd., Class A	287,406	754,454
	Hangzhou Great Star Industrial Co. Ltd., Class A	244,400	984,307

		Shares	Value»
CHINA — (Continued)
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	89,758	$493,124
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	14,228	137,800
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	212,240	364,973
	Hangzhou Iron & Steel Co., Class A	187,400	108,161
	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	639,953
	Hangzhou Onechance Tech Corp., Class A	109,900	321,559
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	930,165
	Hangzhou Robam Appliances Co. Ltd., Class A	245,545	839,233
	Hangzhou Shunwang Technology Co. Ltd., Class A	228,500	473,719
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	145,000	630,592
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	555,573
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	259,251
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	342,200	1,545,031
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	135,900	225,893
	Han’s Laser Technology Industry Group Co. Ltd., Class A	191,361	692,900

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,238,000	$5,218,010
	Hanwei Electronics Group Corp., Class A	108,000	266,654
	Haohua Chemical Science & Technology Co. Ltd., Class A	164,700	746,149
*Ω	Harbin Bank Co. Ltd., Class H	3,109,000	145,634
	Harbin Boshi Automation Co. Ltd., Class A	411,266	853,643
	Harbin Electric Co. Ltd., Class H	4,808,587	1,589,940
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	882,480
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	382,966
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	956,505
	HBIS Resources Co. Ltd., Class A	445,700	919,098
*Ω	HBM Holdings Ltd.	1,727,000	268,851
	Health & Happiness H&H International Holdings Ltd.	2,097,500	2,754,317
*	Healthcare Co. Ltd., Class A	366,590	327,116
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	750,519
*	Hebei Construction Group Corp. Ltd., Class H	215,500	18,364
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	208,000	600,249
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	273,691

		Shares	Value»
CHINA — (Continued)
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	195,900	$569,679
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	400,416	589,057
	Hefei Meiya Optoelectronic Technology, Inc., Class A	276,410	604,591
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	536,027
	Heilongjiang Agriculture Co. Ltd., Class A	391,500	852,600
#	Helens International Holdings Co. Ltd.	327,500	96,432
	Hello Group, Inc., Sponsored ADR	1,547,346	10,939,736
	Henan Liliang Diamond Co. Ltd., Class A	144,500	579,308
	Henan Lingrui Pharmaceutical Co., Class A	313,700	945,967
	Henan Mingtai Al Industrial Co. Ltd., Class A	742,300	1,347,039
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,243,306
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	1,944,384
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	1,977,610
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	864,479
*	Henan Yicheng New Energy Co. Ltd., Class A	1,077,600	872,172
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	835,642

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Henan Yuneng Holdings Co. Ltd., Class A	499,099	$302,265
*	Henan Zhongfu Industry Co. Ltd., Class A	1,026,900	418,818
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	569,598
	Hengan International Group Co. Ltd.	5,287,622	15,613,599
*	Hengdeli Holdings Ltd.	7,280,834	122,690
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,125,386
	Hengdian Group Tospo Lighting Co. Ltd., Class A	112,100	175,001
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	2,556,702
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,452,730
	Hengyi Petrochemical Co. Ltd., Class A	1,012,044	908,516
#*	Hesai Group, ADR	14,833	66,749
	Hesteel Co. Ltd., Class A	4,520,900	1,403,624
	Hexing Electrical Co. Ltd., Class A	207,610	1,126,893
	HG Technologies Co. Ltd., Class A	58,700	152,834
*	Hi Sun Technology China Ltd.	9,834,000	531,097
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	135,551
#	Hisense Home Appliances Group Co. Ltd., Class H	2,907,000	9,210,209
	Hisense Visual Technology Co. Ltd., Class A	171,900	539,034
	Hitevision Co. Ltd., Class A	86,200	290,955
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	1,765,540
	HLA Group Corp. Ltd., Class A	1,076,000	861,028

		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	198,900	$758,275
*	HNA Technology Co. Ltd., Class A	962,771	380,309
	Homeland Interactive Technology Ltd.	452,000	83,989
	Hongfa Technology Co. Ltd., Class A	172,336	733,950
*	Honghua Group Ltd.	9,408,000	175,574
	Hongli Zhihui Group Co. Ltd., Class A	328,600	352,747
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	431,400	198,944
	Hongta Securities Co. Ltd., Class A	284,549	339,792
#*	Hopson Development Holdings Ltd.	8,949,152	4,008,248
*	Horizon Construction Development Ltd.	3,626,960	730,029
*	Hoshine Silicon Industry Co. Ltd., Class A	61,800	513,338
	Hoyuan Green Energy Co. Ltd., Class A	197,326	660,315
#Ω	Hua Hong Semiconductor Ltd.	4,589,000	12,834,956
	Huaan Securities Co. Ltd., Class A	867,940	750,736
	Huabao Flavours & Fragrances Co. Ltd., Class A	69,300	169,980
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	55,100	48,322
	Huada Automotive Technology Corp. Ltd., Class A	86,300	387,797
	Huadian Heavy Industries Co. Ltd., Class A	626,000	526,369
	Huadian Power International Corp. Ltd., Class H	6,306,000	3,133,214
	Huadong Medicine Co. Ltd., Class A	385,032	1,788,153

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	1,344,691	$1,532,600
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	808,365	1,054,199
*	Huafu Fashion Co. Ltd., Class A	998,950	549,769
	Huagong Tech Co. Ltd., Class A	117,400	647,671
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	2,049,991
	Huakai Yibai Technology Co. Ltd., Class A	220,480	374,063
	Hualan Biological Engineering, Inc., Class A	292,960	678,895
	Huaming Power Equipment Co. Ltd., Class A	143,100	344,560
	Huaneng Power International, Inc., Class H	10,330,000	5,534,780
	Huangshan Novel Co. Ltd., Class A	314,421	455,969
	Huangshan Tourism Development Co. Ltd., Class A	397,900	632,501
#*	Huanxi Media Group Ltd.	2,260,000	171,027
	Huapont Life Sciences Co. Ltd., Class A	657,623	425,899
Ω	Huatai Securities Co. Ltd., Class H	3,226,600	5,461,560
*	Huatu Cendes Co. Ltd., Class A	24,300	257,260
	Huaxi Securities Co. Ltd., Class A	499,700	593,347
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,991,460
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	1,429,808
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	757,500	816,299
	Huayu Automotive Systems Co. Ltd., Class A	943,531	2,001,823

		Shares	Value»
CHINA — (Continued)
	Huazhong In-Vehicle Holdings Co. Ltd.	122,000	$4,161
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	4,116,537	2,073,508
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,568,516	909,377
*	Hubei Dinglong Co. Ltd., Class A	90,000	341,555
	Hubei Energy Group Co. Ltd., Class A	904,500	634,151
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	226,453	1,335,379
	Hubei Huitian New Materials Co. Ltd., Class A	166,600	215,345
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,523,362
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,365,793
	Hubei Yihua Chemical Industry Co. Ltd., Class A	341,000	678,185
	Hubei Zhenhua Chemical Co. Ltd., Class A	283,700	517,399
	Huishang Bank Corp. Ltd., Class H	928,400	283,142
#*Ω	Huitongda Network Co. Ltd., Class H	31,900	81,919
	Huizhou Desay Sv Automotive Co. Ltd., Class A	64,716	1,106,297
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,237,927
	Hunan Aihua Group Co. Ltd., Class A	239,522	488,864
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	500,485
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	755,300	307,918
	Hunan Gold Corp. Ltd., Class A	573,904	1,343,629
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	111,840	365,932

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	$140,954
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	973,500	1,389,302
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,445,442
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	746,479
	Hundsun Technologies, Inc., Class A	214,329	806,155
	HUYA, Inc., ADR	566,793	1,961,104
*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,409,200	5,448,042
	Hymson Laser Technology Group Co. Ltd., Class A	128,870	683,413
*	Hytera Communications Corp. Ltd., Class A	1,127,702	4,495,340
*	HyUnion Holding Co. Ltd., Class A	565,900	524,891
*	IAT Automobile Technology Co. Ltd., Class A	138,000	228,012
#*Ω	iDreamSky Technology Holdings Ltd.	380,400	101,458
	Iflytek Co. Ltd., Class A	84,490	544,213
	IKD Co. Ltd., Class A	363,133	784,496
*Ω	IMAX China Holding, Inc.	933,100	988,780
	Imeik Technology Development Co. Ltd., Class A	44,940	1,342,730
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	74,880,467
	Industrial Bank Co. Ltd., Class A	3,638,780	9,353,571
	Industrial Securities Co. Ltd., Class A	1,032,732	947,965
	Infore Environment Technology Group Co. Ltd., Class A	1,567,801	1,063,689

		Shares	Value»
CHINA — (Continued)
#*Ω	Ingdan, Inc.	3,976,000	$756,032
	Ingenic Semiconductor Co. Ltd., Class A	46,800	478,884
	Inkeverse Group Ltd.	3,157,000	405,842
*	INKON Life Technology Co. Ltd., Class A	108,600	156,266
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	726,411
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,632,516
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	2,282,525
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	583,264	780,706
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	40,500	220,099
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,453,433
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	534,853
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	940,500	1,783,322
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	4,116,692
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,383,321
*Ω	InnoCare Pharma Ltd.	2,556,000	2,174,386
*Ω	Innovent Biologics, Inc.	233,500	1,015,065
	Innuovo Technology Co. Ltd., Class A	561,500	590,281
	Insigma Technology Co. Ltd., Class A	383,800	384,522

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inspur Digital Enterprise Technology Ltd.	2,578,000	$1,077,763
	Intco Medical Technology Co. Ltd., Class A	388,763	1,420,209
	Intron Technology Holdings Ltd.	1,592,000	245,414
#*	iQIYI, Inc., ADR	3,777,485	9,859,236
	iRay Technology Co. Ltd., Class A	24,413	403,071
	IReader Technology Co. Ltd., Class A	81,800	225,851
*	IRICO Display Devices Co. Ltd., Class A	682,900	731,310
#	IVD Medical Holding Ltd.	677,000	141,618
	JA Solar Technology Co. Ltd., Class A	803,114	2,185,226
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	138,600	32,735
	Jade Bird Fire Co. Ltd., Class A	423,013	625,540
	Jafron Biomedical Co. Ltd., Class A	149,867	657,779
	Jangho Group Co. Ltd., Class A	857,700	688,966
	Jason Furniture Hangzhou Co. Ltd., Class A	216,657	1,009,874
	JCET Group Co. Ltd., Class A	464,706	2,592,305
	JCHX Mining Management Co. Ltd., Class A	78,000	438,121
*Ω	JD Health International, Inc.	2,333,600	8,352,768
*Ω	JD Logistics, Inc.	3,044,800	6,195,800
	JD.com, Inc. (9618 HK), Class A	4,435,392	89,946,323
	JD.com, Inc. (JD US), ADR	54,206	2,201,848
	Jenkem Technology Co. Ltd., Class A	16,127	127,910
#	JF SmartInvest Holdings Ltd.	110,500	226,423
*	JH Educational Technology, Inc.	668,000	83,216
*	Jia Yao Holdings Ltd.	228,000	43,458
	Jiajiayue Group Co. Ltd., Class A	391,901	607,929

		Shares	Value»
CHINA — (Continued)
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	$763,176
	Jiangling Motors Corp. Ltd., Class A	384,025	1,381,259
	Jianglong Shipbuilding Co. Ltd., Class A	44,900	85,800
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	644,666
	Jiangsu Azure Corp., Class A	480,640	627,190
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	142,135	466,601
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	6,100	22,671
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	368,969
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	553,212
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,122,880	1,097,927
	Jiangsu Cnano Technology Co. Ltd., Class A	136,706	568,136
*	Jiangsu Dagang Co. Ltd., Class A	397,700	837,417
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	777,665
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,108,953	1,232,111
	Jiangsu Etern Co. Ltd., Class A	674,300	500,888
	Jiangsu Expressway Co. Ltd., Class H	5,226,000	5,258,730
	Jiangsu Financial Leasing Co. Ltd., Class A	1,160,400	840,776

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu General Science Technology Co. Ltd., Class A	742,700	$529,762
	Jiangsu Gian Technology Co. Ltd., Class A	76,900	471,195
	Jiangsu Guomao Reducer Co. Ltd., Class A	291,585	407,048
	Jiangsu Guotai International Group Co. Ltd., Class A	748,195	764,044
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	547,135
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	766,391
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	294,954	1,934,875
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	332,128	363,050
*	Jiangsu High Hope International Group Corp., Class A	582,700	226,510
	Jiangsu Hongdou Industrial Co. Ltd., Class A	428,928	156,017
	Jiangsu Hongtian Technology Co. Ltd., Class A	83,100	280,984
*	Jiangsu Hoperun Software Co. Ltd., Class A	30,600	309,385
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	804,116
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	436,293
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	2,345,100	1,326,273
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	49,625

		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	$1,266,125
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	334,780	674,003
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	261,601	1,616,937
	Jiangsu Leili Motor Co. Ltd., Class A	182,776	739,821
	Jiangsu Lianyungang Port Co. Ltd., Class A	456,000	248,847
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	248,360	747,998
	Jiangsu Linyang Energy Co. Ltd., Class A	1,294,500	1,342,530
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	330,432
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	207,600	1,216,539
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	971,924
	Jiangsu Pacific Quartz Co. Ltd., Class A	183,350	788,088
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	571,000	807,589
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	647,900	920,662
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	368,300	268,196
	Jiangsu Shagang Co. Ltd., Class A	652,732	592,160
	Jiangsu Shemar Electric Co. Ltd., Class A	46,000	151,527
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	564,252

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	$524,498
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	163,440	359,356
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	101,457
*	Jiangsu Sopo Chemical Co., Class A	483,716	479,823
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,717,800	1,220,041
	Jiangsu ToLand Alloy Co. Ltd., Class A	126,370	438,516
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	119,700	842,892
	Jiangsu Yanghe Distillery Co. Ltd., Class A	300,958	3,402,853
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	986,768
	Jiangsu Yinhe Electronics Co. Ltd., Class A	338,000	295,895
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	466,200
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	918,072
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,232,247
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,725,944

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	3,487,752	$1,374,273
	Jiangxi Bank Co. Ltd., Class H	121,500	11,538
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	228,900	225,616
	Jiangxi Copper Co. Ltd., Class H	4,612,000	7,757,883
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	396,170
	Jiangxi Ganneng Co. Ltd., Class A	285,600	356,563
	Jiangxi Ganyue Expressway Co. Ltd., Class A	493,200	355,951
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	553,000
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	229,268
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	371,573
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	786,121
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	520,871
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	119,000	251,138
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	79,100	174,041
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	982,445
	Jianmin Pharmaceutical Group Co. Ltd., Class A	41,000	247,324
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	813,001

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiayou International Logistics Co. Ltd., Class A	587,875	$1,641,306
	Jiaze Renewables Co. Ltd.	475,100	223,860
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	705,504
*	Jilin Chemical Fibre, Class A	1,293,000	720,574
	Jilin Electric Power Co. Ltd., Class A	967,000	830,441
	Jilin OLED Material Tech Co. Ltd., Class A	8,960	29,023
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,407
	Jinchuan Group International Resources Co. Ltd	17,701,000	1,276,612
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,789,194
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	497,369
	Jingjin Equipment, Inc., Class A	301,780	764,997
	Jinhong Gas Co. Ltd., Class A	147,129	394,072
	Jinhui Liquor Co. Ltd., Class A	118,300	340,974
*	Jinke Smart Services Group Co. Ltd., Class H	118,900	115,678
#	JinkoSolar Holding Co. Ltd., ADR	334,495	8,884,187
	Jinlei Technology Co. Ltd., Class A	163,500	573,023
	Jinlongyu Group Co. Ltd., Class A	219,100	528,382
	Jinmao Property Services Co. Ltd.	345,664	128,006
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,290,923

		Shares	Value»
CHINA — (Continued)
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	$395,115
	Jinneng Science&Technology Co. Ltd., Class A	480,459	397,858
#Ω	Jinxin Fertility Group Ltd.	11,194,500	4,965,931
	Jinyu Bio-Technology Co. Ltd., Class A	677,800	645,506
	Jinzai Food Group Co. Ltd., Class A	252,800	436,437
	JiuGui Liquor Co. Ltd., Class A	45,000	319,288
#Ω	Jiumaojiu International Holdings Ltd.	9,736,000	4,203,973
	Jiuzhitang Co. Ltd., Class A	161,745	166,095
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,279,387
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	506,167
	JNBY Design Ltd.	1,738,000	3,326,086
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	966,508
	Joinn Laboratories China Co. Ltd., Class A	184,104	453,092
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	468,167
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,535,102	1,115,799
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	559,935
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	180,078	578,993
	Joy City Property Ltd.	23,312,000	719,007

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joyoung Co. Ltd., Class A	387,534	$549,213
	JS Corrugating Machinery Co. Ltd., Class A	284,000	652,385
Ω	JS Global Lifestyle Co. Ltd.	8,595,000	1,730,492
	JSTI Group, Class A	712,300	1,413,284
*	Ju Teng International Holdings Ltd.	6,558,090	814,967
	Juewei Food Co. Ltd., Class A	534,299	1,367,084
	Juneyao Airlines Co. Ltd., Class A	1,037,600	1,862,087
*	Jutal Offshore Oil Services Ltd.	836,000	73,321
#*Ω	JW Cayman Therapeutics Co. Ltd.	211,500	36,843
	Kailuan Energy Chemical Co. Ltd., Class A	375,000	356,533
	Kaishan Group Co. Ltd., Class A	667,000	895,186
*Ω	Kangda International Environmental Co. Ltd.	1,301,000	50,702
#	Kangji Medical Holdings Ltd.	1,324,000	986,570
*	Kasen International Holdings Ltd.	81,000	3,135
*	KBC Corp. Ltd., Class A	118,303	417,613
	Keboda Technology Co. Ltd., Class A	41,900	334,183
	Keda Industrial Group Co. Ltd., Class A	688,100	813,877
	KEDE Numerical Control Co. Ltd., Class A	24,495	254,033
	Keeson Technology Corp. Ltd., Class A	138,302	181,754
	Kehua Data Co. Ltd., Class A	262,260	975,461
	Keli Motor Group Co. Ltd., Class A	77,600	141,092
	Keli Sensing Technology Ningbo Co. Ltd., Class A	142,600	671,931

		Shares	Value»
CHINA — (Continued)
*	Keshun Waterproof Technologies Co. Ltd., Class A	675,700	$554,416
	Kidswant Children Products Co. Ltd., Class A	1,021,900	1,605,134
	Kinetic Development Group Ltd.	8,498,000	1,658,001
	Kingboard Holdings Ltd.	5,425,666	13,138,041
	Kingboard Laminates Holdings Ltd.	8,013,484	6,963,531
*	KingClean Electric Co. Ltd., Class A	159,268	554,319
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,082,878
	Kingnet Network Co. Ltd., Class A	543,300	1,018,304
	Kingsemi Co. Ltd., Class A	24,798	303,752
*	Kingsoft Cloud Holdings Ltd.	98,000	18,796
	Kingsoft Corp. Ltd.	5,774,600	19,900,690
*	Ko Yo Chemical Group Ltd.	1,440,000	9,725
	Konfoong Materials International Co. Ltd., Class A	18,059	171,246
*	Konka Group Co. Ltd., Class A	914,600	907,318
	KPC Pharmaceuticals, Inc., Class A	466,396	997,094
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	131,900	194,144
*Ω	Kuaishou Technology	7,493,100	44,156,900
	Kuangda Technology Group Co. Ltd., Class A	971,500	756,582
	Kunlun Energy Co. Ltd.	24,232,000	22,980,695
	Kunshan Dongwei Technology Co. Ltd., Class A	47,513	186,556
	Kunshan Huguang Auto Harness Co. Ltd., Class A	161,900	759,617
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	108,820	401,988

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	155,582	$359,738
	Kweichow Moutai Co. Ltd., Class A	194,074	41,683,199
	KWG Group Holdings Ltd. (1813 H1)	263,500	17,286
*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	629,183
#*	KWG Living Group Holdings Ltd.	8,727,072	460,359
*	Kyland Technology Co. Ltd., Class A	154,400	274,568
	Lakala Payment Co. Ltd., Class A	239,668	749,916
	Lancy Co. Ltd., Class A	256,100	637,755
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	334,600	266,023
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,241,741
	Laobaixing Pharmacy Chain JSC, Class A	264,291	602,510
	Launch Tech Co. Ltd., Class H	389,000	278,364
	LB Group Co. Ltd., Class A	595,785	1,578,640
	Lee & Man Chemical Co. Ltd.	1,849,339	887,722
	Lee & Man Paper Manufacturing Ltd.	9,787,200	3,019,475
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	379,021
*Ω	Legend Holdings Corp., Class H	5,148,700	5,051,573
	Lenovo Group Ltd.	38,084,000	50,218,933
	Lens Technology Co. Ltd., Class A	1,156,528	3,651,188
	Leo Group Co. Ltd., Class A	190,700	51,653
	Leoch International Technology Ltd.	379,000	74,414
	Lepu Medical Technology Beijing Co. Ltd., Class A	431,130	730,321
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	45,400	125,297

		Shares	Value»
CHINA — (Continued)
	Levima Advanced Materials Corp., Class A	112,800	$259,356
	LexinFintech Holdings Ltd., ADR	680,622	2,160,975
	Leyard Optoelectronic Co. Ltd., Class A	572,150	427,277
*	Li Auto, Inc. (2015 HK), Class A	1,346,400	16,931,098
#*	Li Auto, Inc. (LI US), ADR	236,097	5,904,786
	Li Ning Co. Ltd.	16,562,583	33,794,417
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	274,663
	Lianhe Chemical Technology Co. Ltd., Class A	548,197	459,260
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	22,300	20,126
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	202,699
	Liaoning Cheng Da Co. Ltd., Class A	441,134	714,719
	Liaoning Port Co. Ltd., Class H	1,482,000	138,623
*	Lier Chemical Co. Ltd., Class A	554,680	643,108
*	Lifestyle China Group Ltd.	1,898,000	187,547
#*	Lifetech Scientific Corp.	19,428,000	4,173,488
	Lijiang Yulong Tourism Co. Ltd., Class A	378,620	467,999
	Linewell Software Co. Ltd., Class A	133,100	206,702
#	Lingbao Gold Group Co. Ltd., Class H	2,484,000	1,120,743
	Lingyi iTech Guangdong Co., Class A	1,577,100	1,987,871
#Ω	Linklogis, Inc., Class B	4,006,000	866,949
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	420,759

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	$4,339,690
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	301,740	813,609
#	LK Technology Holdings Ltd	3,870,000	1,490,553
	Loncin Motor Co. Ltd., Class A	1,279,488	1,468,827
Ω	Longfor Group Holdings Ltd.	7,565,000	12,255,348
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	446,406
	LONGi Green Energy Technology Co. Ltd., Class A	809,715	2,248,829
	Longshine Technology Group Co. Ltd., Class A	244,551	423,906
	Lonking Holdings Ltd.	16,989,000	3,270,614
	Lontium Semiconductor Corp., Class A	18,489	152,446
*	Lotus Holdings Co. Ltd.	584,400	396,909
	Lucky Harvest Co. Ltd., Class A	152,500	605,824
	Luenmei Quantum Co. Ltd., Class A	441,105	367,317
	Luoniushan Co. Ltd., Class A	583,900	504,668
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	537,897	347,928
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	263,390	838,404
	Lushang Freda Pharmaceutical Co. Ltd., Class A	495,500	477,144
	Luxi Chemical Group Co. Ltd., Class A	714,800	1,175,448
	Luxin Venture Capital Group Co. Ltd., Class A	250,900	517,147
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	8,102,642

		Shares	Value»
CHINA — (Continued)
	Luyang Energy-Saving Materials Co. Ltd.	234,510	$391,105
#*Ω	Luye Pharma Group Ltd.	13,832,000	4,968,213
	Luzhou Laojiao Co. Ltd., Class A	278,176	5,303,908
#*	Maanshan Iron & Steel Co. Ltd., Class H	11,626,177	1,839,031
	Maccura Biotechnology Co. Ltd., Class A	400,873	791,389
	Malion New Materials Co. Ltd., Class A	40,650	46,503
	Mango Excellent Media Co. Ltd., Class A	591,497	2,085,341
#*Ω	Maoyan Entertainment	2,891,000	2,895,672
	Marssenger Kitchenware Co. Ltd., Class A	66,100	128,334
	Maxscend Microelectronics Co. Ltd., Class A	37,488	502,498
	Maxvision Technology Corp., Class A	101,500	319,591
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	233,600	824,290
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	30,200	43,339
Ω	Medlive Technology Co. Ltd.	241,500	262,887
	MeiG Smart Technology Co. Ltd., Class A	16,400	59,689
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,045,512
	Meilleure Health International Industry Group Ltd.	420,000	12,722
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,466,000	980,094

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Meitu, Inc.	10,128,500	$3,441,622
*Ω	Meituan, Class B	2,433,960	57,515,377
	Mesnac Co. Ltd., Class A	804,100	887,196
#	Metallurgical Corp. of China Ltd., Class H	11,028,000	2,368,022
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	900,249
	MicroPort NeuroScientific Corp.	43,777	52,879
#*	Microport Scientific Corp.	2,232,200	1,848,851
	Micro-Tech Nanjing Co. Ltd., Class A	3,400	34,617
	Midea Group Co. Ltd., Class A	1,199,746	12,026,667
Ω	Midea Real Estate Holding Ltd.	2,330,400	998,275
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	78,600	629,720
	Min Xin Holdings Ltd.	742,000	182,650
	Ming Yang Smart Energy Group Ltd., Class A	409,016	691,754
	Ming Yuan Cloud Group Holdings Ltd.	5,446,000	1,890,074
*	Mingfa Group International Co. Ltd.	4,096,000	73,650
#	MINISO Group Holding Ltd.	2,003,400	10,039,727
*	Minmetals Development Co. Ltd., Class A	584,900	625,368
*	Minmetals Land Ltd.	9,937,644	534,760
*	Minth Group Ltd.	6,745,000	12,326,219
	Miracll Chemicals Co. Ltd., Class A	38,575	93,005
	MLS Co. Ltd., Class A	921,000	1,111,242
*	MMG Ltd.	44,102,799	15,523,441
*Ω	Mobvista, Inc.	1,759,000	454,038
*	MOG Digitech Holdings Ltd.	518,000	82,859
	Monalisa Group Co. Ltd., Class A	302,355	377,897

		Shares	Value»
CHINA — (Continued)
	Montage Technology Co. Ltd., Class A	5,120	$49,180
	Moon Environment Technology Co. Ltd., Class A	667,300	1,003,329
	Morimatsu International Holdings Co. Ltd.	695,000	413,519
	Motic Xiamen Electric Group Co. Ltd., Class A	22,700	91,331
*	Muyuan Foods Co. Ltd., Class A	608,937	3,736,741
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
	MYS Group Co. Ltd., Class A	833,000	384,018
	Nancal Technology Co. Ltd., Class A	71,484	205,875
*	Nanfang Zhongjin Environment Co. Ltd., Class A	717,800	339,580
	Nanhua Futures Co. Ltd., Class A	466,400	828,817
	NanJi E-Commerce Co. Ltd., Class A	1,201,350	546,971
	Nanjing Cosmos Chemical Co. Ltd., Class A	37,600	139,254
	Nanjing Hanrui Cobalt Co. Ltd., Class A	77,400	388,107
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,542,634
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	116,628	241,429
	Nanjing Pharmaceutical Co. Ltd., Class A	1,077,100	745,317
*	Nanjing Sample Technology Co. Ltd., Class H	47,000	2,315
	Nanjing Securities Co. Ltd., Class A	479,160	610,899
*	Nanjing Tanker Corp., Class A	1,500,600	714,995
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	803,048	743,947

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	$804,342
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	422,271
	NARI Technology Co. Ltd., Class A	899,226	3,285,748
	Natural Food International Holding Ltd., Class H	96,000	6,019
	NAURA Technology Group Co. Ltd., Class A	37,800	2,080,801
*	NavInfo Co. Ltd., Class A	399,600	573,311
#*	Nayuki Holdings Ltd.	402,500	75,899
	NBTM New Materials Group Co. Ltd., Class A	243,500	591,273
	NetDragon Websoft Holdings Ltd.	2,218,500	2,890,192
	NetEase, Inc. (9999 HK)	3,062,200	49,267,101
	NetEase, Inc. (NTES US), ADR	79,791	6,423,973
	Neusoft Corp., Class A	20,300	31,756
	Neusoft Education Technology Co. Ltd.	115,200	38,220
	New China Life Insurance Co. Ltd., Class H	3,129,100	10,559,951
	New Hope Dairy Co. Ltd., Class A	280,100	484,307
*	New Hope Liuhe Co. Ltd., Class A	310,932	428,531
*	New Journey Health Technology Group Co. Ltd., Class A	332,700	119,877
	Neway Valve Suzhou Co. Ltd., Class A	168,400	525,055
*	Newborn Town, Inc.	2,170,000	1,054,626
	Newland Digital Technology Co. Ltd., Class A	317,789	851,373
	Nexteer Automotive Group Ltd.	7,708,000	2,812,997
*	Nine Dragons Paper Holdings Ltd.	12,705,000	5,533,161

		Shares	Value»
CHINA — (Continued)
*	Ninestar Corp., Class A	156,128	$617,495
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	193,435
	Ningbo Boway Alloy Material Co. Ltd., Class A	266,900	737,293
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	51,600	88,520
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	616,517
	Ningbo Huaxiang Electronic Co. Ltd., Class A	406,400	730,934
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	53,400	98,239
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	914,089
	Ningbo Joyson Electronic Corp., Class A	392,831	918,264
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	812,652
	Ningbo Peacebird Fashion Co. Ltd., Class A	291,200	536,672
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	131,716	555,647
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,630,508
	Ningbo Shanshan Co. Ltd., Class A	172,500	221,050
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	296,445
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	1,184,299
	Ningbo Xusheng Group Co. Ltd., Class A	448,940	820,195

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	$347,989
	Ningbo Yunsheng Co. Ltd., Class A	686,400	672,568
	Ningbo Zhoushan Port Co. Ltd., Class A	2,027,370	1,060,497
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,290,032
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	398,837
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	182,219
*	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	349,763
*	NIO, Inc. (9866 HK), Class A	92,030	473,350
#*	NIO, Inc. (NIO US), ADR	645,832	3,293,743
#*	Niu Technologies, Sponsored ADR	200,154	460,354
	NKY Medical Holdings Ltd., Class A	257,950	455,645
	Noah Holdings Ltd., Sponsored ADR	90,260	1,112,003
#Ω	Nongfu Spring Co. Ltd., Class H	4,801,200	17,888,575
	Norinco International Cooperation Ltd., Class A	459,430	664,393
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	804,310
	North Electro-Optic Co. Ltd., Class A	130,900	211,948
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	743,803
	North Industries Group Red Arrow Co. Ltd., Class A	381,965	911,837
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,136,590

		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co. Ltd., Class A	661,227	$793,829
	Northking Information Technology Co. Ltd., Class A	283,029	617,940
	Novoray Corp., Class A	61,341	443,899
*	NSFOCUS Technologies Group Co. Ltd., Class A	274,070	360,130
*	Nuode New Materials Co. Ltd., Class A	820,000	461,353
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	367,300	287,287
#*Ω	Ocumension Therapeutics	616,500	445,455
*	Offcn Education Technology Co. Ltd., Class A	1,941,700	896,877
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	933,973
*	OFILM Group Co. Ltd., Class A	497,000	1,228,851
	Olympic Circuit Technology Co. Ltd., Class A	273,080	1,130,299
#	Onewo, Inc., Class H	186,800	551,245
	Oppein Home Group, Inc., Class A	126,490	1,251,814
	Opple Lighting Co. Ltd., Class A	238,021	582,395
	OPT Machine Vision Tech Co. Ltd., Class A	29,277	253,821
	ORG Technology Co. Ltd., Class A	1,849,800	1,318,106
	Orient International Enterprise Ltd., Class A	427,567	428,180
	Orient Overseas International Ltd.	626,000	8,533,145
#Ω	Orient Securities Co. Ltd., Class H	2,344,800	1,563,023
*	Oriental Energy Co. Ltd., Class A	1,044,899	1,297,083
	Oriental Pearl Group Co. Ltd., Class A	1,190,241	1,323,617

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Ourpalm Co. Ltd., Class A	438,300	$346,081
	Ovctek China, Inc., Class A	278,240	732,425
	Pacific Online Ltd.	34,195	1,427
*	Pacific Securities Co. Ltd., Class A	1,047,600	657,927
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	219,203	689,750
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	975,167
	PCI Technology Group Co. Ltd., Class A	625,140	430,643
*	PDD Holdings, Inc., ADR	1,039,202	125,317,369
*Ω	Peijia Medical Ltd.	1,597,000	797,575
*	Peking University Resources Holdings Co. Ltd.	2,806,500	92,312
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	127,830
	People.cn Co. Ltd., Class A	69,900	223,905
	People’s Insurance Co. Group of China Ltd. , Class H	17,871,000	9,020,463
	Perennial Energy Holdings Ltd.	630,000	90,127
	Perfect World Co. Ltd., Class A	342,300	482,749
	PetroChina Co. Ltd., Class H	101,830,000	76,465,579
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	575,517
#Ω	Pharmaron Beijing Co. Ltd., Class H	1,446,850	2,798,835
*	Phenix Optical Co. Ltd., Class A	53,600	198,349
	PhiChem Corp., Class A	249,005	548,529
	PICC Property & Casualty Co. Ltd., Class H	20,787,398	31,533,853
	Ping An Bank Co. Ltd., Class A	4,978,401	7,972,584

		Shares	Value»
CHINA — (Continued)
*Ω	Ping An Healthcare & Technology Co. Ltd.	4,246,900	$6,296,734
	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	144,575,422
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,163,672
	PNC Process Systems Co. Ltd., Class A	177,720	652,044
	POCO Holding Co. Ltd., Class A	39,760	261,292
*	Polaris Bay Group Co. Ltd., Class A	1,158,100	1,271,343
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,922,706
	Poly Property Group Co. Ltd.	16,496,987	3,559,868
	Poly Property Services Co. Ltd., Class H	1,537,000	6,382,904
	Pony Testing International Group Co. Ltd., Class A	284,970	318,313
Ω	Pop Mart International Group Ltd.	2,320,800	20,982,092
	Porton Pharma Solutions Ltd., Class A	334,300	871,543
Ω	Postal Savings Bank of China Co. Ltd., Class H	26,312,000	15,110,485
	Pou Sheng International Holdings Ltd.	16,009,609	1,189,430
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,091,367
*	Powerwin Tech Group Ltd.	76,000	25,086
	Prinx Chengshan Holdings Ltd.	580,000	616,465
*	Productive Technologies Co. Ltd.	742,000	18,350

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	131,400	$238,163
	PW Medtech Group Ltd.	4,055,000	557,194
*	Q Technology Group Co. Ltd.	2,951,000	1,929,822
*	Qi An Xin Technology Group, Inc., Class A	70,001	312,482
	Qianhe Condiment & Food Co. Ltd., Class A	315,815	546,860
	Qifu Technology, Inc., ADR	1,029,222	33,768,774
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	346,200	435,231
	Qingdao Citymedia Co. Ltd., Class A	543,833	545,273
	Qingdao East Steel Tower Stock Co. Ltd., Class A	811,575	795,947
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	559,283
	Qingdao Gaoce Technology Co. Ltd., Class A	374,900	724,148
	Qingdao Gon Technology Co. Ltd., Class A	183,900	591,051
	Qingdao Haier Biomedical Co. Ltd., Class A	130,371	567,522
	Qingdao Hanhe Cable Co. Ltd., Class A	1,370,392	665,229
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	270,040	435,937
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	50,200	621,484
	Qingdao NovelBeam Technology Co. Ltd., Class A	28,435	152,085

		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	1,625,000	$1,138,533
	Qingdao Rural Commercial Bank Corp., Class A	3,062,667	1,257,710
	Qingdao Sentury Tire Co. Ltd., Class A	260,260	1,007,420
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	515,604
	Qingdao Topscomm Communication, Inc., Class A	241,760	225,882
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,520,015
*	Qingling Motors Co. Ltd., Class H	5,354,000	345,016
	Qinhuangdao Port Co. Ltd., Class H	4,659,500	1,203,639
*	QuantumCTek Co. Ltd., Class A	2,968	106,138
*	Qudian, Inc., Sponsored ADR	478,889	1,120,600
	Queclink Wireless Solutions Co. Ltd., Class A	106,050	213,830
	Quectel Wireless Solutions Co. Ltd., Class A	62,034	456,334
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	412,602
#*	Radiance Holdings Group Co. Ltd.	2,385,000	929,005
	Rainbow Digital Commercial Co. Ltd., Class A	978,994	699,059
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	478,483
	Raytron Technology Co. Ltd., Class A	72,968	518,397
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	363,538
	Red Avenue New Materials Group Co. Ltd., Class A	31,000	145,187
*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,952,914	625,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Redco Properties Group Ltd.	11,804,000	$668,085
	Renhe Pharmacy Co. Ltd., Class A	1,306,600	1,058,985
	Renrui Human Resources Technology Holdings Ltd.	112,300	60,610
	Rianlon Corp., Class A	179,800	695,611
	Richinfo Technology Co. Ltd., Class A	118,700	371,380
	Risen Energy Co. Ltd., Class A	464,608	940,251
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	277,002
*	Rising Nonferrous Metals Share Co. Ltd., Class A	109,600	465,389
	Riyue Heavy Industry Co. Ltd., Class A	312,825	573,978
	Rizhao Port Co. Ltd., Class A	2,927,800	1,301,143
	RoboTechnik Intelligent Technology Co. Ltd., Class A	24,760	709,293
	Rockchip Electronics Co. Ltd., Class A	25,200	312,150
	Rongan Property Co. Ltd., Class A	342,900	119,813
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	554,595
	Rongsheng Petrochemical Co. Ltd., Class A	1,428,178	1,892,788
*	Roshow Technology Co. Ltd., Class A	423,700	397,062
	Ruida Futures Co. Ltd., Class A	196,651	442,593
	Runjian Co. Ltd., Class A	124,963	521,405
	SAIC Motor Corp. Ltd., Class A	918,355	1,661,535
	Sailun Group Co. Ltd., Class A	723,200	1,472,750
	Sanan Optoelectronics Co. Ltd., Class A	183,700	354,096

		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	31,672	$294,285
	Sanjiang Shopping Club Co. Ltd., Class A	96,700	144,757
	Sanquan Food Co. Ltd., Class A	506,730	777,798
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	709,068
	Sansure Biotech, Inc., Class A	133,807	422,659
#	Sany Heavy Equipment International Holdings Co. Ltd.	8,910,500	5,844,225
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,175,216
	Satellite Chemical Co. Ltd., Class A	1,211,883	3,220,919
	SDIC Capital Co. Ltd., Class A	466,300	519,880
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,162,960
	Sealand Securities Co. Ltd., Class A	1,346,700	947,514
#*	Seazen Group Ltd.	18,199,047	5,496,835
*	Seazen Holdings Co. Ltd., Class A	569,681	1,167,018
	S-Enjoy Service Group Co. Ltd.	2,135,000	988,449
*	Seres Group Co. Ltd., Class A	16,800	275,286
	SF Holding Co. Ltd., Class A	1,155,555	7,266,890
	SG Micro Corp., Class A	10,000	125,241
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	183,700	109,956
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	10,514,162
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,012,700	647,721
*	Shaanxi Heimao Coking Co. Ltd., Class A	559,100	268,680

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	$1,549,204
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	571,999
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	906,498
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	604,220
	Shandong Dawn Polymer Co. Ltd., Class A	188,000	351,394
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	864,664
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	643,200
Ω	Shandong Gold Mining Co. Ltd., Class H	1,890,250	3,744,746
	Shandong Haihua Co. Ltd., Class A	539,800	428,229
	Shandong Head Group Co. Ltd., Class A	178,026	349,813
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,842,582
	Shandong Hi-speed Co. Ltd., Class A	467,325	564,497
*	Shandong Hi-Speed New Energy Group Ltd.	1,670,600	325,477
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	1,063,400	965,265
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	536,561	1,729,012
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	695,060	345,662

	Shares	Value»
CHINA — (Continued)
Shandong Humon Smelting Co. Ltd., Class A	524,356	$816,217
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	276,400	519,597
Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	969,173
Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,485,135
Shandong Lukang Pharma, Class A	564,800	661,567
Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,603,766
Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	883,803
Shandong Publishing & Media Co. Ltd., Class A	852,100	1,278,829
Shandong Sun Paper Industry JSC Ltd., Class A	961,588	1,759,283
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	803,525
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,698,000	11,635,435
Shandong WIT Dyne Health Co. Ltd., Class A	184,500	742,119
Shandong Xiantan Co. Ltd., Class A	526,863	444,862
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	988,594
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	338,700	427,946
Shandong Yulong Gold Co. Ltd., Class A	377,100	657,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Acrel Co. Ltd., Class A	24,100	$63,778
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	562,100	642,563
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	372,400	670,679
	Shanghai AJ Group Co. Ltd., Class A	962,935	810,509
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	76,273	557,965
	Shanghai AtHub Co. Ltd., Class A	405,672	940,678
	Shanghai Bailian Group Co. Ltd., Class A	1,003,400	1,379,423
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	254,258	755,122
	Shanghai Baolong Automotive Corp., Class A	111,900	603,100
	Shanghai Baosight Software Co. Ltd., Class A	209,762	792,433
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	555,381
	Shanghai Belling Co. Ltd., Class A	26,200	188,804
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	20,170	535,867
	Shanghai Bright Meat Group Co. Ltd., Class A	581,100	565,341
#	Shanghai Chicmax Cosmetic Co. Ltd.	65,900	290,344
	Shanghai Chinafortune Co. Ltd., Class A	576,431	1,258,097
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	639,957
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	964,285

		Shares	Value»
CHINA — (Continued)
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	458,666	$622,512
	Shanghai Datun Energy Resources Co. Ltd., Class A	219,300	400,500
*	Shanghai DZH Ltd., Class A	90,200	112,278
#*	Shanghai Electric Group Co. Ltd., Class H	7,478,000	2,410,973
	Shanghai Electric Power Co. Ltd., Class A	498,406	668,952
	Shanghai Environment Group Co. Ltd., Class A	391,775	462,507
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	159,630
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	289,685	350,644
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,083,500	2,060,419
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,030,000	2,193,420
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,417,000	493,661
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	56,147	391,425
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	125,932	440,916
	Shanghai Gentech Co. Ltd., Class A	117,693	614,111
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	336,848	871,980
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	151,480	586,490

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	$194,705
	Shanghai Huace Navigation Technology Ltd., Class A	83,535	431,012
	Shanghai Huafon Aluminium Corp., Class A	106,400	244,029
	Shanghai Huayi Group Co. Ltd., Class A	362,700	342,923
	Shanghai Industrial Holdings Ltd.	3,322,000	5,066,907
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	904,938
#	Shanghai INT Medical Instruments Co. Ltd.	96,000	366,630
	Shanghai International Airport Co. Ltd., Class A	40,400	198,582
	Shanghai Jahwa United Co. Ltd., Class A	159,500	369,241
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	291,462	1,105,145
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	204,433	322,155
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	544,401
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	174,691
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	561,374
	Shanghai Lingang Holdings Corp. Ltd., Class A	444,340	707,976
	Shanghai M&G Stationery, Inc., Class A	229,299	934,794

		Shares	Value»
CHINA — (Continued)
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	$611,804
*	Shanghai Medicilon, Inc., Class A	61,955	305,064
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	39,612	554,949
*	Shanghai Milkground Food Tech Co. Ltd., Class A	352,300	804,526
	Shanghai Moons’ Electric Co. Ltd., Class A	62,800	413,543
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,037,100	4,694,127
	Shanghai Pioneer Holding Ltd.	3,009,000	830,614
	Shanghai Pret Composites Co. Ltd., Class A	337,600	398,866
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	458,268
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	4,748,885
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	382,799	905,041
	Shanghai QiFan Cable Co. Ltd., Class A	225,100	506,605
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,224,847
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	954,686
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,085,291
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	310,925

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	840,900	$1,432,609
	Shanghai Stonehill Technology Co. Ltd., Class A	2,256,626	979,670
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	674,600	784,030
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	451,866
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,389,427
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	363,661	586,207
	Shanghai Wanye Enterprises Co. Ltd., Class A	320,710	685,522
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	867,936
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	728,200	609,254
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	282,457	1,135,779
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,082,427
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	962,546
	Shanjin International Gold Co. Ltd., Class A	550,580	1,387,457
	Shannon Semiconductor Technology Co. Ltd., Class A	79,000	376,611
	Shantui Construction Machinery Co. Ltd., Class A	627,400	787,856

		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	787,198	$714,683
	Shanxi Coal International Energy Group Co. Ltd., Class A	1,055,000	1,970,434
	Shanxi Coking Co. Ltd., Class A	743,797	435,869
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	2,087,232
	Shanxi Guoxin Energy Corp. Ltd., Class A	1,135,960	456,234
	Shanxi Hi-speed Group Co. Ltd., Class A	891,300	600,267
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	983,130	1,154,044
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,076,748	2,206,308
*	Shanxi Meijin Energy Co. Ltd., Class A	840,600	615,491
	Shanxi Securities Co. Ltd., Class A	811,700	725,566
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,868,500	993,317
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	190,929	5,394,127
*	Shanying International Holding Co. Ltd., Class A	2,762,937	711,367
	Sharetronic Data Technology Co. Ltd., Class A	36,900	377,518
	Shede Spirits Co. Ltd., Class A	133,700	1,188,287
	Shenergy Co. Ltd., Class A	1,024,033	1,241,431
	Shengda Resources Co. Ltd., Class A	228,030	473,796
	Shenghe Resources Holding Co. Ltd., Class A	403,700	641,407

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	$105,611
	Shenguan Holdings Group Ltd	4,272,000	157,045
*	Shengyi Electronics Co. Ltd., Class A	5,580	27,270
	Shengyi Technology Co. Ltd., Class A	466,582	1,343,766
	Shenma Industry Co. Ltd., Class A	438,700	433,997
	Shennan Circuits Co. Ltd., Class A	89,283	1,308,911
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	3,114,400	992,008
*	Shenyang Jinbei Automotive Co. Ltd., Class A	634,600	525,162
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	52,584	643,302
	Shenzhen Agricultural Products Group Co. Ltd., Class A	510,438	469,369
	Shenzhen Airport Co. Ltd., Class A	934,083	912,894
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,633,425
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	565,849
	Shenzhen BSC Technology Co. Ltd., Class A	60,500	264,026
	Shenzhen Capchem Technology Co. Ltd., Class A	146,140	789,691
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	362,895
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	555,957
	Shenzhen Click Technology Co. Ltd., Class A	222,400	382,155
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	415,634
	Shenzhen Comix Group Co. Ltd., Class A	314,200	264,091

		Shares	Value»
CHINA — (Continued)
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	$472,630
	Shenzhen Desay Battery Technology Co., Class A	172,281	608,968
*	Shenzhen Dynanonic Co. Ltd., Class A	62,187	347,769
	Shenzhen Energy Group Co. Ltd., Class A	817,400	765,615
	Shenzhen Envicool Technology Co. Ltd., Class A	280,543	1,276,368
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	293,460	737,652
	Shenzhen Expressway Corp. Ltd., Class H	4,160,000	3,775,082
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	416,679
*	Shenzhen Fenda Technology Co. Ltd., Class A	499,691	357,437
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	3,307	70,854
	Shenzhen FRD Science & Technology Co. Ltd., Class A	251,254	744,922
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	569,100	672,471
	Shenzhen Gas Corp. Ltd., Class A	879,816	908,132
	Shenzhen Gongjin Electronics Co. Ltd., Class A	467,503	552,655
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	426,200	726,804
#*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	292,500	163,902

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Hopewind Electric Co. Ltd., Class A	210,600	$543,800
	Shenzhen Huaqiang Industry Co. Ltd., Class A	248,234	1,344,746
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,155,369
	Shenzhen International Holdings Ltd.	11,693,914	9,927,805
	Shenzhen Investment Ltd.	21,103,674	2,597,301
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	441,289
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	392,398
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	545,331
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	873,238
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	968,387
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	120,144	319,105
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	1,265,514
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,497,518
	Shenzhen Kinwong Electronic Co. Ltd., Class A	199,824	722,844
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	215,400	600,679
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	745,091

		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	679,300	$1,012,700
	Shenzhen Lifotronic Technology Co. Ltd., Class A	197,341	466,483
	Shenzhen Megmeet Electrical Co. Ltd., Class A	213,316	1,358,201
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	965,250
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	183,272	6,866,441
	Shenzhen MTC Co. Ltd., Class A	1,266,138	945,312
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	164,750	64,291
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	70,200	676,800
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,614,501	593,841
	Shenzhen Noposin Crop Science Co. Ltd., Class A	501,500	653,341
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,460,276	608,850
	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,591,000	304,642
	Shenzhen Qingyi Photomask Ltd., Class A	87,573	298,859
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	289,987
	Shenzhen SC New Energy Technology Corp., Class A	113,071	1,186,628
	Shenzhen SED Industry Co. Ltd., Class A	257,489	708,213
	Shenzhen SEG Co. Ltd., Class A	585,000	909,098

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Senior Technology Material Co. Ltd., Class A	438,070	$670,733
	Shenzhen Sinexcel Electric Co. Ltd., Class A	150,100	533,584
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	227,256
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,088,382
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	284,573
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	333,300	438,814
	Shenzhen Sunway Communication Co. Ltd., Class A	209,754	729,132
	Shenzhen Tagen Group Co. Ltd., Class A	1,530,545	951,000
	Shenzhen Topband Co. Ltd., Class A	454,871	741,922
	Shenzhen Topraysolar Co. Ltd., Class A	500,900	267,998
	Shenzhen Topway Video Communication Co. Ltd., Class A	264,100	348,618
	Shenzhen Transsion Holdings Co. Ltd., Class A	102,790	1,376,958
	Shenzhen United Winners Laser Co. Ltd., Class A	81,244	184,489
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	321,353
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	644,300	1,904,931
*	Shenzhen World Union Group, Inc., Class A	1,437,977	535,170

		Shares	Value»
CHINA — (Continued)
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,012,796	$705,483
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	1,390,376
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	136,100	141,534
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	368,500	823,895
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	988,454
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,634,271
	Shenzhou International Group Holdings Ltd.	1,786,900	13,798,460
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	67,300	319,934
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	544,300	2,816,022
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	330,601	790,440
	Shinva Medical Instrument Co. Ltd., Class A	380,640	926,342
#	Shoucheng Holdings Ltd.	14,189,640	1,893,920
	Shougang Fushan Resources Group Ltd.	20,571,294	7,440,134
*††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	52,587
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	1,669,800
	Shui On Land Ltd.	28,208,276	2,579,623

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Siasun Robot & Automation Co. Ltd., Class A	117,000	$223,686
	Sichuan Changhong Electric Co. Ltd., Class A	658,300	1,523,434
	Sichuan Chengfei Integration Technology Corp., Class A	160,100	392,521
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,218,434
	Sichuan Development Lomon Co. Ltd., Class A	953,200	2,534,132
	Sichuan EM Technology Co. Ltd., Class A	560,600	674,989
#	Sichuan Expressway Co. Ltd., Class H	4,528,000	1,841,505
	Sichuan Furong Technology Co. Ltd., Class A	194,957	439,922
	Sichuan Haite High-tech Co. Ltd., Class A	415,083	696,761
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,506,820	1,025,659
	Sichuan Hexie Shuangma Co. Ltd., Class A	498,043	1,298,003
*	Sichuan Hongda Co. Ltd., Class A	363,100	442,528
	Sichuan Injet Electric Co. Ltd., Class A	118,225	837,424
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	159,584	504,208
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,679,443
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	587,369
*	Sichuan New Energy Power Co. Ltd., Class A	461,300	761,743
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,209,240

		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co. Ltd., Class A	120,305	$704,365
	Sichuan Teway Food Group Co. Ltd., Class A	329,200	658,681
	Sichuan Yahua Industrial Group Co. Ltd., Class A	320,700	477,273
	Sieyuan Electric Co. Ltd., Class A	172,940	1,857,249
*	Sihuan Pharmaceutical Holdings Group Ltd.	27,255,000	2,554,578
	SIIC Environment Holdings Ltd. (807 HK)	259,000	31,996
#Ω	Simcere Pharmaceutical Group Ltd.	5,098,000	4,599,941
	Sineng Electric Co. Ltd., Class A	151,900	973,366
	Sino Biopharmaceutical Ltd.	58,920,495	26,765,636
	Sino Wealth Electronic Ltd., Class A	6,441	23,242
	Sino-Agri Leading Biosciences Co. Ltd., Class A	71,400	140,875
	Sinocare, Inc., Class A	91,460	334,531
*	Sinochem International Corp., Class A	1,006,937	599,008
	Sinofert Holdings Ltd.	16,022,673	2,386,843
	Sinolink Securities Co. Ltd., Class A	270,300	347,508
*	Sinolink Worldwide Holdings Ltd.	15,777,885	243,334
	Sinoma International Engineering Co., Class A	1,171,750	1,700,569
	Sinoma Science & Technology Co. Ltd., Class A	504,695	920,325
	Sinomach Automobile Co. Ltd., Class A	418,200	377,325
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	295,924

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinomach Precision Industry Group Co. Ltd., Class A	351,000	$561,367
	Sinomine Resource Group Co. Ltd., Class A	145,940	679,404
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	7,586,650
	Sinopec Kantons Holdings Ltd.	7,798,000	4,294,913
*	Sinopec Oilfield Equipment Corp., Class A	775,385	620,893
*	Sinopec Oilfield Service Corp., Class H	16,986,000	1,481,844
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,423,000	3,306,388
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	34,195	233,283
	Sinopharm Group Co. Ltd., Class H	8,626,000	21,489,870
	Sino-Platinum Metals Co. Ltd., Class A	235,213	468,145
	Sinoseal Holding Co. Ltd., Class A	131,727	672,269
	Sinosoft Co. Ltd., Class A	228,580	713,614
	Sinosteel Engineering & Technology Co. Ltd., Class A	882,568	806,231
	Sinosteel New Materials Co. Ltd., Class A	366,200	391,812
	Sinotrans Ltd., Class H	19,756,000	8,826,778
	Sinotruk Hong Kong Ltd.	5,474,000	14,774,756
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,119,159
	Skshu Paint Co. Ltd., Class A	83,120	522,067
	Skyworth Digital Co. Ltd., Class A	240,699	480,806
	Skyworth Group Ltd.	11,874,246	4,723,334
#Ω	Smoore International Holdings Ltd.	7,027,000	9,174,098
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	727,606

		Shares	Value»
CHINA — (Continued)
*	SOHO China Ltd.	16,246,839	$1,503,238
*	Sohu.com Ltd., ADR	72,129	1,016,298
*	Solargiga Energy Holdings Ltd.	4,315,000	77,940
	Songcheng Performance Development Co. Ltd., Class A	194,500	264,303
	Sonoscape Medical Corp., Class A	43,500	217,734
	SooChow Securities Co. Ltd., Class A	903,921	1,034,085
#*	South Manganese Investment Ltd.	4,644,000	249,674
	Southern Publishing & Media Co. Ltd., Class A	346,700	677,310
	Southwest Securities Co. Ltd., Class A	1,209,100	817,171
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	108,387
*	Spring Airlines Co. Ltd., Class A	184,900	1,430,132
	SSY Group Ltd.	13,666,506	6,634,608
	Stanley Agricultural Group Co. Ltd., Class A	751,500	768,281
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	654,900	589,253
	StarPower Semiconductor Ltd., Class A	38,920	526,038
	State Grid Information & Communication Co. Ltd., Class A	316,526	907,310
	State Grid Yingda Co. Ltd., Class A	536,900	439,450
	STO Express Co. Ltd., Class A	1,103,600	1,683,103
	Sumavision Technologies Co. Ltd., Class A	737,200	621,988
	Sumec Corp. Ltd., Class A	894,200	1,134,045
#	Sun Art Retail Group Ltd.	18,745,000	5,517,052

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sun Create Electronics Co. Ltd., Class A	120,797	$507,091
*	Sun King Technology Group Ltd.	6,342,000	1,002,940
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	964,049
	Sungrow Power Supply Co. Ltd., Class A	260,243	3,316,926
	Suning Universal Co. Ltd., Class A	1,822,600	613,251
	Sunny Optical Technology Group Co. Ltd.	3,851,700	25,055,288
	Sunresin New Materials Co. Ltd., Class A	108,300	744,146
	Sunrise Group Co. Ltd., Class A	664,930	510,721
	Sunstone Development Co. Ltd., Class A	214,600	416,553
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	839,826
	Sunwoda Electronic Co. Ltd., Class A	196,799	626,105
	Suofeiya Home Collection Co. Ltd., Class A	313,634	855,285
	SUPCON Technology Co. Ltd., Class A	32,203	217,980
	Suzhou Anjie Technology Co. Ltd., Class A	186,700	410,507
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	496,767	2,187,257
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,609,347	821,317
	Suzhou Good-Ark Electronics Co. Ltd., Class A	217,537	366,502
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,273	493,795

		Shares	Value»
CHINA — (Continued)
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	$1,118,799
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	287,488
	Suzhou Sushi Testing Group Co. Ltd., Class A	280,021	517,669
	Suzhou TFC Optical Communication Co. Ltd., Class A	117,972	2,104,225
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	320,962
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	238,442
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	1,329,676	435,792
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	99,323
	SY Holdings Group Ltd.	1,571,000	1,389,245
	Symphony Holdings Ltd.	7,630,000	825,059
	SYoung Group Co. Ltd., Class A	237,933	423,807
	T&S Communications Co. Ltd., Class A	25,000	247,010
	Taiji Computer Corp. Ltd., Class A	181,228	680,127
*	Taiyuan Heavy Industry Co. Ltd., Class A	665,400	224,507
*	Talkweb Information System Co. Ltd., Class A	62,200	235,057
*	Tangrenshen Group Co. Ltd., Class A	716,185	534,503
*	Tangshan Jidong Cement Co. Ltd., Class A	763,707	638,064
	TangShan Port Group Co. Ltd., Class A	2,953,530	1,814,014

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,042,539	$807,186
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	24,300	40,939
	Tansun Technology Co. Ltd., Class A	245,175	573,554
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	736,951
	Tayho Advanced Materials Group Co. Ltd., Class A	525,100	732,695
	TBEA Co. Ltd., Class A	1,300,480	2,583,297
	TCL Electronics Holdings Ltd.	8,352,932	5,928,383
	TCL Technology Group Corp., Class A	4,478,818	3,337,894
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	955,252	1,703,118
	TDG Holdings Co. Ltd., Class A	474,400	516,776
*††	Tech-Pro, Inc.	37,652,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	435,200	947,701
	Ten Pao Group Holdings Ltd.	948,000	176,560
	Tencent Holdings Ltd.	16,061,600	837,485,379
	Tencent Music Entertainment Group, ADR	939,683	10,458,672
#	Tenfu Cayman Holdings Co. Ltd.	101,000	48,902
	Three Squirrels, Inc., Class A	156,800	564,153
	Three’s Co. Media Group Co. Ltd., Class A	163,092	699,294
	Thunder Software Technology Co. Ltd., Class A	66,522	541,690
	Tian An China Investment Co. Ltd.	1,286,357	660,268

		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	$1,391,401
#	Tian Lun Gas Holdings Ltd.	740,000	322,619
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Tiande Chemical Holdings Ltd.	496,000	75,034
	Tiangong International Co. Ltd.	10,194,000	2,352,633
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	111,084	272,093
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,037,429
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	871,551	505,614
	Tianjin Development Holdings Ltd.	2,103,800	536,173
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	496,352
	Tianjin Port Co. Ltd., Class A	611,200	412,796
	Tianjin Port Development Holdings Ltd.	12,497,200	1,074,787
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	821,067
	Tianjin Teda Co. Ltd., Class A	923,601	628,231
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	942,400	732,237
*	Tianma Microelectronics Co. Ltd., Class A	781,412	1,004,891
	Tianneng Battery Group Co. Ltd., Class A	106,287	438,732
#	Tianneng Power International Ltd.	7,163,952	5,820,482

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Tianqi Lithium Corp., Class H	317,800	$1,061,774
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	683,235
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,892,965
	TianShan Material Co. Ltd., Class A	598,601	517,084
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,820,644
*	Tianyun International Holdings Ltd.	1,972,000	811,721
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	202,226
	Tibet Mineral Development Co. Ltd., Class A	113,800	350,708
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	102,710	544,538
*	Tibet Tianlu Co. Ltd., Class A	509,954	465,450
*	Tibet Water Resources Ltd.	6,597,000	298,003
	Time Interconnect Technology Ltd.	704,000	442,770
	Tingyi Cayman Islands Holding Corp.	8,334,000	12,158,420
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,031,459	1,326,700
	TK Group Holdings Ltd.	34,000	7,730
	TKD Science & Technology Co. Ltd., Class A	197,108	432,008
	Tofflon Science & Technology Group Co. Ltd., Class A	222,644	400,388
	Toly Bread Co. Ltd., Class A	856,734	723,152
	Tomson Group Ltd.	3,069,036	962,738
	Tong Ren Tang Technologies Co. Ltd., Class H	4,833,000	3,164,997
	Tongcheng Travel Holdings Ltd.	8,032,000	18,171,840

		Shares	Value»
CHINA — (Continued)
*	Tongdao Liepin Group	1,176,800	$345,006
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	357,286
	TongFu Microelectronics Co. Ltd., Class A	669,615	2,528,122
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	365,760	434,823
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	103,591
	Tongkun Group Co. Ltd., Class A	568,666	941,321
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	891,580
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,588,593
	Tongwei Co. Ltd., Class A	1,255,144	5,441,716
	Tongyu Communication, Inc., Class A	132,320	257,692
	Tongyu Heavy Industry Co. Ltd., Class A	2,354,300	980,774
	Topchoice Medical Corp., Class A	69,202	488,918
*	Topsec Technologies Group, Inc., Class A	756,000	837,632
Ω	Topsports International Holdings Ltd.	12,944,000	4,312,906
	Towngas Smart Energy Co. Ltd.	4,859,708	2,000,029
*	TPV Technology Co. Ltd., Class A	2,632,200	1,053,024
	Transfar Zhilian Co. Ltd., Class A	789,198	478,691
	TravelSky Technology Ltd., Class H	5,078,938	7,118,565
	Triangle Tyre Co. Ltd., Class A	289,800	590,884
*	Trigiant Group Ltd.	6,560,000	263,630

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Trina Solar Co. Ltd., Class A	471,399	$1,660,207
#*	Trip.com Group Ltd. (TCOM US), ADR	986,713	63,544,317
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	689,714
	Triumph Science & Technology Co. Ltd., Class A	438,200	821,681
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	179,300	332,383
	Truking Technology Ltd., Class A	365,700	381,233
	Truly International Holdings Ltd.	13,999,000	1,900,063
#Ω	Tsaker New Energy Tech Co. Ltd.	220,500	24,696
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	502,738
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	14,835,647
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	150,571
	Tungkong, Inc., Class A	142,800	165,974
*	Tuniu Corp., Sponsored ADR	88,047	97,732
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	125,539	1,176,690
	Unilumin Group Co. Ltd., Class A	669,131	671,760
	Uni-President China Holdings Ltd.	11,492,308	10,756,227
	Unisplendour Corp. Ltd., Class A	396,620	1,455,829
#*	United Energy Group Ltd.	16,169,100	673,861
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,136,650
††	Untrade.Lumena Newmat	391,649	0
*	UTour Group Co. Ltd., Class A	475,600	519,272
	V V Food & Beverage Co. Ltd., Class A	760,800	309,973

		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	739,127	$1,108,142
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	216,928	513,853
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	18,713
	Vatti Corp. Ltd., Class A	491,100	543,507
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	158,900	490,286
Ω	VCredit Holdings Ltd.	109,600	28,452
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	816,500	110,280
	Venustech Group, Inc., Class A	183,400	456,660
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	1,742,528
	Vipshop Holdings Ltd., ADR	2,600,365	37,549,271
*	Visionox Technology, Inc., Class A	499,500	669,606
	Visual China Group Co. Ltd., Class A	448,100	931,558
*Ω	Viva Biotech Holdings	5,817,500	727,980
*	Vnet Group, Inc., ADR	460,815	1,511,473
	Walvax Biotechnology Co. Ltd., Class A	224,200	465,297
*	Wanda Film Holding Co. Ltd., Class A	550,000	933,154
	Wangneng Environment Co. Ltd., Class A	361,591	763,233
	Wangsu Science & Technology Co. Ltd., Class A	738,840	999,517
	Wanguo Gold Group Ltd.	572,000	722,874
	Wanhua Chemical Group Co. Ltd., Class A	879,528	9,311,348

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	29,515,000	$18,366,169
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	1,132,398
	Warom Technology, Inc. Co., Class A	206,414	594,451
	Wasion Holdings Ltd.	4,776,000	3,613,509
	Wasu Media Holding Co. Ltd., Class A	734,500	768,990
	Weibo Corp. (WB US), Sponsored ADR	552,309	4,998,396
	Weichai Power Co. Ltd., Class H	11,467,120	17,327,526
	Weifu High-Technology Group Co. Ltd., Class A	236,747	590,896
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	165,200	279,359
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	867,768
#*Ω	Weimob, Inc.	9,491,000	1,970,478
*	Wellhope Foods Co. Ltd., Class A	551,444	635,216
*	Wencan Group Co. Ltd., Class A	282,800	933,186
	Wens Foodstuff Group Co. Ltd., Class A	399,266	1,045,581
	Wenzhou Yihua Connector Co. Ltd., Class A	63,600	377,890
#	West China Cement Ltd.	21,952,000	3,272,616
	Western Metal Materials Co. Ltd., Class A	222,800	531,093
	Western Mining Co. Ltd., Class A	675,800	1,670,356
*	Western Region Gold Co. Ltd., Class A	367,200	675,100
	Western Securities Co. Ltd., Class A	816,630	939,671
	Western Superconducting Technologies Co. Ltd., Class A	81,978	580,464
#	Wharf Holdings Ltd.	2,052,000	5,814,134

		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	21,388	$321,748
	Willfar Information Technology Co. Ltd., Class A	59,477	331,698
	Winall Hi-Tech Seed Co. Ltd., Class A	531,800	1,021,519
	Windey Energy Technology Group Co. Ltd., Class A	333,438	631,546
*	Wingtech Technology Co. Ltd., Class A	290,797	1,779,157
	Winner Medical Co. Ltd., Class A	88,325	387,692
	Winning Health Technology Group Co. Ltd., Class A	491,000	543,041
	Wolong Electric Group Co. Ltd., Class A	822,395	1,730,462
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,610,160
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	605,422
	Wuhan East Lake High Technology Group Co. Ltd., Class A	185,300	333,035
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	211,244
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	186,300	286,655
	Wuhan Guide Infrared Co. Ltd., Class A	328,742	409,487
	Wuhan Huazhong Numerical Control Co. Ltd., Class A	46,200	183,267
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	118,964
*	Wuhan P&S Information Technology Co. Ltd., Class A	589,700	1,091,088

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	170,600	$509,689
	Wuhu Token Science Co. Ltd., Class A	763,240	781,834
	Wuliangye Yibin Co. Ltd., Class A	841,312	17,370,858
	Wuling Motors Holdings Ltd.	210,000	13,773
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	1,834,780
	Wushang Group Co. Ltd., Class A	479,000	562,914
#Ω	WuXi AppTec Co. Ltd., Class H	1,149,860	7,646,945
	Wuxi Autowell Technology Co. Ltd., Class A	110,708	840,779
	Wuxi Best Precision Machinery Co. Ltd., Class A	210,570	505,760
*Ω	Wuxi Biologics Cayman, Inc.	9,878,500	20,985,902
	Wuxi Boton Technology Co. Ltd., Class A	208,338	557,022
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	258,062
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	661,200	849,120
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	671,800	1,774,279
	Wuxi NCE Power Co. Ltd., Class A	96,600	486,260
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	601,787
	Wuxi Rural Commercial Bank Co. Ltd., Class A	704,700	562,724
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	734,587
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	365,039
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	333,468

		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	$2,240,560
	XGD, Inc., Class A	289,994	1,121,519
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	8,948,500	1,144,335
	Xiamen Amoytop Biotech Co. Ltd., Class A	68,981	749,815
	Xiamen Bank Co. Ltd., Class A	1,946,200	1,425,811
	Xiamen C & D,Inc., Class A	483,230	633,045
*	Xiamen Changelight Co. Ltd., Class A	487,400	1,063,873
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	276,826	241,175
	Xiamen Faratronic Co. Ltd., Class A	72,158	1,150,095
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	44,800	115,163
	Xiamen International Airport Co. Ltd., Class A	126,156	258,362
	Xiamen Intretech, Inc., Class A	239,084	441,587
	Xiamen ITG Group Corp. Ltd., Class A	1,436,963	1,319,582
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	463,951
	Xiamen Kingdomway Group Co., Class A	360,529	830,780
	Xiamen Port Development Co. Ltd., Class A	271,700	250,498
	Xiamen Tungsten Co. Ltd., Class A	425,462	1,162,372
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,174,081
	Xi’An Shaangu Power Co. Ltd., Class A	721,545	893,141

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xi’an Triangle Defense Co. Ltd., Class A	170,738	$642,172
	Xiandai Investment Co. Ltd., Class A	1,204,238	701,667
	Xiangcai Co. Ltd., Class A	430,908	460,084
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	195,628
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	797,934
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	311,800	457,235
	Xianhe Co. Ltd., Class A	281,207	736,700
*Ω	Xiaomi Corp., Class B	13,209,200	45,306,183
	Xilinmen Furniture Co. Ltd., Class A	254,400	723,066
	Xinfengming Group Co. Ltd., Class A	903,412	1,430,197
#	Xingda International Holdings Ltd.	6,706,814	1,094,408
	Xingfa Aluminium Holdings Ltd.	360,000	342,804
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	4,023,006
	Xinhuanet Co. Ltd., Class A	205,614	691,324
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	442,165
	Xinjiang Joinworld Co. Ltd., Class A	326,446	337,645
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	570,118
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	941,758
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	756,625
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	892,069

		Shares	Value»
CHINA — (Continued)
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	293,700	$166,216
#*	Xinte Energy Co. Ltd., Class H	3,980,800	5,528,444
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	577,680
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	861,738
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,896,050	1,037,510
#	Xinyi Energy Holdings Ltd.	17,301,211	1,957,404
	Xinyi Solar Holdings Ltd.	45,392,006	23,280,037
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,259,989
	Xinzhi Group Co. Ltd., Class A	305,800	590,365
*	Xizang Zhufeng Resources Co. Ltd., Class A	343,800	533,835
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	453,803
*	XPeng, Inc., Class A	1,496,700	8,456,775
	Xtep International Holdings Ltd.	11,742,506	8,708,387
	Xuji Electric Co. Ltd., Class A	247,100	1,054,661
*	Xunlei Ltd., ADR	133,711	271,433
Ω	Yadea Group Holdings Ltd.	7,122,408	12,302,220
*	YaGuang Technology Group Co. Ltd., Class A	369,100	375,262
	Yangling Metron New Material, Inc., Class A	205,780	736,301
*	Yangmei Chemical Co. Ltd., Class A	916,200	306,713
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	1,106,193
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	959,829

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	109,572	$772,280
#	Yankuang Energy Group Co. Ltd., Class H	15,545,499	20,226,972
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	111,642	361,296
	Yantai China Pet Foods Co. Ltd., Class A	163,916	691,309
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	178,194	327,867
	Yantai Eddie Precision Machinery Co. Ltd., Class A	261,230	609,252
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,336,814
	YanTai Shuangta Food Co. Ltd., Class A	316,350	232,455
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	69,050	236,429
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	469,000	901,730
*	Yatsen Holding Ltd., ADR	16,528	62,806
#*	Yeahka Ltd.	495,600	703,396
	Yealink Network Technology Corp. Ltd., Class A	119,620	655,065
	Yechiu Metal Recycling China Ltd., Class A	831,540	308,975
	Yeebo International Holdings Ltd.	190,000	57,656
	YGSOFT, Inc., Class A	893,371	799,957
	Yibin Tianyuan Group Co. Ltd., Class A	721,300	454,023
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	2,155,800	2,449,718
*	Yifan Pharmaceutical Co. Ltd., Class A	274,700	490,650

		Shares	Value»
CHINA — (Continued)
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	$1,204,063
	Yihai International Holding Ltd.	3,271,000	5,829,133
	Yinbang Clad Material Co. Ltd., Class A	256,200	678,087
	Yindu Kitchen Equipment Co. Ltd., Class A	34,100	115,450
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,100	33,355
	Yip’s Chemical Holdings Ltd.	1,348,000	276,787
*	Yiren Digital Ltd., Sponsored ADR	311,016	1,754,130
Ω	Yixin Group Ltd.	3,386,500	331,014
	Yixintang Pharmaceutical Group Co. Ltd., Class A	528,023	996,958
	Yizumi Holdings Co. Ltd., Class A	286,600	939,573
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,586,365
	Yongjin Technology Group Co. Ltd.	286,200	762,904
	YongXing Special Materials Technology Co. Ltd., Class A	170,618	925,433
*	Yonyou Network Technology Co. Ltd., Class A	123,643	197,449
	Yotrio Group Co. Ltd., Class A	1,055,000	473,369
	Youcare Pharmaceutical Group Co. Ltd., Class A	105,746	339,006
	Youngor Fashion Co. Ltd., Class A	1,133,600	1,197,795
	Youngy Co. Ltd., Class A	68,900	337,511
*	Youzu Interactive Co. Ltd., Class A	444,500	618,860
	YTO Express Group Co. Ltd., Class A	793,975	1,832,050

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	$131,482
	Yuexiu Property Co. Ltd.	14,493,956	11,990,749
	Yuexiu Services Group Ltd.	389,500	166,796
	Yuexiu Transport Infrastructure Ltd.	3,815,415	1,872,616
*	Yueyang Forest & Paper Co. Ltd., Class A	765,600	661,557
#	Yum China Holdings, Inc. (9987 HK)	59,400	2,669,163
	Yum China Holdings, Inc. (YUMC US)	1,120,797	49,438,356
	Yunda Holding Co. Ltd., Class A	1,170,786	1,370,170
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	2,117,998
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,399,001
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,126,400	912,050
	Yunnan Copper Co. Ltd., Class A	651,900	1,197,001
	Yunnan Energy Investment Co. Ltd., Class A	207,400	371,019
	Yunnan Energy New Material Co. Ltd., Class A	204,795	1,024,449
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	383,577
	Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	379,562
	Yunnan Tin Co. Ltd., Class A	791,200	1,693,395
	Yunnan Yuntianhua Co. Ltd., Class A	487,000	1,576,062
	Yusys Technologies Co. Ltd., Class A	329,100	1,182,970
	Yutong Bus Co. Ltd., Class A	582,006	1,982,169

		Shares	Value»
CHINA — (Continued)
	Yutong Heavy Industries Co. Ltd., Class A	152,502	$246,804
	Zangge Mining Co. Ltd., Class A	363,600	1,463,409
	ZBOM Home Collection Co. Ltd., Class A	263,038	555,826
	Zengame Technology Holding Ltd.	1,564,000	552,881
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	59,403	1,960,073
	Zhaojin Mining Industry Co. Ltd., Class H	5,778,666	10,126,739
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	196,378	274,024
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	917,884
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	386,085
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	220,640	266,894
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,378,060	914,847
	Zhejiang Cfmoto Power Co. Ltd., Class A	65,600	1,455,686
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	1,314,759
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,784,839
	Zhejiang Communications Technology Co. Ltd., Class A	1,217,509	735,476
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	897,627
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,459,703

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Dahua Technology Co. Ltd., Class A	529,400	$1,221,066
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	396,712
	Zhejiang Dingli Machinery Co. Ltd., Class A	99,796	711,363
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	536,940	839,630
	Zhejiang Expressway Co. Ltd., Class H	9,308,039	6,166,901
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	561,950
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	20,580	89,473
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	932,307
	Zhejiang Hailiang Co. Ltd., Class A	740,561	915,289
	Zhejiang Hailide New Material Co. Ltd., Class A	546,400	327,542
	Zhejiang HangKe Technology, Inc. Co., Class A	201,410	521,003
	Zhejiang Hangmin Co. Ltd., Class A	725,100	750,483
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	673,224	562,463
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,137,054
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	754,478
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	1,177,031

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	99,100	$210,856
	Zhejiang Huangma Technology Co. Ltd., Class A	302,300	475,416
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	1,348,400	1,031,359
	Zhejiang Huayou Cobalt Co. Ltd., Class A	420,135	1,831,607
	Zhejiang International Group Co. Ltd., Class A	135,340	204,274
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	698,800	756,565
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	544,366
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	412,675
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	230,400	430,083
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	338,670	1,714,121
	Zhejiang Jingu Co. Ltd., Class A	582,950	963,429
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	871,133
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,094,200	797,132
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,384,284
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	324,800	745,573

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	17,500	$40,153
	Zhejiang Juhua Co. Ltd., Class A	517,720	1,523,069
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	434,975
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	535,430
	Zhejiang Medicine Co. Ltd., Class A	436,569	1,011,461
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	325,003
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	118,350	321,494
	Zhejiang Narada Power Source Co. Ltd., Class A	435,969	1,328,628
	Zhejiang NHU Co. Ltd., Class A	757,379	2,414,018
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	690,393
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	117,838	585,100
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	1,054,290
	Zhejiang Runtu Co. Ltd., Class A	642,250	585,656
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	645,741
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	52,340	235,327
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,284,682
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,869,500	1,364,467
	Zhejiang Shibao Co. Ltd., Class H	314,000	137,557

		Shares	Value»
CHINA — (Continued)
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	134,400	$406,759
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	108,800	429,606
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	91,300	397,864
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	427,076
*	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	114,600	146,554
	Zhejiang Supor Co. Ltd., Class A	88,169	648,389
	Zhejiang Taihua New Material Group Co. Ltd., Class A	470,900	758,990
*	Zhejiang Tiantie Industry Co. Ltd., Class A	484,922	338,711
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	437,964
*	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	159,258
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	933,447	2,713,455
	Zhejiang Wanliyang Co. Ltd., Class A	896,541	719,029
	Zhejiang Wanma Co. Ltd., Class A	806,000	889,604
	Zhejiang Wansheng Co. Ltd., Class A	23,800	36,592
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,402,216
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	263,800	493,417
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	452,757	948,769

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	$417,151
	Zhejiang XCC Group Co. Ltd., Class A	299,700	787,774
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	384,999	675,425
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	390,293	456,715
	Zhejiang Xinao Textiles, Inc., Class A	566,400	560,488
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	307,638
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	59,419
	Zhejiang Yasha Decoration Co. Ltd., Class A	780,000	434,270
	Zhejiang Yinlun Machinery Co. Ltd., Class A	480,900	1,279,611
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	34,300	84,758
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	182,700	440,744
*	Zhejiang Yongtai Technology Co. Ltd., Class A	205,584	282,689
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	71,700	366,007
	Zhende Medical Co. Ltd., Class A	160,611	520,799
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,427,400	3,247,646
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	29,898
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	865,560

		Shares	Value»
CHINA — (Continued)
	Zheshang Development Group Co. Ltd., Class A	583,617	$502,262
	Zheshang Securities Co. Ltd., Class A	493,900	896,361
*	Zhewen Interactive Group Co. Ltd., Class A	951,420	744,185
*	Zhihu, Inc.	13,500	16,435
*	Zhong An Group Ltd.	14,556,888	273,755
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	4,716,200	8,507,637
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	95,181
	Zhongji Innolight Co. Ltd., Class A	82,271	1,625,620
	Zhongjin Gold Corp. Ltd., Class A	980,800	1,948,719
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	87,500	259,795
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	358,400	335,859
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	978,842
	Zhongshan Public Utilities Group Co. Ltd., Class A	501,800	625,262
	Zhongsheng Group Holdings Ltd.	7,488,500	11,515,733
	Zhongtai Securities Co. Ltd., Class A	505,700	483,853
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Co. Ltd., Class A	393,500	625,406
#*	Zhongyu Energy Holdings Ltd.	1,846,550	1,058,100
	Zhongyuan Environment-Protection Co. Ltd., Class A	773,300	977,021
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	8,488,500	1,693,873

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	$443,375
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	6,387,269
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	120,532	566,064
	Zhuzhou Kibing Group Co. Ltd., Class A	1,318,700	1,308,731
*	Zhuzhou Smelter Group Co. Ltd., Class A	184,400	231,598
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	932,811
	Zijin Mining Group Co. Ltd., Class H	14,342,000	30,549,489
	ZJAMP Group Co. Ltd., Class A	68,900	83,545
	ZJMI Environmental Energy Co. Ltd., Class A	491,127	839,806
#	Zonqing Environmental Ltd.	48,000	40,557
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,067,200	3,447,003
	ZTE Corp., Class H	2,449,592	6,096,718
	ZTO Express Cayman, Inc. (2057 HK)	325,200	7,500,125
#	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	24,196,262
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	53,000	77,721

TOTAL CHINA			7,042,647,154

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,068,658	2,112,951
	Bancolombia SA (BCOLO CB)	422,977	3,613,023

		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA (CIB US), Sponsored ADR	118,217	$3,772,304
	Bolsa de Valores de Colombia	20,739	46,303
	Celsia SA ESP	1,411,814	1,205,956
	Cementos Argos SA	1,770,624	3,437,017
	Corp. Financiera Colombiana SA	399,328	1,360,797
	Grupo Argos SA	508,624	2,229,774
#	Grupo Aval Acciones y Valores SA, ADR	16,747	32,992
	Grupo Energia Bogota SA ESP	3,219,558	1,840,683
	Interconexion Electrica SA ESP	1,176,847	4,675,209
	Mineros SA	417,293	344,660
	Promigas SA ESP	69,923	121,667

TOTAL COLOMBIA			24,793,336

CZECH REPUBLIC — (0.1%)
	CEZ AS	434,330	16,828,072
	Komercni Banka AS	185,284	6,402,351
Ω	Moneta Money Bank AS	718,905	3,584,842
#	Philip Morris CR AS	2,019	1,410,114

TOTAL CZECH REPUBLIC			28,225,379

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,442,941	8,422,777
*	EFG Holding SAE (EFGD LI), GDR	34,192	27,292
*	EFG Holding SAE (EFGZF US), GDR	131,241	104,993

TOTAL EGYPT			8,555,062

GREECE — (0.4%)
	Aegean Airlines SA	248,716	2,707,677
	Alpha Services & Holdings SA	4,479,043	6,746,913
	Athens Water Supply & Sewage Co. SA	166,374	1,049,619
	Autohellas Tourist & Trading SA	118,800	1,467,511
#	Avax SA	173,111	263,583
#	Bank of Greece	28,725	412,683
	Ellaktor SA	256,653	496,399

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
#	ElvalHalcor SA	395,854	$748,239
	Eurobank Ergasias Services & Holdings SA, Class A	6,228,786	12,888,728
*††	FF Group	156,853	0
	Fourlis Holdings SA	273,464	1,096,618
	GEK Terna SA	365,348	6,895,392
	Hellenic Exchanges - Athens Stock Exchange SA	134,432	618,998
	Hellenic Telecommunications Organization SA	440,922	7,285,833
	Helleniq Energy Holdings SA	392,764	2,953,761
	Holding Co. ADMIE IPTO SA	162,761	420,552
	Ideal Holdings SA	59,686	394,997
	Intracom Holdings SA	416,418	1,251,282
*	Intrakat Technical & Energy Projects SA	107,558	575,175
	Jumbo SA	289,474	7,725,955
	Kri-Kri Milk Industry SA	46,849	710,502
*	LAMDA Development SA	365,018	2,931,917
*	Lavipharm SA	161,049	128,454
	Metlen Energy & Metals SA	224,068	7,871,837
	Motor Oil Hellas Corinth Refineries SA	330,959	7,067,817
	National Bank of Greece SA	1,332,132	10,436,887
	OPAP SA	424,236	7,248,122
	Piraeus Financial Holdings SA	1,273,424	4,798,046
	Piraeus Port Authority SA	49,221	1,486,195
	Profile Systems & Software SA	28,545	161,765
	Public Power Corp. SA	406,294	5,341,748
	Quest Holdings SA	170,341	1,029,183
	Sarantis SA	106,477	1,274,295
	Terna Energy SA	146,477	3,156,914
	Thrace Plastics Holding & Co.	77,042	307,477

		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA (TITC BB)	210,081	$7,458,936
	Titan Cement International SA (TITC GA)	46,180	1,651,451

TOTAL GREECE			119,061,461

HONG KONG — (0.0%)
	PAX Global Technology Ltd.	6,428,000	4,258,592
††	Untrade.China Dili	10,753,661	171,248

TOTAL HONG KONG			4,429,840

HUNGARY — (0.2%)
*	4iG Nyrt	49,480	105,907
	Magyar Telekom Telecommunications PLC	1,063,486	3,256,082
#*	MASTERPLAST Nyrt	4,476	31,612
	MOL Hungarian Oil & Gas PLC	2,487,630	17,263,001
#	Opus Global Nyrt	852,804	1,190,892
	OTP Bank Nyrt	503,133	25,048,979
	Richter Gedeon Nyrt	138,232	3,995,275

TOTAL HUNGARY			50,891,748

INDIA — (21.2%)
	360 ONE WAM Ltd.	758,203	9,763,950
*	3i Infotech Ltd.	349,409	116,281
	3M India Ltd.	3,851	1,652,914
	63 Moons Technologies Ltd.	23,008	156,163
	Aarti Drugs Ltd.	250,368	1,434,068
	Aarti Industries Ltd.	1,069,397	6,487,158
	Aarti Pharmalabs Ltd.	210,390	1,605,881
*	Aavas Financiers Ltd.	114,170	2,261,564
	ABB India Ltd.	60,222	5,311,761
	Abbott India Ltd.	9,321	3,232,802
	ACC Ltd.	266,969	7,339,979
	Accelya Solutions India Ltd.	6,390	121,084
	Action Construction Equipment Ltd.	341,269	5,530,141
*	Adani Energy Solutions Ltd.	314,143	3,634,639
	Adani Enterprises Ltd.	87,196	3,051,479
*	Adani Green Energy Ltd.	239,681	4,541,182

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Adani Ports & Special Economic Zone Ltd.	1,034,894	$16,885,585
*	Adani Power Ltd.	2,554,276	17,865,887
	Adani Total Gas Ltd.	414,638	3,534,646
*	Adani Wilmar Ltd.	28,924	118,814
	ADF Foods Ltd.	153,241	545,706
*	Aditya Birla Capital Ltd.	3,272,393	7,878,817
*	Aditya Birla Fashion & Retail Ltd.	428,731	1,568,192
	Aditya Birla Real Estate Ltd.	287,934	9,397,485
	Advanced Enzyme Technologies Ltd.	294,271	1,656,257
	Aegis Logistics Ltd.	960,492	9,128,541
*	Aether Industries Ltd.	21,443	216,392
*	Affle India Ltd.	109,107	1,986,551
	Agarwal Industrial Corp. Ltd.	8,495	108,881
	AGI Greenpac Ltd.	221,725	2,477,720
	Agro Tech Foods Ltd.	48,493	543,811
	Ahluwalia Contracts India Ltd.	161,187	2,032,054
	AIA Engineering Ltd.	241,451	11,127,062
	Ajanta Pharma Ltd.	358,229	12,994,302
	Ajmera Realty & Infra India Ltd.	20,430	219,016
	Akzo Nobel India Ltd.	64,495	3,389,788
	Alembic Ltd.	629,826	961,534
	Alembic Pharmaceuticals Ltd.	487,649	6,537,425
	Alkem Laboratories Ltd.	76,636	5,260,906
	Alkyl Amines Chemicals	56,482	1,407,130
*	Allcargo Gati Ltd.	274,212	317,653
*	Allcargo Logistics Ltd.	2,729,032	1,835,710
	Allcargo Terminals Ltd.	686,770	344,320
*	Alok Industries Ltd.	2,912,217	777,123
	Amara Raja Energy & Mobility Ltd.	871,815	14,357,664
*	Amber Enterprises India Ltd.	76,953	5,496,590
	Ambika Cotton Mills Ltd.	2,805	52,663
	Ambuja Cements Ltd.	1,005,199	6,935,146

		Shares	Value»
INDIA — (Continued)
	Amrutanjan Health Care Ltd.	47,776	$432,849
	Anant Raj Ltd.	587,468	5,137,517
	Andhra Paper Ltd.	146,140	173,798
	Andhra Sugars Ltd.	356,515	445,966
	Angel One Ltd.	235,008	8,506,605
*Ω	Antony Waste Handling Cell Ltd.	48,613	466,607
	Anup Engineering Ltd.	8,813	362,603
	Apar Industries Ltd.	105,924	12,600,562
	Apcotex Industries Ltd.	83,501	387,719
	APL Apollo Tubes Ltd.	711,968	12,814,542
	Apollo Hospitals Enterprise Ltd.	248,015	20,617,061
	Apollo Pipes Ltd.	18,737	116,900
	Apollo Tyres Ltd.	3,558,807	21,151,258
	Aptech Ltd.	66,751	139,041
*	Arman Financial Services Ltd.	13,149	233,389
	Artemis Medicare Services Ltd.	38,192	126,701
	Arvind Fashions Ltd.	435,675	2,919,843
	Arvind Ltd.	1,495,872	6,616,388
	Arvind SmartSpaces Ltd.	19,935	222,643
	Asahi India Glass Ltd.	422,488	3,767,319
*	Ashapura Minechem Ltd.	121,486	343,346
	Ashiana Housing Ltd.	129,060	475,063
	Ashok Leyland Ltd.	7,025,758	17,394,006
*	Ashoka Buildcon Ltd.	1,398,768	3,954,374
*	Asian Granito India Ltd.	219,486	179,966
	Asian Paints Ltd.	821,045	28,504,810
*	Astec Lifesciences Ltd.	21,211	273,898
Ω	Aster DM Healthcare Ltd.	840,295	4,424,289
	Astra Microwave Products Ltd.	114,927	1,078,565
	Astral Ltd.	401,140	8,420,079
	AstraZeneca Pharma India Ltd.	20,730	1,865,357
*	Atul Auto Ltd.	18,658	134,795
	Atul Ltd.	100,867	9,427,147
Ω	AU Small Finance Bank Ltd.	936,436	6,830,131
	AurionPro Solutions Ltd.	47,220	924,916

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma Ltd.	1,291,469	$21,384,474
	Automotive Axles Ltd.	35,359	774,279
	Avadh Sugar & Energy Ltd.	42,359	312,510
	Avanti Feeds Ltd.	276,687	1,932,802
*Ω	Avenue Supermarts Ltd.	96,480	4,503,299
	Axis Bank Ltd. (AXB LI), GDR	291	20,079
	Axis Bank Ltd. (AXSB IN)	8,031,580	111,039,887
*	AXISCADES Technologies Ltd.	24,713	146,287
	Bajaj Auto Ltd.	171,821	20,048,706
	Bajaj Consumer Care Ltd.	555,335	1,502,572
	Bajaj Finance Ltd.	533,819	43,650,780
	Bajaj Finserv Ltd.	716,872	14,852,719
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	2,049,532
	Bajaj Holdings & Investment Ltd.	157,972	19,320,455
	Balaji Amines Ltd.	86,892	2,190,160
	Balkrishna Industries Ltd.	350,093	11,871,375
	Balmer Lawrie & Co. Ltd.	565,989	1,614,017
	Balrampur Chini Mills Ltd.	1,276,271	9,388,864
	Banco Products India Ltd.	156,514	1,350,057
Ω	Bandhan Bank Ltd.	5,424,989	11,715,131
	Bank of Baroda	4,220,226	12,614,625
	Bank of India	2,139,467	2,753,953
	Bank of Maharashtra	5,106,024	3,301,410
	Bannari Amman Sugars Ltd.	8,138	338,068
	BASF India Ltd.	69,516	6,351,780
	Bata India Ltd.	242,073	3,896,987
	Bayer CropScience Ltd.	37,692	2,966,518
	BCL Industries Ltd.	483,931	327,032
	BEML Ltd.	121,055	5,823,384
	Berger Paints India Ltd.	977,644	6,255,587
	Best Agrolife Ltd.	5,425	34,595
*	BF Utilities Ltd.	83,400	843,433
	Bhagiradha Chemicals & Industries Ltd.	8,960	37,810
	Bhansali Engineering Polymers Ltd.	715,948	1,146,032

		Shares	Value»
INDIA — (Continued)
	Bharat Bijlee Ltd.	30,826	$1,695,136
	Bharat Dynamics Ltd.	288,490	3,704,989
	Bharat Electronics Ltd.	6,831,457	23,080,484
	Bharat Forge Ltd.	914,493	15,316,950
	Bharat Heavy Electricals Ltd.	5,177,090	14,655,218
	Bharat Petroleum Corp. Ltd.	3,878,066	14,353,743
	Bharat Rasayan Ltd.	6,568	868,193
*	Bharat Wire Ropes Ltd.	65,113	184,010
	Bharti Airtel Ltd.	7,176,445	137,990,886
	Biocon Ltd.	109,610	410,960
	Birla Corp. Ltd.	201,637	2,788,277
	Birlasoft Ltd.	1,252,951	8,132,252
*	BL Kashyap & Sons Ltd.	15,320	14,706
*	Black Box Ltd.	117,699	677,826
	Bliss Gvs Pharma Ltd.	287,990	420,687
	BLS International Services Ltd.	509,711	2,411,808
	Blue Dart Express Ltd.	33,524	3,270,253
	Blue Star Ltd.	416,191	9,230,637
	BNP Paribas SA	75,849	114,739
	Bodal Chemicals Ltd.	30,965	28,351
	Bombay Burmah Trading Co.	150,111	4,934,845
*	Bombay Dyeing & Manufacturing Co. Ltd.	218,728	605,950
*	Borosil Ltd.	16,173	84,853
*	Borosil Renewables Ltd.	45,879	243,039
*††	Borosil Scientific Ltd.	12,129	26,492
	Bosch Ltd.	10,664	4,434,752
	Brigade Enterprises Ltd.	556,314	7,806,898
*	Brightcom Group Ltd.	8,123,931	781,609
*	Britannia Industries Ltd.	253,892	17,270,950
	BSE Ltd.	361,765	19,182,413
*	Campus Activewear Ltd.	56,209	195,962
	Can Fin Homes Ltd.	664,643	6,847,365
	Canara Bank	7,623,505	9,296,663
	Cantabil Retail India Ltd.	30,675	84,394

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Capacit’e Infraprojects Ltd.	382,726	$1,723,929
	Caplin Point Laboratories Ltd.	192,876	4,655,516
	Carborundum Universal Ltd.	526,172	8,596,125
	Care Ratings Ltd.	150,967	2,621,709
*	Cartrade Tech Ltd.	21,912	280,805
	Carysil Ltd.	26,872	255,259
	Castrol India Ltd.	2,450,623	6,095,290
	CCL Products India Ltd.	633,760	5,099,503
	CE Info Systems Ltd.	48,874	1,125,142
	Ceat Ltd.	229,896	7,641,778
	Central Depository Services India Ltd.	596,174	10,929,609
	Centum Electronics Ltd.	2,035	44,637
	Century Enka Ltd.	63,111	433,587
	Century Plyboards India Ltd.	463,423	4,669,908
	Cera Sanitaryware Ltd.	34,090	2,910,695
	CESC Ltd.	3,727,701	8,325,377
	CG Power & Industrial Solutions Ltd.	3,239,280	26,993,169
*	Chalet Hotels Ltd.	105,452	1,088,247
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	10,239,814
*	Chemplast Sanmar Ltd.	36,565	206,543
	Chennai Petroleum Corp. Ltd.	242,301	1,838,611
*	Choice International Ltd.	63,811	392,028
	Cholamandalam Financial Holdings Ltd.	689,352	13,918,020
	Cholamandalam Investment & Finance Co. Ltd.	1,351,267	20,326,422
	CIE Automotive India Ltd.	970,065	5,697,515
	Cigniti Technologies Ltd.	101,456	1,702,351
	Cipla Ltd.	1,575,655	29,010,242
	City Union Bank Ltd.	2,891,513	6,019,537
	Clean Science & Technology Ltd.	18,942	343,574
	CMS Info Systems Ltd.	474,529	3,016,568
	Coal India Ltd.	3,094,069	16,614,798

		Shares	Value»
INDIA — (Continued)
Ω	Cochin Shipyard Ltd.	555,614	$9,867,722
*Ω	Coffee Day Enterprises Ltd.	268,650	109,085
	Coforge Ltd.	275,595	24,772,778
	Colgate-Palmolive India Ltd.	407,402	14,853,640
	Computer Age Management Services Ltd.	236,767	12,475,100
	Confidence Petroleum India Ltd.	613,433	566,961
	Container Corp. of India Ltd.	857,465	8,590,645
	Control Print Ltd.	12,514	107,273
	Coromandel International Ltd.	1,014,250	20,076,520
	Cosmo First Ltd.	109,105	1,000,096
	CreditAccess Grameen Ltd.	343,354	3,991,959
	CRISIL Ltd.	105,671	6,893,034
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	16,884,592
*	CSB Bank Ltd.	334,927	1,250,952
	Cummins India Ltd.	247,524	10,252,940
	Cupid Ltd.	169,457	162,620
	Cyient Ltd.	428,605	9,294,590
Ω	D.P. Abhushan Ltd.	10,602	222,590
	Dabur India Ltd.	1,095,212	7,039,133
	Dalmia Bharat Ltd.	412,712	9,009,415
	Dalmia Bharat Sugar & Industries Ltd.	150,805	822,514
	Datamatics Global Services Ltd.	46,841	324,554
	DB Corp. Ltd.	361,886	1,387,197
	DCB Bank Ltd.	1,875,403	2,722,064
	DCM Shriram Industries Ltd.	75,039	160,865
	DCM Shriram Ltd.	381,901	4,741,507
	DCW Ltd.	1,164,195	1,399,806
	Deep Industries Ltd.	20,450	117,228
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	8,726,640
	Deepak Nitrite Ltd.	361,932	11,360,537
*	Delhivery Ltd.	873,384	3,691,951
	Delta Corp. Ltd.	573,884	792,884
*	DEN Networks Ltd.	522,042	297,170
	Dhampur Bio Organics Ltd.	181,784	289,153
*	Dhampur Sugar Mills Ltd.	299,323	693,993
*	Dhani Services Ltd.	1,353,433	919,564

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dhanlaxmi Bank Ltd.	171,068	$71,003
	Dhanuka Agritech Ltd.	110,077	2,063,068
Ω	Dilip Buildcon Ltd.	306,111	1,824,711
*	Dish TV India Ltd.	6,345,026	973,568
*	Dishman Carbogen Amcis Ltd.	516,045	1,187,801
	Divi’s Laboratories Ltd.	174,475	12,163,809
	Dixon Technologies India Ltd.	179,577	30,042,382
	DLF Ltd.	934,731	9,084,551
*	Dodla Dairy Ltd.	3,957	55,424
	Dollar Industries Ltd.	82,553	501,558
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	272,178	20,113,954
Ω	Dr. Lal PathLabs Ltd.	182,103	6,763,869
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	1,005,650	15,208,846
	Dreamfolks Services Ltd.	16,554	89,468
*	Dredging Corp. of India Ltd.	3,704	43,960
*	Dwarikesh Sugar Industries Ltd.	1,017,148	757,428
	Dynamatic Technologies Ltd.	19,109	1,720,986
*Ω	E2E Networks Ltd.	569	29,019
	eClerx Services Ltd.	198,014	6,830,421
	Edelweiss Financial Services Ltd.	3,029,611	3,945,417
	Eicher Motors Ltd.	332,378	19,350,731
	EID Parry India Ltd.	855,318	8,168,399
	EIH Associated Hotels	60,474	262,529
	EIH Ltd.	1,060,337	4,558,082
	Eimco Elecon India Ltd.	209	6,490
	Elecon Engineering Co. Ltd.	170,411	1,166,337
	Electrosteel Castings Ltd.	2,163,380	4,199,529
	Elgi Equipments Ltd.	814,307	6,429,743
	Emami Ltd.	1,144,908	9,595,544
	eMudhra Ltd.	39,754	427,931
Ω	Endurance Technologies Ltd.	145,643	4,101,392
	Engineers India Ltd.	1,864,511	4,292,549
	Epigral Ltd.	102,151	2,572,746
	EPL Ltd.	870,211	2,773,496
*	Equinox India Developments Ltd.	2,826,497	3,697,074

		Shares	Value»
INDIA — (Continued)
Ω	Equitas Small Finance Bank Ltd.	1,287,647	$1,063,807
*Ω	Eris Lifesciences Ltd.	192,217	2,998,540
	ESAB India Ltd.	17,509	1,349,487
	Escorts Kubota Ltd.	223,891	10,019,074
*	Ethos Ltd.	2,876	100,143
	Eveready Industries India Ltd.	7,208	34,498
	Everest Industries Ltd.	34,383	456,640
	Everest Kanto Cylinder Ltd.	68,303	148,795
	Excel Industries Ltd.	30,148	539,330
	Exide Industries Ltd.	2,790,523	15,046,468
*	Expleo Solutions Ltd.	3,623	52,617
	Fairchem Organics Ltd.	402	4,724
*	FDC Ltd.	399,922	2,611,870
	Federal Bank Ltd.	14,353,572	34,783,114
*	Federal-Mogul Goetze India Ltd.	48,944	230,661
	FIEM Industries Ltd.	68,837	1,254,763
	Filatex India Ltd.	1,418,441	1,015,675
	Fine Organic Industries Ltd.	37,336	2,160,791
	Fineotex Chemical Ltd.	43,828	194,483
*	Fino Payments Bank Ltd.	28,899	130,952
	Finolex Cables Ltd.	549,480	7,957,058
	Finolex Industries Ltd.	2,125,298	7,688,916
	Firstsource Solutions Ltd.	2,389,885	9,643,850
	Force Motors Ltd.	32,670	3,016,534
	Fortis Healthcare Ltd.	2,509,479	18,840,779
*	FSN E-Commerce Ventures Ltd.	1,137,583	2,452,790
*	Fusion Finance Ltd.	143,983	370,456
*	G R Infraprojects Ltd.	5,120	97,742
	Gabriel India Ltd.	641,693	3,462,062
	GAIL India Ltd. (GAIL IN)	6,739,926	15,970,068
	Galaxy Surfactants Ltd.	49,923	1,742,568
*	Ganesh Benzoplast Ltd.	48,729	80,910
	Ganesh Housing Corp. Ltd.	66,736	845,014
	Ganesha Ecosphere Ltd.	14,693	369,127

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garware Hi-Tech Films Ltd.	12,712	$611,894
	Garware Technical Fibres Ltd.	60,140	2,891,486
	Gateway Distriparks Ltd.	2,147,220	2,243,878
*	GE T&D India Ltd.	192,404	4,046,933
	Genus Power Infrastructures Ltd.	345,154	1,694,500
	Geojit Financial Services Ltd.	455,098	684,727
	GHCL Ltd.	749,719	5,280,532
	GHCL Textiles Ltd.	761,649	948,343
	GIC Housing Finance Ltd.	258,928	648,529
	Gillette India Ltd.	38,134	4,516,020
*Ω	Gland Pharma Ltd.	40,907	802,552
	GlaxoSmithKline Pharmaceuticals Ltd.	167,268	5,384,348
	Glenmark Pharmaceuticals Ltd.	1,276,563	25,748,782
*	Global Health Ltd.	146,464	1,924,612
	Globus Spirits Ltd.	9,420	118,130
	GMM Pfaudler Ltd.	48,369	802,222
*	GMR Airports Infrastructure Ltd.	6,429,437	6,031,641
	GNA Axles Ltd.	19,979	95,272
*	Go Fashion India Ltd.	23,448	321,445
	GOCL Corp. Ltd.	9,372	45,723
	Godawari Power & Ispat Ltd.	1,671,050	3,839,506
	Godfrey Phillips India Ltd.	135,503	10,648,273
Ω	Godrej Agrovet Ltd.	152,475	1,292,176
	Godrej Consumer Products Ltd.	909,875	13,874,402
*	Godrej Industries Ltd.	368,824	4,559,623
*	Godrej Properties Ltd.	240,940	8,222,837
	Gokaldas Exports Ltd.	107,401	1,150,940
	Goldiam International Ltd.	137,871	579,438
	Goodluck India Ltd.	25,751	285,852
	Goodyear India Ltd.	40,421	489,534
	Granules India Ltd.	1,304,287	8,853,387
	Graphite India Ltd.	528,952	3,313,736
	Grasim Industries Ltd.	732,755	23,533,564

		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	718,096	$866,290
	Gravita India Ltd.	91,638	2,291,629
	Great Eastern Shipping Co. Ltd.	912,837	13,947,696
	Greaves Cotton Ltd.	529,219	1,161,659
	Greenlam Industries Ltd.	112,405	698,210
	Greenpanel Industries Ltd.	378,973	1,750,228
	Greenply Industries Ltd.	411,461	1,698,413
	Grindwell Norton Ltd.	171,229	4,553,490
*	GTL Infrastructure Ltd.	2,522,513	61,830
	Gufic Biosciences Ltd.	13,604	70,941
	Gujarat Alkalies & Chemicals Ltd.	235,917	2,396,664
	Gujarat Ambuja Exports Ltd.	1,466,110	2,314,320
	Gujarat Fluorochemicals Ltd.	227,978	11,640,772
	Gujarat Gas Ltd.	574,265	3,553,257
	Gujarat Industries Power Co. Ltd.	184,821	456,955
	Gujarat Mineral Development Corp. Ltd.	717,644	3,138,899
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	775,144	5,764,013
	Gujarat Pipavav Port Ltd.	2,070,065	4,874,214
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	3,786,007
	Gujarat State Petronet Ltd.	2,596,296	11,978,393
	Gulf Oil Lubricants India Ltd.	125,085	1,762,628
	Happiest Minds Technologies Ltd.	240,364	2,179,178
	Hariom Pipe Industries Ltd.	1,695	11,523
Ω	Harsha Engineers Ltd.	13,893	83,347
*	Hathway Cable & Datacom Ltd.	2,303,680	530,157
	Hatsun Agro Product Ltd.	177,195	2,295,343
	Havells India Ltd.	588,700	11,475,046

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HBL Power Systems Ltd.	724,991	$4,809,169
	HCL Technologies Ltd.	2,961,027	62,184,611
Ω	HDFC Asset Management Co. Ltd.	303,263	15,477,380
	HDFC Bank Ltd.	5,611,652	115,252,837
Ω	HDFC Life Insurance Co. Ltd.	516,609	4,411,702
*	HealthCare Global Enterprises Ltd.	128,915	688,149
	HEG Ltd.	444,795	2,286,114
	HeidelbergCement India Ltd.	586,254	1,606,514
	Heritage Foods Ltd.	299,831	1,874,018
	Hero MotoCorp Ltd. (HMCL IN)	536,851	31,678,036
	Hester Biosciences Ltd.	14,649	408,336
*	Heubach Colorants India Ltd.	42,553	274,550
	HFCL Ltd.	5,836,041	8,362,583
	HG Infra Engineering Ltd.	140,527	2,256,692
	Hikal Ltd.	348,125	1,570,413
	HIL Ltd.	29,381	962,435
	Himadri Speciality Chemical Ltd.	1,551,080	10,571,000
*	Himatsingka Seide Ltd.	131,548	264,176
	Hindalco Industries Ltd.	4,073,794	32,962,445
	Hinduja Global Solutions Ltd.	116,383	1,085,139
	Hindustan Aeronautics Ltd.	594,703	29,978,014
*	Hindustan Construction Co. Ltd.	4,124,547	1,983,440
	Hindustan Copper Ltd.	1,665,808	5,781,849
*	Hindustan Foods Ltd.	16,581	120,136
*	Hindustan Oil Exploration Co. Ltd.	293,777	717,154
	Hindustan Petroleum Corp. Ltd.	2,992,177	13,568,814
	Hindustan Unilever Ltd.	882,961	26,495,695
	Hindware Home Innovation Ltd.	60,631	216,522

		Shares	Value»
INDIA — (Continued)
	Hitachi Energy India Ltd.	41,519	$6,789,970
	HI-Tech Pipes Ltd.	55,531	119,244
	Hle Glascoat Ltd.	26,127	115,217
*	HLV Ltd.	258,592	57,826
Ω	Home First Finance Co. India Ltd.	69,696	975,755
	Honda India Power Products Ltd.	19,873	883,434
	HPL Electric & Power Ltd.	12,899	80,067
	Huhtamaki India Ltd.	140,713	477,561
	I G Petrochemicals Ltd.	61,863	419,285
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,263,961	129,667,054
	ICICI Bank Ltd. (ICICIBC IN)	3,800,989	58,420,513
Ω	ICICI Lombard General Insurance Co. Ltd.	368,697	8,382,106
Ω	ICICI Prudential Life Insurance Co. Ltd.	412,681	3,633,230
Ω	ICICI Securities Ltd.	153,668	1,587,795
	ICRA Ltd.	7,584	641,808
*	IDFC First Bank Ltd.	29,816,402	23,335,597
*	IFB Industries Ltd.	44,055	806,974
*	IFCI Ltd.	1,412,841	964,679
	Igarashi Motors India Ltd.	11,730	101,376
	IIFL Finance Ltd.	1,561,320	8,119,602
	IIFL Securities Ltd.	1,301,137	5,846,548
*	Imagicaaworld Entertainment Ltd.	188,866	171,786
*	India Cements Ltd.	1,121,694	4,842,447
	India Glycols Ltd.	115,132	1,643,320
	India Nippon Electricals Ltd.	9,735	81,379
	India Power Corp. Ltd.	284,965	60,432
Ω	IndiaMart InterMesh Ltd.	12,770	378,700
	Indian Bank	1,296,674	9,082,158
Ω	Indian Energy Exchange Ltd.	2,552,194	5,370,798
	Indian Hotels Co. Ltd.	2,010,417	16,113,587
	Indian Metals & Ferro Alloys Ltd.	54,962	442,178
	Indian Oil Corp. Ltd.	6,009,671	10,147,759
	Indian Railway Catering & Tourism Corp. Ltd.	614,877	5,997,739

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	$4,944,396
	Indigo Paints Ltd.	7,341	142,933
	Indo Count Industries Ltd.	587,509	2,700,452
	Indoco Remedies Ltd.	239,686	883,161
	Indraprastha Gas Ltd.	1,001,941	4,995,421
	Indraprastha Medical Corp. Ltd.	43,997	210,540
*	Indus Towers Ltd.	5,135,795	20,725,616
	IndusInd Bank Ltd.	1,171,420	14,646,800
	Infibeam Avenues Ltd.	7,267,254	2,499,515
	Info Edge India Ltd.	145,494	12,818,615
	Infosys Ltd. (INFO IN)	7,955,267	166,522,211
#	Infosys Ltd. (INFY US), Sponsored ADR	2,556,809	53,462,876
	Ingersoll Rand India Ltd.	40,561	2,074,219
*	Inox Wind Energy Ltd.	397	56,016
*	Inox Wind Ltd.	1,662,292	4,381,277
	Insecticides India Ltd.	64,008	651,361
	Intellect Design Arena Ltd.	472,763	4,108,590
*Ω	InterGlobe Aviation Ltd.	302,188	14,506,384
	IOL Chemicals & Pharmaceuticals Ltd.	157,340	745,030
	ION Exchange India Ltd.	118,314	990,644
	Ipca Laboratories Ltd.	865,003	16,363,148
	IRB Infrastructure Developers Ltd.	6,283,293	3,869,047
Ω	IRCON International Ltd.	1,879,788	4,838,718
	ISGEC Heavy Engineering Ltd.	78,030	1,249,973
	ITC Ltd.	9,888,606	57,425,409
	ITD Cementation India Ltd.	699,556	4,699,257
*	ITI Ltd.	142,735	383,230
	J Kumar Infraprojects Ltd.	267,963	2,519,354
*	Jagran Prakashan Ltd.	535,011	570,001

		Shares	Value»
INDIA — (Continued)
*	Jai Balaji Industries Ltd.	8,356	$107,807
	Jai Corp. Ltd.	417,966	1,643,092
*	Jain Irrigation Systems Ltd.	485,731	373,293
*	Jaiprakash Associates Ltd.	5,899,255	521,379
*	Jaiprakash Power Ventures Ltd.	13,550,170	2,924,465
	Jammu & Kashmir Bank Ltd.	2,790,929	3,315,990
	Jamna Auto Industries Ltd.	1,622,665	2,159,057
	Jash Engineering Ltd.	35,775	215,615
	JB Chemicals & Pharmaceuticals Ltd.	532,008	12,295,843
	JBM Auto Ltd.	145,080	2,773,889
	Jindal Drilling & Industries Ltd.	246	1,964
	Jindal Poly Films Ltd.	173,458	1,553,947
	Jindal Saw Ltd.	3,033,542	11,355,023
	Jindal Stainless Ltd.	3,446,047	27,467,034
	Jindal Steel & Power Ltd.	2,284,583	24,892,808
*	Jio Financial Services Ltd.	5,233,316	19,997,861
*	JITF Infralogistics Ltd.	19,988	192,266
	JK Cement Ltd.	208,219	10,623,429
	JK Lakshmi Cement Ltd.	422,607	4,059,753
	JK Paper Ltd.	969,788	5,283,229
	JK Tyre & Industries Ltd.	1,159,437	5,429,564
	JM Financial Ltd.	2,939,935	4,845,448
	JSW Energy Ltd.	2,026,355	16,350,661
	JSW Steel Ltd.	3,165,252	36,139,477
	JTEKT India Ltd.	389,388	800,723
	JTL Industries Ltd.	21,770	50,701
	Jubilant Foodworks Ltd.	2,235,063	15,216,924
	Jubilant Ingrevia Ltd.	843,917	7,148,254
	Jubilant Pharmova Ltd.	678,091	9,673,006
	Jupiter Wagons Ltd.	560,994	3,429,559
*	Just Dial Ltd.	62,015	835,061
	Jyothy Labs Ltd.	948,390	5,857,090
*	Jyoti Structures Ltd.	1,268,747	551,863
	Kajaria Ceramics Ltd.	642,455	9,160,483

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kalpataru Projects International Ltd.	737,165	$11,181,369
	Kalyan Jewellers India Ltd.	495,152	3,854,327
	Kalyani Steels Ltd.	203,343	1,911,521
	Kamdhenu Ltd.	7,842	45,320
	Kansai Nerolac Paints Ltd.	906,862	3,066,396
	Karnataka Bank Ltd.	1,691,799	4,339,342
	Karur Vysya Bank Ltd.	3,777,171	10,097,792
	Kaveri Seed Co. Ltd.	209,217	2,286,635
	KCP Ltd.	563,447	1,441,781
	KDDL Ltd.	7,461	230,316
	KEC International Ltd.	890,909	10,481,355
	KEI Industries Ltd.	410,441	19,688,736
*	Kellton Tech Solutions Ltd.	189,493	314,786
	Kennametal India Ltd.	21,504	766,119
*	Kesoram Industries Ltd.	91,170	228,435
	Kewal Kiran Clothing Ltd.	54,273	413,305
*	Kiri Industries Ltd.	62,878	290,969
	Kirloskar Brothers Ltd.	112,032	2,556,505
*	Kirloskar Electric Co. Ltd.	121,208	283,669
	Kirloskar Ferrous Industries Ltd.	308,352	2,313,476
	Kirloskar Industries Ltd.	1,419	81,155
	Kirloskar Oil Engines Ltd.	529,064	7,170,060
	Kirloskar Pneumatic Co. Ltd.	31,728	633,324
	Kitex Garments Ltd.	241,251	1,669,553
	KNR Constructions Ltd.	1,281,391	4,503,324
	Kolte-Patil Developers Ltd.	185,064	808,814
	Kopran Ltd.	39,087	133,283
	Kotak Mahindra Bank Ltd.	1,506,510	31,016,510
	Kovai Medical Center & Hospital	2,860	180,867
Ω	KPI Green Energy Ltd.	166,760	1,535,260
	KPIT Technologies Ltd.	1,244,907	20,521,226
	KPR Mill Ltd.	579,614	6,392,405
	KRBL Ltd.	541,600	1,867,494

		Shares	Value»
INDIA — (Continued)
*Ω	Krishna Institute of Medical Sciences Ltd.	231,430	$1,500,275
	Krsnaa Diagnostics Ltd.	41,952	469,634
	KSB Ltd.	286,720	2,728,684
	Ksolves India Ltd.	10,482	118,626
	L&T Finance Ltd.	4,376,205	7,605,793
Ω	L&T Technology Services Ltd.	59,011	3,453,026
	LA Opala RG Ltd.	205,933	828,467
	Larsen & Toubro Ltd.	1,554,637	66,753,484
Ω	Laurus Labs Ltd.	2,276,585	13,270,481
	Laxmi Organic Industries Ltd.	156,766	505,229
*Ω	Lemon Tree Hotels Ltd.	1,549,678	2,163,198
	LG Balakrishnan & Bros Ltd.	189,085	2,958,877
	LIC Housing Finance Ltd.	2,416,351	18,107,250
	Lincoln Pharmaceuticals Ltd.	8,099	65,012
	Linde India Ltd.	58,438	5,305,567
	Lloyds Engineering Works Ltd.	1,670,523	1,469,708
	LMW Ltd.	18,313	3,645,069
	LT Foods Ltd.	2,083,868	9,653,022
Ω	LTIMindtree Ltd.	286,925	19,359,131
	Lumax Auto Technologies Ltd.	224,947	1,389,045
	Lumax Industries Ltd.	15,101	440,501
	Lupin Ltd.	830,759	21,634,367
	LUX Industries Ltd.	53,682	1,253,385
	Mahanagar Gas Ltd.	223,084	3,814,050
	Maharashtra Scooters Ltd.	6,008	742,627
	Maharashtra Seamless Ltd.	413,482	3,062,786
	Mahindra & Mahindra Financial Services Ltd.	3,332,065	10,658,700
	Mahindra & Mahindra Ltd.	2,950,732	96,080,779
*	Mahindra Holidays & Resorts India Ltd.	580,131	2,625,187
	Mahindra Lifespace Developers Ltd.	493,899	2,896,180
Ω	Mahindra Logistics Ltd.	81,439	395,951
	Maithan Alloys Ltd.	68,560	838,116

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Man Industries India Ltd.	63,346	$239,748
	Man Infraconstruction Ltd.	777,876	1,798,582
	Manappuram Finance Ltd.	5,455,313	10,141,544
	Mangalam Cement Ltd.	71,090	703,734
	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,574,249
	Manorama Industries Ltd.	9,972	116,613
	Marico Ltd.	1,984,233	15,147,108
*Ω	Marine Electricals India Ltd.	29,280	75,638
	Marksans Pharma Ltd.	2,003,854	6,897,237
	Maruti Suzuki India Ltd.	149,041	19,622,718
Ω	MAS Financial Services Ltd.	310,615	1,074,973
	Mastek Ltd.	105,194	3,587,920
Ω	Matrimony.com Ltd.	17,232	163,410
*	Max Estates Ltd.	137,235	931,671
	Max Healthcare Institute Ltd.	951,658	11,458,462
*	Max India Ltd.	4,813	15,453
	Mayur Uniquoters Ltd.	149,056	1,087,631
	Mazagon Dock Shipbuilders Ltd.	27,725	1,339,465
Ω	Medi Assist Healthcare Services Ltd.	10,205	74,854
*	Medplus Health Services Ltd.	41,435	327,976
*	Meghmani Organics Ltd.	1,023,137	1,213,588
Ω	Metropolis Healthcare Ltd.	161,112	4,086,581
	Minda Corp. Ltd.	597,317	3,641,187
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,538,712
	MM Forgings Ltd.	150,731	872,841
	MOIL Ltd.	667,739	2,605,345
	Monte Carlo Fashions Ltd.	76,204	705,009
*	Morepen Laboratories Ltd.	2,364,806	2,235,798
	Motherson Sumi Wiring India Ltd.	10,063,686	7,508,507

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	1,322,324	$14,791,739
	Mphasis Ltd.	411,901	14,059,284
	MPS Ltd.	6,646	168,716
	MRF Ltd.	8,266	11,992,084
	Mrs Bectors Food Specialities Ltd.	126,849	2,846,505
	MSTC Ltd.	115,289	912,405
	Mukand Ltd.	41,776	71,759
	Muthoot Finance Ltd.	852,138	19,374,353
	Nahar Spinning Mills Ltd.	14,240	45,474
*	Nalwa Sons Investments Ltd.	592	43,381
	Narayana Hrudayalaya Ltd.	356,304	5,371,894
	Natco Pharma Ltd.	638,244	10,576,235
	National Aluminium Co. Ltd.	4,268,537	11,499,122
	National Fertilizers Ltd.	433,676	572,776
	Nava Ltd.	844,579	9,677,881
	Navin Fluorine International Ltd.	101,957	4,027,255
*Ω	Navkar Corp. Ltd.	43,239	69,170
	Navneet Education Ltd.	655,877	1,124,989
	NBCC India Ltd.	5,174,046	5,946,555
	NCC Ltd.	3,412,032	12,044,860
	NCL Industries Ltd.	137,733	336,693
	NELCO Ltd.	51,468	558,124
	Neogen Chemicals Ltd.	45,895	1,172,957
	NESCO Ltd.	154,142	1,812,985
	Nestle India Ltd.	880,586	23,687,431
	Neuland Laboratories Ltd.	37,121	6,482,626
*	New Delhi Television Ltd.	11,545	23,018
	Newgen Software Technologies Ltd.	192,692	2,932,105
	NHPC Ltd.	7,890,262	7,710,095
	NIIT Learning Systems Ltd.	686,915	3,561,474
	NIIT Ltd.	686,915	1,262,611
	Nilkamal Ltd.	48,172	1,116,463
Ω	Nippon Life India Asset Management Ltd.	608,068	5,101,763
	Nitin Spinners Ltd.	63,008	311,538
	NLC India Ltd.	868,685	2,645,754
	NMDC Ltd.	5,573,814	14,626,816
*††	NMDC Steel Ltd.	2,720,359	1,527,544

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	941,293	$3,238,870
	Novartis India Ltd.	19,447	246,073
	NRB Bearings Ltd.	430,506	1,304,912
	NTPC Ltd.	7,366,724	35,642,860
	Nucleus Software Exports Ltd.	64,818	914,959
*	Nuvama Wealth Management Ltd.	35,286	2,920,012
	Oberoi Realty Ltd.	434,726	10,197,038
	Odigma Consultancy Solutions	81,654	123,589
	Oil & Natural Gas Corp. Ltd.	4,856,841	15,366,061
	Oil India Ltd.	1,845,951	10,312,850
*	Omaxe Ltd.	7,502	10,579
	One 97 Communications Ltd.	257,504	2,310,028
*	OnMobile Global Ltd.	3,082	2,950
	Onward Technologies Ltd.	1,965	7,849
	Oracle Financial Services Software Ltd.	116,408	15,069,867
*	Orchid Pharma Ltd.	12,326	212,857
	Orient Cement Ltd.	1,070,141	4,395,014
	Orient Electric Ltd.	481,737	1,408,225
*	Orient Green Power Co. Ltd.	1,029,549	231,253
	Orient Paper & Industries Ltd.	878,921	441,400
	Oriental Aromatics Ltd.	7,454	50,482
††	Oriental Carbon & Chemicals Ltd.	108,665	118,401
	Oriental Hotels Ltd.	185,216	399,957
*	Orissa Minerals Development Co. Ltd.	1,696	161,068
	Page Industries Ltd.	26,969	13,750,883
	Paisalo Digital Ltd.	3,224,853	1,783,447
	Pakka Ltd.	70,431	238,664
	Panama Petrochem Ltd.	217,304	975,970
*Ω	Parag Milk Foods Ltd.	234,425	578,142
	Patanjali Foods Ltd.	69,528	1,476,785
*	Patel Engineering Ltd.	2,594,870	1,576,533
*	PB Fintech Ltd.	62,202	1,249,997
*	PC Jeweller Ltd.	928,385	1,732,010
	PCBL Ltd.	1,853,318	9,014,811
	PDS Ltd.	38,478	258,579

		Shares	Value»
INDIA — (Continued)
	Pearl Global Industries Ltd.	26,949	$308,489
*	Peninsula Land Ltd.	282,503	164,132
*	Pennar Industries Ltd.	307,014	708,617
	Persistent Systems Ltd.	506,334	32,236,029
	Petronet LNG Ltd.	4,850,771	19,204,825
	Pfizer Ltd.	61,344	3,717,179
*	PG Electroplast Ltd.	243,416	1,843,145
	Phoenix Mills Ltd.	659,684	11,931,048
	PI Industries Ltd.	254,771	13,550,753
	Pidilite Industries Ltd.	339,280	12,677,516
	Piramal Enterprises Ltd.	697,252	8,753,066
	Piramal Pharma Ltd.	2,680,967	8,499,501
	Pitti Engineering Ltd.	20,058	304,892
	PIX Transmissions Ltd.	8,544	162,833
*	PNB Gilts Ltd.	52,723	73,707
	PNC Infratech Ltd.	1,031,815	3,880,193
	Pokarna Ltd.	46,930	604,753
	Poly Medicure Ltd.	114,128	3,903,345
	Polycab India Ltd.	95,736	7,340,969
	Polyplex Corp. Ltd.	127,305	1,728,741
	Poonawalla Fincorp Ltd.	1,540,725	6,933,136
	Power Finance Corp. Ltd.	7,462,064	40,110,041
	Power Grid Corp. of India Ltd.	8,662,044	32,950,229
	Power Mech Projects Ltd.	79,456	2,787,651
	Praj Industries Ltd.	826,462	7,231,805
*	Prakash Industries Ltd.	743,434	1,469,092
	Prakash Pipes Ltd.	28,390	185,369
Ω	Prataap Snacks Ltd.	27,605	347,876
	Precision Camshafts Ltd.	7,664	28,099
	Precision Wires India Ltd.	145,141	329,542
	Premier Explosives Ltd. (PRE IN)	16,018	85,333
	Prestige Estates Projects Ltd.	969,796	18,868,691
*	Pricol Ltd.	740,399	4,244,269
*	Prime Focus Ltd.	93,536	148,543
*	Prince Pipes & Fittings Ltd.	269,023	1,509,924
*	Prism Johnson Ltd.	896,058	2,044,322
	Privi Speciality Chemicals Ltd.	25,590	523,802

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	48,427	$3,023,517
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,790,741
*	PSP Projects Ltd.	118,511	848,154
*	PTC India Financial Services Ltd.	671,559	347,842
	PTC India Ltd.	1,958,139	4,234,329
	Punjab National Bank	4,867,558	5,662,327
	Puravankara Ltd.	122,989	612,303
Ω	Quess Corp. Ltd.	343,318	2,946,718
Ω	Quick Heal Technologies Ltd.	4,550	32,340
	R Systems International Ltd.	16,364	95,043
	Radico Khaitan Ltd.	140,635	3,977,418
*	Rain Industries Ltd.	1,760,712	3,370,563
*	Rajesh Exports Ltd.	452,343	1,381,377
	Rajratan Global Wire Ltd.	2,638	16,876
	Rallis India Ltd.	645,725	2,610,651
	Ramco Cements Ltd.	631,409	6,658,933
	Ramco Industries Ltd.	203,273	590,771
*	Ramco Systems Ltd.	8,680	40,561
	Ramkrishna Forgings Ltd.	501,739	5,455,753
*	Ramky Infrastructure Ltd.	45,614	340,050
	Rane Holdings Ltd.	25,100	555,680
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	3,472,623
	Ratnamani Metals & Tubes Ltd.	126,633	5,532,737
*	RattanIndia Power Ltd.	9,364,454	1,600,986
*	Raymond Lifestyle Ltd.	210,778	5,534,757
	Raymond Ltd.	263,472	5,109,425
Ω	RBL Bank Ltd.	3,479,947	6,945,895
	REC Ltd.	11,635,167	71,844,380
	Redington Ltd.	5,928,098	13,615,967
*	Redtape Ltd.	333,665	3,862,006
	Refex Industries Ltd.	21,164	122,181
	Relaxo Footwears Ltd.	140,883	1,304,783
	Reliance Industrial Infrastructure Ltd.	55,253	732,822
	Reliance Industries Ltd.	5,257,587	83,284,792

		Shares	Value»
INDIA — (Continued)
Ω	Reliance Industries Ltd. (RIGD LI), GDR	7,307	$456,871
	Reliance Industries Ltd. (RIL IN)	5,257,587	83,129,716
*	Reliance Infrastructure Ltd.	785,217	2,603,347
*	Reliance Power Ltd.	18,883,680	9,526,069
*	Religare Enterprises Ltd.	492,996	1,444,110
	Repco Home Finance Ltd.	303,505	1,705,535
	Rico Auto Industries Ltd.	687,356	781,974
	RITES Ltd.	721,718	2,574,397
*	Rossari Biotech Ltd.	40,413	391,185
	Route Mobile Ltd.	108,585	1,967,542
	RPG Life Sciences Ltd.	2,620	78,163
*	RPSG Ventures Ltd.	55,609	683,402
	RSWM Ltd.	231,274	523,306
	Rupa & Co. Ltd.	160,771	497,893
	Safari Industries India Ltd.	56,353	1,483,078
	Sagar Cements Ltd.	199,661	531,264
	Saksoft Ltd.	39,764	107,565
Ω	Salasar Techno Engineering Ltd.	908,338	191,743
	Sammaan Capital Ltd.	2,661,005	4,548,125
	Samvardhana Motherson International Ltd.	10,900,143	23,380,252
	Sandhar Technologies Ltd.	127,811	739,940
	Sandur Manganese & Iron Ores Ltd.	45,264	240,566
	Sangam India Ltd.	80,528	376,657
*	Sanghi Industries Ltd.	43,693	42,535
	Sanghvi Movers Ltd.	187,534	891,936
*	Sanofi Consumer Healthcare India Ltd.	52,233	3,065,541
	Sanofi India Ltd.	52,233	4,245,629
Ω	Sansera Engineering Ltd.	68,820	1,249,505
*	Sapphire Foods India Ltd.	228,385	867,832
	Sarda Energy & Minerals Ltd.	748,003	4,002,754
	Saregama India Ltd.	250,819	1,599,642
	Sasken Technologies Ltd.	18,317	365,270

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Satin Creditcare Network Ltd.	356,801	$683,554
	Savita Oil Technologies Ltd.	144,417	923,196
	SBI Cards & Payment Services Ltd.	447,631	3,655,628
Ω	SBI Life Insurance Co. Ltd.	664,585	12,762,758
	Schaeffler India Ltd.	146,940	6,029,069
*	Schneider Electric Infrastructure Ltd.	233,518	2,154,467
*	SEAMEC Ltd.	24,185	395,439
*	Selan Exploration Technology Ltd.	9,970	106,381
*	SEPC Ltd.	2,680,377	825,841
*	Sequent Scientific Ltd.	351,617	757,053
	Seshasayee Paper & Boards Ltd.	130,441	479,240
Ω	SH Kelkar & Co. Ltd.	349,754	1,201,402
*	Shaily Engineering Plastics Ltd.	13,573	161,540
	Shakti Pumps India Ltd.	30,171	1,612,692
	Shankara Building Products Ltd.	51,416	301,776
	Shanthi Gears Ltd.	28,210	186,690
	Sharda Cropchem Ltd.	220,844	1,973,662
	Sharda Motor Industries Ltd.	47,657	1,265,921
	Share India Securities Ltd.	362,351	1,258,028
*	Sheela Foam Ltd.	44,384	438,037
*	Shilpa Medicare Ltd.	161,717	1,629,181
*	Shipping Corp. of India Land & Assets Ltd.	1,289,688	952,272
	Shipping Corp. of India Ltd.	1,423,653	3,650,478
	Shivalik Bimetal Controls Ltd.	17,797	139,140
*	Shoppers Stop Ltd.	146,897	1,170,826
	Shree Cement Ltd.	18,552	5,514,379
*	Shree Renuka Sugars Ltd.	1,056,949	540,810
	Shriram Finance Ltd.	1,053,434	39,124,136
	Shriram Pistons & Rings Ltd.	66,685	1,696,790
	Siemens Ltd.	54,253	4,500,190
Ω	Sirca Paints India Ltd.	6,639	26,794
*	SIS Ltd.	201,423	958,171

		Shares	Value»
INDIA — (Continued)
	Siyaram Silk Mills Ltd.	133,723	$869,763
*	SJS Enterprises Ltd.	61,906	886,271
	SKF India Ltd.	127,297	7,789,759
	Skipper Ltd.	45,677	293,373
*	SML ISUZU Ltd.	8,799	187,715
	Snowman Logistics Ltd.	442,515	357,056
	Sobha Ltd.	405,439	7,645,411
	Solar Industries India Ltd.	132,439	15,989,942
*	Solara Active Pharma Sciences Ltd.	73,008	673,091
	Somany Ceramics Ltd.	97,843	745,890
Ω	Sona Blw Precision Forgings Ltd.	119,992	975,972
	Sonata Software Ltd.	1,031,945	7,486,775
	South Indian Bank Ltd.	11,139,285	3,240,004
	SP Apparels Ltd.	20,654	223,129
*	Spandana Sphoorty Financial Ltd.	89,960	436,998
	SRF Ltd.	726,544	19,294,266
*	Star Cement Ltd.	578,118	1,371,476
	State Bank of India (SBID LI), GDR	13,327	1,285,070
	State Bank of India (SBIN IN)	5,267,332	51,314,021
	State Bank of India (SBKFF US), GDR.	5,089	491,597
	Steel Authority of India Ltd.	5,014,789	6,874,433
*	Sterlite Technologies Ltd.	1,167,618	1,633,116
	Strides Pharma Science Ltd.	421,995	7,815,926
	Stylam Industries Ltd.	24,309	658,449
	Styrenix Performance Materials Ltd.	37,783	1,121,030
*	Subex Ltd.	2,186,579	624,037
	Subros Ltd.	156,264	1,176,492
	Sudarshan Chemical Industries Ltd.	254,810	3,155,464
	Sumitomo Chemical India Ltd.	197,033	1,348,027
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,492,697	32,920,620
	Sun TV Network Ltd.	894,567	8,121,921
	Sundaram Finance Ltd.	151,076	8,582,015

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton Ltd.	19,306	$521,028
	Sundram Fasteners Ltd.	659,326	10,511,570
*	Sunflag Iron & Steel Co. Ltd.	182,830	445,570
	Sunteck Realty Ltd.	376,467	2,461,149
	Suprajit Engineering Ltd.	487,110	2,957,822
	Supreme Industries Ltd.	290,193	14,758,289
	Supreme Petrochem Ltd.	476,982	4,287,778
	Supriya Lifescience Ltd.	35,172	261,297
	Surya Roshni Ltd.	308,896	2,469,389
*	Suryoday Small Finance Bank Ltd.	18,826	33,427
*	Sutlej Textiles & Industries Ltd.	387,588	278,137
*	Suven Pharmaceuticals Ltd.	892,499	13,769,732
*	Suzlon Energy Ltd.	34,335,189	27,247,809
	Swan Energy Ltd.	253,813	1,499,501
	Swaraj Engines Ltd.	35,022	1,232,626
	Swelect Energy Systems Ltd.	2,260	30,750
	Symphony Ltd.	50,856	933,782
Ω	Syngene International Ltd.	1,090,061	11,175,408
	TAJGVK Hotels & Resorts Ltd.	61,538	219,330
	Talbros Automotive Components Ltd.	51,967	191,342
	Tamil Nadu Newsprint & Papers Ltd.	200,485	422,473
	Tamilnad Mercantile Bank Ltd.	81,176	433,579
	Tamilnadu Petroproducts Ltd.	318,549	324,182
	Tanla Platforms Ltd.	346,578	3,074,555
*	TARC Ltd.	357,346	1,007,917
	Tasty Bite Eatables Ltd.	1,162	165,291
	Tata Chemicals Ltd.	1,100,338	14,983,575
	Tata Communications Ltd.	546,859	11,510,850
	Tata Consultancy Services Ltd.	1,966,712	92,661,056
	Tata Consumer Products Ltd.	833,768	9,918,025
	Tata Elxsi Ltd.	135,718	11,297,676

		Shares	Value»
INDIA — (Continued)
	Tata Motors Ltd.	6,634,894	$65,720,424
	Tata Power Co. Ltd.	3,298,337	17,188,895
	Tata Steel Ltd.	22,242,905	39,031,883
	TCI Express Ltd.	88,976	1,027,895
	TCPL Packaging Ltd.	580	21,328
	TD Power Systems Ltd.	462,640	2,251,835
*	TeamLease Services Ltd.	235	7,797
	Tech Mahindra Ltd.	1,737,195	33,096,629
	Techno Electric & Engineering Co. Ltd.	364,168	6,669,779
*	Technocraft Industries India Ltd.	6,947	244,829
	Tega Industries Ltd.	20,375	464,433
*Ω	Tejas Networks Ltd.	201,987	3,218,204
	Texmaco Rail & Engineering Ltd.	948,980	2,494,360
	Thanga Mayil Jewellery Ltd.	6,930	187,779
	Thejo Engineering Ltd.	5,690	154,874
	Themis Medicare Ltd.	15,675	48,662
	Thermax Ltd.	71,102	4,172,953
	Thirumalai Chemicals Ltd.	637,436	2,309,323
	Thomas Cook India Ltd.	770,956	1,765,878
*Ω	Thyrocare Technologies Ltd.	69,888	766,927
	Tilaknagar Industries Ltd.	272,011	934,465
	Time Technoplast Ltd.	1,345,394	6,754,269
	Timken India Ltd.	132,863	5,350,842
	Tips Music Ltd.	34,747	365,497
	Titagarh Rail System Ltd.	300,431	4,344,579
	Titan Co. Ltd.	763,090	29,648,146
	Torrent Pharmaceuticals Ltd.	487,558	18,488,118
	Torrent Power Ltd.	819,844	17,752,160
	Tourism Finance Corp. of India Ltd.	336,974	625,940
*	TransIndia Real Estate Ltd.	686,770	325,496
	Transport Corp. of India Ltd.	291,382	3,733,998
	Trent Ltd.	382,208	32,350,470
	Trident Ltd.	9,742,580	3,994,282

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries Ltd.	697,580	$3,441,917
	Triveni Turbine Ltd.	717,201	5,873,265
	TTK Healthcare Ltd.	2,972	54,705
	TTK Prestige Ltd.	241,674	2,480,415
	Tube Investments of India Ltd.	470,598	24,907,948
	TV Today Network Ltd.	204,034	479,998
	TVS Holdings Ltd.	21,218	3,159,353
	TVS Motor Co. Ltd.	633,055	18,710,505
	TVS Srichakra Ltd.	27,163	1,232,169
	Uflex Ltd.	338,618	2,343,386
	Ugar Sugar Works Ltd.	245,819	231,083
*	Ugro Capital Ltd.	157,313	465,654
Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	4,758,551
	UltraTech Cement Ltd.	218,855	28,768,418
*	Unichem Laboratories Ltd.	194,087	1,919,860
	Union Bank of India Ltd.	4,685,097	6,487,634
	United Breweries Ltd.	103,773	2,366,147
	United Spirits Ltd.	809,814	13,945,291
	Universal Cables Ltd.	3,530	27,879
	UNO Minda Ltd.	1,101,704	12,822,577
	UPL Ltd.	2,924,427	19,236,701
	Usha Martin Ltd.	1,057,465	5,317,992
	UTI Asset Management Co. Ltd.	162,108	2,551,422
*	V2 Retail Ltd.	4,719	62,783
*	VA Tech Wabag Ltd.	301,143	6,335,269
	Vadilal Industries Ltd.	5,100	231,830
	Vaibhav Global Ltd.	259,431	907,001
*Ω	Valiant Organics Ltd.	10,182	48,134
*	Valor Estate Ltd.	669,648	1,299,126
	Vardhman Special Steels Ltd.	11,753	37,343
	Vardhman Textiles Ltd.	1,042,365	5,819,137
*Ω	Varroc Engineering Ltd.	215,450	1,326,334
	Varun Beverages Ltd.	2,960,455	21,124,417
*	Vascon Engineers Ltd.	222,560	146,556
	Vedant Fashions Ltd.	19,209	318,643
	Vedanta Ltd.	4,552,656	25,047,372

		Shares	Value»
INDIA — (Continued)
	Veedol Corporation Ltd.	39,705	$912,977
	Venky’s India Ltd.	37,741	814,637
Ω	Venus Pipes & Tubes Ltd.	1,424	32,353
	Vesuvius India Ltd.	27,471	1,724,150
	V-Guard Industries Ltd.	1,047,600	5,380,089
	Vidhi Specialty Food Ingredients Ltd.	6,234	34,961
*	Vikas Lifecare Ltd.	2,298,854	126,345
	Vimta Labs Ltd.	61,833	409,613
	Vinati Organics Ltd.	170,973	3,945,107
	Vindhya Telelinks Ltd.	27,832	657,150
	VIP Industries Ltd.	187,414	1,061,142
	Visaka Industries Ltd.	98,957	120,195
	Vishnu Chemicals Ltd.	50,959	308,417
*	VL E-Governance & IT Solutions Ltd.	287,515	507,928
*	V-Mart Retail Ltd.	27,213	1,364,271
*	Vodafone Idea Ltd.	58,229,156	5,592,065
	Voltamp Transformers Ltd.	25,701	3,572,174
	Voltas Ltd.	321,889	6,309,942
*	VRL Logistics Ltd.	267,849	1,781,778
	VST Industries Ltd.	355,410	1,450,022
	VST Tillers Tractors Ltd.	26,587	1,407,201
*	Walchandnagar Industries Ltd.	14,278	47,031
*	Websol Energy System Ltd.	4,816	80,930
	Welspun Corp. Ltd.	1,123,115	9,679,670
	Welspun Enterprises Ltd.	447,557	2,639,247
	Welspun Living Ltd.	2,895,250	5,211,676
	West Coast Paper Mills Ltd.	427,269	2,892,235
*	Westlife Foodworld Ltd.	177,576	1,610,955
	Whirlpool of India Ltd.	120,592	2,861,670
	Wipro Ltd.	3,384,593	22,083,611
*	Wockhardt Ltd.	361,997	5,170,281
	Wonderla Holidays Ltd.	106,386	1,101,048
	XPRO India Ltd.	2,364	30,745
	Yasho Industries Ltd.	1,323	29,807
*	Yes Bank Ltd.	31,282,558	7,544,277
*	Zee Entertainment Enterprises Ltd.	5,898,051	8,540,336

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Zee Media Corp. Ltd.	2,362,482	$544,991
	Zen Technologies Ltd.	102,747	2,275,429
	Zensar Technologies Ltd.	761,367	6,345,281
	ZF Commercial Vehicle Control Systems India Ltd.	3,901	664,539
*	Zomato Ltd.	7,965,972	22,830,793
	Zuari Industries Ltd.	6,386	25,908
	Zydus Lifesciences Ltd.	874,296	10,412,315
	Zydus Wellness Ltd.	63,194	1,463,535

TOTAL INDIA			6,098,414,055

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	3,392,900	860,375
	Adaro Energy Indonesia Tbk. PT	84,508,300	19,450,726
*	Adaro Minerals Indonesia Tbk. PT	5,931,300	528,556
*	Adhi Karya Persero Tbk. PT	17,481,579	320,425
	Adi Sarana Armada Tbk. PT	14,645,800	722,709
*	Agung Semesta Sejahtera Tbk. PT	25,684,400	17,923
	AKR Corporindo Tbk. PT	56,510,800	4,857,238
*	Alam Sutera Realty Tbk. PT	71,950,400	953,102
*	Allo Bank Indonesia Tbk. PT	1,007,600	62,800
	Aneka Tambang Tbk. PT	44,605,419	4,534,818
	Arwana Citramulia Tbk. PT	22,999,700	1,120,120
	Aspirasi Hidup Indonesia Tbk. PT	63,074,000	3,613,065
	Astra Agro Lestari Tbk. PT	3,787,522	1,632,234
	Astra International Tbk. PT	61,505,200	19,967,494
	Astra Otoparts Tbk. PT	7,391,800	1,184,660
	Avia Avian Tbk. PT	8,822,400	268,333
*††	Bakrie Telecom Tbk. PT	35,294,139	0
	Bank Amar Indonesia Tbk. PT	13,801,810	187,925

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk. PT	15,660,600	$1,061,451
*	Bank Bukopin Tbk. PT	142,642,188	544,709
*	Bank Capital Indonesia Tbk. PT	20,448,500	173,265
	Bank Central Asia Tbk. PT	91,803,500	59,853,956
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	94,395
*	Bank Ganesha Tbk. PT	8,856,600	48,447
*	Bank Ina Perdana PT	2,548,500	670,635
*	Bank Jago Tbk. PT	90,300	16,288
	Bank Mandiri Persero Tbk. PT	115,248,972	48,925,349
*	Bank Mayapada International Tbk. PT	12,409,350	175,102
	Bank Maybank Indonesia Tbk. PT	9,420,600	136,784
*	Bank Nationalnobu Tbk. PT	5,283,225	229,015
	Bank Negara Indonesia Persero Tbk. PT	34,611,460	11,544,170
*	Bank Neo Commerce Tbk. PT	23,898,300	405,167
	Bank OCBC Nisp Tbk. PT	12,875,600	1,124,256
*	Bank Pan Indonesia Tbk. PT	31,855,800	3,850,365
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	28,741,657	1,793,427
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	31,988,400	1,141,368
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	28,999,314
	Bank Syariah Indonesia Tbk. PT	21,486,600	4,134,940
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	4,856,436
	Barito Pacific Tbk. PT	51,658,488	3,270,585
	BFI Finance Indonesia Tbk. PT	61,585,600	3,884,699

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bintang Oto Global Tbk. PT	1,863,000	$67,430
	BISI International Tbk. PT	11,631,812	1,002,004
	Blue Bird Tbk. PT	5,233,700	700,696
*	Buana Lintas Lautan Tbk. PT	118,822,200	982,782
*	Bukalapak.com Tbk. PT	174,811,400	1,423,172
	Bukit Asam Tbk. PT	37,180,900	7,003,342
*	Bumi Resources Minerals Tbk. PT	165,950,400	3,879,480
*	Bumi Resources Tbk. PT	324,665,800	2,873,036
*	Bumi Serpong Damai Tbk. PT	42,790,400	3,315,569
*	Capital Financial Indonesia Tbk. PT	4,045,900	143,067
	Catur Sentosa Adiprana Tbk. PT	864,200	27,078
*	Cemindo Gemilang PT	13,066,300	802,769
	Charoen Pokphand Indonesia Tbk. PT	19,724,960	6,603,451
Ω	Cikarang Listrindo Tbk. PT	10,148,300	449,383
	Ciputra Development Tbk. PT	76,437,315	6,525,623
	Cisarua Mountain Dairy Tbk. PT	1,056,900	383,648
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	1,835,644
*	City Retail Developments Tbk. PT	11,633,200	102,983
	Dayamitra Telekomunikasi PT	3,860,300	154,901
	Delta Dunia Makmur Tbk. PT	41,556,700	1,776,090
	Dharma Satya Nusantara Tbk. PT	31,366,000	2,194,218
	Elang Mahkota Teknologi Tbk. PT	40,847,500	1,326,646
	Elnusa Tbk. PT	31,009,000	945,010
*	Energi Mega Persada Tbk. PT	16,667,000	301,141
	Erajaya Swasembada Tbk. PT	77,811,300	2,229,936
	ESSA Industries Indonesia Tbk. PT	50,256,500	3,153,292
	Gajah Tunggal Tbk. PT	11,479,800	973,067

		Shares	Value»
INDONESIA — (Continued)
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	$694,197
*	Gudang Garam Tbk. PT	1,868,100	1,675,286
*	Harum Energy Tbk. PT	19,975,600	1,540,130
	Hexindo Adiperkasa Tbk. PT	1,996,756	706,546
	Hillcon Tbk. PT	238,400	32,165
	Impack Pratama Industri Tbk. PT	36,436,400	775,014
	Indah Kiat Pulp & Paper Tbk. PT	13,461,200	6,914,197
	Indika Energy Tbk. PT	14,790,700	1,464,484
	Indo Tambangraya Megah Tbk. PT	3,533,500	5,647,466
	Indocement Tunggal Prakarsa Tbk. PT	4,090,700	1,872,684
	Indofood CBP Sukses Makmur Tbk. PT	3,420,700	2,684,446
	Indofood Sukses Makmur Tbk. PT	25,731,500	12,449,652
	Indomobil Sukses Internasional Tbk. PT	5,272,800	425,245
	Indosat Tbk. PT	19,337,200	3,077,408
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	63,350,488	2,460,579
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	11,725,900	138,205
*	Japfa Comfeed Indonesia Tbk. PT	56,445,600	6,580,680
	Jasa Marga Persero Tbk. PT	8,838,558	2,726,284
	Jaya Real Property Tbk. PT	5,813,800	244,647
	Kalbe Farma Tbk. PT	61,568,600	6,343,736
*	Kawasan Industri Jababeka Tbk. PT	114,470,045	1,415,755
	KMI Wire & Cable Tbk. PT	28,325,800	713,692
*	Krakatau Steel Persero Tbk. PT	1,125,424	10,384
	Lautan Luas Tbk. PT	329,800	21,107
*	Lippo Cikarang Tbk. PT	8,299,505	410,600

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Lippo Karawaci Tbk. PT	324,039,762	$2,539,617
*	Malindo Feedmill Tbk. PT	6,211,700	348,457
	Map Aktif Adiperkasa PT	42,653,700	2,948,029
	Matahari Department Store Tbk. PT	5,743,000	561,245
	Mayora Indah Tbk. PT	18,695,625	3,095,083
	MD Entertainment Tbk. PT	2,653,600	534,307
	Medco Energi Internasional Tbk. PT	63,757,160	5,197,732
*	Media Nusantara Citra Tbk. PT	52,195,393	1,096,976
	Medikaloka Hermina Tbk. PT	33,821,100	3,235,461
*	Merdeka Copper Gold Tbk. PT	14,066,062	2,174,405
*	Metro Healthcare Indonesia Tbk. PT	59,545,100	497,630
	Metrodata Electronics Tbk. PT	33,647,100	1,363,375
	Metropolitan Kentjana Tbk. PT	33,300	55,118
	Mitra Adiperkasa Tbk. PT	66,771,300	6,709,062
	Mitra Keluarga Karyasehat Tbk. PT	14,868,200	2,564,500
	Mitra Pinasthika Mustika Tbk. PT	12,399,100	801,043
*	MNC Digital Entertainment Tbk. PT	21,894,000	1,811,645
*	MNC Land Tbk. PT	102,637,700	1,093,262
	Mulia Industrindo Tbk. PT	13,805,800	295,435
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,237,190
*††	Omni Inovasi Indonesia Tbk. PT	1,126,900	991
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,750,700	3,653,907
*	Pacific Strategic Financial Tbk. PT	13,823,900	955,475
	Pakuwon Jati Tbk. PT	114,932,200	3,497,916
*	Panin Financial Tbk. PT	126,446,200	3,829,968
*	Paninvest Tbk. PT	7,925,300	575,893

		Shares	Value»
INDONESIA — (Continued)
	Pantai Indah Kapuk Dua Tbk. PT	357,300	$366,418
	Perusahaan Gas Negara Tbk. PT	40,421,800	4,025,439
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	21,503,800	1,676,324
*	Petrindo Jaya Kreasi Tbk. PT	1,360,500	658,379
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,341
*	PP Persero Tbk. PT	23,336,190	662,631
	Prodia Widyahusada Tbk. PT	1,625,700	309,809
	Puradelta Lestari Tbk. PT	60,908,700	639,465
	Ramayana Lestari Sentosa Tbk. PT	11,083,500	276,924
	Resource Alam Indonesia Tbk. PT	779,279	27,947
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	3,092,800	355,584
	Salim Ivomas Pratama Tbk. PT	31,135,200	841,538
	Sampoerna Agro Tbk. PT	5,071,559	659,475
	Samudera Indonesia Tbk. PT	59,351,100	1,285,247
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	218,509
	Sarana Menara Nusantara Tbk. PT	59,131,100	3,014,187
	Sariguna Primatirta Tbk. PT	17,412,700	1,431,255
*	Sawit Sumbermas Sarana Tbk. PT	25,872,900	1,950,039
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,835,200	2,069,218
	Semen Baturaja Tbk. PT	12,933,000	204,096
	Semen Indonesia Persero Tbk. PT	16,434,686	4,132,424
	Siloam International Hospitals Tbk. PT	6,566,900	1,571,382
*	Sinar Mas Multiartha Tbk. PT	278,500	260,350

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Sri Rejeki Isman Tbk. PT	96,691,300	$168,648
	Steel Pipe Industry of Indonesia PT	16,408,800	316,255
	Sumber Alfaria Trijaya Tbk. PT	39,043,100	8,244,739
	Summarecon Agung Tbk. PT	79,145,547	3,378,304
	Surya Citra Media Tbk. PT	115,838,200	1,019,064
	Surya Semesta Internusa Tbk. PT	32,469,000	2,526,601
*††	Suryainti Permata Tbk. PT	3,098,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	6,430,482
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	55,290,600	9,882,792
	Temas Tbk. PT	35,286,000	326,352
	Tempo Scan Pacific Tbk. PT	4,038,800	684,419
*	Timah Tbk. PT	15,878,967	1,313,010
	Tower Bersama Infrastructure Tbk. PT	4,933,500	597,506
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	3,746,200	1,740,953
*	Trias Sentosa Tbk. PT	3,690,500	116,826
	Triputra Agro Persada PT	29,481,700	1,738,134
	Tunas Baru Lampung Tbk. PT	27,501,857	1,190,930
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,699,000	1,407,292
	Unilever Indonesia Tbk. PT	23,796,800	2,978,379
	United Tractors Tbk. PT	9,367,346	16,350,898
*	Vale Indonesia Tbk. PT	9,484,475	2,303,852
*††	Waskita Beton Precast Tbk. PT	29,937,600	38,287
*††	Waskita Karya Persero Tbk. PT	52,554,757	126,841
*††	Wijaya Karya Persero Tbk. PT	19,524,422	469,702

		Shares	Value»
INDONESIA — (Continued)
*	Wintermar Offshore Marine Tbk. PT	5,592,000	$192,885
	XL Axiata Tbk. PT	44,053,345	6,307,817

TOTAL INDONESIA			496,583,344

KUWAIT — (0.3%)
	A’ayan Leasing & Investment Co. KSCP	6,234,921	3,211,493
*	Acico Industries Co. KSC	172,520	46,120
	Agility Public Warehousing Co. KSC	1,079,095	875,658
	Al Ahli Bank of Kuwait KSCP	329,173	300,501
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	48,913	79,807
	Al-Eid Food KSC	549,208	418,175
	Ali Alghanim Sons Automotive Co. KSCC	312,949	1,073,010
*	Alimtiaz Investment Group KSC	2,648,384	415,751
*	Arabi Group Holding KSC	409,824	508,515
	Arzan Financial Group for Financing & Investment KPSC	3,886,129	2,701,734
*	Asiya Capital Investments Co. KSCP	3,342,651	456,098
	Boubyan Bank KSCP	966,947	1,758,112
	Boubyan Petrochemicals Co. KSCP	578,516	1,262,937
	Boursa Kuwait Securities Co. KPSC	251,548	1,747,516
	Burgan Bank SAK	171,378	103,069
	Combined Group Contracting Co. SAK	673,242	1,388,251
	Commercial Facilities Co. SAKP	207,055	145,804
	Commercial Real Estate Co. KSC	2,040,699	977,985
	Gulf Bank KSCP	1,926,062	1,969,213

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	171,972	$932,307
	Heavy Engineering & Ship Building Co. KSCP, Class B	404,983	1,066,583
	Humansoft Holding Co. KSC	353,303	3,007,930
*	IFA Hotels & Resorts-KPSC	212,972	1,035,701
	Integrated Holding Co. KCSC	816,725	1,357,562
*	Jazeera Airways Co. KSCP	385,378	1,295,143
*	Kuwait Business Town Real Estate Co. KSCP	44,376	19,625
*	Kuwait Cement Co. KSC	662,335	414,465
	Kuwait Finance House KSCP	8,815,356	20,696,248
	Kuwait Financial Centre SAK	167,238	73,131
	Kuwait International Bank KSCP	2,182,078	1,356,226
	Kuwait Investment Co. SAK	46,536	24,929
	Kuwait Real Estate Co. KSC	3,906,701	3,042,130
	Kuwait Telecommunications Co.	1,064,424	1,950,739
	Mabanee Co. KPSC	555,424	1,512,221
	Mezzan Holding Co. KSCC	483,202	1,540,587
	Mobile Telecommunications Co. KSCP	1,106,405	1,645,956
	National Bank of Kuwait SAKP	6,259,312	17,332,680
*	National Consumer Holding Co. SAK	1,267,545	444,319
	National Industries Group Holding SAK	2,039,658	1,596,767
	National Investments Co. KSCP	3,032,971	2,561,109
*	Rasiyat Holding Co.	207,762	243,207
	Salhia Real Estate Co. KSCP	720,751	1,011,680
	Securities House KSC	265,670	58,792

		Shares	Value»
KUWAIT — (Continued)
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,193,434	$602,501
*	Sultan Center Food Products Co. KSC	5,505	1,773
*	Warba Bank KSCP	2,827,294	1,757,395

TOTAL KUWAIT			86,021,455

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	911,941
#	Able Global Bhd.	558,700	246,586
#	Aeon Co. M Bhd.	4,246,100	1,408,255
#	AEON Credit Service M Bhd.	1,744,280	2,788,308
#	AFFIN Bank Bhd.	4,253,540	2,913,640
	Ajinomoto Malaysia Bhd.	106,100	355,223
	Alliance Bank Malaysia Bhd.	7,227,400	7,238,486
	Allianz Malaysia Bhd.	188,500	885,214
	AME Elite Consortium Bhd.	1,530,900	554,311
	AMMB Holdings Bhd. (AMM MK)	6,520,050	7,569,357
#	Ancom Nylex Bhd.	2,737,738	640,895
#*	Ann Joo Resources Bhd.	608,100	116,854
*	Astro Malaysia Holdings Bhd.	3,575,900	199,649
	Aurelius Technologies Bhd.	378,000	237,661
	Axiata Group Bhd.	11,976,635	6,158,742
#*	Bahvest Resources Bhd.	3,483,800	638,834
#	Bank Islam Malaysia Bhd.	5,253,459	3,237,651
	Batu Kawan Bhd.	403,050	1,829,922
#*	Berjaya Assets Bhd.	1,232,400	77,524
#*	Berjaya Corp. Bhd.	24,292,801	1,760,859
#	Berjaya Food Bhd.	3,933,819	394,625
#*	Berjaya Land Bhd.	3,777,400	280,857
#*	Bermaz Auto Bhd.	4,788,100	2,241,870
#	Beshom Holdings Bhd.	1,680,022	341,580
#	British American Tobacco Malaysia Bhd.	671,100	1,104,250
*	Bumi Armada Bhd.	21,699,550	2,463,134

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bursa Malaysia Bhd.	3,030,400	$6,244,139
	Cahya Mata Sarawak Bhd.	4,082,200	1,285,011
	Cape Ems Manufacturing M Sdn Bhd.	1,188,500	83,010
#	Carlsberg Brewery Malaysia Bhd., Class B	766,900	3,394,320
#	CB Industrial Product Holding Bhd.	2,888,820	842,552
	CCK Consolidated Holdings Bhd.	142,500	50,857
	CELCOMDIGI Bhd.	7,077,420	5,488,933
#*	Chin Hin Group Bhd.	138,700	82,422
	CIMB Group Holdings Bhd.	15,166,848	27,502,476
*	Coastal Contracts Bhd.	1,119,200	402,563
	Crescendo Corp. Bhd.	55,700	14,771
#	CSC Steel Holdings Bhd.	1,264,100	341,895
#	CTOS Digital Bhd.	3,013,700	792,696
#*	Cypark Resources Bhd.	744,550	137,170
#	D&O Green Technologies Bhd.	3,125,200	1,631,898
#	Datasonic Group Bhd.	1,964,000	171,855
	Dayang Enterprise Holdings Bhd.	4,149,863	2,011,800
	Dialog Group Bhd.	6,295,384	2,969,482
#	DRB-Hicom Bhd.	6,568,800	1,566,510
#	Duopharma Biotech Bhd.	1,370,151	391,393
	Dutch Lady Milk Industries Bhd.	98,700	678,015
	DXN Holdings Bhd.	574,500	74,533
#*	Eastern & Oriental Bhd.	4,867,600	959,455
#	Eco World Development Group Bhd.	6,274,900	2,536,057
#*	Ecofirst Consolidated Bhd.	1,552,400	134,808
*	Econpile Holdings Bhd.	267,900	23,839
#*	Ekovest Bhd.	12,891,850	991,121
	Farm Fresh Bhd.	2,941,800	1,217,369
#	FGV Holdings Bhd.	743,900	189,729
#	Formosa Prosonic Industries Bhd.	752,500	492,941

		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd.	373,100	$2,630,096
	Frontken Corp. Bhd.	6,583,500	5,712,952
*	Gadang Holdings Bhd.	2,291,200	165,699
	Gamuda Bhd.	4,150,964	8,058,543
	Gas Malaysia Bhd.	1,020,500	870,230
#*	Genetec Technology Bhd.	1,325,800	205,767
#	Genting Bhd.	7,957,500	7,148,637
#	Genting Malaysia Bhd.	8,534,700	4,355,235
	Genting Plantations Bhd.	1,055,700	1,273,141
#	George Kent Malaysia Bhd.	2,239,687	203,894
#	Globetronics Technology Bhd.	2,823,845	329,334
*	Greatech Technology Bhd.	927,900	461,353
#	Guan Chong Bhd.	509,500	311,766
#	HAP Seng Consolidated Bhd.	4,240,740	3,769,457
#	Hap Seng Plantations Holdings Bhd.	1,570,900	661,481
#*	Hartalega Holdings Bhd.	4,384,600	3,157,861
#	Heineken Malaysia Bhd.	643,000	3,331,461
*	HeiTech Padu Bhd.	234,200	192,168
#*	Hengyuan Refining Co. Bhd.	889,300	489,819
#	Hextar Global Bhd.	1,097,100	222,923
#	Hiap Teck Venture Bhd.	11,284,100	778,044
#	Hibiscus Petroleum Bhd.	6,000,740	2,741,676
	Hong Leong Bank Bhd.	509,765	2,378,212
	Hong Leong Capital Bhd.	33,400	32,215
	Hong Leong Financial Group Bhd.	1,082,898	4,600,574
	Hong Leong Industries Bhd.	506,400	1,555,077
#	Hume Cement Industries Bhd.	217,700	168,718
#	Hup Seng Industries Bhd.	2,239,700	543,557
	IGB Bhd.	735,738	442,766
	IHH Healthcare Bhd.	2,116,900	3,503,339
	IJM Corp. Bhd.	10,870,926	7,454,985
#	Inari Amertron Bhd.	7,231,032	4,687,682

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Insas Bhd.	4,362,802	$953,201
	IOI Corp. Bhd.	4,559,977	3,916,872
#	IOI Properties Group Bhd.	5,497,219	2,843,824
*	Iris Corp. Bhd.	220,600	16,337
#*	Iskandar Waterfront City Bhd.	3,171,000	386,798
#	ITMAX SYSTEM Bhd.	567,200	462,667
#*	JAKS Resources Bhd.	12,700,360	357,942
#	Jaya Tiasa Holdings Bhd.	5,100,239	1,440,076
*	JCY International Bhd.	771,300	64,193
#*	JHM Consolidation Bhd.	378,600	34,149
	Keck Seng Malaysia Bhd.	481,400	616,550
#	Kelington Group Bhd.	2,008,600	1,405,601
	Kenanga Investment Bank Bhd.	2,764,800	567,028
	Kerjaya Prospek Group Bhd.	1,755,287	804,741
#	Kim Loong Resources Bhd.	1,327,260	718,677
#*	KNM Group Bhd.	15,379,881	226,167
#	Kobay Technology Bhd.	485,200	138,475
	Kossan Rubber Industries Bhd.	7,101,500	3,386,037
	KPJ Healthcare Bhd.	8,494,000	4,034,113
#	Kretam Holdings Bhd.	4,777,400	654,449
#*	KSL Holdings Bhd.	1,716,600	693,793
#	Kuala Lumpur Kepong Bhd.	1,088,458	5,303,288
	Kumpulan Fima Bhd.	709,900	325,934
#	Lagenda Properties Bhd.	1,538,000	466,746
	Land & General Bhd.	12,991,220	369,459
#	LBS Bina Group Bhd.	5,021,393	636,625
#	Leong Hup International Bhd.	6,999,300	1,090,495
#	Lii Hen Industries Bhd.	2,192,000	386,509
#*Ω	Lotte Chemical Titan Holding Bhd.	2,882,475	617,962
#	LPI Capital Bhd.	652,040	2,008,459
#	Magni-Tech Industries Bhd.	1,388,700	766,017
#	Magnum Bhd.	4,517,362	1,215,726

		Shares	Value»
MALAYSIA — (Continued)
#	Mah Sing Group Bhd.	8,434,551	$3,282,830
#	Malakoff Corp. Bhd.	8,503,100	1,616,271
	Malayan Banking Bhd.	7,849,450	18,797,963
	Malayan Flour Mills Bhd.	4,929,200	734,285
	Malaysia Airports Holdings Bhd.	2,944,383	6,811,446
#	Malaysia Smelting Corp. Bhd.	1,088,400	575,236
	Malaysian Pacific Industries Bhd.	443,525	2,607,828
#	Malaysian Resources Corp. Bhd.	12,754,357	1,597,446
#	Matrix Concepts Holdings Bhd.	6,270,905	3,009,128
#	Maxis Bhd.	4,777,715	3,933,914
#	MBM Resources Bhd.	905,810	1,277,034
#	MBSB Bhd.	14,399,267	2,418,577
	Media Prima Bhd.	1,753,200	183,012
	Mega First Corp. Bhd.	3,697,000	3,467,589
	Mi Technovation Bhd.	642,500	276,164
	MISC Bhd.	2,199,460	3,762,263
	MKH Bhd.	2,772,375	750,259
#	MKH Oil Palm East Kalimantan Bhd.	222,984	30,973
	MNRB Holdings Bhd.	3,755,754	1,892,554
#	MPHB Capital Bhd.	529,800	196,594
Ω	Mr. DIY Group M Bhd.	6,093,200	3,036,551
#*	MSM Malaysia Holdings Bhd.	297,000	85,338
*	Muhibbah Engineering M Bhd.	3,089,550	653,619
	My EG Services Bhd.	19,080,467	3,597,751
#	Nationgate Holdings Bhd.	1,580,900	754,182
#	Nestle Malaysia Bhd.	123,900	2,822,890
	Notion VTEC Bhd.	523,600	105,772
*††	Nylex Malaysia Bhd.	20,250	416
#	OCK Group Bhd.	2,449,100	266,200
	Oriental Holdings Bhd.	1,111,240	1,870,863
	OSK Holdings Bhd.	7,618,967	2,700,525
#	PA Resources Bhd.	1,747,400	116,792
	Padini Holdings Bhd.	2,358,000	1,886,509

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Panasonic Manufacturing Malaysia Bhd.	62,900	$262,764
#	Pantech Group Holdings Bhd.	3,364,131	699,087
#	Paramount Corp. Bhd.	1,893,175	444,290
	PBA Holdings Bhd.	116,800	62,843
	Pecca Group Bhd.	935,000	271,675
	Pentamaster Corp. Bhd.	752,900	656,916
#	Perak Transit Bhd.	4,394,499	743,333
#*	Perdana Petroleum Bhd.	1,839,700	114,811
#	Petron Malaysia Refining & Marketing Bhd.	613,600	604,817
#	Petronas Chemicals Group Bhd.	3,958,000	4,874,878
	Petronas Dagangan Bhd.	747,200	3,056,490
	Petronas Gas Bhd.	1,214,908	4,787,138
	PIE Industrial Bhd.	343,900	405,360
	Power Root Bhd.	347,300	112,423
	PPB Group Bhd.	1,539,040	4,891,632
	Press Metal Aluminium Holdings Bhd.	6,686,660	7,196,588
#	Public Bank Bhd.	25,473,055	25,633,083
	QES Group Bhd.	1,256,400	142,117
#	QL Resources Bhd.	5,376,495	5,878,643
#*	Ranhill Utilities Bhd.	2,267,658	625,706
	RCE Capital Bhd.	2,660,300	988,624
#	REDtone Digital Bhd.	1,368,000	312,239
#	RGB International Bhd.	2,835,600	240,547
	RHB Bank Bhd.	5,745,858	8,398,760
#	Sam Engineering & Equipment M Bhd.	754,500	732,504
*	Sapura Energy Bhd.	40,752,188	319,224
#	Sarawak Oil Palms Bhd.	2,389,937	1,723,629
#	Scientex Bhd.	4,657,284	4,709,653
#	SD Guthrie Bhd.	5,308,361	5,566,851
#	SFP Tech Holdings Bhd.	2,732,400	377,163
#	Shangri-La Hotels Malaysia Bhd.	253,500	116,272
#	Sime Darby Bhd.	11,328,987	5,974,490
#	Sime Darby Property Bhd.	12,436,087	4,004,559
	SKP Resources Bhd.	6,792,525	1,612,548

		Shares	Value»
MALAYSIA — (Continued)
#*	Solarvest Holdings Bhd.	1,723,400	$625,929
	Southern Cable Group Bhd.	849,200	174,811
	SP Setia Bhd. Group	7,551,359	2,410,413
#	Sports Toto Bhd.	4,614,873	1,595,766
#	Sunway Bhd.	3,670,590	3,646,280
#	Sunway Construction Group Bhd.	1,763,819	1,797,887
#*	Supermax Corp. Bhd.	4,399,200	811,010
#	Suria Capital Holdings Bhd.	413,380	181,724
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,651,575	2,391,334
#	Ta Ann Holdings Bhd.	1,968,123	1,919,373
#	Taliworks Corp. Bhd.	2,377,766	419,596
#	TASCO Bhd.	858,600	140,803
	Telekom Malaysia Bhd.	2,674,628	3,959,722
#	Tenaga Nasional Bhd.	3,542,681	11,333,527
	Thong Guan Industries Bhd.	1,369,100	472,153
#	TIME dotCom Bhd.	4,310,280	4,787,352
*	Top Glove Corp. Bhd.	13,369,860	3,239,823
#*	Tropicana Corp. Bhd.	5,039,732	1,477,910
#	TSH Resources Bhd.	3,719,050	914,347
	Uchi Technologies Bhd.	1,664,240	1,464,361
	UEM Edgenta Bhd.	1,490,400	217,240
#	UEM Sunrise Bhd.	7,575,945	1,653,205
	Unisem M Bhd.	959,300	658,208
	United Malacca Bhd.	226,150	262,467
	United Plantations Bhd.	454,200	2,784,218
#	UOA Development Bhd.	8,149,200	3,529,936
*	Uzma Bhd.	1,220,300	225,681
	Velesto Energy Bhd.	28,206,192	1,216,061
	ViTrox Corp. Bhd.	2,239,100	1,646,950
	VS Industry Bhd.	10,911,300	2,405,604
#*	Wasco Bhd.	1,316,600	328,836
#*	WCT Holdings Bhd.	5,517,840	1,131,016
#	Wellcall Holdings Bhd.	2,974,850	1,032,092
#	Westports Holdings Bhd.	3,219,500	3,098,829
#	Yinson Holdings Bhd.	7,613,963	4,694,343

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	YNH Property Bhd.	3,472,593	$358,063
#	YTL Corp. Bhd.	12,480,494	5,579,169
	YTL Power International Bhd.	3,867,987	2,694,262

TOTAL MALAYSIA			467,588,152

MEXICO — (1.9%)
	Alfa SAB de CV, Class A	31,592,286	22,798,801
#*	Alpek SAB de CV	3,673,514	2,386,650
	Alsea SAB de CV	3,424,120	8,267,035
	America Movil SAB de CV (2228390D US), ADR	3,066,402	48,265,167
	America Movil SAB de CV (AMXB MM), Class B	1,719,216	1,360,113
	Arca Continental SAB de CV	1,088,004	9,281,161
#*	Axtel SAB de CV	8,534,435	503,293
#Ω	Banco del Bajio SA	5,159,784	11,441,546
#	Becle SAB de CV	741,078	977,018
	Bolsa Mexicana de Valores SAB de CV	2,864,652	4,681,482
	Cemex SAB de CV (CEMEXCPO MM)	2,443,715	1,281,120
	Cemex SAB de CV (CX US), Sponsored ADR	3,722,452	19,431,200
*	Cia Minera Autlan SAB de CV, Class B	14,731	5,871
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	83,997	7,002,830
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	2,801,682
*	Consorcio ARA SAB de CV	8,643,162	1,382,249
*	Controladora AXTEL SAB de CV	27,388,079	444,845
#*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	1,989,467

		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	$776,114
	Corp. Actinver SAB de CV	61,598	50,794
	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	8,834,496
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	277,840
	Corp. Moctezuma SAB de CV	330,762	1,239,769
	Corporativo Fragua SAB de CV	2,159	94,951
	Cydsa SAB de CV	6,129	4,867
*	Dine SAB de CV	7,300	8,380
	El Puerto de Liverpool SAB de CV, Class C1	519,143	2,729,655
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	50,363
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	644,363	6,242,523
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	66,887	6,480,681
	GCC SAB de CV	1,071,304	8,786,411
	Genomma Lab Internacional SAB de CV, Class B	5,093,380	6,821,889
	Gentera SAB de CV	9,198,122	11,768,006
	Gruma SAB de CV, Class B	948,452	16,305,629
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	12,362,322
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	17,063,630

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	$4,751,438
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	8,411	2,264,914
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	383,246	10,221,681
#	Grupo Bimbo SAB de CV, Class A	3,507,902	10,864,074
	Grupo Carso SAB de CV	1,934,364	11,657,710
#	Grupo Comercial Chedraui SA de CV	2,372,508	15,025,074
#††	Grupo Elektra SAB de CV	181,294	6,421,194
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	40,591,494
*	Grupo Financiero Inbursa SAB de CV, Class O	5,461,897	12,141,492
*	Grupo Gigante SAB de CV	41,000	59,258
	Grupo Herdez SAB de CV	1,704,446	4,463,528
*	Grupo Hotelero Santa Fe SAB de CV	306,056	59,653
	Grupo Industrial Saltillo SAB de CV	320,237	274,313
	Grupo Mexico SAB de CV, Class B	7,525,347	39,485,553
#*	Grupo Pochteca SAB de CV	386,111	122,339
#	Grupo Rotoplas SAB de CV	708,193	723,076
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	144,430
*	Grupo Simec SAB de CV (SIMECB MM), Class B	1,299,357	12,013,346
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	1,354,343
#	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	4,695,203

		Shares	Value»
MEXICO — (Continued)
*Ω	Grupo Traxion SAB de CV	611,596	$661,433
*	Hoteles City Express SAB de CV	2,213,204	519,856
*	Industrias CH SAB de CV, Class B	1,768,342	16,217,719
#*	Industrias Penoles SAB de CV	644,701	10,155,342
	Kimberly-Clark de Mexico SAB de CV, Class A	5,894,517	8,492,912
	KUO SAB de CV, Class B	271,325	557,308
#	La Comer SAB de CV	4,964,097	9,025,405
	Megacable Holdings SAB de CV	4,905,281	10,828,170
*	Minera Frisco SAB de CV, Class A1	5,848,090	1,139,836
#*Ω	Nemak SAB de CV	15,152,868	1,605,441
#*	Ollamani SAB	298,092	506,516
#	Orbia Advance Corp. SAB de CV	7,250,256	6,641,705
	Organizacion Cultiba SAB de CV	194,351	99,752
	Organizacion Soriana SAB de CV, Class B	3,346,930	4,733,658
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,267,584	11,044,284
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	207,538
#	Qualitas Controladora SAB de CV	961,647	6,682,677
#	Regional SAB de CV	2,096,089	13,334,225
#*	Sitios Latinoamerica SAB de CV	1,445,895	250,021
*	Vista Energy SAB de CV (VIST US), ADR	66,859	3,333,590
*	Vitro SAB de CV, Class A	423,513	186,257
	Wal-Mart de Mexico SAB de CV	6,537,662	18,051,717

TOTAL MEXICO			545,809,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	$258,153
	Cia de Minas Buenaventura SAA, ADR	157,251	2,053,698
	Credicorp Ltd.	123,581	22,754,970
*††	Fossal SAA, ADR	18	54
	Intercorp Financial Services, Inc.	5,304	143,579

TOTAL PERU			25,210,454

PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	701,300	103,689
	A Soriano Corp.	818,000	213,789
	Aboitiz Equity Ventures, Inc.	3,943,490	2,366,064
	Aboitiz Power Corp.	3,974,700	2,562,014
	ACEN Corp.	11,857,967	1,010,624
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	23,116,794	3,665,982
	Apex Mining Co., Inc.	15,411,000	1,124,780
*	Atlas Consolidated Mining & Development Corp.	4,306,100	355,207
	Ayala Corp.	376,380	4,452,447
	Ayala Land, Inc.	6,176,670	3,464,938
*	AyalaLand Logistics Holdings Corp.	4,662,200	159,255
	Bank of the Philippine Islands	3,967,976	9,746,960
	BDO Unibank, Inc.	6,658,805	17,427,304
*	Belle Corp.	27,703,700	876,459
*	Bloomberry Resorts Corp.	23,722,100	3,137,590
*	Cebu Air, Inc.	1,887,740	1,064,262
	Century Pacific Food, Inc.	6,201,150	4,478,380
	China Banking Corp.	2,451,140	2,465,930
	COL Financial Group, Inc.	1,671,250	56,258
*	Converge Information & Communications Technology Solutions, Inc.	10,154,300	2,803,942
	Cosco Capital, Inc.	15,486,600	1,448,583
	D&L Industries, Inc.	14,288,800	1,536,395
*	DITO CME Holdings Corp.	10,413,900	317,106
	DMCI Holdings, Inc.	26,286,900	5,055,214

		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Corp.	4,164,490	$748,087
	East West Banking Corp.	5,848,850	1,022,355
	Emperador, Inc.	3,796,600	1,218,716
	Filinvest Development Corp.	116,500	10,849
	Filinvest Land, Inc.	119,456,687	1,643,030
	First Philippine Holdings Corp.	2,595,920	2,708,725
	Ginebra San Miguel, Inc.	18,360	78,962
*	Global Ferronickel Holdings, Inc.	16,720,756	406,583
	Globe Telecom, Inc.	100,054	3,691,916
	GT Capital Holdings, Inc.	462,862	5,718,720
	International Container Terminal Services, Inc.	2,236,892	15,201,361
	JG Summit Holdings, Inc.	5,132,576	2,142,979
	Jollibee Foods Corp.	1,282,327	5,842,381
	Keepers Holdings, Inc.	114,000	4,052
	LT Group, Inc.	13,071,700	2,313,961
	MacroAsia Corp.	1,453,596	185,708
	Manila Electric Co.	450,520	3,796,018
	Manila Water Co., Inc.	9,810,100	4,424,842
*	Megawide Construction Corp.	1,950,270	89,724
	Megaworld Corp.	59,213,300	2,349,471
	Metropolitan Bank & Trust Co.	5,694,749	7,422,770
Ω	Monde Nissin Corp.	837,500	156,720
	Nickel Asia Corp.	25,225,540	1,481,909
	Petron Corp.	22,616,000	981,862
	Philcomsat Holdings Corp.	410,332	755,348
	Philex Mining Corp.	7,112,350	404,027
*	Philippine National Bank	2,711,566	1,266,502
	Philippine Seven Corp.	95,620	120,156
	Philippine Stock Exchange, Inc.	84,552	247,384
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	135,567
#	PLDT, Inc. (PHI US), Sponsored ADR	121,520	2,918,910
	PLDT, Inc. (TEL PM)	98,005	2,408,563

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*Ω	PNB Housing Finance Ltd.	562,798	$6,427,480
	Puregold Price Club, Inc.	7,655,780	4,288,377
*	PXP Energy Corp.	2,088,200	115,352
	RFM Corp.	6,096,300	420,704
	Rizal Commercial Banking Corp.	2,919,464	1,349,864
	Robinsons Land Corp.	18,128,318	4,787,724
	Robinsons Retail Holdings, Inc.	1,944,920	1,305,335
	San Miguel Corp.	3,442,830	5,256,047
	Security Bank Corp.	2,322,968	3,678,164
	Semirara Mining & Power Corp.	4,805,300	2,684,332
	Shakey’s Pizza Asia Ventures, Inc.	366,600	57,572
*	Shell Pilipinas Corp.	1,919,540	306,776
	SM Investments Corp.	181,070	2,919,682
	SM Prime Holdings, Inc.	8,626,190	4,537,227
	SSI Group, Inc.	302,000	17,128
	Synergy Grid & Development Phils, Inc.	2,732,200	441,213
*	Top Frontier Investment Holdings, Inc.	155,417	173,412
	Union Bank of the Philippines	3,664,942	2,398,152
	Universal Robina Corp.	2,641,630	4,430,911
	Vista Land & Lifescapes, Inc.	54,816,800	1,544,337
	Vistamalls, Inc.	750,800	23,945
	Wilcon Depot, Inc.	6,096,000	1,687,491

TOTAL PHILIPPINES			190,642,555

POLAND — (0.9%)
*	11 bit studios SA	5,440	352,346
	AB SA	9,101	206,999
*	Action SA	36,084	151,943
#*	Agora SA	257,788	624,205
	Alior Bank SA	777,742	16,995,030
*Ω	Allegro.eu SA	197,079	1,734,202
#	Amica SA	29,857	432,225
#*	AmRest Holdings SE	333,086	1,738,534
#	Apator SA	68,888	321,000
#	Arctic Paper SA	132,265	575,174
#	ASBISc Enterprises PLC	312,126	1,418,755
	Asseco Poland SA	243,032	5,451,809

		Shares	Value»
POLAND — (Continued)
#	Asseco South Eastern Europe SA	16,316	$202,721
	Auto Partner SA	281,361	1,494,499
	Bank Handlowy w Warszawie SA	148,569	3,341,852
*	Bank Millennium SA	3,118,958	6,494,784
*	Bank Ochrony Srodowiska SA	121,413	333,262
	Bank Polska Kasa Opieki SA	427,611	14,960,499
	Benefit Systems SA	5,524	3,318,598
#*	Bioton SA	193,900	162,756
	BNPP Bank Polska SA	2,048	44,398
#	Boryszew SA	1,581,311	2,111,688
	Budimex SA	70,462	8,812,264
*	CCC SA	123,147	5,439,783
	CD Projekt SA	72,425	2,915,991
#	Celon Pharma SA	49,619	346,121
*	CI Games SA	878,942	340,582
#*	Cognor Holding SA	736,787	1,143,806
	Creepy Jar SA	683	61,452
	Cyber Folks SA	19,590	583,832
#*	Cyfrowy Polsat SA	774,448	2,449,156
	Develia SA	1,502,351	2,119,052
#*Ω	Dino Polska SA	97,231	8,075,567
	Dom Development SA	40,926	1,945,840
	Echo Investment SA	23,210	25,539
*	Enea SA	1,820,091	5,065,922
#	Eurocash SA	505,899	1,090,165
*	Fabryki Mebli Forte SA	103,961	538,952
#	Globe Trade Centre SA	254,305	289,106
*	Grenevia SA	986,489	464,074
#*	Grupa Azoty SA	345,091	1,784,729
	Grupa Kety SA	65,486	11,161,697
	Grupa Pracuj SA	6,238	80,268
#*Ω	HUUUGE, Inc.	42,466	173,084
#	ING Bank Slaski SA	86,700	5,378,436
	Inter Cars SA	33,725	3,976,546
#*	Jastrzebska Spolka Weglowa SA	526,457	3,536,662
	KGHM Polska Miedz SA	342,949	12,835,782
	KRUK SA	90,279	9,672,336
*	Lentex SA	22,077	40,737
#	LPP SA	3,120	11,354,676
#*	Lubawa SA	24,192	24,796
#	Lubelski Wegiel Bogdanka SA	87,796	470,037
*	mBank SA	33,983	4,778,972
#	Mirbud SA	502,567	1,388,036

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Mo-BRUK SA	14,382	$1,005,880
*	Mostostal Zabrze SA	86,076	95,596
	Neuca SA	6,793	1,369,998
	Newag SA	511	4,380
#	Onde SA	5,966	15,675
	Orange Polska SA	2,152,548	4,192,515
#	ORLEN SA	2,210,095	28,857,366
#*	Pepco Group NV	250,521	1,072,148
*	PGE Polska Grupa Energetyczna SA	2,250,917	3,891,385
*	PKP Cargo SA	273,508	1,121,295
	PlayWay SA	3,974	272,311
#*	Polimex-Mostostal SA	565,449	310,326
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	13,786,509
	Powszechny Zaklad Ubezpieczen SA	1,239,711	12,294,461
	Santander Bank Polska SA	40,879	4,584,112
*	Selvita SA	14,497	195,304
#	Stalexport Autostrady SA	1,082,020	721,722
	Synektik SA	25,175	1,125,016
*	Tauron Polska Energia SA	7,230,375	6,686,202
#*	TEN Square Games SA	3,404	67,793
#	Text SA	63,425	940,104
	Torpol SA	56,565	434,688
	Unimot SA	10,078	366,054
#	Votum SA	10,633	89,562
#	VRG SA	1,259,078	1,019,240
#	Warsaw Stock Exchange	122,584	1,301,178
	Wawel SA	149	22,687
#	Wirtualna Polska Holding SA	32,887	611,156
#Ω	XTB SA	391,137	6,337,310
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	13,287	198,503
#*	Zespol Elektrowni Patnow Adamow Konin SA	77,428	316,405

TOTAL POLAND			264,138,158

QATAR — (0.7%)
*	Aamal Co.	11,461,524	2,759,854
	Al Khaleej Takaful Group QSC	1,357,608	854,097

		Shares	Value»
QATAR — (Continued)
	Al Meera Consumer Goods Co. QSC	604,731	$2,457,548
	Alijarah Holding Co. QPSC	2,395,086	538,929
	Baladna	6,710,857	2,497,723
	Barwa Real Estate Co.	9,505,937	7,448,430
	Commercial Bank PSQC	5,257,904	6,136,926
*	Dlala Brokerage & Investments Holding Co. QSC	41,077	13,586
	Doha Bank QPSC	13,372,005	6,583,705
	Doha Insurance Co. QSC	642,908	454,327
*	Estithmar Holding QPSC	5,401,842	2,543,895
	Gulf International Services QSC	8,860,165	7,711,568
	Gulf Warehousing Co.	2,811,554	2,525,926
	Industries Qatar QSC	981,700	3,594,455
*	Lesha Bank LLC	7,500,633	2,838,628
	Mannai Corp. QSC	1,184,664	1,245,368
	Masraf Al Rayan QSC	12,835,827	8,351,911
	Mazaya Real Estate Development QPSC	3,612,303	617,731
	Medicare Group	1,406,670	1,845,103
	Mesaieed Petrochemical Holding Co.	6,504,155	2,825,049
	Ooredoo QPSC	3,111,870	9,766,496
	Qatar Aluminum Manufacturing Co.	17,396,755	6,127,518
	Qatar Electricity & Water Co. QSC	1,312,552	5,842,604
	Qatar Fuel QSC	994,215	4,184,044
	Qatar Gas Transport Co. Ltd.	10,993,290	12,917,545
	Qatar Industrial Manufacturing Co. QSC	751,179	525,284
	Qatar Insurance Co. SAQ	3,454,738	2,055,962
	Qatar International Islamic Bank QSC	2,009,687	5,785,668
	Qatar Islamic Bank QPSC	1,687,213	9,487,363
	Qatar Islamic Insurance Group	261,399	608,933

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	13,164,893	$62,659,048
	Qatar National Cement Co. QSC	1,477,876	1,491,833
	Qatar Navigation QSC	2,473,630	7,772,771
	QLM Life & Medical Insurance Co. WLL	179,921	101,312
	Salam International Investment Ltd. QSC	7,559,090	1,447,592
	United Development Co. QSC	13,104,840	4,112,051
	Vodafone Qatar QSC	17,306,239	8,840,760
*	Widam Food Co.	504,711	350,442
	Zad Holding Co.	96,610	364,605

TOTAL QATAR			208,286,590

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	604,713	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	108	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0

		Shares	Value»
SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,525,313	$1,157,150
	Abdullah Al Othaim Markets Co.	3,026,390	9,505,678
	ACWA Power Co.	108,846	13,308,326
*	Advanced Petrochemical Co.	492,621	4,767,268
	Al Babtain Power & Telecommunication Co.	369,351	4,390,414
	Al Hammadi Holding	416,676	4,420,377
*	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,555,375
	Al Jouf Agricultural Development Co.	119,993	2,177,515
*	Al Jouf Cement Co.	491,066	1,323,383
*	Al Khaleej Training & Education Co.	310,280	2,219,951
*	Al Moammar Information Systems Co.	60,738	3,040,374
	Al Rajhi Bank	3,883,026	90,729,265
*	Al Rajhi Co. for Co-operative Insurance	81,212	3,866,874
*	Al Sagr Cooperative Insurance Co.	54,749	261,646
*	Al Yamamah Steel Industries Co.	222,950	1,974,625
	Alamar Foods	90,679	1,859,468
	Alandalus Property Co.	298,390	2,022,826
	Alaseel Co.	1,578,688	2,056,016
*	Al-Baha Development & Investment Co.	12,258,275	842,951
	Al-Dawaa Medical Services Co.	8,807	206,501
	Aldrees Petroleum & Transport Services Co.	325,849	11,984,057
	Al-Etihad Cooperative Insurance Co.	246,718	1,389,376
	Alinma Bank	2,988,217	22,327,069
*	AlJazira Takaful Ta’awuni Co.	367,899	1,608,969
*	AlKhorayef Water & Power Technologies Co.	75,357	3,226,409

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Allianz Saudi Fransi Cooperative Insurance Co.	206,817	$814,878
	Almarai Co. JSC	796,283	11,659,911
	Almawarid Manpower Co.	2,264	65,674
	Almunajem Foods Co.	92,535	2,864,461
*	Alujain Corp.	242,828	2,608,618
*	Amlak International Finance Co.	80,356	280,633
*	Anaam International Holding Group Co.	283,480	94,148
	Arab National Bank	1,695,357	8,526,364
*	Arabia Insurance Cooperative Co.	104,092	349,306
	Arabian Cement Co.	411,956	2,760,436
Ω	Arabian Centres Co.	742,925	4,066,465
	Arabian Contracting Services Co.	91,715	4,281,233
	Arabian Drilling Co.	86,494	2,529,773
	Arabian Internet & Communications Services Co.	84,760	5,742,104
*	Arabian Pipes Co.	41,702	1,452,279
*	Arabian Shield Cooperative Insurance Co.	208,362	1,062,854
	Arriyadh Development Co.	775,674	6,202,870
*	ARTEX Industrial Investment Co.	250,566	1,057,345
	Astra Industrial Group	241,724	11,455,995
	Ataa Educational Co.	49,025	1,002,384
	Bank AlBilad	1,814,198	17,747,654
*	Bank Al-Jazira	2,892,164	12,625,771
	Banque Saudi Fransi	849,648	7,035,713
*	Basic Chemical Industries Ltd.	131,710	1,058,283
	Bawan Co.	295,171	3,493,683
	BinDawood Holding Co.	1,139,668	2,155,510
	Bupa Arabia for Cooperative Insurance Co.	236,964	12,692,885
*	Buruj Cooperative Insurance Co.	98,691	493,019
	Catrion Catering Holding Co.	293,829	9,288,162
*	Chubb Arabia Cooperative Insurance Co.	110,642	1,469,834
	City Cement Co.	570,014	2,659,504

		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	210,906	$7,866,707
	Dallah Healthcare Co.	155,013	6,589,231
*	Dar Al Arkan Real Estate Development Co.	3,468,799	15,359,170
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	17,140,640
	East Pipes Integrated Co. for Industry	62,288	2,750,891
	Eastern Province Cement Co.	386,154	3,567,413
	Electrical Industries Co.	5,090,972	10,810,234
*	Emaar Economic City	3,271,895	7,473,770
	Etihad Etisalat Co.	2,662,404	36,657,441
*	Fitaihi Holding Group.	1,173,695	1,257,720
*	Gulf General Cooperative Insurance Co.	18,376	53,531
	Gulf Insurance Group	235,145	1,924,491
*	Gulf Union Cooperative Insurance Co.	313,374	1,327,908
*	Herfy Food Services Co.	173,843	1,127,317
	Jamjoom Pharmaceuticals Factory Co.	18,074	813,740
	Jarir Marketing Co.	2,217,440	7,796,561
*	Jazan Development & Investment Co.	241,378	873,736
	L’Azurde Co. for Jewelry	194,447	705,456
	Leejam Sports Co. JSC	157,006	7,932,302
*	Liva Insurance Co.	121,580	545,638
*	Malath Cooperative Insurance Co.	131,200	520,704
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	362,068	2,058,848
*	Methanol Chemicals Co.	209,977	964,519
*	Middle East Healthcare Co.	292,858	5,621,913

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Paper Co.	291,268	$3,088,652
*	Middle East Specialized Cables Co.	170,077	1,777,029
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	14,866,107
	Mouwasat Medical Services Co.	323,938	8,091,974
	Nahdi Medical Co.	128,123	4,204,954
*	Najran Cement Co.	679,640	1,656,329
*	Nama Chemicals Co.	61,281	415,467
*	Naseej International Trading Co.	23,105	465,924
*	National Agriculture Development Co.	1,104,538	7,782,754
	National Co. for Glass Industries	135,051	1,956,975
	National Co. for Learning & Education	54,466	3,177,969
	National Gas & Industrialization Co.	175,523	5,071,705
*	National Gypsum	126,443	764,776
*	National Industrialization Co., Class C	2,583,471	7,335,935
	National Medical Care Co.	108,219	5,492,147
	Nayifat Finance Co.	176,687	688,459
	Northern Region Cement Co.	796,369	1,902,792
*	Perfect Presentation For Commercial Services Co.	272,685	1,077,355
	Power & Water Utility Co. for Jubail & Yanbu	40,707	635,568
	Qassim Cement Co .	323,398	4,500,481
*	Rabigh Refining & Petrochemical Co.	1,429,900	3,101,477
	Retal Urban Development Co.	1,020,111	3,933,614
	Riyad Bank	3,508,261	23,979,798
	Riyadh Cables Group Co.	97,597	2,648,639
	Riyadh Cement Co.	104,450	783,221
	SABIC Agri-Nutrients Co.	733,229	22,176,717

		Shares	Value»
SAUDI ARABIA — (Continued)
	Sahara International Petrochemical Co.	1,354,253	$9,469,633
*	Saudi Arabian Amiantit Co.	108,909	998,725
*	Saudi Arabian Mining Co.	2,152,193	32,220,117
Ω	Saudi Arabian Oil Co.	7,128,979	51,207,851
	Saudi Aramco Base Oil Co.	122,217	3,803,686
	Saudi Automotive Services Co.	283,754	6,105,091
	Saudi Awwal Bank	2,168,967	19,523,563
	Saudi Basic Industries Corp.	1,250,991	24,200,482
	Saudi Cement Co.	534,243	5,713,052
*	Saudi Ceramic Co.	483,377	4,184,162
	Saudi Chemical Co. Holding	2,395,300	7,412,406
	Saudi Electricity Co.	1,711,901	7,458,711
*	Saudi Ground Services Co.	120,041	1,689,168
	Saudi Industrial Investment Group	1,101,554	5,218,561
	Saudi Investment Bank	1,535,103	5,380,760
*	Saudi Kayan Petrochemical Co.	3,869,922	8,000,644
*	Saudi Marketing Co.	125,174	741,239
	Saudi National Bank	5,154,964	45,316,898
	Saudi Paper Manufacturing Co.	124,577	2,256,826
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,825,189
*	Saudi Printing & Packaging Co., Class C	131,139	472,572
*	Saudi Public Transport Co.	613,746	3,595,438
*	Saudi Real Estate Co.	898,471	6,137,532
*	Saudi Reinsurance Co.	400,908	3,957,247
*	Saudi Research & Media Group	199,712	15,835,680
	Saudi Steel Pipe Co.	109,845	2,079,256
	Saudi Tadawul Group Holding Co.	61,228	3,876,520
	Saudi Telecom Co.	6,118,051	68,664,380
	Saudia Dairy & Foodstuff Co.	87,353	8,339,874

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Savola Group	2,840,458	$19,442,172
*	Scientific & Medical Equipment House Co.	83,234	1,216,182
*	Seera Group Holding.	1,253,251	7,645,883
*	Shams	834,057	209,992
*	SHL Finance Co.	84,773	363,177
*	Sinad Holding Co.	546,281	2,075,997
	Southern Province Cement Co.	370,813	3,266,467
	Sumou Real Estate Co.	10,692	113,391
	Sustained Infrastructure Holding Co.	403,393	3,241,382
*	Tabuk Agriculture	61,545	268,908
	Tabuk Cement Co.	339,115	1,114,438
	Taiba Investments Co.	142,256	1,707,148
*	Takween Advanced Industries Co.	191,482	591,471
	Tanmiah Food Co.	32,074	1,157,428
	Theeb Rent A Car Co.	116,854	2,418,553
*	Umm Al-Qura Cement Co.	306,351	1,426,218
	United Electronics Co.	294,370	7,888,166
	United International Transportation Co.	312,389	7,155,666
	United Wire Factories Co.	104,001	855,961
*	Walaa Cooperative Insurance Co.	378,390	2,225,976
*	Wataniya Insurance Co.	152,870	1,120,709
	Yamama Cement Co.	804,122	6,845,540
	Yanbu Cement Co.	511,951	3,136,452
	Yanbu National Petrochemical Co.	631,545	6,679,273
	Zahrat Al Waha For Trading Co., Class C	62,130	560,003
*	Zamil Industrial Investment Co.	242,357	1,788,911

TOTAL SAUDI ARABIA			1,046,337,038

SOUTH AFRICA — (3.2%)
	Absa Group Ltd.	3,081,380	29,530,824
	Adcock Ingram Holdings Ltd.	524,181	2,056,278
	Advtech Ltd.	4,509,029	8,007,998

		Shares	Value»
SOUTH AFRICA — (Continued)
	AECI Ltd.	944,008	$5,169,281
	African Rainbow Minerals Ltd.	862,026	8,679,393
#	Afrimat Ltd.	511,363	1,931,062
	Alexander Forbes Group Holdings Ltd.	1,456,217	596,769
	Altron Ltd., Class A	390,373	409,995
	Anglo American Platinum Ltd.	179,740	7,065,111
#	Anglogold Ashanti PLC (AU US)	501,755	13,948,789
	Aspen Pharmacare Holdings Ltd.	945,638	9,606,781
*	Astral Foods Ltd.	342,552	3,361,023
#	AVI Ltd.	2,477,625	15,536,425
	Barloworld Ltd.	1,790,170	8,431,355
	Bid Corp. Ltd.	605,239	14,269,817
	Bidvest Group Ltd.	1,135,276	18,371,181
*	Blue Label Telecoms Ltd.	3,665,341	1,152,399
#*	Brait PLC	12,574,657	1,159,843
	Capitec Bank Holdings Ltd.	109,530	19,786,682
	Cashbuild Ltd.	151,042	1,500,603
	Caxton & CTP Publishers & Printers Ltd.	47,312	33,251
	City Lodge Hotels Ltd.	1,661,297	450,308
	Clicks Group Ltd.	998,063	21,357,247
	Coronation Fund Managers Ltd.	1,345,649	3,061,787
	Curro Holdings Ltd.	677,529	489,615
	DataTec Ltd.	3,967,161	9,073,631
Ω	Dis-Chem Pharmacies Ltd.	2,271,660	4,668,121
	Discovery Ltd.	1,421,306	14,574,718
#	DRDGOLD Ltd. (DRD SJ)	1,480,774	1,807,863
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	50,071	605,358
	Exxaro Resources Ltd.	1,195,451	11,273,209
	Famous Brands Ltd.	454,915	1,620,930
	FirstRand Ltd.	10,402,083	45,703,571
	Foschini Group Ltd.	2,882,188	25,176,090
#	Gold Fields Ltd. (GFI US), Sponsored ADR	2,593,827	42,746,269
	Grindrod Ltd.	4,555,902	3,644,296
	Harmony Gold Mining Co. Ltd. (HAR SJ)	608,097	6,597,472

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,714,550	$40,265,722
	Hudaco Industries Ltd.	251,026	2,868,129
*	Impala Platinum Holdings Ltd.	2,588,237	17,083,734
	Investec Ltd.	1,164,749	9,097,044
	Italtile Ltd.	1,027,943	763,961
	JSE Ltd.	536,046	3,810,938
*	KAP Ltd.	15,169,686	2,833,367
	Kumba Iron Ore Ltd.	222,284	4,209,537
	Lewis Group Ltd.	1,010,427	4,087,347
	Life Healthcare Group Holdings Ltd.	10,008,614	9,076,558
	Merafe Resources Ltd.	9,161,504	749,159
#*	Metair Investments Ltd.	1,692,660	1,029,650
	Momentum Group Ltd.	13,074,929	21,327,835
#	Motus Holdings Ltd.	1,447,376	9,692,389
	Mpact Ltd.	1,397,429	2,327,430
	Mr. Price Group Ltd.	1,669,260	24,349,207
	MTN Group Ltd.	7,064,571	35,086,513
*	MultiChoice Group	1,843,837	11,631,760
*	Nampak Ltd.	1,042	26,968
	Naspers Ltd., Class N	81,051	19,156,195
	Nedbank Group Ltd.	1,456,974	24,694,901
	NEPI Rockcastle NV	1,602,186	12,533,371
	Netcare Ltd.	9,373,406	7,884,422
	Ninety One Ltd.	1,720,990	3,675,536
	Northam Platinum Holdings Ltd.	1,595,287	11,802,692
	Oceana Group Ltd.	711,632	2,748,704
	Old Mutual Ltd. (OMU SJ)	21,211,182	14,642,077
	Omnia Holdings Ltd.	1,463,439	5,584,266
	OUTsurance Group Ltd.	783,576	2,682,306
Ω	Pepkor Holdings Ltd.	7,426,565	9,640,224
#*	Pick n Pay Stores Ltd.	3,888,517	5,610,352
	PPC Ltd.	9,738,883	2,172,674
	PSG Financial Services Ltd.	2,418,925	2,567,024
*	Rainbow Chicken	234,589	45,627
	Raubex Group Ltd.	1,626,222	4,421,808
*	RCL Foods Ltd.	234,589	121,183
	Reunert Ltd.	1,433,452	6,549,425
	RFG Holdings Ltd.	538,736	517,477
	Sanlam Ltd.	2,528,768	12,600,069

		Shares	Value»
SOUTH AFRICA — (Continued)
	Santam Ltd.	282,456	$5,959,902
	Sappi Ltd.	5,208,773	14,013,740
	Sasol Ltd. (SOL SJ)	1,226,575	6,893,987
#	Sasol Ltd. (SSL US), Sponsored ADR	508,321	2,902,513
	Shoprite Holdings Ltd.	1,440,819	24,883,520
#	Sibanye Stillwater Ltd. (SBSW US), ADR	991,853	4,631,955
#*	Sibanye Stillwater Ltd. (SSW SJ)	12,835,213	14,963,908
	Southern Sun Ltd.	1,069,793	507,830
*	SPAR Group Ltd.	1,093,465	7,893,809
	Spur Corp. Ltd.	566,109	1,115,374
	Stadio Holdings Ltd.	205,049	74,888
	Standard Bank Group Ltd.	2,817,616	38,791,584
	Sun International Ltd.	1,399,460	3,608,405
	Super Group Ltd.	3,650,624	4,651,006
*	Telkom SA SOC Ltd.	2,611,792	4,028,828
	Thungela Resources Ltd. (TGA SJ)	505,466	3,645,640
	Tiger Brands Ltd.	910,027	12,252,955
#*	Transaction Capital Ltd.	2,711,887	445,250
*	Trencor Ltd.	752,676	320,487
	Truworths International Ltd.	2,555,509	16,272,511
	Tsogo Sun Ltd.	2,962,927	2,079,044
	Vodacom Group Ltd.	1,561,780	9,777,822
*	We Buy Cars Pty. Ltd.	696,881	1,428,983
	Wilson Bayly Holmes-Ovcon Ltd.	487,521	5,949,018
	Woolworths Holdings Ltd.	3,805,936	14,111,373
	Zeda Ltd.	1,953,039	1,606,143

TOTAL SOUTH AFRICA			916,233,401

SOUTH KOREA — (10.0%)
*	3S Korea Co. Ltd.	87,684	133,265
††	ABco Electronics Co. Ltd.	38,148	143,107
	Able C&C Co. Ltd.	14,696	76,276
	ABOV Semiconductor Co. Ltd.	18,673	129,356
#*	Abpro Bio Co. Ltd.	780,310	303,599
*	ADTechnology Co. Ltd.	26,899	343,726

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Nano Products Co. Ltd.	12,078	$753,155
#	Advanced Process Systems Corp.	95,359	1,218,606
	Aekyung Chemical Co. Ltd.	108,169	814,638
	Aekyung Industrial Co. Ltd.	65,007	746,978
*	Agabang&Company	175,621	569,428
#	Ahnlab, Inc.	30,167	1,294,839
*	Air Busan Co. Ltd.	239,673	412,855
	AJ Networks Co. Ltd.	38,284	134,796
	Ajin Industrial Co. Ltd.	283,426	553,442
	AK Holdings, Inc.	29,430	265,768
*	Alteogen, Inc.	31,831	8,618,031
*	ALUKO Co. Ltd.	451,875	752,246
*	Amicogen, Inc.	89,576	304,847
*	Aminologics Co. Ltd.	122,330	106,228
*	Amo Greentech Co. Ltd.	45,108	224,323
	Amorepacific Corp.	30,653	2,587,307
	AMOREPACIFIC Group	86,651	1,396,355
*	Amotech Co. Ltd.	61,767	176,313
*	Anam Electronics Co. Ltd.	357,028	327,251
#*	Ananti, Inc.	521,896	1,926,086
*	Anapass, Inc.	21,354	288,489
*	Anterogen Co. Ltd.	23,761	260,698
*	Apact Co. Ltd.	68,108	138,633
	Aplus Asset Advisor Co. Ltd.	9,766	30,415
*	Aprogen Biologics	245,425	143,364
*	Aprogen, Inc.	347,100	267,812
*	APS, Inc.	68,815	311,025
*	Aroot Co. Ltd.	130,852	117,295
	Asia Cement Co. Ltd.	140,025	1,085,812
	ASIA Holdings Co. Ltd.	6,687	1,225,381
	Asia Pacific Satellite, Inc.	20,034	167,237
	Asia Paper Manufacturing Co. Ltd.	204,961	1,200,982
*	Asiana Airlines, Inc.	65,155	474,758
*	ASTORY Co. Ltd.	11,969	60,378
	Atec Co. Ltd.	28,831	349,409
#	Atinum Investment Co. Ltd.	271,641	501,805
	ATON, Inc.	42,480	127,673
	Autech Corp.	39,895	103,663

		Shares	Value»
SOUTH KOREA — (Continued)
	Avaco Co. Ltd.	36,413	$410,001
	Avatec Co. Ltd.	20,074	162,774
	Baiksan Co. Ltd.	100,615	953,202
*	Beno Tnr, Inc.	82,679	228,444
	BGF Co. Ltd.	229,686	597,856
	BGF retail Co. Ltd.	33,806	2,828,552
	BGFecomaterials Co. Ltd.	97,022	236,927
#	BH Co. Ltd.	251,024	3,000,338
*	BHI Co. Ltd.	83,532	680,303
	Binggrae Co. Ltd.	46,926	2,136,200
	Bio Plus Co. Ltd.	190,704	730,443
*	Biodyne Co. Ltd.	76,846	1,144,361
*	Bioneer Corp.	55,914	960,904
	BioNote, Inc.	12,792	43,499
*	BioSmart Co. Ltd.	52,447	138,797
*	Biotoxtech Co. Ltd.	25,706	79,324
	BIT Computer Co. Ltd.	53,851	191,238
	Bixolon Co. Ltd.	15,244	47,779
#*	BNC Korea Co. Ltd.	152,347	527,542
	BNK Financial Group, Inc.	1,073,009	7,316,891
	Boditech Med, Inc.	83,307	942,334
*	Bohae Brewery Co. Ltd.	405,514	124,183
	BoKwang Industry Co. Ltd.	73,134	205,109
	Bookook Securities Co. Ltd.	9,766	197,784
	Boryung	208,037	1,669,439
*	Bosung Power Technology Co. Ltd.	113,423	245,814
	Brand X Co. Ltd.	77,703	466,211
*	Bubang Co. Ltd.	48,334	61,375
*††	Bucket Studio Co. Ltd.	176,492	27,625
#*	Bukwang Pharmaceutical Co. Ltd.	108,715	381,631
*	Bumhan Fuel Cell Co. Ltd.	6,524	67,076
	BYC Co. Ltd.	7,010	164,672
	Byucksan Corp.	325,461	468,298
*	C&C International Corp.	17,848	858,836
	C&G Hi Tech Co. Ltd.	21,405	193,145
*	Cafe24 Corp.	74,763	1,291,741
*	CammSys Corp.	313,805	240,703
	Camus Engineering & Construction, Inc.	152,240	143,561

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cape Industries Ltd.	123,700	$429,576
	Caregen Co. Ltd.	82,862	1,012,195
#*	Celltrion Pharm, Inc.	15,500	693,200
	Celltrion, Inc.	202,139	26,578,025
*	Chabiotech Co. Ltd.	60,535	752,321
	Changhae Ethanol Co. Ltd.	22,808	154,137
	Cheil Worldwide, Inc.	359,176	4,790,171
	Chemtronics Co. Ltd.	80,307	1,124,124
*	Chemtros Co. Ltd.	49,361	165,842
	Cheryong Electric Co. Ltd.	60,381	2,280,372
*	ChinHung International, Inc.	332,752	179,296
	Chinyang Holdings Corp.	117,186	269,709
*	Chips&Media, Inc.	46,530	463,079
*	Choa Pharmaceutical Co.	62,267	58,629
*	Choil Aluminum Co. Ltd.	339,347	403,676
	Chong Kun Dang Pharmaceutical Corp.	44,576	3,303,920
	Chongkundang Holdings Corp.	19,527	786,708
	Choong Ang Vaccine Laboratory	20,312	155,554
*††	Chorokbaem Media Co. Ltd.	85,628	62,856
#*	Chunbo Co. Ltd.	7,834	313,626
*	CJ Bioscience, Inc.	7,945	62,598
*	CJ CGV Co. Ltd.	469,443	1,908,338
	CJ CheilJedang Corp.	49,916	9,876,230
	CJ Corp.	87,449	6,483,126
*	CJ ENM Co. Ltd.	92,671	4,211,338
	CJ Freshway Corp.	57,052	730,093
	CJ Logistics Corp.	48,611	3,081,981
*	CJ Seafood Corp.	77,976	179,332
*	CKD Bio Corp.	21,707	400,321
	Classys, Inc.	64,487	2,353,053
	CLIO Cosmetics Co. Ltd.	21,177	337,372
*	CMG Pharmaceutical Co. Ltd.	291,151	439,199
*	CoAsia Corp.	29,968	98,688
*	Com2uS Holdings Corp.	28,251	476,569
	Com2uSCorp.	58,383	1,828,840
*	Comtec Systems Co. Ltd.	211,665	85,144
*	ContentreeJoongAng Corp.	25,991	170,966

		Shares	Value»
SOUTH KOREA — (Continued)
#	Coocon Corp.	11,877	$114,708
*	Coreana Cosmetics Co. Ltd.	51,965	94,736
*	Corentec Co. Ltd.	23,699	105,981
	Cosmax, Inc.	56,237	6,122,798
*	Cosmecca Korea Co. Ltd.	36,441	2,077,974
*	CosmoAM&T Co. Ltd.	45,201	3,353,679
#*	Cosmochemical Co. Ltd.	58,291	896,076
	Coway Co. Ltd.	35,188	1,607,636
#	COWELL FASHION Co. Ltd.	105,470	173,082
	Cowintech Co. Ltd.	37,642	375,706
	CR Holdings Co. Ltd.	100,156	412,640
#	Creas F&C Co. Ltd.	36,950	175,154
#*	Creative & Innovative System	224,482	1,415,364
	Creverse, Inc.	25,943	298,557
*	CrystalGenomics Invites Co. Ltd.	147,965	266,824
*	CS Bearing Co. Ltd.	26,378	104,380
	CS Wind Corp.	76,100	3,203,564
*	CTC BIO, Inc.	33,326	187,958
*	Cube Entertainment, Inc.	24,558	230,229
	Cuckoo Holdings Co. Ltd.	56,781	999,732
	Cuckoo Homesys Co. Ltd.	64,255	1,032,041
	Cymechs, Inc.	40,615	320,034
*	D&C Media Co. Ltd.	4,718	61,120
	D.I Corp.	108,389	1,411,837
*	DA Technology Co. Ltd.	544,765	80,136
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	416,128
	Dae Hyun Co. Ltd.	135,654	199,274
	Dae Won Kang Up Co. Ltd.	308,639	880,362
*††	Dae Yu Co. Ltd.	20,309	6,343
*	Daea TI Co. Ltd.	144,672	278,439
*	Daebo Magnetic Co. Ltd.	9,206	107,838
#	Daebongls Co. Ltd.	29,738	365,389
*	Daechang Co. Ltd.	362,343	325,186
	Daechang Forging Co. Ltd.	93,269	342,023
	Daedong Corp.	138,130	826,917
	Daeduck Co. Ltd.	156,659	703,859

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daeduck Electronics Co. Ltd.	212,388	$2,610,273
	Daehan Flour Mill Co. Ltd.	7,396	711,263
	Daehan New Pharm Co. Ltd.	62,436	351,119
	Daehan Steel Co. Ltd.	90,315	871,693
*	Daeho AL Co. Ltd.	12,818	10,499
*	Dae-Il Corp.	192,341	507,584
*	Daejoo Electronic Materials Co. Ltd.	24,437	1,894,522
	Daejung Chemicals & Metals Co. Ltd.	4,361	44,566
	Daeryuk Can Co. Ltd.	73,845	218,033
	Daesang Corp.	204,388	3,042,854
	Daesang Holdings Co. Ltd.	126,994	805,135
	Daesung Energy Co. Ltd.	52,771	352,075
*	Daesung Industrial Co. Ltd.	151,174	377,137
*	Daesung Private Equity, Inc.	23,583	25,197
*	Daewon Cable Co. Ltd.	258,520	511,373
	Daewon Media Co. Ltd.	40,281	233,823
	Daewon Pharmaceutical Co. Ltd.	116,205	1,203,905
	Daewon San Up Co. Ltd.	82,221	353,859
*	Daewoo Engineering & Construction Co. Ltd.	1,595,553	4,068,428
	Daewoong Co. Ltd.	129,836	2,433,625
	Daewoong Pharmaceutical Co. Ltd.	24,471	2,807,581
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	39,773	723,471
	Daishin Securities Co. Ltd.	251,710	3,129,437
#*	Danal Co. Ltd.	325,580	740,399
#	Daol Investment & Securities Co. Ltd.	309,984	627,322
#	Daou Data Corp.	142,764	1,128,302

		Shares	Value»
SOUTH KOREA — (Continued)
	Daou Technology, Inc.	232,303	$3,075,380
*	Dasan Networks, Inc.	199,998	493,617
#*	Dawonsys Co. Ltd.	87,087	698,146
	DB Financial Investment Co. Ltd.	254,025	992,804
	DB HiTek Co. Ltd.	219,495	6,108,919
	DB Insurance Co. Ltd.	288,688	22,754,123
*	DB, Inc.	776,991	900,254
	DCM Corp.	26,523	225,293
#*	Dear U Co. Ltd.	41,697	989,885
*	Dentis Co. Ltd.	13,365	68,338
	Dentium Co. Ltd.	36,685	2,082,725
	Deutsch Motors, Inc.	148,616	499,073
	Device ENG Co. Ltd.	31,223	295,284
*	Dexter Studios Co. Ltd.	55,964	301,902
	DGB Financial Group, Inc.	1,130,051	6,667,897
	DI Dong Il Corp.	89,140	2,487,394
	Digital Daesung Co. Ltd.	115,739	618,674
*	DIO Corp.	29,410	354,658
	DIT Corp.	9,072	90,823
*	DK Tech Co. Ltd.	38,335	227,154
	DL E&C Co. Ltd.	236,009	5,278,240
	DL Holdings Co. Ltd.	82,486	2,441,387
*††	DMOA Co. Ltd.	11,612	33,112
	DMS Co. Ltd.	141,289	561,268
	DN Automotive Corp.	119,533	1,661,853
	DNF Co. Ltd.	27,757	209,657
	Dohwa Engineering Co. Ltd.	77,957	375,727
	Dong-A Hwasung Co. Ltd.	16,108	76,647
	Dong-A Socio Holdings Co. Ltd.	24,128	2,167,309
	Dong-A ST Co. Ltd.	22,998	1,272,495
	Dongbang Transport Logistics Co. Ltd.	343,315	569,668
	Dongbu Corp.	79,852	231,916
	Dongil Industries Co. Ltd.	9,770	280,843
#	Dongjin Semichem Co. Ltd.	174,976	3,372,965
	Dongkoo Bio & Pharma Co. Ltd.	86,819	336,921
	DongKook Pharmaceutical Co. Ltd.	161,037	2,089,634

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk CM Co. Ltd.	97,921	$453,423
#	Dongkuk Holdings Co. Ltd.	115,213	655,914
	Dongkuk Industries Co. Ltd.	235,708	1,144,233
	Dongkuk Steel Mill Co. Ltd.	251,916	1,587,479
*	Dongkuk Structures & Construction Co. Ltd.	164,580	298,684
	Dongsuh Cos., Inc.	63,154	1,214,699
	Dongsung Chemical Co. Ltd.	261,524	814,176
	Dongsung Finetec Co. Ltd.	95,213	756,131
*	Dongsung Pharmaceutical Co. Ltd.	21,659	69,671
#*	Dongwha Enterprise Co. Ltd.	56,722	447,021
	Dongwha Pharm Co. Ltd.	142,927	776,592
	Dongwon Development Co. Ltd.	290,298	531,788
#	Dongwon F&B Co. Ltd.	59,370	1,361,604
	Dongwon Metal Co. Ltd.	129,632	120,060
	Dongwon Systems Corp.	31,909	1,165,352
	Dongwoon Anatech Co. Ltd.	82,264	1,287,952
	Dongyang E&P, Inc.	47,505	645,533
*	Dongyang Steel Pipe Co. Ltd.	319,699	168,852
	Doosan Bobcat, Inc .	293,722	7,908,529
#	Doosan Co. Ltd.	44,583	6,379,337
*	Doosan Enerbility Co. Ltd.	954,007	13,707,121
#*	Doosan Fuel Cell Co. Ltd.	84,174	1,054,793
#	Doosan Tesna, Inc.	67,262	1,439,353
	DoubleUGames Co. Ltd.	100,700	3,871,852
	Douzone Bizon Co. Ltd.	85,018	3,624,951
*	Dream Security Co. Ltd.	205,854	507,875
	Dreamtech Co. Ltd.	224,122	1,363,511
	Drgem Corp.	8,888	43,318
*	DRTECH Corp.	86,895	192,518

		Shares	Value»
SOUTH KOREA — (Continued)
	DSC Investment, Inc.	27,493	$56,346
*	DSK Co. Ltd.	62,900	224,367
	Duck Yang Industry Co. Ltd.	110,718	266,947
#*	Duk San Neolux Co. Ltd.	48,214	950,843
*	Duksan Hi-Metal Co. Ltd.	104,141	344,021
*	Duksan Techopia Co. Ltd.	14,836	401,374
	Dukshinepc Co. Ltd.	68,543	72,685
	Duksung Co. Ltd.	55,282	264,667
	DY Corp.	139,086	464,770
	DY POWER Corp.	58,525	518,996
*	Dynamic Design Co. Ltd.	23,148	46,564
	DYPNF Co. Ltd.	10,700	78,031
*††	E Investment&Development Co. Ltd.	198,639	37,569
	E1 Corp.	5,444	293,098
	Eagon Industrial Ltd.	184	655
	Easy Bio, Inc.	144,848	366,152
	Easy Holdings Co. Ltd.	269,485	505,613
*	Echo Marketing, Inc.	90,966	691,902
	Ecoplastic Corp.	291,571	592,504
#*	Ecopro BM Co. Ltd.	81,592	9,957,100
#*	Ecopro Co. Ltd.	98,562	5,587,372
	Ecopro HN Co. Ltd.	40,972	1,375,790
	e-Credible Co. Ltd.	17,635	162,477
*††	Ehwa Technologies Information Co. Ltd.	397,669	48,700
	Elensys Co. Ltd.	45,557	168,089
	Elentec Co. Ltd.	114,585	448,750
	E-MART, Inc.	68,392	3,218,854
*	EMKOREA Co. Ltd.	119,651	181,066
*	EMRO, Inc.	22,884	860,223
#	EM-Tech Co. Ltd.	55,505	991,872
*	Enchem Co. Ltd.	8,658	1,080,270
	ENF Technology Co. Ltd.	86,961	1,006,503
*	Envioneer Co. Ltd.	2,515	33,718
*	Enzychem Lifesciences Corp.	399,336	409,101
	Eo Technics Co. Ltd.	12,374	1,500,593
*††	E-TRON Co. Ltd.	1,461,912	39,726
*	Eubiologics Co. Ltd.	87,498	972,959
#	Eugene Corp.	341,655	843,634
	Eugene Investment & Securities Co. Ltd.	520,930	1,484,165

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Eugene Technology Co. Ltd.	47,724	$1,274,467
	Eusu Holdings Co. Ltd.	87,518	324,200
*	Eutilex Co. Ltd.	65,234	108,873
*	EV Advanced Material Co. Ltd.	174,619	262,032
*	Everybot, Inc.	8,856	99,529
*	E-World	289,533	359,722
*	Exem Co. Ltd.	146,942	182,400
	Exicon Co. Ltd.	25,178	222,047
*	Eyegene, Inc.	18,179	37,970
	F&F Co. Ltd.	72,285	3,255,647
	F&F Holdings Co. Ltd.	18,853	183,981
	FarmStory Co. Ltd.	430,884	405,898
#	Fila Holdings Corp.	213,345	6,157,504
*	Fine M-Tec Co. Ltd.	109,556	462,376
#	Fine Semitech Corp.	41,333	550,615
*	Firstec Co. Ltd.	71,326	165,003
*††	Flask Co. Ltd.	108,978	23,375
#*	Foosung Co. Ltd.	242,784	1,093,877
*	FSN Co. Ltd.	14,926	23,952
	Fursys, Inc.	12,961	392,657
	Gabia, Inc.	59,622	581,309
*	GAEASOFT	75,266	508,145
	Galaxia Moneytree Co. Ltd.	46,249	283,037
*	GAMSUNG Corp. Co. Ltd.	335,408	880,310
*	Gaon Cable Co. Ltd.	24,046	652,375
	GC Cell Corp.	43,621	1,095,347
*	GeneOne Life Science, Inc.	290,898	525,599
*	Genexine, Inc.	159,641	840,680
*	Genie Music Corp.	76,761	136,517
	Genohco, Inc.	6,154	72,170
*	Genome & Co.	30,882	79,668
	Genoray Co. Ltd.	26,427	113,881
	Geumhwa PSC Co. Ltd.	18,278	363,563
*	Giantstep, Inc.	21,854	103,050
*	Gigalane Co. Ltd.	129,846	64,878
	Global Standard Technology Co. Ltd.	137,330	1,504,101
*	Global Tax Free Co. Ltd.	160,848	464,556
*	GnBS eco Co. Ltd.	47,519	111,782
	GnCenergy Co. Ltd.	26,203	95,448
	GOLFZON Co. Ltd.	39,096	1,826,309
	Golfzon Newdin Holdings Co. Ltd.	164,073	448,925
	Gradiant Corp.	63,716	553,959

		Shares	Value»
SOUTH KOREA — (Continued)
#	Grand Korea Leisure Co. Ltd.	180,932	$1,494,790
	Green Chemical Co. Ltd.	47,001	193,511
	Green Cross Corp.	28,291	3,316,097
	Green Cross Holdings Corp.	133,170	1,577,232
	Green Cross Wellbeing Corp.	33,306	265,704
*††	Green Pine Tree Co. Ltd.	5,152	1,400
*	Green Plus Co. Ltd.	10,868	72,304
*	GS Engineering & Construction Corp.	459,639	5,901,325
	GS Global Corp.	395,226	889,243
	GS Holdings Corp. (078930 KS)	343,205	10,222,731
	GS Retail Co. Ltd.	254,095	3,978,329
	Gwangju Shinsegae Co. Ltd.	22,418	482,406
	HAESUNG DS Co. Ltd.	85,643	1,637,810
	Haesung Industrial Co. Ltd.	90,158	435,958
	Haitai Confectionery & Foods Co. Ltd.	19,051	81,208
	Han Kuk Carbon Co. Ltd.	195,960	1,535,699
	Hana Financial Group, Inc.	1,120,092	48,325,785
#	Hana Materials, Inc.	44,278	943,778
#	Hana Micron, Inc.	308,274	2,486,274
	Hana Pharm Co. Ltd.	48,413	390,194
*	Hana Technology Co. Ltd.	7,500	152,579
	Hana Tour Service, Inc.	61,712	2,189,506
*	Hanall Biopharma Co. Ltd.	20,039	635,267
*	Hancom WITH, Inc.	12,905	23,637
	Hancom, Inc.	96,877	1,320,173
	Handok, Inc.	61,525	616,305
	Handsome Co. Ltd.	97,443	1,096,041
	Hanil Cement Co. Ltd.	167,873	1,717,933
	Hanil Feed Co. Ltd.	197,544	585,826
	Hanil Holdings Co. Ltd.	90,780	917,012
	Hanil Hyundai Cement Co. Ltd.	21,396	213,117

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	$54,343
	Hanjin Kal Corp.	12,473	761,289
	Hanjin Transportation Co. Ltd.	64,066	886,943
*	Hankook Cosmetics Co. Ltd.	19,557	92,508
	Hankook Cosmetics Manufacturing Co. Ltd.	1,835	97,480
	Hankook Shell Oil Co. Ltd.	3,721	872,310
	Hankook Tire & Technology Co. Ltd.	395,531	10,073,604
	Hanmi Pharm Co. Ltd.	22,090	5,099,066
	Hanmi Science Co. Ltd.	29,314	1,008,240
	Hanmi Semiconductor Co. Ltd.	78,690	5,119,393
	HanmiGlobal Co. Ltd.	71,132	747,624
	Hannong Chemicals, Inc.	23,594	294,279
	Hanon Systems	828,839	2,366,669
*	Hans Biomed Corp.	1,182	7,029
	Hansae Co. Ltd.	112,613	1,249,767
	Hansae Yes24 Holdings Co. Ltd.	85,676	306,035
	Hanshin Construction Co. Ltd.	32,542	158,500
	Hanshin Machinery Co.	79,929	192,306
	Hansol Chemical Co. Ltd.	43,603	3,953,115
	Hansol Holdings Co. Ltd.	240,322	400,969
*	Hansol HomeDeco Co. Ltd.	390,369	194,596
*	Hansol IONES Co. Ltd.	98,993	480,448
	Hansol Logistics Co. Ltd.	30,764	50,204
	Hansol Paper Co. Ltd.	136,108	922,350
	Hansol Technics Co. Ltd.	228,101	716,847
#	Hanssem Co. Ltd.	20,204	775,378

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hansung Cleantech Co. Ltd.	61,437	$87,897
	Hanwha Aerospace Co. Ltd.	76,708	20,296,425
*	Hanwha Engine	138,493	1,421,170
	Hanwha General Insurance Co. Ltd.	331,861	1,146,915
*	Hanwha Industrial Solutions Co. Ltd.	84,967	2,604,423
*	Hanwha Investment & Securities Co. Ltd.	827,794	2,117,999
	Hanwha Life Insurance Co. Ltd.	1,686,286	3,597,788
*	Hanwha Ocean Co. Ltd.	47,577	915,732
	Hanwha Solutions Corp.	421,457	6,472,048
	Hanwha Systems Co. Ltd.	150,787	1,980,877
*	Hanyang Digitech Co. Ltd.	28,484	243,648
	Hanyang Eng Co. Ltd.	91,976	1,128,879
	Hanyang Securities Co. Ltd.	53,559	478,008
	Harim Co. Ltd.	564,465	1,171,863
	Harim Holdings Co. Ltd.	413,398	1,610,049
	HB SOLUTION Co. Ltd.	128,299	342,832
	HB Technology Co. Ltd.	436,573	709,102
	HD Hyundai Co. Ltd.	227,855	13,146,936
	HD Hyundai Construction Equipment Co. Ltd.	105,455	3,914,756
	HD Hyundai Electric Co. Ltd.	58,843	13,772,414
*	HD Hyundai Energy Solutions Co. Ltd.	26,642	440,717
*	HD Hyundai Heavy Industries Co. Ltd.	11,514	1,516,086
	HD Hyundai Infracore Co. Ltd.	1,256,913	6,015,689
*	HD HYUNDAI MIPO	46,862	3,706,687
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	91,710	12,134,230

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Holdings Co. Ltd.	176,861	$1,438,134
	HDC Hyundai Development Co-Engineering & Construction, Class E	270,824	3,882,122
	HDC Hyundai Engineering Plastics Co. Ltd.	53,857	149,525
	HDCLabs Co. Ltd.	14,935	86,673
*	HD-Hyundai Marine Engine	59,796	823,716
	Hecto Financial Co. Ltd.	33,140	392,609
	Hecto Innovation Co. Ltd.	60,429	541,647
	Heerim Architects & Planners	26,176	89,403
#*	Helixmith Co. Ltd.	166,050	438,136
*	Heung-A Shipping Co. Ltd.	259,566	359,469
*	Heungkuk Fire & Marine Insurance Co. Ltd.	32,337	79,044
#	HFR, Inc.	52,374	365,205
*	Hironic Co. Ltd.	11,686	57,059
#	Hite Jinro Co. Ltd.	232,217	3,560,549
	Hitejinro Holdings Co. Ltd.	58,153	412,924
*	HJ Shipbuilding & Construction Co. Ltd.	127,679	211,046
	HK inno N Corp.	89,143	3,187,810
*	HL D&I Halla Corp.	137,257	233,709
	HL Holdings Corp.	46,730	1,180,622
	HL Mando Co. Ltd.	295,489	7,718,843
*	HLB Biostep Co. Ltd.	84,267	128,789
*	HLB Life Science Co. Ltd.	184,287	1,174,113
*	HLB Therapeutics Co. Ltd.	126,221	841,040
*	HLB, Inc.	61,866	2,935,153
	HMM Co. Ltd.	612,066	7,561,746
*	Home Center Holdings Co. Ltd.	593,381	348,160
*	Homecast Co. Ltd.	104,082	201,258
#	Hotel Shilla Co. Ltd.	95,976	3,082,152
	HS Hwasung Co. Ltd.	50,409	324,063
	HS Hyosung Advanced Materials Corp.	16,158	3,099,651
#*	HS Hyosung Corp.	10,006	288,941

		Shares	Value»
SOUTH KOREA — (Continued)
	HS Industries Co. Ltd.	270,863	$834,320
#*	Hugel, Inc.	18,538	3,646,440
#*	Humasis Co. Ltd.	100,082	141,008
*	Humax Co. Ltd.	168,585	209,453
*	Humedix Co. Ltd.	34,240	753,309
#	Huons Co. Ltd.	49,802	985,958
	Huons Global Co. Ltd.	57,780	1,435,781
	Husteel Co. Ltd.	277,309	800,763
*	Huvis Corp.	129,579	250,332
	Huvitz Co. Ltd.	53,082	345,247
	Hwa Shin Co. Ltd.	162,790	1,028,455
#*	Hwail Pharm Co. Ltd.	211,966	211,979
	Hwangkum Steel & Technology Co. Ltd.	67,513	258,199
#	Hwaseung Enterprise Co. Ltd.	85,111	564,902
	HYBE Co. Ltd.	33,687	4,512,449
*	Hydro Lithium, Inc.	33,908	38,341
	Hy-Lok Corp.	63,254	1,077,787
	Hyosung Corp.	44,956	1,616,735
	Hyosung Heavy Industries Corp.	32,632	9,384,910
	Hyosung TNC Corp.	22,622	5,034,109
	HyosungITX Co. Ltd.	9,080	82,312
	Hyundai Autoever Corp.	16,644	1,610,146
	Hyundai Bioland Co. Ltd.	75,537	280,001
*	Hyundai BNG Steel Co. Ltd.	81,483	780,336
#	HYUNDAI Corp.	57,954	806,109
	Hyundai Corp. Holdings, Inc.	28,838	218,493
	Hyundai Department Store Co. Ltd.	111,597	3,793,949
	Hyundai Elevator Co. Ltd.	110,919	3,791,615
	Hyundai Engineering & Construction Co. Ltd.	285,437	5,748,753
	HYUNDAI EVERDIGM Corp.	8,126	51,068
	Hyundai Ezwel Co. Ltd.	79,309	320,577
	Hyundai Futurenet Co. Ltd.	219,812	622,633
	Hyundai GF Holdings	419,032	1,352,990
	Hyundai Glovis Co. Ltd.	193,833	17,053,864

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Green Food	65,030	$548,490
	Hyundai Home Shopping Network Corp.	19,864	684,433
*	Hyundai Livart Furniture Co. Ltd.	86,464	497,445
	Hyundai Marine & Fire Insurance Co. Ltd.	407,458	8,940,334
	Hyundai Mobis Co. Ltd.	112,622	20,241,858
	Hyundai Motor Co.	509,049	78,409,002
	Hyundai Motor Securities Co. Ltd.	137,061	869,468
	Hyundai Movex Co. Ltd.	67,760	150,448
	Hyundai Pharmaceutical Co. Ltd.	62,288	174,633
	Hyundai Rotem Co. Ltd.	236,944	10,633,067
	Hyundai Steel Co.	311,593	5,695,630
	Hyundai Wia Corp.	131,464	3,948,612
	HyVision System, Inc.	92,185	1,145,350
	i3system, Inc.	23,713	654,546
*	iA, Inc.	845,469	122,556
*	ICD Co. Ltd.	55,351	186,704
*	Icure Pharm, Inc.	103,750	171,212
	IDIS Holdings Co. Ltd.	8,252	54,228
	iFamilySC Co. Ltd.	53,116	719,609
*	Il Dong Pharmaceutical Co. Ltd.	9,108	89,189
	Iljin Diamond Co. Ltd.	28,831	252,941
	Iljin Electric Co. Ltd.	119,041	2,124,364
	Iljin Holdings Co. Ltd.	124,070	357,464
*	Iljin Hysolus Co. Ltd.	15,390	232,244
	Iljin Power Co. Ltd.	57,666	410,129
	Ilshin Spinning Co. Ltd.	114,554	664,736
*	Ilshin Stone Co. Ltd.	114,355	132,431
††	ilShinbiobase Co. Ltd.	59,803	52,696
	ILSUNG IS	22,861	261,336
	Ilyang Pharmaceutical Co. Ltd.	74,914	683,780
	iMarketKorea, Inc.	142,199	864,982
	InBody Co. Ltd.	69,008	1,216,221
	Incross Co. Ltd.	19,423	103,972

		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	1,175,053	$11,968,662
*	Infinitt Healthcare Co. Ltd.	41,470	128,013
	Innocean Worldwide, Inc.	164,389	2,353,211
	InnoWireless Co. Ltd.	27,032	337,869
	Innox Advanced Materials Co. Ltd.	112,236	1,984,136
*	Inscobee, Inc.	54,191	58,666
#*	Insun ENT Co. Ltd.	121,913	491,248
*	Insung Information Co. Ltd.	103,615	159,050
	Intellian Technologies, Inc	17,587	655,016
	Intelligent Digital Integrated Security Co. Ltd.	36,727	388,331
*	Interflex Co. Ltd.	82,072	600,060
††	Interojo Co. Ltd.	36,557	494,712
#	INTOPS Co. Ltd.	96,905	1,404,642
#	iNtRON Biotechnology, Inc.	57,427	242,492
#	Inzi Controls Co. Ltd.	73,838	341,662
#	IS Dongseo Co. Ltd.	122,712	1,785,866
	ISC Co. Ltd.	43,905	2,034,610
	i-SENS, Inc.	63,988	888,525
*	ISU Abxis Co. Ltd.	30,537	136,240
*	ISU Chemical Co. Ltd.	77,776	431,228
*	ISU Specialty Chemical	64,675	1,883,088
	IsuPetasys Co. Ltd.	220,497	5,617,269
*	ITCEN Co. Ltd.	43,295	201,658
*	ITEK, Inc.	97,485	390,695
#*	ITM Semiconductor Co. Ltd.	17,741	236,652
	It’s Hanbul Co. Ltd.	2,033	17,694
*	Jaeyoung Solutec Co. Ltd.	173,969	89,595
*	Jahwa Electronics Co. Ltd.	88,796	1,026,616
	JASTECH Ltd.	41,816	185,443
	JB Financial Group Co. Ltd.	901,377	11,693,633
	JC Chemical Co. Ltd.	65,693	222,518
	Jeil Pharmaceutical Co. Ltd.	15,455	156,876
*	Jeju Air Co. Ltd.	191,998	1,322,398
*	Jeju Semiconductor Corp.	131,007	1,122,440
*	Jin Air Co. Ltd.	119,326	967,582

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jinsung T.E.C.	88,545	$547,965
	JLS Co. Ltd.	59,182	282,806
*	JNK Global Co. Ltd.	116,036	304,039
*	JNTC Co. Ltd.	75,476	1,128,678
*	JoyCity Corp.	194,227	227,109
	JS Corp.	25,987	326,742
	Jusung Engineering Co. Ltd.	137,381	3,020,630
	JVM Co. Ltd.	33,800	503,232
	JW Holdings Corp.	202,318	438,752
	JW Life Science Corp.	59,213	467,723
	JW Pharmaceutical Corp.	76,310	1,484,459
*	JW Shinyak Corp.	43,702	44,252
	JYP Entertainment Corp.	122,093	4,294,462
	K Car Co. Ltd.	14,846	139,407
	K Ensol Co. Ltd.	39,040	439,436
	Kakao Corp.	180,498	4,804,071
#*	Kakao Games Corp.	108,616	1,388,535
	KakaoBank Corp.	174,981	2,728,013
*	Kakaopay Corp.	15,900	280,389
*	Kangdong C&L Co. Ltd.	25,327	26,669
*††	Kanglim Co. Ltd.	11,133	45,742
	Kangnam Jevisco Co. Ltd.	25,087	453,401
*	Kangstem Biotech Co. Ltd.	44,372	68,173
*	Kangwon Energy Co. Ltd.	24,872	223,234
	Kangwon Land, Inc.	276,941	3,572,193
	KAON Group Co. Ltd.	102,185	257,036
	KB Financial Group, Inc. (105560 KS)	1,155,887	75,212,168
	KB Financial Group, Inc. (KB US), ADR	379,044	24,728,831
*	KBI Metal Co. Ltd.	129,484	249,392
	KC Co. Ltd.	56,156	764,722
	KC Tech Co. Ltd.	65,012	1,672,732
	KCC Corp.	20,794	3,941,463
	KCC Glass Corp.	81,256	2,305,038
	KCI Ltd.	7,564	41,718
	KCTC	184,567	601,904
	KEC Corp.	977,054	634,251
*	Kencoa Aerospace Co.	22,268	144,654
	KEPCO Engineering & Construction Co., Inc.	12,638	624,359

		Shares	Value»
SOUTH KOREA — (Continued)
#	KEPCO Plant Service & Engineering Co. Ltd.	167,160	$5,400,957
*	KEYEAST Co. Ltd.	39,205	125,782
	KG Chemical Corp.	308,374	882,988
	KG Dongbusteel	248,214	1,223,659
	KG Eco Solution Co. Ltd.	232,913	873,943
*††	KG Mobility Co.	353,776	1,149,857
#	Kginicis Co. Ltd.	148,668	981,952
	KGMobilians Co. Ltd.	139,453	451,126
#	KH Vatec Co. Ltd.	170,209	1,135,136
	Kia Corp.	1,141,175	75,464,658
*	Kib Plug Energy	1,561,952	458,085
*	KidariStudio, Inc.	72,255	201,931
	KINX, Inc.	15,242	767,245
	KISCO Corp.	102,472	660,371
	KISCO Holdings Co. Ltd.	50,352	779,924
	KISWIRE Ltd.	67,019	930,879
#	KIWOOM Securities Co. Ltd.	87,926	8,515,219
	KL-Net Corp.	101,819	190,658
*	KMW Co. Ltd.	40,811	233,741
*	KNJ Co. Ltd.	26,799	305,855
*	KNW Co. Ltd.	8,200	23,168
*	KoBioLabs, Inc.	11,809	57,916
	Koentec Co. Ltd.	102,808	549,733
	Koh Young Technology, Inc.	168,805	1,326,632
#	Kolmar BNH Co. Ltd.	39,068	399,314
	Kolmar Holdings Co. Ltd.	100,765	512,779
	Kolmar Korea Co. Ltd.	84,600	4,301,653
	Kolon Corp.	44,406	463,568
	Kolon Enp, Inc.	90,769	371,246
	Kolon Industries, Inc.	141,855	3,325,323
*	Kolon Life Science, Inc.	8,953	121,864
	Komelon Corp.	7,669	59,194
	KoMiCo Ltd.	29,820	1,077,361
	KONA I Co. Ltd.	38,611	419,617
	Korea Aerospace Industries Ltd.	198,295	8,363,197
	Korea Airport Service Co. Ltd.	2,258	92,031
	Korea Alcohol Industrial Co. Ltd.	100,036	654,191
	Korea Arlico Pharm Co. Ltd.	5,264	14,505
	Korea Asset In Trust Co. Ltd.	482,377	1,019,210

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	75,926	$350,600
*	Korea Circuit Co. Ltd.	79,345	573,494
*	Korea District Heating Corp.	11,792	389,880
*	Korea Electric Power Corp. (015760 KS)	171,677	2,870,201
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	343,152	2,865,319
	Korea Electric Terminal Co. Ltd.	49,887	2,751,589
	Korea Electronic Certification Authority, Inc.	42,687	105,048
	Korea Electronic Power Industrial Development Co. Ltd.	74,156	677,233
	Korea Export Packaging Industrial Co. Ltd.	92,420	176,113
	Korea Fuel-Tech Corp.	140,954	511,913
*	Korea Gas Corp.	89,854	2,541,251
#*	Korea Information & Communications Co. Ltd.	79,865	466,792
	Korea Information Certificate Authority, Inc.	94,023	274,705
	Korea Investment Holdings Co. Ltd.	184,512	10,240,218
*	Korea Line Corp.	1,633,092	2,136,220
#	Korea Movenex Co. Ltd.	194,555	503,730
#	Korea Petrochemical Ind Co. Ltd.	28,152	2,188,615
	Korea Petroleum Industries Co.	55,291	639,178
	Korea Pharma Co. Ltd.	3,918	57,988
	Korea Ratings Corp.	5,444	336,122
	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	921,432
#	Korea United Pharm, Inc.	83,372	1,251,704
	Korean Air Lines Co. Ltd.	951,039	16,416,687
	Korean Reinsurance Co.	991,492	6,761,172

		Shares	Value»
SOUTH KOREA — (Continued)
	Kortek Corp.	64,017	$378,509
	Koryo Credit Information Co. Ltd.	9,684	68,168
*	KOSES Co. Ltd.	34,282	214,634
*	KPS Corp.	23,999	102,857
	KPX Chemical Co. Ltd.	14,895	507,692
*	Krafton, Inc.	60,580	14,482,862
	KSS LINE Ltd.	155,015	1,080,018
*	Kt alpha Co. Ltd.	83,504	248,747
	KT Corp. (030200 KS)	35,348	1,127,075
#*	KT Corp. (KT US), Sponsored ADR	199,398	3,136,531
	KT Skylife Co. Ltd.	196,016	712,570
	KT&G Corp.	284,097	22,567,009
	KTCS Corp.	294,867	607,620
	Ktis Corp.	105,590	202,465
	Kukbo Design Co. Ltd.	14,650	177,040
	Kukdong Oil & Chemicals Co. Ltd.	173,164	467,640
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	25,211
*	Kukje Pharma Co. Ltd.	30,774	119,634
	Kukjeon Pharmaceutical Co. Ltd.	32,907	98,162
*	Kum Yang Co. Ltd.	21,810	649,414
#*	Kumho HT, Inc.	895,534	417,728
	Kumho Petrochemical Co. Ltd.	97,324	10,021,916
*	Kumho Tire Co., Inc.	860,071	2,757,020
*	KUMHOE&C Co. Ltd.	140,791	294,223
	Kumkang Kind Co. Ltd.	154,251	456,303
	Kwang Dong Pharmaceutical Co. Ltd.	263,972	1,055,475
	Kwang Myung Electric Co. Ltd.	123,536	122,107
	KX Innovation Co. Ltd.	119,777	304,761
	Kyeryong Construction Industrial Co. Ltd.	55,964	536,705

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co. Ltd.	140,507	$543,330
	Kyochon F&B Co. Ltd.	41,621	318,419
††	Kyongbo Pharmaceutical Co. Ltd.	49,856	201,592
	Kyung Dong Navien Co. Ltd.	51,863	3,247,352
	Kyungbang Co. Ltd.	84,291	378,762
	KyungDong City Gas Co. Ltd.	16,222	221,117
	KyungDong Invest Co. Ltd.	3,317	182,027
	Kyungdong Pharm Co. Ltd.	111,825	511,660
	Kyung-In Synthetic Corp.	230,094	498,454
	L&C Bio Co. Ltd.	36,625	471,310
*	L&F Co. Ltd.	21,466	1,818,320
*	L&K Biomed Co. Ltd.	24,967	130,301
*	LabGenomics Co. Ltd.	438,386	1,093,534
#*	Lake Materials Co. Ltd.	207,003	2,199,795
*	LB Semicon, Inc.	269,897	860,072
	LEADCORP, Inc.	107,465	334,248
	Lee Ku Industrial Co. Ltd.	161,966	518,080
	LEENO Industrial, Inc.	42,725	5,566,866
	LF Corp.	121,092	1,310,608
	LG Chem Ltd.	148,755	33,446,704
	LG Corp.	190,776	10,425,076
*	LG Display Co. Ltd. (034220 KS)	1,571,100	12,000,294
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,298,674
	LG Electronics, Inc.	564,673	36,363,907
*	LG Energy Solution Ltd.	26,106	7,661,335
	LG H&H Co. Ltd.	34,741	8,316,901
	LG HelloVision Co. Ltd.	436,983	824,696
	LG Innotek Co. Ltd.	80,040	10,160,307
	LG Uplus Corp.	1,385,832	10,044,151
	LIG Nex1 Co. Ltd.	54,930	9,776,673
*	LigaChem Biosciences, Inc.	11,749	1,090,636
#	LOT Vacuum Co. Ltd.	77,667	557,262
	Lotte Chemical Corp.	58,104	3,994,056
#	Lotte Chilsung Beverage Co. Ltd.	36,379	3,214,674

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Corp.	108,954	$1,884,468
*	Lotte Data Communication Co.	42,531	696,386
	Lotte Energy Materials Corp.	68,134	1,849,223
#	LOTTE Fine Chemical Co. Ltd	132,735	4,443,235
#	LOTTE Himart Co. Ltd.	64,713	374,412
*	Lotte Non-Life Insurance Co. Ltd.	539,209	883,360
	Lotte Rental Co. Ltd.	83,313	1,734,879
	Lotte Shopping Co. Ltd.	53,714	2,559,371
	Lotte Wellfood Co. Ltd.	21,132	1,996,613
	LS Corp.	85,711	6,439,131
	LS Eco Energy Ltd.	52,587	1,035,908
	LS Electric Co. Ltd.	80,299	8,415,794
	LS Marine Solution Co. Ltd.	60,452	631,985
	LS SECURITIES Co. Ltd.	62,443	199,661
*	LTC Co. Ltd.	12,536	98,785
*	Lumens Co. Ltd.	58,799	51,816
*	LVMC Holdings	613,530	968,141
	LX Hausys Ltd.	55,637	1,590,787
	LX Holdings Corp.	341,473	1,760,914
	LX International Corp.	280,471	6,158,945
	LX Semicon Co. Ltd.	98,255	4,340,609
	M.I.Tech Co. Ltd.	58,649	358,907
*	M2N Co. Ltd.	82,266	121,216
#	Macquarie Korea Infrastructure Fund	1,173,738	10,132,616
	Macrogen, Inc.	28,753	367,135
	Maeil Dairies Co. Ltd.	32,710	909,487
	MAKUS, Inc.	55,635	348,731
*††	Manho Rope & Wire Ltd.	4,413	97,510
*	Maniker Co. Ltd.	5,232	3,497
	Mcnex Co. Ltd.	108,576	1,357,272
*	MDS Tech, Inc.	327,176	245,185
*	ME2ON Co. Ltd.	54,098	83,528
	Mediana Co. Ltd.	79,605	267,955
*	Medipost Co. Ltd.	77,565	370,187
#*	Medytox, Inc.	14,180	1,754,547
	Meerecompany, Inc.	18,833	248,006
	MegaStudy Co. Ltd.	52,410	425,799
	MegaStudyEdu Co. Ltd.	66,632	2,072,958

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	520,902	$38,551,593
	META BIOMED Co. Ltd.	94,893	283,092
	Mgame Corp.	154,330	700,983
	Mi Chang Oil Industrial Co. Ltd.	3,141	221,251
*	MiCo Ltd.	171,010	1,167,736
*	Micro Digital Co. Ltd.	34,836	289,286
*	Mirae Asset Life Insurance Co. Ltd.	441,146	1,671,443
	Mirae Asset Securities Co. Ltd.	1,142,897	7,451,654
*	Mirae Asset Venture Investment Co. Ltd.	103,199	348,341
*	Mirae Corp.	19,691	18,481
	Miwon Chemicals Co. Ltd.	1,485	85,782
	Miwon Commercial Co. Ltd.	7,025	1,026,723
	Miwon Holdings Co. Ltd.	1,831	106,033
	Miwon Specialty Chemical Co. Ltd.	9,336	958,540
	MK Electron Co. Ltd.	127,839	724,141
#*	MNTech Co. Ltd.	67,349	492,705
*	Mobase Electronics Co. Ltd.	303,531	389,128
*	Mobile Appliance, Inc.	26,819	40,106
	Modetour Network, Inc.	46,378	333,963
	Monalisa Co. Ltd.	12,400	34,963
*	MONAYONGPYONG	182,248	495,420
	Moorim P&P Co. Ltd.	165,964	329,704
	Moorim Paper Co. Ltd.	164,248	247,228
	Motonic Corp.	52,087	327,108
	Motrex Co. Ltd.	107,900	777,180
	mPlus Corp.	32,915	218,104
	MS Autotech Co. Ltd.	6,990	15,635
	Muhak Co. Ltd.	8,058	33,581
	Multicampus Co. Ltd.	20,238	432,516
*††	M-venture Investment, Inc.	79,463	39,789
#	Myoung Shin Industrial Co. Ltd.	214,577	2,090,234
*	N2tech Co. Ltd.	137,573	43,350
*	Naintech Co. Ltd.	41,998	63,852
	Namhae Chemical Corp.	142,544	672,486

		Shares	Value»
SOUTH KOREA — (Continued)
*	Namsun Aluminum Co. Ltd.	674,474	$666,344
*	Namuga Co. Ltd.	61,293	538,460
	Namyang Dairy Products Co. Ltd.	2,255	1,126,692
*	NanoenTek, Inc.	12,813	35,609
	Nasmedia Co. Ltd.	35,351	392,275
*	Nature & Environment Co. Ltd.	461,274	199,431
	Nature Holdings Co. Ltd.	74,736	536,139
	NAVER Corp.	84,177	10,296,680
	NCSoft Corp.	25,217	3,958,863
#	NeoPharm Co. Ltd.	71,294	662,035
	Neosem, Inc.	12,615	101,892
	Neowiz	96,815	1,455,547
*	Neowiz Holdings Corp.	24,725	366,813
*	Nepes Ark Corp.	47,999	451,899
#*	NEPES Corp.	101,431	572,213
*	Neptune Co.	77,067	288,171
*Ω	Netmarble Corp.	61,793	2,582,917
	New Power Plasma Co. Ltd.	161,644	565,405
*	Newflex Technology Co. Ltd.	29,727	110,779
	Nexen Corp.	185,760	611,336
	Nexen Tire Corp.	300,559	1,465,080
#*	Nexon Games Co. Ltd.	67,147	689,383
*	Next Entertainment World Co. Ltd.	41,530	70,577
	NEXTIN, Inc.	39,361	1,827,115
	NH Investment & Securities Co. Ltd.	638,162	6,145,117
	NHN Corp.	110,624	1,345,383
#	NHN KCP Corp.	141,074	738,455
	NI Steel Co. Ltd.	66,667	188,580
	NICE Holdings Co. Ltd.	175,974	1,435,382
	Nice Information & Telecommunication, Inc.	49,290	666,959
	NICE Information Service Co. Ltd.	242,838	1,949,401
	NICE Total Cash Management Co. Ltd.	113,849	424,516
	Nong Shim Holdings Co. Ltd.	15,048	735,995
#	Nong Woo Bio Co. Ltd.	19,155	100,237
	NongShim Co. Ltd.	16,515	4,469,674

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Noroo Holdings Co. Ltd.	17,027	$161,389
	NOROO Paint & Coatings Co. Ltd.	91,396	554,507
	NOVAREX Co. Ltd.	76,653	542,674
	Novatech Co. Ltd.	4,150	35,352
*	NP, Inc.	5,992	9,081
	NPC	92,090	324,253
*	NUVOTEC Co. Ltd.	15,390	12,290
*	Obigo, Inc.	9,468	44,950
	OCI Co. Ltd.	38,834	2,017,793
#	OCI Holdings Co. Ltd.	91,233	4,520,300
*	Okins Electronics Co. Ltd.	36,890	155,473
#*	Omnisystem Co. Ltd.	90,869	49,761
	ONEJOON Co. Ltd.	21,655	213,115
	OptoElectronics Solutions Co. Ltd.	39,869	293,788
*	OPTRON-TEC, Inc.	68,936	104,948
	OPTUS Pharmaceutical Co. Ltd.	6,011	27,604
*	Orbitech Co. Ltd.	23,127	36,248
	Oriental Precision & Engineering Co. Ltd.	75,006	179,719
	Orion Corp.	125,629	9,054,208
#	Orion Holdings Corp.	219,646	2,669,665
*	OSTEONIC Co. Ltd.	37,608	156,250
*††	Osung Advanced Materials Co. Ltd.	395,926	487,183
#	Ottogi Corp.	13,058	3,978,357
*	P&H Tech Co. Ltd.	12,259	66,208
	Paik Kwang Industrial Co. Ltd.	173,863	1,192,183
	Pan Ocean Co. Ltd.	1,517,085	3,888,086
	Pang Rim Co. Ltd.	33,734	78,205
	Paradise Co. Ltd.	320,064	2,443,484
*	Paratech Co. Ltd.	33,015	32,798
	Park Systems Corp.	24,915	3,826,397
#	Partron Co. Ltd.	409,258	2,107,197
	Paseco Co. Ltd.	3,664	15,344
*	Pearl Abyss Corp.	37,989	1,059,580
*	Pemtron Corp.	12,256	63,867
#*	People & Technology, Inc.	110,651	4,158,854
	PHA Co. Ltd.	65,394	466,084
	PharmaResearch Co. Ltd.	36,186	5,876,383
*	PharmGen Science, Inc.	120,912	415,092
*	Pharmicell Co. Ltd.	52,218	190,227
*	Philenergy Co. Ltd.	2,369	28,859

		Shares	Value»
SOUTH KOREA — (Continued)
#	Philoptics Co. Ltd.	49,670	$725,155
*	PI Advanced Materials Co. Ltd.	70,350	1,044,883
*	Point Engineering Co. Ltd.	78,032	72,196
*	Polaris AI Corp.	80,192	136,033
	Polaris AI Pharma Corp.	6,569	30,033
#*	Pond Group Co. Ltd.	30,436	131,041
*	PonyLink Co. Ltd.	208,408	200,759
	Poongsan Corp.	145,780	7,291,512
	Poongsan Holdings Corp.	45,272	893,878
	Posco DX Co. Ltd.	169,433	3,310,100
#	POSCO Future M Co. Ltd.	10,117	1,624,821
	POSCO Holdings, Inc. (005490 KS)	100,963	24,327,184
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	284,212	17,083,983
	Posco International Corp.	233,812	8,773,987
	Posco M-Tech Co. Ltd.	36,109	416,112
	POSCO Steeleon Co. Ltd.	21,418	558,374
*	Power Logics Co. Ltd.	172,236	624,621
	Protec Co. Ltd.	29,319	705,413
	PSK Holdings, Inc.	17,019	606,353
#	PSK, Inc.	111,626	1,648,933
	Pulmuone Co. Ltd.	74,964	564,084
	Pumtech Korea Co. Ltd.	12,664	337,385
	Pungkuk Ethanol Co. Ltd.	16,938	123,031
	QRT, Inc.	6,521	66,134
	QSI Co. Ltd.	21,540	105,952
*	RaonSecure Co. Ltd.	32,849	45,221
	Raontec, Inc.	6,384	33,696
*	Ray Co. Ltd.	22,954	136,947
	Rayence Co. Ltd.	22,115	112,035
*	Refine Co. Ltd.	71,948	710,861
	Reyon Pharmaceutical Co. Ltd.	38,049	446,873
#	RFHIC Corp.	45,102	420,544
*	RFTech Co. Ltd.	159,006	347,176
*	Robostar Co. Ltd.	15,759	247,087
*	Robotis Co. Ltd.	11,928	153,819
	Rorze Systems Corp.	6,569	89,104
#	Rsupport Co. Ltd.	68,743	147,185

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S Net Systems, Inc.	40,726	$108,229
#	S&S Tech Corp.	76,670	1,276,503
	S-1 Corp.	82,408	3,854,483
	Sajo Industries Co. Ltd.	15,296	743,287
	Sajodaerim Corp.	30,273	957,507
	Sajodongaone Co. Ltd.	144,499	108,943
*	Saltlux, Inc.	2,671	31,940
*	Sam Chun Dang Pharm Co. Ltd.	18,989	1,841,594
	Sam Young Electronics Co. Ltd.	74,785	528,685
	Sam Yung Trading Co. Ltd.	88,339	814,796
	Sam-A Aluminum Co. Ltd.	6,400	234,007
	Sambo Corrugated Board Co. Ltd.	30,913	203,158
#	Sambo Motors Co. Ltd.	44,096	135,506
*	Sambu Engineering & Construction Co. Ltd.	296,073	111,469
	Samchully Co. Ltd.	10,044	656,511
	Samho Development Co. Ltd.	127,209	288,738
	SAMHWA Paints Industrial Co. Ltd.	95,014	503,751
	Samick Musical Instruments Co. Ltd.	237,940	187,668
	Samick THK Co. Ltd.	53,366	342,592
*	Samil Pharmaceutical Co. Ltd.	53,929	619,867
	Samji Electronics Co. Ltd.	83,135	524,307
#	Samjin Pharmaceutical Co. Ltd.	51,410	684,054
*	Samkee Corp.	229,837	238,379
	Sammok S-Form Co. Ltd.	29,195	456,259
	SAMPYO Cement Co. Ltd.	245,368	545,008
*Ω	Samsung Biologics Co. Ltd.	17,847	12,907,664
	Samsung C&T Corp.	155,100	13,096,088
#	Samsung Card Co. Ltd. (029780 KS)	115,331	3,360,420

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	217,430	$18,486,989
	Samsung Electronics Co. Ltd. (005930 KS)	10,738,571	455,970,306
*	Samsung Engineering Co. Ltd.	817,459	10,520,629
	Samsung Fire & Marine Insurance Co. Ltd.	150,887	36,581,149
*	Samsung Heavy Industries Co. Ltd.	671,206	4,629,841
	Samsung Life Insurance Co. Ltd.	155,333	11,366,405
*	Samsung Pharmaceutical Co. Ltd.	247,859	280,405
	Samsung Publishing Co. Ltd.	11,201	113,862
	Samsung SDI Co. Ltd.	102,075	23,933,007
	Samsung SDS Co. Ltd.	90,279	9,310,735
	Samsung Securities Co. Ltd.	298,464	9,849,105
	SAMT Co. Ltd.	374,339	838,009
	Samwha Capacitor Co. Ltd.	43,114	1,020,666
	Samwha Electric Co. Ltd.	15,682	412,168
	Samyang Corp.	24,854	889,842
	Samyang Foods Co. Ltd.	23,971	8,937,321
	Samyang Holdings Corp.	28,438	1,460,887
	Samyang Packaging Corp.	35,700	423,461
	Samyang Tongsang Co. Ltd.	10,960	384,176
	Samyoung Co. Ltd.	134,031	422,287
	Sang-A Frontec Co. Ltd.	36,558	541,588
*	Sangbo Corp.	126,818	111,660
*	Sangsangin Co. Ltd.	185,573	224,083
	Sangsin Energy Display Precision Co. Ltd.	76,080	548,356
	Saramin Co. Ltd.	54,440	629,573
	Satrec Initiative Co. Ltd.	14,199	430,404

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	495,311	$244,051
*††	SBW	1,218,337	44,531
*	S-Connect Co. Ltd.	328,997	177,780
*	SD Biosensor, Inc.	240,612	1,578,483
*	SDN Co. Ltd.	186,770	162,354
	SeAH Besteel Holdings Corp.	131,340	1,879,914
	SeAH Holdings Corp.	495	36,220
	SeAH Steel Corp.	13,617	1,119,447
	SeAH Steel Holdings Corp.	19,972	2,465,721
	Sebang Co. Ltd.	82,932	715,889
	Sebang Global Battery Co. Ltd.	48,088	2,456,934
	Seegene, Inc.	138,705	2,406,698
	Segyung Hitech Co. Ltd.	57,640	300,248
	Sejin Heavy Industries Co. Ltd.	92,564	452,227
	Sejong Industrial Co. Ltd.	131,898	422,926
	Sekonix Co. Ltd.	100,683	394,946
*	SEMCNS Co. Ltd.	22,148	89,805
	Sempio Co.	2,753	88,397
	Sempio Foods Co.	8,674	183,047
#	Seobu T&D	236,941	1,059,273
	Seohan Co. Ltd.	698,530	401,031
#	Seohee Construction Co. Ltd.	959,977	981,120
*	Seojin System Co. Ltd.	171,227	3,502,754
*	Seoul Auction Co. Ltd.	38,918	220,996
	Seoul City Gas Co. Ltd.	5,020	191,464
*	Seoul Food Industrial Co. Ltd.	626,950	71,303
	Seoul Semiconductor Co. Ltd.	267,318	1,810,090
	Seoulin Bioscience Co. Ltd.	13,744	71,573
	SEOWONINTECH Co. Ltd.	6,973	29,421
	Seoyon Co. Ltd.	120,163	625,773
	Seoyon E-Hwa Co. Ltd.	117,056	1,148,378
*	Seronics Co. Ltd.	1,984	19,324
*††	Setopia Co. Ltd.	26,820	15,742
	SEWOONMEDICAL Co. Ltd.	24,738	48,597
#	SFA Engineering Corp.	127,829	1,941,676

		Shares	Value»
SOUTH KOREA — (Continued)
#*	SFA Semicon Co. Ltd.	393,708	$1,033,723
	SGC Energy Co. Ltd.	64,795	1,245,383
*	SH Energy & Chemical Co. Ltd.	208,660	77,221
	Shin Heung Energy & Electronics Co. Ltd.	148,235	803,969
*	Shin Poong Pharmaceutical Co. Ltd.	25,237	222,305
	Shindaeyang Paper Co. Ltd.	120,083	512,136
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	55,063,683
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	277,339	10,488,961
	Shinil Electronics Co. Ltd.	242,312	249,437
	Shinsegae Food Co. Ltd.	11,543	287,988
	Shinsegae Information & Communication Co. Ltd.	25,832	187,852
	Shinsegae International, Inc.	112,459	1,063,400
	Shinsegae, Inc.	64,400	7,153,495
	Shinsung Delta Tech Co. Ltd.	58,183	1,862,021
*	Shinsung E&G Co. Ltd.	380,904	399,928
*	Shinwha Intertek Corp.	120,200	146,050
	Shinwon Corp.	365,301	326,193
#	Shinyoung Securities Co. Ltd.	28,805	1,709,494
*	Showbox Corp.	153,473	483,774
*	Signetics Corp.	238,036	167,381
*	Silicon2 Co. Ltd.	102,626	2,793,340
	Silla Co. Ltd.	18,776	128,768
#	SIMMTECH Co. Ltd.	98,298	1,160,889
	SIMPAC, Inc.	77,451	222,005
	Sindoh Co. Ltd.	28,164	834,927
	Sinil Pharm Co. Ltd.	25,229	131,269
*	SK Biopharmaceuticals Co. Ltd.	44,755	3,801,242
*	SK Bioscience Co. Ltd.	15,706	613,169

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SK Chemicals Co. Ltd.	41,630	$1,501,784
	SK D&D Co. Ltd.	15,721	90,522
	SK Discovery Co. Ltd.	84,891	2,074,905
*	SK Eternix Co. Ltd.	119,545	1,291,922
	SK Gas Ltd.	20,365	2,938,821
	SK Hynix, Inc.	823,712	107,835,284
*Ω	SK IE Technology Co. Ltd.	30,082	742,524
*	SK Innovation Co. Ltd.	24,243	2,048,559
	SK Networks Co. Ltd.	1,089,212	4,129,099
#*	SK oceanplant Co. Ltd.	168,594	1,627,134
	SK Securities Co. Ltd.	2,483,943	914,933
	SK Telecom Co. Ltd. (017670 KS)	205,446	8,431,356
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	10,990
	SK, Inc.	138,203	14,789,178
*	SKC Co. Ltd.	24,075	2,597,926
#	SL Corp.	134,564	3,199,232
*	SM Culture & Contents Co. Ltd.	129,797	158,266
	SM Entertainment Co. Ltd.	57,642	2,948,011
*	SM Life Design Group Co. Ltd.	98,749	100,207
*	SMCore, Inc.	9,367	31,798
*	SMEC Co. Ltd.	230,148	497,067
	SNT Dynamics Co. Ltd.	107,293	1,938,503
	SNT Holdings Co. Ltd.	50,310	824,910
	SNT Motiv Co. Ltd.	71,393	2,357,310
*	SNU Precision Co. Ltd.	40,195	50,927
*	SOCAR, Inc.	27,466	363,715
	S-Oil Corp.	263,323	10,922,859
*	Solborn, Inc.	46,700	132,654
	Solid, Inc.	337,239	1,113,411
*	SOLUM Co. Ltd.	234,886	3,242,878
	Solus Advanced Materials Co. Ltd.	111,723	1,004,469
	Songwon Industrial Co. Ltd.	112,300	1,107,063
	Soop Co. Ltd.	47,915	3,319,281
	Soosan Heavy Industries Co. Ltd.	124,282	156,244

		Shares	Value»
SOUTH KOREA — (Continued)
	Soosan Industries Co. Ltd.	28,680	$462,038
#	Soulbrain Co. Ltd.	19,001	2,768,727
#	Soulbrain Holdings Co. Ltd.	42,142	1,474,147
#	SPC Samlip Co. Ltd.	14,662	526,406
	SPG Co. Ltd.	29,787	455,327
	Spigen Korea Co. Ltd.	24,455	361,176
	ST Pharm Co. Ltd.	42,156	3,041,571
	STIC Investments, Inc.	182,158	1,063,062
	Straffic Co. Ltd.	142,586	448,091
*	Studio Dragon Corp.	63,179	1,861,244
*	Sugentech, Inc.	52,625	239,024
	Suheung Co. Ltd.	45,289	517,468
*	Sukgyung AT Co. Ltd.	6,779	220,590
	Sun Kwang Co. Ltd.	24,057	273,832
	Sung Kwang Bend Co. Ltd.	146,308	1,354,561
*	Sungchang Enterprise Holdings Ltd.	333,157	333,378
#*	Sungeel Hitech Co. Ltd.	10,757	425,064
	Sungshin Cement Co. Ltd.	147,254	856,399
	Sungwoo Hitech Co. Ltd.	467,801	2,107,744
	Sunjin Co. Ltd.	128,364	613,998
	Sunny Electronics Corp.	96,232	110,563
*	Suprema, Inc.	28,047	515,644
	SurplusGLOBAL, Inc.	17,514	44,163
	SV Investment Corp.	69,884	79,244
*	SY Co. Ltd.	206,794	605,640
*	Synergy Innovation Co. Ltd.	143,470	287,316
*	Synopex, Inc.	385,168	1,988,897
*	Syntekabio, Inc.	5,422	18,192
	Systems Technology, Inc.	54,558	843,368
*	T Scientific Co. Ltd.	222,698	169,573
	T&L Co. Ltd.	25,102	1,213,838
	Tae Kyung Industrial Co. Ltd.	104,771	391,955
	Taekwang Industrial Co. Ltd.	2,177	1,026,796
	TAEKYUNG BK Co. Ltd.	149,475	489,936
*††	Taewoong Co. Ltd.	72,245	718,791

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyang Metal Industrial Co. Ltd.	197,725	$478,581
*	Taihan Electric Wire Co. Ltd.	215,319	1,817,836
*	Taihan Fiberoptics Co. Ltd.	130,377	95,902
	Tailim Packaging Co. Ltd.	76,664	113,263
	TCC Steel	50,009	1,564,759
	TechWing, Inc.	89,928	2,819,311
*	Tego Science, Inc.	10,158	124,687
*	Telcon RF Pharmaceutical, Inc.	294,590	129,621
	Telechips, Inc.	58,330	535,354
	TEMC CNS Co. Ltd.	39,379	162,827
#	TES Co. Ltd.	58,140	700,942
*	Theragen Etex Co. Ltd.	177,456	442,462
*	Thinkware Systems Corp.	24,825	188,961
*	TiumBio Co. Ltd.	5,330	20,166
	TK Corp.	141,789	1,262,701
#	TKG Huchems Co. Ltd.	149,728	2,155,838
	TLB Co. Ltd.	24,344	239,909
	Tokai Carbon Korea Co. Ltd.	32,461	1,989,046
	Tongyang Life Insurance Co. Ltd.	320,173	1,413,084
	Tongyang, Inc.	994,398	546,868
*	Tonymoly Co. Ltd.	27,832	147,295
*	Top Engineering Co. Ltd.	79,781	224,343
	Toptec Co. Ltd.	163,483	620,070
	Tovis Co. Ltd.	89,537	1,342,958
	TP	115,185	115,787
	TS Corp.	300,710	629,565
*	TS Nexgen Co. Ltd.	72,894	27,156
*	TSE Co. Ltd.	11,580	419,732
*	TSI Co. Ltd.	31,882	139,325
*	Tuksu Construction Co. Ltd.	86,626	390,028
*	TY Holdings Co. Ltd.	182,419	461,540
#	TYM Corp.	276,691	622,605
	UBCare Co. Ltd.	54,350	149,059
	Ubiquoss Holdings, Inc.	30,005	209,809
	Ubiquoss, Inc.	52,454	531,941
	Ubivelox, Inc.	72,752	359,369
	Uju Electronics Co. Ltd.	43,321	455,065
*	Uni-Chem Co. Ltd.	265,544	297,782
	Unick Corp.	27,663	81,064

		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co. Ltd.	28,009	$1,413,950
#	Union Semiconductor Equipment & Materials Co. Ltd.	104,952	516,830
	Uniquest Corp.	61,270	205,889
*	Unison Co. Ltd.	335,473	168,841
#	UniTest, Inc.	54,219	398,809
	Unitrontech Co. Ltd.	125,484	448,293
	Value Added Technology Co. Ltd.	58,308	958,305
*	Very Good Tour Co. Ltd.	20,073	68,098
*	Viatron Technologies, Inc.	66,428	327,120
*	VICTEK Co. Ltd.	75,937	275,508
*††	Vidente Co. Ltd.	125,954	56,862
	Vieworks Co. Ltd.	38,566	665,691
*	Vina Tech Co. Ltd.	9,244	238,918
	VIOL Co. Ltd.	100,866	606,760
	Vitzro Tech Co. Ltd.	82,846	409,245
	Vitzrocell Co. Ltd.	81,762	1,107,429
*	VM, Inc.	64,902	393,415
*	VT Co. Ltd.	118,299	2,885,595
	Webcash Corp.	56,319	291,190
	Webzen, Inc.	93,147	1,144,044
*	Welcron Co. Ltd.	20,365	33,333
*	Wellbiotec Co. Ltd.	230,618	91,077
*	Wemade Max Co. Ltd.	24,113	173,395
*	Wemade Play Co. Ltd.	4,463	24,649
	Whanin Pharmaceutical Co. Ltd.	80,880	791,076
	Winix, Inc.	37,517	157,437
*	Winpac, Inc.	23,215	21,583
	Wins Co. Ltd.	64,096	579,376
	WiSoL Co. Ltd.	172,372	761,668
*	WIZIT Co. Ltd.	339,715	182,451
	Won Tech Co. Ltd.	63,514	262,507
*	WONIK CUBE Corp.	13,697	16,121
*	Wonik Holdings Co. Ltd.	286,549	460,657
*	WONIK IPS Co. Ltd.	98,142	1,946,025
	Wonik Materials Co. Ltd.	53,457	832,182
*	WONIK PNE Co. Ltd.	6,881	14,158
	Wonik QnC Corp.	87,902	1,505,397
	Woojin, Inc.	96,420	543,497
*	Woongjin Co. Ltd.	138,101	89,467
#*	Woongjin Thinkbig Co. Ltd.	375,295	474,224

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wooree Bio Co. Ltd.	283,506	$716,343
	Woori Financial Group, Inc. (316140 KS)	2,702,534	30,087,347
#*	Woori Technology Investment Co. Ltd.	56,732	371,142
*	Woori Technology, Inc.	548,704	849,945
*††	Wooriro Co. Ltd.	55,349	45,789
	Woorison F&G Co. Ltd.	200,437	202,569
	Woory Industrial Co. Ltd.	32,044	270,636
	Wooshin Systems Co. Ltd.	44,717	256,070
*	Woosu AMS Co. Ltd.	146,440	333,775
	Worldex Industry & Trading Co. Ltd.	57,285	772,636
#*	Wysiwyg Studios Co. Ltd.	261,345	229,870
	Y G-1 Co. Ltd.	108,189	398,412
*	Y2 Solution Co. Ltd.	86,464	166,407
*	YC Corp.	64,319	566,714
#	Y-entec Co. Ltd.	67,078	318,331
	Yesco Holdings Co. Ltd.	6,860	253,828
*	Yest Co. Ltd.	1,267	17,988
	YG Entertainment, Inc.	50,277	1,385,670
*	YG PLUS	182,375	751,186
	YMC Co. Ltd.	36,251	107,260
*	YMT Co. Ltd.	28,099	168,483
	Yoosung Enterprise Co. Ltd.	16,323	23,689
	Youlchon Chemical Co. Ltd.	24,264	500,655
#	Young Poong Corp.	2,530	728,657
#	Young Poong Precision Corp.	63,997	893,584
	Youngone Corp.	162,468	4,953,997
	Youngone Holdings Co. Ltd.	49,838	3,187,694
*	YTN Co. Ltd.	12,525	28,748
	Yuanta Securities Korea Co. Ltd.	710,491	1,466,453
	Yuhan Corp.	52,771	5,267,796
	YuHwa Securities Co. Ltd.	32,205	51,912
*	Yungjin Pharmaceutical Co. Ltd.	219,028	380,943
	Zeus Co. Ltd.	121,593	1,185,019

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	75,399	$1,316,748

TOTAL SOUTH KOREA			2,857,844,821

TAIWAN — (19.2%)
	104 Corp.	30,000	205,350
#	91APP, Inc.	323,000	934,827
#	Aaeon Technology, Inc.	77,680	306,121
	ABC Taiwan Electronics Corp.	551,402	373,634
	Abico Avy Co. Ltd.	823,396	746,191
#	Ability Enterprise Co. Ltd.	1,769,974	2,529,686
#	Ability Opto-Electronics Technology Co. Ltd.	297,471	2,014,544
#	Abnova Corp.	107,000	96,948
#	AcBel Polytech, Inc.	4,395,033	4,334,547
	Accton Technology Corp.	1,267,369	21,296,462
	Acer Cyber Security, Inc.	5,000	35,427
#	Acer E-Enabling Service Business, Inc.	63,000	483,293
#	Acer, Inc.	9,499,595	11,771,638
#*	ACES Electronic Co. Ltd.	878,044	1,479,013
*	Acon Holding, Inc.	1,679,955	650,027
#	Acter Group Corp. Ltd.	772,122	8,441,799
#	Action Electronics Co. Ltd.	1,305,000	710,461
#	Actron Technology Corp.	310,018	1,540,732
#	ADATA Technology Co. Ltd.	1,700,439	4,438,257
#	Addcn Technology Co. Ltd.	201,776	1,165,374
*	Adimmune Corp.	769,000	578,529
#	Adlink Technology, Inc.	274,000	581,790
#	Advanced Analog Technology, Inc.	48,000	113,613
	Advanced Ceramic X Corp.	265,000	1,317,416
#	Advanced Energy Solution Holding Co. Ltd.	203,000	3,227,563
	Advanced International Multitech Co. Ltd.	1,102,000	2,713,907

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Advanced Optoelectronic Technology, Inc.	728,000	$563,645
#	Advanced Power Electronics Corp.	461,000	1,113,805
#	Advancetek Enterprise Co. Ltd.	1,840,662	3,651,561
	Advantech Co. Ltd.	758,940	7,437,657
#*	AEON Motor Co. Ltd.	335,000	331,938
#	Aerospace Industrial Development Corp.	2,910,000	4,003,166
#	AGV Products Corp.	3,163,603	1,155,533
#	AIC, Inc.	30,000	287,093
	Air Asia Co. Ltd.	84,000	82,618
	Airtac International Group	348,335	9,641,889
#	Alchip Technologies Ltd.	160,000	9,910,926
#	Alexander Marine Co. Ltd.	129,563	1,104,443
*	ALI Corp.	808,256	488,835
#	Allied Circuit Co. Ltd.	183,000	808,977
#	Allied Supreme Corp.	297,000	3,048,716
#	Allis Electric Co. Ltd.	1,038,284	3,552,974
	Allmind Holdings Corp.	30,000	84,347
#	Alltek Technology Corp.	1,298,506	1,622,013
#	Alltop Technology Co. Ltd.	281,531	2,369,301
#	Alpha Networks, Inc.	1,563,873	1,668,784
#	Altek Corp.	1,868,159	1,908,630
#	Amazing Microelectronic Corp.	524,849	1,568,267
#	Ambassador Hotel	1,701,000	3,076,344
*	AMICCOM Electronics Corp.	117,000	117,969
#	AMPACS Corp.	382,000	609,989
#	Ampak Technology, Inc.	178,000	639,983
#	Ampire Co. Ltd.	691,000	750,187
#	Ample Electronic Technology Co. Ltd.	25,000	94,866
#	AMPOC Far-East Co. Ltd.	609,567	2,160,106
#	AmTRAN Technology Co. Ltd.	4,615,918	2,968,643
*	Amulaire Thermal Technology, Inc.	30,000	30,111

		Shares	Value»
TAIWAN — (Continued)
#	Anderson Industrial Corp.	245,247	$158,941
#	Anji Technology Co. Ltd.	505,933	516,682
#	Anpec Electronics Corp.	465,702	2,660,575
	Aopen, Inc.	52,000	87,224
	AP Memory Technology Corp.	24,000	220,954
#	Apac Opto Electronics, Inc.	277,000	798,956
#	Apacer Technology, Inc.	712,005	1,058,022
#	APAQ Technology Co. Ltd.	30,000	136,463
#	APCB, Inc.	955,000	503,488
#	Apex Biotechnology Corp.	564,625	506,323
#	Apex Dynamics, Inc.	52,000	1,249,872
#*	Apex International Co. Ltd.	967,916	1,301,578
#	Apex Science & Engineering	761,437	274,943
	Apogee Optocom Co. Ltd.	43,000	89,486
#	ARBOR Technology Corp.	136,000	165,873
	Arcadyan Technology Corp.	1,088,759	5,296,361
#	Ardentec Corp.	4,343,993	7,268,928
#	ARES International Corp.	103,000	156,486
#	Argosy Research, Inc.	414,391	1,991,524
#	Arizon RFID Technology Cayman Co. Ltd.	3,000	23,490
	ASE Technology Holding Co. Ltd.	11,331,387	53,436,519
	Asia Cement Corp.	8,179,655	11,885,983
#	Asia Electronic Material Co. Ltd.	573,000	370,933
#	Asia Optical Co., Inc.	1,373,000	4,301,047
*	Asia Plastic Recycling Holding Ltd.	1,370,533	300,355
#	Asia Polymer Corp.	2,801,858	1,429,942
#	Asia Tech Image, Inc.	408,000	1,231,041
#	Asia Vital Components Co. Ltd.	762,183	14,600,916

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASIX Electronics Corp.	199,000	$612,717
	ASMedia Technology, Inc.	45,048	2,222,055
#	ASolid Technology Co. Ltd.	210,000	366,986
#	ASPEED Technology, Inc.	116,098	14,722,050
#	ASROCK, Inc.	389,000	2,402,480
	Asustek Computer, Inc.	1,670,861	29,503,899
#	ATE Energy International Co. Ltd.	481,000	463,795
#	Aten International Co. Ltd.	583,715	1,439,008
#	Auden Techno Corp.	158,000	535,904
	Audix Corp.	582,375	1,287,574
	AUO Corp. (2409 TT)	23,835,198	12,279,757
#	AURAS Technology Co. Ltd.	178,303	3,582,723
#	Aurona Industries, Inc.	433,000	359,536
#	Aurora Corp.	341,258	721,697
#	Avalue Technology, Inc.	368,000	1,126,829
#	AVer Information, Inc.	81,000	110,925
#	Avermedia Technologies	554,000	678,464
	Awea Mechantronic Co. Ltd.	149,062	151,610
#	Axiomtek Co. Ltd.	476,659	1,457,203
#*	Azurewave Technologies, Inc.	523,000	661,803
#	Bafang Yunji International Co. Ltd.	272,000	1,290,282
#*	Bank of Kaohsiung Co. Ltd.	5,488,240	1,986,546
	Baolong International Co. Ltd.	140,000	66,171
#	Basso Industry Corp.	886,284	1,188,102
#	BenQ Materials Corp.	1,316,000	1,315,315
#	BES Engineering Corp.	9,349,050	3,145,813
#	Billion Electric Co. Ltd.	404,000	417,438
#	Bin Chuan Enterprise Co. Ltd.	663,257	751,709
#	B’in Live Co. Ltd.	37,400	104,579

		Shares	Value»
TAIWAN — (Continued)
	Bionet Corp.	164,922	$459,710
#	Bionime Corp.	193,000	431,028
#*	Biostar Microtech International Corp.	851,712	894,088
#	Bioteque Corp.	406,680	1,547,042
#	Bizlink Holding, Inc.	1,011,782	14,585,368
#	Bon Fame Co. Ltd.	163,000	453,800
#*	Bonny Worldwide Ltd.	19,000	149,872
#	Bora Pharmaceuticals Co. Ltd.	190,934	4,279,895
#	Brave C&H Supply Co. Ltd.	157,000	601,791
#	Bright Led Electronics Corp.	567,180	371,140
#	Brightek Optoelectronic Co. Ltd.	207,000	266,666
	Brighten Optix Corp.	56,099	254,711
#	Brighton-Best International Taiwan, Inc.	2,965,749	3,098,852
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	346,293
	Brogent Technologies, Inc.	22,000	121,573
#	Browave Corp.	428,000	1,859,225
#	C Sun Manufacturing Ltd.	644,258	4,052,601
#*	Calin Technology Co. Ltd.	330,000	401,642
#	Calitech Co. Ltd.	51,000	113,874
*	Cameo Communications, Inc.	1,466,435	549,993
#	Capital Futures Corp.	668,808	1,170,476
	Capital Securities Corp.	10,875,614	7,459,346
#*	Career Technology MFG. Co. Ltd.	3,500,071	2,102,386
	Carnival Industrial Corp.	544,530	168,716
*	Casing Macron Technology Co. Ltd.	16,000	12,318
#	Castles Technology Co. Ltd.	481,940	1,620,740
#	Caswell, Inc.	294,000	1,280,602

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Catcher Technology Co. Ltd.	2,242,872	$16,323,986
#	Cathay Chemical Works	106,000	164,388
#	Cathay Consolidated, Inc.	31,099	92,963
	Cathay Financial Holding Co. Ltd.	15,162,826	32,023,041
#	Cathay Real Estate Development Co. Ltd.	4,399,600	3,296,154
#	Cayman Engley Industrial Co. Ltd.	316,801	426,178
#	CCP Contact Probes Co. Ltd.	382,671	533,121
#*	Celxpert Energy Corp.	599,690	471,563
	Cenra, Inc.	829,000	996,145
	Center Laboratories, Inc.	3,381,496	5,158,011
#	Central Reinsurance Co. Ltd.	2,170,575	1,793,858
#	Century Iron & Steel Industrial Co. Ltd.	821,000	5,221,001
#	Chailease Holding Co. Ltd.	4,641,599	21,735,600
#	Chain Chon Industrial Co. Ltd.	1,339,483	740,757
#*	ChainQui Construction Development Co. Ltd.	753,946	425,684
#	Chaintech Technology Corp.	245,000	336,775
#*	Champion Building Materials Co. Ltd.	1,772,451	541,099
#	Champion Microelectronic Corp.	91,000	193,947
	Chang Hwa Commercial Bank Ltd.	15,693,584	8,623,580
#	Chang Wah Electromaterials, Inc.	2,458,190	4,132,176
	Chang Wah Technology Co. Ltd.	2,356,450	2,647,269
#	Channel Well Technology Co. Ltd.	1,329,000	2,543,296
#	Chant Sincere Co. Ltd.	122,000	258,931

		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	1,376,582	$4,174,245
	Chateau International Development Co. Ltd.	11,275	13,435
#	CHC Healthcare Group	790,000	1,018,591
#	CHC Resources Corp.	481,048	1,013,553
#	Chen Full International Co. Ltd.	574,000	769,636
	Chenbro Micom Co. Ltd.	229,000	1,970,873
#*	Cheng Fwa Industrial Co. Ltd.	381,000	331,959
	Cheng Loong Corp.	6,723,160	4,974,161
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,422,731
	Cheng Shin Rubber Industry Co. Ltd.	8,866,508	12,734,558
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	5,996,367
	Chenming Electronic Technology Corp.	580,708	2,828,881
	Chi Hua Fitness Co. Ltd.	42,384	50,192
#	Chia Chang Co. Ltd.	855,000	1,139,534
#	Chia Hsin Cement Corp.	3,137,921	1,717,200
	Chialin Precision Industrial Co. Ltd.	4,000	10,385
	Chian Hsing Forging Industrial Co. Ltd.	288,200	254,016
	Chicony Electronics Co. Ltd.	2,686,689	13,549,218
	Chicony Power Technology Co. Ltd.	1,134,696	4,410,565
	Chief Telecom, Inc.	134,900	1,957,764
	Chieftek Precision Co. Ltd.	8,462	24,623
	Chien Kuo Construction Co. Ltd.	1,153,364	784,290
#	Chien Shing Harbour Service Co. Ltd.	198,000	303,918
#	Chime Ball Technology Co. Ltd.	162,282	391,747
#	China Airlines Ltd.	17,919,057	12,496,366
#	China Bills Finance Corp.	3,892,000	1,802,422

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Container Terminal Corp.	423,000	$394,193
#	China Ecotek Corp.	171,000	337,530
#	China Electric Manufacturing Corp.	1,740,658	873,988
	China Fineblanking Technology Co. Ltd.	305,092	302,837
#	China General Plastics Corp.	2,985,607	1,481,442
#	China Glaze Co. Ltd.	774,022	490,480
#*	China Man-Made Fiber Corp.	8,540,227	2,049,577
#	China Metal Products	2,216,405	2,525,324
#	China Motor Corp.	1,365,286	2,895,891
#*	China Petrochemical Development Corp.	25,757,099	6,390,632
#	China Steel Chemical Corp.	1,056,998	3,188,996
	China Steel Corp.	28,235,440	19,747,954
#	China Steel Structure Co. Ltd.	530,000	875,775
#	China Wire & Cable Co. Ltd.	671,680	709,796
#	Chinese Maritime Transport Ltd.	573,964	752,758
#	Ching Feng Home Fashions Co. Ltd.	847,200	879,839
#	Chin-Poon Industrial Co. Ltd.	2,600,617	3,054,265
*	Chip Hope Co. Ltd.	99,000	187,836
	Chipbond Technology Corp.	4,833,000	9,436,875
	ChipMOS Technologies, Inc. (8150 TT)	4,024,155	4,423,499
	ChipMOS Technologies, Inc. (IMOS US), ADR	62,027	1,345,375
#	Chlitina Holding Ltd.	361,596	1,585,868
	Chong Hong Construction Co. Ltd.	1,114,739	3,013,065
#	Chroma ATE, Inc.	964,705	12,193,726
	Chun YU Works & Co. Ltd.	1,438,500	1,148,618
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,759,567
#	Chung Hung Steel Corp.	5,644,926	3,598,776

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Food Industrial Co. Ltd.	101,115	$277,393
#*	Chung Hwa Pulp Corp.	2,739,308	1,569,533
	Chung Lien Co. Ltd.	24,000	31,644
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	10,412,425
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	505,084
#	Chunghwa Precision Test Tech Co. Ltd.	132,000	2,396,113
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	19,989,401
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	65,709	2,476,572
#	Chyang Sheng Texing Co. Ltd.	1,336,000	978,343
	CKM Applied Materials Corp.	145,000	155,370
#	Cleanaway Co. Ltd. (8422 TT)	537,000	3,058,194
#	Clevo Co.	3,072,482	5,267,285
#*	CMC Magnetics Corp.	7,080,967	2,552,569
	C-Media Electronics, Inc.	11,000	16,816
#*	CoAsia Electronics Corp.	524,793	632,977
#	Collins Co. Ltd.	789,060	438,142
	Compal Electronics, Inc.	15,974,560	17,536,031
#	Compeq Manufacturing Co. Ltd.	4,820,000	9,129,000
#	Compucase Enterprise	466,000	904,690
#	Concord International Securities Co. Ltd.	429,023	219,872
#*	Concord Securities Co. Ltd.	4,060,004	1,705,500
#	Continental Holdings Corp.	2,637,250	2,293,565
#	Contrel Technology Co. Ltd.	1,064,000	2,049,779
#	Coremax Corp.	449,486	827,312
#	Coretronic Corp.	2,240,600	4,761,878
#	Co-Tech Development Corp.	1,645,800	3,006,212

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cowealth Medical Holding Co. Ltd.	197,369	$137,679
#	Coxon Precise Industrial Co. Ltd.	311,000	202,157
	Creative Sensor, Inc.	12,600	24,883
#	Crowell Development Corp.	379,000	455,191
#	Cryomax Cooling System Corp.	72,157	88,710
#*	CSBC Corp. Taiwan	244,371	130,815
	CTBC Financial Holding Co. Ltd.	57,892,931	64,178,589
#	CTCI Advanced Systems, Inc.	29,000	158,285
	CTCI Corp.	3,997,896	5,442,522
#	CTI Traffic Industries Co. Ltd.	130,000	678,395
#	Cub Elecparts, Inc.	215,000	644,421
#	CviLux Corp.	659,378	1,086,855
*	CX Technology Co. Ltd.	207,875	167,211
	Cyberlink Corp.	205,504	575,006
#	CyberPower Systems, Inc.	345,450	3,296,742
#*	CyberTAN Technology, Inc.	2,354,873	2,605,767
#*	Cypress Technology Co. Ltd.	284,589	253,489
	Cystech Electronics Corp.	90,801	255,627
#	DA CIN Construction Co. Ltd.	1,642,247	2,501,103
	Dadi Early-Childhood Education Group Ltd.	146,502	134,690
#	Dafeng TV Ltd.	396,061	631,046
#	Dah San Electric Wire & Cable Co. Ltd.	407,264	732,296
#	Da-Li Development Co. Ltd.	2,397,117	3,180,944
#	Darfon Electronics Corp.	1,707,700	2,560,369
#	Darwin Precisions Corp.	2,803,304	1,194,202
	Data Image Corp.	25,000	39,038
#	Daxin Materials Corp.	441,500	3,060,986
#	De Licacy Industrial Co. Ltd.	1,808,997	919,708
#	Delpha Construction Co. Ltd.	703,000	852,595

		Shares	Value»
TAIWAN — (Continued)
	Delta Electronics, Inc.	2,175,028	$26,863,499
#	Depo Auto Parts Ind Co. Ltd.	874,634	6,524,933
#	DFI, Inc.	71,000	188,179
#	Dimerco Data System Corp.	218,686	779,189
#	Dimerco Express Corp.	1,199,158	3,145,634
	DingZing Advanced Materials, Inc.	4,000	17,569
#	D-Link Corp.	3,535,537	2,085,115
	D-Link India Ltd.	8,607	56,337
#	Donpon Precision, Inc.	404,000	433,568
#	Dr. Wu Skincare Co. Ltd.	153,000	692,999
#	Draytek Corp.	307,000	501,452
#	Drewloong Precision, Inc.	166,965	767,642
*	Dyaco International, Inc.	613,792	522,280
#	Dynamic Holding Co. Ltd.	1,787,693	3,655,907
#	Dynamic Medical Technologies, Inc.	66,660	185,216
	Dynapack International Technology Corp.	1,030,000	3,440,691
	E Ink Holdings, Inc.	1,267,000	11,858,115
	E.Sun Financial Holding Co. Ltd.	28,174,501	23,957,659
#	Eastech Holding Ltd.	231,000	879,276
*	Eastern Media International Corp.	1,761,909	1,027,502
#	Eclat Textile Co. Ltd.	586,518	9,803,705
	eCloudvalley Digital Technology Co. Ltd.	17,000	47,796
#	ECOVE Environment Corp.	209,000	1,820,354
#*	Edimax Technology Co. Ltd.	1,230,423	1,302,122
#	Edison Opto Corp.	714,345	579,023
#	Edom Technology Co. Ltd.	1,364,141	1,558,938
#	eGalax_eMPIA Technology, Inc.	351,267	527,140
#	Elan Microelectronics Corp.	1,571,026	7,058,398
#	E-Lead Electronic Co. Ltd.	303,746	710,967
	E-LIFE MALL Corp.	520,000	1,353,661

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Elite Advanced Laser Corp.	983,320	$6,383,175
#	Elite Material Co. Ltd.	870,839	11,111,348
	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	2,612,112
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,663,055
	eMemory Technology, Inc.	216,000	21,002,731
#	Emerging Display Technologies Corp.	865,000	676,379
	Ennoconn Corp.	693,298	6,220,162
	Ennostar, Inc.	4,740,431	6,840,257
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,037,550
#*	Epileds Technologies, Inc.	484,000	571,216
*	Episil Technologies, Inc.	403,000	684,457
#	Episil-Precision, Inc.	745,015	1,296,619
#	Eris Technology Corp.	141,689	1,225,230
#	Eson Precision Ind Co. Ltd.	812,000	1,612,659
	Eternal Materials Co. Ltd.	6,340,099	6,116,017
#	Eurocharm Holdings Co. Ltd.	193,000	1,248,615
	Eva Airways Corp.	16,480,695	19,033,585
#	Ever Supreme Bio Technology Co. Ltd.	140,554	799,146
*	Everest Textile Co. Ltd.	3,592,829	794,238
#	Evergreen Aviation Technologies Corp.	690,000	1,982,426
	Evergreen International Storage & Transport Corp.	3,514,000	3,349,617
#	Evergreen Marine Corp. Taiwan Ltd.	4,091,568	25,924,620
#	EVERGREEN Steel Corp.	1,127,000	3,563,196
#	Everlight Chemical Industrial Corp.	2,990,756	2,228,177
#	Everlight Electronics Co. Ltd.	3,453,570	8,972,940

		Shares	Value»
TAIWAN — (Continued)
#*	Everspring Industry Co. Ltd.	618,300	$261,143
#*	Evertop Wire Cable Corp.	709,000	494,599
	Excel Cell Electronic Co. Ltd.	135,000	95,801
#	Excellence Opto, Inc.	141,000	121,475
#	Excelliance Mos Corp.	149,000	437,950
#	Excelsior Medical Co. Ltd.	1,029,394	2,791,382
	EZconn Corp.	376,429	5,303,602
	Far Eastern Department Stores Ltd.	8,101,000	6,438,903
	Far Eastern International Bank	21,312,305	8,714,498
	Far Eastern New Century Corp.	12,483,705	14,405,269
	Far EasTone Telecommunications Co. Ltd.	6,582,391	18,176,523
#	Faraday Technology Corp.	724,837	5,150,136
	Farcent Enterprise Co. Ltd.	43,000	71,028
#	Farglory F T Z Investment Holding Co. Ltd.	941,817	1,260,599
	Farglory Land Development Co. Ltd.	1,594,105	3,333,294
#	FDC International Hotels Corp.	79,000	144,495
	Feature Integration Technology, Inc.	13,000	28,102
#*	Federal Corp.	2,382,938	1,617,852
#	Feedback Technology Corp.	241,070	1,038,123
	Feng Hsin Steel Co. Ltd.	2,993,131	7,785,340
	Feng TAY Enterprise Co. Ltd.	1,884,959	8,286,212
#	FIC Global, Inc.	219,000	278,395
#*	FineMat Applied Materials Co. Ltd.	101,000	124,517
#	FineTek Co. Ltd.	135,069	644,751
#	Firich Enterprises Co. Ltd.	232,000	228,799
#*	First Copper Technology Co. Ltd.	458,000	565,342

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Financial Holding Co. Ltd.	27,342,056	$23,023,539
#	First Hi-Tec Enterprise Co. Ltd.	518,736	1,410,738
#	First Hotel	1,433,293	663,955
#	First Insurance Co. Ltd.	1,874,640	1,324,539
#*	First Steamship Co. Ltd.	5,234,961	1,270,306
#	FIT Holding Co. Ltd.	1,132,436	1,732,965
#	Fitipower Integrated Technology, Inc.	593,700	4,520,978
#*	Fittech Co. Ltd.	254,000	1,271,403
#	FLEXium Interconnect, Inc.	2,614,724	6,089,990
#	Flytech Technology Co. Ltd.	706,070	1,878,759
#	FocalTech Systems Co. Ltd.	741,000	1,921,421
#	Force Mos Technology Ltd.	40,800	47,226
#	Forcecon Tech Co. Ltd.	510,085	2,405,448
#*	Forest Water Environment Engineering Co. Ltd.	245,326	310,864
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,462,439
	Formosa Chemicals & Fibre Corp.	6,392,198	7,625,799
*	Formosa Electronic Industries, Inc.	128,000	133,528
#	Formosa International Hotels Corp.	329,975	2,049,852
#	Formosa Laboratories, Inc.	839,467	2,335,947
	Formosa Oilseed Processing Co. Ltd.	312,135	865,371
#	Formosa Optical Technology Co. Ltd.	223,000	699,130
	Formosa Petrochemical Corp.	1,122,000	1,680,080
#	Formosa Plastics Corp.	6,452,770	9,462,992
#	Formosa Sumco Technology Corp.	264,000	966,641
#	Formosa Taffeta Co. Ltd.	5,198,460	3,198,319

		Shares	Value»
TAIWAN — (Continued)
	Formosan Rubber Group, Inc.	1,503,128	$1,187,503
#	Formosan Union Chemical	2,645,936	1,854,043
#	Fortune Electric Co. Ltd.	442,534	7,407,367
	Fositek Corp.	36,000	926,611
#	Founding Construction & Development Co. Ltd.	1,356,882	850,548
#	Foxconn Technology Co. Ltd.	3,063,241	7,576,617
	Foxsemicon Integrated Technology, Inc.	544,402	5,720,332
#	Franbo Lines Corp.	1,655,881	948,830
#	Froch Enterprise Co. Ltd.	1,534,384	871,413
#	FSP Technology, Inc.	887,619	1,604,346
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	347,401
#	Fu Hua Innovation Co. Ltd.	2,171,406	2,099,099
	Fubon Financial Holding Co. Ltd.	14,780,204	41,287,871
#	Fulgent Sun International Holding Co. Ltd.	1,098,730	3,660,867
#	Fullerton Technology Co. Ltd.	667,670	470,995
#*	Fulltech Fiber Glass Corp.	3,076,365	2,022,537
	Fusheng Precision Co. Ltd.	678,000	6,245,760
#	Fwusow Industry Co. Ltd.	1,448,109	773,594
#	G Shank Enterprise Co. Ltd.	1,186,562	3,183,635
#	Galaxy Software Services Corp.	20,995	81,857
	Gallant Micro Machining Co. Ltd.	16,000	336,766
	Gamania Digital Entertainment Co. Ltd.	971,000	2,369,075
#*	GCS Holdings, Inc.	401,000	830,605
#	GEM Services, Inc.	453,970	1,017,156
*	GEM Terminal Industrial Co. Ltd.	165,000	139,240

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	2,619,574	$2,858,510
*	General Interface Solution Holding Ltd.	1,920,000	3,375,668
#	General Plastic Industrial Co. Ltd.	631,478	707,507
#	Generalplus Technology, Inc.	436,000	729,446
#*	GeneReach Biotechnology Corp.	254,182	227,729
	Genesys Logic, Inc.	308,000	1,390,734
#	Genius Electronic Optical Co. Ltd.	666,576	9,186,496
	Genmont Biotech, Inc.	55,314	36,354
#	Genovate Biotechnology Co. Ltd.	366,371	253,369
	GeoVision, Inc.	467,840	886,899
	Getac Holdings Corp.	2,306,281	7,913,609
#	GFC Ltd.	277,400	879,868
	Giant Manufacturing Co. Ltd.	1,168,355	6,587,233
#	Giantplus Technology Co. Ltd.	2,035,000	1,032,047
#	Gigabyte Technology Co. Ltd.	1,215,750	9,582,180
#*	Gigasolar Materials Corp.	242,678	684,857
#*	Gigastorage Corp.	1,251,576	707,093
#	Global Brands Manufacture Ltd.	2,469,175	4,448,000
#	Global Lighting Technologies, Inc.	528,000	1,192,484
	Global Mixed Mode Technology, Inc.	516,000	3,588,755
#	Global PMX Co. Ltd.	420,000	1,697,045
#	Global Unichip Corp.	279,000	10,429,888
#	Globaltek Fabrication Co. Ltd.	78,000	206,687
	Globalwafers Co. Ltd.	882,779	11,491,226
#	Globe Union Industrial Corp.	1,815,136	929,654
#	Gloria Material Technology Corp.	3,559,885	5,062,002
*	Glotech Industrial Corp.	124,000	50,561
#*	GlycoNex, Inc.	334,828	272,792
#	GMI Technology, Inc.	1,055,563	2,145,368

		Shares	Value»
TAIWAN — (Continued)
#	Gold Circuit Electronics Ltd.	1,367,372	$7,854,968
#	Goldsun Building Materials Co. Ltd.	6,445,965	10,671,622
#	Gongin Precision Industrial Co. Ltd.	104,000	242,133
#	Good Will Instrument Co. Ltd.	411,342	549,667
#	Gordon Auto Body Parts	610,000	655,891
#	Gourmet Master Co. Ltd.	763,102	2,093,587
#	Grand Fortune Securities Co. Ltd.	2,170,214	860,908
#*	Grand Pacific Petrochemical	7,372,579	2,762,005
#	Grand Process Technology Corp.	96,000	4,657,389
#	GrandTech CG Systems, Inc.	331,890	620,199
	Grape King Bio Ltd.	869,000	4,067,394
	Great China Metal Industry	1,132,000	807,377
#	Great Taipei Gas Co. Ltd.	1,511,000	1,423,001
#	Great Tree Pharmacy Co. Ltd.	431,742	2,361,059
#	Great Wall Enterprise Co. Ltd.	4,359,478	6,942,882
	Greatek Electronics, Inc.	2,374,000	4,248,734
#	Green World FinTech Service Co. Ltd.	429,000	1,081,606
#	Group Up Industrial Co. Ltd.	308,000	2,614,381
#	GTM Holdings Corp.	1,004,550	1,063,208
#	Gudeng Precision Industrial Co. Ltd.	176,292	2,917,929
#*	Hai Kwang Enterprise Corp.	214,400	121,418
	Hannstar Board Corp.	2,595,164	4,462,491
#*	HannStar Display Corp.	14,221,323	3,993,650
#*	HannsTouch Holdings Co.	3,937,862	1,339,289
#	Hanpin Electron Co. Ltd.	381,000	566,028
	Harmony Electronics Corp.	92,000	101,660
#	Harvatek Corp.	1,062,839	738,544
#	Heran Co. Ltd.	97,000	315,776
#	Hey Song Corp.	1,993,500	2,568,914

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hi-Clearance, Inc.	146,045	$630,972
*	Highlight Tech Corp.	478,273	875,792
#*	High-Tek Harness Enterprise Co. Ltd.	141,000	62,421
	Highwealth Construction Corp.	5,982,407	7,514,568
#	Hi-Lai Foods Co. Ltd.	77,000	367,849
#	HIM International Music, Inc.	216,200	780,116
#	Hiroca Holdings Ltd.	466,221	442,711
#	Hitron Technology, Inc.	826,997	800,517
	Hiwin Mikrosystem Corp.	75,000	321,657
#	Hiwin Technologies Corp.	1,023,866	7,456,805
#	Hiyes International Co. Ltd.	182,944	842,067
#	Ho Tung Chemical Corp.	6,567,828	1,718,827
#	Hocheng Corp.	1,552,266	835,072
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	713,444
#	Holiday Entertainment Co. Ltd.	417,390	1,062,228
#	Holtek Semiconductor, Inc.	1,042,000	1,780,964
	Holy Stone Enterprise Co. Ltd.	1,022,358	2,834,685
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	18,429,403	118,127,385
#	Hong Ho Precision Textile Co. Ltd.	306,000	402,636
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,324,566
#	Hong TAI Electric Industrial	1,557,000	1,605,611
#	Hong YI Fiber Industry Co.	1,007,680	519,224
#	Horizon Securities Co. Ltd.	2,505,560	880,839
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,443,184
#	Hotai Finance Co. Ltd.	1,007,960	2,844,705
	Hotai Motor Co. Ltd.	516,180	10,388,152

		Shares	Value»
TAIWAN — (Continued)
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	$462,870
#	Hsin Ba Ba Corp.	50,017	190,142
#	Hsin Kuang Steel Co. Ltd.	1,825,000	3,134,434
	Hsin Yung Chien Co. Ltd.	263,510	780,064
#	Hsing TA Cement Co.	846,222	485,815
#*	HTC Corp.	4,551,619	6,170,886
	Hu Lane Associate, Inc.	571,493	2,982,415
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,880,788
*	Hua Jung Components Co. Ltd.	34,000	16,091
	Hua Nan Financial Holdings Co. Ltd.	24,364,365	19,212,434
#	Hua Yu Lien Development Co. Ltd.	110,000	444,565
#	Huaku Development Co. Ltd.	2,152,640	7,838,033
#	Huang Hsiang Construction Corp.	354,735	627,345
#	Huikwang Corp.	57,000	55,349
#	Hung Ching Development & Construction Co. Ltd.	933,000	915,854
#	Hung Sheng Construction Ltd.	2,917,603	2,360,428
	Huxen Corp.	276,072	430,352
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	736,386
#	Hwacom Systems, Inc.	460,000	334,542
#	Hwang Chang General Contractor Co. Ltd.	203,200	607,347
*	Hycon Technology Corp.	105,169	219,176
*	Ibase Gaming, Inc.	47,000	62,745
#	Ibase Technology, Inc.	551,345	1,255,441
	IBF Financial Holdings Co. Ltd.	18,998,377	8,673,880
	ICARES Medicus, Inc.	17,600	75,217
#	Ichia Technologies, Inc.	1,688,255	2,091,599

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	I-Chiun Precision Industry Co. Ltd.	1,155,784	$4,364,452
*	Ideal Bike Corp.	684,324	184,635
#	IEI Integration Corp.	936,173	2,207,546
#*	In Win Development, Inc.	90,000	283,036
	Inergy Technology, Inc.	43,000	117,313
#	Infortrend Technology, Inc.	1,508,866	1,686,813
#	Info-Tek Corp.	502,000	615,529
#	Ingentec Corp.	77,886	502,139
	Innodisk Corp.	569,087	4,523,285
	Innolux Corp.	28,050,761	13,523,214
#	Inpaq Technology Co. Ltd.	607,199	1,488,715
#	Insyde Software Corp.	181,200	2,925,519
#	Intai Technology Corp.	244,800	857,818
#	Integrated Service Technology, Inc.	666,669	3,867,150
#*	IntelliEPI, Inc.	123,000	283,856
#	Interactive Digital Technologies, Inc.	114,000	300,261
#*	International CSRC Investment Holdings Co.	4,824,083	2,239,940
#	International Games System Co. Ltd.	1,098,000	34,644,374
#	Inventec Corp.	6,372,276	8,813,100
#	Iron Force Industrial Co. Ltd.	312,878	1,068,460
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,217,964
#	ITE Technology, Inc.	896,646	3,738,536
#	ITEQ Corp.	1,376,608	3,248,980
#	Jarllytec Co. Ltd.	359,828	1,657,227
#	Jean Co. Ltd.	911,262	657,415
#	Jentech Precision Industrial Co. Ltd.	225,356	10,120,016
	Jetway Information Co. Ltd.	198,750	319,453
#	Jetwell Computer Co. Ltd.	62,000	265,249
#	Jia Wei Lifestyle, Inc.	289,000	628,909
#	Jih Lin Technology Co. Ltd.	335,000	656,718
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	901,532
#	Jinan Acetate Chemical Co. Ltd.	267,983	7,028,661
#*	Jinli Group Holdings Ltd.	688,681	231,263

		Shares	Value»
TAIWAN — (Continued)
#	JMC Electronics Co. Ltd.	92,000	$123,220
#	Johnson Health Tech Co. Ltd.	397,000	1,843,786
#	Joinsoon Electronics Manufacturing Co. Ltd.	578,108	336,657
#	Jourdeness Group Ltd.	211,000	352,668
#	JPC connectivity, Inc.	561,450	3,072,495
#	JPP Holding Co. Ltd.	36,000	176,074
#	JSL Construction & Development Co. Ltd.	380,134	1,024,655
#	K Laser Technology, Inc.	962,459	644,749
#	Kaimei Electronic Corp.	488,851	964,848
	Kaori Heat Treatment Co. Ltd.	340,321	3,320,858
	Kaulin Manufacturing Co. Ltd.	1,143,684	518,894
#	Kedge Construction Co. Ltd.	346,448	777,165
	Keding Enterprises Co. Ltd.	14,000	56,099
	KEE TAI Properties Co. Ltd.	3,052,207	1,513,468
	Kenda Rubber Industrial Co. Ltd.	4,042,017	3,736,478
	Kent Industrial Co. Ltd.	99,000	93,916
	Kerry TJ Logistics Co. Ltd.	1,428,000	1,783,624
#*	Key Ware Electronics Co. Ltd.	579,430	245,387
#	Keystone Microtech Corp.	150,000	1,528,209
	KGI Financial Holding Co. Ltd.	41,285,092	21,273,144
#	KHGEARS International Ltd.	56,504	283,668
#	Kindom Development Co. Ltd.	3,035,000	4,259,727
#	King Chou Marine Technology Co. Ltd.	504,800	616,952
#	King Polytechnic Engineering Co. Ltd.	333,900	539,055
#	King Slide Works Co. Ltd.	157,450	5,915,082

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Yuan Electronics Co. Ltd.	7,380,032	$27,814,583
#	King’s Town Bank Co. Ltd.	5,828,653	8,941,142
#*	King’s Town Construction Co. Ltd.	659,690	1,535,202
	Kingstate Electronics Corp.	42,000	61,508
	Kinik Co.	502,000	4,706,824
#	Kinko Optical Co. Ltd.	759,120	587,666
#	Kinpo Electronics	8,325,892	6,244,309
#	Kinsus Interconnect Technology Corp.	2,525,476	8,268,525
	KMC Kuei Meng International, Inc.	443,951	1,877,574
#	KNH Enterprise Co. Ltd.	719,150	426,724
#	Ko Ja Cayman Co. Ltd.	137,000	208,904
#	KS Terminals, Inc.	966,290	2,266,556
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	19,822
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,948,083
#*	Kung Sing Engineering Corp.	3,354,135	1,202,970
#	Kuo Toong International Co. Ltd.	1,421,735	2,668,046
#*	Kuo Yang Construction Co. Ltd.	1,339,517	869,394
#	Kwong Fong Industries Corp.	381,733	162,609
	Kwong Lung Enterprise Co. Ltd.	731,000	1,281,359
#	L&K Engineering Co. Ltd.	1,117,261	7,728,874
#	La Kaffa International Co. Ltd.	221,947	708,463
*	LAN FA Textile	1,512,412	466,973
	Lang, Inc.	76,000	118,347
#	Lanner Electronics, Inc.	862,387	2,378,318
	Largan Precision Co. Ltd. (3008 TT)	236,234	16,545,987
#	Laser Tek Taiwan Co. Ltd.	439,086	919,735
#	Laster Tech Corp. Ltd.	586,540	696,072

		Shares	Value»
TAIWAN — (Continued)
*	LCY Technology Corp.	111,000	$72,106
#*	Leader Electronics, Inc.	361,097	200,394
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,437,121
*	Leatec Fine Ceramics Co. Ltd.	23,000	20,032
#	Ledlink Optics, Inc.	309,858	320,059
	LEE CHI Enterprises Co. Ltd.	1,204,000	558,187
#	Lelon Electronics Corp.	639,122	1,423,371
	Lemtech Holdings Co. Ltd.	215,032	691,497
#	Leo Systems, Inc.	130,000	133,170
#*	Leofoo Development Co. Ltd.	790,010	428,158
#*	Li Cheng Enterprise Co. Ltd.	561,057	229,758
	Li Ming Development Construction Co. Ltd.	10,000	19,003
#*	Li Peng Enterprise Co. Ltd.	3,785,060	933,130
#	Lian HWA Food Corp.	738,490	2,576,641
#	Lida Holdings Ltd.	421,000	340,545
	Lien Hwa Industrial Holdings Corp.	2,987,787	5,548,078
	Ligitek Electronics Co. Ltd.	97,000	119,283
#	Lingsen Precision Industries Ltd.	2,676,490	1,578,313
#	Lintes Technology Co. Ltd.	26,000	141,017
#	Lion Travel Service Co. Ltd.	545,000	2,286,354
	Lite-On Technology Corp.	4,371,419	13,703,502
#	Liton Technology Corp.	346,000	369,985
#*	Long Bon International Co. Ltd.	2,254,276	1,493,207
#	Long Da Construction & Development Corp.	1,230,000	1,337,333
#*	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,466,863
#	Longwell Co.	1,004,000	2,423,843

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Loop Telecommunication International, Inc.	64,000	$143,489
	Lotes Co. Ltd.	379,223	19,286,681
#	Lotus Pharmaceutical Co. Ltd.	673,000	5,223,357
#	Lu Hai Holding Corp.	365,353	357,335
#	Lucky Cement Corp.	1,165,000	530,566
#	Lumax International Corp. Ltd.	570,513	1,931,616
#*	Lung Yen Life Service Corp.	1,035,000	1,484,529
	Lungteh Shipbuilding Co. Ltd.	329,700	1,145,986
#	Luxe Green Energy Technology Co. Ltd.	338,048	277,486
#	LuxNet Corp.	163,705	689,001
#	M3 Technology, Inc.	39,000	125,878
#	M31 Technology Corp.	64,080	1,452,827
#	Macauto Industrial Co. Ltd.	403,000	770,055
#	Machvision, Inc.	216,890	2,382,779
#	Macroblock, Inc.	229,000	553,149
	Macronix International Co. Ltd.	10,906,837	8,121,898
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	188,198
#	Makalot Industrial Co. Ltd.	718,723	7,710,795
#	Marketech International Corp.	614,000	2,877,631
#	Materials Analysis Technology, Inc.	378,179	3,141,784
#	Maxigen Biotech, Inc.	209,650	274,789
#	Mayer Steel Pipe Corp.	1,069,086	911,938
#	Maywufa Co. Ltd.	178,462	131,336
#	Mechema Chemicals International Corp.	291,000	637,895
#*	Medeon Biodesign, Inc.	122,549	177,279
	MediaTek, Inc.	2,597,823	101,128,483
	Mega Financial Holding Co. Ltd.	13,213,460	16,099,222
#	Meiloon Industrial Co.	518,911	597,400

		Shares	Value»
TAIWAN — (Continued)
#*	Mercuries & Associates Holding Ltd.	3,576,247	$1,866,196
	Mercuries Data Systems Ltd.	52,000	42,515
#*	Mercuries Life Insurance Co. Ltd.	19,943,450	4,242,944
#	Merida Industry Co. Ltd.	863,588	4,703,754
	Merry Electronics Co. Ltd.	1,480,785	4,834,707
#	METAAGE Corp.	435,000	632,485
*	Metatech AP, Inc.	70,000	102,311
#*	Microbio Co. Ltd.	1,137,144	1,339,175
	Micro-Star International Co. Ltd.	2,891,465	15,816,731
#	Mildef Crete, Inc.	328,000	944,875
#	MIN AIK Technology Co. Ltd.	811,249	690,276
	Mitac Holdings Corp.	6,455,535	9,007,927
	Mitake Information Corp.	31,000	60,380
	MJ International Co. Ltd.	47,000	72,678
#*	Mobiletron Electronics Co. Ltd.	504,960	685,933
#	momo.com, Inc.	310,325	3,600,995
#*	MOSA Industrial Corp.	630,162	446,014
*	Mosel Vitelic, Inc.	148,000	148,341
#	Motech Industries, Inc.	1,466,000	1,089,408
	MPI Corp.	639,000	15,738,416
#	MSSCORPS Co. Ltd.	271,995	1,706,012
	Munsin Garment Corp.	21,000	31,498
#*	My Humble House Hospitality Management Consulting	37,000	66,292
#	Nak Sealing Technologies Corp.	429,549	1,525,874
#	Namchow Holdings Co. Ltd.	1,457,000	2,486,589
	Nan Juen International Co. Ltd.	3,000	15,792
*	Nan Kang Rubber Tire Co. Ltd.	462,000	680,110

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Liu Enterprise Co. Ltd.	249,000	$545,760
#	Nan Pao Resins Chemical Co. Ltd.	309,000	2,716,692
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	482,540
#	Nan Ya Plastics Corp.	8,287,584	10,677,938
#	Nan Ya Printed Circuit Board Corp.	1,015,211	4,098,363
#	Nang Kuang Pharmaceutical Co. Ltd.	407,000	544,832
	Nantex Industry Co. Ltd.	1,685,363	1,813,863
#*	Nanya Technology Corp.	3,573,751	4,627,806
#	National Aerospace Fasteners Corp.	129,000	349,463
#	National Petroleum Co. Ltd.	643,000	1,296,960
#	Netronix, Inc.	439,000	1,590,719
*	NewAsia Construction & Development Corp.	821,000	305,088
	New Best Wire Industrial Co. Ltd.	189,200	195,974
#*	Newmax Technology Co. Ltd.	454,000	385,707
#	Nexcom International Co. Ltd.	696,267	1,033,713
#	Nichidenbo Corp.	1,181,552	2,215,350
#	Nidec Chaun-Choung Technology Corp.	134,000	865,907
#	Nien Hsing Textile Co. Ltd.	805,656	499,818
	Nien Made Enterprise Co. Ltd.	816,000	12,159,413
#	Niko Semiconductor Co. Ltd.	446,974	626,853
#	Nishoku Technology, Inc.	282,800	1,156,653
	North-Star International Co. Ltd.	451,000	866,575
#	Nova Technology Corp.	198,000	1,135,078

		Shares	Value»
TAIWAN — (Continued)
#	Novatek Microelectronics Corp.	1,621,000	$25,046,608
#	Nuvoton Technology Corp.	1,205,000	3,737,795
	Nyquest Technology Co. Ltd.	100,000	173,979
	O-Bank Co. Ltd.	4,778,961	1,459,282
#*	Ocean Plastics Co. Ltd.	873,000	920,450
	OFCO Industrial Corp.	79,696	55,238
	OK Biotech Co. Ltd.	103,718	77,680
#*	Oneness Biotech Co. Ltd.	493,870	1,943,083
#	Optimax Technology Corp.	119,000	114,959
#	Orient Europharma Co. Ltd.	161,000	243,502
#	Orient Semiconductor Electronics Ltd.	3,333,637	3,942,913
#	Oriental Union Chemical Corp.	3,724,819	2,039,791
#	O-TA Precision Industry Co. Ltd.	501,683	1,292,514
#	Pacific Construction Co.	1,439,276	457,510
#	Pacific Hospital Supply Co. Ltd.	387,706	1,071,812
#	PADAUK Technology Co. Ltd.	17,855	52,950
#*	Paiho Shih Holdings Corp.	1,223,086	1,141,882
#	Pan Asia Chemical Corp.	467,308	212,158
#	Pan German Universal Motors Ltd.	105,000	948,065
#	Pan Jit International, Inc.	1,917,074	3,276,407
#	Pan Ram International Corp.	119,000	95,590
#	Pan-International Industrial Corp.	2,891,854	3,343,212
#	Panion & BF Biotech, Inc.	396,753	1,053,314
	Parade Technologies Ltd.	270,805	5,895,358
#*	Paragon Technologies Co. Ltd.	306,248	302,332
#	Parpro Corp.	245,000	221,610

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Patec Precision Industry Co. Ltd.	9,192	$33,503
#*	PChome Online, Inc.	820,581	1,233,676
#	PCL Technologies, Inc.	397,129	1,310,893
#	P-Duke Technology Co. Ltd.	348,644	949,059
	Pegatron Corp.	6,980,293	21,165,403
#	Pegavision Corp.	301,912	3,499,553
	PharmaEngine, Inc.	57,000	180,293
*	PharmaEssentia Corp.	291,000	5,691,007
*	Phihong Technology Co. Ltd.	109,000	127,028
#	Phison Electronics Corp.	508,000	7,290,507
#	Phoenix Silicon International Corp.	1,060,010	3,950,699
#	Phoenix Tours International, Inc.	193,800	365,565
*	Phytohealth Corp.	361,000	194,984
#	Pixart Imaging, Inc.	995,000	7,415,156
#	Planet Technology Corp.	208,000	1,045,019
#	Plastron Precision Co. Ltd.	656,491	331,815
#*	Plotech Co. Ltd.	459,800	186,394
#	Polytronics Technology Corp.	404,239	870,229
#	Posiflex Technology, Inc.	192,939	1,235,489
	Pou Chen Corp.	8,125,005	9,499,485
#	Power Wind Health Industry, Inc.	211,319	761,752
#*	Powerchip Semiconductor Manufacturing Corp.	11,965,000	6,606,555
	Powertech Technology, Inc.	4,454,580	17,345,716
	Powertip Technology Corp.	201,000	99,349
	Poya International Co. Ltd.	316,226	4,914,960
	President Chain Store Corp.	1,792,728	16,460,522
	President Securities Corp.	6,498,644	5,167,978
#	Primax Electronics Ltd.	3,242,000	8,091,772
#	Prince Housing & Development Corp.	7,963,140	2,566,988

		Shares	Value»
TAIWAN — (Continued)
	Princeton Technology Corp.	70,000	$43,114
#	Pro Hawk Corp.	93,000	466,342
#	Progate Group Corp.	69,957	364,509
#	Promate Electronic Co. Ltd.	1,237,000	3,150,452
#	Prosperity Dielectrics Co. Ltd.	801,687	1,109,651
	P-Two Industries, Inc.	17,000	16,923
#	Qisda Corp.	6,365,525	7,082,555
#	QST International Corp.	462,240	957,334
#	Qualipoly Chemical Corp.	681,893	929,234
#	Quang Viet Enterprise Co. Ltd.	265,000	844,139
	Quanta Computer, Inc.	2,321,436	21,081,744
#	Quanta Storage, Inc.	1,339,000	3,937,836
#*	Quintain Steel Co. Ltd.	2,151,384	794,272
	Radiant Opto-Electronics Corp.	2,121,692	13,809,976
#*	Radium Life Tech Co. Ltd.	5,175,833	1,539,043
	Rafael Microelectronics, Inc.	55,097	222,184
#	Raydium Semiconductor Corp.	250,000	2,621,848
#*	RDC Semiconductor Co. Ltd.	80,000	534,983
	Realtek Semiconductor Corp.	703,861	10,327,378
	ReaLy Development&Construction Corp.	10,000	10,541
#	Rechi Precision Co. Ltd.	2,437,292	1,950,071
#	Rexon Industrial Corp. Ltd.	874,559	934,843
#*	Rich Development Co. Ltd.	3,871,532	1,195,163
	Richmond International Travel & Tours Co. Ltd.	42,000	138,116
*	Right WAY Industrial Co. Ltd.	195,000	82,643
*	RiTdisplay Corp.	104,402	140,908

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	4,923,593	$2,163,655
	Rodex Fasteners Corp.	125,000	159,377
*††	Roo Hsing Co. Ltd.	3,680,000	333,825
#	Ruby Tech Corp.	56,650	95,451
	Ruentex Development Co. Ltd.	4,682,217	6,721,820
#	Ruentex Engineering & Construction Co.	571,816	2,359,206
#	Ruentex Industries Ltd.	2,884,253	6,806,176
#	Run Long Construction Co. Ltd.	3,571,068	5,337,985
#	Sakura Development Co. Ltd.	804,316	1,259,539
#	Sampo Corp.	2,123,895	1,894,739
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,731,759
#	San Far Property Ltd.	1,234,297	937,488
#	San Fu Chemical Co. Ltd.	181,000	709,452
#	San Shing Fastech Corp.	684,622	1,193,714
#	Sanitar Co. Ltd.	303,000	380,809
#	Sanyang Motor Co. Ltd.	3,330,802	7,194,988
	Savior Lifetec Corp.	1,485,203	1,013,041
	Scan-D Corp.	7,000	8,262
#	SCI Pharmtech, Inc.	239,696	666,392
#	Scientech Corp.	186,000	2,551,365
	ScinoPharm Taiwan Ltd.	1,213,000	906,438
#	SciVision Biotech, Inc.	171,000	535,102
#	SDI Corp.	929,000	3,413,601
	Sea & Land Integrated Corp.	92,500	87,225
#*	Sea Sonic Electronics Co. Ltd.	276,000	550,442
	Senao International Co. Ltd.	521,547	568,112
#	Senao Networks, Inc.	226,796	980,067
#	Sensortek Technology Corp.	118,000	941,393
#	Sercomm Corp.	2,116,000	7,208,513
#	Sesoda Corp.	1,341,261	1,651,670

		Shares	Value»
TAIWAN — (Continued)
	Shanghai Commercial & Savings Bank Ltd.	4,618,660	$5,737,478
#	Shan-Loong Transportation Co. Ltd.	619,247	390,517
#	Sharehope Medicine Co. Ltd.	705,611	654,705
	Sheh Fung Screws Co. Ltd.	89,000	162,071
#	Sheng Yu Steel Co. Ltd.	962,000	783,357
#	ShenMao Technology, Inc.	620,450	1,276,844
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	707,562
#	Shih Her Technologies, Inc.	373,000	1,614,708
#*	Shih Wei Navigation Co. Ltd.	2,726,634	1,471,621
*	Shihlin Development Co. Ltd.	96,000	34,561
	Shihlin Electric & Engineering Corp.	888,787	5,559,839
#*	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	412,140
	Shin Hai Gas Corp.	8,242	13,395
#	Shin Hsiung Natural Gas Co. Ltd.	253,782	384,047
*	Shin Kong Financial Holding Co. Ltd.	47,786,247	16,908,980
#	Shin Ruenn Development Co. Ltd.	539,900	995,053
	Shin Shin Natural Gas Co.	12,480	15,539
#	Shin Zu Shing Co. Ltd.	1,139,411	6,095,581
#	Shinfox Energy Co. Ltd.	182,000	655,244
	Shinih Enterprise Co. Ltd.	3,000	1,917
#*	Shining Building Business Co. Ltd.	2,773,622	897,777
#	Shinkong Insurance Co. Ltd.	1,833,784	5,578,235
	Shinkong Synthetic Fibers Corp.	8,122,844	3,834,674
#	Shinkong Textile Co. Ltd.	920,169	1,311,586
	Shiny Brands Group Co. Ltd.	7,000	38,117

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Shiny Chemical Industrial Co. Ltd.	634,302	$3,301,091
*	Shun On Electronic Co. Ltd.	99,000	96,715
#	ShunSin Technology Holding Ltd.	247,000	1,559,695
#	Shuttle, Inc.	2,415,000	1,515,393
	Sigurd Microelectronics Corp.	3,773,523	8,533,109
	Silergy Corp.	611,000	9,479,277
#	Silicon Integrated Systems Corp.	1,542,905	3,661,610
#	Silicon Power Computer & Communications, Inc.	128,000	124,137
	Silitech Technology Corp.	69,521	85,309
#	Simplo Technology Co. Ltd.	764,880	8,063,077
#	Sinbon Electronics Co. Ltd.	684,849	5,605,943
	Sincere Navigation Corp.	2,291,741	1,844,815
#	Single Well Industrial Corp.	257,351	272,737
#	Sinher Technology, Inc.	406,000	448,867
#	Sinmag Equipment Corp.	296,519	1,312,384
	Sino-American Silicon Products, Inc.	2,509,000	12,143,482
#	Sinon Corp.	3,121,740	4,053,080
#	SinoPac Financial Holdings Co. Ltd.	35,714,377	25,352,827
#	Sinopower Semiconductor, Inc.	117,100	377,359
#	Sinphar Pharmaceutical Co. Ltd.	777,998	746,378
	Sinyi Realty, Inc.	1,834,314	1,711,765
#	Sirtec International Co. Ltd.	581,000	646,170
#	Sitronix Technology Corp.	733,774	5,027,132
#	Siward Crystal Technology Co. Ltd.	1,161,705	1,035,774
#	Soft-World International Corp.	385,000	1,633,093

		Shares	Value»
TAIWAN — (Continued)
#	Solar Applied Materials Technology Corp.	2,627,531	$5,040,049
#	Solteam, Inc.	454,269	738,865
*	Solytech Enterprise Corp.	310,000	122,922
#	Sonix Technology Co. Ltd.	951,000	1,373,079
#	Southeast Cement Co. Ltd.	1,181,000	797,177
#	Speed Tech Corp.	706,000	1,074,853
#	Spirox Corp.	273,745	651,161
#	Sporton International, Inc.	600,844	3,920,731
#	Sports Gear Co. Ltd.	173,000	636,884
#	St. Shine Optical Co. Ltd.	397,000	2,599,564
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,111,496
	Standard Foods Corp.	2,674,734	3,132,829
#	Stark Technology, Inc.	618,520	2,490,927
#	S-Tech Corp.	339,000	346,260
#	STL Technology Co. Ltd.	106,000	111,450
#	Sumeeko Industries Co. Ltd.	92,000	309,113
	Sun Race Sturmey-Archer, Inc.	204,000	175,199
#*	Sun Yad Construction Co. Ltd.	570,495	259,828
	Sunfun Info Co. Ltd.	16,508	150,310
#	Sunjuice Holdings Co. Ltd.	73,000	319,707
#*	Sunko INK Co. Ltd.	373,800	239,417
#	SunMax Biotechnology Co. Ltd.	146,000	1,205,709
	Sunny Friend Environmental Technology Co. Ltd.	535,257	1,591,645
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,912,001	5,642,596
#	Sunplus Innovation Technology, Inc.	100,000	528,054
*	Sunplus Technology Co. Ltd.	2,976,153	2,678,201

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunrex Technology Corp.	1,238,145	$2,135,287
#	Sunspring Metal Corp.	932,291	953,378
#*	Super Dragon Technology Co. Ltd.	170,000	186,364
#	Superior Plating Technology Co. Ltd.	89,000	167,912
#	Supreme Electronics Co. Ltd.	3,451,051	7,014,833
#	Swancor Holding Co. Ltd.	421,000	1,348,997
#	Sweeten Real Estate Development Co. Ltd.	1,263,556	1,224,791
#	Symtek Automation Asia Co. Ltd.	426,555	2,632,247
#	Syncmold Enterprise Corp.	718,000	2,237,372
*	SYNergy ScienTech Corp.	104,000	71,769
	Syngen Biotech Co. Ltd.	14,000	57,885
#	Synmosa Biopharma Corp.	1,443,975	1,627,291
	Synnex Technology International Corp.	3,903,732	8,574,432
	Syn-Tech Chem & Pharm Co. Ltd.	18,000	52,115
#	Syscom Computer Engineering Co.	71,000	118,668
	Systex Corp.	963,293	3,942,244
	T3EX Global Holdings Corp.	712,178	1,885,803
	TA Chen Stainless Pipe	10,195,566	10,268,703
#	Ta Ya Electric Wire & Cable	4,102,191	5,775,056
#	Ta Yih Industrial Co. Ltd.	211,000	240,632
	Tah Hsin Industrial Corp.	233,378	512,727
#	TAI Roun Products Co. Ltd.	228,000	114,313
#	TA-I Technology Co. Ltd.	758,834	1,097,111
#*	Tai Tung Communication Co. Ltd.	933,230	790,460
	Taichung Commercial Bank Co. Ltd.	27,955,336	15,381,509

		Shares	Value»
TAIWAN — (Continued)
#	TaiDoc Technology Corp.	531,532	$2,603,655
#	Taiflex Scientific Co. Ltd.	1,255,657	2,047,347
#	Tailyn Technologies, Inc.	73,000	71,746
#	Taimide Tech, Inc.	644,940	885,117
#	Tainan Enterprises Co. Ltd.	643,289	739,530
	Tainan Spinning Co. Ltd.	7,949,791	3,750,516
*	Tainergy Tech Co. Ltd.	285,000	131,494
#	Tai-Saw Technology Co. Ltd.	498,960	397,908
#	Taishin Financial Holding Co. Ltd.	34,772,491	18,475,303
#	TaiSol Electronics Co. Ltd.	478,000	952,216
#*	Taisun Enterprise Co. Ltd.	1,090,775	676,492
#	Taita Chemical Co. Ltd.	1,632,792	916,379
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,187,479
	Taitien Electronics Co. Ltd.	94,000	78,205
	Taiwan Business Bank	28,435,094	13,678,235
	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	734,293
	Taiwan Cogeneration Corp.	2,955,578	3,945,276
	Taiwan Cooperative Financial Holding Co. Ltd.	20,548,420	16,066,227
	Taiwan Environment Scientific Co. Ltd.	45,640	83,317
#	Taiwan FamilyMart Co. Ltd.	205,000	1,207,573
#	Taiwan Fertilizer Co. Ltd.	2,950,000	5,228,398
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,242,383
	Taiwan Fructose Co. Ltd.	62,540	32,351
#	Taiwan FU Hsing Industrial Co. Ltd.	1,126,000	1,842,974
#*	Taiwan Glass Industry Corp.	6,301,904	3,792,449

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan High Speed Rail Corp.	5,263,000	$4,773,339
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	11,217,473
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,858,318
#*	Taiwan IC Packaging Corp.	305,000	168,991
††	Taiwan Land Development Corp.	6,008,009	94,227
#	Taiwan Line Tek Electronic	515,700	480,208
#	Taiwan Mask Corp.	1,529,000	2,580,184
	Taiwan Mobile Co. Ltd.	5,997,900	21,139,328
#	Taiwan Navigation Co. Ltd.	1,552,720	1,487,854
	Taiwan Paiho Ltd.	2,145,152	5,353,323
#	Taiwan PCB Techvest Co. Ltd.	2,197,816	2,565,034
	Taiwan Pelican Express Co. Ltd.	86,000	112,071
#	Taiwan Sakura Corp.	1,186,243	3,063,446
#	Taiwan Sanyo Electric Co. Ltd.	541,650	670,050
#	Taiwan Secom Co. Ltd.	1,664,405	7,046,623
#	Taiwan Semiconductor Co. Ltd.	1,689,000	3,268,326
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	1,258,476,442
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,639,669	502,962,531
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,217,186
#	Taiwan Steel Union Co. Ltd.	141,000	527,065
#*	Taiwan Styrene Monomer	3,139,404	1,176,736
	Taiwan Surface Mounting Technology Corp.	2,338,674	7,683,419
#	Taiwan Taxi Co. Ltd.	210,722	747,783
#*	Taiwan TEA Corp.	4,313,896	2,784,173

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Union Technology Corp.	2,182,000	$10,804,684
#	Taiwan-Asia Semiconductor Corp.	2,113,537	2,260,812
#	Taiyen Biotech Co. Ltd.	707,910	738,773
*	Tang Eng Iron Works Co. Ltd.	152,000	155,215
#*	Tatung Co. Ltd.	4,436,588	6,055,278
#*	TBI Motion Technology Co. Ltd.	323,000	432,828
	TCC Group Holdings Co. Ltd.	14,251,055	14,157,249
#	TCI Co. Ltd.	707,282	2,915,337
#	Te Chang Construction Co. Ltd.	492,980	943,006
#	Teco Electric & Machinery Co. Ltd.	4,643,000	7,096,624
	Tehmag Foods Corp.	120,860	1,151,024
#	TEKOM Technologies, Inc.	40,000	120,190
	Ten Ren Tea Co. Ltd.	171,170	171,780
	Tera Autotech Corp.	24,863	20,551
	Test Research, Inc.	1,115,370	4,562,294
#	Test Rite International Co. Ltd.	1,513,166	961,558
#*	Tex-Ray Industrial Co. Ltd.	959,000	313,548
#	Thermaltake Technology Co. Ltd.	260,391	296,557
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,620,140
#	Thye Ming Industrial Co. Ltd.	904,793	1,871,058
	Tofu Restaurant Co. Ltd.	23,280	184,204
	Ton Yi Industrial Corp.	6,584,300	3,353,319
	Tong Hsing Electronic Industries Ltd.	1,464,637	5,796,863
	Tong Ming Enterprise Co. Ltd.	133,000	144,077
#	Tong Yang Industry Co. Ltd.	2,539,341	8,396,933
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,502,273

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Top Union Electronics Corp.	863,835	$851,550
	Topco Scientific Co. Ltd.	1,091,707	10,538,998
#	Topco Technologies Corp.	307,468	669,660
#	Topkey Corp.	465,000	3,321,574
#	Topoint Technology Co. Ltd.	1,041,993	1,255,679
#	Toung Loong Textile Manufacturing	622,980	437,253
#*	TPK Holding Co. Ltd.	2,495,000	3,223,674
#	Trade-Van Information Services Co.	388,000	937,625
	Transart Graphics Co. Ltd.	31,000	48,606
#	Transcend Information, Inc.	1,258,870	3,751,546
	Transcom, Inc.	294,030	1,232,755
	Tripod Technology Corp.	1,865,660	11,012,202
#	Trusval Technology Co. Ltd.	45,867	316,752
#	Tsang Yow Industrial Co. Ltd.	383,000	352,387
#	Tsann Kuen Enterprise Co. Ltd.	497,865	514,465
#	TSC Auto ID Technology Co. Ltd.	215,085	1,491,680
#	TSEC Corp.	550,000	365,909
	TSRC Corp.	4,323,154	3,261,361
	TST Group Holding Ltd.	6,600	18,144
	Ttet Union Corp.	262,000	1,247,570
#	TTFB Co. Ltd.	148,036	932,957
	TTY Biopharm Co. Ltd.	1,555,991	3,549,903
#*	Tul Corp.	46,000	106,619
	Tung Ho Steel Enterprise Corp.	4,464,052	10,204,811
	Tung Ho Textile Co. Ltd.	17,000	12,433
#	Tung Thih Electronic Co. Ltd.	488,400	1,502,118
#	TURVO International Co. Ltd.	229,515	1,140,960
*	Twinhead International Corp.	40,000	110,459
	TXC Corp.	2,510,762	9,098,473

		Shares	Value»
TAIWAN — (Continued)
#	TYC Brother Industrial Co. Ltd.	1,212,333	$2,219,763
#	Tycoons Group Enterprise	2,237,327	680,087
#*	Tyntek Corp.	1,844,413	1,247,236
#	TZE Shin International Co. Ltd.	652,200	452,918
#	UDE Corp.	533,000	1,479,038
#	Ultra Chip, Inc.	260,000	719,789
	U-MEDIA Communications, Inc.	22,000	34,774
	U-Ming Marine Transport Corp.	3,491,200	6,018,811
#	Unic Technology Corp.	517,000	576,674
#	Unictron Technologies Corp.	117,000	243,128
	Unimicron Technology Corp.	4,277,563	20,890,707
	Union Bank of Taiwan	11,159,003	5,263,850
#*	Union Insurance Co. Ltd.	133,000	138,576
	Uni-President Enterprises Corp.	16,263,734	45,544,931
#	Unitech Computer Co. Ltd.	543,365	605,579
#*	Unitech Printed Circuit Board Corp.	4,216,516	3,898,212
*	United Alloy-Tech Co.	59,000	66,458
#	United Integrated Services Co. Ltd.	1,046,640	10,871,164
#	United Microelectronics Corp. (2303 TT)	24,563,441	35,438,811
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	566,776
	United Orthopedic Corp.	572,468	1,739,949
	United Radiant Technology	548,000	335,493
#	United Recommend International Co. Ltd.	239,785	438,341
#*	United Renewable Energy Co. Ltd.	8,651,644	2,991,582

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*††	Unity Opto Technology Co. Ltd.	3,736,276	$0
#	Univacco Technology, Inc.	301,000	522,225
#	Universal Cement Corp.	2,954,065	2,774,442
	Universal Microelectronics Co. Ltd.	29,000	24,261
#	Universal Microwave Technology, Inc.	115,000	1,080,565
	Universal Textile Co. Ltd.	46,000	27,234
#	Universal Vision Biotechnology Co. Ltd.	283,764	1,923,819
#	Universal, Inc.	199,000	171,292
#	UPC Technology Corp.	5,396,684	1,855,868
#*	UPI Semiconductor Corp.	38,000	288,074
	Userjoy Technology Co. Ltd.	309,536	773,667
#	USI Corp.	4,368,226	1,896,621
#*	Usun Technology Co. Ltd.	217,100	436,768
#	U-Tech Media Corp.	438,000	253,938
#	Utechzone Co. Ltd.	377,000	1,528,219
#	UVAT Technology Co. Ltd.	189,000	548,488
#	Value Valves Co. Ltd.	201,000	595,661
#	Vanguard International Semiconductor Corp.	5,395,382	15,925,588
	Ve Wong Corp.	704,524	1,042,371
#	Ventec International Group Co. Ltd.	456,000	986,190
#	VIA Labs, Inc.	107,000	500,354
*	Victory New Materials Ltd. Co.	596,500	187,037
#	Viking Tech Corp.	467,000	698,852
#	Visco Vision, Inc.	204,000	1,368,598
	VisEra Technologies Co. Ltd.	242,000	2,061,670
#	Visual Photonics Epitaxy Co. Ltd.	741,224	3,192,212
	Vivotek, Inc.	60,000	218,699
	Vizionfocus, Inc.	11,000	65,296
	Voltronic Power Technology Corp.	246,007	16,178,457

		Shares	Value»
TAIWAN — (Continued)
#	Wafer Works Corp.	4,060,544	$3,662,022
#	Waffer Technology Corp.	781,623	1,704,163
	Wah Hong Industrial Corp.	418,280	557,138
#	Wah Lee Industrial Corp.	1,354,400	5,087,757
#	Walsin Lihwa Corp.	8,189,881	7,506,061
	Walsin Technology Corp.	2,209,496	6,789,114
#	Walton Advanced Engineering, Inc.	2,036,662	1,010,036
	Wan Hai Lines Ltd.	2,531,972	6,703,433
#	WAN HWA Enterprise Co.	428,452	168,829
#*	We & Win Development Co. Ltd.	393,000	174,316
#*	We & Win Diversification Co. Ltd.	322,898	284,991
	WEI Chih Steel Industrial Co. Ltd.	318,000	227,482
#	Wei Chuan Foods Corp.	2,541,000	1,416,950
#	Weikeng Industrial Co. Ltd.	2,926,979	3,152,418
#	Well Shin Technology Co. Ltd.	624,443	1,213,142
#	Welldone Co.	131,000	195,019
	WELLELL, Inc.	308,463	242,278
#*††	Wha Yu Industrial Co. Ltd.	597,000	305,628
#	Wholetech System Hitech Ltd.	393,000	1,267,377
#*	Win Semiconductors Corp.	1,765,248	6,536,278
#*	Winbond Electronics Corp.	15,745,328	9,319,512
#	Winmate, Inc.	208,000	886,948
#	Winstek Semiconductor Co. Ltd.	523,000	1,677,057
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	101,000	4,048,413
	Wisdom Marine Lines Co. Ltd.	3,469,849	7,874,571
#*	Wisechip Semiconductor, Inc.	157,000	178,118
#*	Wiselink Co. Ltd.	320,123	956,894
#	Wistron Corp.	6,777,169	22,779,189

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	1,547,896	$5,783,851
#	WITS Corp.	278,365	992,124
	Wiwynn Corp.	217,000	12,336,975
#	Wonderful Hi-Tech Co. Ltd.	736,000	793,035
#	Wowprime Corp.	661,856	4,915,241
	WPG Holdings Ltd.	5,758,957	13,084,736
#	WT Microelectronics Co. Ltd.	2,124,766	7,150,402
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,718,359
#	WW Holding, Inc.	33,884	113,276
#*	XAC Automation Corp.	275,000	215,357
	XinTec, Inc.	1,210,000	7,807,611
#	X-Legend Entertainment Co. Ltd.	48,000	151,745
#	Xxentria Technology Materials Corp.	1,120,098	2,064,984
#	Ya Horng Electronic Co. Ltd.	129,000	225,711
	Yageo Corp.	1,053,657	17,921,032
	Yang Ming Marine Transport Corp.	6,339,491	13,015,102
#	Yankey Engineering Co. Ltd.	260,176	2,494,899
#	YC INOX Co. Ltd.	2,720,814	1,835,523
#	YCC Parts Manufacturing Co. Ltd.	109,000	196,111
#	Yea Shin International Development Co. Ltd.	1,553,343	1,471,136
#*	Yeh-Chiang Technology Corp.	39,000	44,672
#	Yem Chio Co. Ltd.	2,972,064	1,683,894
#	Yen Sun Technology Corp.	418,000	677,102
#*	Yeong Guan Energy Technology Group Co. Ltd.	712,054	855,081
#	YFC-Boneagle Electric Co. Ltd.	740,454	621,520
#	YFY, Inc.	7,432,997	7,056,975
#	Yi Jinn Industrial Co. Ltd.	1,461,700	873,823
	Yi Shin Textile Industrial Co. Ltd.	112,000	92,660
*	Yieh Hsing Enterprise Co. Ltd.	150,000	50,048

		Shares	Value»
TAIWAN — (Continued)
#	Yieh Phui Enterprise Co. Ltd.	6,803,358	$3,193,730
	Yonyu Plastics Co. Ltd.	546,050	413,158
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,304,499
*	Young Optics, Inc.	20,000	33,992
#	Youngtek Electronics Corp.	862,569	1,894,306
#	Yuan High-Tech Development Co. Ltd.	26,000	125,143
	Yuanta Financial Holding Co. Ltd.	31,022,764	31,114,787
#	Yuanta Futures Co. Ltd.	185,145	503,512
	Yuen Chang Stainless Steel Co. Ltd.	333,000	174,318
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	669,234
#	Yulon Finance Corp.	1,692,403	7,329,194
#	Yulon Motor Co. Ltd.	3,032,526	5,361,425
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	929,362
#	Yungshin Construction & Development Co. Ltd.	805,200	5,263,169
	YungShin Global Holding Corp.	1,316,400	2,301,629
#	Yusin Holding Corp.	118,000	476,138
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,334,080
#	Zenitron Corp.	1,297,000	1,284,090
#	Zero One Technology Co. Ltd.	902,868	2,796,033
#	Zhen Ding Technology Holding Ltd.	3,373,350	11,632,325
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	1,007,375
#	ZillTek Technology Corp.	11,000	117,183
#*	Zinwell Corp.	2,008,979	1,097,854
#	Zippy Technology Corp.	747,028	1,678,242
#	Zyxel Group Corp.	2,120,320	2,730,309

TOTAL TAIWAN			5,497,815,333

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (1.8%)
	AAPICO Hitech PCL (AH/F TB)	2,075,388	$1,223,892
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	17,845
#*	Absolute Clean Energy PCL	13,041,100	529,451
	Advanced Info Service PCL	2,305,509	18,788,412
	Advanced Information Technology PCL, Class F	8,326,850	1,051,189
	AEON Thana Sinsap Thailand PCL	737,300	3,058,883
#	After You PCL	1,722,800	546,272
	Airports of Thailand PCL	5,831,200	10,584,116
*	AJ Plast PCL	2,075,418	310,590
*	All Energy & Utilities PCL	17,226,600	122,518
	Allianz Ayudhya Capital PCL	136,500	131,464
	Amata Corp. PCL	5,658,800	4,905,020
*	Ananda Development PCL	16,269,707	347,139
	AP Thailand PCL	17,672,736	5,001,471
	Asia Plus Group Holdings PCL	18,197,900	1,369,763
*	Asia Precision PCL	913,300	54,671
	Asia Sermkij Leasing PCL, NVDR	1,638,750	592,466
	Asia Sermkij Leasing PCL	67,700	24,476
	Asian Alliance International PCL	1,859,200	371,895
	Asian Insulators PCL	2,470,690	287,009
	Asian Sea Corp. PCL, Class F	1,848,050	512,054
#	Asset World Corp. PCL	15,513,000	1,700,936
	Assetwise PCL	90,900	21,550
	B Grimm Power PCL	2,163,500	1,423,313
	Bangchak Corp. PCL	7,829,200	7,946,365
	Bangchak Sriracha PCL	2,804,400	614,982
	Bangkok Airways PCL	3,871,900	2,925,869
	Bangkok Bank PCL (BBLF TB)	2,439,900	10,628,695
	Bangkok Bank PCL (BBLR TB), NVDR	40,800	177,733
	Bangkok Chain Hospital PCL	4,072,850	2,088,022

		Shares	Value»
THAILAND — (Continued)
#	Bangkok Commercial Asset Management PCL	10,877,298	$2,675,406
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	11,765,934
	Bangkok Expressway & Metro PCL	14,145,455	3,311,575
	Bangkok Land PCL	91,998,352	1,690,294
	Bangkok Life Assurance PCL, NVDR	1,617,728	1,210,480
*	Bangkok Ranch PCL	4,050,800	226,878
	Banpu PCL	25,360,513	4,697,087
	Banpu Power PCL	2,290,300	861,959
	BCPG PCL	4,333,400	873,229
#	BEC World PCL	6,788,131	848,894
#	Berli Jucker PCL	4,310,750	3,078,651
	Betagro PCL	544,500	342,077
*	Better World Green PCL	31,992,467	417,149
	BG Container Glass PCL	873,900	200,703
	BKI Holdings PCL	165,140	1,468,129
	Bluebik Group PCL	80,500	100,193
*	Bound & Beyond PCL	614,200	164,721
	Brooker Group PCL	4,966,900	86,842
#*	BTS Group Holdings PCL	14,598,900	2,145,815
	Bumrungrad Hospital PCL	1,461,400	11,779,547
	Cal-Comp Electronics Thailand PCL, Class F	29,282,738	4,599,156
#	Carabao Group PCL, Class F	869,400	2,054,664
	Central Pattana PCL	3,142,600	5,843,774
	Central Plaza Hotel PCL	916,900	978,172
	Central Retail Corp. PCL	5,238,817	4,967,910
#	CH Karnchang PCL	4,736,167	2,694,752
*	Charoen Pokphand Foods PCL	12,509,200	9,193,307
	Chayo Group PCL	3,674,400	378,928
	Chiang Mai Ram Medical Business PCL	102,800	5,697
#	Chularat Hospital PCL, Class F	33,082,900	2,843,100
	CK Power PCL	8,164,000	885,472
	Com7 PCL, Class F	4,314,400	3,579,884

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Country Group Development PCL	23,756,500	$239,360
*	Country Group Holdings PCL, Class F	14,076,611	283,660
	CP ALL PCL	4,728,400	8,897,715
	Delta Electronics Thailand PCL	4,450,200	18,199,069
*	Demco PCL	1,164,700	120,111
#	Dhipaya Group Holdings PCL	3,194,000	2,579,241
	Diamond Building Products PCL	1,408,200	329,672
#	Dohome PCL	945,000	291,243
	Don Muang Tollway PCL	784,400	269,641
*	Dusit Thani PCL	117,600	38,335
	Dynasty Ceramic PCL	20,319,550	1,107,956
	Eastern Polymer Group PCL, Class F	5,716,000	796,124
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	430,556
	Ekachai Medical Care PCL	3,021,790	599,970
	Electricity Generating PCL	607,200	2,159,253
#	Energy Absolute PCL	4,753,700	1,112,883
#	Erawan Group PCL	9,979,900	1,182,978
#	Exotic Food PCL, Class F	1,343,000	935,264
#	Forth Corp. PCL	1,084,600	411,406
	Forth Smart Service PCL	1,486,849	264,368
	Fortune Parts Industry PCL, Class F	2,261,200	139,378
	Frasers Property Thailand PCL	109,400	42,794
	GFPT PCL	3,485,222	1,146,421
*	Global Green Chemicals PCL, Class F	391,100	51,923
#	Global Power Synergy PCL, Class F	1,381,626	1,729,847
*	Green Tech Ventures PCL, Class F	19,913,318	76,715

		Shares	Value»
THAILAND — (Continued)
	Gulf Energy Development PCL	2,766,100	$5,451,049
#	Gunkul Engineering PCL	22,083,700	1,780,046
	Haad Thip PCL	1,366,500	676,265
	Hana Microelectronics PCL	3,322,753	3,766,345
	Heng Leasing & Capital PCL	4,146,000	184,294
	Home Product Center PCL	17,014,515	4,815,191
	Humanica PCL	73,500	23,741
	Hwa Fong Rubber Thailand PCL, Class F	695,600	94,409
	ICC International PCL	64,049	64,533
#	Ichitan Group PCL	5,097,900	2,371,819
	Index Livingmall PCL	1,231,200	638,495
#	Indorama Ventures PCL	5,093,000	3,924,078
	Interlink Communication PCL	2,531,650	465,142
	Interlink Telecom PCL	663,626	46,018
#	Intouch Holdings PCL, Class F	349,500	1,108,209
#	IRPC PCL	40,364,590	1,842,094
	IT City PCL	163,900	24,091
	I-TAIL Corp. PCL	892,900	668,120
#*	Italian-Thai Development PCL	43,252,873	871,594
*††	ITV PLC	183,700	0
#	Jasmine International PCL	24,100,904	1,656,959
#*	Jasmine Technology Solution PCL	289,800	614,038
#*	Jaymart Group Holdings PCL	3,291,800	1,512,014
#	JMT Network Services PCL	3,889,297	2,293,585
	Jubilee Enterprise PCL	210,000	84,012
	Kang Yong Electric PCL	8,200	70,956
	Karmarts PCL	4,968,793	1,752,219
	Kasikornbank PCL (KBANKF TB)	91,000	396,414
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	3,099,748

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	KCE Electronics PCL	2,767,664	$2,952,612
	KGI Securities Thailand PCL	6,636,500	861,398
#	Khon Kaen Sugar Industry PCL	15,113,249	913,647
#	Kiatnakin Phatra Bank PCL	1,201,107	1,939,853
	Krung Thai Bank PCL	6,944,432	4,239,304
#	Krungthai Card PCL	2,212,600	3,130,883
	Ladprao General Hospital PCL, Class F	1,209,300	161,264
	Lalin Property PCL	1,613,800	310,852
	Lam Soon Thailand PCL	2,756,000	401,823
	Land & Houses PCL (LHF TB)	19,497,700	3,351,212
	Land & Houses PCL (LHR TB), NVDR	3,074,080	528,365
	LH Financial Group PCL	32,768,427	815,691
	Loxley PCL	11,146,635	469,054
#	LPN Development PCL	9,471,996	836,466
	Major Cineplex Group PCL	2,676,600	1,173,913
*	Malee Group PCL	1,487,800	507,029
	MBK PCL	5,863,628	3,457,881
	MC Group PCL	2,242,000	757,410
	MCS Steel PCL	3,750,900	822,541
*	MDX PCL	579,100	66,928
#	Mega Lifesciences PCL	2,158,200	2,526,268
	Minor International PCL	10,628,130	8,425,025
	MK Restaurants Group PCL	1,116,500	909,876
*	Mono Next PCL	4,112,600	204,746
#	Moshi Moshi Retail Corp. PLC	365,600	490,247
	Muang Thai Insurance PCL	27,600	87,924
	Muangthai Capital PCL	2,489,000	3,743,273
	Namyong Terminal PCL	2,888,200	261,902
	Netbay PCL	792,774	385,287
	Ngern Tid Lor PCL	3,981,853	2,088,570
	Noble Development PCL	5,961,100	537,020
	Nonthavej Hospital PCL	72,300	67,490

		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	8,613,900	$1,289,086
	NSL Foods PCL	227,400	219,010
*	Nusasiri PCL	13,241,300	105,946
#	Origin Property PCL, Class F	5,780,135	811,908
#	Osotspa PCL	3,401,900	2,086,808
	PCS Machine Group Holding PCL	1,542,500	203,869
	Plan B Media PCL, Class F	13,233,268	2,921,554
*	Platinum Group PCL, Class F	2,830,700	187,902
	Polyplex Thailand PCL	2,158,087	850,572
	Praram 9 Hospital PCL	1,807,850	1,312,560
#	Precious Shipping PCL	8,257,500	2,031,034
	Premier Marketing PCL	2,431,700	626,931
#	Prima Marine PCL	10,213,134	2,663,375
*	Principal Capital PCL	1,928,600	172,600
	Property Perfect PCL	68,971,887	388,344
	Pruksa Holding PCL	4,979,100	1,313,202
*	PSG Corp. PCL	3,360,000	52,772
	PTG Energy PCL	8,443,900	2,414,688
	PTT Exploration & Production PCL	5,536,569	20,754,956
	PTT Global Chemical PCL	6,921,558	5,332,953
#	PTT Oil & Retail Business PCL	5,155,800	2,352,921
	PTT PCL	36,706,900	36,440,396
	Quality Houses PCL	53,789,704	2,964,850
	R&B Food Supply PCL	2,190,000	382,901
*	Rabbit Holdings PCL, Class F	43,098,881	753,544
*	Raimon Land PCL	20,471,100	212,324
	Rajthanee Hospital PCL	1,046,000	725,334
	Ramkhamhaeng Hospital PCL, Class F	10,500	7,406
#	Ratch Group PCL	2,498,000	2,387,331
	Ratchaphruek Hospital PCL, Class F	2,968,000	496,939
	Ratchthani Leasing PCL	15,207,094	878,762

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Regional Container Lines PCL	2,570,000	$1,961,105
*	Roctec Global PCL	11,706,100	326,085
	Rojana Industrial Park PCL	5,984,112	1,294,533
#	RS PCL	6,625,120	1,197,607
#	S Hotels & Resorts PCL	8,446,086	565,659
	Sabina PCL	1,174,815	755,474
	Saha Pathana Inter-Holding PCL	33,600	65,467
	Sahamitr Pressure Container PCL	1,503,700	436,695
	Saha-Union PCL	755,300	716,242
	Saksiam Leasing PCL	2,695,800	431,392
#*	Samart Corp. PCL	2,378,499	514,537
	Sansiri PCL	98,818,085	5,358,930
#	Sappe PCL	894,400	1,795,691
#	SC Asset Corp. PCL	14,429,516	1,291,366
	SCB X PCL	2,083,969	7,009,349
††	SCG Ceramics PCL	6,288,800	35,409
	SCG Packaging PCL	2,603,100	1,967,078
#	SCGJWD Logistics PCL	160,400	56,089
	SEAFCO PCL	4,810,502	333,578
	Sena Development PCL	4,559,850	316,196
#	Sermsang Power Corp. Co. Ltd.	2,725,706	464,448
	Siam Cement PCL	514,100	3,199,318
#	Siam Global House PCL	4,335,393	2,068,449
	Siam Wellness Group PCL, Class F	2,514,700	491,836
	Siamgas & Petrochemicals PCL	5,893,300	1,239,959
	Sikarin PCL, Class F	1,439,500	392,455
*	Singer Thailand PCL	2,218,600	723,206
#	Singha Estate PCL	21,262,581	598,591
	SiS Distribution Thailand PCL	260,200	196,625
	SISB PCL	1,144,100	1,169,698
*	SKY ICT PCL, Class F	142,800	100,292
*	SNC Former PCL	1,905,000	330,249
	Somboon Advance Technology PCL	1,975,325	708,296
	SPCG PCL	3,684,200	955,304
#	Sri Trang Agro-Industry PCL	7,539,938	4,625,181
#	Sri Trang Gloves Thailand PCL	6,475,825	2,034,190

		Shares	Value»
THAILAND — (Continued)
#	Srinanaporn Marketing PCL	1,416,100	$532,952
	Srisawad Capital 1969 PCL	5,093,528	341,128
#	Srisawad Corp. PCL	3,195,523	4,048,262
	Srithai Superware PCL	8,909,600	359,077
	Srivichai Vejvivat PCL	3,063,291	944,087
#*	Star Petroleum Refining PCL	11,768,399	2,336,591
	Stars Microelectronics Thailand PCL	3,327,902	185,404
#	Stecon Group PCL	4,183,287	1,140,502
*	STP & I PCL	9,126,005	1,114,214
#	Supalai PCL	8,012,225	4,653,715
*	Super Energy Corp. PCL	141,162,575	1,171,300
	Susco PCL	4,040,000	380,714
	SVI PCL	2,050,000	492,073
	Syntec Construction PCL	7,690,300	373,747
	TAC Consumer PCL, Class F	3,299,900	475,256
#	Taokaenoi Food & Marketing PCL, Class F	3,323,300	1,034,069
*	Tata Steel Thailand PCL	20,449,400	424,199
	Thai Life Insurance PCL	1,124,900	373,355
	Thai Nakarin Hospital PCL	168,000	181,716
#	Thai Oil PCL	4,739,889	5,758,941
*	Thai Reinsurance PCL	9,194,700	171,660
	Thai Solar Energy PCL, Class F	4,315,785	130,452
	Thai Stanley Electric PCL (STANLY/F TB), Class F	231,200	1,493,602
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	48,452
	Thai Union Group PCL, Class F	9,210,960	4,094,367
	Thai Vegetable Oil PCL	3,470,257	2,560,658
	Thai Wah PCL, Class F	4,164,200	397,354
	Thaicom PCL	4,822,100	2,086,314

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Thaifoods Group PCL, Class F	11,210,926	$1,355,477
#	Thanachart Capital PCL	1,087,000	1,691,139
	Thonburi Healthcare Group PCL	1,183,200	701,259
#	Thoresen Thai Agencies PCL	10,575,500	1,723,670
	Tipco Asphalt PCL (TASCO/F TB)	3,543,490	1,911,143
	Tipco Asphalt PCL (TASCO-R TB), NVDR	902,300	486,646
	TIPCO Foods PCL	1,532,900	445,175
#	Tisco Financial Group PCL (TISCO/F TB)	997,700	2,853,106
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	257
	TKS Technologies PCL	2,077,972	434,130
	TMBThanachart Bank PCL	58,549,583	3,088,406
	TMT Steel PCL	2,855,800	348,671
	TOA Paint Thailand PCL	1,681,800	897,093
	TPC Power Holding PCL, Class F	1,462,300	255,670
#	TPI Polene PCL	51,827,160	1,796,941
	TPI Polene Power PCL	15,937,139	1,435,736
#	TQM Alpha PCL	1,271,196	988,854
	Triple i Logistics PCL	207,300	38,087
*	Triton Holding PCL	5,331,300	20,538
*	True Corp. PCL	49,837,184	18,165,576
	TTCL PCL	3,006,878	251,279
	TTW PCL	6,428,200	1,723,965
	Union Auction PCL	1,580,200	433,156
	Unique Engineering & Construction PCL	5,285,405	460,486
	United Paper PCL	2,099,100	665,591
	Univanich Palm Oil PCL	5,283,100	1,432,519
	Univentures PCL	4,855,900	241,752
	Vanachai Group PCL	5,890,840	583,061
#*	VGI PCL	15,343,600	1,282,233
	WHA Corp. PCL	24,177,500	4,191,388
#	WHA Utilities & Power PCL	5,040,100	806,535
	WICE Logistics PCL	2,343,900	416,755
#	Workpoint Entertainment PCL	2,023,180	521,608

		Shares	Value»
THAILAND — (Continued)
#*	Xspring Capital PCL	26,075,833	$765,004

TOTAL THAILAND			523,271,979

TURKEY — (1.0%)
	Adel Kalemcilik Ticaret ve Sanayi AS	491,384	584,844
*	Adese Alisveris Merkezleri Ticaret AS	10,041,884	539,109
	Afyon Cimento Sanayi TAS	501,889	233,164
	Agesa Hayat ve Emeklilik AS	307,731	938,988
	Akbank TAS	12,595,705	18,620,730
	Akcansa Cimento AS	337,479	1,531,832
	Aksa Akrilik Kimya Sanayii AS	7,118,334	1,736,163
	Aksa Enerji Uretim AS	613,714	591,069
*	Aksigorta AS	3,421,294	592,837
	Alarko Holding AS	540,663	1,360,198
#*	Albaraka Turk Katilim Bankasi AS	18,054,475	2,770,440
*	Alcatel-Lucent Teletas Telekomunikasyon AS	46,946	164,144
*	Alkim Alkali Kimya AS	571,151	546,887
*	Anadolu Anonim Turk Sigorta Sirketi	1,423,253	3,570,632
	Anadolu Efes Biracilik Ve Malt Sanayii AS	478,509	2,673,876
	Anadolu Hayat Emeklilik AS	532,267	1,397,956
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	162,179	321,387
*	Arcelik AS	325,658	1,222,395
	ARD Grup Bilisim Teknolojileri AS	1,274,137	1,193,487
*	Arena Bilgisayar Sanayi ve Ticaret AS	161,245	136,802
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	2,146,662
*	ATP YAZILIM VE TEKNOLOJI AS	135,623	352,066
	Aydem Yenilenebilir Enerji AS, Class A	627,982	458,132

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Ayen Enerji AS	32,977	$26,286
	Aygaz AS	362,002	1,593,417
*	Bagfas Bandirma Gubre Fabrikalari AS	282,584	164,097
*	Banvit Bandirma Vitaminli Yem Sanayii AS	106,947	1,158,472
*	Baticim Bati Anadolu Cimento Sanayii AS	498,312	2,350,943
*	BatiSoke Soke Cimento Sanayii TAS	329,339	502,192
*	Bera Holding AS	5,219,687	1,972,321
	BIM Birlesik Magazalar AS	477,405	6,514,035
*	Biotrend Cevre VE Enerji Yatirimlari AS	1,084,954	589,097
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	840,365	397,672
	Bogazici Beton Sanayi Ve Ticaret AS	741,172	417,861
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	103,094	1,459,282
	Borusan Yatirim ve Pazarlama AS	9,142	519,968
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	152,411	368,084
	Bursa Cimento Fabrikasi AS	7,112,248	1,328,010
*	Can2 Termik AS	1,811,639	77,198
	Celebi Hava Servisi AS	17,127	904,192
*	Cemas Dokum Sanayi AS	4,704,233	503,802
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	382,586
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	5,199	360,437
	Cimsa Cimento Sanayi VE Ticaret AS	2,353,881	2,396,460

		Shares	Value»
TURKEY — (Continued)
	Coca-Cola Icecek AS	2,569,534	$3,816,070
	Deva Holding AS	297,495	580,091
	Dogan Sirketler Grubu Holding AS	8,148,216	3,086,986
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	729,983	201,837
	Dogus Otomotiv Servis ve Ticaret AS	455,035	2,793,286
	Eczacibasi Yatirim Holding Ortakligi AS	106,205	557,974
	EGE Endustri VE Ticaret AS	4,614	1,476,267
	EGE Gubre Sanayii AS	336,669	568,830
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	997,957
Ω	Enerjisa Enerji AS	853,184	1,374,734
	Enka Insaat ve Sanayi AS	2,194,936	3,013,811
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	87,598	504,640
	Eregli Demir ve Celik Fabrikalari TAS	1,895,677	2,634,108
	Escar Turizm Tasimacilik Ticaret AS	104,658	1,058,724
*	Escort Teknoloji Yatirim AS	163,624	247,993
*	Esenboga Elektrik Uretim AS	459,956	278,052
	Europap Tezol Kagit Sanayi VE Ticaret AS	474,858	235,199
*	Europen Endustri Insaat Sanayi VE Ticaret AS	1,622,057	555,158
	Ford Otomotiv Sanayi AS	113,734	3,248,416
	Galata Wind Enerji AS	882,981	641,403
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	45,373	109,436

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Gersan Elektrik Ticaret ve Sanayi AS	1,722,976	$513,258
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	283,869	360,513
	Global Yatirim Holding AS	5,239,285	2,522,100
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	103,575	1,265,962
*	Goodyear Lastikleri TAS	249,123	114,918
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,831,979	1,368,603
*	GSD Holding AS	8,495,925	877,635
*	Gubre Fabrikalari TAS	24,931	146,143
*	Hitit Bilgisayar Hizmetleri AS	118,513	323,073
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
*	Ihlas Holding AS	661,713	18,923
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,881,160	705,212
*	Info Yatirim AS	558,069	136,882
*	Inveo Yatirim Holding AS	1,944,629	425,415
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	470,364	479,903
*	Is Finansal Kiralama AS	4,278,335	1,385,273
	Is Yatirim Menkul Degerler AS, Class A	3,764,729	3,534,074
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	843,787
*	Izmir Demir Celik Sanayi AS	4,578,613	729,254
	Jantsa Jant Sanayi Ve Ticaret AS	1,358,015	1,062,160
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	566,168

		Shares	Value»
TURKEY — (Continued)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	1,797,050	$1,060,777
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	5,177,781	3,727,074
*	Karel Elektronik Sanayi ve Ticaret AS	317,650	85,447
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,491,134	675,913
#*	Kartonsan Karton Sanayi ve Ticaret AS	59,568	149,579
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	9,534,848	615,707
*	Kerevitas Gida Sanayi ve Ticaret AS	575,467	214,347
	Kervan Gida Sanayi Ve Ticaret AS	4,885,443	328,307
	Kiler Holding AS	75,129	63,523
	Kimteks Poliuretan Sanayi VE Ticaret AS	279,178	139,913
	KOC Holding AS	2,453,007	12,096,946
	Kocaer Celik Sanayi Ve Ticaret AS	1,213,618	1,338,436
	Kontrolmatik Enerji Ve Muhendislik AS	260,198	326,917
*	Konya Cimento Sanayii AS	5,107	1,032,377
#*	Kordsa Teknik Tekstil AS	337,828	715,229
*	Koza Altin Isletmeleri AS	603,799	354,622
*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	682,362
	LDR Turizm AS	282,510	782,816
	Logo Yazilim Sanayi Ve Ticaret AS	367,845	1,137,100
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	961,338	432,247

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Loras Holding AS	1,791,956	$105,440
*	Margun Enerji Uretim Sanayi VE Ticaret AS	619,428	370,720
	Matriks Bilgi Dagitim Hizmetleri AS	7,779	10,073
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,804,971	4,016,867
*	Menderes Tekstil Sanayi ve Ticaret AS	892,266	300,732
*	MIA Teknoloji AS	1,812,098	2,229,188
	Migros Ticaret AS	129,551	1,539,073
*Ω	MLP Saglik Hizmetleri AS	378,691	3,825,360
*	Naturel Yenilenebilir Enerji Ticaret AS	270,745	419,493
	Naturelgaz Sanayi ve Ticaret AS	641,853	83,276
*	NET Holding AS	1,414,526	1,697,024
#	Nuh Cimento Sanayi AS	283,836	2,377,114
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,353,918
*	Orge Enerji Elektrik Taahhut AS	387,937	732,388
	Osmanli Yatirim Menkul Degerler AS, Class A	339,722	81,533
	Otokar Otomotiv Ve Savunma Sanayi AS	83,907	1,017,469
#*	Oyak Cimento Fabrikalari AS	1,042,386	1,744,154
*	Oyak Yatirim Menkul Degerler AS	307,029	340,667
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	203,772	233,233
*	Parsan Makina Parcalari Sanayii AS	47,334	115,288
*	Pegasus Hava Tasimaciligi AS	732,798	4,963,241
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,117,317	262,618
	Penta Teknoloji Urunleri Dagitim Ticaret AS	539,793	222,409

		Shares	Value»
TURKEY — (Continued)
*	Petkim Petrokimya Holding AS	2,664,681	$1,446,859
*	Petrokent Turizm AS	9,814	71,535
*	Pinar SUT Mamulleri Sanayii AS	51,863	14,880
	Polisan Holding AS	827,427	247,725
*	Politeknik Metal Sanayi ve Ticaret AS	1,838	350,055
*	Qua Granite Hayal	3,236,610	249,870
*	Ral Yatirim Holding AS	154,398	1,183,353
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,327,388	963,634
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,755,437	1,720,722
*	Sasa Polyester Sanayi AS	1,710,697	192,148
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	245,351	327,073
	Sekerbank Turk AS	14,366,825	1,719,943
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	684,094	1,290,498
	Sok Marketler Ticaret AS	1,436,569	1,651,337
*	SUN Tekstil Sanayi Ve Ticaret AS	489,914	289,113
	Suwen Tekstil Sanayi Pazarlama AS	497,910	427,726
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	19,473	32,698
*	TAV Havalimanlari Holding AS	408,330	2,743,275
*	Tekfen Holding AS	2,301,966	5,060,455
*	Teknosa Ic Ve Dis Ticaret AS	659,782	501,288
	Tofas Turk Otomobil Fabrikasi AS	449,960	2,470,092
*	Tukas Gida Sanayi ve Ticaret AS	4,405,759	849,075
*	Tumosan Motor ve Traktor Sanayi AS	309,881	1,091,906
*	Turk Hava Yollari AO	1,661,642	13,215,848
*	Turk Ilac VE Serum Sanayi AS	37,255	19,662

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Turk Telekomunikasyon AS	2,152,323	$2,967,932
	Turk Traktor ve Ziraat Makineleri AS	111,270	2,345,464
	Turkcell Iletisim Hizmetleri AS	3,133,392	7,747,849
	Turkiye Garanti Bankasi AS	2,425,531	7,583,104
	Turkiye Is Bankasi AS, Class C	29,158,737	10,023,564
	Turkiye Petrol Rafinerileri AS	3,708,983	15,672,096
	Turkiye Sigorta AS	4,684,636	1,764,501
*	Turkiye Sinai Kalkinma Bankasi AS	16,051,342	5,670,895
	Turkiye Sise ve Cam Fabrikalari AS	2,033,247	2,325,127
*	Turkiye Vakiflar Bankasi TAO, Class D	6,478,434	3,885,426
*	Ulker Biskuvi Sanayi AS	1,131,743	4,149,504
*	Ulusoy Un Sanayi ve Ticaret AS	1,324,897	232,545
*	Usak Seramik Sanayii AS	597,485	192,971
*	Vakif Finansal Kiralama AS	16,577,621	814,318
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	184,976	439,735
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,622,845	1,817,349
*	Vestel Elektronik Sanayi ve Ticaret AS	1,233,962	2,054,697
	Yapi ve Kredi Bankasi AS	15,416,512	11,026,302
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	906,339	642,530
*	Yayla Agro Gida Sanayi VE Nakliyat AS	855,062	244,288
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	377,977

		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	$1,410,148

TOTAL TURKEY			288,550,449

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	21,605,044
	Abu Dhabi Islamic Bank PJSC	6,729,319	23,065,939
	Abu Dhabi National Hotels	6,713,694	1,060,554
	Abu Dhabi National Insurance Co. PSC	124,046	206,006
	Abu Dhabi National Oil Co. for Distribution PJSC	9,149,402	8,979,297
*	Abu Dhabi Ports Co. PJSC	1,738,690	2,532,802
	Abu Dhabi Ship Building Co. PJSC	423,920	458,553
	ADNOC Drilling Co. PJSC	7,183,004	9,913,555
	Agility Global PLC	1,969,690	669,101
	Agthia Group PJSC	2,388,575	4,939,972
	Air Arabia PJSC	17,773,379	13,898,303
*	Ajman Bank PJSC	9,280,976	4,394,092
*	AL Seer Marine Supplies & Equipment Co. LLC	817,786	856,563
	Aldar Properties PJSC	7,496,795	15,539,391
*	Alpha Dhabi Holding PJSC	286,594	873,585
	Amanat Holdings PJSC	7,775,890	2,346,811
*	Amlak Finance PJSC	8,588,913	1,923,420
*	Apex Investment Co. PSC	2,704,927	2,901,634
*††	Arabtec Holding PJSC	1,809,860	0
*	Aramex PJSC	5,081,280	3,167,934
	Burjeel Holdings PLC	5,384,793	3,333,861
*	Dana Gas PJSC	39,694,475	7,292,963
	Deyaar Development PJSC	11,438,161	2,213,218
	Dubai Electricity & Water Authority PJSC	4,532,418	3,070,767

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Financial Market PJSC	8,442,548	$2,914,235
	Dubai Investments PJSC	12,768,689	7,364,861
	Dubai Islamic Bank PJSC	15,938,485	27,083,826
	Emaar Development PJSC	8,628,113	21,764,204
	Emaar Properties PJSC	22,589,280	53,408,707
	Emirates Central Cooling Systems Corp.	3,828,027	1,824,694
	Emirates Driving Co.	359,027	281,217
	Emirates Integrated Telecommunications Co. PJSC	1,090,432	2,215,999
	Emirates NBD Bank PJSC	5,229,743	27,031,326
*	Emirates Reem Investments PJSC	46,142	38,146
	Emirates Telecommunications Group Co. PJSC	6,974,241	33,656,661
*	EMSTEEL Building Materials PJSC	10,601,833	3,861,125
*	Eshraq Investments PJSC	7,582,587	684,426
	Fertiglobe PLC	7,360,836	5,421,682
	First Abu Dhabi Bank PJSC	6,983,898	24,958,146
*	Ghitha Holding PJSC	120,320	776,706
*	Gulf Navigation Holding PJSC	1,112,100	1,805,945
*	Gulf Pharmaceutical Industries PSC	1,246,662	536,535
*	International Holding Co. PJSC	16,916	1,864,133
*	Manazel PJSC	10,421,943	940,073
*	Multiply Group PJSC	10,318,798	6,364,906
	National Central Cooling Co. PJSC	137,800	121,671
*	National Corp. for Tourism & Hotels	270,087	184,981
	Palms Sports PrJSC	144,639	353,145
*	Presight AI Holding PLC	702,653	441,094
	RAK Properties PJSC	9,937,930	3,213,590
	Ras Al Khaimah Ceramics	3,326,677	2,262,496
	Salik Co. PJSC	3,167,617	4,137,207

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Shuaa Capital PSC	11,499,694	$586,815
*	Space42 PLC	4,314,630	2,464,231
	Taaleem Holdings PJSC	432,302	489,218
	TECOM Group PJSC	585,855	510,933
*	Union Properties PJSC	17,009,230	1,595,739

TOTAL UNITED ARAB EMIRATES			376,402,038

TOTAL COMMON STOCKS			28,172,227,843

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
*	Alpargatas SA	821,550	1,018,961
	Banco ABC Brasil SA, 7.270%	732,678	2,651,425
Ω	Banco BMG SA, 14.617%	841,100	584,895
	Banco Bradesco SA, 10.503%	6,466,753	16,074,874
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	1,609,728	3,132,633
	Banco Mercantil do Brasil SA, 4.378%	8,492	62,417
	Banco Pan SA, 2.531%	1,426,146	2,096,947
	Banco Pine SA, 13.114%	304,367	242,192
*	Braskem SA Class A	323,700	983,268
	Centrais Eletricas Brasileiras SA Class B, 4.319%	413,077	3,016,136
	Centrais Eletricas de Santa Catarina SA, 7.712%	65,563	887,004
	Cia de Ferro Ligas da Bahia FERBASA, 5.891%	1,543,128	2,018,033
	Cia De Sanena Do Parana, 5.020%	5,415,406	5,189,737
	Cia Energetica de Minas Gerais, 14.033%	5,479,914	10,778,014
	Cia Energetica do Ceara Class A, 3.574%	72,603	338,971

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Paranaense de Energia - Copel Class B, 2.192%	4,802,543	$8,149,760
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	705,895	2,966,007
Energisa SA, 5.305%	2,742	3,576
Eucatex SA Industria e Comercio, 6.457%	262,800	652,352
Gerdau SA, 4.781%	2,642,373	8,364,688
Itau Unibanco Holding SA, 6.710%	5,904,644	35,769,626
Marcopolo SA, 5.851%	4,141,425	6,060,727
Petroleo Brasileiro SA, 13.605%	22,001,222	136,667,973
Raizen SA, 5.546%	6,372,727	3,086,654
Randon SA Implementos e Participacoes, 4.800%	1,783,426	3,300,984
Schulz SA, 6.962%	781,878	849,382
Taurus Armas SA, 3.228%	454,084	738,361
Track & Field Co. SA, 1.990%	198,500	357,107
Unipar Carbocloro SA Class B, 6.195%	503,606	3,894,061
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	3,812,467	4,359,253

TOTAL BRAZIL		264,296,018

CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 6.862%	329,325	409,602
Embotelladora Andina SA Class B, 6.056%	986,531	2,926,363

TOTAL CHILE		3,335,965

COLOMBIA — (0.0%)
Banco Davivienda SA, 2.678%	362,149	1,543,445

	Shares	Value»
COLOMBIA — (Continued)
Bancolombia SA, 9.983%	80,974	$648,121
Grupo Argos SA, 4.820%	93,838	273,122
Grupo Aval Acciones y Valores SA, 6.989%	9,901,271	980,003
Grupo de Inversiones Suramericana SA, 5.895%	246,379	1,293,904

TOTAL COLOMBIA		4,738,595

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,125,747	746,769

TOTAL PREFERRED STOCKS		273,117,347

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/11/2024	9,307	212
* Diagnosticos da America SA Warrants 04/30/2025	1,950	354
* Hidrovias do Brasil SA Rights 11/18/2024	1,478,419	5,115

TOTAL BRAZIL		5,681

CHINA — (0.0%)
* Shougang Fushan Resources Group Ltd. Rights 11/05/2024	685,709	16,759

INDIA — (0.0%)
* Hindware Home Innovation Ltd. Rights 11/22/2024	9,518	9,169

MALAYSIA — (0.0%)
* VS Industry Bhd. Warrants 09/05/2026	1,091,130	41,113

SOUTH KOREA — (0.0%)
#* Ecopro HN Co. Ltd. Rights 12/05/2024	12,189	44,605

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Corp. Rights 11/21/2024	24,024	$9,679

TOTAL SOUTH KOREA			54,284

TAIWAN — (0.0%)
*	Acer Cyber Security, Inc. Rights 10/31/2024	1,446	1,377
*	Apex International Co. Ltd Rights	137,591	0
*	Chateau International Development Co. Ltd. Rights	1,536	431
*	Ching Feng Home Fashions Co. Ltd. Rights	14,662	2,906
*	Concord International Securities Co. Ltd. Rights	77,282	6,633
*	Fittech Co. Ltd. Rights	12,946	12,323
*	Fulltech Fiber Glass Corp. Rights	264,192	25,149
*	S-Tech Corp. Rights	52,839	1,402
*	Unitech Printed Circuit Board Corp. Rights	201,564	27,051
*	Wafer Works Corp. Rights 11/04/2024	179,569	14,852
*	Waffer Technology Corp. Rights 12/02/2024	17,857	11,983

TOTAL TAIWAN			104,107

THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,479,216	0

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL Warrants 08/13/2025	4,524,645	$6,704
*	Interlink Telecom PCL	2,866	0
*	Jasmine International PCL Warrants 10/10/2031	12,050,452	107,131
*	Northeast Rubber PCL Warrants 05/15/2026	1,435,650	32,333
*	Power Solution Technologies PCL Warrants 04/29/2027	335,680	1,990
*	Triton Holding PCL Rights 12/12/2024	31	0
*	VGI PCL Warrants 08/15/2025	1,889,969	73,930

TOTAL THAILAND			222,088

TOTAL RIGHTS/WARRANTS			453,201

TOTAL INVESTMENT SECURITIES (Cost $19,338,546,812)			28,445,798,391

			Value†

SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	24,662,731	285,249,149

TOTAL INVESTMENTS — (100.0%) (Cost $19,623,792,903)			$28,731,047,540

As of October 31, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	814	12/20/24	$234,080,975	$233,556,950	$(524,025)

Total Futures Contracts			$234,080,975	$233,556,950	$(524,025)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $990,158,279 or 3.5% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$892,479,440	—	—	$892,479,440
Chile	25,322,522	$86,672,754	—	111,995,276
China	531,451,227	6,509,363,513	$1,832,414	7,042,647,154
Colombia	24,448,676	344,660	—	24,793,336
Czech Republic	—	28,225,379	—	28,225,379
Egypt	104,993	8,450,069	—	8,555,062
Greece	—	119,061,461	—	119,061,461
Hong Kong	—	4,258,592	171,248	4,429,840
Hungary	—	50,891,748	—	50,891,748
India	235,154,348	5,863,141,306	118,401	6,098,414,055
Indonesia	6,430,482	489,851,041	301,821	496,583,344
Kuwait	1,773	86,019,682	—	86,021,455
Malaysia	—	467,587,736	416	467,588,152
Mexico	536,751,521	2,636,610	6,421,194	545,809,325
Peru	25,210,400	—	54	25,210,454
Philippines	2,918,910	186,832,730	890,915	190,642,555
Poland	—	264,138,158	—	264,138,158
Qatar	—	208,286,590	—	208,286,590
Saudi Arabia	741,239	1,045,595,799	—	1,046,337,038
South Africa	105,100,606	811,132,795	—	916,233,401
South Korea	62,506,653	2,794,166,393	1,171,775	2,857,844,821
Taiwan	508,347,399	4,989,373,707	94,227	5,497,815,333
Thailand	213,488,609	309,747,961	35,409	523,271,979
Turkey	—	288,550,449	—	288,550,449
United Arab Emirates	—	376,402,038	—	376,402,038
Preferred Stocks
Brazil	264,296,018	—	—	264,296,018
Chile	—	3,335,965	—	3,335,965
Colombia	4,738,595	—	—	4,738,595
Philippines	—	746,769	—	746,769
Rights/Warrants
Brazil	—	5,681	—	5,681
China	—	16,759	—	16,759
India	—	9,169	—	9,169
Malaysia	41,113	—	—	41,113
South Korea	—	54,284	—	54,284
Taiwan	—	104,107	—	104,107
Thailand	148,158	73,930	—	222,088
Securities Lending Collateral	—	285,249,149	—	285,249,149

Total Investments in Securities	$3,439,682,682	$25,280,326,984	$11,037,874<>	$28,731,047,540

Financial Instruments
Liabilities
Futures Contracts**	(524,025)	—	—	(524,025)

Total Financial Instruments	$(524,025)	—	—	$(524,025)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (99.0%)
BRAZIL — (2.6%)
*	Anima Holding SA	60,800	$26,819
*	Atacadao SA	121,635	157,596
	Azzas 2154 SA	5,026	35,858
	Bemobi Mobile Tech SA	10,600	28,275
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,958	40,567
	Brava Energia	21,977	64,552
*	C&A Modas SA	20,700	46,657
	Camil Alimentos SA	25,549	34,914
*	Cia Brasileira de Aluminio	73,991	74,491
	Cia Siderurgica Nacional SA (CSNA3 BZ)	19,038	38,762
*	Cogna Educacao SA	47,492	11,584
*	Construtora Tenda SA	25,640	66,574
	Cosan SA	167,385	342,246
	Cruzeiro do Sul Educacional SA	42,900	24,563
	CSU Digital SA	3,400	10,410
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	197,239
Ω	Desktop SA	20,083	46,274
	Dexco SA	81,166	116,254
	Dimed SA Distribuidora da Medicamentos	15,800	27,687
*	Embraer SA (EMBR3 BZ)	61,354	514,529
*	Embraer SA (ERJ US), Sponsored ADR	6,184	207,288
	Empreendimentos Pague Menos SA	46,258	22,965
	Eternit SA	20,800	19,034
	Even Construtora e Incorporadora SA	24,000	25,034
	Ez Tec Empreendimentos e Participacoes SA	19,478	47,070
	Fleury SA	40,124	102,862
	Gerdau SA, Sponsored ADR	83,648	260,982
	Grendene SA	58,960	54,259

		Shares	Value»
BRAZIL — (Continued)
	Grupo Mateus SA	33,000	$43,270
	Grupo SBF SA	22,200	55,645
	Guararapes Confeccoes SA	15,030	22,074
*Ω	Hapvida Participacoes e Investimentos SA	886,591	539,847
	Hypera SA	61,556	235,325
	Iochpe Maxion SA	29,100	51,295
	Irani Papel e Embalagem SA	23,183	30,358
*	IRB-Brasil Resseguros SA	15,480	116,052
	Jalles Machado SA	19,672	20,656
	JHSF Participacoes SA	78,158	60,029
	JSL SA	23,100	31,768
	Lavvi Empreendimentos Imobiliarios SA	16,300	23,910
	Lojas Quero-Quero SA	54,175	26,990
	Lojas Renner SA	164,811	529,423
*Ω	LWSA SA	44,827	32,180
	M Dias Branco SA	12,228	52,902
*	Marfrig Global Foods SA	69,554	188,777
*	Moura Dubeux Engenharia SA	15,700	43,562
*	Multilaser Industrial SA	30,700	8,603
	Natura & Co. Holding SA	50,335	119,375
*	Oceanpact Servicos Maritimos SA	11,400	12,384
	Petroreconcavo SA	27,176	79,823
	Porto Seguro SA	35,644	235,226
	Positivo Tecnologia SA	17,500	19,404
	Romi SA	14,050	24,547
	Sao Carlos Empreendimentos e Participacoes SA	3,000	11,728
	Sao Martinho SA	31,696	138,827
*Ω	Ser Educacional SA	36,600	44,318
*	Simpar SA	20,100	18,602
	SLC Agricola SA	37,800	111,225
	TIM SA	106,529	305,532
	Tres Tentos Agroindustrial SA	22,097	43,461
	Trisul SA	14,441	13,215
	Tupy SA	12,000	48,470

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA (UGPA3 BZ)	94,756	$342,413
	Unifique Telecomunicacoes SA	14,200	9,506
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	26,776
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	53,903
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,832	78,158
	Vibra Energia SA	149,579	577,264
	Wiz Co.	12,400	12,462

TOTAL BRAZIL			7,084,630

CHILE — (0.2%)
*	CAP SA	9,137	54,788
	Cia Sud Americana de Vapores SA	1,813,361	98,080
	Empresa Nacional de Telecomunicaciones SA	23,159	75,604
	Empresas CMPC SA	78,277	124,666
	Inversiones Aguas Metropolitanas SA	44,431	32,961
	PAZ Corp. SA	14,316	7,129
*	Ripley Corp. SA	148,996	42,569
	Salfacorp SA	72,948	43,401
	Sociedad Matriz SAAM SA	288,075	30,852
	SONDA SA	85,422	31,166

TOTAL CHILE			541,216

CHINA — (24.0%)
	361 Degrees International Ltd.	178,000	91,864
Ω	3SBio, Inc.	312,000	234,026
*	5I5J Holding Group Co. Ltd., Class A	18,200	9,106
	AAC Technologies Holdings, Inc.	152,000	613,929
	Advanced Technology & Materials Co. Ltd., Class A	28,900	44,073
*	Agora, Inc., ADR	19,782	55,785

		Shares	Value»
CHINA — (Continued)
#*	Alibaba Pictures Group Ltd.	2,470,000	$153,880
Ω	A-Living Smart City Services Co. Ltd.	168,000	67,860
	Allmed Medical Products Co. Ltd., Class A	10,200	12,132
	Aluminum Corp. of China Ltd., Class H	202,000	128,704
*	Angang Steel Co. Ltd., Class H	214,600	41,564
	Anhui Conch Cement Co. Ltd., Class H	231,000	671,018
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	25,387
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	13,410
	Anhui Heli Co. Ltd., Class A	8,200	20,700
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	30,126
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	13,203
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	18,010
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	28,476
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	16,917
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	22,036
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	13,236
	Anhui Xinhua Media Co. Ltd., Class A	22,500	23,449
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	13,933
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	40,745

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anton Oilfield Services Group	374,000	$27,885
	Aoshikang Technology Co. Ltd., Class A	6,000	21,272
	Aotecar New Energy Technology Co. Ltd., Class A	60,800	24,758
	APT Satellite Holdings Ltd.	118,000	32,144
#*Ω	Arrail Group Ltd.	22,500	9,496
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	22,630
	Asia Cement China Holdings Corp.	76,500	23,393
#Ω	AsiaInfo Technologies Ltd.	52,400	34,573
	AviChina Industry & Technology Co. Ltd., Class H	401,000	215,390
Ω	BAIC Motor Corp. Ltd., Class H	225,000	62,138
*Ω	Bairong, Inc.	49,000	62,168
	Bank of Chongqing Co. Ltd., Class H	69,500	50,507
	Bank of Guizhou Co. Ltd., Class H	36,000	6,260
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	83,343
	Bank of Xi’an Co. Ltd., Class A	90,300	46,011
*	Baoye Group Co. Ltd., Class H	50,000	27,909
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,036	47,063
	BBMG Corp., Class H	451,000	45,789
	Befar Group Co. Ltd., Class A	33,500	18,687
	Beibuwan Port Co. Ltd., Class A	19,300	21,768
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	47,141
*	Beijing Capital International Airport Co. Ltd., Class H	398,000	144,657
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	10,457

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	$59,695
	Beijing Energy International Holding Co. Ltd.	1,042,000	22,082
	Beijing Enterprises Holdings Ltd.	86,500	283,404
	Beijing Enterprises Water Group Ltd.	562,000	167,329
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	37,945
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	22,827
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	26,209
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	26,618
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	25,102
	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	14,396
	Beijing North Star Co. Ltd., Class H	134,000	14,954
	Beijing Originwater Technology Co. Ltd., Class A	72,062	51,235
	Beijing Relpow Technology Co. Ltd., Class A	32,500	61,400
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	12,444
*	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	22,374
	Beijing Sinnet Technology Co. Ltd., Class A	31,100	47,326
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	24,259
	Beijing Strong Biotechnologies, Inc., Class A	11,400	22,047

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	$ 22,417
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	33,610
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	23,510
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	22,685
*	Bengang Steel Plates Co. Ltd., Class A	61,300	31,974
	Best Pacific International Holdings Ltd., Class H	34,000	11,532
	BGI Genomics Co. Ltd., Class A	4,300	27,676
Ω	Blue Moon Group Holdings Ltd.	158,000	61,369
	Bluestar Adisseo Co., Class A	9,400	14,546
Ω	BOC Aviation Ltd.	34,900	270,685
*	BOE HC SemiTek Corp.	17,900	15,780
	BOE Varitronix Ltd.	38,000	26,851
*	Bohai Leasing Co. Ltd., Class A	71,897	33,681
	Boyaa Interactive International Ltd.	124,000	29,260
	Bright Dairy & Food Co. Ltd., Class A	19,900	23,553
††	Brilliance China Automotive Holdings Ltd.	424,000	136,864
	Bros Eastern Co. Ltd., Class A	15,400	11,509
	B-Soft Co. Ltd., Class A	45,500	36,117
	BTG Hotels Group Co. Ltd., Class A	12,900	25,180
	BYD Electronic International Co. Ltd.	30,500	130,705
*	C C Land Holdings Ltd.	243,000	37,531

		Shares	Value»
CHINA — (Continued)
	C&D International Investment Group Ltd.	104,105	$196,997
	C&S Paper Co. Ltd., Class A	19,400	19,380
#*Ω	CALB Group Co. Ltd.	18,900	30,846
	Camel Group Co. Ltd., Class A	13,000	15,637
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	25,087
	Canmax Technologies Co. Ltd., Class A	9,100	30,139
	Canny Elevator Co. Ltd., Class A	14,700	13,084
*Ω	CARsgen Therapeutics Holdings Ltd.	32,000	21,051
	CECEP Solar Energy Co. Ltd., Class A	43,300	31,538
	Central China Land Media Co. Ltd., Class A	14,400	21,864
	Central China Securities Co. Ltd., Class H	136,000	32,423
#	CGN New Energy Holdings Co. Ltd.	178,000	52,605
*	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	25,246
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	20,569
	Changhong Meiling Co. Ltd., Class A	8,700	10,823
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	27,837
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	32,571
*	ChangYuan Technology Group Ltd., Class A	31,500	25,564
	Chaoju Eye Care Holdings Ltd.	47,500	17,444
	Chaowei Power Holdings Ltd.	99,000	18,222

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	$ 18,223
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	22,087
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	17,964
	Chengxin Lithium Group Co. Ltd., Class A	12,500	25,599
	Chengzhi Co. Ltd., Class A	12,800	14,393
	Chervon Holdings Ltd.	19,400	51,088
*	China Aerospace International Holdings Ltd.	354,000	19,924
	China BlueChemical Ltd., Class H	394,000	102,404
#*Ω	China Bohai Bank Co. Ltd., Class H	519,000	66,080
	China CAMC Engineering Co. Ltd., Class A	8,800	9,922
#	China Chunlai Education Group Co. Ltd.	54,000	29,970
#	China Cinda Asset Management Co. Ltd., Class H	1,616,000	311,759
	China Coal Energy Co. Ltd., Class H	157,000	195,854
	China Communications Services Corp. Ltd., Class H	356,000	191,260
	China Conch Venture Holdings Ltd.	208,500	193,134
	China CYTS Tours Holding Co. Ltd., Class A	7,200	10,267
	China Design Group Co. Ltd., Class A	8,200	10,813
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	58,129
	China Dongxiang Group Co. Ltd.	441,000	20,108

		Shares	Value»
CHINA — (Continued)
	China Education Group Holdings Ltd.	119,278	$ 74,441
	China Electronics Huada Technology Co. Ltd.	72,000	12,873
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	15,595
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	630,000	84,987
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	75,262
	China Everbright Ltd.	160,000	104,091
Ω	China Feihe Ltd.	685,000	516,999
*	China First Heavy Industries Co. Ltd., Class A	57,700	25,878
	China Foods Ltd.	180,000	57,828
	China Galaxy Securities Co. Ltd., Class H	721,500	642,264
	China Gas Holdings Ltd.	461,600	396,401
*	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	209,102
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	33,237
#*	China High Speed Transmission Equipment Group Co. Ltd.	74,000	10,393
	China Hongqiao Group Ltd.	438,000	703,732
Ω	China International Capital Corp. Ltd., Class H	252,400	456,163
	China International Marine Containers Group Co. Ltd., Class H	219,370	172,735

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	542,298	$84,187
	China Lesso Group Holdings Ltd.	182,000	90,660
	China Lilang Ltd.	100,000	49,413
*Ω	China Literature Ltd.	58,600	211,580
	China Medical System Holdings Ltd.	230,000	230,058
	China Meheco Group Co. Ltd., Class A	15,260	24,405
#	China Meidong Auto Holdings Ltd.	168,000	48,501
	China Mengniu Dairy Co. Ltd.	586,000	1,312,323
	China Merchants Port Holdings Co. Ltd.	271,610	446,667
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	23,096
#Ω	China Merchants Securities Co. Ltd., Class H	86,800	147,617
	China Modern Dairy Holdings Ltd.	643,000	67,450
	China National Accord Medicines Corp. Ltd., Class A	5,200	20,369
	China National Building Material Co. Ltd., Class H	636,000	270,580
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	23,475
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	16,684
	China Nonferrous Mining Corp. Ltd.	225,000	159,539
*	China Oil & Gas Group Ltd.	1,080,000	28,181
	China Oilfield Services Ltd., Class H	304,000	284,443
	China Oriental Group Co. Ltd.	252,000	40,209
	China Overseas Grand Oceans Group Ltd.	79,000	20,812

		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment Ltd.	568,500	$1,086,300
	China Publishing & Media Co. Ltd., Class A	28,500	27,447
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	22,049
*	China Railway Materials Co. Ltd., Class A	64,200	25,240
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	117,886
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	22,351
*	China Rare Earth Holdings Ltd.	348,000	18,712
	China Reinsurance Group Corp., Class H	1,283,000	152,830
	China Resources Building Materials Technology Holdings Ltd.	556,000	143,791
	China Resources Gas Group Ltd.	64,700	249,459
	China Resources Medical Holdings Co. Ltd.	168,500	84,047
Ω	China Resources Pharmaceutical Group Ltd.	397,500	281,162
#	China Risun Group Ltd.	238,000	100,357
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	24,622
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	33,698
Ω	China Shengmu Organic Milk Ltd.	453,000	10,340
	China Shineway Pharmaceutical Group Ltd.	66,000	78,229
	China State Construction International Holdings Ltd.	304,000	446,194
*	China Sunshine Paper Holdings Co. Ltd.	117,500	30,094

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	322,800	$556,006
*††	China Tianrui Group Cement Co. Ltd.	72,000	167
	China Tianying, Inc., Class A	40,700	28,099
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	177,572
	China TransInfo Technology Co. Ltd., Class A	21,600	31,131
	China Travel International Investment Hong Kong Ltd.	416,000	54,565
#*	China Vanke Co. Ltd., Class H	442,300	421,097
*††	China Vered Financial Holding Corp. Ltd.	3,700,000	26,274
	China XLX Fertiliser Ltd.	134,000	70,234
	China Yongda Automobiles Services Holdings Ltd.	313,000	64,571
*Ω	China Youran Dairy Group Ltd.	324,000	55,513
#	China Zheshang Bank Co. Ltd., Class H	380,099	105,569
††	China Zhongwang Holdings Ltd.	360,400	14,603
	Chinasoft International Ltd.	474,000	346,679
	Chongqing Department Store Co. Ltd., Class A	5,800	17,982
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	49,278
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,820
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,388
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	29,398
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	247,304

		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	$ 34,928
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	84,374
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	22,678
	CIMC Enric Holdings Ltd.	142,000	119,840
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	16,303
	CITIC Resources Holdings Ltd.	674,000	36,365
	City Development Environment Co. Ltd., Class A	17,280	32,741
*	Citychamp Watch & Jewellery Group Ltd.	276,000	33,385
#*	ClouDr Group Ltd.	41,700	6,922
	CMST Development Co. Ltd., Class A	27,600	20,376
*	CNFinance Holdings Ltd., ADR	3,262	3,490
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	39,632
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	38,152
*	COFCO Biotechnology Co. Ltd., Class A	17,700	14,512
#*	COFCO Joycome Foods Ltd.	461,000	91,219
	Cofoe Medical Technology Co. Ltd., Class A	3,500	18,632
*	Comba Telecom Systems Holdings Ltd.	336,000	48,055
	Concord New Energy Group Ltd.	1,520,000	103,716
	Consun Pharmaceutical Group Ltd.	112,000	119,360
	Continental Aerospace Technologies Holding Ltd.	868,000	14,659

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	$109,513
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	102,000	97,622
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	64,011
	COSCO SHIPPING Ports Ltd.	291,017	166,419
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	24,107
*	CPMC Holdings Ltd.	140,000	122,166
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	32,274
	CSG Holding Co. Ltd., Class A	37,592	29,119
	CSSC Hong Kong Shipping Co. Ltd.	300,000	63,476
	Daan Gene Co. Ltd., Class A	30,000	26,073
	Dajin Heavy Industry Co. Ltd., Class A	5,200	17,267
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	25,458
	Dashang Co. Ltd., Class A	9,790	24,988
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	24,884
	Deppon Logistics Co. Ltd., Class A	7,000	14,073
*	Dezhan Healthcare Co. Ltd., Class A	69,800	29,546
	DHC Software Co. Ltd., Class A	33,216	34,150
	Dian Diagnostics Group Co. Ltd., Class A	15,800	28,261
	Digital China Group Co. Ltd., Class A	10,000	49,454
#	Digital China Holdings Ltd.	99,000	35,414
	Digital China Information Service Group Co. Ltd., Class A	17,600	30,329

		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	$ 22,541
	Dongfang Electric Corp. Ltd., Class H	69,800	91,607
*	Dongfeng Motor Group Co. Ltd., Class H	198,000	61,048
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	14,823
	Dongguan Development Holdings Co. Ltd., Class A	20,800	31,537
	Dongyue Group Ltd.	270,000	220,064
#*	DouYu International Holdings Ltd., ADR	7,339	79,408
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	31,688
	Easyhome New Retail Group Co. Ltd., Class A	58,000	22,972
	E-Commodities Holdings Ltd.	260,000	47,825
	Edvantage Group Holdings Ltd.	53,740	16,321
	EEKA Fashion Holdings Ltd.	51,000	55,095
	Era Co. Ltd., Class A	28,900	18,303
	Essex Bio-technology Ltd.	59,000	20,344
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	27,278
	EVA Precision Industrial Holdings Ltd.	196,000	17,116
	Ever Sunshine Services Group Ltd.	108,000	34,877
Ω	Everbright Securities Co. Ltd., Class H	65,200	63,744
*Ω	Everest Medicines Ltd.	24,500	99,222
	Excellence Commercial Property & Facilities Management Group Ltd.	69,000	12,518

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	$14,870
	Far East Horizon Ltd.	267,000	187,244
	Far East Smarter Energy Co. Ltd., Class A	33,200	24,635
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	26,376
	FAWER Automotive Parts Co. Ltd., Class A	23,200	17,260
	Feilong Auto Components Co. Ltd., Class A	17,800	26,679
	FESCO Group Co. Ltd., Class A	8,400	24,054
*	FIH Mobile Ltd.	672,000	77,436
*	Financial Street Holdings Co. Ltd., Class A	69,300	34,844
	FinVolution Group, ADR	31,745	192,375
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	16,398
	Fosun International Ltd.	412,500	234,193
#	Fu Shou Yuan International Group Ltd.	236,000	119,855
	Fufeng Group Ltd.	313,000	176,823
	Fujian Longking Co. Ltd., Class A	7,900	14,964
	Fujian Star-net Communication Co. Ltd., Class A	10,400	25,576
	Fujian Sunner Development Co. Ltd., Class A	11,100	22,322
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	22,393
	Fushun Special Steel Co. Ltd., Class A	24,500	24,142
	Gansu Energy Chemical Co. Ltd., Class A	102,700	39,373
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	23,731

		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	$15,666
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	24,016
	GCL Energy Technology Co. Ltd., Class A	25,936	29,688
#*	GCL Technology Holdings Ltd.	166,000	36,654
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	223,575
	Geely Automobile Holdings Ltd.	991,001	1,742,094
#	Gemdale Properties & Investment Corp. Ltd.	1,046,000	38,411
Ω	Genertec Universal Medical Group Co. Ltd.	196,000	122,814
#	GF Securities Co. Ltd., Class H	187,000	265,656
#*	Global New Material International Holdings Ltd.	63,000	29,731
*	Glorious Property Holdings Ltd.	294,000	640
	Goldenmax International Group Ltd., Class A	19,400	22,926
	Goldwind Science & Technology Co. Ltd., Class H	75,878	64,455
*	Goodbaby International Holdings Ltd.	204,000	22,289
	Grand Pharmaceutical Group Ltd., Class L	162,000	94,947
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	29,019
	Greatview Aseptic Packaging Co. Ltd.	194,000	60,221
	Greentown China Holdings Ltd.	263,000	348,363
Ω	Greentown Management Holdings Co. Ltd.	96,000	42,998
	Greentown Service Group Co. Ltd.	196,000	102,991

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Advertising Group Co. Ltd., Class A	41,100	$38,248
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	38,350
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	16,165
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	21,647
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	13,345
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	27,721
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	27,233
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	40,534
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	36,375
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	15,259
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,800	26,928
	Guangdong Tapai Group Co. Ltd., Class A	14,400	15,914
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	20,598
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	18,580

		Shares	Value»
CHINA — (Continued)
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	$23,734
*	Guanghui Logistics Co. Ltd., Class A	17,000	19,680
	Guangshen Railway Co. Ltd., Class H	280,000	77,761
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	9,407
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	9,701
#	Guangzhou Automobile Group Co. Ltd., Class H	392,000	137,410
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	70,685
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,100	33,772
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,100	38,859
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	20,756
	Guilin Layn Natural Ingredients Corp., Class A	12,100	13,878
	Guizhou Chanhen Chemical Corp., Class A	7,600	22,726
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	16,080
	Guizhou Tyre Co. Ltd., Class A	27,600	19,204
	Guizhou Zhenhua E-chem, Inc., Class A	6,533	10,822
*	Guoguang Electric Co. Ltd., Class A	12,600	23,465
#Ω	Guotai Junan Securities Co. Ltd., Class H	72,600	106,365

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Haide Capital Management Co. Ltd., Class A	31,100	$36,767
*	Hainan Meilan International Airport Co. Ltd., Class H	41,000	49,101
	Hainan Mining Co. Ltd., Class A	18,400	18,012
	Haitian International Holdings Ltd.	84,000	232,342
#	Haitong Securities Co. Ltd., Class H	512,400	426,780
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	35,077
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	30,614
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	25,822
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	47,711
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	10,438
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	6,800	11,693
	Hangzhou Iron & Steel Co., Class A	63,800	36,823
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	26,042
	Harbin Electric Co. Ltd., Class H	164,000	54,226
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	15,595
	HBIS Resources Co. Ltd., Class A	11,400	23,508
*Ω	HBM Holdings Ltd.	63,000	9,808
	Health & Happiness H&H International Holdings Ltd.	56,000	73,536
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	27,613

		Shares	Value»
CHINA — (Continued)
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,600	$23,319
	Hello Group, Inc., Sponsored ADR	30,301	214,228
	Henan Liliang Diamond Co. Ltd., Class A	2,600	10,424
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	35,640
	Henan Pinggao Electric Co. Ltd., Class A	18,300	46,854
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	26,300
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	23,679
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	17,986
	Hengan International Group Co. Ltd.	115,500	341,055
*	Hengdeli Holdings Ltd.	201,037	3,388
	Hitevision Co. Ltd., Class A	3,900	13,164
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	29,355
*	HNA Technology Co. Ltd., Class A	65,000	25,676
#*	Hopson Development Holdings Ltd.	235,295	105,387
*	Horizon Construction Development Ltd.	256,332	51,594
	Hoyuan Green Energy Co. Ltd., Class A	20,100	67,261
Ω	Hua Hong Semiconductor Ltd.	140,000	391,565
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	9,566
	Huadian Heavy Industries Co. Ltd., Class A	27,200	22,871
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,200	48,513

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Huafu Fashion Co. Ltd., Class A	38,500	$21,188
	Huaihe Energy Group Co. Ltd., Class A	41,600	21,882
	Huangshan Tourism Development Co. Ltd., Class A	7,000	11,127
	Huapont Life Sciences Co. Ltd., Class A	18,200	11,787
Ω	Huatai Securities Co. Ltd., Class H	240,800	407,594
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	49,571
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	59,300	29,870
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	19,712
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	27,644
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	24,256
	Huishang Bank Corp. Ltd., Class H	31,000	9,454
	Hunan Aihua Group Co. Ltd., Class A	6,200	12,654
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	26,500
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	18,981
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	21,529
	HUYA, Inc., ADR	16,422	56,820
*Ω	Hygeia Healthcare Holdings Co. Ltd.	44,400	100,404
*	Hytera Communications Corp. Ltd., Class A	38,600	153,871
*	HyUnion Holding Co. Ltd., Class A	23,200	21,519
	IKD Co. Ltd., Class A	17,300	37,374
	Infore Environment Technology Group Co. Ltd., Class A	41,500	28,156
	Inkeverse Group Ltd .	97,000	12,470

		Shares	Value»
CHINA — (Continued)
	Inmyshow Digital Technology Group Co. Ltd., Class A	38,600	$25,521
	Intco Medical Technology Co. Ltd., Class A	7,680	28,056
#*	iQIYI, Inc., ADR	54,284	141,681
	Jangho Group Co. Ltd., Class A	15,800	12,692
*Ω	JD Health International, Inc.	204,350	731,440
*Ω	JD Logistics, Inc.	334,900	681,481
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	25,999
	Jiangling Motors Corp. Ltd., Class A	13,700	49,276
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	11,856
	Jiangsu Azure Corp., Class A	20,800	27,142
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	29,958
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	20,540
	Jiangsu Etern Co. Ltd., Class A	32,600	24,216
	Jiangsu General Science Technology Co. Ltd., Class A	25,500	18,189
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	36,714
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	20,015
	Jiangsu Hongdou Industrial Co. Ltd., Class A	48,800	17,750
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	23,834
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	34,363

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	$17,515
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,600	16,866
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	22,298
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,600	28,369
	Jiangsu Shagang Co. Ltd., Class A	44,600	40,461
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	25,188
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	25,615
*	Jiangsu Sopo Chemical Co., Class A	11,400	11,308
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	23,000	16,335
	Jiangsu Yinhe Electronics Co. Ltd., Class A	32,400	28,364
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	42,337
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	27,346
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	20,797
	Jiangxi Copper Co. Ltd., Class H	212,000	356,607
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	17,971
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	9,616
	Jihua Group Corp. Ltd., Class A	55,500	23,261
*	Jilin Chemical Fibre, Class A	36,700	20,452

		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co. Ltd.	463,000	$33,392
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	20,139
#	JinkoSolar Holding Co. Ltd., ADR	6,954	184,698
	Jinlei Technology Co. Ltd., Class A	8,200	28,739
	Jinmao Property Services Co. Ltd.	5,740	2,126
#Ω	Jinxin Fertility Group Ltd.	432,000	191,637
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	10,095
#Ω	Jiumaojiu International Holdings Ltd.	57,000	24,612
	Jizhong Energy Resources Co. Ltd., Class A	36,400	30,350
	Joinn Laboratories China Co. Ltd., Class A	10,500	25,841
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	19,900	22,932
	JS Corrugating Machinery Co. Ltd., Class A	13,400	30,782
#Ω	JS Global Lifestyle Co. Ltd.	274,500	55,267
	JSTI Group, Class A	29,400	58,333
*	Ju Teng International Holdings Ltd.	234,000	29,079
	Juewei Food Co. Ltd., Class A	12,700	32,495
*	JY Grandmark Holdings Ltd.	30,000	1,467
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	28,142
	Kaishan Group Co. Ltd., Class A	12,800	17,179
	Kangji Medical Holdings Ltd.	26,000	19,374
*	Kasen International Holdings Ltd.	181,000	7,006
	Keda Industrial Group Co. Ltd., Class A	29,400	34,774
*	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	29,948

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kinetic Development Group Ltd.	476,000	$92,870
	Kingboard Holdings Ltd.	140,500	340,215
	Kingboard Laminates Holdings Ltd.	153,500	133,388
*	Kingsoft Cloud Holdings Ltd.	386,000	74,034
	Kingsoft Corp. Ltd.	176,200	607,228
	KPC Pharmaceuticals, Inc., Class A	10,800	23,089
	Kuangda Technology Group Co. Ltd., Class A	32,500	25,310
	Kunlun Energy Co. Ltd.	728,000	690,407
	Launch Tech Co. Ltd., Class H	27,000	19,321
	Lee & Man Chemical Co. Ltd.	34,000	16,321
	Lee & Man Paper Manufacturing Ltd.	228,000	70,341
*Ω	Legend Holdings Corp., Class H	115,600	113,419
	Lenovo Group Ltd.	24,000	31,647
	LexinFintech Holdings Ltd., ADR	11,767	37,360
	Leyard Optoelectronic Co. Ltd., Class A	44,200	33,008
	Li Ning Co. Ltd.	430,000	877,375
	Liaoning Cheng Da Co. Ltd., Class A	20,200	32,728
	Liaoning Port Co. Ltd., Class H	396,000	37,041
*	Lier Chemical Co. Ltd., Class A	9,500	11,015
	Linewell Software Co. Ltd., Class A	19,400	30,128
	Lingbao Gold Group Co. Ltd., Class H	72,000	32,485
#Ω	Linklogis, Inc., Class B	232,000	50,208
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	33,705
#	LK Technology Holdings Ltd.	77,500	29,850
	Loncin Motor Co. Ltd., Class A	26,200	30,077
Ω	Longfor Group Holdings Ltd.	318,000	515,162

		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	$18,514
	Longshine Technology Group Co. Ltd., Class A	31,900	55,296
	Lonking Holdings Ltd.	374,000	72,000
	Lucky Harvest Co. Ltd., Class A	5,600	22,247
	Luenmei Quantum Co. Ltd., Class A	29,400	24,482
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	26,102
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	23,015
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	21,436
#*Ω	Luye Pharma Group Ltd.	456,500	163,967
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	37,014
	Maccura Biotechnology Co. Ltd., Class A	12,800	25,269
#*Ω	Maoyan Entertainment	58,200	58,294
Ω	Medlive Technology Co. Ltd.	22,000	23,948
	Mesnac Co. Ltd., Class A	20,100	22,177
	Metallurgical Corp. of China Ltd., Class H	549,000	117,886
*Ω	Microport Cardioflow Medtech Corp.	120,000	11,127
Ω	Midea Real Estate Holding Ltd.	51,200	21,933
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	26,439
	Ming Yuan Cloud Group Holdings Ltd.	282,000	97,870
*	Minmetals Development Co. Ltd., Class A	14,800	15,824
*	Minth Group Ltd.	144,000	263,154
*Ω	Mobvista, Inc.	91,000	23,489

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	MOG Digitech Holdings Ltd.	182,000	$29,113
	Moon Environment Technology Co. Ltd., Class A	16,200	24,358
	Morimatsu International Holdings Co. Ltd.	78,000	46,409
	Nanhua Futures Co. Ltd., Class A	7,900	14,039
	NanJi E-Commerce Co. Ltd., Class A	30,400	13,841
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	34,097
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	53,396
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	22,212
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	345
*	Nanjing Tanker Corp., Class A	98,100	46,742
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	24,920
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	12,361
	NetDragon Websoft Holdings Ltd.	46,000	59,927
	Neusoft Corp., Class A	18,000	28,158
	New China Life Insurance Co. Ltd., Class H	166,100	560,547
	Nexteer Automotive Group Ltd.	158,000	57,661
*	Nine Dragons Paper Holdings Ltd.	173,000	75,343
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	24,862
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	21,942
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	33,277

		Shares	Value»
CHINA — (Continued)
	Ningbo Joyson Electronic Corp., Class A	9,000	$21,038
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	11,058
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,435	27,146
	Ningbo Shanshan Co. Ltd., Class A	20,000	25,629
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	15,529
	Ningbo Yunsheng Co. Ltd., Class A	17,300	16,951
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	27,054
*	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	12,169
	NKY Medical Holdings Ltd., Class A	9,750	17,222
	Norinco International Cooperation Ltd., Class A	11,200	16,197
	North China Pharmaceutical Co. Ltd., Class A	19,300	15,511
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	18,391
	Northeast Securities Co. Ltd., Class A	31,000	37,217
*	Nuode New Materials Co. Ltd., Class A	34,600	19,467
	Onewo, Inc., Class H	38,800	114,498
	ORG Technology Co. Ltd., Class A	45,300	32,279
	Orient International Enterprise Ltd., Class A	18,500	18,527
	Orient Overseas International Ltd.	23,000	313,518
Ω	Orient Securities Co. Ltd., Class H	133,600	89,057
*	Oriental Energy Co. Ltd., Class A	28,500	35,378
	PCI Technology Group Co. Ltd., Class A	41,700	28,726

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	$6,075
*	Pengxin International Mining Co. Ltd., Class A	49,700	22,664
	Perfect World Co. Ltd., Class A	18,100	25,527
	PhiChem Corp., Class A	7,800	17,182
*Ω	Ping An Healthcare & Technology Co. Ltd.	113,000	167,541
	PNC Process Systems Co. Ltd., Class A	6,000	22,014
*	Polaris Bay Group Co. Ltd., Class A	37,000	40,618
	Poly Property Group Co. Ltd.	372,560	80,394
	Porton Pharma Solutions Ltd., Class A	4,400	11,471
	Prinx Chengshan Holdings Ltd.	18,000	19,132
	PW Medtech Group Ltd.	123,000	16,901
*	Q Technology Group Co. Ltd.	73,000	47,739
*	Qi An Xin Technology Group, Inc., Class A	6,264	27,962
	Qifu Technology, Inc., ADR	20,470	671,621
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	24,515
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	20,301
	Qingdao Gaoce Technology Co. Ltd., Class A	10,070	19,451
	Qingdao Gon Technology Co. Ltd., Class A	3,900	12,535
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	24,126
Ω	Qingdao Port International Co. Ltd., Class H	113,000	79,172

		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	55,000	$22,586
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	13,509
	Qinhuangdao Port Co. Ltd., Class H	107,500	27,769
*	Qudian, Inc., Sponsored ADR	29,458	68,932
*	Radiance Holdings Group Co. Ltd	119,000	46,353
*Ω	Red Star Macalline Group Corp. Ltd., Class H	48,800	10,342
#*Ω	Redco Properties Group Ltd.	160,000	9,056
	Renhe Pharmacy Co. Ltd., Class A	38,400	31,123
	Rianlon Corp., Class A	3,300	12,767
	Risen Energy Co. Ltd., Class A	11,200	22,666
	Riyue Heavy Industry Co. Ltd., Class A	17,000	31,192
	Rizhao Port Co. Ltd., Class A	28,000	12,443
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	31,934
*	Roshow Technology Co. Ltd., Class A	46,700	43,764
	Runjian Co. Ltd., Class A	4,400	18,359
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	34,176
	Sansure Biotech, Inc., Class A	4,502	14,221
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	144,950
*	Seazen Group Ltd.	624,380	188,588
	S-Enjoy Service Group Co. Ltd.	73,000	33,797
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	22,087

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	$21,682
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	21,961
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	11,881
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	22,307
	Shandong Haihua Co. Ltd., Class A	15,600	12,376
*	Shandong Hi-Speed New Energy Group Ltd.	112,800	21,976
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	17,337
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	10,792
	Shandong Humon Smelting Co. Ltd., Class A	15,300	23,816
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	20,281
	Shandong Jinjing Science & Technology Co. Ltd., Class A	22,800	19,757
	Shandong Lukang Pharma, Class A	23,200	27,175
	Shandong Publishing & Media Co. Ltd., Class A	18,300	27,465
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	27,204
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	499,200	310,643
	Shandong Xiantan Co. Ltd., Class A	10,050	8,486
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	25,264

		Shares	Value»
CHINA — (Continued)
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	18,800	$33,858
	Shanghai AJ Group Co. Ltd., Class A	37,000	31,143
	Shanghai Bailian Group Co. Ltd., Class A	25,800	35,469
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	10,559
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	21,306
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	13,213
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	19,541
*	Shanghai Electric Group Co. Ltd., Class H	372,000	119,936
	Shanghai Environment Group Co. Ltd., Class A	31,680	37,400
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	138,819
	Shanghai Huayi Group Co. Ltd., Class A	21,300	20,139
	Shanghai Industrial Holdings Ltd.	85,000	129,647
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	24,458
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	24,270
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	25,702
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,500	23,978
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	175,580

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	$12,606
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	18,680
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	39,866
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	36,250
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	12,000	13,947
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	23,696
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	23,757
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	26,148
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	19,911
	Shantui Construction Machinery Co. Ltd., Class A	22,000	27,626
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	21,698
	Shanxi Coking Co. Ltd., Class A	75,810	44,425
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	23,278
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	18,547
	Shanying International Holding Co. Ltd., Class A	104,000	26,777
	Shenghe Resources Holding Co. Ltd., Class A	36,800	58,469
	Shenma Industry Co. Ltd., Class A	31,900	31,558

		Shares	Value»
CHINA — (Continued)
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	$75,426
	Shenzhen Agricultural Products Group Co. Ltd., Class A	20,600	18,943
	Shenzhen Airport Co. Ltd., Class A	31,600	30,883
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	15,309
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	25,177
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	23,578
	Shenzhen Desay Battery Technology Co., Class A	6,300	22,269
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	52,008
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	12,053
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	13,713
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	12,888
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	28,662
	Shenzhen International Holdings Ltd.	264,200	224,298
	Shenzhen Investment Ltd.	282,068	34,715
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	24,708
	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	25,852
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	29,482

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	$26,046
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	38,902
	Shenzhen Leaguer Co. Ltd., Class A	24,800	36,972
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	34,141
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	16,154
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	42,259
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	24,883
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	15,285
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	24,927
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	23,516
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	47,063
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	9,508
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	20,700	107,095
	Shinva Medical Instrument Co. Ltd., Class A	7,930	19,299
	Shoucheng Holdings Ltd.	466,000	62,198
	Shougang Fushan Resources Group Ltd.	438,790	158,700
	Shui On Land Ltd.	914,000	83,585

		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	31,600	$84,010
	Sichuan EM Technology Co. Ltd., Class A	17,500	21,071
	Sichuan Haite High-tech Co. Ltd., Class A	15,500	26,018
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	26,662
	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	36,226
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	22,977
	Sichuan Yahua Industrial Group Co. Ltd., Class A	26,700	39,735
*	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	54,738
	SIIC Environment Holdings Ltd. (807 HK)	193,000	23,843
*	Silver Grant International Holdings Group Ltd.	324,000	4,423
#Ω	Simcere Pharmaceutical Group Ltd.	136,000	122,713
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sino Biopharmaceutical Ltd.	1,566,000	711,382
*	Sinochem International Corp., Class A	30,600	18,203
	Sinofert Holdings Ltd.	464,000	69,120
	Sinomach Automobile Co. Ltd., Class A	21,400	19,308
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	17,113
	Sinopec Engineering Group Co. Ltd., Class H	282,500	196,159

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Kantons Holdings Ltd.	230,000	$126,677
*	Sinopec Oilfield Equipment Corp., Class A	25,600	20,499
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	70,070
	Sinopharm Group Co. Ltd., Class H	284,000	707,526
	Sino-Platinum Metals Co. Ltd., Class A	10,660	21,217
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,962
	Sinosteel New Materials Co. Ltd., Class A	12,100	12,946
	Sinotrans Ltd., Class H	393,000	175,588
	Sinotruk Hong Kong Ltd.	114,000	307,695
	Skyworth Digital Co. Ltd., Class A	15,900	31,761
	Skyworth Group Ltd.	236,434	94,049
Ω	Smoore International Holdings Ltd.	131,000	171,027
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	19,137
*	SOHO China Ltd.	381,500	35,298
	Southern Publishing & Media Co. Ltd., Class A	5,800	11,331
	SSY Group Ltd.	30,000	14,564
	Stanley Agricultural Group Co. Ltd., Class A	22,000	22,491
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	42,919
	STO Express Co. Ltd., Class A	13,600	20,741
	Sumec Corp. Ltd., Class A	29,000	36,778
	Sun Art Retail Group Ltd.	220,000	64,751
#*	Sun King Technology Group Ltd.	218,000	34,475
	Sunrise Group Co. Ltd., Class A	27,700	21,276

		Shares	Value»
CHINA — (Continued)
	Sunstone Development Co. Ltd., Class A	10,000	$19,411
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	27,563
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	30,343
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,100	48,873
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	20,261
	SY Holdings Group Ltd.	126,500	111,865
	Symphony Holdings Ltd.	190,000	20,545
	Taiji Computer Corp. Ltd., Class A	10,400	39,030
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	15,419
*	Tangshan Jidong Cement Co. Ltd., Class A	31,600	26,401
	TangShan Port Group Co. Ltd., Class A	72,600	44,590
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	24,853
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	26,791
	TCL Electronics Holdings Ltd.	209,000	148,335
	TDG Holdings Co. Ltd., Class A	21,000	22,876
	Tencent Music Entertainment Group, ADR	28,036	312,041
	Three’s Co. Media Group Co. Ltd., Class A	6,700	28,728
	Tian An China Investment Co. Ltd.	123,000	63,134
*††	Tian Shan Development Holding Ltd.	52,000	0

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tiande Chemical Holdings Ltd.	156,000	$23,599
	Tiangong International Co. Ltd.	308,000	71,082
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	25,667
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	27,382
	Tianjin Port Co. Ltd., Class A	33,200	22,423
	Tianjin Port Development Holdings Ltd.	526,000	45,237
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	26,604
	Tianjin Teda Co. Ltd., Class A	47,200	32,105
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	8,858
#	Tianneng Power International Ltd.	122,000	99,121
#	Tianqi Lithium Corp., Class H	26,800	89,539
	Tianrun Industry Technology Co. Ltd., Class A	35,200	23,793
#*	Tibet Water Resources Ltd.	477,000	21,547
	Titan Wind Energy Suzhou Co. Ltd., Class A	17,500	22,509
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	26,795
	Toly Bread Co. Ltd., Class A	27,100	22,875
	Tomson Group Ltd.	89,778	28,163
	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	75,965
*	Tongdao Liepin Group	30,800	9,030
*	Tongguan Gold Group Ltd.	112,000	6,972
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	21,201

		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	$26,620
*	Topsec Technologies Group, Inc., Class A	35,200	39,001
Ω	Topsports International Holdings Ltd.	245,000	81,633
	Transfar Zhilian Co. Ltd., Class A	38,900	23,595
	TravelSky Technology Ltd., Class H	155,000	217,246
	Triangle Tyre Co. Ltd., Class A	9,700	19,778
	Truly International Holdings Ltd.	314,000	42,619
*	Tsinghua Tongfang Co. Ltd., Class A	32,500	38,912
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	3,494
	Unilumin Group Co. Ltd., Class A	28,700	28,813
	Valiant Co. Ltd., Class A	14,100	21,140
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	11,500	27,241
	Vatti Corp. Ltd., Class A	19,300	21,360
*††Ω	Venus MedTech Hangzhou, Inc., Class H	47,000	6,348
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	43,172
	Vipshop Holdings Ltd., ADR	62,902	908,305
*	Vnet Group, Inc., ADR	15,955	52,332
	Wangneng Environment Co. Ltd., Class A	10,100	21,319
	Wanguo Gold Group Ltd.	64,000	80,881
	Wanxiang Qianchao Co. Ltd., Class A	50,000	45,827
	Wasion Holdings Ltd.	124,000	93,818
	Wasu Media Holding Co. Ltd., Class A	24,500	25,650

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weibo Corp. (9898 HK), Class A	4,640	$42,314
	Weichai Power Co. Ltd., Class H	342,000	516,783
	Weifu High-Technology Group Co. Ltd., Class A	12,200	30,450
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	25,535
*	Wellhope Foods Co. Ltd., Class A	18,200	20,965
	West China Cement Ltd.	394,000	58,738
	Wharf Holdings Ltd.	210,000	595,014
	Windey Energy Technology Group Co. Ltd., Class A	10,400	19,698
	Winner Medical Co. Ltd., Class A	3,500	15,363
	Wolong Electric Group Co. Ltd., Class A	12,900	27,144
*	Wuhan P&S Information Technology Co. Ltd., Class A	28,300	52,362
	Wuhu Token Science Co. Ltd., Class A	41,900	42,921
	Wushang Group Co. Ltd., Class A	19,800	23,269
*Ω	Wuxi Biologics Cayman, Inc.	721,500	1,532,756
	Wuxi Boton Technology Co. Ltd., Class A	9,700	25,934
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	19,135
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	13,881
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	22,678
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	25,843
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	221,000	28,262

		Shares	Value»
CHINA — (Continued)
	Xiamen Bank Co. Ltd., Class A	54,200	$39,708
*	Xiamen Changelight Co. Ltd., Class A	25,000	54,569
	Xiamen ITG Group Corp. Ltd., Class A	23,400	21,489
	Xiamen Xiangyu Co. Ltd., Class A	31,300	25,874
	Xi’An Shaangu Power Co. Ltd., Class A	26,300	32,555
	Xiandai Investment Co. Ltd., Class A	38,000	22,141
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	30,254
	Xianhe Co. Ltd., Class A	11,300	29,604
	Xilinmen Furniture Co. Ltd., Class A	7,500	21,317
	Xinfengming Group Co. Ltd., Class A	28,900	45,752
	Xingda International Holdings Ltd.	191,510	31,250
	Xingfa Aluminium Holdings Ltd.	20,000	19,045
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	75,038
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	16,976
	Xinjiang Joinworld Co. Ltd., Class A	18,800	19,445
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	25,214
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	17,764
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	27,651
#*	Xinte Energy Co. Ltd., Class H	64,000	88,882
*	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	16,966
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	42,617

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Xinyi Energy Holdings Ltd.	528,127	$59,751
	Xinyi Solar Holdings Ltd.	920,000	471,837
	Xinyu Iron & Steel Co. Ltd., Class A	87,900	47,079
	Xinzhi Group Co. Ltd., Class A	13,100	25,290
	Xtep International Holdings Ltd.	317,520	235,477
*	Xunlei Ltd., ADR	12,789	25,962
	Yangling Metron New Material, Inc., Class A	6,700	23,973
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	45,460
#	Yankuang Energy Group Co. Ltd., Class H	324,000	421,571
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	12,298
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,700	19,687
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,100	17,496
*	Yatsen Holding Ltd., ADR	17,343	65,903
*	Yeahka Ltd.	34,000	48,256
	Yechiu Metal Recycling China Ltd., Class A	70,100	26,047
	Yeebo International Holdings Ltd.	46,000	13,959
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	9,379
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	67,044
*	Yiren Digital Ltd., Sponsored ADR	19,865	112,039
Ω	Yixin Group Ltd.	525,500	51,365
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	12,273
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	42,749

		Shares	Value»
CHINA — (Continued)
	Yongjin Technology Group Co. Ltd.	6,800	$18,126
	Yotrio Group Co. Ltd., Class A	63,800	28,626
*	Youzu Interactive Co. Ltd., Class A	17,900	24,921
	Yuexiu Property Co. Ltd.	210,600	174,228
	Yuexiu Services Group Ltd.	90,500	38,755
*	Yueyang Forest & Paper Co. Ltd., Class A	24,600	21,257
	Yunnan Energy Investment Co. Ltd., Class A	11,700	20,930
	Yunnan Tin Co. Ltd., Class A	17,600	37,669
	Yusys Technologies Co. Ltd., Class A	9,500	34,148
	Yutong Bus Co. Ltd., Class A	13,000	44,275
	Zengame Technology Holding Ltd.	62,000	21,917
	Zhefu Holding Group Co. Ltd., Class A	68,100	32,924
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	25,876
	Zhejiang Communications Technology Co. Ltd., Class A	58,320	35,230
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	31,574
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	55,802
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	23,680
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	28,961
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	11,761
	Zhejiang Hailiang Co. Ltd., Class A	17,500	21,629

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang HangKe Technology, Inc. Co., Class A	8,981	$23,232
	Zhejiang Hangmin Co. Ltd., Class A	13,700	14,180
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	22,330
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	64,906
	Zhejiang Huangma Technology Co. Ltd., Class A	15,200	23,904
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	15,600	11,932
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	15,807
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Clas s A	9,400	25,791
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	40,738
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	22,496
	Zhejiang Longsheng Group Co. Ltd., Class A	9,000	12,727
	Zhejiang Medicine Co. Ltd., Class A	8,405	19,473
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	47,482
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,556	12,691
	Zhejiang Runtu Co. Ltd., Class A	10,300	9,392
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	28,688

		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	$20,436
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	11,996
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	23,900
	Zhejiang Wanma Co. Ltd., Class A	25,300	27,924
	Zhejiang Wansheng Co. Ltd., Class A	8,600	13,222
	Zhejiang XCC Group Co. Ltd., Class A	5,900	15,508
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	24,386
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	25,393
	Zhejiang Xinao Textiles, Inc., Class A	19,200	19,000
	Zhende Medical Co. Ltd., Class A	3,900	12,646
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	45,757
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	21,620
*	Zhewen Interactive Group Co. Ltd., Class A	33,900	26,516
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	162,100	292,415
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	26,840
	Zhongsheng Group Holdings Ltd	70,500	108,414
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	19,836

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	$30,232
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	42,970
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	59,500	228,329
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	54,683
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	10,925
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	42,398
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	22,400
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	170,201

TOTAL CHINA			64,258,791

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	5,074	10,032
	Corp. Financiera Colombiana SA	2,750	9,371
	Grupo Argos SA	26,923	118,029

TOTAL COLOMBIA			137,432

GREECE — (0.5%)
	Alpha Services & Holdings SA	252,527	380,389
	Autohellas Tourist & Trading SA	2,338	28,881
	Bank of Greece	2,693	38,689
	Ellaktor SA	5,435	10,512
	Fourlis Holdings SA	2,389	9,580
	GEK Terna SA	4,835	91,253
	Helleniq Energy Holdings SA	10,084	75,836
	Intracom Holdings SA	4,631	13,916
*	LAMDA Development SA	9,148	73,479
	Motor Oil Hellas Corinth Refineries SA	8,499	181,501

		Shares	Value»
GREECE — (Continued)
	Piraeus Financial Holdings SA	47,542	$179,129
	Piraeus Port Authority SA	1,053	31,795
	Sarantis SA	1,153	13,799
	Titan Cement International SA (TITC GA)	5,440	194,541

TOTAL GREECE			1,323,300

HONG KONG — (0.0%)
	PAX Global Technology Ltd	45,000	29,813
#††	Untrade.China Dili	334,200	5,322

TOTAL HONG KONG			35,135

INDIA — (23.1%)
	360 ONE WAM Ltd.	16,231	209,019
	63 Moons Technologies Ltd.	3,396	23,050
	Aarti Drugs Ltd.	7,935	45,450
	Aarti Industries Ltd.	25,524	154,833
	Aarti Pharmalabs Ltd.	3,849	29,381
*	Aavas Financiers Ltd.	5,153	102,074
	ACC Ltd.	11,413	313,786
	Action Construction Equipment Ltd.	6,469	104,828
	ADF Foods Ltd.	11,510	40,988
*	Aditya Birla Capital Ltd.	73,935	178,011
	Aditya Birla Real Estate Ltd.	8,265	269,750
	Advanced Enzyme Technologies Ltd.	6,682	37,609
	Aegis Logistics Ltd.	20,735	197,066
*	Aether Industries Ltd.	2,729	27,540
	AGI Greenpac Ltd.	3,184	35,580
	Agro Tech Foods Ltd.	1,967	22,058
	Ahluwalia Contracts India Ltd.	3,784	47,704
	AIA Engineering Ltd.	5,562	256,320
	Ajanta Pharma Ltd.	3,566	129,352
	Alembic Ltd.	6,876	10,497
	Alembic Pharmaceuticals Ltd.	8,442	113,173
	Alkem Laboratories Ltd.	4,259	292,372
*	Allcargo Logistics Ltd.	29,876	20,096
	Allcargo Terminals Ltd.	7,469	3,745
	Amara Raja Energy & Mobility Ltd.	17,864	294,197

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Amber Enterprises India Ltd.	2,627	$187,641
	Ambika Cotton Mills Ltd.	569	10,683
	Ambuja Cements Ltd.	1,803	12,439
	Anant Raj Ltd.	16,935	148,100
	Andhra Paper Ltd.	8,580	10,204
	Andhra Sugars Ltd.	8,815	11,027
	Apar Industries Ltd.	1,978	235,300
	APL Apollo Tubes Ltd.	963	17,333
	Apollo Pipes Ltd.	1,969	12,285
	Apollo Tyres Ltd.	58,316	346,593
	Arvind Fashions Ltd.	4,486	30,065
	Arvind Ltd.	22,037	97,472
	Asahi India Glass Ltd.	7,855	70,043
*	Ashapura Minechem Ltd.	2,747	7,764
	Ashiana Housing Ltd.	6,134	22,579
	Ashok Leyland Ltd.	187,863	465,101
*	Ashoka Buildcon Ltd.	22,830	64,541
Ω	Aster DM Healthcare Ltd.	20,067	105,656
	Astra Microwave Products Ltd.	3,585	33,644
	Atul Ltd.	1,372	128,229
Ω	AU Small Finance Bank Ltd.	22,943	167,341
	Aurobindo Pharma Ltd.	52,623	871,345
	Automotive Axles Ltd.	879	19,248
	Avadh Sugar & Energy Ltd.	1,253	9,244
	Avanti Feeds Ltd.	6,008	41,969
	Bajaj Consumer Care Ltd.	15,751	42,618
*	Bajaj Hindusthan Sugar Ltd.	120,090	49,135
	Bajaj Holdings & Investment Ltd.	3,740	457,413
	Balaji Amines Ltd.	852	21,475
	Balkrishna Industries Ltd.	10,726	363,710
	Balmer Lawrie & Co. Ltd.	10,274	29,297
	Balrampur Chini Mills Ltd.	24,145	177,622
	Banco Products India Ltd.	1,519	13,103
Ω	Bandhan Bank Ltd.	104,961	226,661
	Bank of India	87,859	113,093
	Bank of Maharashtra	86,887	56,179
	Bannari Amman Sugars Ltd.	715	29,702

		Shares	Value»
INDIA — (Continued)
	BASF India Ltd.	1,446	$132,123
	BEML Ltd.	3,138	150,954
	Bhansali Engineering Polymers Ltd.	32,989	52,807
	Bharat Bijlee Ltd.	1,034	56,860
	Bharat Forge Ltd.	2,736	45,826
	Bharat Heavy Electricals Ltd.	185,535	525,209
	Bharat Rasayan Ltd.	47	6,213
	Birla Corp. Ltd.	5,943	82,181
	Birlasoft Ltd.	27,719	179,910
	Bombay Burmah Trading Co	3,632	119,401
*	Borosil Ltd.	2,132	11,186
*††	Borosil Scientific Ltd.	1,599	3,492
	Bosch Ltd.	925	384,672
	Brigade Enterprises Ltd.	10,379	145,651
*	Brightcom Group Ltd.	196,745	18,929
	BSE Ltd.	8,010	424,726
	Can Fin Homes Ltd.	13,719	141,338
	Canara Bank	358,790	437,535
*	Capacit’e Infraprojects Ltd.	12,960	58,376
	Caplin Point Laboratories Ltd.	4,054	97,853
	Carborundum Universal Ltd.	1,706	27,871
	Care Ratings Ltd.	3,111	54,026
*	Cartrade Tech Ltd.	2,827	36,228
	CCL Products India Ltd.	7,811	62,851
	Ceat Ltd.	5,123	170,289
	Century Enka Ltd.	2,942	20,212
	Century Plyboards India Ltd.	2,114	21,303
	Cera Sanitaryware Ltd.	209	17,845
	Chambal Fertilisers & Chemicals Ltd.	29,578	169,615
	Cholamandalam Financial Holdings Ltd.	15,121	305,293
	Cholamandalam Investment & Finance Co. Ltd.	46,252	695,745
	CIE Automotive India Ltd.	20,010	117,525
	Cigniti Technologies Ltd.	1,547	25,957
	Cipla Ltd.	21,378	393,602
	City Union Bank Ltd.	66,775	139,012
	CMS Info Systems Ltd.	14,556	92,532

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Cochin Shipyard Ltd.	19,212	$341,206
	Confidence Petroleum India Ltd.	17,447	16,125
	Container Corp. of India Ltd.	40,331	404,065
	Coromandel International Ltd.	17,834	353,014
	Cosmo First Ltd.	2,466	22,600
	CreditAccess Grameen Ltd.	8,071	93,836
*	CSB Bank Ltd.	13,783	51,480
	Cummins India Ltd.	1,676	69,423
	Cyient Ltd.	10,301	223,384
	Dalmia Bharat Ltd.	13,110	286,188
	Dalmia Bharat Sugar & Industries Ltd.	1,619	8,830
	DB Corp. Ltd.	6,805	26,085
	DCB Bank Ltd.	57,328	83,209
	DCM Shriram Ltd.	5,586	69,353
	DCW Ltd.	20,413	24,544
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	119,207
	Delta Corp. Ltd.	17,415	24,061
*	DEN Networks Ltd.	17,185	9,782
*	Dhampur Sugar Mills Ltd.	5,029	11,660
*	Dhani Services Ltd.	45,884	31,175
	Dhanuka Agritech Ltd.	1,649	30,906
Ω	Dilip Buildcon Ltd.	2,926	17,442
*	Dishman Carbogen Amcis Ltd.	4,884	11,242
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	11,240	830,636
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	15,140	228,968
*	Dwarikesh Sugar Industries Ltd.	25,289	18,832
	Dynamatic Technologies Ltd.	378	34,043
	eClerx Services Ltd.	3,096	106,778
	Edelweiss Financial Services Ltd.	91,879	119,653
	EID Parry India Ltd.	13,557	129,471
	EIH Ltd.	16,018	68,857
	Electrosteel Castings Ltd.	67,971	131,945
Ω	Endurance Technologies Ltd.	4,098	115,402
	Engineers India Ltd.	54,368	125,168
	Epigral Ltd.	2,451	61,741

		Shares	Value»
INDIA — (Continued)
	EPL Ltd.	16,493	$52,566
*	Equinox India Developments Ltd.	69,019	90,277
Ω	Equitas Small Finance Bank Ltd.	64,024	52,894
*Ω	Eris Lifesciences Ltd.	5,181	80,822
	Escorts Kubota Ltd.	7,272	325,420
	Everest Industries Ltd.	632	8,394
	Exide Industries Ltd.	67,801	365,582
*	FDC Ltd.	8,552	55,853
	Federal Bank Ltd.	298,315	722,909
	FIEM Industries Ltd.	2,550	46,481
*	Fino Payments Bank Ltd.	2,776	12,579
	Finolex Cables Ltd.	10,965	158,785
	Finolex Industries Ltd.	45,245	163,688
	Firstsource Solutions Ltd.	40,640	163,994
	Force Motors Ltd.	534	49,306
	Fortis Healthcare Ltd.	67,232	504,767
	Gabriel India Ltd.	14,644	79,007
	GAIL India Ltd. (GAIL IN)	138,523	328,226
	Galaxy Surfactants Ltd.	1,265	44,155
	Ganesh Housing Corp. Ltd.	2,074	26,261
	Ganesha Ecosphere Ltd.	871	21,882
	Garware Technical Fibres Ltd.	1,235	59,378
	Gateway Distriparks Ltd.	53,007	55,393
	GHCL Ltd.	12,047	84,851
	GHCL Textiles Ltd.	12,047	15,000
	GIC Housing Finance Ltd.	4,685	11,734
*Ω	Gland Pharma Ltd.	634	12,438
	Glenmark Pharmaceuticals Ltd.	25,269	509,686
	Godawari Power & Ispat Ltd.	29,870	68,631
	Godfrey Phillips India Ltd.	2,269	178,306
Ω	Godrej Agrovet Ltd.	5,663	47,992
*	Godrej Industries Ltd.	12,487	154,372
	Gokaldas Exports Ltd.	4,989	53,464
	Goodyear India Ltd.	858	10,391
	Granules India Ltd.	23,190	157,412
	Graphite India Ltd.	13,925	87,236

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	13,172	$15,890
	Great Eastern Shipping Co. Ltd.	17,366	265,344
	Greaves Cotton Ltd.	10,604	23,276
	Greenlam Industries Ltd.	1,255	7,795
	Greenpanel Industries Ltd.	7,462	34,462
	Greenply Industries Ltd.	3,563	14,707
	Gujarat Alkalies & Chemicals Ltd.	4,036	41,001
	Gujarat Ambuja Exports Ltd.	22,550	35,596
	Gujarat Fluorochemicals Ltd.	3,294	168,195
	Gujarat Mineral Development Corp. Ltd.	17,056	74,601
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	85,574
	Gujarat Pipavav Port Ltd.	41,924	98,715
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	79,804
	Gujarat State Petronet Ltd.	48,339	223,019
	Gulf Oil Lubricants India Ltd.	1,818	25,618
*	Hathway Cable & Datacom Ltd.	78,059	17,964
	HBL Power Systems Ltd.	11,243	74,580
*	HealthCare Global Enterprises Ltd.	7,253	38,717
	HEG Ltd.	13,190	67,793
	HeidelbergCement India Ltd.	9,938	27,233
	Heritage Foods Ltd.	14,892	93,079
	Hero MotoCorp Ltd. (HMCL IN)	6,504	383,782
	HFCL Ltd.	136,955	196,246
	HG Infra Engineering Ltd.	2,995	48,096
	Hikal Ltd.	4,944	22,303
	HIL Ltd.	799	26,173
	Himadri Speciality Chemical Ltd.	40,762	277,803

		Shares	Value»
INDIA — (Continued)
*	Himatsingka Seide Ltd.	4,826	$9,692
	Hinduja Global Solutions Ltd.	1,427	13,305
	Hindustan Aeronautics Ltd.	4,264	214,941
Ω	Home First Finance Co. India Ltd.	1,568	21,952
	Honda India Power Products Ltd.	495	22,005
	Huhtamaki India Ltd.	3,724	12,639
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	253,443
	ICRA Ltd.	640	54,161
*	IDFC First Bank Ltd.	828,466	648,393
	IIFL Finance Ltd.	37,191	193,411
	IIFL Securities Ltd.	10,171	45,703
*	India Cements Ltd.	29,087	125,571
	India Glycols Ltd.	2,660	37,967
	Indian Bank	44,284	310,175
Ω	Indian Railway Finance Corp. Ltd.	152,813	281,143
	Indo Count Industries Ltd.	9,730	44,723
	Indoco Remedies Ltd.	2,313	8,523
*	Indus Towers Ltd.	97,737	394,420
	Infibeam Avenues Ltd.	180,857	62,204
	Info Edge India Ltd.	8,600	757,695
*	Inox Wind Ltd.	15,852	41,781
	Intellect Design Arena Ltd.	9,038	78,546
	Ipca Laboratories Ltd.	19,348	366,004
Ω	IRCON International Ltd.	61,167	157,449
	ISGEC Heavy Engineering Ltd.	2,819	45,158
	ITD Cementation India Ltd.	21,907	147,160
	J Kumar Infraprojects Ltd.	8,134	76,475
*	Jagran Prakashan Ltd.	20,306	21,634
	Jai Corp. Ltd.	16,249	63,877
	Jammu & Kashmir Bank Ltd.	59,754	70,996
	Jamna Auto Industries Ltd.	26,376	35,095
	JB Chemicals & Pharmaceuticals Ltd.	1,201	27,758
	Jindal Saw Ltd.	73,248	274,179
	Jindal Stainless Ltd.	67,116	534,951

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Steel & Power Ltd.	48,771	$531,409
	JK Cement Ltd.	4,807	245,255
	JK Lakshmi Cement Ltd.	9,249	88,850
	JK Paper Ltd.	13,452	73,284
	JK Tyre & Industries Ltd.	16,774	78,551
	JM Financial Ltd.	85,680	141,213
	JSW Energy Ltd.	49,563	399,924
	JTEKT India Ltd.	11,048	22,719
	Jubilant Ingrevia Ltd.	16,322	138,253
	Jubilant Pharmova Ltd.	12,752	181,908
*	Just Dial Ltd.	2,955	39,790
	Jyothy Labs Ltd.	16,518	102,012
	Kalpataru Projects International Ltd.	11,825	179,362
	Kalyani Steels Ltd.	5,570	52,361
	Kansai Nerolac Paints Ltd.	25,839	87,368
	Karnataka Bank Ltd.	66,443	170,421
	Karur Vysya Bank Ltd.	70,147	187,529
	Kaveri Seed Co. Ltd.	2,474	27,040
	KCP Ltd.	12,677	32,439
	KDDL Ltd.	114	3,519
	KEC International Ltd.	15,776	185,601
	KEI Industries Ltd.	1,069	51,280
	Kennametal India Ltd.	656	23,371
	Kewal Kiran Clothing Ltd.	1,817	13,837
	Kirloskar Brothers Ltd.	5,543	126,488
	Kirloskar Ferrous Industries Ltd.	6,216	46,637
	Kirloskar Oil Engines Ltd.	10,741	145,566
	Kirloskar Pneumatic Co. Ltd.	2,651	52,917
	KNR Constructions Ltd.	19,028	66,872
	Kolte-Patil Developers Ltd.	6,966	30,445
	Kovai Medical Center & Hospital	977	61,786
	KPR Mill Ltd.	10,562	116,485
	KRBL Ltd.	9,467	32,643
	Krsnaa Diagnostics Ltd.	1,854	20,755
	KSB Ltd.	6,625	63,049
	L&T Finance Ltd.	125,185	217,570
	LA Opala RG Ltd.	3,233	13,006
Ω	Laurus Labs Ltd.	50,778	295,991

		Shares	Value»
INDIA — (Continued)
	Laxmi Organic Industries Ltd.	6,278	$20,233
	LG Balakrishnan & Bros Ltd.	4,876	76,302
	LIC Housing Finance Ltd.	52,307	391,970
	Linde India Ltd.	621	56,380
	LMW Ltd.	473	94,147
	LT Foods Ltd.	25,353	117,442
	Lumax Auto Technologies Ltd.	4,144	25,589
	Lumax Industries Ltd.	360	10,501
	Lupin Ltd.	29,069	757,006
	LUX Industries Ltd.	482	11,254
	Maharashtra Scooters Ltd.	720	88,997
	Maharashtra Seamless Ltd.	9,160	67,851
	Mahindra & Mahindra Financial Services Ltd.	84,045	268,845
	Mahindra Lifespace Developers Ltd.	12,243	71,792
Ω	Mahindra Logistics Ltd.	4,503	21,893
	Maithan Alloys Ltd.	646	7,897
*	Man Industries India Ltd.	4,449	16,838
	Man Infraconstruction Ltd.	20,147	46,583
	Manappuram Finance Ltd.	86,581	160,956
	Marksans Pharma Ltd.	51,545	177,417
Ω	MAS Financial Services Ltd.	8,817	30,514
	Mastek Ltd.	2,382	81,244
	Mayur Uniquoters Ltd.	2,174	15,863
	Mazagon Dock Shipbuilders Ltd.	2,206	106,577
*	Medplus Health Services Ltd.	3,246	25,693
*	Meghmani Organics Ltd.	26,079	30,933
	Minda Corp. Ltd.	10,408	63,446
Ω	Mishra Dhatu Nigam Ltd.	11,441	45,222
	MM Forgings Ltd.	2,438	14,118
	MOIL Ltd.	10,893	42,502
	Monte Carlo Fashions Ltd.	1,697	15,700
*	Morepen Laboratories Ltd.	76,735	72,549

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	26,176	$292,809
	Mphasis Ltd.	10,099	344,706
	MRF Ltd.	327	474,403
	Muthoot Finance Ltd.	19,462	442,491
	Natco Pharma Ltd.	13,343	221,105
	National Aluminium Co. Ltd.	131,702	354,795
	Nava Ltd.	19,142	219,345
	Navneet Education Ltd.	13,541	23,226
	NCC Ltd.	75,278	265,740
	NESCO Ltd.	3,096	36,414
	Neuland Laboratories Ltd.	1,011	176,556
	NIIT Learning Systems Ltd.	11,898	61,688
	NIIT Ltd.	11,898	21,870
	Nilkamal Ltd.	1,015	23,524
Ω	Nippon Life India Asset Management Ltd.	11,787	98,894
	NMDC Ltd.	145,066	380,683
*††	NMDC Steel Ltd.	99,766	56,021
	NOCIL Ltd.	20,106	69,182
	NRB Bearings Ltd.	5,264	15,956
	Nucleus Software Exports Ltd.	803	11,335
*	Nuvama Wealth Management Ltd.	1,025	84,822
	Oberoi Realty Ltd.	18,904	443,417
	Odigma Consultancy Solutions	2,032	3,076
	One 97 Communications Ltd.	19,589	175,730
	Oracle Financial Services Software Ltd.	1,397	180,852
	Orient Cement Ltd.	21,919	90,020
	Oriental Hotels Ltd.	9,781	21,121
	Paisalo Digital Ltd.	74,660	41,289
	Panama Petrochem Ltd.	4,921	22,102
	Patanjali Foods Ltd.	11,983	254,521
*	Patel Engineering Ltd.	53,331	32,402
*	PC Jeweller Ltd.	55,461	103,469
	PCBL Ltd.	24,419	118,778
*	Pennar Industries Ltd.	6,497	14,996
	Persistent Systems Ltd.	776	49,404
	Petronet LNG Ltd.	133,201	527,360

		Shares	Value»
INDIA — (Continued)
	Pfizer Ltd.	921	$55,808
*	PG Electroplast Ltd.	10,950	82,913
	Phoenix Mills Ltd.	27,594	499,065
	PI Industries Ltd.	277	14,733
	Piramal Enterprises Ltd.	17,803	223,493
	Piramal Pharma Ltd.	84,165	266,829
	PIX Transmissions Ltd.	265	5,050
	PNC Infratech Ltd.	17,023	64,016
	Pokarna Ltd.	1,954	25,180
	Polyplex Corp. Ltd.	2,859	38,824
	Poonawalla Fincorp Ltd.	32,873	147,926
	Power Finance Corp. Ltd.	157,340	845,734
	Power Mech Projects Ltd.	1,572	55,152
	Praj Industries Ltd.	4,375	38,283
*	Prakash Industries Ltd.	12,834	25,361
Ω	Prataap Snacks Ltd.	1,973	24,864
	Prestige Estates Projects Ltd.	26,383	513,317
*	Pricol Ltd.	18,565	106,422
*	Prince Pipes & Fittings Ltd.	4,415	24,780
*	Prism Johnson Ltd.	45,272	103,286
	Privi Speciality Chemicals Ltd.	741	15,168
*	PSP Projects Ltd.	1,063	7,608
*	PTC India Financial Services Ltd.	31,087	16,102
	PTC India Ltd.	49,707	107,488
	Puravankara Ltd.	7,743	38,549
Ω	Quess Corp. Ltd.	11,307	97,045
	Radico Khaitan Ltd.	657	18,581
*	Rain Industries Ltd.	35,316	67,606
	Rallis India Ltd.	10,770	43,543
	Ramco Cements Ltd.	16,711	176,237
	Ramco Industries Ltd.	6,510	18,920
*	Ramco Systems Ltd.	2,857	13,351
	Ramkrishna Forgings Ltd.	6,538	71,092
*	Ramky Infrastructure Ltd.	1,161	8,655
	Rane Holdings Ltd.	1,439	31,858
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	43,427
	Ratnamani Metals & Tubes Ltd.	1,125	49,152
*	Raymond Lifestyle Ltd.	4,978	130,727
	Raymond Ltd.	6,223	120,681

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	RBL Bank Ltd.	76,650	$152,992
	REC Ltd.	52,473	324,008
	Redington Ltd.	100,750	231,408
*	Redtape Ltd.	3,030	35,071
*	Reliance Power Ltd.	456,424	230,248
*	Religare Enterprises Ltd.	12,051	35,300
	Repco Home Finance Ltd.	8,101	45,523
	Responsive Industries Ltd.	4,608	14,684
	RITES Ltd.	14,980	53,434
*	Rossari Biotech Ltd.	1,951	18,885
	Route Mobile Ltd.	4,221	76,484
	RSWM Ltd.	4,312	9,757
	Sagar Cements Ltd.	4,388	11,676
	Saksoft Ltd.	283	764
	Sammaan Capital Ltd.	63,151	107,936
	Samvardhana Motherson International Ltd.	372,045	798,019
	Sandhar Technologies Ltd.	1,690	9,784
	Sanghvi Movers Ltd.	4,064	19,329
Ω	Sansera Engineering Ltd.	2,696	48,949
	Sarda Energy & Minerals Ltd.	14,770	79,038
	Saregama India Ltd.	6,906	44,044
	Sasken Technologies Ltd.	747	14,896
*	Satin Creditcare Network Ltd.	4,026	7,713
	Savita Oil Technologies Ltd.	2,310	14,767
	SBI Cards & Payment Services Ltd.	8,474	69,204
	Schaeffler India Ltd.	1,175	48,211
*	SEPC Ltd.	55,686	17,157
	Seshasayee Paper & Boards Ltd.	5,576	20,486
Ω	SH Kelkar & Co. Ltd.	5,846	20,081
	Shakti Pumps India Ltd.	935	49,977
	Sharda Cropchem Ltd.	3,090	27,615
	Sharda Motor Industries Ltd.	713	18,940
	Share India Securities Ltd.	5,065	17,585
*	Sheela Foam Ltd.	1,098	10,836
*	Shilpa Medicare Ltd.	6,393	64,405

		Shares	Value»
INDIA — (Continued)
*	Shipping Corp. of India Land & Assets Ltd.	25,479	$18,813
	Shipping Corp. of India Ltd.	25,479	65,332
	Shree Cement Ltd.	539	160,212
	Shriram Finance Ltd.	43,535	1,616,872
	Shriram Pistons & Rings Ltd.	441	11,221
*	SIS Ltd.	5,637	26,815
	Siyaram Silk Mills Ltd.	3,403	22,134
*	SJS Enterprises Ltd.	2,570	36,793
	Sobha Ltd.	8,336	157,193
	Solar Industries India Ltd.	390	47,086
	Somany Ceramics Ltd.	2,041	15,559
	South Indian Bank Ltd.	528,161	153,622
*	Spandana Sphoorty Financial Ltd.	3,573	17,357
	SRF Ltd.	8,971	238,236
*	Star Cement Ltd.	15,455	36,664
	Steel Authority of India Ltd.	206,149	282,596
*	Sterlite Technologies Ltd.	22,270	31,148
	Strides Pharma Science Ltd.	13,715	254,020
	Stylam Industries Ltd.	577	15,629
	Styrenix Performance Materials Ltd.	507	15,043
	Subros Ltd.	4,472	33,669
	Sudarshan Chemical Industries Ltd.	3,908	48,395
	Sun TV Network Ltd.	15,404	139,855
	Sundaram Finance Ltd.	9,828	558,289
	Sundaram-Clayton Ltd.	898	24,235
*	Sunflag Iron & Steel Co. Ltd.	4,493	10,950
	Sunteck Realty Ltd.	7,768	50,783
	Suprajit Engineering Ltd.	9,611	58,360
	Supreme Petrochem Ltd.	8,621	77,498
	Surya Roshni Ltd.	7,362	58,854
	Swan Energy Ltd.	4,057	23,968
	Tamil Nadu Newsprint & Papers Ltd.	11,562	24,364
	Tamilnad Mercantile Bank Ltd.	5,813	31,048

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	TARC Ltd.	9,361	$26,403
	Tata Chemicals Ltd.	25,676	349,636
	Tata Consumer Products Ltd.	87,288	1,038,328
	Tata Steel Ltd.	48,850	85,723
	TD Power Systems Ltd.	6,975	33,950
*	TeamLease Services Ltd.	1,113	36,926
	Techno Electric & Engineering Co. Ltd.	10,979	201,082
	Texmaco Rail & Engineering Ltd.	50,683	133,218
	Thirumalai Chemicals Ltd.	15,759	57,092
	Thomas Cook India Ltd.	26,493	60,682
	Time Technoplast Ltd.	25,514	128,088
	Titagarh Rail System Ltd.	8,467	122,443
	Tourism Finance Corp. of India Ltd.	8,527	15,839
*	TransIndia Real Estate Ltd.	7,469	3,540
	Transport Corp. of India Ltd.	4,427	56,731
	Trident Ltd.	167,972	68,865
	Triveni Engineering & Industries Ltd.	10,691	52,750
	TTK Prestige Ltd.	5,007	51,389
	TVS Srichakra Ltd.	777	35,246
	Uflex Ltd.	6,902	47,765
*	Ugro Capital Ltd.	11,318	33,502
Ω	Ujjivan Small Finance Bank Ltd.	84,580	37,690
*	Unichem Laboratories Ltd.	3,734	36,936
	Union Bank of India Ltd.	178,021	246,513
	UPL Ltd.	78,979	519,519
	Usha Martin Ltd.	30,875	155,270
	UTI Asset Management Co. Ltd.	6,565	103,327
*	VA Tech Wabag Ltd.	5,913	124,394
	Vaibhav Global Ltd.	6,445	22,532
*	Valor Estate Ltd.	14,432	27,998
	Vardhman Textiles Ltd.	16,925	94,486
*Ω	Varroc Engineering Ltd.	5,366	33,034
	Vedanta Ltd.	91,948	505,871

		Shares	Value»
INDIA — (Continued)
	Veedol Corporation Ltd.	415	$9,543
	Venky’s India Ltd.	752	16,232
	Vesuvius India Ltd.	1,292	81,089
	Vindhya Telelinks Ltd.	1,897	44,791
*	VL E-Governance & IT Solutions Ltd.	8,458	14,943
*	Vodafone Idea Ltd.	1,094,486	105,109
	Voltamp Transformers Ltd.	664	92,289
	Voltas Ltd.	22,028	431,812
*	VRL Logistics Ltd.	2,989	19,883
	VST Industries Ltd.	7,876	32,133
	VST Tillers Tractors Ltd.	516	27,311
	Welspun Corp. Ltd.	18,515	159,573
	Welspun Enterprises Ltd.	13,957	82,305
	Welspun Living Ltd.	45,005	81,013
	West Coast Paper Mills Ltd.	7,697	52,102
	Whirlpool of India Ltd.	1,273	30,209
*	Wockhardt Ltd.	8,985	128,330
	Wonderla Holidays Ltd.	2,231	23,090
*	Yes Bank Ltd.	1,907,569	460,040
	Zensar Technologies Ltd.	17,247	143,738
*	Zomato Ltd.	37,730	108,136
	Zydus Lifesciences Ltd.	29,418	350,350
	Zydus Wellness Ltd.	2,934	67,950

TOTAL INDIA			61,763,665

INDONESIA — (1.9%)
	ABM Investama Tbk. PT	133,400	33,828
	Adaro Energy Indonesia Tbk. PT	2,691,100	619,393
	Adi Sarana Armada Tbk. PT	218,600	10,787
*	Alam Sutera Realty Tbk. PT	2,601,900	34,466
	Aneka Tambang Tbk. PT	1,376,400	139,932
	Aspirasi Hidup Indonesia Tbk. PT	818,600	46,892
	Astra Agro Lestari Tbk. PT	57,100	24,607
	Astra Otoparts Tbk. PT	103,700	16,620
	Bank BTPN Syariah Tbk. PT	382,500	25,925

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Mayapada International Tbk. PT	2,435,984	$34,373
	Bank Maybank Indonesia Tbk. PT	1,350,600	19,610
*	Bank Neo Commerce Tbk. PT	1,758,600	29,815
	Bank OCBC Nisp Tbk. PT	547,400	47,797
*	Bank Pan Indonesia Tbk. PT	629,400	76,075
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	360,449	22,491
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	25,662
	Bank Tabungan Negara Persero Tbk. PT	909,165	81,151
	BFI Finance Indonesia Tbk. PT	1,306,700	82,424
	BISI International Tbk. PT	273,900	23,595
*	Buana Lintas Lautan Tbk. PT	1,265,400	10,466
*	Bukalapak.com Tbk. PT	4,302,500	35,027
	Bukit Asam Tbk. PT	648,200	122,094
*	Bumi Resources Minerals Tbk. PT	5,837,800	136,472
*	Bumi Serpong Damai Tbk. PT	853,100	66,102
	Ciputra Development Tbk. PT	1,788,800	152,714
	Dayamitra Telekomunikasi PT	2,318,900	93,050
	Delta Dunia Makmur Tbk. PT	1,421,800	60,766
	Dharma Satya Nusantara Tbk. PT	248,300	17,370
	Elang Mahkota Teknologi Tbk. PT	1,744,000	56,642
	Elnusa Tbk. PT	809,300	24,664
*	Energi Mega Persada Tbk. PT	2,098,800	37,921
	Erajaya Swasembada Tbk. PT	1,727,000	49,493
	Gajah Tunggal Tbk. PT	227,100	19,250
*	Gudang Garam Tbk. PT	24,800	22,240

		Shares	Value»
INDONESIA — (Continued)
*	Harum Energy Tbk. PT	479,100	$36,939
	Indah Kiat Pulp & Paper Tbk. PT	441,600	226,823
	Indika Energy Tbk. PT	295,500	29,259
	Indo Tambangraya Megah Tbk. PT	58,000	92,699
	Indocement Tunggal Prakarsa Tbk. PT	208,700	95,541
	Indofood Sukses Makmur Tbk. PT	732,100	354,211
	Indomobil Sukses Internasional Tbk. PT	184,300	14,864
*	Intiland Development Tbk. PT	737,400	8,691
*	Japfa Comfeed Indonesia Tbk. PT	971,600	113,273
*	Kawasan Industri Jababeka Tbk. PT	3,322,300	41,090
	Medco Energi Internasional Tbk. PT	1,673,840	136,458
*	Media Nusantara Citra Tbk. PT	530,900	11,158
	Mitra Pinasthika Mustika Tbk. PT	335,600	21,681
	Pabrik Kertas Tjiwi Kimia Tbk. PT	290,400	136,903
	Pakuwon Jati Tbk. PT	1,765,100	53,720
*	Panin Financial Tbk. PT	2,425,400	73,464
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	45,643
*	PP Persero Tbk. PT	470,800	13,368
	Puradelta Lestari Tbk. PT	2,071,600	21,749
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	21,101
	Sampoerna Agro Tbk. PT	77,700	10,104
	Samudera Indonesia Tbk. PT	1,589,000	34,410
	Semen Indonesia Persero Tbk. PT	304,842	76,651
	Siloam International Hospitals Tbk. PT	41,300	9,883

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Sri Rejeki Isman Tbk. PT	1,753,600	$3,059
	Summarecon Agung Tbk. PT	2,022,600	86,334
	Surya Citra Media Tbk. PT	3,616,900	31,819
	Surya Semesta Internusa Tbk. PT	1,042,000	81,084
	Tempo Scan Pacific Tbk. PT	82,400	13,964
*	Timah Tbk. PT	493,000	40,765
*††	Trada Alam Minera Tbk. PT	2,672,100	0
*	Trias Sentosa Tbk. PT	176,400	5,584
	Triputra Agro Persada PT	966,300	56,970
	Tunas Baru Lampung Tbk. PT	536,000	23,211
	United Tractors Tbk. PT	227,400	396,931
*	Vale Indonesia Tbk. PT	418,140	101,569
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,716
	XL Axiata Tbk. PT	852,013	121,996

TOTAL INDONESIA			4,945,399

KUWAIT — (0.6%)
	A’ayan Leasing & Investment Co. KSCP	69,132	35,609
	Agility Public Warehousing Co. KSC	206,755	167,777
	Al Ahli Bank of Kuwait KSCP	160,180	146,228
*	Alimtiaz Investment Group KSC	53,942	8,468
	Arzan Financial Group for Financing & Investment KPSC	58,092	40,387
*	Asiya Capital Investments Co. KSCP	97,686	13,329
	Boubyan Petrochemicals Co. KSCP	43,155	94,210
	Burgan Bank SAK	154,380	92,847
	Commercial Facilities Co. SAKP	27,850	19,611
	Gulf Bank KSCP	326,383	333,695

		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	16,559	$89,771
*	Kuwait Cement Co. KSC	50,992	31,909
	Kuwait Finance House KSCP	15,135	35,533
	Kuwait Financial Centre SAK	8,462	3,700
	Kuwait Insurance Co. SAK	15,388	29,324
	Kuwait International Bank KSCP	150,968	93,831
	National Industries Group Holding SAK	313,481	245,412
	National Investments Co. KSCP	64,500	54,465
*	Warba Bank KSCP	193,463	120,253

TOTAL KUWAIT			1,656,359

MALAYSIA — (2.0%)
#	Able Global Bhd.	30,900	13,638
	Aeon Co. M Bhd.	96,000	31,839
#	AEON Credit Service M Bhd.	23,400	37,406
#	AFFIN Bank Bhd.	118,683	81,297
	Ajinomoto Malaysia Bhd.	4,200	14,062
	Alliance Bank Malaysia Bhd.	147,400	147,626
	Allianz Malaysia Bhd.	10,500	49,309
	AME Elite Consortium Bhd.	28,400	10,283
	AMMB Holdings Bhd. (AMM MK)	346,700	402,496
	Ancom Nylex Bhd.	60,528	14,169
	Bank Islam Malaysia Bhd.	127,300	78,454
	Batu Kawan Bhd.	16,200	73,551
*	Berjaya Corp. Bhd.	493,544	35,774
#*	Berjaya Land Bhd.	124,900	9,287
*	Bumi Armada Bhd.	507,900	57,652
	Cahya Mata Sarawak Bhd.	118,100	37,176
	Chin Teck Plantations Bhd.	5,500	9,750
*	Dagang NeXchange Bhd.	152,800	12,273
	Dayang Enterprise Holdings Bhd.	106,300	51,533
	Dialog Group Bhd.	388,900	183,441
#	DRB-Hicom Bhd.	40,700	9,706

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Duopharma Biotech Bhd.	117,952	$33,694
#*	Eastern & Oriental Bhd.	114,400	22,549
	Eco World Development Group Bhd.	136,900	55,329
#*	Ekovest Bhd.	383,500	29,483
	FAR East Holdings Bhd.	1,400	1,173
#	Formosa Prosonic Industries Bhd.	21,800	14,281
	Gamuda Bhd.	285,929	555,093
#	Genting Bhd.	12,600	11,319
#	Genting Malaysia Bhd.	341,400	174,216
	Genting Plantations Bhd.	17,100	20,622
	HAP Seng Consolidated Bhd.	68,800	61,154
	Hap Seng Plantations Holdings Bhd.	27,100	11,411
*	Hartalega Holdings Bhd.	129,200	93,052
#*	Hengyuan Refining Co. Bhd.	18,000	9,914
#	Hiap Teck Venture Bhd.	218,100	15,038
#	Hibiscus Petroleum Bhd.	80,759	36,898
	Hong Leong Industries Bhd.	10,000	30,709
	IGB Bhd.	61,123	36,784
	IJM Corp. Bhd.	291,100	199,629
	IOI Properties Group Bhd.	252,700	130,727
#*	Iskandar Waterfront City Bhd.	64,600	7,880
#	Jaya Tiasa Holdings Bhd.	113,300	31,991
	Keck Seng Malaysia Bhd.	19,600	25,103
	Kenanga Investment Bank Bhd.	89,400	18,335
	Kerjaya Prospek Group Bhd.	39,200	17,972
#	Kim Loong Resources Bhd.	29,200	15,811
	Kossan Rubber Industries Bhd.	150,700	71,855
	Kretam Holdings Bhd.	133,900	18,343
#*	KSL Holdings Bhd.	54,000	21,825
	LBS Bina Group Bhd.	99,500	12,615

		Shares	Value»
MALAYSIA — (Continued)
#	Leong Hup International Bhd.	128,600	$20,036
#*Ω	Lotte Chemical Titan Holding Bhd.	84,977	18,218
	LPI Capital Bhd.	4,100	12,629
	Magni-Tech Industries Bhd.	19,900	10,977
	Magnum Bhd.	111,814	30,092
	Mah Sing Group Bhd.	277,700	108,084
	Malayan Flour Mills Bhd.	227,800	33,935
	Malaysia Airports Holdings Bhd.	34,730	80,343
	Malaysia Smelting Corp. Bhd.	17,900	9,460
	Malaysian Resources Corp. Bhd.	291,800	36,547
	Matrix Concepts Holdings Bhd.	118,650	56,935
#	MBM Resources Bhd.	38,200	53,855
#	MBSB Bhd.	368,973	61,975
	Mega First Corp. Bhd.	74,000	69,408
	Mi Technovation Bhd.	70,500	30,303
	MKH Bhd.	39,000	10,554
	MNRB Holdings Bhd.	50,800	25,599
#	MPHB Capital Bhd.	55,400	20,557
*	Muhibbah Engineering M Bhd.	69,100	14,619
	OCK Group Bhd.	106,700	11,598
	Oriental Holdings Bhd.	46,900	78,960
#	OSK Holdings Bhd.	194,800	69,046
	PA Resources Bhd.	266,600	17,819
	Panasonic Manufacturing Malaysia Bhd.	2,000	8,355
	Pantech Group Holdings Bhd.	62,800	13,050
	Petron Malaysia Refining & Marketing Bhd.	16,400	16,165
	RCE Capital Bhd.	98,200	36,493
#	Sarawak Oil Palms Bhd.	41,700	30,074
	Scientex Bhd.	87,100	88,079
	Sime Darby Property Bhd.	436,300	140,494
	SKP Resources Bhd.	103,400	24,547
	SP Setia Bhd. Group	311,299	99,367
	Sports Toto Bhd.	57,600	19,917
	Sunway Bhd.	137,223	136,314

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Syarikat Takaful Malaysia Keluarga Bhd.	13,700	$12,355
#	Ta Ann Holdings Bhd.	59,700	58,221
	Thong Guan Industries Bhd.	28,400	9,794
#	TIME dotCom Bhd.	63,300	70,306
*	Top Glove Corp. Bhd.	361,600	87,624
#*	Tropicana Corp. Bhd.	104,013	30,502
#	TSH Resources Bhd.	116,400	28,618
	UEM Sunrise Bhd.	241,800	52,765
	United Malacca Bhd.	28,200	32,729
	United Plantations Bhd.	5,700	34,941
	UOA Development Bhd.	31,400	13,601
*	Uzma Bhd.	42,700	7,897
	Velesto Energy Bhd.	502,700	21,673
	VS Industry Bhd.	394,900	87,063
*	Wasco Bhd.	39,100	9,766
#*	WCT Holdings Bhd.	129,750	26,595
	Yinson Holdings Bhd.	189,813	117,028

TOTAL MALAYSIA			5,341,409

MEXICO — (1.9%)
*	Axtel SAB de CV	75,248	4,438
Ω	Banco del Bajio SA	108,947	241,584
	Bolsa Mexicana de Valores SAB de CV	12,045	19,684
	Cemex SAB de CV (CEMEXCPO MM)	549,733	288,198
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	817,274
*	Cia Minera Autlan SAB de CV, Class B	20,078	8,002
*	Consorcio ARA SAB de CV	33,807	5,407
	Corp. Actinver SAB de CV	41,815	34,481
	Corporativo Fragua SAB de CV	7,267	319,596
	Cydsa SAB de CV	45,021	35,752
	El Puerto de Liverpool SAB de CV, Class C1	30,621	161,005
	GCC SAB de CV	22,801	187,005
	Genomma Lab Internacional SAB de CV, Class B	98,024	131,290
	Gentera SAB de CV	160,560	205,419

		Shares	Value»
MEXICO — (Continued)
	Grupo Comercial Chedraui SA de CV	50,454	$319,525
	Grupo Herdez SAB de CV	11,507	30,134
*	Grupo Hotelero Santa Fe SAB de CV	50,240	9,792
	Grupo Industrial Saltillo SAB de CV	47,197	40,429
#	Grupo Rotoplas SAB de CV	21,936	22,397
	Grupo Televisa SAB (TLEVICPO MM)	66,409	32,857
*Ω	Grupo Traxion SAB de CV	39,637	42,867
*	Hoteles City Express SAB de CV	47,518	11,161
*	Industrias CH SAB de CV, Class B	11,679	107,110
#*	Industrias Penoles SAB de CV	20,115	316,852
	KUO SAB de CV, Class B	21,555	44,274
#	La Comer SAB de CV	60,217	109,483
	Medica Sur SAB de CV, Class B	20,670	29,544
	Megacable Holdings SAB de CV	98,904	218,326
#*Ω	Nemak SAB de CV	287,386	30,448
#*	Ollamani SAB	16,167	27,471
	Operadora De Sites Mexicanos SAB de CV, Class A	6,600	5,845
#	Orbia Advance Corp. SAB de CV	105,836	96,953
	Organizacion Cultiba SAB de CV	46,456	23,844
	Organizacion Soriana SAB de CV, Class B	37,912	53,620
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	194,419
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	20,032
	Qualitas Controladora SAB de CV	16,957	117,838
	Regional SAB de CV	29,098	185,106

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	9,340	$465,692

TOTAL MEXICO			5,015,154

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	135,600	20,049
	ACEN Corp.	230,700	19,662
	Alliance Global Group, Inc.	409,300	64,909
	Apex Mining Co., Inc.	165,000	12,043
	Asia United Bank Corp.	12,165	12,945
*	Belle Corp.	525,000	16,609
	China Banking Corp.	123,600	124,346
*	Converge Information & Communications Technology Solutions, Inc.	185,700	51,278
	Cosco Capital, Inc.	281,900	26,368
	DMCI Holdings, Inc.	395,300	76,020
*	DoubleDragon Corp.	73,400	13,185
	Filinvest Development Corp.	121,800	11,342
	First Philippine Holdings Corp.	31,550	32,921
	GT Capital Holdings, Inc.	12,099	149,485
	JG Summit Holdings, Inc.	314,300	131,228
	LT Group, Inc.	216,100	38,254
	Megaworld Corp.	303,000	12,022
	Metropolitan Bank & Trust Co.	165,540	215,772
	Nickel Asia Corp.	162,000	9,517
	Philcomsat Holdings Corp.	9,064	16,685
	Philex Mining Corp.	326,000	18,519
*	Philippine National Bank	50,900	23,774
*Ω	PNB Housing Finance Ltd.	16,208	185,105
	Puregold Price Club, Inc.	121,000	67,778
	RFM Corp.	109,000	7,522
	Rizal Commercial Banking Corp.	113,800	52,617
	Robinsons Land Corp.	210,100	55,488
	Robinsons Retail Holdings, Inc.	34,900	23,423
	San Miguel Corp.	36,530	55,769
	Security Bank Corp.	51,640	81,766

		Shares	Value»
PHILIPPINES — (Continued)
	Union Bank of the Philippines	72,102	$47,180

TOTAL PHILIPPINES			1,673,581

POLAND — (1.0%)
	AB SA	2,333	53,063
#*	Agora SA	8,438	20,432
	Alior Bank SA	18,231	398,379
	Apator SA	2,181	10,163
	Arctic Paper SA	5,110	22,222
	ASBISc Enterprises PLC	7,050	32,045
	Asseco Poland SA	9,413	211,157
	Bank Handlowy w Warszawie SA	6,390	143,734
*	Bank Millennium SA	62,100	129,314
*	Bank Ochrony Srodowiska SA	9,478	26,016
	BNPP Bank Polska SA	1,571	34,057
	Boryszew SA	19,241	25,694
#*	Cognor Holding SA	35,478	55,077
*	Cyfrowy Polsat SA	32,499	102,777
	Develia SA	65,949	93,020
	Echo Investment SA	23,480	25,836
*	Enea SA	51,632	143,709
*	Fabryki Mebli Forte SA	1,537	7,968
*	Grupa Azoty SA	9,834	50,859
	Inter Cars SA	1,305	153,874
#*	Jastrzebska Spolka Weglowa SA	8,691	58,385
	KRUK SA	1,474	157,922
*	Lubawa SA	10,808	11,078
	Lubelski Wegiel Bogdanka SA	3,931	21,045
*	mBank SA	1,052	147,941
	Mirbud SA	7,385	20,397
	Newag SA	2,123	18,197
*	PGE Polska Grupa Energetyczna SA	136,110	235,307
*	PKP Cargo SA	7,482	30,674
	Stalexport Autostrady SA	16,406	10,943
*	Tauron Polska Energia SA	202,440	187,204
	Torpol SA	1,241	9,537
	VRG SA	42,918	34,743
	Warsaw Stock Exchange	2,575	27,333

TOTAL POLAND			2,710,102

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.7%)
*	Aamal Co.	288,708	$69,519
	Al Khaleej Takaful Group QSC	22,072	13,886
	Alijarah Holding Co. QPSC	68,698	15,458
	Barwa Real Estate Co.	365,206	286,159
	Commercial Bank PSQC	38,400	44,820
	Doha Bank QPSC	456,045	224,534
	Doha Insurance Co. QSC	40,320	28,493
	Gulf International Services QSC	135,943	118,320
	Gulf Warehousing Co.	37,401	33,601
*	Lesha Bank LLC	180,028	68,132
	Mazaya Real Estate Development QPSC	84,477	14,446
	Qatar Industrial Manufacturing Co. QSC	41,774	29,212
	Qatar Insurance Co. SAQ	147,428	87,737
	Qatar National Cement Co. QSC	68,440	69,086
	Qatar Navigation QSC	159,233	500,350
	Salam International Investment Ltd. QSC	139,423	26,700
	United Development Co. QSC	355,663	111,600

TOTAL QATAR			1,742,053

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	15,429	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	1,076	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0

		Shares	Value»
SAUDI ARABIA — (3.7%)
*	Advanced Petrochemical Co.	22,702	$219,695
	Al Babtain Power & Telecommunication Co.	10,425	123,920
	Al Hammadi Holding	11,524	122,254
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	44,660
	Al Jouf Agricultural Development Co.	2,562	46,493
*	Al Jouf Cement Co.	8,531	22,990
*	Al Khaleej Training & Education Co.	4,677	33,462
*	Al Yamamah Steel Industries Co.	2,366	20,955
	Alaseel Co.	33,740	43,942
	Al-Etihad Cooperative Insurance Co.	3,441	19,378
*	AlJazira Takaful Ta’awuni Co.	5,611	24,539
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	49,838
*	Alujain Corp.	6,757	72,588
	Arab National Bank	13,197	66,371
	Arabian Cement Co.	9,734	65,226
	Arabian Drilling Co.	914	26,733
*	Arabian Shield Cooperative Insurance Co.	7,822	39,900
	Arriyadh Development Co.	17,211	137,632
*	ARTEX Industrial Investment Co.	7,870	33,210
	Ataa Educational Co.	760	15,539
*	Bank Al-Jazira	90,443	394,830
	Bawan Co.	4,876	57,713
*	Chubb Arabia Cooperative Insurance Co.	2,171	28,841
	City Cement Co.	12,129	56,590
	Co. for Cooperative Insurance	3,250	121,224
	Dallah Healthcare Co.	4,734	201,231
*	Dar Al Arkan Real Estate Development Co.	107,466	475,839
	East Pipes Integrated Co. for Industry	1,902	84,000
	Eastern Province Cement Co.	8,366	77,288
*	Emaar Economic City	69,358	158,430
	Etihad Etisalat Co.	69,362	955,014
	First Milling Co.	572	9,810

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Fitaihi Holding Group	32,900	$35,255
	Gulf Insurance Group	4,659	38,131
*	Herfy Food Services Co.	3,314	21,490
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	93,246
*	Middle East Healthcare Co.	6,562	125,969
*	Middle East Paper Co.	10,020	106,254
*	Middle East Specialized Cables Co.	4,602	48,083
	Mobile Telecommunications Co. Saudi Arabia	83,887	235,715
*	Najran Cement Co.	16,879	41,135
*	National Agriculture Development Co.	31,005	218,466
	National Co. for Glass Industries	3,510	50,862
*	National Industrialization Co., Class C	59,915	170,133
	Nayifat Finance Co.	7,855	30,607
	Northern Region Cement Co.	18,964	45,311
	Qassim Cement Co.	6,087	84,703
*	Rabigh Refining & Petrochemical Co.	74,504	161,600
	Riyadh Cement Co.	3,099	23,238
	Sahara International Petrochemical Co.	66,578	465,548
*	Saudi Arabian Amiantit Co.	3,465	31,775
	Saudi Aramco Base Oil Co.	4,777	148,672
	Saudi Automotive Services Co.	1,423	30,616
	Saudi Cement Co.	11,842	126,635
*	Saudi Ceramic Co.	11,868	102,731
	Saudi Chemical Co. Holding	105,700	327,095
*	Saudi Ground Services Co.	1,580	22,233
	Saudi Industrial Investment Group	59,537	282,054
	Saudi Investment Bank	122,976	431,049
*	Saudi Kayan Petrochemical Co.	15,412	31,863

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Paper Manufacturing Co.	2,289	$41,467
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	82,312
*	Saudi Public Transport Co.	10,417	61,025
*	Saudi Reinsurance Co.	8,310	82,026
	Saudi Steel Pipe Co.	2,430	45,997
*	Savola Group	94,869	649,353
*	Scientific & Medical Equipment House Co.	1,451	21,201
*	Seera Group Holding	33,818	206,318
*	SHL Finance Co.	4,656	19,947
*	Sinad Holding Co.	15,831	60,162
	Southern Province Cement Co.	11,548	101,726
	Sumou Real Estate Co.	1,926	20,426
	Sustained Infrastructure Holding Co.	7,743	62,217
	Tabuk Cement Co.	8,849	29,081
	Tanmiah Food Co.	1,110	40,056
	Theeb Rent A Car Co.	4,093	84,714
	United International Transportation Co.	6,599	151,158
*	Walaa Cooperative Insurance Co.	11,356	66,805
	Yamama Cement Co.	20,244	172,338
	Yanbu Cement Co.	15,921	97,539
	Yanbu National Petrochemical Co.	43,558	460,673
*	Zamil Industrial Investment Co.	8,237	60,800

TOTAL SAUDI ARABIA			9,997,945

SOUTH AFRICA — (2.9%)
	AECI Ltd.	20,061	109,852
	African Rainbow Minerals Ltd.	21,069	212,135
	Altron Ltd., Class A	27,408	28,786
	Aspen Pharmacare Holdings Ltd.	63,607	646,187
*	Astral Foods Ltd.	4,382	42,995
	Barloworld Ltd.	33,946	159,879
*	Blue Label Telecoms Ltd.	90,389	28,419

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	18,917	$13,295
	Curro Holdings Ltd.	20,708	14,965
	DataTec Ltd.	51,592	118,000
	Discovery Ltd.	14,859	152,371
	Exxaro Resources Ltd.	40,973	386,379
	Foschini Group Ltd.	37,942	331,426
	Grindrod Ltd.	120,704	96,552
	Harmony Gold Mining Co. Ltd. (HAR SJ)	6,115	66,344
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	47,253	512,223
*	Impala Platinum Holdings Ltd.	7,093	46,819
	Investec Ltd.	24,846	194,055
	Invicta Holdings Ltd.	10,262	19,530
*	KAP Ltd.	436,996	81,621
	Lewis Group Ltd.	10,591	42,842
	Life Healthcare Group Holdings Ltd.	260,359	236,113
	Merafe Resources Ltd.	128,568	10,513
	Momentum Group Ltd.	213,306	347,945
	Motus Holdings Ltd.	26,855	179,835
	Mpact Ltd.	21,681	36,110
	Nedbank Group Ltd.	4,611	78,154
	Netcare Ltd.	177,629	149,412
	Northam Platinum Holdings Ltd.	55,523	410,786
	Oceana Group Ltd.	14,664	56,640
#	Old Mutual Ltd. (OMU SJ)	750,515	518,080
	Omnia Holdings Ltd.	28,775	109,803
Ω	Pepkor Holdings Ltd.	337,569	438,189
	PPC Ltd.	214,288	47,806
*	Rainbow Chicken	30,615	5,955
	Raubex Group Ltd.	23,054	62,685
*	RCL Foods Ltd.	30,615	15,815
	Reunert Ltd.	30,131	137,668
	Sappi Ltd.	108,578	292,119
	Sasol Ltd. (SOL SJ)	54,240	304,857
*	Sibanye Stillwater Ltd. (SSW SJ)	355,620	414,599
	Southern Sun Ltd.	109,934	52,186
*	SPAR Group Ltd.	16,292	117,613
	Super Group Ltd.	64,358	81,994
*	Telkom SA SOC Ltd.	47,881	73,859
	Thungela Resources Ltd. (TGA SJ)	23,019	166,023

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Transaction Capital Ltd.	134,551	$22,091
*	We Buy Cars Pty. Ltd.	21,753	44,605
	Wilson Bayly Holmes-Ovcon Ltd.	8,189	99,927
	Zeda Ltd.	33,706	27,719

TOTAL SOUTH AFRICA			7,843,776

SOUTH KOREA — (10.5%)
	Advanced Process Systems Corp.	2,143	27,386
	Aekyung Chemical Co. Ltd.	4,336	32,655
	Aekyung Industrial Co. Ltd.	2,040	23,441
*	Agabang&Company	4,166	13,508
*	Air Busan Co. Ltd.	10,396	17,908
	AJ Networks Co. Ltd.	2,980	10,492
	Ajin Industrial Co. Ltd.	8,959	17,494
*	ALUKO Co. Ltd.	8,599	14,315
	Amorepacific Corp.	4,282	361,428
	AMOREPACIFIC Group	6,411	103,311
*	Anam Electronics Co. Ltd.	8,891	8,149
*	Ananti, Inc	10,516	38,810
	Asia Cement Co. Ltd.	2,690	20,859
	ASIA Holdings Co. Ltd.	147	26,936
	Asia Paper Manufacturing Co. Ltd.	7,167	41,995
	Atinum Investment Co. Ltd.	5,100	9,421
	Avaco Co. Ltd.	2,775	31,246
	Avatec Co. Ltd.	1,170	9,487
	Baiksan Co. Ltd.	1,472	13,945
	BGFecomaterials Co. Ltd.	6,617	16,159
	BH Co. Ltd.	4,119	49,232
	Binggrae Co. Ltd.	1,100	50,075
	BioNote, Inc	8,441	28,703
	BNK Financial Group, Inc.	48,609	331,467
	Boditech Med, Inc.	1,363	15,418
	Boryung	6,455	51,800
	Byucksan Corp.	8,914	12,826
	Cape Industries Ltd.	2,159	7,498
	Cheil Worldwide, Inc.	9,323	124,337
*	Choil Aluminum Co. Ltd.	13,486	16,042

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chong Kun Dang Pharmaceutical Corp.	1,300	$96,354
	Chongkundang Holdings Corp.	732	29,491
*††	Chorokbaem Media Co. Ltd.	5,074	3,725
*	CJ CGV Co. Ltd.	12,126	49,294
	CJ CheilJedang Corp.	1,436	284,123
	CJ Corp.	2,470	183,116
*	CJ ENM Co. Ltd.	2,246	102,067
	CJ Freshway Corp.	1,674	21,422
	CJ Logistics Corp.	1,212	76,842
*	Com2uS Holdings Corp.	1,239	20,901
	Com2uSCorp.	1,323	41,443
	Coway Co. Ltd.	8,924	407,711
	Cowintech Co. Ltd.	1,466	14,632
	CR Holdings Co. Ltd.	5,750	23,690
	Cuckoo Holdings Co. Ltd.	1,775	31,252
	Cuckoo Homesys Co. Ltd.	757	12,159
	Dae Won Kang Up Co. Ltd.	8,318	23,726
	Daechang Forging Co. Ltd.	2,361	8,658
	Daedong Corp.	3,607	21,593
	Daeduck Co. Ltd.	4,415	19,836
	Daeduck Electronics Co. Ltd.	6,845	84,131
	Daehan Flour Mill Co. Ltd.	223	21,446
	Daehan New Pharm Co. Ltd.	1,199	6,743
	Daehan Steel Co. Ltd.	2,741	26,455
*	Dae-Il Corp.	2,910	7,679
	Daesang Corp.	3,678	54,757
	Daesang Holdings Co. Ltd.	4,994	31,662
	Daewon Pharmaceutical Co. Ltd.	3,317	34,365
*	Daewoo Engineering & Construction Co. Ltd.	37,104	94,610
	Daewoong Co. Ltd.	4,595	86,128
	Daewoong Pharmaceutical Co. Ltd.	711	81,574
	Daihan Pharmaceutical Co. Ltd.	686	12,478

		Shares	Value»
SOUTH KOREA — (Continued)
	Daishin Securities Co. Ltd.	5,660	$70,369
	Daol Investment & Securities Co. Ltd.	10,955	22,170
	Daou Data Corp.	2,532	20,011
	Daou Technology, Inc.	4,209	55,722
*	Dasan Networks, Inc.	8,311	20,512
	DB Financial Investment Co. Ltd.	6,337	24,767
	DB HiTek Co. Ltd.	5,291	147,258
	DB Insurance Co. Ltd.	8,646	681,470
*	DB, Inc.	17,623	20,419
	Deutsch Motors, Inc.	4,732	15,891
	DGB Financial Group, Inc.	25,549	150,753
	DI Dong Il Corp.	3,079	85,917
*	DIO Corp.	1,619	19,524
	DIT Corp.	2,084	20,864
*	DK Tech Co. Ltd.	2,628	15,572
	DL E&C Co. Ltd.	1,767	39,518
	DL Holdings Co. Ltd.	2,200	65,115
	DMS Co. Ltd.	4,659	18,508
	DN Automotive Corp.	3,860	53,665
	Dohwa Engineering Co. Ltd.	2,350	11,326
	Dong-A Socio Holdings Co. Ltd.	566	50,841
	Dong-A ST Co. Ltd.	759	41,996
	Dong-Ah Geological Engineering Co. Ltd.	1,150	10,821
	Dongbang Transport Logistics Co. Ltd.	3,812	6,325
	DongKook Pharmaceutical Co. Ltd.	4,132	53,617
	Dongkuk Holdings Co. Ltd.	2,133	12,143
	Dongkuk Industries Co. Ltd.	7,902	38,360
	Dongkuk Steel Mill Co. Ltd.	6,644	41,870
	Dongsuh Cos., Inc.	5,296	101,863
	Dongsung Chemical Co. Ltd.	4,993	15,544
*	Dongwha Enterprise Co. Ltd.	2,376	18,725
	Dongwha Pharm Co. Ltd.	3,593	19,523
	Dongwon F&B Co. Ltd.	1,585	36,351
	Dongyang E&P, Inc.	702	9,539

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongyang Steel Pipe Co. Ltd.	18,718	$9,886
	Doosan Bobcat, Inc.	10,984	295,747
	Doosan Co. Ltd.	1,294	185,157
	Doosan Tesna, Inc.	2,956	63,256
	DoubleUGames Co. Ltd.	1,873	72,016
*	Dream Security Co. Ltd.	4,535	11,189
	Duksung Co. Ltd.	2,540	12,160
	DY Corp.	2,421	8,090
	DY POWER Corp.	1,070	9,489
*††	E Investment&Development Co. Ltd.	13,290	2,514
	Easy Holdings Co. Ltd.	10,216	19,168
	Ecoplastic Corp.	4,803	9,760
*	Ecopro Co. Ltd.	525	29,762
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,706
	Elentec Co. Ltd.	3,055	11,964
	E-MART, Inc.	3,929	184,918
*	EMKOREA Co. Ltd.	4,152	6,283
	ENF Technology Co. Ltd.	1,688	19,537
	Eugene Corp.	8,193	20,231
	Eugene Investment & Securities Co. Ltd.	15,368	43,784
*	E-World	15,416	19,153
*	Exem Co. Ltd.	6,964	8,644
	Fila Holdings Corp.	6,401	184,744
	Fursys, Inc.	403	12,209
	Gabia, Inc.	2,000	19,500
*	GAEASOFT	1,361	9,189
	Geumhwa PSC Co. Ltd.	840	16,708
	Global Standard Technology Co. Ltd.	2,066	22,628
*	GnBS eco Co. Ltd.	4,075	9,586
	GOLFZON Co. Ltd.	714	33,354
	Golfzon Newdin Holdings Co. Ltd.	3,388	9,270
	Gradiant Corp	2,087	18,146
	Green Cross Holdings Corp.	3,991	47,268
	Green Cross Wellbeing Corp.	2,511	20,032
*	GS Engineering & Construction Corp.	11,125	142,834
	GS Global Corp.	11,688	26,298

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp. (078930 KS)	8,028	$239,123
	GS Retail Co. Ltd.	8,168	127,891
	Gwangju Shinsegae Co. Ltd.	850	18,291
	Han Kuk Carbon Co. Ltd.	6,875	53,878
	Hancom, Inc.	3,287	44,793
	Handok, Inc.	1,566	15,687
	Hanil Cement Co. Ltd.	4,661	47,698
	Hanil Holdings Co. Ltd.	1,453	14,677
	Hanjin Transportation Co. Ltd.	2,072	28,685
	Hankook Tire & Technology Co. Ltd.	13,296	338,630
	HanmiGlobal Co. Ltd.	1,600	16,817
	Hannong Chemicals, Inc.	1,268	15,815
	Hanon Systems	16,218	46,309
	Hansae Co. Ltd.	2,823	31,329
	Hansol Chemical Co. Ltd.	401	36,355
	Hansol Paper Co. Ltd.	2,806	19,015
	Hansol Technics Co. Ltd.	5,142	16,160
	Hanwha Corp.	5,714	115,541
*	Hanwha Galleria Corp.	29,172	26,984
	Hanwha General Insurance Co. Ltd.	14,136	48,854
*	Hanwha Investment & Securities Co. Ltd.	24,210	61,944
	Hanwha Life Insurance Co. Ltd.	57,592	122,876
	Hanwha Solutions Corp.	20,005	307,204
	Hanwha Systems Co. Ltd.	10,603	139,291
	Hanyang Eng Co. Ltd.	2,207	27,088
	Hanyang Securities Co. Ltd.	2,006	17,903
	Harim Co. Ltd.	12,261	25,455
	Harim Holdings Co. Ltd.	11,433	44,528
	HB SOLUTION Co. Ltd.	7,039	18,809
	HB Technology Co. Ltd.	6,321	10,267
	HD Hyundai Co. Ltd.	9,001	519,346

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Construction Equipment Co. Ltd.	2,576	$95,627
	HD Hyundai Infracore Co. Ltd.	23,613	113,014
*	HD HYUNDAI MIPO	776	61,380
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	77,005
	HDC Holdings Co. Ltd.	6,580	53,505
	HDC Hyundai Development Co-Engineering & Construction, Class E	7,525	107,867
	Hecto Financial Co. Ltd.	738	8,743
	Hecto Innovation Co. Ltd.	1,657	14,852
	High Tech Pharm Co. Ltd.	1,876	20,369
	Hite Jinro Co. Ltd.	3,501	53,680
	HK inno N Corp.	2,808	100,416
	HL Holdings Corp.	1,256	31,733
	HL Mando Co. Ltd.	5,425	141,713
*	HS Hyosung Corp.	307	8,865
	HS Industries Co. Ltd.	3,474	10,701
	Huons Co. Ltd.	1,440	28,508
	Huons Global Co. Ltd.	1,307	32,478
	Husteel Co. Ltd.	7,166	20,693
	Huvitz Co. Ltd.	1,517	9,867
	Hwa Shin Co. Ltd.	3,210	20,280
	Hwaseung Enterprise Co. Ltd.	2,637	17,502
	Hy-Lok Corp.	1,868	31,829
	Hyosung Corp.	1,381	49,664
	Hyosung TNC Corp.	477	106,148
	Hyundai Bioland Co. Ltd.	3,006	11,143
*	Hyundai BNG Steel Co. Ltd.	1,368	13,101
	HYUNDAI Corp.	1,819	25,301
	Hyundai Department Store Co. Ltd.	3,153	107,192
	Hyundai Elevator Co. Ltd.	2,152	73,563

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Engineering & Construction Co. Ltd.	13,625	$274,410
	HYUNDAI EVERDIGM Corp.	3,995	25,107
	Hyundai Ezwel Co. Ltd.	2,358	9,531
	Hyundai Futurenet Co. Ltd.	10,757	30,470
	Hyundai Glovis Co. Ltd.	5,660	497,980
	Hyundai Green Food	5,344	45,071
	Hyundai Home Shopping Network Corp.	852	29,356
*	Hyundai Livart Furniture Co. Ltd.	1,570	9,033
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	247,086
	Hyundai Motor Securities Co. Ltd.	3,996	25,349
	Hyundai Steel Co.	15,622	285,556
	Hyundai Wia Corp.	3,549	106,597
	HyVision System, Inc.	3,097	38,479
	Iljin Diamond Co. Ltd.	676	5,931
	Iljin Holdings Co. Ltd.	6,068	17,483
	Iljin Power Co. Ltd.	2,053	14,601
	Ilshin Spinning Co. Ltd.	3,440	19,962
	ILSUNG IS	690	7,888
	Ilyang Pharmaceutical Co. Ltd.	1,789	16,329
	iMarketKorea, Inc.	3,411	20,749
	InBody Co. Ltd.	2,353	41,470
	Innocean Worldwide, Inc.	3,390	48,527
	Innox Advanced Materials Co. Ltd.	3,147	55,633
*	Insun ENT Co. Ltd.	3,640	14,667
*	Insung Information Co. Ltd.	7,624	11,703
	Intelligent Digital Integrated Security Co. Ltd.	596	6,302
*	Interflex Co. Ltd.	1,742	12,736
	INTOPS Co. Ltd.	2,924	42,383
	IS Dongseo Co. Ltd.	2,549	37,096
*	ISU Specialty Chemical	1,315	38,288
*	ITEK, Inc.	2,036	8,160
	JB Financial Group Co. Ltd.	23,757	308,202
	Jinsung T.E.C.	2,075	12,841
*††	Jokwang ILI Co. Ltd.	21,669	2,151

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JVM Co. Ltd.	835	$12,432
	K Ensol Co. Ltd.	1,521	17,120
*	Kakao Games Corp.	8,450	108,024
	Kangnam Jevisco Co. Ltd.	593	10,717
	Kangwon Land, Inc.	15,482	199,698
	KC Co. Ltd.	2,037	27,739
	KC Tech Co. Ltd.	1,176	30,258
	KCC Corp.	847	160,623
	KCC Glass Corp.	2,091	59,326
	KCTC	3,157	10,295
	KEC Corp.	22,068	14,325
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	130,016
	KG Chemical Corp.	10,135	29,020
	KG Dongbusteel	8,803	43,397
	KG Eco Solution Co. Ltd.	6,717	25,204
*††	KG Mobility Co.	8,039	26,129
	Kginicis Co. Ltd.	3,312	21,876
	KGMobilians Co. Ltd.	2,885	9,333
	KH Vatec Co. Ltd.	2,324	15,499
	KISCO Corp.	2,292	14,771
	KISCO Holdings Co. Ltd.	632	9,789
	KISWIRE Ltd.	1,692	23,494
	KIWOOM Securities Co. Ltd.	2,451	237,368
	Kolmar BNH Co. Ltd.	1,425	14,565
	Kolmar Holdings Co. Ltd.	3,450	17,557
	Kolon Corp.	916	9,562
	Kolon Industries, Inc.	3,779	88,586
	KONA I Co. Ltd.	952	10,346
	Korea Alcohol Industrial Co. Ltd.	1,839	12,026
	Korea Asset In Trust Co. Ltd.	15,873	33,538
*	Korea Circuit Co. Ltd.	2,410	17,419
	Korea Electric Terminal Co. Ltd.	1,101	60,727
	Korea Fuel-Tech Corp.	4,723	17,153
*	Korea Information & Communications Co. Ltd.	2,884	16,856
	Korea Investment Holdings Co. Ltd.	7,188	398,926
*	Korea Line Corp.	40,485	52,958
	Korea Movenex Co. Ltd.	3,935	10,188
	Korea Petrochemical Ind Co. Ltd.	710	55,197

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petroleum Industries Co.	1,618	$18,704
	Korea United Pharm, Inc.	1,827	27,430
	Korean Air Lines Co. Ltd.	28,525	492,394
	Korean Reinsurance Co.	24,008	163,712
	KPX Chemical Co. Ltd.	249	8,487
	KSS LINE Ltd.	3,271	22,790
	Kukdong Oil & Chemicals Co. Ltd.	3,653	9,865
	Kumho Petrochemical Co. Ltd.	3,240	333,638
*	Kumho Tire Co., Inc.	19,446	62,336
	Kwang Dong Pharmaceutical Co. Ltd.	10,147	40,572
	Kyeryong Construction Industrial Co. Ltd.	1,162	11,144
	Kyung Dong Navien Co. Ltd.	1,037	64,931
*	LabGenomics Co. Ltd.	9,003	22,458
	Lee Ku Industrial Co. Ltd.	5,294	16,934
	LF Corp.	3,721	40,273
*	LG Display Co. Ltd. (034220 KS)	53,485	408,526
	LG H&H Co. Ltd.	1,494	357,660
	LG HelloVision Co. Ltd.	9,492	17,914
	LG Innotek Co. Ltd.	2,262	287,139
	LG Uplus Corp.	38,138	276,414
	LOT Vacuum Co. Ltd.	3,140	22,530
	Lotte Chemical Corp.	2,977	204,638
	Lotte Chilsung Beverage Co. Ltd.	706	62,387
	Lotte Corp.	4,562	78,904
*	Lotte Data Communication Co.	1,082	17,716
	Lotte Energy Materials Corp.	4,383	118,959
	LOTTE Fine Chemical Co. Ltd.	3,279	109,763
*	Lotte Non-Life Insurance Co. Ltd.	18,648	30,550
	Lotte Rental Co. Ltd.	3,364	70,051
	Lotte Shopping Co. Ltd.	2,230	106,255
	Lotte Wellfood Co. Ltd.	520	49,143
	LS Corp.	3,430	257,682

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co. Ltd.	1,307	$136,981
*	LVMC Holdings	9,266	14,622
	LX Hausys Ltd.	1,101	31,480
	LX Holdings Corp.	7,726	39,842
	LX International Corp.	5,883	129,187
	LX Semicon Co. Ltd.	2,058	90,916
	Macrogen, Inc.	750	9,576
	Maeil Dairies Co. Ltd.	347	9,648
	MAKUS, Inc.	1,504	9,427
	Mcnex Co. Ltd.	2,125	26,564
*	MDS Tech, Inc.	14,576	10,923
*	Medipost Co. Ltd.	4,309	20,565
	MegaStudy Co. Ltd.	1,207	9,806
	MegaStudyEdu Co. Ltd	1,081	33,630
	Mgame Corp.	3,697	16,792
*	Mirae Asset Life Insurance Co. Ltd.	9,166	34,729
	Mirae Asset Securities Co. Ltd.	39,636	258,426
*	Mirae Asset Venture Investment Co. Ltd.	5,057	17,069
	MK Electron Co. Ltd.	4,116	23,315
*	MNTech Co. Ltd.	2,036	14,895
*	MONAYONGPYONG	4,143	11,262
	Motrex Co. Ltd.	3,530	25,426
	MS Autotech Co. Ltd.	5,557	12,430
	Muhak Co. Ltd.	2,641	11,006
	Myoung Shin Industrial Co. Ltd.	5,417	52,768
	Namhae Chemical Corp.	4,529	21,367
*	Namsun Aluminum Co. Ltd.	10,461	10,335
*	Namuga Co. Ltd.	988	8,680
	Namyang Dairy Products Co. Ltd.	48	23,983
*	Nature & Environment Co. Ltd.	6,444	2,786
	Nature Holdings Co. Ltd.	1,194	8,565
	NCSoft Corp.	2,429	381,333
	NeoPharm Co. Ltd.	2,118	19,668
	Neowiz	1,943	29,212
*	Nepes Ark Corp.	972	9,151
*	Neptune Co.	2,340	8,750
*Ω	Netmarble Corp.	4,366	182,497
	New Power Plasma Co. Ltd.	3,767	13,176
	Nexen Corp.	3,941	12,970
	Nexen Tire Corp.	6,381	31,104
	NH Investment & Securities Co. Ltd.	23,512	226,407
	NHN KCP Corp.	2,285	11,961

		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	4,202	$34,275
	Nong Shim Holdings Co. Ltd.	465	22,743
	NongShim Co. Ltd.	597	161,574
	NOROO Paint & Coatings Co. Ltd.	1,456	8,834
	NOVAREX Co. Ltd.	3,270	23,150
	NPC	2,771	9,757
	OCI Co. Ltd.	941	48,894
	OCI Holdings Co. Ltd.	558	27,647
	ONEJOON Co. Ltd.	1,296	12,754
	Orion Corp.	4,114	296,500
	Orion Holdings Corp.	4,507	54,780
*††	Osung Advanced Materials Co. Ltd.	10,029	12,341
	Ottogi Corp.	244	74,339
	Paik Kwang Industrial Co. Ltd.	4,913	33,689
	Pan Ocean Co. Ltd.	50,340	129,015
	Paradise Co. Ltd.	8,810	67,259
	Partron Co. Ltd.	8,571	44,131
	PHA Co. Ltd.	1,337	9,529
*	PharmGen Science, Inc.	3,682	12,640
*	Philenergy Co. Ltd.	167	2,038
*	Pond Group Co. Ltd.	1,043	4,489
	Poongsan Corp.	3,373	168,708
	Poongsan Holdings Corp.	1,377	27,188
	Posco International Corp.	7,615	285,759
	POSCO Steeleon Co. Ltd.	765	19,944
*	Power Logics Co. Ltd.	2,942	10,669
	Protec Co. Ltd.	413	9,937
*	Refine Co. Ltd.	1,709	16,885
	S-1 Corp.	1,045	48,878
	Sajo Industries Co. Ltd.	583	28,330
	Sajodaerim Corp.	1,147	36,279
	Sam Young Electronics Co. Ltd.	2,074	14,662
	Sam Yung Trading Co. Ltd.	2,591	23,898
	SAMHWA Paints Industrial Co. Ltd.	1,851	9,814
	Samick THK Co. Ltd.	1,192	7,652
*	Samil Pharmaceutical Co. Ltd.	3,113	35,781
	Samji Electronics Co. Ltd.	1,764	11,125

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samjin Pharmaceutical Co. Ltd.	1,495	$19,892
*	Samkee Corp.	8,420	8,733
	Sammok S-Form Co. Ltd.	2,023	31,615
	SAMPYO Cement Co. Ltd.	9,240	20,524
	Samsung Card Co. Ltd. (029780 KS)	5,410	157,632
*	Samsung Engineering Co. Ltd.	25,040	322,263
	Samsung Securities Co. Ltd.	12,155	401,107
	SAMT Co. Ltd.	12,775	28,599
	Samwha Capacitor Co. Ltd.	810	19,176
	Samyang Corp.	930	33,297
	Samyang Holdings Corp.	724	37,193
	Samyang Packaging Corp.	1,563	18,540
	Sangsin Energy Display Precision Co. Ltd.	1,067	7,691
	Saramin Co. Ltd.	591	6,835
*	SD Biosensor, Inc.	8,101	53,145
	SeAH Besteel Holdings Corp.	3,013	43,126
	SeAH Steel Holdings Corp.	380	46,914
	Sebang Co. Ltd.	2,050	17,696
	Sebang Global Battery Co. Ltd.	1,376	70,303
	Seegene, Inc.	6,460	112,089
	Sejong Industrial Co. Ltd.	2,070	6,637
	Seobu T&D	6,459	28,876
	Seohee Construction Co. Ltd.	38,458	39,305
*	Seojin System Co. Ltd.	4,458	91,196
	Seoyon Co. Ltd.	4,738	24,674
	Seoyon E-Hwa Co. Ltd.	2,518	24,703
*††	Sewon E&C Co. Ltd.	7,730	1,977
	SFA Engineering Corp.	1,405	21,341
*	SFA Semicon Co. Ltd.	16,078	42,215
	SGC Energy Co. Ltd.	1,829	35,154
	Shin Heung Energy & Electronics Co. Ltd.	4,812	26,098

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinil Electronics Co. Ltd.	15,276	$15,725
	Shinsegae International, Inc.	3,420	32,339
	Shinsegae, Inc.	1,444	160,398
*	Shinsung E&G Co. Ltd.	25,934	27,229
	Shinyoung Securities Co. Ltd.	986	58,516
	SIMMTECH Co. Ltd.	3,768	44,500
	Sindoh Co. Ltd.	830	24,605
	SK Chemicals Co. Ltd.	2,152	77,632
	SK Discovery Co. Ltd.	2,070	50,595
*	SK Eternix Co. Ltd.	2,859	30,897
	SK Gas Ltd.	546	78,792
	SK Networks Co. Ltd.	24,348	92,301
*	SK oceanplant Co. Ltd.	5,032	48,565
	SK Securities Co. Ltd.	69,495	25,598
	SL Corp.	3,275	77,862
*	SMEC Co. Ltd.	8,117	17,531
	SNT Dynamics Co. Ltd.	2,911	52,594
	SNT Holdings Co. Ltd.	951	15,593
	SNT Motiv Co. Ltd.	1,479	48,835
	S-Oil Corp.	6,969	289,080
	Solid, Inc.	14,983	49,467
	Songwon Industrial Co. Ltd.	2,470	24,349
	Soosan Industries Co. Ltd.	1,110	17,882
	Soulbrain Holdings Co. Ltd.	1,012	35,394
	STIC Investments, Inc.	5,608	32,728
	Straffic Co. Ltd.	3,886	12,212
	Sung Kwang Bend Co. Ltd.	2,934	27,164
	Sungshin Cement Co. Ltd.	4,536	26,380
	Sungwoo Hitech Co. Ltd.	8,732	39,343
	Sunjin Co. Ltd.	2,098	10,035
*	Suprema, Inc.	1,563	28,736
*	SY Co. Ltd.	5,628	16,483
*	Synergy Innovation Co. Ltd.	6,091	12,198
	Taekwang Industrial Co. Ltd.	57	26,884

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TAEKYUNG BK Co. Ltd.	5,002	$16,395
*††	Taewoong Co. Ltd.	1,838	18,287
*	Taihan Electric Wire Co. Ltd.	12,574	106,156
	Telechips, Inc.	1,102	10,114
*	Theragen Etex Co. Ltd.	5,195	12,953
	TK Corp.	3,405	30,323
	TKG Huchems Co. Ltd.	3,899	56,139
	TLB Co. Ltd.	1,680	16,556
	Tongyang Life Insurance Co. Ltd.	9,098	40,154
	Tongyang, Inc.	53,338	29,333
	Toptec Co. Ltd.	3,402	12,903
	Tovis Co. Ltd.	1,651	24,763
	TS Corp.	6,440	13,483
	TYM Corp.	5,445	12,252
	Ubiquoss, Inc.	822	8,336
	Uju Electronics Co. Ltd.	1,365	14,339
	Unid Co. Ltd.	825	41,623
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	19,900
	Uniquest Corp.	2,237	7,517
	Unitrontech Co. Ltd.	4,034	14,411
	Value Added Technology Co. Ltd.	1,095	17,997
*††	Vidente Co. Ltd.	4,562	2,059
	Vieworks Co. Ltd.	1,285	22,180
	Vitzro Tech Co. Ltd.	1,803	8,907
	Webzen, Inc.	2,959	36,343
	Whanin Pharmaceutical Co. Ltd.	1,750	17,116
	Wins Co. Ltd.	1,422	12,854
	Wonik Materials Co. Ltd.	1,147	17,856
	Woojin, Inc.	3,439	19,385
*	Woongjin Thinkbig Co. Ltd.	8,778	11,092
*	Wooree Bio Co. Ltd.	5,523	13,955
*	Woori Technology Investment Co. Ltd.	8,023	52,487
*	Woosu AMS Co. Ltd.	4,962	11,310
	Worldex Industry & Trading Co. Ltd.	1,282	17,291
*	Y2 Solution Co. Ltd.	3,668	7,059
*	YC Corp.	3,175	27,975
	YG Entertainment, Inc.	2,710	74,690

		Shares	Value»
SOUTH KOREA — (Continued)
*	YG PLUS	6,322	$26,040
	Young Poong Corp.	88	25,345
	Young Poong Precision Corp.	3,427	47,851
	Youngone Corp.	3,883	118,401
	Youngone Holdings Co. Ltd.	1,334	85,324
	Yuanta Securities Korea Co. Ltd.	17,353	35,817
	Zeus Co. Ltd.	4,043	39,402
	Zinus, Inc.	1,577	27,540

TOTAL SOUTH KOREA			28,060,838

TAIWAN — (18.4%)
	Abico Avy Co. Ltd.	33,965	30,780
	Ability Enterprise Co. Ltd.	37,000	52,881
	AcBel Polytech, Inc.	128,989	127,214
#	Acer, Inc.	479,000	593,564
*	ACES Electronic Co. Ltd.	28,985	48,824
*	Acon Holding, Inc.	75,000	29,020
	Action Electronics Co. Ltd.	24,000	13,066
	Actron Technology Corp.	9,000	44,728
	ADATA Technology Co. Ltd.	49,818	130,028
	Advanced Analog Technology, Inc.	8,000	18,935
	Advanced International Multitech Co. Ltd.	20,000	49,254
*	Advanced Optoelectronic Technology, Inc.	34,000	26,324
	Advanced Power Electronics Corp.	10,000	24,161
	Advancetek Enterprise Co. Ltd.	49,000	97,208
	Aerospace Industrial Development Corp.	65,000	89,418
	AGV Products Corp.	144,000	52,597
	Air Asia Co. Ltd.	13,000	12,786
	Alltek Technology Corp.	24,040	30,029
	Alpha Networks, Inc.	43,773	46,709
	Altek Corp.	59,000	60,278
	Amazing Microelectronic Corp.	16,000	47,809
	Ambassador Hotel	49,000	88,619
	Ampire Co. Ltd.	12,000	13,028

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AmTRAN Technology Co. Ltd.	135,808	$87,342
	Anderson Industrial Corp.	23,000	14,906
	Anji Technology Co. Ltd.	18,000	18,382
	Apacer Technology, Inc.	35,000	52,009
	APAQ Technology Co. Ltd.	5,000	22,744
	Apex Biotechnology Corp.	13,000	11,658
	Apex Dynamics, Inc.	2,000	48,072
	Apex Science & Engineering	27,540	9,944
	ARBOR Technology Corp.	14,000	17,075
	Arcadyan Technology Corp.	24,000	116,750
	Ardentec Corp.	81,000	135,540
	Asia Cement Corp.	436,000	633,558
	Asia Optical Co., Inc.	30,000	93,978
	Asia Polymer Corp.	83,742	42,738
	Asia Tech Image, Inc.	18,000	54,311
	ATE Energy International Co. Ltd.	10,000	9,642
	Aten International Co. Ltd.	14,000	34,514
	Audix Corp.	23,000	50,851
	AUO Corp. (2409 TT)	950,000	489,435
	AVer Information, Inc.	8,000	10,956
	Avermedia Technologies	14,000	17,145
	Axiomtek Co. Ltd.	7,695	23,525
*	Azurewave Technologies, Inc.	9,000	11,389
*	Bank of Kaohsiung Co. Ltd.	172,415	62,408
	Basso Industry Corp.	30,000	40,216
	BenQ Materials Corp.	31,000	30,984
	BES Engineering Corp.	253,000	85,131
	Billion Electric Co. Ltd.	8,000	8,266
	Bin Chuan Enterprise Co. Ltd.	11,000	12,467
	Bizlink Holding, Inc.	21,000	302,726
	Bon Fame Co. Ltd.	4,000	11,136
	Brightek Optoelectronic Co. Ltd.	9,000	11,594

		Shares	Value»
TAIWAN — (Continued)
	Brighton-Best International Taiwan, Inc.	77,000	$80,456
	Capital Futures Corp.	17,000	29,752
	Capital Securities Corp.	302,000	207,135
*	Career Technology MFG. Co. Ltd.	81,636	49,036
	Caswell, Inc.	4,000	17,423
	Catcher Technology Co. Ltd.	114,000	829,710
	Cathay Real Estate Development Co. Ltd.	101,000	75,669
	CCP Contact Probes Co. Ltd.	9,000	12,538
*	Celxpert Energy Corp.	10,747	8,451
	Cenra, Inc.	29,000	34,847
	Central Reinsurance Co. Ltd.	58,674	48,491
	Chain Chon Industrial Co. Ltd.	26,000	14,378
*	ChainQui Construction Development Co. Ltd.	18,000	10,163
	Chaintech Technology Corp.	7,000	9,622
*	Champion Building Materials Co. Ltd.	30,000	9,158
	Chang Hwa Commercial Bank Ltd.	961,833	528,525
	Chang Wah Electromaterials, Inc.	51,000	85,730
	Channel Well Technology Co. Ltd.	22,000	42,101
	Chant Sincere Co. Ltd.	10,000	21,224
	CHC Healthcare Group	27,000	34,813
	Chen Full International Co. Ltd.	12,000	16,090
	Cheng Loong Corp.	169,000	125,035
*	Cheng Mei Materials Technology Corp.	104,283	40,810
	Cheng Shin Rubber Industry Co. Ltd.	290,000	416,514
	Cheng Uei Precision Industry Co. Ltd.	74,000	146,561
	Chia Chang Co. Ltd.	17,000	22,657

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	79,560	$43,539
	Chien Kuo Construction Co. Ltd.	29,000	19,720
	China Airlines Ltd.	476,000	331,952
	China Bills Finance Corp.	133,000	61,594
	China Ecotek Corp.	7,000	13,817
	China Electric Manufacturing Corp.	47,440	23,820
	China General Plastics Corp.	64,141	31,826
	China Glaze Co. Ltd.	27,000	17,109
*	China Man-Made Fiber Corp.	235,912	56,617
	China Metal Products	64,000	72,920
	China Motor Corp.	43,200	91,631
#*	China Petrochemical Development Corp.	679,120	168,497
	China Steel Structure Co. Ltd.	14,000	23,134
	China Wire & Cable Co. Ltd.	15,000	15,851
	Chinese Maritime Transport Ltd.	20,000	26,230
	Ching Feng Home Fashions Co. Ltd.	26,650	27,677
	Chin-Poon Industrial Co. Ltd.	79,000	92,781
	Chipbond Technology Corp.	114,000	222,595
	ChipMOS Technologies, Inc. (8150 TT)	120,000	131,908
	Chlitina Holding Ltd.	8,000	35,086
	Chong Hong Construction Co. Ltd.	32,000	86,494
	Chun YU Works & Co. Ltd.	13,650	10,899
	Chun Yuan Steel Industry Co. Ltd.	92,000	51,849
*	Chung Hwa Pulp Corp.	100,000	57,297
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	16,000	20,991
	Chunghwa Precision Test Tech Co. Ltd.	5,000	90,762
	Clevo Co.	73,000	125,147

		Shares	Value»
TAIWAN — (Continued)
*	CMC Magnetics Corp.	196,336	$70,776
	Collins Co. Ltd.	22,000	12,216
	Compal Electronics, Inc.	784,000	860,634
	Compeq Manufacturing Co. Ltd.	168,000	318,189
	Complex Micro Interconnection Co. Ltd.	9,000	14,389
	Compucase Enterprise	7,000	13,590
	Concord International Securities Co. Ltd.	45,000	23,062
*	Concord Securities Co. Ltd.	93,985	39,481
	Continental Holdings Corp.	77,000	66,965
#	Contrel Technology Co. Ltd.	61,000	117,516
	Coremax Corp.	24,731	45,519
	Coretronic Corp.	67,000	142,393
	Co-Tech Development Corp.	12,000	21,919
	Coxon Precise Industrial Co. Ltd.	19,000	12,350
	Cryomax Cooling System Corp.	17,000	20,900
	CTCI Corp.	101,000	137,496
	CviLux Corp.	10,000	16,483
	Cyberlink Corp.	6,000	16,788
*	CyberTAN Technology, Inc.	61,000	67,499
	DA CIN Construction Co. Ltd.	48,000	73,103
	Dafeng TV Ltd.	9,000	14,340
	Da-Li Development Co. Ltd.	84,150	111,666
	Darfon Electronics Corp.	37,000	55,474
	Darwin Precisions Corp.	59,000	25,134
	De Licacy Industrial Co. Ltd.	52,740	26,813
	Depo Auto Parts Ind Co. Ltd.	17,000	126,823
	Dimerco Express Corp.	20,600	54,038
	D-Link Corp.	103,040	60,769
	Donpon Precision, Inc.	14,000	15,025
	Draytek Corp.	9,000	14,701

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Dyaco International, Inc.	21,000	$17,869
	Dynamic Holding Co. Ltd.	21,000	42,946
	Dynapack International Technology Corp.	23,000	76,831
*	Eastern Media International Corp.	45,381	26,465
	eCloudvalley Digital Technology Co. Ltd.	4,000	11,246
*	Edimax Technology Co. Ltd.	45,000	47,622
	Edison Opto Corp.	15,000	12,158
	Edom Technology Co. Ltd.	20,900	23,884
*	Elite Advanced Laser Corp.	23,000	149,303
	Elitegroup Computer Systems Co. Ltd.	59,000	44,258
	Emerging Display Technologies Corp.	48,000	37,533
	Ennoconn Corp.	20,000	179,437
	Ennostar, Inc.	107,975	155,804
	EnTie Commercial Bank Co. Ltd.	127,000	56,891
*	Epileds Technologies, Inc.	26,000	30,685
	Eson Precision Ind Co. Ltd.	20,000	39,721
	Eternal Materials Co. Ltd.	158,000	152,416
	Eva Airways Corp.	419,041	483,951
*	Everest Textile Co. Ltd.	92,326	20,410
	Evergreen International Storage & Transport Corp.	87,000	82,930
#	EVERGREEN Steel Corp.	33,000	104,335
	Everlight Chemical Industrial Corp.	92,000	68,542
	Everlight Electronics Co. Ltd.	70,000	181,871
*	Everspring Industry Co. Ltd.	26,000	10,981
*	Evertop Wire Cable Corp.	16,000	11,162
	Excellence Opto, Inc.	24,000	20,677
	Excelliance Mos Corp.	5,000	14,696

		Shares	Value»
TAIWAN — (Continued)
	Excelsior Medical Co. Ltd.	28,837	$78,197
	Far Eastern Department Stores Ltd.	151,000	120,019
	Far Eastern International Bank	456,848	186,803
	Far Eastern New Century Corp.	475,000	548,115
	Farglory F T Z Investment Holding Co. Ltd.	26,822	35,901
	Farglory Land Development Co. Ltd.	48,000	100,369
*	Federal Corp.	50,000	33,947
	Feedback Technology Corp.	10,800	46,508
	Feng Hsin Steel Co. Ltd.	75,000	195,080
	Firich Enterprises Co. Ltd.	45,000	44,379
	First Hotel	28,000	12,971
	First Insurance Co. Ltd.	45,000	31,795
*	First Steamship Co. Ltd.	184,010	44,652
	FIT Holding Co. Ltd.	32,000	48,970
	Fitipower Integrated Technology, Inc.	17,050	129,834
	FLEXium Interconnect, Inc.	45,000	104,810
	Flytech Technology Co. Ltd.	10,000	26,609
	FocalTech Systems Co. Ltd.	28,000	72,604
*	Forest Water Environment Engineering Co. Ltd.	17,000	21,542
	Formosa Advanced Technologies Co. Ltd.	29,000	30,666
	Formosa Laboratories, Inc.	22,704	63,177
	Formosa Optical Technology Co. Ltd.	6,000	18,811
	Formosa Sumco Technology Corp.	10,000	36,615
	Formosa Taffeta Co. Ltd.	100,000	61,524

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosan Rubber Group, Inc.	62,100	$49,060
	Formosan Union Chemical	70,400	49,330
	Founding Construction & Development Co. Ltd.	45,000	28,208
	Foxconn Technology Co. Ltd.	177,000	437,792
	Foxsemicon Integrated Technology, Inc.	12,000	126,091
	Franbo Lines Corp.	19,997	11,458
	Froch Enterprise Co. Ltd.	41,000	23,285
	FSP Technology, Inc.	30,000	54,224
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	11,515
	Fu Hua Innovation Co. Ltd.	62,949	60,853
	Fulgent Sun International Holding Co. Ltd.	27,000	89,962
	Fullerton Technology Co. Ltd.	18,000	12,698
*	Fulltech Fiber Glass Corp.	65,787	43,251
	Fwusow Industry Co. Ltd.	55,009	29,386
	G Shank Enterprise Co. Ltd.	38,122	102,284
	Gamania Digital Entertainment Co. Ltd.	17,000	41,477
*	GCS Holdings, Inc.	10,000	20,713
	GEM Services, Inc.	11,000	24,646
	Gemtek Technology Corp.	74,000	80,750
*	General Interface Solution Holding Ltd.	23,000	40,438
	General Plastic Industrial Co. Ltd.	14,000	15,686
	Genius Electronic Optical Co. Ltd.	13,000	179,161
	GeoVision, Inc.	17,000	32,227
	Giant Manufacturing Co. Ltd.	46,000	259,350
	Giantplus Technology Co. Ltd.	79,000	40,065

		Shares	Value»
TAIWAN — (Continued)
*	Gigasolar Materials Corp.	4,000	$11,288
*	Gigastorage Corp.	23,000	12,994
	Global Brands Manufacture Ltd.	62,600	112,768
	Global Lighting Technologies, Inc.	17,000	38,394
	Global PMX Co. Ltd.	10,000	40,406
	Globe Union Industrial Corp.	48,910	25,050
	Gloria Material Technology Corp.	78,000	110,913
#	GMI Technology, Inc.	18,180	36,949
	Golden Long Teng Development Co. Ltd.	11,000	9,306
	Goldsun Building Materials Co. Ltd.	135,543	224,398
	Good Finance Securities Co. Ltd.	40,000	30,105
	Good Will Instrument Co. Ltd.	14,000	18,708
	Gordon Auto Body Parts	23,000	24,730
	Gourmet Master Co. Ltd.	18,000	49,383
	Grand Fortune Securities Co. Ltd.	53,000	21,025
*	Grand Pacific Petrochemical	226,627	84,902
	Grape King Bio Ltd.	23,000	107,653
	Great China Metal Industry	26,000	18,544
	Great Wall Enterprise Co. Ltd.	104,000	165,630
	Greatek Electronics, Inc.	49,000	87,695
	GTM Holdings Corp.	24,000	25,401
*	Hai Kwang Enterprise Corp.	17,000	9,627
	Hannstar Board Corp.	43,361	74,561
*	HannStar Display Corp.	381,000	106,993
*	HannsTouch Holdings Co.	139,194	47,341
	Hanpin Electron Co. Ltd.	14,000	20,799
	Harvatek Corp.	31,000	21,541
	Heran Co. Ltd.	10,000	32,554
	Hey Song Corp.	53,000	68,298
*	Highlight Tech Corp.	5,600	10,254
	Highwealth Construction Corp.	207,665	260,850

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hitron Technology, Inc.	13,000	$12,584
#	Hiwin Technologies Corp.	44,000	320,452
	Ho Tung Chemical Corp.	176,000	46,060
	Hocheng Corp.	45,100	24,262
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	12,248
	Holy Stone Enterprise Co. Ltd.	25,950	71,951
	Honey Hope Honesty Enterprise Co. Ltd.	18,000	24,460
	Hong Pu Real Estate Development Co. Ltd.	35,000	31,376
	Hong TAI Electric Industrial	58,000	59,811
	Hong YI Fiber Industry Co.	19,000	9,790
	Horizon Securities Co. Ltd.	56,180	19,750
	Hota Industrial Manufacturing Co. Ltd.	36,000	61,774
#	Hotai Finance Co. Ltd.	35,200	99,343
	Hsin Kuang Steel Co. Ltd.	44,000	75,570
	Hsing TA Cement Co.	29,000	16,649
	Hu Lane Associate, Inc.	13,325	69,538
	HUA ENG Wire & Cable Co. Ltd.	37,000	33,360
	Huaku Development Co. Ltd.	48,400	176,230
	Huang Hsiang Construction Corp.	20,000	35,370
	Hung Ching Development & Construction Co. Ltd.	31,000	30,430
	Hung Sheng Construction Ltd.	80,680	65,273
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	36,350
	Hwacom Systems, Inc.	40,000	29,091
	Ibase Technology, Inc.	5,000	11,385
	IBF Financial Holdings Co. Ltd.	485,744	221,771

		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	47,000	$58,229
	IEI Integration Corp.	29,600	69,798
	Infortrend Technology, Inc.	52,000	58,133
	Info-Tek Corp.	14,000	17,166
	Innolux Corp.	748,627	360,912
	Inpaq Technology Co. Ltd.	19,954	48,923
	Integrated Service Technology, Inc.	6,000	34,804
*	IntelliEPI, Inc.	11,000	25,385
*	International CSRC Investment Holdings Co.	150,600	69,927
	Iron Force Industrial Co. Ltd.	10,371	35,416
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	29,349
	ITEQ Corp.	35,000	82,605
	Jean Co. Ltd.	18,403	13,277
	Jia Wei Lifestyle, Inc.	7,000	15,233
	Jih Lin Technology Co. Ltd.	6,000	11,762
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	17,375
	Johnson Health Tech Co. Ltd.	13,000	60,376
	Joinsoon Electronics Manufacturing Co. Ltd.	15,824	9,215
	K Laser Technology, Inc.	27,000	18,087
	Kaimei Electronic Corp.	18,400	36,316
	Kedge Construction Co. Ltd.	9,290	20,840
	KEE TAI Properties Co. Ltd.	75,110	37,244
	Kenda Rubber Industrial Co. Ltd.	106,975	98,889
	Kerry TJ Logistics Co. Ltd	37,000	46,214
*	Key Ware Electronics Co. Ltd.	29,000	12,281
	KGI Financial Holding Co. Ltd.	66,559	34,296
	KHGEARS International Ltd.	4,000	20,081
	Kindom Development Co. Ltd.	68,900	96,704

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	8,000	$9,777
	King’s Town Bank Co. Ltd.	138,000	211,692
	Kingstate Electronics Corp.	7,000	10,251
	Kinko Optical Co. Ltd.	31,455	24,351
#	Kinpo Electronics	184,000	137,998
	Kinsus Interconnect Technology Corp.	52,000	170,250
	KMC Kuei Meng International, Inc.	7,000	29,605
	Ko Ja Cayman Co. Ltd.	12,000	18,298
	KS Terminals, Inc.	19,000	44,567
*	Kung Sing Engineering Corp.	75,900	27,222
	Kuo Toong International Co. Ltd.	29,399	55,171
*	Kuo Yang Construction Co. Ltd.	28,000	18,173
	Kwong Lung Enterprise Co. Ltd.	23,000	40,316
	L&K Engineering Co. Ltd.	5,124	35,446
	Lanner Electronics, Inc.	9,000	24,820
	Laser Tek Taiwan Co. Ltd.	17,000	35,609
	Laster Tech Corp. Ltd.	19,000	22,548
*	Leader Electronics, Inc.	19,974	11,085
*	Lealea Enterprise Co. Ltd.	135,200	37,944
	LEE CHI Enterprises Co. Ltd.	21,000	9,736
	Lelon Electronics Corp.	14,000	31,179
	Lemtech Holdings Co. Ltd.	4,000	12,863
	Leo Systems, Inc.	21,000	21,512
*	Leofoo Development Co. Ltd.	17,000	9,213
*	Li Peng Enterprise Co. Ltd.	119,000	29,337
	Lida Holdings Ltd.	18,000	14,560
	Lien Hwa Industrial Holdings Corp.	151,200	280,766

		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	77,000	$45,407
	Lite-On Technology Corp.	6,000	18,809
	Liton Technology Corp.	8,000	8,555
*	Long Bon International Co. Ltd.	29,000	19,209
	Long Da Construction & Development Corp.	66,000	71,759
*	Longchen Paper & Packaging Co. Ltd.	159,808	66,435
	Longwell Co.	23,000	55,526
	Lucky Cement Corp.	40,000	18,217
	Lumax International Corp. Ltd.	19,800	67,038
*	Lung Yen Life Service Corp.	33,000	47,333
	Macauto Industrial Co. Ltd.	6,000	11,465
	Macroblock, Inc.	4,000	9,662
#	Macronix International Co. Ltd.	335,000	249,462
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	13,941
	Man Zai Industrial Co. Ltd.	12,600	17,708
	Mayer Steel Pipe Corp.	36,000	30,708
*	Megaforce Co. Ltd.	19,000	17,395
	Meiloon Industrial Co.	22,400	25,788
*	Mercuries & Associates Holding Ltd.	121,517	63,411
	Mercuries Data Systems Ltd.	13,000	10,629
*	Mercuries Life Insurance Co. Ltd.	545,500	116,054
	Merry Electronics Co. Ltd.	36,933	120,585
	METAAGE Corp.	17,000	24,718
	Mildef Crete, Inc.	7,000	20,165
	MIN AIK Technology Co. Ltd.	28,000	23,825
	Mitac Holdings Corp.	172,944	241,323
	MJ International Co. Ltd.	6,000	9,278
*	MOSA Industrial Corp.	34,559	24,460

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Motech Industries, Inc.	65,000	$48,303
	MSSCORPS Co. Ltd.	5,400	33,870
	Namchow Holdings Co. Ltd.	27,000	46,080
	Nan Liu Enterprise Co. Ltd.	7,000	15,343
*	Nan Ren Lake Leisure Amusement Co. Ltd.	6,000	2,963
	Nan Ya Printed Circuit Board Corp.	37,000	149,367
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	12,048
	Nantex Industry Co. Ltd.	49,000	52,736
#*	Nanya Technology Corp.	243,000	314,671
	National Aerospace Fasteners Corp.	11,000	29,799
*	New Asia Construction & Development Corp.	54,000	20,067
	New Best Wire Industrial Co. Ltd.	11,000	11,394
	Nexcom International Co. Ltd.	16,000	23,754
	Nichidenbo Corp.	24,000	44,999
	Nien Hsing Textile Co. Ltd.	23,000	14,269
	Niko Semiconductor Co. Ltd.	10,579	14,836
	Nishoku Technology, Inc.	7,000	28,630
	Nuvoton Technology Corp.	38,000	117,872
	O-Bank Co. Ltd.	208,909	63,792
*	Ocean Plastics Co. Ltd.	29,000	30,576
	Optimax Technology Corp.	17,000	16,423
	Orient Europharma Co. Ltd.	8,000	12,099
	Orient Semiconductor Electronics Ltd.	56,000	66,235
	Oriental Union Chemical Corp.	129,000	70,643
	O-TA Precision Industry Co. Ltd.	8,000	20,611
	Pacific Construction Co.	68,000	21,616

		Shares	Value»
TAIWAN — (Continued)
	Pacific Hospital Supply Co. Ltd.	6,000	$16,587
*	Paiho Shih Holdings Corp.	30,500	28,475
	Pan Asia Chemical Corp.	25,560	11,604
	Pan German Universal Motors Ltd.	3,000	27,088
	Pan Jit International, Inc.	56,000	95,708
	Pan-International Industrial Corp.	76,000	87,862
	Parpro Corp.	23,000	20,804
*	PChome Online, Inc.	22,575	33,940
	PCL Technologies, Inc.	7,000	23,106
*	Phihong Technology Co. Ltd.	59,000	68,758
	Phison Electronics Corp.	14,000	200,919
	Phoenix Silicon International Corp.	21,000	78,268
	Polytronics Technology Corp.	7,000	15,069
	Pou Chen Corp.	410,000	479,358
#*	Powerchip Semiconductor Manufacturing Corp.	538,000	297,060
	Powertech Technology, Inc.	120,000	467,269
	President Securities Corp.	158,539	126,076
	Primax Electronics Ltd.	84,000	209,657
	Prince Housing & Development Corp.	218,000	70,274
	Prosperity Dielectrics Co. Ltd.	28,000	38,756
#	Qisda Corp.	235,000	261,471
	QST International Corp.	19,932	41,281
	Qualipoly Chemical Corp.	15,000	20,441
	Quang Viet Enterprise Co. Ltd.	9,000	28,669
#	Quanta Storage, Inc.	33,000	97,049
*	Quintain Steel Co. Ltd.	56,139	20,726
	Radiant Opto-Electronics Corp.	69,000	449,117

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Radium Life Tech Co. Ltd.	118,352	$35,192
	Raydium Semiconductor Corp.	7,000	73,412
	Rechi Precision Co. Ltd.	61,000	48,806
	Rexon Industrial Corp. Ltd.	18,000	19,241
*	Rich Development Co. Ltd.	149,350	46,105
*	RiTdisplay Corp.	16,000	21,595
*	Ritek Corp.	142,121	62,455
	Ruentex Development Co. Ltd.	298,500	428,528
#	Ruentex Industries Ltd.	118,071	278,620
	Sampo Corp.	55,200	49,244
	San Fang Chemical Industry Co. Ltd.	32,000	44,523
	San Far Property Ltd.	27,272	20,714
	Sanitar Co. Ltd.	9,000	11,311
	Sanyang Motor Co. Ltd.	14,000	30,242
	Savior Lifetec Corp.	72,000	49,110
	SCI Pharmtech, Inc.	11,000	30,582
	ScinoPharm Taiwan Ltd.	41,000	30,638
*	Sea Sonic Electronics Co. Ltd.	4,000	7,977
	Senao International Co. Ltd.	10,000	10,893
	Sercomm Corp.	43,000	146,487
	Sesoda Corp.	48,776	60,064
	Shanghai Commercial & Savings Bank Ltd.	427,000	530,436
	Shan-Loong Transportation Co. Ltd.	14,000	8,829
	Sharehope Medicine Co. Ltd.	12,480	11,580
	Sheng Yu Steel Co. Ltd.	27,000	21,986
	ShenMao Technology, Inc.	16,000	32,927
	Shih Her Technologies, Inc.	7,000	30,303
*	Shih Wei Navigation Co. Ltd.	66,708	36,004
*	Shihlin Development Co. Ltd.	27,000	9,720

		Shares	Value»
TAIWAN — (Continued)
*	Shin Kong Financial Holding Co. Ltd.	2,570,684	$909,627
	Shin Zu Shing Co. Ltd.	23,862	127,656
*	Shining Building Business Co. Ltd.	68,330	22,117
	Shinkong Insurance Co. Ltd.	38,000	115,593
	Shinkong Synthetic Fibers Corp.	221,000	104,331
	Shinkong Textile Co. Ltd.	27,000	38,485
	ShunSin Technology Holding Ltd.	6,000	37,887
	Shuttle, Inc.	55,000	34,512
	Sigurd Microelectronics Corp.	72,726	164,456
	Silicon Integrated Systems Corp.	48,620	115,385
	Simplo Technology Co. Ltd.	28,000	295,165
	Sincere Navigation Corp.	48,410	38,969
	Sinon Corp.	70,000	90,884
	Sinopower Semiconductor, Inc.	6,000	19,335
	Sinphar Pharmaceutical Co. Ltd.	22,680	21,758
	Sinyi Realty, Inc.	30,000	27,996
	Sirtec International Co. Ltd.	10,000	11,122
	Siward Crystal Technology Co. Ltd.	28,000	24,965
	Soft-World International Corp.	8,000	33,934
	Solar Applied Materials Technology Corp.	69,000	132,354
	Solteam, Inc.	9,598	15,611
	Song Shang Electronics Co. Ltd.	22,000	21,982
	Sonix Technology Co. Ltd.	24,000	34,652
	Southeast Cement Co. Ltd.	38,000	25,650
	Speed Tech Corp.	13,000	19,792
	Sports Gear Co. Ltd.	17,000	62,584
	St. Shine Optical Co. Ltd.	8,000	52,384

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	$29,664
	Standard Foods Corp.	72,000	84,331
	S-Tech Corp.	19,000	19,407
	Sun Max Tech Ltd.	6,000	9,370
*	Sunko INK Co. Ltd.	37,000	23,698
	Sunny Friend Environmental Technology Co. Ltd.	6,000	17,842
*	Sunplus Technology Co. Ltd.	76,000	68,391
	Sunrex Technology Corp.	30,000	51,738
	Sunspring Metal Corp.	14,177	14,498
	Supreme Electronics Co. Ltd.	78,219	158,993
	Swancor Holding Co. Ltd.	10,000	32,043
	Sweeten Real Estate Development Co. Ltd.	36,664	35,539
	Symtek Automation Asia Co. Ltd.	9,000	55,539
	Syncmold Enterprise Corp.	21,000	65,438
	Synmosa Biopharma Corp.	49,894	56,228
	Synnex Technology International Corp.	220,000	483,224
	Syn-Tech Chem & Pharm Co. Ltd.	5,000	14,476
	Systex Corp.	28,000	114,589
	T3EX Global Holdings Corp.	18,000	47,663
	TA Chen Stainless Pipe	311,654	313,890
	Ta Ya Electric Wire & Cable	139,160	195,909
	TA-I Technology Co. Ltd.	20,000	28,916
*	Tai Tung Communication Co. Ltd.	22,000	18,634
	Taichung Commercial Bank Co. Ltd.	708,476	389,816
	TaiDoc Technology Corp.	8,000	39,187
	Taiflex Scientific Co. Ltd.	40,792	66,511

		Shares	Value»
TAIWAN — (Continued)
	Taimide Tech, Inc.	20,000	$27,448
	Tainan Enterprises Co. Ltd.	28,000	32,189
	Tainan Spinning Co. Ltd.	207,000	97,658
	Tai-Saw Technology Co. Ltd.	22,000	17,544
*	Taisun Enterprise Co. Ltd.	40,000	24,808
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	30,254
	Taiwan Business Bank	1,317,189	633,612
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	14,841
	Taiwan Cogeneration Corp.	89,000	118,802
	Taiwan Fertilizer Co. Ltd.	132,000	233,949
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	47,051
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	63,833
*	Taiwan Glass Industry Corp.	208,000	125,173
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,378	82,569
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	36,616
††	Taiwan Land Development Corp.	217,000	3,403
	Taiwan Line Tek Electronic	9,000	8,381
	Taiwan Navigation Co. Ltd.	66,000	63,243
	Taiwan Paiho Ltd.	47,000	117,291
	Taiwan PCB Techvest Co. Ltd.	53,000	61,855
	Taiwan Sanyo Electric Co. Ltd.	21,000	25,978
	Taiwan Semiconductor Co. Ltd.	43,000	83,208
	Taiwan Shin Kong Security Co. Ltd.	51,510	66,352
*	Taiwan Styrene Monomer	91,000	34,109
	Taiwan Surface Mounting Technology Corp.	41,000	134,700
*	Taiwan TEA Corp.	91,000	58,731

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan-Asia Semiconductor Corp.	65,000	$69,529
	Taiyen Biotech Co. Ltd.	15,000	15,654
*	Tatung Co. Ltd.	235,000	320,740
*	TBI Motion Technology Co. Ltd.	19,000	25,460
	TCI Co. Ltd.	19,000	78,316
	Te Chang Construction Co. Ltd.	13,000	24,867
	Teco Electric & Machinery Co. Ltd.	296,000	452,423
	Test Rite International Co. Ltd.	46,000	29,231
	Thermaltake Technology Co. Ltd.	14,000	15,944
	Thinking Electronic Industrial Co. Ltd.	12,000	60,458
	Thye Ming Industrial Co. Ltd.	22,400	46,322
	Ton Yi Industrial Corp.	154,000	78,431
	Tong Hsing Electronic Industries Ltd.	27,280	107,971
	Tong Yang Industry Co. Ltd.	58,000	191,791
	Tong-Tai Machine & Tool Co. Ltd.	46,000	44,879
	Top Union Electronics Corp.	34,967	34,470
	Topco Technologies Corp.	6,000	13,068
	Topkey Corp.	11,000	78,575
	Topoint Technology Co. Ltd.	17,000	20,486
	Toung Loong Textile Manufacturing	14,000	9,826
*	TPK Holding Co. Ltd.	67,000	86,568
	Transcend Information, Inc.	39,000	116,224
	Tripod Technology Corp.	70,000	413,180
	TSC Auto ID Technology Co. Ltd.	4,000	27,741
	TSRC Corp.	90,000	67,895
*	Tul Corp.	6,000	13,907
	Tung Ho Steel Enterprise Corp.	77,850	177,965

		Shares	Value»
TAIWAN — (Continued)
	Tung Thih Electronic Co. Ltd.	13,200	$40,598
	TURVO International Co. Ltd.	6,000	29,827
	TXC Corp.	8,000	28,990
	TYC Brother Industrial Co. Ltd.	38,000	69,577
*	Tyntek Corp.	52,000	35,164
	Ubright Optronics Corp.	10,000	20,420
	UDE Corp.	17,000	47,174
	U-MEDIA Communications, Inc.	7,000	11,065
	U-Ming Marine Transport Corp.	82,000	141,368
	Unic Technology Corp.	25,000	27,886
	Union Bank of Taiwan	364,723	172,045
*	Union Insurance Co. Ltd.	10,000	10,419
	Unitech Computer Co. Ltd.	19,000	21,175
*	Unitech Printed Circuit Board Corp.	107,876	99,732
*	United Alloy-Tech Co.	11,000	12,390
	United Orthopedic Corp.	11,000	33,433
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	15,615
	Universal Cement Corp.	94,440	88,698
	UPC Technology Corp.	149,316	51,348
*	UPI Semiconductor Corp.	7,000	53,066
	USI Corp.	142,000	61,654
	Utechzone Co. Ltd.	4,000	16,215
	Value Valves Co. Ltd.	7,000	20,744
	Ve Wong Corp.	24,000	35,509
	Ventec International Group Co. Ltd.	10,000	21,627
	Viking Tech Corp.	10,000	14,965
	Wafer Works Corp.	103,000	92,891
	Wah Lee Industrial Corp.	33,660	126,443
#	Walsin Lihwa Corp.	530,607	486,304
	Walsin Technology Corp.	35,000	107,544
	Walton Advanced Engineering, Inc.	49,000	24,300
	Wan Hai Lines Ltd.	120,000	317,702

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WEI Chih Steel Industrial Co. Ltd.	26,000	$18,599
	Wei Chuan Foods Corp.	66,000	36,804
	Weikeng Industrial Co. Ltd.	69,946	75,333
	Well Shin Technology Co. Ltd.	14,000	27,199
#*	Win Semiconductors Corp.	55,000	203,651
#*	Winbond Electronics Corp.	632,732	374,508
	Winstek Semiconductor Co. Ltd.	6,000	19,240
	Wisdom Marine Lines Co. Ltd.	80,221	182,056
	Wistron NeWeb Corp.	59,147	221,008
	WITS Corp.	5,000	17,821
	Wonderful Hi-Tech Co. Ltd.	15,000	16,162
	WPG Holdings Ltd.	295,000	670,260
	WT Microelectronics Co. Ltd.	118,721	399,528
	WUS Printed Circuit Co. Ltd.	28,350	44,631
	Xxentria Technology Materials Corp.	28,781	53,060
	Ya Horng Electronic Co. Ltd.	7,000	12,248
	Yang Ming Marine Transport Corp.	210,000	431,134
	YC INOX Co. Ltd.	76,633	51,698
	Yea Shin International Development Co. Ltd.	45,561	43,150
	Yem Chio Co. Ltd.	82,065	46,496
*	Yeong Guan Energy Technology Group Co. Ltd.	17,426	20,926
	YFC-Boneagle Electric Co. Ltd.	14,596	12,252
	YFY, Inc.	215,000	204,124
	Yi Jinn Industrial Co. Ltd.	24,150	14,437
	Yieh Phui Enterprise Co. Ltd.	177,550	83,348
	Young Fast Optoelectronics Co. Ltd.	11,000	21,445
	Youngtek Electronics Corp.	21,000	46,119

		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co. Ltd.	25,944	$70,557
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	42,938
#	Yulon Finance Corp.	41,000	177,556
#	Yulon Motor Co. Ltd.	118,886	210,187
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,353
	YungShin Global Holding Corp.	35,000	61,195
	Yusin Holding Corp.	4,000	16,140
	Zeng Hsing Industrial Co. Ltd.	11,520	38,257
	Zenitron Corp.	34,000	33,662
	Zhen Ding Technology Holding Ltd.	127,000	437,934
*	Zig Sheng Industrial Co. Ltd.	68,000	21,598
*	Zinwell Corp.	56,000	30,603
	Zippy Technology Corp.	15,000	33,698
	Zyxel Group Corp.	54,930	70,733

TOTAL TAIWAN			49,237,383

THAILAND — (1.8%)
	AAPICO Hitech PCL (AH/F TB)	68,970	40,673
	AEON Thana Sinsap Thailand PCL	15,900	65,965
	Amata Corp. PCL	119,300	103,409
	AP Thailand PCL	470,400	133,126
	Asia Plus Group Holdings PCL	195,300	14,700
	Asian Sea Corp. PCL, Class F	53,800	14,907
	Asset World Corp. PCL	238,700	26,172
	Bangchak Corp. PCL	189,300	192,133
	Bangchak Sriracha PCL	120,900	26,512
#	Bangkok Commercial Asset Management PCL	331,300	81,487
	Bangkok Land PCL	2,877,600	52,870
	Bangkok Life Assurance PCL, NVDR	95,400	71,384
	Banpu PCL	1,300,900	240,943
#	Berli Jucker PCL	159,700	114,055
	Betagro PCL	22,400	14,073

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL	535,300	$6,980
	BKI Holdings PCL	15,820	140,643
	Cal-Comp Electronics Thailand PCL, Class F	812,421	127,599
	CH Karnchang PCL	41,900	23,840
	Chayo Group PCL	82,800	8,539
*	CIMB Thai Bank PCL	129,100	2,028
	Don Muang Tollway PCL	41,800	14,369
	Eastern Polymer Group PCL, Class F	123,100	17,145
	Frasers Property Thailand PCL	79,285	31,014
	GFPT PCL	94,100	30,953
#	Gunkul Engineering PCL	870,500	70,166
	Hana Microelectronics PCL	95,207	107,917
	Heng Leasing & Capital PCL	324,700	14,433
	ICC International PCL	11,679	11,767
	Index Livingmall PCL	26,600	13,795
	Indorama Ventures PCL	275,900	212,577
#	IRPC PCL	2,144,300	97,858
*	Italian-Thai Development PCL	787,900	15,877
*	Jaymart Group Holdings PCL	114,400	52,547
#	JMT Network Services PCL	131,600	77,607
	KGI Securities Thailand PCL	258,200	33,514
#	Kiatnakin Phatra Bank PCL	35,100	56,688
	Lalin Property PCL	79,100	15,236
	Land & Houses PCL (LHF TB)	1,215,700	208,951
	LH Financial Group PCL	755,000	18,794
	MBK PCL	90,110	53,139
	MCS Steel PCL	107,500	23,574
	Ngern Tid Lor PCL	154,100	80,829
	Northeast Rubber PCL	190,100	28,449
*	Nusasiri PCL	1,194,500	9,557
#	Origin Property PCL, Class F	83,600	11,743
	Polyplex Thailand PCL	55,700	21,953

		Shares	Value»
THAILAND — (Continued)
	Precious Shipping PCL	197,549	$48,590
	Prima Marine PCL	152,700	39,821
	Property Perfect PCL	1,420,230	7,997
	Pruksa Holding PCL	62,700	16,537
	PTG Energy PCL	132,300	37,834
	Quality Houses PCL	1,256,450	69,255
	Ratchthani Leasing PCL	485,400	28,050
	Regional Container Lines PCL	83,400	63,641
	Rojana Industrial Park PCL	153,500	33,206
	S Hotels & Resorts PCL	218,100	14,607
	Saha Pathana Inter-Holding PCL	22,100	43,060
	Saha Pathanapibul PCL	16,100	27,672
*	Samart Corp. PCL	185,000	40,021
	Sansiri PCL	2,836,100	153,802
	SC Asset Corp. PCL	297,500	26,625
	Siamgas & Petrochemicals PCL	137,400	28,909
	Somboon Advance Technology PCL	66,900	23,988
	SPCG PCL	88,600	22,974
#	Sri Trang Agro-Industry PCL	176,151	108,055
	Sri Trang Gloves Thailand PCL	205,300	64,489
	Srisawad Capital 1969 PCL	154,200	10,327
*	Star Petroleum Refining PCL	327,000	64,925
*	STP & I PCL	180,700	22,062
	Supalai PCL	184,200	106,988
*	Super Energy Corp. PCL	5,029,400	41,732
	Susco PCL	78,400	7,388
	Thai Life Insurance PCL	391,100	129,807
	Thai Oil PCL	87,600	106,434
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	31,009
#	Thai Union Group PCL, Class F	384,400	170,870
	Thaicom PCL	118,200	51,140
	Thaifoods Group PCL, Class F	73,800	8,923
	Thanachart Capital PCL	53,000	82,457

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	351,600	$57,306
#	Tisco Financial Group PCL (TISCO/F TB)	33,500	95,799
	TKS Technologies PCL	52,250	10,916
	TPI Polene PCL	1,008,400	34,963
	TPI Polene Power PCL	434,701	39,161
	Triple i Logistics PCL	55,000	10,105
	Univanich Palm Oil PCL	72,000	19,523
*	VGI PCL	684,800	57,227
*	Xspring Capital PCL	1,370,399	40,204

TOTAL THAILAND			4,930,889

TURKEY — (1.0%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	16,102
	Akcansa Cimento AS	4,742	21,524
*	Akenerji Elektrik Uretim AS	61,453	20,870
	Aksa Akrilik Kimya Sanayii AS	211,332	51,544
	Aksa Enerji Uretim AS	23,710	22,835
	Alarko Holding AS	45,997	115,719
*	Albaraka Turk Katilim Bankasi AS	207,057	31,773
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	96,653
	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,693	31,812
	Anadolu Hayat Emeklilik AS	10,998	28,885
	Aygaz AS	14,660	64,529
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,675	28,976
*	Bera Holding AS	105,274	39,779
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	115,277
	Bursa Cimento Fabrikasi AS	89,116	16,640
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	71,159
	Deva Holding AS	5,945	11,592
	Dogan Sirketler Grubu Holding AS	238,931	90,520

		Shares	Value»
TURKEY — (Continued)
	Eczacibasi Yatirim Holding Ortakligi AS	3,603	$18,929
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	54,546
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	9,719
*	Europen Endustri Insaat Sanayi VE Ticaret AS	43,817	14,997
	Global Yatirim Holding AS	89,141	42,911
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	31,192
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	37,996
*	GSD Holding AS	257,244	26,573
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	11,620
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	19,306
*	Is Finansal Kiralama AS	66,301	21,467
*	Isiklar Enerji ve Yapi Holding AS	59,047	13,884
*	Izmir Demir Celik Sanayi AS	108,924	17,349
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	43,776
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	103,955
*	Karsan Otomotiv Sanayii Ve Ticaret AS	72,682	32,946
*	Kordsa Teknik Tekstil AS	15,454	32,718

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	$47,960
*	Naturel Yenilenebilir Enerji Ticaret AS	12,485	19,344
*	NET Holding AS	83,578	100,269
*	Pegasus Hava Tasimaciligi AS	29,912	202,594
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	10,646
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,063	19,761
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	28,142	17,574
	Sekerbank Turk AS	348,287	41,696
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	49,640
*	TAV Havalimanlari Holding AS	36,389	244,472
*	Tekfen Holding AS	43,512	95,653
*	Tumosan Motor ve Traktor Sanayi AS	7,301	25,726
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	98,680
*	Ulker Biskuvi Sanayi AS	34,631	126,974
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	26,080
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	45,213
*	Zorlu Enerji Elektrik Uretim AS	371,428	45,115

TOTAL TURKEY			2,627,470

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi National Hotels	794,881	125,566
	Abu Dhabi National Insurance Co. PSC	28,687	47,641
*	Abu Dhabi Ports Co. PJSC	32,940	47,985
	Agility Global PLC	499,068	169,533
	Agthia Group PJSC	52,988	109,588
	Aldar Properties PJSC	383,104	794,100

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	183,087	$55,257
*	Amlak Finance PJSC	113,599	25,440
*	Aramex PJSC	18,278	11,395
*††	Bank of Sharjah	63,601	14,882
*	Dana Gas PJSC	452,990	83,227
	Deyaar Development PJSC	265,756	51,422
	Dubai Investments PJSC	334,612	193,001
	Dubai Islamic Bank PJSC	441,639	750,465
	Emaar Development PJSC	174,367	439,836
	Emaar Properties PJSC	195,589	462,439
*	EMSTEEL Building Materials PJSC	170,002	61,914
*	Eshraq Investments PJSC	292,261	26,380
*	Manazel PJSC	286,170	25,813
*	Multiply Group PJSC	156,305	96,413
	National Bank of Ras Al-Khaimah PSC	106,807	159,869
	Orascom Construction PLC	3,812	23,420
	RAK Properties PJSC	273,289	88,372
	Ras Al Khaimah Ceramics	86,789	59,026
*	Union Properties PJSC	680,886	63,878

TOTAL UNITED ARAB EMIRATES			3,986,862

TOTAL COMMON STOCKS			264,913,389

PREFERRED STOCKS — (0.4%)

BRAZIL — (0.4%)
	Banco ABC Brasil SA, 7.270%	27,041	97,856
Ω	Banco BMG SA, 14.617%	39,762	27,650
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	53,900	104,893
	Banco Pan SA, 2.531%	58,481	85,988
	Banco Pine SA, 13.114%	13,900	11,061

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia de Ferro Ligas da Bahia FERBASA, 5.891%	39,200	$51,264
Eucatex SA Industria e Comercio, 6.457%	11,000	27,306
Gerdau SA, 4.781%	77,014	243,795
Marcopolo SA, 5.851%	79,112	115,776
Raizen SA, 5.546%	213,670	103,492
Randon SA Implementos e Participacoes, 4.800%	40,000	74,037
Schulz SA, 6.962%	15,200	16,512
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	85,574	97,847

TOTAL BRAZIL		1,057,477

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA, 5.895%	7,685	40,359

TOTAL PREFERRED STOCKS		1,097,836

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/11/2024	425	10
* Diagnosticos da America SA Warrants 04/30/2025	583	106

TOTAL BRAZIL		116

CHINA — (0.0%)
* Shougang Fushan Resources Group Ltd. Rights 11/05/2024	14,626	357

MALAYSIA — (0.0%)
* VS Industry Bhd. Warrants 09/05/2026	39,490	1,488

		Shares	Value»
TAIWAN — (0.0%)
*	Ching Feng Home Fashions Co. Ltd. Rights	461	$91
*	Concord International Securities Co. Ltd. Rights	8,106	696
*	Fulltech Fiber Glass Corp. Rights	5,650	538
*	S-Tech Corp. Rights	2,961	78
*	Unitech Printed Circuit Board Corp. Rights	5,157	692
*	Wafer Works Corp. Rights 11/04/2024	4,555	377

TOTAL TAIWAN			2,472

THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Better World Green PCL Warrants 08/13/2025	89,217	132
*	Northeast Rubber PCL Warrants 05/15/2026	31,683	714
*	VGI PCL Warrants 08/15/2025	68,480	2,679

TOTAL THAILAND			3,525

TOTAL RIGHTS/WARRANTS			7,958

TOTAL INVESTMENT SECURITIES (Cost $212,273,618)			266,019,183

			Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	129,771	1,500,930

TOTAL INVESTMENTS — (100.0%) (Cost $213,774,548)			$267,520,113

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	6	12/20/24	$1,701,390	$1,721,550	$20,160

Total Futures Contracts.			$1,701,390	$1,721,550	$20,160

As of October 31, 2024, the value of Rule 144A securities amounted to $14,395,523 or 5.4% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$7,084,630	—	—	$7,084,630
Chile	—	$541,216	—	541,216
China	3,230,043	60,992,499	$36,249	64,258,791
Colombia	137,432	—	—	137,432
Greece	—	1,323,300	—	1,323,300
Hong Kong	—	29,813	5,322	35,135
India	971,567	60,792,098	—	61,763,665
Indonesia	—	4,939,624	5,775	4,945,399
Kuwait	—	1,656,359	—	1,656,359
Malaysia	—	5,341,409	—	5,341,409
Mexico	4,586,979	428,175	—	5,015,154
Philippines	—	1,656,896	16,685	1,673,581
Poland	—	2,710,102	—	2,710,102
Qatar	—	1,742,053	—	1,742,053
Saudi Arabia	—	9,997,945	—	9,997,945
South Africa	512,223	7,331,553	—	7,843,776
South Korea	8,865	28,033,841	18,132	28,060,838
Taiwan	34,847	49,199,133	3,403	49,237,383
Thailand	2,602,001	2,328,888	—	4,930,889
Turkey	—	2,627,470	—	2,627,470
United Arab Emirates	—	3,971,980	14,882	3,986,862
Preferred Stocks
Brazil	1,057,477	—	—	1,057,477
Colombia	40,359	—	—	40,359
Rights/Warrants
Brazil	—	116	—	116
China	—	357	—	357
Malaysia	1,488	—	—	1,488
Taiwan	—	2,472	—	2,472
Thailand	846	2,679	—	3,525
Securities Lending Collateral	—	1,500,930	—	1,500,930

Total Investments in Securities	$20,268,757	$247,150,908	$100,448<>	$267,520,113

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$20,160	—	—	$20,160

Total Financial Instruments	$20,160	—	—	$20,160

** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (4.1%)
	AES Brasil Energia SA	45,006	$63,139
*	Allianca Saude e Participacoes SA	5,000	13,199
	Allied Tecnologia SA	24,510	32,180
	Allos SA	64,784	247,890
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	1,854
	Alupar Investimento SA	31,176	158,229
	Ambev SA (ABEV US), ADR	112,647	245,570
	Ambev SA (ABEV3 BZ)	66,900	146,278
*	Anima Holding SA	108,400	47,816
	Armac Locacao Logistica E Servicos SA	10,500	13,568
*	Atacadao SA	175,900	227,904
	Auren Energia SA	67,287	119,305
	Azzas 2154 SA	29,403	209,755
	B3 SA - Brasil Bolsa Balcao	250,800	460,741
	Banco Bradesco SA (BBDC3 BZ)	84,330	185,847
	Banco BTG Pactual SA	43,569	245,094
	Banco do Brasil SA	230,574	1,050,185
	Banco Santander Brasil SA	23,400	110,100
	BB Seguridade Participacoes SA	85,873	509,067
	Bemobi Mobile Tech SA	17,969	47,931
*	Blau Farmaceutica SA	12,000	31,137
	Boa Safra Sementes SA	25,164	54,194
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,400	58,662
	Brava Energia	30,102	88,419
*	BRF SA	53,609	243,243
	Brisanet Participacoes SA	52,808	28,318
*	C&A Modas SA	59,600	134,337
	Caixa Seguridade Participacoes SA	12,631	31,463

		Shares	Value»
BRAZIL — (Continued)
	Camil Alimentos SA	32,300	$44,140
	CCR SA	160,919	340,995
	Centrais Eletricas Brasileiras SA	78,189	513,560
*	Cia Brasileira de Aluminio	46,442	46,756
*	Cia Brasileira de Distribuicao	61,773	32,057
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	1,488	23,644
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,000	445,993
	Cia de Saneamento de Minas Gerais Copasa MG	42,800	170,655
	Cia De Sanena Do Parana (SAPR11 BZ)	64,800	302,652
	Cia De Sanena Do Parana (SAPR3 BZ)	37,900	33,764
	Cia Energetica de Minas Gerais (CMIG3 BZ)	44,113	110,723
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	91,029	137,152
	Cia Siderurgica Nacional SA (CSNA3 BZ)	283,720	577,658
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,507	58,154
	CM Hospitalar SA	20,100	7,197
*	Cogna Educacao SA	549,858	134,114
*	Construtora Tenda SA	37,336	96,942
	Cosan SA	135,939	277,950
	CPFL Energia SA	26,869	152,311
	Cruzeiro do Sul Educacional SA	66,400	38,019
	CSU Digital SA	7,400	22,657
	Cury Construtora e Incorporadora SA	37,800	159,808

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	93,500	$351,622
Ω	Desktop SA	33,500	77,189
	Dexco SA	147,031	210,593
*	Diagnosticos da America SA	39,079	17,914
	Dimed SA Distribuidora da Medicamentos	26,200	45,911
	Direcional Engenharia SA	17,967	97,218
	EcoRodovias Infraestrutura e Logistica SA	60,100	74,126
	Eletromidia SA	10,727	34,087
*	Embraer SA (EMBR3 BZ)	55,900	468,791
	Empreendimentos Pague Menos SA	79,446	39,442
	Energisa SA	53,891	402,255
*	Eneva SA	109,924	248,717
	Engie Brasil Energia SA	27,300	195,840
	Equatorial Energia SA	109,964	610,985
	Eternit SA	16,800	15,373
	Even Construtora e Incorporadora SA	35,200	36,717
	Ez Tec Empreendimentos e Participacoes SA	40,600	98,113
	Fleury SA	58,397	149,707
	Fras-Le SA	14,100	53,220
	Gerdau SA, Sponsored ADR	150,318	468,992
Ω	GPS Participacoes e Empreendimentos SA	50,952	150,364
	Grendene SA	62,656	57,661
*	Grupo Casas Bahia SA	17,290	12,322
	Grupo Mateus SA	104,294	136,752
	Grupo SBF SA	36,300	90,987
	Guararapes Confeccoes SA	24,500	35,981
*Ω	Hapvida Participacoes e Investimentos SA	715,614	435,738
*	Hidrovias do Brasil SA	134,853	73,481
	Hospital Mater Dei SA	8,501	6,250
	Hypera SA	42,800	163,622
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,515	51,369
	Iochpe Maxion SA	40,900	72,094

		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	36,400	$47,665
*	IRB-Brasil Resseguros SA	20,972	157,227
	Jalles Machado SA	50,249	52,762
	JBS SA	98,862	615,825
	JHSF Participacoes SA	116,000	89,093
	JSL SA	40,000	55,009
	Kepler Weber SA	31,400	55,132
	Klabin SA	186,619	673,402
	Lavvi Empreendimentos Imobiliarios SA	30,822	45,213
	Localiza Rent a Car SA	30,309	220,309
	LOG Commercial Properties e Participacoes SA	5,700	22,303
*	Log-in Logistica Intermodal SA	5,900	26,975
	Lojas Quero-Quero SA	118,258	58,915
	Lojas Renner SA	138,967	446,404
*Ω	LWSA SA	113,927	81,786
	M Dias Branco SA	16,221	70,177
*	Magazine Luiza SA	46,122	75,476
	Mahle Metal Leve SA	9,100	47,130
	Marcopolo SA	38,880	43,985
*	Marfrig Global Foods SA	96,765	262,631
	Melnick Even Desenvolvimento Imobiliario SA	39,400	24,263
	Mills Locacao Servicos e Logistica SA	40,945	74,369
*	Minerva SA	24,114	24,194
*	Moura Dubeux Engenharia SA	21,806	60,504
*	Movida Participacoes SA	69,509	72,143
*	MPM Corporeos SA	44,400	7,296
*	MRV Engenharia e Participacoes SA	118,876	142,300
*	Multilaser Industrial SA	89,400	25,053
	Multiplan Empreendimentos Imobiliarios SA	48,675	215,467
	Natura & Co. Holding SA	131,682	312,297
	Neoenergia SA	34,607	114,341
*	Oceanpact Servicos Maritimos SA	42,500	46,169

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Odontoprev SA	70,420	$133,996
*	Oncoclinicas do Brasil Servicos Medicos SA	32,229	25,645
*	Orizon Valorizacao de Residuos SA	10,956	87,881
	Pet Center Comercio e Participacoes SA	58,396	49,902
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	40,201	540,703
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	100,493	1,243,098
	Petroleo Brasileiro SA (PETR3 BZ)	581,302	3,927,703
	Petroreconcavo SA	67,239	197,498
	Plano & Plano Desenvolvimento Imobiliario SA	10,900	26,624
	Porto Seguro SA	35,600	234,936
	Positivo Tecnologia SA	23,400	25,946
	Priner Servicos Industriais SA	9,000	21,547
	PRIO SA	108,379	768,284
	Raia Drogasil SA	157,961	665,082
Ω	Rede D’Or Sao Luiz SA	18,017	91,504
	Romi SA	13,303	23,242
	Rumo SA	45,189	155,557
	Santos Brasil Participacoes SA	94,349	206,132
	Sao Martinho SA	67,500	295,646
#*	Sendas Distribuidora SA (ASAI US), ADR	4,104	26,676
*	Sendas Distribuidora SA (ASAI3 BZ)	174,439	226,011
*Ω	Ser Educacional SA	40,500	49,041
*	Serena Energia SA	63,603	91,318
*	Simpar SA	119,500	110,593
	SLC Agricola SA	42,282	124,413
	Smartfit Escola de Ginastica e Danca SA	32,534	122,968
	Suzano SA (SUZB3 BZ)	97,692	1,010,059
*	SYN prop e tech SA	15,700	22,949
	Tegma Gestao Logistica SA	11,300	57,703
	Telefonica Brasil SA (VIV US), ADR	13,442	122,457
	Telefonica Brasil SA (VIVT3 BZ)	15,663	142,625

	Shares	Value»
BRAZIL — (Continued)
TIM SA	104,148	$298,703
Transmissora Alianca de Energia Eletrica SA	68,000	411,936
Tres Tentos Agroindustrial SA	34,330	67,521
Trisul SA	19,800	18,119
Tupy SA	29,100	117,540
Ultrapar Participacoes SA (UGPA3 BZ)	116,726	421,804
Unifique Telecomunicacoes SA	50,200	33,606
Unipar Carbocloro SA	5,775	44,375
Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	27,878
Vale SA (VALE US), Sponsored ADR	525,488	5,622,722
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,500	109,880
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	98,482	107,155
Veste SA Estilo	8,910	15,413
Vibra Energia SA	245,391	947,028
Vittia Fertilizantes E Biologicos SA	7,585	7,230
Vivara Participacoes SA	13,400	59,271
Vulcabras SA	28,464	80,849
WEG SA	85,800	803,100
Wilson Sons SA	47,100	129,464
Wiz Co	25,600	25,729
YDUQS Participacoes SA	88,284	162,032
* Zamp SA	104,487	43,379

TOTAL BRAZIL		38,164,047

CHILE — (0.6%)
Aguas Andinas SA, Class A	511,470	146,012
Banco de Chile (BCH US), ADR	13,493	313,038
Banco de Chile (CHILE CI)	635,643	73,835
Banco de Credito e Inversiones SA	8,957	262,017

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAN CI)	3,095,430	$153,100
	Besalco SA	1,195	719
*	CAP SA	16,025	96,090
	Cencosud SA	196,058	403,462
	Cencosud Shopping SA	64,596	106,399
	Cia Cervecerias Unidas SA (CCU CI)	17,761	98,206
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	9,011	97,769
	Cia Sud Americana de Vapores SA	1,987,386	107,493
	Colbun SA	1,194,850	147,822
	Embotelladora Andina SA, ADR, Class B	11,273	196,263
	Empresa Nacional de Telecomunicaciones SA	68,680	224,211
	Empresas CMPC SA	164,642	262,212
	Empresas Copec SA	32,127	202,701
	Enel Americas SA (ENELAM CI)	2,037,005	190,642
	Enel Chile SA (ENELCHIL CI)	3,231,807	171,373
	Enel Chile SA (ENIC US), ADR	4,326	11,853
*	Engie Energia Chile SA	98,192	91,547
*	Falabella SA	26,254	94,034
	Forus SA	8,390	15,572
	Grupo Security SA	419,258	114,927
	Instituto de Diagnostico SA	5,352	8,497
	Inversiones Aguas Metropolitanas SA	126,993	94,209
	Inversiones La Construccion SA	9,209	71,729
	Multiexport Foods SA	50,860	10,317
	Parque Arauco SA	109,376	178,964
	Plaza SA	54,311	88,457
*	Ripley Corp. SA	271,846	77,668
	Salfacorp SA	228,414	135,897
	Sigdo Koppers SA	25,113	27,075
	SMU SA	1,153,002	177,881
	Sociedad Matriz SAAM SA	1,011,061	108,281
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,503	403,210
	SONDA SA	206,223	75,241

		Shares	Value»
	CHILE — (Continued)
	Vina Concha y Toro SA	129,359	$149,451

	TOTAL CHILE		5,188,174

	COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	33,508	66,252
	Bancolombia SA (BCOLO CB)	20,164	172,239
	Bancolombia SA (CIB US), Sponsored ADR	6,258	199,693
	Celsia SA ESP	42,996	36,727
	Cementos Argos SA	65,631	127,398
	Corp. Financiera Colombiana SA	39,993	136,285
	Grupo Argos SA	34,115	149,558
	Grupo Energia Bogota SA ESP	112,084	64,080
	Interconexion Electrica SA ESP	38,123	151,450
	Mineros SA	59,641	49,260

	TOTAL COLOMBIA		1,152,942

	CZECH REPUBLIC — (0.1%) CEZ AS	15,154	587,140
	Komercni Banka AS	7,643	264,098
Ω	Moneta Money Bank AS	45,673	227,750
	Philip Morris CR AS	87	60,763

	TOTAL CZECH REPUBLIC		1,139,751

	EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	25,667	39,719
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,836	203,818

	TOTAL EGYPT		243,537

	GREECE — (0.6%)
	Aegean Airlines SA	11,662	126,960
	Alpha Services & Holdings SA	295,861	445,664
	Athens Water Supply & Sewage Co. SA	5,637	35,563
	Autohellas Tourist & Trading SA	5,291	65,359

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	4,230	$60,771
	Ellaktor SA	24,740	47,850
	ElvalHalcor SA	14,320	27,068
	Eurobank Ergasias Services & Holdings SA, Class A	143,857	297,672
	Fourlis Holdings SA	9,989	40,057
	GEK Terna SA	16,475	310,941
	Hellenic Exchanges - Athens Stock Exchange SA	11,141	51,299
	Hellenic Telecommunications Organization SA	15,657	258,718
	Helleniq Energy Holdings SA	39,063	293,771
	Holding Co. ADMIE IPTO SA	22,822	58,969
	Ideal Holdings SA	3,864	25,572
#	Intracom Holdings SA	18,521	55,653
*	Intrakat Technical & Energy Projects SA	4,919	26,305
	Jumbo SA	10,382	277,092
	Kri-Kri Milk Industry SA	2,751	41,721
*	LAMDA Development SA	11,394	91,519
	Metlen Energy & Metals SA	12,888	452,774
	Motor Oil Hellas Corinth Refineries SA	18,732	400,032
	National Bank of Greece SA	60,448	473,593
	OPAP SA	15,228	260,172
	Piraeus Financial Holdings SA	56,799	214,009
	Piraeus Port Authority SA	1,874	56,584
	Public Power Corp. SA	17,612	231,554
	Quest Holdings SA	6,828	41,254
	Sarantis SA	3,315	39,673
	Terna Energy SA	5,811	125,240
	Thrace Plastics Holding & Co.	6,640	26,500
	Titan Cement International SA (TITC BB)	7,464	265,010
	Titan Cement International SA (TITC GA)	818	29,253

TOTAL GREECE			5,254,172

		Shares	Value»
HUNGARY — (0.2%)
*	4iG Nyrt	8,332	$17,834
	Magyar Telekom Telecommunications PLC	78,256	239,597
	MOL Hungarian Oil & Gas PLC	88,655	615,225
	Opus Global Nyrt	25,576	35,715
	OTP Bank Nyrt	24,274	1,208,505
	Richter Gedeon Nyrt	5,026	145,265

TOTAL HUNGARY			2,262,141

INDIA — (28.0%)
	360 ONE WAM Ltd.	16,522	212,766
*	3i Infotech Ltd.	54,738	18,217
	3M India Ltd.	519	222,763
	63 Moons Technologies Ltd.	5,294	35,932
	Aarti Drugs Ltd.	10,716	61,380
	Aarti Industries Ltd.	48,748	295,714
	Aarti Pharmalabs Ltd.	5,214	39,796
*	Aavas Financiers Ltd.	14,580	288,811
*	Abans Holdings Ltd.	4,673	20,631
	ABB India Ltd.	3,608	318,236
	ACC Ltd.	10,541	289,812
	Accelya Solutions India Ltd.	541	10,251
	Action Construction Equipment Ltd.	11,220	181,816
*	Adani Energy Solutions Ltd.	35,320	408,653
	Adani Enterprises Ltd.	7,902	276,535
*	Adani Green Energy Ltd.	4,062	76,962
	Adani Ports & Special Economic Zone Ltd.	72,354	1,180,546
*	Adani Power Ltd.	143,172	1,001,417
	Adani Total Gas Ltd.	17,877	152,395
*	Adani Wilmar Ltd.	12,828	52,695
	ADF Foods Ltd.	10,363	36,904
*	Aditya Birla Capital Ltd.	65,941	158,764
*	Aditya Birla Fashion & Retail Ltd.	30,741	112,444
	Aditya Birla Real Estate Ltd.	10,720	349,875
	Advanced Enzyme Technologies Ltd.	12,086	68,024
	Aegis Logistics Ltd.	36,061	342,725
*	Aether Industries Ltd.	2,265	22,857
*	Affle India Ltd.	1,032	18,790
	Agarwal Industrial Corp. Ltd.	1,078	13,817
	AGI Greenpac Ltd.	6,740	75,318

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ahluwalia Contracts India Ltd.	11,388	$143,566
	AIA Engineering Ltd.	8,952	412,545
	Ajanta Pharma Ltd.	13,477	488,862
	Ajmera Realty & Infra India Ltd.	2,861	30,671
	Akzo Nobel India Ltd.	2,487	130,714
	Alembic Ltd.	24,525	37,441
	Alembic Pharmaceuticals Ltd.	15,028	201,465
	Alicon Castalloy Ltd.	1,039	15,429
	Alkem Laboratories Ltd.	5,145	353,194
	Alkyl Amines Chemicals	1,586	39,512
*	Allcargo Gati Ltd.	4,856	5,625
*	Allcargo Logistics Ltd.	68,004	45,744
	Allcargo Terminals Ltd.	17,001	8,524
	Amara Raja Energy & Mobility Ltd.	41,788	688,194
*	Amber Enterprises India Ltd.	4,137	295,497
	Ambika Cotton Mills Ltd.	566	10,627
	Ambuja Cements Ltd.	42,447	292,854
	Amrutanjan Health Care Ltd.	1,487	13,472
	Anant Raj Ltd.	17,859	156,180
	Andhra Paper Ltd.	15,705	18,677
	Andhra Sugars Ltd.	11,068	13,845
	Angel One Ltd.	10,305	373,011
*Ω	Antony Waste Handling Cell Ltd.	4,977	47,771
	Anup Engineering Ltd.	3,082	126,806
	Apar Industries Ltd.	4,272	508,191
	Apcotex Industries Ltd.	4,995	23,193
	APL Apollo Tubes Ltd.	22,386	402,920
	Apollo Hospitals Enterprise Ltd.	9,155	761,039
	Apollo Micro Systems Ltd.	10,655	12,766
	Apollo Pipes Ltd.	1,408	8,785
	Apollo Tyres Ltd.	131,297	780,345
	Aptech Ltd.	8,574	17,860
*	Arman Financial Services Ltd.	970	17,217
	Arvind Fashions Ltd.	17,528	117,471
	Arvind Ltd.	52,540	232,390
	Arvind SmartSpaces Ltd.	2,067	23,085
	Asahi India Glass Ltd	20,819	185,643

		Shares	Value»
INDIA — (Continued)
*	Ashapura Minechem Ltd.	12,090	$34,169
	Ashiana Housing Ltd.	12,059	44,389
	Ashok Leyland Ltd.	348,212	862,085
*	Ashoka Buildcon Ltd.	64,274	181,705
*	Asian Granito India Ltd.	16,678	13,675
	Asian Paints Ltd.	37,067	1,286,882
*	Astec Lifesciences Ltd.	994	12,836
Ω	Aster DM Healthcare Ltd.	34,773	183,085
	Astra Microwave Products Ltd.	7,818	73,370
	Astral Ltd.	10,503	220,462
	AstraZeneca Pharma India Ltd.	1,253	112,749
*	Atul Auto Ltd.	3,257	23,530
	Atul Ltd.	2,510	234,588
Ω	AU Small Finance Bank Ltd.	38,297	279,329
	AurionPro Solutions Ltd.	3,408	66,754
	Aurobindo Pharma Ltd.	50,187	831,009
	Automotive Axles Ltd.	895	19,598
	Avadh Sugar & Energy Ltd.	5,515	40,688
	Avanti Feeds Ltd.	11,905	83,163
*Ω	Avenue Supermarts Ltd.	4,863	226,985
	Axis Bank Ltd. (AXSB IN)	276,448	3,822,007
*	AXISCADES Technologies Ltd.	1,290	7,636
	Bajaj Auto Ltd.	6,332	738,841
	Bajaj Consumer Care Ltd.	34,156	92,416
	Bajaj Finance Ltd.	26,048	2,129,965
	Bajaj Finserv Ltd.	32,962	682,933
*	Bajaj Hindusthan Sugar Ltd.	244,013	99,838
	Bajaj Holdings & Investment Ltd.	2,832	346,362
	Balaji Amines Ltd.	2,625	66,165
	Balkrishna Industries Ltd.	12,292	416,812
	Balmer Lawrie & Co. Ltd.	21,317	60,789
	Balrampur Chini Mills Ltd.	40,070	294,774
	Banco Products India Ltd.	8,436	72,767
Ω	Bandhan Bank Ltd.	206,965	446,936

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bank of Baroda	146,774	$438,720
	Bank of India	114,146	146,930
	Bank of Maharashtra	216,966	140,284
	Bannari Amman Sugars Ltd.	618	25,673
	BASF India Ltd.	2,157	197,088
	Bata India Ltd.	13,043	209,971
	Bayer CropScience Ltd.	3,826	301,122
	BCL Industries Ltd.	73,759	49,845
	BEML Ltd.	4,576	220,130
	Berger Paints India Ltd.	45,824	293,210
*	BF Utilities Ltd.	3,743	37,853
	Bhansali Engineering Polymers Ltd.	32,238	51,604
	Bharat Bijlee Ltd.	1,894	104,152
	Bharat Dynamics Ltd.	3,715	47,711
	Bharat Electronics Ltd.	335,340	1,132,966
	Bharat Forge Ltd.	39,686	664,705
	Bharat Heavy Electricals Ltd.	127,958	362,221
	Bharat Petroleum Corp. Ltd.	146,258	541,339
	Bharat Rasayan Ltd.	202	26,701
*	Bharat Wire Ropes Ltd.	13,157	37,182
	Bharti Airtel Ltd.	388,961	7,479,061
	Biocon Ltd.	59,895	224,564
	Birla Corp. Ltd.	9,164	126,722
	Birlasoft Ltd.	61,860	401,501
*	BL Kashyap & Sons Ltd.	22,188	21,298
*	Black Box Ltd.	11,229	64,668
	Bliss Gvs Pharma Ltd.	7,243	10,580
	BLS International Services Ltd.	24,853	117,597
	Blue Dart Express Ltd.	1,587	154,811
	Blue Star Ltd.	17,800	394,783
	BNP Paribas SA	4,516	6,832
	Bombay Burmah Trading Co.	9,166	301,329
	Bombay Dyeing & Manufacturing Co. Ltd.	24,952	69,125
*	Borosil Ltd.	2,575	13,510
*	Borosil Renewables Ltd.	3,713	19,669
*††	Borosil Scientific Ltd.	1,931	4,218
	Bosch Ltd.	358	148,879
	Brigade Enterprises Ltd.	10,430	146,367
*	Brightcom Group Ltd.	479,160	46,100

		Shares	Value»
INDIA — (Continued)
*	Britannia Industries Ltd.	12,424	$845,140
	BSE Ltd.	2,771	146,931
*	Camlin Fine Sciences Ltd.	20,902	25,914
	Can Fin Homes Ltd.	27,609	284,437
	Canara Bank	308,135	375,762
	Cantabil Retail India Ltd.	6,559	18,045
*	Capacit’e Infraprojects Ltd.	21,335	96,100
	Caplin Point Laboratories Ltd.	6,572	158,631
	Carborundum Universal Ltd.	18,343	299,671
	Care Ratings Ltd.	6,032	104,752
*	Cartrade Tech Ltd.	8,963	114,862
	Carysil Ltd.	6,728	63,910
	Castrol India Ltd.	116,644	290,122
	CCL Products India Ltd.	25,678	206,616
	CE Info Systems Ltd.	2,789	64,206
	Ceat Ltd.	9,442	313,854
	Central Depository Services India Ltd.	29,778	545,918
	Centum Electronics Ltd.	801	17,569
	Century Enka Ltd.	2,562	17,602
	Century Plyboards India Ltd.	16,941	170,714
	Cera Sanitaryware Ltd.	1,435	122,524
	CESC Ltd.	121,547	271,461
	CG Power & Industrial Solutions Ltd.	85,624	713,511
*	Chalet Hotels Ltd.	10,352	106,831
	Chambal Fertilisers & Chemicals Ltd.	74,239	425,723
*	Chemplast Sanmar Ltd.	1,811	10,230
	Chennai Petroleum Corp. Ltd.	10,451	79,304
*	Choice International Ltd.	12,531	76,985
	Cholamandalam Financial Holdings Ltd.	26,439	533,804
	Cholamandalam Investment & Finance Co. Ltd.	53,368	802,788
	CIE Automotive India Ltd.	47,423	278,531
	Cigniti Technologies Ltd.	6,835	114,686

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cipla Ltd.	70,166	$1,291,864
	City Union Bank Ltd.	109,495	227,946
	Clean Science & Technology Ltd.	4,548	82,493
	CMS Info Systems Ltd.	55,997	355,971
	Coal India Ltd.	110,711	594,505
Ω	Cochin Shipyard Ltd.	5,883	104,482
*Ω	Coffee Day Enterprises Ltd.	41,444	16,828
	Coforge Ltd.	8,234	740,141
	Colgate-Palmolive India Ltd.	18,868	687,916
	Computer Age Management Services Ltd.	12,203	642,968
	Confidence Petroleum India Ltd.	52,440	48,467
	Container Corp. of India Ltd.	28,378	284,309
	Control Print Ltd.	1,774	15,207
	Coromandel International Ltd.	32,201	637,401
	Cosmo First Ltd.	3,474	31,840
	CreditAccess Grameen Ltd.	23,742	276,033
	CRISIL Ltd.	5,200	339,202
	Crompton Greaves Consumer Electricals Ltd.	136,720	637,638
*	CSB Bank Ltd.	20,769	77,572
	Cummins India Ltd.	11,614	481,075
	Cupid Ltd.	38,721	37,159
	Cyient Ltd.	29,143	631,986
Ω	D.P. Abhushan Ltd.	1,177	24,711
	Dabur India Ltd.	49,630	318,981
	Dalmia Bharat Ltd.	13,523	295,204
	Dalmia Bharat Sugar & Industries Ltd.	2,751	15,004
	Datamatics Global Services Ltd.	3,423	23,717
	DB Corp. Ltd.	20,802	79,739
	DCB Bank Ltd.	65,892	95,639
	DCM Shriram Industries Ltd.	16,478	35,325
	DCM Shriram Ltd.	9,594	119,115
	DCW Ltd.	71,384	85,831
	Deep Industries Ltd.	7,024	40,265
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	23,988	354,123
	Deepak Nitrite Ltd.	9,317	292,448
*	Delhivery Ltd.	71,343	301,580
	Delta Corp. Ltd.	30,113	41,604

		Shares	Value»
INDIA — (Continued)
*	DEN Networks Ltd.	40,999	$23,338
*	Dhampur Sugar Mills Ltd.	7,837	18,170
*	Dhani Services Ltd.	66,583	45,239
*	Dhanlaxmi Bank Ltd.	50,426	20,930
	Dhanuka Agritech Ltd.	5,023	94,141
Ω	Dilip Buildcon Ltd.	13,104	78,112
*	Dish TV India Ltd.	358,515	55,010
*	Dishman Carbogen Amcis Ltd.	22,821	52,528
	Divi’s Laboratories Ltd.	4,121	287,302
	Dixon Technologies India Ltd.	6,127	1,025,018
	DLF Ltd.	46,425	451,200
	Dodla Dairy Ltd.	702	9,833
	Dollar Industries Ltd.	4,851	29,473
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	15,852	1,171,463
Ω	Dr. Lal PathLabs Ltd.	9,076	337,111
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	36,440	551,097
	Dreamfolks Services Ltd.	4,123	22,283
*	Dwarikesh Sugar Industries Ltd.	44,807	33,366
	Dynamatic Technologies Ltd.	811	73,040
	eClerx Services Ltd.	8,402	289,824
	Edelweiss Financial Services Ltd.	154,583	201,311
	Eicher Motors Ltd.	14,978	872,005
	EID Parry India Ltd.	35,112	335,324
	EIH Associated Hotels	4,986	21,645
	EIH Ltd.	35,396	152,157
	Eimco Elecon India Ltd.	585	18,165
	Elecon Engineering Co. Ltd.	21,384	146,358
	Electrosteel Castings Ltd.	97,469	189,206
	Elgi Equipments Ltd.	41,689	329,175
	Emami Ltd.	54,811	459,374
	eMudhra Ltd.	4,769	51,336
Ω	Endurance Technologies Ltd.	10,454	294,391
	Engineers India Ltd.	70,927	163,291
	Epigral Ltd.	4,213	106,108
	EPL Ltd.	49,568	157,981
*	Equinox India Developments Ltd.	121,053	158,338

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Equitas Small Finance Bank Ltd.	67,604	$55,852
*Ω	Eris Lifesciences Ltd.	15,361	239,628
	ESAB India Ltd.	1,172	90,331
	Escorts Kubota Ltd.	4,267	190,947
*	Ethos Ltd.	693	24,130
	Eveready Industries India Ltd.	7,868	37,657
	Everest Kanto Cylinder Ltd.	5,871	12,790
	Excel Industries Ltd.	960	17,174
	Exide Industries Ltd.	58,044	312,973
*	Expleo Solutions Ltd.	1,465	21,276
	Fairchem Organics Ltd.	1,304	15,323
*	FDC Ltd.	14,480	94,568
	Federal Bank Ltd.	306,017	741,573
*	Federal-Mogul Goetze India Ltd.	2,297	10,825
	FIEM Industries Ltd.	3,733	68,045
	Filatex India Ltd.	49,369	35,351
	Fine Organic Industries Ltd.	2,794	161,700
	Fineotex Chemical Ltd.	10,922	48,465
*	Fino Payments Bank Ltd.	5,877	26,631
	Finolex Cables Ltd.	16,921	245,034
	Finolex Industries Ltd.	67,067	242,635
	Firstsource Solutions Ltd.	119,348	481,602
	Force Motors Ltd.	2,195	202,672
	Fortis Healthcare Ltd.	65,375	490,825
*	FSN E-Commerce Ventures Ltd.	57,901	124,843
*	Fusion Finance Ltd.	13,603	34,999
*	G R Infraprojects Ltd.	543	10,366
	Gabriel India Ltd.	23,489	126,728
	GAIL India Ltd. (GAIL IN)	254,684	603,468
	Galaxy Surfactants Ltd.	3,415	119,201
*	Ganesh Benzoplast Ltd.	5,431	9,018
	Ganesh Housing Corp. Ltd.	4,459	56,460
	Ganesha Ecosphere Ltd.	3,099	77,855
	Garware Hi-Tech Films Ltd.	1,425	68,593
	Garware Technical Fibres Ltd.	2,555	122,842
	Gateway Distriparks Ltd.	114,270	119,414

		Shares	Value»
INDIA — (Continued)
*	GE T&D India Ltd.	6,995	$147,129
*	Genesys International Corp. Ltd.	3,296	30,418
	Geojit Financial Services Ltd.	27,101	40,775
	GHCL Ltd.	30,505	214,857
	GHCL Textiles Ltd.	31,467	39,180
	GIC Housing Finance Ltd.	8,238	20,633
	Gillette India Ltd.	1,807	213,994
*Ω	Gland Pharma Ltd.	9,154	179,592
	GlaxoSmithKline Pharmaceuticals Ltd.	6,838	220,115
	Glenmark Pharmaceuticals Ltd.	44,003	887,558
*	Global Health Ltd.	23,294	306,095
	Globus Spirits Ltd.	4,412	55,328
	GMM Pfaudler Ltd.	8,255	136,913
*	GMR Airports Infrastructure Ltd.	340,203	319,154
	GNA Axles Ltd.	4,936	23,538
*	Go Fashion India Ltd.	2,306	31,613
	GOCL Corp. Ltd.	4,202	20,500
	Godawari Power & Ispat Ltd.	92,050	211,500
	Godfrey Phillips India Ltd.	1,933	151,902
Ω	Godrej Agrovet Ltd.	9,408	79,730
	Godrej Consumer Products Ltd.	31,975	487,577
*	Godrej Industries Ltd.	10,924	135,049
*	Godrej Properties Ltd.	9,866	336,708
	Gokaldas Exports Ltd.	9,207	98,665
	Goldiam International Ltd.	5,450	22,905
	Goodluck India Ltd.	5,071	56,291
	Goodyear India Ltd.	1,541	18,663
	Granules India Ltd.	47,771	324,265
	Graphite India Ltd.	20,049	125,601
	Grasim Industries Ltd.	20,874	670,400
	Grauer & Weil India Ltd.	18,916	22,820
	Gravita India Ltd.	5,805	145,168
	Great Eastern Shipping Co. Ltd.	45,762	699,221
	Greaves Cotton Ltd.	25,792	56,615
	Greenlam Industries Ltd.	9,178	57,010
	Greenpanel Industries Ltd.	18,363	84,807
	Greenply Industries Ltd.	18,464	76,215

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Grindwell Norton Ltd.	9,626	$255,984
	Gufic Biosciences Ltd.	6,226	32,467
	Gujarat Alkalies & Chemicals Ltd.	6,420	65,220
	Gujarat Ambuja Exports Ltd.	37,602	59,356
	Gujarat Fluorochemicals Ltd.	2,262	115,500
	Gujarat Gas Ltd.	16,944	104,841
	Gujarat Industries Power Co. Ltd.	12,026	29,733
	Gujarat Mineral Development Corp. Ltd.	29,266	128,006
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,830	184,637
	Gujarat Pipavav Port Ltd.	94,564	222,662
	Gujarat State Fertilizers & Chemicals Ltd.	73,233	181,106
	Gujarat State Petronet Ltd.	124,444	574,141
	Gulf Oil Lubricants India Ltd.	5,653	79,659
	Happiest Minds Technologies Ltd.	9,515	86,265
Ω	Harsha Engineers Ltd.	6,012	36,067
*	Hathway Cable & Datacom Ltd.	165,081	37,991
	Hatsun Agro Product Ltd.	13,831	179,164
	Havells India Ltd.	22,028	429,374
	HBL Power Systems Ltd.	24,417	161,968
	HCL Technologies Ltd.	136,682	2,870,462
Ω	HDFC Asset Management Co. Ltd.	15,327	782,231
	HDFC Bank Ltd.	391,511	8,040,904
Ω	HDFC Life Insurance Co. Ltd.	32,049	273,690
*	HealthCare Global Enterprises Ltd.	12,254	65,412
	HEG Ltd.	22,280	114,513
	HeidelbergCement India Ltd.	16,155	44,270
	Heritage Foods Ltd.	14,554	90,966
	Hero MotoCorp Ltd. (HMCL IN)	22,848	1,348,195

		Shares	Value»
INDIA — (Continued)
*	Heubach Colorants India Ltd.	936	$6,039
	HFCL Ltd.	183,391	262,785
	HG Infra Engineering Ltd.	7,218	115,912
	Hikal Ltd.	13,768	62,108
	HIL Ltd.	1,452	47,563
	Himadri Speciality Chemical Ltd.	46,780	318,817
*	Himatsingka Seide Ltd.	19,970	40,104
	Hindalco Industries Ltd.	166,488	1,347,111
	Hinduja Global Solutions Ltd.	1,622	15,123
	Hindustan Aeronautics Ltd.	19,100	962,800
*	Hindustan Construction Co. Ltd.	224,275	107,851
	Hindustan Copper Ltd.	70,973	246,340
*	Hindustan Foods Ltd.	4,451	32,249
*	Hindustan Oil Exploration Co. Ltd.	19,694	48,076
	Hindustan Petroleum Corp. Ltd.	137,394	623,049
	Hindustan Unilever Ltd.	36,300	1,089,282
	Hindware Home Innovation Ltd.	8,723	31,151
	Hitachi Energy India Ltd.	1,062	173,678
	HI-Tech Pipes Ltd.	22,958	49,299
	Hle Glascoat Ltd.	660	2,911
*	HLV Ltd.	62,159	13,900
Ω	Home First Finance Co. India Ltd.	9,629	134,808
	Honda India Power Products Ltd.	994	44,187
	Honeywell Automation India Ltd.	64	34,808
	HPL Electric & Power Ltd.	5,456	33,867
	Huhtamaki India Ltd.	6,976	23,676
	I G Petrochemicals Ltd.	1,965	13,318
	ICICI Bank Ltd. (IBN US), Sponsored ADR	132,772	4,037,597
	ICICI Bank Ltd. (ICICIBC IN)	325,556	5,003,737
Ω	ICICI Lombard General Insurance Co. Ltd.	10,163	231,050
Ω	ICICI Prudential Life Insurance Co. Ltd.	19,106	168,209

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	ICICI Securities Ltd.	13,101	$135,368
	ICRA Ltd.	321	27,165
*	IDFC First Bank Ltd.	1,093,902	856,135
*	IFB Industries Ltd.	3,726	68,251
*	IFCI Ltd.	160,480	109,575
	Igarashi Motors India Ltd.	1,653	14,286
	IIFL Finance Ltd.	85,420	444,224
	IIFL Securities Ltd.	34,849	156,591
*	Imagicaaworld Entertainment Ltd.	25,067	22,800
*	India Cements Ltd.	37,550	162,106
	India Glycols Ltd.	3,592	51,270
	India Nippon Electricals Ltd.	1,312	10,968
	India Power Corp. Ltd.	54,677	11,595
	Indian Bank	37,174	260,374
Ω	Indian Energy Exchange Ltd.	115,384	242,812
	Indian Hotels Co. Ltd.	80,334	643,881
	Indian Hume Pipe Co. Ltd.	2,210	11,687
	Indian Metals & Ferro
	Alloys Ltd.	9,165	73,734
	Indian Oil Corp. Ltd.	174,523	294,695
	Indian Railway Catering & Tourism Corp. Ltd.	33,639	328,127
Ω	Indian Railway Finance Corp. Ltd.	197,902	364,097
	Indigo Paints Ltd.	2,947	57,380
	Indo Count Industries Ltd.	31,572	145,119
	Indoco Remedies Ltd.	7,909	29,142
	Indraprastha Gas Ltd.	40,267	200,761
	Indraprastha Medical Corp. Ltd.	10,550	50,485
*	Indus Towers Ltd.	197,486	796,959
	IndusInd Bank Ltd.	43,879	548,639
	Infibeam Avenues Ltd.	303,903	104,525
	Info Edge India Ltd.	5,547	488,713
	Infosys Ltd. (INFO IN)	391,703	8,199,253
#	Infosys Ltd. (INFY US), Sponsored ADR	115,332	2,411,592
	Ingersoll Rand India Ltd.	2,055	105,089
*	Inox Wind Ltd.	66,984	176,549
	Insecticides India Ltd.	3,433	34,930
	Intellect Design Arena Ltd.	18,003	156,457
*Ω	InterGlobe Aviation Ltd.	14,672	704,322

		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	8,289	$39,250
	ION Exchange India Ltd.	18,554	155,353
	Ipca Laboratories Ltd.	13,670	258,594
	IRB Infrastructure
	Developers Ltd.	235,651	145,106
Ω	IRCON International Ltd.	88,303	227,299
	ISGEC Heavy Engineering Ltd.	7,821	125,286
	ITC Ltd.	456,033	2,648,289
	ITD Cementation India Ltd.	24,738	166,177
	J Kumar Infraprojects Ltd.	17,006	159,888
*	Jagran Prakashan Ltd.	13,332	14,204
*	Jai Balaji Industries Ltd.	5,638	72,740
	Jai Corp. Ltd.	16,269	63,956
*	Jaiprakash Associates Ltd.	258,353	22,833
*	Jaiprakash Power Ventures Ltd.	691,092	149,155
	Jammu & Kashmir Bank Ltd.	132,831	157,821
	Jamna Auto Industries Ltd.	90,511	120,431
	Jash Engineering Ltd.	7,090	42,731
	JB Chemicals & Pharmaceuticals Ltd.	19,661	454,408
	JBM Auto Ltd.	6,523	124,718
	Jindal Drilling & Industries Ltd.	1,939	15,479
	Jindal Saw Ltd.	98,340	368,102
	Jindal Stainless Ltd.	86,567	689,987
	Jindal Steel & Power Ltd.	66,316	722,579
	Jindal Worldwide Ltd.	1,700	6,243
*	Jio Financial Services Ltd.	198,566	758,772
*	JITF Infralogistics Ltd.	2,907	27,963
	JK Cement Ltd.	9,278	473,368
	JK Lakshmi Cement Ltd.	25,616	246,079
	JK Paper Ltd.	33,500	182,502
	JK Tyre & Industries Ltd.	49,724	232,854
	JM Financial Ltd.	112,696	185,740
	JSW Energy Ltd.	28,989	233,912
	JSW Steel Ltd.	108,964	1,244,104
	JTEKT India Ltd.	15,736	32,359

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks Ltd.	69,221	$471,276
	Jubilant Ingrevia Ltd.	19,378	164,138
	Jubilant Pharmova Ltd.	17,673	252,106
	Jupiter Wagons Ltd.	21,860	133,638
*	Just Dial Ltd.	7,225	97,288
	Jyothy Labs Ltd.	44,807	276,720
*	Jyoti Structures Ltd.	92,187	40,098
	Kajaria Ceramics Ltd.	25,607	365,119
	Kalpataru Projects International Ltd.	29,030	440,329
	Kalyan Jewellers India Ltd.	26,753	208,249
	Kalyani Steels Ltd.	7,935	74,593
	Kamdhenu Ltd.	3,380	19,534
	Kansai Nerolac Paints Ltd.	36,356	122,931
	Karnataka Bank Ltd.	73,287	187,976
	Karur Vysya Bank Ltd.	145,758	389,666
	Kaveri Seed Co. Ltd.	6,854	74,911
	KCP Ltd.	20,756	53,112
	KDDL Ltd.	1,077	33,246
	KEC International Ltd.	21,609	254,225
	KEI Industries Ltd.	8,415	403,665
*	Kellton Tech Solutions Ltd.	16,362	27,181
	Kennametal India Ltd.	1,194	42,538
*	Kesoram Industries Ltd.	7,281	18,243
	Kewal Kiran Clothing Ltd.	3,939	29,997
*	Kiri Industries Ltd.	7,934	36,715
	Kirloskar Brothers Ltd.	7,218	164,711
*	Kirloskar Electric Co. Ltd.	4,854	11,360
	Kirloskar Ferrous Industries Ltd.	15,358	115,223
	Kirloskar Industries Ltd.	211	12,067
	Kirloskar Oil Engines Ltd.	29,606	401,231
	Kirloskar Pneumatic Co. Ltd.	7,339	146,494
	Kitex Garments Ltd.	7,294	50,477
	KNR Constructions Ltd.	64,883	228,025
	Kolte-Patil Developers Ltd.	5,002	21,861
	Kopran Ltd.	4,253	14,502
	Kotak Mahindra Bank Ltd.	72,441	1,491,439

		Shares	Value»
INDIA — (Continued)
	Kovai Medical Center & Hospital	1,289	$81,517
Ω	KPI Green Energy Ltd.	13,538	124,636
	KPIT Technologies Ltd.	30,638	505,041
	KPR Mill Ltd.	24,840	273,954
	KRBL Ltd.	14,165	48,842
*Ω	Krishna Institute of Medical Sciences Ltd.	51,976	336,941
	Krsnaa Diagnostics Ltd.	5,375	60,171
	KSB Ltd.	11,795	112,252
	Ksolves India Ltd.	975	11,034
	L&T Finance Ltd.	133,141	231,398
Ω	L&T Technology Services Ltd.	5,334	312,119
	LA Opala RG Ltd.	12,695	51,072
	Larsen & Toubro Ltd.	48,692	2,090,752
*	Latent View Analytics Ltd.	3,849	20,913
Ω	Laurus Labs Ltd.	105,933	617,496
	Laxmi Organic Industries Ltd.	15,949	51,401
*Ω	Lemon Tree Hotels Ltd.	92,927	129,717
	LG Balakrishnan & Bros Ltd.	8,877	138,911
	LIC Housing Finance Ltd.	102,753	769,993
	Lincoln Pharmaceuticals Ltd.	1,750	14,048
	Linde India Ltd.	1,562	141,813
	Lloyds Engineering Works Ltd.	123,382	108,550
*	Lloyds Metals & Energy Ltd.	11,328	130,605
	LMW Ltd.	607	120,819
	LT Foods Ltd.	50,932	235,930
Ω	LTIMindtree Ltd.	9,734	656,763
	Lumax Auto Technologies Ltd.	10,473	64,671
	Lumax Industries Ltd.	289	8,430
	Lupin Ltd.	28,998	755,157
	LUX Industries Ltd.	2,047	47,794
	Mahanagar Gas Ltd.	11,517	196,905
	Maharashtra Scooters Ltd.	806	99,627
	Maharashtra Seamless Ltd.	14,201	105,191
	Mahindra & Mahindra Financial Services Ltd.	83,178	266,072

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	66,601	$2,168,640
*	Mahindra Holidays & Resorts India Ltd.	21,210	95,979
	Mahindra Lifespace Developers Ltd.	18,796	110,218
Ω	Mahindra Logistics Ltd.	11,392	55,387
	Maithan Alloys Ltd.	2,775	33,923
*	Man Industries India Ltd.	7,228	27,356
	Man Infraconstruction Ltd.	40,245	93,053
	Manali Petrochemicals Ltd.	23,060	19,563
	Manappuram Finance Ltd.	255,750	475,445
	Mangalam Cement Ltd.	4,272	42,289
	Mangalore Refinery & Petrochemicals Ltd.	44,923	78,890
	Marico Ltd.	79,868	609,691
	Marksans Pharma Ltd.	53,502	184,153
	Maruti Suzuki India Ltd.	9,801	1,290,398
Ω	MAS Financial Services Ltd.	19,750	68,351
	Mastek Ltd.	5,662	193,118
Ω	Matrimony.com Ltd.	2,964	28,107
*	Max Financial Services Ltd.	13,307	202,915
	Max Healthcare Institute Ltd.	48,476	583,676
*	Max India Ltd.	2,059	6,611
	Mayur Uniquoters Ltd.	4,990	36,411
	Mazagon Dock Shipbuilders Ltd.	2,480	119,815
Ω	Medi Assist Healthcare Services Ltd.	6,999	51,338
*	Medplus Health Services Ltd.	4,804	38,026
*	Meghmani Organics Ltd.	43,907	52,080
Ω	Metropolis Healthcare Ltd.	8,621	218,670
	Minda Corp. Ltd.	24,916	151,886
Ω	Mishra Dhatu Nigam Ltd.	10,136	40,064
	MM Forgings Ltd.	7,351	42,568
	MOIL Ltd.	28,751	112,179
	Monte Carlo Fashions Ltd.	2,815	26,043
*	Morepen Laboratories Ltd.	119,593	113,069

		Shares	Value»
INDIA — (Continued)
	Motherson Sumi Wiring India Ltd.	474,950	$354,360
	Motilal Oswal Financial Services Ltd.	43,992	492,102
	Mphasis Ltd.	17,358	592,475
	MPS Ltd.	1,629	41,354
	MRF Ltd.	560	812,433
	Mrs Bectors Food Specialities Ltd.	8,853	198,662
	MSTC Ltd.	8,488	67,175
	Muthoot Finance Ltd.	27,408	623,153
	Narayana Hrudayalaya Ltd.	19,535	294,524
	Natco Pharma Ltd.	30,621	507,415
	National Aluminium Co. Ltd.	136,142	366,756
	National Fertilizers Ltd.	41,926	55,374
	Nava Ltd.	22,659	259,645
	Navin Fluorine International Ltd.	4,418	174,509
*Ω	Navkar Corp. Ltd.	16,746	26,789
	Navneet Education Ltd.	25,486	43,715
*	Nazara Technologies Ltd.	4,289	47,755
	NBCC India Ltd.	168,711	193,900
	NCC Ltd.	134,849	476,032
	NCL Industries Ltd.	4,952	12,105
*	Nectar Lifesciences Ltd.	33,331	14,889
	NELCO Ltd.	2,016	21,862
	Neogen Chemicals Ltd.	940	24,024
	NESCO Ltd.	7,240	85,155
	Nestle India Ltd.	31,803	855,489
	Neuland Laboratories Ltd.	2,199	384,022
	Newgen Software Technologies Ltd.	11,145	169,588
	NHPC Ltd.	295,959	289,201
	NIIT Learning Systems Ltd.	15,882	82,344
	NIIT Ltd.	15,882	29,193
	Nilkamal Ltd.	1,454	33,699
Ω	Nippon Life India Asset Management Ltd.	30,293	254,162
	Nitin Spinners Ltd.	11,677	57,736
	NLC India Ltd.	42,040	128,041
	NMDC Ltd.	272,803	715,890
*††	NMDC Steel Ltd.	42,663	23,956
	NOCIL Ltd.	23,167	79,715
	Novartis India Ltd.	1,627	20,587
	NRB Bearings Ltd.	18,793	56,964

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NTPC Ltd.	273,751	$1,324,506
	Nucleus Software Exports Ltd.	3,278	46,272
*	Nuvama Wealth Management Ltd.	1,267	104,848
	Oberoi Realty Ltd.	13,323	312,508
	Odigma Consultancy Solutions	3,414	5,167
	Oil & Natural Gas Corp. Ltd.	204,601	647,316
	Oil India Ltd.	68,992	385,440
	One 97 Communications Ltd.	38,020	341,071
*	OnMobile Global Ltd.	11,261	10,779
	Oracle Financial Services Software Ltd.	3,083	399,117
*	Orchid Pharma Ltd.	4,647	80,249
	Orient Cement Ltd.	37,931	155,781
	Orient Electric Ltd.	33,341	97,463
*	Orient Green Power Co. Ltd.	212,836	47,806
	Orient Paper & Industries Ltd.	20,996	10,544
††	Oriental Carbon & Chemicals Ltd.	4,345	4,734
	Oriental Hotels Ltd.	10,009	21,614
*	Orissa Minerals Development Co. Ltd.	311	29,535
	Page Industries Ltd.	1,114	568,003
	Paisalo Digital Ltd.	187,170	103,511
	Pakka Ltd.	7,018	23,781
	Panama Petrochem Ltd.	9,000	40,421
*Ω	Parag Milk Foods Ltd.	10,789	26,608
*	Paramount Communications Ltd.	27,121	23,104
	Patanjali Foods Ltd.	10,446	221,875
*	Patel Engineering Ltd.	95,981	58,314
*	PB Fintech Ltd.	10,016	201,279
*	PC Jeweller Ltd.	40,835	76,182
	PCBL Ltd.	56,134	273,044
	PDS Ltd.	9,359	62,894
	Pearl Global Industries Ltd.	5,093	58,300
*	Peninsula Land Ltd.	30,888	17,946
*	Pennar Industries Ltd.	47,194	108,928
	Persistent Systems Ltd.	15,793	1,005,470
	Petronet LNG Ltd.	213,338	844,633
	Pfizer Ltd.	2,848	172,575

		Shares	Value»
INDIA — (Continued)
*	PG Electroplast Ltd.	18,237	$138,091
	Phoenix Mills Ltd.	15,566	281,527
	PI Industries Ltd.	9,433	501,722
	Pidilite Industries Ltd.	11,653	435,425
	Piramal Enterprises Ltd.	33,116	415,727
	Piramal Pharma Ltd.	151,046	478,863
	Pitti Engineering Ltd.	4,934	74,999
	PIX Transmissions Ltd.	1,966	37,468
*	PNB Gilts Ltd.	7,878	11,014
	PNC Infratech Ltd.	52,336	196,812
	Pokarna Ltd.	4,005	51,610
	Poly Medicure Ltd.	7,391	252,783
	Polycab India Ltd.	4,821	369,671
	Polyplex Corp. Ltd.	4,164	56,545
	Poonawalla Fincorp Ltd.	48,346	217,553
	Power Finance Corp. Ltd.	320,262	1,721,473
	Power Grid Corp. of India Ltd.	294,905	1,121,814
	Power Mech Projects Ltd.	5,372	188,472
	Praj Industries Ltd.	35,914	314,259
*	Prakash Industries Ltd.	26,258	51,888
	Prakash Pipes Ltd.	5,045	32,941
Ω	Prataap Snacks Ltd.	1,186	14,946
	Precision Wires India Ltd.	22,432	50,932
	Premier Explosives Ltd. (PRE IN)	3,730	19,871
	Prestige Estates Projects Ltd.	14,264	277,525
*	Pricol Ltd.	21,223	121,659
*	Prime Focus Ltd.	2,256	3,583
*	Prince Pipes & Fittings Ltd.	11,577	64,977
*	Prism Johnson Ltd.	30,954	70,620
	Privi Speciality Chemicals Ltd.	1,862	38,113
	Procter & Gamble Health Ltd.	2,054	128,241
	Procter & Gamble Hygiene & Health Care Ltd.	1,157	225,365
*	PSP Projects Ltd.	3,427	24,526
*	PTC India Financial Services Ltd.	96,521	49,994
	PTC India Ltd.	75,493	163,248
	Punjab National Bank	163,804	190,550
	Puravankara Ltd.	12,185	60,663
Ω	Quess Corp. Ltd.	18,634	159,937

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	R Systems International Ltd.	8,476	$49,229
	Radico Khaitan Ltd.	4,741	134,084
	Rail Vikas Nigam Ltd.	26,708	148,731
*	Rain Industries Ltd.	75,026	143,624
*	Rajesh Exports Ltd.	12,610	38,509
	Rajratan Global Wire Ltd.	2,448	15,660
	Rallis India Ltd.	24,132	97,565
	Ram Ratna Wires Ltd.	2,398	17,060
	Ramco Cements Ltd.	29,362	309,656
	Ramco Industries Ltd.	5,394	15,677
*	Ramco Systems Ltd.	3,049	14,248
	Ramkrishna Forgings Ltd.	25,820	280,759
*	Ramky Infrastructure Ltd.	6,437	47,988
	Rane Holdings Ltd.	1,643	36,374
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	97,051
	Ratnamani Metals & Tubes Ltd.	8,229	359,512
*	RattanIndia Power Ltd.	616,975	105,481
*	Raymond Lifestyle Ltd.	8,755	229,901
	Raymond Ltd.	10,944	212,233
Ω	RBL Bank Ltd.	146,811	293,031
	REC Ltd.	235,970	1,457,058
	Redington Ltd.	243,288	558,797
*	Redtape Ltd.	9,865	114,182
	Relaxo Footwears Ltd.	3,666	33,953
	Reliance Industrial Infrastructure Ltd.	2,313	30,677
	Reliance Industries Ltd.	82,855	1,312,496
Ω	Reliance Industries Ltd. (RIGD LI), GDR.	18,556	1,160,216
	Reliance Industries Ltd. (RIL IN)	82,855	1,310,052
Ω	Reliance Industries Ltd. (RLNIY US), GDR	44,787	2,803,666
*	Reliance Infrastructure Ltd.	42,098	139,574
*	Reliance Power Ltd.	859,155	433,410
*	Religare Enterprises Ltd.	30,166	88,364
	Repco Home Finance Ltd.	13,730	77,155
	Rico Auto Industries Ltd.	29,305	33,339
	RITES Ltd.	34,745	123,937
*	Rossari Biotech Ltd.	6,757	65,406

		Shares	Value»
INDIA — (Continued)
	Route Mobile Ltd.	7,759	$140,592
	RPG Life Sciences Ltd.	1,090	32,518
*	RPSG Ventures Ltd.	2,983	36,659
	RSWM Ltd.	7,090	16,043
	Rupa & Co. Ltd.	6,647	20,585
	Safari Industries India Ltd.	6,447	169,670
	Sagar Cements Ltd.	16,267	43,284
	Saksoft Ltd.	9,541	25,810
Ω	Salasar Techno Engineering Ltd.	292,265	61,695
	Sammaan Capital Ltd.	110,112	188,201
	Samvardhana Motherson International Ltd.	415,782	891,832
	Sandhar Technologies Ltd.	7,498	43,408
	Sandur Manganese & Iron Ores Ltd.	7,041	37,421
	Sangam India Ltd.	2,725	12,746
*	Sanghi Industries Ltd.	9,371	9,123
	Sanghvi Movers Ltd.	13,506	64,236
*	Sanofi Consumer Healthcare India Ltd.	1,986	116,558
	Sanofi India Ltd.	1,986	161,427
Ω	Sansera Engineering Ltd.	10,054	182,542
*	Sapphire Foods India Ltd.	63,664	241,914
	Sarda Energy & Minerals Ltd.	24,759	132,492
	Saregama India Ltd.	17,350	110,653
	Sasken Technologies Ltd.	1,618	32,265
*	Satin Creditcare Network Ltd.	23,883	45,755
	Savita Oil Technologies Ltd.	9,160	58,556
	SBI Cards & Payment Services Ltd.	49,587	404,958
Ω	SBI Life Insurance Co. Ltd.	34,778	667,880
	Schaeffler India Ltd.	4,541	186,321
*	Schneider Electric Infrastructure Ltd.	14,360	132,487
*	SEAMEC Ltd.	1,670	27,305
*	Selan Exploration Technology Ltd.	935	9,977
*	SEPC Ltd.	269,736	83,107
*	Sequent Scientific Ltd.	34,183	73,598
	Seshasayee Paper & Boards Ltd.	12,371	45,451

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	SH Kelkar & Co. Ltd.	19,760	$67,875
*	Shaily Engineering Plastics Ltd.	3,877	46,142
	Shakti Pumps India Ltd.	1,980	105,834
	Shalby Ltd.	11,290	31,694
	Shankara Building Products Ltd.	2,930	17,197
	Shanthi Gears Ltd.	2,894	19,152
	Sharda Cropchem Ltd.	5,564	49,725
	Sharda Motor Industries Ltd.	1,820	48,345
	Share India Securities Ltd.	29,317	101,784
*	Sheela Foam Ltd.	4,459	44,007
*	Shilpa Medicare Ltd.	12,224	123,148
*	Shipping Corp. of India Land & Assets Ltd.	31,983	23,615
	Shipping Corp. of India Ltd.	58,874	150,963
	Shivalik Bimetal Controls Ltd.	5,487	42,898
*	Shoppers Stop Ltd.	9,312	74,220
	Shree Cement Ltd.	930	276,432
*	Shree Renuka Sugars Ltd.	139,074	71,160
	Shriram Finance Ltd.	48,147	1,788,154
	Shriram Pistons & Rings Ltd.	4,849	123,382
*	Shriram Properties Ltd.	16,754	21,413
	Shyam Metalics & Energy Ltd.	3,822	38,505
	Siemens Ltd.	2,953	244,946
*	SIS Ltd.	8,675	41,267
	Siyaram Silk Mills Ltd.	4,904	31,897
*	SJS Enterprises Ltd.	9,085	130,064
	SJVN Ltd.	99,106	132,714
	SKF India Ltd.	7,084	433,495
	Skipper Ltd.	4,348	27,926
*	SML ISUZU Ltd.	1,302	27,776
	Snowman Logistics Ltd.	32,939	26,578
	Sobha Ltd.	6,304	118,875
	Solar Industries India Ltd.	3,920	473,279
*	Solara Active Pharma Sciences Ltd.	5,397	49,757
	Somany Ceramics Ltd.	5,293	40,350
Ω	Sona Blw Precision Forgings Ltd.	21,102	171,636
	Sonata Software Ltd.	47,586	345,240
	South Indian Bank Ltd.	380,325	110,622

		Shares	Value»
INDIA — (Continued)
	SP Apparels Ltd.	1,832	$19,791
*	Spandana Sphoorty Financial Ltd.	5,962	28,962
	SRF Ltd.	23,106	613,608
*	Star Cement Ltd.	37,078	87,961
	State Bank of India (SBID LI), GDR	2,230	215,030
	State Bank of India (SBIN IN)	91,425	890,657
	State Bank of India (SBKFF US), GDR	14,169	1,368,725
	Steel Authority of India Ltd.	159,201	218,238
*	Sterlite Technologies Ltd.	54,968	76,882
	Stove Kraft Ltd.	1,902	17,597
	Strides Pharma Science Ltd.	19,889	368,371
	Stylam Industries Ltd.	1,913	51,817
	Styrenix Performance Materials Ltd.	3,939	116,871
*	Subex Ltd.	168,142	47,987
	Subros Ltd.	6,710	50,519
	Sudarshan Chemical Industries Ltd.	10,556	130,721
	Sumitomo Chemical India Ltd.	27,030	184,929
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	50,562	1,116,783
	Sun TV Network Ltd.	36,656	332,806
	Sundaram Finance Ltd.	10,618	603,166
	Sundaram-Clayton Ltd.	1,504	40,590
	Sundram Fasteners Ltd.	29,570	471,432
*	Sunflag Iron & Steel Co. Ltd.	19,377	47,223
	Sunteck Realty Ltd.	17,119	111,915
	Suprajit Engineering Ltd.	20,436	124,091
	Supreme Industries Ltd.	8,849	450,032
	Supreme Petrochem Ltd.	19,047	171,221
	Supriya Lifescience Ltd.	10,627	78,949
*	Suratwwala Business Group Ltd.	4,853	6,374
	Surya Roshni Ltd.	12,112	96,826
*	Suryoday Small Finance Bank Ltd.	22,220	39,453

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Suven Pharmaceuticals Ltd.	22,292	$343,927
*	Suzlon Energy Ltd.	876,146	695,294
	Swan Energy Ltd.	30,256	178,749
	Swaraj Engines Ltd.	1,274	44,839
	Swelect Energy Systems Ltd.	1,764	24,002
	Symphony Ltd.	1,691	31,049
Ω	Syngene International Ltd.	48,744	499,728
	TAJGVK Hotels & Resorts Ltd.	4,894	17,443
	Talbros Automotive Components Ltd.	2,733	10,063
	Tamil Nadu Newsprint & Papers Ltd.	12,411	26,153
	Tamilnad Mercantile Bank Ltd.	10,264	54,822
	Tanla Platforms Ltd.	15,749	139,712
*	TARC Ltd.	30,673	86,515
	Tata Chemicals Ltd.	42,799	582,805
	Tata Communications Ltd.	18,766	395,006
	Tata Consultancy Services Ltd.	81,699	3,849,225
	Tata Consumer Products Ltd.	33,075	393,441
	Tata Elxsi Ltd.	6,211	517,027
	Tata Motors Ltd.	372,197	3,686,712
	Tata Power Co. Ltd.	129,891	676,912
	Tata Steel Ltd.	801,159	1,405,875
	TCI Express Ltd.	2,190	25,300
	TCPL Packaging Ltd.	158	5,810
	TD Power Systems Ltd.	29,734	144,726
*	TeamLease Services Ltd.	420	13,934
	Tech Mahindra Ltd.	44,280	843,612
	Techno Electric & Engineering Co. Ltd.	12,817	234,745
*	Technocraft Industries India Ltd.	629	22,167
	Tega Industries Ltd.	4,800	109,412
*Ω	Tejas Networks Ltd.	11,807	188,118
	Texmaco Rail & Engineering Ltd.	58,399	153,500
	Thanga Mayil Jewellery Ltd.	2,581	69,936
	Thermax Ltd.	1,296	76,062
	Thirumalai Chemicals Ltd.	24,161	87,531

		Shares	Value»
INDIA — (Continued)
	Thomas Cook India Ltd.	41,016	$93,947
*Ω	Thyrocare Technologies Ltd.	5,647	61,968
	Tilaknagar Industries Ltd.	32,908	113,052
	Time Technoplast Ltd.	43,463	218,197
	Timken India Ltd.	8,573	345,264
	Tips Music Ltd.	12,777	134,399
	Titagarh Rail System Ltd.	13,001	188,009
	Titan Co. Ltd.	32,346	1,256,731
	Torrent Pharmaceuticals Ltd.	14,434	547,335
	Torrent Power Ltd.	20,839	451,229
	Tourism Finance Corp. of India Ltd.	21,735	40,373
	Transformers & Rectifiers India Ltd.	9,683	105,880
*	TransIndia Real Estate Ltd.	17,001	8,058
	Transport Corp. of India Ltd.	7,312	93,702
	Trent Ltd.	16,687	1,412,404
	Trident Ltd.	423,998	173,832
	Triveni Engineering & Industries Ltd.	32,004	157,910
	Triveni Turbine Ltd.	38,937	318,861
	TTK Prestige Ltd.	7,334	75,272
	Tube Investments of India Ltd.	14,309	757,351
	TV Today Network Ltd.	4,752	11,179
	TVS Holdings Ltd.	1,595	237,495
	TVS Motor Co. Ltd.	33,520	990,714
	TVS Srichakra Ltd.	949	43,049
	Uflex Ltd.	9,118	63,101
*	Ugro Capital Ltd.	14,623	43,285
Ω	Ujjivan Small Finance Bank Ltd.	281,875	125,608
	UltraTech Cement Ltd.	9,173	1,205,785
*	Unichem Laboratories Ltd.	8,574	84,812
	Union Bank of India Ltd.	236,492	327,480
	United Breweries Ltd.	3,747	85,436
	United Spirits Ltd.	25,614	441,082
	UNO Minda Ltd.	28,555	332,348
	UPL Ltd.	75,606	497,332
	Usha Martin Ltd.	49,177	247,311
	UTI Asset Management Co. Ltd.	12,233	192,536

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	V2 Retail Ltd.	4,800	$63,861
*	VA Tech Wabag Ltd.	14,041	295,386
	Vadilal Industries Ltd.	818	37,184
	Vaibhav Global Ltd.	17,487	61,137
*	Valor Estate Ltd.	38,436	74,566
	Vardhman Special Steels Ltd.	3,158	10,034
	Vardhman Textiles Ltd.	32,916	183,758
*Ω	Varroc Engineering Ltd.	15,074	92,797
	Varun Beverages Ltd.	130,830	933,541
*	Vascon Engineers Ltd.	35,269	23,225
	Vedant Fashions Ltd.	8,805	146,059
	Vedanta Ltd.	195,669	1,076,513
	Veedol Corporation Ltd.	2,129	48,954
	Venky’s India Ltd.	1,664	35,917
Ω	Venus Pipes & Tubes Ltd.	2,367	53,778
	Vesuvius India Ltd.	2,442	153,266
	V-Guard Industries Ltd.	47,102	241,899
*	Vikas Lifecare Ltd.	183,431	10,081
	Vimta Labs Ltd.	2,204	14,600
	Vinati Organics Ltd.	5,157	118,995
	Vindhya Telelinks Ltd.	1,703	40,210
	VIP Industries Ltd.	9,802	55,499
	Visaka Industries Ltd.	7,789	9,461
	Vishnu Chemicals Ltd.	5,078	30,733
*	VL E-Governance & IT Solutions Ltd.	12,405	21,916
*	V-Mart Retail Ltd.	2,185	109,541
*	Vodafone Idea Ltd.	2,917,771	280,210
	Voltamp Transformers Ltd.	2,046	284,373
	Voltas Ltd.	17,335	339,815
*	VRL Logistics Ltd.	9,301	61,872
	VST Industries Ltd.	15,363	62,679
	VST Tillers Tractors Ltd.	669	35,409
*	Walchandnagar Industries Ltd.	3,686	12,142
	Welspun Corp. Ltd.	34,096	293,860
	Welspun Enterprises Ltd.	16,149	95,231
	Welspun Living Ltd.	77,285	139,119
	West Coast Paper Mills Ltd.	14,157	95,830
*	Westlife Foodworld Ltd.	16,180	146,784
	Whirlpool of India Ltd.	3,231	76,672
	Windlas Biotech Ltd.	1,072	14,330
	Wipro Ltd.	102,324	667,638
*	Wockhardt Ltd.	19,457	277,898

		Shares	Value»
INDIA — (Continued)
	Wonderla Holidays Ltd.	6,470	$66,962
	Yasho Industries Ltd.	505	11,378
*	Yes Bank Ltd.	1,523,585	367,436
*	Zee Entertainment Enterprises Ltd.	225,160	326,030
*	Zee Media Corp. Ltd.	82,632	19,062
	Zen Technologies Ltd.	10,029	222,102
	Zensar Technologies Ltd.	42,915	357,656
	ZF Commercial Vehicle Control Systems India Ltd.	772	131,511
*	Zomato Ltd.	123,515	353,999
	Zydus Lifesciences Ltd.	29,693	353,625
	Zydus Wellness Ltd.	4,538	105,097

TOTAL INDIA			257,403,315

INDONESIA — (2.5%)
	ABM Investama Tbk. PT	243,700	61,798
	Adaro Energy Indonesia Tbk. PT	3,409,600	784,765
*	Adaro Minerals Indonesia Tbk. PT	1,873,900	166,989
	Adi Sarana Armada Tbk. PT	594,400	29,331
	AKR Corporindo Tbk. PT	2,502,800	215,122
*	Alam Sutera Realty Tbk. PT	3,039,900	40,269
	Aneka Tambang Tbk. PT	2,625,700	266,942
	Arwana Citramulia Tbk. PT	1,282,000	62,435
	Aspirasi Hidup Indonesia Tbk. PT	2,330,100	133,475
	Astra Agro Lestari Tbk. PT	116,100	50,033
	Astra International Tbk. PT	3,204,400	1,040,300
	Astra Otoparts Tbk. PT	250,300	40,115
	Avia Avian Tbk. PT	3,083,700	93,791
	Bank Amar Indonesia Tbk. PT	830,585	11,309
	Bank BTPN Syariah Tbk. PT	694,100	47,045
*	Bank Bukopin Tbk. PT	6,045,077	23,084
	Bank Central Asia Tbk. PT	3,623,700	2,362,576

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk. PT	5,878,600	$2,495,576
*	Bank Mayapada International Tbk. PT	1,834,728	25,889
	Bank Maybank Indonesia Tbk. PT	1,456,300	21,145
*	Bank Nationalnobu Tbk. PT	296,100	12,835
	Bank Negara Indonesia Persero Tbk. PT	1,500,200	500,371
*	Bank Neo Commerce Tbk. PT	2,547,500	43,190
	Bank OCBC Nisp Tbk. PT	1,251,700	109,294
*	Bank Pan Indonesia Tbk. PT	583,100	70,478
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	65,755
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	50,916
	Bank Rakyat Indonesia Persero Tbk. PT	5,215,700	1,590,027
	Bank Syariah Indonesia Tbk. PT	1,263,349	243,122
	Bank Tabungan Negara Persero Tbk. PT	1,886,512	168,389
	Barito Pacific Tbk. PT	1,679,163	106,311
	BFI Finance Indonesia Tbk. PT	2,671,900	168,538
	BISI International Tbk. PT	429,800	37,024
	Blue Bird Tbk. PT	206,500	27,647
*	Buana Lintas Lautan Tbk. PT	6,555,600	54,222
*	Bukalapak.com Tbk. PT	17,461,900	142,161
	Bukit Asam Tbk. PT	1,894,000	356,751
*	Bumi Resources Minerals Tbk. PT	16,216,400	379,096
*	Bumi Resources Tbk. PT	11,702,600	103,559
*	Bumi Serpong Damai Tbk. PT	1,851,600	143,469
*	Capital Financial Indonesia Tbk. PT	800,300	28,299
*	Cemindo Gemilang PT	688,700	42,312

		Shares	Value»
INDONESIA — (Continued)
	Chandra Asri Pacific Tbk. PT	102,900	$57,356
	Charoen Pokphand Indonesia Tbk. PT	573,300	191,927
Ω	Cikarang Listrindo Tbk. PT	286,600	12,691
	Ciputra Development Tbk. PT	2,572,800	219,646
	Cisarua Mountain Dairy Tbk. PT	155,500	56,445
	Dayamitra Telekomunikasi PT	2,737,100	109,830
	Delta Dunia Makmur Tbk. PT	1,889,200	80,742
	Dharma Satya Nusantara Tbk. PT	675,300	47,241
	Elang Mahkota Teknologi Tbk. PT	3,517,300	114,235
	Elnusa Tbk. PT	1,553,500	47,343
*	Energi Mega Persada Tbk. PT	3,622,800	65,457
	Erajaya Swasembada Tbk. PT	3,669,300	105,156
	ESSA Industries Indonesia Tbk. PT	2,821,000	177,001
	Gajah Tunggal Tbk. PT	597,000	50,604
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	60,676
*	Gudang Garam Tbk. PT	123,400	110,663
*	Harum Energy Tbk. PT	279,100	21,519
	Hexindo Adiperkasa Tbk. PT	58,700	20,771
	Hillcon Tbk. PT	65,100	8,783
	Impack Pratama Industri Tbk. PT	2,577,700	54,829
	Indah Kiat Pulp & Paper Tbk. PT	353,600	181,623
	Indika Energy Tbk. PT	680,800	67,409
	Indo Tambangraya Megah Tbk. PT	185,800	296,957
	Indocement Tunggal Prakarsa Tbk. PT	328,100	150,201
	Indofood CBP Sukses Makmur Tbk. PT	183,200	143,769
	Indofood Sukses Makmur Tbk. PT	1,037,900	502,166
	Indomobil Sukses Internasional Tbk. PT	326,900	26,364
	Indosat Tbk. PT	766,800	122,032

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,700	$78,369
*	Intiland Development Tbk. PT	1,804,100	21,264
*	Japfa Comfeed Indonesia Tbk. PT	2,438,000	284,233
	Jasa Marga Persero Tbk. PT	503,300	155,245
	Kalbe Farma Tbk. PT	1,405,800	144,847
*	Kawasan Industri Jababeka Tbk. PT	6,965,200	86,145
*	Krakatau Steel Persero Tbk. PT	764,300	7,052
*	Lippo Karawaci Tbk. PT	5,253,300	41,172
	Map Aktif Adiperkasa PT	3,043,100	210,325
	Matahari Department Store Tbk. PT	220,800	21,578
	Mayora Indah Tbk. PT	1,053,900	174,474
	MD Entertainment Tbk. PT	222,700	44,841
	Medco Energi Internasional Tbk. PT	2,716,700	221,476
*	Media Nusantara Citra Tbk. PT	2,088,700	43,898
	Medikaloka Hermina Tbk. PT	1,666,800	159,453
*	Merdeka Copper Gold Tbk. PT	610,742	94,412
*	Metro Healthcare Indonesia Tbk. PT	3,786,200	31,642
	Metrodata Electronics Tbk. PT	1,584,300	64,196
	Metropolitan Kentjana Tbk. PT	9,800	16,221
	Mitra Adiperkasa Tbk. PT	2,580,400	259,274
	Mitra Keluarga Karyasehat Tbk. PT	320,700	55,315
	Mitra Pinasthika Mustika Tbk. PT	572,200	36,967
*	MNC Digital Entertainment Tbk. PT	986,000	81,588
*	MNC Land Tbk. PT	10,377,300	110,535
Ω	Nusantara Sejahtera Raya Tbk. PT	2,776,400	35,319
	Pabrik Kertas Tjiwi Kimia Tbk. PT	338,200	159,437

		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	512,800	$35,444
	Pakuwon Jati Tbk. PT	6,217,000	189,212
*	Panin Financial Tbk. PT	3,083,600	93,400
*	Paninvest Tbk. PT	361,900	26,298
	Pantai Indah Kapuk Dua Tbk. PT	45,000	46,148
	Perusahaan Gas Negara Tbk. PT	2,261,300	225,194
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	736,200	57,390
*	Petrindo Jaya Kreasi Tbk. PT	135,800	65,717
*	PP Persero Tbk. PT	801,300	22,753
	Prodia Widyahusada Tbk. PT	53,300	10,157
	Puradelta Lestari Tbk. PT	2,683,600	28,174
	Resource Alam Indonesia Tbk. PT	364,879	13,085
	Rukun Raharja Tbk. PT	177,900	20,453
	Salim Ivomas Pratama Tbk. PT	923,900	24,972
	Samudera Indonesia Tbk. PT	2,328,000	50,413
*	Sarana Meditama Metropolitan Tbk. PT	494,600	9,193
	Sarana Menara Nusantara Tbk. PT	5,354,800	272,959
	Sariguna Primatirta Tbk. PT	809,100	66,505
*	Sawit Sumbermas Sarana Tbk. PT	1,010,900	76,191
	Selamat Sempurna Tbk. PT	654,200	80,408
	Semen Indonesia Persero Tbk. PT	912,854	229,533
	Siloam International Hospitals Tbk. PT	203,000	48,576
	Sumber Alfaria Trijaya Tbk. PT	1,911,700	403,694
	Summarecon Agung Tbk. PT	3,446,900	147,130
	Surya Citra Media Tbk. PT	4,845,200	42,625
	Surya Semesta Internusa Tbk. PT	1,243,900	96,795

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	4,244,900	$ 758,745
	Temas Tbk. PT	2,160,000	19,977
	Tempo Scan Pacific Tbk. PT	134,700	22,826
*	Timah Tbk. PT	429,200	35,490
	Tower Bersama Infrastructure Tbk. PT	545,200	66,030
	Transcoal Pacific Tbk. PT	232,200	107,909
	Triputra Agro Persada PT	1,148,500	67,711
	Tunas Baru Lampung Tbk. PT	875,957	37,932
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	505,300	55,997
	Unilever Indonesia Tbk. PT	1,082,600	135,497
	United Tractors Tbk. PT	370,600	646,890
*	Vale Indonesia Tbk. PT	367,401	89,245
*††	Waskita Beton Precast Tbk. PT	1,218,000	1,558
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,352
*††	Wijaya Karya Persero Tbk. PT	411,800	9,907
*	Wintermar Offshore Marine Tbk. PT	317,900	10,965
	XL Axiata Tbk. PT	2,153,904	308,409

TOTAL INDONESIA			22,921,328

KUWAIT — (0.9%)
	A’ayan Leasing & Investment Co. KSCP	280,011	144,229
*	Acico Industries Co. KSC	40,375	10,793
	Agility Public Warehousing Co. KSC	75,006	60,865
	Al Ahli Bank of Kuwait KSCP	123,356	112,611
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	5,760	9,398
	Al-Eid Food KSC	10,842	8,255

		Shares	Value»
KUWAIT — (Continued)
	Ali Alghanim Sons Automotive Co. KSCC	34,661	$ 118,842
*	Alimtiaz Investment Group KSC	346,705	54,427
*	Arabi Group Holding KSC	39,881	49,484
	Arzan Financial Group for Financing & Investment KPSC	159,521	110,903
*	Asiya Capital Investments Co. KSCP	209,724	28,616
	Boubyan Bank KSCP	22,659	41,199
	Boubyan Petrochemicals Co. KSCP	103,515	225,980
	Boursa Kuwait Securities Co. KPSC	22,384	155,503
	Burgan Bank SAK	81,360	48,931
	Combined Group Contracting Co. SAK	24,834	51,209
	Commercial Facilities Co. SAKP	100,111	70,496
	Commercial Real Estate Co. KSC	304,307	145,836
	Gulf Bank KSCP	265,495	271,443
	Gulf Cables & Electrical Industries Group Co. KSCP	32,936	178,555
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	94,095
	Humansoft Holding Co. KSC	24,987	212,733
*	IFA Hotels & Resorts-KPSC	16,712	81,272
	Integrated Holding Co. KCSC	56,031	93,135
*	Jazeera Airways Co. KSCP	21,634	72,706
*	Kuwait Cement Co. KSC	136,339	85,316
	Kuwait Finance House KSCP	904,659	2,123,913
	Kuwait Financial Centre SAK	32,000	13,993
	Kuwait Insurance Co. SAK	11,843	22,569
	Kuwait International Bank KSCP	286,864	178,295

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Investment Co. SAK	41,664	$ 22,319
	Kuwait Real Estate Co. KSC	168,776	131,425
	Kuwait Telecommunications Co.	95,462	174,950
	Mabanee Co. KPSC	80,710	219,744
	Mezzan Holding Co. KSCC	42,253	134,715
	Mobile Telecommunications Co. KSCP	478,830	712,337
	National Bank of Kuwait SAKP	580,430	1,607,270
*	National Consumer Holding Co. SAK	82,695	28,987
	National Industries Group Holding SAK	295,710	231,500
	National Investments Co. KSCP	151,416	127,859
	Salhia Real Estate Co. KSCP	87,454	122,755
	Securities House KSC	64,358	14,242
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	120,311	60,739
*	Sultan Center Food Products Co. KSC	27,711	8,925
*	Warba Bank KSCP	358,664	222,939

TOTAL KUWAIT			8,696,308

MALAYSIA — (2.2%)
	Able Global Bhd	53,300	23,524
#	Aeon Co. M Bhd	224,600	74,491
#	AEON Credit Service M Bhd	76,000	121,489
#	AFFIN Bank Bhd	257,276	176,232
	Ajinomoto Malaysia Bhd	7,800	26,114
	Alliance Bank Malaysia Bhd	262,700	263,103
	Allianz Malaysia Bhd	13,900	65,276
	AME Elite Consortium Bhd	76,900	27,844
	AMMB Holdings Bhd. (AMM MK)	254,600	295,574
	Ancom Nylex Bhd	103,359	24,196
#*	Astro Malaysia Holdings Bhd	154,300	8,615
	Aurelius Technologies Bhd	45,700	28,733

		Shares	Value»
MALAYSIA — (Continued)
	Axiata Group Bhd	592,100	$ 304,475
#	Bank Islam Malaysia Bhd	297,900	183,593
	Batu Kawan Bhd	17,800	80,815
*	Berjaya Corp. Bhd	706,702	51,225
	Berjaya Food Bhd	152,753	15,324
#*	Berjaya Land Bhd	228,300	16,975
#*	Bermaz Auto Bhd	242,100	113,355
#	British American Tobacco Malaysia Bhd	27,500	45,249
*	Bumi Armada Bhd	1,163,900	132,115
	Bursa Malaysia Bhd	117,800	242,727
	CAB Cakaran Corp. Bhd	62,400	8,891
	Cahya Mata Sarawak Bhd	236,100	74,321
	Cape Ems Manufacturing M Sdn Bhd	416,300	29,076
#	Carlsberg Brewery Malaysia Bhd., Class B	44,500	196,958
	CCK Consolidated Holdings Bhd	25,900	9,243
	CELCOMDIGI Bhd	299,300	232,124
#*	Chin Hin Group Bhd	41,600	24,721
	CIMB Group Holdings Bhd	915,912	1,660,849
*	Coastal Contracts Bhd	48,000	17,265
	Crescendo Corp. Bhd	36,300	9,626
#	CTOS Digital Bhd	322,100	84,722
#	D&O Green Technologies Bhd	111,000	57,961
#*	Dagang NeXchange Bhd	563,800	45,285
	Datasonic Group Bhd	240,800	21,071
	Dayang Enterprise Holdings Bhd	96,600	46,830
	Dialog Group Bhd	217,000	102,357
	DRB-Hicom Bhd	336,000	80,128
#	Duopharma Biotech Bhd	97,044	27,721
	Dutch Lady Milk Industries Bhd	3,400	23,356
#*	Eastern & Oriental Bhd	294,300	58,010
	Eco World Development Group Bhd	293,500	118,621
*	Ekovest Bhd	772,700	59,405
	Farm Fresh Bhd	141,300	58,472
	FGV Holdings Bhd	92,800	23,668

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Formosa Prosonic Industries Bhd	50,400	$ 33,016
	Fraser & Neave Holdings Bhd	19,400	136,757
	Frontken Corp. Bhd	326,600	283,413
	Gamuda Bhd	77,637	150,722
	Gas Malaysia Bhd	58,800	50,142
	Genetec Technology Bhd	81,300	12,618
	Genting Bhd	386,700	347,393
#	Genting Malaysia Bhd	779,000	397,522
	Genting Plantations Bhd	66,000	79,594
#	Globetronics Technology Bhd	52,400	6,111
*	Greatech Technology Bhd	99,400	49,422
	Guan Chong Bhd	40,800	24,966
	HAP Seng Consolidated Bhd	41,500	36,888
	Hap Seng Plantations Holdings Bhd	78,500	33,055
*	Hartalega Holdings Bhd	104,300	75,119
#	Heineken Malaysia Bhd	24,100	124,865
#*	Hengyuan Refining Co. Bhd	37,400	20,600
	Hextar Global Bhd	236,600	48,075
	Hiap Teck Venture Bhd	329,500	22,719
#	Hibiscus Petroleum Bhd	290,000	132,498
	Hong Leong Bank Bhd	22,600	105,436
	Hong Leong Financial Group Bhd	22,400	95,164
	Hong Leong Industries Bhd	14,700	45,141
	Hup Seng Industries Bhd	42,800	10,387
	IHH Healthcare Bhd	95,700	158,378
	IJM Corp. Bhd	246,500	169,043
#	Inari Amertron Bhd	254,500	164,985
	IOI Corp. Bhd	204,200	175,401
	IOI Properties Group Bhd	211,600	109,465
#*	Iskandar Waterfront City Bhd	140,100	17,089
#	ITMAX SYSTEM Bhd	20,900	17,048
#*	JAKS Resources Bhd	248,000	6,990
#	Jaya Tiasa Holdings Bhd	166,100	46,899
*	JCY International Bhd	227,200	18,909

		Shares	Value»
MALAYSIA — (Continued)
	Keck Seng Malaysia Bhd	18,200	$ 23,310
	Kelington Group Bhd	125,600	87,894
	Kenanga Investment Bank Bhd	154,000	31,584
	Kerjaya Prospek Group Bhd	76,800	35,210
#	Kim Loong Resources Bhd	27,400	14,836
	Kossan Rubber Industries Bhd	306,600	146,189
	KPJ Healthcare Bhd	325,300	154,497
#*	KSL Holdings Bhd	119,900	48,460
	Kuala Lumpur Kepong Bhd	50,095	244,078
	Lagenda Properties Bhd	49,100	14,901
	LBS Bina Group Bhd	313,600	39,759
#	Leong Hup International Bhd	344,300	53,642
	Lii Hen Industries Bhd	47,900	8,446
#*Ω	Lotte Chemical Titan Holding Bhd	164,900	35,352
	LPI Capital Bhd	41,600	128,139
	Magni-Tech Industries Bhd	39,000	21,513
#	Magnum Bhd	186,600	50,218
	Mah Sing Group Bhd	422,900	164,598
#	Malakoff Corp. Bhd	397,400	75,538
	Malayan Banking Bhd	381,700	914,100
	Malayan Flour Mills Bhd	219,200	32,653
	Malaysia Airports Holdings Bhd	110,510	255,650
	Malaysia Smelting Corp. Bhd	63,100	33,349
	Malaysian Pacific Industries Bhd	21,200	124,651
	Malaysian Resources Corp. Bhd	684,000	85,669
	Matrix Concepts Holdings Bhd	251,350	120,612
#	Maxis Bhd	215,500	177,440
	MBM Resources Bhd	52,100	73,452
	MBSB Bhd	453,700	76,206
#	Mega First Corp. Bhd	156,600	146,883
	Mi Technovation Bhd	31,700	13,626
	MISC Bhd	77,300	132,225
	MKH Bhd	32,700	8,849
	MKH Oil Palm East Kalimantan Bhd	4,671	649
#	MNRB Holdings Bhd	115,000	57,949
Ω	Mr. DIY Group M Bhd	391,000	194,855

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Muhibbah Engineering M Bhd	69,150	$ 14,629
	My EG Services Bhd	860,482	162,250
#	Nationgate Holdings Bhd	145,200	69,269
#	Nestle Malaysia Bhd	8,200	186,826
	Notion VTEC Bhd	99,400	20,080
*††	Nylex Malaysia Bhd	1,640	34
	OCK Group Bhd	152,300	16,554
	Oriental Holdings Bhd	69,100	116,336
	OSK Holdings Bhd	140,700	49,871
	PA Resources Bhd	95,400	6,376
	Padini Holdings Bhd	77,600	62,084
	Pantech Group Holdings Bhd	133,700	27,784
	Pecca Group Bhd	76,200	22,141
	Pentamaster Corp. Bhd	101,700	88,735
#	Perak Transit Bhd	192,900	32,629
#*	Perdana Petroleum Bhd	279,000	17,412
#	Petron Malaysia Refining & Marketing Bhd	9,400	9,265
#	Petronas Chemicals Group Bhd	134,400	165,534
	Petronas Dagangan Bhd	30,600	125,172
	Petronas Gas Bhd	45,500	179,285
	PPB Group Bhd	59,600	189,431
	Press Metal Aluminium Holdings Bhd	318,200	342,466
#	Public Bank Bhd	1,265,600	1,273,551
	QL Resources Bhd	194,300	212,447
#*	Ranhill Utilities Bhd	114,168	31,502
#	RCE Capital Bhd	97,200	36,122
	RGB International Bhd	242,700	20,589
	RHB Bank Bhd	226,588	331,205
	Sam Engineering & Equipment M Bhd	20,000	19,417
	Sarawak Oil Palms Bhd	110,400	79,621
	Scientex Bhd	124,100	125,495
	SD Guthrie Bhd	282,800	296,571
	SFP Tech Holdings Bhd	191,600	26,447
	Sime Darby Bhd	510,500	269,219
#	Sime Darby Property Bhd	468,100	150,733
	SKP Resources Bhd	215,200	51,089
#*	Solarvest Holdings Bhd	100,300	36,428

		Shares	Value»
MALAYSIA — (Continued)
	Southern Cable Group Bhd	109,500	$ 22,541
	SP Setia Bhd. Group	442,500	141,247
#	Sports Toto Bhd	160,262	55,417
	Sunway Bhd	85,600	85,033
#	Sunway Construction Group Bhd	81,800	83,380
#*	Supermax Corp. Bhd	329,800	60,800
	Syarikat Takaful Malaysia Keluarga Bhd	80,500	72,599
#	Ta Ann Holdings Bhd	85,600	83,480
	Taliworks Corp. Bhd	101,500	17,911
	Telekom Malaysia Bhd	102,846	152,261
	Tenaga Nasional Bhd	144,800	463,235
	Thong Guan Industries Bhd	57,200	19,726
	TIME dotCom Bhd	92,500	102,738
*	Top Glove Corp. Bhd	611,100	148,084
#*	Tropicana Corp. Bhd	139,700	40,967
#	TSH Resources Bhd	228,800	56,252
#	Uchi Technologies Bhd	45,800	40,299
	UEM Sunrise Bhd	455,500	99,398
	Unisem M Bhd	17,400	11,939
	United Plantations Bhd	28,300	173,477
#	UOA Development Bhd	62,700	27,159
*	Uzma Bhd	87,800	16,238
	Velesto Energy Bhd	1,591,500	68,615
	ViTrox Corp. Bhd	61,000	44,868
	VS Industry Bhd	537,800	118,568
*	Wasco Bhd	97,700	24,402
#*	WCT Holdings Bhd	220,800	45,258
#	Wellcall Holdings Bhd	73,500	25,500
	Westports Holdings Bhd	113,600	109,342
	Yinson Holdings Bhd	308,230	190,037
	YTL Corp. Bhd	517,300	231,249
	YTL Power International Bhd	166,500	115,976

TOTAL MALAYSIA			20,237,132

MEXICO — (2.2%)
#*	Alpek SAB de CV	103,368	67,157
	Alsea SAB de CV	115,913	279,855
	America Movil SAB de CV (2228390D US), ADR	73,979	1,164,429
	America Movil SAB de CV (AMXB MM), Class B	1,099,652	869,961

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Arca Continental SAB de CV	42,201	$359,993
*	Axtel SAB de CV	59,792	3,526
Ω	Banco del Bajio SA	336,434	746,025
#	Becle SAB de CV	48,723	64,235
	Bolsa Mexicana de Valores SAB de CV	102,974	168,283
	Cemex SAB de CV (CEMEXCPO MM)	1,186,464	622,005
	Cemex SAB de CV (CX US), Sponsored ADR	49,321	257,456
*	Cia Minera Autlan SAB de CV, Class B	23,783	9,479
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	39,965	330,713
*	Consorcio ARA SAB de CV	105,588	16,886
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	163,595	121,984
#	Corp. Inmobiliaria Vesta SAB de CV	157,479	410,038
	Corporativo Fragua SAB de CV	368	16,184
	El Puerto de Liverpool SABdeCV, Class C1	27,734	145,825
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,931	493,414
	GCC SAB de CV	55,725	457,034
	Genomma Lab Internacional SAB de CV, Class B	201,466	269,836
	Gentera SAB de CV	463,888	593,495
	Gruma SAB de CV, Class B	32,021	550,500
	Grupo Aeroportuario del Centro Norte SAB de CV	52,422	437,202
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,223	909,272
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,399	376,723

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	3,811	$101,644
#	Grupo Bimbo SAB de CV, Class A	142,698	441,940
	Grupo Carso SAB de CV	43,282	260,845
	Grupo Comercial Chedraui SA de CV	33,834	214,270
#††	Grupo Elektra SAB de CV	3,033	107,425
	Grupo Financiero Banorte SAB de CV, Class O	291,488	2,034,349
*	Grupo Financiero Inbursa SAB de CV, Class O	156,384	347,633
	Grupo Herdez SAB de CV	28,850	75,551
	Grupo Industrial Saltillo SAB de CV	47,090	40,337
	Grupo Mexico SAB de CV, Class B	218,987	1,149,027
	Grupo Rotoplas SAB de CV	69,803	71,270
	Grupo Televisa SAB (TLEVICPO MM)	312,994	154,859
#	Grupo Televisa SAB (TV US), Sponsored ADR	25,711	64,278
*Ω	Grupo Traxion SAB de CV	96,937	104,836
#*	Hoteles City Express SAB de CV	68,246	16,030
#*	Industrias Penoles SAB de CV	29,152	459,203
	Kimberly-Clark de Mexico SAB de CV, Class A	240,865	347,042
	La Comer SAB de CV	121,179	220,320
	Megacable Holdings SAB de CV	293,438	647,750
#*Ω	Nemak SAB de CV	682,678	72,330
#*	Ollamani SAB	19,566	33,246
#	Orbia Advance Corp. SAB de CV	312,253	286,044
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	48,679	424,133

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Qualitas Controladora SAB de CV	45,443	$315,792
	Regional SAB de CV	101,645	646,612
#*	Sitios Latinoamerica SAB de CV	179,805	31,092
*	Vista Energy SAB de CV (VIST US), ADR	15,602	777,916
	Wal-Mart de Mexico SAB de CV	332,422	917,880

TOTAL MEXICO			20,105,164

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	12,968
	Credicorp Ltd.	3,411	628,067
	Intercorp Financial Services, Inc.	2,654	71,844

TOTAL PERU			712,879

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	186,300	27,545
	Aboitiz Equity Ventures, Inc.	178,500	107,099
	Aboitiz Power Corp	103,200	66,521
	ACEN Corp	1,278,587	108,971
	Alliance Global Group, Inc.	559,200	88,681
	Apex Mining Co., Inc.	806,000	58,826
*	Atlas Consolidated Mining & Development Corp	193,200	15,937
	Ayala Corp	22,040	260,726
	Ayala Land, Inc.	365,900	205,260
*	AyalaLand Logistics Holdings Corp	199,500	6,815
	Bank of the Philippine Islands	178,911	439,478
	BDO Unibank, Inc.	272,226	712,465
*	Bloomberry Resorts Corp	915,400	121,075
*	Cebu Air, Inc.	72,800	41,043
	Century Pacific Food, Inc.	262,600	189,646
	China Banking Corp	106,200	106,841
*	Converge Information & Communications Technology Solutions, Inc.	600,200	165,735
	Cosco Capital, Inc.	413,300	38,659
	D&L Industries, Inc.	414,100	44,526
*	DITO CME Holdings Corp	1,062,000	32,338
	DMCI Holdings, Inc.	940,600	180,886

		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Corp	74,100	$13,311
	East West Banking Corp	63,100	11,030
	Emperador, Inc.	111,600	35,824
	Filinvest Land, Inc.	820,000	11,278
	First Philippine Holdings Corp.	7,400	7,721
	Ginebra San Miguel, Inc.	13,660	58,748
*	Global Ferronickel Holdings, Inc.	454,000	11,039
	Globe Telecom, Inc.	4,894	180,585
	GT Capital Holdings, Inc.	25,190	311,226
	International Container Terminal Services, Inc.	77,970	529,865
	JG Summit Holdings, Inc.	306,920	128,147
	Jollibee Foods Corp	49,550	225,754
	Keepers Holdings, Inc.	973,000	34,581
	LT Group, Inc.	446,600	79,057
	Manila Electric Co	14,160	119,310
	Manila Water Co., Inc.	274,300	123,723
	Megaworld Corp	2,427,000	96,299
	Metropolitan Bank & Trust Co	275,410	358,981
Ω	Monde Nissin Corp	259,400	48,541
	Nickel Asia Corp	1,434,200	84,254
	Petron Corp	604,000	26,222
	Philex Mining Corp	244,200	13,872
*	Philippine National Bank	25,400	11,864
	Philippine Seven Corp	12,270	15,418
#	PLDT, Inc. (PHI US), Sponsored ADR	6,960	167,179
	PLDT, Inc. (TEL PM)	2,345	57,630
*Ω	PNB Housing Finance Ltd.	31,136	355,591
	Puregold Price Club, Inc.	348,600	195,268
	Robinsons Land Corp	561,100	148,188
	Robinsons Retail Holdings, Inc.	67,790	45,497
	San Miguel Corp	103,340	157,765
	Security Bank Corp	70,590	111,771
	Semirara Mining & Power Corp	233,300	130,326
*	Shell Pilipinas Corp	73,700	11,779
	SM Investments Corp	5,190	83,687
	SM Prime Holdings, Inc.	377,600	198,611

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Synergy Grid & Development Phils, Inc.	172,000	$27,776
	Union Bank of the Philippines	96,793	63,336
	Universal Robina Corp.	176,010	295,228
	Vista Land & Lifescapes, Inc.	439,000	12,368
	Wilcon Depot, Inc.	295,900	81,911

TOTAL PHILIPPINES			7,699,634

POLAND — (1.2%)
*	11 bit studios SA	100	6,477
	AB SA	2,183	49,651
*	Action SA	2,226	9,373
*	Agora SA	3,744	9,066
	Alior Bank SA	25,064	547,692
*Ω	Allegro.eu SA	7,152	62,934
	Amica SA	943	13,651
*	AmRest Holdings SE	24,816	129,526
	Arctic Paper SA	6,617	28,775
	ASBISc Enterprises PLC	14,094	64,064
	Asseco Poland SA	15,108	338,910
	Asseco South Eastern Europe SA	1,022	12,698
	Auto Partner SA	19,041	101,140
	Bank Handlowy w Warszawie SA	5,480	123,265
*	Bank Millennium SA	72,252	150,455
*	Bank Ochrony Srodowiska SA	4,752	13,044
	Bank Polska Kasa Opieki SA	22,792	797,406
	Benefit Systems SA	541	325,011
	BNPP Bank Polska SA	242	5,246
	Boryszew SA	16,052	21,436
	Budimex SA	2,021	252,755
*	CCC SA	5,557	245,470
	CD Projekt SA	2,615	105,286
	Celon Pharma SA	1,503	10,484
*	CI Games SA	24,604	9,534
*	Cognor Holding SA	53,555	83,140
	Creepy Jar SA	50	4,499
	Cyber Folks SA	1,447	43,124
*	Cyfrowy Polsat SA	55,178	174,498
	Develia SA	69,420	97,916
*Ω	Dino Polska SA	5,515	458,051
	Dom Development SA	1,654	78,640
	Echo Investment SA	14,488	15,942
*	Enea SA	86,268	240,113
	Eurocash SA	14,818	31,931

		Shares	Value»
POLAND — (Continued)
*	Grenevia SA	89,097	$41,914
*	Grupa Azoty SA	13,363	69,110
	Grupa Kety SA	2,322	395,771
	Grupa Pracuj SA	1,799	23,149
*Ω	HUUUGE, Inc.	3,326	13,556
	ING Bank Slaski SA	4,333	268,798
	Inter Cars SA	1,687	198,916
*	Jastrzebska Spolka Weglowa SA	16,853	113,216
	KGHM Polska Miedz SA	12,398	464,028
	KRUK SA	2,151	230,454
	LPP SA	109	396,686
	Lubelski Wegiel Bogdanka SA	6,646	35,581
*	mBank SA	418	58,783
	Mirbud SA	16,852	46,543
	Mo-BRUK SA	750	52,455
	Neuca SA	374	75,428
	Orange Polska SA	81,283	158,315
	ORLEN SA	92,445	1,207,061
	PCC Rokita SA	522	10,407
*	Pepco Group NV	25,638	109,722
*	PGE Polska Grupa Energetyczna SA	128,751	222,585
*	PKP Cargo SA	10,488	42,997
	PlayWay SA	109	7,469
*	Polimex-Mostostal SA	22,675	12,444
	Powszechna Kasa Oszczednosci Bank Polski SA	47,442	659,171
	Powszechny Zaklad Ubezpieczen SA	67,435	668,766
	Santander Bank Polska SA	1,410	158,115
*	Selvita SA	2,243	30,218
	Stalexport Autostrady SA	14,168	9,450
	Synektik SA	699	31,237
*	Tauron Polska Energia SA	312,263	288,761
*	TEN Square Games SA	459	9,141
	Text SA	2,478	36,730
	Torpol SA	2,839	21,817
	Unimot SA	730	26,515
	Votum SA	1,901	16,012
	VRG SA	12,611	10,209
	Warsaw Stock Exchange	2,766	29,360
	Wirtualna Polska Holding SA	3,330	61,883
Ω	XTB SA	15,696	254,311

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	$10,682
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	10,408

TOTAL POLAND			11,249,377

QATAR — (1.0%)
*	Aamal Co.	458,877	110,494
	Al Khaleej Takaful Group QSC	35,655	22,431
	Al Meera Consumer Goods Co. QSC	18,696	75,978
	Baladna	238,343	88,709
	Barwa Real Estate Co.	362,717	284,209
	Commercial Bank PSQC	551,337	643,510
	Doha Bank QPSC	695,865	342,609
	Doha Insurance Co. QSC	19,125	13,515
*	Estithmar Holding QPSC	325,774	153,417
	Gulf International Services QSC	287,763	250,459
	Gulf Warehousing Co.	138,271	124,224
	Industries Qatar QSC	40,052	146,649
*	Lesha Bank LLC	292,269	110,610
	Mannai Corp. QSC	54,198	56,975
	Masraf Al Rayan QSC	450,051	292,836
	Mazaya Real Estate Development QPSC	148,137	25,333
	Medicare Group	69,106	90,645
	Mesaieed Petrochemical Holding Co.	366,698	159,274
	Ooredoo QPSC	109,224	342,796
	Qatar Aluminum Manufacturing Co.	796,904	280,687
	Qatar Electricity & Water Co. QSC	46,588	207,379
	Qatar Fuel QSC	52,887	222,569
	Qatar Gas Transport Co. Ltd	292,120	343,252
	Qatar Industrial Manufacturing Co. QSC	43,663	30,533
	Qatar Insurance Co. SAQ	392,785	233,752
	Qatar International Islamic Bank QSC	103,695	298,526

		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank QPSC	54,107	$304,249
	Qatar Islamic Insurance Group	11,509	26,810
	Qatar National Bank QPSC	612,676	2,916,066
	Qatar National Cement Co. QSC	124,978	126,158
	Qatar Navigation QSC	148,320	466,059
	QLM Life & Medical Insurance Co. WLL	21,504	12,109
	Salam International Investment Ltd. QSC	267,318	51,192
	United Development Co. QSC	515,111	161,632
	Vodafone Qatar QSC	688,816	351,876
	Zad Holding Co.	12,431	46,914

TOTAL QATAR			9,414,436

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0

SAUDI ARABIA — (4.8%)
	Abdullah Al Othaim Markets Co.	125,359	393,744
	ACWA Power Co.	7,426	907,958
*	Advanced Petrochemical Co.	15,829	153,183
	Al Babtain Power & Telecommunication Co.	14,300	169,982
	Al Hammadi Holding	18,930	200,822
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,267	29,605

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	3,911	$70,973
*	Al Jouf Cement Co.	5,517	14,868
*	Al Khaleej Training & Education Co.	2,945	21,071
*	Al Moammar Information Systems Co.	1,857	92,956
	Al Rajhi Bank	158,476	3,702,888
*	Al Rajhi Co. for Co-operative Insurance	3,770	179,507
*	Al Sagr Cooperative Insurance Co.	5,271	25,190
*	Al Yamamah Steel Industries Co	3,266	28,926
	Alamar Foods	3,089	63,343
	Alandalus Property Co.	9,198	62,354
	Alaseel Co.	72,731	94,722
	Al-Dawaa Medical Services Co.	5,157	120,918
	Aldrees Petroleum & Transport Services Co.	13,413	493,303
	Alinma Bank	136,915	1,022,988
*	AlJazira Takaful Ta’awuni Co.	7,029	30,741
*	AlKhorayef Water & Power Technologies Co.	3,789	162,226
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,828	19,023
	Almarai Co. JSC	39,398	576,902
	Almunajem Foods Co.	5,118	158,430
*	Alujain Corp.	9,442	101,432
*	Amlak International Finance Co.	3,928	13,718
*	Anaam International Holding Group Co.	78,575	26,096
	Arab National Bank	97,786	491,790
*	Arabia Insurance Cooperative Co.	6,118	20,530
	Arabian Cement Co.	14,295	95,788
Ω	Arabian Centres Co.	28,243	154,591
	Arabian Contracting Services Co.	3,763	175,656
	Arabian Drilling Co.	9,750	285,168
	Arabian Internet & Communications Services Co.	3,721	252,081
*	Arabian Pipes Co.	872	30,368

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	7,662	$39,084
	Arriyadh Development Co.	22,439	179,439
*	ARTEX Industrial Investment Co.	6,507	27,458
	Astra Industrial Group	8,553	405,351
	Ataa Educational Co.	4,542	92,867
	Bank AlBilad	68,458	669,700
*	Bank Al-Jazira	84,810	370,239
	Banque Saudi Fransi	47,228	391,083
	Bawan Co.	8,598	101,767
	BinDawood Holding Co.	81,228	153,630
	Bupa Arabia for Cooperative Insurance Co.	9,227	494,241
	Catrion Catering Holding Co.	10,469	330,933
	City Cement Co.	18,824	87,827
	Co. for Cooperative Insurance	9,784	364,939
	Dallah Healthcare Co.	3,658	155,493
*	Dar Al Arkan Real Estate Development Co.	85,875	380,238
	Dr. Sulaiman Al Habib Medical Services Group Co.	9,872	751,995
	East Pipes Integrated Co. for Industry	3,449	152,322
	Eastern Province Cement Co.	13,555	125,225
	Electrical Industries Co.	141,172	299,766
*	Emaar Economic City	125,439	286,532
	Etihad Etisalat Co.	86,457	1,190,387
	First Milling Co.	4,504	77,242
	Gulf Insurance Group	3,856	31,559
*	Herfy Food Services Co.	9,359	60,690
	Jamjoom Pharmaceuticals Factory Co.	1,328	59,790
	Jarir Marketing Co.	92,713	325,981
*	Jazan Development & Investment Co.	5,270	19,076
	L’Azurde Co. for Jewelry	2,721	9,872
	Leejam Sports Co. JSC	7,096	358,506
*	Liva Insurance Co.	3,797	17,041

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	15,003	$85,312
*	Methanol Chemicals Co.	359	1,649
*	Middle East Healthcare Co.	12,493	239,825
*	Middle East Paper Co.	9,254	98,131
*	Middle East Specialized Cables Co.	2,123	22,182
	Mobile Telecommunications Co. Saudi Arabia	209,823	589,583
	Mouwasat Medical Services Co.	13,929	347,947
	Nahdi Medical Co.	6,776	222,386
*	Najran Cement Co.	27,699	67,504
*	National Agriculture Development Co.	37,980	267,613
	National Co. for Glass Industries	2,260	32,749
	National Co. for Learning & Education	2,618	152,754
	National Gas & Industrialization Co.	6,123	176,923
*	National Gypsum	2,758	16,681
*	National Industrialization Co., Class C	103,355	293,483
	National Medical Care Co.	4,473	227,006
	Nayifat Finance Co.	15,675	61,077
	Northern Region Cement Co.	28,058	67,040
*	Perfect Presentation For Commercial Services Co.	17,083	67,494
	Qassim Cement Co.	7,693	107,054
*	Rabigh Refining & Petrochemical Co.	50,159	108,796
	Retal Urban Development Co.	51,879	200,049
	Riyad Bank	176,229	1,204,567
	Riyadh Cables Group Co.	3,996	108,446
	Riyadh Cement Co.	5,253	39,390
	SABIC Agri-Nutrients Co.	34,598	1,046,426
	Sahara International Petrochemical Co.	50,124	350,493

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Arabian Amiantit Co.	628	$5,759
*	Saudi Arabian Mining Co.	68,760	1,029,394
Ω	Saudi Arabian Oil Co.	459,834	3,303,013
	Saudi Aramco Base Oil Co.	8,495	264,385
	Saudi Automotive Services Co.	9,319	200,502
	Saudi Awwal Bank	93,769	844,045
	Saudi Basic Industries Corp.	43,714	845,649
	Saudi Cement Co.	27,126	290,078
*	Saudi Ceramic Co.	12,347	106,877
	Saudi Chemical Co. Holding	105,570	326,693
	Saudi Electricity Co.	77,241	336,537
*	Saudi Ground Services Co.	5,245	73,806
	Saudi Industrial Investment Group	45,852	217,222
	Saudi Investment Bank	81,880	287,001
*	Saudi Kayan Petrochemical Co.	140,416	290,295
	Saudi National Bank	234,631	2,062,623
	Saudi Paper Manufacturing Co.	4,737	85,815
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,292	118,268
*	Saudi Printing & Packaging Co., Class C	5,361	19,319
*	Saudi Public Transport Co.	27,951	163,742
*	Saudi Real Estate Co.	30,918	211,206
*	Saudi Reinsurance Co.	11,247	111,016
*	Saudi Research & Media Group	4,875	386,551
	Saudi Steel Pipe Co.	5,584	105,700
	Saudi Tadawul Group Holding Co.	2,626	166,260
	Saudi Telecom Co.	334,428	3,753,367
	Saudia Dairy & Foodstuff Co.	3,858	368,336
*	Savola Group	134,952	923,710
*	Scientific & Medical Equipment House Co.	2,559	37,391
*	Seera Group Holding	46,499	283,683
*	SHL Finance Co.	6,608	28,309
*	Sinad Holding Co.	19,735	74,998

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Southern Province Cement Co.	14,186	$124,964
	Sustained Infrastructure Holding Co.	14,888	119,629
	Tabuk Cement Co.	6,651	21,857
	Taiba Investments Co.	4,415	52,982
*	Takween Advanced Industries Co.	2,600	8,031
	Tanmiah Food Co.	2,267	81,807
	Theeb Rent A Car Co.	6,194	128,199
	United Electronics Co.	10,820	289,941
	United International Transportation Co.	11,352	260,032
	United Wire Factories Co.	2,541	20,913
*	Walaa Cooperative Insurance Co.	13,717	80,694
	Yamama Cement Co.	24,392	207,651
	Yanbu Cement Co.	17,930	109,848
	Yanbu National Petrochemical Co.	31,140	329,339
	Zahrat Al Waha For Trading Co., Class C	1,797	16,197

TOTAL SAUDI ARABIA			43,830,308

SOUTH AFRICA — (4.2%)
	Absa Group Ltd.	126,251	1,209,944
	Adcock Ingram Holdings Ltd.	18,446	72,361
	Advtech Ltd.	124,748	221,551
	AECI Ltd.	38,302	209,737
	African Rainbow Minerals Ltd.	37,628	378,861
	Afrimat Ltd.	31,802	120,094
	Alexander Forbes Group Holdings Ltd.	90,998	37,292
	Altron Ltd., Class A	16,149	16,961
	Anglo American Platinum Ltd.	6,526	256,520
#	Anglogold Ashanti PLC (AU US)	17,528	487,278
	Aspen Pharmacare Holdings Ltd.	51,467	522,856
*	Astral Foods Ltd.	11,903	116,789
*	Aveng Ltd.	15,616	8,255
#	AVI Ltd.	93,778	588,053
	Barloworld Ltd.	79,538	374,609
	Bid Corp. Ltd.	25,488	600,935
	Bidvest Group Ltd.	48,702	788,102
*	Blue Label Telecoms Ltd.	144,432	45,410

		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	4,483	$809,857
	Cashbuild Ltd.	3,765	37,405
	Caxton & CTP Publishers & Printers Ltd.	20,139	14,154
	City Lodge Hotels Ltd.	120,852	32,758
	Clicks Group Ltd.	37,244	796,973
	Coronation Fund Managers Ltd.	54,196	123,313
	Curro Holdings Ltd.	25,363	18,328
	DataTec Ltd.	97,365	222,692
Ω	Dis-Chem Pharmacies Ltd.	135,721	278,898
	Discovery Ltd.	62,547	641,385
	DRDGOLD Ltd. (DRD SJ)	50,000	61,045
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,046	85,186
	Exxaro Resources Ltd.	40,946	386,124
	Famous Brands Ltd.	21,232	75,653
	FirstRand Ltd.	422,957	1,858,344
	Foschini Group Ltd.	150,460	1,314,277
#	Gold Fields Ltd. (GFI US), Sponsored ADR	97,150	1,601,032
	Grindrod Ltd.	157,920	126,321
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	105,554	1,144,205
	Hudaco Industries Ltd.	8,070	92,205
*	Impala Platinum Holdings Ltd.	89,548	591,065
	Investec Ltd.	21,656	169,140
	Invicta Holdings Ltd.	5,930	11,285
	Italtile Ltd.	91,479	67,987
	JSE Ltd.	12,081	85,888
*	KAP Ltd.	794,852	148,461
	Kumba Iron Ore Ltd.	10,425	197,425
	Lewis Group Ltd.	6,515	26,354
	Life Healthcare Group Holdings Ltd.	468,573	424,937
	Merafe Resources Ltd.	305,519	24,983
*	Metair Investments Ltd.	44,283	26,937
	Momentum Group Ltd.	595,945	972,106
	Motus Holdings Ltd.	68,744	460,346
	Mpact Ltd.	18,342	30,549
	Mr. Price Group Ltd.	37,989	554,139
	MTN Group Ltd.	309,446	1,536,878
*	MultiChoice Group	42,369	267,283
*	Nampak Ltd.	495	12,811
	Naspers Ltd., Class N	3,834	906,156

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Nedbank Group Ltd.	68,894	$1,167,715
	NEPI Rockcastle NV	70,407	550,771
	Netcare Ltd.	460,725	387,538
	Ninety One Ltd.	73,096	156,112
	Northam Platinum Holdings Ltd.	81,673	604,256
	Oceana Group Ltd.	31,920	123,292
	Old Mutual Ltd. (OMU SJ)	1,240,551	856,352
	Omnia Holdings Ltd.	56,988	217,458
	OUTsurance Group Ltd.	114,537	392,078
Ω	Pepkor Holdings Ltd.	359,280	466,372
*	Pick n Pay Stores Ltd.	95,263	137,445
	PPC Ltd.	479,153	106,896
	PSG Financial Services Ltd.	181,266	192,364
	Raubex Group Ltd.	68,179	185,383
	Reunert Ltd.	56,159	256,590
	Sanlam Ltd.	140,868	701,902
	Santam Ltd.	10,024	211,509
	Sappi Ltd.	225,748	607,355
	Sasol Ltd. (SOL SJ)	64,014	359,792
	Shoprite Holdings Ltd.	46,735	807,132
#	Sibanye Stillwater Ltd. (SBSW US), ADR	52,104	243,326
*	Sibanye Stillwater Ltd. (SSW SJ)	965,757	1,125,926
	Southern Sun Ltd.	185,422	88,020
*	SPAR Group Ltd.	46,306	334,287
	Spur Corp. Ltd.	6,164	12,145
	Stadio Holdings Ltd.	45,933	16,776
	Standard Bank Group Ltd.	192,364	2,648,376
	Sun International Ltd.	55,001	141,816
	Super Group Ltd.	170,333	217,009
*	Telkom SA SOC Ltd.	123,448	190,425
	Thungela Resources Ltd. (TGA SJ)	51,884	374,210
	Tiger Brands Ltd.	39,898	537,202
#*	Transaction Capital Ltd.	153,674	25,231
	Truworths International Ltd.	103,013	655,948
	Tsogo Sun Ltd.	110,995	77,884
	Vodacom Group Ltd.	97,981	613,429
*	We Buy Cars Pty. Ltd.	50,218	102,974
	Wilson Bayly Holmes-Ovcon Ltd.	11,817	144,198
	Woolworths Holdings Ltd.	157,291	583,192
	Zeda Ltd.	59,300	48,767

TOTAL SOUTH AFRICA			38,959,946

		Shares	Value»
SOUTH KOREA — (13.3%)
	ABOV Semiconductor Co. Ltd.	2,124	$14,714
*	ADTechnology Co. Ltd.	1,694	21,647
	Advanced Nano Products Co. Ltd.	189	11,786
	Advanced Process Systems Corp.	4,914	62,797
	Aekyung Chemical Co. Ltd.	7,287	54,880
	Aekyung Industrial Co. Ltd.	4,005	46,020
*	Agabang&Company	11,770	38,163
	Ahnlab, Inc.	1,279	54,898
*	Air Busan Co. Ltd.	13,037	22,457
	AJ Networks Co. Ltd.	5,698	20,062
	Ajin Industrial Co. Ltd.	11,638	22,725
	AK Holdings, Inc.	670	6,050
*	Alteogen, Inc.	765	207,119
*	ALUKO Co. Ltd.	23,633	39,342
*	Amicogen, Inc.	6,097	20,749
*	Aminologics Co. Ltd.	6,820	5,922
	Amorepacific Corp.	1,708	144,166
	AMOREPACIFIC Group	3,225	51,970
*	Amotech Co. Ltd.	1,618	4,617
*	Anam Electronics Co. Ltd.	20,529	18,817
*	Ananti, Inc.	23,532	86,846
*	Anapass, Inc.	1,198	16,185
*	Anterogen Co. Ltd.	1,345	14,757
*	Aprogen Biologics	34,072	19,903
*	Aprogen, Inc.	1,913	1,476
*	APS, Inc.	3,191	14,422
	Asia Cement Co. Ltd.	7,032	54,529
	ASIA Holdings Co. Ltd.	283	51,856
	Asia Pacific Satellite, Inc.	1,665	13,899
	Asia Paper Manufacturing Co. Ltd.	6,915	40,519
	Atec Co. Ltd.	1,796	21,766
	Atinum Investment Co. Ltd.	13,565	25,059
	Avaco Co. Ltd.	1,995	22,463
	Baiksan Co. Ltd.	4,498	42,613
*	Beno Tnr, Inc.	3,933	10,867
	BGF Co. Ltd.	7,049	18,348
	BGF retail Co. Ltd.	1,668	139,562
	BGFecomaterials Co. Ltd.	9,172	22,398
	BH Co. Ltd.	10,562	126,241
*	BHI Co. Ltd.	4,074	33,180

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Binggrae Co. Ltd.	2,353	$107,115
	Bio Plus Co. Ltd.	9,528	36,495
*	Biodyne Co. Ltd.	3,385	50,408
*	Bioneer Corp.	2,357	40,506
	BioNote, Inc.	6,945	23,616
	BIT Computer Co. Ltd.	5,021	17,831
*	BNC Korea Co. Ltd.	6,833	23,661
	BNK Financial Group, Inc.	39,838	271,657
	Boditech Med, Inc.	3,922	44,364
	Boryung	7,317	58,717
	Brand X Co. Ltd.	2,076	12,456
*	Bukwang Pharmaceutical Co. Ltd.	4,963	17,422
	BYC Co. Ltd.	610	14,330
	Byucksan Corp.	14,139	20,344
*	C&C International Corp.	1,132	54,471
	C&G Hi Tech Co. Ltd.	2,033	18,344
*	Cafe24 Corp.	3,894	67,280
	Cape Industries Ltd.	6,603	22,930
	Caregen Co. Ltd.	4,970	60,711
*	Celltrion Pharm, Inc.	1,270	56,798
	Celltrion, Inc.	1,515	199,141
*	Chabiotech Co. Ltd.	3,774	46,903
	Cheil Worldwide, Inc.	16,719	222,974
	Chemtronics Co. Ltd.	3,293	46,095
	Cheryong Electric Co. Ltd.	2,618	98,872
*	Chips&Media, Inc.	3,062	30,474
*	Choil Aluminum Co. Ltd.	26,827	31,913
	Chong Kun Dang Pharmaceutical Corp.	2,016	149,386
	Chongkundang Holdings Corp.	712	28,685
*††	Chorokbaem Media Co. Ltd.	3,355	2,463
	Chosun Refractories Co. Ltd.	74	936
*	Chunbo Co. Ltd.	561	22,459
*	CJ CGV Co. Ltd.	24,789	100,768
	CJ CheilJedang Corp.	2,365	467,932
	CJ Corp.	3,699	274,229
*	CJ ENM Co. Ltd.	4,449	202,180
	CJ Freshway Corp.	2,553	32,671
	CJ Logistics Corp.	2,631	166,808
*	CJ Seafood Corp.	3,549	8,162
*	CKD Bio Corp.	750	13,832
	Classys, Inc.	3,279	119,647
	CLIO Cosmetics Co. Ltd.	1,322	21,061

		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co. Ltd.	16,036	$24,190
*	CoAsia Corp.	1,334	4,393
*	Com2uS Holdings Corp.	1,273	21,474
	Com2uSCorp.	2,623	82,165
*	ContentreeJoongAng Corp.	1,756	11,551
	Coocon Corp.	2,027	19,577
*	Corentec Co. Ltd.	1,315	5,881
	Cosmax, Inc.	2,149	233,972
*	Cosmecca Korea Co. Ltd.	1,671	95,285
*	CosmoAM&T Co. Ltd.	855	63,437
*	Cosmochemical Co. Ltd.	2,431	37,378
	Coway Co. Ltd.	13,480	615,861
	COWELL FASHION Co. Ltd.	3,616	5,934
	Cowintech Co. Ltd.	1,863	18,595
	CR Holdings Co. Ltd.	1,168	4,812
*	Creative & Innovative System	11,789	74,330
	Creverse, Inc.	731	8,412
*	CrystalGenomics Invites Co. Ltd.	8,327	15,016
	CS Wind Corp.	4,217	177,522
*	CTC BIO, Inc.	2,105	11,872
*	Cube Entertainment, Inc.	1,822	17,081
	Cuckoo Holdings Co. Ltd.	3,529	62,134
	Cuckoo Homesys Co. Ltd.	1,770	28,429
	Cymechs, Inc.	857	6,753
	D.I Corp.	1,927	25,100
*	DA Technology Co. Ltd.	31,140	4,581
	Dae Won Kang Up Co. Ltd.	14,791	42,190
*	Daea TI Co. Ltd.	4,923	9,475
*	Daechang Co. Ltd.	20,462	18,364
	Daechang Forging Co. Ltd.	5,890	21,599
	Daedong Corp.	6,323	37,853
	Daeduck Co. Ltd.	7,633	34,295
	Daeduck Electronics Co. Ltd.	10,239	125,839
	Daehan Flour Mill Co. Ltd.	235	22,600
	Daehan New Pharm Co. Ltd.	3,261	18,339
	Daehan Steel Co. Ltd.	4,106	39,630
*	Dae-Il Corp.	11,490	30,322

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daejoo Electronic Materials Co. Ltd.	708	$54,889
	Daejung Chemicals & Metals Co. Ltd.	664	6,786
	Daesang Corp.	9,817	146,152
	Daesang Holdings Co. Ltd.	5,289	33,532
	Daesung Energy Co. Ltd.	2,796	18,654
*	Daesung Industrial Co. Ltd.	3,351	8,360
*	Daewon Cable Co. Ltd.	12,805	25,329
	Daewon Pharmaceutical Co. Ltd.	2,654	27,496
*	Daewoo Engineering & Construction Co. Ltd.	71,882	183,289
	Daewoong Co. Ltd.	5,933	111,207
	Daewoong Pharmaceutical Co. Ltd.	1,325	152,018
	Daihan Pharmaceutical Co. Ltd.	2,053	37,344
	Daishin Securities Co. Ltd.	7,693	95,645
*	Danal Co. Ltd.	17,708	40,270
	Daol Investment & Securities Co. Ltd.	13,713	27,751
	Daou Data Corp.	6,482	51,229
	Daou Technology, Inc.	9,379	124,165
*	Dasan Networks, Inc.	13,488	33,290
*	Dawonsys Co. Ltd.	7,039	56,429
	DB Financial Investment Co. Ltd.	5,036	19,682
	DB HiTek Co. Ltd.	8,385	233,369
	DB Insurance Co. Ltd.	12,292	968,844
*	DB, Inc.	36,819	42,660
*	Dear U Co. Ltd.	1,436	34,091
	Dentium Co. Ltd.	1,912	108,550
	Deutsch Motors, Inc.	5,727	19,232
	Device ENG Co. Ltd.	1,138	10,762
*	Devsisters Co. Ltd.	860	22,524
*	Dexter Studios Co. Ltd.	2,247	12,122
	DGB Financial Group, Inc.	50,796	299,723
	DI Dong Il Corp.	2,610	72,830
	Digital Daesung Co. Ltd.	3,688	19,714
*	DIO Corp.	1,795	21,646
	DIT Corp.	1,424	14,256
*	DK Tech Co. Ltd.	4,494	26,629

		Shares	Value»
SOUTH KOREA — (Continued)
	DL E&C Co. Ltd.	9,667	$216,195
	DL Holdings Co. Ltd.	3,665	108,475
	DMS Co. Ltd.	7,061	28,050
	DN Automotive Corp.	8,580	119,287
	Dohwa Engineering Co. Ltd.	3,144	15,153
	Dong-A Socio Holdings Co. Ltd.	1,417	127,283
	Dong-A ST Co. Ltd.	1,189	65,788
	Dongbang Transport Logistics Co. Ltd.	14,000	23,230
	Dongjin Semichem Co. Ltd.	8,764	168,941
	Dongkoo Bio & Pharma Co. Ltd.	6,563	25,469
	DongKook Pharmaceutical Co. Ltd.	7,685	99,721
	Dongkuk Holdings Co. Ltd.	5,615	31,967
	Dongkuk Industries Co. Ltd.	4,987	24,209
	Dongkuk Steel Mill Co. Ltd.	5,731	36,116
*	Dongkuk Structures & Construction Co. Ltd.	8,792	15,956
	Dongsuh Cos., Inc.	2,720	52,316
	Dongsung Chemical Co. Ltd.	11,003	34,255
	Dongsung Finetec Co. Ltd.	3,745	29,741
*	Dongsung Pharmaceutical Co. Ltd.	2,125	6,836
*	Dongwha Enterprise Co. Ltd.	3,761	29,640
	Dongwha Pharm Co. Ltd.	5,228	28,406
	Dongwon Development Co. Ltd.	10,063	18,434
	Dongwon F&B Co. Ltd.	2,865	65,707
	Dongwon Metal Co. Ltd.	8,130	7,530
	Dongwon Systems Corp.	1,774	64,788
	Dongwoon Anatech Co. Ltd.	4,302	67,354
	Dongyang E&P, Inc.	2,102	28,564
	Doosan Bobcat, Inc.	15,576	419,387
	Doosan Co. Ltd.	861	123,200

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Enerbility Co. Ltd.	41,164	$591,442
*	Doosan Fuel Cell Co. Ltd.	4,657	58,357
	Doosan Tesna, Inc.	3,625	77,572
	DoubleUGames Co. Ltd.	3,548	136,418
	Douzone Bizon Co. Ltd.	4,330	184,620
*	Dream Security Co. Ltd.	11,556	28,511
	Dreamtech Co. Ltd.	11,103	67,546
	DSC Investment, Inc.	3,625	7,429
*	DSK Co. Ltd.	1,675	5,975
	Duck Yang Industry Co. Ltd.	3,747	9,034
*	Duk San Neolux Co. Ltd.	2,368	46,700
*	Duksan Hi-Metal Co. Ltd.	3,400	11,232
*	Duksan Techopia Co. Ltd.	795	21,508
	Duksung Co. Ltd.	3,459	16,560
	DY Corp.	4,514	15,084
	DY POWER Corp.	2,826	25,061
*††	E Investment&Development Co. Ltd.	12,639	2,390
	Easy Holdings Co. Ltd.	8,326	15,621
*	Echo Marketing, Inc.	3,697	28,120
*††	Eco Volt Co. Ltd.	3,420	2,168
*	Eco&Dream Co. Ltd.	1,250	34,400
	Ecoplastic Corp.	13,691	27,822
*	Ecopro BM Co. Ltd.	2,709	330,593
*	Ecopro Co. Ltd.	2,148	121,768
	Ecopro HN Co. Ltd.	2,161	72,564
	Elensys Co. Ltd.	3,753	13,847
	Elentec Co. Ltd.	7,098	27,798
	E-MART, Inc.	5,521	259,845
*	EMRO, Inc.	997	37,478
	EM-Tech Co. Ltd.	1,387	24,786
*	Enchem Co. Ltd.	468	58,393
	ENF Technology Co. Ltd.	3,819	44,202
*	Enzychem Lifesciences Corp.	21,385	21,908
	Eo Technics Co. Ltd.	353	42,808
*	Eubiologics Co. Ltd.	3,110	34,583
	Eugene Corp.	11,560	28,545
	Eugene Investment & Securities Co. Ltd.	18,568	52,901
	Eugene Technology Co. Ltd.	1,704	45,505

		Shares	Value»
SOUTH KOREA — (Continued)
	Eusu Holdings Co. Ltd.	1,834	$6,794
*	EV Advanced Material Co. Ltd.	13,265	19,905
*	E-World	14,494	18,008
*	Exem Co. Ltd.	12,943	16,066
	Exicon Co. Ltd.	1,062	9,366
	F&F Co. Ltd.	3,964	178,535
	F&F Holdings Co. Ltd.	2,675	26,105
	FarmStory Co. Ltd.	9,682	9,121
	Fila Holdings Corp.	5,357	154,612
*	Fine M-Tec Co. Ltd.	6,734	28,420
	Fine Semitech Corp.	1,154	15,373
*††	Flask Co. Ltd.	16,391	3,516
*	Foosung Co. Ltd.	6,078	27,385
	Fursys, Inc.	253	7,665
	Gabia, Inc.	1,031	10,052
*	GAEASOFT	3,256	21,982
	Galaxia Moneytree Co. Ltd.	4,303	26,334
*	GAMSUNG Corp. Co. Ltd.	20,517	53,849
*	Gaon Cable Co. Ltd.	1,182	32,068
	GC Cell Corp.	1,308	32,845
*	GeneOne Life Science, Inc.	10,305	18,619
*	Genexine, Inc.	6,736	35,475
*	GENOLUTION, Inc.	2,468	5,071
	Geumhwa PSC Co. Ltd.	926	18,419
	Global Standard Technology Co. Ltd.	5,152	56,427
*	Global Tax Free Co. Ltd.	12,318	35,576
*	GnBS eco Co. Ltd.	8,882	20,894
	GnCenergy Co. Ltd.	4,142	15,088
	GOLFZON Co. Ltd.	1,890	88,290
	Golfzon Newdin Holdings Co. Ltd.	6,991	19,128
	Gradiant Corp.	2,575	22,389
	Grand Korea Leisure Co. Ltd.	8,227	67,968
	Green Cross Corp.	626	73,376
	Green Cross Holdings Corp.	7,420	87,881
	Green Cross Wellbeing Corp.	2,779	22,170
*††	Green Pine Tree Co. Ltd.	1,215	330
*	GS Engineering & Construction Corp.	19,733	253,353
	GS Global Corp.	21,081	47,431
	GS Holdings Corp. (078930 KS)	13,005	387,367

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Retail Co. Ltd.	12,710	$198,999
	Gwangju Shinsegae Co. Ltd.	821	17,667
	HAESUNG DS Co. Ltd.	5,264	100,667
	Haesung Industrial Co. Ltd.	3,320	16,054
	Han Kuk Carbon Co. Ltd.	4,048	31,723
	Hana Financial Group, Inc.	45,279	1,953,540
	Hana Materials, Inc.	1,848	39,390
	Hana Micron, Inc.	10,966	88,442
	Hana Pharm Co. Ltd.	2,116	17,054
*	Hana Technology Co. Ltd.	567	11,535
	Hana Tour Service, Inc.	2,739	97,178
*	Hanall Biopharma Co. Ltd.	1,468	46,538
	Hancom, Inc.	3,601	49,072
	Handok, Inc.	1,224	12,261
	Handsome Co. Ltd.	4,762	53,563
	Hanil Cement Co. Ltd.	9,320	95,376
	Hanil Feed Co. Ltd.	4,094	12,141
	Hanil Holdings Co. Ltd.	4,735	47,830
	Hanil Hyundai Cement Co. Ltd.	1,730	17,232
	Hanjin Kal Corp.	2,099	128,112
	Hanjin Transportation Co. Ltd.	3,082	42,668
	Hankook Cosmetics Manufacturing Co. Ltd.	440	23,374
	Hankook Shell Oil Co. Ltd.	209	48,996
	Hankook Tire & Technology Co. Ltd.	22,148	564,078
	Hanmi Pharm Co. Ltd.	1,125	259,576
	Hanmi Science Co. Ltd.	2,271	78,126
	Hanmi Semiconductor Co. Ltd.	4,048	263,354
	HanmiGlobal Co. Ltd.	2,616	27,495
	Hannong Chemicals, Inc.	1,442	17,985
	Hanon Systems	41,752	119,219
	Hansae Co. Ltd.	6,871	76,254
	Hanshin Machinery Co.	5,550	13,353
	Hansol Chemical Co. Ltd.	2,437	220,942
	Hansol Paper Co. Ltd.	6,186	41,920

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Technics Co. Ltd.	7,244	$22,766
	Hanssem Co. Ltd.	989	37,955
	Hanwha Aerospace Co. Ltd.	3,773	998,311
	Hanwha Corp.	4,535	91,701
*	Hanwha Engine	3,339	34,264
*	Hanwha Galleria Corp.	32,339	29,914
	Hanwha General Insurance Co. Ltd.	23,739	82,042
*	Hanwha Industrial Solutions Co. Ltd.	4,179	128,095
*	Hanwha Investment & Securities Co. Ltd.	40,945	104,762
	Hanwha Life Insurance Co. Ltd.	47,255	100,821
*	Hanwha Ocean Co. Ltd.	1,368	26,330
	Hanwha Solutions Corp.	17,227	264,544
	Hanwha Systems Co. Ltd.	7,976	104,780
*	Hanyang Digitech Co. Ltd.	1,331	11,385
	Hanyang Eng Co. Ltd.	4,208	51,647
	Hanyang Securities Co. Ltd.	4,035	36,012
	Harim Co. Ltd.	16,057	33,335
	Harim Holdings Co. Ltd.	18,849	73,411
	HB SOLUTION Co. Ltd.	5,281	14,112
	HB Technology Co. Ltd.	17,460	28,359
	HD Hyundai Co. Ltd.	11,022	635,955
	HD Hyundai Construction Equipment Co. Ltd.	4,758	176,628
	HD Hyundai Electric Co. Ltd.	2,580	603,858
*	HD Hyundai Energy Solutions Co. Ltd.	1,525	25,227
*	HD Hyundai Heavy Industries Co. Ltd.	830	109,289
	HD Hyundai Infracore Co. Ltd.	55,570	265,963
*	HD HYUNDAI MIPO	1,581	125,054
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,780	235,513
	HDC Holdings Co. Ltd.	9,993	81,257

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Development Co-Engineering & Construction, Class E	12,022	$172,329
*	HD-Hyundai Marine Engine	1,875	25,829
	Hecto Financial Co. Ltd.	805	9,537
	Hecto Innovation Co. Ltd.	2,910	26,083
*	Helixmith Co. Ltd.	7,814	20,618
*	Heung-A Shipping Co. Ltd.	18,027	24,965
	HFR, Inc.	2,822	19,678
	High Tech Pharm Co. Ltd.	1,348	14,636
	Hite Jinro Co. Ltd.	9,973	152,915
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	7,392
	HK inno N Corp.	1,874	67,015
	HL Holdings Corp.	2,259	57,073
	HL Mando Co. Ltd.	11,013	287,685
*	HLB Biostep Co. Ltd.	2,130	3,255
*	HLB Life Science Co. Ltd.	5,134	32,709
*	HLB Therapeutics Co. Ltd.	4,624	30,811
*	HLB, Inc.	3,258	154,572
	HMM Co. Ltd.	26,299	324,910
*	Home Center Holdings Co. Ltd.	39,155	22,974
*	Homecast Co. Ltd.	5,233	10,119
	Hotel Shilla Co. Ltd.	4,572	146,824
	HS Hyosung Advanced Materials Corp.	755	144,835
*	HS Hyosung Corp.	484	13,976
	HS Industries Co. Ltd.	12,772	39,341
*	Hugel, Inc.	1,012	199,061
*	Humasis Co. Ltd.	12,853	18,109
*	Humedix Co. Ltd.	2,350	51,702
	Huons Co. Ltd.	2,524	49,969
	Huons Global Co. Ltd.	2,333	57,973
	Husteel Co. Ltd.	11,607	33,517
	Huvitz Co. Ltd.	1,378	8,963
	Hwa Shin Co. Ltd.	8,944	56,505
*	Hwail Pharm Co. Ltd.	17,470	17,471
	Hwaseung Enterprise Co. Ltd.	3,470	23,031
	HYBE Co. Ltd.	1,588	212,716
	Hy-Lok Corp.	2,373	40,434
	Hyosung Corp.	2,175	78,219

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	900	$258,839
	Hyosung TNC Corp.	765	170,237
	Hyundai Autoever Corp.	1,235	119,474
	Hyundai Bioland Co. Ltd.	4,346	16,110
*	Hyundai BNG Steel Co. Ltd.	2,374	22,735
	HYUNDAI Corp.	2,516	34,996
	Hyundai Corp. Holdings, Inc.	1,349	10,221
	Hyundai Department Store Co. Ltd.	5,432	184,671
	Hyundai Elevator Co. Ltd.	5,247	179,362
	Hyundai Engineering & Construction Co. Ltd.	13,176	265,367
	Hyundai Ezwel Co. Ltd.	2,078	8,400
	Hyundai Futurenet Co. Ltd.	11,431	32,379
	Hyundai GF Holdings	9,217	29,760
	Hyundai Glovis Co. Ltd.	9,706	853,956
	Hyundai Green Food	8,491	71,618
	Hyundai Home Shopping Network Corp.	1,744	60,091
*	Hyundai Livart Furniture Co. Ltd.	1,211	6,967
	Hyundai Marine & Fire Insurance Co. Ltd.	16,530	362,697
	Hyundai Mobis Co. Ltd.	5,702	1,024,836
	Hyundai Motor Co.	23,373	3,600,152
	Hyundai Motor Securities Co. Ltd.	4,693	29,771
	Hyundai Pharmaceutical Co. Ltd.	2,220	6,224
	Hyundai Rotem Co. Ltd.	10,495	470,972
	Hyundai Steel Co.	14,852	271,481
	Hyundai Wia Corp.	5,777	173,516
	HyVision System, Inc.	2,950	36,652
	i3system, Inc.	980	27,051
*	ICD Co. Ltd.	4,786	16,144
*	Icure Pharm, Inc.	11,284	18,621
	iFamilySC Co. Ltd.	2,397	32,474
*	Il Dong Pharmaceutical Co. Ltd.	2,726	26,694
	Iljin Diamond Co. Ltd.	1,775	15,572

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Electric Co. Ltd.	6,672	$119,066
*	Iljin Hysolus Co. Ltd.	1,135	17,128
	Iljin Power Co. Ltd.	2,512	17,866
	Ilshin Spinning Co. Ltd.	4,566	26,496
	ILSUNG IS	1,470	16,804
	Ilyang Pharmaceutical Co. Ltd.	2,281	20,820
	iMarketKorea, Inc.	6,912	42,045
	InBody Co. Ltd.	2,313	40,765
	Incross Co. Ltd.	2,882	15,430
	Industrial Bank of Korea	49,388	503,048
*	Infinitt Healthcare Co. Ltd.	1,736	5,359
	Innocean Worldwide, Inc.	7,780	111,370
	InnoWireless Co. Ltd.	2,276	28,447
	Innox Advanced Materials Co. Ltd.	4,902	86,659
*	Insun ENT Co. Ltd.	4,769	19,217
*	Insung Information Co. Ltd.	11,363	17,442
	Intellian Technologies, Inc.	967	36,015
	Intelligent Digital Integrated Security Co. Ltd.	1,117	11,811
*	Interflex Co. Ltd.	3,522	25,751
††	Interojo Co. Ltd.	1,357	18,364
	INTOPS Co. Ltd.	4,045	58,632
	iNtRON Biotechnology, Inc.	2,094	8,842
	IS Dongseo Co. Ltd.	6,768	98,497
	ISC Co. Ltd.	983	45,553
	i-SENS, Inc.	2,624	36,436
*	ISU Abxis Co. Ltd.	4,524	20,184
*	ISU Chemical Co. Ltd.	4,926	27,313
*	ISU Specialty Chemical	3,035	88,368
	IsuPetasys Co. Ltd.	8,553	217,892
*	ITEK, Inc.	4,340	17,394
*	ITM Semiconductor Co. Ltd.	834	11,125
*	Jahwa Electronics Co. Ltd.	4,148	47,957
	JB Financial Group Co. Ltd.	30,292	392,981
*	Jeju Air Co. Ltd.	10,395	71,596
	Jeju Bank	2,192	13,347
*	Jeju Semiconductor Corp.	4,676	40,063
*	Jin Air Co. Ltd.	6,402	51,912
	Jinsung T.E.C	4,760	29,458

		Shares	Value»
SOUTH KOREA — (Continued)
*	JNK Global Co. Ltd.	7,583	$19,869
*	JNTC Co. Ltd.	4,923	73,619
*	JoyCity Corp.	19,057	22,283
	Jusung Engineering Co. Ltd.	8,449	185,770
	JVM Co. Ltd.	1,905	28,363
	JW Holdings Corp.	8,366	18,143
	JW Life Science Corp.	3,833	30,277
	JW Pharmaceutical Corp.	3,479	67,677
	JYP Entertainment Corp.	5,162	181,567
	K Car Co. Ltd.	3,260	30,612
	K Ensol Co. Ltd.	1,765	19,867
	Kakao Corp.	11,384	302,993
*	Kakao Games Corp.	7,899	100,980
	KakaoBank Corp.	14,128	220,260
*	Kakaopay Corp.	2,701	47,631
*	Kangstem Biotech Co. Ltd.	2,186	3,359
*	Kangwon Energy Co. Ltd.	1,664	14,935
	Kangwon Land, Inc.	16,809	216,815
	KB Financial Group, Inc. (105560 KS)	41,258	2,684,609
*	KBI Metal Co. Ltd.	8,009	15,426
	KC Co. Ltd.	2,678	36,469
	KC Tech Co. Ltd.	2,107	54,212
	KCC Corp.	1,063	201,494
	KCC Glass Corp.	3,404	96,563
	KCTC	5,481	17,874
	KEC Corp.	44,559	28,925
	KEPCO Engineering & Construction Co., Inc.	1,326	65,509
	KEPCO Plant Service & Engineering Co. Ltd.	6,558	211,890
	KG Chemical Corp.	11,891	34,048
	KG Dongbusteel	20,205	99,608
	KG Eco Solution Co. Ltd.	11,316	42,460
*††	KG Mobility Co.	21,140	68,710
	Kginicis Co. Ltd.	5,828	38,494
	KGMobilians Co. Ltd.	4,218	13,645
	KH Vatec Co. Ltd.	8,741	58,294
	Kia Corp.	39,167	2,590,071
*	Kib Plug Energy	61,842	18,137
	KINX, Inc.	780	39,263
	KISCO Corp.	6,487	41,805
	KISCO Holdings Co. Ltd.	1,500	23,234
	KISWIRE Ltd.	3,062	42,537
	KIWOOM Securities Co. Ltd.	3,553	344,091

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KMW Co. Ltd.	3,610	$20,676
*	KNJ Co. Ltd.	2,471	28,201
	Koentec Co. Ltd.	4,885	26,121
	Koh Young Technology, Inc.	5,307	41,707
	Kolmar BNH Co. Ltd.	1,457	14,892
	Kolmar Holdings Co. Ltd.	7,911	40,258
	Kolmar Korea Co. Ltd.	4,189	212,998
	Kolon Corp.	2,058	21,484
	Kolon Enp, Inc.	5,452	22,299
	Kolon Industries, Inc.	6,741	158,021
*	Kolon Life Science, Inc.	569	7,745
	Kolon Mobility Group Corp.	4,131	6,911
	KoMiCo Ltd.	1,487	53,724
	KONA I Co. Ltd.	1,584	17,215
	Korea Aerospace Industries Ltd.	11,638	490,839
	Korea Airport Service Co. Ltd.	622	25,351
	Korea Alcohol Industrial Co. Ltd.	4,444	29,062
	Korea Asset In Trust Co. Ltd.	25,123	53,082
*	Korea Circuit Co. Ltd.	2,773	20,043
*	Korea District Heating Corp.	516	17,061
*	Korea Electric Power Corp. (015760 KS)	11,212	187,449
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	22,118	184,685
	Korea Electric Terminal Co. Ltd.	2,475	136,512
	Korea Electronic Power Industrial Development Co. Ltd.	2,715	24,795
	Korea Fuel-Tech Corp.	8,951	32,508
*	Korea Gas Corp.	3,926	111,035
*	Korea Information & Communications Co. Ltd.	6,679	39,037
	Korea Information Certificate Authority, Inc.	5,485	16,025
	Korea Investment Holdings Co. Ltd.	9,792	543,445
*	Korea Line Corp.	73,954	96,738
	Korea Movenex Co. Ltd.	13,865	35,898

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Parts & Fasteners Co. Ltd.	2,318	$6,761
	Korea Petrochemical Ind Co. Ltd.	1,069	83,107
	Korea Petroleum Industries Co.	2,564	29,640
	Korea Ratings Corp.	187	11,546
	Korea Real Estate Investment & Trust Co. Ltd.	52,543	39,636
	Korea United Pharm, Inc.	3,544	53,208
	Korean Air Lines Co. Ltd.	52,230	901,586
	Korean Reinsurance Co.	36,721	250,407
	Kortek Corp.	1,475	8,721
*	KOSES Co. Ltd.	1,922	12,033
	KPX Chemical Co. Ltd.	267	9,101
*	Krafton, Inc.	4,924	1,177,181
	KSS LINE Ltd.	7,511	52,331
	KT Skylife Co. Ltd.	8,062	29,307
	KT&G Corp.	9,315	739,929
	KTCS Corp.	13,776	28,388
	Ktis Corp.	3,971	7,614
	Kukdong Oil & Chemicals Co. Ltd.	7,190	19,417
*	Kum Yang Co. Ltd.	1,022	30,431
*	Kumho HT, Inc.	28,694	13,385
	Kumho Petrochemical Co. Ltd.	2,584	266,087
*	Kumho Tire Co., Inc.	48,721	156,179
	Kumkang Kind Co. Ltd.	2,884	8,531
	Kwang Dong Pharmaceutical Co. Ltd.	12,453	49,792
	Kyeryong Construction Industrial Co. Ltd.	2,344	22,479
	Kyobo Securities Co. Ltd.	6,546	25,313
††	Kyongbo Pharmaceutical Co. Ltd.	1,496	6,049
	Kyung Dong Navien Co. Ltd.	1,772	110,952
	Kyungdong Pharm Co. Ltd.	2,400	10,981
	Kyung-In Synthetic Corp.	5,621	12,177
	L&C Bio Co. Ltd.	1,035	13,319
*	L&F Co. Ltd.	847	71,747
*	LabGenomics Co. Ltd.	10,672	26,621

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lake Materials Co. Ltd.	10,551	$112,124
*	LB Semicon, Inc.	8,752	27,890
	LEADCORP, Inc.	2,772	8,622
	Lee Ku Industrial Co. Ltd.	6,694	21,412
	LEENO Industrial, Inc.	1,540	200,655
	LF Corp.	4,409	47,720
	LG Chem Ltd.	4,173	938,275
	LG Corp.	8,807	481,264
*	LG Display Co. Ltd. (034220 KS)	87,163	665,764
	LG Electronics, Inc.	23,387	1,506,080
*	LG Energy Solution Ltd.	1,433	420,543
	LG H&H Co. Ltd.	1,158	277,222
	LG HelloVision Co. Ltd.	17,581	33,180
	LG Innotek Co. Ltd.	3,574	453,685
	LG Uplus Corp.	64,124	464,754
	LIG Nex1 Co. Ltd.	2,080	370,207
*	LigaChem Biosciences, Inc.	915	84,938
	LOT Vacuum Co. Ltd.	1,947	13,970
	Lotte Chemical Corp.	2,331	160,232
	Lotte Chilsung Beverage Co. Ltd.	1,710	151,106
	Lotte Corp.	6,260	108,273
*	Lotte Data Communication Co.	2,142	35,072
	Lotte Energy Materials Corp.	2,118	57,485
	LOTTE Fine Chemical Co. Ltd.	4,747	158,903
*	Lotte Non-Life Insurance Co. Ltd.	23,223	38,045
	Lotte Rental Co. Ltd.	6,390	133,063
	Lotte Shopping Co. Ltd.	2,468	117,595
*	Lotte Tour Development Co. Ltd.	4,241	29,668
	Lotte Wellfood Co. Ltd.	1,009	95,336
	LS Corp.	3,216	241,605
	LS Eco Energy Ltd.	2,984	58,782
	LS Electric Co. Ltd.	2,612	273,753
	LS Marine Solution Co. Ltd.	2,112	22,080
	LS SECURITIES Co. Ltd.	4,859	15,537
*	LVMC Holdings	21,815	34,424
	LX Hausys Ltd.	2,771	79,229
	LX Holdings Corp.	11,895	61,340

		Shares	Value»
SOUTH KOREA — (Continued)
	LX International Corp.	11,432	$251,039
	LX Semicon Co. Ltd.	3,380	149,318
	M.I.Tech Co. Ltd.	2,143	13,114
	Macquarie Korea Infrastructure Fund	41,986	362,456
	Macrogen, Inc.	1,693	21,617
	Maeil Dairies Co. Ltd.	1,774	49,325
	MAKUS, Inc.	3,327	20,854
*††	Manho Rope & Wire Ltd.	286	6,319
*	Manyo Co. Ltd.	1,639	21,463
	Mcnex Co. Ltd.	5,226	65,328
*	MDS Tech, Inc.	17,151	12,853
*	ME2ON Co. Ltd.	10,493	16,201
	Mediana Co. Ltd.	3,641	12,256
*	Medipost Co. Ltd.	6,446	30,764
*	Medytox, Inc.	465	57,538
	Meerecompany, Inc.	533	7,019
	MegaStudy Co. Ltd.	1,099	8,929
	MegaStudyEdu Co. Ltd.	2,659	82,723
	Meritz Financial Group, Inc.	16,623	1,230,236
	META BIOMED Co. Ltd.	5,245	15,647
	Mgame Corp.	7,080	32,158
*	MiCo Ltd.	4,582	31,288
*	Micro Digital Co. Ltd.	3,450	28,650
*	Mirae Asset Life Insurance Co. Ltd.	18,304	69,351
	Mirae Asset Securities Co. Ltd.	35,370	230,611
*	Mirae Asset Venture Investment Co. Ltd.	5,885	19,864
	Miwon Commercial Co. Ltd.	251	36,684
	Miwon Specialty Chemical Co. Ltd.	325	33,370
	MK Electron Co. Ltd.	5,111	28,951
*	MNTech Co. Ltd.	3,318	24,274
*	Mobase Electronics Co. Ltd.	20,515	26,300
	Modetour Network, Inc.	2,818	20,292
*	MONAYONGPYONG	4,568	12,418
	Moorim P&P Co. Ltd.	2,932	5,825
	Motonic Corp.	1,465	9,200
	Motrex Co. Ltd.	5,448	39,241
	mPlus Corp.	2,805	18,587
	MS Autotech Co. Ltd.	13,302	29,754
	Multicampus Co. Ltd.	345	7,373
	Myoung Shin Industrial Co. Ltd.	11,028	107,426

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namhae Chemical Corp.	3,990	$18,824
*	Namsun Aluminum Co. Ltd.	40,282	39,796
*	Namuga Co. Ltd.	4,008	35,210
	Namyang Dairy Products Co. Ltd.	86	42,969
	Nasmedia Co. Ltd.	1,387	15,391
*	Nature & Environment Co. Ltd.	20,996	9,078
	Nature Holdings Co. Ltd.	4,418	31,694
	NAVER Corp.	2,519	308,129
	NCSoft Corp.	969	152,125
	NeoPharm Co. Ltd.	4,126	38,314
	Neosem, Inc.	2,906	23,472
	Neowiz	4,113	61,836
*	Nepes Ark Corp.	4,071	38,328
*	NEPES Corp.	3,519	19,852
*	Neptune Co.	4,171	15,596
*Ω	Netmarble Corp.	1,982	82,847
	New Power Plasma Co. Ltd.	8,423	29,462
*	Newflex Technology Co. Ltd.	3,734	13,915
	Nexen Corp.	9,583	31,538
	Nexen Tire Corp.	12,451	60,693
*	Nexon Games Co. Ltd.	2,784	28,583
	NEXTIN, Inc.	2,178	101,102
	NH Investment & Securities Co. Ltd.	31,759	305,820
	NHN Corp.	4,774	58,060
	NHN KCP Corp.	5,041	26,387
	NICE Holdings Co. Ltd.	7,961	64,936
	Nice Information & Telecommunication, Inc.	2,355	31,866
	NICE Information Service Co. Ltd.	7,223	57,983
	NICE Total Cash Management Co. Ltd.	2,475	9,229
	Nong Shim Holdings Co. Ltd.	533	26,069
	NongShim Co. Ltd.	632	171,047
	NOROO Paint & Coatings Co. Ltd.	5,290	32,095
	NOVAREX Co. Ltd.	5,483	38,818
	OCI Co. Ltd.	1,956	101,633
	OCI Holdings Co. Ltd.	4,954	245,455
*	Okins Electronics Co. Ltd.	2,894	12,197

		Shares	Value»
SOUTH KOREA — (Continued)
	ONEJOON Co. Ltd.	2,010	$19,781
	Opasnet Co. Ltd.	1,536	9,742
	OptoElectronics Solutions Co. Ltd.	883	6,507
	Oriental Precision & Engineering Co. Ltd.	410	982
	Orion Corp.	5,982	431,129
	Orion Holdings Corp.	9,388	114,105
*	Osang Healthcare Co. Ltd.	1,314	12,405
*	OSTEONIC Co. Ltd.	5,143	21,368
*††	Osung Advanced Materials Co. Ltd.	9,664	11,891
	Ottogi Corp.	667	203,214
	Paik Kwang Industrial Co. Ltd.	4,701	32,235
	Pan Ocean Co. Ltd.	70,805	181,464
	Pang Rim Co. Ltd.	5,498	12,746
	Paradise Co. Ltd.	13,980	106,728
	Park Systems Corp.	1,265	194,276
	Partron Co. Ltd.	17,062	87,849
	Paseco Co. Ltd.	1,000	4,188
*	Pearl Abyss Corp.	891	24,852
*	People & Technology, Inc.	4,959	186,386
	PHA Co. Ltd.	2,750	19,600
	PharmaResearch Co. Ltd.	1,188	192,924
*	PharmGen Science, Inc.	1,673	5,743
*	Pharmicell Co. Ltd.	4,555	16,594
*	Philenergy Co. Ltd.	136	1,662
	Philoptics Co. Ltd.	2,005	29,272
*	PI Advanced Materials Co. Ltd.	1,397	20,749
*	Pond Group Co. Ltd.	2,084	8,971
*	PonyLink Co. Ltd.	13,357	12,867
	Poongsan Corp.	4,092	204,671
	Poongsan Holdings Corp.	2,082	41,108
	Posco DX Co. Ltd.	8,271	161,585
	POSCO Future M Co. Ltd.	564	90,580
	POSCO Holdings, Inc. (005490 KS)	7,820	1,884,240
	Posco International Corp.	9,203	345,350
	Posco M-Tech Co. Ltd.	1,400	16,133
	POSCO Steeleon Co. Ltd.	1,461	38,089
*	Power Logics Co. Ltd.	7,250	26,292
	Protec Co. Ltd.	1,282	30,845

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	PSK, Inc.	5,349	$79,015
	Pulmuone Co. Ltd.	2,957	22,251
	Pumtech Korea Co. Ltd.	2,037	54,268
*	Rainbow Robotics	329	28,837
*	Ray Co. Ltd.	2,122	12,660
*	Refine Co. Ltd.	2,354	23,258
	Reyon Pharmaceutical Co. Ltd.	2,064	24,241
	RFHIC Corp.	2,728	25,437
*	RFTech Co. Ltd.	6,418	14,013
	Rorze Systems Corp.	1,322	17,932
	S Net Systems, Inc.	2,828	7,515
	S&S Tech Corp.	3,911	65,115
	S-1 Corp.	3,791	177,317
	Sajo Industries Co. Ltd.	304	14,772
	Sajodaerim Corp.	1,071	33,875
	Sajodongaone Co. Ltd.	12,597	9,497
*	Sam Chun Dang Pharm Co. Ltd.	449	43,545
	Sam Young Electronics Co. Ltd.	2,072	14,648
	Sam Yung Trading Co. Ltd.	3,091	28,510
	Sam-A Aluminum Co. Ltd.	398	14,552
	Sambo Motors Co. Ltd.	4,739	14,563
*	Sambu Engineering & Construction Co. Ltd.	15,885	5,981
	Samchully Co. Ltd.	401	26,211
	SAMHWA Paints Industrial Co. Ltd.	5,105	27,066
	Samick THK Co. Ltd.	1,032	6,625
*	Samil Pharmaceutical Co. Ltd.	2,221	25,528
	Samji Electronics Co. Ltd.	1,801	11,358
	Samjin Pharmaceutical Co. Ltd.	1,982	26,372
*	Samkee Corp.	7,045	7,307
	Sammok S-Form Co. Ltd.	925	14,456
	SAMPYO Cement Co. Ltd.	12,769	28,362
*Ω	Samsung Biologics Co. Ltd.	880	636,451
	Samsung C&T Corp.	9,148	772,424
	Samsung Card Co. Ltd. (029780 KS)	6,980	203,378

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	7,228	$614,561
	Samsung Electronics Co. Ltd. (005930 KS)	365,063	15,500,935
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	4,188,345
*	Samsung Engineering Co. Ltd.	37,489	482,480
	Samsung Fire & Marine Insurance Co. Ltd.	5,693	1,380,215
*	Samsung Heavy Industries Co. Ltd.	36,663	252,894
	Samsung Life Insurance Co. Ltd.	7,498	548,662
*	Samsung Pharmaceutical Co. Ltd.	8,615	9,746
	Samsung Publishing Co. Ltd.	1,438	14,618
	Samsung SDI Co. Ltd.	2,818	660,722
	Samsung SDS Co. Ltd.	3,910	403,250
	Samsung Securities Co. Ltd.	15,280	504,229
	SAMT Co. Ltd.	21,138	47,320
	Samwha Capacitor Co. Ltd.	1,512	35,795
	Samwha Electric Co. Ltd.	434	11,407
	Samyang Corp.	1,318	47,188
	Samyang Foods Co. Ltd.	692	258,004
	Samyang Holdings Corp.	830	42,638
	Samyang Packaging Corp.	1,489	17,662
	Samyoung Co. Ltd.	3,726	11,739
	Sang-A Frontec Co. Ltd.	2,092	30,992
*	Sangbo Corp.	5,925	5,217
	Sangsin Energy Display Precision Co. Ltd.	2,849	20,535
	Saramin Co. Ltd.	2,002	23,152
	Satrec Initiative Co. Ltd.	279	8,457
*	SD Biosensor, Inc.	13,162	86,346
	SeAH Besteel Holdings Corp.	6,722	96,214

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	468	$38,473
	SeAH Steel Holdings Corp.	609	75,186
	Sebang Co. Ltd.	4,106	35,444
	Sebang Global Battery Co. Ltd.	1,714	87,572
	Seegene, Inc.	5,358	92,968
	Segyung Hitech Co. Ltd.	2,167	11,288
	Sejin Heavy Industries Co. Ltd.	6,485	31,683
	Sejong Industrial Co. Ltd.	5,980	19,175
	Sekonix Co. Ltd.	6,204	24,336
	Seobu T&D	8,529	38,130
	Seohee Construction Co. Ltd.	27,909	28,524
*	Seojin System Co. Ltd.	4,474	91,524
*	Seoul Auction Co. Ltd.	840	4,770
	Seoul City Gas Co. Ltd.	119	4,539
	Seoul Semiconductor Co. Ltd.	12,649	85,650
	Seoyon Co. Ltd.	6,312	32,871
	Seoyon E-Hwa Co. Ltd.	6,594	64,690
*††	Sewon E&C Co. Ltd.	4,592	1,175
	SFA Engineering Corp.	6,530	99,188
*	SFA Semicon Co. Ltd.	12,986	34,096
	SGC Energy Co. Ltd.	3,131	60,179
	Shin Heung Energy & Electronics Co. Ltd.	4,005	21,722
	Shindaeyang Paper Co. Ltd.	4,097	17,473
	Shinhan Financial Group Co. Ltd. (055550 KS)	53,606	1,996,834
	Shinsegae Information & Communication Co. Ltd.	1,797	13,068
	Shinsegae International, Inc.	6,297	59,544
	Shinsegae, Inc.	2,709	300,913
	Shinsung Delta Tech Co. Ltd.	2,275	72,806
*	Shinsung E&G Co. Ltd.	20,702	21,736
	Shinyoung Securities Co. Ltd.	1,624	96,380
*	Showbox Corp.	3,873	12,208
*	Silicon2 Co. Ltd.	4,553	123,926
	SIMMTECH Co. Ltd.	3,369	39,788

		Shares	Value»
SOUTH KOREA — (Continued)
	Sindoh Co. Ltd.	945	$28,015
	Sinil Pharm Co. Ltd.	1,809	9,412
*	SK Biopharmaceuticals Co. Ltd.	990	84,085
*	SK Bioscience Co. Ltd.	1,272	49,659
	SK Chemicals Co. Ltd.	3,652	131,744
	SK D&D Co. Ltd.	4,089	23,545
	SK Discovery Co. Ltd.	2,784	68,047
*	SK Eternix Co. Ltd.	1,130	12,212
	SK Gas Ltd.	733	105,777
	SK Hynix, Inc.	57,621	7,543,385
*Ω	SK IE Technology Co. Ltd.	2,133	52,650
*	SK Innovation Co. Ltd.	4,298	363,186
*	SK oceanplant Co. Ltd.	4,947	47,744
	SK Securities Co. Ltd.	75,436	27,786
	SK Telecom Co. Ltd. (017670 KS)	5,317	218,206
	SK, Inc.	6,412	686,153
*	SKC Co. Ltd.	726	78,342
	SL Corp.	6,976	165,853
	SM Entertainment Co. Ltd.	3,242	165,807
*	SMCore, Inc.	1,819	6,175
*	SMEC Co. Ltd.	14,790	31,943
	SNT Dynamics Co. Ltd.	4,529	81,827
	SNT Holdings Co. Ltd.	1,458	23,906
	SNT Motiv Co. Ltd.	3,242	107,047
*	SOCAR, Inc.	1,795	23,770
	S-Oil Corp.	12,196	505,900
*	Solborn, Inc.	2,404	6,829
	Solid, Inc.	16,970	56,027
*	SOLUM Co. Ltd.	11,059	152,683
	Solus Advanced Materials Co. Ltd.	3,640	32,726
	Songwon Industrial Co. Ltd.	4,658	45,919
	Soop Co. Ltd.	2,072	143,536
	Soosan Heavy Industries Co. Ltd.	15,166	19,066
	Soosan Industries Co. Ltd.	1,960	31,576
	Soulbrain Co. Ltd.	948	138,134
	Soulbrain Holdings Co. Ltd.	1,690	59,116
	SPC Samlip Co. Ltd.	416	14,936
	SPG Co. Ltd.	2,287	34,959
	Spigen Korea Co. Ltd.	851	12,568
	ST Pharm Co. Ltd.	925	66,739
	STIC Investments, Inc.	7,407	43,227
	Straffic Co. Ltd.	6,177	19,412
*	Studio Dragon Corp.	3,654	107,646

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sugentech, Inc.	6,240	$28,342
	Suheung Co. Ltd.	1,349	15,414
*	Sukgyung AT Co. Ltd.	291	9,469
	Sun Kwang Co. Ltd.	934	10,631
	Sung Kwang Bend Co. Ltd.	7,803	72,242
*	Sungchang Enterprise Holdings Ltd.	5,726	5,730
*	Sungeel Hitech Co. Ltd.	542	21,417
	Sungshin Cement Co. Ltd.	4,045	23,525
	Sungwoo Hitech Co. Ltd.	21,774	98,106
	Sunjin Co. Ltd.	6,694	32,019
	Sunny Electronics Corp.	7,540	8,663
*	Suprema, Inc.	1,957	35,979
*	SY Co. Ltd.	10,076	29,510
*	Synergy Innovation Co. Ltd.	13,058	26,150
*	Synopex, Inc.	19,757	102,022
	Systems Technology, Inc.	2,209	34,147
	T&L Co. Ltd.	1,291	62,428
	Tae Kyung Industrial Co. Ltd.	2,222	8,313
	Taekwang Industrial Co. Ltd.	88	41,506
	TAEKYUNG BK Co. Ltd.	4,661	15,277
*††	Taewoong Co. Ltd.	2,747	27,331
	Taeyang Metal Industrial Co. Ltd.	2,443	5,913
*	Taihan Electric Wire Co. Ltd.	5,432	45,861
	TCC Steel	1,417	44,337
	TechWing, Inc.	1,921	60,225
*	Telcon RF Pharmaceutical, Inc.	15,110	6,648
	Telechips, Inc.	1,750	16,062
	TEMC CNS Co. Ltd.	593	2,452
	TES Co. Ltd.	2,767	33,359
*	Theragen Etex Co. Ltd.	3,017	7,522
	TK Corp.	6,446	57,405
	TKG Huchems Co. Ltd.	5,556	79,997
	TLB Co. Ltd.	1,294	12,752
	Tokai Carbon Korea Co. Ltd.	1,440	88,236
	Tongyang Life Insurance Co. Ltd.	18,581	82,007
	Tongyang, Inc.	32,625	17,942

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tonymoly Co. Ltd.	2,992	$15,834
	Toptec Co. Ltd.	9,989	37,887
	Tovis Co. Ltd.	3,928	58,916
	TS Corp.	5,517	11,550
*	TSE Co. Ltd.	504	18,268
*	TSI Co. Ltd.	2,176	9,509
*	Tuksu Construction Co. Ltd.	1,248	5,619
*	Tway Air Co. Ltd.	12,311	31,110
	TYM Corp.	8,599	19,349
	UBCare Co. Ltd.	1,821	4,994
	Ubiquoss Holdings, Inc.	2,215	15,488
	Ubiquoss, Inc.	3,160	32,046
	Ubivelox, Inc.	4,935	24,377
	Uju Electronics Co. Ltd.	1,489	15,641
*	Uni-Chem Co. Ltd.	8,568	9,608
	Unid Co. Ltd.	1,268	63,987
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	23,928
	Uniquest Corp.	1,908	6,412
	UniTest, Inc.	2,780	20,448
	Unitrontech Co. Ltd.	9,773	34,914
	Value Added Technology Co. Ltd.	2,625	43,142
*	Viatron Technologies, Inc.	2,136	10,519
*††	Vidente Co. Ltd.	14,607	6,594
	Vieworks Co. Ltd.	1,948	33,625
*	Vina Tech Co. Ltd.	336	8,684
	VIOL Co. Ltd.	3,251	19,556
	Vitzro Tech Co. Ltd.	4,793	23,677
	Vitzrocell Co. Ltd.	4,747	64,296
*	VM, Inc.	2,186	13,251
*	VT Co. Ltd.	4,643	113,254
	Webcash Corp.	2,174	11,240
	Webzen, Inc.	4,151	50,983
*	Wemade Max Co. Ltd.	2,097	15,079
	Whanin Pharmaceutical Co. Ltd.	3,526	34,487
	Wins Co. Ltd.	3,156	28,528
	WiSoL Co. Ltd.	7,448	32,911
	Won Tech Co. Ltd.	12,508	51,696
*	Wonik Holdings Co. Ltd.	7,724	12,417
*	WONIK IPS Co. Ltd.	3,756	74,477
	Wonik Materials Co. Ltd.	2,408	37,486
	Wonik QnC Corp.	4,295	73,556
	Woojin, Inc.	3,968	22,367
*	Woongjin Co. Ltd.	9,328	6,043

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Thinkbig Co. Ltd.	16,826	$21,261
*	Wooree Bio Co. Ltd.	10,286	25,990
	Woori Financial Group, Inc. (316140 KS)	133,610	1,487,480
*	Woori Technology Investment Co. Ltd.	17,795	116,415
*	Woori Technology, Inc.	17,393	26,942
	Woory Industrial Co. Ltd.	2,268	19,155
	Wooshin Systems Co. Ltd.	2,478	14,190
*	Woosu AMS Co. Ltd.	5,430	12,376
	Worldex Industry & Trading Co. Ltd.	2,799	37,752
*	Wysiwyg Studios Co. Ltd.	18,114	15,932
	Y G-1 Co. Ltd.	4,569	16,826
*	YC Corp.	4,133	36,416
	Yesco Holdings Co. Ltd.	746	27,603
	YG Entertainment, Inc.	2,116	58,318
*	YG PLUS	10,005	41,210
*	YMT Co. Ltd.	1,623	9,732
	Youlchon Chemical Co. Ltd.	1,117	23,048
	Young Poong Corp.	94	27,073
	Young Poong Precision Corp.	2,708	37,812
	Youngone Corp.	5,048	153,924
	Youngone Holdings Co. Ltd.	2,258	144,424
	Yuanta Securities Korea Co. Ltd.	27,721	57,216
	Yuhan Corp.	1,086	108,359
	Zeus Co. Ltd.	3,897	37,979
	Zinus, Inc.	3,333	58,207

TOTAL SOUTH KOREA			122,000,351

TAIWAN — (26.0%)
	104 Corp.	2,000	13,690
	91APP, Inc.	21,000	60,778
	Aaeon Technology, Inc.	8,398	33,095
	ABC Taiwan Electronics Corp.	19,210	13,017
	Abico Avy Co. Ltd.	45,000	40,781
#	Ability Enterprise Co. Ltd.	84,000	120,055
	Ability Opto-Electronics Technology Co. Ltd.	7,000	47,406
	AcBel Polytech, Inc.	225,890	222,781
	Accton Technology Corp.	65,000	1,092,239

		Shares	Value»
TAIWAN — (Continued)
	Acer E-Enabling Service Business, Inc.	1,000	$7,671
	Acer, Inc.	353,000	437,428
*	ACES Electronic Co. Ltd.	23,882	40,228
*	Acon Holding, Inc.	108,000	41,789
#	Acter Group Corp. Ltd.	35,000	382,664
	Action Electronics Co. Ltd.	70,000	38,109
	Actron Technology Corp.	15,902	79,030
#	ADATA Technology Co. Ltd.	123,953	323,525
	Adda Corp.	11,000	10,480
	Addcn Technology Co. Ltd.	12,634	72,969
*	Adimmune Corp.	74,000	55,671
	Adlink Technology, Inc.	27,000	57,330
	Advanced Ceramic X Corp.	15,000	74,571
	Advanced Energy Solution Holding Co. Ltd.	10,000	158,993
	Advanced International Multitech Co. Ltd.	45,000	110,822
*	Advanced Optoelectronic Technology, Inc.	42,000	32,518
	Advanced Power Electronics Corp.	11,000	26,577
#*	Advanced Wireless Semiconductor Co.	39,000	110,181
	Advancetek Enterprise Co. Ltd.	103,000	204,334
	Advantech Co. Ltd.	39,498	387,083
*	AEON Motor Co. Ltd.	9,000	8,918
	Aero Win Technology Corp.	12,000	13,788
	Aerospace Industrial Development Corp.	79,000	108,677
	AGV Products Corp.	104,000	37,987
	AIC, Inc.	12,028	115,105
	Air Asia Co. Ltd.	10,000	9,835
	Airtac International Group	25,000	691,998
	Alchip Technologies Ltd.	8,000	495,546
#	Alexander Marine Co. Ltd.	11,272	96,087
*	ALI Corp.	44,000	26,611
	Allied Circuit Co. Ltd.	6,000	26,524
	Allied Supreme Corp.	14,000	143,711
#	Allis Electric Co. Ltd.	51,252	175,383

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Allmind Holdings Corp.	3,000	$8,435
	Alltek Technology Corp.	49,480	61,807
	Alltop Technology Co. Ltd.	11,000	92,573
	Alpha Networks, Inc.	72,000	76,830
	Altek Corp.	102,000	104,210
	Amazing Microelectronic Corp.	28,564	85,350
	Ambassador Hotel	63,000	113,939
	AMPACS Corp.	27,000	43,114
	Ampak Technology, Inc.	7,000	25,168
	Ampire Co. Ltd.	18,000	19,542
	Ample Electronic Technology Co. Ltd.	7,000	26,562
	AMPOC Far-East Co. Ltd.	26,000	92,135
	AmTRAN Technology Co. Ltd.	180,024	115,779
	Anji Technology Co. Ltd.	27,299	27,879
#	Anpec Electronics Corp.	20,000	114,261
	Aopen, Inc.	11,000	18,451
	AP Memory Technology Corp.	7,000	64,445
	Apac Opto Electronics, Inc.	24,000	69,224
	Apacer Technology, Inc.	37,000	54,981
	APAQ Technology Co. Ltd.	10,000	45,488
	APCB, Inc.	49,000	25,833
	Apex Biotechnology Corp.	25,000	22,419
	Apex Dynamics, Inc.	1,000	24,036
*	Apex International Co. Ltd.	47,000	63,202
	Apex Science & Engineering	54,060	19,520
	Apogee Optocom Co. Ltd.	6,000	12,486
	ARBOR Technology Corp.	9,000	10,977
	Arcadyan Technology Corp.	53,000	257,823
	Ardentec Corp.	210,000	351,399
	ARES International Corp.	12,000	18,231
	Argosy Research, Inc.	23,000	110,536

		Shares	Value»
TAIWAN — (Continued)
#	Arizon RFID Technology Cayman Co. Ltd.	8,000	$62,639
	ASE Technology Holding Co. Ltd.	256,000	1,207,244
	Asia Cement Corp.	372,000	540,559
	Asia Electronic Material Co. Ltd.	22,000	14,242
	Asia Optical Co., Inc.	64,000	200,486
	Asia Polymer Corp.	121,000	61,753
	Asia Tech Image, Inc.	12,000	36,207
	Asia Vital Components Co. Ltd.	28,331	542,719
	ASIX Electronics Corp.	16,000	49,264
	ASMedia Technology, Inc.	2,000	98,653
	ASolid Technology Co. Ltd.	9,000	15,728
	ASPEED Technology, Inc.	4,200	532,590
	ASROCK, Inc.	16,000	98,817
	Asustek Computer, Inc.	74,000	1,306,685
	ATE Energy International Co. Ltd.	33,000	31,820
	Aten International Co. Ltd.	24,000	59,166
	Auden Techno Corp.	10,358	35,132
	Audix Corp.	14,000	30,953
	AUO Corp. (2409 TT)	1,059,200	545,694
	AURAS Technology Co. Ltd.	7,000	140,654
	Aurora Corp.	9,000	19,033
	Avalue Technology, Inc.	15,000	45,931
	AVer Information, Inc.	11,000	15,064
	Avermedia Technologies	38,000	46,537
	Axiomtek Co. Ltd.	24,893	76,101
*	Azurewave Technologies, Inc.	18,000	22,777
	Bafang Yunji International Co. Ltd.	14,000	66,412
#*	Bank of Kaohsiung Co. Ltd.	243,754	88,230
	Basso Industry Corp.	27,000	36,195
	BenQ Materials Corp.	73,000	72,962
	BES Engineering Corp.	454,000	152,764
	Billion Electric Co. Ltd.	13,000	13,432

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bin Chuan Enterprise Co. Ltd.	17,000	$19,267
	Bionime Corp.	5,000	11,167
#*	Biostar Microtech International Corp.	31,000	32,542
	Bioteque Corp.	15,000	57,061
	Bizlink Holding, Inc.	28,183	406,273
	Bon Fame Co. Ltd.	9,000	25,056
#*	Bonny Worldwide Ltd.	5,000	39,440
	Bora Pharmaceuticals Co. Ltd.	10,494	235,229
	Brave C&H Supply Co. Ltd.	8,000	30,665
	Brightek Optoelectronic Co. Ltd.	19,000	24,477
	Brighten Optix Corp.	2,248	10,207
	Brighton-Best International Taiwan, Inc.	150,000	156,732
	Brillian Network & Automation Integrated System Co. Ltd.	9,777	76,015
	Browave Corp.	20,000	86,880
#	C Sun Manufacturing Ltd.	25,600	161,033
*	Calin Technology Co. Ltd.	33,000	40,164
	Calitech Co. Ltd.	10,000	22,328
*	Cameo Communications, Inc.	36,000	13,502
	Capital Futures Corp.	39,000	68,254
	Capital Securities Corp.	525,000	360,086
*	Career Technology MFG. Co. Ltd.	149,889	90,034
#	Castles Technology Co. Ltd.	25,225	84,830
	Caswell, Inc.	9,000	39,202
	Catcher Technology Co. Ltd.	94,000	684,147
	Cathay Consolidated, Inc.	14,299	42,743
	Cathay Financial Holding Co. Ltd.	640,358	1,352,400
	Cathay Real Estate Development Co. Ltd.	182,000	136,353
	Cayman Engley Industrial Co. Ltd.	13,000	17,488
	CCP Contact Probes Co. Ltd.	28,834	40,171

		Shares	Value»
TAIWAN — (Continued)
*	Celxpert Energy Corp.	11,821	$9,295
	Cenra, Inc.	25,000	30,041
	Center Laboratories, Inc.	181,773	277,270
	Central Reinsurance Co. Ltd.	132,105	109,177
	Century Iron & Steel Industrial Co. Ltd.	52,000	330,685
	Chailease Holding Co. Ltd.	196,723	921,211
	Chain Chon Industrial Co. Ltd.	23,032	12,737
*	ChainQui Construction Development Co. Ltd.	49,000	27,666
	Chaintech Technology Corp.	13,000	17,870
*	Champion Building Materials Co. Ltd.	34,200	10,441
	Champion Microelectronic Corp.	20,000	42,626
	Chang Hwa Commercial Bank Ltd.	632,480	347,546
	Chang Wah Electromaterials, Inc.	87,000	146,246
	Chang Wah Technology Co. Ltd.	128,000	143,797
#	Channel Well Technology Co. Ltd.	63,000	120,563
	Chant Sincere Co. Ltd.	19,000	40,325
	Charoen Pokphand Enterprise	54,800	166,171
	Chateau International Development Co. Ltd.	11,275	13,435
#	CHC Healthcare Group	42,000	54,153
	CHC Resources Corp.	14,000	29,498
	Chen Full International Co. Ltd.	25,000	33,521
	Chenbro Micom Co. Ltd.	8,000	68,851
	Cheng Loong Corp.	329,000	243,412
*	Cheng Mei Materials Technology Corp.	152,962	59,860
	Cheng Shin Rubber Industry Co. Ltd.	304,000	436,621
	Cheng Uei Precision Industry Co. Ltd.	137,000	271,335

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chenming Electronic Technology Corp.	13,000	$63,329
	Chia Chang Co. Ltd.	34,000	45,315
	Chia Hsin Cement Corp.	113,220	61,959
	Chicony Electronics Co. Ltd.	111,000	559,783
	Chicony Power Technology Co. Ltd.	53,000	206,011
	Chief Telecom, Inc.	5,300	76,917
	Chien Kuo Construction Co. Ltd.	49,000	33,320
	Chien Shing Harbour Service Co. Ltd.	13,000	19,954
*	Chien Shing Stainless Steel Co. Ltd.	58,000	19,500
	China Airlines Ltd.	901,000	628,338
	China Bills Finance Corp.	196,000	90,769
	China Container Terminal Corp.	19,000	17,706
	China Ecotek Corp.	8,000	15,791
	China Electric Manufacturing Corp.	101,000	50,712
#	China General Plastics Corp.	138,000	68,475
	China Glaze Co. Ltd.	46,000	29,149
*	China Man-Made Fiber Corp.	382,000	91,677
	China Metal Products	92,000	104,823
	China Motor Corp.	41,000	86,965
#*	China Petrochemical Development Corp.	1,213,490	301,081
	China Steel Chemical Corp.	59,000	178,005
	China Steel Corp.	1,226,000	857,468
	China Steel Structure Co. Ltd.	27,000	44,615
	China Wire & Cable Co. Ltd.	30,000	31,702
	Chinese Maritime Transport Ltd.	18,000	23,607
	Ching Feng Home Fashions Co. Ltd.	20,500	21,290
#	Chin-Poon Industrial Co. Ltd.	125,000	146,805
*	Chip Hope Co. Ltd.	9,000	17,076
	Chipbond Technology Corp.	196,000	382,708
	ChipMOS Technologies, Inc. (8150 TT)	234,000	257,221
	Chlitina Holding Ltd.	19,301	84,649

		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	53,000	$143,255
	Chroma ATE, Inc.	34,000	429,755
	Chun YU Works & Co. Ltd.	23,750	18,964
	Chun Yuan Steel Industry Co. Ltd.	143,000	80,591
#	Chung Hung Steel Corp.	260,000	165,756
	Chung Hwa Food Industrial Co. Ltd.	7,000	19,203
*	Chung Hwa Pulp Corp.	151,000	86,518
	Chung Lien Co. Ltd.	9,000	11,867
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	506,143
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	19,679
	Chunghwa Precision Test Tech Co. Ltd.	5,000	90,762
	Chunghwa Telecom Co. Ltd. (2412 TT)	62,000	235,348
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	18,891	712,002
	CKM Applied Materials Corp.	8,000	8,572
	Cleanaway Co. Ltd. (8422 TT)	28,000	159,458
	Clevo Co.	108,000	185,149
#*	CMC Magnetics Corp.	296,800	106,991
	C-Media Electronics, Inc.	13,000	19,874
	Collins Co. Ltd.	38,000	21,100
	Compal Electronics, Inc.	678,000	744,273
#	Compeq Manufacturing Co. Ltd.	164,000	310,613
	Complex Micro Interconnection Co. Ltd.	21,000	33,575
	Compucase Enterprise	25,000	48,535
#	Concord International Securities Co. Ltd.	71,752	36,773
*	Concord Securities Co. Ltd.	238,350	100,125
	Continental Holdings Corp.	131,000	113,928
	Contrel Technology Co. Ltd.	46,000	88,618

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coremax Corp.	29,555	$54,398
	Coretronic Corp.	92,000	195,525
#	Co-Tech Development Corp.	80,000	146,128
	Coxon Precise Industrial Co. Ltd.	38,000	24,701
	Cryomax Cooling System Corp.	18,903	23,239
*	CSBC Corp. Taiwan	124,000	66,379
	CTBC Financial Holding Co. Ltd.	1,716,000	1,902,313
	CTCI Advanced Systems, Inc.	3,000	16,374
	CTCI Corp.	204,000	277,715
	CTI Traffic Industries Co. Ltd.	4,000	20,874
	Cub Elecparts, Inc.	15,000	44,960
	CviLux Corp.	16,000	26,373
	Cyberlink Corp.	21,000	58,759
	CyberPower Systems, Inc.	15,600	148,876
*	CyberTAN Technology, Inc.	81,000	89,630
	Cystech Electronics Corp.	8,000	22,522
	DA CIN Construction Co. Ltd.	63,200	96,252
	Dah San Electric Wire & Cable Co. Ltd.	27,456	49,368
#	Da-Li Development Co. Ltd.	129,885	172,356
#	Darfon Electronics Corp.	75,000	112,448
#	Darwin Precisions Corp.	154,000	65,604
	Daxin Materials Corp.	27,000	187,195
	De Licacy Industrial Co. Ltd.	57,240	29,101
	Delpha Construction Co. Ltd.	27,000	32,745
	Delta Electronics, Inc.	147,000	1,815,579
#	Depo Auto Parts Ind Co. Ltd.	36,000	268,567
	DFI, Inc.	10,000	26,504
	Dimerco Data System Corp.	15,600	55,584
	Dimerco Express Corp.	43,052	112,934
	DingZing Advanced Materials, Inc.	5,000	21,961
	D-Link Corp.	173,000	102,028
	Donpon Precision, Inc.	26,000	27,903
	Dr. Wu Skincare Co. Ltd.	5,000	22,647

		Shares	Value»
TAIWAN — (Continued)
	Draytek Corp.	16,000	$26,134
	Drewloong Precision, Inc.	8,357	38,422
*	Dyaco International, Inc.	42,286	35,981
#	Dynamic Holding Co. Ltd.	83,000	169,738
	Dynamic Medical Technologies, Inc.	4,400	12,225
	Dynapack International Technology Corp.	49,000	163,683
	E Ink Holdings, Inc.	37,000	346,291
	E.Sun Financial Holding Co. Ltd.	1,604,895	1,364,692
	Eastech Holding Ltd.	18,000	68,515
*	Eastern Media International Corp.	107,680	62,796
	Eclat Textile Co. Ltd.	24,000	401,162
	eCloudvalley Digital Technology Co. Ltd.	14,000	39,362
	ECOVE Environment Corp.	12,000	104,518
*	Edimax Technology Co. Ltd.	82,000	86,778
	Edison Opto Corp.	22,084	17,901
#	Edom Technology Co. Ltd.	42,000	47,998
*	EirGenix, Inc.	20,000	57,544
	Elan Microelectronics Corp.	101,000	453,779
	E-Lead Electronic Co. Ltd.	8,202	19,198
	E-LIFE MALL Corp.	23,000	59,873
*	Elite Advanced Laser Corp.	20,000	129,829
#	Elite Material Co. Ltd.	70,000	893,155
	Elite Semiconductor Microelectronics Technology, Inc.	47,000	97,406
	Elitegroup Computer Systems Co. Ltd.	91,000	68,262
	eMemory Technology, Inc.	9,000	875,114
	Emerging Display Technologies Corp.	35,000	27,368
	ENE Technology, Inc.	7,000	11,202
	Ennoconn Corp.	34,272	307,483
	Ennostar, Inc.	212,000	305,908
*	Epileds Technologies, Inc.	30,000	35,406
	Episil-Precision, Inc.	37,086	64,544
	Eris Technology Corp.	6,633	57,358
	Eson Precision Ind Co. Ltd.	45,000	89,371

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eternal Materials Co. Ltd.	306,950	$296,101
	Eurocharm Holdings Co. Ltd.	8,000	51,756
	Eva Airways Corp.	849,000	980,512
	Ever Supreme Bio Technology Co. Ltd.	8,200	46,623
*	Everest Textile Co. Ltd.	98,000	21,664
	Evergreen Aviation Technologies Corp.	46,000	132,162
	Evergreen International Storage & Transport Corp.	163,000	155,375
#	Evergreen Marine Corp. Taiwan Ltd.	180,400	1,143,034
#	EVERGREEN Steel Corp.	59,000	186,538
	Everlight Chemical Industrial Corp.	136,000	101,323
	Everlight Electronics Co. Ltd.	138,000	358,547
*	Everspring Industry Co. Ltd.	28,000	11,826
*	Evertop Wire Cable Corp.	36,000	25,114
	Excel Cell Electronic Co. Ltd.	19,000	13,483
	Excellence Opto, Inc.	41,000	35,322
	Excelliance Mos Corp.	6,000	17,636
	Excelsior Medical Co. Ltd.	35,637	96,636
	EZconn Corp.	10,000	140,892
	Far Eastern Department Stores Ltd.	288,000	228,911
	Far Eastern International Bank	758,163	310,009
	Far Eastern New Century Corp.	487,000	561,962
	Far EasTone Telecommunications Co. Ltd.	315,797	872,037
	Faraday Technology Corp.	43,081	306,101
	Farglory F T Z Investment Holding Co. Ltd.	33,757	45,183
	Farglory Land Development Co. Ltd.	85,000	177,736
	FDC International Hotels Corp.	2,000	3,658

		Shares	Value»
TAIWAN — (Continued)
	Feature Integration Technology, Inc.	10,000	$21,617
*	Federal Corp.	96,000	65,177
	Feedback Technology Corp.	14,040	60,461
	Feng Hsin Steel Co. Ltd.	117,000	304,325
	Feng TAY Enterprise Co. Ltd.	84,880	373,129
#	FIC Global, Inc.	12,000	15,255
*	FineMat Applied Materials Co. Ltd.	19,000	23,424
	FineTek Co. Ltd.	10,200	48,690
	Firich Enterprises Co. Ltd.	44,000	43,393
*	First Copper Technology Co. Ltd.	43,000	53,078
	First Financial Holding Co. Ltd.	1,178,877	992,680
	First Hi-Tec Enterprise Co. Ltd.	26,000	70,709
	First Hotel	65,000	30,110
	First Insurance Co. Ltd.	75,000	52,992
*	First Steamship Co. Ltd.	288,000	69,886
	FIT Holding Co. Ltd.	58,000	88,757
	Fitipower Integrated Technology, Inc.	29,150	221,975
*	Fittech Co. Ltd.	25,000	125,138
	FLEXium Interconnect, Inc.	127,000	295,797
	Flytech Technology Co. Ltd.	36,000	95,791
#	FocalTech Systems Co. Ltd.	59,000	152,988
#	Forcecon Tech Co. Ltd.	25,454	120,035
*	Forest Water Environment Engineering Co. Ltd.	17,000	21,542
	Formosa Advanced Technologies Co. Ltd.	58,000	61,331
	Formosa Chemicals & Fibre Corp.	365,000	435,440
*	Formosa Electronic Industries, Inc.	20,000	20,864
	Formosa International Hotels Corp.	17,000	105,606
	Formosa Laboratories, Inc.	35,000	97,393

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Oilseed Processing Co. Ltd.	14,500	$40,200
	Formosa Optical Technology Co. Ltd.	8,000	25,081
	Formosa Petrochemical Corp.	91,000	136,263
	Formosa Plastics Corp.	396,000	580,734
#	Formosa Sumco Technology Corp.	13,000	47,600
#	Formosa Taffeta Co. Ltd.	297,000	182,727
	Formosan Rubber Group, Inc.	61,700	48,744
	Formosan Union Chemical	105,000	73,575
	Fortune Electric Co. Ltd.	22,000	368,248
	Fositek Corp.	2,000	51,478
	Founding Construction & Development Co. Ltd.	49,000	30,715
#	Foxconn Technology Co. Ltd.	149,000	368,536
	Foxsemicon Integrated Technology, Inc.	27,000	283,704
#	Franbo Lines Corp.	116,663	66,849
	Froch Enterprise Co. Ltd.	56,000	31,804
	FSP Technology, Inc.	51,000	92,181
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	15,726
	Fu Hua Innovation Co. Ltd.	116,365	112,490
#	Fubon Financial Holding Co. Ltd.	550,627	1,538,153
	Fulgent Sun International Holding Co. Ltd.	62,000	206,578
*	Full Wang International Development Co. Ltd.	14,000	15,276
	Fullerton Technology Co. Ltd.	24,000	16,930
*	Fulltech Fiber Glass Corp.	112,117	73,711
	Fusheng Precision Co. Ltd.	35,000	322,421
	Fwusow Industry Co. Ltd.	72,045	38,487

		Shares	Value»
TAIWAN — (Continued)
	G Shank Enterprise Co. Ltd.	36,416	$97,707
	Gallant Micro Machining Co. Ltd.	1,000	21,048
#	Gamania Digital Entertainment Co. Ltd.	51,000	124,431
*	GCS Holdings, Inc.	9,000	18,642
	GEM Services, Inc.	16,000	35,849
#	Gemtek Technology Corp.	137,000	149,496
*	General Interface Solution Holding Ltd.	82,000	144,169
	General Plastic Industrial Co. Ltd.	30,000	33,612
	Generalplus Technology, Inc.	17,000	28,442
	Genesys Logic, Inc.	9,000	40,638
	Genius Electronic Optical Co. Ltd.	29,000	399,667
	Genovate Biotechnology Co. Ltd.	15,450	10,685
	GeoVision, Inc.	14,000	26,540
	Getac Holdings Corp.	73,000	250,487
	GFC Ltd.	23,000	72,952
	Giant Manufacturing Co. Ltd.	42,015	236,882
	Giantplus Technology Co. Ltd.	83,000	42,093
#	Gigabyte Technology Co. Ltd.	93,000	732,998
*	Gigasolar Materials Corp.	11,474	32,381
*	Gigastorage Corp.	108,000	61,016
#	Global Brands Manufacture Ltd.	112,000	201,758
	Global Lighting Technologies, Inc.	27,000	60,979
	Global Mixed Mode Technology, Inc.	20,000	139,099
	Global PMX Co. Ltd.	21,000	84,852
	Global Unichip Corp.	14,000	523,364
#	Globaltek Fabrication Co. Ltd.	12,000	31,798
	Globalwafers Co. Ltd.	29,000	377,496
	Globe Union Industrial Corp.	97,566	49,970
#	Gloria Material Technology Corp.	151,000	214,715
*	GlycoNex, Inc.	14,000	11,406
#	GMI Technology, Inc.	20,452	41,568

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gold Circuit Electronics Ltd.	57,800	$332,036
	Golden Long Teng Development Co. Ltd.	21,000	17,767
	Goldsun Building Materials Co. Ltd.	151,000	249,988
	Gongin Precision Industrial Co. Ltd.	3,000	6,985
	Good Finance Securities Co. Ltd.	19,000	14,300
	Good Will Instrument Co. Ltd.	31,000	41,425
	Gordon Auto Body Parts	47,000	50,536
	Gourmet Master Co. Ltd.	31,000	85,049
	Grand Fortune Securities Co. Ltd.	139,990	55,533
#*	Grand Pacific Petrochemical	338,433	126,788
	Grand Process Technology Corp.	3,000	145,543
	GrandTech CG Systems, Inc.	12,437	23,241
	Grape King Bio Ltd.	46,000	215,305
	Great China Metal Industry	51,000	36,375
	Great Taipei Gas Co. Ltd.	58,000	54,622
	Great Tree Pharmacy Co. Ltd.	22,164	121,208
	Great Wall Enterprise Co. Ltd.	207,100	329,826
	Greatek Electronics, Inc.	132,000	236,240
	Green World FinTech Service Co. Ltd.	21,000	52,946
	Group Up Industrial Co. Ltd.	11,000	93,371
	GTM Holdings Corp.	25,000	26,460
	Gudeng Precision Industrial Co. Ltd.	15,246	252,343
*	Hai Kwang Enterprise Corp.	46,050	26,079
	Hannstar Board Corp.	93,840	161,362
*	HannStar Display Corp.	722,000	202,753
*	HannsTouch Holdings Co.	161,000	54,757
	Hanpin Electron Co. Ltd.	20,000	29,713
	Harvatek Corp.	44,000	30,575

		Shares	Value»
TAIWAN — (Continued)
	Heran Co. Ltd.	10,000	$32,554
	Hey Song Corp.	80,000	103,092
	Hi-Clearance, Inc.	7,518	32,481
*	Highlight Tech Corp.	20,000	36,623
	Highwealth Construction Corp.	293,636	368,839
	Hi-Lai Foods Co. Ltd.	6,000	28,664
	HIM International Music, Inc.	7,000	25,258
	Hiroca Holdings Ltd.	21,000	19,941
	Hitron Technology, Inc.	41,000	39,687
#	Hiwin Technologies Corp.	37,701	274,576
#	Hiyes International Co. Ltd.	20,759	95,551
	Ho Tung Chemical Corp.	278,000	72,754
	Hocheng Corp.	76,960	41,402
#	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	34,293
	Holiday Entertainment Co. Ltd.	12,950	32,957
	Holtek Semiconductor, Inc.	10,000	17,092
#	Holy Stone Enterprise Co. Ltd.	40,550	112,433
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	680,000	4,358,612
	Hong Ho Precision Textile Co. Ltd.	22,000	28,948
	Hong Pu Real Estate Development Co. Ltd.	74,000	66,338
	Hong TAI Electric Industrial	78,000	80,435
	Hong YI Fiber Industry Co.	13,000	6,698
	Horizon Securities Co. Ltd.	114,240	40,162
#	Hota Industrial Manufacturing Co. Ltd.	84,000	144,139
#	Hotai Finance Co. Ltd.	45,480	128,355
	Hotai Motor Co. Ltd.	34,100	686,264
*	Hotron Precision Electronic Industrial Co. Ltd.	18,919	19,315
#	Hsin Ba Ba Corp.	13,269	50,443
	Hsin Kuang Steel Co. Ltd.	81,000	139,117

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hsin Yung Chien Co. Ltd.	6,000	$17,762
	Hsing TA Cement Co.	41,000	23,538
#*	HTC Corp.	234,000	317,247
	Hu Lane Associate, Inc.	27,675	144,426
	HUA ENG Wire & Cable Co. Ltd.	78,000	70,327
*	Hua Jung Components Co. Ltd.	30,000	14,198
	Hua Nan Financial Holdings Co. Ltd.	1,541,347	1,215,424
	Hua Yu Lien Development Co. Ltd.	18,000	72,747
#	Huaku Development Co. Ltd.	82,000	298,572
	Huang Hsiang Construction Corp.	46,000	81,350
	Huikwang Corp.	14,000	13,594
	Hung Ching Development & Construction Co. Ltd.	49,000	48,100
	Hung Sheng Construction Ltd.	105,000	84,948
	Huxen Corp.	7,000	10,912
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	44,385
	Hwacom Systems, Inc.	32,000	23,272
#	Hwang Chang General Contractor Co. Ltd.	58,420	174,612
	Ibase Technology, Inc.	32,000	72,866
#	IBF Financial Holdings Co. Ltd.	854,549	390,152
	Ichia Technologies, Inc.	67,000	83,007
#	I-Chiun Precision Industry Co. Ltd.	61,864	233,610
*	Ideal Bike Corp.	29,000	7,824
	IEI Integration Corp.	47,000	110,829
#*	In Win Development, Inc.	9,000	28,304
	Infortrend Technology, Inc.	51,000	57,015
	Info-Tek Corp.	21,000	25,749
#	Ingentec Corp.	5,250	33,847
	Innodisk Corp.	28,172	223,920
	Innolux Corp.	1,228,587	592,299
	Inpaq Technology Co. Ltd.	19,205	47,086
	Insyde Software Corp.	6,000	96,871
	Intai Technology Corp.	11,000	38,546

		Shares	Value»
TAIWAN — (Continued)
	Integrated Service Technology, Inc.	24,000	$139,217
*	IntelliEPI, Inc.	6,000	13,847
	Interactive Digital Technologies, Inc.	13,000	34,240
*	International CSRC Investment Holdings Co.	306,000	142,083
	International Games System Co. Ltd.	31,000	978,120
#	Inventec Corp.	315,000	435,657
	Iron Force Industrial Co. Ltd.	20,742	70,833
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	58,697
	ITE Technology, Inc.	55,000	229,321
	ITEQ Corp.	64,000	151,049
	J&V Energy Technology Co. Ltd.	12,000	75,474
	Jarllytec Co. Ltd.	9,000	41,450
	Jean Co. Ltd.	47,313	34,133
	Jentech Precision Industrial Co. Ltd.	4,299	193,054
	Jetway Information Co. Ltd.	12,750	20,493
	Jetwell Computer Co. Ltd.	9,000	38,504
	Jia Wei Lifestyle, Inc.	18,000	39,171
	Jih Lin Technology Co. Ltd.	14,000	27,445
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	62,055
#	Jinan Acetate Chemical Co. Ltd.	15,888	416,711
	JMC Electronics Co. Ltd.	13,000	17,412
	Johnson Health Tech Co. Ltd.	33,000	153,262
	Joinsoon Electronics Manufacturing Co. Ltd.	34,813	20,273
#	JPC connectivity, Inc.	26,000	142,283
#	JSL Construction & Development Co. Ltd.	32,433	87,423
	K Laser Technology, Inc.	47,000	31,485
	Kaimei Electronic Corp.	40,400	79,738
	Kaori Heat Treatment Co. Ltd.	9,000	87,822
	Kedge Construction Co. Ltd.	19,913	44,670

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Keding Enterprises Co. Ltd.	10,000	$40,070
	KEE TAI Properties Co. Ltd.	130,935	64,925
	Kenda Rubber Industrial Co. Ltd.	251,051	232,074
	Kent Industrial Co. Ltd.	12,000	11,384
	Kerry TJ Logistics Co. Ltd.	82,000	102,421
*	Key Ware Electronics Co. Ltd.	54,000	22,869
	Keystone Microtech Corp.	7,000	71,316
	KGI Financial Holding Co. Ltd.	1,497,000	771,366
	KHGEARS International Ltd.	10,000	50,203
	Kindom Development Co. Ltd.	116,000	162,810
	King Chou Marine Technology Co. Ltd.	18,000	21,999
#	King Polytechnic Engineering Co. Ltd.	17,400	28,091
	King Slide Works Co. Ltd.	10,000	375,680
	King Yuan Electronics Co. Ltd.	274,000	1,032,678
	King’s Town Bank Co. Ltd.	180,000	276,120
*	King’s Town Construction Co. Ltd.	9,000	20,944
	Kinik Co.	14,000	131,266
	Kinko Optical Co. Ltd.	54,000	41,804
	Kinpo Electronics	367,000	275,245
	Kinsus Interconnect Technology Corp.	122,000	399,434
	KMC Kuei Meng International, Inc.	14,000	59,209
	KNH Enterprise Co. Ltd.	40,000	23,735
	Ko Ja Cayman Co. Ltd.	18,000	27,447
	KS Terminals, Inc.	25,000	58,641
	Kung Long Batteries Industrial Co. Ltd.	20,000	91,891
*	Kung Sing Engineering Corp.	94,000	33,713
#	Kuo Toong International Co. Ltd.	73,000	136,993

		Shares	Value»
TAIWAN — (Continued)
*	Kuo Yang Construction Co. Ltd.	86,000	$55,817
	Kwong Lung Enterprise Co. Ltd.	34,000	59,598
	L&K Engineering Co. Ltd.	58,166	402,375
	La Kaffa International Co. Ltd.	10,000	31,920
	Lanner Electronics, Inc.	32,380	89,299
	Largan Precision Co. Ltd. (3008 TT)	11,000	770,447
	Laser Tek Taiwan Co. Ltd.	13,300	27,859
	Laster Tech Corp. Ltd.	37,000	43,909
*	Leader Electronics, Inc.	74,000	41,067
*	Lealea Enterprise Co. Ltd.	171,600	48,160
*	Leatec Fine Ceramics Co. Ltd.	18,000	15,678
	LEE CHI Enterprises Co. Ltd.	39,000	18,081
	Lelon Electronics Corp.	31,000	69,039
	Lemtech Holdings Co. Ltd.	16,000	51,453
	Leo Systems, Inc.	20,000	20,488
*	Leofoo Development Co. Ltd.	59,000	31,976
*	Li Peng Enterprise Co. Ltd.	180,000	44,375
	Lian HWA Food Corp.	31,824	111,036
	Lida Holdings Ltd.	20,000	16,178
	Lien Hwa Industrial Holdings Corp.	124,781	231,708
	Lingsen Precision Industries Ltd.	119,000	70,174
	Lintes Technology Co. Ltd.	5,000	27,119
	Lion Travel Service Co. Ltd.	29,000	121,659
	Lite-On Technology Corp.	237,000	742,946
	Liton Technology Corp.	18,000	19,248
*	Long Bon International Co. Ltd.	23,000	15,235
	Long Da Construction & Development Corp.	77,000	83,719
*	Longchen Paper & Packaging Co. Ltd.	303,515	126,176

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Longwell Co.	48,000	$115,881
	Loop Telecommunication International, Inc.	21,000	47,082
	Lotes Co. Ltd.	11,207	569,970
#	Lotus Pharmaceutical Co. Ltd.	40,000	310,452
#	Lucky Cement Corp.	107,000	48,730
	Lumax International Corp. Ltd.	30,600	103,604
*	Lung Yen Life Service Corp.	57,000	81,757
	Lungteh Shipbuilding Co. Ltd.	22,050	76,642
	Luxe Green Energy Technology Co. Ltd.	21,630	17,755
	LuxNet Corp.	12,617	53,101
	M3 Technology, Inc.	6,000	19,366
#	M31 Technology Corp.	3,840	87,061
	Macauto Industrial Co. Ltd.	19,000	36,305
	Machvision, Inc.	7,000	76,903
	Macnica Galaxy, Inc.	6,000	12,344
	Macroblock, Inc.	10,000	24,155
	Macronix International Co. Ltd.	651,000	484,774
#	Makalot Industrial Co. Ltd.	39,780	426,778
	Man Zai Industrial Co. Ltd.	14,700	20,659
	Marketech International Corp.	27,000	126,541
	Materials Analysis Technology, Inc.	17,622	146,398
	Maxigen Biotech, Inc.	13,650	17,891
	Mayer Steel Pipe Corp.	72,000	61,417
	Mechema Chemicals International Corp.	22,000	48,226
*	Medeon Biodesign, Inc.	11,339	16,403
	MediaTek, Inc.	109,000	4,243,170
	Mega Financial Holding Co. Ltd.	708,835	863,641
*	Megaforce Co. Ltd.	16,000	14,649
	Meiloon Industrial Co.	16,800	19,341
*	Mercuries & Associates Holding Ltd.	134,396	70,132
*	Mercuries Life Insurance Co. Ltd.	984,219	209,391
	Merida Industry Co. Ltd.	41,000	223,317
	Merry Electronics Co. Ltd.	74,101	241,937

		Shares	Value»
TAIWAN — (Continued)
	METAAGE Corp.	16,000	$23,264
*	Microbio Co. Ltd.	113,399	133,546
	Micro-Star International Co. Ltd.	125,000	683,768
	Mildef Crete, Inc.	16,000	46,091
	MIN AIK Technology Co. Ltd.	44,000	37,439
	Mitac Holdings Corp.	292,000	407,451
*	Mobiletron Electronics Co. Ltd.	11,000	14,942
#	momo.com, Inc.	15,750	182,762
*	MOSA Industrial Corp.	25,969	18,380
*	Mosel Vitelic, Inc.	18,000	18,041
	Motech Industries, Inc.	118,000	87,688
	MPI Corp.	8,000	197,038
#	MSSCORPS Co. Ltd.	20,523	128,725
	Munsin Garment Corp.	8,000	11,999
*	My Humble House Hospitality Management Consulting	13,000	23,292
	Nak Sealing Technologies Corp.	23,000	81,702
	Namchow Holdings Co. Ltd.	59,000	100,692
	Nan Juen International Co. Ltd.	4,000	21,055
*	Nan Kang Rubber Tire Co. Ltd.	78,000	114,824
	Nan Liu Enterprise Co. Ltd.	10,000	21,918
	Nan Pao Resins Chemical Co. Ltd.	20,000	175,838
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	17,944
	Nan Ya Plastics Corp.	493,000	635,194
	Nan Ya Printed Circuit Board Corp.	38,000	153,404
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	34,805
	Nantex Industry Co. Ltd.	67,000	72,108
*	Nanya Technology Corp.	201,000	260,284
	National Aerospace Fasteners Corp.	7,000	18,963
	National Petroleum Co. Ltd.	21,000	42,358
	Netronix, Inc.	18,000	65,223
*	New Asia Construction & Development Corp.	50,000	18,580

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co. Ltd.	8,000	$8,286
*	Newmax Technology Co. Ltd.	24,000	20,390
	Nexcom International Co. Ltd.	25,000	37,116
	Nextronics Engineering Corp.	11,000	37,029
	Nichidenbo Corp.	57,000	106,872
	Nidec Chaun-Choung Technology Corp.	4,000	25,848
	Nien Hsing Textile Co. Ltd.	35,000	21,714
	Nien Made Enterprise Co. Ltd.	31,000	461,938
	Niko Semiconductor Co. Ltd.	17,191	24,109
	Nishoku Technology, Inc.	18,000	73,620
	Nova Technology Corp.	6,000	34,396
#	Novatek Microelectronics Corp.	115,000	1,776,903
	Nuvoton Technology Corp.	79,000	245,050
	Nyquest Technology Co. Ltd.	5,000	8,699
	O-Bank Co. Ltd.	351,000	107,180
*	Ocean Plastics Co. Ltd.	60,000	63,261
	OFCO Industrial Corp.	23,000	15,941
	OK Biotech Co. Ltd.	46,571	34,880
*	Oneness Biotech Co. Ltd.	40,005	157,396
	Optimax Technology Corp.	41,946	40,522
	Orient Semiconductor Electronics Ltd.	178,000	210,532
	Oriental Union Chemical Corp.	171,000	93,643
	O-TA Precision Industry Co. Ltd.	22,000	56,680
	Pacific Construction Co.	101,000	32,105
	Pacific Hospital Supply Co. Ltd.	16,000	44,232
*	Paiho Shih Holdings Corp.	48,628	45,399
	Pan Asia Chemical Corp.	51,519	23,390
	Pan German Universal Motors Ltd.	9,000	81,263

		Shares	Value»
TAIWAN — (Continued)
	Pan Jit International, Inc.	107,000	$182,870
	Pan-International Industrial Corp.	166,000	191,909
	Panion & BF Biotech, Inc.	21,000	55,752
	Parade Technologies Ltd.	10,000	217,698
	Parpro Corp.	37,000	33,468
	Patec Precision Industry Co. Ltd.	9,192	33,503
*	PChome Online, Inc.	48,268	72,567
	PCL Technologies, Inc.	20,281	66,946
	P-Duke Technology Co. Ltd.	16,000	43,554
	Pegatron Corp.	201,000	609,465
	Pegavision Corp.	15,514	179,827
	PharmaEngine, Inc.	25,000	79,076
*	PharmaEssentia Corp.	5,219	102,067
*	Phihong Technology Co. Ltd.	95,000	110,713
	Phison Electronics Corp.	20,000	287,028
	Phoenix Silicon International Corp.	40,272	150,095
	Phoenix Tours International, Inc.	18,300	34,519
*	Phytohealth Corp.	53,000	28,626
	Pixart Imaging, Inc.	39,000	290,644
	Planet Technology Corp.	8,000	40,193
	Plastron Precision Co. Ltd.	27,000	13,647
	Podak Co. Ltd.	7,000	12,502
	Polytronics Technology Corp.	14,000	30,139
	Posiflex Technology, Inc.	11,000	70,439
	Pou Chen Corp.	358,000	418,562
	Power Wind Health Industry, Inc.	16,000	57,676
#*	Powerchip Semiconductor Manufacturing Corp.	486,000	268,348
	Powertech Technology, Inc.	113,000	440,011
	Poya International Co. Ltd.	15,312	237,988
	President Chain Store Corp.	78,000	716,183
	President Securities Corp.	260,000	206,762

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	141,000	$351,925
#	Prince Housing & Development Corp.	343,000	110,569
	Princeton Technology Corp.	40,000	24,636
	Pro Hawk Corp.	2,000	10,029
	Progate Group Corp.	3,132	16,319
	Promate Electronic Co. Ltd.	73,000	185,920
	Prosperity Dielectrics Co. Ltd.	38,000	52,597
	PSS Co. Ltd.	9,000	36,966
	Qisda Corp.	179,000	199,163
	QST International Corp.	26,581	55,051
	Qualipoly Chemical Corp.	25,000	34,068
	Quang Viet Enterprise Co. Ltd.	16,000	50,967
#	Quanta Computer, Inc.	142,000	1,289,550
	Quanta Storage, Inc.	58,000	170,571
*	Quintain Steel Co. Ltd.	91,514	33,786
	Radiant Opto-Electronics Corp.	74,000	481,662
*	Radium Life Tech Co. Ltd.	236,417	70,299
	Rafael Microelectronics, Inc.	2,000	8,065
	Raydium Semiconductor Corp.	18,000	188,773
*	RDC Semiconductor Co. Ltd.	4,000	26,749
	Realtek Semiconductor Corp.	57,000	836,330
#	Rechi Precision Co. Ltd.	141,000	112,814
	Rexon Industrial Corp. Ltd.	37,000	39,550
#*	Rich Development Co. Ltd.	181,280	55,962
*	Right WAY Industrial Co. Ltd.	19,000	8,052
*	Ritek Corp.	177,000	77,782
	Rodex Fasteners Corp.	12,000	15,300
#	Ruby Tech Corp.	9,270	15,619
	Ruentex Development Co. Ltd.	261,400	375,267

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Engineering & Construction Co.	25,200	$103,970
#	Ruentex Industries Ltd.	100,619	237,438
#	Run Long Construction Co. Ltd.	217,800	325,565
	Sakura Development Co. Ltd.	95,914	150,199
	Sampo Corp.	105,000	93,671
	San Fang Chemical Industry Co. Ltd.	59,000	82,090
	San Far Property Ltd.	50,000	37,977
	San Fu Chemical Co. Ltd.	12,000	47,035
*	San Lien Technology Corp. Ltd.	8,400	24,078
	San Shing Fastech Corp.	22,000	38,359
	Sanitar Co. Ltd.	17,000	21,365
#	Sanyang Motor Co. Ltd.	184,000	397,465
	Savior Lifetec Corp.	80,000	54,567
	SCI Pharmtech, Inc.	14,714	40,907
	ScinoPharm Taiwan Ltd.	76,000	56,792
	SciVision Biotech, Inc.	17,000	53,197
	SDI Corp.	49,000	180,050
*	Sea Sonic Electronics Co. Ltd.	10,000	19,944
	Securitag Assembly Group Co.	4,000	12,811
	Senao International Co. Ltd.	31,000	33,768
	Senao Networks, Inc.	10,467	45,232
	Sensortek Technology Corp.	11,000	87,757
	Sercomm Corp.	93,000	316,820
	Sesoda Corp.	87,000	107,134
	Shanghai Commercial & Savings Bank Ltd.	506,881	629,667
	Shan-Loong Transportation Co. Ltd.	20,000	12,613
	Sharehope Medicine Co. Ltd.	34,369	31,889
	Sheh Fung Screws Co. Ltd.	6,000	10,926
	Sheng Yu Steel Co. Ltd.	37,000	30,129
	ShenMao Technology, Inc.	30,000	61,738
	Shieh Yih Machinery Industry Co. Ltd.	23,000	27,962

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shih Her Technologies, Inc.	22,000	$95,237
*	Shih Wei Navigation Co. Ltd.	121,201	65,415
	Shihlin Electric & Engineering Corp.	30,000	187,666
*	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	16,413
	Shin Hsiung Natural Gas Co. Ltd.	6,480	9,806
*	Shin Kong Financial Holding Co. Ltd.	1,541,934	545,607
	Shin Ruenn Development Co. Ltd.	27,899	51,419
	Shin Zu Shing Co. Ltd.	35,086	187,702
	Shinfox Energy Co. Ltd.	19,000	68,405
*	Shining Building Business Co. Ltd.	145,000	46,934
	Shinkong Insurance Co. Ltd.	81,000	246,396
	Shinkong Synthetic Fibers Corp.	402,000	189,778
	Shinkong Textile Co. Ltd.	36,000	51,314
	Shiny Brands Group Co. Ltd.	6,000	32,672
	Shiny Chemical Industrial Co. Ltd.	29,500	153,527
#	ShunSin Technology Holding Ltd.	11,000	69,460
	Shuttle, Inc.	88,000	55,219
	Sigurd Microelectronics Corp.	145,000	327,890
	Silergy Corp.	13,000	201,687
	Silicon Integrated Systems Corp.	96,785	229,689
	Silicon Power Computer & Communications, Inc.	19,000	18,427
	Simplo Technology Co. Ltd.	27,000	284,624
	Sinbon Electronics Co. Ltd.	42,000	343,798
	Sincere Navigation Corp.	103,000	82,913
	Sinher Technology, Inc.	9,000	9,950

		Shares	Value»
TAIWAN — (Continued)
	Sinmag Equipment Corp.	12,000	$53,112
	Sino-American Silicon Products, Inc.	88,000	425,917
	Sinon Corp.	123,000	159,696
	SinoPac Financial Holdings Co. Ltd.	1,825,666	1,295,999
	Sinopower Semiconductor, Inc.	6,000	19,335
	Sinphar Pharmaceutical Co. Ltd.	56,160	53,878
	Sinyi Realty, Inc.	88,000	82,121
	Sirtec International Co. Ltd.	24,000	26,692
	Sitronix Technology Corp.	39,000	267,191
	Siward Crystal Technology Co. Ltd.	54,000	48,146
	Soft-World International Corp.	19,000	80,594
	Solar Applied Materials Technology Corp.	149,000	285,807
	Solteam, Inc.	16,465	26,780
*	Solytech Enterprise Corp.	46,000	18,240
	Sonix Technology Co. Ltd.	28,000	40,427
	Southeast Cement Co. Ltd.	52,000	35,100
	Speed Tech Corp.	33,000	50,241
	Sporton International, Inc.	29,650	193,477
	Sports Gear Co. Ltd.	16,000	58,903
	St. Shine Optical Co. Ltd.	20,000	130,960
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	57,351
	Standard Foods Corp.	125,000	146,408
	Stark Technology, Inc.	32,000	128,872
	S-Tech Corp.	41,000	41,878
	STL Technology Co. Ltd.	13,000	13,668
	Sumeeko Industries Co. Ltd.	6,000	20,160
	Sun Max Tech Ltd.	15,000	23,425
*	Sun Yad Construction Co. Ltd.	26,686	12,154
	Sunflex Tech Co. Ltd.	21,000	19,039
	Sunfun Info Co. Ltd.	2,696	24,548
	Sunjuice Holdings Co. Ltd.	7,000	30,657
*	Sunko INK Co. Ltd.	30,000	19,215

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	SunMax Biotechnology Co. Ltd.	8,000	$66,066
	Sunny Friend Environmental Technology Co. Ltd.	29,119	86,589
	Sunonwealth Electric Machine Industry Co. Ltd.	74,000	218,385
	Sunplus Innovation Technology, Inc.	9,000	47,525
*	Sunplus Technology Co. Ltd.	139,000	125,084
	Sunrex Technology Corp.	44,000	75,882
	Sunspring Metal Corp.	43,000	43,973
	Superior Plating Technology Co. Ltd.	7,000	13,207
#	Supreme Electronics Co. Ltd.	164,693	334,766
	Swancor Holding Co. Ltd.	22,000	70,494
	Sweeten Real Estate Development Co. Ltd.	42,930	41,613
	Symtek Automation Asia Co. Ltd.	21,444	132,330
	Syncmold Enterprise Corp.	41,000	127,761
	Synmosa Biopharma Corp.	94,466	106,459
	Synnex Technology International Corp.	147,000	322,881
	Syscom Computer Engineering Co.	26,000	43,456
#	Sysgration	31,000	32,202
	Systex Corp.	51,000	208,716
	T3EX Global Holdings Corp.	34,000	90,030
	TA Chen Stainless Pipe	267,116	269,032
#	Ta Ya Electric Wire & Cable	210,046	295,702
	Tah Hsin Industrial Corp.	5,720	12,567
	TA-I Technology Co. Ltd.	30,000	43,374
*	Tai Tung Communication Co. Ltd.	42,192	35,737
	Taichung Commercial Bank Co. Ltd.	520,762	286,532
	TaiDoc Technology Corp.	14,000	68,578

		Shares	Value»
TAIWAN — (Continued)
	Taiflex Scientific Co. Ltd.	57,769	$94,192
	Taimide Tech, Inc.	22,000	30,193
	Tainan Enterprises Co. Ltd.	22,000	25,291
	Tainan Spinning Co. Ltd.	382,000	180,218
	Tai-Saw Technology Co. Ltd.	16,000	12,760
	Taishin Financial Holding Co. Ltd.	1,244,076	661,002
#	TaiSol Electronics Co. Ltd.	24,000	47,810
*	Taisun Enterprise Co. Ltd.	60,000	37,212
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	75,636
	Taiwan Business Bank	1,165,008	560,408
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	13,990
	Taiwan Cogeneration Corp.	148,301	197,961
	Taiwan Cooperative Financial Holding Co. Ltd.	1,012,754	791,844
	Taiwan FamilyMart Co. Ltd.	9,000	53,015
#	Taiwan Fertilizer Co. Ltd.	108,000	191,413
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	64,477
	Taiwan Fructose Co. Ltd.	26,500	13,708
	Taiwan FU Hsing Industrial Co. Ltd.	46,000	75,290
#*	Taiwan Glass Industry Corp.	365,000	219,655
	Taiwan High Speed Rail Corp.	274,000	248,507
	Taiwan Hon Chuan Enterprise Co. Ltd.	96,757	459,726
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	85,440
*	Taiwan IC Packaging Corp.	41,000	22,717
	Taiwan Line Tek Electronic	14,420	13,428
#	Taiwan Mask Corp.	76,000	128,250
	Taiwan Mobile Co. Ltd.	368,000	1,296,999

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co. Ltd.	82,000	$78,574
	Taiwan Paiho Ltd.	80,000	199,644
#	Taiwan PCB Techvest Co. Ltd.	106,000	123,711
#	Taiwan Sakura Corp.	56,000	144,619
	Taiwan Sanyo Electric Co. Ltd.	43,000	53,193
	Taiwan Secom Co. Ltd.	74,000	313,295
	Taiwan Semiconductor Co. Ltd.	65,000	125,779
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,289,001	71,781,864
	Taiwan Shin Kong Security Co. Ltd.	73,000	94,034
	Taiwan Steel Union Co. Ltd.	7,000	26,166
*	Taiwan Styrene Monomer	120,000	44,979
	Taiwan Surface Mounting Technology Corp.	98,000	321,967
	Taiwan Taxi Co. Ltd.	10,000	35,487
*	Taiwan TEA Corp.	179,000	115,526
	Taiwan Union Technology Corp.	75,000	371,380
#	Taiwan-Asia Semiconductor Corp.	89,000	95,202
	Taiyen Biotech Co. Ltd.	27,000	28,177
*	Tang Eng Iron Works Co. Ltd.	20,000	20,423
*	Tatung Co. Ltd.	182,000	248,403
	Tatung System Technologies, Inc.	8,000	21,601
*	TBI Motion Technology Co. Ltd.	30,000	40,201
	TCC Group Holdings Co. Ltd.	704,076	699,442
	TCI Co. Ltd.	37,000	152,510
	Te Chang Construction Co. Ltd.	28,000	53,560
	Teco Electric & Machinery Co. Ltd.	192,000	293,464
	Tehmag Foods Corp.	5,000	47,618
	TEKOM Technologies, Inc.	3,000	9,014
	Tera Autotech Corp.	24,000	19,837
	Test Research, Inc.	53,000	216,791

		Shares	Value»
TAIWAN — (Continued)
	Test Rite International Co. Ltd.	31,000	$19,699
	Thermaltake Technology Co. Ltd.	12,000	13,667
	Thinking Electronic Industrial Co. Ltd.	24,000	120,916
	Thye Ming Industrial Co. Ltd.	35,000	72,378
	Tofu Restaurant Co. Ltd.	2,000	15,825
	Ton Yi Industrial Corp.	305,000	155,333
	Tong Hsing Electronic Industries Ltd.	64,970	257,144
	Tong Yang Industry Co. Ltd.	61,000	201,711
	Tong-Tai Machine & Tool Co. Ltd.	41,000	40,001
	Top Union Electronics Corp.	31,275	30,830
	Topco Scientific Co. Ltd.	58,780	567,444
	Topco Technologies Corp.	10,000	21,780
	Topkey Corp.	19,000	135,720
	Topoint Technology Co. Ltd.	35,000	42,178
	Toung Loong Textile Manufacturing	15,000	10,528
*	TPK Holding Co. Ltd.	129,000	166,675
	Trade-Van Information Services Co.	6,000	14,499
	Transcend Information, Inc.	64,000	190,726
	Transcom, Inc.	20,350	85,320
	Tripod Technology Corp.	79,000	466,304
	Trusval Technology Co. Ltd.	13,304	91,876
	Tsang Yow Industrial Co. Ltd.	13,000	11,961
	Tsann Kuen Enterprise Co. Ltd.	18,419	19,033
	TSC Auto ID Technology Co. Ltd.	8,498	58,936
#	TSEC Corp.	85,000	56,550
	TSRC Corp.	173,000	130,510
	Ttet Union Corp.	7,000	33,332
	TTFB Co. Ltd.	10,189	64,213
	TTY Biopharm Co. Ltd.	76,000	173,390
*	Tul Corp.	19,000	44,038
	Tung Ho Steel Enterprise Corp.	166,000	379,476

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tung Thih Electronic Co. Ltd.	22,000	$67,663
	TURVO International Co. Ltd.	11,000	54,683
	TXC Corp.	111,000	402,241
	TYC Brother Industrial Co. Ltd.	66,000	120,845
	Tycoons Group Enterprise	54,115	16,450
*	Tyntek Corp.	79,000	53,422
#	TZE Shin International Co. Ltd.	27,000	18,750
*	U-BEST Innovative Technology Co. Ltd.	36,000	20,211
	Ubright Optronics Corp.	12,000	24,504
	UDE Corp.	28,000	77,698
	Ultra Chip, Inc.	19,000	52,600
	U-Ming Marine Transport Corp.	175,000	301,699
	Unic Technology Corp.	25,000	27,886
	Unictron Technologies Corp.	8,000	16,624
	Unimicron Technology Corp.	159,000	776,522
#	Union Bank of Taiwan	350,967	165,556
*	Union Insurance Co. Ltd.	22,000	22,922
	Uni-President Enterprises Corp.	688,000	1,926,674
	Unitech Computer Co. Ltd.	13,000	14,488
*	Unitech Printed Circuit Board Corp.	186,841	172,736
*	United Alloy-Tech Co.	16,000	18,022
	United Integrated Services Co. Ltd.	49,000	508,950
	United Microelectronics Corp. (2303 TT)	1,042,000	1,503,342
	United Orthopedic Corp.	31,000	94,221
	United Radiant Technology	17,000	10,408
	United Recommend International Co. Ltd.	11,900	21,754
#*	United Renewable Energy Co. Ltd.	527,000	182,227
	Univacco Technology, Inc.	17,000	29,494
	Universal Cement Corp.	162,832	152,931

		Shares	Value»
TAIWAN — (Continued)
	Universal Microwave Technology, Inc.	5,000	$46,981
	Universal Vision Biotechnology Co. Ltd.	14,798	100,325
	Universal, Inc.	9,000	7,747
	UPC Technology Corp.	222,000	76,344
*	UPI Semiconductor Corp.	9,000	68,228
	Userjoy Technology Co. Ltd.	18,165	45,402
	USI Corp.	236,000	102,468
*	Usun Technology Co. Ltd.	11,000	22,130
	U-Tech Media Corp.	25,000	14,494
	Utechzone Co. Ltd.	20,000	81,073
	UVAT Technology Co. Ltd.	9,000	26,118
	Value Valves Co. Ltd.	8,000	23,708
#	Vanguard International Semiconductor Corp.	180,133	531,700
	Ventec International Group Co. Ltd.	23,000	49,742
	Viking Tech Corp.	26,000	38,908
	Visco Vision, Inc.	13,000	87,215
	VisEra Technologies Co. Ltd.	18,000	153,347
#	Visual Photonics Epitaxy Co. Ltd.	36,000	155,040
	Vivotek, Inc.	13,000	47,385
	Vizionfocus, Inc.	10,000	59,360
	Voltronic Power Technology Corp.	12,000	789,171
#	Wafer Works Corp.	215,000	193,899
#	Waffer Technology Corp.	46,906	102,270
	Wah Hong Industrial Corp.	21,000	27,971
	Wah Lee Industrial Corp.	56,000	210,362
#	Walsin Lihwa Corp.	456,442	418,331
	Walsin Technology Corp.	94,000	288,834
	Walton Advanced Engineering, Inc.	109,000	54,056
	Wan Hai Lines Ltd.	72,400	191,680
*	We&Win Development Co. Ltd.	73,000	32,379
*	We&Win Diversification Co. Ltd.	18,000	15,887

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WEI Chih Steel Industrial Co. Ltd.	49,000	$35,052
	Wei Chuan Foods Corp.	99,000	55,206
#	Weikeng Industrial Co. Ltd.	147,000	158,322
	Well Shin Technology Co. Ltd.	25,000	48,569
	Welldone Co.	10,000	14,887
	Wholetech System Hitech Ltd.	18,000	58,048
*	Win Semiconductors Corp.	118,000	436,925
#*	Winbond Electronics Corp.	540,913	320,161
	Winmate, Inc.	12,000	51,170
	Winstek Semiconductor Co. Ltd.	20,000	64,132
	WinWay Technology Co. Ltd.	2,000	80,167
	Wisdom Marine Lines Co. Ltd.	152,000	344,953
*	Wiselink Co. Ltd.	28,365	84,787
#	Wistron Corp.	324,000	1,089,018
	Wistron NeWeb Corp.	73,647	275,189
	WITS Corp.	15,659	55,810
	Wiwynn Corp.	11,000	625,377
	Wonderful Hi-Tech Co. Ltd.	36,000	38,790
	Wowprime Corp.	31,293	232,396
	WPG Holdings Ltd.	252,000	572,561
	WT Microelectronics Co. Ltd.	87,641	294,935
	WUS Printed Circuit Co. Ltd.	49,000	77,141
	XinTec, Inc.	62,000	400,059
	X-Legend Entertainment Co. Ltd.	3,000	9,484
	Xxentria Technology Materials Corp.	53,675	98,954
	Ya Horng Electronic Co. Ltd.	15,000	26,246
	Yageo Corp.	45,792	778,849
	Yang Ming Marine Transport Corp.	182,000	373,650
	Yankey Engineering Co. Ltd.	14,917	143,043
	YC INOX Co. Ltd.	92,858	62,644
	YCC Parts Manufacturing Co. Ltd.	11,000	19,791

		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co. Ltd.	83,702	$79,272
	Yem Chio Co. Ltd.	161,000	91,218
	Yen Sun Technology Corp.	14,000	22,678
*	Yeong Guan Energy Technology Group Co. Ltd.	46,799	56,199
	YFC-Boneagle Electric Co. Ltd..	23,000	19,306
	YFY, Inc	367,000	348,434
	Yi Jinn Industrial Co. Ltd.	66,150	39,545
	Yieh Phui Enterprise Co. Ltd.	320,892	150,638
	Yonyu Plastics Co. Ltd.	12,000	9,080
	Young Fast Optoelectronics Co. Ltd.	26,000	50,688
	Youngtek Electronics Corp.	42,000	92,237
	Yuan High-Tech Development Co. Ltd.	3,000	14,440
	Yuanta Financial Holding Co. Ltd.	1,082,808	1,086,020
	Yuanta Futures Co. Ltd.	31,000	84,306
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	48,860
#	Yulon Finance Corp.	80,308	347,785
#	Yulon Motor Co. Ltd.	159,864	282,635
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,470
	Yungshin Construction & Development Co. Ltd.	16,000	104,584
	YungShin Global Holding Corp.	60,000	104,906
	Yusin Holding Corp.	7,000	28,245
	Zeng Hsing Industrial Co. Ltd.	18,669	61,996
	Zenitron Corp.	61,000	60,393
	Zero One Technology Co. Ltd.	45,579	141,152
#	Zhen Ding Technology Holding Ltd.	181,000	624,142

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Zig Sheng Industrial Co. Ltd.	124,000	$39,385
*	Zinwell Corp.	73,000	39,893
	Zippy Technology Corp.	33,000	74,136
	Zyxel Group Corp.	110,895	142,798

TOTAL TAIWAN			239,223,028

THAILAND — (2.5%)
	AAPICO Hitech PCL (AH/F TB)	46,400	27,363
*	Absolute Clean Energy PCL	547,400	22,224
	Advanced Info Service PCL	92,600	754,630
	Advanced Information Technology PCL, Class F	185,950	23,474
	AEON Thana Sinsap Thailand PCL	31,400	130,271
	After You PCL	116,600	36,972
	Airports of Thailand PCL	245,700	445,966
	Allianz Ayudhya Capital PCL	9,200	8,861
	Amata Corp. PCL	204,000	176,826
	AP Thailand PCL	807,400	228,498
	Asia Plus Group Holdings PCL	335,500	25,253
	Asia Sermkij Leasing PCL, NVDR	30,000	10,846
	Asian Alliance International PCL	137,500	27,504
	Asian Insulators PCL	64,800	7,528
	Asian Sea Corp. PCL, Class F	117,700	32,612
	Asset World Corp. PCL	416,600	45,678
	Assetwise PCL	38,500	9,127
	B Grimm Power PCL	117,100	77,037
	Bangchak Corp. PCL	252,000	255,771
	Bangchak Sriracha PCL	280,900	61,599
	Bangkok Airways PCL	91,000	68,766
	Bangkok Bank PCL (BBLF TB)	132,100	575,454
	Bangkok Chain Hospital PCL	106,100	54,394
	Bangkok Commercial Asset Management PCL	593,100	145,880

		Shares	Value»
THAILAND — (Continued)
	Bangkok Dusit Medical Services PCL, Class F	831,100	$683,450
	Bangkok Expressway & Metro PCL	880,100	206,039
	Bangkok Land PCL	4,188,000	76,946
	Bangkok Life Assurance PCL, NVDR	48,900	36,590
	Banpu PCL	1,176,000	217,810
	Banpu Power PCL	65,300	24,576
	BCPG PCL	208,300	41,975
	BEC World PCL	300,000	37,517
#	Berli Jucker PCL	176,200	125,838
	Betagro PCL	110,400	69,358
*	Better World Green PCL	857,700	11,184
*	Beyond Securities PCL	1,342,000	47,325
	BKI Holdings PCL	19,100	169,803
	Bluebik Group PCL	44,800	55,759
*	Bound & Beyond PCL	54,600	14,643
	Brooker Group PCL	954,100	16,682
*	BTS Group Holdings PCL	774,100	113,781
	Bumrungrad Hospital PCL	63,600	512,645
	Cal-Comp Electronics Thailand PCL, Class F	1,338,987	210,302
#	Carabao Group PCL, Class F	39,600	93,587
	Central Pattana PCL	125,500	233,372
	Central Plaza Hotel PCL	49,100	52,381
	Central Retail Corp. PCL	304,400	288,659
	CH Karnchang PCL	275,200	156,581
*	Charoen Pokphand Foods PCL	419,400	308,227
	Chayo Group PCL	201,160	20,745
#	Chularat Hospital PCL, Class F	1,665,000	143,088
	CK Power PCL	425,000	46,096
	Com7 PCL, Class F	181,200	150,351
*	Country Group Development PCL	1,753,500	17,667
*	Country Group Holdings PCL, Class F	354,600	7,146
	CP ALL PCL	170,800	321,405
	CP Axtra PCL	55,882	56,304
	Delta Electronics Thailand PCL	252,400	1,032,188

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Demco PCL	163,000	$16,810
	Dhipaya Group Holdings PCL	65,200	52,651
	Diamond Building Products PCL	45,400	10,629
	Dohome PCL	73,390	22,618
	Don Muang Tollway PCL	170,600	58,645
	Dynasty Ceramic PCL	928,200	50,612
	Eastern Polymer Group PCL, Class F	202,900	28,260
	Ekachai Medical Care PCL	86,100	17,095
	Electricity Generating PCL	29,300	104,193
#	Energy Absolute PCL	250,400	58,621
	Erawan Group PCL	633,300	75,069
#	Forth Corp. PCL	31,800	12,062
	Forth Smart Service PCL	73,000	12,980
	Fortune Parts Industry PCL, Class F	107,900	6,651
	Frasers Property Thailand PCL	68,900	26,952
	GFPT PCL	157,100	51,676
*	Global Green Chemicals PCL, Class F	58,600	7,780
#	Global Power Synergy PCL, Class F	60,400	75,623
*	Green Tech Ventures PCL, Class F	3,513,400	13,535
	Gulf Energy Development PCL	156,600	308,606
#	Gunkul Engineering PCL	932,100	75,131
	Haad Thip PCL	61,200	30,287
	Hana Microelectronics PCL	157,400	178,413
	Heng Leasing & Capital PCL	461,200	20,501
	Home Product Center PCL	753,600	213,272
	Ichitan Group PCL	196,200	91,283
	Index Livingmall PCL	68,700	35,627
	Indorama Ventures PCL	196,400	151,323
	Intouch Holdings PCL, Class F	7,400	23,464
#	IRPC PCL	2,872,900	131,109
	I-TAIL Corp. PCL	76,500	57,242
*	Italian-Thai Development PCL	463,500	9,340

		Shares	Value»
THAILAND — (Continued)
#	Jasmine International PCL	690,241	$47,455
*	Jasmine Technology Solution PCL	36,800	77,973
#*	Jaymart Group Holdings PCL	191,400	87,915
#	JMT Network Services PCL	194,500	114,700
	Karmarts PCL	195,300	68,872
	Kasikornbank PCL (KBANKF TB)	31,400	136,785
	KCE Electronics PCL	140,900	150,316
	KGI Securities Thailand PCL	357,500	46,402
#	Khon Kaen Sugar Industry PCL	673,500	40,715
	Khonburi Sugar PCL	64,800	11,810
#	Kiatnakin Phatra Bank PCL	33,500	54,104
	Krung Thai Bank PCL	453,300	276,722
	Krungthai Card PCL	95,800	135,559
	Lalin Property PCL	77,200	14,870
	Land & Houses PCL (LHF TB)	1,028,100	176,707
	LH Financial Group PCL	1,283,700	31,955
	Loxley PCL	153,300	6,451
#	LPN Development PCL	269,000	23,755
	Major Cineplex Group PCL	138,500	60,744
*	Malee Group PCL	95,800	32,648
	Master Style PcL	19,500	27,593
	MBK PCL	229,408	135,286
	MC Group PCL	129,100	43,614
	MCS Steel PCL	99,900	21,907
	Mega Lifesciences PCL	114,300	133,793
	Minor International PCL	547,300	433,850
	MK Restaurants Group PCL	102,200	83,286
*	Mono Next PCL	616,500	30,693
	Moshi Moshi Retail Corp. PLC	26,000	34,864
	Muangthai Capital PCL	92,000	138,361
	Namyong Terminal PCL	111,900	10,147
	Netbay PCL	28,600	13,900
	Ngern Tid Lor PCL	215,934	113,262
	Noble Development PCL	326,100	29,377
	Northeast Rubber PCL	595,200	89,073

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	NSL Foods PCL	40,500	$39,006
*	Nusasiri PCL	759,400	6,076
	Origin Property PCL, Class F	304,400	42,758
#	Osotspa PCL	204,000	125,139
#	Plan B Media PCL, Class F	582,388	128,576
*	Platinum Group PCL, Class F	364,500	24,196
	Polyplex Thailand PCL.	61,000	24,042
	Praram 9 Hospital PCL	88,400	64,181
#	Precious Shipping PCL	228,000	56,079
	Prima Marine PCL	413,100	107,728
	Property Perfect PCL	1,293,915	7,285
	Pruksa Holding PCL	141,600	37,346
#	PTG Energy PCL	182,700	52,246
	PTT Exploration & Production PCL	232,300	870,824
	PTT Global Chemical PCL	342,700	264,045
	PTT Oil & Retail Business PCL	280,200	127,873
	PTT PCL	1,419,000	1,408,698
	Quality Houses PCL	1,939,000	106,876
	R&B Food Supply PCL	116,600	20,386
*	Rabbit Holdings PCL, Class F	726,300	12,699
	Rajthanee Hospital PCL	36,300	25,172
	Ramkhamhaeng Hospital PCL, Class F	18,200	12,836
#	Ratch Group PCL	100,500	96,048
	Ratchaphruek Hospital PCL, Class F	55,300	9,259
	Ratchthani Leasing PCL	504,790	29,170
	Regional Container Lines PCL	116,700	89,051
	Rojana Industrial Park PCL	160,600	34,742
	RS PCL	333,860	60,351
	S Hotels & Resorts PCL	330,833	22,157
	Sabina PCL	50,100	32,217
	Saha-Union PCL	31,400	29,776
	Saksiam Leasing PCL	153,800	24,612
*	Samart Corp. PCL	111,900	24,207
	Sansiri PCL	4,848,800	262,952
	Sappe PCL	17,400	34,934
	SC Asset Corp. PCL	555,300	49,696

		Shares	Value»
THAILAND — (Continued)
	SCB X PCL	92,000	$309,438
††	SCG Ceramics PCL	288,200	1,623
	SCG Packaging PCL	134,700	101,788
#	SCGJWD Logistics PCL	96,500	33,744
	Sermsang Power Corp. Co. Ltd.	118,666	20,220
	Siam Cement PCL	47,700	296,844
#	Siam Global House PCL	185,604	88,553
	Siam Wellness Group PCL, Class F	170,850	33,416
	Siamgas & Petrochemicals PCL	162,300	34,148
	Sikarin PCL, Class F	109,200	29,772
*	Singer Thailand PCL	83,900	27,349
	Singha Estate PCL	408,100	11,489
	SISB PCL	55,900	57,151
*	SKY ICT PCL, Class F	81,600	57,310
	Somboon Advance Technology PCL	43,500	15,598
	SPCG PCL	143,200	37,131
#	Sri Trang Agro-Industry PCL	289,100	177,341
	Sri Trang Gloves Thailand PCL	322,000	101,147
#	Srinanaporn Marketing PCL	148,700	55,964
	Srisawad Capital 1969 PCL	517,528	34,660
#	Srisawad Corp. PCL	109,050	138,150
	Srivichai Vejvivat PCL	49,900	15,379
#*	Star Petroleum Refining PCL	347,700	69,035
#	Stecon Group PCL	239,400	65,268
*	STP & I PCL	268,500	32,782
	Supalai PCL	325,200	188,885
*	Super Energy Corp. PCL	8,310,300	68,955
	Susco PCL	298,200	28,101
	SVI PCL	87,400	20,979
	Syntec Construction PCL	243,200	11,819
	TAC Consumer PCL, Class F	207,600	29,899
	Taokaenoi Food & Marketing PCL, Class F	86,700	26,977
	Thai Life Insurance PCL	261,200	86,693
	Thai Oil PCL	275,079	334,220
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	52,974

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Thai Union Group PCL, Class F	364,900	$162,202
	Thai Vegetable Oil PCL	68,520	50,560
	Thaicom PCL	142,100	61,481
	Thaifoods Group PCL, Class F	489,500	59,184
	Thanachart Capital PCL	31,700	49,318
	Thonburi Healthcare Group PCL	37,400	22,166
	Thoresen Thai Agencies PCL	632,500	103,089
	Tipco Asphalt PCL (TASCO/F TB)	143,300	77,287
#	Tisco Financial Group PCL (TISCO/F TB)	50,600	144,700
	TKS Technologies PCL	84,500	17,654
	TMBThanachart Bank PCL	2,322,274	122,497
	TMT Steel PCL	57,900	7,069
	TOA Paint Thailand PCL	194,200	103,589
	TPI Polene PCL	1,522,200	52,777
	TPI Polene Power PCL	1,017,000	91,619
	TQM Alpha PCL	40,000	31,116
	Triple i Logistics PCL	129,700	23,830
*	True Corp. PCL	1,443,890	526,296
	TTCL PCL	108,200	9,042
	TTW PCL	210,700	56,507
	Union Auction PCL	36,100	9,896
	United Paper PCL	43,200	13,698
	Univanich Palm Oil PCL	208,100	56,427
	Vanachai Group PCL	101,000	9,997
*	VGI PCL	840,910	70,273
	WHA Corp. PCL	1,005,500	174,312
	WHA Utilities & Power PCL	272,900	43,670
*	Xspring Capital PCL	1,813,200	53,195

TOTAL THAILAND			23,077,570

TURKEY — (1.1%)
	Adel Kalemcilik Ticaret ve Sanayi AS	17,996	21,419
*	Adese Alisveris Merkezleri Ticaret AS	296,202	15,902
	Agesa Hayat ve Emeklilik AS	6,160	18,796
	Akbank TAS	498,135	736,413

		Shares	Value»
TURKEY — (Continued)
	Akcansa Cimento AS	6,144	$27,888
	Aksa Akrilik Kimya Sanayii AS	163,458	39,867
	Aksa Enerji Uretim AS	31,229	30,077
*	Aksigorta AS	108,727	18,840
	Alarko Holding AS	13,593	34,197
*	Albaraka Turk Katilim Bankasi AS	562,031	86,243
*	Alkim Alkali Kimya AS	12,658	12,120
*	Anadolu Anonim Turk Sigorta Sirketi	38,146	95,700
	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,104	101,164
	Anadolu Hayat Emeklilik AS	17,273	45,366
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,537	24,844
*	Arcelik AS	8,540	32,056
	ARD Grup Bilisim Teknolojileri AS	36,284	33,987
	Aselsan Elektronik Sanayi Ve Ticaret AS	64,442	114,601
	Aydem Yenilenebilir Enerji AS, Class A	30,439	22,206
	Aygaz AS	6,840	30,107
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	23,062
*	Baticim Bati Anadolu Cimento Sanayii AS	8,469	39,955
*	Bera Holding AS	191,739	72,451
	BIM Birlesik Magazalar AS	14,532	198,284
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	31,402
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	13,873
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,383	33,731
	Borusan Yatirim ve Pazarlama AS	766	43,568
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	26,042
	Bursa Cimento Fabrikasi AS	160,095	29,893
*	Can2 Termik AS	415,828	17,719
	Celebi Hava Servisi AS	735	38,803

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Cemas Dokum Sanayi AS	191,078	$20,464
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	8,003
	Cimsa Cimento Sanayi VE Ticaret AS	39,883	40,604
	Coca-Cola Icecek AS	71,242	105,803
	Deva Holding AS	9,169	17,879
	Dogan Sirketler Grubu Holding AS	142,896	54,137
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	12,589
	Dogus Otomotiv Servis ve Ticaret AS	15,190	93,246
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	23,222
	EGE Endustri VE Ticaret AS	93	29,756
	EGE Gubre Sanayii AS	12,670	21,407
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,929	23,132
Ω	Enerjisa Enerji AS	25,463	41,029
	Enka Insaat ve Sanayi AS	97,418	133,762
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	10,197
	Eregli Demir ve Celik Fabrikalari TAS	82,604	114,781
	Escar Turizm Tasimacilik Ticaret AS	2,100	21,244
*	Esenboga Elektrik Uretim AS	27,311	16,510
	Europap Tezol Kagit Sanayi VE Ticaret AS	33,041	16,365
*	Europen Endustri Insaat Sanayi VE Ticaret AS	54,484	18,647
	Ford Otomotiv Sanayi AS	4,093	116,902
	Galata Wind Enerji AS	25,085	18,222
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	25,503	32,389
	Global Yatirim Holding AS	206,307	99,313

		Shares	Value»
TURKEY — (Continued)
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	$44,784
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	53,438
*	GSD Holding AS	193,884	20,028
*	Gubre Fabrikalari TAS	2,007	11,765
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	29,162
*	Inveo Yatirim Holding AS	285	62
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	29,791	30,395
*	Is Finansal Kiralama AS	120,382	38,978
	Is Yatirim Menkul Degerler AS, Class A	92,488	86,822
*	Isiklar Enerji ve Yapi Holding AS	129,249	30,390
*	Izmir Demir Celik Sanayi AS	242,619	38,643
	Jantsa Jant Sanayi Ve Ticaret AS	24,106	18,854
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	56,247	33,202
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	232,589	167,422
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	9,334
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	27,531
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	16,380
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	10,054
	Kervan Gida Sanayi Ve Ticaret AS	210,348	14,136
	KOC Holding AS	102,380	504,884
	Kocaer Celik Sanayi Ve Ticaret AS	38,731	42,714

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Konya Cimento Sanayii AS	208	$42,047
*	Kordsa Teknik Tekstil AS	9,607	20,339
*	Koza Altin Isletmeleri AS	62,876	36,928
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,447	36,715
	LDR Turizm AS	12,127	33,603
	Logo Yazilim Sanayi Ve Ticaret AS	16,104	49,781
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,228	9,545
*	Margun Enerji Uretim Sanayi VE Ticaret AS	17,592	10,529
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	48,732	108,450
*	Menderes Tekstil Sanayi ve Ticaret AS	50,749	17,105
*	MIA Teknoloji AS	53,754	66,127
	Migros Ticaret AS	3,740	44,431
*Ω	MLP Saglik Hizmetleri AS	6,041	61,023
*	Naturel Yenilenebilir Enerji Ticaret AS	6,170	9,560
*	NET Holding AS	44,398	53,265
	Nuh Cimento Sanayi AS	6,838	57,268
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	345,030	58,833
*	Orge Enerji Elektrik Taahhut AS	12,440	23,486
*	Oyak Cimento Fabrikalari AS	36,631	61,292
*	Oyak Yatirim Menkul Degerler AS	31,633	35,099
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,615	6,427
*	Pegasus Hava Tasimaciligi AS	27,844	188,587
*	Peker Gayrimenkul Yatirim Ortakligi AS	139,411	17,292
	Penta Teknoloji Urunleri Dagitim Ticaret AS	31,157	12,838

		Shares	Value»
TURKEY — (Continued)
*	Petkim Petrokimya Holding AS	116,050	$63,012
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	16,880	11,096
	Polisan Holding AS	50,835	15,220
*	Politeknik Metal Sanayi ve Ticaret AS	34	6,475
*	Qua Granite Hayal	184,107	14,213
*	Ral Yatirim Holding AS	1,540	11,803
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	105,412
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	90,418	56,465
*	Sasa Polyester Sanayi AS	121,123	13,605
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	10,035
	Sekerbank Turk AS	511,650	61,253
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	39,277
	Sok Marketler Ticaret AS	73,116	84,047
	Suwen Tekstil Sanayi Pazarlama AS	29,924	25,706
*	TAV Havalimanlari Holding AS	14,754	99,122
*	Tekfen Holding AS	61,219	134,579
	Tofas Turk Otomobil Fabrikasi AS	20,088	110,275
*	Tukas Gida Sanayi ve Ticaret AS	53,456	10,302
*	Tumosan Motor ve Traktor Sanayi AS	6,241	21,991
*	Turk Hava Yollari AO	66,501	528,915
*	Turk Telekomunikasyon AS	86,749	119,622
	Turk Traktor ve Ziraat Makineleri AS	2,167	45,678
	Turkcell Iletisim Hizmetleri AS	170,240	420,948
	Turkiye Garanti Bankasi AS	90,293	282,289
	Turkiye Is Bankasi AS, Class C	1,028,150	353,435
	Turkiye Petrol Rafinerileri AS	143,041	604,408
	Turkiye Sigorta AS	96,974	36,526

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Turkiye Sinai Kalkinma Bankasi AS	432,095	$152,658
	Turkiye Sise ve Cam Fabrikalari AS	97,486	111,480
*	Turkiye Vakiflar Bankasi TAO, Class D	289,237	173,469
*	Ulker Biskuvi Sanayi AS	45,406	166,480
*	Vakif Finansal Kiralama AS	428,464	21,047
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	17,366
	Vestel Beyaz Esya Sanayi ve Ticaret AS	119,734	60,063
*	Vestel Elektronik Sanayi ve Ticaret AS	46,291	77,080
	Yapi ve Kredi Bankasi AS	537,200	384,220
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	37,367	26,491
*	Yayla Agro Gida Sanayi VE Nakliyat AS	84,751	24,213
*	Zorlu Enerji Elektrik Uretim AS	435,648	52,915

TOTAL TURKEY			10,042,918

UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	317,201	771,027
	Abu Dhabi Islamic Bank PJSC	255,307	875,110
	Abu Dhabi National Hotels	1,425,887	225,246
	Abu Dhabi National Insurance Co. PSC	30,691	50,969
	Abu Dhabi National Oil Co. for Distribution PJSC	431,525	423,502
*	Abu Dhabi Ports Co. PJSC	143,674	209,294
	Abu Dhabi Ship Building Co. PJSC	17,840	19,297
	ADNOC Drilling Co. PJSC	365,096	503,884
	Agility Global PLC	150,012	50,959
	Agthia Group PJSC	70,637	146,089
	Air Arabia PJSC	650,206	508,444

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	137,014	$64,869
*	AL Seer Marine Supplies & Equipment Co. LLC	61,995	64,935
	Aldar Properties PJSC	165,462	342,970
*	Alpha Dhabi Holding PJSC	22,369	68,184
	Amanat Holdings PJSC	260,713	78,685
*	Amlak Finance PJSC	236,419	52,944
*	Apex Investment Co. PSC	80,490	86,343
*	Aramex PJSC	204,019	127,196
	Burjeel Holdings PLC	261,675	162,010
*	Dana Gas PJSC	1,614,001	296,536
	Deyaar Development PJSC	364,958	70,617
	Dubai Electricity & Water Authority PJSC	578,942	392,240
	Dubai Financial Market PJSC	364,434	125,797
	Dubai Investments PJSC	709,027	408,960
	Dubai Islamic Bank PJSC	487,396	828,218
	Emaar Development PJSC	160,182	404,055
	Emaar Properties PJSC	921,184	2,177,991
	Emirates Central Cooling Systems Corp.	497,275	237,035
	Emirates Driving Co.	83,508	65,410
	Emirates Integrated Telecommunications Co. PJSC	191,869	389,920
	Emirates NBD Bank PJSC	258,264	1,334,907
	Emirates Telecommunications Group Co. PJSC	312,642	1,508,764
*	EMSTEEL Building Materials PJSC	362,301	131,948
*	Eshraq Investments PJSC	442,876	39,975
	Fertiglobe PLC	173,630	127,889
	First Abu Dhabi Bank PJSC	362,641	1,295,959
*	Ghitha Holding PJSC	9,996	64,528
*	Gulf Navigation Holding PJSC	43,065	69,933

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Gulf Pharmaceutical Industries PSC	35,344	$15,211
*	Manazel PJSC	495,518	44,696
*	Multiply Group PJSC	502,527	309,972
	National Bank of Ras Al-Khaimah PSC	33,107	49,555
	National Central Cooling Co. PJSC	103,365	91,266
*	National Corp. for Tourism & Hotels	32,251	22,089
	Palms Sports PrJSC	4,850	11,842
*	Presight AI Holding PLC	16,624	10,436
	RAK Properties PJSC	315,537	102,034
	Ras Al Khaimah Ceramics	179,161	121,849
	Salik Co. PJSC	232,979	304,293
*	Space42 PLC	339,875	194,114
	Taaleem Holdings PJSC	23,672	26,789
	TECOM Group PJSC	124,572	108,641
*	Union Properties PJSC	571,455	53,612

TOTAL UNITED ARAB EMIRATES			16,269,038

TOTAL COMMON STOCKS			905,247,496

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
*	Alpargatas SA	41,627	51,630
	Banco ABC Brasil SA, 7.270%	31,106	112,567
Ω	Banco BMG SA, 14.617%	52,329	36,389
	Banco Bradesco SA, 10.503%	327,890	815,060
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	65,200	126,883
	Banco Mercantil do Brasil SA, 4.378%	3,200	23,520
	Banco Pan SA, 2.531%	91,918	135,152
	Banco Pine SA, 13.114%	12,500	9,947
*	Braskem SA Class A	30,873	93,780
	Centrais Eletricas Brasileiras SA Class B, 4.319%	17,400	127,048

	Shares	Value»
BRAZIL — (Continued)
Centrais Eletricas de Santa Catarina SA, 7.712%	1,300	$17,588
Cia de Ferro Ligas da Bahia FERBASA, 5.891%	32,000	41,848
Cia De Sanena Do Parana, 5.020%	206,448	197,845
Cia Energetica de Minas Gerais, 14.033%	240,888	473,784
Cia Energetica do Ceara Class A, 3.574%	1,701	7,942
Cia Paranaense de Energia-Copel Class B, 2.192%	158,600	269,139
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	33,500	140,759
Energisa SA, 5.305%	75	98
Eucatex SA Industria e Comercio, 6.457%	11,500	28,547
Gerdau SA, 4.781%	38	120
Itau Unibanco Holding SA, 6.710%	217,900	1,320,012
Klabin SA, 4.353%	3	2
Marcopolo SA, 5.851%	82,320	120,470
Petroleo Brasileiro SA, 13.605%	536,873	3,334,967
Raizen SA, 5.546%	342,826	166,049
Randon SA Implementos e Participacoes, 4.800%	55,500	102,726
Schulz SA, 6.962%	40,500	43,997
Taurus Armas SA, 3.228%	22,377	36,386
Track & Field Co. SA, 1.990%	11,667	20,989
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	148,800	170,141

TOTAL BRAZIL		8,025,385

CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.056%	3,475	10,308

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (Continued)
Sociedad Quimica y Minera de Chile SA Class B, 2.130%	696	$26,669

TOTAL CHILE		36,977

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 6.989%	400,618	39,652
Grupo de Inversiones Suramericana SA, 5.895%	16,377	86,007

TOTAL COLOMBIA		125,659

TOTAL PREFERRED STOCKS		8,188,021

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Rights 11/11/2024	382	9
* Diagnosticos da America SA Warrants 04/30/2025	357	65
* Hidrovias do Brasil SA Rights 11/18/2024	78,242	270

TOTAL BRAZIL		344

INDIA — (0.0%)
* Hindware Home Innovation Ltd. Rights 11/22/2024	1,369	1,319

MALAYSIA — (0.0%)
* CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	926
* VS Industry Bhd. Warrants 09/05/2026	73,820	2,782

TOTAL MALAYSIA		3,708

SOUTH KOREA — (0.0%)
* Ecopro HN Co. Ltd. Rights 12/05/2024	642	2,349

TAIWAN — (0.0%)
* Apex International Co. Ltd Rights	6,681	0

		Shares	Value»
TAIWAN — (Continued)
*	Chateau International Development Co. Ltd. Rights	1,536	$431
*	Ching Feng Home Fashions Co. Ltd. Rights	355	70
*	Concord International Securities Co. Ltd. Rights	18,149	1,558
*	Fittech Co. Ltd. Rights	1,274	1,213
*	Fulltech Fiber Glass Corp. Rights	9,628	917
*	S-Tech Corp. Rights	6,390	169
*	Unitech Printed Circuit Board Corp. Rights	8,932	1,199
*	Wafer Works Corp. Rights 11/04/2024	9,508	786
*	Waffer Technology Corp. Rights 12/02/2024	1,122	753

TOTAL TAIWAN			7,096

THAILAND — (0.0%)
*	Jasmine International PCL Warrants 10/10/2031	345,120	3,068
*	Northeast Rubber PCL Warrants 05/15/2026	73,850	1,663
*	VGI PCL Warrants 08/15/2025	139,341	5,451

TOTAL THAILAND			10,182

TOTAL RIGHTS/WARRANTS			24,998

TOTAL INVESTMENT SECURITIES (Cost $798,533,388)			913,460,515

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	627,650	7,259,405

TOTAL INVESTMENTS — (100.0%) (Cost $805,792,614)			$920,719,920

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $24,176,542 or 2.7% of net assets.

Summary of the Portfolio’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$38,164,047	—	—	$38,164,047
Chile	1,057,122	$4,131,052	—	5,188,174
Colombia	1,103,682	49,260	—	1,152,942
Czech Republic	—	1,139,751	—	1,139,751
Egypt	203,818	39,719	—	243,537
Greece	—	5,254,172	—	5,254,172
Hungary	—	2,262,141	—	2,262,141
India	14,282,775	243,115,806	$4,734	257,403,315
Indonesia	—	22,915,976	5,352	22,921,328
Kuwait	8,925	8,687,383	—	8,696,308
Malaysia	—	20,237,098	34	20,237,132
Mexico	19,981,555	16,184	107,425	20,105,164
Peru	712,879	—	—	712,879
Philippines	167,179	7,532,455	—	7,699,634
Poland	—	11,249,377	—	11,249,377
Qatar	—	9,414,436	—	9,414,436
Saudi Arabia	—	43,830,308	—	43,830,308
South Africa	3,561,027	35,398,919	—	38,959,946
South Korea	4,515,101	117,444,369	40,881	122,000,351
Taiwan	742,043	238,480,985	—	239,223,028
Thailand	8,982,161	14,093,786	1,623	23,077,570
Turkey	—	10,042,918	—	10,042,918
United Arab Emirates	—	16,269,038	—	16,269,038
Preferred Stocks
Brazil	8,025,385	—	—	8,025,385
Chile	—	36,977	—	36,977
Colombia	125,659	—	—	125,659
Rights/Warrants
Brazil	—	344	—	344
India	—	1,319	—	1,319
Malaysia	2,782	926	—	3,708
South Korea	—	2,349	—	2,349
Taiwan	—	7,096	—	7,096
Thailand	4,731	5,451	—	10,182
Securities Lending Collateral	—	7,259,405	—	7,259,405

Total Investments in Securities	$101,640,871	$818,919,000	$160,049<>	$920,719,920

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$97,445	$11,816,558
Investment Securities at Value (including $215,977, $1,271,057, $0 and $0 of securities on loan, respectively)	$5,834,890	$30,444,350	—	—
Temporary Cash Investments at Value & Cost	—	—	—	239,571
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $172,815, $988,378, $0 and $0, respectively)	172,818	988,409	—	—
Segregated Cash for Futures Contracts	3,533	13,826	—	11,797
Foreign Currencies at Value	3,273	31,548	—	—
Cash	75,800	299,353	72	—
Receivables:
Investment Securities Sold	2,780	36,953	—	—
Dividends, Interest and Tax Reclaims	29,696	169,596	—	588
Securities Lending Income	113	1,149	—	—
Fund Shares Sold	6,595	14,593	1	4,194
Unrealized Gain on Foreign Currency Contracts	—	20	—	—
Prepaid Expenses and Other Assets	23	123	4	88

Total Assets	6,129,521	31,999,920	97,522	12,072,796

LIABILITIES:
Payables:
Upon Return of Securities Loaned	172,931	988,975	—	—
Investment Securities Purchased	4,360	24,485	—	—
Fund Shares Redeemed	8,536	15,383	2	37,029
Due to Advisor	723	5,398	10	2,686
Futures Margin Variation	1,819	5,374	—	4,586
Unrealized Loss on Foreign Currency Contracts	7	22	—	—
Accrued Expenses and Other Liabilities	310	1,866	9	567

Total Liabilities	188,686	1,041,503	21	44,868

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,940,835	$30,958,417	$97,501	$12,027,928

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,940,835; $30,958,417; $97,501 and $12,027,928, respectively and shares outstanding of 214,553,159, 1,940,608,607, 6,194,560 and 596,776,979, respectively, $0.01 Par Value (1)	$27.69	$15.95	$15.74	$20.15

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$74,863	N/A

Investment Securities at Cost	$3,698,148	$22,801,145	N/A	N/A

Foreign Currencies at Cost	$3,366	$31,873	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,349,895	$24,207,383	$75,066	$10,284,138
Total Distributable Earnings (Loss)	1,590,940	6,751,034	22,435	1,743,790

NET ASSETS	$5,940,835	$30,958,417	$97,501	$12,027,928

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$217,250	$153,667	$20,982	$797,038
Receivables:
Fund Shares Sold	25	1	—	26
Prepaid Expenses and Other Assets	10	10	10	10

Total Assets	217,285	153,678	20,992	797,074

LIABILITIES:
Payables:
Fund Shares Redeemed	19	2	—	2
Due to Advisor	47	34	5	173
Accrued Expenses and Other Liabilities	16	11	4	25

Total Liabilities	82	47	9	200

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$217,203	$153,631	$20,983	$796,874

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $217,203; $153,631; $20,983 and $796,874, respectively and shares outstanding of 9,556,567, 8,306,811, 785,515 and 25,772,503, respectively, $0.01 Par Value (1)	$22.73	$18.49	$26.71	$30.92

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$187,527	$202,242	$21,925	$663,152
Total Distributable Earnings (Loss)	29,676	(48,611)	(942)	133,722

NET ASSETS	$217,203	$153,631	$20,983	$796,874

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,880,340	—	—
Investment Securities at Value (including $138,190, $200,336, $347,676 and $153,428 of securities on loan, respectively)	$3,338,461	5,666,076	$11,101,102	$3,372,731
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $85,111, $205,212, $231,176 and $106,719, respectively)	85,111	205,214	231,183	106,723
Segregated Cash for Futures Contracts.	2,307	2,292	5,460	1,431
Foreign Currencies at Value	5,126	—	8,120	1,993
Cash	53,890	49,447	95,995	38,922
Receivables:
Investment Securities Sold	199	115	5,211	3,138
Dividends, Interest and Tax Reclaims	19,546	1,281	77,936	18,780
Securities Lending Income	98	15	489	151
Fund Shares Sold	556	3,646	1,779	1,125
Unrealized Gain on Foreign Currency Contracts	18	—	—	22
Prepaid Expenses and Other Assets	5	31	25	18

Total Assets	3,505,317	7,808,457	11,527,300	3,545,034

LIABILITIES:
Payables:
Upon Return of Securities Loaned	85,278	205,255	231,194	106,760
Investment Securities Purchased	7,419	—	—	6,295
Fund Shares Redeemed	360	5,830	4,276	1,068
Due to Advisor	722	866	3,842	901
Futures Margin Variation	897	254	1,930	556
Unrealized Loss on Foreign Currency Contracts	3	—	1	—
Deferred Taxes Payable	92	—	—	—
Accrued Expenses and Other Liabilities	65	313	919	270

Total Liabilities	94,836	212,518	242,162	115,850

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,410,481	$7,595,939	$11,285,138	$3,429,184

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,410,481; $7,595,939; $11,285,138 and $3,429,184, respectively and shares outstanding of 913,004,418, 687,160,162, 496,437,895 and 245,409,518, respectively, $0.01 Par Value (1)	$3.74	$11.05	$22.73	$13.97

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,304,317	$—	$—

Investment Securities at Cost	$3,346,510	$4,366,650	$8,561,346	$2,478,952

Foreign Currencies at Cost	$5,166	$—	$8,267	$2,012

NET ASSETS CONSIST OF:
Paid-In Capital	$4,999,674	$7,037,642	$8,757,550	$2,577,648
Total Distributable Earnings (Loss)	(1,589,193)	558,297	2,527,588	851,536

NET ASSETS	$3,410,481	$7,595,939	$11,285,138	$3,429,184

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$282,310	—	—
Investment Securities at Value (including $71,751, $0, $144,381 and $20,849 of securities on loan, respectively)	$1,520,012	—	$4,030,512	$710,531
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $51,619, $0, $72,988 and $13,086, respectively)	51,619	—	72,989	13,086
Segregated Cash for Futures Contracts	—	—	1,664	—
Foreign Currencies at Value	217	—	24,008	1,240
Cash	2,886	247	15,347	112
Receivables:
Investment Securities Sold	14	—	1,202	98
Dividends, Interest and Tax Reclaims	7,242	—	16,717	3,608
Securities Lending Income	23	—	255	38
Fund Shares Sold	701	147	1,127	112
Prepaid Expenses and Other Assets	15	15	12	18

Total Assets	1,582,729	282,719	4,163,833	728,843

LIABILITIES:
Payables:
Upon Return of Securities Loaned	51,648	—	73,062	13,088
Investment Securities Purchased	—	—	179	35
Fund Shares Redeemed	1,578	48	1,872	96
Due to Advisor	336	33	891	248
Futures Margin Variation	—	—	647	—
Deferred Taxes Payable	—	—	20,301	3,159
Accrued Expenses and Other Liabilities	120	10	418	115

Total Liabilities	53,682	91	97,370	16,741

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,529,047	$282,628	$4,066,463	$712,102

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,529,047; $282,628; $4,066,463 and $712,102, respectively and shares outstanding of 118,453,539, 21,278,197, 300,456,110 and 48,118,894, respectively, $0.01 Par Value (1)	$12.91	$13.28	$13.53	$14.80

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$218,425	$—	$—

Investment Securities at Cost	$1,199,272	N/A	$3,084,663	$593,934

Foreign Currencies at Cost	$219	$—	$24,221	$1,241

NET ASSETS CONSIST OF:
Paid-In Capital	$1,257,768	$231,347	$3,250,336	$618,358
Total Distributable Earnings (Loss)	271,279	51,281	816,127	93,744

NET ASSETS	$1,529,047	$282,628	$4,066,463	$712,102

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,128,060	$295,701	$5,276,597	$3,815,744
Temporary Cash Investments at Value & Cost	36	—	—	—
Segregated Cash for Futures Contracts.	—	161	—	—
Cash	—	1,773	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	438	—	—	—
Dividends and Interest.	1	—	—	—
Fund Shares Sold.	895	35	20,989	3,616
Unrealized Gain on Forward Currency Contracts	—	1,332	—	—
Prepaid Expenses and Other Assets	7	15	27	18

Total Assets	1,129,437	299,017	5,297,613	3,819,378

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	138	—	—
Fund Shares Redeemed	250	72	3,428	2,172
Due to Advisor.	31	12	880	1,061
Futures Margin Variation.	—	62	—	—
Unrealized Loss on Forward Currency Contracts	—	85	—	—
Accrued Expenses and Other Liabilities.	33	13	215	175

Total Liabilities.	314	382	4,523	3,408

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,129,123	$298,635	$5,293,090	$3,815,970

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,129,123; $298,635; $5,293,090 and $3,815,970, respectively and shares outstanding of 45,976,745, 13,479,417, 177,720,381 and 158,152,076, respectively, $0.01 Par Value (1)	$24.56	$22.15	$29.78	$24.13

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$628,363	$150,457	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$638,934	$142,165	$3,257,358	$3,025,953
Total Distributable Earnings (Loss)	490,189	156,470	2,035,732	790,017

NET ASSETS	$1,129,123	$298,635	$5,293,090	$3,815,970

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,993,418	—	—	—
Investment Securities at Value (including $0, $1,486,304, $9,718 and $31,367 of securities on loan, respectively)	—	$28,445,798	$266,019	$913,461
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $285,246, $1,501 and $7,259, respectively)	—	285,249	1,501	7,259
Segregated Cash for Futures Contracts	—	11,884	88	—
Foreign Currencies at Value	—	71,029	2,439	1,665
Cash	—	255,901	592	588
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	9,747	212	—
Dividends and Interest	—	36,116	199	1,085
Securities Lending Income	—	4,461	28	101
Fund Shares Sold	30,606	16,605	246	439
Prepaid Expenses and Other Assets	39	95	19	24

Total Assets	11,024,063	29,136,885	271,343	924,622

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	285,397	1,502	7,261
Investment Securities/Affiliated Investment Companies Purchased	—	2,378	437	—
Fund Shares Redeemed	8,720	101,516	275	6,327
Due to Advisor	2,649	8,163	149	204
Futures Margin Variation	—	4,189	34	—
Deferred Taxes Payable	—	444,029	4,398	9,664
Accrued Expenses and Other Liabilities	553	3,889	66	207

Total Liabilities	11,922	849,561	6,861	23,663

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS.	$11,012,141	$28,287,324	$264,482	$900,959

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,012,141; $28,287,324; $264,482 and $900,959, respectively and shares outstanding of 349,436,330, 1,163,661,483, 22,288,435 and 86,408,116, respectively, $0.01 Par Value (1)	$31.51	$24.31	$11.87	$10.43

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,338,547	$212,274	$798,533

Foreign Currencies at Cost	$—	$71,818	$2,455	$1,668

NET ASSETS CONSIST OF:
Paid-In Capital	$10,119,160	$22,630,268	$219,918	$825,642

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
Total Distributable Earnings (Loss)	892,981	5,657,056	44,564	75,317

NET ASSETS	$11,012,141	$28,287,324	$264,482	$900,959

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $103 and $33,454, respectively)	—	—	$1,037	$369,884
Interest	—	—	4	1,313
Income from Securities Lending, Net	—	—	57	11,119
Expenses Allocated from Affiliated Investment Companies	—	—	(56)	(13,889)
Income Distributions Received from Affiliated Investment Companies	—	—	665	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,707	368,427

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,991, $87,776, $0 and $0, respectively)	$170,923	$955,386	—	—
Dividend Income from Affiliates	9,591	53,145	—	—
Income from Securities Lending, Net	1,790	15,850	—	—

Total Fund Investment Income	182,304	1,024,381	—	—

Fund Expenses
Investment Management Fees	8,258	62,445	319	29,728
Accounting & Transfer Agent Fees	908	5,205	18	1,581
Custodian Fees	357	2,027	—	2
Filing Fees	47	228	22	151
Shareholders’ Reports	129	554	14	750
Directors’/Trustees’ Fees & Expenses	46	243	—	91
Professional Fees	156	816	1	101
Other	357	1,378	3	123

Total Fund Expenses	10,258	72,896	377	32,527

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	206	—
Fees Paid Indirectly (Note C)	27	—	—	—

Net Expenses	10,231	72,896	171	32,527

Net Investment Income (Loss)	172,073	951,485	1,536	335,900

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	688	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	10,371	335,571	—	—
Affiliated Investment Companies Shares Sold	(28)	(139)	297	—
Transactions Allocated from Affiliated Investment Company**	—	—	(29)	72,260
Futures	12,081	47,369	(1)	28,606
Foreign Currency Transactions	1,199	(1,151)	—	—
In-Kind Redemptions	59,867	95,544	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	886,750	4,508,341	—	—
Affiliated Investment Companies Shares.	6	32	12,935	—
Transactions Allocated from Affiliated Investment Company***	—	—	5,590	1,889,906
Futures.	2,213	14,209	—	(4,091)
Translation of Foreign Currency-Denominated Amounts	(150)	(970)	—	—

Net Realized and Unrealized Gain (Loss)	972,309	4,998,806	19,480	1,986,681

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,144,382	$5,950,291	$21,016	$2,322,581

**	Net of foreign capital gain taxes withheld of $0, $0, $54 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $636, $78, $4 and $3,073, respectively)	$5,724	$5,499	$793	$24,281
Interest	15	15	2	106
Income from Securities Lending, Net	243	301	5	692
Expenses Allocated from Affiliated Investment Companies	(263)	(189)	(24)	(926)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,719	5,626	776	24,153

Fund Expenses
Investment Management Fees	771	540	74	2,727
Accounting & Transfer Agent Fees	39	30	5	156
Filing Fees	19	19	17	21
Shareholders’ Reports	10	8	7	10
Directors’/Trustees’ Fees & Expenses	1	2	—	6
Professional Fees	2	1	—	7
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	4	1	1	11

Total Fund Expenses	846	601	104	2,939

Fees Waived, Expenses Reimbursed by Advisor (Note C)	221	155	21	780

Net Expenses	625	446	83	2,159

Net Investment Income (Loss)	5,094	5,180	693	21,994

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(2,201)	(23,788)	341	21,364
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	29,538	50,229	4,604	111,423

Net Realized and Unrealized Gain (Loss)	27,337	26,441	4,945	132,787

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,431	$31,621	$5,638	$154,781

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$104,602	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	104,602	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,707, $0, $39,678 and $12,222, respectively)	$150,190	71,953	$391,994	$108,112
Dividend Income from Affiliates	3,502	115,465	13,015	6,679
Income from Securities Lending, Net	1,640	475	4,562	2,355

Total Fund Investment Income	155,332	187,893	409,571	117,146

Fund Expenses
Investment Management Fees	8,309	13,972	43,814	10,336
Accounting & Transfer Agent Fees	338	1,084	1,730	727
Custodian Fees	347	37	989	379
Filing Fees	33	87	62	40
Shareholders’ Reports	70	297	254	80
Directors’/Trustees’ Fees & Expenses	27	58	87	26
Professional Fees	104	62	437	91
Previously Waived Fees Recovered by Advisor (Note C)	—	2	—	—
Other	146	190	428	190

Total Fund Expenses	9,374	15,789	47,801	11,869

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,756	—	—
Fees Paid Indirectly (Note C)	—	18	—	—

Net Expenses	9,374	11,015	47,801	11,869

Net Investment Income (Loss)	145,958	281,480	361,770	105,277

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(300,498)	(107,920)	88,466	32,280
Affiliated Investment Companies Shares Sold	(1)	(142,227)	(20)	(15)
Futures	6,301	11,651	25,116	6,572
Foreign Currency Transactions	419	—	2,534	432
In-Kind Redemptions	—	—	1,991	32,083
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	826,517	1,461,839	1,814,384	487,099
Affiliated Investment Companies Shares	1	425,075	7	5
Futures	236	(341)	1,446	(200)
Translation of Foreign Currency-Denominated Amounts	416	—	(558)	(95)

Net Realized and Unrealized Gain (Loss)	533,391	1,648,077	1,933,366	558,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$679,349	$1,929,557	$2,295,136	$663,438

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $(92), $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	International High Relative Profitability Portfolio	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio	World ex U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $995, $0 and $0, respectively)	—	$9,725	—	—
Interest	—	89	—	—
Income from Securities Lending, Net	—	132	—	—
Expenses Allocated from Affiliated Investment Companies	—	(490)	—	—
Income Distributions Received from Affiliated Investment Companies	—	932	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,388	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,034, $0, $13,392 and $2,152, respectively)	$43,717	—	$117,311	$22,887
Dividend Income from Affiliates	—	—	5,394	592
Income from Securities Lending, Net	590	—	2,917	402

Total Fund Investment Income	44,307	—	125,622	23,881

Fund Expenses
Investment Management Fees	4,030	871	9,881	2,850
Accounting & Transfer Agent Fees	318	26	687	177
Custodian Fees	90	—	923	220
Filing Fees	36	22	36	46
Shareholders’ Reports	95	13	90	47
Directors’/Trustees’ Fees & Expenses	13	3	30	6
Professional Fees	38	6	177	70
Other	182	8	221	30

Total Fund Expenses	4,802	949	12,045	3,446

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	505	—	—

Net Expenses	4,802	444	12,045	3,446

Net Investment Income (Loss)	39,505	9,944	113,577	20,435

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	27,613	—	(2,967)	4,088
Affiliated Investment Companies Shares Sold	(1)	235	(4)	(1)
Transactions Allocated from Affiliated Investment Company**	—	2,711	—	—
Futures	306	(19)	12,096	150
Foreign Currency Transactions	437	—	(1,551)	(48)
In-Kind Redemptions	30,116	—	14,076	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	163,329	—	628,676	118,261
Affiliated Investment Companies Shares	1	3,469	2	—
Transactions Allocated from Affiliated Investment Company***	—	36,314	—	—
Futures	104	—	391	—
Translation of Foreign Currency-Denominated Amounts	40	—	(133)	(21)

Net Realized and Unrealized Gain (Loss)	221,945	42,737	650,586	122,429

Net Increase (Decrease) in Net Assets Resulting from Operations	$261,450	$52,681	$764,163	$142,864

**	Net of foreign capital gain taxes withheld of $0, $181, $2,295 and $1,153, respectively.
***	Including foreign capital gain taxes of $0, $0, $(10,747) and $(1,606), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $18,335 and $12,950, respectively)	$10	—	$139,370	$106,924
Interest	—	—	1,423	891
Income from Securities Lending, Net	—	—	3,857	12,710
Expenses Allocated from Affiliated Investment Companies	—	—	(7,496)	(10,671)
Income Distributions Received from Affiliated Investment Companies	23,419	$6,380	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	23,429	6,380	137,154	109,854

Fund Expenses
Investment Management Fees	2,423	691	14,438	20,824
Accounting & Transfer Agent Fees	149	58	644	582
Custodian Fees	1	—	—	—
Filing Fees	26	23	45	55
Shareholders’ Reports	24	14	173	117
Directors’/Trustees’ Fees & Expenses.	9	3	38	32
Professional Fees	11	3	43	38
Previously Waived Fees Recovered by Advisor (Note C)	8	—	—	—
Other	25	12	66	58

Total Fund Expenses	2,676	804	15,447	21,706

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,916	551	4,979	8,010

Net Expenses	760	253	10,468	13,696

Net Investment Income (Loss)	22,669	6,127	126,686	96,158

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	643	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	21,126	11,043	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(123,337)	(41,750)
Futures	—	644	—	—
Forward Currency Contracts	—	(1,039)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	244,993	55,205	—	—
Transactions Allocated from Affiliated Investment Company***	—	—	1,009,914	688,635
Futures	—	259	—	—
Forward Currency Contracts	—	799	—	—

Net Realized and Unrealized Gain (Loss)	266,119	67,554	886,577	646,885

Net Increase (Decrease) in Net Assets Resulting from Operations	$288,788	$73,681	$1,013,263	$743,043

**	Net of foreign capital gain taxes withheld of $0, $0, $4,822 and $20,681, respectively.
***	Including foreign capital gain taxes of $0, $0, $(45,843) and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio	Emerging Markets Targeted Value Portfolio	Emerging Markets ex China Core Equity Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $49,429, $0, $0 and $0, respectively)	$396,053	—	—	—
Interest	3,109	—	—	—
Income from Securities Lending, Net	11,483	—	—	—
Expenses Allocated from Affiliated Investment Companies	(16,557)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	394,088	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $98,888, $874 and $3,420, respectively)	—	$764,463	$7,034	$21,704
Dividend Income from Affiliates	—	14,660	—	343
Income from Securities Lending, Net	—	41,850	254	933

Total Fund Investment Income	—	820,973	7,288	22,980

Fund Expenses
Investment Management Fees	41,146	88,630	1,296	2,759
Accounting & Transfer Agent Fees	1,019	3,970	63	165
Custodian Fees	—	10,803	198	533
Filing Fees	108	175	25	36
Shareholders’ Reports	295	682	29	31
Directors’/Trustees’ Fees & Expenses	85	206	2	6
Professional Fees	99	631	61	98
Previously Waived Fees Recovered by Advisor (Note C)	—	—	60	40
Other	149	994	13	60

Total Fund Expenses	42,901	106,091	1,747	3,728

Fees Waived, Expenses Reimbursed by Advisor (Note C)	10,829	—	249	132

Net Expenses	32,072	106,091	1,498	3,596

Net Investment Income (Loss)	362,016	714,882	5,790	19,384

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(248,182)	(4,239)	1,277
Affiliated Investment Companies Shares Sold	—	(40)	—	(1)
Transactions Allocated from Affiliated Investment Company**	201,683	—	—	—
Futures	—	45,277	421	928
Foreign Currency Transactions	—	(5,074)	(136)	(163)
In-Kind Redemptions	—	18,232	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	—	4,935,739	45,069	129,583
Affiliated Investment Companies Shares	—	7	—	—
Transactions Allocated from Affiliated Investment Company***	1,646,744	—	—	—
Futures	—	8,979	118	—
Translation of Foreign Currency-Denominated Amounts	—	(760)	(5)	(36)

Net Realized and Unrealized Gain (Loss)	1,848,427	4,754,178	41,228	131,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,210,443	$5,469,060	$47,018	$150,972

**	Net of foreign capital gain taxes withheld of $23,808, $23,041, $871 and $1,372, respectively.
***	Including foreign capital gain taxes of $0, $(248,678), $(2,371) and $(7,687), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio#
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$172,073	$170,307	$951,485	$947,098	$1,536	$1,568
Capital Gain Distributions Received from Investment Securities	—	—	—	—	688	1,919
Net Realized Gain (Loss) on:
Investment Securities Sold	10,371	(69,911)	335,571	(162,570)	—	—
Affiliated Investment Companies Shares Sold	(28)	13	(139)	120	297	(937)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(29)	(481)
Futures	12,081	8,432	47,369	32,560	(1)	—
Foreign Currency Transactions	1,199	91	(1,151)	(2,848)	—	—
In-Kind Redemptions	59,867	—	95,544	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	886,750	582,750	4,508,341	2,887,117	—	—
Affiliated Investment Companies Shares	6	91	32	607	12,935	(3,170)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,590	3,483
Futures	2,213	(3,575)	14,209	(19,076)	—	—
Translation of Foreign Currency-Denominated Amounts	(150)	934	(970)	7,274	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,144,382	689,132	5,950,291	3,690,282	21,016	2,382

Distributions:
Institutional Class Shares	(192,000)	(153,335)	(1,069,005)	(813,378)	(2,238)	(1,067)
Capital Share Transactions (1):
Shares Issued	811,090	812,786	3,538,936	3,267,486	23,053	8,814
Shares Issued in Lieu of Cash Distributions	173,102	139,664	1,027,946	782,611	2,237	1,067
Shares Redeemed	(1,114,206)	(1,190,458)	(5,859,104)	(5,765,854)	(20,166)	(20,517)

Net Increase (Decrease) from Capital Share Transactions	(130,014)	(238,008)	(1,292,222)	(1,715,757)	5,124	(10,636)

Total Increase (Decrease) in Net Assets	822,368	297,789	3,589,064	1,161,147	23,902	(9,321)
Net Assets
Beginning of Year	5,118,467	4,820,678	27,369,353	26,208,206	73,599	82,920

End of Year	$5,940,835	$5,118,467	$30,958,417	$27,369,353	$97,501	$73,599

(1) Shares Issued and Redeemed:
Shares Issued	29,784	33,599	226,258	230,239	1,561	660
Shares Issued in Lieu of Cash Distributions	6,393	5,698	65,854	55,029	160	82
Shares Redeemed	(40,892)	(48,975)	(373,733)	(407,698)	(1,357)	(1,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,715)	(9,678)	(81,621)	(122,430)	364	(790)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio#		Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$335,900	$306,140	$5,094	$6,022	$5,180	$8,891
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	72,260	(124,598)	(2,201)	6,571	(23,788)	(14,428)
Futures	28,606	11,496	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,889,906	818,605	29,538	32,438	50,229	11,518
Futures	(4,091)	(4,080)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,322,581	1,007,563	32,431	45,031	31,621	5,981

Distributions:
Institutional Class Shares	(379,832)	(431,764)	(13,108)	(15,684)	(8,400)	(23,333)
Capital Share Transactions (1):
Shares Issued	1,955,547	1,772,616	13,635	25,805	3,418	5,937
Shares Issued in Lieu of Cash Distributions	371,132	422,678	13,106	15,682	8,396	23,330
Shares Redeemed	(2,286,987)	(2,045,701)	(77,481)	(89,765)	(44,616)	(78,905)

Net Increase (Decrease) from Capital Share Transactions	39,692	149,593	(50,740)	(48,278)	(32,802)	(49,638)

Total Increase (Decrease) in Net Assets	1,982,441	725,392	(31,417)	(18,931)	(9,581)	(66,990)
Net Assets
Beginning of Year	10,045,487	9,320,095	248,620	267,551	163,212	230,202
End of Year	$12,027,928	$10,045,487	$217,203	$248,620	$153,631	$163,212

(1) Shares Issued and Redeemed:
Shares Issued	99,517	98,891	613	1,223	191	339
Shares Issued in Lieu of Cash Distributions	18,765	23,765	613	793	507	1,295
Shares Redeemed	(115,815)	(113,530)	(3,530)	(4,473)	(2,658)	(4,601)

Net Increase (Decrease) from Shares Issued and Redeemed	2,467	9,126	(2,304)	(2,457)	(1,960)	(2,967)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$693	$738	$21,994	$20,803	$145,958	$190,754
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	—	—	(300,498)	(375,885)
Affiliated Investment Companies Shares Sold	—	—	—	—	(1)	39
Transactions Allocated from Affiliated Investment Company	341	(1,041)	21,364	(6,379)	—	—
Futures	—	—	—	—	6,301	1,094
Foreign Currency Transactions	—	—	—	—	419	(927)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	826,517	106,639
Affiliated Investment Companies Shares	—	—	—	—	1	76
Transactions Allocated from Affiliated Investment Company	4,604	2,081	111,423	59,050	—	—
Futures	—	—	—	—	236	(2,577)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	416	814

Net Increase (Decrease) in Net Assets Resulting from Operations	5,638	1,778	154,781	73,474	679,349	(79,973)

Distributions:
Institutional Class Shares	(905)	(438)	(21,345)	(21,516)	(185,455)	—
Capital Share Transactions (1):
Shares Issued	872	2,748	10,526	6,810	268,013	430,896
Shares Issued in Lieu of Cash Distributions	905	438	21,343	21,515	79,570	—
Shares Redeemed	(4,225)	(4,226)	(25,451)	(39,586)	(945,039)	(1,289,028)

Net Increase (Decrease) from Capital Share Transactions	(2,448)	(1,040)	6,418	(11,261)	(597,456)	(858,132)
Total Increase (Decrease) in Net Assets	2,285	300	139,854	40,697	(103,562)	(938,105)
Net Assets
Beginning of Year	18,698	18,398	657,020	616,323	3,514,043	4,452,148

End of Year	$20,983	$18,698	$796,874	$657,020	$3,410,481	$3,514,043

(1) Shares Issued and Redeemed:
Shares Issued	33	120	344	243	73,477	117,557
Shares Issued in Lieu of Cash Distributions	35	19	699	775	22,799	—
Shares Redeemed	(166)	(181)	(853)	(1,391)	(262,497)	(355,417)

Net Increase (Decrease) from Shares Issued and Redeemed	(98)	(42)	190	(373)	(166,221)	(237,860)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$281,480	$165,245	$361,770	$360,600	$105,277	$102,890
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(107,920)	30,694	88,466	94,798	32,280	(37,192)
Affiliated Investment Companies Shares Sold	(142,227)	(56,378)	(20)	18	(15)	(2)
Futures	11,651	935	25,116	12,515	6,572	1,361
Foreign Currency Transactions	—	—	2,534	(43)	432	(374)
In-Kind Redemptions	—	—	1,991	—	32,083	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,461,839	(590,759)	1,814,384	1,270,150	487,099	348,448
Affiliated Investment Companies Shares	425,075	18,711	7	120	5	65
Futures	(341)	(1,144)	1,446	(5,611)	(200)	(755)
Translation of Foreign Currency-Denominated Amounts	—	—	(558)	1,733	(95)	446

Net Increase (Decrease) in Net Assets Resulting from Operations	1,929,557	(424,135)	2,295,136	1,734,280	663,438	414,887

Distributions:
Institutional Class Shares	(252,366)	(427,031)	(461,294)	(325,253)	(127,525)	(87,142)
Capital Share Transactions (1):
Shares Issued	1,151,003	1,700,976	759,386	797,051	251,790	255,188
Shares Issued in Lieu of Cash Distributions	240,943	409,942	392,762	279,530	126,606	86,542
Shares Redeemed	(2,135,079)	(2,468,944)	(1,742,549)	(2,108,611)	(517,260)	(520,271)

Net Increase (Decrease) from Capital Share Transactions	(743,133)	(358,026)	(590,401)	(1,032,030)	(138,864)	(178,541)

Total Increase (Decrease) in Net Assets	934,058	(1,209,192)	1,243,441	376,997	397,049	149,204
Net Assets
Beginning of Year	6,661,881	7,871,073	10,041,697	9,664,700	3,032,135	2,882,931

End of Year	$7,595,939	$6,661,881	$11,285,138	$10,041,697	$3,429,184	$3,032,135

(1) Shares Issued and Redeemed:
Shares Issued	113,937	174,511	34,306	40,801	18,432	20,731
Shares Issued in Lieu of Cash Distributions	24,143	40,790	18,136	14,462	9,297	7,002
Shares Redeemed	(211,716)	(252,569)	(79,027)	(107,327)	(37,780)	(42,435)

Net Increase (Decrease) from Shares Issued and Redeemed	(73,636)	(37,268)	(26,585)	(52,064)	(10,051)	(14,702)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,505	$45,066	$9,944	$10,060	$113,577	$111,651
Capital Gain Distributions Received from Investment Securities	—	—	27	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	27,613	(21,646)	—	—	(2,967)	(55,925)
Affiliated Investment Companies Shares Sold	(1)	5	235	5	(4)	(11)
Transactions Allocated from Affiliated Investment Company	—	—	2,711	(1,412)	—	—
Futures	306	1,386	(19)	—	12,096	3,739
Foreign Currency Transactions	437	222	—	—	(1,551)	(264)
In-Kind Redemptions	30,116	—	—	—	14,076	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	163,329	202,380	—	—	628,676	386,976
Affiliated Investment Companies Shares	1	41	3,469	2,376	2	71
Transactions Allocated from Affiliated Investment Company	—	—	36,314	22,935	—	—
Futures	104	(104)	—	—	391	(2,058)
Translation of Foreign Currency-Denominated Amounts	40	285	—	—	(133)	481

Net Increase (Decrease) in Net Assets Resulting from Operations	261,450	227,635	52,681	33,964	764,163	444,660

Distributions:
Institutional Class Shares	(38,501)	(42,438)	(11,909)	(9,912)	(125,828)	(109,998)
Capital Share Transactions (1):
Shares Issued	292,773	195,267	32,521	60,584	902,559	368,722
Shares Issued in Lieu of Cash Distributions	37,348	41,363	11,357	9,463	125,344	109,530
Shares Redeemed	(497,501)	(554,983)	(43,707)	(46,673)	(943,484)	(591,265)

Net Increase (Decrease) from Capital Share Transactions	(167,380)	(318,353)	171	23,374	84,419	(113,013)

Total Increase (Decrease) in Net Assets	55,569	(133,156)	40,943	47,426	722,754	221,649
Net Assets
Beginning of Year	1,473,478	1,606,634	241,685	194,259	3,343,709	3,122,060

End of Year	$1,529,047	$1,473,478	$282,628	$241,685	$4,066,463	$3,343,709

(1) Shares Issued and Redeemed:
Shares Issued	22,352	16,750	2,508	5,308	69,357	30,772
Shares Issued in Lieu of Cash Distributions	2,849	3,496	877	809	9,446	9,134
Shares Redeemed	(38,280)	(47,502)	(3,419)	(3,973)	(70,512)	(49,377)

Net Increase (Decrease) from Shares Issued and Redeemed	(13,079)	(27,256)	(34)	2,144	8,291	(9,471)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,435	$20,581	$22,669	$19,797	$6,127	$5,621
Capital Gain Distributions Received from Investment Securities	—	—	—	13,934	643	4,197
Net Realized Gain (Loss) on:
Investment Securities Sold	4,088	(12,795)	—	—	—	—
Affiliated Investment Companies Shares Sold	(1)	1	21,126	(1,692)	11,043	7,967
Futures	150	423	—	—	644	263
Foreign Currency Transactions	(48)	(77)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(1,039)	(418)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	118,261	81,912	—	—	—	—
Affiliated Investment Companies Shares	—	1	244,993	60,732	55,205	8,278
Futures	—	—	—	—	259	(91)
Translation of Foreign Currency-Denominated Amounts	(21)	87	—	—	—	—
Forward Currency Contracts	—	—	—	—	799	344

Net Increase (Decrease) in Net Assets Resulting from Operations	142,864	90,133	288,788	92,771	73,681	26,161

Distributions:
Institutional Class Shares	(20,450)	(19,463)	(33,899)	(33,264)	(16,496)	(24,285)
Capital Share Transactions (1):
Shares Issued	31,403	87,117	71,635	84,179	26,981	20,252
Shares Issued in Lieu of Cash Distributions	20,403	19,439	28,906	28,882	16,391	24,140
Shares Redeemed	(99,372)	(107,529)	(184,039)	(163,853)	(57,252)	(61,646)

Net Increase (Decrease) from Capital Share Transactions	(47,566)	(973)	(83,498)	(50,792)	(13,880)	(17,254)

Total Increase (Decrease) in Net Assets	74,848	69,697	171,391	8,715	43,305	(15,378)
Net Assets
Beginning of Year	637,254	567,557	957,732	949,017	255,330	270,708

End of Year	$712,102	$637,254	$1,129,123	$957,732	$298,635	$255,330

(1) Shares Issued and Redeemed:
Shares Issued	2,218	6,858	3,106	4,274	1,283	1,108
Shares Issued in Lieu of Cash Distributions	1,412	1,517	1,294	1,471	871	1,379
Shares Redeemed	(6,931)	(8,458)	(7,923)	(8,261)	(2,781)	(3,346)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,301)	(83)	(3,523)	(2,516)	(627)	(859)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$126,686	$139,980	$96,158	$102,728	$362,016	$425,751
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(123,337)	(73,267)	(41,750)	(49,702)	201,683	14,022
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,009,914	442,787	688,635	476,925	1,646,744	1,068,150

Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,263	509,500	743,043	529,951	2,210,443	1,507,923

Distributions:
Institutional Class Shares	(166,182)	(141,785)	(129,086)	(166,834)	(498,903)	(411,459)
Capital Share Transactions (1):
Shares Issued	779,831	658,031	316,686	411,134	1,107,678	1,241,262
Shares Issued in Lieu of Cash Distributions	159,937	136,792	119,113	155,308	473,233	393,166
Shares Issued upon Conversion from Class R2	—	—	—	—	—	18,520
Shares Redeemed	(820,824)	(774,254)	(1,037,905)	(637,349)	(2,217,144)	(2,425,659)

Net Increase (Decrease) from Capital Share Transactions	118,944	20,569	(602,106)	(70,907)	(636,233)	(772,711)

Total Increase (Decrease) in Net Assets	966,025	388,284	11,851	292,210	1,075,307	323,753
Net Assets
Beginning of Year	4,327,065	3,938,781	3,804,119	3,511,909	9,936,834	9,613,081

End of Year	$5,293,090	$4,327,065	$3,815,970	$3,804,119	$11,012,141	$9,936,834

(1) Shares Issued and Redeemed:
Shares Issued	27,460	24,952	13,700	19,271	36,093	44,938
Shares Issued in Lieu of Cash Distributions	5,561	5,259	5,080	7,416	15,492	14,282
Shares Issued upon Conversion from Class R2	—	—	—	—	—	644
Shares Redeemed	(28,788)	(29,645)	(44,508)	(30,005)	(73,010)	(88,320)

Net Increase (Decrease) from Shares Issued and Redeemed	4,233	566	(25,728)	(3,318)	(21,425)	(28,456)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$714,882	$767,911	$5,790	$5,626	$19,384	$15,278
Net Realized Gain (Loss) on:
Investment Securities Sold	(248,182)	(303,346)	(4,239)	4,557	1,277	(8,988)
Affiliated Investment Companies Shares Sold	(40)	24	—	1	(1)	—
Futures	45,277	21,786	421	254	928	249
Foreign Currency Transactions	(5,074)	(3,910)	(136)	(99)	(163)	23
In-Kind Redemptions	18,232	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,935,739	2,793,280	45,069	18,390	129,583	52,097
Affiliated Investment Companies Shares	7	172	—	1	—	3
Futures	8,979	(15,235)	118	(98)	—	—
Translation of Foreign Currency-Denominated Amounts	(760)	(119)	(5)	3	(36)	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,469,060	3,260,563	47,018	28,635	150,972	58,656

Distributions:
Institutional Class Shares	(885,010)	(718,790)	(12,223)	(8,593)	(21,125)	(14,175)
Capital Share Transactions (1):
Shares Issued	4,452,858	3,784,373	47,908	40,849	394,316	236,642
Shares Issued in Lieu of Cash Distributions	845,877	685,310	11,989	8,389	19,016	12,679
Shares Redeemed	(4,590,388)	(4,985,104)	(49,388)	(40,028)	(213,310)	(147,159)

Net Increase (Decrease) from Capital Share Transactions	708,347	(515,421)	10,509	9,210	200,022	102,162

Total Increase (Decrease) in Net Assets	5,292,397	2,026,352	45,304	29,252	329,869	146,643
Net Assets
Beginning of Year	22,994,927	20,968,575	219,178	189,926	571,090	424,447

End of Year	$28,287,324	$22,994,927	$264,482	$219,178	$900,959	$571,090

(1) Shares Issued and Redeemed:
Shares Issued	193,222	180,050	4,238	3,944	38,654	27,058
Shares Issued in Lieu of Cash Distributions	36,400	32,622	1,134	836	1,835	1,440
Shares Redeemed	(197,437)	(237,918)	(4,435)	(3,874)	(20,366)	(16,908)

Net Increase (Decrease) from Shares Issuedand Redeemed	32,185	(25,246)	937	906	20,123	11,590

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$23.34	$21.06	$27.63	$20.90	$22.78	$13.53	$12.22	$16.35	$12.08	$13.19

Income from Investment Operations (A)
Net Investment Income (Loss)	0.79	0.76	0.78	0.70	0.49	0.48	0.46	0.47	0.40	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	4.45	2.22	(6.54)	6.70	(1.87)	2.48	1.25	(4.07)	4.24	(1.11)

Total from Investment Operations	5.24	2.98	(5.76)	7.40	(1.38)	2.96	1.71	(3.60)	4.64	(0.83)

Less Distributions:
Net Investment Income	(0.89)	(0.70)	(0.81)	(0.67)	(0.50)	(0.54)	(0.40)	(0.53)	(0.37)	(0.28)

Total Distributions	(0.89)	(0.70)	(0.81)	(0.67)	(0.50)	(0.54)	(0.40)	(0.53)	(0.37)	(0.28)

Net Asset Value, End of Year	$27.69	$23.34	$21.06	$27.63	$20.90	$15.95	$13.53	$12.22	$16.35	$12.08

Total Return	22.59%	14.00%	(21.12%)	35.55%	(6.05%)	22.01%	13.84%	(22.29%)	38.56%	(6.32%)
Net Assets, End of Year (thousands)	$5,940,835	$5,118,467	$4,820,678	$6,032,181	$4,700,488	$30,958,417	$27,369,353	$26,208,206	$34,629,583	$24,965,561
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.17%	0.19%	0.23%	0.23%	0.23%	0.24%	0.25%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.92%	3.12%	3.17%	2.65%	2.31%	3.05%	3.21%	3.27%	2.56%	2.24%
Portfolio Turnover Rate	11%	8%	9%	14%	19%	12%	9%	11%	8%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$12.62	$12.52	$15.52	$10.50	$11.07	$16.90	$15.93	$23.29	$16.84	$18.21

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.24	0.23	0.22	0.15	0.56	0.52	0.54	0.41	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	3.24	0.02	(2.68)	4.97	(0.55)	3.32	1.19	(6.44)	6.42	(0.93)

Total from Investment Operations	3.49	0.26	(2.45)	5.19	(0.40)	3.88	1.71	(5.90)	6.83	(0.60)

Less Distributions:
Net Investment Income	(0.26)	(0.16)	(0.25)	(0.17)	(0.17)	(0.63)	(0.53)	(0.67)	(0.38)	(0.37)
Net Realized Gains	(0.11)	—	(0.30)	—	—	—	(0.21)	(0.79)	—	(0.40)

Total Distributions	(0.37)	(0.16)	(0.55)	(0.17)	(0.17)	(0.63)	(0.74)	(1.46)	(0.38)	(0.77)

Net Asset Value, End of Year	$15.74	$12.62	$12.52	$15.52	$10.50	$20.15	$16.90	$15.93	$23.29	$16.84

Total Return	28.04%	2.05%	(16.32%)	49.81%	(3.75%)	23.07%	10.58%	(26.55%)	40.83%	(3.64%)
Net Assets, End of Year (thousands)	$97,501	$73,599	$82,920	$99,631	$43,568	$12,027,928	$10,045,487	$9,320,095	$13,465,853	$10,148,132
Ratio of Expenses to Average Net Assets *	0.42%	0.42%	0.44%	0.47%	0.47%	0.39%	0.39%	0.41%	0.46%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.65%	0.64%	0.66%	0.71%	0.85%	0.39%	0.39%	0.41%	0.46%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.81%	1.66%	1.49%	1.50%	2.82%	2.89%	2.79%	1.90%	1.96%
Portfolio Turnover Rate	14%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.22%	0.22%	0.24%	0.27%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$20.96	$18.69	$25.80	$23.39	$24.89	$15.90	$17.39	$26.94	$20.13	$21.11

Income from Investment Operations (A)
Net Investment Income (Loss)	0.52	0.49	0.48	0.44	0.40	0.59	0.73	0.84	0.75	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67	2.87	(6.33)	2.51	(0.91)	2.82	(0.46)	(7.40)	6.74	(0.77)

Total from Investment Operations	3.19	3.36	(5.85)	2.95	(0.51)	3.41	0.27	(6.56)	7.49	(0.02)

Less Distributions:
Net Investment Income	(1.03)	(0.26)	(0.53)	(0.54)	(0.61)	(0.82)	(0.75)	(1.07)	(0.68)	(0.96)
Net Realized Gains	(0.39)	(0.83)	(0.73)	—	(0.38)	—	(1.01)	(1.92)	—	—

Total Distributions	(1.42)	(1.09)	(1.26)	(0.54)	(0.99)	(0.82)	(1.76)	(2.99)	(0.68)	(0.96)

Net Asset Value, End of Year	$22.73	$20.96	$18.69	$25.80	$23.39	$18.49	$15.90	$17.39	$26.94	$20.13

Total Return	15.64%	18.33%	(23.79%)	12.66%	(2.32%)	22.05%	0.37%	(26.90%)	37.81%	(0.23%)
Net Assets, End of Year (thousands)	$217,203	$248,620	$267,551	$379,837	$466,696	$153,631	$163,212	$230,202	$381,490	$378,682
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.42%	0.47%	0.54%	0.41%	0.40%	0.42%	0.48%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.50%	0.50%	0.52%	0.57%	0.64%	0.51%	0.50%	0.52%	0.58%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.33%	2.24%	1.69%	1.74%	3.36%	4.08%	3.95%	3.01%	3.92%

Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$21.17	$19.89	$31.72	$21.35	$27.85	$25.68	$23.75	$35.27	$23.82	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.85	0.82	0.94	0.58	0.43	0.86	0.81	0.76	0.57	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	5.78	0.96	(11.25)	10.31	(4.00)	5.22	1.96	(10.80)	11.45	(1.04)

Total from Investment Operations	6.63	1.78	(10.31)	10.89	(3.57)	6.08	2.77	(10.04)	12.02	(0.64)
Less Distributions:
Net Investment Income	(1.09)	(0.50)	(0.97)	(0.52)	(0.68)	(0.84)	(0.84)	(0.80)	(0.57)	(0.38)
Net Realized Gains	—	—	(0.55)	—	(2.25)	—	—	(0.68)	—	—

Total Distributions	(1.09)	(0.50)	(1.52)	(0.52)	(2.93)	(0.84)	(0.84)	(1.48)	(0.57)	(0.38)
Net Asset Value, End of Year	$26.71	$21.17	$19.89	$31.72	$21.35	$30.92	$25.68	$23.75	$35.27	$23.82

Total Return	31.58%	8.78%	(33.62%)	51.31%	(15.27%)	23.74%	11.43%	(29.26%)	50.70%	(2.63%)
Net Assets, End of Year (thousands)	$20,983	$18,698	$18,398	$44,133	$16,867	$796,874	$657,020	$616,323	$867,759	$537,744
Ratio of Expenses to Average Net Assets	0.51%	0.51%	0.56%	0.59%	0.59%	0.40%	0.39%	0.42%	0.47%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.61%	0.61%	0.66%	0.74%	0.86%	0.50%	0.49%	0.52%	0.57%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.28%	3.50%	3.62%	1.88%	1.89%	2.82%	2.88%	2.61%	1.76%	1.68%

Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$3.26	$3.38	$5.04	$3.77	$5.61	$8.76		$9.86		$13.29		$9.57		$12.71
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.16	0.15	0.16	0.15	0.39		0.21		0.49		0.16		0.68
Net Gains (Losses) on Securities (Realized and Unrealized)	0.52	(0.28)	(1.44)	1.11	(1.35)	2.24		(0.76)		(3.32)		3.80		(3.00)

Total from Investment Operations	0.67	(0.12)	(1.29)	1.27	(1.20)	2.63		(0.55)		(2.83)		3.96		(2.32)
Less Distributions:
Net Investment Income	(0.19)	—	(0.37)	—	(0.64)	(0.34)		(0.14)		(0.48)		(0.20)		(0.70)
Net Realized Gains	—	—	—	—	—	—		(0.41)		(0.12)		(0.04)		(0.12)

Total Distributions	(0.19)	—	(0.37)	—	(0.64)	(0.34)		(0.55)		(0.60)		(0.24)		(0.82)
Net Asset Value, End of Year	$3.74	$3.26	$3.38	$5.04	$3.77	$11.05		$8.76		$9.86		$13.29		$9.57

Total Return	20.91%	(3.55%)	(27.50%)	33.69%	(23.98%)	30.50%		(6.27%)		(22.34%)		42.08%		(19.28%)
Net Assets, End of Year (thousands)	$3,410,481	$3,514,043	$4,452,148	$5,987,464	$4,646,848	$7,595,939		$6,661,881		$7,871,073		$10,537,586		$7,225,825
Ratio of Expenses to Average Net Assets *	0.27%	0.26%	0.27%	0.27%	0.26%	0.22	%(B)	0.23	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.27%	0.27%	0.28	%(B)	0.31	%(B)	0.33	%(B)	0.34	%(B)	0.34	%(B)
Ratio of Net Investment Income to Average Net Assets	4.22%	4.30%	3.67%	3.29%	3.61%	3.83%		2.12%		4.14%		1.33%		6.44%
Portfolio Turnover Rate	4%	6%	6%	8%	12%	3%		—		1%		1%		—
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.07%		0.09%		0.10%		0.11%		0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$19.20	$16.81	$22.14	$15.65	$18.58	$11.87	$10.67	$14.51	$10.42	$11.62

Income from Investment Operations (A)
Net Investment Income (Loss)	0.71	0.66	0.61	0.44	0.33	0.42	0.40	0.40	0.32	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	3.73	2.33	(5.05)	6.48	(2.65)	2.19	1.14	(3.52)	4.06	(1.20)

Total from Investment Operations	4.44	2.99	(4.44)	6.92	(2.32)	2.61	1.54	(3.12)	4.38	(0.97)
Less Distributions:
Net Investment Income	(0.88)	(0.60)	(0.73)	(0.43)	(0.32)	(0.51)	(0.34)	(0.45)	(0.29)	(0.23)
Net Realized Gains	(0.03)	—	(0.16)	—	(0.29)	—	—	(0.27)	—	—

Total Distributions	(0.91)	(0.60)	(0.89)	(0.43)	(0.61)	(0.51)	(0.34)	(0.72)	(0.29)	(0.23)
Net Asset Value, End of Year	$22.73	$19.20	$16.81	$22.14	$15.65	$13.97	$11.87	$10.67	$14.51	$10.42

Total Return	23.41%	17.80%	(20.53%)	44.61%	(13.03%)	22.15%	14.34%	(22.16%)	42.24%	(8.41%)
Net Assets, End of Year (thousands)	$11,285,138	$10,041,697	$9,664,700	$12,784,711	$9,887,928	$3,429,184	$3,032,135	$2,882,931	$3,716,790	$2,722,859
Ratio of Expenses to Average Net Assets	0.43%	0.43%	0.46%	0.53%	0.65%	0.34%	0.34%	0.36%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%	0.43%	0.46%	0.53%	0.66%	0.34%	0.34%	0.36%	0.42%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.35%	3.13%	2.13%	2.02%	3.06%	3.20%	3.16%	2.35%	2.20%
Portfolio Turnover Rate	14%	13%	24%	15%	14%	27%	13%	17%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$11.20	$10.12	$13.73	$10.64	$10.74	$11.34		$10.14		$12.67		$8.99		$10.97

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.32	0.38	0.30	0.21	0.47		0.48		0.47		0.38		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	1.07	(3.51)	3.08	(0.13)	2.04		1.20		(2.49)		3.66		(1.96)

Total from Investment Operations	2.02	1.39	(3.13)	3.38	0.08	2.51		1.68		(2.02)		4.04		(1.71)
Less Distributions:
Net Investment Income	(0.31)	(0.31)	(0.37)	(0.29)	(0.18)	(0.57)		(0.48)		(0.51)		(0.36)		(0.27)
Net Realized Gains	—	—	(0.11)	—	—	—		—		—		—		—

Total Distributions	(0.31)	(0.31)	(0.48)	(0.29)	(0.18)	(0.57)		(0.48)		(0.51)		(0.36)		(0.27)
Net Asset Value, End of Year	$12.91	$11.20	$10.12	$13.73	$10.64	$13.28		$11.34		$10.14		$12.67		$8.99

Total Return	18.04%	13.58%	(23.22%)	31.85%	0.80%	22.36%		16.53%		(16.23%)		45.23%		(15.76%)
Net Assets, End of Year (thousands)	$1,529,047	$1,473,478	$1,606,634	$2,183,724	$1,475,345	$282,628		$241,685		$194,259		$308,666		$206,915
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.30%	0.30%	0.30%	0.38	%(B)	0.36	%(B)	0.40	%(B)	0.44	%(B)	0.50	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.30%	0.30%	0.31%	0.57	%(B)	0.55	%(B)	0.59	%(B)	0.64	%(B)	0.71	%(B)
Ratio of Net Investment Income to Average Net Assets	2.45%	2.71%	3.15%	2.30%	1.97%	3.65%		4.08%		4.02%		3.14%		2.56%
Portfolio Turnover Rate	15%	11%	22%	15%	15%	13%		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.19%		0.19%		0.19%		0.20%		0.23%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$11.44	$10.35	$13.84	$10.44	$11.17	$12.39	$11.02	$15.29	$10.91	$12.45

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.38	0.40	0.33	0.24	0.41	0.40	0.39	0.32	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14	1.08	(3.48)	3.40	(0.74)	2.42	1.35	(3.55)	4.34	(1.45)

Total from Investment Operations	2.52	1.46	(3.08)	3.73	(0.50)	2.83	1.75	(3.16)	4.66	(1.22)
Less Distributions:
Net Investment Income	(0.43)	(0.37)	(0.41)	(0.33)	(0.23)	(0.42)	(0.38)	(0.39)	(0.28)	(0.21)
Net Realized Gains	—	—	—	—	—	—	—	(0.72)	—	(0.11)

Total Distributions	(0.43)	(0.37)	(0.41)	(0.33)	(0.23)	(0.42)	(0.38)	(1.11)	(0.28)	(0.32)
Net Asset Value, End of Year	$13.53	$11.44	$10.35	$13.84	$10.44	$14.80	$12.39	$11.02	$15.29	$10.91

Total Return	22.10%	14.01%	(22.55%)	35.87%	(4.42%)	22.91%	15.76%	(21.77%)	42.81%	(9.96%)
Net Assets, End of Year (thousands)	$4,066,463	$3,343,709	$3,122,060	$4,089,166	$3,210,237	$712,102	$637,254	$567,557	$774,324	$508,058
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.32%	0.35%	0.48%	0.48%	0.52%	0.55%	0.64%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.30%	0.32%	0.36%	0.48%	0.48%	0.52%	0.55%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.12%	3.25%	2.49%	2.26%	2.87%	3.08%	2.98%	2.20%	2.02%
Portfolio Turnover Rate	18%	10%	12%	6%	13%	20%	24%	35%	28%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$19.35	$18.24	$22.56	$16.29	$16.42	$18.10	$18.09	$22.35	$16.21	$16.54

Income from Investment Operations (A)
Net Investment Income (Loss)	0.47	0.39	0.45	0.34	0.29	0.44	0.37	0.44	0.33	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.44	1.38	(4.15)	6.27	(0.10)	4.80	1.28	(3.29)	6.21	(0.18)

Total from Investment Operations	5.91	1.77	(3.70)	6.61	0.19	5.24	1.65	(2.85)	6.54	0.10
Less Distributions:
Net Investment Income	(0.47)	(0.39)	(0.45)	(0.34)	(0.29)	(0.47)	(1.03)	(0.44)	(0.20)	(0.43)
Net Realized Gains	(0.23)	(0.27)	(0.17)	—	(0.03)	(0.72)	(0.61)	(0.97)	(0.20)	—

Total Distributions	(0.70)	(0.66)	(0.62)	(0.34)	(0.32)	(1.19)	(1.64)	(1.41)	(0.40)	(0.43)
Net Asset Value, End of Year	$24.56	$19.35	$18.24	$22.56	$16.29	$22.15	$18.10	$18.09	$22.35	$16.21

Total Return	30.94%	9.65%	(16.62%)	40.75%	1.25%	30.12%	9.43%	(13.65%)	40.81%	0.47%
Net Assets, End of Year (thousands)	$1,129,123	$957,732	$949,017	$1,088,714	$769,602	$298,635	$255,330	$270,708	$348,707	$288,509
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.27%	0.28%	0.32%	0.32%	0.32%	0.31%	0.32%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44%	0.44%	0.45%	0.46%	0.56%	0.51%	0.52%	0.51%	0.53%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.94%	2.22%	1.64%	1.81%	2.13%	2.02%	2.25%	1.60%	1.78%
Portfolio Turnover Rate	4%	N/A	N/A	N/A	N/A	11%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.20%	0.22%	0.25%	0.23%	0.23%	0.24%	0.25%	0.28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$24.94	$22.78	$33.05	$27.64	$27.56	$20.69	$18.76	$26.03	$19.67	$20.07

Income from Investment Operations (A)
Net Investment Income (Loss)	0.73	0.82	0.88	0.74	0.55	0.56	0.55	0.59	0.52	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	5.06	2.17	(9.07)	5.32	0.07	3.64	2.28	(6.16)	6.41	(0.24)

Total from Investment Operations	5.79	2.99	(8.19)	6.06	0.62	4.20	2.83	(5.57)	6.93	0.17
Less Distributions:
Net Investment Income	(0.95)	(0.77)	(0.91)	(0.65)	(0.54)	(0.76)	(0.49)	(1.00)	(0.57)	(0.44)
Net Realized Gains	—	(0.06)	(1.17)	—	—	—	(0.41)	(0.70)	—	(0.13)

Total Distributions	(0.95)	(0.83)	(2.08)	(0.65)	(0.54)	(0.76)	(0.90)	(1.70)	(0.57)	(0.57)
Net Asset Value, End of Year	$29.78	$24.94	$22.78	$33.05	$27.64	$24.13	$20.69	$18.76	$26.03	$19.67

Total Return	23.41%	13.02%	(25.94%)	21.91%	2.36%	20.44%	15.09%	(22.57%)	35.51%	0.81%
Net Assets, End of Year (thousands)	$5,293,090	$4,327,065	$3,938,781	$6,225,187	$5,652,358	$3,815,970	$3,804,119	$3,511,909	$5,115,924	$4,879,733
Ratio of Expenses to Average Net Assets	0.36%	0.35%	0.36%	0.39%	0.44%	0.61%	0.59%	0.59%	0.63%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.46%	0.45%	0.46%	0.49%	0.54%	0.81%	0.79%	0.79%	0.83%	0.89%
Ratio of Net Investment Income to Average Net Assets	2.54%	3.11%	3.05%	2.19%	2.07%	2.40%	2.59%	2.57%	2.10%	2.20%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio					Emerging Markets Core Equity Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$26.79	$24.08	$31.48	$23.93	$27.34	$20.32	$18.13	$25.16	$20.34	$20.59

Income from Investment Operations (A)
Net Investment Income (Loss)	1.02	1.12	1.32	0.90	0.71	0.62	0.67	0.75	0.57	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	5.12	2.68	(7.34)	7.50	(3.35)	4.14	2.15	(6.97)	4.76	(0.22)

Total from Investment Operations	6.14	3.80	(6.02)	8.40	(2.64)	4.76	2.82	(6.22)	5.33	0.21
Less Distributions:
Net Investment Income	(1.42)	(1.09)	(1.39)	(0.85)	(0.77)	(0.77)	(0.63)	(0.81)	(0.51)	(0.46)

Total Distributions	(1.42)	(1.09)	(1.39)	(0.85)	(0.77)	(0.77)	(0.63)	(0.81)	(0.51)	(0.46)
Net Asset Value, End of Year	$31.51	$26.79	$24.08	$31.48	$23.93	$24.31	$20.32	$18.13	$25.16	$20.34

Total Return	23.14%	15.71%	(19.51%)	35.24%	(9.75%)	23.66%	15.49%	(25.06%)	26.19%	1.13%
Net Assets, End of Year (thousands)	$11,012,141	$9,936,834	$9,600,125	$13,258,001	$12,596,902	$28,287,324	$22,994,927	$20,968,575	$29,155,369	$24,780,700
Ratio of Expenses to Average Net Assets	0.45%	0.44%	0.45%	0.49%	0.52%	0.40%	0.39%	0.40%	0.42%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.55%	0.54%	0.55%	0.59%	0.62%	0.40%	0.39%	0.40%	0.42%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.34%	4.03%	4.49%	2.92%	2.87%	2.66%	3.18%	3.33%	2.26%	2.19%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	9%	11%	14%	10%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio					Emerging Markets Ex China Core Equity Portfolio

	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022

Net Asset Value, Beginning of Period	$10.27	$9.29	$13.13	$9.71	$10.43	$8.62	$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.27	0.30	0.28	0.21	0.24	0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.91	1.13	(2.85)	3.39	(0.59)	1.83	0.83	(2.28)

Total from Investment Operations	2.17	1.40	(2.55)	3.67	(0.38)	2.07	1.09	(2.00)
Less Distributions:
Net Investment Income	(0.39)	(0.24)	(0.42)	(0.23)	(0.23)	(0.26)	(0.23)	(0.24)
Net Realized Gains	(0.18)	(0.18)	(0.87)	(0.02)	(0.11)	—	—	—

Total Distributions	(0.57)	(0.42)	(1.29)	(0.25)	(0.34)	(0.26)	(0.23)	(0.24)
Net Asset Value, End of Period	$11.87	$10.27	$9.29	$13.13	$9.71	$10.43	$8.62	$7.76

Total Return	21.82%	15.20%	(21.40%)	38.29%	(3.89%)	24.04%	14.04%	(20.16	%)(C)
Net Assets, End of Period (thousands)	$264,482	$219,178	$189,926	$234,921	$170,163	$900,959	$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.60%	0.66%	0.66%	0.72%	0.84%	0.43%	0.42%	0.43	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.70%	0.67%	0.66%	0.72%	0.87%	0.45%	0.47%	0.54	%(D)
Ratio of Net Investment Income to Average Net Assets	2.32%	2.55%	2.72%	2.19%	2.26%	2.32%	2.94%	3.20	%(D)
Portfolio Turnover Rate	30%	24%	28%	29%	34%	15%	16%	41	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2024, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Feeder Funds	Master/Underlying Funds	at 10/31/24
Japanese Small Company Portfolio	The Japanese Small Company Series	13%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	39%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/24
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/24
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%

DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	—	$206
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	221
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	155

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	$21
Continental Small Company Portfolio (4)	0.42%	0.35%	$ 1	780
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	2	4,756
DFA International Small Cap Value Portfolio	—	—	—	—
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	505
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	8	1,916
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	551
Emerging Markets Portfolio (11)	0.49%	0.29%	—	4,979
Emerging Markets Small Cap Portfolio (12)	—	—	—	8,010
Emerging Markets Value Portfolio (12)	—	—	—	10,829
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	60	249
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	40	132

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and unaffiliated money market funds) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and unaffiliated money market funds) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Short Term Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring

	10/31/2025	10/31/2026	10/31/2027	Total

Global Small Company Portfolio	$205	$194	$206	$605
United Kingdom Small Company Portfolio	8	—	—	8
DFA Global Real Estate Securities Portfolio	8,559	6,580	4,756	19,895
World ex U.S. Value Portfolio	447	458	505	1,410
World Core Equity Portfolio	126	65	104	295
Selectively Hedged Global Equity Portfolio	608	552	551	1,711
Emerging Markets Targeted Value Portfolio	—	—	189	189
Emerging Markets ex China Core Equity Portfolio	290	212	133	635

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$27
DFA Global Real Estate Securities Portfolio	18

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$38
International Core Equity Portfolio	74
Global Small Company Portfolio	—
International Small Company Portfolio	121
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	2
DFA International Real Estate Securities Portfolio	20
DFA Global Real Estate Securities Portfolio	18

DFA International Small Cap Value Portfolio	$191
International Vector Equity Portfolio	9
International High Relative Profitability Portfolio	4
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	9
World ex U.S. Targeted Value Portfolio	2
World Core Equity Portfolio	2
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	62
Emerging Markets Small Cap Portfolio	56
Emerging Markets Value Portfolio	281
Emerging Markets Core Equity Portfolio	127
Emerging Markets Targeted Value Portfolio	1
Emerging Markets ex China Core Equity Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$613,635	$691,823
International Core Equity Portfolio	3,800,043	5,023,747
Global Small Company Portfolio	11,586	7,732
DFA International Real Estate Securities Portfolio	139,753	788,507
DFA Global Real Estate Securities Portfolio	165,544	397,577
DFA International Small Cap Value Portfolio	1,558,827	2,095,107
International Vector Equity Portfolio	900,548	989,611
International High Relative Profitability Portfolio	243,894	346,845
World ex U.S. Value Portfolio	3,007	3,535
World ex U.S. Core Equity Portfolio	810,905	703,412
World ex U.S. Targeted Value Portfolio	139,327	182,025
World Core Equity Portfolio	44,207	140,034
Selectively Hedged Global Equity Portfolio	32,505	55,113
Emerging Markets Core Equity Portfolio	3,081,984	2,518,210
Emerging Markets Targeted Value Portfolio	76,937	73,727
Emerging Markets ex China Core Equity Portfolio	329,797	125,369

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$217,964	$1,470,642	$1,515,766	$(28)	$6	$172,818	14,942	$9,591	—

Total	$217,964	$1,470,642	$1,515,766	$(28)	$6	$172,818		$9,591	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,012,941	$6,235,917	$6,260,342	$(139)	$32	$988,409	85,458	$53,145	—

Total	$1,012,941	$6,235,917	$6,260,342	$(139)	$32	$988,409		$53,145	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$44,651	$11,585	$7,732	$297	$12,935	$61,736	1,284	$665	$688

Total	$44,651	$11,585	$7,732	$297	$12,935	$61,736		$665	$688

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$93,949	$843,212	$852,050	$(1)	$1	$85,111	7,359	$3,502	—

Total	$93,949	$843,212	$852,050	$(1)	$1	$85,111		$3,502	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,059,809	$92,030	$554,397	$(142,169)	$425,067	$1,880,340	502,765	$104,602	—
The DFA Short Term Investment Fund	339,950	1,690,164	1,824,848	(58)	6	205,214	17,743	10,863	—

Total	$2,399,759	$1,782,194	$2,379,245	$(142,227)	$425,073	$2,085,554		$115,465	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$166,249	$1,672,251	$1,607,304	$(20)	$7	$231,183	19,988	$13,015	—

Total	$166,249	$1,672,251	$1,607,304	$(20)	$7	$231,183		$13,015	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,579	$849,577	$866,423	$(15)	$5	$106,723	9,227	$6,679	—

Total	$123,579	$849,577	$866,423	$(15)	$5	$106,723		$6,679	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$ 74,949	$673,963	$697,293	$ (1)	$ 1	$ 51,619	4,463	—	—

Total	$ 74,949	$673,963	$697,293	$ (1)	$ 1	$ 51,619		—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$ 21,069	$ 3,008	$ 3,535	$ 235	$ 3,469	$ 24,246	1,067	$ 932	$ 27

Total	$ 21,069	$ 3,008	$ 3,535	$ 235	$ 3,469	$ 24,246		$ 932	$ 27

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$ 97,753	$724,858	$749,620	$ (4)	$ 2	$ 72,989	6,311	$ 5,394	—

Total	$ 97,753	$724,858	$749,620	$ (4)	$ 2	$ 72,989		$ 5,394	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$ 9,526	$ 85,869	$ 82,308	$ (1)	—	$ 13,086	1,131	$ 592	—

Total	$ 9,526	$ 85,869	$ 82,308	$ (1)	—	$ 13,086		$ 592	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$582,234	$ 16,183	$ 79,484	$15,129	$181,953	$ 716,015	16,875	$ 9,285	—
International Core Equity Portfolio	265,142	17,354	45,941	5,369	42,336	284,260	17,822	10,024	—
Emerging Markets Core Equity Portfolio	110,391	10,672	14,610	628	20,704	127,785	5,256	4,109	—

Total	$957,767	$ 44,209	$140,035	$21,126	$244,993	$1,128,060		$23,418	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$141,618	$ 16,852	$ 30,232	$ 8,318	$ 37,928	$ 174,484	4,594	$ 2,103	$643
International Core Equity Portfolio	66,213	7,583	14,919	2,082	9,525	70,484	4,419	2,466	—
Emerging Markets Core Equity Portfolio	44,230	8,071	9,963	643	7,752	50,733	2,087	1,615	—

Total	$252,061	$ 32,506	$ 55,114	$11,043	$ 55,205	$ 295,701		$ 6,184	$643

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$246,185	$2,097,804	$2,058,707	$(40)	$ 7	$285,249	24,663	$14,660	—

Total	$246,185	$2,097,804	$2,058,707	$(40)	$ 7	$285,249		$14,660	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$ 1,726	$20,841	$21,066	—	—	$ 1,501	130	—	—

Total	$ 1,726	$20,841	$21,066	—	—	$ 1,501		—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$ 8,001	$85,255	$85,996	$ (1)	—	$ 7,259	628	$ 343	—

Total	$ 8,001	$85,255	$85,996	$ (1)	—	$ 7,259		$ 343	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio
2023	$153,335	—	$153,335

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2024	$192,000	—	$192,000
International Core Equity Portfolio
2023	813,378	—	813,378
2024	1,069,005	—	1,069,005
Global Small Company Portfolio
2023	1,067	—	1,067
2024	1,592	$645	2,237
International Small Company Portfolio
2023	310,109	121,655	431,764
2024	379,832	—	379,832
Japanese Small Company Portfolio
2023	3,684	12,000	15,684
2024	10,317	2,791	13,108
Asia Pacific Small Company Portfolio
2023	9,900	13,433	23,333
2024	8,400	—	8,400
United Kingdom Small Company Portfolio
2023	438	—	438
2024	905	—	905
Continental Small Company Portfolio
2023	21,516	—	21,516
2024	21,345	—	21,345
DFA International Real Estate Securities Portfolio
2023	—	—	—
2024	185,455	—	185,455
DFA Global Real Estate Securities Portfolio
2023	111,720	315,311	427,031
2024	252,366	—	252,366
DFA International Small Cap Value Portfolio
2023	325,253	—	325,253
2024	448,002	13,292	461,294
International Vector Equity Portfolio
2023	87,142	—	87,142
2024	127,525	—	127,525
International High Relative Profitability Portfolio
2023	42,438	—	42,438
2024	38,501	—	38,501
World ex U.S. Value Portfolio
2023	9,912	—	9,912
2024	11,909	—	11,909
World ex U.S. Core Equity Portfolio
2023	109,998	—	109,998
2024	125,828	—	125,828

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World ex U.S. Targeted Value Portfolio
2023	$19,463	—	$19,463
2024	20,450	—	20,450
World Core Equity Portfolio
2023	19,655	$13,609	33,264
2024	22,406	11,493	33,899
Selectively Hedged Global Equity Portfolio
2023	15,289	8,996	24,285
2024	6,546	9,950	16,496
Emerging Markets Portfolio
2023	130,795	10,990	141,785
2024	166,182	—	166,182
Emerging Markets Small Cap Portfolio
2023	90,978	75,855	166,833
2024	129,086	—	129,086
Emerging Markets Value Portfolio
2023	411,459	—	411,459
2024	498,903	—	498,903
Emerging Markets Core Equity Portfolio
2023	718,790	—	718,790
2024	885,010	—	885,010
Emerging Markets Targeted Value Portfolio
2023	4,927	3,666	8,593
2024	8,928	3,295	12,223
Emerging Markets ex China Core Equity Portfolio
2023	14,175	—	14,175
2024	21,125	—	21,125

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(12,009)	—	$(12,009)
International Core Equity Portfolio	(48,304)	—	(48,304)
Global Small Company Portfolio	(185)	$(33)	(218)
International Small Company Portfolio	(20,111)	—	(20,111)
Japanese Small Company Portfolio	(362)	—	(362)
Asia Pacific Small Company Portfolio	(253)	—	(253)
United Kingdom Small Company Portfolio	(23)	—	(23)
Continental Small Company Portfolio	(150)	—	(150)
DFA International Real Estate Securities Portfolio	(2,980)	—	(2,980)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Global Real Estate Securities Portfolio	$(6,019)	—	$(6,019)
DFA International Small Cap Value Portfolio	(24,613)	—	(24,613)
International Vector Equity Portfolio	(6,714)	—	(6,714)
International High Relative Profitability Portfolio	(4,048)	—	(4,048)
World ex U.S. Value Portfolio	(506)	—	(506)
World ex U.S. Core Equity Portfolio	(9,942)	—	(9,942)
World ex U.S. Targeted Value Portfolio	(430)	—	(430)
World Core Equity Portfolio	(549)	$(741)	(1,290)
Selectively Hedged Global Equity Portfolio	(651)	(607)	(1,258)
Emerging Markets Portfolio	(7,480)	—	(7,480)
Emerging Markets Small Cap Portfolio	(10,953)	—	(10,953)
Emerging Markets Value Portfolio	(31,977)	—	(31,977)
Emerging Markets Core Equity Portfolio	(46,752)	—	(46,752)
Emerging Markets Targeted Value Portfolio	(823)	—	(823)
Emerging Markets ex China Core Equity Portfolio	(1,490)	—	(1,490)

As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$34,437	—	$(521,303)	$2,077,845	$1,590,979
International Core Equity Portfolio	211,938	—	(725,041)	7,264,214	6,751,111
Global Small Company Portfolio	1,395	$732	—	20,311	22,438
International Small Company Portfolio	109,022	—	(61,064)	1,696,008	1,743,966
Japanese Small Company Portfolio	6,058	—	(2,682)	26,313	29,689
Asia Pacific Small Company Portfolio	5,874	—	(39,588)	(14,892)	(48,606)
United Kingdom Small Company Portfolio	201	—	(3,527)	2,385	(941)
Continental Small Company Portfolio	6,666	—	(10,764)	137,814	133,716
DFA International Real Estate Securities Portfolio	159,074	—	(1,390,235)	(358,010)	(1,589,171)
DFA Global Real Estate Securities Portfolio	111,706	—	(324,595)	771,206	558,317
DFA International Small Cap Value Portfolio	122,421	90,689	—	2,314,670	2,527,780
International Vector Equity Portfolio	29,838	—	(28,332)	850,041	851,547
International High Relative Profitability Portfolio	827	—	(49,189)	319,643	271,281
World ex U.S. Value Portfolio	2,235	—	(11,424)	60,477	51,288
World ex U.S. Core Equity Portfolio	29,331	—	(75,866)	862,674	816,139
World ex U.S. Targeted Value Portfolio	1,451	—	(20,644)	112,942	93,749
World Core Equity Portfolio	—	15,244	—	474,945	490,189

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Selectively Hedged Global Equity Portfolio	$3,729	$10,647	—	$142,093	$156,469
Emerging Markets Portfolio	40,104	—	$(194,778)	2,189,630	2,034,956
Emerging Markets Small Cap Portfolio	35,145	—	(100,912)	855,877	790,110
Emerging Markets Value Portfolio	141,394	—	(1,142,354)	1,894,465	893,505
Emerging Markets Core Equity Portfolio	301,143	—	(2,652,037)	8,007,929	5,657,035
Emerging Markets Targeted Value Portfolio	9,905	—	(5,129)	39,789	44,565
Emerging Markets ex China Core Equity Portfolio	6,612	—	(20,220)	88,928	75,320

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

Total
Large Cap International Portfolio	$521,303
International Core Equity Portfolio	725,041
International Small Company Portfolio	61,064
Japanese Small Company Portfolio	2,682
Asia Pacific Small Company Portfolio	39,588
United Kingdom Small Company Portfolio	3,527
Continental Small Company Portfolio	10,764
DFA International Real Estate Securities Portfolio	1,390,235
DFA Global Real Estate Securities Portfolio	324,595
International Vector Equity Portfolio	28,332
International High Relative Profitability Portfolio	49,189
World ex U.S. Value Portfolio	11,424
World ex U.S. Core Equity Portfolio	75,866
World ex U.S. Targeted Value Portfolio	20,644
Emerging Markets Portfolio	194,778
Emerging Markets Small Cap Portfolio	100,912
Emerging Markets Value Portfolio	1,142,354
Emerging Markets Core Equity Portfolio	2,652,037
Emerging Markets Targeted Value Portfolio	5,129
Emerging Markets ex China Core Equity Portfolio	20,220

During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$19,283
International Core Equity Portfolio	358,994
International Small Company Portfolio	78,757
United Kingdom Small Company Portfolio	298

Continental Small Company Portfolio	$21,562
International Vector Equity Portfolio	25,543
International High Relative Profitability Portfolio	27,918
World ex U.S. Value Portfolio	382
World ex U.S. Core Equity Portfolio	10,616
World ex U.S. Targeted Value Portfolio	4,738
Emerging Markets Value Portfolio	207,165
Emerging Markets ex China Core Equity Portfolio	2,673

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$3,929,460	$2,210,190	$(131,941)	$2,078,249
International Core Equity Portfolio	24,165,885	9,321,508	(2,054,633)	7,266,875
Global Small Company Portfolio	76,951	20,497	(3)	20,494
International Small Company Portfolio	10,358,985	1,831,136	(133,992)	1,697,144
Japanese Small Company Portfolio	190,801	36,113	(9,663)	26,450
Asia Pacific Small Company Portfolio	168,549	—	(14,882)	(14,882)
United Kingdom Small Company Portfolio	18,600	2,970	(587)	2,383
Continental Small Company Portfolio	659,422	137,640	(24)	137,616
DFA International Real Estate Securities Portfolio	3,781,060	587,150	(944,638)	(357,488)
DFA Global Real Estate Securities Portfolio	6,980,419	1,479,514	(708,303)	771,211
DFA International Small Cap Value Portfolio	9,015,715	3,028,875	(712,306)	2,316,569
International Vector Equity Portfolio	2,629,049	968,309	(117,904)	850,405
International High Relative Profitability Portfolio	1,252,025	380,601	(60,995)	319,606
World ex U.S. Value Portfolio	220,807	61,503	—	61,503
World ex U.S. Core Equity Portfolio	3,224,533	1,165,492	(286,524)	878,968
World ex U.S. Targeted Value Portfolio	607,450	157,307	(41,140)	116,167
World Core Equity Portfolio	653,151	474,945	—	474,945
Selectively Hedged Global Equity Portfolio	153,608	142,093	—	142,093
Emerging Markets Portfolio	3,001,909	2,274,689	—	2,274,689
Emerging Markets Small Cap Portfolio	2,878,325	937,418	—	937,418
Emerging Markets Value Portfolio	8,952,365	2,041,013	40	2,041,053
Emerging Markets Core Equity Portfolio	20,277,148	10,982,560	(2,528,661)	8,453,899
Emerging Markets Targeted Value Portfolio	223,313	60,167	(15,960)	44,207
Emerging Markets ex China Core Equity Portfolio	822,083	166,279	(67,642)	98,637

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts in an attempt to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$54,037
International Core Equity Portfolio	—	262,718
International Small Company Portfolio	—	110,760
DFA International Real Estate Securities Portfolio	—	27,566
DFA Global Real Estate Securities Portfolio	—	37,780
DFA International Small Cap Value Portfolio	—	111,796
International Vector Equity Portfolio	—	28,822
International High Relative Profitability Portfolio	—	3,102
World ex U.S. Core Equity Portfolio	—	28,867
World ex U.S. Targeted Value Portfolio	—	737
Selectively Hedged Global Equity Portfolio	77,522	3,356
Emerging Markets Core Equity Portfolio	—	235,735
Emerging Markets Targeted Value Portfolio	—	1,722
Emerging Markets ex China Core Equity Portfolio	—	2,658

*	Average amount of Currency Purchased/Sold in USD.

**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$ 70	—	$ 70
International Core Equity Portfolio	1,029	—	1,029
Selectively Hedged Global Equity Portfolio	1,368	$1,332	36
Emerging Markets Targeted Value Portfolio	20	—	20

	Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (3)	Equity Contracts (4)
International Small Company Portfolio	$(5,759)	—	$(5,759)

	Liability Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	October 31, 2024	Contracts (3)	Contracts (4)
DFA International Real Estate Securities Portfolio	$(761)	—	$(761)
DFA Global Real Estate Securities Portfolio	(341)	—	(341)
DFA International Small Cap Value Portfolio	(742)	—	(742)
International Vector Equity Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(800)	—	(800)
Selectively Hedged Global Equity Portfolio	(85)	$(85)	—
Emerging Markets Core Equity Portfolio	(524)	—	(524)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives

		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$12,081	—	$12,081
International Core Equity Portfolio	47,369	—	47,369
Global Small Company Portfolio	(1)	—	(1)
International Small Company Portfolio	28,606	—	28,606
DFA International Real Estate Securities Portfolio	6,301	—	6,301
DFA Global Real Estate Securities Portfolio	11,651	—	11,651
DFA International Small Cap Value Portfolio	25,116	—	25,116
International Vector Equity Portfolio	6,572	—	6,572
International High Relative Profitability Portfolio	306	—	306*
World ex U.S. Value Portfolio	(19)	—	(19)
World ex U.S. Core Equity Portfolio	12,096	—	12,096
World ex U.S. Targeted Value Portfolio	150	—	150
Selectively Hedged Global Equity Portfolio	(395)	$(1,039)	644
Emerging Markets Core Equity Portfolio	45,277	—	45,277
Emerging Markets Targeted Value Portfolio	421	—	421
Emerging Markets ex China Core Equity Portfolio	928	—	928

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives

		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$2,213	—	$2,213
International Core Equity Portfolio	14,209	—	14,209
International Small Company Portfolio	(4,091)	—	(4,091)
DFA International Real Estate Securities Portfolio	236	—	236
DFA Global Real Estate Securities Portfolio	(341)	—	(341)
DFA International Small Cap Value Portfolio	1,446	—	1,446
International Vector Equity Portfolio	(200)	—	(200)
International High Relative Profitability Portfolio	104	—	104
World ex U.S. Core Equity Portfolio	391	—	391
Selectively Hedged Global Equity Portfolio	1,058	$799	259
Emerging Markets Core Equity Portfolio	8,979	—	8,979
Emerging Markets Targeted Value Portfolio	118	—	118

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

*	As of October 31, 2024, there were no futures contracts outstanding. During the year ended October 31, 2024, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2024 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A.	$ 23	$ 23	$ (6)	—	—	$ 17	$ 6	$ 6	$ (6)	—	—	—
Morgan Stanley and Co. International	7	7	—	—	—	7	—	—	—	—	—	—
State Street Bank and Trust	839	839	(70)	—	—	769	70	70	(70)	—	—	—
Royal Bank of Canada	10	10	(9)	—	—	1	9	9	(9)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	—	—	—	—	—	—
UBS AG	353	353	—	—	—	353	—	—	—	—	—	—
Barclays Capital	100	100	—	—	—	100	—	—	—	—	—	—
HSBC Bank	—	—	—	—	—	—	—	—	—	—	—	—

Total	$1,332	$1,332	$(85)	—	—	$1,247	$85	$85	$(85)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the year ended October 31, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2024
Large Cap International Portfolio	6.08%	$6,860	3	$3	$18,978	—
International Core Equity Portfolio	6.08%	3,810	5	3	10,329	—
Global Small Company Portfolio	6.08%	87	70	1	611	—
DFA International Real Estate Securities Portfolio	6.08%	5,116	22	19	12,895	—
DFA Global Real Estate Securities Portfolio	6.08%	2,856	20	10	15,773	—
DFA International Small Cap Value Portfolio	6.08%	3,623	9	6	11,236	—
International High Relative Profitability Portfolio	6.08%	1,069	52	9	3,911	—
World ex U.S. Value Portfolio	6.01%	119	58	1	844	—
World ex U.S. Core Equity Portfolio	5.97%	13,025	18	39	19,221	—
World ex U.S. Targeted Value Portfolio	6.03%	467	69	5	4,650	—
World Core Equity Portfolio	6.04%	661	83	9	10,024	—
Emerging Markets Targeted Value Portfolio	6.08%	4,300	4	3	5,605	—
Emerging Markets ex China Core Equity Portfolio	5.83%	5,634	16	14	17,510	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2024
Large Cap International Portfolio	Borrower	5.70%	$28,174	1	$4	$28,174	—
International Core Equity Portfolio	Borrower	5.71%	21,345	1	3	21,345	—
DFA International Real Estate Securities Portfolio	Borrower	5.69%	25,470	2	8	25,909	—
DFA Global Real Estate Securities Portfolio	Borrower	5.70%	27,832	3	13	35,287	—
DFA International Small Cap Value Portfolio	Borrower	5.70%	44,767	1	7	44,767	—
International High Relative Profitability Portfolio	Borrower	5.70%	34,631	6	33	49,148	—
World ex U.S. Core Equity Portfolio	Borrower	5.71%	47,879	2	15	65,119	—
Emerging Markets Core Equity Portfolio	Borrower	5.70%	84,046	1	13	84,046	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$150,132	$180,415	$7,632
International Core Equity Portfolio	408,677	434,712	(33,342)
DFA Global Real Estate Securities Portfolio	17,040	15,886	(6,261)
DFA International Small Cap Value Portfolio	340,366	478,689	(34,880)
International Vector Equity Portfolio	66,133	118,838	(6,656)
International High Relative Profitability Portfolio	35,654	31,661	3,347
World ex U.S. Core Equity Portfolio	26,923	57,395	(10,486)
World ex U.S. Targeted Value Portfolio	14,746	29,824	2,328
Emerging Markets Core Equity Portfolio	5,490	4,450	(1,333)
Emerging Markets Targeted Value Portfolio	382	643	(329)
Emerging Markets ex China Core Equity Portfolio	1,391	40	(25)

J. Securities Lending:

As of October 31, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$52,469
International Core Equity Portfolio	391,625
DFA International Real Estate Securities Portfolio	62,975
DFA International Small Cap Value Portfolio	137,381
International Vector Equity Portfolio	54,980
International High Relative Profitability Portfolio	22,954
World ex U.S. Core Equity Portfolio	79,998
World ex U.S. Targeted Value Portfolio	10,591
Emerging Markets Core Equity Portfolio	1,299,280
Emerging Markets Targeted Value Portfolio	8,876
Emerging Markets ex China Core Equity Portfolio	25,875

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes in Net Assets for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the year ended October 31, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

Large Cap International Portfolio	$59,867
International Core Equity Portfolio	95,544
DFA International Small Cap Value Portfolio	1,991
International Vector Equity Portfolio	32,083
International High Relative Profitability Portfolio	30,116
World ex U.S. Core Equity Portfolio	14,076
Emerging Markets Core Equity Portfolio	18,232

N. Other:

As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio	4	78%
International Core Equity Portfolio	3	71%
Global Small Company Portfolio	4	93%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	83%
Asia Pacific Small Company Portfolio	2	90%
United Kingdom Small Company Portfolio	3	90%
Continental Small Company Portfolio	2	96%
DFA International Real Estate Securities Portfolio	4	94%
DFA Global Real Estate Securities Portfolio	2	66%
DFA International Small Cap Value Portfolio	3	77%
International Vector Equity Portfolio	2	90%
International High Relative Profitability Portfolio	2	84%
World ex U.S. Value Portfolio	5	80%
World ex U.S. Core Equity Portfolio	3	75%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	88%
Selectively Hedged Global Equity Portfolio	4	87%
Emerging Markets Portfolio	3	69%
Emerging Markets Small Cap Portfolio	2	64%
Emerging Markets Value Portfolio	3	48%
Emerging Markets Core Equity Portfolio	2	62%
Emerging Markets Targeted Value Portfolio	2	93%
Emerging Markets ex China Core Equity Portfolio	3	78%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$95,391	3,390,872	$146
International Core Equity Portfolio	142,555	8,541,488	308
DFA International Small Cap Value Portfolio	4,377	184,669	13
International Vector Equity Portfolio	57,964	4,192,608	71
International High Relative Profitability Portfolio	57,981	4,403,782	83
World ex U.S. Core Equity Portfolio	24,238	1,726,009	32
Emerging Markets Core Equity Portfolio	45,409	1,808,753	93

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty- four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For each of the periods Indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2024

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$8,997,844,388

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,997,844,388

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,997,844
Receivables:
Fund Shares Sold	4,557
Prepaid Expenses and Other Assets	54

Total Assets	9,002,455

LIABILITIES:
Payables:
Fund Shares Redeemed	186,509
Due to Advisor	249
Accrued Expenses and Other Liabilities	481

Total Liabilities	187,239

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,815,216

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,815,216 and shares outstanding of 415,381,946, $0.01 Par Value (1)	$21.22

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,213,074
Total Distributable Earnings (Loss)	1,602,142

NET ASSETS	$8,815,216

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $33,234)	$362,853
Interest	3,211
Income from Securities Lending, Net	2,348
Expenses Allocated from Affiliated Investment Companies	(19,967)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	348,445

Fund Expenses
Investment Management Fees	22,794
Accounting & Transfer Agent Fees	1,203
Filing Fees	69
Shareholders’ Reports	406
Directors’/Trustees’ Fees & Expenses	72
Professional Fees	93
Previously Waived Fees Recovered by Advisor (Note C)	30
Other	624

Total Fund Expenses	25,291

Fees Waived, Expenses Reimbursed by Advisor (Note C)	18,417

Net Expenses	6,874

Net Investment Income (Loss)	341,571

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	156,757
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	1,272,924

Net Realized and Unrealized Gain (Loss)	1,429,681

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,771,252

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio#
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$341,571	$366,595
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	156,757	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,272,924	949,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,771,252	1,268,994

Distributions:
Class R2 Shares	—	43
Institutional Class Shares	(390,125)	(351,486)

Total Distributions	(390,125)	(351,443)

Capital Share Transactions (1):
Shares Issued	1,603,991	1,196,309
Shares Issued in Lieu of Cash Distributions	382,627	344,995
Shares Redeemed	(2,790,656)	(1,714,650)

Net Increase (Decrease) from Capital Share Transactions	(804,038)	(173,346)

Total Increase (Decrease) in Net Assets	577,089	744,205
Net Assets
Beginning of Year	8,238,127	7,493,922

End of Year	$8,815,216	$8,238,127

(1) Shares Issued and Redeemed:
Shares Issued	76,529	63,752
Shares Issued in Lieu of Cash Distributions	18,501	18,392
Shares Redeemed	(133,019)	(91,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,989)	(9,585)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$18.17	$16.19	$19.80	$13.54	$17.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.80	0.79	0.62	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	3.17	1.96	(3.49)	6.23	(3.58)

Total from Investment Operations	3.95	2.76	(2.70)	6.85	(3.20)

Less Distributions:
Net Investment Income	(0.90)	(0.78)	(0.87)	(0.59)	(0.44)
Net Realized Gains	—	—	(0.04)	—	—

Total Distributions	(0.90)	(0.78)	(0.91)	(0.59)	(0.44)

Net Asset Value, End of Year	$21.22	$18.17	$16.19	$19.80	$13.54

Total Return	21.92%	16.93%	(13.90%)	50.90%	(18.87%)

Net Assets, End of Year (thousands)	$8,815,216	$8,238,127	$7,492,497	$8,312,480	$6,557,488
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.30%	0.36%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.49%	0.49%	0.50%	0.56%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.75%	4.27%	4.30%	3.36%	2.57%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2024, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolio. For the year ended October 31, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024 and waived fees/assumed expenses during the year ended October 31, 2024, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$30	$18,417

(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
DFA International Value Portfolio	$—	$—	$147	$147

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amounts paid by the Fund to the CCO were $28 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$123

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise.

Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2023	$351,443	—	$351,443
2024	390,125	—	390,125

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(38,407)	—	$(38,407)

As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$43,161	—	$(82,162)	$1,641,288	$1,602,287

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

Total
DFA International Value Portfolio	$82,162

During the year ended October 31, 2024, the Portfolio used the following capital loss carryforwardsto offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio	$12,535

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,356,015	$1,792,889	$(151,060)	$1,641,829

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes in Net Assets for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio	2	62%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

I. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the year ended October 31, 2024, the DFA International Value Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
DFA International Value Portfolio	$379,425	17,827,770	$490

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2024 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.4%)
ANZ Group Holdings Ltd.	3,720,839	$75,832,577
Aurizon Holdings Ltd.	9,364,075	20,762,649
Bendigo & Adelaide Bank Ltd.	1,005,936	8,104,653
BlueScope Steel Ltd.	2,848,550	37,852,615
Brickworks Ltd.	17,393	308,987
Challenger Ltd.	75,667	299,683
Cleanaway Waste Management Ltd.	2,917,750	5,223,914
Evolution Mining Ltd.	7,618,788	26,121,391
Fortescue Ltd.	919,953	11,520,432
# Harvey Norman Holdings Ltd.	2,061,472	6,182,534
Incitec Pivot Ltd.	4,567,983	9,011,338
National Australia Bank Ltd.	5,570,044	141,173,434
New Hope Corp. Ltd.	73,549	234,828
Northern Star Resources Ltd.	3,152,441	36,582,162
Orica Ltd.	1,203,371	13,669,044
Origin Energy Ltd.	2,980,739	18,820,658
QBE Insurance Group Ltd.	1,348,179	15,221,105
Rio Tinto Ltd.	420,502	33,016,771
Santos Ltd.	12,345,537	54,923,587
Seven Group Holdings Ltd.	145,427	3,962,177
Sonic Healthcare Ltd.	1,364,334	24,040,000
South32 Ltd. (S32 AU)	12,702,062	30,461,498
Suncorp Group Ltd.	3,202,748	37,569,060
# TPG Telecom Ltd.	605,566	1,792,467
Westpac Banking Corp.	5,237,352	109,993,750
Whitehaven Coal Ltd.	3,393,253	15,175,929
Woodside Energy Group Ltd. (WDS AU)	3,367,473	52,998,786
Worley Ltd.	703,008	6,455,505
# Yancoal Australia Ltd.	961,190	4,113,071

TOTAL AUSTRALIA		801,424,605

AUSTRIA — (0.1%)
Erste Group Bank AG	138,521	7,835,536
OMV AG	201,615	8,355,058

TOTAL AUSTRIA		16,190,594

BELGIUM — (0.8%)
Ageas SA	393,983	20,561,317

		Shares	Value»
BELGIUM — (Continued)
	Anheuser-Busch InBev SA (ABI BB)	143,125	$8,486,077
	KBC Group NV	590,205	42,991,216
	Solvay SA	215,011	8,747,535
	Syensqo SA	215,011	16,679,531

TOTAL BELGIUM			97,465,676

CANADA — (10.5%)
	Agnico Eagle Mines Ltd. (AEM US)	399,882	34,505,818
	AltaGas Ltd.	450,341	10,760,832
	ARC Resources Ltd.	62,874	1,041,315
	Bank of Montreal (BMO CN)	1,808	164,757
	Bank of Montreal (BMO US)	1,308,032	119,187,876
	Bank of Nova Scotia (BNS CN)	503,391	25,918,843
	Bank of Nova Scotia (BNS US)	1,310,049	67,454,423
	Barrick Gold Corp. (ABX CN)	42,338	818,268
	Barrick Gold Corp. (GOLD US)	1,517,648	29,320,959
	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	107,988,684
	Canadian Imperial Bank of Commerce (CM US)	496,982	31,091,194
#	Canadian Tire Corp. Ltd., Class A	59,246	6,304,794
	Cenovus Energy, Inc. (CVE US)	896,407	14,405,260
	Empire Co. Ltd., Class A	79,999	2,308,011
#	Endeavour Mining PLC	296,919	6,574,505
	Fairfax Financial Holdings Ltd.	96,097	119,418,131
*	First Quantum Minerals Ltd.	1,218,942	15,749,462
	Great-West Lifeco, Inc.	16,464	552,446
	iA Financial Corp., Inc.	357,153	29,098,600
	IGM Financial, Inc.	65,682	1,973,267
	Kinross Gold Corp. (KCN)	4,622,914	46,649,148
	Kinross Gold Corp. (KGC US)	351,321	3,541,316
	Lundin Mining Corp.	2,673,705	26,000,622

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc. (MGA US)	758,704	$29,946,047
	Manulife Financial Corp. (MFC CN)	450,447	13,157,381
	Manulife Financial Corp. (MFC US)	2,633,848	76,934,700
*	MEG Energy Corp.	436,066	7,970,611
	Nutrien Ltd. (NTR US)	1,146,006	54,641,557
	Onex Corp.	88,109	6,342,000
#	Pan American Silver Corp. (PAAS US)	101,310	2,371,667
	Suncor Energy, Inc. (SU CN)	840,913	31,743,752
	Suncor Energy, Inc. (SU US)	2,343,254	88,504,704
	Teck Resources Ltd. (TECK US), Class B	1,908,731	88,736,904
	Teck Resources Ltd. (TECKB CN), Class B	3,183	148,091
	Toronto-Dominion Bank (TD CN)	308,375	17,047,168
#	Toronto-Dominion Bank (TD US)	2,242,153	123,923,796
	Tourmaline Oil Corp.	1,012,303	46,669,106
	West Fraser Timber Co. Ltd. (WFG CN)	150,880	13,626,717
#	West Fraser Timber Co. Ltd. (WFG US)	11,473	1,037,159
#	Whitecap Resources, Inc.	1,616,579	12,063,243

TOTAL CANADA			1,315,693,134

DENMARK — (2.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,341	5,094,821
	AP Moller - Maersk AS (MAERSKB DC), Class B	3,510	5,551,989
	Carlsberg AS, Class B	315,817	34,902,092
#	Coloplast AS, Class B	263,971	33,062,523
	Danske Bank AS	945,349	27,953,062
*	Demant AS	202,156	7,466,877
	DSV AS	370,073	81,010,994
*	Genmab AS (GMAB DC)	53,312	11,939,608
	H Lundbeck AS (HLUNB DC)	90,194	587,145
	Novo Nordisk AS (NOVOB DC), Class B	59,506	6,674,490

		Shares	Value»
DENMARK — (Continued)
	Novonesis (Novozymes) B, Class B	925,882	$58,184,044
	Pandora AS	259,086	39,172,799
	Rockwool AS (ROCKA DC), Class A	91	39,065
	Rockwool AS (ROCKB DC), Class B	18,336	7,934,905
*	Svitzer Group AS	12,265	427,789
	Tryg AS	391,091	9,230,040
*	Vestas Wind Systems AS	1,382,536	26,347,440
*	Zealand Pharma AS	1,850	213,569

TOTAL DENMARK			355,793,252

FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	6,269,264
	Nokia OYJ (NOKIA FH)	10,009,206	47,363,761
	Nordea Bank Abp (NDA FH)	290,012	3,395,165
	Nordea Bank Abp (NDA SS)	2,159,163	25,265,894
	Stora Enso OYJ, Class R	1,009,352	11,263,810

TOTAL FINLAND			93,557,894

FRANCE — (10.5%)
Ω	Amundi SA	67,754	4,912,440
	Arkema SA	100,933	8,894,429
	BNP Paribas SA	1,245,833	85,082,896
	Bollore SE	1,793,750	11,198,334
	Bouygues SA	917,705	29,496,434
	Carrefour SA	1,648,476	26,179,327
	Cie de Saint-Gobain SA	1,817,699	164,837,853
	Cie Generale des Etablissements Michelin SCA	2,740,740	92,624,693
	Credit Agricole SA	1,088,951	16,691,529
	Eiffage SA	284,086	26,440,915
	Engie SA	5,476,133	91,788,256
	Orange SA (ORA FP)	6,501,854	71,427,413
	Publicis Groupe SA (PUB FP)	374,382	39,790,566
	Renault SA	692,307	31,676,107
	Rexel SA	591,057	16,284,472
	Sanofi SA (SAN FP)	1,163,191	122,925,756
	Societe Generale SA	1,688,708	48,502,161
	TotalEnergies SE (TTE FP)	6,624,783	415,742,527

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Vivendi SE	420,828	$4,496,771

TOTAL FRANCE			1,308,992,879

GERMANY — (5.8%)
	BASF SE	1,742,313	84,698,386
	Bayer AG	583,862	15,733,280
	Bayerische Motoren Werke AG	900,312	70,976,987
	Commerzbank AG	3,266,752	57,937,857
	Continental AG	268,707	16,770,087
*Ω	Covestro AG	486,865	30,836,284
	Daimler Truck Holding AG	1,908,515	78,918,284
	Deutsche Bank AG (DB US)	1,417,940	24,019,904
	Deutsche Bank AG (DBK GR)	2,534,724	43,064,374
	Deutsche Lufthansa AG	524,114	3,641,998
	Deutsche Post AG	191,688	7,700,014
	Deutsche Telekom AG (DTE GR)	405,449	12,258,147
#Ω	DWS Group GmbH & Co. KGaA	19,253	821,688
	Evonik Industries AG	206,894	4,559,774
	Fresenius Medical Care AG (FME GR)	361,274	14,142,057
*	Fresenius SE & Co. KGaA	565,563	20,649,064
#Ω	Hapag-Lloyd AG	11,832	2,074,975
	Heidelberg Materials AG	490,528	54,026,297
	Henkel AG & Co. KGaA	117,063	9,137,544
	Mercedes-Benz Group AG	2,274,399	138,171,214
	RWE AG	547,976	17,759,672
*	Talanx AG	62,497	4,816,531
#	Volkswagen AG	85,438	8,512,208

TOTAL GERMANY			721,226,626

HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	25,066,599
#	Cathay Pacific Airways Ltd.	7,060,999	7,344,196
	CK Asset Holdings Ltd.	2,522,803	10,313,130
	CK Hutchison Holdings Ltd.	5,844,984	30,739,521
#Ω	ESR Group Ltd.	1,613,600	2,187,581

		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co. Ltd.	1,643,485	$5,270,137
	MTR Corp. Ltd.	1,450,433	5,277,245
	Sino Land Co. Ltd.	6,122,656	6,127,296
	Sun Hung Kai Properties Ltd.	1,662,420	18,000,626
	Swire Pacific Ltd. (19 HK), Class A	1,252,000	10,486,340
	Swire Pacific Ltd. (87 HK), Class B	2,672,500	3,606,259
Ω	WH Group Ltd.	29,785,196	23,182,308
	Xinyi Glass Holdings Ltd.	1,118,126	1,269,728

TOTAL HONG KONG			148,870,966

IRELAND — (0.1%)
	AIB Group PLC	975,783	5,231,213
	Bank of Ireland Group PLC	1,341,875	12,436,775

TOTAL IRELAND			17,667,988

ISRAEL — (0.7%)
	Bank Hapoalim BM	1,744,949	18,181,045
	Bank Leumi Le-Israel BM	2,824,004	28,690,541
#*	Clal Insurance Enterprises Holdings Ltd.	209,636	4,017,081
#	Delek Group Ltd.	39,719	4,678,676
	Harel Insurance Investments & Financial Services Ltd.	439,361	4,581,202
	Israel Discount Bank Ltd., Class A	3,035,053	17,840,020
#	Migdal Insurance & Financial Holdings Ltd.	1,172,044	1,907,320
	Phoenix Financial Ltd.	304,192	3,527,106
*	Shikun & Binui Ltd.	14,619	38,686

TOTAL ISRAEL			83,461,677

ITALY — (2.3%)
	Banco BPM SpA	2,118,518	14,289,593
	Eni SpA (ENI IM)	4,267,250	65,003,801
	Stellantis NV (STLA US)	208,034	2,833,423
#	Stellantis NV (STLA UX)	2,546,971	34,689,745
	Stellantis NV (STLAM IM)	3,233,234	44,302,820

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»
ITALY — (Continued)
Tenaris SA (TS US), ADR	50,320	$1,654,522
UniCredit SpA	2,917,672	129,075,398

TOTAL ITALY		291,849,302

JAPAN — (20.3%)
Acom Co. Ltd.	136,600	320,963
AGC, Inc.	891,869	27,331,443
Air Water, Inc.	340,286	4,280,474
Aisin Corp.	1,908,300	19,841,303
Alfresa Holdings Corp.	235,599	3,399,234
Amada Co. Ltd.	1,065,300	10,498,424
Asahi Group Holdings Ltd.	3,188,100	38,274,014
Asahi Kasei Corp.	3,679,587	25,384,297
Bridgestone Corp.	601,800	21,445,199
Brother Industries Ltd.	746,800	14,545,596
Canon Marketing Japan, Inc.	139,900	4,202,462
Chiba Bank Ltd.	1,064,000	7,764,768
Coca-Cola Bottlers Japan Holdings, Inc.	217,357	2,784,083
COMSYS Holdings Corp.	133,599	2,803,058
Concordia Financial Group Ltd.	1,793,800	8,885,224
Cosmo Energy Holdings Co. Ltd.	273,700	13,509,750
Credit Saison Co. Ltd.	493,392	11,097,502
Dai Nippon Printing Co. Ltd.	538,000	9,337,727
Daicel Corp.	617,900	5,453,624
Daido Steel Co. Ltd.	134,700	1,043,021
Dai-ichi Life Holdings, Inc.	1,239,947	30,912,253
Daiwa House Industry Co. Ltd.	1,028,200	30,669,816
Daiwa Securities Group, Inc.	574,500	3,758,540
Denso Corp.	478,000	6,789,270
# Dentsu Group, Inc.	83,900	2,589,804
Dowa Holdings Co. Ltd.	105,700	3,591,175
ENEOS Holdings, Inc.	9,503,003	47,938,334
EXEO Group, Inc.	153,100	1,566,943
Fuji Media Holdings, Inc.	49,800	562,960
FUJIFILM Holdings Corp.	845,500	20,113,021
Fukuoka Financial Group, Inc.	259,600	5,921,881
Fuyo General Lease Co. Ltd.	34,600	2,448,408
Gunma Bank Ltd.	223,000	1,255,841

		Shares	Value»
JAPAN — (Continued)
	Hachijuni Bank Ltd.	651,143	$3,573,301
	Hakuhodo DY Holdings, Inc.	218,799	1,733,963
	Hankyu Hanshin Holdings, Inc.	629,500	17,116,135
	Haseko Corp.	739,472	8,938,076
	Hitachi Construction Machinery Co. Ltd.	310,100	6,728,125
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	102,003,231
	House Foods Group, Inc.	1,300	25,340
	Hulic Co. Ltd.	90,700	839,915
	Idemitsu Kosan Co. Ltd.	3,065,810	20,900,960
	Iida Group Holdings Co. Ltd.	267,151	3,872,894
	INFRONEER Holdings, Inc.	398,421	2,995,044
	Inpex Corp.	2,444,583	32,224,617
	Isuzu Motors Ltd.	1,896,400	24,523,838
	Iwatani Corp.	244,800	3,191,214
	Iyogin Holdings, Inc.	128,800	1,222,699
	J Front Retailing Co. Ltd.	828,217	8,795,391
	Japan Airlines Co. Ltd.	293,800	4,711,988
	Japan Post Bank Co. Ltd.	141,100	1,260,213
	Japan Post Holdings Co. Ltd.	1,397,610	12,894,466
	Japan Post Insurance Co. Ltd.	134,400	2,214,671
	JFE Holdings, Inc.	1,350,893	16,263,897
	JTEKT Corp.	130,140	877,798
	Kajima Corp.	776,800	13,380,783
	Kamigumi Co. Ltd.	315,700	6,589,162
	Kandenko Co. Ltd.	51,900	759,481
	Kawasaki Heavy Industries Ltd.	108,367	4,149,190
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,582,792
	Kewpie Corp.	6,277	148,440
	Kinden Corp.	224,100	4,644,744
	Kobe Steel Ltd.	1,125,962	12,135,276
	Koito Manufacturing Co. Ltd.	549,500	7,115,391
	Kokuyo Co. Ltd.	14,200	228,455
	Komatsu Ltd.	510,500	13,214,438
	Kubota Corp. (6326 JP)	1,599,763	20,440,303
	Kuraray Co. Ltd.	1,303,291	17,661,502
	Kyocera Corp.	978,500	9,923,662
	Kyoto Financial Group, Inc.	454,716	6,673,580

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyudenko Corp.	6,700	$240,533
	Kyushu Financial Group, Inc.	486,500	2,203,276
	Lixil Corp.	812,485	9,537,243
	LY Corp.	2,270,800	6,194,258
	Mabuchi Motor Co. Ltd.	88,700	1,269,257
	Marubeni Corp.	509,300	7,613,640
	Mazda Motor Corp.	1,805,500	12,763,970
	Mebuki Financial Group, Inc.	1,565,010	5,853,767
	Medipal Holdings Corp.	285,450	4,522,589
	MEIJI Holdings Co. Ltd.	398,300	9,291,213
	Mitsubishi Chemical Group Corp.	3,797,747	20,492,977
	Mitsubishi Corp.	2,120,600	38,794,404
	Mitsubishi Electric Corp.	1,114,400	19,605,117
	Mitsubishi Estate Co. Ltd.	745,039	11,017,657
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,635,141
	Mitsubishi HC Capital, Inc.	2,653,300	17,767,122
	Mitsubishi Logistics Corp.	530,500	3,556,383
	Mitsubishi Motors Corp.	2,094,790	6,223,696
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	11,282,250	118,917,557
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	1,962,417	20,762,372
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,470,968
	Mitsui Chemicals, Inc.	812,360	18,559,020
	Mitsui Fudosan Co. Ltd.	2,413,700	20,594,529
#	Mitsui OSK Lines Ltd.	879,500	29,943,057
	Mizuho Financial Group, Inc. (8411 JP)	2,245,680	46,644,996
	MS&AD Insurance Group Holdings, Inc.	1,350,459	29,871,247
	Nagase & Co. Ltd.	25,200	522,962
	NEC Corp.	165,810	14,108,834
	NGK Insulators Ltd.	711,500	8,765,028

		Shares	Value»
JAPAN — (Continued)
	NH Foods Ltd.	272,867	$9,452,187
	NHK Spring Co. Ltd.	211,600	2,589,952
	Nikon Corp.	557,100	6,901,462
	Nippon Electric Glass Co. Ltd.	83,799	1,906,988
	NIPPON EXPRESS HOLDINGS, Inc.	308,624	15,215,750
	Nippon Steel Corp.	1,341,393	26,840,441
#	Nippon Yusen KK	1,103,500	36,944,528
#	Nissan Motor Co. Ltd.	4,752,584	12,661,123
	Nisshin Seifun Group, Inc.	248,600	2,902,414
	Niterra Co. Ltd.	373,000	10,571,327
	NOK Corp.	140,465	2,013,936
	Nomura Holdings, Inc. (8604 JP)	3,219,302	16,508,271
	Nomura Real Estate Holdings, Inc.	567,300	13,966,764
	NSK Ltd.	303,491	1,383,831
	Obayashi Corp.	1,189,382	14,580,898
	Oji Holdings Corp.	3,428,000	12,747,367
	Ono Pharmaceutical Co. Ltd.	31,400	392,192
	Open House Group Co. Ltd.	122,500	4,515,515
	ORIX Corp. (8591 JP)	1,961,300	41,324,337
	Panasonic Holdings Corp.	4,038,699	33,238,637
	Resona Holdings, Inc.	4,095,139	27,018,758
	Resonac Holdings Corp.	803,024	19,100,226
	Ricoh Co. Ltd.	1,843,900	19,974,377
	Rinnai Corp.	46,600	1,020,864
	Rohm Co. Ltd.	309,400	3,411,081
	SBI Holdings, Inc.	358,899	7,881,098
	Seiko Epson Corp.	883,632	16,060,592
	Seino Holdings Co. Ltd.	411,100	6,630,081
	Sekisui Chemical Co. Ltd.	447,100	6,309,877
	Sekisui House Ltd.	1,446,900	34,944,884
	Seven & i Holdings Co. Ltd.	2,135,100	30,745,297
	Shimamura Co. Ltd.	102,000	5,250,548
	Shimizu Corp.	545,326	3,612,740
	Shizuoka Financial Group, Inc.	741,300	5,915,228
	SoftBank Group Corp.	792,100	47,223,802
	Sohgo Security Services Co. Ltd.	93,000	646,603
	Sojitz Corp.	655,840	13,403,221
	Sompo Holdings, Inc.	791,568	16,970,488
	Stanley Electric Co. Ltd.	456,100	7,800,781

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Subaru Corp.	1,829,084	$32,666,030
#	SUMCO Corp.	906,500	8,667,427
	Sumitomo Chemical Co. Ltd.	1,323,600	3,533,667
	Sumitomo Corp.	1,500,200	31,648,832
	Sumitomo Electric Industries Ltd.	2,893,100	44,503,269
	Sumitomo Forestry Co. Ltd.	598,600	23,060,372
	Sumitomo Heavy Industries Ltd.	445,617	9,929,660
	Sumitomo Metal Mining Co. Ltd.	435,264	12,034,426
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	4,482,500	95,094,125
	Sumitomo Mitsui Trust Group, Inc.	1,048,087	22,984,876
	Sumitomo Realty & Development Co. Ltd.	974,300	28,901,375
	Sumitomo Rubber Industries Ltd.	706,155	7,237,130
	Suntory Beverage & Food Ltd.	14,300	482,402
	Suzuken Co. Ltd.	102,500	3,351,130
	Suzuki Motor Corp.	1,067,100	10,589,184
	Taiheiyo Cement Corp.	217,387	4,735,842
	Taisei Corp.	113,500	4,779,655
	Takashimaya Co. Ltd.	859,200	6,802,769
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,657,771	74,154,980
	TBS Holdings, Inc.	57,200	1,407,622
	THK Co. Ltd.	170,400	2,813,209
	Tokyo Century Corp.	400,800	4,077,639
	Tokyo Tatemono Co. Ltd.	870,300	14,211,817
	Tokyu Fudosan Holdings Corp.	2,629,400	16,408,518
	TOPPAN Holdings, Inc.	587,100	17,173,408
	Toray Industries, Inc.	2,171,900	11,810,940
	Tosoh Corp.	958,800	11,913,663
	TOTO Ltd.	129,800	3,621,393
	Toyo Seikan Group Holdings Ltd.	385,349	5,752,503
	Toyo Tire Corp.	334,200	4,741,582
	Toyoda Gosei Co. Ltd.	188,300	3,199,274
	Toyota Boshoku Corp.	234,200	3,126,389
	Toyota Industries Corp.	158,900	11,015,274
	Toyota Motor Corp. (7203 JP)	4,942,338	85,158,425

		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	1,509,900	$25,666,358
	Yamada Holdings Co. Ltd.	681,528	1,957,003
	Yamaguchi Financial Group, Inc.	157,706	1,544,227
	Yamaha Motor Co. Ltd.	2,888,700	25,250,177
	Yamato Holdings Co. Ltd.	620,700	6,583,269
	Yamato Kogyo Co. Ltd.	72,400	3,458,158
	Yokohama Rubber Co. Ltd.	564,500	11,571,206

TOTAL JAPAN			2,534,815,871

NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV	895,172	14,793,340
	Aegon Ltd. (AEG US)	31,012	194,755
#	Aegon Ltd. (AGN NA)	2,863,375	18,073,104
#	Akzo Nobel NV	277,853	17,730,738
	ArcelorMittal SA (MT NA)	317,689	7,857,802
#	ArcelorMittal SA (MT US)	640,003	15,756,876
	ASR Nederland NV	513,950	24,360,714
	Coca-Cola Europacific Partners PLC	96,373	7,296,833
	HAL Trust	1,136	140,859
	Heineken NV	356,789	29,262,660
	ING Groep NV (INGA NA)	4,971,616	84,370,232
	JDE Peet’s NV	131,691	2,973,118
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	132,114,146
	Koninklijke KPN NV	7,233,183	28,279,343
*	Koninklijke Philips NV (PHG US)	587,129	15,382,780
*	Koninklijke Philips NV (PHIA NA)	1,191,803	31,354,916
	NN Group NV	903,508	44,355,241
	Prosus NV (PRX NA)	471,257	19,872,603
	Randstad NV	193,411	8,917,685

TOTAL NETHERLANDS			503,087,745

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,405,917	10,498,310
	Chorus Ltd. (CNU NZ)	195,823	1,024,269
*	Fletcher Building Ltd. (FBU NZ)	1,956,744	3,479,376
#	Fonterra Co-Operative Group Ltd.	293,628	864,474

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	NEW ZEALAND — (Continued)
#	Infratil Ltd.	479,294	$3,598,286
	Mercury NZ Ltd.	249,991	983,986
	Meridian Energy Ltd.	197,950	702,994
*	Ryman Healthcare Ltd.	75,725	224,177
	Summerset Group Holdings Ltd.	158,982	1,173,994

	TOTAL NEW ZEALAND		22,549,866

	NORWAY — (0.7%)
	Aker BP ASA	622,602	13,322,231
	Aker Solutions ASA	142,451	674,980
	Austevoll Seafood ASA	50,990	442,551
Ω	BW LPG Ltd.	325,899	4,203,179
	DNB Bank ASA	1,429,755	29,628,769
	Golden Ocean Group Ltd.	186,950	2,022,288
	Leroy Seafood Group ASA	30,334	139,794
	Norsk Hydro ASA	2,197,036	13,637,770
	SpareBank 1 Sor-Norge ASA	354,504	4,697,476
	Stolt-Nielsen Ltd.	159,777	4,566,421
	Subsea 7 SA	573,605	8,816,217
#	Wallenius Wilhelmsen ASA	540,692	5,375,753
	Wilh Wilhelmsen Holding ASA, Class A	6,370	237,186
#	Yara International ASA	158,996	4,796,609

	TOTAL NORWAY		92,561,224

	PORTUGAL — (0.1%)
	EDP Renovaveis SA	279,540	3,788,775
	Galp Energia SGPS SA	454,681	7,771,353

	TOTAL PORTUGAL		11,560,128

	SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	2,461,400	5,199,923
	City Developments Ltd.	1,179,300	4,621,914
	Hongkong Land Holdings Ltd.	1,707,100	7,319,341
	Jardine Cycle & Carriage Ltd.	198,500	4,155,997
	Keppel Ltd.	5,705,800	27,470,301
	Olam Group Ltd.	82,200	66,306
	Oversea-Chinese Banking Corp. Ltd.	1,409,600	16,172,485
#*	Seatrium Ltd.	3,882,814	5,534,605

		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	1,606,700	$39,057,332
	UOL Group Ltd.	974,274	3,936,745
	Wilmar International Ltd.	6,148,500	14,841,031

TOTAL SINGAPORE			128,375,980

SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,651,895	66,217,435
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	768,961	7,635,783
	Banco de Sabadell SA	862,269	1,681,755
#	Banco Santander SA (SAN SM)	33,828,020	165,263,081
	Banco Santander SA (SAN US), Sponsored ADR	219,342	1,066,002
	CaixaBank SA	8,447,967	51,479,872
	Repsol SA (REP SM)	4,633,973	58,009,774

TOTAL SPAIN			351,353,702

SWEDEN — (2.5%)
	Billerud Aktiebolag	230,275	2,044,636
	Boliden AB	994,756	31,120,081
	Bure Equity AB	22,548	807,579
Ω	Dometic Group AB	186,450	1,012,501
	Essity AB (ESSITYB SS), Class B	767,530	21,689,438
	Getinge AB, Class B	159,027	2,813,292
	Hexagon AB, Class B	199,990	1,869,731
	Hexpol AB	71,844	683,168
	Holmen AB (HOLMA SS), Class A	5,562	212,843
	Holmen AB (HOLMB SS), Class B	176,174	6,962,047
#	Husqvarna AB (HUSQB SS), Class B	817,126	5,277,207
	Loomis AB	222,844	6,981,509
	Pandox AB	118,934	2,068,063
	Securitas AB, Class B	953,635	11,218,450
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	41,468,999
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	207,422
	Skanska AB, Class B	730,459	14,870,723

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SKF AB (SKFB SS), Class B	1,204,906	$22,854,570
	SSAB AB (SSABA SS), Class A	564,486	2,715,988
	SSAB AB (SSABB SS), Class B	1,830,262	8,633,676
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	452,441
	Svenska Cellulosa AB SCA (SCAB SS), Class B	594,134	7,865,892
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	13,881,687
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	501,305
#	Swedbank AB, Class A	1,001,439	20,319,720
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	208,667	1,748,629
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,906,205	41,134,149
#	Telia Co. AB	5,083,177	14,783,550
	Trelleborg AB, Class B	526,013	17,497,889
	Vitrolife AB	18,157	403,942
	Volvo AB (VOLVA SS), Class A	65,426	1,716,711
#*	Volvo Car AB, Class B	921,099	1,990,234

TOTAL SWEDEN			307,808,072

SWITZERLAND — (9.9%)
	Alcon, Inc. (ALC SW)	498,597	45,797,550
	Alcon, Inc. (ALC US)	99,798	9,176,463
	Baloise Holding AG	100,891	19,308,449
	Banque Cantonale Vaudoise	12,011	1,196,861
#	Barry Callebaut AG	2,368	4,153,204
	Cie Financiere Richemont SA, Class A	787,983	114,730,611
	DSM-Firmenich AG	174,413	20,682,452
	Holcim AG (HOLN FP)	375,078	36,954,011
	Holcim AG (HOLN SW)	895,794	87,967,575
	Julius Baer Group Ltd.	481,801	29,376,161
	Lonza Group AG	91,942	56,574,487
	Novartis AG (NOVN SW)	1,498,276	162,572,310

		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	471,678	$51,129,895
	Sandoz Group AG (SDZ SW)	305,284	13,917,377
	Sandoz Group AG (SDZNY US), ADR	275,714	12,575,316
	Schindler Holding AG	7,078	2,017,883
	SIG Group AG	20,660	445,846
	Swatch Group AG (UHR SW)	1,718	352,539
	Swatch Group AG (UHRN SW)	48,868	1,979,988
	Swiss Life Holding AG	77,691	63,263,751
	Swiss Prime Site AG	90,301	9,796,000
	Swiss Re AG	571,718	73,001,138
	Swisscom AG	94,854	57,792,745
#*	UBS Group AG (UBS US)	402,601	12,351,780
	UBS Group AG (UBSG SW)	4,817,074	147,344,579
	Zurich Insurance Group AG	344,994	203,410,100

TOTAL SWITZERLAND			1,237,869,071

UNITED KINGDOM — (12.8%)
	3i Group PLC	306,260	12,559,025
	Anglo American PLC	1,263,029	39,154,427
	Barclays PLC (BARC LN)	6,566,965	20,131,058
	Barclays PLC (BCS US), Sponsored ADR	3,590,042	44,552,421
	Barratt Redrow PLC	1,172,367	6,754,694
	BP PLC (BP LN)	7,690,578	37,613,230
	BP PLC (BP US), Sponsored ADR	1,974,204	57,962,629
	British American Tobacco PLC (BATS LN)	2,449,842	85,668,782
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	5,601,522
	BT Group PLC	26,353,717	47,056,903
	Centrica PLC	2,587,352	3,916,683
	DS Smith PLC	4,251,087	29,887,922
#*	Flutter Entertainment PLC	2,095	490,215
	Glencore PLC	12,424,779	65,163,472
	HSBC Holdings PLC (HSBA LN)	11,272,844	103,462,391

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	$96,331,941
	Investec PLC	538,964	4,149,682
	J Sainsbury PLC	5,562,104	19,149,183
	Kingfisher PLC	6,401,753	24,210,169
	Lloyds Banking Group PLC (LLOY LN)	127,829,976	87,742,549
	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	5,073,112
	M&G PLC	1,041,957	2,610,361
	Marks & Spencer Group PLC	10,812	52,459
	Mondi PLC	442,742	7,169,415
	NatWest Group PLC (NWG LN)	12,934,387	61,286,383
	NatWest Group PLC (NWG US), Sponsored ADR	1,170,624	11,191,165
#	Pearson PLC (PSO US), Sponsored ADR	459,091	6,702,729
	Shell PLC (SHEL LN)	307,658	10,271,880
	Shell PLC (SHEL US), ADR	8,154,062	550,806,888
	Standard Chartered PLC	3,879,521	44,988,425
	Taylor Wimpey PLC	6,600,738	12,479,894
	Tesco PLC	9,436,697	41,669,363
	Vodafone Group PLC (VOD LN)	52,167,273	48,511,170
	Vodafone Group PLC (VOD US), Sponsored ADR	1,141,673	10,583,311
	Whitbread PLC	29,111	1,132,619

TOTAL UNITED KINGDOM			1,606,088,072

	Shares	Value»
UNITED STATES — (0.1%)
Newmont Corp., CDI	5,654	$261,995
Smurfit WestRock PLC	221,379	11,401,018

TOTAL UNITED STATES		11,663,013

TOTAL COMMON STOCKS		12,059,927,337

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Bayerische Motoren Werke AG, 8.912%	152,008	11,185,822
Henkel AG & Co. KGaA, 2.328%	328,024	28,404,553
Porsche Automobil Holding SE, 6.732%	98,226	4,080,628
Volkswagen AG, 10.228%	211,488	20,527,610

TOTAL GERMANY		64,198,613

TOTAL INVESTMENT SECURITIES (Cost $9,273,595,782)		12,124,125,950

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	34,140,086	394,864,234

TOTAL INVESTMENTS — (100.0%) (Cost $9,668,453,863)		$12,518,990,184

As of October 31, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	131	12/20/24	$38,425,451	$37,587,175	$(838,276)

Total Futures Contracts			$38,425,451	$37,587,175	$(838,276)

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $84,024,296 or 0.7% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$801,424,605	—	$801,424,605
Austria	—	16,190,594	—	16,190,594
Belgium	—	97,465,676	—	97,465,676
Canada	$1,315,693,134	—	—	1,315,693,134
Denmark	—	355,793,252	—	355,793,252
Finland	6,269,264	87,288,630	—	93,557,894
France	—	1,308,992,879	—	1,308,992,879
Germany	24,019,904	697,206,722	—	721,226,626
Hong Kong	—	148,870,966	—	148,870,966
Ireland	—	17,667,988	—	17,667,988
Israel	—	83,461,677	—	83,461,677
Italy	39,177,690	252,671,612	—	291,849,302
Japan	28,233,340	2,506,582,531	—	2,534,815,871
Netherlands	31,334,411	471,753,334	—	503,087,745
New Zealand	—	22,549,866	—	22,549,866
Norway	—	92,561,224	—	92,561,224
Portugal	—	11,560,128	—	11,560,128
Singapore	—	128,375,980	—	128,375,980
Spain	8,701,785	342,651,917	—	351,353,702
Sweden	1,748,629	306,059,443	—	307,808,072
Switzerland	85,233,454	1,152,635,617	—	1,237,869,071
United Kingdom	788,805,718	817,282,354	—	1,606,088,072
United States	11,401,018	261,995	—	11,663,013
Preferred Stocks Germany	—	64,198,613	—	64,198,613
Securities Lending Collateral	—	394,864,234	—	394,864,234

Total Investments in Securities	$2,340,618,347	$10,178,371,837	—	$12,518,990,184

Financial Instruments Liabilities
Futures Contracts**	(838,276)	—	—	(838,276)

Total Financial Instruments	$(838,276)	—	—	$(838,276)

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.0%)
	Akatsuki, Inc.	24,700	$341,844
*	AlphaPolis Co. Ltd.	7,500	108,006
	Amuse, Inc.	32,379	287,936
*	Anycolor, Inc.	63,600	898,123
	Asahi Net, Inc.	92,000	379,849
	Ateam, Inc.	2,100	8,419
*	Atrae, Inc.	84,200	427,368
	Avex, Inc.	84,400	830,560
*	Bank of Innovation, Inc.	6,200	206,944
	Broadmedia Corp.	15,821	148,390
	Ceres, Inc.	41,400	429,744
*	COLOPL, Inc.	175,800	610,300
*	Cover Corp.	105,900	1,318,771
	Daiichikosho Co. Ltd.	269,235	3,364,269
	DeNA Co. Ltd.	264,500	3,240,509
	Digital Holdings, Inc.	29,100	190,337
*	Drecom Co. Ltd.	3,500	20,106
	Fibergate, Inc.	29,900	195,776
	Freebit Co. Ltd.	65,800	544,933
*	GA Technologies Co. Ltd.	52,800	379,384
*	giftee, Inc.	58,800	359,119
	Gree, Inc.	308,200	939,547
*	Gumi, Inc.	20,000	41,153
	GungHo Online Entertainment, Inc.	207,000	4,610,780
	IG Port, Inc.	50,400	615,400
	Imagica Group, Inc.	70,100	246,145
	i-mobile Co. Ltd.	138,600	459,843
	Intage Holdings, Inc.	56,300	587,432
	IPS, Inc.	18,699	293,506
	ITmedia, Inc.	38,700	403,017
*	Japan Communications, Inc.	642,300	598,622
	Kakaku.com, Inc.	62,600	961,222
	Kamakura Shinsho Ltd.	76,100	257,861
*	KLab, Inc.	146,900	173,358
*	LIFULL Co. Ltd.	164,700	157,595
*	Macbee Planet, Inc.	11,600	200,231
	Macromill, Inc.	146,497	774,194
	MarkLines Co. Ltd.	68,300	1,223,085
	Marvelous, Inc.	142,900	546,726
	MIXI, Inc.	216,600	3,992,821
	MTI Ltd.	10,400	77,547
*	NexTone, Inc.	13,600	150,761
	Okinawa Cellular Telephone Co.	157,500	4,480,614
	Oricon, Inc.	23,100	125,633
	Port, Inc.	49,300	598,458

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
*	PR Times Corp.	7,874	$81,645
	Proto Corp.	156,700	1,457,969
	Septeni Holdings Co. Ltd.	31,400	91,826
*	Sharingtechnology, Inc.	52,900	271,776
	SKY Perfect JSAT Holdings, Inc.	897,900	5,128,231
	Toei Co. Ltd.	57,700	1,848,003
	Tohokushinsha Film Corp.	284,400	1,131,503
	Tow Co. Ltd.	92,400	193,611
	TV Asahi Holdings Corp.	94,500	1,229,979
	Tv Tokyo Holdings Corp.	59,200	1,325,466
	U-Next Holdings Co. Ltd.	125,400	4,000,208
	ValueCommerce Co. Ltd.	105,400	751,606
	Vector, Inc.	137,600	855,676
	Vision, Inc.	132,900	914,064
	Wowow, Inc.	21,800	144,801
	Zenrin Co. Ltd.	132,250	700,095
	ZIGExN Co. Ltd.	284,600	1,073,118

TOTAL COMMUNICATION SERVICES			58,005,815

CONSUMER DISCRETIONARY — (16.3%)
	&Do Holdings Co. Ltd.	38,400	262,709
	AB&Company Co. Ltd.	2,500	14,695
	Adastria Co. Ltd.	162,720	3,760,667
*	Adventure, Inc.	13,900	341,260
	Aeon Fantasy Co. Ltd.	37,032	646,641
	Aeon Kyushu Co. Ltd.	2,500	48,242
	Ahresty Corp.	71,299	256,085
	Ainavo Holdings Co. Ltd.	11,200	41,609
*	Airtrip Corp.	44,700	302,045
	Aisan Industry Co. Ltd.	208,600	1,845,563
*	Akebono Brake Industry Co. Ltd.	207,100	163,008
	Alleanza Holdings Co. Ltd.	73,100	512,325
	Alpen Co. Ltd.	90,000	1,207,604
	Alpha Corp.	19,600	150,820
	Amiyaki Tei Co. Ltd.	73,842	803,984
	AOKI Holdings, Inc.	173,700	1,346,703
	Aoyama Trading Co. Ltd.	163,100	1,398,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Arata Corp.	171,200	$3,843,603
	ARCLANDS Corp.	248,376	2,713,694
	Asahi Co. Ltd.	90,700	909,754
	Ashimori Industry Co. Ltd.	26,599	445,222
	ASKUL Corp.	227,500	2,868,741
	Asti Corp.	12,200	152,527
*	Atsugi Co. Ltd.	4,600	26,580
	Aucnet, Inc.	64,600	1,008,266
	Autobacs Seven Co. Ltd.	384,200	3,574,153
	Avantia Co. Ltd.	33,100	166,196
	Beauty Garage, Inc.	37,100	354,041
	Beenos, Inc.	69,600	1,261,942
	Belluna Co. Ltd.	231,200	1,076,740
	Bic Camera, Inc.	452,100	5,031,793
	Bookoff Group Holdings Ltd.	66,600	639,388
	BRONCO BILLY Co. Ltd.	9,300	227,537
	BuySell Technologies Co. Ltd.	5,800	156,206
	Casio Computer Co. Ltd.	94,900	691,732
	Central Automotive Products Ltd.	80,500	2,424,558
	Central Sports Co. Ltd.	36,686	588,463
	Chikaranomoto Holdings Co. Ltd.	41,400	293,758
	Chiyoda Co. Ltd.	58,800	512,379
	Chofu Seisakusho Co. Ltd.	97,300	1,249,201
	Choushimaru Co. Ltd.	19,300	205,032
	Chuo Spring Co. Ltd.	50,800	408,013
	Cleanup Corp.	99,800	471,168
	Colowide Co. Ltd.	344,500	3,815,328
	Corona Corp.	95,400	586,715
	Create Restaurants Holdings, Inc.	694,000	5,528,576
	Curves Holdings Co. Ltd.	269,600	1,426,968
	Daido Metal Co. Ltd.	151,900	491,724
	Daikoku Denki Co. Ltd.	45,800	1,002,047
	Daikyonishikawa Corp.	90,351	376,583
	Daimaruenawin Co. Ltd.	3,400	32,900
	Dainichi Co. Ltd.	33,700	134,560
	Daisyo Corp.	5,700	38,981
	DCM Holdings Co. Ltd.	645,900	6,045,464
*	DD GROUP Co. Ltd.	65,800	591,278
*	Demae-Can Co. Ltd.	11,700	18,377

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Doshisha Co. Ltd.	130,800	$1,886,912
	Doutor Nichires Holdings Co. Ltd.	182,986	2,683,186
	Eagle Industry Co. Ltd.	158,500	2,100,127
	EAT&HOLDINGS Co. Ltd.	33,000	468,916
	EDION Corp.	448,500	5,194,421
	ES-Con Japan Ltd.	170,300	1,097,492
	Eslead Corp.	47,700	1,414,864
	Eternal Hospitality Group Co. Ltd.	42,100	975,030
	Exedy Corp.	242,800	6,679,123
	Fast Fitness Japan, Inc.	14,200	122,732
	FCC Co. Ltd.	192,500	2,993,743
	Felissimo Corp.	20,600	114,329
	First Juken Co. Ltd.	12,300	83,436
	FJ Next Holdings Co. Ltd.	106,600	788,918
	Food & Life Cos. Ltd.	584,200	11,520,201
	Foster Electric Co. Ltd.	64,000	716,092
	Fuji Corp. (7605 JP)	69,600	828,687
	Fuji Corp. Ltd.	141,000	645,620
	Fuji Kyuko Co. Ltd.	89,199	1,496,542
	Fujibo Holdings, Inc.	60,600	1,857,260
	Fujikura Composites, Inc.	104,700	828,152
*	Fujio Food Group, Inc.	41,700	379,745
	Fujishoji Co. Ltd.	38,200	319,086
*	Fujita Kanko, Inc.	42,000	2,561,789
	FuKoKu Co. Ltd.	66,400	763,003
	Furukawa Battery Co. Ltd.	12,100	108,764
	Furyu Corp.	69,300	500,002
	Futaba Industrial Co. Ltd.	262,600	1,120,351
	Gakkyusha Co. Ltd.	47,600	590,278
	Gamecard-Joyco Holdings, Inc.	10,400	134,663
	Genki Global Dining Concepts Corp.	62,100	1,608,686
	Geo Holdings Corp.	132,500	1,323,414
	Gift Holdings, Inc.	52,800	1,112,870
	GLOBERIDE, Inc.	103,298	1,340,258
	Greens Co. Ltd.	34,100	339,615
	GSI Creos Corp.	63,184	832,712
	G-Tekt Corp.	112,500	1,155,324
	Gunze Ltd.	86,400	3,034,887
	Hagihara Industries, Inc.	67,000	643,087
	Hamee Corp.	4,800	32,480
	Handsman Co. Ltd.	23,600	126,306
	Happinet Corp.	99,100	2,648,238

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hard Off Corp. Co. Ltd.	58,800	$740,687
	Heiwa Corp.	308,900	4,218,227
	Hiday Hidaka Corp.	126,900	2,283,127
	HI-LEX Corp.	90,480	911,745
	Himaraya Co. Ltd.	16,100	91,618
*	HIS Co. Ltd.	124,800	1,430,232
	H-One Co. Ltd.	93,100	563,017
	Honeys Holdings Co. Ltd.	103,440	1,141,446
	Hoosiers Holdings Co. Ltd.	181,400	1,201,242
	Hotland Co. Ltd.	66,400	1,012,371
	IBJ, Inc.	67,900	287,240
	Ichibanya Co. Ltd.	204,690	1,403,534
	Ichikoh Industries Ltd.	177,300	526,966
	IDOM, Inc.	381,900	2,641,623
	IKK Holdings, Inc.	25,800	124,654
	Imasen Electric Industrial	29,600	101,465
*	Inforich, Inc.	5,200	131,959
*	Istyle, Inc.	375,398	1,070,563
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	115,600	2,439,627
*	Jade Group, Inc.	31,000	350,201
	JANOME Corp.	77,800	463,781
	Japan Wool Textile Co. Ltd.	306,800	2,544,826
	JINS Holdings, Inc.	49,800	2,029,787
*	Joban Kosan Co. Ltd.	40,199	435,620
	Joshin Denki Co. Ltd.	90,000	1,514,246
	Joyful Honda Co. Ltd.	205,000	2,773,701
	JP-Holdings, Inc.	305,200	1,435,794
	JTEKT Corp.	606,488	4,090,778
	JVCKenwood Corp.	904,200	7,111,283
	Kappa Create Co. Ltd.	91,200	972,342
	Kawai Musical Instruments Manufacturing Co. Ltd.	33,200	594,605
	King Co. Ltd.	54,100	262,432
	Kintetsu Department Store Co. Ltd.	36,200	493,260
	Ki-Star Real Estate Co. Ltd.	50,999	1,294,333
*	KNT-CT Holdings Co. Ltd.	23,100	193,449
	Kohnan Shoji Co. Ltd.	146,300	3,469,115
	Kojima Co. Ltd.	156,800	1,087,111
	Komatsu Matere Co. Ltd.	162,499	867,266
	KOMEDA Holdings Co. Ltd.	283,300	5,361,340

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komehyo Holdings Co. Ltd.	40,300	$998,507
	Komeri Co. Ltd.	195,000	4,214,962
*	Konaka Co. Ltd.	59,206	86,007
	Koshidaka Holdings Co. Ltd.	203,400	1,595,498
	Kotobukiya Co. Ltd.	4,400	44,902
*	Kourakuen Corp.	10,700	87,732
	K’s Holdings Corp.	813,900	7,782,896
	KU Holdings Co. Ltd.	115,500	807,672
	Kura Sushi, Inc.	26,300	690,639
	Kurabo Industries Ltd.	91,800	2,821,874
	Kushikatsu Tanaka Holdings Co.	16,400	167,541
	KYB Corp.	103,900	3,264,053
	Kyoritsu Maintenance Co. Ltd.	324,100	5,203,362
	LEC, Inc.	142,200	1,223,938
	LITALICO, Inc.	84,400	602,798
	Look Holdings, Inc.	37,100	611,552
	Mamiya-Op Co. Ltd.	6,200	55,121
	Mandarake, Inc.	32,800	81,951
	Mars Group Holdings Corp.	63,900	1,314,946
	Maruchiyo Yamaokaya Corp.	28,000	599,176
	Maruzen CHI Holdings Co. Ltd.	89,600	185,978
	Matsuoka Corp.	10,100	118,710
	Matsuya Co. Ltd.	151,600	825,392
	Matsuyafoods Holdings Co. Ltd.	24,800	1,099,270
	Media Do Co. Ltd.	22,811	200,136
	Meiwa Estate Co. Ltd.	73,200	467,789
*	Mercari, Inc.	617,800	8,642,480
	Mikuni Corp.	73,800	156,149
	Mitsuba Corp.	152,490	868,647
	Mizuno Corp.	96,600	5,127,318
	Monogatari Corp.	184,000	4,327,323
	Morito Co. Ltd.	107,800	1,006,722
	MOS Food Services, Inc.	15,400	363,788
	MrMax Holdings Ltd.	133,225	587,184
	Murakami Corp.	31,800	1,044,885
	Musashi Seimitsu Industry Co. Ltd.	278,800	3,616,500
	Nafco Co. Ltd.	53,400	721,462
	Nagase Brothers, Inc.	8,600	102,779
	Nagawa Co. Ltd.	31,800	1,413,769
	Nakayamafuku Co. Ltd.	29,900	71,322
	New Art Holdings Co. Ltd.	36,134	362,385
	Nextage Co. Ltd.	193,700	1,859,094
	NHK Spring Co. Ltd.	534,587	6,543,263

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nichirin Co. Ltd.	61,160	$1,485,333
	Nifco, Inc.	271,300	6,302,609
	Nihon House Holdings Co. Ltd.	184,300	388,795
	Nihon Plast Co. Ltd.	9,500	22,083
	Nihon Tokushu Toryo Co. Ltd.	64,200	484,976
	Nihon Trim Co. Ltd.	13,000	298,408
	Nippon Felt Co. Ltd.	77,800	239,344
	Nippon Seiki Co. Ltd.	216,800	1,695,138
	Nishikawa Rubber Co. Ltd.	34,100	440,243
	Nishimatsuya Chain Co. Ltd.	217,100	3,205,292
	Nissan Shatai Co. Ltd.	383,700	2,586,399
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	471,053
	NITTAN Corp.	7,300	12,431
	Nojima Corp.	379,300	5,319,621
	NOK Corp.	285,180	4,088,807
	NPR-RIKEN Corp.	115,898	1,779,408
	Ohashi Technica, Inc.	61,000	694,461
	Ohsho Food Service Corp.	203,400	3,995,445
	Onward Holdings Co. Ltd.	281,500	961,227
	Ootoya Holdings Co. Ltd.	9,600	315,925
	Ozu Corp.	22,200	239,410
	Pacific Industrial Co. Ltd.	246,600	2,207,724
	PAL GROUP Holdings Co. Ltd.	248,700	5,002,695
	PALTAC Corp.	104,700	2,825,395
*	PIA Corp.	1,700	34,839
	Piolax, Inc.	163,900	2,597,560
	Press Kogyo Co. Ltd.	462,800	1,663,770
	Pressance Corp.	146,000	1,807,368
	QB Net Holdings Co. Ltd.	47,699	315,156
	Raccoon Holdings, Inc.	82,600	406,162
	Renaissance, Inc.	5,200	35,139
	Resol Holdings Co. Ltd.	1,200	38,885
	Resorttrust, Inc.	477,064	8,668,369
	Rhythm Co. Ltd.	34,000	871,990
	Ride On Express Holdings Co. Ltd.	36,600	240,528
	Ringer Hut Co. Ltd.	68,900	1,025,768
	Riso Kyoiku Co. Ltd.	235,265	433,593
	Rock Field Co. Ltd.	90,200	861,393
	Roland Corp.	64,800	1,657,624
	Round One Corp.	1,154,900	7,309,355

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Royal Holdings Co. Ltd.	115,500	$1,877,753
	Sac’s Bar Holdings, Inc.	57,029	339,409
	Saizeriya Co. Ltd.	124,500	4,595,600
	San Holdings, Inc.	101,100	732,698
	Sangetsu Corp.	272,850	4,995,384
	Sankyo Seiko Co. Ltd.	155,500	600,984
	Sanoh Industrial Co. Ltd.	132,500	629,204
	Sanyo Shokai Ltd.	37,299	630,417
	Scroll Corp.	181,700	1,134,735
	Seiko Group Corp.	160,581	4,047,613
	Seiren Co. Ltd.	255,600	4,300,916
*	Senshukai Co. Ltd.	138,500	283,095
	Seria Co. Ltd.	253,423	5,294,471
	SFP Holdings Co. Ltd.	38,100	486,313
	Shikibo Ltd.	21,226	140,080
	Shoei Co. Ltd.	297,700	4,568,468
	SNT Corp.	64,700	86,754
	Soft99 Corp.	84,400	809,364
	Sotoh Co. Ltd.	49,100	204,781
	SPK Corp.	48,600	649,147
	Sprix, Inc.	34,300	176,754
	SRS Holdings Co. Ltd.	79,500	601,109
	St. Marc Holdings Co. Ltd.	59,100	899,232
	Step Co. Ltd.	60,000	795,156
	Suminoe Textile Co. Ltd.	8,200	110,243
	Sumitomo Riko Co. Ltd.	215,198	2,191,196
	Suncall Corp.	83,500	217,271
	Syuppin Co. Ltd.	99,300	682,827
	T RAD Co. Ltd.	20,800	452,496
	Tachikawa Corp.	62,400	537,893
	Tachi-S Co. Ltd.	156,440	1,806,160
	Taiho Kogyo Co. Ltd.	79,701	317,952
	Takashimaya Co. Ltd.	277,322	2,195,714
	Take & Give Needs Co. Ltd.	22,568	129,158
	Tama Home Co. Ltd.	86,300	2,176,032
	Tamron Co. Ltd.	217,200	6,112,281
	TASUKI Holdings, Inc.	60,926	275,285
	Tbk Co. Ltd.	129,100	233,261
	Tear Corp.	47,900	134,393
	Temairazu, Inc.	11,400	239,328
	T-Gaia Corp.	126,600	2,200,735
	Tigers Polymer Corp.	56,300	266,575
	Toa Corp. (6809 JP)	115,917	737,790
	Tokai Rika Co. Ltd.	295,300	4,175,090
	Token Corp.	40,050	2,808,658
	Tokyo Individualized Educational Institute, Inc.	68,345	179,203

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
Tokyotokeiba Co. Ltd.	92,300	$2,514,873
Tomy Co. Ltd.	510,693	13,481,670
Topre Corp.	199,200	2,294,617
Toridoll Holdings Corp.	166,400	4,277,368
Tosho Co. Ltd.	61,701	272,759
Toyo Tire Corp.	536,700	7,614,623
Toyoda Gosei Co. Ltd.	244,499	4,154,112
Toyota Boshoku Corp.	231,400	3,089,012
TPR Co. Ltd.	123,662	1,861,574
Treasure Factory Co. Ltd.	60,700	532,016
TS Tech Co. Ltd.	450,986	5,099,753
TSI Holdings Co. Ltd.	261,195	1,529,388
Tsuburaya Fields Holdings, Inc.	121,100	1,619,472
Tsutsumi Jewelry Co. Ltd.	26,700	370,181
Unipres Corp.	143,997	1,046,660
United Arrows Ltd.	123,400	1,758,104
* Unitika Ltd.	234,886	449,176
Universal Entertainment Corp.	119,701	1,019,647
VT Holdings Co. Ltd.	436,800	1,341,514
Wacoal Holdings Corp.	228,500	7,113,975
Waseda Academy Co. Ltd.	46,300	507,617
WATAMI Co. Ltd.	109,900	767,781
Watts Co. Ltd.	28,500	135,139
Weds Co. Ltd.	14,500	57,570
Workman Co. Ltd.	6,266	159,941
World Co. Ltd.	97,500	1,223,940
Xebio Holdings Co. Ltd.	109,896	830,698
Yagi & Co. Ltd.	10,400	116,252
Yamae Group Holdings Co. Ltd.	34,400	439,503
Yellow Hat Ltd.	204,600	3,334,738
Yondoshi Holdings, Inc.	5,920	71,535
Yonex Co. Ltd.	238,000	2,978,122
Yorozu Corp.	57,492	442,464
Yoshinoya Holdings Co. Ltd.	363,000	7,392,610
Yossix Holdings Co. Ltd.	27,000	578,348
Yutaka Giken Co. Ltd.	8,700	109,858
Zojirushi Corp.	69,600	728,165

TOTAL CONSUMER DISCRETIONARY		482,701,730

CONSUMER STAPLES — (8.0%)
Aeon Hokkaido Corp.	216,500	1,274,236

	Shares	Value»
CONSUMER STAPLES — (Continued)
AFC-HD AMS Life Science Co. Ltd.	42,600	$232,874
Ain Holdings, Inc.	145,800	4,815,021
Albis Co. Ltd.	33,613	587,428
Almado, Inc.	7,100	47,326
Arcs Co. Ltd.	237,500	3,940,704
Artnature, Inc.	93,800	510,568
Axial Retailing, Inc.	372,800	2,174,506
Axxzia, Inc.	16,700	61,125
Belc Co. Ltd.	65,800	2,816,166
Bourbon Corp.	54,800	839,402
Bull-Dog Sauce Co. Ltd.	3,000	35,113
Cawachi Ltd.	73,900	1,224,580
C’BON COSMETICS Co. Ltd.	6,400	50,655
Chubu Shiryo Co. Ltd.	130,295	1,190,948
Chuo Gyorui Co. Ltd.	9,800	203,368
Como Co. Ltd.	2,600	50,818
Cota Co. Ltd.	137,445	1,477,060
Create SD Holdings Co. Ltd.	147,300	2,893,192
Daikokutenbussan Co. Ltd.	31,900	2,210,277
Delica Foods Holdings Co. Ltd.	59,900	200,169
DyDo Group Holdings, Inc.	113,200	2,270,160
Earth Corp.	30,300	1,035,117
Ebara Foods Industry, Inc.	30,900	588,973
Eco’s Co. Ltd.	42,500	570,553
Ensuiko Sugar Refining Co. Ltd.	44,500	79,195
Ezaki Glico Co. Ltd.	247,400	7,288,967
Feed One Co. Ltd.	111,148	616,565
Fuji Co. Ltd.	6,100	81,852
Fuji Oil Holdings, Inc.	245,100	5,276,059
Fujicco Co. Ltd.	91,400	1,030,249
Fujiya Co. Ltd.	65,100	1,135,109
G-7 Holdings, Inc.	139,700	1,308,304
Genky DrugStores Co. Ltd.	100,600	2,042,195
H2O Retailing Corp.	520,445	6,964,725
HABA Laboratories, Inc.	13,900	174,278
Hagoromo Foods Corp.	17,900	387,235
Halows Co. Ltd.	56,100	1,568,596
Heiwado Co. Ltd.	179,100	2,585,049
Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	694,182
Hokuto Corp.	115,800	1,382,585

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
CONSUMER STAPLES — (Continued)
House Foods Group, Inc.	55,900	$1,089,625
Ichimasa Kamaboko Co. Ltd.	38,800	186,301
Imuraya Group Co. Ltd.	44,003	703,327
Inageya Co. Ltd.	16,000	120,858
I-NE Co. Ltd.	8,600	119,851
Ito En Ltd.	218,998	4,799,445
Itochu-Shokuhin Co. Ltd.	34,700	1,561,729
Itoham Yonekyu Holdings, Inc.	136,680	3,444,733
Iwatsuka Confectionery Co. Ltd.	17,400	296,008
JM Holdings Co. Ltd.	79,700	1,555,259
J-Oil Mills, Inc.	107,200	1,451,434
Kadoya Sesame Mills, Inc.	15,600	365,800
Kagome Co. Ltd.	267,700	5,302,965
Kakiyasu Honten Co. Ltd.	47,900	838,328
Kameda Seika Co. Ltd.	76,499	2,225,959
Kaneko Seeds Co. Ltd.	44,700	404,763
Kanemi Co. Ltd.	1,200	25,021
Kanro, Inc.	23,700	456,994
Kato Sangyo Co. Ltd.	146,300	3,960,748
Kenko Mayonnaise Co. Ltd.	51,677	736,614
Kibun Foods, Inc.	35,800	258,705
Koike-ya, Inc.	600	19,961
Kotobuki Spirits Co. Ltd.	444,200	5,997,904
Kusuri No. Aoki Holdings Co. Ltd.	262,800	5,469,578
Kyokuyo Co. Ltd.	52,400	1,419,509
Lacto Japan Co. Ltd.	42,500	767,858
Life Corp.	109,100	2,370,513
Lifedrink Co., Inc.	151,200	1,746,049
Lion Corp.	421,896	4,654,205
Mandom Corp.	146,860	1,209,620
Marudai Food Co. Ltd.	88,500	974,500
Maruha Nichiro Corp.	194,787	3,820,768
Maxvalu Tokai Co. Ltd.	51,800	1,108,108
Medical System Network Co. Ltd.	120,800	337,328
Megmilk Snow Brand Co. Ltd.	240,200	4,156,556
Meito Sangyo Co. Ltd.	51,300	623,931
Milbon Co. Ltd.	144,752	3,059,673
Ministop Co. Ltd.	44,200	503,359

	Shares	Value»
CONSUMER STAPLES — (Continued)
Mitsubishi Shokuhin Co. Ltd.	102,100	$3,239,560
Mitsui DM Sugar Holdings Co. Ltd.	96,770	2,062,977
Miyoshi Oil & Fat Co. Ltd.	21,400	201,640
Morinaga & Co. Ltd.	414,798	7,758,664
Morinaga Milk Industry Co. Ltd.	402,400	9,357,686
Morozoff Ltd.	36,700	1,113,842
MTG Co. Ltd.	18,400	185,387
Nakamuraya Co. Ltd.	23,199	486,442
Natori Co. Ltd.	64,200	893,861
Nichimo Co. Ltd.	26,441	321,986
Nihon Chouzai Co. Ltd.	56,289	514,469
Niitaka Co. Ltd.	3,360	42,344
Nippn Corp.	304,000	4,383,076
Nippon Beet Sugar Manufacturing Co. Ltd.	49,560	822,361
Nishimoto Co. Ltd.	50,997	439,462
Nisshin Oillio Group Ltd.	148,200	5,036,493
Nissui Corp.	1,654,200	10,048,300
Nitto Fuji Flour Milling Co. Ltd.	16,200	716,729
Noevir Holdings Co. Ltd.	81,400	2,738,737
Oenon Holdings, Inc.	223,100	587,229
OIE Sangyo Co. Ltd.	22,000	272,264
Okuwa Co. Ltd.	125,100	744,185
OUG Holdings, Inc.	21,300	348,658
Pickles Holdings Co. Ltd.	52,000	362,678
Pigeon Corp.	599,525	6,502,532
Premium Water Holdings, Inc.	12,700	241,932
Prima Meat Packers Ltd.	158,700	2,335,670
Qol Holdings Co. Ltd.	102,100	950,161
Retail Partners Co. Ltd.	108,600	927,977
Riken Vitamin Co. Ltd.	139,200	2,437,020
Rokko Butter Co. Ltd.	60,457	562,608
S Foods, Inc.	80,462	1,468,836
S&B Foods, Inc.	35,444	1,137,232
Sagami Rubber Industries Co. Ltd.	48,600	327,149
Sakata Seed Corp.	44,900	1,041,171
San-A Co. Ltd.	240,000	4,495,584
Sato Foods Co. Ltd.	800	40,375
Satudora Holdings Co. Ltd.	3,900	19,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
*	Shimadaya Corp.	29,800	$289,096
	Shinnihonseiyaku Co. Ltd.	42,500	484,375
	Shinobu Foods Products Co. Ltd.	1,600	9,721
	Shoei Foods Corp.	26,500	766,042
	Showa Sangyo Co. Ltd.	114,300	2,166,488
	ST Corp.	15,100	146,798
	Starzen Co. Ltd.	86,100	1,669,266
	STI Foods Holdings, Inc.	10,500	392,944
	Takara Holdings, Inc.	710,677	5,586,186
	Toho Co. Ltd. (8142 JP)	41,500	734,079
	Torigoe Co. Ltd.	67,400	296,483
	Transaction Co. Ltd.	88,300	1,429,274
	United Super Markets Holdings, Inc.	198,700	1,088,082
	Valor Holdings Co. Ltd.	202,000	2,783,271
	Warabeya Nichiyo Holdings Co. Ltd.	66,460	895,210
	Watahan & Co. Ltd.	87,600	926,751
	Wellneo Sugar Co. Ltd.	71,600	1,045,989
	YAKUODO Holdings Co. Ltd.	59,400	826,152
	Yamami Co.	13,800	334,276
	Yamatane Corp.	59,000	1,264,541
	Yamaya Corp.	23,500	442,032
	Yamazawa Co. Ltd.	11,800	89,438
	Yaoko Co. Ltd.	50,900	3,094,097
	Yokorei Co. Ltd.	268,700	1,625,231
	Yomeishu Seizo Co. Ltd.	42,500	684,170
*	Yoshimura Food Holdings KK	52,600	474,930
	Yuasa Funashoku Co. Ltd.	14,300	350,060
	Yukiguni Maitake Co. Ltd.	77,282	530,343
	Yutaka Foods Corp.	3,900	54,325

TOTAL CONSUMER STAPLES			237,706,249

ENERGY — (0.8%)
	Fuji Kosan Co. Ltd.	11,100	104,094
	Fuji Oil Co. Ltd.	213,300	469,155
	Itochu Enex Co. Ltd.	339,700	3,555,658
	Japan Oil Transportation Co. Ltd.	5,500	97,887

	Shares	Value»
ENERGY — (Continued)
Japan Petroleum Exploration Co. Ltd.	818,000	$6,151,408
Mitsuuroko Group Holdings Co. Ltd.	195,200	2,199,813
Modec, Inc.	112,300	2,445,262
Nippon Coke & Engineering Co. Ltd.	834,300	521,448
Sala Corp.	281,900	1,560,142
San-Ai Obbli Co. Ltd.	368,600	4,500,210
Sinanen Holdings Co. Ltd.	45,500	1,930,342
Toyo Kanetsu KK	45,600	1,331,557

TOTAL ENERGY		24,866,976

FINANCIALS — (8.3%)
77 Bank Ltd.	311,752	8,025,657
AEON Financial Service Co. Ltd.	437,500	3,522,825
Aiful Corp.	1,436,700	3,019,027
Aizawa Securities Group Co. Ltd.	9,000	96,238
Akatsuki Corp.	135,500	375,079
Akita Bank Ltd.	62,440	852,445
Anicom Holdings, Inc.	263,329	1,157,778
Aozora Bank Ltd.	198,800	3,427,345
Asax Co. Ltd.	9,300	44,727
Awa Bank Ltd.	154,728	2,464,983
Bank of Iwate Ltd.	61,582	923,721
Bank of Kochi Ltd.	17,000	83,392
Bank of Nagoya Ltd.	60,930	2,385,747
Bank of Saga Ltd.	64,020	861,709
Bank of the Ryukyus Ltd.	176,067	1,148,566
Bank of Toyama Ltd.	2,700	26,878
Casa, Inc.	3,500	19,344
Chiba Kogyo Bank Ltd.	273,758	2,002,765
Chugin Financial Group, Inc.	708,300	6,730,380
Daishi Hokuetsu Financial Group, Inc.	448,200	7,115,802
Daito Bank Ltd.	6,800	31,009
eGuarantee, Inc.	179,600	1,779,657
Ehime Bank Ltd.	141,701	961,888
Entrust, Inc.	49,900	248,926
FIDEA Holdings Co. Ltd.	53,354	492,040
Financial Partners Group Co. Ltd.	309,900	4,760,340
* Fintech Global, Inc.	294,200	150,884
First Bank of Toyama Ltd.	287,900	2,084,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	First Brothers Co. Ltd.	3,100	$22,767
	FP Partner, Inc.	17,100	327,140
	Fukui Bank Ltd.	90,762	1,053,635
	Fuyo General Lease Co. Ltd.	37,300	2,639,468
	GMO Financial Gate, Inc.	9,100	456,506
	GMO Financial Holdings, Inc.	210,900	881,002
	Gunma Bank Ltd.	1,102,769	6,210,328
	Hirogin Holdings, Inc.	1,425,500	10,412,091
	Hirose Tusyo, Inc.	20,800	504,644
	Hokkoku Financial Holdings, Inc.	131,100	3,742,771
	Hokuhoku Financial Group, Inc.	620,953	6,489,877
	HS Holdings Co. Ltd.	82,112	497,782
	Hyakugo Bank Ltd.	1,291,009	4,646,408
	Hyakujushi Bank Ltd.	85,500	1,418,860
	Ichiyoshi Securities Co. Ltd.	105,600	529,992
	IwaiCosmo Holdings, Inc.	118,400	1,610,425
	Iyogin Holdings, Inc.	633,018	6,009,242
	J Trust Co. Ltd.	212,141	626,290
	Jaccs Co. Ltd.	136,600	3,407,112
	JAFCO Group Co. Ltd.	458,200	6,157,223
	Japan Investment Adviser Co. Ltd.	81,800	547,217
	Japan Securities Finance Co. Ltd.	500,100	6,524,678
	J-Lease Co. Ltd.	63,800	576,845
	Juroku Financial Group, Inc.	175,000	4,670,096
	Keiyo Bank Ltd.	285,415	1,279,127
	Kita-Nippon Bank Ltd.	35,306	580,242
	Kiyo Bank Ltd.	371,190	4,347,435
	Kyokuto Securities Co. Ltd.	89,700	743,650
	Kyushu Financial Group, Inc.	324,800	1,470,964
	Kyushu Leasing Service Co. Ltd.	34,000	218,007
*	Lifenet Insurance Co.	51,700	674,445
	Marusan Securities Co. Ltd.	198,000	1,204,874
	Matsui Securities Co. Ltd.	537,100	2,893,646
	Mercuria Holdings Co. Ltd.	30,400	172,840
	Mito Securities Co. Ltd.	272,529	842,612
	Miyazaki Bank Ltd.	84,100	1,457,096

		Shares	Value»
FINANCIALS — (Continued)
	Mizuho Leasing Co. Ltd.	859,500	$5,624,999
	Monex Group, Inc.	1,081,600	5,075,196
	Money Partners Group Co. Ltd.	29,700	41,330
	Musashino Bank Ltd.	138,821	2,421,345
	Nanto Bank Ltd.	120,400	2,350,600
	NEC Capital Solutions Ltd.	59,700	1,452,389
	Nihon M&A Center Holdings, Inc.	1,602,300	6,936,113
	Nishi-Nippon Financial Holdings, Inc.	703,300	7,574,258
	North Pacific Bank Ltd.	1,451,200	3,766,518
	Ogaki Kyoritsu Bank Ltd.	130,300	1,554,228
	Oita Bank Ltd.	54,799	1,112,428
	Okasan Securities Group, Inc.	858,500	3,408,882
	Okinawa Financial Group, Inc.	90,016	1,324,804
	Orient Corp.	188,690	1,121,202
	Premium Group Co. Ltd.	179,300	2,787,222
	Procrea Holdings, Inc.	182,072	2,097,034
	Ricoh Leasing Co. Ltd.	91,300	2,937,951
	San ju San Financial Group, Inc.	69,893	769,095
	San-In Godo Bank Ltd.	904,000	7,255,667
*	SBI ARUHI Corp.	54,200	286,987
	SBI Global Asset Management Co. Ltd.	134,000	530,942
	Senshu Ikeda Holdings, Inc.	666,328	1,477,385
	Seven Bank Ltd.	2,570,999	5,426,288
	Shiga Bank Ltd.	236,600	5,079,996
	Shikoku Bank Ltd.	187,390	1,147,117
	Shimizu Bank Ltd.	47,700	444,256
	Sparx Group Co. Ltd.	107,960	972,047
	Strike Co. Ltd.	47,100	1,145,309
	Suruga Bank Ltd.	854,000	6,082,427
	Taiko Bank Ltd.	31,400	276,996
	Tochigi Bank Ltd.	405,700	686,043
	Toho Bank Ltd.	710,700	1,219,222
	Tohoku Bank Ltd.	49,957	346,744
	Tokai Tokyo Financial Holdings, Inc.	937,374	2,870,225
	Tokyo Kiraboshi Financial Group, Inc.	147,338	3,963,295

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Tomato Bank Ltd.	16,500	$119,316
	TOMONY Holdings, Inc.	739,943	1,915,927
	Tottori Bank Ltd.	28,100	225,184
	Towa Bank Ltd.	136,798	515,868
	Toyo Securities Co. Ltd.	327,900	1,101,791
	Traders Holdings Co. Ltd.	67,720	356,069
*	Transaction Media Networks, Inc.	4,100	11,460
	Tsukuba Bank Ltd.	358,600	525,798
	Wellnet Corp.	78,300	406,557
	Yamagata Bank Ltd.	108,200	683,135
	Yamaguchi Financial Group, Inc.	726,530	7,114,044
	Yamanashi Chuo Bank Ltd.	116,226	1,239,254
	Zenkoku Hosho Co. Ltd.	19,500	704,607

TOTAL FINANCIALS			247,126,903

HEALTH CARE — (5.1%)
	Amvis Holdings, Inc.	139,800	1,814,789
	As One Corp.	294,000	5,498,053
	ASKA Pharmaceutical Holdings Co. Ltd.	127,700	1,811,745
	Astena Holdings Co. Ltd.	161,600	538,358
	BML, Inc.	137,200	2,515,164
	Carenet, Inc.	105,900	463,637
	Charm Care Corp. KK	86,100	701,078
	Create Medic Co. Ltd.	24,800	149,701
*	CUC, Inc.	1,600	20,705
*	CYBERDYNE, Inc.	205,000	250,563
	Daiken Medical Co. Ltd.	91,300	300,065
	Daito Pharmaceutical Co. Ltd.	75,309	1,100,458
	Eiken Chemical Co. Ltd.	12,400	200,696
	Elan Corp.	123,900	704,822
	EM Systems Co. Ltd.	98,900	346,136
	FALCO HOLDINGS Co. Ltd.	51,000	787,074
	FINDEX, Inc.	58,200	330,119
	France Bed Holdings Co. Ltd.	116,555	960,991
	Fuji Pharma Co. Ltd.	86,601	739,129
	Fukuda Denshi Co. Ltd.	100,200	5,046,620
	Fuso Pharmaceutical Industries Ltd.	36,200	602,388
*	GNI Group Ltd.	185,400	3,697,648

		Shares	Value»
HEALTH CARE — (Continued)
	H.U. Group Holdings, Inc.	286,029	$4,921,876
	Hisamitsu Pharmaceutical Co., Inc.	99,376	2,921,784
	Hogy Medical Co. Ltd.	94,800	2,831,111
	Hoshi Iryo-Sanki Co. Ltd.	9,600	272,139
*	Japan Hospice Holdings, Inc.	18,800	175,946
	Japan Lifeline Co. Ltd.	273,800	2,150,886
	Japan Medical Dynamic Marketing, Inc.	57,601	234,981
	JCR Pharmaceuticals Co. Ltd.	200,332	895,816
	JMS Co. Ltd.	104,457	321,530
	Kaken Pharmaceutical Co. Ltd.	74,300	1,898,586
	Kanamic Network Co. Ltd.	70,300	250,253
	Kissei Pharmaceutical Co. Ltd.	170,700	4,165,444
	Koa Shoji Holdings Co. Ltd.	4,100	16,505
	Kyorin Pharmaceutical Co. Ltd.	152,546	1,513,905
	Mani, Inc.	306,400	3,655,660
	Medical Data Vision Co. Ltd.	56,400	190,246
	Medikit Co. Ltd.	2,000	36,945
	Medius Holdings Co. Ltd.	59,900	331,115
*	Medley, Inc.	87,600	2,137,407
	MedPeer, Inc.	38,300	137,835
	Menicon Co. Ltd.	257,089	2,828,813
	Mizuho Medy Co. Ltd.	43,200	469,360
	Mochida Pharmaceutical Co. Ltd.	54,898	1,255,942
	Nakanishi, Inc.	359,600	6,114,944
	Nippon Shinyaku Co. Ltd.	217,300	5,829,931
	Nipro Corp.	820,400	7,571,652
	Paramount Bed Holdings Co. Ltd.	244,300	4,221,779
*	PeptiDream, Inc.	404,893	7,432,336
	Pharma Foods International Co. Ltd.	57,700	361,246
	PHC Holdings Corp.	47,700	310,754
	Rion Co. Ltd.	51,800	838,364
	Sawai Group Holdings Co. Ltd.	631,300	8,456,649

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
HEALTH CARE — (Continued)
Seed Co. Ltd.	31,700	$103,304
Seikagaku Corp.	143,700	823,427
Shin Nippon Biomedical Laboratories Ltd.	125,300	1,011,480
Ship Healthcare Holdings, Inc.	339,800	5,167,097
Shofu, Inc.	128,400	1,895,146
Software Service, Inc.	18,600	1,545,818
Solasto Corp.	262,002	837,484
St. Care Holding Corp.	60,300	292,798
* StemCell Institute	4,300	50,943
* Sumitomo Pharma Co. Ltd.	184,500	632,905
SUNWELS Co. Ltd.	34,500	407,055
Suzuken Co. Ltd.	146,200	4,779,856
Takara Bio, Inc.	197,100	1,313,462
Techno Medica Co. Ltd.	14,700	174,010
Toho Holdings Co. Ltd.	270,600	8,054,612
Tokai Corp.	120,600	1,717,978
Torii Pharmaceutical Co. Ltd.	87,500	2,367,053
Towa Pharmaceutical Co. Ltd.	150,600	3,086,323
Tsumura & Co.	290,418	9,492,100
Value HR Co. Ltd.	92,800	1,048,368
Vital KSK Holdings, Inc.	244,200	2,044,519
WIN-Partners Co. Ltd.	4,000	32,239
ZERIA Pharmaceutical Co. Ltd.	83,400	1,273,356

TOTAL HEALTH CARE		151,483,012

INDUSTRIALS — (30.0%)
Advan Group Co. Ltd.	130,700	804,086
Aeon Delight Co. Ltd.	115,600	3,283,564
Aichi Corp.	219,700	1,714,675
Aida Engineering Ltd.	236,800	1,226,060
AIT Corp.	37,600	437,130
Ajis Co. Ltd.	28,900	474,896
Alconix Corp.	137,700	1,236,789
AlInco, Inc.	72,700	457,736
Altech Corp.	101,970	1,846,053
Anest Iwata Corp.	214,800	1,978,374
Artner Co. Ltd.	24,000	277,031
Asahi Diamond Industrial Co. Ltd.	255,300	1,419,308
Asahi Kogyosha Co. Ltd.	97,800	815,708
Asanuma Corp.	347,800	1,508,817
Asukanet Co. Ltd.	5,100	16,919

		Shares	Value»
INDUSTRIALS — (Continued)
	AZ-COM MARUWA Holdings, Inc.	152,399	$1,028,340
	Bando Chemical Industries Ltd.	197,500	2,340,728
	Bell System24 Holdings, Inc.	206,500	1,786,587
	Bewith, Inc.	18,600	190,898
	Br Holdings Corp.	154,388	349,790
	Bunka Shutter Co. Ltd.	332,200	3,997,248
	Career Design Center Co. Ltd.	9,900	114,790
	Careerlink Co. Ltd.	35,900	587,719
	Central Glass Co. Ltd.	125,700	2,863,384
	Central Security Patrols Co. Ltd.	34,100	621,837
	Chiyoda Integre Co. Ltd.	66,200	1,457,667
	Chori Co. Ltd.	67,600	1,811,512
	Chudenko Corp.	171,400	3,592,719
	Chugai Ro Co. Ltd.	29,400	555,043
	Chuo Warehouse Co. Ltd.	21,000	221,791
	CKD Corp.	251,300	4,230,083
	CMC Corp.	30,200	230,431
	Copro-Holdings Co. Ltd.	33,400	307,598
	Cosel Co. Ltd.	104,700	842,028
	Creek & River Co. Ltd.	57,400	602,243
*	CrowdWorks, Inc.	41,800	361,900
	CTI Engineering Co. Ltd.	66,400	1,960,961
	CTS Co. Ltd.	139,000	827,594
	Dai-Dan Co. Ltd.	173,600	3,389,577
	Daido Kogyo Co. Ltd.	9,100	47,256
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	925,577
	Daihen Corp.	50,300	2,086,566
	Daiho Corp.	61,300	1,401,661
	Dai-Ichi Cutter Kogyo KK	46,300	441,881
	Daiichi Jitsugyo Co. Ltd.	151,900	2,385,868
	Daiichi Kensetsu Corp.	35,600	496,200
	Daiki Axis Co. Ltd.	40,600	187,279
	Daiseki Co. Ltd.	279,055	7,124,779
	Daiseki Eco. Solution Co. Ltd.	4,859	39,644
	Daisue Construction Co. Ltd.	46,100	501,104
	Daiwa Industries Ltd.	170,300	1,610,763
	Denyo Co. Ltd.	96,400	1,596,473

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Dip Corp.	160,735	$2,825,398
	DMW Corp.	4,800	116,686
	Duskin Co. Ltd.	226,500	6,001,768
	Ebara Jitsugyo Co. Ltd.	64,800	1,733,349
	Eidai Co. Ltd.	149,100	208,929
	EJ Holdings, Inc.	35,700	399,519
	en Japan, Inc.	86,008	1,369,808
	Endo Lighting Corp.	50,800	428,096
	Envipro Holdings, Inc.	37,400	126,753
	ERI Holdings Co. Ltd.	25,100	303,923
	EXEO Group, Inc.	965,972	9,886,498
	F&M Co. Ltd.	44,400	461,654
*	FDK Corp.	38,698	161,460
	Forum Engineering, Inc.	100,300	572,888
	Freund Corp.	45,356	208,823
	Fudo Tetra Corp.	84,780	1,174,878
	Fuji Corp. (6134 JP)	382,800	5,632,811
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	64,809
	Fujisash Co. Ltd.	17,946	73,923
	Fukuda Corp.	53,200	1,993,208
	Fukushima Galilei Co. Ltd.	77,600	2,802,369
	Fukuvi Chemical Industry Co. Ltd.	10,600	50,543
	Fukuyama Transporting Co. Ltd.	82,657	2,102,104
	FULLCAST Holdings Co. Ltd.	120,000	1,206,851
	Funai Soken Holdings, Inc.	237,570	3,781,342
	Furukawa Co. Ltd.	143,272	1,555,955
	Furukawa Electric Co. Ltd.	395,800	9,734,278
	Futaba Corp.	109,200	364,134
	Gakken Holdings Co. Ltd.	113,600	740,228
	Gakujo Co. Ltd.	22,600	245,950
	Gecoss Corp.	95,900	605,644
	Giken Ltd.	31,598	361,550
	Glory Ltd.	230,555	3,739,491
	GLtechno Holdings, Inc.	44,500	801,316
	gremz, Inc.	48,500	824,822
	GS Yuasa Corp.	407,983	7,217,949
	Hamakyorex Co. Ltd.	403,600	3,289,309
	Hanwa Co. Ltd.	183,600	6,083,294
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	65,439

		Shares	Value»
INDUSTRIALS — (Continued)
	Hazama Ando Corp.	836,200	$6,176,597
	Helios Techno Holding Co. Ltd.	32,000	197,317
	Hibiya Engineering Ltd.	107,300	2,415,052
*	Hino Motors Ltd.	1,342,700	3,296,449
	Hirakawa Hewtech Corp.	65,868	682,403
	Hirano Tecseed Co. Ltd.	50,200	550,085
	Hirata Corp.	34,499	1,100,174
	Hisaka Works Ltd.	108,900	709,910
	Hokuetsu Industries Co. Ltd.	137,200	1,691,996
	Hokuriku Electrical Construction Co. Ltd.	89,040	676,849
	Hosokawa Micron Corp.	78,900	2,062,594
	Howa Machinery Ltd.	28,900	176,350
	Ichiken Co. Ltd.	26,697	433,558
	Ichinen Holdings Co. Ltd.	125,100	1,487,745
	Idec Corp.	179,700	2,896,797
	Iino Kaiun Kaisha Ltd.	469,600	3,445,252
	Imura & Co. Ltd.	13,700	89,943
	Inaba Denki Sangyo Co. Ltd.	313,900	7,873,198
	Inaba Seisakusho Co. Ltd.	52,600	612,250
	Inabata & Co. Ltd.	277,500	5,903,946
	Infomart Corp.	643,100	1,510,670
	INFRONEER Holdings, Inc.	558,100	4,195,396
	Insource Co. Ltd.	252,700	1,583,602
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	2,128,205
	Inui Global Logistics Co. Ltd.	70,380	514,928
	IR Japan Holdings Ltd.	25,400	139,738
	Iseki & Co. Ltd.	83,749	540,383
	Itoki Corp.	237,200	2,258,003
	Iwaki Co. Ltd.	56,100	1,050,055
	JAC Recruitment Co. Ltd.	430,000	2,060,440
*	Jamco Corp.	21,800	177,550
	Japan Elevator Service Holdings Co. Ltd.	366,700	7,021,348
	Japan Engine Corp.	12,600	303,168
	Japan Foundation Engineering Co. Ltd.	95,500	411,628

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
INDUSTRIALS — (Continued)
Japan Pulp & Paper Co. Ltd.	595,500	$2,602,350
Japan Steel Works Ltd.	137,900	4,677,408
Japan Transcity Corp.	228,408	1,377,036
JDC Corp.	93,800	316,478
JGC Holdings Corp.	1,026,000	8,806,446
JK Holdings Co. Ltd.	87,140	587,859
Juki Corp.	94,700	246,710
Kamei Corp.	148,700	1,914,451
Kamigumi Co. Ltd.	70,000	1,461,012
Kanaden Corp.	88,100	841,733
Kanadevia Corp.	982,779	6,717,715
Kanagawa Chuo Kotsu Co. Ltd.	34,500	740,006
Kaname Kogyo Co. Ltd.	1,300	9,544
Kanamoto Co. Ltd.	165,400	2,989,313
Kandenko Co. Ltd.	488,100	7,142,630
Kanematsu Corp.	470,325	7,159,816
Katakura Industries Co. Ltd.	121,700	1,586,912
Kato Works Co. Ltd.	15,500	124,901
Kawada Technologies, Inc.	93,900	1,464,086
Kawata Manufacturing Co. Ltd.	15,800	81,691
Keihan Holdings Co. Ltd.	219,811	4,103,259
Keihin Co. Ltd.	4,500	57,373
Keikyu Corp.	547,499	4,286,743
KFC Ltd.	8,700	72,387
Kimura Chemical Plants Co. Ltd.	74,400	372,630
Kimura Unity Co. Ltd.	47,000	447,233
King Jim Co. Ltd.	61,200	347,047
Kitagawa Corp.	41,800	332,433
Kitano Construction Corp.	17,172	481,642
Kitz Corp.	405,100	2,794,492
Kobe Electric Railway Co. Ltd.	29,399	455,626
Koike Sanso Kogyo Co. Ltd.	7,000	276,587
Kokuyo Co. Ltd.	408,825	6,577,321
Komatsu Wall Industry Co. Ltd.	82,700	814,022
Komori Corp.	244,905	1,771,176
Kondotec, Inc.	114,200	952,305
Konoike Transport Co. Ltd.	161,700	2,644,280
Kosaido Holdings Co. Ltd.	476,000	1,659,202

	Shares	Value»
INDUSTRIALS — (Continued)
Kozo Keikaku Engineering Holdings, Inc.	22,500	$596,114
KPP Group Holdings Co. Ltd.	157,000	673,788
KRS Corp.	75,600	950,998
Kumagai Gumi Co. Ltd.	192,100	4,442,094
Kyodo Printing Co. Ltd.	30,900	688,260
Kyokuto Boeki Kaisha Ltd.	66,000	642,724
Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	3,150,803
Kyudenko Corp.	50,400	1,809,380
LIKE, Inc.	55,600	502,770
Link & Motivation, Inc.	228,700	831,240
Mabuchi Motor Co. Ltd.	505,068	7,227,298
Maezawa Industries, Inc.	49,000	385,960
Maezawa Kasei Industries Co. Ltd.	75,100	890,574
Maezawa Kyuso Industries Co. Ltd.	122,700	998,672
Makino Milling Machine Co. Ltd.	131,500	4,936,645
Management Solutions Co. Ltd.	50,300	622,755
Marufuji Sheet Piling Co. Ltd.	4,600	81,901
MARUKA FURUSATO Corp.	62,807	903,610
Maruyama Manufacturing Co., Inc.	11,200	157,171
Maruzen Co. Ltd.	65,800	1,363,290
Maruzen Showa Unyu Co. Ltd.	79,400	3,062,248
Matching Service Japan Co. Ltd.	8,200	55,923
Matsuda Sangyo Co. Ltd.	75,682	1,570,525
Matsui Construction Co. Ltd.	108,300	592,223
Max Co. Ltd.	156,800	3,616,588
Meidensha Corp.	208,910	5,482,640
Meiho Facility Works Ltd.	26,000	145,432
Meiji Electric Industries Co. Ltd.	40,700	363,196
Meiji Shipping Group Co. Ltd.	73,900	341,862

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meisei Industrial Co. Ltd.	216,000	$1,833,458
	MEITEC Group Holdings, Inc.	435,400	8,343,683
	Meiwa Corp.	145,600	614,637
	METAWATER Co. Ltd.	128,300	1,484,476
*	Microwave Chemical Co. Ltd.	5,200	24,495
	Midac Holdings Co. Ltd.	30,500	367,806
	Mie Kotsu Group Holdings, Inc.	316,500	1,046,750
	Mirai Industry Co. Ltd.	28,900	676,518
	Mirait One Corp.	524,835	7,464,906
	Mitani Corp.	294,600	3,623,121
	Mitani Sangyo Co. Ltd.	145,000	299,369
	Mitsubishi Kakoki Kaisha Ltd.	39,000	910,963
	Mitsubishi Logisnext Co. Ltd.	185,900	1,382,442
	Mitsubishi Logistics Corp.	778,000	5,215,582
	Mitsubishi Pencil Co. Ltd.	132,400	2,135,680
	Mitsuboshi Belting Ltd.	100,600	2,582,458
	Mitsui E&S Co. Ltd.	262,081	1,895,952
	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,925,199
	Mitsui-Soko Holdings Co. Ltd.	119,500	5,549,848
	Miura Co. Ltd.	95,800	2,236,999
	Miyaji Engineering Group, Inc.	134,668	1,759,145
	Mori-Gumi Co. Ltd.	35,100	70,270
	Morita Holdings Corp.	202,300	2,699,892
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	17,379
	Nabtesco Corp.	509,300	8,255,607
	NAC Co. Ltd.	122,600	457,502
	Nachi-Fujikoshi Corp.	72,000	1,511,317
	Nadex Co. Ltd.	22,200	139,340
	Nagase & Co. Ltd.	528,500	10,967,668
	Nagoya Railroad Co. Ltd.	578,999	6,417,223
	Naigai Trans Line Ltd.	41,700	761,206
	Nakabayashi Co. Ltd.	103,800	352,064
	Nakakita Seisakusho Co. Ltd.	3,100	64,964
	Nakamoto Packs Co. Ltd.	34,400	376,352

		Shares	Value»
INDUSTRIALS — (Continued)
	Nakanishi Manufacturing Co. Ltd.	5,700	$91,782
	Nakano Corp.	14,000	44,882
	Namura Shipbuilding Co. Ltd.	156,228	1,610,166
	Nankai Electric Railway Co. Ltd.	460,600	7,239,337
	Narasaki Sangyo Co. Ltd.	25,400	493,750
	Nice Corp.	26,918	287,512
	Nichias Corp.	302,800	10,844,272
	Nichiban Co. Ltd.	62,400	800,049
	Nichiden Corp.	87,600	1,804,253
	Nichiha Corp.	152,180	3,436,775
	Nichireki Group Co. Ltd.	145,400	2,299,778
	Nihon Dengi Co. Ltd.	30,800	1,114,255
	Nihon Flush Co. Ltd.	98,245	571,990
	Nikkiso Co. Ltd.	276,600	1,859,095
	Nikko Co. Ltd.	152,044	689,707
	Nikkon Holdings Co. Ltd.	712,200	9,117,892
	Nippi, Inc.	11,900	455,281
	Nippon Air Conditioning Services Co. Ltd.	165,600	1,105,368
	Nippon Aqua Co. Ltd.	81,500	437,279
	Nippon Carbon Co. Ltd.	45,200	1,325,243
	Nippon Concept Corp.	39,500	466,303
	Nippon Densetsu Kogyo Co. Ltd.	214,501	2,620,424
	Nippon Dry-Chemical Co. Ltd.	11,300	250,927
	Nippon Hume Corp.	121,665	983,754
	Nippon Kanzai Holdings Co. Ltd.	2,300	40,250
	Nippon Parking Development Co. Ltd.	1,161,400	1,713,743
	Nippon Rietec Co. Ltd.	12,400	84,343
	Nippon Road Co. Ltd.	109,000	1,162,601
	Nippon Seisen Co. Ltd.	74,000	606,366
	Nippon Sharyo Ltd.	22,225	318,747
*	Nippon Sheet Glass Co. Ltd.	220,100	535,359
	Nippon Thompson Co. Ltd.	236,637	740,847
	Nippon Tungsten Co. Ltd.	13,398	108,608

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
INDUSTRIALS — (Continued)
Nishimatsu Construction Co. Ltd.	159,600	$5,353,848
Nishi-Nippon Railroad Co. Ltd.	307,800	4,444,311
Nishio Holdings Co. Ltd.	110,600	2,692,321
Nissei ASB Machine Co. Ltd.	50,300	1,526,538
Nissei Plastic Industrial Co. Ltd.	105,100	629,524
Nisshinbo Holdings, Inc.	786,280	4,992,548
Nissin Corp.	90,000	2,517,314
Nisso Holdings Co. Ltd.	96,400	520,487
Nitta Corp.	110,200	2,665,193
Nitto Kogyo Corp.	152,900	2,953,224
Nitto Kohki Co. Ltd.	54,100	912,998
Nitto Seiko Co. Ltd.	148,973	571,250
Nittoc Construction Co. Ltd.	117,600	785,359
Nittoku Co. Ltd.	50,398	556,455
NJS Co. Ltd.	35,900	953,020
Noda Corp.	116,900	649,058
Nomura Micro Science Co. Ltd.	1,200	16,565
Noritake Co. Ltd.	111,600	2,811,431
Noritsu Koki Co. Ltd.	111,900	2,893,763
Noritz Corp.	146,100	1,692,892
NS Tool Co. Ltd.	67,500	326,044
NS United Kaiun Kaisha Ltd.	53,400	1,511,085
NSK Ltd.	630,053	2,872,859
NTN Corp.	2,185,300	3,600,478
Obara Group, Inc.	62,000	1,715,966
Ochi Holdings Co. Ltd.	8,900	75,556
Ohba Co. Ltd.	76,500	505,088
Ohmoto Gumi Co. Ltd.	12,300	173,773
Oiles Corp.	131,670	1,713,693
Okabe Co. Ltd.	197,500	1,001,976
Okada Aiyon Corp.	37,600	503,248
Okamoto Machine Tool Works Ltd.	18,900	486,445
Okamura Corp.	350,100	4,399,845
OKUMA Corp.	268,800	5,434,060
Okumura Corp.	175,580	4,930,266
Onamba Co. Ltd.	1,400	10,798
Onoken Co. Ltd.	103,400	1,013,047
Open Up Group, Inc.	254,600	3,355,433
Organo Corp.	150,600	7,036,855
Oriental Consultants Holdings Co. Ltd.	6,100	162,342

		Shares	Value»
INDUSTRIALS — (Continued)
	Oriental Shiraishi Corp.	739,100	$1,852,358
	Origin Co. Ltd.	15,300	119,326
	OSG Corp.	433,600	5,117,788
	Oyo Corp.	126,400	2,106,681
	Paraca, Inc.	29,100	333,912
*	Park24 Co. Ltd.	743,272	9,238,003
	Parker Corp.	34,000	170,510
	Pasco Corp.	3,701	51,816
	Pasona Group, Inc.	126,600	1,669,003
	Pegasus Co. Ltd.	107,119	327,666
	Penta-Ocean Construction Co. Ltd.	1,544,452	6,415,272
	People Dreams & Technologies Group Co. Ltd.	19,400	208,568
	Pilot Corp.	135,799	4,221,035
	Prestige International, Inc.	622,200	2,781,418
	Pronexus, Inc.	102,300	868,296
	PS Construction Co. Ltd.	62,560	400,325
	Punch Industry Co. Ltd.	16,000	45,700
	Quick Co. Ltd.	77,000	1,015,573
	Raito Kogyo Co. Ltd.	267,000	3,895,554
	Raiznext Corp.	254,200	2,602,950
	Raksul, Inc.	167,500	1,411,246
	Rasa Corp.	61,100	563,144
	Rheon Automatic Machinery Co. Ltd.	99,100	920,968
	Rix Corp.	19,100	343,269
	Ryobi Ltd.	108,140	1,336,069
	Sakai Heavy Industries Ltd.	41,300	640,812
	Sakai Moving Service Co. Ltd.	130,500	2,108,520
*	Sanix, Inc.	18,900	33,200
	Sanki Engineering Co. Ltd.	262,700	4,117,889
	Sanko Gosei Ltd.	107,300	425,354
	Sanko Metal Industrial Co. Ltd.	14,100	368,591
	Sankyo Tateyama, Inc.	68,636	334,516
	Sankyu, Inc.	237,900	8,263,355
	Sansei Technologies, Inc.	60,578	532,126
	Sansha Electric Manufacturing Co. Ltd.	26,100	170,721
	Sanyo Denki Co. Ltd.	51,200	2,972,554
	Sanyo Electric Railway Co. Ltd.	93,898	1,246,774

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
INDUSTRIALS — (Continued)
Sanyo Engineering & Construction, Inc.	60,200	$287,153
Sanyo Industries Ltd.	6,400	132,092
Sanyo Trading Co. Ltd.	138,600	1,329,451
Sata Construction Co. Ltd.	86,199	503,237
Sato Holdings Corp.	101,500	1,415,283
Sato Shoji Corp.	84,400	754,835
SBS Holdings, Inc.	111,000	1,823,502
SEC Carbon Ltd.	52,800	785,800
Seibu Electric & Machinery Co. Ltd.	10,300	123,225
Seika Corp.	44,500	1,122,966
Seikitokyu Kogyo Co. Ltd.	79,630	776,023
Seiko Electric Co. Ltd.	5,200	43,069
Seino Holdings Co. Ltd.	44,200	712,843
Sekisui Jushi Corp.	187,200	2,776,517
Senko Group Holdings Co. Ltd.	674,800	6,344,006
Senshu Electric Co. Ltd.	73,600	2,447,381
Shibaura Machine Co. Ltd.	110,900	2,699,577
Shibusawa Warehouse Co. Ltd.	56,200	1,156,481
Shibuya Corp.	93,100	2,242,400
Shima Seiki Manufacturing Ltd.	112,230	835,287
Shimojima Co. Ltd.	44,500	384,366
Shin Maint Holdings Co. Ltd.	14,600	141,445
Shin Nippon Air Technologies Co. Ltd.	84,680	1,847,173
Shinki Bus Co. Ltd.	1,900	42,419
Shinmaywa Industries Ltd.	339,100	3,007,106
Shinnihon Corp.	164,700	1,652,768
Shinsho Corp.	30,000	1,218,008
Shinwa Co. Ltd. (3447 JP)	56,500	273,786
Shinwa Co. Ltd. (7607 JP)	58,600	1,028,700
SHO-BOND Holdings Co. Ltd.	65,000	2,286,604
SIGMAXYZ Holdings, Inc.	200,300	2,242,219
Sinfonia Technology Co. Ltd.	135,800	4,585,703
Sinko Industries Ltd.	117,600	3,360,393
Sintokogio Ltd.	212,000	1,388,536

	Shares	Value»
INDUSTRIALS — (Continued)
Skymark Airlines, Inc.	34,000	$138,602
SMS Co. Ltd.	254,100	2,848,580
Soda Nikka Co. Ltd.	105,700	797,811
Sodick Co. Ltd.	220,500	1,111,479
Sotetsu Holdings, Inc.	415,800	6,523,570
Space Co. Ltd.	77,062	576,964
S-Pool, Inc.	267,100	633,488
Star Micronics Co. Ltd.	207,800	2,661,747
Studio Alice Co. Ltd.	50,500	677,683
Subaru Enterprise Co. Ltd.	32,700	682,813
Sugimoto & Co. Ltd.	109,700	989,029
Sumiseki Holdings, Inc.	212,700	1,307,705
Sumitomo Densetsu Co. Ltd.	109,300	3,510,327
Sumitomo Mitsui Construction Co. Ltd.	750,140	1,906,654
Sumitomo Warehouse Co. Ltd.	319,400	5,588,740
Suzumo Machinery Co. Ltd.	4,400	43,470
SWCC Corp.	157,200	5,512,880
Tacmina Corp.	14,700	173,457
Tadano Ltd.	524,700	3,340,133
Taihei Dengyo Kaisha Ltd.	83,700	2,814,533
Taiheiyo Kouhatsu, Inc.	37,100	177,240
Taikisha Ltd.	146,100	4,647,481
Taisei Oncho Co. Ltd.	13,600	357,980
Takamatsu Construction Group Co. Ltd.	88,900	1,722,126
Takamiya Co. Ltd.	122,222	353,885
Takano Co. Ltd.	6,800	31,993
Takaoka Toko Co. Ltd.	55,520	707,654
Takara & Co. Ltd.	56,755	996,513
Takara Standard Co. Ltd.	192,400	2,089,566
Takasago Thermal Engineering Co. Ltd.	203,900	6,538,919
Takashima & Co. Ltd.	78,599	620,029
Takeuchi Manufacturing Co. Ltd.	204,100	6,360,493
Takigami Steel Construction Co. Ltd.	5,300	232,152
Takuma Co. Ltd.	95,800	999,576

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
INDUSTRIALS — (Continued)
Tanabe Engineering Corp.	39,500	$395,926
Tanseisha Co. Ltd.	210,549	1,111,618
Techno Ryowa Ltd.	68,690	1,019,872
Techno Smart Corp.	45,800	506,465
TechnoPro Holdings, Inc.	371,000	6,621,746
Teikoku Electric Manufacturing Co. Ltd.	103,400	1,914,989
Teikoku Sen-I Co. Ltd.	110,700	2,019,075
Tekken Corp.	62,400	976,196
Tenpos Holdings Co. Ltd.	4,400	92,877
Terasaki Electric Co. Ltd.	24,300	372,365
Tess Holdings Co. Ltd.	173,698	319,062
THK Co. Ltd.	234,600	3,873,115
TKC Corp.	181,201	4,698,935
Toa Corp. (1885 JP)	322,400	2,075,472
TOA ROAD Corp.	240,500	1,984,328
Toba, Inc.	9,800	219,939
TOBISHIMA HOLDINGS, Inc.	49,591	492,169
Tocalo Co. Ltd.	364,000	4,234,233
Toda Corp.	1,081,100	6,543,518
Toenec Corp.	257,700	1,603,952
Togami Electric Manufacturing Co. Ltd.	17,800	377,442
TOKAI Holdings Corp.	595,500	3,652,814
Tokyo Energy & Systems, Inc.	102,200	756,892
Tokyo Sangyo Co. Ltd.	113,600	513,934
Tokyu Construction Co. Ltd.	436,400	1,972,372
Toli Corp.	208,400	561,815
Tomoe Corp.	141,800	789,498
Tomoe Engineering Co. Ltd.	45,700	1,123,756
Tonami Holdings Co. Ltd.	31,500	1,210,796
Torishima Pump Manufacturing Co. Ltd.	110,500	2,002,237
Totech Corp.	144,300	2,472,214
Totetsu Kogyo Co. Ltd.	144,700	3,117,134
Toukei Computer Co. Ltd.	13,620	417,042
Toyo Construction Co. Ltd.	472,600	4,043,537
Toyo Engineering Corp.	116,244	564,200

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Logistics Co. Ltd.	10,520	$97,592
	Toyo Machinery & Metal Co. Ltd.	64,800	257,670
	Toyo Tanso Co. Ltd.	81,200	2,789,266
	Toyo Wharf & Warehouse Co. Ltd.	21,200	174,911
	Trancom Co. Ltd.	46,300	3,125,842
	Transcosmos, Inc.	110,100	2,403,348
	TRE Holdings Corp.	157,500	1,847,213
	Trinity Industrial Corp.	36,000	225,544
	Trusco Nakayama Corp.	204,400	3,019,315
	TRYT, Inc.	4,400	10,759
	Tsubaki Nakashima Co. Ltd.	150,400	677,532
	Tsubakimoto Chain Co.	463,920	5,841,243
	Tsubakimoto Kogyo Co. Ltd.	85,200	1,052,992
	Tsugami Corp.	248,500	2,301,922
	Tsukishima Holdings Co. Ltd.	153,400	1,376,652
	Tsurumi Manufacturing Co. Ltd.	99,900	2,789,449
	Ueki Corp.	60,800	599,310
	UEX Ltd.	10,400	65,905
	Ushio, Inc.	537,200	7,395,104
	UT Group Co. Ltd.	163,900	2,780,982
*	Visional, Inc.	122,300	6,544,161
	Wakachiku Construction Co. Ltd.	72,400	1,683,702
	Wakita & Co. Ltd.	199,700	2,058,380
	WDB Holdings Co. Ltd.	42,200	473,458
	Weathernews, Inc.	34,600	1,363,905
	West Holdings Corp.	126,603	1,883,927
	Will Group, Inc.	77,807	499,487
	World Holdings Co. Ltd.	41,300	515,498
*	W-Scope Corp.	98,700	229,214
	Yahagi Construction Co. Ltd.	172,600	1,704,225
	YAMABIKO Corp.	217,528	3,533,942
	YAMADA Consulting Group Co. Ltd.	47,938	659,533
	Yamato Corp.	101,100	616,887
	Yamaura Corp.	14,400	111,934
	Yamazen Corp.	338,600	2,941,204
	Yasuda Logistics Corp.	99,100	1,062,758
	Yokogawa Bridge Holdings Corp.	194,000	3,540,205
	Yondenko Corp.	162,360	1,352,386

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yuasa Trading Co. Ltd.	99,900	$3,037,226
	Yuken Kogyo Co. Ltd.	1,400	19,550
	Yurtec Corp.	257,400	2,485,597
	Yushin Precision Equipment Co. Ltd.	29,300	127,473
	Zaoh Co. Ltd.	25,900	413,151
	Zenitaka Corp.	11,600	256,581
	Zuiko Corp.	51,765	462,345

TOTAL INDUSTRIALS			892,116,000

INFORMATION TECHNOLOGY — (12.9%)
	A&D HOLON Holdings Co. Ltd.	143,900	2,058,927
*	Access Co. Ltd.	24,600	203,020
	Ad-sol Nissin Corp.	43,408	512,754
	Adtec Plasma Technology Co. Ltd.	3,100	26,087
	Advanced Media, Inc.	13,900	97,118
	AGS Corp.	5,200	27,311
	Ai Holdings Corp.	193,700	2,951,710
	Aichi Tokei Denki Co. Ltd.	44,837	582,263
	Aiphone Co. Ltd.	66,800	1,295,233
	Allied Telesis Holdings KK	86,600	60,045
*	Almedio, Inc.	23,600	65,989
	Alpha Systems, Inc.	27,720	579,959
	Alps Alpine Co. Ltd.	976,042	9,591,318
	Amano Corp.	296,300	8,545,980
*	AnyMind Group, Inc.	43,900	282,346
	AOI Electronics Co. Ltd.	19,900	316,657
*	Arent, Inc.	4,700	183,127
	Argo Graphics, Inc.	102,600	3,527,987
	Arisawa Manufacturing Co. Ltd.	207,900	1,898,554
	Asahi Intelligence Service Co. Ltd.	2,600	14,131
	Atled Corp.	8,600	88,028
	Avant Group Corp.	110,600	1,557,753
	Axell Corp.	14,600	135,300
	Base Co. Ltd.	28,700	553,708
*	baudroie, Inc.	15,800	480,621
	BrainPad, Inc.	54,000	284,672
	Business Brain Showa-Ota, Inc.	38,600	470,970
	Business Engineering Corp.	11,200	295,738
	CAC Holdings Corp.	74,200	844,124
	Canon Electronics, Inc.	110,600	1,746,079
	CDS Co. Ltd.	15,500	179,519
	Celsys, Inc.	189,800	1,503,660

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Change Holdings, Inc.	171,400	$1,347,444
	Chino Corp.	37,300	525,064
	Citizen Watch Co. Ltd.	1,303,300	7,748,285
	CMK Corp.	216,700	573,686
	Computer Engineering & Consulting Ltd.	162,300	1,911,753
	Computer Institute of Japan Ltd.	340,917	930,136
	Comture Corp.	140,100	2,116,220
*	Core Concept Technologies, Inc.	18,400	155,011
	Core Corp.	45,800	559,677
	Cresco Ltd.	169,400	1,357,238
	Cross Cat Co. Ltd.	8,200	58,694
	Cube System, Inc.	57,200	374,549
*	Cyber Security Cloud, Inc.	21,600	253,596
	Cyberlinks Co. Ltd.	15,400	74,618
	Cybozu, Inc.	135,200	1,856,344
	Daishinku Corp.	148,696	582,703
	Daitron Co. Ltd.	55,600	1,020,504
	Daiwabo Holdings Co. Ltd.	556,300	10,014,155
	Densan System Holdings Co. Ltd.	42,900	740,580
	Dentsu Soken, Inc.	41,800	1,487,722
	Dexerials Corp.	580,300	8,859,772
	Digital Arts, Inc.	63,500	2,161,210
	Digital Hearts Holdings Co. Ltd.	52,800	281,519
	Digital Information Technologies Corp.	54,500	721,427
	DKK Co. Ltd.	44,000	555,474
	DKK-Toa Corp.	31,400	151,265
	Double Standard, Inc.	22,600	237,599
	DTS Corp.	245,400	6,356,252
	Ebase Co. Ltd.	100,338	423,459
	E-Guardian, Inc.	10,808	130,165
	Eizo Corp.	183,800	2,708,307
	Elecom Co. Ltd.	234,100	2,206,917
	Elematec Corp.	109,742	1,710,346
	Enomoto Co. Ltd.	5,983	56,059
	Enplas Corp.	37,900	1,681,888
	ESPEC Corp.	111,200	1,938,027
	Ferrotec Holdings Corp.	242,300	4,048,802
	FFRI Security, Inc.	7,100	94,152
	Fixstars Corp.	130,200	1,219,810
	Focus Systems Corp.	50,500	355,144
	Forval Corp.	51,100	473,516
*	Fronteo, Inc.	31,100	127,935
	FTGroup Co. Ltd.	51,000	365,699
	Fukui Computer Holdings, Inc.	55,300	975,095

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Furuno Electric Co. Ltd.	148,500	$2,394,330
	Furuya Metal Co. Ltd.	61,900	1,607,168
	Future Corp.	273,600	3,503,250
	Global Security Experts, Inc.	5,400	173,558
	GMO GlobalSign Holdings KK	21,200	387,537
	GMO internet group, Inc.	331,520	5,729,359
	Hagiwara Electric Holdings Co. Ltd.	43,700	963,009
	Hakuto Co. Ltd.	600	17,651
*	Headwaters Co. Ltd.	1,800	107,767
*	Hennge KK	37,700	272,129
	Hibino Corp.	2,500	51,259
	Himacs Ltd.	960	8,728
	Hioki EE Corp.	58,800	3,157,678
	Hochiki Corp.	91,500	1,272,374
	Hokuriku Electric Industry Co. Ltd.	21,839	178,546
	Hosiden Corp.	289,700	4,339,446
	Icom, Inc.	53,100	1,000,951
	ID Holdings Corp.	64,350	619,147
	I’ll, Inc.	40,500	827,625
	Ines Corp.	106,400	1,079,696
	I-Net Corp.	71,690	720,734
	Innotech Corp.	96,100	917,887
	Intelligent Wave, Inc.	48,300	280,043
	Inter Action Corp.	8,000	55,503
	I-PEX, Inc.	46,000	472,930
	Iriso Electronics Co. Ltd.	92,200	1,638,433
	ISB Corp.	51,700	470,250
	Itfor, Inc.	164,300	1,461,193
	Japan Aviation Electronics Industry Ltd.	284,400	5,275,839
	Japan Business Systems, Inc.	5,600	36,464
	Japan Cash Machine Co. Ltd.	90,800	542,235
	Japan Material Co. Ltd.	407,400	4,850,019
	Japan System Techniques Co. Ltd.	72,400	870,991
	JBCC Holdings, Inc.	87,300	2,517,894
	Jeol Ltd.	247,200	9,170,009
	JFE Systems, Inc.	11,500	226,975
*	JIG-SAW, Inc.	11,000	299,188
	Justsystems Corp.	169,900	3,798,870
	Kaga Electronics Co. Ltd.	197,600	3,587,491
*	Kaonavi, Inc.	12,400	191,327

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	KEL Corp.	27,900	$269,393
	Koa Corp.	163,100	1,079,804
	Kohoku Kogyo Co. Ltd.	12,600	244,871
	Konica Minolta, Inc.	2,151,300	8,980,519
	KSK Co. Ltd.	3,000	56,981
	Kyosan Electric Manufacturing Co. Ltd.	189,800	667,497
	Kyowa Electronic Instruments Co. Ltd.	36,800	101,592
	LAC Co. Ltd.	82,700	398,341
	Macnica Holdings, Inc.	421,382	4,806,424
	Marubun Corp.	87,400	587,327
	Maruwa Co. Ltd.	16,200	4,469,052
	Maxell Ltd.	222,300	2,713,723
	MCJ Co. Ltd.	428,700	4,016,875
	Megachips Corp.	88,200	3,145,403
	Meiko Electronics Co. Ltd.	122,000	4,768,265
	Melco Holdings, Inc.	24,200	386,716
	Micronics Japan Co. Ltd.	164,100	4,088,742
	MIMAKI ENGINEERING Co. Ltd.	113,200	997,408
	Miraial Co. Ltd.	21,338	203,740
	Miroku Jyoho Service Co. Ltd.	107,700	1,282,730
	Mitsubishi Research Institute, Inc.	50,800	1,403,792
	Mitsui High-Tec, Inc.	403,100	2,145,094
	m-up Holdings, Inc.	177,200	1,529,208
	Mutoh Holdings Co. Ltd.	5,900	89,713
	Nagano Keiki Co. Ltd.	82,400	1,316,720
	NCD Co. Ltd./Shinagawa	31,500	337,876
	NEC Networks & System Integration Corp.	227,208	4,800,046
	NEOJAPAN, Inc.	4,700	57,464
	NET One Systems Co. Ltd.	476,616	11,571,676
	Nichicon Corp.	136,600	892,281
	Nihon Dempa Kogyo Co. Ltd.	90,300	624,596
	Nihon Denkei Co. Ltd.	43,300	479,924
	Nippon Avionics Co. Ltd.	20,500	315,957
*	Nippon Chemi-Con Corp.	61,700	425,700
	Nippon Electric Glass Co. Ltd.	385,736	8,778,077

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nippon Information Development Co. Ltd.	12,600	$192,560
	Nippon Kodoshi Corp.	51,600	620,270
	Nippon Signal Co. Ltd.	251,292	1,534,613
	Nissha Co. Ltd.	203,200	2,488,394
	Nohmi Bosai Ltd.	130,600	2,578,642
	NPC, Inc.	72,300	421,564
	NSD Co. Ltd.	464,660	10,035,724
	NSW, Inc.	48,600	943,235
	Ohara, Inc.	35,300	297,389
	Oki Electric Industry Co. Ltd.	295,464	1,931,443
	Optex Group Co. Ltd.	160,500	1,707,106
*	Optim Corp.	44,500	172,668
	Optorun Co. Ltd.	52,000	649,359
	Oro Co. Ltd.	26,200	408,924
	Osaki Electric Co. Ltd.	109,540	566,845
	Oval Corp.	26,900	64,879
	PCI Holdings, Inc.	2,500	15,750
	Plus Alpha Consulting Co. Ltd.	94,300	1,318,149
	Pole To Win Holdings, Inc.	60,097	178,844
	Pro-Ship, Inc.	44,900	438,104
	Rakus Co. Ltd.	297,800	3,981,972
	Restar Corp.	108,800	1,870,546
	Riken Keiki Co. Ltd.	163,200	4,623,755
	Riso Kagaku Corp.	8,400	193,595
	Rorze Corp.	240,300	3,502,257
	RS Technologies Co. Ltd.	27,200	698,714
	RYODEN Corp.	92,900	1,476,609
	Ryoyo Ryosan Holdings, Inc.	22,903	383,074
	Sakura Internet, Inc.	88,600	2,678,767
	Samco, Inc.	16,300	345,769
*	Sanken Electric Co. Ltd.	106,199	4,174,815
	Sanshin Electronics Co. Ltd.	67,900	905,080
	Santec Holdings Corp.	18,900	685,866
	Satori Electric Co. Ltd.	69,680	866,341
	SAXA, Inc.	23,800	375,317
	Segue Group Co. Ltd.	23,900	92,166
	Seikoh Giken Co. Ltd.	17,700	409,659
	SEMITEC Corp.	29,200	344,539
	SERAKU Co. Ltd.	2,500	21,643
	Shibaura Electronics Co. Ltd.	84,600	1,955,006
	Shibaura Mechatronics Corp.	69,900	4,816,202
*	SHIFT, Inc.	49,800	5,004,739

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shindengen Electric Manufacturing Co. Ltd.	39,000	$609,956
	Shinko Shoji Co. Ltd.	173,400	1,092,207
	Shizuki Electric Co., Inc.	81,300	189,383
	Showa Shinku Co. Ltd.	21,100	184,754
	Sigma Koki Co. Ltd.	18,900	176,768
	Siix Corp.	175,700	1,286,289
*	Simplex Holdings, Inc.	122,200	1,981,739
	SK-Electronics Co. Ltd.	44,900	689,064
*	Smaregi, Inc.	17,500	330,220
	SMK Corp.	20,849	324,231
	Softcreate Holdings Corp.	96,400	1,366,009
	Soliton Systems KK	41,500	346,309
	Solxyz Co. Ltd.	29,700	55,632
	SRA Holdings	69,900	1,949,692
	Startia Holdings, Inc.	22,600	287,330
	Sumida Corp.	120,001	737,956
*	Sun*, Inc. (4053 JP)	20,800	71,515
	Sun-Wa Technos Corp.	54,500	769,420
	Suzuden Corp.	23,900	279,088
	Suzuki Co. Ltd.	65,977	813,234
	System D, Inc.	1,100	9,620
	System Research Co. Ltd.	63,100	593,359
	System Support, Inc.	31,500	376,823
	Systems Engineering Consultants Co. Ltd.	12,000	319,713
	Systena Corp.	1,354,500	3,217,036
	Tachibana Eletech Co. Ltd.	101,760	1,679,642
	TAKEBISHI Corp.	52,200	710,816
	Tamura Corp.	423,400	1,534,095
	Tazmo Co. Ltd.	58,700	1,395,467
	TDC Soft, Inc.	186,800	1,509,333
	TechMatrix Corp.	237,900	3,453,078
	Tecnos Japan, Inc.	46,200	194,306
	Teikoku Tsushin Kogyo Co. Ltd.	35,100	620,505
	Tera Probe, Inc.	10,900	226,681
	TESEC Corp.	17,700	176,665
	Toho System Science Co. Ltd.	4,050	38,583
	Tokyo Electron Device Ltd.	103,700	2,294,976
	Tokyo Seimitsu Co. Ltd.	43,900	2,362,227
	Tomen Devices Corp.	17,800	723,131
	Topcon Corp.	570,800	5,794,627

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Torex Semiconductor Ltd.	47,100	$472,617
	Toshiba TEC Corp.	116,909	2,658,690
	Towa Corp.	359,100	4,597,831
	Toyo Corp.	128,100	1,320,024
	Tsuzuki Denki Co. Ltd.	46,600	759,296
	Ubicom Holdings, Inc.	7,574	65,966
	Uchida Yoko Co. Ltd.	46,400	1,981,676
	ULS Group, Inc.	12,200	430,998
	User Local, Inc.	24,900	300,139
	V Technology Co. Ltd.	10,300	161,572
	Wacom Co. Ltd.	168,200	775,375
	WILLs, Inc.	30,900	117,755
*	WingArc1st, Inc.	67,400	1,435,801
	YAC Holdings Co. Ltd.	28,800	408,648
	Yamaichi Electronics Co. Ltd.	130,100	2,173,499
	Yashima Denki Co. Ltd.	119,500	1,343,142
	YE DIGITAL Corp.	29,700	137,166
	Yokowo Co. Ltd.	80,975	807,604

TOTAL INFORMATION TECHNOLOGY			382,287,687

MATERIALS — (12.1%)
	Achilles Corp.	59,400	587,296
	ADEKA Corp.	494,500	8,921,078
	Agro-Kanesho Co. Ltd.	2,300	19,780
	Aica Kogyo Co. Ltd.	204,900	4,433,965
	Aichi Steel Corp.	46,165	1,301,421
	Arakawa Chemical Industries Ltd.	83,700	725,765
	Araya Industrial Co. Ltd.	15,800	464,436
	ARE Holdings, Inc.	448,800	5,494,590
	Artience Co. Ltd.	214,900	5,150,702
	Asahi Printing Co. Ltd.	25,700	150,459
	Asahi Yukizai Corp.	84,300	2,249,031
	Asahipen Corp.	2,100	23,835
	Asia Pile Holdings Corp.	181,830	952,807
	C Uyemura & Co. Ltd.	64,100	4,455,102
	Carlit Co. Ltd.	122,213	1,015,928
	Chubu Steel Plate Co. Ltd.	57,500	903,396
	Chuetsu Pulp & Paper Co. Ltd.	23,000	186,023
	Chugoku Marine Paints Ltd.	183,100	2,615,353
	CK-San-Etsu Co. Ltd.	22,500	528,982
	Dai Nippon Toryo Co. Ltd.	113,200	755,733
	Daicel Corp.	387,573	3,420,744

	Shares	Value»
MATERIALS — (Continued)
Daido Steel Co. Ltd.	526,000	$4,072,969
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	79,300	407,465
Daiki Aluminium Industry Co. Ltd.	156,900	1,135,845
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	69,500	1,333,062
Daio Paper Corp.	343,200	1,945,911
Denka Co. Ltd.	322,800	4,561,963
DIC Corp.	387,100	8,427,655
DKS Co. Ltd.	41,115	916,534
Dowa Holdings Co. Ltd.	249,300	8,470,008
Dynapac Co. Ltd.	8,500	101,055
FP Corp.	174,097	3,050,045
Fuji Seal International, Inc.	210,128	3,568,424
Fujikura Kasei Co. Ltd.	56,200	174,497
Fujimi, Inc.	239,000	3,677,038
Fuso Chemical Co. Ltd.	112,800	2,751,132
Godo Steel Ltd.	49,900	1,271,266
Gun-Ei Chemical Industry Co. Ltd.	18,100	325,166
Hakudo Co. Ltd.	39,400	616,299
Harima Chemicals Group, Inc.	64,500	367,889
Hodogaya Chemical Co. Ltd.	24,601	694,345
Hokkan Holdings Ltd.	45,341	511,380
Hokko Chemical Industry Co. Ltd.	115,300	955,390
Hokuetsu Corp.	730,199	7,281,622
Ise Chemicals Corp.	10,400	1,331,256
Ishihara Chemical Co. Ltd.	56,200	890,736
Ishihara Sangyo Kaisha Ltd.	148,150	1,417,738
Ishizuka Glass Co. Ltd.	5,700	90,076
Japan Pure Chemical Co. Ltd.	500	10,263
JCU Corp.	124,200	2,862,793
JSP Corp.	72,300	924,214
Kaneka Corp.	211,400	5,181,670
Kanto Denka Kogyo Co. Ltd.	241,800	1,537,626
KeePer Technical Laboratory Co. Ltd.	83,000	2,279,578
KEIWA, Inc.	36,140	241,969

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
MATERIALS — (Continued)
KH Neochem Co. Ltd.	155,942	$2,102,713
Kimoto Co. Ltd.	133,800	262,146
Koatsu Gas Kogyo Co. Ltd.	183,293	1,089,532
Kohsoku Corp.	70,200	1,152,840
Konishi Co. Ltd.	330,800	2,843,197
Konoshima Chemical Co. Ltd.	21,600	254,831
Krosaki Harima Corp.	116,000	1,858,528
Kumiai Chemical Industry Co. Ltd.	318,687	1,696,362
Kunimine Industries Co. Ltd.	28,300	189,410
Kureha Corp.	260,250	4,806,355
Kurimoto Ltd.	59,000	1,465,417
Kuriyama Holdings Corp.	79,300	636,765
Kyoei Steel Ltd.	114,300	1,296,092
Kyowa Leather Cloth Co. Ltd.	59,100	247,344
Lintec Corp.	240,500	4,990,768
Maeda Kosen Co. Ltd.	232,000	2,685,348
Maruichi Steel Tube Ltd.	251,800	5,426,338
MEC Co. Ltd.	56,500	1,329,287
Mitani Sekisan Co. Ltd.	66,000	2,709,655
Mitsubishi Materials Corp.	526,100	8,631,761
Mitsubishi Paper Mills Ltd.	100,900	321,118
Mitsubishi Steel Manufacturing Co. Ltd.	7,284	61,964
Mitsui Mining & Smelting Co. Ltd.	272,400	8,654,607
MORESCO Corp.	14,300	113,551
Moriroku Holdings Co. Ltd.	15,400	236,331
Mory Industries, Inc.	32,400	1,065,388
Muto Seiko Co.	20,400	218,524
Nakayama Steel Works Ltd.	179,700	885,927
Nasu Denki Tekko Co. Ltd.	3,000	226,568
Neturen Co. Ltd.	157,800	1,027,683
Nicca Chemical Co. Ltd.	39,300	327,395
Nichia Steel Works Ltd.	24,800	47,990
Nihon Kagaku Sangyo Co. Ltd.	79,800	753,346
Nihon Nohyaku Co. Ltd.	143,600	626,039

		Shares	Value»
MATERIALS — (Continued)
	Nihon Parkerizing Co. Ltd.	506,000	$4,264,935
	Nihon Yamamura Glass Co. Ltd.	33,500	339,525
	Nippon Carbide Industries Co., Inc.	37,600	405,295
	Nippon Chemical Industrial Co. Ltd.	23,900	420,407
	Nippon Concrete Industries Co. Ltd.	178,717	383,566
	Nippon Denko Co. Ltd.	487,414	933,764
	Nippon Fine Chemical Co. Ltd.	78,800	1,231,121
	Nippon Kayaku Co. Ltd.	619,600	4,901,219
	Nippon Light Metal Holdings Co. Ltd.	305,490	3,264,993
	Nippon Paper Industries Co. Ltd.	362,006	2,113,364
	Nippon Shokubai Co. Ltd.	487,000	5,478,690
	Nippon Soda Co. Ltd.	272,400	4,537,062
	Nippon Yakin Kogyo Co. Ltd.	73,349	2,017,523
	Nitta Gelatin, Inc.	64,800	388,515
	Nittetsu Mining Co. Ltd.	65,900	1,875,816
	Nozawa Corp.	47,500	254,637
	Oat Agrio Co. Ltd.	49,200	591,396
	Okamoto Industries, Inc.	69,300	2,402,474
	Okura Industrial Co. Ltd.	33,000	584,515
	Osaka Organic Chemical Industry Ltd.	90,943	1,741,794
	Osaka Steel Co. Ltd.	80,800	1,734,108
	OSAKA Titanium Technologies Co. Ltd.	128,100	1,795,959
*	Pacific Metals Co. Ltd.	17,841	158,905
	Pack Corp.	84,100	2,057,960
	PILLAR Corp.	108,800	3,046,201
	Rasa Industries Ltd.	43,000	776,458
	Rengo Co. Ltd.	1,005,600	6,090,864
	Riken Technos Corp.	231,800	1,577,476
	Sakai Chemical Industry Co. Ltd.	80,516	1,435,382
	Sakata INX Corp.	243,000	2,442,875
	Sanyo Chemical Industries Ltd.	70,500	1,912,090
	Sanyo Special Steel Co. Ltd.	62,660	774,551

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Sekisui Kasei Co. Ltd.	136,082	$330,780
	Shikoku Kasei Holdings Corp.	224,500	3,016,830
	Shinagawa Refractories Co. Ltd.	161,000	1,874,427
	Shin-Etsu Polymer Co. Ltd.	262,800	2,717,274
	SK Kaken Co. Ltd.	15,300	894,323
	Soken Chemical & Engineering Co. Ltd.	44,400	927,311
	Stella Chemifa Corp.	52,600	1,555,935
	Sumitomo Bakelite Co. Ltd.	161,500	4,217,507
	Sumitomo Osaka Cement Co. Ltd.	194,099	4,782,851
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,666,697
	T Hasegawa Co. Ltd.	132,800	2,881,771
	Taiheiyo Cement Corp.	216,454	4,715,512
	Taisei Lamick Co. Ltd.	32,400	548,042
	Taiyo Holdings Co. Ltd.	221,700	5,852,466
	Takasago International Corp.	82,700	2,805,215
	Takemoto Yohki Co. Ltd.	35,900	203,449
	Taki Chemical Co. Ltd.	21,500	520,203
	Tayca Corp.	85,117	911,473
	Teijin Ltd.	995,088	8,910,284
	Tenma Corp.	107,200	2,050,619
	Toagosei Co. Ltd.	636,000	6,488,758
	Toho Acetylene Co. Ltd.	56,400	127,076
	Toho Chemical Industry Co. Ltd.	47,000	188,030
	Toho Titanium Co. Ltd.	182,800	1,208,697
*	Toho Zinc Co. Ltd.	36,399	230,630
	Tokai Carbon Co. Ltd.	920,100	5,193,455
	Tokushu Tokai Paper Co. Ltd.	43,658	1,072,804
	Tokuyama Corp.	332,797	5,826,593
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	197,293
	Tokyo Rope Manufacturing Co. Ltd.	26,100	192,366
	Tokyo Steel Manufacturing Co. Ltd.	467,000	4,642,846
	Tokyo Tekko Co. Ltd.	52,900	1,860,008

	Shares	Value»
MATERIALS — (Continued)
Tomoku Co. Ltd.	69,200	$1,048,183
Topy Industries Ltd.	64,500	817,357
Toyo Gosei Co. Ltd.	29,500	1,375,272
Toyobo Co. Ltd.	514,200	3,278,095
TYK Corp.	108,200	291,487
UACJ Corp.	189,241	6,228,819
UBE Corp.	581,000	9,556,573
Valqua Ltd.	103,799	2,226,859
Vertex Corp.	126,294	1,678,202
Wavelock Holdings Co. Ltd.	28,300	110,883
Wood One Co. Ltd.	6,397	31,195
Yamau Holdings Co. Ltd.	5,300	58,504
Yamax Corp.	16,600	136,237
Yodogawa Steel Works Ltd.	133,400	4,714,431
Yotai Refractories Co. Ltd.	111,800	1,218,104
Yushiro Chemical Industry Co. Ltd.	45,200	462,852
Zacros Corp.	97,700	2,755,595
Zeon Corp.	556,293	5,179,391

TOTAL MATERIALS		359,695,429

REAL ESTATE — (1.6%)
AD Works Group Co. Ltd.	106,700	138,181
Airport Facilities Co. Ltd.	127,670	485,863
Anabuki Kosan, Inc.	16,400	215,191
Aoyama Zaisan Networks Co. Ltd.	101,700	888,764
Arealink Co. Ltd.	95,146	1,136,370
AZOOM Co. Ltd.	9,100	348,266
B-Lot Co. Ltd.	21,400	159,958
Cosmos Initia Co. Ltd.	43,300	210,187
CRE, Inc.	25,700	203,306
* CREAL, Inc.	7,100	157,463
Dear Life Co. Ltd.	150,100	823,235
Goldcrest Co. Ltd.	85,970	1,675,609
Grandy House Corp.	100,400	364,046
Heiwa Real Estate Co. Ltd.	113,500	3,117,504
Ichigo, Inc.	68,200	178,690
Innovation Holdings Co. Ltd.	3,100	18,593
JALCO Holdings, Inc.	96,400	226,666
Japan Property Management Center Co. Ltd.	51,800	385,177
JINUSHI Co. Ltd.	77,900	1,070,499
JSB Co. Ltd.	50,800	897,792

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
Kasumigaseki Capital Co. Ltd.	10,400	$986,223
Katitas Co. Ltd.	185,300	2,349,427
Keihanshin Building Co. Ltd.	197,400	1,924,759
LA Holdings Co. Ltd.	15,500	463,397
Leopalace21 Corp.	1,048,500	3,786,035
Loadstar Capital KK	40,000	605,385
Mirarth Holdings, Inc.	523,500	1,682,436
Mugen Estate Co. Ltd.	54,600	557,079
Nisshin Group Holdings Co. Ltd.	193,600	631,370
Relo Group, Inc.	456,756	5,556,150
SAMTY HOLDINGS Co. Ltd.	159,350	3,426,073
Sankyo Frontier Co. Ltd.	47,400	615,168
* SRE Holdings Corp.	46,200	1,151,007
Star Mica Holdings Co. Ltd.	129,371	541,683
Starts Corp., Inc.	200,400	4,616,340
Sun Frontier Fudousan Co. Ltd.	173,400	2,058,598
Sunnexta Group, Inc.	11,100	73,061
* TKP Corp.	12,100	97,001
TOC Co. Ltd.	216,550	862,886
Tokyo Theatres Co., Inc.	25,299	180,052
Tosei Corp.	178,200	2,771,538
Urbanet Corp. Co. Ltd.	102,000	253,832

TOTAL REAL ESTATE		47,890,860

UTILITIES — (1.5%)
Chugoku Electric Power Co., Inc.	156,200	1,136,771
EF-ON, Inc.	69,620	161,713

		Shares	Value»
UTILITIES — (Continued)
*	eRex Co. Ltd.	100,500	$411,447
	Hiroshima Gas Co. Ltd.	288,231	721,201
	Hokkaido Electric Power Co., Inc.	971,300	6,248,358
	Hokkaido Gas Co. Ltd.	419,500	1,610,802
	Hokuriku Electric Power Co.	875,400	6,071,227
	Hokuriku Gas Co. Ltd.	10,100	236,376
	K&O Energy Group, Inc.	84,600	1,755,823
	Nippon Gas Co. Ltd.	655,600	8,960,299
	Okinawa Electric Power Co., Inc.	155,516	1,057,643
*	RENOVA, Inc.	180,199	1,021,104
	Saibu Gas Holdings Co. Ltd.	138,400	1,621,071
	Shikoku Electric Power Co., Inc.	776,800	6,952,031
	Shizuoka Gas Co. Ltd.	255,300	1,712,431
	Toell Co. Ltd.	51,800	262,004
	Toho Gas Co. Ltd.	215,500	5,389,383

TOTAL UTILITIES			45,329,684

TOTAL COMMON STOCKS Cost ($2,449,424,915)			2,929,210,345

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	3,606,100	41,708,152

TOTAL INVESTMENTS — (100.0%)
(Cost $2,491,131,345)			$2,970,918,497

As of October 31, 2024, The Japanese Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	12	12/20/24	$3,533,084	$3,443,100	$(89,984)

Total Futures Contracts			$3,533,084	$3,443,100	$(89,984)

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$58,005,815	—	$58,005,815
Consumer Discretionary	—	482,701,730	—	482,701,730
Consumer Staples	$289,096	237,417,153	—	237,706,249
Energy	—	24,866,976	—	24,866,976
Financials	—	247,126,903	—	247,126,903
Health Care	—	151,483,012	—	151,483,012
Industrials	801,316	891,314,684	—	892,116,000
Information Technology	—	382,287,687	—	382,287,687
Materials	—	359,695,429	—	359,695,429
Real Estate	—	47,890,860	—	47,890,860
Utilities	—	45,329,684	—	45,329,684
Securities Lending Collateral	—	41,708,152	—	41,708,152

Total Investments in Securities	$1,090,412	$2,969,828,085	—	$2,970,918,497

Financial Instruments
Liabilities
Futures Contracts**	(89,984)	—	—	(89,984)

Total Financial Instruments	$(89,984)	—	—	$(89,984)

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value†
COMMON STOCKS — (98.7%)
AUSTRALIA — (69.9%)
#*	29Metals Ltd.	1,018,352	$279,499
*	3P Learning Ltd.	93,233	55,073
#*	4DMedical Ltd.	51,246	17,811
#	Accent Group Ltd.	2,707,091	4,184,311
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,178,806	818,965
#	Adairs Ltd.	1,101,718	1,919,235
*	AIC Mines Ltd.	82,645	19,186
*	AI-Media Technologies Ltd.	113,976	64,444
*	Ainsworth Game Technology Ltd.	570,292	271,348
#*	Alkane Resources Ltd.	2,689,360	1,002,035
*	Alliance Aviation Services Ltd.	445,166	790,853
#*	Alligator Energy Ltd.	5,133,833	152,076
#*	AMA Group Ltd.	28,826,408	1,205,946
	Amotiv Ltd.	966,133	6,724,465
	AMP Ltd.	15,419,283	14,403,820
	Ansell Ltd.	870,421	17,699,791
#*	Anson Resources Ltd.	569,514	27,069
#*	Antipa Minerals Ltd.	3,268,084	57,427
#*	Appen Ltd.	1,225,627	1,591,560
#*	Arafura Rare Earths Ltd. (ARU AU)	12,494,993	1,225,121
#	ARB Corp. Ltd.	524,109	14,198,848
#*	Archer Materials Ltd.	451,698	81,093
*	Ardea Resources Ltd.	232,320	61,218
*	Argosy Minerals Ltd.	971,570	27,060
#	ARN Media Ltd.	1,093,529	530,822
#*	Aroa Biosurgery Ltd.	310,301	125,515
#*	Articore Group Ltd.	1,125,474	247,362
	AUB Group Ltd.	677,371	14,195,815
#*	Audinate Group Ltd.	384,321	2,342,108
#*	Aura Energy Ltd.	296,027	29,714
#*	Aurelia Metals Ltd.	8,702,093	1,058,401
#*	Aussie Broadband Ltd.	1,467,342	3,504,137
*	Austal Ltd.	1,848,606	3,991,554
#	Austin Engineering Ltd.	927,055	320,426
#*	Australian Agricultural Co. Ltd.	1,157,664	1,070,431
#	Australian Clinical Labs Ltd.	1,116,552	2,654,846
#	Australian Ethical Investment Ltd.	536,686	1,586,050
#	Australian Finance Group Ltd.	1,340,419	1,406,175

		Shares	Value†
AUSTRALIA — (Continued)
#*	Australian Strategic Materials Ltd.	396,014	$138,084
#*	Australian Vanadium Ltd.	16,823,179	177,053
#*	Australian Vintage Ltd.	2,444,948	231,575
#	Auswide Bank Ltd.	279,829	775,721
	Autosports Group Ltd.	14,044	20,746
#*	AVJennings Ltd.	7,298,697	1,585,133
#††	AVZ Minerals Ltd.	263,719	27,651
#	Baby Bunting Group Ltd.	726,062	855,986
#	Bank of Queensland Ltd.	4,191,047	17,926,400
#*	Bannerman Energy Ltd. (BMN AU)	134,890	263,289
	Bapcor Ltd.	2,034,719	6,096,652
*	BCI Minerals Ltd.	5,533,358	1,146,250
	Beach Energy Ltd.	9,447,642	7,738,173
#	Beacon Lighting Group Ltd.	516,671	995,868
#	Beacon Minerals Ltd.	2,446,902	38,399
	Bega Cheese Ltd.	1,704,621	5,745,377
#	Bell Financial Group Ltd.	759,708	633,066
#*	Bellevue Gold Ltd.	7,811,743	8,289,683
*	Berkeley Energia Ltd.	37,692	9,423
#*	Betmakers Technology Group Ltd.	2,082,069	122,986
#*	Bigtincan Holdings Ltd.	1,689,773	192,468
#*	Black Cat Syndicate Ltd. (BC8 AU)	80,356	30,883
	Black Cat Syndicate Ltd. (BC8XX AU)	16,988	6,540
*	Black Rock Mining Ltd.	3,083,310	107,852
#*	Boss Energy Ltd.	1,972,460	4,386,450
#*	Bravura Solutions Ltd.	2,358,827	2,339,348
	Breville Group Ltd.	572,093	11,891,240
	Brickworks Ltd.	509,877	9,057,988
#*	Bubs Australia Ltd.	1,112,690	90,748
#*††	Calidus Resources Ltd.	635,134	35,946
††	Calima Energy Ltd.	1,300,593	5,991
*	Calix Ltd.	11,872	6,854
	Capitol Health Ltd.	5,647,083	1,392,329
	Capral Ltd.	88,162	553,203
*	Capricorn Metals Ltd.	2,247,310	9,332,204
#*	Carnarvon Energy Ltd.	9,823,817	994,177

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
#	Cash Converters International Ltd.	2,338,558	$337,847
#*	Catapult Group International Ltd.	510,098	875,186
	Cedar Woods Properties Ltd.	378,335	1,429,008
*	Centaurus Metals Ltd.	22,705	6,560
*	Centrebet International Ltd.	81,336	0
#*	Cettire Ltd.	1,410,867	1,398,730
	Challenger Ltd.	2,626,459	10,402,211
#	Champion Iron Ltd.	2,575,816	9,886,162
#*	Chrysos Corp. Ltd.	200,245	715,191
*	City Chic Collective Ltd.	424,069	37,149
*	Clean Seas Seafood Ltd.	39,834	5,532
	ClearView Wealth Ltd.	186,755	64,450
#	Clinuvel Pharmaceuticals Ltd.	296,153	2,757,506
#	Clover Corp. Ltd.	788,775	268,399
#*	Coast Entertainment Holdings Ltd.	2,456,828	720,709
#	Cobram Estate Olives Ltd.	13,612	17,197
	Codan Ltd.	712,774	7,374,597
#	COG Financial Services Ltd.	12,471	7,935
#*	Cogstate Ltd.	285,806	183,583
	Collins Foods Ltd.	675,617	3,688,582
*	Comet Ridge Ltd.	3,295,453	345,094
*	Cooper Energy Ltd.	16,645,849	1,910,619
#*	Core Lithium Ltd.	2,708,158	193,498
Ω	Coronado Global Resources, Inc., CDI	3,885,415	2,588,253
#	Corporate Travel Management Ltd.	798,985	6,472,550
	Credit Corp. Group Ltd.	519,362	5,868,126
#	Dalrymple Bay Infrastructure Ltd.	923,154	2,035,034
	Data#3 Ltd.	880,231	4,216,934
#*	De Grey Mining Ltd.	9,999,937	9,954,680
#*	Deep Yellow Ltd.	5,675,608	5,035,099
#*	Delta Lithium Ltd.	188,079	30,886
	Deterra Royalties Ltd.	2,510,834	6,074,480
#*	Develop Global Ltd.	900,160	1,520,587
	Dicker Data Ltd.	495,599	2,797,945
	Domain Holdings Australia Ltd.	1,510,809	2,977,816

		Shares	Value†
AUSTRALIA — (Continued)
#	Domino’s Pizza Enterprises Ltd.	374,571	$8,197,689
	Downer EDI Ltd.	3,848,350	14,100,523
#*	Dreadnought Resources Ltd.	5,603,062	55,359
*	Dropsuite Ltd.	5,217	13,524
#*	DUG Technology Ltd.	75,695	91,909
#	Duratec Ltd.	332,117	358,175
#	Eagers Automotive Ltd.	873,166	6,335,157
#*	Ecograf Ltd.	1,581,731	81,818
	Elanor Investor Group	55,544	29,974
	Elders Ltd.	1,033,495	5,764,889
#*	Electro Optic Systems Holdings Ltd.	89,975	84,022
#*	Elixir Energy Ltd.	2,250,692	81,523
#*	Emeco Holdings Ltd.	1,881,451	952,974
*	Emerald Resources NL	3,195,092	8,775,513
#*	EML Payments Ltd.	1,789,967	784,625
	Enero Group Ltd.	305,420	223,305
#*	EnviroSuite Ltd.	1,131,191	55,998
#	EQT Holdings Ltd.	147,072	2,995,408
	Eureka Group Holdings Ltd. (EGH AU)	67,856	28,343
	Eureka Group Holdings Ltd. (EGHXX AU)	25,405	10,617
#*	European Lithium Ltd.	3,882,196	76,064
	Euroz Hartleys Group Ltd.	329,402	176,804
	EVT Ltd.	540,211	3,857,210
*	Experience Co. Ltd.	102,579	8,993
*	Fenix Resources Ltd.	2,015,432	358,271
*	Finbar Group Ltd.	378,713	222,870
*	Findi Ltd.	24,864	103,865
#††	Firefinch Ltd.	1,569,275	38,728
*	FleetPartners Group Ltd.	1,402,911	2,689,043
#	Fleetwood Ltd.	521,125	703,190
#	Flight Centre Travel Group Ltd.	1,185,439	12,398,565
#*	Frontier Digital Ventures Ltd.	1,085,135	322,556
	G8 Education Ltd.	4,401,407	3,877,045
#*	Galan Lithium Ltd.	2,214,006	253,615
#	Generation Development Group Ltd.	33,566	75,664
*	Genesis Minerals Ltd.	358,594	572,583
*	Genetic Signatures Ltd.	243,623	107,719

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	GenusPlus Group Ltd.	23,052	$35,445
	Gold Road Resources Ltd.	8,482,177	11,063,070
#	GR Engineering Services Ltd.	490,542	680,345
	GrainCorp Ltd., Class A	1,402,985	8,290,220
	Grange Resources Ltd.	3,702,236	607,524
	GWA Group Ltd.	1,332,000	2,031,335
	Hansen Technologies Ltd.	1,168,203	3,814,855
	Harvey Norman Holdings Ltd.	406,858	1,220,203
*	Healius Ltd.	4,269,945	4,619,231
	Helia Group Ltd.	1,981,673	5,265,328
	Helloworld Travel Ltd.	51,370	60,558
#*	Highfield Resources Ltd.	535,052	98,295
#*	Hillgrove Resources Ltd.	937,758	41,081
	Horizon Oil Ltd.	3,251,557	404,111
*	Hot Chili Ltd.	169,686	93,805
	HUB24 Ltd.	464,881	20,923,063
#	Humm Group Ltd.	2,728,717	1,271,681
#	IDP Education Ltd.	1,459,691	13,288,940
	Iluka Resources Ltd.	2,543,616	9,775,698
	Imdex Ltd.	3,430,415	5,827,693
#*	Immutep Ltd. (IMM AU)	5,992,970	1,120,207
#*	Immutep Ltd. (IMMP US), Sponsored ADR	7,245	13,150
*	ImpediMed Ltd.	267,755	9,682
#*	Imugene Ltd.	4,503,837	126,775
	Incitec Pivot Ltd.	430,883	850,010
	Infomedia Ltd.	2,081,584	1,942,051
	Inghams Group Ltd.	2,265,192	4,257,738
	Insignia Financial Ltd.	3,198,090	6,922,036
#	Integral Diagnostics Ltd.	1,493,789	3,062,979
*	Integrated Research Ltd.	58,872	24,648
*	Investigator Resources Ltd.	278,908	8,774
#*	Invictus Energy Ltd.	525,574	23,791
#*	ioneer Ltd.	9,028,402	1,704,405
#	IPD Group Ltd.	171,621	521,050
	IPH Ltd.	1,488,982	5,239,136
*	IRESS Ltd.	752,699	4,894,716
	IVE Group Ltd.	637,511	889,725
#	Johns Lyng Group Ltd.	950,732	2,380,533

		Shares	Value†
AUSTRALIA — (Continued)
*	Judo Capital Holdings Ltd.	3,145,534	$3,865,577
	Jumbo Interactive Ltd.	208,843	1,762,285
	Jupiter Mines Ltd.	4,713,798	541,527
#*	Karoon Energy Ltd.	3,623,312	3,302,768
#	Kelly Partners Group Holdings Ltd.	3,572	19,010
#	Kelsian Group Ltd.	1,074,643	2,751,350
#	Kogan.com Ltd.	497,243	1,512,798
#*	Lark Distilling Co. Ltd.	53,414	42,371
#	Lendlease Corp. Ltd.	4,167,541	18,465,149
#*††	Leo Lithium Ltd.	726,998	43,059
*	Lepidico Ltd.	2,895,993	4,776
	Liberty Financial Group Ltd.	4,470	9,261
#	Lifestyle Communities Ltd.	607,128	3,422,224
#	Lindsay Australia Ltd.	800,599	446,247
#	Lovisa Holdings Ltd.	413,156	8,028,054
	Lycopodium Ltd.	129,244	971,209
#	MA Financial Group Ltd.	641,908	2,695,397
#	Maas Group Holdings Ltd.	234,831	721,794
#*	Mach7 Technologies Ltd.	42,643	12,750
	Macmahon Holdings Ltd.	6,928,224	1,730,157
*	Macquarie Technology Group Ltd.	77,799	4,224,940
#	Mader Group Ltd.	101,553	404,612
	Magellan Financial Group Ltd.	1,178,089	8,253,712
*††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	105,244	131,577
*	Mayne Pharma Group Ltd.	462,326	1,301,796
	McMillan Shakespeare Ltd.	295,882	2,839,339
	McPherson’s Ltd.	653,702	164,823
*	MedAdvisor Ltd.	159,326	24,429
#*	Megaport Ltd.	933,580	4,237,175
#*	Melbana Energy Ltd.	1,489,820	28,352
#*	Mesoblast Ltd. (MSB AU)	4,192,027	3,600,381
#*	Metals X Ltd.	4,098,974	1,305,577
	Metcash Ltd.	6,428,419	12,894,528
#*	Metro Mining Ltd.	3,007,921	104,239
	Michael Hill International Ltd. (MHJ AU)	32,450	12,763

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
#	Michael Hill International Ltd. (MHJ NZ)	1,088,653	$423,217
	Monadelphous Group Ltd.	546,409	4,504,584
	Monash IVF Group Ltd.	2,338,884	1,802,172
*	Morning Star Gold NL	332,749	0
#*	Mount Gibson Iron Ltd.	4,121,312	825,311
	Myer Holdings Ltd.	3,612,980	2,143,574
#	MyState Ltd.	647,527	1,611,732
#*	Nanosonics Ltd.	1,558,371	3,249,889
	Navigator Global Investments Ltd.	1,931,604	2,188,310
#*	Neometals Ltd.	161,212	9,996
	Netwealth Group Ltd.	417,119	7,525,927
	New Hope Corp. Ltd.	2,939,122	9,384,037
#*	New World Resources Ltd.	2,751,437	36,227
	nib holdings Ltd.	2,769,896	10,485,015
	Nick Scali Ltd.	447,018	4,110,171
	Nickel Industries Ltd.	11,181,416	6,605,863
	Nine Entertainment Co. Holdings Ltd.	8,173,519	6,288,591
#*	Novonix Ltd.	1,098,177	502,731
	NRW Holdings Ltd.	2,894,826	7,295,187
	Nufarm Ltd.	2,268,822	5,717,346
*	Nuix Ltd.	1,191,919	6,019,688
	Objective Corp. Ltd.	118,057	1,251,616
*	OFX Group Ltd.	1,617,269	1,551,068
#*	OM Holdings Ltd.	676,887	165,837
#*	Omni Bridgeway Ltd.	1,611,525	968,676
	oOh!media Ltd.	2,618,980	2,124,180
	Orora Ltd.	6,609,548	10,446,735
#	Pacific Current Group Ltd.	333,540	2,395,031
#	Pacific Smiles Group Ltd.	272,678	343,253
*	Paladin Energy Ltd.	974,980	6,418,881
#	Panoramic Resources Ltd.	10,367,820	47,761
*	Pantoro Ltd.	14,193,616	1,164,081
#*	Paradigm Biopharmaceuticals Ltd.	59,638	8,246
*	Paragon Care Ltd.	1,752,460	481,941
	Peet Ltd.	1,392,145	1,246,179
#*	Peninsula Energy Ltd.	8,727,674	528,086
#	PeopleIN Ltd.	219,588	118,887
#	Pepper Money Ltd.	372,008	349,677
	Perenti Ltd.	4,722,783	3,628,300
#	Perpetual Ltd.	478,581	6,350,454
	Perseus Mining Ltd.	8,522,822	15,934,578

		Shares	Value†
AUSTRALIA — (Continued)
#	Peter Warren Automotive Holdings Ltd.	357,403	$405,696
*	PEXA Group Ltd.	806,634	7,166,153
#	Platinum Asset Management Ltd.	2,481,566	1,995,063
*	Playside Studios Ltd.	719,700	232,258
#	PointsBet Holdings Ltd.	616,994	319,566
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
#*	Praemium Ltd.	2,824,558	1,253,233
#*	Predictive Discovery Ltd.	1,903,879	347,940
	Premier Investments Ltd.	445,020	9,793,071
#	Propel Funeral Partners Ltd.	267,951	1,066,518
#*††	Province Resources Ltd.	889,179	4,681
	PWR Holdings Ltd.	613,095	3,658,210
	Ramelius Resources Ltd.	7,601,884	11,860,662
#*	ReadyTech Holdings Ltd.	271,579	528,952
	Regal Partners Ltd.	40,660	98,920
	Regis Healthcare Ltd.	908,858	3,866,120
*	Regis Resources Ltd.	4,088,692	7,202,239
#	Reject Shop Ltd.	173,550	328,612
	Reliance Worldwide Corp. Ltd.	4,299,287	14,638,164
#	Resimac Group Ltd.	124,613	72,427
*	Resolute Mining Ltd.	11,629,734	6,218,292
#*	Retail Food Group Ltd.	13,948,578	597,819
#	Ridley Corp. Ltd.	1,726,902	2,999,106
*	RPMGlobal Holdings Ltd.	1,121,436	2,184,731
*	Sandfire Resources Ltd.	2,832,715	19,170,973
*	Select Harvests Ltd.	961,523	2,289,917
#	Servcorp Ltd.	304,104	1,006,135
	Service Stream Ltd.	3,925,545	3,891,183
#*	Seven West Media Ltd.	5,319,493	559,372
	SG Fleet Group Ltd.	682,089	1,211,593
	Shaver Shop Group Ltd.	568,779	518,132
*	Sheffield Resources Ltd.	249,376	33,574
	Shine Justice Ltd.	59,739	32,112
	Shriro Holdings Ltd.	24,206	12,340

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
#	Sigma Healthcare Ltd.	9,761,731	$12,532,679
#*	Silver Mines Ltd.	4,378,799	315,971
	Sims Ltd. (SGM AU)	1,040,726	8,648,419
	SmartGroup Corp. Ltd.	928,905	4,712,895
#	Solvar Ltd.	1,044,352	903,535
	Southern Cross Electrical Engineering Ltd.	1,250,583	1,336,777
#	Southern Cross Media Group Ltd.	1,077,085	367,625
*††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	2,773,484	2,027,673
#*	St Barbara Ltd.	5,239,124	1,581,685
	Stanmore Resources Ltd.	1,650,566	3,386,810
#*	Star Entertainment Group Ltd.	12,239,390	1,908,104
	Step One Clothing Ltd.	83,764	83,015
*††	Strandline Resources Ltd.	2,534,832	30,027
*	Strickland Metals Ltd.	113,940	5,691
#*	Strike Energy Ltd.	2,776,391	388,167
#††	Sunland Group Ltd.	644,302	5,936
	Super Retail Group Ltd.	953,872	9,045,092
#*	Superloop Ltd.	2,792,862	3,411,966
	Supply Network Ltd.	3,608	73,720
#*	Syrah Resources Ltd.	4,333,368	843,505
	Tabcorp Holdings Ltd.	13,630,940	4,181,411
*	Temple & Webster Group Ltd.	593,330	4,482,694
*††	Ten Sixty Four Ltd.	1,044,721	75,628
#	Terracom Ltd.	2,757,084	360,806
	Tribune Resources Ltd.	14,725	48,422
*	Tuas Ltd.	1,007,354	3,395,013
#*	Tyro Payments Ltd.	2,946,753	1,490,143
#	Universal Store Holdings Ltd.	19,109	98,652
*	Vault Minerals Ltd.	34,710,486	8,940,327
	Ventia Services Group Pty. Ltd.	4,858,845	14,592,600
Ω	Viva Energy Group Ltd.	6,728,077	11,574,158
#*	Viva Leisure Ltd.	84,215	78,613
#*	Vulcan Energy Resources Ltd.	76,760	257,491
	Vulcan Steel Ltd.	66,176	323,436
*	Wagners Holding Co. Ltd.	137,096	118,940

		Shares	Value†
AUSTRALIA — (Continued)
*††	Walkabout Resources Ltd.	1,129,282	$71,458
#*	WEB Travel Group Ltd.	2,412,786	6,336,387
*	Webjet Group Ltd.	2,412,786	1,230,587
*	West African Resources Ltd.	6,987,249	8,388,142
	Westgold Resources Ltd.	5,468,718	11,511,237
	Whitehaven Coal Ltd.	1,237,035	5,532,495
*	Xanadu Mines Ltd.	452,612	19,007
	XRF Scientific Ltd.	209,215	225,152
*	Zip Co. Ltd.	9,179,113	17,894,560

TOTAL AUSTRALIA			968,178,954

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	2,061,500	103,552
	SIIC Environment Holdings Ltd. (SIIC SP)	2,333,920	294,272

TOTAL CHINA			397,824

HONG KONG — (16.4%)
*	Aceso Life Science Group Ltd.	7,436,400	59,928
*	Acme International Holdings Ltd.	50,000	12,022
	Aeon Credit Service Asia Co. Ltd.	702,248	527,420
*	Allied Group Ltd.	4,870,000	919,556
	Analogue Holdings Ltd.	842,000	107,177
	APAC Resources Ltd.	2,637,285	365,506
#*	Apollo Future Mobility Group Ltd.	583,599	39,752
	Asia Financial Holdings Ltd.	1,626,908	820,370
*	Asia Standard International Group Ltd.	10,846,917	549,174
	ASMPT Ltd.	907,300	9,835,894
	Associated International Hotels Ltd.	662,000	460,326
	Bank of East Asia Ltd.	4,042,692	5,008,222
	Best Mart 360 Holdings Ltd.	994,000	214,534
*	Blue River Holdings Ltd.	130,000	1,678

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	3,614,000	$1,035,351
	Build King Holdings Ltd.	630,000	79,710
	Cafe de Coral Holdings Ltd.	1,632,000	1,750,687
*	Century City International Holdings Ltd.	1,627,460	39,819
	Chen Hsong Holdings	1,296,000	239,020
	Cheuk Nang Holdings Ltd.	771,714	168,398
	Chevalier International Holdings Ltd.	672,989	416,385
*	Chi Kan Holdings Ltd.	64,000	21,984
*	China Energy Development Holdings Ltd.	47,476,000	389,971
	China Motor Bus Co. Ltd.	75,800	512,889
#*	China Star
	Entertainment Ltd.	10,010,000	728,769
*	Chinese Estates Holdings Ltd.	2,286,500	371,420
	Chinney Investments Ltd.	216,000	20,669
#	Chow Sang Sang Holdings International Ltd.	1,861,000	1,532,184
*	Chuang’s China Investments Ltd.	6,271,407	87,002
*	Chuang’s Consortium International Ltd.	7,519,043	364,819
	CITIC Telecom International Holdings Ltd.	10,503,125	3,010,844
#*	CK Life Sciences International Holdings, Inc.	14,016,000	818,710
*	C-Mer Medical Holdings Ltd.	2,716,000	798,759
	CN Logistics International Holdings Ltd.	33,000	14,931
*	CNT Group Ltd.	7,979,264	298,694
	Convenience Retail Asia Ltd.	720,000	45,240
#††	Convoy, Inc.	32,922,000	132,550
#*	Cowell e Holdings, Inc.	1,032,000	3,184,653

		Shares	Value†
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	723,500	$396,238
*	CSC Holdings Ltd.	83,051,250	329,722
*	CSI Properties Ltd.	44,316,383	498,721
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,105,516	1,982,820
	Dah Sing Financial Holdings Ltd.	957,744	3,122,436
	Dickson Concepts International Ltd.	810,000	501,713
	Dream International Ltd.	148,000	91,718
	Dynamic Holdings Ltd.	218,000	215,437
	Eagle Nice International Holdings Ltd.	892,000	471,023
#	EC Healthcare	2,072,097	202,172
††	EcoGreen International Group Ltd.	1,994,640	91,418
	Emperor Entertainment Hotel Ltd.	1,310,370	58,080
	Emperor International Holdings Ltd.	8,564,753	287,386
	Emperor Watch & Jewellery Ltd.	12,220,000	274,852
*	Energy International Investments Holdings Ltd.	704,000	45,105
*	ENM Holdings Ltd.	12,820,000	485,554
*	Esprit Holdings Ltd.	10,240,325	179,908
Ω	ESR Group Ltd.	1,039,600	1,409,401
*	Eternity Investment Ltd.	360,000	3,130
	EuroEyes International Eye Clinic Ltd.	331,000	188,071
	Fairwood Holdings Ltd.	350,958	316,654
	Far East Consortium International Ltd.	6,237,629	927,978
	First Pacific Co. Ltd.	10,946,000	6,155,194
#*Ω	FIT Hon Teng Ltd.	6,887,000	2,322,351
#*Ω	Fosun Tourism Group	366,000	170,366
	Four Seas Mercantile Holdings Ltd.	610,000	196,136
*Ω	Frontage Holdings Corp.	1,324,000	135,515
	FSE Lifestyle Services Ltd.	499,000	372,358

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Get Nice Financial Group Ltd.	2,438,600	$237,264
	Giordano International Ltd.	5,912,000	1,297,098
	Glorious Sun Enterprises Ltd.	2,172,000	304,012
#††	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	190,765
	Golden Resources Development International Ltd.	4,216,500	225,818
*	GR Life Style Company Ltd.	2,224,000	244,468
	Great Eagle Holdings Ltd.	1,110,472	1,639,884
*	Greentech Technology International Ltd.	2,594,000	93,428
	G-Resources Group Ltd.	1,248,810	472,942
	Guoco Group Ltd.	15,000	141,952
#	Guotai Junan International Holdings Ltd.	13,877,797	2,049,946
	Hang Lung Group Ltd.	3,666,000	4,793,330
	Hang Lung Properties Ltd.	5,582,370	4,688,983
	Hanison Construction Holdings Ltd.	2,713,649	142,049
*	Harbour Centre Development Ltd.	928,500	620,541
	HKBN Ltd.	3,768,500	1,659,753
*	HKR International Ltd.	2,819,369	363,196
	Hon Kwok Land Investment Co. Ltd.	388,800	65,515
*	Hong Kong ChaoShang Group Ltd.	360,000	41,654
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	567,944
*	Hong Kong Technology Venture Co. Ltd.	1,453,784	270,647
#	Hongkong & Shanghai Hotels Ltd.	2,178,989	1,542,665
	Hongkong Chinese Ltd.	4,060,000	143,288
Ω	Honma Golf Ltd.	1,002,500	460,614
	Hung Hing Printing Group Ltd.	2,940,000	384,901

		Shares	Value†
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,242,000	$884,572
	Hysan Development Co. Ltd.	2,859,000	4,637,157
*	IGG, Inc.	3,437,000	1,817,429
Ω	Impro Precision Industries Ltd.	454,000	133,727
	International Housewares Retail Co. Ltd.	1,856,000	253,055
*	IPE Group Ltd.	3,145,000	197,011
*	ITC Properties Group Ltd.	2,984,292	112,095
	Jacobson Pharma Corp. Ltd.	3,580,000	295,279
	Johnson Electric Holdings Ltd.	1,724,668	2,618,044
	K Wah International Holdings Ltd.	2,217,000	513,112
*	Kader Holdings Co. Ltd.	14,000	504
	Karrie International Holdings Ltd.	2,390,000	251,593
	Keck Seng Investments Hong Kong Ltd.	856,600	234,862
	Kerry Logistics Network Ltd.	1,812,000	1,701,738
	Kerry Properties Ltd.	2,811,000	5,937,447
	Kingmaker Footwear Holdings Ltd.	1,482,955	147,823
#	Kowloon Development Co. Ltd.	2,131,663	1,074,526
	KRP Development Holdings Ltd.	123,000	10,509
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,135
*	Lai Sun Development Co. Ltd.	2,556,894	245,061
*	Lai Sun Garment International Ltd.	1,497,442	135,723
	Lam Soon Hong Kong Ltd.	326,310	378,979
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	275,337
*	Lippo Ltd.	324,700	34,722
	Liu Chong Hing Investment Ltd.	828,200	445,350

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Luk Fook Holdings International Ltd.	1,755,000	$3,362,461
	Man Wah Holdings Ltd.	6,598,400	4,793,987
	Matrix Holdings Ltd.	1,007,414	88,748
*	MECOM Power & Construction Ltd.	2,937,999	73,297
	Melbourne Enterprises Ltd.	39,500	325,744
#*	Melco International Development Ltd.	1,209,000	743,795
*††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,053,987	229,757
	Miramar Hotel & Investment	1,170,000	1,405,961
	Modern Dental Group Ltd.	1,570,000	756,268
#*	Mongolian Mining Corp.	2,247,000	2,554,164
*	NagaCorp Ltd.	5,503,359	2,263,115
	Nameson Holdings Ltd.	2,736,000	288,988
	Nanyang Holdings Ltd.	133,500	435,490
	National Electronics Holdings	2,594,600	187,223
*††	National United Resources Holdings Ltd.	1,828,000	8,261
	New World Development Co. Ltd.	5,992,000	6,022,369
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,007,000	580,614
	NWS Holdings Ltd.	4,905,000	5,059,895
	Oriental Watch Holdings	1,922,536	852,268
*	Oshidori International Holdings Ltd.	18,287,400	405,754
	Pacific Basin Shipping Ltd.	25,642,000	7,062,225
#	Pacific Textiles Holdings Ltd.	4,435,000	915,128
*	Paliburg Holdings Ltd.	3,180,830	315,981
*	Paradise Entertainment Ltd.	320,000	37,245
	PAX Global Technology Ltd.	744,000	492,905
	PC Partner Group Ltd.	1,354,000	802,881
	PCCW Ltd.	19,017,545	10,444,568

		Shares	Value†
HONG KONG — (Continued)
#*††	Peace Mark Holdings Ltd.	2,479,870	$0
	Pentamaster International Ltd.	1,648,000	144,011
#	Perfect Medical Health Management Ltd.	1,562,000	518,054
	Pico Far East Holdings Ltd.	4,002,000	946,509
	Playmates Holdings Ltd.	7,082,000	528,937
	Plover Bay Technologies Ltd.	1,677,000	1,163,455
*	PT International Development Co. Ltd.	5,203,725	25,594
*	Public Financial Holdings Ltd.	1,644,000	350,625
*††	Pyxis Group Ltd.	1,936,000	0
#*	Realord Group Holdings Ltd.	56,000	53,444
*	Regal Hotels International Holdings Ltd.	2,497,800	804,210
#Ω	Regina Miracle International Holdings Ltd.	1,757,000	521,083
*	Sa Sa International Holdings Ltd.	978,000	85,648
	Safety Godown Co. Ltd.	1,200,000	297,138
Ω	Samsonite International SA	4,615,200	10,845,283
	SAS Dragon Holdings Ltd.	1,846,000	998,719
#	SEA Holdings Ltd.	1,657,523	317,019
#*	Shandong Hi-Speed Holdings Group Ltd.	43,000	31,063
	Shangri-La Asia Ltd.	4,818,000	3,480,329
*	Shun Ho Property Investments Ltd.	1,084,757	100,738
*	Shun Tak Holdings Ltd.	6,391,419	551,083
	Singamas Container Holdings Ltd.	7,160,000	634,017
#*	SJM Holdings Ltd.	8,879,750	3,053,494
	SmarTone Telecommunications Holdings Ltd.	1,749,981	953,151
#*	Solomon Systech International Ltd.	8,396,000	612,275
	Soundwill Holdings Ltd.	424,286	291,495

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
*	South China Holdings Co. Ltd.	17,774,503	$91,338
	Stella International Holdings Ltd.	2,617,000	4,885,212
	Sun Hung Kai & Co. Ltd.	2,926,327	1,042,712
	SUNeVision Holdings Ltd.	3,146,000	1,573,866
	TAI Cheung Holdings Ltd.	1,673,000	654,499
	Tai Hing Group Holdings Ltd.	221,000	18,757
	Tai Sang Land Development Ltd.	798,910	215,481
	Tan Chong International Ltd.	1,176,000	181,882
	Tao Heung Holdings Ltd.	1,396,000	89,718
#*	Television Broadcasts Ltd.	1,566,000	653,865
*	Texhong International Group Ltd.	405,000	219,716
	Texwinca Holdings Ltd.	3,404,000	403,727
	Theme International Holdings Ltd.	10,790,000	540,143
	Tian Teck Land Ltd.	1,024,000	285,556
*	Tongda Group Holdings Ltd.	640,000	7,777
	Town Health International Medical Group Ltd.	7,304,115	233,828
	Tradelink Electronic Commerce Ltd.	2,774,000	324,480
	Transport International Holdings Ltd.	987,531	1,061,849
	Tycoon Group Holdings Ltd.	178,000	87,799
	United Laboratories International Holdings Ltd.	4,818,000	6,539,895
*	Universal Technologies Holdings Ltd.	1,730,000	30,009
*††	Untrade.Genting Hk	5,824,000	0
#	Value Partners Group Ltd.	5,886,000	1,366,520
	Vedan International Holdings Ltd.	3,576,000	227,880
	Vesync Co. Ltd.	115,000	58,531
	Vitasoy International Holdings Ltd.	3,325,000	3,760,675

		Shares	Value†
HONG KONG — (Continued)
#	Viva Goods Company Ltd.	600,000	$47,118
*	Vobile Group Ltd.	1,855,000	836,003
#*Ω	VPower Group International Holdings Ltd.	2,510,397	64,117
	VSTECS Holdings Ltd.	3,777,600	2,184,293
	VTech Holdings Ltd.	736,100	5,479,435
*	Wai Kee Holdings Ltd.	3,130,738	293,294
*	Wang On Group Ltd.	41,740,000	107,774
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	103,916
	Wing On Co. International Ltd.	510,000	800,696
	Wing Tai Properties Ltd.	1,555,331	380,628
	Wynn Macau Ltd.	2,288,800	1,806,245
	Xinyi Glass Holdings Ltd.	3,267,812	3,710,881
*	YT Realty Group Ltd.	968,124	35,859
	YTO International Express & Supply Chain Technology Ltd.	444,000	75,513
	Yue Yuen Industrial Holdings Ltd.	3,866,500	8,127,868
*	Yunfeng Financial Group Ltd.	612,000	88,825
*††	Zensun Enterprises Ltd.	190,000	3,031
*	Zhaobangji Lifestyle Holdings Ltd.	1,320,000	28,719

TOTAL HONG KONG			227,950,317

NEW ZEALAND — (3.1%)
	AFT Pharmaceuticals Ltd.	34,226	65,575
#	Air New Zealand Ltd.	6,801,581	2,095,941
	Arvida Group Ltd.	1,752,407	1,780,603
	Briscoe Group Ltd.	34,115	104,408
#	Channel Infrastructure NZ Ltd.	1,193,044	1,259,637
	Chorus Ltd. (CNU NZ)	47,988	251,005
#	Colonial Motor Co. Ltd.	70,115	293,408
	Comvita Ltd.	50,282	34,342
	Delegat Group Ltd.	6,400	19,724
*	Eroad Ltd.	39,322	21,558

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
NEW ZEALAND — (Continued)
*	Fletcher Building Ltd. (FBU NZ)	1,472,811	$2,618,873
#	Freightways Group Ltd.	666,365	4,177,514
	Genesis Energy Ltd.	519,446	662,099
#*	Gentrack Group Ltd.	93,489	558,897
#	Hallenstein Glasson Holdings Ltd.	182,466	822,432
#	Heartland Group Holdings Ltd.	3,493,847	2,122,069
	Investore Property Ltd.	961,785	707,215
*	KMD Brands Ltd.	2,687,874	701,841
	Manawa Energy Ltd.	271,366	891,101
	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	374,301
#	Napier Port Holdings Ltd.	46,155	62,708
#	NZME Ltd. (NZM AU)	690,501	443,363
	NZME Ltd. (NZM NZ)	17,665	11,287
#	NZX Ltd.	1,243,225	1,005,707
#*	Oceania Healthcare Ltd.	2,758,934	1,283,196
#*	Pacific Edge Ltd.	1,413,438	122,552
#*	PGG Wrightson Ltd.	124,704	132,637
*	Rakon Ltd.	187,210	79,541
#*	Restaurant Brands New Zealand Ltd.	124,034	253,097
*††	RPNZ Ltd.	274,180	0
*	Ryman Healthcare Ltd.	34,014	100,695
#	Sanford Ltd.	210,684	478,438
	Scales Corp. Ltd.	478,368	1,145,102
#	Scott Technology Ltd.	55,068	75,242
*	Serko Ltd.	227,984	475,466
	Skellerup Holdings Ltd.	763,328	2,237,014
	SKY Network Television Ltd.	626,188	1,024,809
#	SKYCITY Entertainment Group Ltd.	3,220,661	2,636,716
#	Steel & Tube Holdings Ltd.	473,805	257,490
	Summerset Group Holdings Ltd.	1,006,601	7,433,194
#	Tourism Holdings Ltd.	605,868	695,998
#	TOWER Ltd.	1,200,787	966,132
#	Turners Automotive Group Ltd.	122,227	329,897
#*	Vista Group International Ltd.	727,312	1,247,768

		Shares	Value†
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	373,457	$229,671

TOTAL NEW ZEALAND			42,290,263

SINGAPORE — (8.8%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,233,174	1,202,293
*	Avarga Ltd.	1,817,100	276,457
	Aztech Global Ltd.	891,600	503,901
#	Banyan Tree Holdings Ltd.	933,200	239,694
	Bonvests Holdings Ltd.	950,000	659,521
	Boustead Singapore Ltd.	1,243,228	967,688
	BRC Asia Ltd.	38,500	68,390
#	Bukit Sembawang Estates Ltd.	660,303	1,807,105
	Bund Center Investment Ltd.	659,825	191,826
	Capitaland India Trust	4,768,721	3,927,956
	Centurion Corp. Ltd.	1,277,300	814,123
	China Aviation Oil Singapore Corp. Ltd.	1,209,999	831,883
	China Sunsine Chemical Holdings Ltd.	1,606,400	554,716
	Chuan Hup Holdings Ltd.	1,861,300	247,177
	Civmec Australia Ltd.	194,000	165,601
	ComfortDelGro Corp. Ltd.	10,371,000	11,502,778
*	COSCO Shipping International Singapore Co. Ltd.	5,753,600	598,313
*	Creative Technology Ltd.	285,050	258,599
#	CSE Global Ltd.	2,735,041	886,514
#*	Del Monte Pacific Ltd.	2,336,864	156,158
#	Delfi Ltd.	1,347,100	889,739
#	DFI Retail Group Holdings Ltd.	608,300	1,443,516
	Dyna-Mac Holdings Ltd.	1,814,300	897,260
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	855,895	668,812
	First Resources Ltd.	2,509,400	2,763,434
#	First Sponsor Group Ltd.	484,727	389,300
#	Food Empire Holdings Ltd.	981,000	756,405

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SINGAPORE — (Continued)
	Fraser & Neave Ltd.	414,600	$419,655
	Frasers Property Ltd.	13,400	8,972
#	Frencken Group Ltd.	1,785,900	1,552,164
*	Fu Yu Corp. Ltd.	3,228,500	322,909
*	Gallant Venture Ltd.	5,386,600	321,332
#	Geo Energy Resources Ltd.	2,486,200	507,484
	Golden Agri-Resources Ltd.	30,691,400	6,736,768
	GP Industries Ltd.	181,509	67,752
	Grand Venture Technology Ltd.	34,200	13,944
	GuocoLand Ltd.	993,314	1,187,738
	Haw Par Corp. Ltd.	453,700	3,676,605
	Hiap Hoe Ltd.	498,000	215,484
	Ho Bee Land Ltd.	635,600	934,361
	Hong Fok Corp. Ltd.	1,146,794	729,046
	Hong Leong Asia Ltd.	788,000	521,497
	Hong Leong Finance Ltd.	1,039,500	1,919,800
	Hotel Grand Central Ltd.	814,754	442,991
#	Hour Glass Ltd.	809,232	953,690
#	HRnetgroup Ltd.	494,300	253,621
	Hutchison Port Holdings Trust	20,983,700	3,287,139
#*††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	545,500	3,086,262
	Indofood Agri Resources Ltd.	943,900	228,553
	InnoTek Ltd.	336,600	122,259
#	ISDN Holdings Ltd.	560,949	126,383
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,376,187	6,078,280
	Low Keng Huat Singapore Ltd.	949,800	237,827
#	Mandarin Oriental International Ltd.	1,105,100	1,947,774
#	Marco Polo Marine Ltd.	9,789,900	412,888
#*	Mermaid Maritime PCL	442,400	50,496
	Metro Holdings Ltd.	1,750,192	630,537
	Mewah International, Inc.	89,000	18,515
	Micro-Mechanics Holdings Ltd.	131,000	168,963
#*††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	884,300	541,881
	Netlink NBN Trust	6,065,000	4,101,134

		Shares	Value†
SINGAPORE — (Continued)
	NSL Ltd.	409,900	$233,324
#*	Oceanus Group Ltd.	4,959,300	26,740
	Olam Group Ltd.	853,600	688,552
	OUE Ltd.	1,278,500	1,003,191
#*	Oxley Holdings Ltd.	3,811,841	229,473
	Pacific Century Regional Developments Ltd.	179,000	42,614
	Pan-United Corp. Ltd.	1,073,650	421,204
#	Propnex Ltd.	688,800	406,834
	PSC Corp. Ltd.	1,339,819	340,353
	Q&M Dental Group Singapore Ltd.	1,136,160	251,769
	QAF Ltd.	912,980	577,184
*	Raffles Education Ltd.	540,923	17,632
	Raffles Medical Group Ltd.	3,817,132	2,540,484
#*	Rex International Holding Ltd.	1,408,400	118,239
	Riverstone Holdings Ltd.	2,428,000	1,662,320
#	Samudera Shipping Line Ltd.	775,500	462,054
#	SBS Transit Ltd.	356,700	667,220
	Sheng Siong Group Ltd.	3,597,100	4,324,300
	SHS Holdings Ltd.	821,400	76,682
	SIA Engineering Co. Ltd.	1,278,000	2,336,261
	Sinarmas Land Ltd.	6,025,200	1,402,227
	Sing Holdings Ltd.	1,139,800	299,627
	Sing Investments & Finance Ltd.	526,012	413,969
	Singapore Land Group Ltd.	140,969	188,643
	Singapore Post Ltd.	6,243,600	2,563,176
	Singapore Shipping Corp. Ltd.	1,642,504	290,623
	Stamford Land Corp. Ltd.	2,333,118	652,679
	StarHub Ltd.	2,695,700	2,431,244
	Straco Corp. Ltd.	130,000	46,319
	Straits Trading Co. Ltd.	592,174	643,114
#*††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	4,131,300	150,172
	Tiong Woon Corp. Holding Ltd.	26,600	10,580
	Tuan Sing Holdings Ltd.	2,194,126	412,167
	UMS Integration Ltd.	2,871,968	2,201,968
	United Overseas Insurance Ltd.	18,450	99,415

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SINGAPORE — (Continued)
	UOB-Kay Hian Holdings Ltd.	1,716,295	$2,040,288
	Valuetronics Holdings Ltd.	1,363,450	643,465
	Venture Corp. Ltd.	1,238,700	12,423,927
	Vicom Ltd.	501,100	504,667
	Wee Hur Holdings Ltd.	1,909,000	600,648
#	Wing Tai Holdings Ltd.	1,388,167	1,406,033
#	Yeo Hiap Seng Ltd.	228,759	98,924

TOTAL SINGAPORE			121,444,168

UNITED STATES — (0.5%)
*	Alcoa Corp., CDI	186,634	7,360,237

TOTAL COMMON STOCKS			1,367,621,763

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	24,098	214
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	1,284
*	Eureka Group Holdings Ltd. Rights 11/11/2024	19,957	0
*	Galan Lithium Ltd. Warrants 07/24/2025	130,619	0

		Shares	Value†
AUSTRALIA — (Continued)
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	7,529	$297
*	Imugene Ltd. Warrants 08/31/2026	214,096	2,959
*	Opthea Ltd. Warrants 06/30/2026	20,935	5,304
*	Panoramic Resources Ltd. Warrants	1,671,670	7,701
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	9
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	248,265	6,209

TOTAL AUSTRALIA			23,977

TOTAL INVESTMENT SECURITIES (Cost $1,378,433,771)			1,367,645,740

			Value

SECURITIES LENDING COLLATERAL —(1.3%)
	The DFA Short Term Investment Fund	1,585,443	18,337,231

TOTAL INVESTMENTS — (100.0%) (Cost $1,396,770,672)			$1,385,982,971

As of October 31, 2024, The Asia Pacific Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	4	12/20/24	$1,177,241	$1,147,700	$(29,541)

Total Futures Contracts			$1,177,241	$1,147,700	$(29,541)

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $28,298,755 or 2.1% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,243,737	$966,548,351	$386,866	$968,178,954
China	—	397,824	—	397,824
Hong Kong	—	227,715,057	235,260	227,950,317
New Zealand	—	42,290,263	—	42,290,263
Singapore	150,172	121,293,996	—	121,444,168
United States	—	7,360,237	—	7,360,237
Rights/Warrants
Australia	8,263	1,804	13,910	23,977
Securities Lending Collateral	—	18,337,231	—	18,337,231

Total Investments in Securities	$1,402,172	$1,383,944,763	$636,036<>	$1,385,982,971

Financial Instruments
Liabilities
Futures Contracts**	(29,541)	—	—	(29,541)

Total Financial Instruments	$(29,541)	—	—	$(29,541)

** Valued at the unrealized appreciation/(depreciation) on the investment.

<> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (4.5%)
	4imprint Group PLC	165,637	$10,910,615
Ω	Airtel Africa PLC	3,682,868	4,839,661
	Bloomsbury Publishing PLC	474,430	4,146,408
	Centaur Media PLC	254,249	76,920
	Future PLC	355,236	4,022,139
	Gamma Communications PLC	325,742	6,655,014
*	Helios Towers PLC	2,585,894	3,527,210
	ITV PLC	16,682,710	15,887,106
	M&C Saatchi PLC	4,260	11,303
	MONY Group PLC	2,729,176	6,609,652
	Next 15 Group PLC	233,903	1,215,815
*	Nexxen International Ltd. (NEXN LN)	169,671	664,243
*	Nexxen International Ltd. (NEXN US), ADR	2,906	22,958
	Reach PLC	1,868,338	2,233,095
	Rightmove PLC	1,083,834	8,252,920
#*	S4 Capital PLC	576,269	277,177
	STV Group PLC	4,918	14,957
	Team Internet Group PLC	406,221	683,948

TOTAL COMMUNICATION SERVICES			70,051,141

CONSUMER DISCRETIONARY — (20.3%)
*	AO World PLC	350,136	488,928
*	ASOS PLC	68,338	313,625
#*Ω	Aston Martin Lagonda Global Holdings PLC	1,112,196	1,640,663
*	Auction Technology Group PLC	234,162	1,359,835
	B&M European Value Retail SA	1,544,589	7,727,568
	Barratt Redrow PLC	765,723	4,411,779
	Bellway PLC	572,018	20,889,388
#*	boohoo Group PLC	2,284,135	869,326
	Card Factory PLC	1,607,216	1,747,067
	Coats Group PLC	6,503,088	7,980,488
	Crest Nicholson Holdings PLC	1,406,785	3,068,588
*	Currys PLC	5,510,650	5,868,778
	DFS Furniture PLC	1,163,644	1,975,425
	Domino’s Pizza Group PLC	2,976,539	11,553,734
	Dowlais Group PLC	6,027,958	3,815,607

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Dr. Martens PLC	1,717,187	$1,210,423
	Dunelm Group PLC	741,695	10,628,178
	Entain PLC	469,956	4,519,803
*	Frasers Group PLC	847,840	8,384,800
	Fuller Smith & Turner PLC, Class A	158,596	1,453,443
	Games Workshop Group PLC	177,638	27,458,972
	Greggs PLC	591,159	20,959,121
*Ω	Gym Group PLC	911,911	1,812,931
	Halfords Group PLC	1,464,078	3,153,789
	Headlam Group PLC	452,553	763,492
	Henry Boot PLC	519,628	1,526,255
	Hollywood Bowl Group PLC	555,230	2,334,270
*Ω	Hostelworld Group PLC	94,092	154,311
	Inchcape PLC	2,109,570	19,511,806
*	J D Wetherspoon PLC	573,741	4,551,014
*Ω	Just Eat Takeaway.com NV (JET LN)	114,585	1,309,455
	Kingfisher PLC	130,140	492,164
*	Marston’s PLC	4,122,478	2,033,060
	Me Group International PLC	1,615,125	4,430,852
*	Mitchells & Butlers PLC	1,483,713	4,797,481
	MJ Gleeson PLC	267,040	2,088,802
*	Moonpig Group PLC	646,033	2,089,117
#*	N Brown Group PLC	30,410	15,381
Ω	On the Beach Group PLC	589,823	1,101,477
	Persimmon PLC	1,296,134	24,563,391
	Pets at Home Group PLC	3,041,007	11,606,778
*	Playtech PLC	1,330,889	12,455,399
	PPHE Hotel Group Ltd	26,546	429,238
*	Rank Group PLC	1,193,660	1,348,445
	Smiths News PLC	57,610	42,254
	SSP Group PLC	4,222,892	8,771,469
#*††	Studio Retail Group PLC	220,669	0
#*	THG PLC	3,423,877	2,065,340
Ω	TI Fluid Systems PLC	1,214,315	2,670,740
	Topps Tiles PLC	723,089	394,160
*Ω	Trainline PLC	657,670	3,267,740
	Vertu Motors PLC	1,553,649	1,354,421
	Victorian Plumbing Group PLC	25,510	36,511

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Videndum PLC	305,302	$1,109,531
*	Vistry Group PLC	1,965,673	23,100,140
*Ω	Watches of Switzerland Group PLC	1,051,442	5,527,515
	WH Smith PLC	666,987	11,363,528
	Wickes Group PLC	1,481,785	3,069,392
	Young & Co.’s Brewery PLC (YNGA LN), Class A	37,412	424,926
	Young & Co.’s Brewery PLC (YNGN LN)	1,621	13,079

TOTAL CONSUMER DISCRETIONARY			314,105,193

CONSUMER STAPLES — (7.2%)
	AG Barr PLC	744,371	5,990,694
	Anglo-Eastern Plantations PLC	126,037	1,080,633
Ω	Bakkavor Group PLC	790,627	1,533,039
	Britvic PLC	1,626,728	26,842,153
	C&C Group PLC	1,995,355	3,787,802
#	Carr’s Group PLC	357,844	501,394
	Cranswick PLC	357,702	23,432,996
*	Greencore Group PLC	2,410,541	6,482,709
	Hilton Food Group PLC	383,155	4,444,975
	Kitwave Group PLC	19,801	81,064
*	McBride PLC	955,999	1,365,309
	MP Evans Group PLC	8,394	99,819
*	Ocado Group PLC	971,436	4,375,523
	Premier Foods PLC	4,463,788	10,802,849
	PZ Cussons PLC	1,319,689	1,376,959
	Tate & Lyle PLC	2,044,996	19,734,929

TOTAL CONSUMER STAPLES			111,932,847

ENERGY — (2.8%)
	Capricorn Energy PLC	432,917	1,185,857
#	Diversified Energy Co. PLC (DEC LN)	191,716	2,314,606
	Diversified Energy Co. PLC (DEC US)	2,192	26,304
	Energean PLC	666,276	8,596,263
*	EnQuest PLC	10,920,203	1,725,310
#*	Genel Energy PLC	927,459	943,249
#	Gulf Keystone Petroleum Ltd.	1,477,716	2,460,814

		Shares	Value»
ENERGY — (Continued)
*	Gulf Marine Services PLC	363,413	$81,016
	Harbour Energy PLC	3,335,060	11,866,417
	Hunting PLC	868,390	3,354,968
*	John Wood Group PLC	4,016,610	6,563,388
*	Pantheon Resources PLC	88,116	23,991
	Pharos Energy PLC	1,516,992	426,141
*††	Savannah Energy PLC	388,799	55,147
	Serica Energy PLC	413,361	761,390
*	Tullow Oil PLC	6,649,515	2,026,937

TOTAL ENERGY			42,411,798

FINANCIALS — (20.9%)
	abrdn PLC	8,752,557	14,911,379
	AJ Bell PLC	1,401,728	8,051,405
	Ashmore Group PLC	2,597,828	7,105,052
	Bank of Georgia Group PLC	261,547	14,062,792
	Beazley PLC	1,948,951	18,998,897
Ω	Bridgepoint Group PLC	369,597	1,495,145
	Brooks Macdonald Group PLC	1,612	35,016
	Burford Capital Ltd.	1,009,106	13,586,312
	Chesnara PLC	830,049	2,701,647
*	Close Brothers Group PLC	1,026,399	3,024,071
Ω	CMC Markets PLC	612,918	2,416,148
	Conduit Holdings Ltd.	1,655	10,973
	Direct Line Insurance Group PLC	6,960,161	14,717,391
	Foresight Group Holdings Ltd.	66,654	399,361
*Ω	Funding Circle Holdings PLC	134,914	227,555
*	Georgia Capital PLC	72,934	953,931
	H&T Group PLC	2,590	12,365
	Hargreaves Lansdown PLC	1,727,442	24,242,618
	Hiscox Ltd.	1,564,585	21,754,335
	IG Group Holdings PLC	1,803,552	20,868,242
	Impax Asset Management Group PLC	324,781	1,475,547
	IntegraFin Holdings PLC	948,728	4,479,905
	International Personal Finance PLC	1,176,222	2,021,283
*	IP Group PLC	5,592,425	3,323,557

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Jupiter Fund Management PLC	2,474,185	$2,577,967
	Just Group PLC	5,780,779	9,971,838
	Lancashire Holdings Ltd.	1,302,238	10,564,655
	Liontrust Asset Management PLC	221,218	1,387,613
	M&G PLC	422,513	1,058,500
	Man Group PLC	7,277,106	18,623,532
#*	Metro Bank Holdings PLC	164,184	165,818
	Mortgage Advice Bureau Holdings Ltd.	2,813	28,661
	Ninety One PLC	1,537,989	3,292,506
	OSB Group PLC	1,583,362	7,167,212
	Paragon Banking Group PLC	1,884,105	16,555,819
	PayPoint PLC	206,770	2,051,079
	Plus500 Ltd.	559,488	16,874,653
	Polar Capital Holdings PLC	355,297	2,184,931
	Pollen Street Group Ltd.	1,151	9,978
Ω	Quilter PLC	7,488,880	13,928,925
	Rathbones Group PLC	252,893	5,436,764
	Record PLC	18,948	14,991
	S&U PLC	31,933	691,085
Ω	Sabre Insurance Group PLC	581,243	1,021,210
*	Saga PLC	651,337	941,790
	St. James’s Place PLC	886,276	9,297,570
	Tatton Asset Management PLC	1,575	13,880
	TBC Bank Group PLC	177,063	6,278,968
	TP ICAP Group PLC	3,997,684	11,628,179
	Vanquis Banking Group PLC	1,270,872	740,346
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	131,059	610,176

TOTAL FINANCIALS			323,994,973

HEALTH CARE — (2.3%)
	Advanced Medical Solutions Group PLC	622,916	1,830,000
#*	Alliance Pharma PLC	2,444,861	1,418,300
	CVS Group PLC	389,403	4,778,042

		Shares	Value»
HEALTH CARE — (Continued)
*	EKF Diagnostics Holdings PLC	79,384	$28,640
	Genus PLC	20,571	556,022
	Hikma Pharmaceuticals PLC	805,214	19,284,701
*	Indivior PLC	87,069	772,298
*Ω	Integrated Diagnostics Holdings PLC	1,249,693	624,989
*	Oxford Nanopore Technologies PLC	436,373	760,515
#*	PureTech Health PLC (PRTC LN)	534,262	1,054,570
Ω	Spire Healthcare Group PLC	1,729,909	4,801,369

TOTAL HEALTH CARE			35,909,446

INDUSTRIALS — (24.6%)
	Ashtead Technology Holdings PLC	105,892	751,533
	Avon Technologies PLC	110,910	1,758,719
	Babcock International Group PLC	2,266,354	13,808,244
	Balfour Beatty PLC	3,491,898	19,957,099
	Begbies Traynor Group PLC	60,262	71,874
	Bodycote PLC	1,191,501	8,463,278
	Braemar PLC	83,994	259,368
#*	Capita PLC	8,162,581	1,988,514
#*	Ceres Power Holdings PLC	16,384	42,314
	Chemring Group PLC	896,324	4,134,413
	Clarkson PLC	217,428	9,891,950
	Costain Group PLC	387,073	522,389
*	De La Rue PLC	528,395	672,307
#*	Dialight PLC	89,929	159,910
	DiscoverIE Group PLC	546,887	4,670,517
	easyJet PLC	966,101	6,366,291
	Firstgroup PLC	3,260,393	5,613,824
	Galliford Try Holdings PLC	609,468	3,047,782
	Genuit Group PLC	1,415,999	8,561,197
	Goodwin PLC	246	21,890
	Grafton Group PLC, CDI	1,461,208	18,899,915
	Hays PLC	8,262,897	8,238,935
	Howden Joinery Group PLC	1,662,765	18,091,059
	IMI PLC	912,336	19,432,097

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*††	Industrial & Commercial Bank of China Ltd.	5,000	$0
*	International Distribution Services PLC	3,658,794	15,920,994
*	James Fisher & Sons PLC	205,009	898,513
	James Halstead PLC	221,909	557,853
	JET2 PLC	813,756	15,124,043
	Johnson Service Group PLC	1,064,565	2,050,961
	Keller Group PLC	516,659	10,829,021
	Kier Group PLC	2,056,724	3,805,307
	Learning Technologies Group PLC	472,785	550,703
Ω	Luceco PLC	290,173	495,820
	Mears Group PLC	801,169	3,514,037
	Mitie Group PLC	7,992,273	11,989,492
*	Mobico Group PLC	2,750,878	2,460,979
	Morgan Advanced Materials PLC	1,930,887	5,989,329
	Morgan Sindall Group PLC	294,639	14,234,883
	Norcros PLC	175,807	620,451
	Pagegroup PLC	2,008,928	9,265,016
	Porvair PLC	18,060	156,363
	QinetiQ Group PLC	3,195,746	18,864,471
	Renew Holdings PLC	160,905	2,269,703
	Renewi PLC	448,010	3,509,707
	Ricardo PLC	315,531	1,700,381
	Robert Walters PLC	389,022	1,875,827
	Rotork PLC	4,365,723	16,941,667
	RS Group PLC	2,217,540	19,880,936
	RWS Holdings PLC	882,266	1,686,733
	Senior PLC	2,091,612	3,542,636
	Serco Group PLC	5,847,992	13,213,595
	Severfield PLC	1,118,019	1,235,528
*	SIG PLC	3,980,098	1,178,637
	Speedy Hire PLC	2,665,467	1,136,210
	SThree PLC	900,327	4,099,630
	Travis Perkins PLC	959,085	9,986,523
	Trifast PLC	620,962	660,051
	Vesuvius PLC	1,236,725	5,685,930
	Volex PLC	617,665	2,604,799
	Volution Group PLC	911,285	6,799,803
#	Vp PLC	153,784	1,165,813
	Wilmington PLC	343,830	1,767,727
*	XP Power Ltd.	58,293	918,014
	Zigup PLC	1,515,956	6,912,496

TOTAL INDUSTRIALS			381,526,001

		Shares	Value»
INFORMATION TECHNOLOGY — (4.8%)
*	Accesso Technology Group PLC	16,067	$106,095
Ω	Alfa Financial Software Holdings PLC	31,459	86,729
*	Alphawave IP Group PLC	67,441	96,785
	Bytes Technology Group PLC (BYIT LN)	960,872	5,595,642
	Computacenter PLC	464,553	13,071,364
	dotdigital group PLC	595,484	684,697
	FDM Group Holdings PLC	472,482	2,152,952
#*	Fund Technologies PLC	46,535	1,046,756
	GB Group PLC	562,191	2,465,422
	Gooch & Housego PLC	6,822	41,974
#	IDOX PLC	140,149	108,316
#	iomart Group PLC	355,807	395,841
#*	IQE PLC	3,270,990	503,472
	Kainos Group PLC	472,749	4,579,002
	NCC Group PLC	1,725,046	3,432,662
	Oxford Instruments PLC	256,944	7,182,737
	Pinewood Technologies Group PLC	264,502	1,131,226
*	RM PLC	37,578	38,344
	Softcat PLC	683,563	14,986,202
	Spectris PLC	198,234	6,454,298
*	Spirent Communications PLC	3,744,181	8,097,628
#	Strix Group PLC	378,903	303,583
	TT Electronics PLC	1,092,062	1,117,584
*	Xaar PLC	546,570	604,162

TOTAL INFORMATION TECHNOLOGY			74,283,473

MATERIALS — (7.5%)
*	Accsys Technologies PLC	9,505	5,921
	Atalaya Mining PLC	73,179	346,386
	Breedon Group PLC	1,140,994	6,473,277
	Capital Ltd.	59,308	66,256
	Castings PLC	172,431	603,952
	Centamin PLC	8,657,968	17,762,553
	Central Asia Metals PLC	864,189	1,951,493
	DS Smith PLC	1,658,239	11,658,505

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Ecora Resources
	PLC	1,409,905	$1,132,629
	Elementis PLC	3,760,012	6,491,684
	Essentra PLC	1,585,098	3,040,165
Ω	Forterra PLC	1,190,304	2,948,681
	Fresnillo PLC	609,827	5,802,932
*	Gem Diamonds Ltd.	23,981	3,643
	Hill & Smith PLC	537,620	14,061,431
*	Hochschild Mining PLC	2,042,261	6,031,928
Ω	Ibstock PLC	2,251,865	5,832,794
	Johnson Matthey PLC	868,839	16,718,848
	Marshalls PLC	645,856	2,823,590
	Pan African Resources PLC	6,319,595	2,944,327
*	Petra Diamonds Ltd.	17,532	8,058
	RHI Magnesita NV	14,574	603,469
*	Sigmaroc PLC	859,530	864,926
*	SolGold PLC	1,987,580	214,250
#*	Synthomer PLC	768,421	1,776,630
	Treatt PLC	22,859	148,294
	Victrex PLC	459,407	5,048,942
	Zotefoams PLC	107,318	498,109

TOTAL MATERIALS			115,863,673

REAL ESTATE — (2.3%)
	Foxtons Group PLC	1,576,609	1,196,486
	Grainger PLC	3,902,599	11,466,955
	Harworth Group PLC	35,421	81,177

		Shares	Value»
REAL ESTATE — (Continued)
	Helical PLC	74,623	$192,078
	International Workplace Group PLC	3,786,222	7,825,207
	LSL Property Services PLC	358,575	1,395,180
*	Phoenix Spree Deutschland Ltd.	15,813	37,069
	Savills PLC	948,110	13,141,200
*	Watkin Jones PLC	1,081,806	363,144

TOTAL REAL ESTATE			35,698,496

UTILITIES — (2.1%)
	Drax Group PLC	1,681,789	13,546,917
	Pennon Group PLC	1,373,770	9,632,269
	Telecom Plus PLC	411,882	8,918,678

TOTAL UTILITIES			32,097,864

TOTAL COMMON STOCKS Cost ($ 1,319,728,519)			1,537,874,905

			Value†

SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	964,522	11,155,656

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,330,884,068)			$1,549,030,561

As of October 31, 2024, The United Kingdom Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	12/20/24	$1,758,104	$1,721,550	$(36,554)

Total Futures Contracts			$1,758,104	$1,721,550	$(36,554)

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $56,096,234 or 3.6% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$22,958	$70,028,183	—	$70,051,141
Consumer Discretionary	—	314,105,193	—	314,105,193
Consumer Staples	—	111,932,847	—	111,932,847
Energy	26,304	42,330,347	$55,147	42,411,798
Financials	—	323,994,973	—	323,994,973
Health Care	—	35,909,446	—	35,909,446
Industrials	—	381,526,001	—	381,526,001
Information Technology	—	74,283,473	—	74,283,473
Materials	—	115,863,673	—	115,863,673
Real Estate	—	35,698,496	—	35,698,496
Utilities	—	32,097,864	—	32,097,864
Securities Lending Collateral	—	11,155,656	—	11,155,656

Total Investments in Securities	$49,262	$1,548,926,152	$55,147	$1,549,030,561

Financial Instruments
Liabilities
Futures Contracts**	(36,554)	—	—	(36,554)

Total Financial Instruments	$(36,554)	—	—	$(36,554)

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRIA — (2.9%)
	Agrana Beteiligungs AG	70,089	$807,880
	ANDRITZ AG	372,032	22,460,712
#*	AT&S Austria Technologie & Systemtechnik AG	178,771	3,281,609
Ω	BAWAG Group AG	466,884	36,187,984
#	CA Immobilien Anlagen AG	214,838	5,209,162
*	DO & Co. AG	46,689	7,258,147
*	Eurotelesites AG	289,656	1,570,246
	EVN AG	246,314	6,841,700
#*	FACC AG	115,029	782,248
#*,*	Immofinanz AG (IIA AV)	857,898	2,860,093
	Josef Manner & Comp AG	870	96,054
*	Kapsch TrafficCom AG	29,728	242,611
#*	Lenzing AG	103,680	3,556,919
#	Mayr Melnhof Karton AG	56,716	5,049,309
	Oberbank AG	44,385	3,385,841
	Oesterreichische Post AG	129,854	4,118,358
	Palfinger AG	87,720	1,949,608
*	POLYTEC Holding AG	106,063	288,184
	Porr AG	98,841	1,562,697
	Raiffeisen Bank International AG	234,872	4,207,421
#*	Rosenbauer International AG	20,286	761,429
	Schoeller-Bleckmann Oilfield Equipment AG	55,898	1,678,235
#	Semperit AG Holding	44,844	558,320
	Strabag SE (STR AV)	8,663	341,085
	Telekom Austria AG	1,096,689	9,065,597
*	UBM Development AG	21,002	441,899
	UNIQA Insurance Group AG	866,606	6,793,380
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	9,179,629
	voestalpine AG	561,943	11,697,977
	Wienerberger AG	687,303	20,757,318

		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	157,714	$912,661

TOTAL AUSTRIA			173,904,313

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	167,407	34,092,794
	Ageas SA	335,317	17,499,636
*	AGFA-Gevaert NV	713,755	749,416
#*	Atenor	117,970	565,105
	Azelis Group NV	338,845	6,788,382
	Barco NV	435,071	5,410,145
	Bekaert SA	248,326	9,074,885
#*††Ω	Biocartis Group NV	357,370	0
	bpost SA	459,392	1,202,679
	Cie d’Entreprises CFE	49,898	331,737
#	CMB Tech NV	44,428	617,993
	Colruyt Group NV	303,516	14,179,063
	Deceuninck NV	437,574	1,100,305
	Deme Group NV	52,859	8,081,527
	Econocom Group SA NV	516,320	1,112,601
	Elia Group SA	56,500	5,376,301
	EVS Broadcast Equipment SA	72,677	2,250,229
	Fagron	384,540	7,783,379
*	Galapagos NV (GLPG BB)	207,806	5,547,691
*	Galapagos NV (GLPG NA)	49,878	1,331,568
	Gimv NV	133,647	5,517,683
	Greenyard NV	2,890	18,840
#	Immobel SA	23,226	468,666
#	Ion Beam Applications	124,474	1,845,069
	Jensen-Group NV	20,961	949,905
	Kinepolis Group NV	92,649	3,906,826
	Lotus Bakeries NV	2,201	28,850,944
#	Melexis NV	120,783	7,888,148
*	Nyxoah SA	5,971	57,875
*	Ontex Group NV	382,405	3,217,564
	Proximus SADP	819,172	5,982,428
#	Recticel SA	276,325	3,629,203
	Roularta Media Group NV	93	1,183
	Sipef NV	38,744	2,382,425
	Solvay SA	354,212	14,410,807
#	Tessenderlo Group SA	151,974	4,119,639
	Umicore SA	950,343	11,441,537
#	Van de Velde NV	37,332	1,270,749
	VGP NV	54,625	4,593,921

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Viohalco SA	498,361	$2,798,307
	What’s Cooking BV	3,904	444,556

TOTAL BELGIUM			226,891,711

DENMARK — (7.1%)
*	ALK-Abello AS	916,950	21,470,746
	Alm Brand AS	6,064,340	11,806,406
*	Ambu AS, Class B	960,307	17,819,864
#*	Bang & Olufsen AS	599,792	805,718
*	Bavarian Nordic AS	460,661	14,503,567
	cBrain AS	45,727	1,174,297
#	Chemometec AS	90,601	5,319,469
	Columbus AS	434,957	687,738
	D/S Norden AS	196,785	6,797,580
#*	Demant AS	145,021	5,356,526
	Dfds AS	192,126	4,393,940
#	Djurslands Bank AS	6,232	471,706
	FLSmidth & Co. AS	266,209	13,936,294
#	Fluegger Group AS	4,198	198,665
	Foroya Banki P	10,800	258,296
*	GN Store Nord AS	705,707	13,873,831
#	GronlandsBANKEN AS	1,125	110,770
	H Lundbeck AS (HLUNA DC), Class A	72,481	378,337
	H Lundbeck AS (HLUNB DC)	1,552,356	10,105,537
#*	H&H International AS, Class B	83,993	1,035,141
#*	Harboes Bryggeri AS, Class B	5,094	112,872
	ISS AS	848,954	16,408,270
#	Jeudan AS	41,713	1,433,109
	Jyske Bank AS	412,139	28,911,893
#	Lan & Spar Bank	4,895	472,827
	Matas AS	275,752	4,938,019
#*Ω	Netcompany Group AS	243,649	11,629,201
*	Nilfisk Holding AS	75,343	1,266,308
*	NKT AS	360,064	33,758,513
*Ω	NNIT AS	71,567	1,085,753
#	North Media AS	19,172	152,630
#*	NTG Nordic Transport Group AS, Class A	29,409	1,195,875
#	Parken Sport &
	Entertainment AS	11,952	208,932
	Per Aarsleff Holding AS	129,969	7,676,480
	Ringkjoebing
	Landbobank AS	192,889	31,902,955

		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKA DC), Class A	1,853	$795,476
	Rockwool AS (ROCKB DC), Class B	28,875	12,495,658
*	Royal Unibrew AS	306,467	23,056,090
*	RTX AS	44,919	487,651
	Sampo OYJ, Class A	447,917	19,718,733
Ω	Scandinavian Tobacco Group AS, Class A	329,488	4,964,864
	Schouw & Co. AS	90,827	7,552,296
	Solar AS, Class B	31,938	1,500,321
	SP Group AS	9,837	451,942
	Spar Nord Bank AS	615,477	11,863,907
	Sparekassen Sjaelland-Fyn AS	6,204	186,992
	Sydbank AS	446,057	21,288,131
*	TCM Group AS	2,578	28,096
#	Tivoli AS	9,878	978,669
	TORM PLC, Class A	258,164	6,783,936
	UIE PLC	103,360	4,170,987
	Vestjysk Bank AS	59,908	36,180
*	Zealand Pharma AS	269,834	31,150,298

TOTAL DENMARK			419,168,292

FINLAND — (5.7%)
	Aktia Bank OYJ	334,186	3,377,795
#	Alandsbanken Abp, Class B	23,036	841,593
	Alma Media OYJ	135,302	1,639,472
	Anora Group OYJ	17,444	65,435
	Apetit OYJ	21,105	310,558
	Aspo OYJ	123,444	758,327
	Atria OYJ	98,413	1,228,388
#	Bittium OYJ	192,809	1,324,116
	Cargotec OYJ, Class B	271,845	16,454,134
	Citycon OYJ	466,756	1,807,494
	Digia OYJ	87,143	615,617
	Elisa OYJ	330,967	15,771,368
Ω	Enento Group OYJ	24,943	504,353
#*	Finnair OYJ	662,496	1,680,774
#	Fiskars OYJ Abp	217,678	3,630,073
#	F-Secure OYJ	612,189	1,253,922
	Glaston OYJ Abp	9,217	8,439
	Gofore OYJ	574	13,970
	Harvia OYJ	89,371	4,429,079
#*	HKFoods OYJ	227,986	207,332
	Huhtamaki OYJ	609,730	23,898,211
#	Ilkka OYJ	58,887	195,073
*	Kalmar OYJ, Class B	271,845	8,465,503

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Kamux Corp.	59,097	$221,184
	Kemira OYJ	736,130	15,627,829
	Kesko OYJ (KESKOA FH), Class A	12,322	258,127
	Kesko OYJ (KESKOB FH), Class B	1,017,812	21,860,786
*	Kojamo OYJ	687,504	6,768,194
	Konecranes OYJ	490,888	33,888,616
#	Lassila & Tikanoja OYJ	159,902	1,510,247
*	Lindex Group OYJ	40,159	113,540
	Mandatum OYJ	926,573	4,278,814
	Marimekko OYJ	63,682	885,796
#	Metsa Board OYJ (METSB FH), Class B	1,021,440	5,495,144
#	Metso OYJ	1,465,029	13,942,912
#	Nokian Renkaat OYJ	653,571	5,424,534
	Olvi OYJ, Class A	95,777	3,096,267
#	Oma Saastopankki OYJ	27,483	341,791
	Oriola OYJ (OKDAV FH)	6,054	6,350
#	Oriola OYJ (OKDBV FH), Class B	697,208	689,540
	Orion OYJ (ORNBV FH), Class B	639,139	31,086,795
	Outokumpu OYJ	1,984,791	7,140,188
	Pihlajalinna OYJ	86,520	995,087
	Ponsse OYJ	71,199	1,762,550
	Puuilo OYJ	115,696	1,160,810
*	QT Group OYJ	95,595	7,282,504
	Raisio OYJ, Class V	642,870	1,624,269
*	Rapala VMC OYJ	116,693	283,282
	Revenio Group OYJ	130,109	4,186,015
	Sanoma OYJ	471,854	3,717,469
	Scanfil OYJ	2,904	25,143
	Stora Enso OYJ, Class R	123,580	1,379,084
#	Taaleri PLC	25,011	214,546
#	Talenom OYJ	7,120	28,154
*	Teleste OYJ	52,966	129,016
Ω	Terveystalo OYJ	386,314	4,189,297
	TietoEVRY OYJ	586,911	10,934,755
#	Tokmanni Group Corp.	324,373	3,710,818
	Vaisala OYJ, Class A	125,505	6,095,598
#	Valmet OYJ	887,136	22,729,696
#*	Verkkokauppa.com
	OYJ	13,945	25,040
#	Viking Line Abp	11,073	243,963
	Wartsila OYJ Abp	1,200,083	22,984,513

		Shares	Value»
FINLAND — (Continued)
#*	WithSecure OYJ	540,118	$447,001
#*	YIT OYJ	718,691	2,042,995

TOTAL FINLAND			337,309,285

FRANCE — (11.6%)
#	ABC arbitrage	163,238	871,783
	Accor SA	80,276	3,641,896
#*	Air France-KLM	213,395	2,111,059
	AKWEL SADIR	61,346	622,861
*	Alstom SA	1,931,279	42,481,302
	Altamir	136,094	3,333,287
	Alten SA	162,668	13,760,101
	Arkema SA	236,459	20,837,265
#	Assystem SA	60,786	2,526,259
#*	Atos SE	244,835	181,778
	Aubay	43,933	2,153,957
*	Axway Software SA	54,828	1,663,052
Ω	Ayvens SA	5,562	36,956
#*	Bastide le Confort Medical	18,680	366,117
#	Beneteau SACA	242,717	2,670,018
#*	Bigben Interactive	81,149	176,602
	Boiron SA	33,957	1,210,904
#	Bonduelle SCA	91,527	671,933
#	Catana Group	47,853	232,110
*	Cegedim SA	39,170	496,691
	Cie des Alpes	135,483	2,216,685
#*	Claranova SE	66,462	103,879
#*	Clariane SE	1,112,562	2,517,555
	Coface SA	769,195	12,404,185
	Derichebourg SA	681,103	3,867,682
	Eiffage SA	25,603	2,382,964
#*	Ekinops SAS	7,393	31,613
#	Electricite de Strasbourg SA	21,112	2,465,550
*Ω	Elior Group SA	756,573	3,464,410
	Elis SA	1,288,208	29,305,767
#	Equasens	17,521	929,833
#	Eramet SA	62,267	3,679,684
	Esso SA Francaise	7,550	853,075
	Etablissements Maurel et Prom SA	435,026	2,283,320
	Eurazeo SE	264,428	20,168,656
#*	Euroapi SA	108,008	422,152
#*	Eutelsat Communications SACA	1,158,971	4,849,671
*	Exclusive Networks SA	35,265	908,790
	Exel Industries SA, Class A	10,459	547,093
#	Fnac Darty SA (FNAC FP)	67,088	1,882,332

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Forvia SE (FRVIA FP)	982,549	$9,373,379
*	Gaumont SA	10,715	992,503
	Gaztransport Et Technigaz SA	207,011	30,119,908
	GEA	2,433	198,055
	Getlink SE	56,671	963,103
	GL Events SACA	57,479	1,208,958
	Groupe Crit SA	22,324	1,774,097
	Groupe SFPI	21,754	48,983
#	Guerbet	39,474	1,367,714
*	Haulotte Group SA	25,908	76,422
*	ID Logistics Group SACA	17,704	7,900,592
	Imerys SA	217,128	7,048,524
#	Infotel SA	637	29,479
	Interparfums SA	34,999	1,598,534
	IPSOS SA	294,938	14,483,177
#	Jacquet Metals SACA	82,260	1,420,796
*	JCDecaux SE	358,010	6,760,922
	Kaufman & Broad SA	91,469	3,387,813
Ω	La Francaise des Jeux SAEM	249,328	10,657,586
	Laurent-Perrier	14,168	1,546,500
#	Lectra	9,646	268,299
	Linedata Services	3,353	295,379
	LISI SA	48,174	1,172,652
#	LNA Sante SA	32,778	862,509
#Ω	Maisons du Monde SA	133,450	582,220
	Manitou BF SA	63,487	1,201,749
	Mersen SA	143,109	3,339,161
	Metropole Television SA	159,546	2,015,592
#*	Nacon SA	22,333	14,579
Ω	Neoen SA	250,329	10,769,980
	Nexans SA	220,029	30,628,618
*	Nexity SA	247,727	3,869,743
	NRJ Group	88,443	719,542
	Oeneo SA	91,324	982,483
	Opmobility	362,882	3,566,889
#*	OVH Groupe SAS	47,987	456,485
*	Pierre Et Vacances SA	45,920	71,440
*	Pluxee NV	154,530	3,252,433
	Quadient SA	191,088	3,362,515
*††	Recylex SA	102,008	0
	Remy Cointreau SA	4,756	299,299
	Rexel SA	1,380,435	38,032,972
	Robertet SA	1,264	1,282,948
	Rubis SCA	519,390	12,726,138
#	Samse SACA	7,930	1,300,931
	Savencia SA	35,032	1,930,004

		Shares	Value»
FRANCE — (Continued)
	SCOR SE	959,746	$20,648,796
	SEB SA	149,469	15,790,606
	Seche Environnement SACA	21,449	2,131,990
#	SES SA	2,264,860	9,051,650
#*Ω	SMCP SA	78,239	236,454
	Societe BIC SA	147,745	10,809,560
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,421,736
	Societe LDC SADIR	746	54,425
*	SOITEC	51,489	4,077,213
	Sopra Steria Group	111,310	21,407,592
	SPIE SA	889,606	32,197,986
#*Ω	SRP Groupe SA	56,822	68,291
	Stef SA	25,963	3,887,876
	Sword Group	40,282	1,567,596
*	Synergie SE	67,764	2,249,456
	Technip Energies NV	924,019	23,070,292
	Teleperformance SE	295,429	31,316,024
	Television Francaise 1 SA	378,959	3,144,229
	TFF Group	10,603	344,096
	Thermador Groupe	39,431	3,094,403
#	Tikehau Capital SCA	57,235	1,319,625
	Trigano SA	56,742	7,757,378
*	Ubisoft Entertainment SA	567,656	8,554,325
	Valeo SE	1,313,757	12,772,531
#*	Vallourec SACA	1,086,471	17,887,945
Ω	Verallia SA	434,548	12,531,894
	Vetoquinol SA	12,133	1,054,924
	Vicat SACA	112,577	4,171,073
	VIEL & Cie SA	156,945	1,840,151
	Virbac SACA	10,040	3,815,893
*	Viridien	45,013	1,887,711
#*	Voltalia SA	112,713	1,044,427
#	Vranken-Pommery Monopole SA	16,787	251,223
	Wavestone	13,489	718,027
*Ω	Worldline SA	166,314	1,178,911
*Ω	X-Fab Silicon
	Foundries SE	311,834	1,486,419

TOTAL FRANCE			687,135,160

GABON — (0.0%)
	Totalenergies EP Gabon	135	23,286

GERMANY — (13.6%)
	1&1 AG	238,336	3,348,371
	7C Solarparken AG	277,569	602,746

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Adesso SE	12,670	$924,591
	Adtran Networks SE	5,435	115,651
#	AIXTRON SE	484,718	7,696,595
	All for One Group SE	5,277	291,181
	Allgeier SE	48,778	749,886
	AlzChem Group AG	3,166	179,427
	Amadeus Fire AG	14,963	1,277,959
*	Aroundtown SA	5,434,960	16,182,735
	Atoss Software SE	47,455	6,241,979
	Aurubis AG	214,740	16,886,597
#*Ω	Auto1 Group SE	162,329	1,665,842
*	Basler AG	52,628	307,659
*	BayWa AG (BYW GR)	124	3,132
#*	BayWa AG (BYW6 GR)	100,397	1,103,280
	Bechtle AG	515,536	17,602,656
Ω	Befesa SA	220,370	5,132,239
	Bertrandt AG	39,471	766,446
#	Bijou Brigitte AG	25,528	972,028
	Bilfinger SE	184,715	8,878,696
#*	Borussia Dortmund GmbH & Co. KGaA	516,515	1,926,949
#*	BRANICKS Group AG	375,149	1,035,582
#	CANCOM SE (COK GR)	55,471	1,481,266
	Carl Zeiss Meditec AG	7,129	448,784
*	Ceconomy AG	974,909	3,137,845
	CENIT AG	51,290	531,362
	Cewe Stiftung & Co. KGaA	46,238	4,970,833
	CompuGroup Medical SE & Co. KGaA	175,366	2,607,361
	CTS Eventim AG & Co. KGaA	369,196	38,771,168
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	354,078
	Dermapharm Holding SE	109,180	3,708,730
#	Deutsche Beteiligungs AG	93,587	2,279,498
	Deutsche EuroShop AG	6,190	137,562
*Ω	Deutsche Pfandbriefbank AG	885,485	5,028,752
	Deutsche Wohnen SE	58,866	1,503,881

		Shares	Value»
GERMANY — (Continued)
	Deutz AG	674,170	$2,997,900
#*	Dr. Hoenle AG	32,833	329,917
	Draegerwerk AG & Co. KGaA	19,150	865,714
	Duerr AG	387,673	8,983,957
Ω	DWS Group GmbH & Co. KGaA	127,426	5,438,345
	Eckert & Ziegler SE	105,115	4,509,934
	EDAG Engineering Group AG	56,009	488,924
	Elmos Semiconductor SE	36,594	2,186,336
	ElringKlinger AG	210,685	938,678
*	Encavis AG	671,444	12,747,358
	Energiekontor AG	29,765	1,586,835
	Evonik Industries AG	80,803	1,780,832
#*	Evotec SE	816,156	6,312,096
	Fabasoft AG	509	8,288
	Fielmann Group AG	164,502	8,274,418
	flatexDEGIRO AG	509,413	7,483,283
#*	Fraport AG Frankfurt Airport Services Worldwide	253,993	13,744,175
	Freenet AG	917,760	27,276,191
	Friedrich Vorwerk Group SE	23,256	759,518
	FUCHS SE	137,078	4,924,494
	GEA Group AG	720,442	35,485,966
	Gerresheimer AG	251,672	21,195,758
	Gesco SE	55,093	838,744
	GFT Technologies SE	153,678	3,389,215
*	Grand City Properties SA	569,195	7,544,280
#	Grenke AG	96,618	1,909,062
	H&R GmbH & Co. KGaA	71,675	288,733
	Hamburger Hafen
	und Logistik AG	125,057	2,187,964
	Hawesko Holding SE	313	8,052
*	Heidelberger Druckmaschinen AG	1,827,500	1,910,897
#*	HelloFresh SE	1,024,819	11,349,914
	Hensoldt AG	403,771	13,738,077
*	Highlight Communications AG	52,005	55,804
	HOCHTIEF AG	123,111	15,076,646
	Hornbach Holding AG & Co. KGaA	54,427	4,761,927
	HUGO BOSS AG	314,800	14,492,790
	Indus Holding AG	92,965	2,069,776

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Init Innovation in Traffic Systems SE	38,395	$1,585,745
Ω	Instone Real Estate Group SE	100,940	900,245
	IVU Traffic Technologies AG	52,179	735,010
	Jenoptik AG	392,253	9,202,452
Ω	JOST Werke SE	21,548	1,014,635
	K&S AG	869,887	10,562,868
	KION Group AG	428,639	16,642,962
	Kloeckner & Co. SE	83,904	428,461
#	Knaus Tabbert AG	9,301	228,703
#*	Koenig & Bauer AG	99,239	951,374
	Kontron AG	274,575	4,623,721
	Krones AG	118,206	15,397,065
	KSB SE & Co. KGaA	3,293	2,327,888
	KWS Saat SE & Co. KGaA	80,774	5,577,074
	Lanxess AG	566,794	16,459,786
	LEG Immobilien SE	460,924	43,542,308
	Leifheit AG	59,953	1,047,431
#*	Manz AG	23,596	174,421
*	Mediclin AG	78,748	206,665
*	Medigene AG	67,930	120,966
*	Medios AG	39,388	647,783
#	METRO AG	634,251	2,987,702
	MLP SE	469,154	3,050,866
#	Mutares SE & Co. KGaA	25,759	690,258
#*	Nagarro SE	52,942	5,171,991
	Nexus AG	63,624	3,327,745
#*	Nordex SE	145,826	2,078,099
	Norma Group SE	232,032	3,217,134
	Patrizia SE	301,076	2,544,663
*	Pentixapharm Holding AG	105,115	405,903
	Pfeiffer Vacuum Technology AG	24,408	4,082,297
#	PNE AG	8,369	107,640
	ProCredit Holding AG	6,636	58,443
#	ProSiebenSat.1 Media SE	950,408	5,850,221
*	PSI Software SE	1,997	46,354
	Puma SE (PUM GR)	545,231	24,862,398
#*	PVA TePla AG	146,216	1,844,900
	PWO AG	8,558	261,000
*	q.beyond AG	657,522	539,017
	Qiagen NV (QGEN US)	9,600	404,160
*	R Stahl AG	14,952	289,284
#	RTL Group SA	161,582	5,141,980
	SAF-Holland SE	265,527	4,107,435

		Shares	Value»
GERMANY — (Continued)
#	Salzgitter AG	186,964	$2,855,471
*	Schaeffler AG	12,971	64,804
	Schloss Wachenheim AG	6,929	113,671
	Secunet Security Networks AG	9,349	1,091,592
*	SFC Energy AG	1,604	32,616
#*	SGL Carbon SE	343,756	1,754,258
	Siltronic AG	108,774	6,178,901
#	Sixt SE	93,403	7,398,238
#	SMA Solar Technology AG	103,003	1,802,380
	Stabilus SE	165,804	6,564,069
	STRATEC SE	33,286	1,298,749
	Stroeer SE & Co. KGaA	219,381	13,017,208
	Suedzucker AG	449,303	5,389,891
*	Surteco Group SE	47,139	930,806
	SUSS MicroTec SE	143,891	8,609,732
*	TAG Immobilien AG	1,433,997	23,838,469
#	Takkt AG	206,035	2,016,670
*Ω	TeamViewer SE	990,522	14,269,749
	Technotrans SE	40,227	704,504
	thyssenkrupp AG	3,560,158	12,427,840
*	TUI AG	2,121,084	17,681,523
	United Internet AG	420,665	8,612,445
	Verbio SE	157,196	2,416,689
	Vossloh AG	72,880	3,527,158
#	Wacker Chemie AG	117,837	9,911,617
#	Wacker Neuson SE	223,677	3,448,766
	Washtec AG	77,512	3,317,159
*	Westwing Group SE	41,567	320,907
	Wuestenrot & Wuerttembergische AG	167,757	2,178,186
*Ω	Zalando SE	1,029,392	31,162,448
	Zeal Network SE	20,712	896,217

TOTAL GERMANY			804,073,931

GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0

IRELAND — (0.6%)
	Cairn Homes PLC	2,554,196	5,973,046
	Dalata Hotel Group PLC	593,044	2,781,631
	FBD Holdings PLC (FBD ID)	17,353	239,748
	FBD Holdings PLC (FBH LN)	125,459	1,719,497
	Glanbia PLC (GLB ID)	436,363	7,259,737
	Glanbia PLC (GLB LN)	700,613	12,282,191

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*Ω	Glenveagh Properties PLC	1,443,631	$2,525,830
	Irish Continental Group PLC (IR5B ID)	825,575	4,668,683
*	Permanent TSB Group Holdings PLC	273,432	428,196

TOTAL IRELAND			37,878,559

ISRAEL — (2.0%)
*	Adgar Investment & Development Ltd.	105,459	136,168
#*	Afcon Holdings Ltd.	3,064	80,737
#*	AFI Properties Ltd.	100,052	4,796,023
#	Africa Israel Residences Ltd.	19,944	1,390,692
*	Alarum Technologies Ltd.	10,500	13,436
#*	Allot Ltd.	185,689	626,809
*	Alrov Properties & Lodgings Ltd.	49,832	1,898,530
#	Arad Ltd.	31,707	436,791
*	Argo Properties NV	4,799	122,647
	Aryt Industries Ltd.	18,534	23,008
#	Ashdod Refinery Ltd.	46,309	741,762
	Atreyu Capital Markets Ltd.	828	13,810
#	AudioCodes Ltd. (AUDC IT)	25,347	235,882
	AudioCodes Ltd. (AUDC US)	5,644	51,981
	Aura Investments Ltd.	451,065	2,289,193
	Automatic Bank Services Ltd.	16,866	81,660
*	Avgol Industries 1953 Ltd.	468,925	158,659
*	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,755,306
#	Bet Shemesh Engines Holdings 1997 Ltd.	34,921	2,766,111
	Blue Square Real Estate Ltd.	36,996	2,974,341
*	Brack Capital Properties NV	17,073	1,334,838
	Carasso Motors Ltd.	137,415	758,008
*	Cellcom Israel Ltd. (CEL IT)	507,532	2,394,356

		Shares	Value»
ISRAEL — (Continued)
*	Ceragon Networks Ltd.	266,244	$660,285
*	Clal Insurance Enterprises Holdings Ltd.	95,777	1,835,295
*	Compugen Ltd.	131,543	211,776
	Danel Adir Yeoshua Ltd.	24,802	2,482,662
	Danya Cebus Ltd.	857	21,773
	Delek Automotive Systems Ltd.	99,236	613,934
	Delta Galil Ltd.	71,511	3,190,512
	Direct Finance of Direct Group 2006 Ltd.	676	97,665
*	Dor Alon Energy in Israel 1988 Ltd.	10,173	212,964
#*	Doral Group Renewable Energy Resources Ltd.	114,764	439,452
*	Duniec Brothers Ltd.	489	32,866
*	El Al Israel Airlines	738,575	1,434,472
#*	Electra Consumer Products 1970 Ltd.	60,700	1,213,754
#	Electra Real Estate Ltd.	69,694	746,769
#*	Electreon Wireless Ltd.	4,233	255,276
*	Ellomay Capital Ltd.	2,597	35,883
*	Equital Ltd.	130,158	4,704,932
	FMS Enterprises Migun Ltd.	19,186	707,577
	Formula Systems 1985 Ltd. (FORTY IT)	51,459	4,405,350
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	625	52,306
#	Fox Wizel Ltd.	49,365	3,623,922
	Gav-Yam Lands Corp. Ltd.	173,334	1,430,202
*	Gilat Satellite Networks Ltd.	218,401	1,134,755
*	Hagag Group Real Estate Development	24,932	119,059
	Hilan Ltd.	56,407	3,091,664
	IDI Insurance Co. Ltd.	39,307	1,337,541
#*	IES Holdings Ltd.	1,768	94,016
	Ilex Medical Ltd.	4,067	69,904

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Inrom Construction Industries Ltd.	442,668	$1,579,530
	Isracard Ltd.	441,294	1,709,826
#	Israel Canada TR Ltd.	127,865	479,024
#*	Israel Land Development Co. Ltd.	92,319	821,326
	Israel Shipyards Industries Ltd.	580	11,256
	Isras Investment Co. Ltd.	7,382	1,567,480
*	Issta Ltd.	22,740	516,056
#*	Kamada Ltd. (KMDA IT)	203,071	1,174,104
	Kardan Real Estate Enterprise & Development Ltd.	61,338	78,201
	Kerur Holdings Ltd.	32,360	573,445
#*	Klil Industries Ltd.	5,696	313,887
#	Kvutzat Acro Ltd.	31,052	426,247
	Lahav L.R. Real Estate Ltd.	9,407	9,528
	Lapidoth Capital Ltd.	1,086	17,905
#	Levinstein Properties Ltd.	1,526	25,175
	M Yochananof & Sons Ltd.	9,132	541,985
	Magic Software Enterprises Ltd. (MGIC IT)	136,415	1,534,258
	Magic Software Enterprises Ltd. (MGIC US)	1,403	15,728
*	Malam - Team Ltd.	11,092	193,868
	Matrix IT Ltd.	118,584	2,378,745
	Max Stock Ltd.	51,851	137,141
#	Maytronics Ltd.	219,580	551,276
#	Mediterranean Towers Ltd.	408,368	874,331
	Mega Or Holdings Ltd.	97,232	2,722,661
	Meitav Investment House Ltd.	202,025	1,078,740
	Menora Mivtachim Holdings Ltd.	93,191	2,898,921
	Meshulam Levinstein Contracting & Engineering Ltd.	458	37,352
	Migdal Insurance & Financial Holdings Ltd.	443,976	722,502

		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	31,365	$1,648,560
#	Nawi Group Ltd.	73,059	616,109
#*	Nayax Ltd.	11,666	342,508
*	Neto Malinda Trading Ltd.	6,080	112,746
*	Neto ME Holdings Ltd.	3,661	78,308
	Next Vision Stabilized Systems Ltd.	89,007	1,012,084
#	Novolog Ltd.	200,415	81,123
	Oil Refineries Ltd.	12,193,775	3,109,368
	One Software Technologies Ltd.	86,603	1,278,771
*	OY Nofar Energy Ltd.	2,178	50,673
	Palram Industries 1990 Ltd.	3,030	56,970
*	Partner Communications Co. Ltd.	679,130	2,886,371
	Paz Retail & Energy Ltd.	54,454	6,163,802
*	Perion Network Ltd.	47,295	384,492
#	Plasson Industries Ltd.	19,120	726,095
	Prashkovsky Investments & Construction Ltd.	26,574	726,218
#*	Priortech Ltd.	29,284	1,254,153
	Qualitau Ltd.	584	24,077
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,284,464
#*	Rani Zim Shopping Centers Ltd.	26,927	22,024
	Retailors Ltd.	16,917	305,049
#*	Scope Metals Group Ltd.	47,550	1,472,761
	Summit Real Estate Holdings Ltd.	219,219	3,378,268
	Suny Cellular Communication Ltd.	187,376	52,706
	Tadiran Group Ltd.	15,935	837,630
Ω	Tamar Petroleum Ltd.	72,618	428,961
	Tel Aviv Stock Exchange Ltd.	125,686	1,260,132
	Telsys Ltd.	1,180	57,061
*	Tera Light Ltd.	45,638	76,244

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	39,749	$66,181
	Victory Supermarket Chain Ltd.	5,213	69,579

TOTAL ISRAEL			115,191,300

ITALY — (10.0%)
	A2A SpA	11,130,525	25,442,636
	Abitare In SpA	1,909	8,693
	ACEA SpA	278,123	5,278,132
#*	Aeffe SpA	177,250	153,452
#	Amplifon SpA	642,160	17,938,139
Ω	Anima Holding SpA	1,556,636	9,431,408
#*	Aquafil SpA	75,255	158,327
	Arnoldo Mondadori Editore SpA	1,088,121	2,890,014
	Ascopiave SpA	432,784	1,333,258
#	Avio SpA	85,821	1,108,544
	Azimut Holding SpA	713,390	17,645,334
	Banca Generali SpA	435,216	19,286,836
	Banca IFIS SpA	218,039	5,225,590
	Banca Mediolanum SpA	1,010,991	12,496,662
	Banca Monte dei Paschi di Siena SpA	5,728,954	31,440,571
	Banca Popolare di Sondrio SpA	2,664,857	19,875,502
	Banca Profilo SpA	1,711,765	357,510
Ω	Banca Sistema SpA	335,410	549,749
	Banco BPM SpA	3,380,307	22,800,472
	Banco di Desio e della Brianza SpA	244,337	1,419,963
Ω	BFF Bank SpA	939,655	9,175,589
	Biesse SpA	58,095	493,484
	BPER Banca SpA	6,959,700	42,374,810
	Brembo NV	486,139	5,105,674
	Brunello Cucinelli SpA	239,655	23,706,883
	Buzzi SpA	623,737	24,436,638
	Cairo Communication
	SpA	380,269	907,735
#Ω	Carel Industries SpA	152,643	3,137,347
	Cembre SpA	10,045	418,260
	Cementir Holding NV	371,783	3,862,517
*	CIR SpA-Compagnie Industriali	2,713,555	1,711,770
	Credito Emiliano SpA	560,900	6,056,928
	d’Amico International Shipping SA	303,578	1,633,552
	Danieli & C Officine Meccaniche SpA (DAN IM)	106,476	2,883,176

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	156,996	$3,173,588
	Datalogic SpA	61,179	393,834
	De’ Longhi SpA	5,093	159,181
#*	Digital Bros SpA	34,830	346,518
#	Digital Value SpA	4,078	48,626
#*Ω	doValue SpA	18,227	101,774
	Elica SpA	154,208	291,896
	Emak SpA	376,132	398,252
Ω	Enav SpA	799,192	3,385,968
	ERG SpA	107,675	2,418,154
*	Esprinet SpA	209,839	1,297,641
#*	Eurotech SpA	104,289	101,709
	Fiera Milano SpA	38,749	174,169
	Fila SpA	171,216	1,850,676
*	Fincantieri SpA	110,768	617,874
#*††	Finmatica SpA	5,960	0
	FNM SpA	1,146,070	521,146
	Gefran SpA	35,925	351,019
#*	Geox SpA	356,231	203,978
	GPI SpA	24,149	315,618
	Hera SpA	5,278,121	20,191,726
#	IMMSI SpA	997,787	568,085
	Intercos SpA	34,623	555,551
	Iren SpA	4,241,783	9,186,961
	Italgas SpA	2,855,625	17,518,131
	Italian Sea Group SpA	5,100	44,648
	Italmobiliare SpA	81,280	2,445,432
	Iveco Group NV	1,184,579	12,309,901
	LU-VE SpA	5,488	162,069
	Maire SpA	1,232,552	9,302,876
#*††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV (MFEA IM), Class A	1,032,233	3,377,403
#	MFE-MediaForEurope NV (MFEB IM), Class B	406,270	1,876,447
	Moltiply Group SpA	126,668	4,710,947
*	Newlat Food SpA	24,519	304,263
*Ω	Nexi SpA	2,536,649	16,033,632
	Orsero SpA	44,592	574,011
Ω	OVS SpA	1,548,437	4,752,910
	Pharmanutra SpA	10,106	603,497
#	Piaggio & C SpA	1,288,486	3,102,425
Ω	Piovan SpA	5,605	83,984
Ω	Pirelli & C SpA	1,773,238	9,689,567
Ω	RAI Way SpA	612,982	3,519,699
	Reply SpA	147,826	22,537,066

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	$827,387
	Sabaf SpA	61,381	1,239,029
#*	Safilo Group SpA	349,854	381,729
*	Saipem SpA	3,289,534	7,821,172
#	Salvatore Ferragamo SpA	214,047	1,429,420
	Sanlorenzo SpA	25,699	967,660
#*	Seco SpA	21,231	38,195
#*	Seri Industrial SpA	3,574	11,489
	Sesa SpA	53,003	4,603,063
#	Sogefi SpA	339,969	717,607
	SOL SpA	231,248	8,968,963
#	Spaxs SpA	258,973	1,050,765
	Tamburi Investment Partners SpA	836,182	7,861,883
Ω	Technogym SpA	944,304	10,179,536
#*	Telecom Italia SpA (TIT IM)	58,892,610	14,917,752
#*	TREVI - Finanziaria Industriale SpA	405,238	122,882
	TXT e-solutions SpA	2,902	92,543
Ω	Unieuro SpA	105,971	1,331,403
	Unipol Gruppo SpA	3,064,314	38,083,241
	Webuild SpA	2,530,323	7,175,393
	Wiit SpA	9,884	221,115
	Zignago Vetro SpA	188,636	2,151,998

TOTAL ITALY			590,542,232

JAPAN — (0.0%)
*††	Bourbon Corp. SA	28,851	0

NETHERLANDS — (4.8%)
	Aalberts NV	724,188	26,132,538
	Acomo NV	61,420	1,163,257
	AFC Ajax NV	13,955	150,893
#*Ω	Alfen NV	107,307	1,438,998
	Allfunds Group PLC	935,238	5,720,480
#	AMG Critical Materials NV	179,177	3,056,699
	Aperam SA	244,426	6,652,755
	Arcadis NV	536,696	37,162,867
#*	Avantium NV	19,708	51,329
Ω	B&S Group SARL	39,302	198,555
#*Ω	Basic-Fit NV	294,041	7,280,835
	BE Semiconductor Industries NV	57,493	6,119,907
#	Brunel International NV	125,084	1,210,183
	Corbion NV	349,347	8,759,179
Ω	CTP NV	232,075	3,882,229
#*	Fastned BV, CVA	409	9,737
	Flow Traders Ltd.	205,012	4,690,714

		Shares	Value»
NETHERLANDS — (Continued)
	ForFarmers NV	207,291	$739,776
	Fugro NV	690,716	15,882,061
	IMCD NV	143,400	22,799,317
*	InPost SA	483,789	9,437,801
#	Kendrion NV	86,802	1,025,349
	Koninklijke BAM Groep NV	1,911,457	8,822,155
	Koninklijke Heijmans NV, CVA	154,593	4,160,217
	Koninklijke Vopak NV	382,087	17,613,707
#	Nedap NV	33,400	2,000,890
	OCI NV	583,466	7,103,750
#*	Pharming Group NV	3,585,543	2,999,639
#	PostNL NV	1,918,014	2,306,868
	Randstad NV	522,254	24,079,793
	SBM Offshore NV	810,224	14,830,936
#*	SIF Holding NV	40,013	599,437
Ω	Signify NV	693,739	16,985,949
#	Sligro Food Group NV	131,437	1,640,435
	TKH Group NV, CVA	254,672	10,362,449
#*	TomTom NV	384,562	2,100,555
	Van Lanschot Kempen NV, CVA	167,503	7,656,235

TOTAL NETHERLANDS			286,828,474

NORWAY — (1.8%)
	2020 Bulkers Ltd.	116,085	1,391,394
	ABG Sundal Collier Holding ASA	1,966,560	1,227,542
#	AF Gruppen ASA	4,067	48,607
#*	Akastor ASA	594,497	697,434
*	Aker BioMarine ASA	18,649	85,602
	AMSC ASA	265,196	691,486
#*	Archer Ltd.	142,932	307,298
#*	ArcticZymes Technologies ASA	83,850	135,076
	Arendals Fossekompani ASA	1,452	21,184
	Atea ASA	386,638	4,968,315
	Austevoll Seafood ASA	107,072	929,296
#Ω	Avance Gas Holding Ltd.	95,849	902,654
#*	Axactor ASA	689,478	232,524
	B2 Impact ASA	1,094,623	950,407
	Belships ASA	562,784	908,646
#*	Bluenord ASA	34,906	1,701,863
	Bonheur ASA	137,587	3,467,881
	Borr Drilling Ltd.	15,385	64,463
	Borregaard ASA	373,866	6,636,052
	Bouvet ASA	88,184	543,417

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	BW LPG Ltd.	168,847	$2,177,650
	BW Offshore Ltd.	555,871	1,510,528
#*	Cavendish Hydrogen ASA	13,272	13,795
*	Cloudberry Clean Energy ASA	109,836	120,870
*Ω	Crayon Group Holding ASA	394,265	3,904,906
	DNO ASA	2,131,335	2,088,748
*	DOF Group ASA	52,297	417,564
*Ω	Elkem ASA	1,020,572	1,668,479
Ω	Elmera Group ASA	272,240	835,704
	Elopak ASA	140,236	570,385
Ω	Europris ASA	1,123,230	6,930,852
	FLEX LNG Ltd. (FLNG NO)	134,727	3,310,356
*	FLEX LNG Ltd. (FLNG US)	5,649	138,400
#	Grieg Seafood ASA	269,047	1,630,010
*	Hexagon Composites ASA	688,978	2,711,276
#*	Hexagon Purus ASA	235,168	147,763
Ω	Kid ASA	75,893	1,044,495
	Kitron ASA	882,478	2,508,873
Ω	Klaveness Combination Carriers ASA	66,520	514,506
*	Kongsberg Automotive ASA	2,870,176	366,719
*	LINK Mobility Group Holding ASA	713,362	1,715,819
	Magnora ASA	116,589	240,128
	Medistim ASA	2,163	31,444
*	Morrow Bank ASA	33,724	20,356
	MPC Container Ships ASA	1,802,135	3,551,908
Ω	Multiconsult ASA	2,534	44,162
#*	NEL ASA	800,463	309,671
	Norbit ASA	65,552	565,462
*	Nordic Mining ASA	66,782	157,613
Ω	Norske Skog ASA	263,873	543,335
#*	Northern Ocean Ltd.	113,801	76,251
#*	Norwegian Air Shuttle ASA	842,208	816,733
#*	Nykode Therapeutics ASA	540,234	228,275
	Odfjell Drilling Ltd.	636,267	2,931,053
	Odfjell SE, Class A	138,332	1,571,714
	Odfjell Technology Ltd.	107,420	489,295
*	OKEA ASA	206,616	430,593
Ω	Okeanis Eco Tankers Corp.	72,558	1,922,853

		Shares	Value»
NORWAY — (Continued)
	Olav Thon Eiendomsselskap ASA	32,494	$664,040
*	Otello Corp. ASA	13,451	9,593
	Panoro Energy ASA	304,915	740,143
	Pareto Bank ASA	73,890	435,740
	Pexip Holding ASA	168,536	655,607
*	PhotoCure ASA	103,955	490,421
	Protector Forsikring ASA	370,747	9,649,642
	Rana Gruber ASA	98,940	711,599
#*	REC Silicon ASA	1,458,520	1,051,489
*	Salmon Evolution ASA	400,285	247,531
*	SATS ASA	185,401	363,381
*Ω	Scatec ASA	515,724	3,757,652
*	SD Standard ETC PLC	271,994	46,822
*	Sea1 offshore, Inc.	37,563	93,773
	Selvaag Bolig ASA	254,582	760,929
#*Ω	Shelf Drilling Ltd.	799,393	1,106,946
*	SmartCraft ASA	10,481	28,401
#	Solstad Maritime Holding AS	37,831	72,222
*	Solstad Offshore ASA	37,831	118,104
	Sparebank 1 Oestlandet	65,584	938,607
	Sparebanken More	3,278	26,468
	Sparebanken Sor	3,496	60,617
	TGS ASA	209,354	1,899,500
	Veidekke ASA	661,987	7,562,643
	Wilh Wilhelmsen Holding ASA, Class A	38,394	1,429,592
*Ω	XXL ASA	40,651	189,339

TOTAL NORWAY			107,280,486

PORTUGAL — (1.0%)
	Altri SGPS SA	472,047	2,552,741
	Banco Comercial Portugues SA, Class R	54,867,978	27,678,001
	Corticeira Amorim SGPS SA	152,259	1,390,309
	CTT-Correios de Portugal SA	500,372	2,328,028
#	Ibersol SGPS SA	75,074	599,632
#	Mota-Engil SGPS SA	733,051	2,043,866
	Navigator Co. SA	1,800,047	6,943,293
	NOS SGPS SA	992,577	3,796,908

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	2,747,946	$6,862,409
	Semapa-Sociedade de Investimento e Gestao	15,541	250,349
	Sonae SGPS SA	6,515,163	6,438,299

TOTAL PORTUGAL			60,883,835

SPAIN — (6.2%)
	Acciona SA	107,606	13,809,105
	Acerinox SA	864,609	7,922,495
*††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	42,088	1,201,653
	Alantra Partners SA	60,724	535,214
#	Almirall SA	451,846	4,412,880
#*	Amper SA	7,369,582	908,178
	Atresmedia Corp. de Medios de Comunicacion SA	510,640	2,421,271
#*	Audax Renovables SA	235,521	448,850
	Azkoyen SA	67,253	460,845
	Banco de Sabadell SA	35,081,456	68,422,289
	Bankinter SA	3,867,743	31,554,625
	CIE Automotive SA	373,265	10,016,062
	Construcciones y Auxiliar de Ferrocarriles SA	116,717	4,617,203
#	Corp. ACCIONA Energias Renovables SA	64,687	1,339,126
*	Distribuidora Internacional de Alimentacion SA	4,617,030	62,898
#	Ebro Foods SA	422,414	7,545,151
#*	eDreams ODIGEO SA	403,870	2,850,352
	Elecnor SA	209,796	4,686,228
	Enagas SA	1,201,770	17,047,474
#*	Ence Energia y Celulosa SA	831,813	2,601,789
	Ercros SA	590,023	2,330,045
	Faes Farma SA	1,843,460	7,080,247
	Fluidra SA	517,281	13,981,463
Ω	Gestamp Automocion SA	950,021	2,790,009
Ω	Global Dominion Access SA	487,657	1,382,620

		Shares	Value»
SPAIN — (Continued)
*	Grenergy Renovables SA	7,453	$264,196
#*	Grifols SA	294,350	3,304,152
	Grupo Catalana Occidente SA	268,886	11,023,766
	Grupo Empresarial San Jose SA	141,180	697,686
	Iberpapel Gestion SA (IBG SM)	48,869	996,444
	Indra Sistemas SA	861,675	15,190,878
#	Laboratorio Reig Jofre SA	15,329	47,886
	Laboratorios Farmaceuticos Rovi SA	130,063	11,048,857
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,300,555	4,173,338
	Logista Integral SA	400,823	12,280,242
	Mapfre SA	4,520,827	12,923,281
	Melia Hotels International SA	624,896	4,651,217
#Ω	Metrovacesa SA	27,648	257,551
	Miquel y Costas & Miquel SA	185,363	2,469,051
Ω	Neinor Homes SA	121,260	1,990,254
#*	Obrascon Huarte Lain SA	2,278,833	685,279
*	Oryzon Genomics SA	35,547	63,584
	Pharma Mar SA	60,597	4,667,609
	Prim SA	40,283	430,216
*	Promotora de Informaciones SA, Class A	1,330,083	498,206
Ω	Prosegur Cash SA	728,297	425,792
	Realia Business SA	1,649,762	1,729,782
	Redeia Corp. SA	106,820	1,977,843
	Renta 4 Banco SA	442	5,920
	Sacyr SA	2,954,368	9,838,116
#*	Solaria Energia y Medio Ambiente SA	468,643	4,915,614
#*	Soltec Power Holdings SA	58,317	101,368
#*Ω	Talgo SA	548,128	2,080,051
*	Tecnicas Reunidas SA	271,263	3,280,944
#	Tubacex SA	650,945	2,278,822
*	Tubos Reunidos SA	34,204	19,698
Ω	Unicaja Banco SA	6,268,586	7,880,243
#	Vidrala SA	134,680	14,562,939
	Viscofan SA	267,053	17,859,562

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Vocento SA	339,280	$246,816

TOTAL SPAIN			365,295,275

SWEDEN — (6.6%)
Ω	AcadeMedia AB	491,095	3,020,907
	AddLife AB, Class B	519,090	6,596,560
	Addnode Group AB	588,212	5,901,421
	AFRY AB	456,973	6,875,805
Ω	Alimak Group AB	383,382	4,394,587
	Alleima AB	634,941	3,879,947
	Alligo AB, Class B	157,419	1,863,144
Ω	Ambea AB	367,624	3,150,406
*	Annehem Fastigheter AB, Class B	214,348	367,118
#	AQ Group AB	100,937	1,277,626
	Arise AB	21,470	82,469
	Arjo AB, Class B	1,239,736	4,089,014
	Atrium Ljungberg AB, Class B	52,636	1,055,909
Ω	Attendo AB	650,235	2,896,789
	Beijer Alma AB	300,996	4,849,466
	Bergman & Beving AB	206,099	5,802,660
	Betsson AB, Class B	862,835	11,489,503
#*	Better Collective AS	172,614	2,268,240
*	BHG Group AB	763,406	1,277,059
	Bilia AB, Class A	568,393	6,701,337
	Billerud Aktiebolag	146,741	1,302,929
	BioGaia AB, Class B	16,074	159,361
*	BioInvent International AB	59,104	241,899
	Bjorn Borg AB	13,009	69,544
*	Bonava AB, Class B	1,469,466	1,283,975
*Ω	Boozt AB	41,497	463,974
Ω	Bravida Holding AB	938,657	6,968,384
	Bufab AB	232,131	8,329,318
	Bulten AB	100,758	655,718
	Bure Equity AB	347,830	12,457,882
	Byggmax Group AB	355,780	1,492,465
	Catella AB	94,080	264,992
	Catena AB	177,293	8,126,818
#*	Catena Media PLC	312,104	156,404
*	Cavotec SA	79,682	135,317
	Cellavision AB	66,166	1,446,671
#	Cibus Nordic Real Estate AB publ	211,689	3,418,410
#*	Cint Group AB	274,740	329,032
	Clas Ohlson AB, Class B	301,167	4,988,117
	Cloetta AB, Class B	1,211,692	3,046,117
Ω	Coor Service Management Holding AB	573,993	2,018,321

		Shares	Value»
SWEDEN — (Continued)
#	Corem Property Group AB (COREB SS), Class B	4,272,496	$2,885,395
	CTT Systems AB	10,788	244,462
	Dios Fastigheter AB	770,250	5,745,078
Ω	Dometic Group AB	545,126	2,960,260
*Ω	Dustin Group AB	1,327,257	943,727
*	Dynavox Group AB	9,997	57,951
	Eastnine AB	505,684	2,173,335
#	Elanders AB, Class B	74,315	678,883
*	Electrolux AB, Class B	43,698	366,742
	Electrolux Professional AB, Class B	701,852	4,838,490
	Elekta AB, Class B	891,431	5,370,055
*Ω	Eltel AB	172,532	119,677
*	Enea AB	89,313	851,321
#	Engcon AB	48,626	564,278
#	Eolus Vind AB, Class B	46,496	204,178
	Ependion AB	100,183	971,940
	Ework Group AB	46,094	609,370
	Fagerhult Group AB	336,247	1,898,246
#	Fasadgruppen Group AB	7,775	36,302
*	Fastighets AB Trianon	20,413	42,609
*	Fastighetsbolaget Emilshus AB, Class B	22,290	92,848
#	FastPartner AB (FPARA SS), Class A	83,537	556,876
	FastPartner AB (FPARD SS), Class D	35	241
	Fenix Outdoor International AG	22,137	1,243,437
	G5 Entertainment AB	28,168	245,196
	Granges AB	850,121	10,044,232
#	Hanza AB	140,095	913,667
	Heba Fastighets AB, Class B	361,003	1,110,950
*	Hexatronic Group AB	319,110	1,307,046
	HMS Networks AB	92,552	3,443,635
*Ω	Hoist Finance AB	288,342	2,573,429
*	Humana AB	195,613	697,814
	Instalco AB	1,024,156	3,121,192
#*	International Petroleum Corp. (IPCO SS)	575,409	6,521,486
#*	Intrum AB	132,234	428,648

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	INVISIO AB	55,963	$1,415,082
	Inwido AB	484,214	8,788,739
	ITAB Shop Concept AB	29,488	71,904
	JM AB	481,523	8,160,588
*	Karnov Group AB	114,792	860,591
#*	K-fast Holding AB	32,288	66,490
*	Klarabo Sverige AB, Class B	18,680	36,332
#	KNOW IT AB	168,048	2,117,145
#	Lime Technologies AB	26,713	823,250
	Lindab International AB	625,701	13,117,645
	Loomis AB	415,615	13,020,858
*	Maha Energy AB	148,058	84,748
*	Medcap AB	22,059	1,127,651
	Medicover AB, Class B	38,382	662,018
	MEKO AB	230,074	3,094,296
*	Modern Times Group MTG AB, Class B	535,437	3,819,889
	Momentum Group AB	184,563	3,116,745
	NCAB Group AB	466,496	2,876,554
	NCC AB, Class B	556,908	8,289,413
#	Nederman Holding AB	50,101	1,066,463
*	Net Insight AB, Class B	1,846,012	1,367,919
	New Wave Group AB, Class B	793,920	8,438,654
	Nilorngruppen AB, Class B	5,532	36,096
*	Nivika Fastigheter AB, Class B	10,217	39,956
*	Nobia AB	2,917,360	1,370,472
	Nolato AB, Class B	1,634,602	8,587,124
	Nordic Paper Holding AB	144,281	671,677
	Nordic Waterproofing Holding AB	83,900	1,366,517
*	Norion Bank AB	341,331	1,331,023
*	Norva24 Group AB	17,804	52,250
#*	Note AB	100,209	1,289,914
	NP3 Fastigheter AB	178,321	4,158,598
	Nyfosa AB	1,209,815	12,238,794
	OEM International AB, Class B	349,065	4,080,009
#*	Orron Energy AB	1,070,270	718,196
*	Ovzon AB	568	653
	Peab AB, Class B	838,977	6,395,106

		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	347,104	$2,937,116
	Prevas AB, Class B	14,315	148,913
*	Pricer AB, Class B	774,633	875,676
	Proact IT Group AB	206,921	2,652,364
	Ratos AB, Class B	1,302,988	4,164,442
	RaySearch Laboratories AB	168,653	2,404,585
	Rejlers AB	948	13,572
	Rottneros AB	672,020	616,403
	Rvrc Holding AB	183,156	797,804
	Scandi Standard AB	369,860	2,820,462
*Ω	Scandic Hotels Group AB	1,124,717	7,267,542
*	Sdiptech AB, Class B	96,967	2,189,603
*	Sedana Medical AB	35,048	38,679
*	Sensys Gatso Group AB	43,904	253,500
#*Ω	Sinch AB	3,447,167	10,294,202
*	Sivers Semiconductors AB	68,258	25,044
	SkiStar AB	317,931	4,896,125
	Solid Forsakring AB	89,141	720,662
*	Stendorren Fastigheter AB	6,293	117,464
*	Stillfront Group AB	2,238,435	1,557,059
	Storskogen Group AB, Class B	5,013,757	4,162,059
	Synsam AB	86,607	393,408
	Systemair AB	418,005	3,197,338
	Tethys Oil AB	170,149	907,138
*	TF Bank AB	5,604	165,031
	Troax Group AB	253,075	5,142,830
#	Truecaller AB, Class B	697,378	3,120,895
	VBG Group AB, Class B	65,091	1,886,397
*	Vestum AB	51,049	53,947
#*	Viaplay Group AB	193,548	14,895
	Vitec Software Group AB, Class B	85,365	3,720,762
	Vitrolife AB	65,198	1,450,472
	Volati AB	11,330	104,971
	XANO Industri AB, Class B	5,023	31,858

TOTAL SWEDEN			392,961,188

SWITZERLAND — (17.5%)
	Accelleron Industries AG (ACLN SW)	321,100	17,216,541
	Adecco Group AG	726,414	22,723,472

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Allreal Holding AG	123,614	$21,994,552
	ALSO Holding AG	45,982	12,229,738
*	Aluflexpack AG	4,910	85,428
*	ams-OSRAM AG	521,644	5,056,418
	APG SGA SA	8,182	1,867,899
*	Arbonia AG	308,639	4,345,319
*	Aryzta AG	5,820,297	10,292,999
	Ascom Holding AG	220,226	1,226,454
	Autoneum Holding AG	26,017	3,486,115
	Avolta AG	478,961	19,042,758
	Baloise Holding AG	122,975	23,534,870
	Banque Cantonale de Geneve	10,177	3,010,073
	Banque Cantonale du Jura SA	3,848	249,284
	Banque Cantonale Vaudoise	113,639	11,323,794
#	Barry Callebaut AG	5,723	10,037,494
*	Basilea Pharmaceutica Ag Allschwil	6,133	304,401
	Belimo Holding AG	65,534	43,411,843
	Bell Food Group AG	14,374	4,406,871
	Bellevue Group AG	43,173	733,059
	Berner Kantonalbank AG	31,526	8,497,379
	BKW AG	137,229	24,111,126
	Bossard Holding AG, Class A	43,351	10,415,950
	Bucher Industries AG	52,355	20,391,184
	Burckhardt Compression Holding AG	14,619	10,747,608
	Burkhalter Holding AG	27,381	2,813,140
#	Bystronic AG	8,214	3,136,434
#	Calida Holding AG	2,276	68,612
	Carlo Gavazzi Holding AG	3,383	810,336
	Cembra Money Bank AG	193,702	17,443,509
#*	Cicor Technologies Ltd.	15,422	936,447
	Cie Financiere Tradition SA	10,201	1,784,840
	Clariant AG	1,344,284	18,682,299
	Coltene Holding AG	18,442	1,141,022
	COSMO Pharmaceuticals NV	18,792	1,454,628
	CPH Group AG	229	18,457

		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG	27,289	$4,596,157
	DKSH Holding AG	222,954	15,927,857
#*	DocMorris AG	24,807	975,203
	dormakaba Holding AG	22,816	17,397,924
	EFG International AG	683,025	9,333,874
	Emmi AG	15,616	14,842,245
#	Feintool International Holding AG	39,987	754,054
	Flughafen Zurich AG	140,805	33,193,739
	Forbo Holding AG	7,448	7,322,281
	Fundamenta Real Estate AG	3,191	58,687
Ω	Galenica AG	304,180	26,473,491
#*	GAM Holding AG	682,619	101,085
	Georg Fischer AG	603,776	43,809,851
	Gurit Holding AG, Class BR	23,849	523,792
	Helvetia Holding AG	255,479	43,153,231
	Hiag Immobilien Holding AG	29,065	2,769,962
	Huber & Suhner AG	110,667	10,474,218
	Hypothekarbank Lenzburg AG	6	28,052
	Implenia AG	94,496	3,340,058
*	Ina Invest AG	34,544	794,018
	Inficon Holding AG	14,320	17,157,544
	Interroll Holding AG	4,863	12,788,617
	Intershop Holding AG	53,850	7,574,598
	Investis Holding SA	7,084	902,712
	Jungfraubahn Holding AG	20,334	3,874,632
	Kardex Holding AG	49,226	15,016,864
#	Komax Holding AG	22,696	2,885,427
#*	Kudelski SA	217,692	355,209
	Landis & Gyr Group AG	94,470	7,610,013
	LEM Holding SA Liechtensteinische	3,744	4,991,704
	Landesbank AG Luzerner	65,937	5,383,228
	Kantonalbank AG	117,613	8,691,755
Ω	Medacta Group SA	16,798	2,234,004
Ω	Medmix AG	151,076	1,733,982
	Meier Tobler Group AG	45,826	1,518,623
	Metall Zug AG, Class B	1,164	1,625,512
	Mikron Holding AG	13,436	233,329
	Mobilezone Holding AG	305,440	4,873,015

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Mobimo Holding AG	62,895	$19,489,393
*Ω	Montana Aerospace AG	22,341	394,598
	Naturenergie Holding AG	83,637	3,496,684
	Novavest Real Estate AG	1,614	63,731
	OC Oerlikon Corp. AG Pfaffikon	1,189,538	5,446,715
*	Orascom Development Holding AG	93,520	410,157
#	Orell Fuessli AG	5,028	448,544
	Orior AG	41,050	2,040,330
	Phoenix Mecano AG	4,329	2,212,204
	Plazza AG, Class A	7,288	2,758,829
#*Ω	PolyPeptide Group AG	11,760	392,340
	PSP Swiss Property AG	334,828	47,548,876
	Rieter Holding AG	15,889	1,682,147
	Romande Energie Holding SA	68,578	3,676,447
	Schweiter Technologies AG	6,061	2,767,998
#*	Schweizerische Nationalbank	23	96,678
*Ω	Sensirion Holding AG	1,592	116,067
	SFS Group AG	122,860	17,579,882
	Siegfried Holding AG	31,967	41,756,690
	SIG Group AG	795,514	17,167,317
	SKAN Group AG	16,845	1,506,847
	Softwareone Holding AG	190,954	1,725,421
	St. Galler Kantonalbank AG	17,904	8,730,496
	Stadler Rail AG	199,609	5,703,136
	StarragTornos Group AG	2,819	130,717
	Sulzer AG	137,594	21,212,011
	Swiss Prime Site AG	176,383	19,134,315
	Swissquote Group Holding SA	82,359	28,016,051
	Tecan Group AG	535	135,180
	Temenos AG	360,705	24,984,291
	Thurgauer Kantonalbank	3,152	456,212
	TX Group AG	18,706	3,210,890
	u-blox Holding AG	48,813	3,735,668
	Valiant Holding AG	102,013	11,889,214
Ω	VAT Group AG	5,953	2,478,793
	Vaudoise Assurances Holding SA	6,859	3,657,259

	Shares	Value»
SWITZERLAND — (Continued)
Vetropack Holding AG	70,586	$2,339,984
Vontobel Holding AG VP Bank AG,	218,761	14,241,720
Class A	20,230	1,707,332
VZ Holding AG	91,049	14,692,122
* V-ZUG Holding AG	11,325	710,740
Walliser Kantonalbank	19,673	2,573,802
Warteck Invest AG	117	234,549
Ypsomed Holding AG	19,846	8,802,489
Zehnder Group AG	82,191	4,589,953
Zug Estates Holding AG, Class B	1,242	2,724,768
Zuger Kantonalbank	711	6,776,373

TOTAL SWITZERLAND		1,039,998,860

UNITED STATES — (0.0%)
* ADTRAN Holdings, Inc.	80,099	517,436

TOTAL COMMON STOCKS		5,645,883,623

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Draegerwerk AG & Co. KGaA, 4.050%	54,390	2,644,856
Einhell Germany AG, 1.469%	870	62,815
FUCHS SE, 2.601%	477,660	22,293,326
Jungheinrich AG, 2.998%	346,549	9,485,895
Sixt SE, 6.877%	114,717	7,173,311
STO SE & Co. KGaA, 4.132%	16,514	2,190,584
Villeroy & Boch AG, 6.344%	41,086	734,768

TOTAL GERMANY		44,585,555

RIGHTS/WARRANTS — (0.0%)

ITALY — (0.0%)
* Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	2,713,555	0
* ElicaDir Opz AzOrd Su Az Rights 11/29/2024	154,208	0
* Reply SpA Rights 11/28/2024	147,826	8

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
ITALY — (Continued)
* Sesa SpA Rights 11/28/2024	53,003	$0
#* Webuild SpA Warrants 08/02/2030	116,038	0

TOTAL ITALY		8

SWITZERLAND — (0.0%)
* GAM Holding AG Rights 11/13/2024	682,619	83,593

TOTAL RIGHTS/WARRANTS		83,601

TOTAL INVESTMENT SECURITIES (Cost $4,623,811,795)		5,690,552,779

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	20,833,410	$240,959,226

TOTAL INVESTMENTS — (100.0%) (Cost $4,864,766,748)			$5,931,512,005

As of October 31, 2024, the value of Rule 144A securities amounted to $391,929,263 or 6.8% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$173,904,313	—	$173,904,313
Belgium	$617,993	226,273,718	—	226,891,711
Denmark	19,718,733	399,449,559	—	419,168,292
Finland	—	337,309,285	—	337,309,285
France	54,425	687,080,735	—	687,135,160
Gabon	—	23,286	—	23,286
Germany	874,867	803,199,064	—	804,073,931
Ireland	—	37,878,559	—	37,878,559
Israel	780,300	114,411,000	—	115,191,300
Italy	—	590,542,232	—	590,542,232
Netherlands	—	286,828,474	—	286,828,474
Norway	202,863	107,077,623	—	107,280,486
Portugal	—	60,883,835	—	60,883,835
Spain	—	365,295,275	—	365,295,275
Sweden	—	392,961,188	—	392,961,188
Switzerland	—	1,039,998,860	—	1,039,998,860
United States	—	517,436	—	517,436

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$44,585,555	—	$44,585,555
Rights/Warrants
Italy	—	8	—	8
Switzerland	—	83,593	—	83,593
Securities Lending Collateral	—	240,959,226	—	240,959,226

Total Investments in Securities	$22,249,181	$5,909,262,824	—	$5,931,512,005

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (1.0%)
*	Cineplex, Inc.	28,705	$206,162
#	Cogeco Communications, Inc.	75,074	3,782,412
	Cogeco, Inc.	31,967	1,395,909
	Quebecor, Inc., Class B	258,407	6,434,424
	TELUS Corp.	180,109	2,847,128
*	WildBrain Ltd.	384,009	303,379
#	Yellow Pages Ltd.	56,545	408,143

TOTAL COMMUNICATION SERVICES			15,377,557

CONSUMER DISCRETIONARY — (3.2%)
*	Aritzia, Inc.	437,934	14,100,321
*	AutoCanada, Inc.	112,783	1,202,068
	BMTC Group, Inc.	20,581	186,912
*	Bragg Gaming Group, Inc.	4,700	21,266
	BRP, Inc. (DOOO US)	81,086	3,995,107
#*	Canada Goose Holdings, Inc. (GOOS US)	27,656	271,582
	Canadian Tire Corp. Ltd., Class A	40	4,257
*	Dorel Industries, Inc., Class B	159,177	628,774
	Exco Technologies Ltd.	164,124	988,976
	Gamehost, Inc.	89,999	682,579
#*	GoldMoney, Inc.	25,000	183,144
	Leon’s Furniture Ltd.	129,679	2,498,860
	Linamar Corp.	239,754	9,809,879
	Martinrea International, Inc.	434,400	3,213,502
#	MTY Food Group, Inc.	110,523	3,551,390
	Pet Valu Holdings Ltd.	29,157	533,364
	Pizza Pizza Royalty Corp.	136,724	1,286,375
	Pollard Banknote Ltd.	49,129	838,370
Ω	Spin Master Corp.	168,624	3,569,037

TOTAL CONSUMER DISCRETIONARY			47,565,763

CONSUMER STAPLES — (4.6%)
#	Andrew Peller Ltd., Class A	168,200	478,380
	Corby Spirit & Wine Ltd.	74,067	680,905
	High Liner Foods, Inc.	106,744	1,002,007

		Shares	Value»
CONSUMER STAPLES — (Continued)
Ω	Jamieson Wellness, Inc.	223,815	$5,331,952
#	KP Tissue, Inc.	47,200	277,976
	Lassonde Industries, Inc., Class A	18,000	2,280,978
	Maple Leaf Foods, Inc.	441,946	6,684,657
	North West Co., Inc.	265,067	9,977,492
#	Premium Brands Holdings Corp.	234,002	14,611,365
	Primo Water Corp. (PRMW CN)	799,922	21,004,164
	Primo Water Corp. (PRMW US)	76,765	2,013,546
	Rogers Sugar, Inc.	618,427	2,469,533
#*	SunOpta, Inc. (SOY CN)	145,311	953,886

TOTAL CONSUMER STAPLES			67,766,841

ENERGY — (20.1%)
*	Advantage Energy Ltd.	1,159,923	7,256,027
	Africa Oil Corp.	1,729,489	2,223,425
*	Athabasca Oil Corp.	3,078,409	11,430,585
	Baytex Energy Corp.	3,546,204	10,009,395
#	Birchcliff Energy Ltd.	1,534,038	5,718,144
*	Bonterra Energy Corp.	52,762	127,325
*	Calfrac Well Services Ltd.	18,245	50,449
#	Canacol Energy Ltd.	158,831	321,689
#	Cardinal Energy Ltd.	598,676	2,756,140
	CES Energy Solutions Corp.	1,466,667	8,405,934
#*	Denison Mines Corp. (DML CN)	3,194,457	6,722,275
*	Denison Mines Corp. (DNN US)	40,832	85,747
	Enerflex Ltd. (EFX CN)	501,298	3,312,344
	Enerflex Ltd. (EFXT US)	40,441	267,315
#*	Energy Fuels, Inc.	66,322	400,593
*	Ensign Energy Services, Inc.	895,508	1,800,856
*	Fission Uranium Corp.	1,881,321	1,283,625
#	Freehold Royalties Ltd.	623,529	6,148,636
	Frontera Energy Corp.	240,131	1,307,281
#	Gear Energy Ltd.	227,278	86,514
	Gibson Energy, Inc.	849,068	14,086,595

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Gran Tierra Energy, Inc. (GTE CN)	260,711	$1,653,377
#	Headwater Exploration, Inc.	1,267,891	6,246,800
#	InPlay Oil Corp.	29,169	39,594
#*	Journey Energy, Inc.	22,652	34,978
*	Kelt Exploration Ltd.	959,125	4,498,213
*	Kolibri Global Energy, Inc.	5,600	18,581
*††	Lightstream Resources Ltd.	687,816	0
*	Mattr Corp.	383,896	3,349,974
*	MEG Energy Corp.	726,445	13,278,289
	North American Construction Group Ltd. (NOA CN)	121,746	2,373,975
	North American Construction Group Ltd. (NOA US)	36,466	712,181
*	NuVista Energy Ltd.	847,527	6,805,294
*	Obsidian Energy Ltd. (OBE CN)	12,060	68,427
*	Obsidian Energy Ltd. (OBE US)	334,144	1,894,596
#	Paramount Resources Ltd., Class A	408,631	7,882,956
	Parex Resources, Inc.	671,441	6,235,309
	Parkland Corp.	737,606	17,164,100
#	Pason Systems, Inc.	457,006	4,421,209
#	Peyto Exploration & Development Corp.	926,487	10,100,961
	PHX Energy Services Corp.	136,923	917,507
#	Pine Cliff Energy Ltd.	189,200	115,503
#	PrairieSky Royalty Ltd.	1,144,791	22,906,509
*	Precision Drilling Corp. (PD CN)	55,319	3,322,664
*	Precision Drilling Corp. (PDS US)	23,071	1,385,414
#*	Questerre Energy Corp., Class A	797,460	160,368
*	Saturn Oil & Gas, Inc.	63,600	100,949
	Secure Energy Services, Inc.	1,822,233	20,298,654
#*	Spartan Delta Corp.	530,341	1,291,239
*Ω	STEP Energy Services Ltd.	31,360	77,254
*	Strathcona Resources Ltd.	7,061	139,562
	Surge Energy, Inc.	329,085	1,392,113
	Tamarack Valley Energy Ltd.	2,883,083	8,593,238
*	Tenaz Energy Corp.	16,600	115,885

		Shares	Value»
ENERGY — (Continued)
	TerraVest Industries, Inc.	31,969	$2,289,847
#	Tidewater Midstream & Infrastructure Ltd.	1,283,767	267,384
	Topaz Energy Corp.	367,478	7,049,476
	Total Energy Services, Inc.	245,486	1,696,109
*	Touchstone Exploration, Inc.	28,397	11,625
	Trican Well Service Ltd.	1,249,399	4,145,670
*	Valeura Energy, Inc.	68,728	223,112
	Veren, Inc. (VRN CN)	2,103,228	10,830,714
	Veren, Inc. (VRN US)	1,211,884	6,253,321
#	Vermilion Energy, Inc. (VET CN)	507,974	4,735,521
	Vermilion Energy, Inc. (VET US)	233,451	2,178,098
#	Whitecap Resources, Inc.	3,246,058	24,222,750
#*	Yangarra Resources Ltd.	308,771	226,198

TOTAL ENERGY			295,526,392

FINANCIALS — (9.1%)
	AGF Management Ltd., Class B	367,701	2,751,783
	Alaris Equity Partners Income	48,716	629,790
	Canaccord Genuity Group, Inc.	473,188	3,405,282
	Canadian Western Bank	535,877	22,033,941
	Chesswood Group Ltd.	27,283	17,635
	CI Financial Corp.	681,999	11,216,847
	Clairvest Group, Inc.	1,900	94,840
	Definity Financial Corp.	351,353	13,558,514
	E-L Financial Corp. Ltd.	7,378	7,556,310
#	EQB, Inc.	158,804	12,183,318
#	Fiera Capital Corp.	395,160	2,755,775
	Firm Capital Mortgage Investment Corp.	189,321	1,536,487
#	First National Financial Corp.	80,519	2,347,880
	goeasy Ltd.	62,859	7,996,707
	Guardian Capital Group Ltd., Class A	93,214	2,675,212
#	Laurentian Bank of Canada	261,995	4,907,408
#	Nuvei Corp.	118,433	3,985,270

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Onex Corp.	242,471	$17,452,827
*	Payfare, Inc.	32,902	48,679
#	Propel Holdings, Inc.	26,500	688,789
*	RF Capital Group, Inc.	17,024	93,045
	Sprott, Inc. (SII CN)	123,716	5,474,330
	Timbercreek Financial Corp.	482,530	2,626,909
*	Trisura Group Ltd. (TSU CN)	244,997	7,249,525
	VersaBank (VBNK CN)	3,400	51,109

TOTAL FINANCIALS			133,338,212

HEALTH CARE — (2.3%)
	Andlauer Healthcare Group, Inc.	91,822	2,708,464
*	Aurora Cannabis, Inc. (ACB CN)	3,845	20,823
#*	Aurora Cannabis, Inc. (ACB US)	57,448	311,365
#*	Bausch Health Cos., Inc. (BHC US)	1,492,701	13,732,849
#*	Cronos Group, Inc. (CRON CN)	110,912	234,195
#*	Cronos Group, Inc. (CRON US)	744,675	1,556,371
*	dentalCorp.Holdings Ltd.	100,711	679,194
#	Extendicare, Inc.	420,755	2,780,153
*	HLS Therapeutics, Inc.	20,104	48,226
*	Knight Therapeutics, Inc.	390,008	1,579,808
	Medical Facilities Corp.	135,329	1,409,323
*	Organigram Holdings, Inc. (OGI CN)	156,049	264,499
#*	Organigram Holdings, Inc. (OGI US)	117,408	200,768
	Sienna Senior Living, Inc.	400,018	4,947,255
*	TerrAscend Corp.	26,702	26,657
#*	Tilray Brands, Inc.	21,350	35,014
*	Viemed Healthcare, Inc.	93,487	799,314
*	Vitalhub Corp.	18,900	138,456
*	Well Health Technologies Corp.	582,357	1,852,868
††	Zenith Capital Corp.	111,820	4,819

TOTAL HEALTH CARE			33,330,421

INDUSTRIALS — (11.1%)
	ADENTRA, Inc.	57,186	1,576,737

		Shares	Value»
INDUSTRIALS — (Continued)
	Aecon Group, Inc.	352,376	$5,868,926
	Ag Growth International, Inc.	108,294	3,839,115
#*	Air Canada	721,665	9,780,456
	Algoma Central Corp.	51,900	564,718
	AtkinsRealis Group, Inc.	108,029	5,198,365
*	ATS Corp. (ATS CN)	413,555	12,394,621
*	ATS Corp. (ATS US)	7,768	232,807
	Badger Infrastructure Solution	185,624	4,828,744
*	Ballard Power Systems, Inc. (BLDP CN)	47,678	75,677
#*	Ballard Power Systems, Inc. (BLDP US)	785,575	1,241,208
	Bird Construction, Inc.	303,670	6,610,578
	Black Diamond Group Ltd.	265,177	1,723,598
*	Bombardier, Inc. (BBD/B CN), Class B	99,080	7,288,235
#	Boyd Group Services, Inc.	102,162	15,900,101
*	CAE, Inc. (CAE US)	125,626	2,211,018
	Calian Group Ltd.	61,397	2,117,929
	Dexterra Group, Inc.	168,743	747,760
	Doman Building Materials Group Ltd.	378,415	2,236,762
#	Exchange Income Corp.	116,207	4,569,493
	Finning International, Inc.	759,988	22,182,578
*	GDI Integrated Facility Services, Inc.	71,431	1,879,210
	Hammond Power Solutions, Inc.	22,825	1,978,161
*	Heroux-Devtek, Inc.	235,953	5,448,263
	K-Bro Linen, Inc.	62,286	1,469,526
#*	Lion Electric Co. (LEV CN)	67,500	41,207
#*	Lion Electric Co. (LEV US)	43,162	26,333
	Magellan Aerospace Corp.	82,957	621,425
*	MDA Space Ltd.	361,652	5,532,508
#	Mullen Group Ltd.	534,381	5,779,996
*	NFI Group, Inc.	259,328	2,952,094
	Richelieu Hardware Ltd.	297,793	7,847,183
	Russel Metals, Inc.	323,820	9,016,771
	Savaria Corp.	260,684	4,175,138
	Wajax Corp.	136,181	2,416,801

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Westport Fuel Systems, Inc. (WPRT CN)	940	$3,895
#*	Westport Fuel Systems, Inc. (WPRT US)	6,448	26,566
	Westshore Terminals Investment Corp.	191,037	3,157,081

TOTAL INDUSTRIALS			163,561,584

INFORMATION TECHNOLOGY — (4.6%)
#*	Bitfarms Ltd.	142,800	276,913
#*	BlackBerry Ltd.	250,953	567,154
*	Celestica, Inc. (CLS CN)	444,017	30,384,558
*	Celestica, Inc. (CLS US)	139,412	9,535,781
	Computer Modelling Group Ltd.	406,994	3,343,995
	Converge Technology Solutions Corp.	414,388	892,853
*	Docebo, Inc.	13,127	597,920
	Dye & Durham Ltd.	125,844	1,720,882
	Enghouse Systems Ltd.	244,730	5,179,871
	Evertz Technologies Ltd.	146,743	1,247,845
*	Kinaxis, Inc.	3,298	366,289
*	Lightspeed Commerce, Inc. (LSPD CN)	66,267	1,001,846
#*	Lightspeed Commerce, Inc. (LSPD US)	682,022	10,312,173
*	Quarterhill, Inc.	909,058	1,051,161
*	Sangoma Technologies Corp.	4,200	25,640
	Softchoice Corp.	25,922	390,966
	Vecima Networks, Inc.	6,059	87,033

TOTAL INFORMATION TECHNOLOGY			66,982,880

MATERIALS — (27.6%)
*	5N Plus, Inc.	548,950	2,799,257
	Acadian Timber Corp.	66,067	873,554
	ADF Group, Inc.	11,573	84,615
#*	Aimia, Inc.	480,289	865,821
#	AirBoss of America Corp.	97,997	294,199
	Alamos Gold, Inc. (AGI CN), Class A	567,696	11,469,313
#	Algoma Steel Group, Inc. (ASTL US)	29,447	304,776
*	Allied Gold Corp.	6,379	16,951
	Altius Minerals Corp.	227,686	4,307,286

		Shares	Value»
MATERIALS — (Continued)
*	Americas Gold & Silver Corp.	73,596	$33,829
	Amerigo Resources Ltd.	267,687	328,757
*	Ascot Resources Ltd.	71,438	12,827
	Aura Minerals, Inc.	2,000	25,927
	B2Gold Corp. (BTG US)	5,464,920	18,143,534
	B2Gold Corp. (BTO CN)	1,355,591	4,478,558
*	Calibre Mining Corp.	57,831	105,083
*	Canfor Corp.	490,473	5,851,084
*	Canfor Pulp Products, Inc.	10,551	7,426
#*	Capstone Copper Corp.	3,186,840	22,041,347
	Cascades, Inc.	637,040	4,799,475
	Centerra Gold, Inc.	1,196,385	8,455,080
*	China Gold International Resources Corp. Ltd. (CGG CN)	903,571	4,153,305
*	Culico Metals, Inc.	166,089	14,314
	Dundee Precious Metals, Inc.	978,699	9,953,229
*	Eldorado Gold Corp. (EGO US)	469,393	8,153,356
*	Eldorado Gold Corp. (ELD CN)	658,322	11,451,542
#	Endeavour Mining PLC	851,197	18,847,562
*	Endeavour Silver Corp. (EDR CN)	349,215	1,765,701
#*	Endeavour Silver Corp. (EXK US)	538,250	2,712,780
#*	Equinox Gold Corp. (EQX CN)	593,105	3,280,002
#*	Equinox Gold Corp. (EQX US)	1,447,850	8,021,089
#*	ERO Copper Corp. (ERO CN)	304,497	5,591,976
*	ERO Copper Corp. (ERO US)	163,751	3,003,193
#	First Majestic Silver Corp. (AG US)	880,997	6,501,758
#	First Majestic Silver Corp. (FR CN)	643,441	4,755,277
*	First Mining Gold Corp.	749,400	78,043
	Foraco International SA	355,941	577,747
*	Fortuna Mining Corp. (FSM US)	767,176	3,812,865

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Fortuna Mining Corp. (FVI CN)	858,460	$4,272,726
*	Galiano Gold, Inc.	643,057	1,108,440
*	Global Atomic Corp.	25,400	19,702
*	GoGold Resources, Inc.	337,904	388,298
*††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	12,092,058
	Hudbay Minerals, Inc. (HBM US)	807,176	7,224,225
#*	i-80 Gold Corp.	9,900	10,395
*	IAMGOLD Corp. (IAG US)	776,664	4,302,719
*	IAMGOLD Corp. (IMG CN)	2,280,410	12,660,300
#*	Imperial Metals Corp.	381,250	591,446
*	Interfor Corp.	324,432	4,471,469
*	K92 Mining, Inc.	731,533	4,865,153
	Labrador Iron Ore Royalty Corp.	315,769	6,907,978
#*	Largo, Inc. (LGO CN)	65,149	160,492
#*	Largo, Inc. (LGO US)	5,436	13,210
#*	Lucara Diamond Corp.	1,635,773	610,911
	Lundin Gold, Inc.	520,572	12,588,544
#*	MAG Silver Corp.	98,892	1,690,064
*	Major Drilling Group International, Inc.	436,147	2,624,995
*	Mandalay Resources Corp.	464	1,132
	Methanex Corp. (MEOH US)	147,520	5,778,358
	Methanex Corp. (MX CN)	193,398	7,570,073
	Neo Performance Materials, Inc.	58,355	329,422
*	New Gold, Inc. (NGD CN)	3,379,281	9,295,541
*	New Gold, Inc. (NGD US)	834,239	2,294,157
*	Northern Dynasty Minerals Ltd.	76,877	30,920
	OceanaGold Corp.	4,009,027	11,373,331
*††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd. (OLA CN)	246,169	1,182,797
*	Orla Mining Ltd. (ORLA US)	561,722	2,713,117
#	Osisko Gold Royalties Ltd. (OR CN)	588,381	11,840,727
	Osisko Gold Royalties Ltd. (OR US)	317,426	6,389,785

		Shares	Value»
MATERIALS — (Continued)
	Sandstorm Gold Ltd. (SAND US)	940,358	$5,689,166
	Sandstorm Gold Ltd. (SSL CN)	106,825	647,541
*	Seabridge Gold, Inc. (SA US)	153,264	2,671,392
*	Seabridge Gold, Inc. (SEA CN)	76,784	1,337,868
*	SilverCrest Metals, Inc. (SIL CN)	93,464	953,872
*	SilverCrest Metals, Inc. (SILV US)	596,067	6,062,001
	SSR Mining, Inc. (SSRM CN)	832,681	5,143,143
	SSR Mining, Inc. (SSRM US)	190,585	1,175,909
	Stelco Holdings, Inc.	248,137	12,141,756
	Stella-Jones, Inc.	317,270	19,181,807
#*	Taseko Mines Ltd. (TKO CN)	1,628,726	3,614,582
*	Torex Gold Resources, Inc.	470,858	10,155,396
	Transcontinental, Inc., Class A	442,149	5,461,962
*††	Trevali Mining Corp.	255,929	0
#	Triple Flag Precious Metals Corp. (TFPM CN)	10,672	182,879
	Triple Flag Precious Metals Corp. (TFPM US)	144,057	2,470,579
*	Victoria Gold Corp./Vancouver	2,100	724
*	Wallbridge Mining Co. Ltd.	350,615	18,886
*	Wesdome Gold Mines Ltd.	735,795	6,447,157
*	Western Copper & Gold Corp.	27,900	29,656
*	Western Forest Products, Inc.	1,937,290	688,734
	Westgold Resources Ltd.	1,199,076	2,437,163
	Winpak Ltd.	176,428	6,286,202

TOTAL MATERIALS			406,173,298

REAL ESTATE — (2.0%)
#	Altus Group Ltd.	225,493	8,531,599
	Colliers International Group, Inc. (CIGI US)	46,644	7,119,740
#	DREAM Unlimited Corp., Class A	207,598	4,271,687

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Information Services Corp.	34,805	$729,921
	Mainstreet Equity Corp.	30,649	4,585,408
	Melcor Developments Ltd.	60,940	568,543
	Morguard Corp.	23,791	1,999,855
*	Real Matters, Inc.	1,806	9,145
	StorageVault Canada, Inc.	608,406	1,778,441

TOTAL REAL ESTATE			29,594,339

UTILITIES — (8.0%)
#	Algonquin Power & Utilities Corp. (AQN CN)	524,908	2,537,172
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	16,376,890
*	Altius Renewable Royalties Corp.	4,704	40,102
	Atco Ltd., Class I	396,565	13,762,359
	Boralex, Inc., Class A	429,459	10,323,549
	Brookfield Infrastructure Corp. (BIPC CN), Class A	443	18,232

		Shares	Value»
UTILITIES — (Continued)
#	Brookfield Infrastructure Corp. (BIPC US), Class A	520	$21,362
	Capital Power Corp.	673,746	27,325,340
	Innergex Renewable Energy, Inc.	829,647	5,434,251
*	Maxim Power Corp.	61,434	184,432
	Northland Power, Inc.	1,341,649	20,389,480
	Polaris Renewable Energy, Inc.	123,152	1,061,388
	Superior Plus Corp.	1,156,165	5,480,439
	TransAlta Corp.	1,425,799	14,909,781

TOTAL UTILITIES			117,864,777

TOTAL COMMON STOCKS Cost ($1,069,873,088)			1,377,082,064

			Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§	The DFA Short Term Investment Fund	8,152,992	94,297,510

TOTAL INVESTMENTS — (100.0%) (Cost $1,164,169,103)			$1,471,379,574

As of October 31, 2024, the value of Rule 144A securities amounted to $8,978,243 or 0.6% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,377,557	—	—	$15,377,557
Consumer Discretionary	47,565,763	—	—	47,565,763
Consumer Staples	67,766,841	—	—	67,766,841
Energy	295,526,392	—	—	295,526,392
Financials	133,225,737	$112,475	—	133,338,212
Health Care	33,325,602	—	$4,819	33,330,421
Industrials	163,561,584	—	—	163,561,584
Information Technology	66,982,880	—	—	66,982,880
Materials	406,172,574	724	—	406,173,298
Real Estate	29,594,339	—	—	29,594,339
Utilities	117,864,777	—	—	117,864,777
Securities Lending Collateral	—	94,297,510	—	94,297,510

Total Investments in Securities	$1,376,964,046	$94,410,709	$4,819<>	$1,471,379,574

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.1%)
	Ambev SA (ABEV US), ADR	1,643,290	$3,582,372
*	Ambipar Participacoes e Empreendimentos SA	15,663	350,331
	B3 SA - Brasil Bolsa Balcao	2,119,671	3,894,014
	Banco Bradesco SA (BBDC3 BZ)	293,106	645,950
	Banco BTG Pactual SA	486,239	2,735,299
	Banco do Brasil SA	998,306	4,546,939
	Banco Santander Brasil SA	145,083	682,637
	BB Seguridade Participacoes SA	546,226	3,238,106
*	BRF SA	427,700	1,940,627
	Caixa Seguridade Participacoes SA	285,695	711,655
	CCR SA	935,887	1,983,189
	Centrais Eletricas Brasileiras SA	627,377	4,120,726
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	31,544	501,234
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	205,800	3,278,047
	Cia Energetica de Minas Gerais (CMIG3 BZ)	330,104	828,558
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	678,697	1,022,583
	Cia Paranaense de Energia - Copel (ELP US), Sponsored ADR	17,400	116,754
	Cia Paranaense de Energia - Copel (ELPC US), ADR	4,349	25,964
	Cosan SA	994,086	2,032,572
	CPFL Energia SA	173,333	982,567
*	Embraer SA (EMBR3 BZ)	148,600	1,246,195
*	Embraer SA (ERJ US), Sponsored ADR	92,800	3,110,656
	Energisa SA	352,621	2,632,046

		Shares	Value»
BRAZIL — (Continued)
*	Eneva SA	594,511	$1,345,155
	Engie Brasil Energia SA	203,876	1,462,530
	Equatorial Energia SA	850,675	4,726,544
	Gerdau SA, Sponsored ADR	563,802	1,759,062
*Ω	Hapvida Participacoes e Investimentos SA	4,253,609	2,590,030
	Hypera SA	90,461	345,826
	JBS SA	625,375	3,895,545
	Klabin SA	1,256,075	4,532,465
	Localiza Rent a Car SA	339,528	2,467,949
	Lojas Renner SA	30,967	99,475
	Natura & Co. Holding SA	789,162	1,871,579
	Neoenergia SA	217,042	717,103
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	142,561	1,917,445
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	333,500	4,125,395
	Petroleo Brasileiro SA (PETR3 BZ)	2,899,815	19,593,277
	Porto Seguro SA	177,474	1,171,207
	PRIO SA	725,821	5,145,245
	Raia Drogasil SA	1,029,309	4,333,820
Ω	Rede D’Or Sao Luiz SA	198,456	1,007,917
	Rumo SA	465,906	1,603,821
	Suzano SA (SUZB3 BZ)	761,521	7,873,534
	Telefonica Brasil SA (VIVT3 BZ)	215,362	1,961,054
	TIM SA	705,539	2,023,532
	TOTVS SA	323,491	1,669,804
	Ultrapar Participacoes SA (UGPA3 BZ)	756,653	2,734,260
	Vale SA (VALE US), Sponsored ADR	537,780	5,754,251
	Vale SA (VALE3 BZ)	2,193,295	23,545,791
	Vibra Energia SA	1,085,887	4,190,721
	WEG SA	708,511	6,631,758

TOTAL BRAZIL			165,305,116

CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	126,043	2,924,204
	Banco de Credito e Inversiones SA	57,235	1,674,284

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	77,553	$1,515,386
	Banco Santander Chile (BSAN CI)	814,687	40,294
	Cencosud SA	1,295,386	2,665,735
	Cencosud Shopping SA	386,028	635,846
	Cia Sud Americana de Vapores SA	13,478,722	729,032
	Colbun SA	2,643,525	327,045
	Embotelladora Andina SA, ADR, Class B	5,680	98,889
	Empresas CMPC SA	701,974	1,117,977
	Empresas Copec SA	218,521	1,378,726
	Enel Americas SA (ENELAM CI)	6,119,171	572,691
	Enel Chile SA (ENELCHIL CI)	19,740,466	1,046,779
*	Falabella SA	373,428	1,337,510
	Plaza SA	277,577	452,095
#	Sociedad Quimica y Minera de Chile SA,
	Sponsored ADR	76,079	2,920,673

TOTAL CHILE			19,437,166

CHINA — (25.0%)
	360 Security Technology, Inc., Class A	89,600	121,768
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	322,607
	Accelink Technologies Co. Ltd., Class A	36,900	235,829
*	ADAMA Ltd., Class A	40,900	42,302
*	Addsino Co. Ltd., Class A	68,000	80,569
	Advanced Fiber Resources Zhuhai Ltd., Class A	3,800	27,198
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	90,594
	Advanced Technology & Materials Co. Ltd., Class A	33,000	50,326
	AECC Aero-Engine Control Co. Ltd., Class A	74,457	250,837

		Shares	Value»
CHINA — (Continued)
	AECC Aviation Power Co. Ltd., Class A	79,700	$479,144
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	141,765
	Agricultural Bank of China Ltd., Class H	14,160,000	6,957,461
	Aier Eye Hospital Group Co. Ltd., Class A	194,881	396,479
#*	Air China Ltd., Class H	1,822,000	1,025,460
	Aisino Corp., Class A	136,900	195,515
	Alibaba Group Holding Ltd. (9988 HK)	4,462,601	54,587,892
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	479,383	46,969,946
#*	Alibaba Health Information Technology Ltd.	2,426,000	1,226,870
	All Winner Technology Co. Ltd., Class A	9,000	50,270
	Aluminum Corp. of China Ltd., Class H	5,746,000	3,661,070
	Amlogic Shanghai Co. Ltd., Class A	18,181	177,725
	An Hui Wenergy Co. Ltd., Class A	135,218	148,178
	Andon Health Co. Ltd., Class A	20,600	134,418
	Angel Yeast Co. Ltd., Class A	49,800	254,923
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	153,648
	Anhui Conch Cement Co. Ltd., Class H	1,074,000	3,119,800
	Anhui Guangxin Agrochemical Co. Ltd., Class A	30,200	45,915
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	600,078
	Anhui Heli Co. Ltd., Class A	64,900	163,834
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	94,100	124,883
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	77,392

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	$584,149
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	135,737
	Anhui Jinhe Industrial Co. Ltd., Class A	35,300	114,226
	Anhui Kouzi Distillery Co. Ltd., Class A	57,300	312,191
	Anhui Xinhua Media Co. Ltd., Class A	65,500	68,264
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	321,388
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	231,572
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	129,263
	Anjoy Foods Group Co. Ltd., Class A	13,800	166,253
	Anker Innovations Technology Co. Ltd., Class A	24,180	272,540
	ANTA Sports Products Ltd.	1,245,400	13,292,381
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	173,503
	APT Medical, Inc., Class A	5,641	294,771
	Arcsoft Corp. Ltd., Class A	11,355	55,576
	Arctech Solar Holding Co. Ltd., Class A	11,902	142,450
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	107,152
*	ASR Microelectronics Co. Ltd., Class A	16,813	95,820
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	151,455
	Aurisco Pharmaceutical Co. Ltd., Class A	6,800	21,143
	Autel Intelligent Technology Corp. Ltd., Class A	22,653	97,189

		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	28,600	$180,915
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	627,891
	AVIC Industry-Finance Holdings Co. Ltd., Class A	230,500	134,316
	Avicopter PLC, Class A	32,004	188,973
*	Baidu, Inc. (9888 HK), Class A	1,386,750	15,823,956
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	209,099
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	149,850
	Bank of Beijing Co. Ltd., Class A	880,308	699,690
	Bank of Changsha Co. Ltd., Class A	328,284	393,531
	Bank of Chengdu Co. Ltd., Class A	338,750	734,041
	Bank of China Ltd., Class H	40,695,181	19,315,143
	Bank of Communications Co. Ltd., Class H	5,614,515	4,252,348
	Bank of Guiyang Co. Ltd., Class A	223,523	188,597
	Bank of Hangzhou Co. Ltd., Class A	356,304	694,385
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,433,486
	Bank of Nanjing Co. Ltd., Class A	454,780	655,754
	Bank of Ningbo Co. Ltd., Class A	283,042	1,017,621
	Bank of Shanghai Co. Ltd., Class A	573,383	625,095
	Bank of Suzhou Co. Ltd., Class A	341,360	366,591
	Bank of Xi’an Co. Ltd., Class A	147,800	75,309
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	53,954
	Baoji Titanium Industry Co. Ltd., Class A	29,300	126,132
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	753,445

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	$120,299
	Beibuwan Port Co. Ltd., Class A	96,100	108,391
*	BeiGene Ltd. (6160 HK)	189,100	2,978,240
*	BeiGene Ltd. (BGNE US), ADR	574	116,315
*	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	21,251
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	23,541
	Beijing BDStar Navigation Co. Ltd., Class A	26,700	106,233
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	394,530
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	289,646
	Beijing CTJ Information Technology Co. Ltd., Class A	10,480	44,468
	Beijing Dabeinong Technology Group Co. Ltd., Class A	105,861	70,370
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	74,163
	Beijing Easpring Material Technology Co. Ltd., Class A	31,100	182,011
	Beijing eGOVA Co. Ltd., Class A	21,300	61,471
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	86,392
	Beijing Enlight Media Co. Ltd., Class A	107,306	133,530
	Beijing Gehua CATV Network Co. Ltd., Class A	37,300	39,098
	Beijing Haohua Energy Resource Co. Ltd., Class A	118,200	141,721

		Shares	Value»
CHINA — (Continued)
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	$79,661
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	139,383
	Beijing Kingsoft Office Software, Inc., Class A	7,538	272,521
	Beijing New Building Materials PLC, Class A	107,603	471,774
	Beijing Originwater Technology Co. Ltd., Class A	341,249	242,624
	Beijing Roborock Technology Co. Ltd., Class A	6,318	209,494
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	54,339
	Beijing Shougang Co. Ltd., Class A	373,100	172,010
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	83,966
	Beijing Sifang Automation Co. Ltd., Class A	46,600	118,721
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	138,611
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	179,618
	Beijing Tong Ren Tang Co. Ltd., Class A	56,300	313,477
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	221,187
	Beijing United Information Technology Co. Ltd., Class A	55,486	206,471
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	27,221
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,280	113,074

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	$264,014
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	77,048
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,355,500	1,034,414
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	172,438
*	Bengang Steel Plates Co. Ltd., Class A	44,500	23,211
	Bethel Automotive Safety Systems Co. Ltd., Class A	34,840	237,417
	Betta Pharmaceuticals Co. Ltd., Class A	11,706	75,937
	BGI Genomics Co. Ltd., Class A	17,300	111,349
	Biem.L.Fdlkk Garment Co. Ltd., Class A	33,700	92,999
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	82,525
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	55,402
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	93,700	96,243
	Bluestar Adisseo Co., Class A	64,100	99,192
Ω	BOC Aviation Ltd.	4,700	36,453
	BOC International China Co. Ltd., Class A	114,700	186,883
	BOE Technology Group Co. Ltd., Class A	2,396,852	1,573,151
*	Bohai Leasing Co. Ltd., Class A	526,300	246,549
	Bosideng International Holdings Ltd.	140,000	78,504
	Bright Dairy & Food Co. Ltd., Class A	98,800	116,935
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	63,443

		Shares	Value»
CHINA — (Continued)
	BTG Hotels Group Co. Ltd., Class A	55,500	$108,331
	BYD Co. Ltd., Class H	533,886	19,283,217
	BYD Electronic International Co. Ltd.	983,000	4,212,563
	By-health Co. Ltd., Class A	53,393	95,525
	C&S Paper Co. Ltd., Class A	49,000	48,951
	Caitong Securities Co. Ltd., Class A	214,590	249,429
	Camel Group Co. Ltd., Class A	71,100	85,520
	Canmax Technologies Co. Ltd., Class A	40,470	134,034
	Castech, Inc., Class A	21,000	91,661
	Cathay Biotech, Inc., Class A	16,902	111,954
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	146,198
	CECEP Solar Energy Co. Ltd., Class A	221,400	161,258
	CECEP Wind-Power Corp., Class A	536,160	251,255
	Central China Land Media Co. Ltd., Class A	65,400	99,301
*	CETC Chips Technology, Inc., Class A	38,100	80,790
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	90,754
	CETC Digital Technology Co. Ltd., Class A	27,800	94,271
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	87,825
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,112,058
	Changchun High-Tech Industry Group Co. Ltd., Class A	22,100	323,954
	Changjiang Publishing & Media Co. Ltd., Class A	66,200	77,284
	Changjiang Securities Co. Ltd., Class A	255,570	253,815

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	$214,083
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	389,078
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	17,471
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	124,985
	Chengdu Wintrue Holding Co. Ltd., Class A	71,600	79,888
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	166,263
	Chengxin Lithium Group Co. Ltd., Class A	37,429	76,653
	Chengzhi Co. Ltd., Class A	31,800	35,757
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	309,402
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	181,489
	China Baoan Group Co. Ltd., Class A	144,734	220,750
	China CAMC Engineering Co. Ltd., Class A	67,200	75,772
	China CITIC Bank Corp. Ltd., Class H	7,801,928	4,862,518
	China Coal Energy Co. Ltd., Class H	3,325,777	4,148,835
	China Coal Xinji Energy Co. Ltd., Class A	187,000	213,540
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	58,060,590	45,068,748

		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	82,717	$427,062
#*	China Eastern Airlines Corp. Ltd., Class H	1,724,000	499,321
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	823,360
	China Everbright Bank Co. Ltd., Class H	1,954,000	660,488
*	China Film Co. Ltd., Class A	54,000	87,114
*	China First Heavy Industries Co. Ltd., Class A	235,100	105,439
	China Galaxy Securities Co. Ltd., Class H	3,972,500	3,536,233
	China Gas Holdings Ltd.	470,800	404,301
	China Great Wall Securities Co. Ltd., Class A	105,400	126,569
*	China Greatwall Technology Group Co. Ltd., Class A	70,800	157,517
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	73,800	103,063
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	121,979
	China Hongqiao Group Ltd.	3,314,000	5,324,586
#Ω	China International Capital Corp. Ltd., Class H	1,285,600	2,323,465
	China International Marine Containers Group Co. Ltd., Class H	253,630	199,711
	China Jushi Co. Ltd., Class A	302,698	481,004
	China Kings Resources Group Co. Ltd., Class A	34,300	126,161
	China Life Insurance Co. Ltd., Class H	3,410,000	7,228,317
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,588,482
	China Meheco Group Co. Ltd., Class A	121,131	193,720

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	2,074,000	$4,644,638
	China Merchants Bank Co. Ltd., Class H	3,171,054	15,517,631
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	750,537
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	241,794
	China Merchants Port Holdings Co. Ltd.	139,950	230,150
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	105,882
#Ω	China Merchants Securities Co. Ltd., Class H	390,260	663,698
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	427,341
	China Minsheng Banking Corp. Ltd., Class H	4,543,100	1,687,392
	China National Accord Medicines Corp. Ltd., Class A	38,600	151,202
	China National Chemical Engineering Co. Ltd., Class A	304,900	346,719
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	140,849
	China National Medicines Corp. Ltd., Class A	48,400	215,001
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,445,949
*	China National Software & Service Co. Ltd., Class A	15,200	97,007

		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	65,200	$46,092
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	401,899
	China Oilfield Services Ltd., Class H	2,100,000	1,964,902
	China Overseas Land & Investment Ltd.	2,421,500	4,627,045
	China Pacific Insurance Group Co. Ltd., Class H	1,875,400	6,512,989
	China Petroleum & Chemical Corp., Class H	21,046,800	11,855,458
	China Petroleum Engineering Corp., Class A	172,500	86,658
	China Publishing & Media Co. Ltd., Class A	92,100	88,697
	China Railway Group Ltd., Class H	3,007,000	1,500,549
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	189,985
	China Railway Materials Co. Ltd., Class A	245,800	96,637
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,384,000	570,467
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	78,417
	China Resources Beer Holdings Co. Ltd.	1,648,611	6,106,939
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	141,128
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	297,861
	China Resources Gas Group Ltd.	1,055,200	4,068,458

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,023,666	$10,079,189
	China Resources Microelectronics Ltd., Class A	29,357	207,698
Ω	China Resources Mixc Lifestyle Services Ltd.	236,400	975,249
#	China Resources Power Holdings Co. Ltd.	1,792,517	4,311,895
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	365,191
	China Science Publishing & Media Ltd., Class A	20,500	61,294
	China Shenhua Energy Co. Ltd., Class H	2,542,000	11,006,659
	China South Publishing & Media Group Co. Ltd., Class A	141,000	239,665
#*	China Southern Airlines Co. Ltd., Class H	2,084,000	910,885
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	71,289
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	38,585
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	50,916
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,487,386
	China State Construction International Holdings Ltd.	140,000	205,484
	China Tianying, Inc., Class A	160,000	110,463

		Shares	Value»
CHINA — (Continued)
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	31,000	$211,681
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	38,300	365,392
Ω	China Tower Corp. Ltd., Class H	54,536,000	7,358,589
	China TransInfo Technology Co. Ltd., Class A	92,200	132,885
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	77,381
#*	China Vanke Co. Ltd., Class H	1,504,920	1,432,776
	China Wafer Level CSP Co. Ltd., Class A	22,700	89,468
	China World Trade Center Co. Ltd., Class A	34,000	109,646
	China XD Electric Co. Ltd., Class A	121,000	140,459
	China Yangtze Power Co. Ltd., Class A	756,147	2,931,461
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	165,859
	China Zheshang Bank Co. Ltd., Class H	2,185,499	607,003
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	144,776
	Chongqing Brewery Co. Ltd., Class A	27,100	221,326
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	552,708
	Chongqing Chuanyi Automation Co. Ltd., Class A	26,230	76,292
	Chongqing Department Store Co. Ltd., Class A	26,200	81,227
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	179,364

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	$148,465
	Chongqing Gas Group Corp. Ltd., Class A	51,754	43,926
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,373,190
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	164,063
	Chongqing Taiji Industry Group Co. Ltd., Class A	27,300	98,535
	Chongqing Zhifei
	Biological Products Co. Ltd., Class A	131,070	523,215
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	264,082
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	148,597
	CITIC Heavy Industries Co. Ltd., Class A	226,600	140,632
	CITIC Ltd.	4,070,000	4,780,661
	CITIC Securities Co. Ltd., Class H	1,021,800	2,822,049
	CMOC Group Ltd., Class H	3,504,966	2,901,284
	CMST Development Co. Ltd., Class A	132,100	97,525
	CNGR Advanced Material Co. Ltd., Class A	43,300	233,496
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	99,222
	CNOOC Energy Technology & Services Ltd., Class A	655,100	401,856
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	102,000	121,231
*	COFCO Biotechnology Co. Ltd., Class A	102,913	84,378
	COFCO Capital Holdings Co. Ltd., Class A	57,700	175,324
	COFCO Sugar Holding Co. Ltd., Class A	173,300	238,063

		Shares	Value»
CHINA — (Continued)
*	COL Group Co. Ltd., Class A	15,600	$65,694
	Contemporary Amperex Technology Co. Ltd., Class A	222,516	7,722,850
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,854,000	1,774,427
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	5,972,314
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	166,083
	CQ Pharmaceutical Holding Co. Ltd., Class A	82,700	63,854
	CRRC Corp. Ltd., Class H	2,592,000	1,677,720
#Ω	CSC Financial Co. Ltd., Class H	594,000	708,391
	CSG Holding Co. Ltd., Class A	155,500	120,449
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	125,105
	CSPC Pharmaceutical Group Ltd.	10,073,200	7,457,521
*	CSSC Science & Technology Co. Ltd., Class A	65,900	126,169
	Dajin Heavy Industry Co. Ltd., Class A	27,500	91,318
	Daqin Railway Co. Ltd., Class A	756,360	692,488
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	54,212	110,458
	Datang International Power Generation Co. Ltd., Class H	950,000	185,402
	DBG Technology Co. Ltd., Class A	25,500	132,143
	Deppon Logistics Co. Ltd., Class A	61,400	123,439
	DHC Software Co. Ltd., Class A	118,900	122,244
	Digital China Group Co. Ltd., Class A	55,900	276,445

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Digital China Information Service Group Co. Ltd., Class A	40,500	$69,790
Do-Fluoride New Materials Co. Ltd., Class A	58,692	100,224
Dong-E-E-Jiao Co. Ltd., Class A	42,611	352,936
Dongfang Electric Corp. Ltd., Class H	63,800	83,732
Dongfang Electronics Co. Ltd., Class A	58,600	94,660
DongFeng Automobile Co. Ltd., Class A	82,400	76,063
Dongguan Development Holdings Co. Ltd., Class A	47,800	72,475
Dongxing Securities Co. Ltd., Class A	168,218	260,119
Double Medical Technology, Inc., Class A	5,700	28,042
East Money Information Co. Ltd., Class A	396,373	1,290,513
Eastern Communications Co. Ltd., Class A	30,500	53,969
Easyhome New Retail Group Co. Ltd., Class A	405,300	160,530
Ecovacs Robotics Co. Ltd., Class A	18,200	133,464
Edifier Technology Co. Ltd., Class A	47,900	101,069
Electric Connector Technology Co. Ltd., Class A	19,200	121,007
ENN Energy Holdings Ltd.	724,800	5,106,425
ENN Natural Gas Co. Ltd., Class A	244,700	631,208
Eoptolink Technology, Inc. Ltd., Class A	10,100	183,117
Espressif Systems Shanghai Co. Ltd., Class A	1,448	25,733
Estun Automation Co. Ltd., Class A	50,100	106,704
Eve Energy Co. Ltd., Class A	70,305	479,931

		Shares	Value»
CHINA — (Continued)
Ω	Everbright Securities Co. Ltd., Class H	379,000	$370,536
	Explosive Co. Ltd., Class A	48,437	83,935
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	118,080
	Fangda Carbon New Material Co. Ltd., Class A	186,124	138,384
	Fangda Special Steel Technology Co. Ltd., Class A	121,447	75,245
	Far East Smarter Energy Co. Ltd., Class A	63,000	46,748
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	126,181
	FAW Jiefang Group Co. Ltd., Class A	68,400	82,855
	FAWER Automotive Parts Co. Ltd., Class A	22,900	17,037
	FESCO Group Co. Ltd., Class A	32,900	94,212
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	70,200	188,758
	First Capital Securities Co. Ltd., Class A	102,400	123,607
	Focus Media Information Technology Co. Ltd., Class A	609,997	618,346
	Foryou Corp., Class A	27,600	115,175
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,767	712,710
	Fosun International Ltd.	856,222	486,111
	Founder Securities Co. Ltd., Class A	277,100	336,966
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,681,306
	Fujian Boss Software Development Co. Ltd., Class A	25,100	59,987
	Fujian Funeng Co. Ltd., Class A	200,870	265,446

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Kuncai Material Technology Co. Ltd., Class A	25,200	$95,247
	Fujian Star-net Communication Co. Ltd., Class A	19,000	46,725
	Fujian Sunner Development Co. Ltd., Class A	55,380	111,371
*	Fulin Precision Co. Ltd., Class A	21,900	39,560
	Fushun Special Steel Co. Ltd., Class A	100,300	98,835
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,094,197
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	122,555
Ω	Ganfeng Lithium Group Co. Ltd., Class H	177,599	487,216
	Gansu Energy Chemical Co. Ltd., Class A	570,100	218,567
	Gaona Aero Material Co. Ltd., Class A	48,100	116,177
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	134,660
	GCL Energy Technology Co. Ltd., Class A	90,000	103,019
*	GCL System Integration Technology Co. Ltd., Class A	195,100	74,129
	GD Power Development Co. Ltd., Class A	672,300	457,346
	Geely Automobile Holdings Ltd.	7,311,000	12,851,995
	GEM Co. Ltd., Class A	272,276	266,945
	Gemdale Corp., Class A	132,900	114,508
*	Genimous Technology Co. Ltd., Class A	40,300	65,877
	Geovis Technology Co. Ltd., Class A	14,780	86,096
	GEPIC Energy Development Co. Ltd., Class A	89,900	84,948
	GF Securities Co. Ltd., Class H	1,027,600	1,459,827

		Shares	Value»
CHINA — (Continued)
	Giant Network Group Co. Ltd., Class A	119,200	$208,548
*	GigaDevice Semiconductor, Inc., Class A	18,674	235,667
	Ginlong Technologies Co. Ltd., Class A	31,325	317,982
	Glarun Technology Co. Ltd., Class A	69,600	176,760
	GoerTek, Inc., Class A	169,200	555,473
	Goke Microelectronics Co. Ltd., Class A	7,300	73,191
	Goneo Group Co. Ltd., Class A	24,963	255,770
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,786	35,744
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	6,373	47,597
	Gotion High-tech Co. Ltd., Class A	51,100	163,251
	Grandblue Environment Co. Ltd., Class A	44,300	137,568
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	96,185
	Great Wall Motor Co. Ltd., Class H	2,190,500	3,483,287
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,075,173
*	Gree Real Estate Co. Ltd., Class A	105,500	106,704
	GRG Banking Equipment Co. Ltd., Class A	126,000	217,791
	Guangdong Advertising Group Co. Ltd., Class A	63,600	59,186
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	55,311
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	104,300	69,932
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	153,721

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	$75,108
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	159,510
*	Guangdong Golden Dragon Development, Inc., Class A	27,700	51,627
	Guangdong Haid Group Co. Ltd., Class A	91,500	564,415
	Guangdong HEC Technology Holding Co. Ltd., Class A	117,000	130,416
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	182,764
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,500	31,357
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	13,405
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	233,261
	Guangdong Tapai Group Co. Ltd., Class A	34,900	38,570
*	Guangdong TCL Smart Home Appliances Co. Ltd.	54,400	89,503
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	102,505
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	33,500	61,033
	Guanghui Energy Co. Ltd., Class A	476,300	511,248
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	75,447

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	$66,506
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	16,400	45,014
#	Guangzhou Automobile Group Co. Ltd., Class H	2,343,162	821,360
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	176,416
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	118,000	278,027
	Guangzhou Development Group, Inc., Class A	118,500	106,898
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	79,437
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	153,181
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	19,701	94,513
	Guangzhou Port Co. Ltd., Class A	103,900	51,011
	Guangzhou Restaurant Group Co. Ltd., Class A	27,700	62,432
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	18,900	95,679
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	101,040	268,969
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,600	78,764
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	225,190

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	$119,061
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	57,186
	Guizhou Chanhen Chemical Corp., Class A	32,800	98,081
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	115,200	88,631
	Guocheng Mining Co. Ltd., Class A	31,700	53,264
	Guosen Securities Co. Ltd., Class A	186,700	302,789
*	Guosheng Financial Holding, Inc., Class A	141,700	229,492
#Ω	Guotai Junan Securities Co. Ltd., Class H	339,600	497,544
	Guoyuan Securities Co. Ltd., Class A	227,040	270,305
	H World Group Ltd. (1179 HK)	799,700	2,943,535
#	H World Group Ltd. (HTHT US), ADR	86,463	3,172,327
Ω	Haidilao International Holding Ltd	1,444,000	2,912,432
	Haier Smart Home Co. Ltd. (600690 C1), Class A	258,200	1,061,115
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,280,600	8,276,809
*	Hainan Airlines Holding Co. Ltd., Class A	549,900	106,895
	Hainan Drinda New Energy Technology Co. Ltd., Class A	14,100	158,506
	Hainan Haide Capital Management Co. Ltd., Class A	86,500	102,261
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	119,327
	Hainan Mining Co. Ltd., Class A	98,900	96,812
	Hainan Strait Shipping Co. Ltd., Class A	139,000	115,354

		Shares	Value»
CHINA — (Continued)
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	$129,205
	Haitong Securities Co. Ltd., Class H	2,309,600	1,923,673
	Hangcha Group Co. Ltd., Class A	103,180	255,724
	Hangjin Technology Co. Ltd., Class A	27,400	69,415
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	199,300	278,851
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	80,768
	Hangzhou First Applied Material Co. Ltd., Class A	32,729	85,915
	Hangzhou Great Star Industrial Co. Ltd., Class A	103,300	416,035
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	64,706
	Hangzhou Iron & Steel Co., Class A	198,300	114,452
	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	116,815
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	201,551
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	101,240
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	107,079
	Han’s Laser Technology Industry Group Co. Ltd., Class A	43,617	157,933
Ω	Hansoh Pharmaceutical Group Co. Ltd	922,000	2,149,689
	Haohua Chemical Science & Technology Co. Ltd., Class A	33,800	153,126

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Harbin Boshi Automation Co. Ltd., Class A	57,200	$118,727
	HBIS Resources Co. Ltd., Class A	32,400	66,813
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	36,643
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	205,181
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	10,780	78,635
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	234,386
	Hefei Meiya Optoelectronic Technology, Inc., Class A	40,495	88,575
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	180,331
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	45,519
	Henan Lingrui Pharmaceutical Co., Class A	37,100	111,876
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	156,063
	Henan Pinggao Electric Co. Ltd., Class A	47,700	122,129
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	610,137
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	593,584
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	99,922
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	114,321	239,301

		Shares	Value»
CHINA — (Continued)
	Hengli Petrochemical Co. Ltd., Class A	402,600	$777,549
	Hengtong Optic-electric Co. Ltd., Class A	133,000	323,855
	Hengyi Petrochemical Co. Ltd., Class A	114,688	102,956
	Hesteel Co. Ltd., Class A	1,085,553	337,037
	Hexing Electrical Co. Ltd., Class A	18,500	100,417
	Hisense Visual Technology Co. Ltd., Class A	44,700	140,168
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	475,331
	HLA Group Corp. Ltd., Class A	198,600	158,922
	Hongfa Technology Co. Ltd., Class A	6,000	25,553
	Hongta Securities Co. Ltd., Class A	97,320	116,214
*	Hoshine Silicon Industry Co. Ltd., Class A	24,200	201,016
	Hoymiles Power Electronics, Inc., Class A	2,283	46,344
	Hoyuan Green Energy Co. Ltd., Class A	25,200	84,327
Ω	Hua Hong Semiconductor Ltd.	98,000	274,096
	Huaan Securities Co. Ltd., Class A	345,700	299,018
	Huada Automotive Technology Corp. Ltd., Class A	21,100	94,815
	Huadian Power International Corp. Ltd., Class H	1,372,000	681,695
	Huadong Medicine Co. Ltd., Class A	98,400	456,986
	Huafon Chemical Co. Ltd., Class A	294,683	335,862
	Huagong Tech Co. Ltd., Class A	30,400	167,710
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	582,389
	Huaihe Energy Group Co. Ltd., Class A	260,900	137,239

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	58,800	$136,261
	Huaming Power Equipment Co. Ltd., Class A	47,800	115,094
	Huaneng Power International, Inc., Class H	3,914,000	2,097,108
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,970,942
*	Huatu Cendes Co. Ltd., Class A	2,100	22,232
	Huaxi Securities Co. Ltd., Class A	175,000	207,796
	Huaxia Bank Co. Ltd., Class A	644,456	640,491
	Huayu Automotive Systems Co. Ltd., Class A	193,500	410,535
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	26,243
*	Hubei Dinglong Co. Ltd., Class A	44,900	170,398
	Hubei Energy Group Co. Ltd., Class A	227,983	159,840
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	125,015
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	96,248	408,522
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	246,109
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	156,519
	Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	341,893
	Humanwell Healthcare Group Co. Ltd., Class A	114,700	347,249
	Hunan Gold Corp. Ltd., Class A	47,600	111,441
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	27,900	91,287
	Hunan Valin Steel Co. Ltd., Class A	694,400	458,066

		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	59,229	$222,778
	IEIT Systems Co. Ltd., Class A	50,084	327,456
	Iflytek Co. Ltd., Class A	66,700	429,625
	IKD Co. Ltd., Class A	77,400	167,212
	Imeik Technology Development Co. Ltd., Class A	10,660	318,502
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	16,854,267
	Industrial Bank Co. Ltd., Class A	918,539	2,361,127
	Industrial Securities Co. Ltd., Class A	270,848	248,617
	INESA Intelligent Tech, Inc., Class A	38,400	81,344
	Infore Environment Technology Group Co. Ltd., Class A	233,424	158,369
	Ingenic Semiconductor Co. Ltd., Class A	13,600	139,163
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	333,039
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	845,838
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	181,656	243,149
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	12,800	69,562
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	511,903	306,208
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	241,379
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	259,500	1,019,839
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	328,100	311,444
*Ω	Innovent Biologics, Inc.	529,000	2,299,655

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	24,200	$88,406
	iRay Technology Co. Ltd., Class A	6,115	100,962
*	IRICO Display Devices Co. Ltd., Class A	274,400	293,852
	JA Solar Technology Co. Ltd., Class A	256,004	696,572
	Jafron Biomedical Co. Ltd., Class A	44,300	194,436
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	198,939
	JCET Group Co. Ltd., Class A	118,200	659,364
	JCHX Mining Management Co. Ltd., Class A	43,000	241,528
*Ω	JD Health International, Inc.	829,900	2,970,502
*Ω	JD Logistics, Inc.	2,335,900	4,753,274
	JD.com, Inc. (9618 HK), Class A	1,627,371	33,001,827
	JD.com, Inc. (JD US), ADR	124,763	5,067,873
	Jiangling Motors Corp. Ltd., Class A	32,100	115,457
	Jiangsu Azure Corp., Class A	37,700	49,195
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	152,002
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	298,415	291,783
	Jiangsu Eastern Shenghong Co. Ltd., Class A	221,740	246,366
	Jiangsu Expressway Co. Ltd., Class H	1,110,000	1,116,952
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	112,017
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	102,425
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	96,291

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	$76,926
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	354,163
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	95,575	626,964
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	252,765
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	56,668
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	233,790
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	67,812	419,141
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	49,500	149,082
	Jiangsu Linyang Energy Co. Ltd., Class A	150,967	156,568
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	158,162
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	267,102
	Jiangsu Pacific Quartz Co. Ltd., Class A	31,652	136,049
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	223,749
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	144,373
	Jiangsu Shagang Co. Ltd., Class A	69,200	62,778
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	22,729
	Jiangsu ToLand Alloy Co. Ltd., Class A	9,100	31,578

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	$191,534
	Jiangsu Yanghe Distillery Co. Ltd., Class A	84,890	959,829
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	233,755
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	164,569
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,800	380,239
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	353,691
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	66,906
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,222,065
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	110,784
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	84,975
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	67,739
	Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	103,602
	Jiayou International Logistics Co. Ltd., Class A	77,140	215,369
	Jihua Group Corp. Ltd., Class A	243,400	102,014
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	239,989
	Jilin Electric Power Co. Ltd., Class A	153,400	131,737
	Jinduicheng Molybdenum Co. Ltd., Class A	253,400	382,053

		Shares	Value»
CHINA — (Continued)
	Jingjin Equipment, Inc., Class A	45,700	$115,847
	Jinhong Gas Co. Ltd., Class A	16,534	44,285
	Jinhui Liquor Co. Ltd., Class A	12,100	34,876
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	421,628
	JiuGui Liquor Co. Ltd., Class A	8,800	62,439
	Jizhong Energy Resources Co. Ltd., Class A	350,300	292,081
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	189,755
	Joinn Laboratories China Co. Ltd., Class A	23,800	58,573
	Jointo Energy Investment Co. Ltd. Hebei, Class A	43,200	31,825
	Jointown Pharmaceutical Group Co. Ltd., Class A	357,725	260,015
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	90,991
	JSTI Group, Class A	57,800	114,682
	Juewei Food Co. Ltd., Class A	27,900	71,386
	Juneyao Airlines Co. Ltd., Class A	206,240	370,120
	Kailuan Energy Chemical Co. Ltd., Class A	94,400	89,751
	Kaishan Group Co. Ltd., Class A	46,400	62,274
	Keboda Technology Co. Ltd., Class A	11,400	90,923
	Keda Industrial Group Co. Ltd., Class A	105,200	124,429
	Kehua Data Co. Ltd., Class A	32,100	119,394
*	KingClean Electric Co. Ltd., Class A	18,500	64,388
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	196,375

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kingnet Network Co. Ltd., Class A	141,300	$264,838
	Kingsemi Co. Ltd., Class A	4,797	58,759
	Konfoong Materials International Co. Ltd., Class A	7,400	70,171
	KPC Pharmaceuticals, Inc., Class A	42,100	90,004
*Ω	Kuaishou Technology	2,316,700	13,652,332
*	Kuang-Chi Technologies Co. Ltd., Class A	48,900	291,328
	Kunlun Energy Co. Ltd.	6,962,000	6,602,493
	Kunlun Tech Co. Ltd., Class A	28,500	162,375
	Kunshan Huguang Auto Harness Co. Ltd., Class A	20,700	97,122
	Kweichow Moutai Co. Ltd., Class A	51,593	11,081,141
	Lakala Payment Co. Ltd., Class A	36,800	115,146
	Lao Feng Xiang Co. Ltd., Class A	34,800	240,230
	Laobaixing Pharmacy Chain JSC, Class A	36,200	82,526
	LB Group Co. Ltd., Class A	154,300	408,846
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	41,161
	Lenovo Group Ltd.	10,327,278	13,617,920
	Lens Technology Co. Ltd., Class A	200,200	632,036
	Leo Group Co. Ltd., Class A	305,600	82,775
	Lepu Medical Technology Beijing Co. Ltd., Class A	62,577	106,004
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	5,700	15,731
	Levima Advanced Materials Corp., Class A	21,000	48,284
	Leyard Optoelectronic Co. Ltd., Class A	143,200	106,941
*	Li Auto, Inc. (2015 HK), Class A	255,400	3,211,677

		Shares	Value»
CHINA — (Continued)
#*	Li Auto, Inc. (LI US), ADR	105,301	$2,633,578
	Li Ning Co. Ltd.	15,000	30,606
	Liaoning Cheng Da Co. Ltd., Class A	71,400	115,681
*	Lifan Technology Group Co. Ltd., Class A	119,500	126,824
	Lingyi iTech Guangdong Co., Class A	337,218	425,050
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	38,200	103,002
	Loncin Motor Co. Ltd., Class A	111,200	127,655
Ω	Longfor Group Holdings Ltd	2,116,500	3,428,743
	LONGi Green Energy Technology Co. Ltd., Class A	233,388	648,191
	Longshine Technology Group Co. Ltd., Class A	57,600	99,844
	Luenmei Quantum Co. Ltd., Class A	87,700	73,029
	Luxi Chemical Group Co. Ltd., Class A	151,900	249,791
	Luxshare Precision Industry Co. Ltd., Class A	368,724	2,172,416
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,583,092
	Mango Excellent Media Co. Ltd., Class A	67,592	238,298
	Maxscend Microelectronics Co. Ltd., Class A	10,100	135,383
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	18,300	64,574
	Mehow Innovative Ltd., Class A	5,900	26,799
	Meihua Holdings Group Co. Ltd., Class A	226,400	301,303
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	112,087
*Ω	Meituan, Class B	966,240	22,832,609
	Metallurgical Corp. of China Ltd., Class H	3,462,000	743,389

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Micro-Tech Nanjing Co. Ltd., Class A	8,087	$82,337
	Midea Group Co. Ltd., Class A	333,301	3,341,124
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,600	28,842
	Ming Yang Smart Energy Group Ltd., Class A	59,404	100,468
#	MINISO Group Holding Ltd.	28,200	141,320
	Minmetals Capital Co. Ltd., Class A	164,400	173,012
	MLS Co. Ltd., Class A	93,400	112,693
	Montage Technology Co. Ltd., Class A	11,001	105,669
*	Muyuan Foods Co. Ltd., Class A	224,357	1,376,767
	Nanjing Cosmos Chemical Co. Ltd., Class A	8,400	31,110
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	409,107
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	92,835
	Nanjing Securities Co. Ltd., Class A	124,700	158,985
*	Nanjing Tanker Corp., Class A	382,500	182,251
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	107,859
	NARI Technology Co. Ltd., Class A	299,642	1,094,884
	National Silicon Industry Group Co. Ltd., Class A	100,256	315,648
	NAURA Technology Group Co. Ltd., Class A	15,000	825,715
*	NavInfo Co. Ltd., Class A	56,250	80,703
	NBTM New Materials Group Co. Ltd., Class A	23,900	58,035
	NetEase, Inc. (9999 HK)	645,100	10,378,880
	NetEase, Inc. (NTES US), ADR	176,951	14,246,325

		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	58,300	$91,201
	New China Life Insurance Co. Ltd., Class H	747,600	2,522,968
*	New Hope Liuhe Co. Ltd., Class A	108,366	149,352
	Neway Valve Suzhou Co. Ltd., Class A	50,800	158,389
	Newland Digital Technology Co. Ltd., Class A	58,300	156,189
*	Ninestar Corp., Class A	33,051	130,719
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	149,724
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	24,100	75,117
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	78,597
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	112,956
	Ningbo Joyson Electronic Corp., Class A	86,200	201,497
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	276,370
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	22,793	96,153
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	469,948
	Ningbo Shanshan Co. Ltd., Class A	86,500	110,846
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	384,619
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	117,591
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	715,555
*	NIO, Inc. (9866 HK), Class A	689,080	3,544,239
#Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	6,073,889
	North Copper Co. Ltd., Class A	117,000	149,132

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	$208,405
	Northeast Securities Co. Ltd., Class A	120,200	144,305
	Novoray Corp., Class A	2,923	21,153
	NYOCOR Co. Ltd., Class A	105,900	84,948
*	Offcn Education Technology Co. Ltd., Class A	280,212	129,431
	Offshore Oil Engineering Co. Ltd., Class A	334,000	254,625
*	OFILM Group Co. Ltd., Class A	182,900	452,227
	Olympic Circuit Technology Co. Ltd., Class A	27,100	112,169
	Oppein Home Group, Inc., Class A	26,695	264,188
	Opple Lighting Co. Ltd., Class A	20,900	51,139
	ORG Technology Co. Ltd., Class A	165,500	117,930
	Orient Overseas International Ltd.	128,000	1,744,796
#Ω	Orient Securities Co. Ltd., Class H	837,600	558,337
*	Oriental Energy Co. Ltd., Class A	95,800	118,921
	Oriental Pearl Group Co. Ltd., Class A	141,200	157,023
*	Ourpalm Co. Ltd., Class A	109,500	86,461
	Ovctek China, Inc., Class A	42,152	110,959
*	Pacific Securities Co. Ltd., Class A	266,700	167,496
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	71,743
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	190,114
	PCI Technology Group Co. Ltd., Class A	63,800	43,950
*	PDD Holdings, Inc., ADR	336,552	40,584,806
	People.cn Co. Ltd., Class A	36,600	117,238

		Shares	Value»
CHINA — (Continued)
	People’s Insurance Co. Group of China Ltd. , Class H	6,665,000	$3,364,187
	Perfect World Co. Ltd., Class A	76,385	107,727
	PetroChina Co. Ltd., Class H	19,168,000	14,393,521
	PICC Property & Casualty Co. Ltd., Class H	6,667,198	10,113,937
	Ping An Bank Co. Ltd., Class A	858,100	1,374,191
	Ping An Insurance Group Co. of China Ltd., Class H	5,607,500	34,742,835
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	244,400	348,600
	POCO Holding Co. Ltd., Class A	11,000	72,289
*	Polaris Bay Group Co. Ltd., Class A	93,600	102,753
	Poly Developments & Holdings Group Co. Ltd., Class A	256,283	389,714
Ω	Pop Mart International Group Ltd.	410,000	3,706,764
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,120,000	3,514,601
	Power Construction Corp. of China Ltd., Class A	720,611	558,006
	Pylon Technologies Co. Ltd., Class A	14,071	96,781
*	Qi An Xin Technology Group, Inc., Class A	32,698	145,963
	Qianhe Condiment & Food Co. Ltd., Class A	42,900	74,285
	Qingdao Haier Biomedical Co. Ltd., Class A	6,715	29,231
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	101,358
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	43,331
Ω	Qingdao Port International Co. Ltd., Class H	250,000	175,159

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	379,429	$155,816
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	290,699
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	171,347
*	Qinghai Salt Lake Industry Co. Ltd., Class A	273,600	689,959
*	QuantumCTek Co. Ltd., Class A	1,989	71,128
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	76,504
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	113,253
	Raytron Technology Co. Ltd., Class A	21,575	153,278
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	109,125
	Risen Energy Co. Ltd., Class A	63,204	127,909
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	13,163
	Riyue Heavy Industry Co. Ltd., Class A	51,800	95,044
	Rizhao Port Co. Ltd., Class A	195,000	86,660
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	123,181
	Rockchip Electronics Co. Ltd., Class A	7,100	87,947
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	691,012
*	Roshow Technology Co. Ltd., Class A	86,882	81,420
	Sai Micro Electronics, Inc., Class A	29,700	81,906
	SAIC Motor Corp. Ltd., Class A	214,845	388,709
	Sailun Group Co. Ltd., Class A	260,200	529,880
	Sanan Optoelectronics Co. Ltd., Class A	211,300	407,297

		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	13,200	$122,650
	Sanquan Food Co. Ltd., Class A	49,700	76,286
	Sansure Biotech, Inc., Class A	24,500	77,389
	Sanwei Holding Group Co. Ltd., Class A	43,500	78,237
	Sany Heavy Industry Co. Ltd., Class A	286,434	735,307
	Satellite Chemical Co. Ltd., Class A	345,661	918,691
	SDIC Capital Co. Ltd., Class A	218,504	243,611
	SDIC Power Holdings Co. Ltd., Class A	285,800	611,136
	Sealand Securities Co. Ltd., Class A	369,790	260,178
*	Seazen Holdings Co. Ltd., Class A	58,900	120,659
*	Seres Group Co. Ltd., Class A	57,600	943,839
	SF Holding Co. Ltd., Class A	294,361	1,851,136
	SG Micro Corp., Class A	6,515	81,594
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	105,048
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,969,996
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	167,447
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	322,150	338,875
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	142,491
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,113,370
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	565,097
	Shandong Hi-speed Co. Ltd., Class A	59,700	72,114
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	450,008

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Humon Smelting Co. Ltd., Class A	71,200	$110,830
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	289,165
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	489,863
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	189,841
	Shandong Publishing & Media Co. Ltd., Class A	123,900	185,949
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	485,657
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	96,874
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	56,099
	Shandong Yulong Gold Co. Ltd., Class A	39,200	68,296
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	84,800	152,722
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	115,495
	Shanghai Bailian Group Co. Ltd., Class A	116,800	160,571
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	65,036	193,151
	Shanghai Baosight Software Co. Ltd., Class A	89,518	338,179
	Shanghai Belling Co. Ltd., Class A	18,000	129,713
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	132,333
	Shanghai Chinafortune Co. Ltd., Class A	51,500	112,402

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	635,276	$224,437
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	59,660	80,972
	Shanghai Datun Energy Resources Co. Ltd., Class A	44,500	81,269
*	Shanghai DZH Ltd., Class A	46,200	57,508
#*	Shanghai Electric Group Co. Ltd., Class H	2,354,000	758,950
	Shanghai Electric Power Co. Ltd., Class A	157,200	210,991
	Shanghai Environment Group Co. Ltd., Class A	79,098	93,379
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	352,000	669,375
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	66,229
	Shanghai Gentech Co. Ltd., Class A	4,961	25,886
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	37,100	96,039
	Shanghai Huace Navigation Technology Ltd., Class A	17,900	92,358
	Shanghai Huafon Aluminium Corp., Class A	69,300	158,940
	Shanghai Huayi Group Co. Ltd., Class A	131,700	124,519
	Shanghai International Airport Co. Ltd., Class A	31,700	155,818
	Shanghai Jahwa United Co. Ltd., Class A	26,300	60,884
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	196,032

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	$72,016
Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	173,768
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	56,120	85,712
Shanghai M&G Stationery, Inc., Class A	62,469	254,670
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	105,721
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	7,335	102,761
Shanghai Moons’ Electric Co. Ltd., Class A	10,400	68,485
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	708,500	1,095,054
Shanghai Pret Composites Co. Ltd., Class A	35,800	42,297
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,222,678
Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	182,181
Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	414,486
Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	22,907
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	361,037
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	138,167

		Shares	Value»
CHINA — (Continued)
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	$53,780
	Shanghai Stonehill Technology Co. Ltd., Class A	315,000	136,751
	Shanghai Tunnel Engineering Co. Ltd., Class A	269,700	260,085
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	84,467
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	104,097
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	136,090
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	449,555
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	107,254
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	178,157
	Shanjin International Gold Co. Ltd., Class A	195,817	493,457
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	93,914
	Shantui Construction Machinery Co. Ltd., Class A	94,700	118,919
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	296,779
	Shanxi Coking Co. Ltd., Class A	133,100	77,997
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	461,693
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	70,600	82,874

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	256,030	$524,618
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	164,832
	Shanxi Securities Co. Ltd., Class A	165,980	148,367
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	286,326
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	53,707	1,517,330
	Sharetronic Data Technology Co. Ltd., Class A	8,700	89,008
	Shede Spirits Co. Ltd., Class A	21,700	192,863
	Shenghe Resources Holding Co. Ltd., Class A	109,500	173,976
*	Shengyi Electronics Co. Ltd., Class A	8,718	42,606
	Shengyi Technology Co. Ltd., Class A	59,100	170,209
	Shennan Circuits Co. Ltd., Class A	16,082	235,766
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	445,932
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	6,800	83,190
	Shenzhen Agricultural Products Group Co. Ltd., Class A	91,400	84,046
	Shenzhen Airport Co. Ltd., Class A	135,900	132,817
	Shenzhen Aisidi Co. Ltd., Class A	83,700	171,769
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	188,263
	Shenzhen Desay Battery Technology Co., Class A	11,200	39,589
	Shenzhen Energy Group Co. Ltd., Class A	257,619	241,298
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	138,081

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	$195,310
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	118,096
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	96,757
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,600	25,497
	Shenzhen Gas Corp. Ltd., Class A	177,500	183,213
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	204,087
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	76,227
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	224,274
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	316,219
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	334,017
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	43,540	115,643
	Shenzhen Kedali Industry Co. Ltd., Class A	19,066	264,217
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	68,540
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	316,031
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	105,412
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	163,634

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	$1,681,205
	Shenzhen MTC Co. Ltd., Class A	411,800	307,454
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	26,100	251,631
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	209,980	87,549
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	160,601
	Shenzhen SC New Energy Technology Corp., Class A	21,859	229,400
	Shenzhen SED Industry Co. Ltd., Class A	62,800	172,729
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	143,545
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	221,356
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	86,236
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	238,810
	Shenzhen Topband Co. Ltd., Class A	64,000	104,388
	Shenzhen Transsion Holdings Co. Ltd., Class A	37,116	497,200
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	193,361
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	41,167
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	137,121

		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	$234,218
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	40,382
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	248,917
	Shenzhou International Group Holdings Ltd.	754,300	5,824,712
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	287,655
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	177,062
	Shinva Medical Instrument Co. Ltd., Class A	34,350	83,596
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	102,092
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	514,457
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	432,493
	Sichuan Development Lomon Co. Ltd., Class A	85,000	225,977
	Sichuan Furong Technology Co. Ltd., Class A	12,900	29,109
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	579,500	169,490
	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	118,322
*	Sichuan Hongda Co. Ltd., Class A	110,900	135,159
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	63,837
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	583,805

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	$141,681
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	461,583
	Sichuan Swellfun Co. Ltd., Class A	29,400	172,132
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	83,236
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	90,037
	Sieyuan Electric Co. Ltd., Class A	49,100	527,298
	Sineng Electric Co. Ltd., Class A	16,700	107,013
	Sino Biopharmaceutical Ltd.	11,298,500	5,132,536
	Sinocare, Inc., Class A	24,606	90,001
	Sinofibers Technology Co. Ltd., Class A	14,600	63,559
	Sinolink Securities Co. Ltd., Class A	150,200	193,103
	Sinoma International Engineering Co., Class A	254,900	369,938
	Sinoma Science & Technology Co. Ltd., Class A	89,494	163,195
	Sinomach Automobile Co. Ltd., Class A	57,400	51,790
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	60,411
	Sinomine Resource Group Co. Ltd., Class A	22,900	106,608
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	11,076	75,562
	Sinopharm Group Co. Ltd., Class H	1,725,600	4,298,971
	Sino-Platinum Metals Co. Ltd., Class A	36,700	73,044
	Sinosoft Co. Ltd., Class A	52,192	162,940
	Sinotruk Hong Kong Ltd.	544,500	1,469,648
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	219,927

		Shares	Value»
CHINA — (Continued)
	Skshu Paint Co. Ltd., Class A	16,707	$104,935
	Skyworth Digital Co. Ltd., Class A	38,300	76,506
#Ω	Smoore International Holdings Ltd.	996,000	1,300,327
	Snowsky Salt Industry Group Co. Ltd., Class A	79,900	63,184
	Songcheng Performance Development Co. Ltd., Class A	41,100	55,850
	Sonoscape Medical Corp., Class A	18,700	93,600
	SooChow Securities Co. Ltd., Class A	194,450	222,451
	Southern Publishing & Media Co. Ltd., Class A	60,300	117,802
	Southwest Securities Co. Ltd., Class A	387,336	261,781
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	220,995
*	Spring Airlines Co. Ltd., Class A	52,800	408,388
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	109,501
	StarPower Semiconductor Ltd., Class A	7,860	106,235
	State Grid Information & Communication Co. Ltd., Class A	75,800	217,278
	State Grid Yingda Co. Ltd., Class A	67,900	55,576
	STO Express Co. Ltd., Class A	117,700	179,505
	Sumec Corp. Ltd., Class A	97,700	123,905
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	107,270
	Sungrow Power Supply Co. Ltd., Class A	77,820	991,855
	Sunny Optical Technology Group Co. Ltd.	219,400	1,427,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunresin New Materials Co. Ltd., Class A	30,700	$210,944
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	17,316
	Sunwoda Electronic Co. Ltd., Class A	96,900	308,282
	Suofeiya Home Collection Co. Ltd., Class A	30,900	84,265
	SUPCON Technology Co. Ltd., Class A	22,663	153,404
	Suzhou Anjie Technology Co. Ltd., Class A	28,900	63,544
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	173,100	762,156
	Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	155,953
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	11,200	110,733
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	399,541
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	55,045
	Taiji Computer Corp. Ltd., Class A	29,200	109,584
*	Talkweb Information System Co. Ltd., Class A	26,200	99,011
*	Tangshan Jidong Cement Co. Ltd., Class A	152,300	127,244
	TangShan Port Group Co. Ltd., Class A	531,500	326,439
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	159,600	123,570
	Tasly Pharmaceutical Group Co. Ltd., Class A	101,500	213,777
	TBEA Co. Ltd., Class A	303,320	602,520

		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	1,217,898	$907,654
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	145,700	259,768
	Telling Telecommunication Holding Co. Ltd., Class A	17,500	38,108
	Tencent Holdings Ltd.	3,804,300	198,364,150
	Tencent Music Entertainment Group, ADR	536,074	5,966,504
	Thunder Software Technology Co. Ltd., Class A	10,200	83,059
	Tian Di Science & Technology Co. Ltd., Class A	466,820	403,312
*	Tianfeng Securities Co. Ltd., Class A	301,300	272,779
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	25,200	61,726
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	84,525
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	122,611
	Tianjin Port Co. Ltd., Class A	173,804	117,385
*	Tianma Microelectronics Co. Ltd., Class A	79,055	101,664
	Tianneng Battery Group Co. Ltd., Class A	23,919	98,733
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	493,579
	TianShan Material Co. Ltd., Class A	148,700	128,450
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	212,971
*	Tibet Huayu Mining Co. Ltd., Class A	25,700	47,939

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tibet Mineral Development Co. Ltd., Class A	24,700	$76,120
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	91,242
	Tingyi Cayman Islands Holding Corp.	2,038,000	2,973,225
	Titan Wind Energy Suzhou Co. Ltd., Class A	66,700	85,792
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	45,498
	Toly Bread Co. Ltd., Class A	26,600	22,453
	TongFu Microelectronics Co. Ltd., Class A	130,600	493,079
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	154,666
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	43,504
	Tongkun Group Co. Ltd., Class A	147,609	244,339
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	50,243
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	480,923
	Tongwei Co. Ltd., Class A	271,300	1,176,230
	Topchoice Medical Corp., Class A	18,510	130,775
*	TPV Technology Co. Ltd., Class A	236,100	94,453
	Transfar Zhilian Co. Ltd., Class A	165,100	100,142
	Triangle Tyre Co. Ltd., Class A	47,200	96,238
	Trina Solar Co. Ltd., Class A	112,366	395,739
*	Trip.com Group Ltd. (9961 HK)	99,700	6,416,141
#*	Trip.com Group Ltd. (TCOM US), ADR	295,777	19,048,039

		Shares	Value»
CHINA — (Continued)
	Triumph Science & Technology Co. Ltd., Class A	49,800	$93,381
	TRS Information Technology Corp. Ltd., Class A	23,800	56,923
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	172,528
	Tsingtao Brewery Co. Ltd., Class H	620,000	3,992,231
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	35,399	331,799
	Unisplendour Corp. Ltd., Class A	174,660	641,105
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	230,382
	Venustech Group, Inc., Class A	64,500	160,603
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	32,818
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	383,544
	Vipshop Holdings Ltd., ADR	509,286	7,354,090
*	Visionox Technology, Inc., Class A	49,700	66,625
	Walvax Biotechnology Co. Ltd., Class A	54,900	113,938
*	Wanda Film Holding Co. Ltd., Class A	122,600	208,009
	Wangsu Science & Technology Co. Ltd., Class A	165,500	223,892
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,958,550
	Want Want China Holdings Ltd.	4,808,000	2,991,853
	Wanxiang Qianchao Co. Ltd., Class A	217,200	199,072
	Wasu Media Holding Co. Ltd., Class A	99,500	104,172
	Weichai Power Co. Ltd., Class H	2,380,800	3,597,536
	Weifu High-Technology Group Co. Ltd., Class A	48,000	119,803

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	$214,956
	Wens Foodstuff Group Co. Ltd., Class A	134,280	351,647
	Western Mining Co. Ltd., Class A	148,200	366,302
*	Western Region Gold Co. Ltd., Class A	27,500	50,559
	Western Securities Co. Ltd., Class A	238,600	274,550
	Western Superconducting Technologies Co. Ltd., Class A	29,292	207,409
	Wharf Holdings Ltd.	1,037,000	2,938,235
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	192,871
	Willfar Information Technology Co. Ltd., Class A	12,148	67,748
*	Wingtech Technology Co. Ltd., Class A	32,548	199,135
	Winner Medical Co. Ltd., Class A	28,197	123,767
	Winning Health Technology Group Co. Ltd., Class A	125,560	138,868
	Wolong Electric Group Co. Ltd., Class A	126,200	265,547
	Wuchan Zhongda Group Co. Ltd., Class A	476,450	336,290
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	147,664
	Wuhan East Lake High Technology Group Co. Ltd., Class A	55,000	98,850
	Wuhan Guide Infrared Co. Ltd., Class A	77,693	96,776
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	84,482
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	57,960
	Wuhu Token Science Co. Ltd., Class A	146,800	150,376
	Wuliangye Yibin Co. Ltd., Class A	212,906	4,395,943

		Shares	Value»
CHINA — (Continued)
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	$903,263
#Ω	WuXi AppTec Co. Ltd., Class H	308,560	2,052,025
	Wuxi Autowell Technology Co. Ltd., Class A	15,983	121,384
*Ω	Wuxi Biologics Cayman, Inc.	1,873,000	3,979,004
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	97,984
	Wuxi NCE Power Co. Ltd., Class A	16,400	82,553
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	87,838
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	118,968
	XCMG Construction Machinery Co. Ltd., Class A	472,203	514,866
	XGD, Inc., Class A	31,000	119,889
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	231,920
	Xiamen Bank Co. Ltd., Class A	148,900	109,086
	Xiamen C & D, Inc., Class A	177,700	232,792
	Xiamen Faratronic Co. Ltd., Class A	19,100	304,427
	Xiamen Intretech, Inc., Class A	40,100	74,064
	Xiamen ITG Group Corp. Ltd., Class A	159,530	146,498
	Xiamen Tungsten Co. Ltd., Class A	148,880	406,744
	Xiamen Xiangyu Co. Ltd., Class A	166,300	137,471
	Xi’an Bright Laser Technologies Co. Ltd., Class A	12,047	76,827
*	Xian International Medical Investment Co. Ltd., Class A	63,400	48,417
	Xi’An Shaangu Power Co. Ltd., Class A	97,000	120,068
	Xi’an Triangle Defense Co. Ltd., Class A	29,800	112,082
	Xiangcai Co. Ltd., Class A	122,300	130,581

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	$124,971
	Xianhe Co. Ltd., Class A	30,100	78,855
*Ω	Xiaomi Corp., Class B	6,037,000	20,706,283
	Xinfengming Group Co. Ltd., Class A	153,500	243,007
	Xinhuanet Co. Ltd., Class A	18,900	63,546
	Xinjiang Joinworld Co. Ltd., Class A	75,400	77,987
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	124,791
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	123,244
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	105,116
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	93,515
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,100	20,341
*	XPeng, Inc., Class A	903,100	5,102,769
	Xuji Electric Co. Ltd., Class A	90,600	386,695
Ω	Yadea Group Holdings Ltd.	31,654	54,675
	Yangling Metron New Material, Inc., Class A	34,300	122,729
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	36,000	240,793
	Yankershop Food Co. Ltd., Class A	11,500	81,054
#	Yankuang Energy Group Co. Ltd., Class H	3,890,300	5,061,850
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	20,000	64,724
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	64,582
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	116,146

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	$359,329
	Yealink Network Technology Corp. Ltd., Class A	40,676	222,751
	YGSOFT, Inc., Class A	81,000	72,530
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	165,753
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	187,406
	Yindu Kitchen Equipment Co. Ltd., Class A	14,700	49,769
	Yizumi Holdings Co. Ltd., Class A	30,400	99,662
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	149,340
*	Yonghui Superstores Co. Ltd., Class A	325,000	210,415
	YongXing Special Materials Technology Co. Ltd., Class A	31,170	169,066
*	Yonyou Network Technology Co. Ltd., Class A	56,300	89,907
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,170	26,192
	Youngor Fashion Co. Ltd., Class A	319,604	337,703
	YTO Express Group Co. Ltd., Class A	347,700	802,297
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	47,400	73,063
#	Yum China Holdings, Inc. (9987 HK)	126,100	5,666,354
	Yum China Holdings, Inc. (YUMC US)	240,132	10,592,223
	Yunda Holding Co. Ltd., Class A	146,490	171,437
	Yunnan Aluminium Co. Ltd., Class A	373,200	744,291
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	358,551
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	219,915

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunnan Copper Co. Ltd., Class A	308,200	$565,909
	Yunnan Energy Investment Co. Ltd., Class A	52,600	94,096
	Yunnan Energy New Material Co. Ltd., Class A	35,262	176,392
	Yunnan Tin Co. Ltd., Class A	191,200	409,223
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	335,277
	Zangge Mining Co. Ltd., Class A	103,900	418,174
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	641,776
	Zhefu Holding Group Co. Ltd., Class A	395,623	191,272
*	Zhejiang Century Huatong Group Co. Ltd., Class A	194,600	129,188
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	250,751
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	487,939
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	306,798
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	101,860
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	127,700	85,244
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	135,656
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	212,460
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	103,637
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	202,226

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	62,400	$97,577
	Zhejiang Hailiang Co. Ltd., Class A	143,800	177,728
	Zhejiang HangKe Technology, Inc. Co., Class A	28,456	73,609
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	32,800	27,404
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	80,293
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	93,688
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	114,540	297,689
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	215,411
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	119,851
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	87,700	443,879
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	84,520
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	100,825
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	255,360
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	39,500	90,672
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	80,535
	Zhejiang Juhua Co. Ltd., Class A	174,900	514,534
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	144,805

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Zhejiang Medicine Co. Ltd., Class A	43,900	$101,709
Zhejiang NHU Co. Ltd., Class A	254,788	812,094
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	112,058
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,300	44,806
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	207,673
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	55,302
Zhejiang Semir Garment Co. Ltd., Class A	269,800	229,674
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	43,791
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	82,131
Zhejiang Supor Co. Ltd., Class A	25,254	185,716
Zhejiang Taihua New Material Group Co. Ltd., Class A	51,500	83,007
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	331,679
Zhejiang Weiming Environment Protection Co. Ltd., Class A	168,503	485,376
Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	124,383
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	160,170
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	66,463
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	43,896	77,009

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	68,880	$80,602
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	150,871
	Zheshang Securities Co. Ltd., Class A	86,163	156,374
	Zhongji Innolight Co. Ltd., Class A	36,037	712,067
	Zhongjin Gold Corp. Ltd., Class A	428,700	851,770
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	24,500	72,743
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	116,062
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	112,143
	Zhongtai Securities Co. Ltd., Class A	207,400	198,440
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	201,384
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	351,000	1,346,950
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	111,304
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	270,441
*	Zhuzhou Smelter Group Co. Ltd., Class A	37,500	47,098
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	154,652
	Zijin Mining Group Co. Ltd., Class H	5,485,000	11,683,444
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	595,000	404,753
	ZTE Corp., Class H	711,085	1,769,799
	ZTO Express Cayman, Inc. (2057 HK)	226,050	5,213,417
#	ZTO Express Cayman, Inc. (ZTO US), ADR	260,448	6,018,953

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,947	$38,770

TOTAL CHINA			1,355,722,110

COLOMBIA — (0.1%)
	BAC Holding International Corp.	170,172	11,844
	Bancolombia SA (BCOLO CB)	97,483	832,689
	Bancolombia SA (CIB US), Sponsored ADR	36,376	1,160,758
	Ecopetrol SA	258,081	99,144
	Grupo Argos SA	148,825	652,439
	Grupo Energia Bogota SA ESP	454,363	259,768
	Interconexion Electrica SA ESP	244,695	972,090

TOTAL COLOMBIA			3,988,732

CZECH REPUBLIC — (0.1%)
	CEZ AS	98,530	3,817,535
	Komercni Banka AS	59,704	2,063,027
Ω	Moneta Money Bank AS	450,001	2,243,944

TOTAL CZECH REPUBLIC			8,124,506

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,388,478
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	189,136

TOTAL EGYPT			2,577,614

GREECE — (0.4%)
	Alpha Services & Holdings SA	1,909,565	2,876,433
	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	2,768,075
*††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,982,378

		Shares	Value»
GREECE — (Continued)
	Helleniq Energy Holdings SA	61,334	$461,259
	Jumbo SA	99,871	2,665,520
	Metlen Energy & Metals SA	68,215	2,396,493
	Motor Oil Hellas Corinth Refineries SA	97,875	2,090,176
	National Bank of Greece SA	362,958	2,843,675
	OPAP SA	113,020	1,930,960
	Piraeus Financial Holdings SA	506,375	1,907,936
	Public Power Corp. SA	96,647	1,270,666
	Terna Energy SA	27,048	582,946
	Titan Cement International SA (TITC GA)	11,240	401,956

TOTAL GREECE			24,178,473

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	575,465	3,993,461
	OTP Bank Nyrt	125,562	6,251,230
	Richter Gedeon Nyrt	89,351	2,582,483

TOTAL HUNGARY			12,827,174

INDIA — (20.5%)
	360 ONE WAM Ltd.	4,724	60,834
	3M India Ltd.	378	162,244
	Aarti Pharmalabs Ltd.	8,515	64,994
	ABB India Ltd.	22,884	2,018,438
	ACC Ltd.	70,792	1,946,337
*	Adani Energy Solutions Ltd.	147,977	1,712,096
	Adani Enterprises Ltd.	47,602	1,665,862
*	Adani Green Energy Ltd.	73,788	1,398,044
	Adani Ports & Special Economic Zone Ltd.	379,562	6,193,037
*	Adani Power Ltd.	716,345	5,010,476
	Adani Total Gas Ltd.	88,113	751,133
*	Aditya Birla Capital Ltd.	775,396	1,866,892
	AIA Engineering Ltd.	15,380	708,774
	Ajanta Pharma Ltd.	7,484	271,473
	Alkem Laboratories Ltd.	26,020	1,786,220
	Ambuja Cements Ltd.	409,686	2,826,537
	Apar Industries Ltd.	8,742	1,039,935
	APL Apollo Tubes Ltd.	131,978	2,375,440

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Apollo Hospitals Enterprise Ltd.	84,008	$6,983,441
	Apollo Tyres Ltd.	164,069	975,121
	Ashok Leyland Ltd.	2,474,840	6,127,080
	Asian Paints Ltd.	219,127	7,607,590
	Astral Ltd.	123,189	2,585,783
Ω	AU Small Finance Bank Ltd.	131,145	956,539
	Aurobindo Pharma Ltd.	290,697	4,813,435
*Ω	Avenue Supermarts Ltd.	51,332	2,395,972
	Axis Bank Ltd. (AXSB IN)	1,647,816	22,781,732
	Bajaj Auto Ltd.	56,047	6,539,770
	Bajaj Finance Ltd.	166,572	13,620,717
	Bajaj Finserv Ltd.	295,869	6,130,047
	Bajaj Holdings & Investment Ltd.	35,769	4,374,657
	Balkrishna Industries Ltd.	98,036	3,324,323
	Bank of Baroda	970,898	2,902,099
	Bank of India	554,306	713,511
	Berger Paints India Ltd.	240,180	1,536,824
	Bharat Electronics Ltd.	1,969,525	6,654,157
	Bharat Forge Ltd.	276,038	4,623,393
	Bharat Heavy Electricals Ltd.	825,964	2,338,125
	Bharat Petroleum Corp. Ltd.	981,967	3,634,518
	Bharti Airtel Ltd.	1,886,478	36,273,776
	Biocon Ltd.	116,675	437,449
	Blue Star Ltd.	34,233	759,248
	Bosch Ltd.	4,746	1,973,681
*	Britannia Industries Ltd.	72,644	4,941,593
	Canara Bank	2,022,935	2,466,916
	CG Power & Industrial Solutions Ltd.	580,808	4,839,918
	Cholamandalam Financial Holdings Ltd.	10,066	203,233
	Cholamandalam Investment & Finance Co. Ltd.	520,218	7,825,375
	Cipla Ltd.	486,062	8,949,152
	Coal India Ltd.	852,891	4,579,927
	Coforge Ltd.	43,682	3,926,503
	Colgate-Palmolive India Ltd.	125,830	4,587,689
	Container Corp. of India Ltd.	293,158	2,937,043

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	63,642	$1,259,758
	Cummins India Ltd.	81,546	3,377,799
	Dabur India Ltd.	380,339	2,444,510
	Dalmia Bharat Ltd.	52,807	1,152,765
	Deepak Nitrite Ltd.	52,355	1,643,350
	Divi’s Laboratories Ltd.	74,883	5,220,590
	Dixon Technologies India Ltd.	27,187	4,548,256
	DLF Ltd.	478,113	4,646,729
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	108,524	8,019,924
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	239,345	3,619,710
	Eicher Motors Ltd.	121,132	7,052,190
	Emami Ltd.	21,126	177,058
	Escorts Kubota Ltd.	9,138	408,924
	Exide Industries Ltd.	160,547	865,668
	Federal Bank Ltd.	1,577,773	3,823,429
	Fortis Healthcare Ltd.	198,950	1,493,686
*	FSN E-Commerce Ventures Ltd.	186,903	402,989
	GAIL India Ltd. (GAID LI), GDR	58,674	830,317
	GAIL India Ltd. (GAIL IN)	2,001,507	4,742,515
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	776,132
*	GMR Airports Infrastructure Ltd.	2,515,170	2,359,554
	Godrej Consumer Products Ltd.	200,135	3,051,795
*	Godrej Properties Ltd.	93,187	3,180,300
	Grasim Industries Ltd.	235,894	7,576,081
	Gujarat Fluorochemicals Ltd.	15,556	794,304
	Gujarat Gas Ltd.	39,922	247,017
	Havells India Ltd.	192,730	3,756,728
	HCL Technologies Ltd.	742,549	15,594,290
Ω	HDFC Asset Management Co. Ltd.	82,181	4,194,203
	HDFC Bank Ltd.	1,653,581	33,961,461
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,793,585
	Hero MotoCorp Ltd. (HMCL IN)	181,424	10,705,309
	Hindalco Industries Ltd.	1,268,841	10,266,622

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindustan Aeronautics Ltd.	147,012	$7,410,637
	Hindustan Petroleum Corp. Ltd.	821,956	3,727,376
	Hindustan Unilever Ltd.	393,510	11,808,364
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	19,766,150
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	38,981,317
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,908,771
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,599,355
*	IDFC First Bank Ltd.	3,209,774	2,512,107
	Indian Bank	184,862	1,294,810
	Indian Hotels Co. Ltd.	594,742	4,766,885
	Indian Oil Corp. Ltd.	1,227,595	2,072,882
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	2,798,841
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,436,034
	Indraprastha Gas Ltd.	100,032	498,734
*	Indus Towers Ltd.	1,169,508	4,719,576
	IndusInd Bank Ltd.	317,938	3,975,324
	Info Edge India Ltd.	60,629	5,341,662
	Infosys Ltd. (INFO IN)	2,148,691	44,977,092
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	6,928,675
*Ω	InterGlobe Aviation Ltd.	124,021	5,953,566
	Ipca Laboratories Ltd.	35,832	677,829
	IRB Infrastructure Developers Ltd.	87,835	54,086
	ITC Ltd.	2,061,428	11,971,189
	Jindal Stainless Ltd.	482,774	3,847,995
	Jindal Steel & Power Ltd.	557,142	6,070,617
*	Jio Financial Services Ltd.	1,980,332	7,567,363
	JK Cement Ltd.	9,777	498,827
	JSW Energy Ltd.	441,055	3,558,873
	JSW Steel Ltd.	780,793	8,914,756
	Jubilant Foodworks Ltd.	297,986	2,028,771
	Kalyan Jewellers India Ltd.	70,887	551,794
	Kansai Nerolac Paints Ltd.	52,235	176,623
	KEI Industries Ltd.	25,519	1,224,139
	Kotak Mahindra Bank Ltd.	433,224	8,919,345

		Shares	Value»
INDIA — (Continued)
	KPIT Technologies Ltd.	132,118	$2,177,852
	L&T Finance Ltd.	340,408	591,625
Ω	L&T Technology Services Ltd.	25,917	1,516,532
	Larsen & Toubro Ltd.	372,312	15,986,448
	LIC Housing Finance Ltd.	193,036	1,446,541
	Linde India Ltd.	9,223	837,353
Ω	LTIMindtree Ltd.	58,760	3,964,578
	Lupin Ltd.	241,827	6,297,583
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,483,277
	Mahindra & Mahindra Ltd.	873,443	28,440,768
	Marico Ltd.	528,814	4,036,826
	Maruti Suzuki India Ltd.	64,911	8,546,173
*	Max Financial Services Ltd.	72,396	1,103,949
	Max Healthcare Institute Ltd.	504,482	6,074,226
	Mazagon Dock Shipbuilders Ltd.	807	38,988
	Motherson Sumi Wiring India Ltd.	755,229	563,476
	Motilal Oswal Financial Services Ltd.	11,752	131,460
	Mphasis Ltd.	110,972	3,787,771
	MRF Ltd.	2,387	3,462,994
	Muthoot Finance Ltd.	242,710	5,518,296
	National Aluminium Co. Ltd.	160,675	432,846
	Nestle India Ltd.	199,123	5,356,334
	NHPC Ltd.	1,936,120	1,891,910
Ω	Nippon Life India Asset Management Ltd.	24,264	203,578
	NMDC Ltd.	1,548,812	4,064,396
*††	NMDC Steel Ltd.	1,251,805	702,917
	NTPC Ltd.	2,211,859	10,701,771
	Oberoi Realty Ltd.	101,713	2,385,805
	Oil & Natural Gas Corp. Ltd.	1,467,720	4,643,570
	Oil India Ltd.	256,072	1,430,608
	One 97 Communications Ltd.	11,484	103,021
	Oracle Financial Services Software Ltd.	30,892	3,999,195
	Page Industries Ltd.	5,755	2,934,344
	Patanjali Foods Ltd.	41,341	878,089
*	PB Fintech Ltd.	97,266	1,954,636

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Persistent Systems Ltd.	107,156	$6,822,145
	Petronet LNG Ltd.	1,342,316	5,314,401
	Phoenix Mills Ltd.	133,208	2,409,201
	PI Industries Ltd.	68,216	3,628,271
	Pidilite Industries Ltd.	81,125	3,031,312
	Piramal Pharma Ltd.	327,187	1,037,285
	Polycab India Ltd.	38,883	2,981,521
	Poonawalla Fincorp Ltd.	22,001	99,003
	Power Finance Corp. Ltd.	1,960,029	10,535,538
	Power Grid Corp. of India Ltd.	2,286,187	8,696,607
	Prestige Estates Projects Ltd.	109,654	2,133,467
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,981,345
	Punjab National Bank	1,858,882	2,162,398
	Rail Vikas Nigam Ltd.	196,294	1,093,120
	REC Ltd.	1,954,705	12,069,835
	Reliance Industries Ltd.	1,362,643	21,585,461
	Reliance Industries Ltd. (RIL IN)	1,362,643	21,545,269
	Samvardhana Motherson International Ltd.	3,621,419	7,767,759
	SBI Cards & Payment Services Ltd.	219,896	1,795,805
Ω	SBI Life Insurance Co. Ltd.	293,246	5,631,526
	Schaeffler India Ltd.	27,285	1,119,526
	Shree Cement Ltd.	5,977	1,776,598
	Shriram Finance Ltd.	349,409	12,976,918
	Siemens Ltd.	25,712	2,132,765
	SJVN Ltd.	304,238	407,409
	Solar Industries India Ltd.	25,227	3,045,767
Ω	Sona Blw Precision Forgings Ltd.	172,848	1,405,884
	SRF Ltd.	162,533	4,316,263
	State Bank of India (SBID LI), GDR	361	34,810
	State Bank of India (SBIN IN)	1,472,963	14,349,514
	State Bank of India (SBKFF US), GDR	1,816	175,426
	Steel Authority of India Ltd.	1,204,132	1,650,663
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	406,459	8,964,242

		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	33,793	$1,919,643
	Supreme Industries Ltd.	44,232	2,249,498
*	Suzlon Energy Ltd.	5,849,480	4,642,046
Ω	Syngene International Ltd.	46,964	481,479
	Tata Communications Ltd.	108,655	2,287,082
	Tata Consultancy Services Ltd.	522,408	24,613,104
	Tata Consumer Products Ltd.	302,303	3,596,020
	Tata Elxsi Ltd.	31,019	2,582,138
	Tata Motors Ltd.	1,557,595	15,428,401
	Tata Power Co. Ltd.	1,037,437	5,406,481
	Tata Steel Ltd.	6,638,101	11,648,550
	Tech Mahindra Ltd.	505,798	9,636,344
	Thermax Ltd.	6,125	359,474
	Titan Co. Ltd.	188,444	7,321,568
	Torrent Pharmaceuticals Ltd.	134,641	5,105,564
	Torrent Power Ltd.	109,893	2,379,524
	Trent Ltd.	122,384	10,358,705
	Tube Investments of India Ltd.	95,434	5,051,159
	TVS Motor Co. Ltd.	218,368	6,454,061
	UltraTech Cement Ltd.	84,422	11,097,219
	Union Bank of India Ltd.	1,550,551	2,147,108
	United Breweries Ltd.	45,973	1,048,239
	United Spirits Ltd.	236,027	4,064,470
	UNO Minda Ltd.	106,245	1,236,570
	UPL Ltd.	494,455	3,252,494
	Varun Beverages Ltd.	812,463	5,797,351
	Vedanta Ltd.	1,388,095	7,636,890
*	Vodafone Idea Ltd.	14,465,013	1,389,155
	Voltas Ltd.	106,939	2,096,309
	Wipro Ltd.	1,126,310	7,348,890
*	Yes Bank Ltd.	12,333,342	2,974,378
*	Zomato Ltd.	2,722,725	7,803,438
	Zydus Lifesciences Ltd.	252,848	3,011,261

TOTAL INDIA			1,109,498,419

INDONESIA — (1.7%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	6,787,890
*	Adaro Minerals Indonesia Tbk. PT	5,843,200	520,705
	Astra International Tbk. PT	15,066,610	4,891,334

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Central Asia Tbk. PT	28,212,600	$18,394,023
	Bank Mandiri Persero Tbk. PT	27,503,068	11,675,568
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,937,541
	Bank Rakyat Indonesia Persero Tbk. PT	33,299,376	10,151,447
	Bank Syariah Indonesia Tbk. PT	10,831,923	2,084,525
	Barito Pacific Tbk. PT	13,012,328	823,832
	Bukit Asam Tbk. PT	1,865,300	351,345
*	Capital Financial Indonesia Tbk. PT	3,868,700	136,801
	Chandra Asri Pacific Tbk. PT	3,205,000	1,786,443
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,858,210
	Dayamitra Telekomunikasi PT	5,457,300	218,983
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,755,361
	Indo Tambangraya Megah Tbk. PT	13,700	21,896
	Indofood CBP Sukses Makmur Tbk. PT	1,476,600	1,158,784
	Indofood Sukses Makmur Tbk. PT	3,932,000	1,902,417
	Indosat Tbk. PT	5,262,800	837,546
	Jasa Marga Persero Tbk. PT	260,100	80,229
	Kalbe Farma Tbk. PT	12,674,500	1,305,920
	Mayora Indah Tbk. PT	4,608,025	762,864
	Medco Energi Internasional Tbk. PT	1,882,200	153,444
*	Merdeka Copper Gold Tbk. PT	5,723,395	884,752
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	774,083
*	MNC Digital Entertainment Tbk. PT	420,000	34,753
	Pantai Indah Kapuk Dua Tbk. PT	379,400	389,082
*	Petrindo Jaya Kreasi Tbk. PT	219,700	106,318
	Sarana Menara Nusantara Tbk. PT	18,059,900	920,597
	Sinar Mas Agro Resources & Technology Tbk. PT	712,600	189,657

		Shares	Value»
INDONESIA — (Continued)
	Sumber Alfaria Trijaya Tbk. PT	11,721,700	$2,475,274
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	35,050,500	6,265,022
	Tower Bersama Infrastructure Tbk. PT	2,396,800	290,281
	Transcoal Pacific Tbk. PT	518,900	241,146
	Unilever Indonesia Tbk. PT	5,337,300	668,010
	United Tractors Tbk. PT	2,911,796	5,082,601
*	Vale Indonesia Tbk. PT	2,650,236	643,763

TOTAL INDONESIA			90,562,447

KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	869,794	705,815
	Al Ahli Bank of Kuwait KSCP	447,454	408,479
	Boubyan Bank KSCP	362,499	659,099
	Burgan Bank SAK	505,341	303,920
	Gulf Bank KSCP	2,624,300	2,683,094
	Kuwait Finance House KSCP	4,279,689	10,047,638
	Kuwait Telecommunications Co.	316,037	579,192
	Mabanee Co. KPSC	660,425	1,798,101
	Mobile Telecommunications Co. KSCP	1,825,904	2,716,327
	National Bank of Kuwait SAKP	3,721,204	10,304,397
	National Industries Group Holding SAK	621,573	486,605
*	Warba Bank KSCP	238,755	148,406

TOTAL KUWAIT			30,841,073

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	629,200	630,165
	AMMB Holdings Bhd. (AMM MK)	2,186,559	2,538,454
	Axiata Group Bhd.	3,103,632	1,595,980
	Batu Kawan Bhd.	124,700	566,161
	Bursa Malaysia Bhd.	444,200	915,274

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Carlsberg Brewery Malaysia Bhd., Class B	38,600	$170,845
	CELCOMDIGI Bhd.	1,985,320	1,539,726
#*	Chin Hin Group Bhd.	88,600	52,650
	CIMB Group Holdings Bhd.	3,743,670	6,788,503
	Dialog Group Bhd.	2,114,418	997,354
	Fraser & Neave Holdings Bhd.	124,300	876,229
	Gamuda Bhd.	2,152,276	4,178,357
	Genting Bhd.	1,872,800	1,682,434
#	Genting Malaysia Bhd.	2,873,200	1,466,186
	Genting Plantations Bhd.	114,500	138,083
*	Greatech Technology Bhd.	51,800	25,755
	HAP Seng Consolidated Bhd.	696,400	619,008
*	Hartalega Holdings Bhd.	1,492,400	1,074,851
#	Heineken Malaysia Bhd.	134,000	694,270
	Hong Leong Bank Bhd.	259,166	1,209,088
	Hong Leong Financial Group Bhd.	243,883	1,036,110
	IHH Healthcare Bhd.	1,069,800	1,770,453
#	IJM Corp. Bhd.	2,122,200	1,455,347
#	Inari Amertron Bhd.	2,589,500	1,678,703
	IOI Corp. Bhd.	1,534,905	1,318,434
	IOI Properties Group Bhd.	1,450,429	750,337
	KPJ Healthcare Bhd.	627,300	297,928
#	Kuala Lumpur Kepong Bhd.	400,096	1,949,386
	Malayan Banking Bhd.	2,464,719	5,902,540
	Malaysia Airports Holdings Bhd.	1,059,750	2,451,593
	Malaysian Pacific Industries Bhd.	15,900	93,488
#	Maxis Bhd.	1,155,400	951,343
	MISC Bhd.	629,598	1,076,952
Ω	Mr. DIY Group M Bhd.	2,400,250	1,196,166
	My EG Services Bhd.	5,408,887	1,019,882
#	Nestle Malaysia Bhd.	44,900	1,022,984
#	Petronas Chemicals Group Bhd.	1,070,900	1,318,976
	Petronas Dagangan Bhd.	182,100	744,897
	Petronas Gas Bhd.	360,800	1,421,671
	PPB Group Bhd.	498,080	1,583,080
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,108,072

		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd.	8,022,870	$8,073,272
	QL Resources Bhd.	1,443,877	1,578,731
	RHB Bank Bhd.	1,840,780	2,690,681
	Scientex Bhd.	334,600	338,362
	SD Guthrie Bhd.	1,387,121	1,454,667
	Sime Darby Bhd.	3,545,261	1,869,640
	SP Setia Bhd. Group	511,400	163,240
	Sunway Bhd.	1,612,282	1,601,604
	Telekom Malaysia Bhd.	803,529	1,189,605
	Tenaga Nasional Bhd.	1,201,450	3,843,605
#	TIME dotCom Bhd.	1,025,900	1,139,449
#*	Top Glove Corp. Bhd.	5,149,500	1,247,842
	United Plantations Bhd.	145,900	894,358
	ViTrox Corp. Bhd.	353,700	260,161
	Westports Holdings Bhd.	590,000	567,886
	Yinson Holdings Bhd.	1,658,878	1,022,771
	YTL Corp. Bhd.	3,170,712	1,417,407
	YTL Power International Bhd.	1,223,900	852,512

TOTAL MALAYSIA			89,113,508

MEXICO — (1.7%)
#	America Movil SAB de CV (AMXB MM), Class B	12,507,105	9,894,674
	Arca Continental SAB de CV	277,517	2,367,344
#	Becle SAB de CV	324,218	427,440
	Cemex SAB de CV (CEMEXCPO MM)	9,263,475	4,856,386
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	345,694
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	373,905	3,094,090
*	Controladora AXTEL SAB de CV	3,493,876	56,749
	El Puerto de Liverpool SAB de CV, Class C1	183,839	966,626
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	750,479	7,270,564
	Gruma SAB de CV, Class B	210,476	3,618,468
	Grupo Aeroportuario del Centro Norte SAB de CV	17,253	143,891

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	$3,785,198
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	1,889,921
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	16,042	4,319,790
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	79,747
#	Grupo Bimbo SAB de CV, Class A	770,885	2,387,453
	Grupo Carso SAB de CV	640,980	3,862,954
#	Grupo Comercial Chedraui SA de CV	258,898	1,639,599
††	Grupo Elektra SAB de CV	24,498	867,687
	Grupo Financiero Banorte SAB de CV, Class O	1,798,709	12,553,523
*	Grupo Financiero Inbursa SAB de CV, Class O	1,574,215	3,499,392
	Grupo Mexico SAB de CV, Class B	1,886,248	9,897,158
#*	Industrias Penoles SAB de CV	172,535	2,717,774
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,231,832
	Orbia Advance Corp. SAB de CV	25,534	23,391
	Organizacion Soriana SAB de CV, Class B	211,060	298,508
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	24,903	216,976
*	Vista Energy SAB de CV (VIST US), ADR	2,414	120,362
	Wal-Mart de Mexico SAB de CV	2,481,323	6,851,400

TOTAL MEXICO			90,284,591

		Shares	Value»
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,879	$103,216
	Cia de Minas Buenaventura SAA, ADR	53,274	695,758
	Credicorp Ltd.	31,409	5,783,339

TOTAL PERU			6,582,313

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	471,726
	Aboitiz Power Corp.	1,003,100	646,579
	ACEN Corp.	5,140,079	438,076
	Ayala Corp.	158,362	1,873,368
	Ayala Land, Inc.	2,952,618	1,656,336
	Bank of the Philippine Islands	1,490,242	3,660,640
	BDO Unibank, Inc.	1,864,754	4,880,400
	DMCI Holdings, Inc.	2,732,300	525,447
	Emperador, Inc.	1,154,200	370,500
	Globe Telecom, Inc.	36,002	1,328,446
	GT Capital Holdings, Inc.	2,430	30,023
	International Container Terminal Services, Inc.	594,150	4,037,695
	JG Summit Holdings, Inc.	2,140,419	893,679
	Jollibee Foods Corp.	329,910	1,503,096
	Manila Electric Co.	113,390	955,408
	Metropolitan Bank & Trust Co.	2,680,128	3,493,389
Ω	Monde Nissin Corp.	1,250,000	233,911
	PLDT, Inc. (TEL PM)	68,405	1,681,116
	San Miguel Corp.	1,038,210	1,584,998
	Semirara Mining & Power Corp.	426,400	238,195
	SM Investments Corp.	102,383	1,650,885
	SM Prime Holdings, Inc.	4,123,910	2,169,105
	Union Bank of the Philippines	29,528	19,322
	Universal Robina Corp.	872,720	1,463,848

TOTAL PHILIPPINES			35,806,188

POLAND — (0.9%)
	Alior Bank SA	116,841	2,553,181
*Ω	Allegro.eu SA	108,777	957,186
	Bank Handlowy w Warszawie SA	28,542	642,012
*	Bank Millennium SA	444,766	926,162

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Bank Polska Kasa Opieki SA	135,418	$4,737,765
	Budimex SA	12,857	1,607,949
*	CCC SA	6,533	288,583
	CD Projekt SA	44,998	1,811,719
*	Cyfrowy Polsat SA	7,795	24,651
#*Ω	Dino Polska SA	32,358	2,687,509
	ING Bank Slaski SA	23,288	1,444,671
	Inter Cars SA	2,576	303,739
	KGHM Polska Miedz SA	117,906	4,412,947
	KRUK SA	16,653	1,784,174
#	LPP SA	786	2,860,505
*	mBank SA	11,828	1,663,352
	Orange Polska SA	653,211	1,272,258
#	ORLEN SA	503,392	6,572,825
*	Pepco Group NV	98,578	421,882
*	PGE Polska Grupa Energetyczna SA	785,041	1,357,179
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,159,017
	Powszechny Zaklad Ubezpieczen SA	383,785	3,806,072
	Santander Bank Polska SA	14,447	1,620,106

TOTAL POLAND			48,915,444

QATAR — (0.8%)
	Barwa Real Estate Co.	825,498	646,824
	Commercial Bank PSQC	3,384,857	3,950,741
	Industries Qatar QSC	426,349	1,561,060
	Masraf Al Rayan QSC	3,963,611	2,579,010
	Mesaieed Petrochemical Holding Co.	3,485,482	1,513,902
	Ooredoo QPSC	1,303,333	4,090,465
	Qatar Electricity & Water Co. QSC	387,594	1,725,309
	Qatar Fuel QSC	431,649	1,816,547
	Qatar Gas Transport Co. Ltd.	2,777,888	3,264,127
	Qatar International Islamic Bank QSC	742,448	2,137,426
	Qatar Islamic Bank QPSC	662,403	3,724,757
	Qatar National Bank QPSC	3,503,710	16,676,105
	Qatar Navigation QSC	221,605	696,339

TOTAL QATAR			44,382,612

		Shares	Value»
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	$0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
*††	PhosAgro PJSC	581	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0

SAUDI ARABIA — (3.6%)
	Abdullah Al Othaim Markets Co.	201,977	634,395
	ACWA Power Co.	73,421	8,977,001
	Al Rajhi Bank	1,034,714	24,176,722
*	Al Rajhi Co. for Co-operative Insurance	11,742	559,090
	Aldrees Petroleum & Transport Services Co.	10,657	391,943
	Alinma Bank	939,614	7,020,516
	Almarai Co. JSC	234,262	3,430,281
	Arab National Bank	743,324	3,738,358
	Arabian Internet & Communications Services Co.	21,153	1,433,019
	Astra Industrial Group	17,960	851,176
	Bank AlBilad	461,843	4,518,046
*	Bank Al-Jazira	564,335	2,463,610
	Banque Saudi Fransi	387,387	3,207,851
	Bupa Arabia for Cooperative Insurance Co.	68,836	3,687,174
	Co. for Cooperative Insurance	60,623	2,261,213
	Dallah Healthcare Co.	13,671	581,121

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	538,809	$2,385,742
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,487,537
	Etihad Etisalat Co.	642,313	8,843,718
	Jarir Marketing Co.	514,746	1,809,857
	Mobile Telecommunications Co. Saudi Arabia	18,786	52,787
	Mouwasat Medical Services Co.	105,608	2,638,089
	Nahdi Medical Co.	34,141	1,120,496
	Power & Water Utility Co. for Jubail & Yanbu	10,043	156,804
*	Rabigh Refining & Petrochemical Co.	100,981	219,029
	Riyad Bank	1,187,499	8,116,838
	Riyadh Cables Group Co.	23,839	646,955
	SABIC Agri-Nutrients Co.	187,321	5,665,576
	Sahara International Petrochemical Co.	421,664	2,948,492
*	Saudi Arabian Mining Co.	482,233	7,219,429
Ω	Saudi Arabian Oil Co.	2,019,906	14,509,097
	Saudi Aramco Base Oil Co.	42,213	1,313,770
	Saudi Awwal Bank	789,067	7,102,644
	Saudi Basic Industries Corp.	343,682	6,648,545
	Saudi Electricity Co.	627,932	2,735,884
	Saudi Industrial Investment Group	279,234	1,322,858
	Saudi Investment Bank	549,691	1,926,747
*	Saudi Kayan Petrochemical Co.	674,568	1,394,596
	Saudi National Bank	1,271,346	11,176,306
*	Saudi Research & Media Group	42,250	3,350,111
	Saudi Tadawul Group Holding Co.	25,838	1,635,878
	Saudi Telecom Co.	1,642,911	18,438,791
*	Savola Group	587,523	4,021,437
	Yanbu National Petrochemical Co.	206,107	2,179,805

TOTAL SAUDI ARABIA			192,999,334

		Shares	Value»
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	701,226	$6,720,295
	Anglo American Platinum Ltd.	30,706	1,206,973
#	Anglogold Ashanti PLC (AU US)	174,864	4,861,219
	Aspen Pharmacare Holdings Ltd.	332,053	3,373,342
	Bid Corp. Ltd.	177,063	4,174,643
	Bidvest Group Ltd.	382,266	6,185,877
	Capitec Bank Holdings Ltd.	38,635	6,979,444
	Clicks Group Ltd.	286,283	6,126,083
	Discovery Ltd.	644,246	6,606,392
	Exxaro Resources Ltd.	324,653	3,061,507
	FirstRand Ltd.	3,242,175	14,245,125
	Gold Fields Ltd. (GFI SJ)	2,573	42,432
#	Gold Fields Ltd. (GFI US), Sponsored ADR	584,160	9,626,957
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	3,861,303
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	2,729,577
*	Impala Platinum Holdings Ltd.	745,758	4,922,397
	Investec Ltd.	260,237	2,032,530
	Kumba Iron Ore Ltd.	42,784	810,229
	Mr. Price Group Ltd.	151,735	2,213,332
	MTN Group Ltd.	1,300,541	6,459,196
*	MultiChoice Group	45,892	289,508
	Naspers Ltd., Class N	55,289	13,067,414
	Nedbank Group Ltd.	446,735	7,571,909
	NEPI Rockcastle NV	512,113	4,006,090
	Northam Platinum Holdings Ltd.	225,174	1,665,944
#	Old Mutual Ltd. (OMU SJ)	1,752,616	1,209,831
	OUTsurance Group Ltd.	258,522	884,962
Ω	Pepkor Holdings Ltd.	2,341,340	3,039,230
	Sanlam Ltd.	1,382,235	6,887,250
	Sasol Ltd. (SOL SJ)	61,927	348,062
#	Sasol Ltd. (SSL US), Sponsored ADR	378,635	2,162,006
	Shoprite Holdings Ltd.	346,353	5,981,655
#	Sibanye Stillwater Ltd. (SBSW US), ADR	18,353	85,708
*	Sibanye Stillwater Ltd. (SSW SJ)	880,037	1,025,989
	Standard Bank Group Ltd.	879,856	12,113,437
	Vodacom Group Ltd.	421,736	2,640,359

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	842,378	$3,123,308

TOTAL SOUTH AFRICA			162,341,515

SOUTH KOREA — (10.2%)
*	Alteogen, Inc.	12,798	3,464,838
	Amorepacific Corp.	12,466	1,052,209
	AMOREPACIFIC Group	25,047	403,625
	BGF retail Co. Ltd.	3,658	306,065
	BNK Financial Group, Inc.	332,888	2,269,975
#*	Celltrion Pharm, Inc.	7,815	349,507
	Celltrion, Inc.	41,308	5,431,303
	Cheil Worldwide, Inc.	76,841	1,024,794
	CJ CheilJedang Corp.	10,507	2,078,884
	CJ Corp.	27,436	2,033,998
*	CJ ENM Co. Ltd.	3,865	175,641
	CJ Logistics Corp.	11,213	710,914
#	Classys, Inc.	17,370	633,810
*	CosmoAM&T Co. Ltd.	13,275	984,936
	Coway Co. Ltd.	66,113	3,020,508
	CS Wind Corp.	18,707	787,504
*	Daejoo Electronic Materials Co. Ltd.	3,936	305,145
*	Daewoo Engineering & Construction Co. Ltd.	34,609	88,248
	DB HiTek Co. Ltd.	11,872	330,418
	DB Insurance Co. Ltd.	83,038	6,544,979
	Dongjin Semichem Co. Ltd.	6,214	119,786
	Dongsuh Cos., Inc.	20,637	396,930
	Doosan Bobcat, Inc.	67,966	1,829,999
	Doosan Co. Ltd.	8,059	1,153,154
*	Doosan Enerbility Co. Ltd.	451,866	6,492,385
*	Doosan Fuel Cell Co. Ltd.	22,430	281,077
#*	Ecopro BM Co. Ltd.	19,461	2,374,928
#*	Ecopro Co. Ltd.	52,695	2,987,222
	E-MART, Inc.	4,139	194,801
*	Enchem Co. Ltd.	4,046	504,825
	Eo Technics Co. Ltd.	3,848	466,646
	F&F Co. Ltd.	15,900	716,121
	Fila Holdings Corp.	53,849	1,554,175
	Green Cross Corp.	3,210	376,256
	GS Holdings Corp. (078930 KS)	67,634	2,014,552
	GS Retail Co. Ltd.	33,550	525,288
	Hana Financial Group, Inc.	417,929	18,031,336
*	Hanall Biopharma Co. Ltd.	9,326	295,649

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Kal Corp.	16,227	$990,415
	Hankook Tire & Technology Co. Ltd.	92,545	2,356,988
	Hanmi Pharm Co. Ltd.	6,856	1,582,616
	Hanmi Science Co. Ltd.	11,934	410,443
	Hanmi Semiconductor Co. Ltd.	20,861	1,357,169
	Hanon Systems	61,204	174,762
	Hanwha Aerospace Co. Ltd.	18,716	4,952,129
*	Hanwha Industrial Solutions Co. Ltd.	20,731	635,450
	Hanwha Life Insurance Co. Ltd.	290,220	619,201
*	Hanwha Ocean Co. Ltd.	30,723	591,337
	Hanwha Solutions Corp.	108,584	1,667,456
	Hanwha Systems Co. Ltd.	49,412	649,121
	HD Hyundai Co. Ltd.	72,148	4,162,845
	HD Hyundai Electric Co. Ltd.	17,979	4,208,049
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	1,036,795
	HD Hyundai Infracore Co. Ltd.	57,059	273,089
*	HD HYUNDAI MIPO	15,971	1,263,273
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	4,834,772
	Hite Jinro Co. Ltd.	3,852	59,062
	HL Mando Co. Ltd.	26,878	702,118
*	HLB Life Science Co. Ltd.	3,810	24,274
*	HLB, Inc.	40,876	1,939,309
	HMM Co. Ltd.	177,809	2,196,734
	Hotel Shilla Co. Ltd.	23,150	743,434
*	Hugel, Inc.	5,376	1,057,464
	HYBE Co. Ltd.	6,614	885,960
	Hyosung Corp.	4,309	154,963
	Hyosung Heavy Industries Corp.	2,938	844,964
	Hyundai Autoever Corp.	6,615	639,937
	Hyundai Elevator Co. Ltd.	15,545	531,385
	Hyundai Engineering & Construction Co. Ltd.	75,522	1,521,027
	Hyundai Glovis Co. Ltd.	60,482	5,321,343

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Marine & Fire Insurance Co. Ltd.	85,270	$1,870,971
	Hyundai Mobis Co. Ltd.	42,187	7,582,385
	Hyundai Motor Co.	111,756	17,213,817
	Hyundai Rotem Co. Ltd.	66,286	2,974,642
	Hyundai Steel Co.	86,032	1,572,586
	Industrial Bank of Korea	382,925	3,900,334
	IsuPetasys Co. Ltd.	48,328	1,231,179
	JB Financial Group Co. Ltd.	165,297	2,144,412
	JYP Entertainment Corp.	13,400	471,328
	Kakao Corp.	114,453	3,046,241
	KakaoBank Corp.	46,502	724,982
*	Kakaopay Corp.	11,156	196,731
	Kangwon Land, Inc.	72,842	939,571
	KB Financial Group, Inc. (105560 KS)	274,525	17,862,995
	KB Financial Group, Inc. (KB US), ADR	4,174	272,312
	KCC Corp.	4,380	830,257
	KEPCO Engineering & Construction Co., Inc.	7,306	360,941
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	424,490
	Kia Corp.	207,178	13,700,455
	KIWOOM Securities Co. Ltd.	27,218	2,635,935
	Korea Aerospace Industries Ltd.	73,272	3,090,286
*	Korea Electric Power Corp. (015760 KS)	101,293	1,693,478
*	Korea Gas Corp.	24,489	692,598
	Korea Investment Holdings Co. Ltd.	51,532	2,859,971
	Korean Air Lines Co. Ltd.	231,242	3,991,663
*	Krafton, Inc.	21,699	5,187,580
#*	KT Corp. (KT US), Sponsored ADR	82,100	1,291,433
	KT&G Corp.	81,834	6,500,416
*	Kum Yang Co. Ltd.	15,662	466,351
	Kumho Petrochemical Co. Ltd.	20,008	2,060,319
*	L&F Co. Ltd.	7,381	625,222
	LEENO Industrial, Inc.	10,832	1,411,359
	LG Chem Ltd.	29,072	6,536,671
	LG Corp.	68,462	3,741,149

		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	169,698	$1,296,178
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,091,735
	LG Electronics, Inc.	153,222	9,867,216
#*	LG Energy Solution Ltd.	5,820	1,707,997
	LG H&H Co. Ltd.	14,108	3,377,417
	LG Innotek Co. Ltd.	16,124	2,046,787
	LG Uplus Corp.	309,901	2,246,082
	LIG Nex1 Co. Ltd.	12,128	2,158,592
*	LigaChem Biosciences, Inc.	11,496	1,067,151
	Lotte Chemical Corp.	14,151	972,737
	Lotte Corp.	31,025	536,608
	Lotte Energy Materials Corp.	10,727	291,141
	LOTTE Fine Chemical Co. Ltd.	2,682	89,779
	Lotte Shopping Co. Ltd.	1,536	73,187
	LS Corp.	29,788	2,237,855
	LS Electric Co. Ltd.	25,318	2,653,471
	Macquarie Korea Infrastructure Fund	344,247	2,971,807
	Meritz Financial Group, Inc.	90,987	6,733,900
	Mirae Asset Securities Co. Ltd.	253,069	1,650,000
	NAVER Corp.	38,269	4,681,132
	NCSoft Corp.	9,415	1,478,078
*Ω	Netmarble Corp.	19,169	801,255
	NH Investment & Securities Co. Ltd.	262,115	2,524,011
	NongShim Co. Ltd.	3,624	980,811
	Orion Corp.	26,626	1,918,989
	Ottogi Corp.	466	141,975
	Pan Ocean Co. Ltd.	304,301	779,883
*	Pearl Abyss Corp.	16,556	461,776
	Posco DX Co. Ltd.	45,598	890,818
	POSCO Future M Co. Ltd.	8,327	1,337,342
	POSCO Holdings, Inc. (005490 KS)	31,556	7,603,465
	Posco International Corp.	46,227	1,734,706
*	Rainbow Robotics	4,141	362,955
	S-1 Corp.	17,230	805,902
*	Sam Chun Dang Pharm Co. Ltd.	7,088	687,410
*Ω	Samsung Biologics Co. Ltd.	8,859	6,407,183
	Samsung C&T Corp.	42,698	3,605,283

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Card Co. Ltd. (029780 KS)	31,975	$931,661
	Samsung Electro-Mechanics Co. Ltd.	43,089	3,663,643
	Samsung Electronics Co. Ltd. (005930 KS)	2,831,668	120,235,414
*	Samsung Engineering Co. Ltd.	175,128	2,253,883
	Samsung Fire & Marine Insurance Co. Ltd.	43,837	10,627,873
*	Samsung Heavy Industries Co. Ltd.	322,166	2,222,235
	Samsung Life Insurance Co. Ltd.	56,569	4,139,405
	Samsung SDI Co. Ltd.	17,932	4,204,425
	Samsung SDS Co. Ltd.	26,666	2,750,142
	Samsung Securities Co. Ltd.	125,495	4,141,248
	Shinhan Financial Group Co. Ltd. (055550 KS)	351,083	13,077,926
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	41,963	1,587,041
	Shinsegae, Inc.	1,884	209,272
*	SK Biopharmaceuticals Co. Ltd.	9,334	792,778
*	SK Bioscience Co. Ltd.	12,585	491,324
	SK Hynix, Inc.	254,385	33,302,512
*Ω	SK IE Technology Co. Ltd.	15,226	375,829
	SK Networks Co. Ltd.	9,769	37,033
	SK Telecom Co. Ltd. (017670 KS)	47,950	1,967,832
	SK, Inc.	36,916	3,950,370
*	SKC Co. Ltd.	12,904	1,392,467
	SL Corp.	9,515	226,217
	SM Entertainment Co. Ltd.	2,183	111,646
	S-Oil Corp.	55,530	2,303,431
	Soulbrain Co. Ltd.	4,534	660,681
	ST Pharm Co. Ltd.	787	56,782
*	Taihan Electric Wire Co. Ltd.	29,224	246,724
*	WONIK IPS Co. Ltd.	19,600	388,643
	Woori Financial Group, Inc. (316140 KS)	847,509	9,435,329
	Youngone Corp.	7,573	230,917

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	28,273	$2,822,315
TOTAL SOUTH KOREA			549,914,987
TAIWAN — (19.3%)
	Accton Technology Corp.	302,000	5,074,711
#	Acer, Inc.	3,398,811	4,211,713
	Advantech Co. Ltd.	175,089	1,715,883
	Airtac International Group	111,602	3,089,136
	Alchip Technologies Ltd.	30,000	1,858,299
	AP Memory Technology Corp.	12,000	110,477
	ASE Technology Holding Co. Ltd.	1,651,782	7,789,468
	Asia Cement Corp.	2,725,758	3,960,841
#	Asia Vital Components Co. Ltd.	173,000	3,314,110
	ASMedia Technology, Inc.	19,000	937,201
	ASPEED Technology, Inc.	31,300	3,969,062
#	Asustek Computer, Inc.	627,180	11,074,683
	AUO Corp. (2409 TT)	7,603,498	3,917,279
	AURAS Technology Co. Ltd.	33,000	663,084
	Bizlink Holding, Inc.	24,551	353,916
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,283,404
	Catcher Technology Co. Ltd.	708,429	5,156,061
	Cathay Financial Holding Co. Ltd.	4,347,393	9,181,450
	Chailease Holding Co. Ltd.	1,387,952	6,499,478
	Chang Hwa Commercial Bank Ltd.	5,208,448	2,862,027
#	Cheng Shin Rubber Industry Co. Ltd.	2,439,965	3,504,409
	Chicony Electronics Co. Ltd.	810,497	4,087,411
#	China Airlines Ltd.	5,424,536	3,782,955
#	China Steel Corp.	9,023,932	6,311,366
	Chipbond Technology Corp.	595,000	1,161,792
	Chroma ATE, Inc.	372,000	4,702,024
	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,735,117

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd. (2412 TT)	722,000	$2,740,666
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,189,658
	Compal Electronics, Inc.	5,016,541	5,506,895
	Compeq Manufacturing Co. Ltd.	1,260,000	2,386,419
	CTBC Financial Holding Co. Ltd.	10,705,175	11,867,478
	Delta Electronics, Inc.	835,486	10,318,983
#	E Ink Holdings, Inc.	602,000	5,634,242
	E.Sun Financial Holding Co. Ltd.	10,515,291	8,941,481
#	Eclat Textile Co. Ltd.	171,402	2,865,001
#	Elite Material Co. Ltd.	263,000	3,355,712
	eMemory Technology, Inc.	59,000	5,736,857
	Eternal Materials Co. Ltd.	161	155
	Eva Airways Corp.	5,230,758	6,041,012
	Evergreen Marine Corp. Taiwan Ltd.	1,066,289	6,756,122
	Far Eastern International Bank	512,809	209,685
	Far Eastern New Century Corp.	3,702,085	4,271,932
	Far EasTone Telecommunications Co. Ltd.	1,940,000	5,357,089
	Faraday Technology Corp.	137,097	974,106
	Farglory Land Development Co. Ltd.	38,000	79,458
#	Feng TAY Enterprise Co. Ltd.	471,666	2,073,427
	First Financial Holding Co. Ltd.	10,261,863	8,641,062
	Formosa Chemicals & Fibre Corp.	2,712,518	3,235,995
	Formosa Petrochemical Corp.	487,000	729,233
#	Formosa Plastics Corp.	2,928,153	4,294,139
#	Formosa Sumco Technology Corp.	81,000	296,583
	Formosa Taffeta Co. Ltd.	362,000	222,718
#	Fortune Electric Co. Ltd.	57,200	957,444

		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	1,025,627	$2,536,784
	Fubon Financial Holding Co. Ltd.	3,789,252	10,585,114
#	Genius Electronic Optical Co. Ltd.	48,695	671,096
	Getac Holdings Corp.	429,000	1,472,040
	Giant Manufacturing Co. Ltd.	408,810	2,304,887
#	Gigabyte Technology Co. Ltd.	343,000	2,703,424
	Global Unichip Corp.	86,000	3,214,948
#	Globalwafers Co. Ltd.	285,000	3,709,875
	Gold Circuit Electronics Ltd.	370,000	2,125,492
	Great Wall Enterprise Co. Ltd.	173,000	275,519
	Highwealth Construction Corp.	1,591,444	1,999,030
#	Hiwin Technologies Corp.	385,291	2,806,070
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	36,793,877
#	Hotai Finance Co. Ltd.	225,940	637,657
#	Hotai Motor Co. Ltd.	156,960	3,158,829
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	5,905,145
	Innolux Corp.	7,952,372	3,833,822
	International Games System Co. Ltd.	284,000	8,960,840
#	Inventec Corp.	2,220,550	3,071,105
	Jentech Precision Industrial Co. Ltd.	50,000	2,245,340
#	Jinan Acetate Chemical Co. Ltd.	54,657	1,433,544
	JSL Construction & Development Co. Ltd.	69,000	185,990
	KGI Financial Holding Co. Ltd.	13,094,045	6,747,024
#	King Slide Works Co. Ltd.	33,000	1,239,744
	King Yuan Electronics Co. Ltd.	1,643,000	6,192,298
	King’s Town Bank Co. Ltd.	329,000	504,685
	Largan Precision Co. Ltd. (3008 TT)	69,860	4,893,041
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,858,440
	Lite-On Technology Corp.	1,573,410	4,932,318

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lotes Co. Ltd.	90,700	$4,612,858
	Lotus Pharmaceutical Co. Ltd.	198,000	1,536,738
	Macronix International Co. Ltd.	1,300,074	968,115
	Makalot Industrial Co. Ltd.	205,020	2,199,550
	MediaTek, Inc.	759,995	29,585,211
	Mega Financial Holding Co. Ltd.	5,243,541	6,388,707
	Merida Industry Co. Ltd.	185,287	1,009,214
	Micro-Star International Co. Ltd.	878,000	4,802,787
	Mitac Holdings Corp.	16,000	22,326
#	momo.com, Inc.	85,555	992,776
	Nan Ya Plastics Corp.	3,355,599	4,323,441
#	Nan Ya Printed Circuit Board Corp.	199,000	803,354
#*	Nanya Technology Corp.	1,217,010	1,575,959
	Nien Made Enterprise Co. Ltd.	221,000	3,293,174
#	Novatek Microelectronics Corp.	668,000	10,321,489
#*	Oneness Biotech Co. Ltd.	248,234	976,652
	Parade Technologies Ltd.	71,000	1,545,652
#	Pegatron Corp.	1,946,345	5,901,640
*	PharmaEssentia Corp.	209,869	4,104,351
	Phison Electronics Corp.	169,000	2,425,385
#	Pou Chen Corp.	2,506,487	2,930,501
#*	Powerchip Semiconductor Manufacturing Corp.	3,526,000	1,946,905
	Powertech Technology, Inc.	902,819	3,515,492
	Poya International Co. Ltd.	19,964	310,292
	President Chain Store Corp.	349,831	3,212,088
#	Qisda Corp.	1,446,000	1,608,881
	Quanta Computer, Inc.	1,165,000	10,579,758
	Radiant Opto-Electronics Corp.	584,000	3,801,224
	Realtek Semiconductor Corp.	208,950	3,065,811
	Ruentex Development Co. Ltd.	1,695,101	2,433,498

		Shares	Value»
TAIWAN — (Continued)
#	Ruentex Industries Ltd.	660,214	$1,557,954
	Sakura Development Co. Ltd.	47,520	74,415
#	Sanyang Motor Co. Ltd.	410,000	885,656
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	3,774,813
	Shihlin Electric & Engineering Corp.	191,000	1,194,807
*	Shin Kong Financial Holding Co. Ltd.	15,375,017	5,440,391
#	Silergy Corp.	235,000	3,645,876
	Simplo Technology Co. Ltd.	216,000	2,276,991
#	Sinbon Electronics Co. Ltd.	194,000	1,588,019
#	Sino-American Silicon Products, Inc.	686,000	3,320,219
	SinoPac Financial Holdings Co. Ltd.	10,096,006	7,166,926
	Synnex Technology International Corp.	1,370,343	3,009,918
	TA Chen Stainless Pipe	2,036,787	2,051,398
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,023,232
#	Taishin Financial Holding Co. Ltd.	11,240,388	5,972,237
	Taiwan Business Bank	8,436,964	4,058,463
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	5,977,092
	Taiwan FamilyMart Co. Ltd.	44,000	259,186
	Taiwan Fertilizer Co. Ltd.	367,000	650,448
#*	Taiwan Glass Industry Corp.	666,375	401,020
	Taiwan High Speed Rail Corp.	1,581,000	1,433,906
	Taiwan Mobile Co. Ltd.	1,466,300	5,167,908
	Taiwan Secom Co. Ltd.	197,670	836,879
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	13,369,808	419,270,246
*	Tatung Co. Ltd.	1,748,000	2,385,758
	TCC Group Holdings Co. Ltd.	5,327,701	5,292,632
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,413,433

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	9,000	$29,761
	Tripod Technology Corp.	590,870	3,487,656
	Tung Ho Steel Enterprise Corp.	40,040	91,531
	Unimicron Technology Corp.	1,269,000	6,197,526
#	Union Bank of Taiwan	972,309	458,651
	Uni-President Enterprises Corp.	4,692,033	13,139,560
	United Integrated Services Co. Ltd.	159,000	1,651,490
#	United Microelectronics Corp. (2303 TT)	6,388,000	9,216,263
#	Vanguard International Semiconductor Corp.	1,121,126	3,309,236
#	Via Technologies, Inc.	67,000	237,429
	VisEra Technologies Co. Ltd.	117,000	996,758
	Voltronic Power Technology Corp.	75,224	4,947,047
#	Walsin Lihwa Corp.	2,911,818	2,668,694
#	Walsin Technology Corp.	367,000	1,127,680
	Wan Hai Lines Ltd.	901,747	2,387,389
#*	Win Semiconductors Corp.	235,034	870,273
#*	Winbond Electronics Corp.	4,060,591	2,403,426
*††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	8,280,901
	Wistron NeWeb Corp.	88,172	329,463
	Wiwynn Corp.	53,000	3,013,178
#	WPG Holdings Ltd.	1,741,039	3,955,757
	WT Microelectronics Co. Ltd.	308,945	1,039,682
	Yageo Corp.	377,634	6,422,954
	Yang Ming Marine Transport Corp.	2,002,000	4,110,146
	YFY, Inc.	385,000	365,524
	Yuanta Financial Holding Co. Ltd.	9,092,882	9,119,854
#	Yulon Finance Corp.	422,023	1,827,631
#	Yulon Motor Co. Ltd.	754,496	1,333,929
#	Zhen Ding Technology Holding Ltd.	971,700	3,350,714

TOTAL TAIWAN			1,047,282,642

THAILAND — (1.8%)
	Advanced Info Service PCL	707,700	5,767,299

		Shares	Value»
THAILAND — (Continued)
	Airports of Thailand PCL	1,970,200	$3,576,078
	Asset World Corp. PCL	4,243,200	465,249
	B Grimm Power PCL	747,100	491,499
	Bangchak Corp. PCL	1,934,400	1,963,349
	Bangkok Airways PCL	437,900	330,907
	Bangkok Bank PCL (BBLF TB)	529,400	2,306,173
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	551,931
#	Bangkok Chain Hospital PCL	919,200	471,245
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	4,109,335
	Bangkok Expressway & Metro PCL	5,243,799	1,227,619
	Bangkok Life Assurance PCL, NVDR	30,200	22,597
	Banpu PCL	7,033,166	1,302,631
	Banpu Power PCL	505,600	190,284
#	Berli Jucker PCL	874,000	624,193
	Betagro PCL	206,000	129,418
*	BTS Group Holdings PCL	5,999,300	881,806
	Bumrungrad Hospital PCL	389,000	3,135,516
#	Cal-Comp Electronics Thailand PCL, Class F	865,100	135,873
	Carabao Group PCL, Class F	261,100	617,061
	Central Pattana PCL	1,286,200	2,391,734
	Central Plaza Hotel PCL	299,900	319,941
	Central Retail Corp. PCL	1,502,350	1,424,661
*	Charoen Pokphand Foods PCL	3,633,123	2,670,068
	Com7 PCL, Class F	942,000	781,627
	CP ALL PCL	2,205,200	4,149,658
	CP Axtra PCL	366,928	369,701
	Delta Electronics Thailand PCL	1,325,100	5,418,989
#	Dohome PCL	36,500	11,249
#	Electricity Generating PCL	183,100	651,119
#	Energy Absolute PCL	1,266,300	296,452
#	Global Power Synergy PCL, Class F	528,300	661,451
	Gulf Energy Development PCL	1,327,999	2,617,038

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Hana Microelectronics PCL	257,400	$291,763
	Home Product Center PCL	4,266,113	1,207,331
	Indorama Ventures PCL	1,401,500	1,079,834
#	Intouch Holdings PCL, Class F	326,800	1,036,231
	I-TAIL Corp. PCL	259,600	194,248
*	Jasmine Technology Solution PCL	21,900	46,402
	Kasikornbank PCL (KBANKF TB)	220,900	962,285
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	23,878
	KCE Electronics PCL	436,000	465,136
	Krung Thai Bank PCL	1,429,987	872,951
#	Krungthai Card PCL	660,700	934,907
#	Land & Houses PCL (LHF TB)	6,279,800	1,079,355
	MBK PCL	112,300	66,225
	Mega Lifesciences PCL	267,700	313,355
	Minor International PCL	2,962,683	2,348,548
	Muangthai Capital PCL	900,700	1,354,587
	Ngern Tid Lor PCL	1,462,949	767,349
#	Osotspa PCL	1,048,000	642,869
	Plan B Media PCL, Class F	776,600	171,453
*	PSG Corp. PCL	4,709,900	73,974
	PTT Exploration & Production PCL	1,156,055	4,333,707
	PTT Global Chemical PCL	1,554,025	1,197,352
#	PTT Oil & Retail Business PCL	2,005,300	915,146
	PTT PCL	7,559,800	7,504,913
	Ratch Group PCL	792,000	756,912
	SCB X PCL	355,366	1,195,260
#	SCG Packaging PCL	814,700	615,642
	Siam Cement PCL	236,200	1,469,907
#	Siam Global House PCL	1,363,798	650,679
	SISB PCL	9,900	10,121
#	Srisawad Corp. PCL	822,169	1,041,568
	Supalai PCL	557,800	323,985
	Thai Life Insurance PCL	89,200	29,606
	Thai Oil PCL	1,294,517	1,572,831
	Thai Union Group PCL, Class F	3,151,040	1,400,670

		Shares	Value»
THAILAND — (Continued)
	Thanachart Capital PCL	314,900	$489,917
#	Tisco Financial Group PCL (TISCO/F TB)	277,600	793,848
	TMBThanachart Bank PCL	23,842,097	1,257,636
	TOA Paint Thailand PCL	75,100	40,059
*	True Corp. PCL	11,141,686	4,061,127
	TTW PCL	290,268	77,846
	WHA Corp. PCL	9,104,200	1,578,295

TOTAL THAILAND			95,313,459

TURKEY — (0.8%)
	Akbank TAS	2,575,974	3,808,164
	Akcansa Cimento AS	2,383	10,817
	Aksa Akrilik Kimya Sanayii AS	298,193	72,729
	Aksa Enerji Uretim AS	237,721	228,950
	Alarko Holding AS	123,824	311,516
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,282,545
	Anadolu Hayat Emeklilik AS	19,428	51,026
*	Arcelik AS	76,332	286,521
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	736,729
	Aygaz AS	8,727	38,413
*	Banvit Bandirma Vitaminli Yem Sanayii AS	6,166	66,791
*	Baticim Bati Anadolu Cimento Sanayii AS	19,589	92,417
	BIM Birlesik Magazalar AS	226,164	3,085,934
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	78,050
	Borusan Yatirim ve Pazarlama AS	2,805	159,539
	Cimsa Cimento Sanayi VE Ticaret AS	89,827	91,452
	Coca-Cola Icecek AS	789,371	1,172,312
	Dogan Sirketler Grubu Holding AS	1,113,296	421,777
	Dogus Otomotiv Servis ve Ticaret AS	79,886	490,390
	EGE Endustri VE Ticaret AS	486	155,498
Ω	Enerjisa Enerji AS	183,384	295,486
	Enka Insaat ve Sanayi AS	775,859	1,065,313

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Eregli Demir ve Celik Fabrikalari TAS	550,331	$764,704
	Ford Otomotiv Sanayi AS	45,341	1,295,008
*	Gubre Fabrikalari TAS	23,608	138,388
	Is Yatirim Menkul Degerler AS, Class A	434,732	408,097
	Kiler Holding AS	19,833	16,769
	KOC Holding AS	472,649	2,330,857
	Kontrolmatik Enerji Ve Muhendislik AS	141,115	177,299
*	Konya Cimento Sanayii AS	498	100,670
*	Koza Altin Isletmeleri AS	299,082	175,656
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	185,005	411,719
	Migros Ticaret AS	45,800	544,107
*Ω	MLP Saglik Hizmetleri AS	21,634	218,537
	Nuh Cimento Sanayi AS	26,563	222,464
	Otokar Otomotiv Ve
	Savunma Sanayi AS	33,601	407,451
*	Oyak Cimento Fabrikalari AS	200,136	334,874
*	Pegasus Hava Tasimaciligi AS	327,078	2,215,299
*	Petkim Petrokimya Holding AS	817,315	443,783
*	Sasa Polyester Sanayi AS	2,129,384	239,175
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,130	83,248
	Sok Marketler Ticaret AS	22,566	25,940
*	TAV Havalimanlari Holding AS	190,894	1,282,481
	Tofas Turk Otomobil Fabrikasi AS	104,366	572,925
*	Turk Hava Yollari AO	321,562	2,557,536
*	Turk Telekomunikasyon AS	401,340	553,425
	Turk Traktor ve Ziraat Makineleri AS	19,401	408,954
	Turkcell Iletisim Hizmetleri AS	812,886	2,010,000
	Turkiye Garanti Bankasi AS	391,168	1,222,935

		Shares	Value»
TURKEY — (Continued)
	Turkiye Is Bankasi AS, Class C	6,278,962	$2,158,447
	Turkiye Petrol Rafinerileri AS	738,512	3,120,540
	Turkiye Sigorta AS	793,360	298,825
*	Turkiye Sinai Kalkinma Bankasi AS	384,436	135,820
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,112,816
*	Turkiye Vakiflar Bankasi TAO, Class D	1,258,039	754,506
*	Ulker Biskuvi Sanayi AS	155,594	570,481
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	14,578
	Yapi ve Kredi Bankasi AS	2,835,254	2,027,850
	Ziraat Gayrimenkul Yatirim Ortakligi AS	257,196	85,903

TOTAL TURKEY			43,444,436

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,639,512	6,415,920
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,663,151
	Abu Dhabi National Oil Co. for Distribution PJSC	2,596,152	2,547,885
*	Abu Dhabi Ports Co. PJSC	73,872	107,611
	ADNOC Drilling Co. PJSC	1,643,548	2,268,327
	Agility Global PLC	2,014,994	684,491
	Aldar Properties PJSC	2,945,098	6,104,613
*	Alpha Dhabi Holding PJSC	245,800	749,238
	Dubai Electricity & Water Authority PJSC	3,863,639	2,617,661
	Dubai Islamic Bank PJSC	4,433,155	7,533,137
	Emaar Development PJSC	649,402	1,638,101
	Emaar Properties PJSC	6,237,826	14,748,333
	Emirates Integrated Telecommunications Co. PJSC	147,662	300,082
	Emirates NBD Bank PJSC	2,154,592	11,136,585

1000

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Emirates Telecommunications Group Co. PJSC	1,655,670	$7,990,020
Fertiglobe PLC	152,144	112,063
First Abu Dhabi Bank PJSC	2,295,770	8,204,324
* International Holding Co. PJSC	23,416	2,580,430
* Multiply Group PJSC	2,510,581	1,548,592
Salik Co. PJSC	171,953	224,587

TOTAL UNITED ARAB EMIRATES		83,175,151

TOTAL COMMON STOCKS		5,312,619,010

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Banco Bradesco SA, 10.503%	2,216,238	5,509,063
Centrais Eletricas Brasileiras SA Class B, 4.319%	123,346	900,627
Cia Energetica de Minas Gerais, 14.033%	1,700,579	3,344,735
Cia Paranaense de Energia - Copel Class B, 2.192%	1,103,566	1,872,716
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	201,500	846,656
Energisa SA, 5.305%	639	833
Gerdau SA, 4.781%	569,235	1,801,969
Itau Unibanco Holding SA, 6.710%	1,824,756	11,054,153

	Shares	Value»
BRAZIL — (Continued)
Klabin SA, 4.353%	0	$0
Petroleo Brasileiro SA, 13.605%	3,320,648	20,627,314
Raizen SA, 5.546%	1,265,232	612,820

TOTAL BRAZIL		46,570,886

CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.056%	234,235	694,816
Sociedad Quimica y Minera de Chile SA Class B, 2.130%	4,325	165,723

TOTAL CHILE		860,539

COLOMBIA — (0.0%)
Bancolombia SA, 9.983%	20,707	165,740
Grupo de Inversiones Suramericana SA, 5.895%	64,955	341,123

TOTAL COLOMBIA		506,863

TOTAL PREFERRED STOCKS		47,938,288

TOTAL INVESTMENT SECURITIES (Cost $2,912,770,139)		5,360,557,298

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	4,900,302	56,676,890

TOTAL INVESTMENTS — (100.0%) (Cost $2,969,446,434)		$5,417,234,188

As of October 31, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	12/20/24	$34,562,225	$35,004,850	$442,625

Total Futures Contracts			$34,562,225	$35,004,850	$442,625

1001

THE EMERGING MARKETS SERIES

CONTINUED

As of October 31, 2024, the value of Rule 144A securities amounted to $195,750,785 or 3.7% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$165,305,116	—	—	$165,305,116
Chile	7,459,152	$11,978,014	—	19,437,166
China	161,980,078	1,193,742,032	—	1,355,722,110
Colombia	3,976,888	11,844	—	3,988,732
Czech Republic	—	8,124,506	—	8,124,506
Egypt	189,136	2,388,478	—	2,577,614
Greece	—	24,178,473	—	24,178,473
Hungary	—	12,827,174	—	12,827,174
India	40,687,526	1,068,810,893	—	1,109,498,419
Indonesia	—	90,562,447	—	90,562,447
Kuwait	—	30,841,073	—	30,841,073
Malaysia	—	89,113,508	—	89,113,508
Mexico	89,416,904	—	$867,687	90,284,591
Peru	6,582,313	—	—	6,582,313
Philippines	—	35,806,188	—	35,806,188
Poland	—	48,915,444	—	48,915,444
Qatar	—	44,382,612	—	44,382,612
Saudi Arabia	—	192,999,334	—	192,999,334
South Africa	19,465,467	142,876,048	—	162,341,515
South Korea	4,877,971	545,037,016	—	549,914,987
Taiwan	4,189,658	1,043,092,984	—	1,047,282,642
Thailand	20,105,262	75,208,197	—	95,313,459
Turkey	—	43,444,436	—	43,444,436
United Arab Emirates	—	83,175,151	—	83,175,151
Preferred Stocks
Brazil	46,570,886	—	—	46,570,886
Chile	—	860,539	—	860,539
Colombia	506,863	—	—	506,863
Securities Lending Collateral	—	56,676,890	—	56,676,890

Total Investments in Securities	$571,313,220	$4,845,053,281	$867,687<>	$5,417,234,188

Financial Instruments
Assets
Futures Contracts**	442,625	—	—	442,625

Total Financial Instruments	$442,625	—	—	$442,625

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1002

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (3.2%)
	AES Brasil Energia SA	742,446	$1,041,574
	Allied Tecnologia SA	28,000	36,762
	Allos SA	955,532	3,656,242
	Alupar Investimento SA	491,671	2,495,395
*	Ambipar Participacoes e Empreendimentos SA	13,860	310,003
*	Anima Holding SA	598,326	263,926
	Armac Locacao Logistica E Servicos SA	39,300	50,783
	Auren Energia SA	865,104	1,533,899
	Azzas 2154 SA	315,760	2,252,581
	Bemobi Mobile Tech SA	143,319	382,290
	Boa Safra Sementes SA	67,437	145,235
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	782,781
	Brava Energia	132,587	389,443
*	BRF SA	492,137	2,233,001
	Brisanet Participacoes SA	103,026	55,248
*	C&A Modas SA	312,520	704,412
	Camil Alimentos SA	317,845	434,357
*	Cia Brasileira de Aluminio	97,384	98,043
*	Cia Brasileira de Distribuicao	260,563	135,219
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,600,792
	Cia De Sanena Do Parana (SAPR11 BZ)	923,809	4,314,699
	Cia De Sanena Do Parana (SAPR3 BZ)	555,096	494,515
	Cia Siderurgica Nacional SA (CSNA3 BZ)	1,340,915	2,730,123
*	Cogna Educacao SA	2,260,108	551,255
*	Construtora Tenda SA	112,778	292,826

		Shares	Value»
BRAZIL — (Continued)
	Cruzeiro do Sul Educacional SA	258,997	$148,295
	CSU Digital SA	83,114	254,479
	Cury Construtora e Incorporadora SA	462,501	1,955,323
*	CVC Brasil Operadora e Agencia de Viagens SA	186,500	66,136
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	715,568	2,691,008
Ω	Desktop SA	47,521	109,495
	Dexco SA	1,113,310	1,594,597
	Dimed SA Distribuidora da Medicamentos	229,632	402,389
	Direcional Engenharia SA	112,579	609,156
	EcoRodovias Infraestrutura e Logistica SA	593,378	731,856
	Eletromidia SA	19,568	62,181
*	Embraer SA (EMBR3 BZ)	989,509	8,298,257
*	Embraer SA (ERJ US), Sponsored ADR	187,677	6,290,933
	Empreendimentos Pague Menos SA	44,372	22,029
	Even Construtora e Incorporadora SA	317,994	331,696
	Ez Tec Empreendimentos e Participacoes SA	270,856	654,546
	Fleury SA	719,542	1,844,628
	Fras-Le SA	167,399	631,847
Ω	GPS Participacoes e Empreendimentos SA	771,120	2,275,650
	Grendene SA	760,679	700,032
*	Grupo Casas Bahia SA	89,300	63,643
	Grupo Mateus SA	1,511,076	1,981,345
	Grupo SBF SA	233,224	584,583
	Guararapes Confeccoes SA	170,211	249,977
*	Hidrovias do Brasil SA	1,151,712	627,565

1003

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Hypera SA	108,067	$413,133
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,600	200,641
	Iochpe Maxion SA	270,117	476,136
	Irani Papel e Embalagem SA	270,817	354,631
*	IRB-Brasil Resseguros SA	113,921	854,076
	Jalles Machado SA	262,872	276,018
	JHSF Participacoes SA	912,076	700,517
	JSL SA	200,436	275,643
	Kepler Weber SA	398,524	699,721
	Lavvi Empreendimentos Imobiliarios SA	293,400	430,388
	LOG Commercial Properties e Participacoes SA	102,471	400,960
*	Log-in Logistica Intermodal SA	171,371	783,500
	Lojas Quero-Quero SA	240,228	119,680
	Lojas Renner SA	1,673,620	5,376,174
*Ω	LWSA SA	839,647	602,767
	M Dias Branco SA	167,769	725,822
	Mahle Metal Leve SA	11,800	61,114
	Marcopolo SA	621,600	703,223
*	Marfrig Global Foods SA	855,283	2,321,332
	Melnick Even Desenvolvimento Imobiliario SA	73,800	45,448
	Mills Locacao Servicos e Logistica SA	520,620	945,616
*	Moura Dubeux Engenharia SA	178,200	494,443
*	Movida Participacoes SA	432,147	448,526
*	MRV Engenharia e Participacoes SA	965,424	1,155,656
	Multiplan Empreendimentos Imobiliarios SA	623,719	2,760,983
*	Oceanpact Servicos Maritimos SA	43,800	47,582
	Odontoprev SA	763,782	1,453,338

		Shares	Value»
BRAZIL — (Continued)
*	Oncoclinicas do Brasil Servicos Medicos SA	55,615	$44,254
*	Orizon Valorizacao de Residuos SA	123,107	987,471
	Pet Center Comercio e Participacoes SA	355,129	303,471
	Petroreconcavo SA	360,155	1,057,869
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	342,386
	Porto Seguro SA	124,433	821,173
*	Portobello SA	55,661	40,247
	Positivo Tecnologia SA	207,480	230,059
	Romi SA	162,378	283,696
	Santos Brasil Participacoes SA	1,512,578	3,304,652
	Sao Carlos Empreendimentos e Participacoes SA	49,898	195,073
	Sao Martinho SA	589,276	2,580,994
#*	Sendas Distribuidora SA (ASAI US), ADR	86,433	561,815
*	Sendas Distribuidora SA (ASAI3 BZ)	1,226,411	1,588,995
*Ω	Ser Educacional SA	51,610	62,494
*	Serena Energia SA	689,242	989,588
*	Simpar SA	796,812	737,419
	SLC Agricola SA	747,131	2,198,393
	Smartfit Escola de Ginastica e Danca SA	560,737	2,119,411
*	SYN prop e tech SA	26,500	38,735
	Tegma Gestao Logistica SA	116,092	592,821
	TOTVS SA	1,646,258	8,497,698
	Transmissora Alianca de Energia Eletrica SA	1,007,523	6,103,454
	Tres Tentos Agroindustrial SA	253,677	498,937
	Trisul SA	244,166	223,432
	Tupy SA	213,172	861,037
	Ultrapar Participacoes SA (UGPA3 BZ)	13,500	48,784
	Unifique Telecomunicacoes SA	16,829	11,266

1004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Unipar Carbocloro SA	7,595	$58,359
	Usinas Siderurgicas de Minas Gerais SA Usiminas	204,862	225,738
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	438,823
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	827,078	899,915
	Vivara Participacoes SA	329,893	1,459,178
	Vulcabras SA	419,776	1,192,327
	Wilson Sons SA	411,084	1,129,949
	Wiz Co.	58,844	59,140
	YDUQS Participacoes SA	386,507	709,377
*	Zamp SA	420,368	174,520

TOTAL BRAZIL			125,967,068

CHILE — (0.6%)
	Aguas Andinas SA, Class A	4,856,613	1,386,446
	Besalco SA	1,249,883	751,808
	Camanchaca SA	1,471,136	53,776
*	CAP SA	148,607	891,082
	Cementos BIO BIO SA	352,724	247,484
	Cia Cervecerias Unidas SA (CCU CI)	41,437	228,997
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	194,866
	Colbun SA	10,468,559	1,295,124
*	Cristalerias de Chile SA	130,323	385,948
	Embotelladora Andina SA, ADR, Class B	44,966	782,858
	Empresa Nacional de Telecomunicaciones SA	450,193	1,469,688
	Empresas Lipigas SA	6,383	25,251
*	Engie Energia Chile SA	896,972	836,269

		Shares	Value»
CHILE — (Continued)
	Forus SA	148,926	$276,410
	Grupo Security SA	2,903,554	795,920
	Inversiones Aguas Metropolitanas SA	797,059	591,295
	Inversiones La Construccion SA	69,718	543,036
	Multiexport Foods SA	2,043,039	414,427
	Parque Arauco SA	1,756,978	2,874,816
	PAZ Corp. SA	970,117	483,104
*	Ripley Corp. SA	1,635,621	467,303
	Salfacorp SA	949,934	565,173
	Sigdo Koppers SA	965,657	1,041,085
	SMU SA	4,959,905	765,194
	Sociedad Matriz SAAM SA	33,073,401	3,542,051
	SONDA SA	918,433	335,092
	Vina Concha y Toro SA	899,112	1,038,764

TOTAL CHILE			22,283,267

CHINA — (21.4%)
	361 Degrees International Ltd.	3,755,000	1,937,923
Ω	3SBio, Inc.	5,475,000	4,106,699
*	5I5J Holding Group Co. Ltd., Class A	601,200	300,798
	AAC Technologies Holdings, Inc.	1,938,500	7,829,608
	Advanced Fiber Resources Zhuhai Ltd., Class A	17,000	121,674
	Advanced Technology & Materials Co. Ltd., Class A	119,300	181,934
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	237,834
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	96,600	188,913
#*	Agile Group Holdings Ltd.	2,966,000	353,788
*	Agora, Inc., ADR	40,829	115,138
*Ω	AInnovation Technology Group Co. Ltd.	46,700	31,320
	Ajisen China Holdings Ltd.	1,322,000	149,285
#Ω	AK Medical Holdings Ltd.	1,466,000	901,310
*Ω	Akeso, Inc.	1,419,000	11,437,063

1005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Alibaba Health Information Technology Ltd.	1,246,000	$630,124
#*	Alibaba Pictures Group Ltd.	37,110,000	2,311,941
#Ω	A-Living Smart City Services Co. Ltd.	1,703,750	688,191
	Allmed Medical Products Co. Ltd., Class A	120,500	143,329
*	Alpha Group, Class A	270,400	269,246
#*Ω	Alphamab Oncology	77,000	37,072
	Amoy Diagnostics Co. Ltd., Class A	95,269	323,437
*	ANE Cayman, Inc.	1,665,000	1,789,436
*	Angang Steel Co. Ltd., Class H	4,430,999	858,197
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	128,117
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	454,903
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,936,467
*	Anhui Golden Seed Winery Co. Ltd., Class A	118,500	212,692
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	183,812
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	119,300	242,333
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	168,061
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	19,000	15,073
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	405,067
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	188,585

		Shares	Value»
CHINA — (Continued)
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	265,700	$237,623
	Anhui Yingliu Electromechanical Co. Ltd., Class A	105,900	223,554
	Anton Oilfield Services Group	6,422,000	478,810
	Aoshikang Technology Co. Ltd., Class A	75,600	268,027
	Aotecar New Energy Technology Co. Ltd., Class A	809,100	329,468
*	Aowei Holdings Ltd.	1,451,000	65,522
	ApicHope Pharmaceutical Co. Ltd., Class A	109,670	237,633
	Appotronics Corp. Ltd., Class A	82,458	189,690
	APT Satellite Holdings Ltd.	688,000	187,414
*Ω	Arrail Group Ltd.	182,000	76,815
	Asia Cement China Holdings Corp.	1,480,000	452,579
Ω	AsiaInfo Technologies Ltd.	684,800	451,820
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	202,718
	Aurisco Pharmaceutical Co. Ltd., Class A	6,600	20,521
	AviChina Industry & Technology Co. Ltd., Class H	7,289,000	3,915,150
Ω	BAIC Motor Corp. Ltd., Class H	5,101,000	1,408,731
*Ω	Bairong, Inc.	611,500	775,836
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,360,413
Ω	Bank of Qingdao Co. Ltd., Class H	1,269,500	444,552
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	102,278
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	91,064

1006

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	$329,524
	Baoxiniao Holding Co. Ltd., Class A	259,800	149,020
*	Baoye Group Co. Ltd., Class H	1,132,000	631,857
*	Baozun, Inc. (BZUN US), Sponsored ADR	34,171	106,955
#	BBMG Corp., Class H	6,302,000	639,823
*	Be Friends Holding Ltd.	134,000	18,085
	Bear Electric Appliance Co. Ltd., Class A	38,147	241,612
	Befar Group Co. Ltd., Class A	395,200	220,446
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	135,700	276,893
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	241,951
*	Beijing Capital Development Co. Ltd., Class A	532,676	219,994
*	Beijing Capital International Airport Co. Ltd., Class H	5,914,000	2,149,500
	Beijing Career International Co. Ltd., Class A	21,300	58,685
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	251,000	256,077
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	284,288
*	Beijing Cuiwei Tower Co. Ltd., Class A	134,300	173,039
	Beijing eGOVA Co. Ltd., Class A	111,960	323,113

		Shares	Value»
CHINA — (Continued)
	Beijing Energy International Holding Co. Ltd.	15,424,000	$326,858
	Beijing Enterprises Holdings Ltd.	1,476,000	4,835,881
	Beijing Enterprises Water Group Ltd.	11,144,000	3,317,992
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	209,327
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	361,868	269,062
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	317,773
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,406,000	1,074,743
	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	215,624
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	225,997
	Beijing North Star Co. Ltd., Class H	2,396,000	267,395
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	267,819
	Beijing Relpow Technology Co. Ltd., Class A	104,541	197,502
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	52,334
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	172,153
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,400	48,237
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	244,237
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	149,945

1007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Strong Biotechnologies, Inc., Class A	143,700	$277,909
	Beijing SuperMap Software Co. Ltd., Class A	88,400	241,993
*	Beijing Teamsun Technology Co. Ltd., Class A	66,900	55,395
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	159,388
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	730,000	763,208
*	Beijing Tongtech Co. Ltd., Class A	99,000	235,829
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	142,000	30,383
*	Beijing VRV Software Corp. Ltd., Class A	159,300	141,716
	Beijing Wandong Medical Technology Co. Ltd., Class A	18,500	37,028
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	142,956
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	219,231
	Bestore Co. Ltd., Class A	34,700	59,789
*	Bestway Marine & Energy Technology Co. Ltd., Class A	332,400	266,425
	Beyondsoft Corp., Class A	16,700	31,942
*	Billion Industrial Holdings Ltd.	44,000	25,516
	Binjiang Service Group Co. Ltd.	192,000	451,857
	Black Peony Group Co. Ltd., Class A	264,549	180,736

		Shares	Value»
CHINA — (Continued)
#Ω	Blue Moon Group Holdings Ltd.	1,974,500	$766,918
*	Blue Sail Medical Co. Ltd., Class A	63,800	48,928
Ω	BOC Aviation Ltd.	623,200	4,833,550
*	BOE HC SemiTek Corp.	278,600	245,600
	BOE Varitronix Ltd.	737,000	520,769
	Bomin Electronics Co. Ltd., Class A	104,700	134,214
	Bosideng International Holdings Ltd.	10,770,000	6,039,225
	BOTH Engineering Technology Co. Ltd., Class A	13,800	21,910
	Boyaa Interactive International Ltd.	585,000	138,042
*	Brii Biosciences Ltd.	64,000	8,492
††	Brilliance China Automotive Holdings Ltd.	9,512,000	3,070,407
	Broadex Technologies Co. Ltd., Class A	8,000	29,218
	Bros Eastern Co. Ltd., Class A	228,372	170,678
	B-Soft Co. Ltd., Class A	303,148	240,634
*	C C Land Holdings Ltd.	11,355,015	1,753,785
#	C&D International Investment Group Ltd.	2,215,858	4,193,057
	C&D Property Management Group Co. Ltd.	541,000	176,201
	C&S Paper Co. Ltd., Class A	252,900	252,645
#*Ω	CALB Group Co. Ltd	67,600	110,329
	Camel Group Co. Ltd., Class A	5,935	7,139
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	189,204
	Canny Elevator Co. Ltd., Class A	84,800	75,475
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,381,415

1008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	CARsgen Therapeutics Holdings Ltd.	323,500	$212,807
	CCS Supply Chain Management Co. Ltd., Class A	113,600	71,713
*††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
††	Central China Management Co. Ltd.	1,270,626	13,075
	Central China Securities Co. Ltd., Class H	3,076,000	733,325
#	CGN New Energy Holdings Co. Ltd	4,990,000	1,474,719
*	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	241,361
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	213,724
	Changchun UP Optotech Co. Ltd., Class A	43,600	262,268
	Changhong Meiling Co. Ltd., Class A	160,000	199,049
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	170,500
*	ChangYuan Technology Group Ltd., Class A	222,800	180,816
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	193,433
	Chaoju Eye Care Holdings Ltd.	315,000	115,682
	Chaowei Power Holdings Ltd.	1,475,000	271,482
*	Chen Lin Education Group Holdings Ltd.	416,000	75,555
	Cheng De Lolo Co. Ltd., Class A	108,650	132,779

		Shares	Value»
CHINA — (Continued)
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	$163,603
*	Chengdu CORPRO Technology Co. Ltd., Class A	86,700	212,827
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	90,001
	Chengdu Guibao Science & Technology Co. Ltd., Class A	25,800	52,107
	Chengdu Guoguang Electric Co. Ltd., Class A	17,638	162,256
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	217,142
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	248,790
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	125,545
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	195,290
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	92,831
	Chenguang Biotech Group Co. Ltd., Class A	95,000	118,753
	Chengzhi Co. Ltd., Class A	232,800	261,770
	Chervon Holdings Ltd.	333,400	877,981
*	China Aerospace International Holdings Ltd.	8,284,500	466,280
	China Aircraft Leasing Group Holdings Ltd.	838,000	344,659
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	191,914
	China BlueChemical Ltd., Class H	4,880,000	1,268,356
#*Ω	China Bohai Bank Co. Ltd., Class H	5,392,000	686,515

1009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Boton Group Co. Ltd.	182,000	$41,842
	China Chunlai Education Group Co. Ltd.	486,000	269,730
#	China Cinda Asset Management Co. Ltd., Class H	30,506,000	5,885,232
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	3,907,944
	China Conch Environment Protection Holdings Ltd.	3,057,500	328,985
	China Conch Venture Holdings Ltd.	4,423,500	4,097,504
	China CYTS Tours Holding Co. Ltd., Class A	140,200	199,914
#	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,391,603
	China Design Group Co. Ltd., Class A	171,500	226,141
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,286,000	659,104
	China Dongxiang Group Co. Ltd.	6,005,985	273,851
#Ω	China East Education Holdings Ltd.	787,500	289,228
	China Education Group Holdings Ltd.	3,115,116	1,944,135
	China Electronics Huada Technology Co. Ltd.	2,472,000	441,986
	China Electronics Optics Valley Union Holding Co. Ltd.	7,440,000	247,916
	China Everbright Environment Group Ltd.	10,195,000	4,936,934
	China Everbright Ltd.	2,808,000	1,826,804
Ω	China Feihe Ltd.	10,611,000	8,008,585

		Shares	Value»
CHINA — (Continued)
*	China Financial Services Holdings Ltd.	126,200	$35,762
	China Foods Ltd.	3,116,000	1,001,065
	China Gas Holdings Ltd.	7,672,800	6,589,046
#*	China Glass Holdings Ltd.	2,950,000	217,816
#*	China Gold International Resources Corp. Ltd. (2099 HK)	748,900	3,495,454
*	China Greenland Broad Greenstate Group Co. Ltd.	3,236,000	10,310
	China Hanking Holdings Ltd.	1,859,000	208,530
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	239,675
#*	China High Speed Transmission Equipment Group Co. Ltd.	1,089,000	152,941
#††	China Huiyuan Juice Group Ltd.	3,902,101	175,979
	China International Marine Containers Group Co. Ltd., Class H	3,256,180	2,563,955
	China Jinmao Holdings Group Ltd.	17,330,757	2,690,455
*	China Kepei Education Group Ltd.	420,000	69,144
	China Leadshine Technology Co. Ltd., Class A	55,700	193,180
	China Lesso Group Holdings Ltd.	3,422,000	1,704,610
	China Lilang Ltd.	1,171,000	578,623
*Ω	China Literature Ltd.	1,077,000	3,888,586
*	China Longevity Group Co. Ltd.	1,076,350	35,582
	China Medical System Holdings Ltd.	4,203,500	4,204,553
#	China Meidong Auto Holdings Ltd.	1,382,000	398,981
	China Mengniu Dairy Co. Ltd.	3,305,000	7,401,412

1010

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Merchants Land Ltd.	1,508,000	$58,400
	China Merchants Port Holdings Co. Ltd.	4,474,107	7,357,738
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	6,907,000	724,532
	China National Building Material Co. Ltd., Class H	13,626,000	5,797,059
Ω	China New Higher Education Group Ltd.	1,994,000	458,549
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	175,400	123,996
	China Nonferrous Mining Corp. Ltd.	3,900,000	2,765,346
*	China Oil & Gas Group Ltd.	11,518,000	300,544
	China Oriental Group Co. Ltd.	2,742,000	437,512
	China Overseas Grand Oceans Group Ltd.	5,540,434	1,459,582
	China Overseas Property Holdings Ltd.	4,650,000	3,575,142
	China Power International Development Ltd.	15,918,333	6,833,754
*††	China Properties Investment Holdings Ltd.	2,045,000	0
*	China Qinfa Group Ltd.	650,000	132,343
Ω	China Railway Signal & Communication Corp. Ltd., Class H	742,000	305,843
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	215,571
*	China Rare Earth Holdings Ltd.	5,364,799	288,459

		Shares	Value»
CHINA — (Continued)
	China Reinsurance Group Corp., Class H	18,220,000	$2,170,357
*	China Resource & Environment Co. Ltd., Class A	319,400	307,317
	China Resources Building Materials Technology Holdings Ltd.	6,254,000	1,617,395
	China Resources Medical Holdings Co. Ltd.	2,609,500	1,301,613
Ω	China Resources Mixc Lifestyle Services Ltd.	944,800	3,897,695
Ω	China Resources Pharmaceutical Group Ltd.	5,501,500	3,891,354
#	China Risun Group Ltd.	4,025,000	1,697,221
#*	China Ruyi Holdings Ltd.	21,280,000	5,225,276
*	China Sanjiang Fine Chemicals Co. Ltd.	1,803,000	407,770
Ω	China Shengmu Organic Milk Ltd.	7,876,000	179,767
	China Shineway Pharmaceutical Group Ltd.	936,200	1,109,667
*	China Silver Group Ltd.	1,048,000	42,320
	China State Construction Development Holdings Ltd.	842,000	216,919
	China State Construction International Holdings Ltd.	3,122,000	4,582,299
*	China Sunshine Paper Holdings Co. Ltd.	1,828,000	468,191
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,849,771
	China Taiping Insurance Holdings Co. Ltd.	4,573,400	7,877,447

1011

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	189,192	$181,740
*††	China Tianrui Group Cement Co. Ltd.	256,000	593
#	China Tobacco International HK Co. Ltd.	643,000	2,081,300
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	9,736,000	2,980,759
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,244,500
*	China Union Holdings Ltd., Class A	91,930	60,513
*††	China Vered Financial Holding Corp. Ltd.	24,470,000	173,765
	China Water Affairs Group Ltd.	3,782,000	2,304,679
	China West Construction Group Co. Ltd., Class A	173,000	180,402
	China XLX Fertiliser Ltd.	1,888,000	989,566
	China Yongda Automobiles Services Holdings Ltd.	2,493,500	514,406
*Ω	China Youran Dairy Group Ltd.	1,955,000	334,964
*Ω	China Yuhua Education Corp. Ltd.	4,316,000	227,116
††	China Zhongwang Holdings Ltd.	8,794,400	356,342
#	Chinasoft International Ltd.	9,242,000	6,759,518
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	172,770
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	233,651
	Chongqing Port Co. Ltd., Class A	47,800	29,721
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	195,370

		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	6,021,000	$3,265,393
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	265,101
	CIG Shanghai Co. Ltd., Class A	55,300	287,328
	CIMC Enric Holdings Ltd.	2,856,000	2,410,299
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	163,227
	CITIC Resources Holdings Ltd.	8,460,600	456,479
	City Development Environment Co. Ltd., Class A	161,100	305,240
*	Citychamp Watch & Jewellery Group Ltd.	6,846,000	828,096
*Ω	Cloud Music, Inc.	116,850	1,870,001
#*	ClouDr Group Ltd.	810,100	134,467
#*	CMGE Technology Group Ltd.	3,540,000	357,307
*	CNFinance Holdings Ltd., ADR	46,226	49,462
#*	COFCO Joycome Foods Ltd.	8,669,000	1,715,355
	Cofoe Medical Technology Co. Ltd., Class A	38,920	207,191
*	Comba Telecom Systems Holdings Ltd.	4,858,001	694,803
	Concord New Energy Group Ltd.	25,104,964	1,713,022
	Consun Pharmaceutical Group Ltd.	2,208,000	2,353,090
	Contec Medical Systems Co. Ltd., Class A	9,300	20,904
	Continental Aerospace Technologies Holding Ltd.	15,155,722	255,950
	COSCO SHIPPING Development Co. Ltd., Class H	11,163,000	1,492,664
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	248,000	237,356

1012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	$1,861,284
	COSCO SHIPPING Ports Ltd.	3,886,478	2,222,501
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	142,584
	Cosonic Intelligent Technologies Co. Ltd., Class A	21,400	48,449
*	CPMC Holdings Ltd.	2,382,000	2,078,574
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	289,542
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	296,542
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	743,936
	CTS International Logistics Corp. Ltd., Class A	305,720	266,119
*	CWT International Ltd.	18,830,000	201,876
	Cybrid Technologies, Inc., Class A	24,200	42,876
	Daan Gene Co. Ltd., Class A	294,060	255,565
#*	Dada Nexus Ltd., ADR	43,480	72,612
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	441,200	304,398
#	Dalipal Holdings Ltd.	1,198,000	617,482
	Dashang Co. Ltd., Class A	55,740	142,271
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,744,735
*	Datang Telecom Technology Co. Ltd., Class A	250,500	569,256
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	412,256
*	DBAPP Security Ltd., Class A	5,711	39,186
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	340,525

		Shares	Value»
CHINA — (Continued)
*	Dezhan Healthcare Co. Ltd., Class A	421,300	$178,337
	Dian Diagnostics Group Co. Ltd., Class A	135,159	241,752
#	Digital China Holdings Ltd.	1,734,500	620,454
	Dirui Industrial Co. Ltd., Class A	20,300	45,538
#	Dongfang Electric Corp. Ltd., Class H	737,800	968,301
*	Dongfeng Motor Group Co. Ltd., Class H	6,766,000	2,086,112
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	231,400
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	23,892	144,070
	Donghua Testing Technology Co. Ltd., Class A	3,300	15,072
	Dongyue Group Ltd.	4,984,000	4,062,212
#*	DouYu International Holdings Ltd., ADR	47,168	510,355
	Dynagreen Environmental Protection Group Co. Ltd., Class H	898,000	369,553
	Eaglerise Electric & Electronic China Co. Ltd., Class A	74,400	177,216
#*Ω	East Buy Holding Ltd.	478,000	912,564
	Eastcompeace Technology Co. Ltd., Class A	96,200	154,840
	E-Commodities Holdings Ltd.	3,824,000	703,395
	Edan Instruments, Inc., Class A	141,500	206,860
	Edvantage Group Holdings Ltd.	873,516	265,295
#	EEKA Fashion Holdings Ltd.	698,500	754,591
*	Efort Intelligent Equipment Co. Ltd., Class A	19,973	26,877
*	Elion Energy Co. Ltd., Class A	780,761	41,695

1013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	EmbedWay Technologies Shanghai Corp., Class A	63,000	$249,079
	ENN Energy Holdings Ltd.	114,800	808,799
	Era Co. Ltd., Class A.	306,500	194,112
#	Essex Bio-technology Ltd.	720,000	248,269
	EVA Precision Industrial Holdings Ltd.	2,956,435	258,180
	Ever Sunshine Services Group Ltd.	1,294,000	417,875
*	EverChina International Holdings Co. Ltd.	6,965,000	99,631
#*Ω	Everest Medicines Ltd.	494,000	2,000,646
	Excellence Commercial Property & Facilities Management Group Ltd.	59,000	10,704
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	157,433
*	Fanhua, Inc., Sponsored ADR	150,249	181,050
	Far East Horizon Ltd.	5,369,000	3,765,219
	Far East Smarter Energy Co. Ltd., Class A	20,300	15,063
	FAWER Automotive Parts Co. Ltd., Class A	361,400	268,868
	Feilong Auto Components Co. Ltd., Class A	105,300	157,828
	Fengzhushou Co. Ltd., Class A	15,600	62,224
	Ferrotec Anhui Technology Development Co. Ltd., Class A	60,900	574,342
#*	FIH Mobile Ltd.	9,444,000	1,088,259
	FinVolution Group, ADR	308,854	1,871,655
	First Tractor Co. Ltd., Class H	1,125,176	1,006,019

		Shares	Value»
CHINA — (Continued)
#	Flat Glass Group Co. Ltd., Class H	689,000	$1,404,092
	Focus Lightings Tech Co. Ltd., Class A	124,800	210,085
*	Focused Photonics Hangzhou, Inc., Class A	72,100	178,864
	Focuslight Technologies, Inc., Class A	14,686	163,930
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	176,047
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	74,046
*	Foshan Yowant Technology Co. Ltd., Class A	40,200	33,080
	Fosun International Ltd.	5,664,500	3,215,961
#	Fu Shou Yuan International Group Ltd.	4,348,000	2,208,171
	Fufeng Group Ltd.	6,291,600	3,554,317
*††	Fuguiniao Co. Ltd., Class H	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	193,266
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	108,728
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	97,615
*	Fulin Precision Co. Ltd., Class A	246,100	444,558
*	Fullshare Holdings Ltd.	298,000	22,312
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	236,034
	Gansu Shangfeng Cement Co. Ltd., Class A	211,261	262,675
	Gansu Yasheng Industrial Group Co. Ltd., Class A	177,200	71,283
	Gaush Meditech Ltd.	7,000	9,822

1014

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	GDS Holdings Ltd. (9698 HK), Class A	3,041,800	$8,203,514
#	Gemdale Properties & Investment Corp. Ltd.	17,792,000	653,350
Ω	Genertec Universal Medical Group Co. Ltd.	2,501,000	1,567,128
*	Genimous Technology Co. Ltd., Class A	234,600	383,492
	Getein Biotech, Inc., Class A	128,496	153,226
Ω	Giant Biogene Holding Co. Ltd.	966,800	6,557,167
	Giantec Semiconductor Corp., Class A	30,484	258,728
#*	Global New Material International Holdings Ltd.	845,000	398,779
*	Glorious Property Holdings Ltd.	11,042,501	24,024
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	355,689
	Goldenmax International Group Ltd., Class A	183,600	216,973
	Goldwind Science & Technology Co. Ltd., Class H	2,136,000	1,814,439
*	Goodbaby International Holdings Ltd.	582,000	63,589
	Grand Pharmaceutical Group Ltd., Class L	3,333,000	1,953,456
*	Greatoo Intelligent Equipment, Inc., Class A	379,400	194,836
	Greatview Aseptic Packaging Co. Ltd.	2,771,000	860,169
	Greentown China Holdings Ltd.	3,298,648	4,369,302
Ω	Greentown Management Holdings Co. Ltd.	1,519,000	680,356

		Shares	Value»
CHINA — (Continued)
	Greentown Service Group Co. Ltd.	4,448,000	$2,337,257
	GRG Metrology & Test Group Co. Ltd., Class A	108,500	265,148
	Grinm Advanced Materials Co. Ltd., Class A	170,600	275,047
	Guangdong Advertising Group Co. Ltd., Class A	232,900	216,737
	Guangdong DFP New Material Group Co. Ltd.	262,400	131,836
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	466,014
	Guangdong Dongpeng Holdings Co. Ltd., Class A	217,400	187,816
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	250,968
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	267,596
	Guangdong Goworld Co. Ltd., Class A	8,300	11,664
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	88,595
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	103,684
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	183,924
	Guangdong Huate Gas Co. Ltd., Class A	19,861	147,774
	Guangdong Hybribio Biotech Co. Ltd., Class A	100,656	85,282
	Guangdong Investment Ltd.	8,580,000	5,461,834

1015

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	12,496	$23,738
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	23,600	68,283
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	169,205
	Guangdong Sirio Pharma Co. Ltd., Class A	24,570	90,279
	Guangdong South New Media Co. Ltd., Class A	56,100	312,992
	Guangdong Tapai Group Co. Ltd., Class A	198,600	219,486
	Guangdong Topstar Technology Co. Ltd., Class A	64,800	118,696
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	178,778
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	253,450
*	Guanghui Logistics Co. Ltd., Class A	226,100	261,749
	Guangshen Railway Co. Ltd., Class H	4,082,000	1,133,639
	Guangxi LiuYao Group Co. Ltd., Class A	78,280	199,030
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	244,309
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	534,000	1,258,190
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	107,472
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	181,524

		Shares	Value»
CHINA — (Continued)
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	$173,918
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	154,841
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	205,684
	Guilin Layn Natural Ingredients Corp., Class A	130,630	149,824
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	95,800	199,729
	Guizhou Gas Group Corp. Ltd., Class A	140,928	142,347
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	150,852
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	103,484
	Guizhou Tyre Co. Ltd., Class A	306,100	212,982
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	235,905
	Guizhou Zhenhua E-chem, Inc., Class A	28,314	46,904
*	Guoguang Electric Co. Ltd., Class A	108,600	202,244
#	Guolian Securities Co. Ltd., Class H	1,059,500	587,995
	Guomai Technologies, Inc., Class A	172,600	202,940
#	Gushengtang Holdings Ltd.	477,200	2,242,499
#*Ω	Haichang Ocean Park Holdings Ltd.	9,678,000	895,135
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	50,786
*	Haima Automobile Co. Ltd., Class A	272,500	203,131
	Hainan Drinda New Energy Technology Co. Ltd., Class A	5,000	56,208

1016

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	$166,022
*	Hainan Meilan International Airport Co. Ltd., Class H	640,000	766,458
	Haitian International Holdings Ltd.	2,453,000	6,784,950
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,330,000	376,790
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	308,801
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	236,448
	Hangzhou Dptech Technologies Co. Ltd., Class A	124,750	405,298
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	167,069
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	162,285
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	101,500	174,542
	Hangzhou Onechance Tech Corp., Class A	55,570	162,594
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	102,800	132,878
	Hangzhou Shunwang Technology Co. Ltd., Class A	171,700	355,963
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	241,959
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	374,000	1,688,608
*Ω	Harbin Bank Co. Ltd., Class H	1,169,000	54,759

		Shares	Value»
CHINA — (Continued)
	Harbin Electric Co. Ltd., Class H	2,013,413	$665,727
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	135,562
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	21,857
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	284,946
	HBIS Resources Co. Ltd., Class A	82,100	169,302
*Ω	HBM Holdings Ltd.	1,203,000	187,277
	Health & Happiness H&H International Holdings Ltd.	703,000	923,139
*	Healthcare Co. Ltd., Class A	16,300	14,545
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	214,422
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	220,324
#	Helens International Holdings Co. Ltd.	301,500	88,776
	Hello Group, Inc., Sponsored ADR	417,909	2,954,617
	Henan Liliang Diamond Co. Ltd., Class A	53,900	216,088
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	231,917
*	Henan Yicheng New Energy Co. Ltd., Class A	439,000	355,311
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	247,364
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	123,486
	Hengan International Group Co. Ltd.	1,730,000	5,108,445
	Hengbao Co. Ltd., Class A	21,900	22,313

1017

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hengdeli Holdings Ltd.	6,159,024	$103,786
#*	Hesai Group, ADR	38,736	174,312
	HG Technologies Co. Ltd., Class A	16,250	42,309
*	Hi Sun Technology China Ltd.	5,187,000	280,130
#	Hisense Home Appliances Group Co. Ltd., Class H	1,365,000	4,324,711
	Hitevision Co. Ltd., Class A	39,400	132,989
	HMT Xiamen New Technical Materials Co. Ltd., Class A	55,500	211,585
*	HNA Technology Co. Ltd., Class A	393,400	155,399
	Hongli Zhihui Group Co. Ltd., Class A	79,400	85,235
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	112,929
#*	Hopson Development Holdings Ltd.	4,531,026	2,029,407
*	Horizon Construction Development Ltd.	1,260,591	253,730
	Hoyuan Green Energy Co. Ltd., Class A	76,107	254,678
Ω	Hua Hong Semiconductor Ltd.	1,993,000	5,574,214
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	79,893
	Huadian Heavy Industries Co. Ltd., Class A	189,000	158,920
	Huadian Power International Corp. Ltd., Class H	1,350,000	670,764
*	Huafu Fashion Co. Ltd., Class A	362,752	199,639
	Huakai Yibai Technology Co. Ltd., Class A	23,900	40,548
	Huangshan Novel Co. Ltd., Class A	101,840	147,687

		Shares	Value»
CHINA — (Continued)
	Huangshan Tourism Development Co. Ltd., Class A	89,300	$141,951
#*	Huanxi Media Group Ltd.	1,820,000	137,729
	Huapont Life Sciences Co. Ltd., Class A	185,400	120,071
	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	693,881
	Huazhong In-Vehicle Holdings Co. Ltd.	424,000	14,459
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	129,900	65,431
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	175,844
	Hubei Huitian New Materials Co. Ltd., Class A	18,600	24,042
	Hubei Zhenhua Chemical Co. Ltd., Class A	98,700	180,004
*Ω	Huitongda Network Co. Ltd., Class H	22,200	57,009
*	Huizhou CEE Technology, Inc., Class A	18,600	23,237
	Hunan Aihua Group Co. Ltd., Class A	94,287	192,439
	Hunan Corun New Energy Co. Ltd., Class A	142,100	85,667
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	209,906
*	Hunan Kaimeite Gases Co. Ltd., Class A	21,400	22,444
*	Hunan Silver Co. Ltd., Class A	372,800	187,730
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	488,075
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	308,048
	HUYA, Inc., ADR	141,059	488,064
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,190,400	2,691,910

1018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hymson Laser Technology Group Co. Ltd., Class A	45,909	$243,461
*	Hytera Communications Corp. Ltd., Class A	445,900	1,777,484
*	HyUnion Holding Co. Ltd., Class A	272,100	252,382
*	IAT Automobile Technology Co. Ltd., Class A	63,300	104,588
#*Ω	iDreamSky Technology Holdings Ltd.	283,600	75,640
*Ω	IMAX China Holding, Inc.	278,100	294,695
*	Infotmic Co. Ltd., Class A	31,200	31,514
*Ω	Ingdan, Inc.	1,374,000	261,265
	Inkeverse Group Ltd.	997,000	128,167
*	INKON Life Technology Co. Ltd., Class A	109,700	157,849
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	226,049
*Ω	InnoCare Pharma Ltd.	801,000	681,410
	Innuovo Technology Co. Ltd., Class A	266,900	280,580
	Insigma Technology Co. Ltd., Class A	171,400	171,722
	Inspur Digital Enterprise Technology Ltd.	1,410,000	589,467
	Intron Technology Holdings Ltd.	269,000	41,468
#*	iQIYI, Inc., ADR	1,230,633	3,211,952
	IReader Technology Co. Ltd., Class A	87,800	242,417
	Jack Technology Co. Ltd., Class A	5,700	23,362
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	307,800	72,697
	Jade Bird Fire Co. Ltd., Class A	137,800	203,775
	Jangho Group Co. Ltd., Class A	203,600	163,546
	Jenkem Technology Co. Ltd., Class A	6,841	54,259

		Shares	Value»
CHINA — (Continued)
*	JH Educational Technology, Inc.	704,000	$87,701
	Jiajiayue Group Co. Ltd., Class A	136,899	212,362
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	237,957
	Jianglong Shipbuilding Co. Ltd., Class A	12,300	23,504
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	179,978
	Jiangsu Azure Corp., Class A	100,800	131,534
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	202,221
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	83,994
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	41,200	79,833
	Jiangsu Cnano Technology Co. Ltd., Class A	65,993	274,260
*	Jiangsu Dagang Co. Ltd., Class A	88,600	186,561
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	185,300	242,619
	Jiangsu Etern Co. Ltd., Class A	242,600	180,210
	Jiangsu General Science Technology Co. Ltd., Class A	298,800	213,132
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	215,684
	Jiangsu Guomao Reducer Co. Ltd., Class A	107,100	149,510
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	11,100	106,735

1019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	$199,163
	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	136,947
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	191,323
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	159,412
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	111,340	224,157
	Jiangsu Leili Motor Co. Ltd., Class A	57,100	231,123
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	115,029
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	164,294
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	208,959
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	90,373	198,703
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	32,506
*	Jiangsu Sopo Chemical Co., Class A	200,801	199,185
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	238,383	169,308
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	155,807
	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	141,557

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	277,000	$165,128
	Jiangxi Bank Co. Ltd., Class H	325,000	30,863
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	114,237
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	153,699
	Jiangxi Ganneng Co. Ltd., Class A	161,100	201,129
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	219,079
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	62,300	65,520
	Jiangxi Wannianqing Cement Co. Ltd., Class A	103,530	79,260
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	225,253
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	21,100	36,905
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	127,257
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	140,597
	Jianmin Pharmaceutical Group Co. Ltd., Class A	26,000	156,840
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	312,572
*	Jilin Chemical Fibre, Class A	532,702	296,869
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	17,181

1020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jilin OLED Material Tech Co. Ltd., Class A	14,882	$48,205
	Jinchuan Group International Resources Co. Ltd.	7,638,000	550,859
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	158,150
	Jinhong Gas Co. Ltd., Class A	61,973	165,989
	Jinhui Liquor Co. Ltd., Class A	53,400	153,914
*	Jinke Smart Services Group Co. Ltd., Class H	294,100	286,129
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,765,066
	Jinlei Technology Co. Ltd., Class A	77,900	273,018
	Jinlongyu Group Co. Ltd., Class A	77,600	187,140
	Jinmao Property Services Co. Ltd.	122,779	45,468
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	201,471
	Jinneng Science&Technology Co. Ltd., Class A	214,500	177,623
#Ω	Jinxin Fertility Group Ltd.	6,403,500	2,840,622
	Jinyu Bio-Technology Co. Ltd., Class A	212,400	202,280
	Jinzai Food Group Co. Ltd., Class A	76,700	132,416
#Ω	Jiumaojiu International Holdings Ltd.	2,474,000	1,068,265
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	217,286
	JNBY Design Ltd.	642,000	1,228,623
Ω	Joinn Laboratories China Co. Ltd., Class H	93,400	105,867
	Jointo Energy Investment Co. Ltd. Hebei, Class A	143,196	105,491

		Shares	Value»
CHINA — (Continued)
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	$231,741
	Jones Tech PLC, Class A	18,460	57,019
	Joy City Property Ltd.	13,112,000	404,411
	Joyoung Co. Ltd., Class A	158,340	224,399
	JS Corrugating Machinery Co. Ltd., Class A	95,000	218,227
#Ω	JS Global Lifestyle Co. Ltd.	3,805,000	766,087
	JSTI Group, Class A	9,788	19,420
*	Ju Teng International Holdings Ltd.	3,110,000	386,476
	Juewei Food Co. Ltd., Class A	117,600	300,897
*	Jutal Offshore Oil Services Ltd.	38,000	3,333
	Jutze Intelligent Technology Co. Ltd., Class A	9,900	24,527
*Ω	JW Cayman Therapeutics Co. Ltd.	359,000	62,538
*	JY Grandmark Holdings Ltd.	431,000	21,081
	Kaishan Group Co. Ltd., Class A	138,400	185,748
*Ω	Kangda International Environmental Co. Ltd.	467,000	18,200
	Kangji Medical Holdings Ltd.	1,000,000	745,143
*	Kasen International Holdings Ltd.	512,000	19,819
	KEDE Numerical Control Co. Ltd., Class A	17,967	186,332
	Keli Motor Group Co. Ltd., Class A	101,500	184,547
	Keli Sensing Technology Ningbo Co. Ltd., Class A	50,300	237,014
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	213,200
	Kidswant Children Products Co. Ltd., Class A	206,800	324,828

1021

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kinetic Development Group Ltd.	4,570,000	$891,629
	Kingboard Holdings Ltd.	2,266,421	5,488,051
	Kingboard Laminates Holdings Ltd.	3,720,000	3,232,593
*	Kingsoft Cloud Holdings Ltd.	3,824,000	733,431
	Kingsoft Corp. Ltd.	2,467,600	8,503,956
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	110,540
	Kuangda Technology Group Co. Ltd., Class A	287,400	223,821
	Kunshan Dongwei Technology Co. Ltd., Class A	54,932	215,686
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	82,220	303,726
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	21,600	49,944
*	KWG Group Holdings Ltd. (1813 HK)	988,950	64,680
*	KWG Living Group Holdings Ltd.	1,104,225	58,249
*	Kyland Technology Co. Ltd., Class A	104,600	186,009
	Lancy Co. Ltd., Class A	104,200	259,485
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	225,600	179,363
	Launch Tech Co. Ltd., Class H	255,500	182,833
	Lee & Man Chemical Co. Ltd.	574,785	275,909
	Lee & Man Paper Manufacturing Ltd.	3,974,000	1,226,029
	Lee’s Pharmaceutical Holdings Ltd.	348,500	53,892
*Ω	Legend Holdings Corp., Class H	1,737,500	1,704,723
	Leoch International Technology Ltd.	97,000	19,045
*Ω	Lepu Biopharma Co. Ltd., Class H	544,000	210,157

		Shares	Value»
CHINA — (Continued)
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	$188,773
	LexinFintech Holdings Ltd., ADR	157,611	500,415
	Li Ning Co. Ltd.	6,008,001	12,258,768
	Lianhe Chemical Technology Co. Ltd., Class A	121,800	102,040
	Liaoning Port Co. Ltd., Class H	650,000	60,799
*	Lier Chemical Co. Ltd., Class A	168,180	194,992
#*	Lifetech Scientific Corp.	11,104,000	2,385,341
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	159,576
	Linewell Software Co. Ltd., Class A	46,700	72,524
	Lingbao Gold Group Co. Ltd., Class H	702,000	316,732
#Ω	Linklogis, Inc., Class B	2,308,500	499,589
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	128,150
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,161,576
#	LK Technology Holdings Ltd.	1,581,500	609,124
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	213,320
	Lonking Holdings Ltd.	5,962,000	1,147,766
	Lontium Semiconductor Corp., Class A	16,589	136,780
*	Lotus Holdings Co. Ltd.	335,800	228,066
	Lucky Harvest Co. Ltd., Class A	26,300	104,480
	Luoniushan Co. Ltd., Class A	204,728	176,947
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	244,300	158,020

1022

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	$240,644
	Lushang Freda Pharmaceutical Co. Ltd., Class A	205,700	198,080
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	289,800
	Luyang Energy-Saving Materials Co. Ltd.	94,900	158,270
*Ω	Luye Pharma Group Ltd.	6,389,500	2,294,997
*	Maanshan Iron & Steel Co. Ltd., Class H	3,930,048	621,656
	Maccura Biotechnology Co. Ltd., Class A	118,561	234,059
	Malion New Materials Co. Ltd., Class A	18,500	21,164
#*Ω	Maoyan Entertainment	1,072,200	1,073,933
	Marssenger Kitchenware Co. Ltd., Class A	21,600	41,937
	Maxvision Technology Corp., Class A	39,800	125,317
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	113,700	163,168
Ω	Medlive Technology Co. Ltd.	326,500	355,415
	MeiG Smart Technology Co. Ltd., Class A	44,800	163,052
#Ω	Meitu, Inc.	6,089,000	2,069,017
	Mesnac Co. Ltd., Class A	196,900	217,248
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	403,927
*Ω	Microport Cardioflow Medtech Corp.	674,000	62,495
	MicroPort NeuroScientific Corp.	227,152	274,379
*	Microport Scientific Corp.	238,200	197,293
Ω	Midea Real Estate Holding Ltd.	763,600	327,104

		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	$232,107
	Min Xin Holdings Ltd.	82,000	20,185
	Ming Yuan Cloud Group Holdings Ltd.	2,737,000	949,896
*	Mingfa Group International Co. Ltd.	3,979,000	71,546
#	MINISO Group Holding Ltd.	618,000	3,097,011
*	Minmetals Development Co. Ltd., Class A	196,200	209,775
*	Minmetals Land Ltd.	3,460,000	186,188
*	Minth Group Ltd.	2,229,000	4,073,409
*	MMG Ltd.	13,722,598	4,830,123
*Ω	Mobvista, Inc.	968,000	249,863
*	MOG Digitech Holdings Ltd.	1,114,000	178,194
	Monalisa Group Co. Ltd., Class A	93,400	116,736
	Moon Environment Technology Co. Ltd., Class A	141,600	212,905
	Morimatsu International Holdings Co. Ltd.	612,000	364,134
*	Mubang High-Tech Co. Ltd., Class A	56,300	184,247
	MYS Group Co. Ltd., Class A	131,600	60,668
*	Nanfang Zhongjin Environment Co. Ltd., Class A	318,400	150,630
	Nanhua Futures Co. Ltd., Class A	44,400	78,901
	NanJi E-Commerce Co. Ltd., Class A	452,100	205,840
	Nanjing Cosmos Chemical Co. Ltd., Class A	28,000	103,700
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	297,348
	Nanjing Pharmaceutical Co. Ltd., Class A	244,800	169,393

1023

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Nanjing Sample Technology Co. Ltd., Class H	59,000	$2,906
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	245,497
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	155,321
#*	Nayuki Holdings Ltd.	73,500	13,860
	NetDragon Websoft Holdings Ltd.	841,000	1,095,628
*††Ω	New Horizon Health Ltd.	269,500	367,810
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	199,940
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	43,599
*	Newborn Town, Inc.	1,178,000	572,511
	Nexteer Automotive Group Ltd.	2,611,000	952,872
*	Nine Dragons Paper Holdings Ltd.	5,146,000	2,241,137
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	103,273
	Ningbo Jintian Copper Group Co. Ltd., Class A	290,000	231,982
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	122,742
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	50,200	121,980
	Ningbo Xusheng Group Co. Ltd., Class A	118,500	216,495
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	259,140
	Ningbo Yunsheng Co. Ltd., Class A	214,400	210,080
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	172,570

		Shares	Value»
CHINA — (Continued)
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	83,800	$159,728
*	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	184,338
#*	Niu Technologies, Sponsored ADR	20,711	47,635
	NKY Medical Holdings Ltd., Class A	84,300	148,908
	Noah Holdings Ltd., Sponsored ADR	52,192	643,005
	North Chemical Industries Co. Ltd., Class A	34,400	55,768
	North China Pharmaceutical Co. Ltd., Class A	138,000	110,906
	North Electro-Optic Co. Ltd., Class A	27,600	44,689
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	277,593
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	154,230
	Northking Information Technology Co. Ltd., Class A	141,752	309,489
	Novoray Corp., Class A	38,521	278,760
*	NSFOCUS Technologies Group Co. Ltd., Class A	91,112	119,722
*	Nuode New Materials Co. Ltd., Class A	306,700	172,557
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	152,680	119,420
#*Ω	Ocumension Therapeutics	394,000	284,687
#	Onewo, Inc., Class H	527,800	1,557,532
	OPT Machine Vision Tech Co. Ltd., Class A	17,772	154,077

1024

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Orient International Enterprise Ltd., Class A	147,700	$147,912
	Pacific Online Ltd.	539,365	22,514
*Ω	Peijia Medical Ltd.	888,000	443,485
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	51,077
*	Pengxin International Mining Co. Ltd., Class A	328,300	149,709
	Perennial Energy Holdings Ltd.	1,170,000	167,379
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	236,083
#Ω	Pharmaron Beijing Co. Ltd., Class H	767,100	1,483,904
*	Phenix Optical Co. Ltd., Class A	17,700	65,500
	PhiChem Corp., Class A	130,926	288,414
#*Ω	Ping An Healthcare & Technology Co. Ltd.	1,755,200	2,602,375
	PNC Process Systems Co. Ltd., Class A	59,680	218,962
	Poly Property Group Co. Ltd.	6,553,500	1,414,173
	Poly Property Services Co. Ltd., Class H	394,400	1,637,877
	Pony Testing International Group Co. Ltd., Class A	60,270	67,322
Ω	Pop Mart International Group Ltd.	979,800	8,858,261
	Porton Pharma Solutions Ltd., Class A	106,500	277,653
	Pou Sheng International Holdings Ltd.	5,331,806	396,125
*	Powerwin Tech Group Ltd.	88,000	29,047
	Prinx Chengshan Holdings Ltd.	158,500	168,465
#*	Productive Technologies Co. Ltd.	1,938,000	47,927

		Shares	Value»
CHINA — (Continued)
	PW Medtech Group Ltd.	1,413,000	$194,159
*	Q Technology Group Co. Ltd.	1,418,000	927,309
	Qifu Technology, Inc., ADR	334,117	10,962,379
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	248,416
	Qingdao Citymedia Co. Ltd., Class A	32,400	32,486
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	285,592
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	281,989
	Qingdao Gaoce Technology Co. Ltd., Class A	102,455	197,900
	Qingdao Gon Technology Co. Ltd., Class A	68,700	220,801
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	88,314	142,569
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	34,500	427,115
	Qingdao NovelBeam Technology Co. Ltd., Class A	5,724	30,615
Ω	Qingdao Port International Co. Ltd., Class H	716,000	501,655
	Qingdao Topscomm Communication, Inc., Class A	132,500	123,798
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	113,984
	Qinhuangdao Port Co. Ltd., Class H	2,041,500	527,359
*	Qudian, Inc., Sponsored ADR	290,213	679,098

1025

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	$144,973
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	147,241
*	Radiance Holdings Group Co. Ltd.	90,000	35,057
	Rainbow Digital Commercial Co. Ltd., Class A	267,050	190,689
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	163,945
	Realcan Pharmaceutical Group Co. Ltd., Class A	146,400	63,808
*Ω	Red Star Macalline Group Corp. Ltd., Class H	1,414,120	299,697
#*Ω	Redco Properties Group Ltd.	5,362,000	303,479
	Renhe Pharmacy Co. Ltd., Class A	369,200	299,233
	Rianlon Corp., Class A	50,450	195,181
	Richinfo Technology Co. Ltd., Class A	73,600	230,275
*	RongFa Nuclear Equipment Co. Ltd., Class A	416,700	297,694
	Ruida Futures Co. Ltd., Class A	68,700	154,620
	Runjian Co. Ltd., Class A	56,000	233,659
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	105,220
	Sanquan Food Co. Ltd., Class A	91,600	140,600
*	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	283,030
#	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	2,759,946
#*	Seazen Group Ltd.	7,786,571	2,351,854
	S-Enjoy Service Group Co. Ltd.	605,000	280,099
*	Shaanxi Construction Machinery Co. Ltd., Class A	90,300	47,857

		Shares	Value»
CHINA — (Continued)
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	$169,445
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	202,182
*	Shandong Chenming Paper Holdings Ltd., Class H	1,058,250	227,426
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	187,099
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	215,844
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	234,400	279,611
	Shandong Haihua Co. Ltd., Class A	134,000	106,304
	Shandong Head Group Co. Ltd., Class A	79,160	155,546
*	Shandong Hi-Speed New Energy Group Ltd.	895,371	174,442
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	330,046
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	90,610
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	128,207
	Shandong Jinjing Science & Technology Co. Ltd., Class A	273,400	236,905
	Shandong Lukang Pharma, Class A	169,300	198,306
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,658,000	4,765,438
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	174,569
	Shandong Xiantan Co. Ltd., Class A	148,800	125,641

1026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	$441,802
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	116,400	147,071
	Shanghai Acrel Co. Ltd., Class A	7,000	18,525
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	273,000	312,079
	Shanghai AJ Group Co. Ltd., Class A	395,200	332,643
	Shanghai AtHub Co. Ltd., Class A	100,978	234,149
	Shanghai Baolong Automotive Corp., Class A	45,200	243,612
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	155,692
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	164,417
	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	136,581
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	182,097
	Shanghai Datun Energy Resources Co. Ltd., Class A	71,900	131,309
*	Shanghai Electric Group Co. Ltd., Class H	192,000	61,902
*	Shanghai Feilo Acoustics Co. Ltd., Class A	472,700	282,717
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	99,497
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	808,000	1,720,664
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	749,000	260,940

		Shares	Value»
CHINA — (Continued)
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	43,800	$305,348
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	189,066
	Shanghai Gentech Co. Ltd., Class A	56,430	294,447
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	124,000	480,094
*Ω	Shanghai Henlius Biotech, Inc., Class H	24,000	67,043
	Shanghai Industrial Holdings Ltd.	1,368,000	2,086,553
	Shanghai Industrial Urban Development Group Ltd.	4,177,000	235,965
#	Shanghai INT Medical Instruments Co. Ltd.	98,000	374,268
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	180,933
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	152,367
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	238,137
*	Shanghai Milkground Food Tech Co. Ltd., Class A	98,799	225,621
	Shanghai Pioneer Holding Ltd.	1,461,000	403,299
	Shanghai Pret Composites Co. Ltd., Class A	86,800	102,552
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	205,381
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	135,935

1027

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Runda Medical Technology Co. Ltd., Class A	121,600	$290,152
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	193,675
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	176,900	205,596
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	189,022
	Shanghai Yaoji Technology Co. Ltd., Class A	101,100	379,043
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	325,070
	Shanxi Blue Flame Holding Co. Ltd., Class A	231,100	209,812
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	23,278
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	127,421
	Shengda Resources Co. Ltd., Class A	162,407	337,446
	Shenma Industry Co. Ltd., Class A	201,400	199,241
*	Shenyang Jinbei Automotive Co. Ltd., Class A	217,100	179,661
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	124,539
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	97,493
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	156,614
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	151,464

		Shares	Value»
CHINA — (Continued)
	Shenzhen Click Technology Co. Ltd., Class A	87,200	$149,838
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	180,370
	Shenzhen Comix Group Co. Ltd., Class A	52,100	43,791
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	259,460
	Shenzhen Desay Battery Technology Co., Class A	34,574	122,211
*	Shenzhen Dynanonic Co. Ltd., Class A	33,500	187,342
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,328,935
*	Shenzhen Fenda Technology Co. Ltd., Class A	294,000	210,303
	Shenzhen Forms Syntron Information Co. Ltd., Class A	67,000	217,188
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	175,946
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	227,917
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	94,000	52,673
	Shenzhen Hopewind Electric Co. Ltd., Class A	83,500	215,609
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,800	69,341
	Shenzhen International Holdings Ltd.	4,346,292	3,689,880
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	8,386

1028

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment Ltd.	10,139,720	$1,247,930
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	87,243
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	105,142
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	218,282
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	256,828
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	282,785
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	197,887
	Shenzhen Leaguer Co. Ltd., Class A	291,900	435,164
	Shenzhen Lifotronic Technology Co. Ltd., Class A	82,745	195,596
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	403,436
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	637,300	234,410
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	262,248
	Shenzhen Pagoda Industrial Group Corp. Ltd.	573,500	109,813
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	168,010
	Shenzhen SEG Co. Ltd., Class A	27,300	42,425
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	214,713
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	380,966

		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	$153,890
	Shenzhen Tagen Group Co. Ltd., Class A	363,110	225,617
	Shenzhen Topraysolar Co. Ltd., Class A	43,100	23,060
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	188,235
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	105,858
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	133,897
*	Shenzhen World Union Group, Inc., Class A	115,600	43,023
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	220,000	228,784
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	420,556
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	39,100	185,876
#	Shoucheng Holdings Ltd.	7,395,600	987,106
	Shougang Fushan Resources Group Ltd.	6,073,128	2,196,502
*††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	10,609
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	367,500	372,316
	Shui On Land Ltd.	11,005,143	1,006,411
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	228,746
	Sichuan EM Technology Co. Ltd., Class A	162,300	195,417

1029

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Sichuan Expressway Co. Ltd., Class H	3,296,000	$1,340,460
	Sichuan Haite High-tech Co. Ltd., Class A	151,676	254,604
	Sichuan Hexie Shuangma Co. Ltd., Class A	59,000	153,766
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	227,801
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	239,008
*	Sihuan Pharmaceutical Holdings Group Ltd.	13,078,000	1,225,785
	SIIC Environment Holdings Ltd. (807 HK)	128,000	15,813
*	Silver Grant International Holdings Group Ltd.	5,726,000	78,171
#Ω	Simcere Pharmaceutical Group Ltd.	1,838,000	1,658,433
*	Sinic Holdings Group Co. Ltd.	235,000	0
	Sino Biopharmaceutical Ltd.	5,094,000	2,314,036
	Sino-Agri Leading Biosciences Co. Ltd., Class A	66,500	131,207
	Sinofert Holdings Ltd.	6,383,327	950,902
	Sinomach Automobile Co. Ltd., Class A	178,300	160,873
	Sinomach Precision Industry Group Co. Ltd., Class A	99,800	159,614
	Sinopec Engineering Group Co. Ltd., Class H	4,540,000	3,152,425
	Sinopec Kantons Holdings Ltd.	3,136,000	1,727,218
*	Sinopec Oilfield Equipment Corp., Class A	170,200	136,288

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	6,468,000	$564,263
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,480,000	1,463,127
	Sinopharm Group Co. Ltd., Class H	236,000	587,944
	Sinoseal Holding Co. Ltd., Class A	39,200	200,057
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	288,028
	Sinosteel New Materials Co. Ltd., Class A	124,300	132,994
	Sinotrans Ltd., Class H	7,927,000	3,541,702
	Sinotruk Hong Kong Ltd.	1,934,000	5,220,018
	Skyworth Group Ltd.	3,826,467	1,522,091
#Ω	Smoore International Holdings Ltd.	3,254,000	4,248,259
	Snowsky Salt Industry Group Co. Ltd., Class A	169,712	134,206
*	SOHO China Ltd.	6,313,000	584,110
	Sokan New Materials Group Co. Ltd., Class A	3,400	21,316
*	South Manganese Investment Ltd.	2,312,000	124,299
	So-Young International, Inc., ADR	16,937	15,243
	SSY Group Ltd.	5,589,152	2,713,337
	Stanley Agricultural Group Co. Ltd., Class A	223,700	228,695
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	232,700	209,374
	Sumavision Technologies Co. Ltd., Class A	336,400	283,826
	Sun Art Retail Group Ltd.	4,545,500	1,337,837
*	Sun Create Electronics Co. Ltd., Class A	37,988	159,469
#*	Sun King Technology Group Ltd.	3,734,000	590,504

1030

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suning Universal Co. Ltd., Class A	705,300	$237,313
	Sunny Optical Technology Group Co. Ltd.	1,794,800	11,675,164
	Sunrise Group Co. Ltd., Class A	30,100	23,119
	Sunstone Development Co. Ltd., Class A	94,700	183,819
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	306,736
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	293,804
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	330,891
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	62,400	52,521
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	38,100	58,920
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	166,751
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	193,989
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	386,200	126,574
*	SVG Optronics Co. Ltd., Class A	8,000	27,074
	SY Holdings Group Ltd.	1,368,500	1,210,173
	Symphony Holdings Ltd.	7,140,000	772,074
	SYoung Group Co. Ltd., Class A	44,200	78,729
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	124,400
*	Tangrenshen Group Co. Ltd., Class A	282,127	210,557

		Shares	Value»
CHINA — (Continued)
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	12,300	$20,722
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	231,208
	TCL Electronics Holdings Ltd.	2,874,347	2,040,030
	TDG Holdings Co. Ltd., Class A	233,000	253,813
*††	Tech-Pro, Inc.	43,862,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	111,100	241,934
	Tenfu Cayman Holdings Co. Ltd.	306,000	148,158
	Three Squirrels, Inc., Class A	74,000	266,246
	Three’s Co. Media Group Co. Ltd., Class A	51,807	222,134
	Tian An China Investment Co. Ltd.	1,356,000	696,014
	Tian Lun Gas Holdings Ltd.	495,000	215,806
*††	Tian Shan Development Holding Ltd.	1,844,000	0
	Tiande Chemical Holdings Ltd.	236,000	35,702
	Tiangong International Co. Ltd.	4,302,000	992,842
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	675,612
	Tianjin Development Holdings Ltd.	1,166,000	297,166
	Tianjin Port Development Holdings Ltd.	5,838,800	502,150
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	227,503
	Tianjin Teda Co. Ltd., Class A	244,600	166,376
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	236,749

1031

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Tianneng Power International Ltd.	2,576,048	$2,092,957
#	Tianqi Lithium Corp., Class H	225,800	754,400
	Tianrun Industry Technology Co. Ltd., Class A	168,300	113,760
*	Tianyun International Holdings Ltd.	1,794,000	738,452
	Tibet Huayu Mining Co. Ltd., Class A	108,900	203,135
*	Tibet Water Resources Ltd.	5,330,000	240,769
	Time Interconnect Technology Ltd.	776,000	488,054
	Tingyi Cayman Islands Holding Corp.	3,368,000	4,913,554
	TKD Science & Technology Co. Ltd., Class A	66,200	145,093
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	265,434
	Toly Bread Co. Ltd., Class A	213,868	180,522
	Tomson Group Ltd.	490,255	153,790
	Tong Ren Tang Technologies Co. Ltd., Class H	1,884,000	1,233,779
	Tongcheng Travel Holdings Ltd.	4,024,000	9,104,019
*	Tongdao Liepin Group	62,200	18,235
	Tongyu Heavy Industry Co. Ltd., Class A	890,953	371,161
*	Topsec Technologies Group, Inc., Class A	208,127	230,600
Ω	Topsports International Holdings Ltd.	6,266,000	2,087,814
	Towngas Smart Energy Co. Ltd.	3,178,818	1,308,253
	TravelSky Technology Ltd., Class H	2,841,000	3,981,904
#*	Triumph New Energy Co. Ltd., Class H	724,000	408,636
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	114,568

		Shares	Value»
CHINA — (Continued)
	Truly International Holdings Ltd.	5,095,573	$691,615
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	41,208
*	Tuniu Corp., Sponsored ADR	107,836	119,698
	Unilumin Group Co. Ltd., Class A	261,400	262,427
	Uni-President China Holdings Ltd.	4,377,000	4,096,654
#*	United Energy Group Ltd.	4,170,900	173,826
††	Untrade.Lumena Newmat	363,249	0
*	UTour Group Co. Ltd., Class A	172,400	188,231
	Valiant Co. Ltd., Class A	189,900	284,709
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	98,865	234,188
	Vatti Corp. Ltd., Class A	147,700	163,461
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	354,524
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	100,420
	Vipshop Holdings Ltd., ADR	97,977	1,414,788
*	Visionox Technology, Inc., Class A	249,800	334,870
	Visual China Group Co. Ltd., Class A	130,000	270,258
*Ω	Viva Biotech Holdings	2,796,000	349,881
*	Vnet Group, Inc., ADR	290,060	951,397
	Wangneng Environment Co. Ltd., Class A	107,745	227,424
	Wanguo Gold Group Ltd.	354,000	447,373
	Want Want China Holdings Ltd.	2,117,000	1,317,336
	Warom Technology, Inc. Co., Class A	58,700	169,050
	Wasion Holdings Ltd.	1,858,000	1,405,758

1032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (9898 HK), Class A	36,500	$332,861
	Weibo Corp. (WB US), Sponsored ADR	4,978	45,051
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	144,753
#*Ω	Weimob, Inc.	1,774,000	368,310
*	Wellhope Foods Co. Ltd., Class A	215,480	248,214
*	Wencan Group Co. Ltd., Class A	59,322	195,751
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	235,290
	West China Cement Ltd.	5,844,000	871,227
	Western Metal Materials Co. Ltd., Class A	93,800	223,593
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	370,254
	Windey Energy Technology Group Co. Ltd., Class A	156,850	297,081
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	189,073
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	253,727
	Wuhan Huazhong Numerical Control Co. Ltd., Class A	32,000	126,938
*	Wuhan P&S Information Technology Co. Ltd., Class A	181,200	335,264
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	80,400	240,205
	Wushang Group Co. Ltd., Class A	193,082	226,907
	Wuxi Best Precision Machinery Co. Ltd., Class A	92,800	222,893
*Ω	Wuxi Biologics Cayman, Inc.	5,035,000	10,696,362

		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	97,452	$260,552
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	78,194
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	166,529	213,858
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	180,459
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	162,077
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,134,500	272,960
*	Xiamen Changelight Co. Ltd., Class A	160,200	349,677
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	53,900	138,555
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	113,258
	Xiandai Investment Co. Ltd., Class A	356,794	207,891
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	163,508
	Xilinmen Furniture Co. Ltd., Class A	89,200	253,528
	Xingda International Holdings Ltd.	3,159,456	515,555
	Xingfa Aluminium Holdings Ltd.	481,000	458,024
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,017,679
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	163,029
	Xinjiang Joinworld Co. Ltd., Class A	182,800	189,071

1033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	$131,080
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,728,000	201,954
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	270,730
#*	Xinte Energy Co. Ltd., Class H	1,099,200	1,526,544
*	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	157,014
#	Xinyi Energy Holdings Ltd.	4,540,213	513,665
	Xinyi Solar Holdings Ltd.	15,094,000	7,741,206
	Xinzhi Group Co. Ltd., Class A	71,300	137,649
*	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	151,704
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	118,500	217,715
*	XPeng, Inc., Class A	510,800	2,886,163
	Xtep International Holdings Ltd.	5,055,688	3,749,360
*	Xunlei Ltd., ADR	181,470	368,384
Ω	Yadea Group Holdings Ltd.	3,751,281	6,479,422
*	YaGuang Technology Group Co. Ltd., Class A	171,900	174,770
*	Yangmei Chemical Co. Ltd., Class A	74,400	24,907
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	627,875
	Yantai China Pet Foods Co. Ltd., Class A	70,300	296,487
	YanTai Shuangta Food Co. Ltd., Class A	202,100	148,504
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	138,502

		Shares	Value»
CHINA — (Continued)
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	163,100	$313,587
#*	Yatsen Holding Ltd., ADR	36,484	138,639
#*	Yeahka Ltd.	481,600	683,526
	Yechiu Metal Recycling China Ltd., Class A	305,500	113,515
	Yeebo International Holdings Ltd.	256,000	77,684
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	182,037
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	930,434
	Yihai International Holding Ltd.	1,596,000	2,844,175
*	Yijiahe Technology Co. Ltd., Class A	6,900	19,880
	Yinbang Clad Material Co. Ltd., Class A	156,200	413,416
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,200	33,825
*	Yiren Digital Ltd., Sponsored ADR	224,829	1,268,036
Ω	Yixin Group Ltd.	3,917,000	382,868
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	188,998
	Yizumi Holdings Co. Ltd., Class A	86,500	283,577
	Yongjin Technology Group Co. Ltd.	64,300	171,400
	Yotrio Group Co. Ltd., Class A	545,900	244,940
	Youcare Pharmaceutical Group Co. Ltd., Class A	86,729	278,040
	Youngy Co. Ltd., Class A	50,500	247,377
*	Youzu Interactive Co. Ltd., Class A	163,800	228,052
	Yuexiu Property Co. Ltd.	4,676,456	3,868,800
	Yuexiu Services Group Ltd.	722,000	309,184

1034

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Transport Infrastructure Ltd.	2,220,018	$1,089,591
*	Yueyang Forest & Paper Co. Ltd., Class A	314,477	271,740
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	150,748
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	136,400	369,752
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	132,496
	Yutong Heavy Industries Co. Ltd., Class A	55,300	89,495
	ZBOM Home Collection Co. Ltd., Class A	119,823	253,198
	Zengame Technology Holding Ltd.	508,000	179,580
	Zhaojin Mining Industry Co. Ltd., Class H	3,804,000	6,666,264
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	105,662
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	150,923
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	192,453
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	25,783
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	2,925,701
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	273,892
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0

		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	$215,101
	Zhejiang Hangmin Co. Ltd., Class A	215,800	223,354
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	80,122
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	156,800	186,243
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	135,406
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	41,500	66,517
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	212,446
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	266,684
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	61,800	115,361
	Zhejiang Jingu Co. Ltd., Class A	346,600	572,818
	Zhejiang Lante Optics Co. Ltd., Class A	75,811	250,727
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	157,150
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	248,970
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	50,000	122,421
	Zhejiang Runtu Co. Ltd., Class A	282,434	257,546
	Zhejiang Shibao Co. Ltd., Class H	444,000	194,507
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	29,300	127,683

1035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	$189,966
*	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	10,100	12,916
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	62,100	47,184
	Zhejiang Taihua New Material Group Co. Ltd., Class A	110,700	178,425
*	Zhejiang Tiantie Industry Co. Ltd., Class A	184,341	128,760
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	79,905	187,944
	Zhejiang Wanliyang Co. Ltd., Class A	306,670	245,951
	Zhejiang Wanma Co. Ltd., Class A	233,200	257,389
	Zhejiang Wansheng Co. Ltd., Class A	101,200	155,594
	Zhejiang XCC Group Co. Ltd., Class A	57,200	150,353
	Zhejiang Xinao Textiles, Inc., Class A	33,000	32,656
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	173,430
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	177,670
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	73,000	176,105
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	41,400	211,335
	Zhende Medical Co. Ltd., Class A	46,200	149,809
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,359,853
	Zhengzhou GL Tech Co. Ltd., Class A	48,856	109,007

		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	$184,082
*	Zhewen Interactive Group Co. Ltd., Class A	169,300	132,424
#*	Zhihu, Inc.	72,800	88,627
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,192,700	3,955,450
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	168,050
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	219,100	205,320
	Zhongsheng Group Holdings Ltd.	2,603,000	4,002,865
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Co. Ltd., Class A	113,900	181,026
#*	Zhongyu Energy Holdings Ltd.	2,066,306	1,184,024
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	184,463
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,188,500	636,262
*	Zhuzhou Smelter Group Co. Ltd., Class A	218,200	274,050
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	282,961
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	134,916
#	Zonqing Environmental Ltd.	54,000	45,626
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	282,600	192,241
	ZWSOFT Co. Ltd. Guangzhou, Class A	24,240	318,894

1036

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	98,000	$143,711

TOTAL CHINA			832,598,200

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	420,249	830,917
	Bolsa de Valores de Colombia	44,042	98,330
	Celsia SA ESP	618,174	528,037
	Cementos Argos SA	319,832	620,837
	Corp. Financiera Colombiana SA	203,499	693,468
	Grupo Argos SA	174,010	762,848
#	Grupo Aval Acciones y Valores SA, ADR	4,190	8,254
	Mineros SA	75,167	62,084
	Promigas SA ESP	10,240	17,818

TOTAL COLOMBIA			3,622,593

GREECE — (0.5%)
	Aegean Airlines SA	126,702	1,379,357
	Athens Water Supply & Sewage Co. SA	82,732	521,939
	Autohellas Tourist & Trading SA	61,105	754,817
	Avax SA	103,049	156,905
	Bank of Greece	66,614	957,022
	Ellaktor SA	112,142	216,897
#	ElvalHalcor SA	135,337	255,813
	Fourlis Holdings SA	78,400	314,392
	GEK Terna SA	236,345	4,460,655
	Hellenic Exchanges - Athens Stock Exchange SA	103,782	477,869
	Helleniq Energy Holdings SA	28,065	211,061
	Holding Co. ADMIE IPTO SA	305,384	789,071
	Ideal Holdings SA	13,984	92,545
#	Intracom Holdings SA	144,281	433,545
*	Intrakat Technical & Energy Projects SA	118,325	632,752
	Kri-Kri Milk Industry SA	1,304	19,776
*	LAMDA Development SA	153,319	1,231,497
	Piraeus Port Authority SA	25,327	764,732

		Shares	Value»
GREECE — (Continued)
	Quest Holdings SA	54,714	$330,576
	Sarantis SA	131,589	1,574,831
	Terna Energy SA	46,878	1,010,328
	Thrace Plastics Holding & Co	8,168	32,599
	Titan Cement International SA (TITC GA)	90,073	3,221,117

TOTAL GREECE			19,840,096

HONG KONG — (0.0%)
*	Kai Yuan Holdings Ltd.	6,720,000	13,731
	PAX Global Technology Ltd.	868,000	575,056
#††	Untrade.China Dili	12,625,699	201,060

TOTAL HONG KONG			789,847

HUNGARY — (0.1%)
*	4iG Nyrt	35,524	76,036
	Magyar Telekom Telecommunications PLC	615,145	1,883,393
#	Opus Global Nyrt	582,428	813,327
	Richter Gedeon Nyrt	25,220	728,925

TOTAL HUNGARY			3,501,681

INDIA — (25.2%)
	360 ONE WAM Ltd.	595,150	7,664,194
*	3i Infotech Ltd.	111,462	37,094
	3M India Ltd.	2,603	1,117,251
	63 Moons Technologies Ltd.	3,498	23,742
	Aarti Drugs Ltd.	95,006	544,179
	Aarti Industries Ltd.	475,647	2,885,362
	Aarti Pharmalabs Ltd.	109,660	837,023
*	Aavas Financiers Ltd.	74,763	1,480,961
	Abbott India Ltd.	15,291	5,303,376
	Accelya Solutions India Ltd.	3,300	62,532
	Action Construction Equipment Ltd.	93,884	1,521,356
	ADF Foods Ltd.	14,720	52,419
	Aditya Birla Real Estate Ltd.	148,574	4,849,104
	Advanced Enzyme Technologies Ltd.	165,793	933,139
	Aegis Logistics Ltd.	466,118	4,429,998
*	Aether Industries Ltd.	9,978	100,693
*	Affle India Ltd.	29,415	535,570

1037

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	AGI Greenpac Ltd.	39,239	$438,486
	Agro Tech Foods Ltd.	49,190	551,628
	Ahluwalia Contracts India Ltd.	52,561	662,627
	AIA Engineering Ltd.	156,917	7,231,385
	Ajanta Pharma Ltd.	142,911	5,183,913
	Akzo Nobel India Ltd.	42,912	2,255,409
	Alembic Ltd.	269,593	411,579
	Alembic Pharmaceuticals Ltd.	186,858	2,505,019
	Alkyl Amines Chemicals	48,225	1,201,422
*	Allcargo Gati Ltd.	73,955	85,671
*	Allcargo Logistics Ltd.	851,660	572,877
	Allcargo Terminals Ltd.	216,315	108,452
	Amara Raja Energy & Mobility Ltd.	309,780	5,101,676
*	Amber Enterprises India Ltd.	50,515	3,608,180
	Ambika Cotton Mills Ltd.	2,332	43,783
	Amrutanjan Health Care Ltd.	12,919	117,046
	Anant Raj Ltd.	386,981	3,384,221
	Andhra Paper Ltd.	64,765	77,022
	Andhra Sugars Ltd.	165,885	207,506
	Angel One Ltd.	48,113	1,741,550
	Anup Engineering Ltd.	532	21,889
	Apar Industries Ltd.	38,024	4,523,279
	Apcotex Industries Ltd.	31,873	147,995
	APL Apollo Tubes Ltd.	288,165	5,186,613
	Apollo Pipes Ltd.	23,799	148,482
	Apollo Tyres Ltd.	1,058,537	6,291,263
	Aptech Ltd.	9,093	18,941
	Arvind Fashions Ltd.	178,503	1,196,304
	Arvind Ltd.	541,245	2,393,979
	Arvind SmartSpaces Ltd.	33,199	370,780
	Asahi India Glass Ltd.	337,184	3,006,665
	Ashiana Housing Ltd.	72,484	266,810
*	Ashoka Buildcon Ltd.	402,491	1,137,859
*	Astec Lifesciences Ltd.	723	9,336

		Shares	Value»
INDIA — (Continued)
Ω	Aster DM Healthcare Ltd.	293,085	$1,543,140
	Astra Microwave Products Ltd.	146,377	1,373,717
	AstraZeneca Pharma India Ltd.	4,051	364,523
	Atul Ltd.	52,252	4,883,533
Ω	AU Small Finance Bank Ltd.	263,349	1,920,802
	AurionPro Solutions Ltd.	16,984	332,672
	Automotive Axles Ltd.	15,893	348,019
	Avadh Sugar & Energy Ltd.	13,696	101,044
	Avanti Feeds Ltd.	121,828	851,032
	Bajaj Consumer Care Ltd.	234,971	635,762
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	991,638
	Bajaj Holdings & Investment Ltd.	16,050	1,962,964
	Balaji Amines Ltd.	38,797	977,900
	Balmer Lawrie & Co. Ltd.	230,549	657,450
	Balrampur Chini Mills Ltd.	400,664	2,947,477
	Banco Products India Ltd.	54,696	471,796
Ω	Bandhan Bank Ltd.	1,120,701	2,420,126
	Bank of Maharashtra	1,096,690	709,089
	Bannari Amman Sugars Ltd.	12,348	512,959
	BASF India Ltd.	43,424	3,967,715
	Bata India Ltd.	155,276	2,499,694
	Bayer CropScience Ltd.	22,864	1,799,493
	BEML Ltd.	65,577	3,154,600
*	BF Utilities Ltd.	59,511	601,841
	Bhansali Engineering Polymers Ltd.	335,166	536,506
	Bharat Bijlee Ltd.	14,396	791,643
	Bharat Dynamics Ltd.	175,541	2,254,419
	Bharat Heavy Electricals Ltd.	2,361,061	6,683,651
	Bharat Rasayan Ltd.	3,159	417,573
	Biocon Ltd.	330,553	1,239,340
	Birla Corp. Ltd.	92,209	1,275,085
	Birlasoft Ltd.	579,755	3,762,888
*	Black Box Ltd.	29,029	167,177
	BLS International Services Ltd.	117,695	556,899

1038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Blue Dart Express Ltd.	17,288	$1,686,438
	Blue Star Ltd.	281,447	6,242,170
	Bombay Burmah Trading Co.	59,813	1,966,331
*	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	642,967
*	Borosil Ltd.	24,794	130,084
*	Borosil Renewables Ltd.	18,113	95,952
*††	Borosil Scientific Ltd.	18,595	40,615
	Brigade Enterprises Ltd.	336,769	4,725,966
*	Brightcom Group Ltd.	2,455,807	236,275
	BSE Ltd.	185,803	9,852,114
	Can Fin Homes Ltd.	254,604	2,623,012
*	Capacit’e Infraprojects Ltd.	76,517	344,659
	Caplin Point Laboratories Ltd.	72,924	1,760,192
	Carborundum Universal Ltd.	259,767	4,243,839
	Care Ratings Ltd.	70,617	1,226,343
*	Cartrade Tech Ltd.	31,970	409,700
	Carysil Ltd.	18,432	175,087
	Castrol India Ltd.	1,016,603	2,528,537
	CCL Products India Ltd.	270,942	2,180,115
	CE Info Systems Ltd.	13,707	315,553
	Ceat Ltd.	72,128	2,397,546
	Central Depository Services India Ltd.	349,616	6,409,481
	Century Enka Ltd.	24,543	168,616
	Century Plyboards India Ltd.	196,359	1,978,707
	Cera Sanitaryware Ltd.	18,629	1,590,594
	CESC Ltd.	1,864,899	4,165,030
*	Chalet Hotels Ltd.	55,367	571,378
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,666,833
	Chennai Petroleum Corp. Ltd.	157,831	1,197,642
*	Choice International Ltd.	10,876	66,818
	Cholamandalam Financial Holdings Ltd.	371,075	7,492,006
	CIE Automotive India Ltd.	431,037	2,531,624

		Shares	Value»
INDIA — (Continued)
	Cigniti Technologies Ltd.	24,650	$413,607
	City Union Bank Ltd.	1,091,736	2,272,771
	CMS Info Systems Ltd.	79,512	505,456
Ω	Cochin Shipyard Ltd.	224,180	3,981,444
*Ω	Coffee Day Enterprises Ltd.	44,250	17,968
	Coforge Ltd.	88,932	7,993,950
	Computer Age Management Services Ltd.	101,936	5,370,942
	Confidence Petroleum India Ltd.	147,265	136,109
	Coromandel International Ltd.	164,073	3,247,735
	Cosmo First Ltd.	18,188	166,719
	CreditAccess Grameen Ltd.	129,564	1,506,358
	CRISIL Ltd.	55,824	3,641,460
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	6,488,908
*	CSB Bank Ltd.	134,975	504,132
	Cyient Ltd.	151,592	3,287,375
	Dalmia Bharat Ltd.	72,286	1,577,988
	Dalmia Bharat Sugar & Industries Ltd.	23,695	129,236
	Datamatics Global Services Ltd.	10,803	74,852
	DB Corp. Ltd.	145,648	558,304
	DCB Bank Ltd.	653,604	948,677
	DCM Shriram Industries Ltd.	8,486	18,192
	DCM Shriram Ltd.	127,523	1,583,267
	DCW Ltd.	319,843	384,573
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,766,712
	Deepak Nitrite Ltd.	148,576	4,663,592
*	Delhivery Ltd.	600,812	2,539,741
	Delta Corp. Ltd.	446,857	617,382
*	DEN Networks Ltd.	233,564	132,955
*	Dhampur Sugar Mills Ltd.	84,288	195,425
*	Dhani Services Ltd.	143,027	97,177
	Dhanuka Agritech Ltd.	38,001	712,216
Ω	Dilip Buildcon Ltd.	66,411	395,872
*	Dish TV India Ltd.	902,907	138,540
*	Dishman Carbogen Amcis Ltd.	171,479	394,700

1039

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dixon Technologies India Ltd.	64,295	$10,756,249
	Dollar Industries Ltd.	20,031	121,700
Ω	Dr. Lal PathLabs Ltd.	104,974	3,899,059
*	Dwarikesh Sugar Industries Ltd.	181,312	135,016
	Dynamatic Technologies Ltd.	5,627	506,776
	eClerx Services Ltd.	89,380	3,083,131
	Edelweiss Financial Services Ltd.	1,280,420	1,667,472
	EID Parry India Ltd.	250,294	2,390,341
	EIH Associated Hotels	15,418	66,933
	EIH Ltd.	200,059	859,996
	Elecon Engineering Co. Ltd.	34,246	234,389
	Electrosteel Castings Ltd.	1,333,553	2,588,678
	Elgi Equipments Ltd.	523,096	4,130,350
	Emami Ltd.	529,450	4,437,353
Ω	Endurance Technologies Ltd.	53,705	1,512,364
	Engineers India Ltd.	737,796	1,698,582
	Epigral Ltd.	47,103	1,186,336
	EPL Ltd.	390,972	1,246,088
*	Equinox India Developments Ltd.	1,355,104	1,772,484
Ω	Equitas Small Finance Bank Ltd.	1,576,171	1,302,175
*Ω	Eris Lifesciences Ltd.	110,810	1,728,610
	ESAB India Ltd.	10,199	786,076
	Escorts Kubota Ltd.	58,332	2,610,344
	Everest Industries Ltd.	6,837	90,802
	Exide Industries Ltd.	798,668	4,306,409
*	FDC Ltd.	169,618	1,107,766
*	Federal-Mogul Goetze India Ltd.	26,987	127,183
	FIEM Industries Ltd.	19,282	351,473
	Fine Organic Industries Ltd.	14,450	836,282
*	Fino Payments Bank Ltd.	13,562	61,454
	Finolex Cables Ltd.	247,461	3,583,500
	Finolex Industries Ltd.	891,098	3,223,820
	Firstsource Solutions Ltd.	1,067,513	4,307,711
	Force Motors Ltd.	12,314	1,136,994
	Fortis Healthcare Ltd.	1,432,697	10,756,467
	.Gabriel India Ltd.	222,859	1,202,369

		Shares	Value»
INDIA — (Continued)
	Galaxy Surfactants Ltd.	22,618	$789,484
	Ganesh Housing Corp. Ltd.	26,347	333,607
	Garware Technical Fibres Ltd.	34,590	1,663,061
	Gateway Distriparks Ltd.	989,201	1,033,730
*	GE T&D India Ltd.	52,453	1,103,271
	GHCL Ltd.	188,128	1,325,051
	GHCL Textiles Ltd.	185,148	230,531
	GIC Housing Finance Ltd.	94,840	237,543
	Gillette India Ltd.	18,742	2,219,522
	GlaxoSmithKline Pharmaceuticals Ltd.	68,056	2,190,719
	Glenmark Pharmaceuticals Ltd.	414,544	8,361,517
*	Global Health Ltd.	47,020	617,867
	GMM Pfaudler Ltd.	64,920	1,076,727
*	Go Fashion India Ltd.	2,439	33,436
	Godawari Power & Ispat Ltd.	547,630	1,258,268
	Godfrey Phillips India Ltd.	45,867	3,604,380
Ω	Godrej Agrovet Ltd.	48,105	407,674
*	Godrej Industries Ltd.	181,968	2,249,594
	Gokaldas Exports Ltd.	19,720	211,325
	Goodyear India Ltd.	11,757	142,388
	Granules India Ltd.	409,109	2,776,997
	Graphite India Ltd.	212,254	1,329,712
	Grauer & Weil India Ltd.	285,408	344,308
	Gravita India Ltd.	46,021	1,150,866
	Great Eastern Shipping Co. Ltd.	267,452	4,086,534
	Greaves Cotton Ltd.	294,290	645,979
	Greenlam Industries Ltd.	45,784	284,390
	Greenpanel Industries Ltd.	123,685	571,220
	Greenply Industries Ltd.	97,847	403,889
	Grindwell Norton Ltd.	115,976	3,084,148
	Gujarat Alkalies & Chemicals Ltd.	97,139	986,828
	Gujarat Ambuja Exports Ltd.	487,116	768,934

1040

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	73,846	$3,770,646
	Gujarat Gas Ltd.	240,011	1,485,065
	Gujarat Industries Power Co. Ltd.	176,262	435,794
	Gujarat Mineral Development Corp. Ltd.	235,508	1,030,087
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,708,419
	Gujarat Pipavav Port Ltd.	874,585	2,059,314
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,656,921
	Gujarat State Petronet Ltd.	856,449	3,951,353
	Gulf Oil Lubricants India Ltd.	44,273	623,863
	Happiest Minds Technologies Ltd.	115,795	1,049,816
*	Hathway Cable & Datacom Ltd.	1,222,690	281,384
	Hatsun Agro Product Ltd.	130,161	1,686,083
	HBL Power Systems Ltd.	305,656	2,027,544
*	HealthCare Global Enterprises Ltd.	71,139	379,740
	HEG Ltd.	188,405	968,346
	HeidelbergCement India Ltd.	200,096	548,324
	Heritage Foods Ltd.	117,371	733,598
	Hester Biosciences Ltd.	9,221	257,032
	HFCL Ltd.	2,094,768	3,001,636
	HG Infra Engineering Ltd.	48,180	773,712
	Hikal Ltd.	161,318	727,714
	HIL Ltd.	14,909	488,375
	Himadri Speciality Chemical Ltd.	640,903	4,367,915
*	Himatsingka Seide Ltd.	28,673	57,581
	Hinduja Global Solutions Ltd.	30,211	281,683
*	Hindustan Construction Co. Ltd.	3,452,208	1,660,121
	Hindustan Copper Ltd.	654,730	2,272,501

		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	190,919	$466,062
	Hindware Home Innovation Ltd.	35,494	126,754
	Hitachi Energy India Ltd.	11,761	1,923,380
	Hle Glascoat Ltd.	8,257	36,412
	Honda India Power Products Ltd.	12,211	542,827
	Huhtamaki India Ltd.	81,734	277,394
Ω	ICICI Securities Ltd.	192,071	1,984,599
	ICRA Ltd.	7,574	640,962
*	IDFC First Bank Ltd.	5,585,994	4,371,839
*	IFB Industries Ltd.	32,347	592,513
	IIFL Finance Ltd.	592,303	3,080,256
	IIFL Securities Ltd.	183,211	823,243
*	India Cements Ltd.	431,949	1,864,760
	India Glycols Ltd.	41,249	588,762
	India Power Corp. Ltd.	61,074	12,952
Ω	IndiaMart InterMesh Ltd.	4,196	124,434
Ω	Indian Energy Exchange Ltd.	1,060,324	2,231,329
	Indian Metals & Ferro Alloys Ltd.	2,364	19,019
	Indo Count Industries Ltd.	189,824	872,515
	Indoco Remedies Ltd.	113,141	416,886
	Indraprastha Gas Ltd.	530,380	2,644,339
	Infibeam Avenues Ltd.	3,341,715	1,149,357
	Ingersoll Rand India Ltd.	22,602	1,155,827
*	Inox Wind Ltd.	796,313	2,098,830
	Insecticides India Ltd.	6,440	65,535
	Intellect Design Arena Ltd.	208,310	1,810,337
	IOL Chemicals & Pharmaceuticals Ltd.	47,094	222,997
	ION Exchange India Ltd.	30,948	259,128
	Ipca Laboratories Ltd.	402,928	7,622,136
Ω	IRCON International Ltd.	843,731	2,171,828
	ISGEC Heavy Engineering Ltd.	48,631	779,027

1041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	240,706	$1,616,939
*	ITI Ltd.	19,602	52,630
	J Kumar Infraprojects Ltd.	94,348	887,048
*	Jagran Prakashan Ltd.	203,555	216,868
	Jai Corp. Ltd.	134,884	530,251
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,979,576
	Jammu & Kashmir Bank Ltd.	877,546	1,042,640
	Jamna Auto Industries Ltd.	584,889	778,231
	JB Chemicals & Pharmaceuticals Ltd.	262,387	6,064,325
	JBM Auto Ltd.	73,785	1,410,748
	Jindal Poly Films Ltd.	54,125	484,886
	Jindal Saw Ltd.	1,093,256	4,092,228
	Jindal Stainless Ltd.	511,945	4,080,509
	JK Cement Ltd.	105,506	5,382,965
	JK Lakshmi Cement Ltd.	179,428	1,723,666
	JK Paper Ltd.	225,536	1,228,679
	JK Tyre & Industries Ltd.	318,098	1,489,631
	JM Financial Ltd.	1,282,474	2,113,707
	JTEKT India Ltd.	162,164	333,468
	Jubilant Foodworks Ltd.	934,392	6,361,598
	Jubilant Ingrevia Ltd.	413,662	3,503,853
	Jubilant Pharmova Ltd.	237,531	3,388,393
	Jupiter Wagons Ltd.	27,897	170,544
*	Just Dial Ltd.	49,938	672,439
	Jyothy Labs Ltd.	475,110	2,934,196
*	Jyoti Structures Ltd.	61,444	26,726
	Kajaria Ceramics Ltd.	283,766	4,046,094
	Kalpataru Projects International Ltd.	277,203	4,204,636
	Kalyani Steels Ltd.	73,704	692,853
	Kansai Nerolac Paints Ltd.	174,538	590,171
	Karnataka Bank Ltd.	716,085	1,836,706
	Karur Vysya Bank Ltd.	1,417,220	3,788,760
	Kaveri Seed Co. Ltd.	69,408	758,594
	KCP Ltd.	138,614	354,694
	KDDL Ltd.	399	12,317
	KEC International Ltd.	358,491	4,217,570

		Shares	Value»
INDIA — (Continued)
	KEI Industries Ltd.	100,538	$4,822,779
	Kennametal India Ltd.	14,680	523,002
	Kewal Kiran Clothing Ltd.	24,568	187,093
	Kirloskar Brothers Ltd.	62,533	1,426,967
	Kirloskar Ferrous Industries Ltd.	100,528	754,232
	Kirloskar Industries Ltd.	264	15,099
	Kirloskar Oil Engines Ltd.	224,138	3,037,596
	Kirloskar Pneumatic Co. Ltd.	1,037	20,700
	KNR Constructions Ltd.	395,031	1,388,298
	Kolte-Patil Developers Ltd.	59,333	259,312
Ω	KPI Green Energy Ltd.	4,403	40,536
	KPIT Technologies Ltd.	110,248	1,817,344
	KPR Mill Ltd.	401,056	4,423,138
	KRBL Ltd.	147,046	507,030
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,793,679
	Krsnaa Diagnostics Ltd.	12,943	144,891
	KSB Ltd.	233,155	2,218,912
	L&T Finance Ltd.	1,097,759	1,907,892
	LA Opala RG Ltd.	117,842	474,077
Ω	Laurus Labs Ltd.	938,945	5,473,220
	Laxmi Organic Industries Ltd.	7,409	23,878
*Ω	Lemon Tree Hotels Ltd.	626,352	874,326
	LG Balakrishnan & Bros Ltd.	51,169	800,713
	LIC Housing Finance Ltd.	605,311	4,535,979
	Linde India Ltd.	16,790	1,524,359
	Lloyds Engineering Works Ltd.	116,192	102,224
	LMW Ltd.	12,051	2,398,663
	LT Foods Ltd.	489,233	2,266,255
	Lumax Auto Technologies Ltd.	70,535	435,553
	Lumax Industries Ltd.	3,899	113,735
	LUX Industries Ltd.	20,153	470,539
	Mahanagar Gas Ltd.	153,748	2,628,618

1042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	3,724	$460,310
	Maharashtra Seamless Ltd.	190,203	1,408,891
	Mahindra & Mahindra Financial Services Ltd.	1,333,641	4,266,087
*	Mahindra Holidays & Resorts India Ltd.	232,632	1,052,700
	Mahindra Lifespace Developers Ltd.	293,220	1,719,416
Ω	Mahindra Logistics Ltd.	29,826	145,012
	Maithan Alloys Ltd.	14,578	178,210
*	Man Industries India Ltd.	5,439	20,585
	Man Infraconstruction Ltd.	287,717	665,252
	Manappuram Finance Ltd.	1,764,454	3,280,158
	Mangalam Cement Ltd.	22,675	224,464
	Mangalore Refinery & Petrochemicals Ltd.	418,494	734,924
	Marksans Pharma Ltd.	647,499	2,228,682
Ω	MAS Financial Services Ltd.	129,441	447,968
	Mastek Ltd.	43,101	1,470,074
*	Max Estates Ltd.	53,673	364,379
*	Max Financial Services Ltd.	11,941	182,085
	Mayur Uniquoters Ltd.	54,867	400,353
*	Medplus Health Services Ltd.	8,246	65,271
*	Meghmani Organics Ltd.	356,663	423,054
Ω	Metropolis Healthcare Ltd.	74,595	1,892,091
	Minda Corp. Ltd.	188,825	1,151,059
Ω	Mishra Dhatu Nigam Ltd.	147,449	582,812
	MM Forgings Ltd.	33,082	191,569
	MOIL Ltd.	185,346	723,172
	Monte Carlo Fashions Ltd.	21,677	200,547
*	Morepen Laboratories Ltd.	1,033,156	976,794
	Motherson Sumi Wiring India Ltd.	4,360,100	3,253,067

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	367,277	$4,108,422
	MPS Ltd.	887	22,517
	Mrs Bectors Food Specialities Ltd.	57,218	1,283,978
	MSTC Ltd.	94,763	749,961
	Narayana Hrudayalaya Ltd.	212,281	3,200,500
	Natco Pharma Ltd.	286,689	4,750,676
	National Aluminium Co. Ltd.	2,086,540	5,620,984
	National Fertilizers Ltd.	169,354	223,674
	Nava Ltd.	174,210	1,996,242
	Navin Fluorine International Ltd.	75,372	2,977,159
	Navneet Education Ltd.	303,914	521,287
	NCC Ltd.	1,200,069	4,236,380
	NCL Industries Ltd.	16,947	41,428
	NELCO Ltd.	31,661	343,335
	Neogen Chemicals Ltd.	8,605	219,921
	NESCO Ltd.	76,896	904,434
	Neuland Laboratories Ltd.	18,322	3,199,663
	Newgen Software Technologies Ltd.	136,406	2,075,627
	NIIT Learning Systems Ltd.	284,726	1,476,230
	NIIT Ltd.	285,432	524,649
	Nilkamal Ltd.	20,926	484,994
Ω	Nippon Life India Asset Management Ltd.	254,827	2,138,029
	NLC India Ltd.	547,232	1,666,705
	NOCIL Ltd.	301,922	1,038,875
	Novartis India Ltd.	790	9,996
	NRB Bearings Ltd.	156,167	473,360
	Nucleus Software Exports Ltd.	27,708	391,121
*	Nuvama Wealth Management Ltd.	15,204	1,258,172
	Odigma Consultancy Solutions	37,547	56,830
	Oracle Financial Services Software Ltd.	3,302	427,468
	Orient Cement Ltd.	376,080	1,544,541
	Orient Electric Ltd.	332,240	971,212
	Orient Paper & Industries Ltd.	330,250	165,854

1043

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
††	Oriental Carbon & Chemicals Ltd.	1,415	$1,542
	Oriental Carbon & Chemicals Ltd. (OTCC IN)	3	10
	Oriental Hotels Ltd.	130,729	282,298
	Page Industries Ltd.	1,554	792,349
	Paisalo Digital Ltd.	1,157,340	640,046
	Panama Petrochem Ltd.	50,945	228,808
*Ω	Parag Milk Foods Ltd.	140,518	346,547
*	Patel Engineering Ltd.	758,714	460,962
*	PC Jeweller Ltd.	398,654	743,736
	PCBL Ltd.	408,909	1,988,993
	PDS Ltd.	1,839	12,358
	Persistent Systems Ltd.	131,316	8,360,304
	Petronet LNG Ltd.	1,702,431	6,740,143
	Pfizer Ltd.	6,587	399,135
*	PG Electroplast Ltd.	6,020	45,583
	Phoenix Mills Ltd.	589,222	10,656,672
	Piramal Enterprises Ltd.	305,489	3,835,006
	Piramal Pharma Ltd.	1,199,509	3,802,817
	PNC Infratech Ltd.	305,822	1,150,059
	Poly Medicure Ltd.	73,608	2,517,501
	Polyplex Corp. Ltd.	53,588	727,699
	Poonawalla Fincorp Ltd.	446,130	2,007,548
	Power Mech Projects Ltd.	31,344	1,099,680
	Praj Industries Ltd.	390,064	3,413,184
*	Prakash Industries Ltd.	291,132	575,303
Ω	Prataap Snacks Ltd.	8,396	105,806
	Prestige Estates Projects Ltd.	184,217	3,584,190
*	Pricol Ltd.	140,462	805,185
*	Prince Pipes & Fittings Ltd.	112,911	633,726
*	Prism Johnson Ltd.	417,838	953,281
	Privi Speciality Chemicals Ltd.	4,920	100,708
	Procter & Gamble Health Ltd.	28,843	1,800,799
*	PSP Projects Ltd.	29,571	211,632
*	PTC India Financial Services Ltd.	487,922	252,725
	PTC India Ltd.	682,213	1,475,235
Ω	Quess Corp. Ltd.	139,386	1,196,355
	Radico Khaitan Ltd.	11,102	313,985
*	Rain Industries Ltd.	550,413	1,053,666

		Shares	Value»
INDIA — (Continued)
*	Rajesh Exports Ltd.	156,458	$477,796
	Rallis India Ltd.	276,838	1,119,249
	Ramco Cements Ltd.	300,320	3,167,219
	Ramco Industries Ltd.	96,998	281,904
*	Ramco Systems Ltd.	7,706	36,010
	Ramkrishna Forgings Ltd.	194,449	2,114,377
*	Ramky Infrastructure Ltd.	8,084	60,266
	Rane Holdings Ltd.	10,752	238,035
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	926,522
	Ratnamani Metals & Tubes Ltd.	90,764	3,965,580
*	RattanIndia Power Ltd.	3,444,681	588,917
*	Raymond Lifestyle Ltd.	94,348	2,477,461
	Raymond Ltd.	117,935	2,287,074
Ω	RBL Bank Ltd.	1,093,308	2,182,218
	REC Ltd.	1,109,819	6,852,865
	Redington Ltd.	1,877,512	4,312,368
*	Redtape Ltd.	64,179	742,840
	Relaxo Footwears Ltd.	100,521	930,972
	Reliance Industrial Infrastructure Ltd.	30,016	398,103
*	Reliance Infrastructure Ltd.	568,950	1,886,325
*	Reliance Power Ltd.	7,901,815	3,986,153
*	Religare Enterprises Ltd.	18,107	53,040
	Repco Home Finance Ltd.	122,021	685,692
	Rico Auto Industries Ltd.	241,078	274,263
	RITES Ltd.	297,304	1,060,495
*	Rossari Biotech Ltd.	25,892	250,627
	Route Mobile Ltd.	23,942	433,825
*	RPSG Ventures Ltd.	962	11,822
	RSWM Ltd.	60,941	137,892
	Rupa & Co. Ltd.	24,390	75,534
	Safari Industries India Ltd.	39,729	1,045,573
	Sagar Cements Ltd.	64,282	171,043
Ω	Salasar Techno Engineering Ltd.	54,824	11,573
	Sammaan Capital Ltd.	453,913	775,817
	Sandhar Technologies Ltd.	11,788	68,245
	Sanghvi Movers Ltd.	75,230	357,804

1044

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Sanofi Consumer Healthcare India Ltd.	28,063	$1,647,010
	Sanofi India Ltd.	28,063	2,281,031
Ω	Sansera Engineering Ltd.	1,702	30,902
*	Sapphire Foods India Ltd.	85,750	325,838
	Sarda Energy & Minerals Ltd.	223,926	1,198,285
	Saregama India Ltd.	45,407	289,591
	Sasken Technologies Ltd.	14,843	295,993
*	Satin Creditcare Network Ltd.	62,972	120,641
	Savita Oil Technologies Ltd.	44,897	287,007
	Schaeffler India Ltd.	2,890	118,579
*	Schneider Electric Infrastructure Ltd.	184,071	1,698,263
*	SEPC Ltd.	689,964	212,582
*	Sequent Scientific Ltd.	244,159	525,689
	Seshasayee Paper & Boards Ltd.	74,280	272,905
Ω	SH Kelkar & Co. Ltd.	112,725	387,209
	Shakti Pumps India Ltd.	5,825	311,356
	Shankara Building Products Ltd.	21,255	124,752
	Shanthi Gears Ltd.	29,927	198,053
	Sharda Cropchem Ltd.	70,879	633,439
	Sharda Motor Industries Ltd.	9,285	246,639
	Share India Securities Ltd.	18,060	62,702
*	Sheela Foam Ltd.	4,251	41,954
*	Shilpa Medicare Ltd.	113,879	1,147,248
*	Shipping Corp. of India Land & Assets Ltd.	371,784	274,515
	Shipping Corp. of India Ltd.	451,179	1,156,896
	Shivalik Bimetal Controls Ltd.	2,390	18,685
*	Shoppers Stop Ltd.	123,225	982,151
	Shriram Pistons & Rings Ltd.	4,790	121,881
*	SIS Ltd.	65,864	313,316
	Siyaram Silk Mills Ltd.	26,830	174,508
*	SJS Enterprises Ltd.	5,140	73,586
	SKF India Ltd.	76,229	4,664,725

		Shares	Value»
INDIA — (Continued)
	Skipper Ltd.	19,548	$125,552
	Snowman Logistics Ltd.	17,529	14,144
	Sobha Ltd.	113,651	2,143,130
	Solar Industries India Ltd.	20,788	2,509,827
*	Solara Active Pharma Sciences Ltd.	22,354	206,088
	Somany Ceramics Ltd.	21,226	161,813
	Sonata Software Ltd.	507,527	3,682,114
	South Indian Bank Ltd.	5,425,753	1,578,150
	SP Apparels Ltd.	4,719	50,980
*	Spandana Sphoorty Financial Ltd.	49,631	241,092
*	Star Cement Ltd.	226,872	538,211
*	Sterlite Technologies Ltd.	539,079	753,995
	Strides Pharma Science Ltd.	178,870	3,312,920
	Stylam Industries Ltd.	10,286	278,613
	Styrenix Performance Materials Ltd.	6,546	194,221
*	Subex Ltd.	864,851	246,823
	Subros Ltd.	75,571	568,965
	Sudarshan Chemical Industries Ltd.	100,071	1,239,239
	Sumitomo Chemical India Ltd.	171,787	1,175,303
	Sun TV Network Ltd.	275,300	2,499,494
	Sundaram Finance Ltd.	116,230	6,602,555
	Sundaram-Clayton Ltd.	12,106	326,715
	Sundram Fasteners Ltd.	313,352	4,995,741
*	Sunflag Iron & Steel Co. Ltd.	74,248	180,948
	Sunteck Realty Ltd.	148,817	972,890
	Suprajit Engineering Ltd.	225,030	1,366,424
	Supreme Industries Ltd.	39,021	1,984,483
	Supreme Petrochem Ltd.	295,350	2,655,017
	Surya Roshni Ltd.	102,102	816,228
*	Suven Pharmaceuticals Ltd.	631,315	9,740,110
*	Suzlon Energy Ltd.	19,202,603	15,238,852
	Swan Energy Ltd.	76,621	452,669
	Swaraj Engines Ltd.	19,779	696,137

1045

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Symphony Ltd.	1,113	$20,436
Ω	Syngene International Ltd.	408,814	4,191,200
	Tamil Nadu Newsprint & Papers Ltd.	86,283	181,820
	Tamilnad Mercantile Bank Ltd.	7,414	39,600
	Tanla Platforms Ltd.	166,352	1,475,738
*	TARC Ltd.	153,004	431,557
	Tata Chemicals Ltd.	436,592	5,945,181
	Tata Consumer Products Ltd.	20,367	242,279
	Tata Steel Ltd.	4	7
	TCI Express Ltd.	55,854	645,251
	TD Power Systems Ltd.	162,475	790,824
*	TeamLease Services Ltd.	7,804	258,910
	Techno Electric & Engineering Co. Ltd.	194,430	3,561,008
	Tega Industries Ltd.	4,511	102,825
	Texmaco Rail & Engineering Ltd.	584,579	1,536,545
	Thejo Engineering Ltd.	185	5,035
	Thirumalai Chemicals Ltd.	138,878	503,132
	Thomas Cook India Ltd.	348,484	798,204
*Ω	Thyrocare Technologies Ltd.	51,815	568,600
	Tilaknagar Industries Ltd.	216,288	743,034
	Time Technoplast Ltd.	390,193	1,958,882
	Timken India Ltd.	81,973	3,301,330
	Tips Music Ltd.	3,936	41,402
	Titagarh Rail System Ltd.	163,671	2,366,871
	Torrent Power Ltd.	209,016	4,525,843
	Tourism Finance Corp. of India Ltd.	138,784	257,796
	Transformers & Rectifiers India Ltd.	4,124	45,095
*	TransIndia Real Estate Ltd.	216,315	102,523
	Transport Corp. of India Ltd.	96,643	1,238,459
	Trident Ltd.	4,096,218	1,679,375
	Triveni Engineering & Industries Ltd.	253,714	1,251,846

		Shares	Value»
INDIA — (Continued)
	Triveni Turbine Ltd.	387,061	$3,169,700
	TTK Prestige Ltd.	141,160	1,448,792
	Tube Investments of India Ltd.	93,544	4,951,124
	TV Today Network Ltd.	34,264	80,607
	TVS Holdings Ltd.	12,192	1,815,385
	TVS Srichakra Ltd.	11,862	538,084
	Uflex Ltd.	108,416	750,287
	Ugar Sugar Works Ltd.	79,691	74,914
*	Ugro Capital Ltd.	83,237	246,386
Ω	Ujjivan Small Finance Bank Ltd.	3,938,057	1,754,858
*	Unichem Laboratories Ltd.	96,528	954,831
	UNO Minda Ltd.	171,664	1,997,973
	Usha Martin Ltd.	418,673	2,105,507
	UTI Asset Management Co. Ltd.	91,049	1,433,023
*	VA Tech Wabag Ltd.	109,564	2,304,943
	Vaibhav Global Ltd.	225,817	789,483
*	Valor Estate Ltd.	178,250	345,807
	Vardhman Textiles Ltd.	450,962	2,517,554
*Ω	Varroc Engineering Ltd.	107,533	661,985
	Vedant Fashions Ltd.	41,234	683,998
	Veedol Corporation Ltd.	20,475	470,802
	Venky’s India Ltd.	16,396	353,907
	Vesuvius India Ltd.	18,323	1,149,999
	V-Guard Industries Ltd.	543,229	2,789,825
	Vimta Labs Ltd.	17,648	116,909
	Vinati Organics Ltd.	91,094	2,101,944
	Vindhya Telelinks Ltd.	17,120	404,226
	VIP Industries Ltd.	133,149	753,892
*	VL E-Governance & IT Solutions Ltd.	136,960	241,956
*	V-Mart Retail Ltd.	8,860	444,179
	Voltamp Transformers Ltd.	13,311	1,850,092
	Voltas Ltd.	324,492	6,360,968
*	VRL Logistics Ltd.	106,773	710,272
	VST Industries Ltd.	187,500	764,973
	VST Tillers Tractors Ltd.	13,066	691,560
	Welspun Corp. Ltd.	393,665	3,392,838
	Welspun Enterprises Ltd.	232,271	1,369,704
	Welspun Living Ltd.	1,125,113	2,025,291

1046

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills Ltd.	100,504	$680,324
*	Westlife Foodworld Ltd.	159,939	1,450,954
	Whirlpool of India Ltd.	36,837	874,149
*	Wockhardt Ltd.	165,786	2,367,865
	Wonderla Holidays Ltd.	34,714	359,275
*	Zee Entertainment Enterprises Ltd.	2,137,309	3,094,808
	Zen Technologies Ltd.	1,475	32,665
	Zensar Technologies Ltd.	344,704	2,872,785
	ZF Commercial Vehicle Control Systems India Ltd.	2,458	418,723
	Zydus Wellness Ltd.	29,306	678,709

TOTAL INDIA			981,126,284

INDONESIA — (1.8%)
	ABM Investama Tbk. PT	387,800	98,339
	Adi Sarana Armada Tbk. PT	3,509,300	173,169
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	10,218
	AKR Corporindo Tbk. PT	21,026,200	1,807,252
*	Alam Sutera Realty Tbk. PT	12,200,400	161,614
	Aneka Tambang Tbk. PT	15,134,400	1,538,642
*††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	9,476,800	461,535
	Aspirasi Hidup Indonesia Tbk. PT	17,285,700	990,176
	Astra Agro Lestari Tbk. PT	611,500	263,526
	Astra Otoparts Tbk. PT	2,355,600	377,524
*	Asuransi Maximus Graha Persada Tbk. PT	2,773,000	2,298
	Avia Avian Tbk. PT	8,321,200	253,089
*††	Bakrie Telecom Tbk. PT	49,756,298	0
	Bank Amar Indonesia Tbk. PT	9,530,328	129,765

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk. PT	2,925,000	$198,252
*	Bank Ina Perdana PT	4,305,700	1,133,040
*	Bank Mayapada International Tbk. PT	3,046,796	42,992
	Bank Maybank Indonesia Tbk. PT	8,246,800	119,741
*	Bank Nationalnobu Tbk. PT	1,307,304	56,668
*	Bank Neo Commerce Tbk. PT	7,934,700	134,523
	Bank OCBC Nisp Tbk. PT	6,711,200	586,000
*	Bank Pan Indonesia Tbk. PT	12,406,800	1,499,592
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	7,217,412	450,353
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	8,576,800	306,026
	Bank Tabungan Negara Persero Tbk. PT	10,968,525	979,043
	BFI Finance Indonesia Tbk. PT	18,816,100	1,186,883
	BISI International Tbk. PT	6,092,000	524,786
	Blue Bird Tbk. PT	651,600	87,237
*	Buana Lintas Lautan Tbk. PT	14,502,300	119,949
*	Bukalapak.com Tbk. PT	115,419,300	939,650
	Bukit Asam Tbk. PT	9,041,900	1,703,120
*	Bumi Resources Minerals Tbk. PT	130,305,500	3,046,196
*	Bumi Resources Tbk. PT	16,807,800	148,736
*	Bumi Serpong Damai Tbk. PT	11,495,600	890,725
*	Bumi Teknokultura Unggul Tbk. PT	65,912,500	16,625
*	Capital Financial Indonesia Tbk. PT	9,600,700	339,490
	Catur Sentosa Adiprana Tbk. PT	2,986,100	93,565
*	Cemindo Gemilang PT	4,965,800	305,089
Ω	Cikarang Listrindo Tbk. PT	4,462,100	197,589

1047

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	28,002,520	$2,390,637
	Cisarua Mountain Dairy Tbk. PT	156,500	56,808
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,270,255
*	City Retail Developments Tbk. PT	12,056,400	106,729
	Delta Dunia Makmur Tbk. PT	13,195,400	563,958
	Dharma Satya Nusantara Tbk. PT	5,886,600	411,799
	Elang Mahkota Teknologi Tbk. PT	10,071,500	327,102
	Elnusa Tbk. PT	7,160,900	218,231
*	Energi Mega Persada Tbk. PT	2,374,900	42,910
	Erajaya Swasembada Tbk. PT	23,884,400	684,485
	ESSA Industries Indonesia Tbk. PT	18,618,900	1,168,224
	Gajah Tunggal Tbk. PT	3,960,900	335,739
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	424,643
*	Gudang Garam Tbk. PT	132,100	118,465
*	Harum Energy Tbk. PT	5,295,600	408,294
	Hexindo Adiperkasa Tbk. PT	554,100	196,067
	Impack Pratama Industri Tbk. PT	17,884,900	380,418
	Indika Energy Tbk. PT	5,449,000	539,526
	Indo Tambangraya Megah Tbk. PT	879,900	1,406,313
	Indocement Tunggal Prakarsa Tbk. PT	2,080,700	952,525
	Indomobil Sukses Internasional Tbk. PT	874,000	70,487
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	830,638
*††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	40,796
*	Japfa Comfeed Indonesia Tbk. PT	13,165,700	1,534,916

		Shares	Value»
INDONESIA — (Continued)
	Jasa Marga Persero Tbk. PT	5,080,200	$1,567,005
	Jaya Real Property Tbk. PT	10,463,000	440,286
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	900,562
*	Lippo Karawaci Tbk. PT	1,383,200	10,841
	Map Aktif Adiperkasa PT	19,234,300	1,329,387
	Matahari Department Store Tbk. PT	924,000	90,299
	MD Entertainment Tbk. PT	3,604,100	725,692
	Medco Energi Internasional Tbk. PT	17,296,406	1,410,070
*	Media Nusantara Citra Tbk. PT	9,560,000	200,920
	Medikaloka Hermina Tbk. PT	13,922,600	1,331,891
*	Metro Healthcare Indonesia Tbk. PT	23,126,700	193,274
	Metrodata Electronics Tbk. PT	15,657,100	634,423
	Metropolitan Kentjana Tbk. PT	100,200	165,850
	Mitra Adiperkasa Tbk. PT	25,360,200	2,548,148
	Mitra Keluarga Karyasehat Tbk. PT	1,957,800	337,686
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	250,861
*	MNC Land Tbk. PT	3,997,500	42,580
	Nippon Indosari Corpindo Tbk. PT	4,415,589	276,726
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,243,400	1,529,034
*	Pacific Strategic Financial Tbk. PT	15,586,300	1,077,288
	Pakuwon Jati Tbk. PT	36,260,700	1,103,580
*	Panin Financial Tbk. PT	49,629,800	1,503,252
*	Paninvest Tbk. PT	3,889,800	282,653
	Perusahaan Gas Negara Tbk. PT	22,410,200	2,231,739
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,475,500	426,841

1048

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Pool Advista Indonesia Tbk. PT	10,473,500	$6,256
*	PP Persero Tbk. PT	1,103,700	31,340
	Puradelta Lestari Tbk. PT	20,326,900	213,407
*††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	74,766
	Salim Ivomas Pratama Tbk. PT	5,132,700	138,729
	Sampoerna Agro Tbk. PT	1,315,600	171,073
	Samudera Indonesia Tbk. PT	10,115,500	219,051
*	Sarana Meditama Metropolitan Tbk. PT	951,700	17,689
	Sariguna Primatirta Tbk. PT	5,940,900	488,319
*	Sawit Sumbermas Sarana Tbk. PT	7,416,900	559,011
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,602,958
	Semen Indonesia Persero Tbk. PT	4,961,600	1,247,571
	Siloam International Hospitals Tbk. PT	3,439,900	823,128
	Sinar Mas Agro Resources & Technology Tbk. PT	696,360	185,334
*††	Sri Rejeki Isman Tbk. PT	35,353,931	61,664
	Summarecon Agung Tbk. PT	14,372,246	613,475
	Surya Citra Media Tbk. PT	29,728,000	261,526
	Surya Semesta Internusa Tbk. PT	10,348,900	805,308
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	10,997,500	101,713
	Tempo Scan Pacific Tbk. PT	1,255,300	212,724
*	Timah Tbk. PT	8,208,514	678,751
*††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,786,600	830,278

		Shares	Value»
INDONESIA — (Continued)
*	Trias Sentosa Tbk. PT	32,818,400	$1,038,896
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	32,052
	Triputra Agro Persada PT	9,451,500	557,226
	Tunas Baru Lampung Tbk. PT	5,795,228	250,954
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,680,472
	Unggul Indah Cahaya Tbk. PT	48,239	25,118
*††	Waskita Beton Precast Tbk. PT	28,238,300	36,114
*††	Waskita Karya Persero Tbk. PT	30,184,766	72,851
*††	Wijaya Karya Persero Tbk. PT	1,665,600	40,070
	XL Axiata Tbk. PT	10,827,079	1,550,285

TOTAL INDONESIA			71,091,979

KUWAIT — (0.6%)
	A’ayan Leasing & Investment Co. KSCP	1,125,654	579,804
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	22,738	37,100
	Al-Eid Food KSC	75,789	57,707
	Ali Alghanim Sons Automotive Co. KSCC	85,516	293,209
*	Alimtiaz Investment Group KSC	1,214,612	190,674
*	Arabi Group Holding KSC	502,885	623,986
	Arzan Financial Group for Financing & Investment KPSC	1,482,121	1,030,408
*	Asiya Capital Investments Co. KSCP	1,501,808	204,919
	Boubyan Petrochemicals Co. KSCP	537,164	1,172,663
	Boursa Kuwait Securities Co. KPSC	222,353	1,544,697

1049

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	202,267	$417,082
	Commercial Facilities Co. SAKP	28,413	20,008
	Commercial Real Estate Co. KSC	3,124,360	1,497,319
	Gulf Cables & Electrical Industries Group Co. KSCP	150,191	814,226
	Heavy Engineering & Ship Building Co. KSCP, Class B	152,527	401,703
	Humansoft Holding Co. KSC	220,248	1,875,134
	Integrated Holding Co. KCSC	338,285	562,298
*	Jazeera Airways Co. KSCP	25,791	86,676
*	Kuwait Cement Co. KSC	94,916	59,395
	Kuwait Financial Centre SAK	23,180	10,136
	Kuwait Insurance Co. SAK	18,311	34,894
	Kuwait International Bank KSCP	1,786,833	1,110,570
	Kuwait Real Estate Co. KSC	2,110,692	1,643,586
	Mezzan Holding Co. KSCC	239,144	762,460
*	National Consumer Holding Co. SAK	126,755	44,432
	National Industries Group Holding SAK	2,901,954	2,271,825
	National Investments Co. KSCP	1,082,323	913,938
*	Rasiyat Holding Co.	13,513	15,818
	Salhia Real Estate Co. KSCP	810,125	1,137,129
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	628,191	317,140
*	Warba Bank KSCP	2,141,760	1,331,279

TOTAL KUWAIT			21,062,215

		Shares	Value»
MALAYSIA — (1.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	$906,125
#	Able Global Bhd	59,300	26,172
#	Aeon Co. M Bhd	1,014,100	336,335
#	AEON Credit Service M Bhd	624,000	997,491
#	AFFIN Bank Bhd	534,474	366,110
	Ajinomoto Malaysia Bhd	52,700	176,440
	Alliance Bank Malaysia Bhd	1,940,100	1,943,076
	Allianz Malaysia Bhd	134,100	629,746
	AME Elite Consortium Bhd	170,900	61,880
	Ancom Nylex Bhd	1,300,395	304,418
*	Ann Joo Resources Bhd	110,550	21,244
*	Astro Malaysia Holdings Bhd	199,300	11,127
	Aurelius Technologies Bhd	120,300	75,636
*	Bahvest Resources Bhd	208,400	38,215
#	Bank Islam Malaysia Bhd	1,305,800	804,751
#*	Berjaya Corp. Bhd	6,274,407	454,799
	Berjaya Food Bhd	1,350,346	135,461
#*	Berjaya Land Bhd	2,413,200	179,426
#*	Bermaz Auto Bhd	1,452,400	680,038
#	British American Tobacco Malaysia Bhd	242,800	399,511
#*	Bumi Armada Bhd	6,513,300	739,330
	Bursa Malaysia Bhd	595,400	1,226,822
#	Cahya Mata Sarawak Bhd	1,514,600	476,772
#	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,629,220
	CB Industrial Product Holding Bhd	599,440	174,833
	CCK Consolidated Holdings Bhd	145,100	51,785
#	CTOS Digital Bhd	1,554,800	408,960
	D&O Green Technologies Bhd	895,100	467,398
#*	Dagang NeXchange Bhd	1,927,400	154,812
#	Datasonic Group Bhd	987,200	86,382
	Dayang Enterprise Holdings Bhd	1,387,975	672,873

1050

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	DRB-Hicom Bhd	1,954,800	$466,175
#	Duopharma Biotech Bhd	1,029,238	294,009
	Dutch Lady Milk Industries Bhd	79,100	543,373
#*	Eastern & Oriental Bhd	309,900	61,085
	Eco World Development Group Bhd	2,221,100	897,677
*	Econpile Holdings Bhd	404,300	35,977
#*	Ekovest Bhd	2,346,550	180,402
	FAR East Holdings Bhd	258,300	216,398
	Farm Fresh Bhd	470,800	194,825
#	Formosa Prosonic Industries Bhd	203,500	133,307
#	Frontken Corp. Bhd	2,738,150	2,376,080
	Gas Malaysia Bhd	597,600	509,603
	Genting Plantations Bhd	260,000	313,552
#	Globetronics Technology Bhd	1,155,772	134,793
*††	Golden Plus Holding Bhd	216,000	0
*	Greatech Technology Bhd	104,800	52,107
#	Guan Chong Bhd	136,700	83,648
	Hap Seng Plantations Holdings Bhd	170,200	71,669
#*	Hengyuan Refining Co. Bhd	264,800	145,850
#	Hextar Global Bhd	528,600	107,408
#	Hiap Teck Venture Bhd	2,888,100	199,136
#	Hibiscus Petroleum Bhd	1,362,519	622,521
	Hong Leong Industries Bhd	350,400	1,076,025
	Hume Cement Industries Bhd	25,600	19,840
	IGB Bhd	999,381	601,425
*	Iskandar Waterfront City Bhd	1,196,100	145,900
#	ITMAX SYSTEM Bhd	127,300	103,839
#*	JAKS Resources Bhd	1,636,980	46,136
#	Jaya Tiasa Holdings Bhd	1,010,527	285,327
	Keck Seng Malaysia Bhd	289,650	370,967

		Shares	Value»
MALAYSIA — (Continued)
	Kelington Group Bhd	451,100	$315,676
#	Kenanga Investment Bank Bhd	346,300	71,022
	Kerjaya Prospek Group Bhd	609,690	279,523
#	Kim Loong Resources Bhd	838,580	454,069
	Kossan Rubber Industries Bhd	2,868,400	1,367,670
	KPJ Healthcare Bhd	510,000	242,218
#	Kretam Holdings Bhd	1,415,600	193,921
#*	KSL Holdings Bhd	790,818	319,622
	LBS Bina Group Bhd	2,657,916	336,978
#	Leong Hup International Bhd	798,900	124,469
#*Ω	Lotte Chemical Titan Holding Bhd	924,897	198,285
	LPI Capital Bhd	385,924	1,188,750
	Magni-Tech Industries Bhd	561,433	309,691
#	Magnum Bhd	1,292,963	347,966
#	Mah Sing Group Bhd	3,024,787	1,177,284
#	Malakoff Corp. Bhd	4,788,000	910,104
	Malayan Flour Mills Bhd	1,660,575	247,370
#	Malaysia Smelting Corp. Bhd	276,400	146,082
	Malaysian Pacific Industries Bhd	48,200	283,405
#	Malaysian Resources Corp. Bhd	3,474,466	435,167
#	Matrix Concepts Holdings Bhd	2,487,337	1,193,562
#	MBM Resources Bhd	418,496	590,006
#	MBSB Bhd	729,390	122,512
	Mega First Corp. Bhd	1,538,100	1,442,656
#	Mi Technovation Bhd	301,700	129,679
#	MKH Bhd	776,334	210,091
#	MKH Oil Palm East Kalimantan Bhd	148,215	20,587
	MNRB Holdings Bhd	667,088	336,151
#	MPHB Capital Bhd	697,600	258,859
*	Muhibbah Engineering M Bhd	1,359,125	287,534

1051

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd	5,140,510	$969,278
#	Nationgate Holdings Bhd	384,800	183,572
*††	Nylex Malaysia Bhd	4,205	86
	OCK Group Bhd	178,600	19,413
	Oriental Holdings Bhd	599,300	1,008,971
#	OSK Holdings Bhd	3,977,655	1,409,870
	Padini Holdings Bhd	1,331,800	1,065,501
	Panasonic Manufacturing Malaysia Bhd	25,084	104,788
	Pantech Group Holdings Bhd	1,007,619	209,389
#	Paramount Corp. Bhd	716,455	168,138
	Pecca Group Bhd	48,300	14,034
	Pentamaster Corp. Bhd	4,700	4,101
#	Perak Transit Bhd	948,749	160,482
#	Petron Malaysia Refining & Marketing Bhd	165,500	163,131
	PIE Industrial Bhd	41,600	49,035
#*	Ranhill Utilities Bhd	1,590,149	438,764
#	RCE Capital Bhd	870,400	323,459
#	REDtone Digital Bhd	146,600	33,461
	RGB International Bhd	856,400	72,650
#*	Salcon Bhd	119,600	7,872
#	Sam Engineering & Equipment M Bhd	412,749	400,716
*	Sapura Energy Bhd	13,232,800	103,656
#	Sarawak Oil Palms Bhd	830,255	598,782
	Scientex Bhd	1,441,472	1,457,681
#	SFP Tech Holdings Bhd	449,000	61,977
#	Shangri-La Hotels Malaysia Bhd	117,700	53,985
#	Sime Darby Property Bhd	2,508,300	807,701
	SKP Resources Bhd	1,897,324	450,425
#*	Solarvest Holdings Bhd	274,400	99,660
	SP Setia Bhd. Group	4,450,400	1,420,579
	Sports Toto Bhd	1,638,876	566,703
#	Sunway Construction Group Bhd	575,736	586,856
	Suria Capital Holdings Bhd	269,560	118,500

		Shares	Value»
MALAYSIA — (Continued)
	Syarikat Takaful Malaysia Keluarga Bhd	731,957	$660,119
#	Ta Ann Holdings Bhd	494,189	481,948
	Taliworks Corp. Bhd	476,616	84,107
#	Thong Guan Industries Bhd	477,800	164,776
#*	Tropicana Corp. Bhd	1,690,590	495,768
#	TSH Resources Bhd	1,056,400	259,721
	Uchi Technologies Bhd	887,200	780,645
	UEM Edgenta Bhd	538,000	78,419
	UEM Sunrise Bhd	3,027,600	660,676
	Unisem M Bhd	137,000	94,000
	United Malacca Bhd	398,850	462,900
#	UOA Development Bhd	4,062,400	1,759,683
*	Uzma Bhd	53,700	9,931
#	Velesto Energy Bhd	8,441,608	363,945
#	VS Industry Bhd	6,198,700	1,366,622
#*	Wasco Bhd	145,600	36,365
#*	WCT Holdings Bhd	1,512,493	310,022
	Wellcall Holdings Bhd	883,400	306,486
*	YNH Property Bhd	128,516	13,251

TOTAL MALAYSIA			59,989,751

MEXICO — (2.5%)
	Alfa SAB de CV, Class A	195,468	141,061
#*	Alpek SAB de CV	611,668	397,395
	Alsea SAB de CV	1,200,172	2,897,639
*	Axtel SAB de CV	4,721,689	278,447
Ω	Banco del Bajio SA	2,291,141	5,080,483
	Bolsa Mexicana de Valores SAB de CV	946,129	1,546,187
*	Consorcio ARA SAB de CV	1,273,094	203,598
*	Controladora AXTEL SAB de CV	858,225	13,940
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,106,143	824,791
	Corp. Actinver SAB de CV	179,820	148,281
	Corp. Inmobiliaria Vesta SAB de CV	1,538,415	4,005,668

1052

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	955,567	$1,192,698
	Corp. Moctezuma SAB de CV	696,531	2,610,751
	Corporativo Fragua SAB de CV	3	132
	Cydsa SAB de CV	10,875	8,636
#*††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,306
	GCC SAB de CV	538,452	4,416,170
	Genomma Lab Internacional SAB de CV, Class B	1,443,862	1,933,857
	Gentera SAB de CV	2,901,196	3,711,768
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,836,338
#	Grupo Comercial Chedraui SA de CV	1,396,451	8,843,713
#	Grupo Herdez SAB de CV	1,400,647	3,667,953
*	Grupo Hotelero Santa Fe SAB de CV	594,821	115,935
	Grupo Industrial Saltillo SAB de CV	1,006,573	862,224
*	Grupo Pochteca SAB de CV	134,254	42,538
*	Grupo Posadas SAB de CV	89,587	122,183
#	Grupo Rotoplas SAB de CV	663,018	676,951
#*	Grupo Simec SAB de CV (SIMECB MM), Class B	945,472	8,741,464
	Grupo Televisa SAB (TLEVICPO MM)	145,404	71,941
*Ω	Grupo Traxion SAB de CV	356,102	385,119
*	Hoteles City Express SAB de CV	363,518	85,386
*	Industrias CH SAB de CV, Class B	1,683,487	15,439,501
	KUO SAB de CV, Class B	713,527	1,465,602

		Shares	Value»
MEXICO — (Continued)
	La Comer SAB de CV	2,946,226	$5,356,641
	Megacable Holdings SAB de CV	1,601,556	3,535,357
#*	Minera Frisco SAB de CV, Class A1	5,320,705	1,037,045
*Ω	Nemak SAB de CV	1,906,967	202,043
#*	Ollamani SAB	12,275	20,858
#	Orbia Advance Corp. SAB de CV	682,665	625,365
	Organizacion Cultiba SAB de CV	976,948	501,425
	Organizacion Soriana SAB de CV, Class B	358,274	506,717
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	388,175	3,382,115
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,039	47,318
	Qualitas Controladora SAB de CV	374,606	2,603,212
	Regional SAB de CV	505,137	3,213,418
*††	San Luis Rassini	3,300	0
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	143,298
*	Vitro SAB de CV, Class A	239,817	105,469

TOTAL MEXICO			96,049,937

PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	3,158,100	466,932
	A Soriano Corp.	2,931,411	766,142
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,599,400	729,397
	Alsons Consolidated Resources, Inc.	1,074,000	9,045
	Apex Mining Co., Inc.	5,852,000	427,111
*	AyalaLand Logistics Holdings Corp.	842,100	28,765

1053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Belle Corp.	12,306,400	$389,336
*	Bloomberry Resorts Corp.	8,335,800	1,102,530
	Century Pacific Food, Inc.	2,699,500	1,949,539
	China Banking Corp.	5,694,814	5,729,177
	COL Financial Group, Inc.	120,000	4,040
*	Converge Information & Communications Technology Solutions, Inc.	3,258,900	899,891
	Cosco Capital, Inc.	2,433,000	227,578
	D&L Industries, Inc.	5,788,900	622,448
*	DITO CME Holdings Corp.	737,100	22,445
	DMCI Holdings, Inc.	5,003,100	962,142
*	DoubleDragon Corp.	478,590	85,971
	East West Banking Corp.	437,200	76,421
	Filinvest Development Corp.	1,794,522	167,108
	Filinvest Land, Inc.	53,722,577	738,911
	First Philippine Holdings Corp.	1,527,600	1,593,981
	GT Capital Holdings, Inc.	149,920	1,852,281
	Keepers Holdings, Inc.	378,000	13,434
	LT Group, Inc.	3,026,800	535,806
	Manila Water Co., Inc.	4,902,200	2,211,135
	Megaworld Corp.	9,893,000	392,535
	Nickel Asia Corp.	8,120,100	477,026
	Petron Corp.	750,800	32,596
	Philcomsat Holdings Corp.	316,021	581,738
	Philex Mining Corp.	1,221,300	69,378
*	Philippine National Bank	767,726	358,585
*††	Philippine National Construction Corp.	173,000	2,736
	Philippine Savings Bank	471,647	494,591
	Philippine Seven Corp.	21,020	26,414
	Philippine Stock Exchange, Inc.	49,642	145,243
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	50,070

		Shares	Value»
PHILIPPINES — (Continued)
*Ω	PNB Housing Finance Ltd.	346,684	$3,959,333
	Puregold Price Club, Inc.	1,554,890	870,970
	RFM Corp.	7,485,068	516,543
	Rizal Commercial Banking Corp.	2,651,952	1,226,175
	Robinsons Land Corp.	5,714,851	1,509,303
	Robinsons Retail Holdings, Inc.	211,240	141,774
	Security Bank Corp.	536,590	849,631
	Semirara Mining & Power Corp.	785,800	438,963
	Shakey’s Pizza Asia Ventures, Inc.	274,900	43,171
*	Shell Pilipinas Corp.	94,390	15,085
	Synergy Grid & Development Phils, Inc.	484,800	78,289
*	Top Frontier Investment Holdings, Inc.	1,790	1,997
	Union Bank of the Philippines	1,814,103	1,187,057
	Vista Land & Lifescapes, Inc.	6,943,200	195,609
	Vistamalls, Inc.	589,600	18,804
	Wilcon Depot, Inc.	2,776,300	768,534

TOTAL PHILIPPINES			36,063,716

POLAND — (1.2%)
*	11 bit studios SA	3,486	225,787
	AB SA	2,202	50,084
*	Agora SA	63,301	153,276
	Alior Bank SA	83,870	1,832,707
#	Amica SA	6,296	91,144
*	AmRest Holdings SE	112,625	587,843
#	Apator SA	33,904	157,984
	Arctic Paper SA	20,701	90,021
#	ASBISc Enterprises PLC	49,914	226,882
	Asseco Poland SA	78,194	1,754,085
	Auto Partner SA	45,436	241,341
*	Bank Millennium SA	569,270	1,185,424
*	Bank Ochrony Srodowiska SA	63,177	173,412
	Benefit Systems SA	2,854	1,714,569
	Boryszew SA	143,028	191,000
	Budimex SA	22,204	2,776,923
*	CCC SA	57,277	2,530,102
#	Celon Pharma SA	12,556	87,585
#*	CI Games SA	170,085	65,906
#*	Cognor Holding SA	114,943	178,440

1054

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Cyber Folks SA	381	$11,355
*	Cyfrowy Polsat SA	23,125	73,132
	Develia SA	1,491,512	2,103,763
	Dom Development SA	15,579	740,709
	Echo Investment SA	22,550	24,813
*	Enea SA	559,136	1,556,262
#	Eurocash SA	136,173	293,440
*	Fabryki Mebli Forte SA	48,823	253,107
#	Globe Trade Centre SA	360,186	409,476
*	Grenevia SA	344,264	161,952
#*	Grupa Azoty SA	71,903	371,865
	Grupa Kety SA	52,444	8,938,766
	Grupa Pracuj SA	664	8,544
	Inter Cars SA	33,276	3,923,604
#*	Jastrzebska Spolka Weglowa SA	81,914	550,286
	KRUK SA	59,735	6,399,905
#*	Lubawa SA	30,768	31,537
	Lubelski Wegiel Bogdanka SA	4,290	22,968
	Mirbud SA	82,029	226,555
	Mo-BRUK SA	2,418	169,115
	Neuca SA	2,309	465,674
	Newag SA	522	4,474
*	PKP Cargo SA	19,651	80,563
	PlayWay SA	1,894	129,783
*	Polimex-Mostostal SA	121,962	66,934
	Stalexport Autostrady SA	164,889	109,983
	Synektik SA	3,997	178,617
*	Tauron Polska Energia SA	2,405,636	2,224,583
#*	TEN Square Games SA	5,135	102,267
	Text SA	23,223	344,218
	Torpol SA	24,822	190,751
	VRG SA	873,743	707,306
	Warsaw Stock Exchange	44,450	471,818
	Wawel SA	365	55,576
	Wirtualna Polska Holding SA	8,819	163,888
Ω	XTB SA	81,174	1,315,204
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	10,040

		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	$131,653

TOTAL POLAND			47,339,001

QATAR — (0.7%)
*	Aamal Co.	4,613,827	1,110,977
	Al Khaleej Takaful Group QSC	460,590	289,766
	Al Meera Consumer Goods Co. QSC	191,841	779,617
	Baladna	1,185,642	441,286
	Barwa Real Estate Co.	3,407,029	2,669,597
	Doha Bank QPSC	3,946,608	1,943,112
	Doha Insurance Co. QSC	178,039	125,816
*	Estithmar Holding QPSC	1,518,680	715,194
	Gulf International Services QSC	2,627,664	2,287,024
	Gulf Warehousing Co.	630,441	566,394
*	Lesha Bank LLC	2,969,615	1,123,856
	Mannai Corp. QSC	265,205	278,794
	Mazaya Real Estate Development QPSC	1,136,188	194,296
	Medicare Group	320,646	420,585
	Qatar Aluminum Manufacturing Co.	4,936,711	1,738,818
	Qatar Insurance Co. SAQ	3,614,391	2,150,974
	Qatar Islamic Insurance Group	29,663	69,100
	Qatar National Cement Co. QSC	666,601	672,896
	Qatar Navigation QSC	1,466,991	4,609,657
	Salam International Investment Ltd. QSC	2,225,787	426,246
	United Development Co. QSC	3,162,309	992,273
	Vodafone Qatar QSC	5,136,998	2,624,196
*	Widam Food Co.	75,411	52,361
	Zad Holding Co.	19,015	71,762

TOTAL QATAR			26,354,597

1055

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	$0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0

SAUDI ARABIA — (4.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	328,732	249,386
	Abdullah Al Othaim Markets Co.	1,244,508	3,908,912
*	Advanced Petrochemical Co.	211,100	2,042,889
	Al Babtain Power & Telecommunication Co.	120,559	1,433,065
	Al Hammadi Holding	246,494	2,614,973
*	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	746,775
	Al Jouf Agricultural Development Co.	44,544	808,341
*	Al Jouf Cement Co.	49,578	133,609
*	Al Khaleej Training & Education Co.	58,172	416,201
*	Al Moammar Information Systems Co.	7,811	390,997
*	Al Rajhi Co. for Co-operative Insurance	27,473	1,308,115
*	Al Yamamah Steel Industries Co.	76,456	677,156
	Alamar Foods	15,542	318,705
	Alandalus Property Co.	194,116	1,315,939
	Alaseel Co.	562,580	732,680
*	Al-Baha Development & Investment Co.	4,088,694	281,163
	Aldrees Petroleum & Transport Services Co.	146,334	5,381,864
	Al-Etihad Cooperative Insurance Co.	46,794	263,517

		Shares	Value»
SAUDI ARABIA — (Continued)
*	AlJazira Takaful Ta’awuni Co.	29,661	$129,719
*	AlKhorayef Water & Power Technologies Co.	45,973	1,968,334
	Almawarid Manpower Co.	3,982	115,510
	Almunajem Foods Co.	48,392	1,497,995
*	Alujain Corp.	85,994	923,804
*	Anaam International Holding Group Co.	817,444	271,485
*	Arabia Insurance Cooperative Co.	46,243	155,180
	Arabian Cement Co.	140,580	941,999
Ω	Arabian Centres Co.	354,997	1,943,107
	Arabian Contracting Services Co.	35,071	1,637,106
	Arabian Drilling Co.	22,839	667,994
*	Arabian Pipes Co.	25,024	871,465
*	Arabian Shield Cooperative Insurance Co.	81,351	414,971
	Arriyadh Development Co.	275,498	2,203,088
*	ARTEX Industrial Investment Co.	100,610	424,557
	Astra Industrial Group	130,613	6,190,125
	Ataa Educational Co.	45,409	928,450
*	Basic Chemical Industries Ltd.	26,023	209,094
	Bawan Co.	90,760	1,074,247
	BinDawood Holding Co.	528,181	998,975
*	Buruj Cooperative Insurance Co.	11,116	55,531
	Catrion Catering Holding Co.	130,751	4,133,140
*	Chubb Arabia Cooperative Insurance Co.	40,251	534,718
	City Cement Co.	208,685	973,658
	Dallah Healthcare Co.	74,403	3,162,693
*	Dar Al Arkan Real Estate Development Co.	1,393,461	6,169,975
	East Pipes Integrated Co. for Industry	28,823	1,272,941
	Eastern Province Cement Co.	116,026	1,071,885

1056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Electrical Industries Co.	1,772,460	$3,763,664
*	Emaar Economic City	1,175,232	2,684,503
	First Milling Co.	23,705	406,532
*	Fitaihi Holding Group	420,136	450,213
	Gulf Insurance Group	22,835	186,888
*	Gulf Union Cooperative Insurance Co.	61,206	259,358
*	Herfy Food Services Co.	30,815	199,826
	Jamjoom Pharmaceuticals Factory Co.	2,009	90,451
*	Jazan Development & Investment Co.	41,147	148,943
	L’Azurde Co. for Jewelry	9,303	33,751
	Leejam Sports Co. JSC	78,537	3,967,869
*	Malath Cooperative Insurance Co.	19,541	77,554
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	878,815
*	Methanol Chemicals Co.	103,259	474,315
*	Middle East Healthcare Co.	117,786	2,261,105
*	Middle East Paper Co.	124,729	1,322,646
*	Middle East Specialized Cables Co.	50,327	525,835
	Mobile Telecommunications Co. Saudi Arabia	1,249,957	3,512,263
*	Najran Cement Co.	206,508	503,274
*	Nama Chemicals Co.	7,324	49,655
*	Naseej International Trading Co.	9,376	189,072
*	National Agriculture Development Co.	460,106	3,241,981
	National Co. for Glass Industries	63,808	924,619
	National Co. for Learning & Education	41,585	2,426,391

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Gas & Industrialization Co.	17,280	$499,302
*	National Gypsum	30,067	181,857
*	National Industrialization Co., Class C	967,619	2,747,617
	National Medical Care Co.	37,029	1,879,233
	Nayifat Finance Co.	132,378	515,809
	Northern Region Cement Co.	272,743	651,674
*	Perfect Presentation For Commercial Services Co.	27,689	109,397
	Qassim Cement Co.	104,169	1,449,636
*	Rabigh Refining & Petrochemical Co.	16,200	35,138
	Retal Urban Development Co.	346,110	1,334,623
	Riyadh Cement Co.	28,417	213,086
*	Saudi Arabian Amiantit Co.	3,044	27,914
	Saudi Automotive Services Co.	136,941	2,946,345
	Saudi Cement Co.	229,786	2,457,270
*	Saudi Ceramic Co.	147,806	1,279,424
	Saudi Chemical Co. Holding	1,535,816	4,752,679
*	Saudi Ground Services Co.	50,552	711,347
	Saudi Investment Bank	181,036	634,558
*	Saudi Kayan Petrochemical Co.	1,003,546	2,074,722
	Saudi Paper Manufacturing Co.	71,527	1,295,777
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	148,255	1,319,124
*	Saudi Printing & Packaging Co., Class C	26,532	95,611
*	Saudi Public Transport Co.	248,132	1,453,603
*	Saudi Real Estate Co.	493,378	3,370,309
*	Saudi Reinsurance Co.	173,403	1,711,611
*	Saudi Research & Media Group	42,023	3,332,112
	Saudi Steel Pipe Co.	30,294	573,435

1057

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	49,883	$4,762,492
*	Scientific & Medical Equipment House Co.	20,814	304,126
*	Seera Group Holding	535,616	3,267,707
*	SHL Finance Co.	54,539	233,651
*	Sinad Holding Co.	198,455	754,176
	Southern Province Cement Co.	146,751	1,292,720
	Sumou Real Estate Co.	4,706	49,908
	Sustained Infrastructure Holding Co.	127,131	1,021,535
*	Tabuk Agriculture	5,111	22,331
	Tabuk Cement Co.	73,904	242,872
*	Takween Advanced Industries Co.	11,513	35,563
	Tanmiah Food Co.	15,063	543,566
	Theeb Rent A Car Co.	61,107	1,264,745
	United Electronics Co.	134,725	3,610,195
	United International Transportation Co.	118,492	2,714,209
*	Walaa Cooperative Insurance Co.	141,023	829,604
*	Wataniya Insurance Co.	49,099	359,951
	Yamama Cement Co.	375,757	3,198,842
	Yanbu Cement Co.	221,061	1,354,323
*	Zamil Industrial Investment Co.	118,960	878,080

TOTAL SAUDI ARABIA			156,939,365

SOUTH AFRICA — (3.3%)
	Adcock Ingram Holdings Ltd.	150,109	588,853
	Advtech Ltd.	2,578,964	4,580,219
	AECI Ltd.	261,073	1,429,606
	African Rainbow Minerals Ltd.	277,940	2,798,466
#	Afrimat Ltd.	233,924	883,368
	Alexander Forbes Group Holdings Ltd.	1,437,620	589,147
	Altron Ltd., Class A	631,230	662,958
*	Astral Foods Ltd.	102,031	1,001,099
#	AVI Ltd.	939,094	5,888,770
	Barloworld Ltd.	411,138	1,936,381

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Blue Label Telecoms Ltd.	768,332	$241,567
	Cashbuild Ltd.	50,175	498,489
	Caxton & CTP Publishers & Printers Ltd.	124,012	87,157
	City Lodge Hotels Ltd.	524,412	142,146
	Coronation Fund Managers Ltd.	517,263	1,176,941
	Curro Holdings Ltd.	343,287	248,075
	DataTec Ltd.	1,385,859	3,169,716
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	2,189,216
#	DRDGOLD Ltd. (DRD SJ)	1,386,609	1,692,898
	Famous Brands Ltd.	116,283	414,334
	Foschini Group Ltd.	798,331	6,973,470
	Grindrod Ltd.	1,501,080	1,200,724
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,383,766	15,000,023
	Hudaco Industries Ltd.	88,913	1,015,887
	Italtile Ltd.	798,397	593,364
	JSE Ltd.	232,819	1,655,191
*	KAP Ltd.	4,420,673	825,685
*	Lesaka Technologies, Inc.	776	4,001
	Lewis Group Ltd.	170,216	688,552
	Life Healthcare Group Holdings Ltd.	3,325,861	3,016,139
	Merafe Resources Ltd.	2,704,008	221,114
*	Metair Investments Ltd.	301,783	183,576
	Momentum Group Ltd.	2,835,169	4,624,730
	Motus Holdings Ltd.	384,063	2,571,887
	Mpact Ltd.	347,624	578,971
	Mr. Price Group Ltd.	518,749	7,566,902
*	MultiChoice Group	454,852	2,869,413
	Netcare Ltd.	1,499,146	1,261,004
	Ninety One Ltd.	547,323	1,168,924
	Northam Platinum Holdings Ltd.	495,901	3,668,911
	Oceana Group Ltd.	238,080	919,592
#	Old Mutual Ltd. (OMU SJ)	1,251,101	863,635
	Omnia Holdings Ltd.	415,165	1,584,210
*	Pick n Pay Stores Ltd.	788,912	1,138,242
	PPC Ltd.	2,215,637	494,292

1058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial Services Ltd.	2,017,236	$2,140,742
*	Rainbow Chicken	535,302	104,115
	Raubex Group Ltd.	488,630	1,328,618
*	RCL Foods Ltd.	535,302	276,524
	Reunert Ltd.	429,350	1,961,695
	RFG Holdings Ltd.	214,387	205,927
	Santam Ltd.	131,354	2,771,607
	Sappi Ltd.	1,496,080	4,025,070
	Southern Sun Ltd.	118,795	56,392
*	SPAR Group Ltd.	464,794	3,355,384
	Spur Corp. Ltd.	195,492	385,168
	Sun International Ltd.	802,125	2,068,220
	Super Group Ltd.	854,317	1,088,426
*	Telkom SA SOC Ltd.	696,544	1,074,456
	Thungela Resources Ltd. (TGA SJ)	198,976	1,435,101
	Tiger Brands Ltd.	397,975	5,358,489
#*	Transaction Capital Ltd.	1,423,791	233,764
*	Trencor Ltd.	903,601	384,751
	Truworths International Ltd.	895,145	5,699,943
	Tsogo Sun Ltd.	780,668	547,784
*	We Buy Cars Pty. Ltd.	465,266	954,047
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	2,247,509
	Zeda Ltd.	315,187	259,204

TOTAL SOUTH AFRICA			128,870,781

SOUTH KOREA — (8.9%)
*	3S Korea Co. Ltd.	128,600	195,450
	ABOV Semiconductor Co. Ltd.	29,094	201,547
*	Abpro Bio Co. Ltd.	231,018	89,883
*	ADTechnology Co. Ltd.	24,651	315,000
	Advanced Nano Products Co. Ltd.	8,603	536,463
	Advanced Process Systems Corp.	25,697	328,382
	Aekyung Chemical Co. Ltd.	37,586	283,066
	Aekyung Industrial Co. Ltd.	21,735	249,751
*	Agabang&Company	63,105	204,610
	Ahnlab, Inc.	20,292	870,980
*	Air Busan Co. Ltd.	117,262	201,993
	Ajin Industrial Co. Ltd.	49,110	95,896
*	ALUKO Co. Ltd.	126,001	209,757

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Amicogen, Inc.	125,969	$428,701
*	Aminologics Co. Ltd.	63,227	54,905
*	Anam Electronics Co. Ltd.	163,756	150,098
*	Ananti, Inc.	98,493	363,494
*	Anapass, Inc.	26,082	352,363
*	Anterogen Co. Ltd.	4,153	45,565
*	APS, Inc.	44,932	203,079
*††	Arion Technology, Inc.	51,658	0
	Asia Cement Co. Ltd.	54,970	426,260
	ASIA Holdings Co. Ltd.	3,528	646,402
	Asia Pacific Satellite, Inc.	19,738	164,766
	Asia Paper Manufacturing Co. Ltd.	81,215	475,884
*	Asiana Airlines, Inc.	82,372	600,206
	Atec Co. Ltd.	10,670	129,312
	Atinum Investment Co. Ltd.	108,601	200,620
	Avaco Co. Ltd.	31,776	357,790
	Avatec Co. Ltd.	7,666	62,161
	Baiksan Co. Ltd.	44,605	422,577
*	Beno Tnr, Inc.	39,358	108,747
	BGF Co. Ltd.	34,926	90,910
	BGF retail Co. Ltd.	4,592	384,213
	BGFecomaterials Co. Ltd.	61,247	149,565
#	BH Co. Ltd.	79,009	944,347
*	BHI Co. Ltd.	43,958	358,004
	Binggrae Co. Ltd.	14,995	682,614
	Bio Plus Co. Ltd.	112,311	430,179
*	Biodyne Co. Ltd.	31,138	463,695
*	Bioneer Corp.	58,282	1,001,599
	BioNote, Inc.	14,026	47,695
*	Biosolution Co. Ltd.	2,116	26,047
*	BNC Korea Co. Ltd.	162,737	563,520
#	Boditech Med, Inc.	37,840	428,030
	BoKwang Industry Co. Ltd.	4,554	12,772
	Bookook Securities Co. Ltd.	10,528	213,217
#	Boryung	107,363	861,558
*	Bosung Power Technology Co. Ltd.	125,191	271,318
	Brand X Co. Ltd.	32,597	195,579
*††	Bucket Studio Co. Ltd.	55,178	8,637

1059

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bukwang Pharmaceutical Co. Ltd.	58,605	$205,726
	BYC Co. Ltd.	7,100	166,787
	Byucksan Corp.	111,783	160,842
*	C&C International Corp.	5,121	246,420
*	Cafe24 Corp.	36,658	633,370
	Cape Industries Ltd.	28,205	97,948
#	Caregen Co. Ltd.	41,041	501,333
*	Chabiotech Co. Ltd.	12,765	158,642
	Chemtronics Co. Ltd.	39,956	559,294
*	Chemtros Co. Ltd.	14,027	47,127
	Cheryong Electric Co. Ltd.	18,387	694,410
	Cheryong Industrial Co. Ltd.	15,751	68,337
*	Chips&Media, Inc.	37,182	370,045
*	Choil Aluminum Co. Ltd.	208,438	247,951
*	Chokwang Leather Co. Ltd.	333	12,946
	Chong Kun Dang Pharmaceutical Corp.	20,001	1,482,487
	Chongkundang Holdings Corp.	11,961	481,892
*††	Chorokbaem Media Co. Ltd.	49,739	36,511
#*	Chunbo Co. Ltd.	8,084	323,635
*	CJ CGV Co. Ltd.	198,726	807,845
*	CJ ENM Co. Ltd.	31,776	1,444,028
	CJ Freshway Corp.	7,074	90,526
*	CKD Bio Corp.	10,942	201,793
	CLIO Cosmetics Co. Ltd.	13,245	211,007
*	CMG Pharmaceutical Co. Ltd.	223,130	336,590
*	CoAsia Corp.	34,949	115,091
*	Com2uS Holdings Corp.	3,880	65,452
	Com2uSCorp.	15,096	472,880
*	ContentreeJoongAng Corp.	16,113	105,987
*	Corentec Co. Ltd.	4,425	19,788
	Cosmax, Inc.	24,025	2,615,719
*	Cosmecca Korea Co. Ltd.	16,670	950,573
*	Cosmochemical Co. Ltd.	72,777	1,118,771
	Cowintech Co. Ltd.	9,925	99,062
	CR Holdings Co. Ltd.	43,755	180,269

		Shares	Value»
SOUTH KOREA — (Continued)
*	Creative & Innovative System	162,892	$1,027,038
	Creverse, Inc.	4,488	51,649
*	CrystalGenomics Invites Co. Ltd.	53,513	96,499
*	CS Bearing Co. Ltd.	10,707	42,368
*	CTC BIO, Inc.	46,578	262,700
*	Cube Entertainment, Inc.	11,296	105,899
	Cuckoo Holdings Co. Ltd.	24,333	428,428
	Cuckoo Homesys Co. Ltd.	14,951	240,138
*	Curexo, Inc.	50,532	247,114
	Cymechs, Inc.	9,321	73,447
	D.I Corp.	73,014	951,055
*	DA Technology Co. Ltd.	133,285	19,606
	Dae Hwa Pharmaceutical Co. Ltd.	24,386	298,787
	Dae Won Kang Up Co. Ltd.	103,903	296,373
*††	Dae Yu Co. Ltd.	4,904	1,532
*	Daea TI Co. Ltd.	195,936	377,103
	Daebongls Co. Ltd.	13,270	163,047
	Daechang Forging Co. Ltd.	14,072	51,603
	Daedong Corp.	53,430	319,859
	Daeduck Co. Ltd.	11,226	50,438
	Daeduck Electronics Co. Ltd.	101,235	1,244,192
	Daehan Flour Mill Co. Ltd.	2,993	287,832
	Daehan New Pharm Co. Ltd.	25,586	143,887
	Daehan Steel Co. Ltd.	34,780	335,686
*	Dae-Il Corp.	74,654	197,011
*	Daejoo Electronic Materials Co. Ltd.	21,066	1,633,179
#	Daesang Corp.	73,468	1,093,765
	Daesang Holdings Co. Ltd.	46,079	292,139
	Daesung Energy Co. Ltd.	28,072	187,289
*	Daesung Industrial Co. Ltd.	23,378	58,322
*	Daewon Cable Co. Ltd.	132,288	261,676
	Daewon Pharmaceutical Co. Ltd.	54,458	564,195

1060

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Engineering & Construction Co. Ltd.	561,613	$1,432,031
	Daewoong Co. Ltd.	43,186	809,471
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,603,021
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	12,801	232,850
	Daishin Securities Co. Ltd.	112,901	1,403,665
#*	Danal Co. Ltd.	141,692	322,221
	Daol Investment & Securities Co. Ltd.	128,420	259,886
	Daou Data Corp.	46,710	369,162
	Daou Technology, Inc.	91,181	1,207,114
*	Dasan Networks, Inc.	54,226	133,836
*	Dawonsys Co. Ltd.	86,984	697,320
	DB Financial Investment Co. Ltd.	85,680	334,863
*	DB, Inc.	207,239	240,116
#*	Dear U Co. Ltd.	14,491	344,016
*	Dentis Co. Ltd.	26,691	136,476
	Dentium Co. Ltd.	19,713	1,119,170
	Deutsch Motors, Inc.	51,870	174,187
*	Dexter Studios Co. Ltd.	20,489	110,529
	DGB Financial Group, Inc.	486,969	2,873,374
	DI Dong Il Corp.	52,667	1,469,639
	Digital Daesung Co. Ltd.	44,050	235,466
*	DIO Corp.	26,897	324,353
	DIT Corp.	19,195	192,167
*	DK Tech Co. Ltd.	16,229	96,165
	DL E&C Co. Ltd.	81,807	1,829,571
	DL Holdings Co. Ltd.	33,925	1,004,098
*††	DMOA Co. Ltd.	13,817	39,400
	DMS Co. Ltd.	48,116	191,140
	DN Automotive Corp.	36,536	507,956
	Dohwa Engineering Co. Ltd.	38,151	183,875
	Dong-A Socio Holdings Co. Ltd.	8,950	803,909
	Dong-A ST Co. Ltd.	12,085	668,671
	Dongbang Transport Logistics Co. Ltd.	83,714	138,908

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongjin Semichem Co. Ltd.	79,132	$1,525,406
	Dongkoo Bio & Pharma Co. Ltd.	25,733	99,863
#	DongKook Pharmaceutical Co. Ltd.	83,756	1,086,827
	Dongkuk Holdings Co. Ltd.	38,539	219,405
	Dongkuk Industries Co. Ltd.	106,036	514,747
	Dongkuk Steel Mill Co. Ltd.	97,861	616,681
*	Dongkuk Structures & Construction Co. Ltd.	61,327	111,298
	Dongsuh Cos., Inc.	12,769	245,598
	Dongsung Chemical Co. Ltd.	76,236	237,338
	Dongsung Finetec Co. Ltd.	60,256	478,521
*	Dongsung Pharmaceutical Co. Ltd.	12,650	40,692
*	Dongwha Enterprise Co. Ltd.	46,991	370,332
	Dongwha Pharm Co. Ltd.	71,325	387,544
	Dongwon Development Co. Ltd.	79,051	144,811
	Dongwon F&B Co. Ltd.	22,886	524,872
#	Dongwon Systems Corp.	15,661	571,957
	Dongwoon Anatech Co. Ltd.	46,494	727,925
	Dongyang E&P, Inc.	17,442	237,015
*	Dongyang Steel Pipe Co. Ltd.	253,822	134,058
#*	Doosan Fuel Cell Co. Ltd.	111,453	1,396,621
	Doosan Tesna, Inc.	25,272	540,800
	DoubleUGames Co. Ltd.	39,354	1,513,137
	Douzone Bizon Co. Ltd.	27,017	1,151,936
*	Dream Security Co. Ltd.	62,038	153,058
	Dreamtech Co. Ltd.	106,192	646,053
*	DRTECH Corp.	174,833	387,347
*	DSK Co. Ltd.	6,892	24,584

1061

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duk San Neolux Co. Ltd.	38,011	$749,627
*	Duksan Techopia Co. Ltd.	4,254	115,088
	Duksung Co. Ltd.	19,284	92,324
	DY Corp.	49,910	166,780
	DY POWER Corp.	17,479	155,003
*††	E Investment&Development Co. Ltd.	74,253	14,044
	E1 Corp.	612	32,949
	Easy Bio, Inc.	24,228	61,244
#	Easy Holdings Co. Ltd.	92,222	173,028
*	Echo Marketing, Inc.	24,173	183,864
*	Eco&Dream Co. Ltd.	3,633	99,981
	Ecoplastic Corp.	46,906	95,318
	Ecopro HN Co. Ltd.	26,985	906,124
*	Edge Foundry Co. Ltd.	83,540	158,969
*††	Ehwa Technologies Information Co. Ltd.	455,538	55,787
	Elentec Co. Ltd.	41,047	160,753
	E-MART, Inc.	56,265	2,648,100
*	EMKOREA Co. Ltd.	60,600	91,705
*	EMRO, Inc.	16,487	619,756
#	EM-Tech Co. Ltd.	42,707	763,173
	ENF Technology Co. Ltd.	33,305	385,478
*	Enplus Co. Ltd.	153,755	149,831
*	Enzychem Lifesciences Corp.	116,828	119,685
*	ESTsoft Corp.	13,168	122,921
*††	E-TRON Co. Ltd.	1,594,702	43,334
*	Eubiologics Co. Ltd.	66,644	741,067
	Eugene Corp.	131,241	324,068
	Eugene Investment & Securities Co. Ltd.	196,429	559,640
	Eugene Technology Co. Ltd.	48,507	1,295,377
	Eusu Holdings Co. Ltd.	28,440	105,352
*	EV Advanced Material Co. Ltd.	56,097	84,179
*	Everybot, Inc.	11,863	133,324
*	E-World	100,128	124,401
*	Exem Co. Ltd.	127,408	158,153
	Exicon Co. Ltd.	13,693	120,760
	FarmStory Co. Ltd.	158,408	149,222
*	Fine M-Tec Co. Ltd.	70,382	297,045
#	Fine Semitech Corp.	39,942	532,085
*	Firstec Co. Ltd.	96,567	223,395
*††	Flask Co. Ltd.	70,072	15,030

		Shares	Value»
SOUTH KOREA — (Continued)
*	Foosung Co. Ltd.	163,495	$736,636
	Fursys, Inc.	10,910	330,521
	Gabia, Inc.	41,698	406,552
*	GAEASOFT	28,220	190,522
	Galaxia Moneytree Co. Ltd.	61,913	378,899
*	GAMSUNG Corp. Co. Ltd.	155,481	408,074
*	Gaon Cable Co. Ltd.	8,771	237,960
	GC Cell Corp.	23,183	582,138
*	GeneOne Life Science, Inc.	92,962	167,965
*	Genexine, Inc.	63,660	335,240
*	Genome & Co.	4,808	12,403
	Geumhwa PSC Co. Ltd.	5,152	102,477
	Global Standard Technology Co. Ltd.	34,790	381,036
*	Global Tax Free Co. Ltd.	60,979	176,117
*	GnBS eco Co. Ltd.	31,616	74,372
	GOLFZON Co. Ltd.	13,009	607,722
	Golfzon Newdin Holdings Co. Ltd.	55,780	152,621
	Gradiant Corp.	19,305	167,840
	Grand Korea Leisure Co. Ltd.	75,977	627,693
	Green Cross Corp.	11,208	1,313,733
#	Green Cross Holdings Corp.	39,716	470,386
	Green Cross Wellbeing Corp.	10,347	82,545
*††	Green Pine Tree Co. Ltd.	4,742	1,289
*	GS Engineering & Construction Corp.	148,774	1,910,116
	GS Global Corp.	133,558	300,500
	Gwangju Shinsegae Co. Ltd.	8,673	186,632
	HAESUNG DS Co. Ltd.	34,794	665,389
	Haesung Industrial Co. Ltd.	14,187	68,601
	Han Kuk Carbon Co. Ltd.	101,139	792,606
#	Hana Materials, Inc.	21,077	449,253
	Hana Micron, Inc.	122,607	988,843
	Hana Pharm Co. Ltd.	2,755	22,204
*	Hana Technology Co. Ltd.	7,132	145,093
	Hana Tour Service, Inc.	28,813	1,022,269

1062

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanall Biopharma Co. Ltd.	44,830	$1,421,181
	Hancom, Inc.	45,561	620,874
	Handok, Inc.	15,167	151,930
	Handsome Co. Ltd.	32,238	362,614
	Hanil Cement Co. Ltd.	42,854	438,548
	Hanil Feed Co. Ltd.	49,655	147,254
	Hanil Holdings Co. Ltd.	42,979	434,151
	Hanjin Transportation Co. Ltd.	20,132	278,712
	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	230,339
	Hankook Shell Oil Co. Ltd.	2,067	484,564
	HanmiGlobal Co. Ltd.	23,691	249,001
	Hannong Chemicals, Inc.	22,149	276,256
*	Hans Biomed Corp.	6,937	41,252
#	Hansae Co. Ltd.	36,173	401,444
	Hansae Yes24 Holdings Co. Ltd.	9,629	34,395
	Hanshin Machinery Co.	91,455	220,037
	Hansol Chemical Co. Ltd.	8,341	756,208
	Hansol Holdings Co. Ltd.	18,707	31,212
*	Hansol IONES Co. Ltd.	42,103	204,341
	Hansol Paper Co. Ltd.	29,247	198,193
	Hansol Technics Co. Ltd.	67,237	211,304
#	Hanssem Co. Ltd.	5,364	205,857
*	Hanwha Engine	128,636	1,320,021
	Hanwha General Insurance Co. Ltd.	154,105	532,588
*	Hanwha Investment & Securities Co. Ltd.	386,884	989,884
*	Hanyang Digitech Co. Ltd.	12,064	103,194
	Hanyang Eng Co. Ltd.	32,984	404,833
	Hanyang Securities Co. Ltd.	27,737	247,550
	Harim Co. Ltd.	130,329	270,571
	Harim Holdings Co. Ltd.	90,964	354,275

		Shares	Value»
SOUTH KOREA — (Continued)
	HB SOLUTION Co. Ltd.	110,496	$295,260
	HB Technology Co. Ltd.	184,189	299,168
	HD Hyundai Construction Equipment Co. Ltd.	28,714	1,065,931
*	HD Hyundai Energy Solutions Co. Ltd.	10,284	170,120
	HD Hyundai Infracore Co. Ltd.	358,324	1,714,968
	HDC Holdings Co. Ltd.	76,944	625,665
	HDC Hyundai Development Co-Engineering & Construction, Class E	113,941	1,633,286
*	HD-Hyundai Marine Engine	47,003	647,487
	Hecto Financial Co. Ltd.	6,200	73,451
	Hecto Innovation Co. Ltd.	22,751	203,926
*	Helixmith Co. Ltd.	74,639	196,941
*	Heung-A Shipping Co. Ltd.	52,170	72,249
	Heunggu Oil Co. Ltd.	9,995	119,714
	HFR, Inc.	6,961	48,539
	High Tech Pharm Co. Ltd.	9,652	104,800
	Hite Jinro Co. Ltd.	82,045	1,257,984
	HK inno N Corp.	39,832	1,424,417
	HL Holdings Corp.	13,479	340,544
	HL Mando Co. Ltd.	93,660	2,446,612
*	HLB Biostep Co. Ltd.	134,697	205,864
*	HLB Life Science Co. Ltd.	37,342	237,910
*	HLB Therapeutics Co. Ltd.	76,804	511,763
*	Home Center Holdings Co. Ltd.	71,384	41,884
*	Homecast Co. Ltd.	29,186	56,435
	HS Hyosung Advanced Materials Corp.	6,690	1,283,368
*	HS Hyosung Corp.	2,755	79,556
	HS Industries Co. Ltd.	79,327	244,345
#*	Humasis Co. Ltd.	122,730	172,918
*	Humedix Co. Ltd.	17,849	392,693
	Huons Co. Ltd.	26,666	527,917

1063

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	19,370	$481,327
	Husteel Co. Ltd.	68,021	196,419
	Huvitz Co. Ltd.	22,385	145,593
	Hwa Shin Co. Ltd.	51,695	326,592
	Hwaseung Enterprise Co. Ltd.	13,047	86,596
*	Hydro Lithium, Inc.	103,610	117,155
	Hy-Lok Corp.	21,786	371,212
	Hyosung Corp.	12,405	446,116
	Hyosung Heavy Industries Corp.	936	269,192
	Hyosung TNC Corp.	6,592	1,466,928
	Hyundai Bioland Co. Ltd.	45,093	167,151
*	Hyundai BNG Steel Co. Ltd.	25,841	247,471
	HYUNDAI Corp.	17,473	243,040
	Hyundai Department Store Co. Ltd.	39,376	1,338,661
	Hyundai Elevator Co. Ltd.	47,846	1,635,551
	Hyundai Ezwel Co. Ltd.	39,631	160,193
	Hyundai Futurenet Co. Ltd.	73,607	208,497
	Hyundai GF Holdings	55,395	178,862
	Hyundai Green Food	34,518	291,139
	Hyundai Home Shopping Network Corp.	8,854	305,073
*	Hyundai Livart Furniture Co. Ltd.	34,510	198,543
	Hyundai Motor Securities Co. Ltd.	48,770	309,380
	Hyundai Movex Co. Ltd.	82,239	182,596
	Hyundai Pharmaceutical Co. Ltd.	65,014	182,275
	Hyundai Wia Corp.	48,953	1,470,337
	HyVision System, Inc.	35,874	445,716
	i3system, Inc.	15,256	421,109
*	ICD Co. Ltd.	12,652	42,676
	iFamilySC Co. Ltd.	24,791	335,866
*	Il Dong Pharmaceutical Co. Ltd.	46,117	451,597
	Iljin Diamond Co. Ltd.	10,553	92,584
	Iljin Electric Co. Ltd.	76,462	1,364,514

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	51,571	$148,584
*	Iljin Hysolus Co. Ltd.	21,825	329,352
	Iljin Power Co. Ltd.	16,029	114,001
	Ilshin Spinning Co. Ltd.	42,401	246,045
	ILSUNG IS	14,190	162,213
	Ilyang Pharmaceutical Co. Ltd.	19,829	180,990
	iMarketKorea, Inc.	44,240	269,107
	InBody Co. Ltd.	38,971	686,839
	Innocean Worldwide, Inc.	48,849	699,268
	InnoWireless Co. Ltd.	14,619	182,721
	Innox Advanced Materials Co. Ltd.	42,455	750,530
*	Inscobee, Inc.	12,882	13,946
#*	Insun ENT Co. Ltd.	102,136	411,556
*	Insung Information Co. Ltd.	102,138	156,782
	Intellian Technologies, Inc.	21,427	798,034
	Intelligent Digital Integrated Security Co. Ltd.	14,692	155,345
*	Interflex Co. Ltd.	14,415	105,394
††	Interojo Co. Ltd.	24,056	325,540
#	INTOPS Co. Ltd.	32,084	465,059
	iNtRON Biotechnology, Inc.	65,534	276,725
	IS Dongseo Co. Ltd.	49,372	718,526
	ISC Co. Ltd.	28,505	1,320,956
#	i-SENS, Inc.	61,743	857,351
*	ISU Abxis Co. Ltd.	60,528	270,044
*	ISU Chemical Co. Ltd.	45,355	251,472
*	ISU Specialty Chemical	47,981	1,397,023
*	ITEK, Inc.	31,032	124,368
*	ITM Semiconductor Co. Ltd.	7,456	99,457
*	Jahwa Electronics Co. Ltd.	39,683	458,795
	JB Financial Group Co. Ltd.	118,468	1,536,899
	Jeil Pharmaceutical Co. Ltd.	6,751	68,526
*	Jeju Air Co. Ltd.	85,324	587,674
*	Jeju Semiconductor Corp.	98,093	840,440
*	Jin Air Co. Ltd.	56,409	457,405
	Jinsung T.E.C	32,603	201,765

1064

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	JNK Global Co. Ltd.	10,773	$28,228
*	JNTC Co. Ltd.	28,417	424,952
	Jusung Engineering Co. Ltd.	82,875	1,822,193
	JVM Co. Ltd.	13,712	204,151
	JW Holdings Corp.	189,488	410,928
	JW Life Science Corp.	10,799	85,301
	JW Pharmaceutical Corp.	44,214	860,095
	JYP Entertainment Corp.	5,004	176,009
#	K Car Co. Ltd.	29,897	280,739
	K Ensol Co. Ltd.	12,022	135,320
*	Kakao Games Corp.	114,403	1,462,516
	Kangnam Jevisco Co. Ltd.	9,315	168,351
*	Kangstem Biotech Co. Ltd.	83,163	127,772
	KC Co. Ltd.	27,573	375,484
	KC Tech Co. Ltd.	30,014	772,252
	KCC Glass Corp.	26,898	763,037
	KCTC	5,489	17,901
	KEC Corp.	441,800	286,793
	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,400,320
	KG Chemical Corp.	58,879	168,592
	KG Dongbusteel	75,501	372,209
	KG Eco Solution Co. Ltd.	62,240	233,539
*††	KG Mobility Co.	75,195	244,402
	Kginicis Co. Ltd.	41,532	274,319
	KGMobilians Co. Ltd.	40,320	130,434
	KH Vatec Co. Ltd.	49,877	332,633
*	Kib Plug Energy	157,823	46,286
	KINX, Inc.	8,997	452,887
	KISCO Corp.	60,091	387,251
	KISCO Holdings Co. Ltd.	31,963	495,089
	KISWIRE Ltd.	32,950	457,672
#*	KMW Co. Ltd.	71,523	409,640
*	KNJ Co. Ltd.	15,605	178,098
	Koentec Co. Ltd.	82,232	439,709
	Koh Young Technology, Inc.	186,625	1,466,678
	Kolmar BNH Co. Ltd.	27,237	278,390
	Kolmar Holdings Co. Ltd.	60,370	307,214
	Kolmar Korea Co. Ltd.	35,808	1,820,728
	Kolon Corp.	19,104	199,433
	Kolon Enp, Inc.	34,751	142,132

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Industries, Inc.	46,574	$1,091,774
*	Kolon Life Science, Inc.	12,180	165,788
	KoMiCo Ltd.	21,663	782,658
	KONA I Co. Ltd.	4,011	43,591
	Korea Alcohol Industrial Co. Ltd.	47,508	310,681
	Korea Asset In Trust Co. Ltd.	98,823	208,802
	Korea Cast Iron Pipe Industries Co. Ltd.	18,635	86,050
*	Korea Circuit Co. Ltd.	34,515	249,470
*	Korea District Heating Corp.	5,230	172,920
	Korea Electric Terminal Co. Ltd.	17,663	974,228
	Korea Electronic Power Industrial Development Co. Ltd.	52,760	481,833
	Korea Export Packaging Industrial Co. Ltd.	44,390	84,588
	Korea Fuel-Tech Corp.	22,878	83,088
*	Korea Information & Communications Co. Ltd.	40,310	235,603
	Korea Information Certificate Authority, Inc.	14,595	42,642
*	Korea Line Corp.	458,150	599,298
	Korea Movenex Co. Ltd.	63,971	165,630
	Korea Petrochemical Ind Co. Ltd.	11,382	884,868
	Korea Petroleum Industries Co.	10,290	118,955
	Korea Real Estate Investment & Trust Co. Ltd.	397,836	300,106
	Korea United Pharm, Inc.	33,488	502,771
	Korean Reinsurance Co.	376,293	2,566,010
	Koryo Credit Information Co. Ltd.	8,628	60,735
*	KOSES Co. Ltd.	22,051	138,058
*	KPS Corp.	14,284	61,219
	KPX Chemical Co. Ltd.	5,232	178,331

1065

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE Ltd.	49,591	$345,510
	KT Skylife Co. Ltd.	19,874	72,247
	KTCS Corp.	64,503	132,919
	Kukdong Oil & Chemicals Co. Ltd.	26,369	71,211
#*††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	20,729
	Kukjeon Pharmaceutical Co. Ltd.	48,244	143,912
*	Kumho HT, Inc.	51,178	23,872
#*	Kumho Tire Co., Inc.	181,488	581,773
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	449,436
	KX Innovation Co. Ltd.	56,709	144,291
	Kyeryong Construction Industrial Co. Ltd.	18,316	175,654
	Kyobo Securities Co. Ltd.	49,980	193,269
††	Kyongbo Pharmaceutical Co. Ltd.	36,171	146,257
	Kyung Dong Navien Co. Ltd.	21,138	1,323,536
	KyungDong City Gas Co. Ltd.	7,976	108,718
	KyungDong Invest Co. Ltd.	1,335	73,261
	Kyungdong Pharm Co. Ltd.	46,653	213,463
	Kyung-In Synthetic Corp.	86,219	186,777
	L&C Bio Co. Ltd.	35,426	455,880
*	L&K Biomed Co. Ltd.	30,178	157,497
*	LabGenomics Co. Ltd.	55,155	137,582
*	Lake Materials Co. Ltd.	115,339	1,225,693
*	LB Semicon, Inc.	114,801	365,832
	Lee Ku Industrial Co. Ltd.	40,118	128,325
	LF Corp.	40,870	442,346
	LG HelloVision Co. Ltd.	14,456	27,282
	LOT Vacuum Co. Ltd.	42,497	304,917
	Lotte Chilsung Beverage Co. Ltd.	10,158	897,624

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Data Communication Co.	7,870	$128,860
	Lotte Energy Materials Corp.	55,583	1,508,577
	LOTTE Fine Chemical Co. Ltd.	47,555	1,591,879
	LOTTE Himart Co. Ltd.	34,338	198,670
*	Lotte Non-Life Insurance Co. Ltd.	133,537	218,767
	Lotte Rental Co. Ltd.	39,177	815,807
#	Lotte Shopping Co. Ltd.	28,528	1,359,302
#*	Lotte Tour Development Co. Ltd.	35,807	250,485
	Lotte Wellfood Co. Ltd.	6,376	602,403
	LS Eco Energy Ltd.	35,473	698,780
	LS Marine Solution Co. Ltd.	41,609	434,994
*	LVMC Holdings	304,103	479,870
	LX Hausys Ltd.	10,185	291,212
	LX Holdings Corp.	72,830	375,571
	LX International Corp.	84,711	1,860,194
	LX Semicon Co. Ltd.	31,382	1,386,362
	M.I.Tech Co. Ltd.	26,692	163,343
	Macrogen, Inc.	17,038	217,551
	Maeil Dairies Co. Ltd.	6,480	180,174
	MAKUS, Inc.	19,658	123,220
*	Manyo Co. Ltd.	9,701	127,039
	Mcnex Co. Ltd.	36,111	451,411
*	MDS Tech, Inc.	65,909	49,392
*	Medipost Co. Ltd.	29,457	140,586
*	Medytox, Inc.	13,641	1,687,914
	Meerecompany, Inc.	10,737	141,392
	MegaStudy Co. Ltd.	20,057	162,951
	MegaStudyEdu Co. Ltd.	26,459	823,154
	Mgame Corp.	45,350	205,984
	Mi Chang Oil Industrial Co. Ltd.	981	69,101
*	MiCo Ltd.	74,179	506,529
*	Micro Digital Co. Ltd.	23,411	194,410
*	Mirae Asset Life Insurance Co. Ltd.	94,577	358,340
*	Mirae Asset Venture Investment Co. Ltd.	34,878	117,728
	Miwon Chemicals Co. Ltd.	3,654	211,076

1066

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Commercial Co. Ltd.	5,072	$741,287
	Miwon Specialty Chemical Co. Ltd.	5,925	608,322
	MK Electron Co. Ltd.	57,809	327,458
#*	MNTech Co. Ltd.	63,871	467,261
*	Mobase Electronics Co. Ltd.	11,194	14,351
#	Modetour Network, Inc.	36,249	261,026
*	MONAYONGPYONG	28,909	78,586
	Motonic Corp.	27,391	172,017
	Motrex Co. Ltd.	36,574	263,434
	mPlus Corp.	23,227	153,909
	MS Autotech Co. Ltd.	89,091	199,279
	Muhak Co. Ltd.	14,237	59,332
	Multicampus Co. Ltd.	4,447	95,039
#	Myoung Shin Industrial Co. Ltd.	77,761	757,484
	Namhae Chemical Corp.	65,840	310,616
*	Namsun Aluminum Co. Ltd.	293,744	290,203
*	Namuga Co. Ltd.	27,708	243,415
	Namyang Dairy Products Co. Ltd.	805	402,211
*	NanoenTek, Inc.	14,682	40,803
	Nasmedia Co. Ltd.	6,004	66,624
*	Nature & Environment Co. Ltd.	139,093	60,137
	Nature Holdings Co. Ltd.	1,689	12,117
#	NeoPharm Co. Ltd.	21,216	197,012
	Neosem, Inc.	19,145	154,635
	Neowiz	43,589	655,330
*	Neowiz Holdings Corp.	13,636	202,300
*	Nepes Ark Corp.	11,540	108,646
*	NEPES Corp.	48,268	272,299
*	Neptune Co.	25,923	96,932
	New Power Plasma Co. Ltd.	52,076	182,154
*	Newflex Technology Co. Ltd.	25,891	96,484
	Nexen Corp.	108,320	356,481
	Nexen Tire Corp.	76,452	372,667
#*	Nexon Games Co. Ltd.	46,096	473,257
	NEXTIN, Inc.	18,543	860,756
	NHN Corp.	31,108	378,328
#	NHN KCP Corp.	80,285	420,253

		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	60,819	$496,088
	Nice Information & Telecommunication, Inc.	14,287	193,322
	NICE Information Service Co. Ltd.	122,690	984,903
	Nong Shim Holdings Co. Ltd.	5,721	279,813
	NOROO Paint & Coatings Co. Ltd.	26,273	159,400
	NOVAREX Co. Ltd.	11,174	79,108
	NPC	58,198	204,918
*	NUVOTEC Co. Ltd.	50,183	40,076
	OCI Co. Ltd.	10,794	560,850
	OCI Holdings Co. Ltd.	40,181	1,990,839
*	Okins Electronics Co. Ltd.	27,192	114,601
	ONEJOON Co. Ltd.	4,662	45,880
	OptoElectronics Solutions Co. Ltd.	21,388	157,605
	Oriental Precision & Engineering Co. Ltd.	52,444	125,659
	Orion Holdings Corp.	67,646	822,196
*	OSTEONIC Co. Ltd.	29,285	121,670
*††	Osung Advanced Materials Co. Ltd.	29,334	36,095
	Ottogi Corp.	3,748	1,141,896
	Paik Kwang Industrial Co. Ltd.	98,951	678,509
	Paradise Co. Ltd.	123,837	945,416
	Park Systems Corp.	13,163	2,021,548
#	Partron Co. Ltd.	105,103	541,157
*	People & Technology, Inc.	46,945	1,764,443
	PHA Co. Ltd.	23,841	169,922
	PharmaResearch Co. Ltd.	16,245	2,638,088
*	PharmGen Science, Inc.	13,643	46,837
#*	Pharmicell Co. Ltd.	129,668	472,373
	Philoptics Co. Ltd.	44,336	647,281
*	PI Advanced Materials Co. Ltd.	53,939	801,136
*	Polaris AI Corp.	122,377	207,593
*	Polaris Office Corp.	29,669	109,738
*	PonyLink Co. Ltd.	271,749	261,775
	Poongsan Corp.	57,097	2,855,834
	Poongsan Holdings Corp.	37,452	739,475
	Posco M-Tech Co. Ltd.	72,480	835,242

1067

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Steeleon Co. Ltd.	5,739	$149,618
*	Power Logics Co. Ltd.	90,835	329,417
	Protec Co. Ltd.	14,082	338,812
	PSK Holdings, Inc.	1,479	52,694
#	PSK, Inc.	61,581	909,671
	Pulmuone Co. Ltd.	26,098	196,381
	Pumtech Korea Co. Ltd.	13,185	351,265
*	Qurient Co. Ltd.	7,217	25,240
*	Ray Co. Ltd.	1,063	6,342
*	Refine Co. Ltd.	15,771	155,821
	Reyon Pharmaceutical Co. Ltd.	21,786	255,869
	RFHIC Corp.	30,056	280,251
*	RFTech Co. Ltd.	32,954	71,952
*	Robostar Co. Ltd.	21,039	329,872
*	Robotis Co. Ltd.	10,858	140,021
	Rorze Systems Corp.	13,518	183,363
	Rsupport Co. Ltd.	59,819	128,077
	S&S Tech Corp.	46,108	767,667
	Sajo Industries Co. Ltd.	7,744	376,308
	Sajodaerim Corp.	3,239	102,447
*	Saltlux, Inc.	7,752	92,700
	Sam Young Electronics Co. Ltd.	27,048	191,213
	Sam Yung Trading Co. Ltd.	56,953	525,300
	Sam-A Aluminum Co. Ltd.	11,754	429,769
*	Sambu Engineering & Construction Co. Ltd.	222,485	83,764
	Samchully Co. Ltd.	5,272	344,596
	SAMHWA Paints Industrial Co. Ltd.	31,205	165,445
	Samick THK Co. Ltd.	31,605	202,893
*	Samil Pharmaceutical Co. Ltd.	31,010	356,433
	Samji Electronics Co. Ltd.	13,833	87,240
	Samjin Pharmaceutical Co. Ltd.	27,872	370,861
*	Samkee Corp.	48,012	49,796
	Sammok S-Form Co. Ltd.	17,220	269,114
#	SAMPYO Cement Co. Ltd.	81,342	180,676

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co. Ltd.	130,019	$147,092
	SAMT Co. Ltd.	211,277	472,972
	Samwha Capacitor Co. Ltd.	26,881	636,372
	Samwha Electric Co. Ltd.	6,482	170,365
	Samyang Corp.	3,189	114,175
	Samyang Foods Co. Ltd.	2,795	1,042,085
	Samyang Holdings Corp.	10,721	550,739
	Samyang Packaging Corp.	5,987	71,016
	Samyang Tongsang Co. Ltd.	2,102	73,680
	Samyoung Co. Ltd.	58,165	183,259
	Sang-A Frontec Co. Ltd.	33,799	500,714
*	Sangbo Corp.	101,271	89,166
*	Sangsangin Co. Ltd.	25,018	30,210
	Sangsin Energy Display Precision Co. Ltd.	24,599	177,300
	Saramin Co. Ltd.	18,958	219,240
	Satrec Initiative Co. Ltd.	22,920	694,758
*††	SBW	881,230	32,210
*	SD Biosensor, Inc.	113,728	746,088
	SeAH Besteel Holdings Corp.	38,897	556,746
	SeAH Holdings Corp.	3,283	240,226
	SeAH Steel Corp.	3,625	298,019
	SeAH Steel Holdings Corp.	5,936	732,852
	Sebang Co. Ltd.	28,135	242,868
	Sebang Global Battery Co. Ltd.	18,787	959,874
#	Seegene, Inc.	80,908	1,403,853
	Segyung Hitech Co. Ltd.	6,340	33,025
	Sejin Heavy Industries Co. Ltd.	51,963	253,868
	Sejong Industrial Co. Ltd.	26,275	84,250
*	SEMCNS Co. Ltd.	46,254	187,548
	Sempio Foods Co.	8,124	171,440
#	Seobu T&D	89,612	400,621
	Seohee Construction Co. Ltd.	11,969	12,233
#*	Seojin System Co. Ltd.	69,476	1,421,256

1068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Seoul Auction Co. Ltd.	21,719	$123,332
	Seoul City Gas Co. Ltd.	3,309	126,206
	Seoul Semiconductor Co. Ltd.	99,509	673,805
	Seoyon Co. Ltd.	52,444	273,110
	Seoyon E-Hwa Co. Ltd.	37,029	363,273
*††	Sewon E&C Co. Ltd.	103,618	26,505
	SFA Engineering Corp.	50,747	770,829
#*	SFA Semicon Co. Ltd.	212,634	558,294
	SGC Energy Co. Ltd.	17,543	337,183
	Shin Heung Energy & Electronics Co. Ltd.	24,630	133,584
	Shindaeyang Paper Co. Ltd.	31,268	133,353
	Shinil Electronics Co. Ltd.	181,208	186,536
	Shinsegae International, Inc.	32,821	310,352
#	Shinsegae, Inc.	21,597	2,398,976
	Shinsung Delta Tech Co. Ltd.	39,687	1,270,096
*	Shinsung E&G Co. Ltd.	451,083	473,611
	Shinyoung Securities Co. Ltd.	17,134	1,016,854
*	Showbox Corp.	54,250	171,006
	SIMMTECH Co. Ltd.	65,374	772,060
	SIMPAC, Inc.	9,817	28,138
	Sindoh Co. Ltd.	10,505	311,423
	SK Chemicals Co. Ltd.	26,403	952,477
	SK Discovery Co. Ltd.	37,635	919,876
*	SK Eternix Co. Ltd.	38,974	421,193
	SK Gas Ltd.	7,286	1,051,424
	SK Networks Co. Ltd.	442,588	1,677,809
*	SK oceanplant Co. Ltd.	79,243	764,790
	SK Securities Co. Ltd.	888,955	327,437
	SL Corp.	48,829	1,160,899
*	SM Culture & Contents Co. Ltd.	120,984	147,520
	SM Entertainment Co. Ltd.	32,126	1,643,035
*	SMEC Co. Ltd.	56,803	122,681

		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Dynamics Co. Ltd.	41,800	$755,216
	SNT Holdings Co. Ltd.	24,371	399,600
	SNT Motiv Co. Ltd.	28,773	950,049
*	SOCAR, Inc.	655	8,674
#	Solid, Inc.	153,225	505,880
*	SOLUM Co. Ltd.	111,224	1,535,578
	Solus Advanced Materials Co. Ltd.	93,336	839,160
	Songwon Industrial Co. Ltd.	42,127	415,292
	Soop Co. Ltd.	27,378	1,896,594
	Soosan Industries Co. Ltd.	8,489	136,759
	Soulbrain Co. Ltd.	835	121,669
#	Soulbrain Holdings Co. Ltd.	18,254	638,533
	SPC Samlip Co. Ltd.	463	16,623
	SPG Co. Ltd.	39,138	598,268
	Spigen Korea Co. Ltd.	4,988	73,668
	ST Pharm Co. Ltd.	19,931	1,438,029
	STIC Investments, Inc.	123,274	719,419
	Straffic Co. Ltd.	43,520	136,766
#*	Studio Dragon Corp.	30,469	897,612
*	Sugentech, Inc.	3,575	16,238
	Suheung Co. Ltd.	20,519	234,448
*	Sukgyung AT Co. Ltd.	7,443	242,197
	Sung Kwang Bend Co. Ltd.	53,485	495,179
*	Sungchang Enterprise Holdings Ltd.	113,607	113,682
*	Sungeel Hitech Co. Ltd.	16,625	656,939
	Sungshin Cement Co. Ltd.	48,893	284,352
	Sungwoo Hitech Co. Ltd.	141,125	635,859
	Sunjin Co. Ltd.	31,933	152,744
*	Suprema, Inc.	14,506	266,693
*	SY Co. Ltd.	81,246	237,946
*	Synergy Innovation Co. Ltd.	120,206	240,727
*	Synopex, Inc.	244,522	1,262,643
	Systems Technology, Inc.	37,695	582,696
	T&L Co. Ltd.	12,428	600,971
	Tae Kyung Industrial Co. Ltd.	33,888	126,777

1069

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Taekwang Industrial Co. Ltd.	774	$365,062
	TAEKYUNG BK Co. Ltd.	19,970	65,456
*††	Taewoong Co. Ltd.	24,606	244,814
*	Taihan Electric Wire Co. Ltd.	10,167	85,835
	TCC Steel	43,779	1,369,825
	TechWing, Inc.	97,261	3,049,206
	Telechips, Inc.	28,079	257,709
	TES Co. Ltd.	45,212	545,080
*	Theragen Etex Co. Ltd.	26,992	67,301
	TK Corp.	47,666	424,489
	TKG Huchems Co. Ltd.	60,874	876,486
	TLB Co. Ltd.	18,038	177,764
	Tokai Carbon Korea Co. Ltd.	17,011	1,042,348
	Tongyang Life Insurance Co. Ltd.	102,305	451,523
	Tongyang, Inc.	250,617	137,827
*	Tonymoly Co. Ltd.	20,709	109,598
	Toptec Co. Ltd.	53,762	203,912
	Tovis Co. Ltd.	39,177	587,613
	TS Corp.	140,490	294,129
*	TS Nexgen Co. Ltd.	114,699	42,730
*	TSE Co. Ltd.	8,349	302,620
*	TSI Co. Ltd.	13,899	60,739
*	Tuksu Construction Co. Ltd.	8,187	36,861
	TYM Corp.	89,222	200,765
	UBCare Co. Ltd.	94,062	257,972
	Ubiquoss Holdings, Inc.	32,753	229,024
	Ubiquoss, Inc.	26,517	268,912
	Uju Electronics Co. Ltd.	15,673	164,637
*	Uni-Chem Co. Ltd.	164,057	183,974
	Unid Co. Ltd.	12,791	645,752
	Union Semiconductor Equipment & Materials Co. Ltd.	72,199	355,540
	Uniquest Corp.	10,960	36,829
*	Unison Co. Ltd.	158,142	79,591
#	UniTest, Inc.	54,326	399,596
	Unitrontech Co. Ltd.	23,503	83,965
	Value Added Technology Co. Ltd.	26,781	440,152
*	VICTEK Co. Ltd.	61,203	222,051
*††	Vidente Co. Ltd.	57,951	26,162
	Vieworks Co. Ltd.	29,404	507,545
*	Vina Tech Co. Ltd.	10,260	265,178

		Shares	Value»
SOUTH KOREA — (Continued)
	VIOL Co. Ltd.	7,479	$44,990
	Vitzro Tech Co. Ltd.	21,810	107,738
	Vitzrocell Co. Ltd.	48,568	657,831
*	VM, Inc.	40,119	243,188
*	VT Co. Ltd.	54,440	1,327,922
	Webzen, Inc.	49,778	611,380
*	Wellbiotec Co. Ltd.	132,296	52,247
*	Wemade Max Co. Ltd.	28,239	203,064
	Whanin Pharmaceutical Co. Ltd.	42,329	414,014
	Wins Co. Ltd.	26,784	242,106
	WiSoL Co. Ltd.	44,273	195,631
	Won Tech Co. Ltd.	24,723	102,181
*	Wonik Holdings Co. Ltd.	94,309	151,612
#*	WONIK IPS Co. Ltd.	22,826	452,611
	Wonik Materials Co. Ltd.	17,500	272,428
*	WONIK PNE Co. Ltd.	48,397	99,580
	Wonik QnC Corp.	52,975	907,243
	Woojin, Inc.	34,048	191,921
#*	Woongjin Thinkbig Co. Ltd.	71,458	90,294
*	Wooree Bio Co. Ltd.	40,246	101,691
#*	Woori Technology Investment Co. Ltd.	101,045	661,038
*	Woori Technology, Inc.	480,804	744,767
	Woory Industrial Co. Ltd.	5,696	48,107
*	Woosu AMS Co. Ltd.	82,749	188,606
	Worldex Industry & Trading Co. Ltd.	40,391	544,777
#*	Wysiwyg Studios Co. Ltd.	240,324	211,380
	Y G-1 Co. Ltd.	6,593	24,279
*	Y2 Solution Co. Ltd.	13,296	25,588
*	YC Corp.	94,783	835,132
	Yesco Holdings Co. Ltd.	2,663	98,534
#	YG Entertainment, Inc.	36,027	992,930
*	YG PLUS	29,423	121,191
*	YMT Co. Ltd.	6,100	36,576
	Youlchon Chemical Co. Ltd.	35,492	732,330
	Young Poong Corp.	493	141,987
#	Young Poong Precision Corp.	27,880	389,286
	Youngone Corp.	49,478	1,508,690

1070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Holdings Co. Ltd.	20,806	$1,330,775
*	YTN Co. Ltd.	23,116	53,056
	Yuanta Securities Korea Co. Ltd.	226,875	468,270
*	Yulho Co. Ltd.	90,312	119,077
*	Yungjin Pharmaceutical Co. Ltd.	220,912	384,219
	Zeus Co. Ltd.	66,051	643,719
	Zinus, Inc.	11,099	193,830

TOTAL SOUTH KOREA			345,034,890

TAIWAN — (18.7%)
	104 Corp.	1,000	6,845
#	91APP, Inc.	124,000	358,881
	Aaeon Technology, Inc.	17,845	70,323
	ABC Taiwan Electronics Corp.	201,954	136,845
	Abico Avy Co. Ltd.	328,841	298,007
#	Ability Enterprise Co. Ltd.	614,293	877,961
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	1,522,236
#	AcBel Polytech, Inc.	2,016,356	1,988,606
	Acer E-Enabling Service Business, Inc.	20,000	153,426
#*	ACES Electronic Co. Ltd.	333,822	562,303
*	Acon Holding, Inc.	785,560	303,958
#	Acter Group Corp. Ltd.	353,980	3,870,150
#	Action Electronics Co. Ltd.	732,000	398,511
#	Actron Technology Corp.	163,151	810,830
#	ADATA Technology Co. Ltd.	931,141	2,430,339
#	Addcn Technology Co. Ltd.	113,526	655,679
#*	Adimmune Corp.	512,000	385,184
#	Adlink Technology, Inc.	100,000	212,332
	Advanced Analog Technology, Inc.	18,000	42,605
	Advanced Ceramic X Corp.	156,000	775,536

		Shares	Value»
TAIWAN — (Continued)
	Advanced Energy Solution Holding Co. Ltd.	31,000	$492,879
#	Advanced International Multitech Co. Ltd.	384,000	945,681
#*	Advanced Optoelectronic Technology, Inc.	354,000	274,080
#	Advanced Power Electronics Corp.	138,000	333,417
#	Advancetek Enterprise Co. Ltd.	1,051,519	2,086,035
	Aero Win Technology Corp.	37,000	42,512
#	Aerospace Industrial Development Corp.	2,123,000	2,920,523
#	AGV Products Corp.	1,432,433	523,208
#	AIC, Inc.	34,934	334,310
#	Alexander Marine Co. Ltd.	55,618	474,109
#	Allied Circuit Co. Ltd.	113,000	499,532
	Allied Supreme Corp.	99,000	1,016,239
#	Allis Electric Co. Ltd.	540,016	1,847,917
*	Allmind Holdings Corp.	11,000	30,927
#	Alltek Technology Corp.	554,423	692,551
#	Alltop Technology Co. Ltd.	121,774	1,024,822
	Alpha Networks, Inc.	834,158	890,117
#	Altek Corp.	898,945	918,419
#	Amazing Microelectronic Corp.	278,352	831,726
#	Ambassador Hotel	1,092,000	1,974,937
#	AMPACS Corp.	153,000	244,315
#	Ampak Technology, Inc.	32,000	115,053
#	Ampire Co. Ltd.	317,000	344,152
	Ample Electronic Technology Co. Ltd.	34,000	129,017
#	AMPOC Far-East Co. Ltd.	317,444	1,124,918
#	AmTRAN Technology Co. Ltd.	1,789,259	1,150,729
*	Amulaire Thermal Technology, Inc.	163,017	163,620
#	Anderson Industrial Corp.	128,000	82,955

1071

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Anji Technology Co. Ltd.	139,317	$142,277
#	Anpec Electronics Corp.	197,007	1,125,509
	Aopen, Inc.	59,000	98,965
#	Apac Opto Electronics, Inc.	147,000	423,995
#	Apacer Technology, Inc.	315,325	468,565
	APAQ Technology Co. Ltd.	484	2,202
#	APCB, Inc.	321,000	169,235
#	Apex Biotechnology Corp.	226,483	203,097
#	Apex Dynamics, Inc.	4,000	96,144
#*	Apex International Co. Ltd.	485,470	652,822
#	Apex Science & Engineering	418,255	151,026
#	ARBOR Technology Corp.	88,000	107,329
	Arcadyan Technology Corp.	473,055	2,301,216
#	Ardentec Corp.	1,249,274	2,090,446
	ARES International Corp.	62,000	94,195
	Argosy Research, Inc.	185,396	890,996
	Asia Electronic Material Co. Ltd.	22,000	14,242
#	Asia Optical Co., Inc.	766,000	2,399,564
#	Asia Polymer Corp.	1,248,996	637,431
	Asia Tech Image, Inc.	198,000	597,417
#	ASIX Electronics Corp.	111,000	341,767
	ASolid Technology Co. Ltd.	40,000	69,902
#	ASROCK, Inc.	126,000	778,181
	ATE Energy International Co. Ltd.	188,000	181,275
#	Aten International Co. Ltd.	350,479	864,021
#	Auden Techno Corp.	44,000	149,239
#	Audix Corp.	279,600	618,168
#	AURAS Technology Co. Ltd.	136,148	2,735,684
#	Aurora Corp.	262,349	554,819
#	Avalue Technology, Inc.	164,000	502,174
	Avermedia Technologies	36,000	44,088

		Shares	Value»
TAIWAN — (Continued)
	Awea Mechantronic Co. Ltd.	43,210	$43,948
	Axiomtek Co. Ltd.	218,765	668,790
#*	Azurewave Technologies, Inc.	214,000	270,795
#	Bafang Yunji International Co. Ltd.	77,000	365,264
#*	Bank of Kaohsiung Co. Ltd.	3,506,159	1,269,104
#	Basso Industry Corp.	472,900	633,943
#	BenQ Materials Corp.	556,000	555,711
#	BES Engineering Corp.	4,254,750	1,431,659
#	Billion Electric Co. Ltd.	49,000	50,630
#	Bin Chuan Enterprise Co. Ltd.	224,070	253,952
	Bionime Corp.	119,000	265,764
#*	Biostar Microtech International Corp.	631,975	663,418
#	Bioteque Corp.	196,308	746,771
	Bizlink Holding, Inc.	61,000	879,347
	Bon Fame Co. Ltd.	40,000	111,362
#	Brave C&H Supply Co. Ltd.	75,000	287,480
#	Bright Led Electronics Corp.	375,520	245,725
	Brighten Optix Corp.	7,120	32,328
	Brighton-Best International Taiwan, Inc.	1,446,318	1,511,229
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	489,879
#	Browave Corp.	197,000	855,765
#	C Sun Manufacturing Ltd.	502,969	3,163,845
*	Calin Technology Co. Ltd.	101,000	122,927
	Calitech Co. Ltd.	12,000	26,794
*	Cameo Communications, Inc.	631,645	236,901
#	Capital Futures Corp.	328,895	575,597
	Capital Securities Corp.	5,089,501	3,490,777
#*	Career Technology MFG. Co. Ltd.	1,343,462	806,977

1072

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	199,353	$61,767
#*	Casing Macron Technology Co. Ltd.	108,000	83,146
#	Castles Technology Co. Ltd.	205,651	691,594
#	Caswell, Inc.	116,000	505,272
	Cathay Chemical Works	30,000	46,525
	Cathay Consolidated, Inc.	28,598	85,487
#	Cathay Real Estate Development Co. Ltd.	1,633,700	1,223,958
	Cayman Engley Industrial Co. Ltd.	75,099	101,027
	CCP Contact Probes Co. Ltd.	226,844	316,030
#*	Celxpert Energy Corp.	244,919	192,591
	Cenra, Inc.	419,500	504,081
#	Center Laboratories, Inc.	1,527,031	2,329,278
#	Central Reinsurance Co. Ltd.	832,905	688,349
	Century Iron & Steel Industrial Co. Ltd.	405,000	2,575,524
	Chain Chon Industrial Co. Ltd.	432,484	239,171
#*	ChainQui Construction Development Co. Ltd.	451,080	254,683
#	Chaintech Technology Corp.	20,000	27,492
#*	Champion Building Materials Co. Ltd.	701,465	214,145
	Champion Microelectronic Corp.	51,000	108,696
#	Chang Wah Electromaterials, Inc.	1,297,350	2,180,823
	Chang Wah Technology Co. Ltd.	1,180,425	1,326,106
#	Channel Well Technology Co. Ltd.	655,000	1,253,468
	Chant Sincere Co. Ltd.	138,000	292,889

		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	618,483	$1,875,442
#	CHC Healthcare Group	338,000	435,802
#	CHC Resources Corp.	346,282	729,605
#	Chen Full International Co. Ltd.	342,000	458,563
	Chenbro Micom Co. Ltd.	189,000	1,626,616
#	Chenfull Precision Co. Ltd.	29,000	101,101
#	Cheng Loong Corp.	2,720,383	2,012,688
#*	Cheng Mei Materials Technology Corp.	1,101,524	431,066
#	Cheng Uei Precision Industry Co. Ltd.	1,022,331	2,024,776
#	Chenming Electronic Technology Corp.	287,437	1,400,231
	Chia Chang Co. Ltd.	378,000	503,794
#	Chia Hsin Cement Corp.	1,760,643	963,496
	Chicony Power Technology Co. Ltd.	408,454	1,587,661
	Chief Telecom, Inc.	67,900	985,412
	Chieftek Precision Co. Ltd.	248,847	724,117
	Chien Kuo Construction Co. Ltd.	406,249	276,250
	Chien Shing Harbour Service Co. Ltd.	23,000	35,304
*	Chien Shing Stainless Steel Co. Ltd.	387,000	130,115
	China Bills Finance Corp.	2,632,000	1,218,904
#	China Ecotek Corp.	145,000	286,210
#	China Electric Manufacturing Corp.	798,959	401,159
#	China General Plastics Corp.	1,397,461	693,412
#	China Glaze Co. Ltd.	235,002	148,915
#*	China Man-Made Fiber Corp.	4,486,390	1,076,693
	China Metal Products	953,603	1,086,514
#	China Motor Corp.	654,600	1,388,464

1073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	China Petrochemical Development Corp.	9,665,553	$2,398,135
#	China Steel Chemical Corp.	471,554	1,422,693
#	China Steel Structure Co. Ltd.	282,000	465,978
#	China Wire & Cable Co. Ltd.	252,160	266,469
#	Chinese Maritime Transport Ltd.	266,594	349,640
#	Ching Feng Home Fashions Co. Ltd.	389,619	404,629
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,420,139
*	Chip Hope Co. Ltd.	102,000	193,528
#	Chipbond Technology Corp.	2,027,000	3,957,903
	ChipMOS Technologies, Inc. (8150 TT)	1,896,076	2,084,236
#	Chlitina Holding Ltd.	140,191	614,842
	Chong Hong Construction Co. Ltd.	639,666	1,728,973
#	Chun YU Works & Co. Ltd.	526,050	420,042
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,018,107
#	Chung Hung Steel Corp.	1,727,979	1,101,628
	Chung Hwa Food Industrial Co. Ltd.	126,535	347,129
#*	Chung Hwa Pulp Corp.	1,310,405	750,819
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	131,000	171,860
#	Chunghwa Precision Test Tech Co. Ltd.	52,000	943,923
#	Chyang Sheng Texing Co. Ltd.	304,000	222,617
	CKM Applied Materials Corp.	26,000	27,859
#	Cleanaway Co. Ltd. (8422 TT)	274,000	1,560,419
#	Clevo Co.	1,450,200	2,486,139
#*	CMC Magnetics Corp.	2,839,108	1,023,450
#	C-Media Electronics, Inc.	132,000	201,795
#*	CoAsia Electronics Corp.	181,827	219,310

		Shares	Value»
TAIWAN — (Continued)
	Collins Co. Ltd.	351,431	$195,140
	Complex Micro Interconnection Co. Ltd.	64,000	102,324
#	Compucase Enterprise	278,000	539,708
#	Concord International Securities Co. Ltd.	400,000	204,998
#*	Concord Securities Co. Ltd.	1,722,835	723,717
#	Continental Holdings Corp.	1,287,320	1,119,557
	Contrel Technology Co. Ltd.	513,000	988,286
#	Coremax Corp.	256,215	471,583
	Coretronic Corp.	1,108,200	2,355,223
	Co-Tech Development Corp.	795,533	1,453,117
	Coxon Precise Industrial Co. Ltd.	137,000	89,053
#	Cryomax Cooling System Corp.	59,860	73,592
#*	CSBC Corp. Taiwan	1,260,000	674,495
	CTCI Advanced Systems, Inc.	9,000	49,123
	CTCI Corp.	1,698,000	2,311,567
#	CTI Traffic Industries Co. Ltd.	92,000	480,095
	Cub Elecparts, Inc.	38,000	113,898
#	CviLux Corp.	227,040	374,231
#	Cyberlink Corp.	127,000	355,350
	CyberPower Systems, Inc.	223,650	2,134,365
#*	CyberTAN Technology, Inc.	972,779	1,076,421
	Cystech Electronics Corp.	15,750	44,340
#	DA CIN Construction Co. Ltd.	881,368	1,342,303
	Dafeng TV Ltd.	304,870	485,751
	Dah San Electric Wire & Cable Co. Ltd.	171,600	308,552
#	Da-Li Development Co. Ltd.	1,452,605	1,927,589
#	Darfon Electronics Corp.	658,550	987,370
#	Darwin Precisions Corp.	1,077,635	459,070
#	Daxin Materials Corp.	191,200	1,325,618

1074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	De Licacy Industrial Co. Ltd.	611,881	$311,085
#	Depo Auto Parts Ind Co. Ltd.	302,000	2,252,976
#	DFI, Inc.	43,000	113,968
	Dimerco Data System Corp.	208,612	743,295
#	Dimerco Express Corp.	453,945	1,190,789
	DingZing Advanced Materials, Inc.	11,000	48,315
#	D-Link Corp.	1,473,855	869,219
	Donpon Precision, Inc.	138,000	148,100
	Dr. Wu Skincare Co. Ltd.	57,000	258,176
#	Draytek Corp.	207,000	338,113
#	Drewloong Precision, Inc.	50,128	230,470
*	Dyaco International, Inc.	235,172	200,110
#	Dynamic Holding Co. Ltd.	762,707	1,559,768
	Dynapack International Technology Corp.	480,000	1,603,429
#	Eastech Holding Ltd.	118,000	449,154
*	Eastern Media International Corp.	628,765	366,680
	eCloudvalley Digital Technology Co. Ltd.	9,000	25,304
#	ECOVE Environment Corp.	113,000	984,210
#*	Edimax Technology Co. Ltd.	599,108	634,019
#	Edison Opto Corp.	262,749	212,975
#	Edom Technology Co. Ltd.	732,964	837,630
#	eGalax_eMPIA Technology, Inc.	185,777	278,792
*	EirGenix, Inc.	27,000	77,685
	Elan Microelectronics Corp.	907,400	4,076,822
#	E-Lead Electronic Co. Ltd.	197,873	463,154
#	E-LIFE MALL Corp.	295,000	767,942
#*	Elite Advanced Laser Corp.	531,226	3,448,429
	Elite Semiconductor Microelectronics Technology, Inc.	813,200	1,685,327

		Shares	Value»
TAIWAN — (Continued)
#	Elitegroup Computer Systems Co. Ltd.	875,254	$656,552
#	Emerging Display Technologies Corp.	462,000	361,257
	ENE Technology, Inc.	54,000	86,418
	Ennoconn Corp.	204,938	1,838,672
	Ennostar, Inc.	1,676,462	2,419,070
	EnTie Commercial Bank Co. Ltd.	1,719,603	770,313
#*	Epileds Technologies, Inc.	130,000	153,426
#	Episil-Precision, Inc.	276,000	480,348
	Eris Technology Corp.	46,019	397,941
#	Eson Precision Ind Co. Ltd.	272,000	540,201
	Eternal Materials Co. Ltd.	2,927,985	2,824,499
	Eurocharm Holdings Co. Ltd.	102,000	659,890
*	Ever Ohms Technology Co. Ltd.	19,000	20,594
#	Ever Supreme Bio Technology Co. Ltd.	157,025	892,795
*	Everest Textile Co. Ltd.	999,762	221,009
#	Evergreen Aviation Technologies Corp.	171,000	491,297
#	Evergreen International Storage & Transport Corp.	1,590,000	1,515,621
#	EVERGREEN Steel Corp.	436,000	1,378,486
#	Everlight Chemical Industrial Corp.	1,564,606	1,165,665
	Everlight Electronics Co. Ltd.	1,251,000	3,250,303
#*	Everspring Industry Co. Ltd.	209,800	88,610
*	Evertop Wire Cable Corp.	231,000	161,146
#	Excellence Opto, Inc.	269,000	231,749
#	Excelsior Medical Co. Ltd.	416,985	1,130,728
#	EZconn Corp.	176,609	2,488,288

1075

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	3,000,000	$2,384,484
#	Far Eastern International Bank	7,854,544	3,211,685
#	Farglory F T Z Investment Holding Co. Ltd.	456,970	611,643
	Farglory Land Development Co. Ltd.	657,000	1,373,795
	Feature Integration Technology, Inc.	37,000	79,984
#*	Federal Corp.	1,194,238	810,806
#	Feedback Technology Corp.	108,222	466,038
	Feng Hsin Steel Co. Ltd.	1,642,100	4,271,215
#	FineTek Co. Ltd.	53,488	255,325
#	Firich Enterprises Co. Ltd.	707,514	697,753
*	First Copper Technology Co. Ltd.	18,000	22,219
#	First Hi-Tec Enterprise Co. Ltd.	189,580	515,576
#	First Hotel	713,350	330,450
#	First Insurance Co. Ltd.	900,179	636,027
#*	First Steamship Co. Ltd.	1,982,612	481,097
#	FIT Holding Co. Ltd.	446,456	683,211
#	Fitipower Integrated Technology, Inc.	214,350	1,632,258
#*	Fittech Co. Ltd.	192,000	961,060
#	FLEXium Interconnect, Inc.	1,046,087	2,436,456
#	Flytech Technology Co. Ltd.	369,309	982,682
#	FocalTech Systems Co. Ltd.	183,000	474,521
#	Forcecon Tech Co. Ltd.	172,770	814,745
#*	Forest Water Environment Engineering Co. Ltd.	44,000	55,755
#	Formosa Advanced Technologies Co. Ltd.	589,000	622,832
*	Formosa Electronic Industries, Inc.	33,000	34,425

		Shares	Value»
TAIWAN — (Continued)
#	Formosa International Hotels Corp.	167,329	$1,039,471
	Formosa Laboratories, Inc.	286,089	796,087
#	Formosa Oilseed Processing Co. Ltd.	233,695	647,902
	Formosa Optical Technology Co. Ltd.	128,000	401,295
#	Formosa Taffeta Co. Ltd.	1,952,000	1,200,955
	Formosan Rubber Group, Inc.	644,956	509,529
#	Formosan Union Chemical	1,117,733	783,211
#	Founding Construction & Development Co. Ltd.	629,623	394,673
	Foxsemicon Integrated Technology, Inc.	248,027	2,606,156
	Franbo Lines Corp.	53,328	30,557
#	Froch Enterprise Co. Ltd.	581,189	330,071
#	FSP Technology, Inc.	549,427	993,073
	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	84,057
	Fu Hua Innovation Co. Ltd.	773,798	748,031
	Fulgent Sun International Holding Co. Ltd.	436,748	1,455,204
#*	Full Wang International Development Co. Ltd.	103,000	112,384
#	Fullerton Technology Co. Ltd.	288,600	203,588
#*	Fulltech Fiber Glass Corp.	1,329,052	873,777
	Fusheng Precision Co. Ltd.	273,000	2,514,886
#	Fwusow Industry Co. Ltd.	797,943	426,269
#	G Shank Enterprise Co. Ltd.	506,474	1,358,908
	Gallant Micro Machining Co. Ltd.	8,000	168,383

1076

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	384,000	$936,895
#*	GCS Holdings, Inc.	260,000	538,547
#	GEM Services, Inc.	142,570	319,439
#	Gemtek Technology Corp.	1,310,219	1,429,727
*	General Interface Solution Holding Ltd.	653,000	1,148,079
	General Plastic Industrial Co. Ltd.	196,357	219,998
#	Generalplus Technology, Inc.	195,000	326,243
	Genesys Logic, Inc.	208,000	939,197
#	Genius Electronic Optical Co. Ltd.	151,917	2,093,662
	Genovate Biotechnology Co. Ltd.	67,980	47,013
	GeoVision, Inc.	176,096	333,830
#	Getac Holdings Corp.	493,360	1,692,880
	GFC Ltd.	229,600	728,255
#	Giantplus Technology Co. Ltd.	924,900	469,062
#*	Gigasolar Materials Corp.	103,400	291,803
*	Gigastorage Corp.	846,965	478,503
#	Global Brands Manufacture Ltd.	858,730	1,546,927
#	Global Lighting Technologies, Inc.	284,000	641,412
	Global Mixed Mode Technology, Inc.	222,000	1,543,999
#	Global PMX Co. Ltd.	144,000	581,844
#	Globe Union Industrial Corp.	717,230	367,342
#	Gloria Material Technology Corp.	1,347,547	1,916,154
*	GlycoNex, Inc.	123,000	100,211
	GMI Technology, Inc.	16,000	32,519
#	Golden Long Teng Development Co. Ltd.	107,000	90,526
	Goldsun Building Materials Co. Ltd.	2,624,587	4,345,137
	Good Finance Securities Co. Ltd.	17,000	12,795
#	Good Will Instrument Co. Ltd.	238,869	319,196
#	Gordon Auto Body Parts	315,000	338,698

		Shares	Value»
TAIWAN — (Continued)
#	Gourmet Master Co. Ltd.	216,000	$592,601
#	Grand Fortune Securities Co. Ltd.	1,013,683	402,121
#*	Grand Pacific Petrochemical	3,961,280	1,484,023
#	Grand Process Technology Corp.	79,000	3,832,643
#	GrandTech CG Systems, Inc.	204,797	382,702
	Grape King Bio Ltd.	408,000	1,909,662
#	Great China Metal Industry	483,000	344,490
#	Great Taipei Gas Co. Ltd.	1,444,000	1,359,903
#	Great Tree Pharmacy Co. Ltd.	218,069	1,192,549
	Great Wall Enterprise Co. Ltd.	2,255,001	3,591,303
	Greatek Electronics, Inc.	978,000	1,750,321
#	Green World FinTech Service Co. Ltd.	167,000	421,045
#	Group Up Industrial Co. Ltd.	119,000	1,010,102
#	GTM Holdings Corp.	431,150	456,326
#	Gudeng Precision Industrial Co. Ltd.	130,094	2,153,278
*	Hai Kwang Enterprise Corp.	52,500	29,732
	Hannstar Board Corp.	870,277	1,496,477
#*	HannStar Display Corp.	5,666,505	1,591,275
#*	HannsTouch Holdings Co.	1,569,782	533,892
#	Hanpin Electron Co. Ltd.	170,000	252,558
#	Harvatek Corp.	562,949	391,181
#	Heran Co. Ltd.	38,000	123,706
	Hey Song Corp.	1,478,750	1,905,584
#	Hi-Clearance, Inc.	106,290	459,214
*	Highlight Tech Corp.	257,024	470,651
#	Hi-Lai Foods Co. Ltd.	20,000	95,545
	HIM International Music, Inc.	60,710	219,060
	Hiroca Holdings Ltd.	130,448	123,870
	Hitron Technology, Inc.	472,557	457,426
#	Hiwin Mikrosystem Corp.	49,000	210,149
#	Hiyes International Co. Ltd.	21,667	99,730

1077

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ho Tung Chemical Corp.	2,809,684	$735,306
#	Hocheng Corp.	783,734	421,625
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	201,749
#	Holiday Entertainment Co. Ltd.	162,430	413,373
#	Holtek Semiconductor, Inc.	595,000	1,016,961
#	Holy Stone Enterprise Co. Ltd.	532,655	1,476,887
#	Hong Ho Precision Textile Co. Ltd.	145,000	190,792
#	Hong Pu Real Estate Development Co. Ltd.	756,185	677,889
#	Hong TAI Electric Industrial	794,000	818,789
	Hong YI Fiber Industry Co.	333,652	171,920
#	Horizon Securities Co. Ltd.	1,136,320	399,478
#	Hota Industrial Manufacturing Co. Ltd.	623,299	1,069,544
#*	Hotron Precision Electronic Industrial Co. Ltd.	86,667	88,485
	Hsin Ba Ba Corp.	11,227	42,680
	Hsin Kuang Steel Co. Ltd.	581,000	997,866
	Hsin Yung Chien Co. Ltd.	157,255	465,519
#	Hsing TA Cement Co.	488,162	280,253
#*	HTC Corp.	1,777,000	2,409,179
#	Hu Lane Associate, Inc.	258,030	1,346,567
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,000,411
*	Hua Jung Components Co. Ltd.	76,000	35,967
#	Hua Yu Lien Development Co. Ltd.	149,844	605,594
#	Huaku Development Co. Ltd.	903,997	3,291,565
#	Huang Hsiang Construction Corp.	205,800	363,955

		Shares	Value»
TAIWAN — (Continued)
#	Hung Ching Development & Construction Co. Ltd.	598,000	$587,010
#	Hung Sheng Construction Ltd.	1,026,251	830,268
	Huxen Corp.	119,244	185,882
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	408,460
	Hwacom Systems, Inc.	362,000	263,270
#	Hwang Chang General Contractor Co. Ltd.	424,180	1,267,838
#	Ibase Technology, Inc.	132,000	300,571
	IBF Financial Holdings Co. Ltd.	8,954,825	4,088,406
	ICARES Medicus, Inc.	3,300	14,103
#	Ichia Technologies, Inc.	710,000	879,627
#	I-Chiun Precision Industry Co. Ltd.	581,105	2,194,359
#	IEI Integration Corp.	397,832	938,109
#	Infortrend Technology, Inc.	695,163	777,146
#	Info-Tek Corp.	203,000	248,909
	Ingentec Corp.	58,104	374,603
	Innodisk Corp.	260,819	2,073,072
#	Inpaq Technology Co. Ltd.	291,524	714,751
#	Insyde Software Corp.	116,400	1,879,307
#	Intai Technology Corp.	135,400	474,463
#	Integrated Service Technology, Inc.	215,326	1,249,043
*	IntelliEPI, Inc.	13,000	30,001
	Interactive Digital Technologies, Inc.	36,000	94,819
#*	International CSRC Investment Holdings Co.	2,406,363	1,117,333
#	Iron Force Industrial Co. Ltd.	122,786	419,307
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	797,302
#	ITE Technology, Inc.	446,095	1,859,978
#	ITEQ Corp.	689,040	1,626,227
	J&V Energy Technology Co. Ltd.	12,000	75,474

1078

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Jarllytec Co. Ltd.	164,000	$755,320
#	Jean Co. Ltd.	320,016	230,870
	Jetway Information Co. Ltd.	48,750	78,357
	Jetwell Computer Co. Ltd.	16,000	68,451
	Jia Wei Lifestyle, Inc.	139,000	302,486
#	Jih Lin Technology Co. Ltd.	159,000	311,696
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	370,343
#	Johnson Health Tech Co. Ltd.	158,000	733,799
	Joinsoon Electronics Manufacturing Co. Ltd.	119,505	69,593
#	JPC connectivity, Inc.	269,925	1,477,145
#	JPP Holding Co. Ltd.	20,000	97,819
#	K Laser Technology, Inc.	555,000	371,793
#	Kaimei Electronic Corp.	278,183	549,051
	Kaori Heat Treatment Co. Ltd.	225,197	2,197,476
	Kedge Construction Co. Ltd.	42,135	94,519
	Keding Enterprises Co. Ltd.	5,000	20,035
#	KEE TAI Properties Co. Ltd.	1,245,885	617,785
#	Kenda Rubber Industrial Co. Ltd.	1,593,155	1,472,727
#	Kerry TJ Logistics Co. Ltd.	732,000	914,295
#*	Key Ware Electronics Co. Ltd.	205,666	87,099
	Keystone Microtech Corp.	50,000	509,403
#	KHGEARS International Ltd.	50,000	251,016
#	Kindom Development Co. Ltd.	1,206,900	1,693,926
	King Chou Marine Technology Co. Ltd.	177,920	217,449
#	King Polytechnic Engineering Co. Ltd.	111,300	179,685
	King’s Town Bank Co. Ltd.	2,548,701	3,909,702

		Shares	Value»
TAIWAN — (Continued)
#*	King’s Town Construction Co. Ltd.	333,074	$775,116
	Kingstate Electronics Corp.	27,000	39,541
	Kinik Co.	318,000	2,981,614
	Kinko Optical Co. Ltd.	357,103	276,448
#	Kinpo Electronics	3,476,157	2,607,072
#	Kinsus Interconnect Technology Corp.	706,000	2,311,476
	KMC Kuei Meng International, Inc.	190,253	804,625
#	KNH Enterprise Co. Ltd.	589,020	349,508
	Ko Ja Cayman Co. Ltd.	13,000	19,823
#	KS Terminals, Inc.	389,482	913,580
	Kung Long Batteries Industrial Co. Ltd.	244,000	1,121,067
#*	Kung Sing Engineering Corp.	1,126,290	403,947
#	Kuo Toong International Co. Ltd.	662,648	1,243,534
#*	Kuo Yang Construction Co. Ltd.	691,899	449,067
#	Kwong Fong Industries Corp.	313,691	133,625
	Kwong Lung Enterprise Co. Ltd.	316,000	553,912
#	L&K Engineering Co. Ltd.	528,580	3,656,557
#	La Kaffa International Co. Ltd.	80,701	257,601
*	LAN FA Textile	764,933	236,181
	Lang, Inc.	12,000	18,686
#	Lanner Electronics, Inc.	295,650	815,353
#	Laser Tek Taiwan Co. Ltd.	240,128	502,985
#	Laster Tech Corp. Ltd.	181,091	214,909
#*	Leader Electronics, Inc.	287,499	159,550
	Leadtrend Technology Corp.	12,000	29,559
#*	Lealea Enterprise Co. Ltd.	2,312,967	649,135
*	Leatec Fine Ceramics Co. Ltd.	23,000	20,032

1079

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	LEE CHI Enterprises Co. Ltd.	648,000	$300,420
#	Lelon Electronics Corp.	317,327	706,710
	Lemtech Holdings Co. Ltd.	108,055	347,482
	Leo Systems, Inc.	76,000	77,853
*	Leofoo Development Co. Ltd.	130,278	70,606
#*	Li Peng Enterprise Co. Ltd.	1,735,897	427,950
#	Lian HWA Food Corp.	376,631	1,314,089
	Lida Holdings Ltd.	37,400	30,253
#	Lingsen Precision Industries Ltd.	1,273,506	750,980
#	Lintes Technology Co. Ltd.	16,573	89,888
#	Lion Travel Service Co. Ltd.	142,000	595,711
#	Liton Technology Corp.	106,000	113,348
#*	Long Bon International Co. Ltd.	469,274	310,842
#	Long Da Construction & Development Corp.	506,000	550,155
*	Longchen Paper & Packaging Co. Ltd.	2,408,637	1,001,310
#	Longwell Co.	400,000	965,674
#	Loop Telecommunication International, Inc.	95,000	212,991
#	Lucky Cement Corp.	540,000	245,927
#	Lumax International Corp. Ltd.	303,832	1,028,702
*	Lung Yen Life Service Corp.	433,000	621,064
	Lungteh Shipbuilding Co. Ltd.	100,800	350,365
#	Luxe Green Energy Technology Co. Ltd.	78,280	64,256
#	M3 Technology, Inc.	43,000	138,788
#	M31 Technology Corp.	76,561	1,735,797
	Macauto Industrial Co. Ltd.	118,000	225,475
#	Machvision, Inc.	119,398	1,311,720
	Macroblock, Inc.	60,000	144,930

		Shares	Value»
TAIWAN — (Continued)
#	Macronix International Co. Ltd.	4,840,000	$3,604,160
#	Man Zai Industrial Co. Ltd.	42,000	59,025
#	Marketech International Corp.	227,000	1,063,880
#	Materials Analysis Technology, Inc.	161,320	1,340,192
	Maxigen Biotech, Inc.	48,600	63,700
#	Mayer Steel Pipe Corp.	621,080	529,786
	Maywufa Co. Ltd.	69,322	51,016
	Mechema Chemicals International Corp.	67,000	146,869
*	Medeon Biodesign, Inc.	16,000	23,146
#*	Megaforce Co. Ltd.	118,000	108,035
#	Meiloon Industrial Co.	266,184	306,446
#*	Mercuries & Associates Holding Ltd.	1,697,367	885,738
#*	Mercuries Life Insurance Co. Ltd.	6,966,660	1,482,148
	Merida Industry Co. Ltd.	207,000	1,127,479
	Merry Electronics Co. Ltd.	590,801	1,928,943
#	METAAGE Corp.	140,000	203,558
#*	Microbio Co. Ltd.	1,110,897	1,308,265
#	Mildef Crete, Inc.	193,000	555,978
	MIN AIK Technology Co. Ltd.	308,452	262,456
	Mitac Holdings Corp.	2,861,918	3,993,464
	MJ International Co. Ltd.	19,000	29,381
*	Mobiletron Electronics Co. Ltd.	155,800	211,637
*	MOSA Industrial Corp.	259,391	183,591
#*	Mosel Vitelic, Inc.	169,000	169,389
	Motech Industries, Inc.	855,000	635,364
	MPI Corp.	138,000	3,398,907
#	MSSCORPS Co. Ltd.	101,534	636,843
#	Nak Sealing Technologies Corp.	173,954	617,931

1080

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Namchow Holdings Co. Ltd.	565,000	$964,257
	Nan Liu Enterprise Co. Ltd.	38,000	83,289
#	Nan Pao Resins Chemical Co. Ltd.	71,000	624,224
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	216,469
	Nang Kuang Pharmaceutical Co. Ltd.	213,000	285,133
	Nantex Industry Co. Ltd.	927,606	998,331
#	National Aerospace Fasteners Corp.	74,000	200,467
	National Petroleum Co. Ltd.	227,824	459,531
#	Netronix, Inc.	209,000	757,313
*	New Asia Construction & Development Corp.	265,000	98,475
	New Best Wire Industrial Co. Ltd.	195,600	202,603
#	New Era Electronics Co. Ltd.	99,000	386,326
*	Newmax Technology Co. Ltd.	176,000	149,525
#	Nexcom International Co. Ltd.	336,094	498,982
#	Nichidenbo Corp.	636,417	1,193,250
#	Nidec Chaun-Choung Technology Corp.	110,000	710,819
	Nien Hsing Textile Co. Ltd.	229,345	142,283
#	Niko Semiconductor Co. Ltd.	251,258	352,374
#	Nishoku Technology, Inc.	132,400	541,516
	Nova Technology Corp.	84,000	481,548
	Nuvoton Technology Corp.	303,000	939,877
	O-Bank Co. Ltd.	2,729,071	833,337
#*	Ocean Plastics Co. Ltd.	764,200	805,736
#	OK Biotech Co. Ltd.	215,130	161,123
#	Optimax Technology Corp.	253,000	244,410
	Orient Europharma Co. Ltd.	8,000	12,099

		Shares	Value»
TAIWAN — (Continued)
#	Orient Semiconductor Electronics Ltd.	1,061,599	$1,255,624
#	Oriental Union Chemical Corp.	1,358,267	743,816
#	O-TA Precision Industry Co. Ltd.	216,227	557,078
#	Pacific Construction Co.	933,921	296,871
#	Pacific Hospital Supply Co. Ltd.	255,209	705,524
#*	Paiho Shih Holdings Corp.	503,560	470,127
#	Pan German Universal Motors Ltd.	36,000	325,051
#	Pan Jit International, Inc.	988,486	1,689,388
#	Pan-International Industrial Corp.	1,321,747	1,528,044
#	Panion & BF Biotech, Inc.	173,449	460,479
#*	Paragon Technologies Co. Ltd.	113,727	112,273
#	Parpro Corp.	208,000	188,142
#	Patec Precision Industry Co. Ltd.	51,069	186,137
*	PChome Online, Inc.	272,383	409,506
#	PCL Technologies, Inc.	196,400	648,302
#	P-Duke Technology Co. Ltd.	214,633	584,262
	Pegavision Corp.	107,913	1,250,852
#	PharmaEngine, Inc.	194,000	613,629
*	Phihong Technology Co. Ltd.	836,000	974,270
#	Phoenix Silicon International Corp.	370,293	1,380,096
#	Phoenix Tours International, Inc.	114,400	215,793
*	Phytohealth Corp.	225,000	121,527
	Pixart Imaging, Inc.	462,150	3,444,135
	Planet Technology Corp.	160,000	803,861
#	Plastron Precision Co. Ltd.	360,460	182,190
	Polytronics Technology Corp.	200,124	430,819
#	Posiflex Technology, Inc.	118,457	758,542
#	Power Wind Health Industry, Inc.	119,314	430,097

1081

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Poya International Co. Ltd.	153,322	$2,383,016
	President Securities Corp.	2,779,193	2,210,123
	Primax Electronics Ltd.	1,199,000	2,992,608
*	Prime Electronics & Satellitics, Inc.	216,000	101,370
#	Prince Housing & Development Corp.	2,676,644	862,840
#	Princeton Technology Corp.	83,000	51,120
#	Pro Hawk Corp.	57,000	285,822
#	Progate Group Corp.	37,589	195,856
#	Prolific Technology, Inc.	40,000	37,446
#	Promate Electronic Co. Ltd.	622,000	1,584,140
#	Prosperity Dielectrics Co. Ltd.	312,559	432,627
	PSS Co. Ltd.	28,000	115,005
#	QST International Corp.	172,060	356,349
	Qualipoly Chemical Corp.	308,048	419,785
#	Quang Viet Enterprise Co. Ltd.	144,000	458,702
#	Quanta Storage, Inc.	548,000	1,611,601
#*	Quintain Steel Co. Ltd.	970,039	358,130
	Radiant Opto-Electronics Corp.	273,000	1,776,942
#*	Radium Life Tech Co. Ltd.	1,782,546	530,043
	Rafael Microelectronics, Inc.	27,821	112,191
	Raydium Semiconductor Corp.	166,000	1,740,907
#	Rechi Precision Co. Ltd.	847,181	677,827
#	Rexon Industrial Corp. Ltd.	273,000	291,818
#*	Rich Development Co. Ltd.	1,635,137	504,776
*	Ritek Corp.	2,008,867	882,789
	Ruby Tech Corp.	12,360	20,826
	Ruentex Engineering & Construction Co.	279,356	1,152,570

		Shares	Value»
TAIWAN — (Continued)
#	Run Long Construction Co. Ltd.	695,200	$1,039,176
#	Sakura Development Co. Ltd.	450,163	704,944
	Sampo Corp.	1,267,861	1,131,066
#	San Fang Chemical Industry Co. Ltd.	686,647	955,369
#	San Far Property Ltd.	573,510	435,599
#	San Fu Chemical Co. Ltd.	79,000	309,650
#	San Shing Fastech Corp.	445,875	777,432
	Sanitar Co. Ltd.	155,000	194,803
#	Sanyang Motor Co. Ltd.	795,000	1,717,309
#	Savior Lifetec Corp.	741,000	505,428
#	SCI Pharmtech, Inc.	90,982	252,944
#	Scientech Corp.	166,000	2,277,024
	ScinoPharm Taiwan Ltd.	619,000	462,560
#	SciVision Biotech, Inc.	63,000	197,143
	SDI Corp.	398,000	1,462,447
#*	Sea Sonic Electronics Co. Ltd.	87,000	173,509
#	Securitag Assembly Group Co.	37,000	118,505
	Senao International Co. Ltd.	300,541	327,374
#	Senao Networks, Inc.	94,207	407,102
#	Sensortek Technology Corp.	68,000	542,498
#	Sercomm Corp.	818,000	2,786,656
	Sesoda Corp.	616,803	759,550
#	Shan-Loong Transportation Co. Ltd.	229,000	144,415
	Sharehope Medicine Co. Ltd.	321,672	298,465
	Sheng Yu Steel Co. Ltd.	314,980	256,488
#	ShenMao Technology, Inc.	355,891	732,400
#	Shieh Yih Machinery Industry Co. Ltd.	189,000	229,775
#	Shih Her Technologies, Inc.	162,000	701,294
*	Shih Wei Navigation Co. Ltd.	561,842	303,238

1082

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shihlin Development Co. Ltd.	107,000	$38,521
	Shin Hai Gas Corp.	1,245	2,024
	Shin Hsiung Natural Gas Co. Ltd.	34,273	51,865
#	Shin Ruenn Development Co. Ltd.	269,100	495,960
#	Shin Zu Shing Co. Ltd.	548,942	2,936,711
#	Shinfox Energy Co. Ltd.	219,000	788,453
#*	Shining Building Business Co. Ltd.	1,178,814	381,563
#	Shinkong Insurance Co. Ltd.	666,131	2,026,321
	Shinkong Synthetic Fibers Corp.	4,133,395	1,951,315
#	Shinkong Textile Co. Ltd.	788,542	1,123,968
	Shiny Chemical Industrial Co. Ltd.	389,467	2,026,899
#	ShunSin Technology Holding Ltd.	55,000	347,301
#	Shuttle, Inc.	978,152	613,783
	Sigurd Microelectronics Corp.	1,466,907	3,317,133
#	Silicon Integrated Systems Corp.	838,400	1,989,684
	Sincere Navigation Corp.	869,139	699,643
	Sinher Technology, Inc.	145,000	160,310
#	Sinmag Equipment Corp.	158,056	699,551
	Sinon Corp.	1,334,510	1,732,648
	Sinopower Semiconductor, Inc.	13,200	42,537
#	Sinphar Pharmaceutical Co. Ltd.	334,733	321,129
#	Sinyi Realty, Inc.	834,660	778,897
#	Sirtec International Co. Ltd.	207,600	230,886
#	Sitronix Technology Corp.	362,879	2,486,107
#	Siward Crystal Technology Co. Ltd.	491,000	437,775
#	Soft-World International Corp.	234,000	992,581

		Shares	Value»
TAIWAN — (Continued)
#	Solar Applied Materials Technology Corp.	1,527,372	$2,929,758
#	Solteam, Inc.	233,607	379,960
*	Solytech Enterprise Corp.	29,000	11,499
	Song Shang Electronics Co. Ltd.	76,000	75,938
#	Sonix Technology Co. Ltd.	437,000	630,952
#	Southeast Cement Co. Ltd.	579,700	391,298
#	Speed Tech Corp.	321,000	488,708
#	Sporton International, Inc.	252,231	1,645,901
#	Sports Gear Co. Ltd.	71,000	261,380
#	St. Shine Optical Co. Ltd.	108,000	707,186
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	570,681
	Standard Foods Corp.	1,033,000	1,209,919
#	Stark Technology, Inc.	334,688	1,347,868
#	S-Tech Corp.	321,000	327,874
	STL Technology Co. Ltd.	17,000	17,874
	Sumeeko Industries Co. Ltd.	22,000	73,918
	Sun Max Tech Ltd.	37,000	57,783
#*	Sun Yad Construction Co. Ltd.	233,512	106,352
	Sunjuice Holdings Co. Ltd.	12,000	52,555
#*	Sunko INK Co. Ltd.	379,400	243,004
	SunMax Biotechnology Co. Ltd.	96,000	792,795
#	Sunny Friend Environmental Technology Co. Ltd.	213,998	636,346
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,960,999
	Sunplus Innovation Technology, Inc.	33,000	174,258
#*	Sunplus Technology Co. Ltd.	1,577,000	1,419,122
#	Sunrex Technology Corp.	308,612	532,228

1083

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunspring Metal Corp.	294,069	$300,720
	Superior Plating Technology Co. Ltd.	7,000	13,207
#	Supreme Electronics Co. Ltd.	1,750,184	3,557,539
#	Swancor Holding Co. Ltd.	176,000	563,951
#	Sweeten Real Estate Development Co. Ltd.	772,434	748,736
#	Symtek Automation Asia Co. Ltd.	188,398	1,162,594
#	Syncmold Enterprise Corp.	351,750	1,096,094
#	Synmosa Biopharma Corp.	659,483	743,206
	Syscom Computer Engineering Co.	54,000	90,254
#	Sysgration	291,000	302,286
	Systex Corp.	475,388	1,945,510
	T3EX Global Holdings Corp.	264,000	699,056
#	Ta Ya Electric Wire & Cable	1,730,069	2,435,587
	Ta Yih Industrial Co. Ltd.	106,000	120,886
	Tah Hsin Industrial Corp.	216,092	474,750
	TAI Roun Products Co. Ltd.	96,000	48,132
#	TA-I Technology Co. Ltd.	397,788	575,116
#*	Tai Tung Communication Co. Ltd.	379,582	321,512
	Taichung Commercial Bank Co. Ltd.	8,537,095	4,697,257
#	TaiDoc Technology Corp.	185,470	908,506
#	Taiflex Scientific Co. Ltd.	687,564	1,121,072
#	Taimide Tech, Inc.	316,262	434,039
#	Tainan Enterprises Co. Ltd.	250,370	287,827
	Tainan Spinning Co. Ltd.	4,004,044	1,889,010
*	Tainergy Tech Co. Ltd.	336,000	155,025
#	Tai-Saw Technology Co. Ltd.	235,120	187,502

		Shares	Value»
TAIWAN — (Continued)
#	TaiSol Electronics Co. Ltd.	173,000	$344,630
#*	Taisun Enterprise Co. Ltd.	458,648	284,451
#	Taita Chemical Co. Ltd.	838,828	470,779
#	TAI-TECH Advanced Electronics Co. Ltd.	153,000	578,613
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	249,113	268,084
	Taiwan Cogeneration Corp.	1,490,845	1,990,066
	Taiwan Environment Scientific Co. Ltd.	12,000	21,906
	Taiwan FamilyMart Co. Ltd.	45,000	265,077
	Taiwan Fertilizer Co. Ltd.	818,000	1,449,773
#	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	837,623
#	Taiwan FU Hsing Industrial Co. Ltd.	575,000	941,128
#*	Taiwan Glass Industry Corp.	1,870,000	1,125,355
#	Taiwan Hon Chuan Enterprise Co. Ltd.	905,159	4,300,720
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	850,004
#*	Taiwan IC Packaging Corp.	210,000	116,355
††	Taiwan Land Development Corp.	2,845,991	44,635
	Taiwan Line Tek Electronic	148,510	138,289
#	Taiwan Mask Corp.	456,000	769,499
#	Taiwan Navigation Co. Ltd.	730,777	700,248
	Taiwan Paiho Ltd.	841,287	2,099,468
#	Taiwan PCB Techvest Co. Ltd.	747,238	872,089
#	Taiwan Sakura Corp.	702,803	1,814,973
#	Taiwan Sanyo Electric Co. Ltd.	426,400	527,480
#	Taiwan Secom Co. Ltd.	363,000	1,536,840
	Taiwan Semiconductor Co. Ltd.	665,000	1,286,819

1084

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Shin Kong Security Co. Ltd.	1,280,577	$1,649,567
	Taiwan Steel Union Co. Ltd.	20,000	74,761
#*	Taiwan Styrene Monomer	1,787,209	669,895
#	Taiwan Surface Mounting Technology Corp.	856,388	2,813,555
	Taiwan Taxi Co. Ltd.	85,888	304,788
#*	Taiwan TEA Corp.	1,470,897	949,312
	Taiwan Union Technology Corp.	695,000	3,441,455
#	Taiwan-Asia Semiconductor Corp.	1,077,804	1,152,907
#	Taiyen Biotech Co. Ltd.	383,883	400,619
#*	TBI Motion Technology Co. Ltd.	60,000	80,401
#	TCI Co. Ltd.	241,746	996,450
#	Te Chang Construction Co. Ltd.	258,206	493,915
	Tehmag Foods Corp.	116,380	1,108,358
	Ten Ren Tea Co. Ltd.	140,980	141,483
#	Tera Autotech Corp.	91,885	75,948
#	Test Research, Inc.	551,821	2,257,160
#	Test Rite International Co. Ltd.	1,009,495	641,495
#	Thermaltake Technology Co. Ltd.	84,000	95,667
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,215,226
#	Thye Ming Industrial Co. Ltd.	353,135	730,262
	Tofu Restaurant Co. Ltd.	6,000	47,475
	Ton Yi Industrial Corp.	2,523,644	1,285,267
	Tong Hsing Electronic Industries Ltd.	532,681	2,108,291
	Tong Yang Industry Co. Ltd.	1,121,741	3,709,304
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	530,635
#	Top Union Electronics Corp.	222,886	219,716
	Topco Scientific Co. Ltd.	497,356	4,801,319

		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	170,720	$371,825
#	Topkey Corp.	222,000	1,585,784
#	Topoint Technology Co. Ltd.	428,898	516,854
#*	TPK Holding Co. Ltd.	873,000	1,127,963
#	Trade-Van Information Services Co.	255,000	616,222
	Transart Graphics Co. Ltd.	18,000	28,223
#	Transcend Information, Inc.	603,000	1,796,994
	Transcom, Inc.	160,930	674,718
	Trusval Technology Co. Ltd.	96,000	662,965
#	Tsann Kuen Enterprise Co. Ltd.	172,059	177,796
#	TSC Auto ID Technology Co. Ltd.	104,296	723,325
#	TSEC Corp.	1,325,584	881,896
	TSRC Corp.	1,525,200	1,150,602
	Ttet Union Corp.	153,000	728,543
#	TTFB Co. Ltd.	48,500	305,658
	TTY Biopharm Co. Ltd.	551,979	1,259,308
#*	Tul Corp.	73,000	169,200
	Tung Ho Steel Enterprise Corp.	1,527,630	3,492,158
	Tung Thih Electronic Co. Ltd.	155,100	477,024
#	TURVO International Co. Ltd.	98,922	491,759
	TXC Corp.	936,053	3,392,059
#	TYC Brother Industrial Co. Ltd.	454,980	833,062
#	Tycoons Group Enterprise	769,779	233,992
#*	Tyntek Corp.	1,029,039	695,861
#	TZE Shin International Co. Ltd.	229,000	159,028
#*	U-BEST Innovative Technology Co. Ltd.	316,000	177,409
	Ubright Optronics Corp.	20,000	40,841
#	UDE Corp.	251,000	696,508
	Ultra Chip, Inc.	47,000	130,116
#	U-Ming Marine Transport Corp.	1,358,000	2,341,185

1085

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Unic Technology Corp.	193,000	$215,277
	Union Bank of Taiwan	8,374,151	3,950,198
*	Union Insurance Co. Ltd.	45,000	46,887
#	Unitech Computer Co. Ltd.	341,804	380,940
#*	Unitech Printed Circuit Board Corp.	1,984,648	1,834,828
	United Integrated Services Co. Ltd.	451,951	4,694,292
	United Orthopedic Corp.	230,935	701,900
	United Radiant Technology	140,000	85,710
	United Recommend International Co. Ltd.	49,783	91,006
#*	United Renewable Energy Co. Ltd.	3,918,437	1,354,925
*††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	216,871
#	Universal Cement Corp.	1,556,341	1,461,707
	Universal Microwave Technology, Inc.	57,000	535,584
#	Universal Vision Biotechnology Co. Ltd.	128,652	872,215
#	UPC Technology Corp.	2,591,124	891,063
*	UPI Semiconductor Corp.	18,000	136,456
#	Userjoy Technology Co. Ltd.	195,789	489,363
#	USI Corp.	2,468,156	1,071,638
*	Usun Technology Co. Ltd.	54,000	108,639
#	Utechzone Co. Ltd.	189,000	766,136
#	UVAT Technology Co. Ltd.	59,000	171,221
	Value Valves Co. Ltd.	27,000	80,014
	Ve Wong Corp.	556,696	823,654
#	Ventec International Group Co. Ltd.	134,000	289,801
#	Viking Tech Corp.	92,000	137,675
#	Visco Vision, Inc.	102,000	684,299

		Shares	Value»
TAIWAN — (Continued)
#	Visual Photonics Epitaxy Co. Ltd.	522,772	$2,251,409
#	Vivotek, Inc.	127,704	465,478
#	Wafer Works Corp.	1,474,251	1,329,561
#	Waffer Technology Corp.	347,512	757,676
#	Wah Hong Industrial Corp.	144,021	191,832
	Wah Lee Industrial Corp.	556,300	2,089,722
#	Walsin Technology Corp.	583,000	1,791,383
#	Walton Advanced Engineering, Inc.	719,197	356,669
#	WAN HWA Enterprise Co.	374,238	147,467
	WEI Chih Steel Industrial Co. Ltd.	72,000	51,505
#	Wei Chuan Foods Corp.	798,000	444,993
#	Weikeng Industrial Co. Ltd.	1,269,459	1,367,234
#	Well Shin Technology Co. Ltd.	319,000	619,740
	Weltrend Semiconductor	16,000	28,943
	Wholetech System Hitech Ltd.	180,000	580,478
#*	Win Semiconductors Corp.	491,000	1,818,052
#	Winmate, Inc.	130,000	554,343
#	Winstek Semiconductor Co. Ltd.	234,000	750,347
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	50,000	2,004,165
	Wisdom Marine Lines Co. Ltd.	1,321,241	2,998,461
#*	Wiselink Co. Ltd.	158,035	472,389
	Wistron NeWeb Corp.	691,184	2,582,670
#	WITS Corp.	87,901	313,289
#	Wonderful Hi-Tech Co. Ltd.	299,000	322,171
#	Wowprime Corp.	225,400	1,673,922
#	WUS Printed Circuit Co. Ltd.	529,737	833,965
#*	XAC Automation Corp.	152,000	119,033
#	XinTec, Inc.	336,000	2,168,064
#	Xxentria Technology Materials Corp.	584,160	1,076,943

1086

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yankey Engineering Co. Ltd.	82,802	$794,011
#	YC INOX Co. Ltd.	1,368,699	923,356
#	Yea Shin International Development Co. Ltd.	784,799	743,266
#	Yem Chio Co. Ltd.	1,298,518	735,707
	Yen Sun Technology Corp.	126,000	204,102
#*	Yeong Guan Energy Technology Group Co. Ltd.	108,069	129,776
	YFC-Boneagle Electric Co. Ltd.	258,687	217,136
	YFY, Inc.	1,736,212	1,648,380
#	Yi Jinn Industrial Co. Ltd.	702,748	420,112
	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,574,682
	Yonyu Plastics Co. Ltd.	158,600	120,002
#	Young Fast Optoelectronics Co. Ltd.	297,872	580,709
*	Young Optics, Inc.	75,000	127,471
#	Youngtek Electronics Corp.	304,666	669,084
#	Yuanta Futures Co. Ltd.	342,827	932,339
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	207,285
#	Yulon Motor Co. Ltd.	211,000	373,042
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	605,029
#	Yungshin Construction & Development Co. Ltd.	342,000	2,235,474
	YungShin Global Holding Corp.	758,015	1,325,333
	Yusin Holding Corp.	40,721	164,312
#	Zeng Hsing Industrial Co. Ltd.	186,726	620,080
#	Zenitron Corp.	635,000	628,679
#	Zero One Technology Co. Ltd.	469,226	1,453,116
#*	Zig Sheng Industrial Co. Ltd.	1,224,732	388,999

		Shares	Value»
TAIWAN — (Continued)
#	ZillTek Technology Corp.	17,000	$181,101
#*	Zinwell Corp.	781,586	427,116
#	Zippy Technology Corp.	409,948	920,972
#	Zyxel Group Corp.	859,225	1,106,413

TOTAL TAIWAN			727,922,842

THAILAND — (1.5%)
	AAPICO Hitech PCL (AH/F TB)	688,532	406,039
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	2,282
*	Absolute Clean Energy PCL	1,286,800	52,242
	Advanced Information Technology PCL, Class F	2,419,400	305,427
	AEON Thana Sinsap Thailand PCL	63,500	263,446
	After You PCL	856,400	271,551
	Allianz Ayudhya Capital PCL	154,600	148,896
	Amata Corp. PCL	2,376,310	2,059,774
	AP Thailand PCL	5,468,116	1,547,504
*	Asia Aviation PCL, NVDR	1,327,800	115,683
	Asia Plus Group Holdings PCL	5,296,600	398,677
	Asia Sermkij Leasing PCL, NVDR	517,000	186,914
	Asian Alliance International PCL	320,300	64,069
	Asian Sea Corp. PCL, Class F	222,200	61,567
	Bangchak Sriracha PCL	406,700	89,186
	Bangkok Airways PCL	283,800	214,458
#	Bangkok Commercial Asset Management PCL	2,552,100	627,721
	Bangkok Land PCL	31,167,370	572,641
	Bangkok Life Assurance PCL, NVDR	75,600	56,568
	BCPG PCL	1,890,400	380,937
	BEC World PCL	472,333	59,068
*	Better World Green PCL	4,056,432	52,892
	BKI Holdings PCL	180,681	1,606,291
	Bluebik Group PCL	118,000	146,866
	Brooker Group PCL	81,000	1,416

1087

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	6,645,952	$1,043,815
	CH Karnchang PCL	1,969,300	1,120,479
*	Charoong Thai Wire & Cable PCL, Class F	104,500	12,015
	Chayo Group PCL	104,900	10,818
	Chularat Hospital PCL, Class F	10,036,500	862,523
*	CIMB Thai Bank PCL	69,800	1,096
	CK Power PCL	4,297,700	466,131
#	Dhipaya Group Holdings PCL	2,129,600	1,719,710
	Diamond Building Products PCL	166,700	39,026
#	Dohome PCL	384,100	118,377
	Don Muang Tollway PCL	300,500	103,298
	Dynasty Ceramic PCL	13,200,700	719,789
	Eastern Polymer Group PCL, Class F	1,873,587	260,953
	Eastern Water Resources Development & Management PCL, Class F	1,054,800	99,400
	Ekachai Medical Care PCL	1,111,121	220,611
	Erawan Group PCL	4,201,300	498,006
	Exotic Food PCL, Class F	382,700	266,512
#	Forth Corp. PCL	436,900	165,723
	Forth Smart Service PCL	305,351	54,293
	GFPT PCL	1,453,500	478,111
*	Global Green Chemicals PCL, Class F	414,400	55,016
*	Green Tech Ventures PCL, Class F	13,259,934	51,083
*††	Group Lease PCL, NVDR	1,644,700	5,941
	Gunkul Engineering PCL	2,528,700	203,825
	Haad Thip PCL	456,400	225,867
	Hana Microelectronics PCL	1,401,200	1,588,262

		Shares	Value»
THAILAND — (Continued)
	ICC International PCL	256,952	$258,894
#	Ichitan Group PCL	1,418,000	659,730
	Index Livingmall PCL	282,900	146,711
	Interlink Communication PCL	230,000	42,258
#	IRPC PCL	12,738,500	581,339
	IT City PCL	152,900	22,474
*	Italian-Thai Development PCL	804,418	16,210
*††	ITV PLC	2,785,600	0
	Jasmine International PCL	7,056,541	485,144
*	Jaymart Group Holdings PCL	1,174,800	539,618
#	JMT Network Services PCL	1,032,600	608,942
	Karmarts PCL	1,733,116	611,174
	KGI Securities Thailand PCL	502,000	65,158
	Khon Kaen Sugar Industry PCL	3,653,956	220,894
#	Kiatnakin Phatra Bank PCL	120,100	193,968
	Lalin Property PCL	374,500	72,137
	LH Financial Group PCL	9,424,339	234,596
	Loxley PCL	3,892,076	163,780
#	LPN Development PCL	2,475,402	218,601
	Major Cineplex Group PCL	852,400	373,849
*	Malee Group PCL	81,900	27,911
	MBK PCL	3,533,455	2,083,738
	MC Group PCL	819,900	276,985
	MCS Steel PCL	646,400	141,750
	Mega Lifesciences PCL	499,300	584,453
	MK Restaurants Group PCL	98,500	80,271
#	Moshi Moshi Retail Corp. PLC	45,300	60,745
	Muang Thai Insurance PCL	61,288	195,243
	Netbay PCL	62,726	30,485
	Nonthavej Hospital PCL	3,300	3,080
	Northeast Rubber PCL	2,666,912	399,108
#	Origin Property PCL, Class F	1,613,350	226,620
	Plan B Media PCL, Class F	4,444,256	981,174

1088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Platinum Group PCL, Class F	355,900	$23,625
	Polyplex Thailand PCL	1,079,650	425,525
	Praram 9 Hospital PCL	797,500	579,012
	Precious Shipping PCL	423,031	104,050
	Prima Marine PCL	2,344,566	611,414
*	Principal Capital PCL	241,500	21,613
	Property Perfect PCL	5,843,446	32,901
	Pruksa Holding PCL	829,200	218,696
#	PTG Energy PCL	2,485,400	710,746
	Quality Houses PCL	21,406,126	1,179,890
	R&B Food Supply PCL	465,900	81,458
*	Rabbit Holdings PCL, Class F	1,148,731	20,085
	Rajthanee Hospital PCL	439,000	304,418
	Ratchaphruek Hospital PCL, Class F	146,400	24,512
#	Ratchthani Leasing PCL	8,182,499	472,837
#	Regional Container Lines PCL	690,200	526,675
	Rojana Industrial Park PCL	1,612,254	348,776
#	RS PCL	3,883,360	701,985
*	S 11 Group PCL	200,000	15,765
	S Hotels & Resorts PCL	1,644,441	110,133
	Sabina PCL	372,600	239,604
	Saha Pathana Inter-Holding PCL	670,000	1,305,453
	Sahamitr Pressure Container PCL	570,093	165,563
	Saha-Union PCL	562,700	533,602
	Saksiam Leasing PCL	237,000	37,926
*	Samart Corp. PCL	1,268,300	274,369
	Sansiri PCL	33,540,210	1,818,894
#	Sappe PCL	336,900	676,396
#	SC Asset Corp. PCL	4,470,015	400,043
††	SCG Ceramics PCL	2,521,400	14,197
	SCGJWD Logistics PCL	69,000	24,128
	Sermsang Power Corp. Co. Ltd.	1,099,706	187,385
	Siam Wellness Group PCL, Class F	572,750	112,021

		Shares	Value»
THAILAND — (Continued)
#	Siamgas & Petrochemicals PCL	2,078,300	$437,278
	Sikarin PCL, Class F	65,000	17,721
*	Singer Thailand PCL	500,700	163,215
	SiS Distribution Thailand PCL	20,200	15,264
	SISB PCL	381,500	390,036
*	SKY ICT PCL, Class F	105,300	73,955
#	Somboon Advance Technology PCL	558,237	200,168
	SPCG PCL	460,381	119,376
#	Sri Trang Agro-Industry PCL	1,865,292	1,144,215
	Sri Trang Gloves Thailand PCL	2,296,300	721,315
#	Srinanaporn Marketing PCL	200,300	75,383
	Srisawad Capital 1969 PCL	157,200	10,528
	Srivichai Vejvivat PCL	721,209	222,272
*	Star Petroleum Refining PCL	2,938,600	583,453
*	STP & I PCL	2,555,264	311,978
#	Supalai PCL	931,800	541,214
*	Super Energy Corp. PCL	15,586,905	129,333
	Susco PCL	1,270,800	119,755
	SVI PCL	1,049,400	251,893
	TAC Consumer PCL, Class F	849,400	122,332
	Taokaenoi Food & Marketing PCL, Class F	1,162,480	361,714
	Thai Nakarin Hospital PCL	33,500	36,235
	Thai Stanley Electric PCL (STANLY/F TB), Class F	134,700	870,191
	Thai Vegetable Oil PCL	976,882	720,829
	Thai Wacoal PCL	68,300	60,720
	Thaicom PCL	1,676,400	725,306
#	Thaifoods Group PCL, Class F	2,755,000	333,098
	Thoresen Thai Agencies PCL	3,190,378	519,990
	Tipco Asphalt PCL (TASCO/F TB)	1,581,074	852,735
	TIPCO Foods PCL	620,682	180,254
	TKS Technologies PCL	682,243	142,534

1089

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TOA Paint Thailand PCL	51,700	$27,577
#	TPI Polene PCL	12,273,600	425,548
	TPI Polene Power PCL	5,663,282	510,190
#	TQM Alpha PCL	474,476	369,092
	Triple i Logistics PCL	119,200	21,901
	TTW PCL	2,326,300	623,885
	Union Auction PCL	788,500	216,139
	United Paper PCL	1,084,800	343,973
	Univanich Palm Oil PCL	1,335,500	362,123
	Vanachai Group PCL	1,316,059	130,260
#*	VGI PCL	7,884,000	658,850
††	Vinythai PCL	16,237	1,102
	WHA Utilities & Power PCL	2,233,200	357,365
#*	Xspring Capital PCL	10,373,667	304,339

TOTAL THAILAND			57,800,166

TURKEY — (0.9%)
	Adel Kalemcilik Ticaret ve Sanayi AS	38,940	46,346
*	Adese Alisveris Merkezleri Ticaret AS	2,260,555	121,360
	Afyon Cimento Sanayi TAS	41,364	19,217
	Agesa Hayat ve Emeklilik AS	52,014	158,712
	Akcansa Cimento AS	79,426	360,518
*	Akenerji Elektrik Uretim AS	317,376	107,781
	Aksa Akrilik Kimya Sanayii AS	2,982,934	727,538
*	Aksigorta AS	1,088,258	188,572
*	Albaraka Turk Katilim Bankasi AS	3,563,686	546,844
*	Alkim Alkali Kimya AS	176,542	169,042
*	Anadolu Anonim Turk Sigorta Sirketi	244,096	612,384
	Anadolu Hayat Emeklilik AS	115,116	302,343
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	112,224
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	43,782

		Shares	Value»
TURKEY — (Continued)
	ARD Grup Bilisim Teknolojileri AS	425,980	$399,016
*	ATP YAZILIM VE TEKNOLOJI AS	13,016	33,788
	Aydem Yenilenebilir Enerji AS, Class A	438,254	319,720
	Aygaz AS	66,131	291,085
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,879	31,186
*	Baticim Bati Anadolu Cimento Sanayii AS	97,217	458,654
*	Bera Holding AS	1,822,969	688,831
*	Biotrend Cevre VE Enerji Yatirimlari AS	411,870	223,633
	Bogazici Beton Sanayi Ve Ticaret AS	183,537	103,475
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	154,555
	Bursa Cimento Fabrikasi AS	1,787,090	333,688
*	Can2 Termik AS	4,526,131	192,869
*	Cemas Dokum Sanayi AS	1,533,107	164,189
	Cemtas Celik Makina Sanayi Ve Ticaret AS	545,543	129,691
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	743	51,511
	Cimsa Cimento Sanayi VE Ticaret AS	860,167	875,727
*	Dardanel Onentas Gida Sanayi AS	262,749	38,364
	Deva Holding AS	85,861	167,422
	Eczacibasi Yatirim Holding Ortakligi AS	62,377	327,713
	EGE Endustri VE Ticaret AS	1,934	618,791
	EGE Gubre Sanayii AS	34,051	57,532
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	306,698	355,993

1090

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	$236,852
	Escar Turizm Tasimacilik Ticaret AS	28,851	291,858
	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	141,364
*	Europen Endustri Insaat Sanayi VE Ticaret AS	340,695	116,605
*	Formet Metal ve Cam Sanayi AS, Class A	345,852	49,776
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	47,789	115,263
*	Gersan Elektrik Ticaret ve Sanayi AS	243,408	72,509
	Global Yatirim Holding AS	1,662,720	800,404
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	28,547	348,920
*	Goodyear Lastikleri TAS	170,282	78,549
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	483,356
*	GSD Holding AS	1,410,863	145,743
*	Hitit Bilgisayar Hizmetleri AS	19,800	53,976
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	224,484
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	237,327	242,140
*	Is Finansal Kiralama AS	721,188	233,512
	Is Yatirim Menkul Degerler AS, Class A	502,942	472,128
*	Isiklar Enerji ve Yapi Holding AS	492,320	115,759
*	Izmir Demir Celik Sanayi AS	1,712,192	272,708
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	170,761

		Shares	Value»
TURKEY — (Continued)
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	423,060	$355,342
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	399,696	235,936
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	2,300,700	1,656,092
*	Karel Elektronik Sanayi ve Ticaret AS	533,074	143,395
*	Karsan Otomotiv Sanayii Ve Ticaret AS	451,162	204,506
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	2,356,980	152,200
*	Kerevitas Gida Sanayi ve Ticaret AS	131,811	49,096
	Kervan Gida Sanayi Ve Ticaret AS	689,693	46,348
	Kimteks Poliuretan Sanayi VE Ticaret AS	120,693	60,486
	Kocaer Celik Sanayi Ve Ticaret AS	236,227	260,522
*	Kordsa Teknik Tekstil AS	178,590	378,100
*	Koza Anadolu Metal Madencilik Isletmeleri AS	746,533	1,340,499
	LDR Turizm AS	124,217	344,197
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	492,887
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	184,841	83,110
*	Margun Enerji Uretim Sanayi VE Ticaret AS	184,065	110,161
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	544,993	1,212,853
*	MIA Teknoloji AS	595,602	732,691

1091

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*Ω	MLP Saglik Hizmetleri AS	174,460	$1,762,313
*	Naturel Yenilenebilir
	Enerji Ticaret AS	100,880	156,304
*	NET Holding AS	552,554	662,906
	Nuh Cimento Sanayi AS	149,329	1,250,624
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,354,365	401,455
*	Orge Enerji Elektrik Taahhut AS	94,329	178,084
*	Oyak Yatirim Menkul Degerler AS	34,834	38,650
*	Parsan Makina Parcalari Sanayii AS	45,010	109,628
*	Peker Gayrimenkul Yatirim Ortakligi AS	848,683	105,265
	Penta Teknoloji Urunleri Dagitim Ticaret AS	155,069	63,893
	Polisan Holding AS	83,972	25,141
*	Politeknik Metal Sanayi ve Ticaret AS	502	95,608
*	Reysas Tasimacilik ve Lojistik Ticaret AS	5,384,596	2,229,444
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,833,785	1,145,167
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	41,716	55,611
	Sekerbank Turk AS	1,683,553	201,549
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	503,659
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	173,967	198,654
	Suwen Tekstil Sanayi Pazarlama AS	19,541	16,787
*	Tekfen Holding AS	490,768	1,078,865
*	Teknosa Ic Ve Dis Ticaret AS	425,506	323,290
*	Tukas Gida Sanayi ve Ticaret AS	191,985	36,999

		Shares	Value»
TURKEY — (Continued)
*	Tumosan Motor ve Traktor Sanayi AS	47,923	$168,863
*	Turk Ilac VE Serum Sanayi AS	223,237	117,816
*	Turkiye Sinai Kalkinma Bankasi AS	3,621,906	1,279,609
*	Ulker Biskuvi Sanayi AS	17,897	65,619
*	Vakif Finansal Kiralama AS	175,612	8,626
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	94,762
	Vestel Beyaz Esya Sanayi ve Ticaret AS	623,279	312,659
*	Vestel Elektronik Sanayi ve Ticaret AS	271,184	451,555
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,203	231,255
*	Yayla Agro Gida Sanayi VE Nakliyat AS	439,847	125,663
	Ziraat Gayrimenkul Yatirim Ortakligi AS	126,483	42,245
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	573,367

TOTAL TURKEY			36,171,119

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Islamic Bank PJSC	2,609,410	8,944,217
	Abu Dhabi National Hotels	2,896,509	457,558
	Abu Dhabi National Insurance Co. PSC	107,433	178,416
*	Abu Dhabi Ports Co. PJSC	151,426	220,587
	Abu Dhabi Ship Building Co. PJSC	185,795	200,974
	Agthia Group PJSC	901,446	1,864,341
	Air Arabia PJSC	6,779,924	5,301,718
*	Ajman Bank PJSC	3,693,896	1,748,881
*	AL Seer Marine Supplies & Equipment Co. LLC	197,830	207,211

1092

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	3,523,544	$1,063,427
*	Amlak Finance PJSC	1,797,166	402,461
*	Apex Investment Co. PSC	2,147,577	2,303,753
*††	Arabtec Holding PJSC	2,783,626	0
*	Aramex PJSC	1,593,641	993,558
	Burjeel Holdings PLC	1,253,400	776,012
*	Dana Gas PJSC	12,321,198	2,263,742
	Deyaar Development PJSC	4,393,484	850,114
	Dubai Financial Market PJSC	4,059,981	1,401,441
	Dubai Investments PJSC	4,764,945	2,748,376
	Emaar Development PJSC	1,919,421	4,841,693
	Emirates Central Cooling Systems Corp.	650,933	310,278
	Emirates Integrated Telecommunications Co. PJSC	291,320	592,027
*	EMSTEEL Building Materials PJSC	3,695,094	1,345,731
*	Eshraq Investments PJSC	1,751,370	158,084
*	Ghitha Holding PJSC	70,203	453,184
*	Gulf Navigation Holding PJSC	1,089,050	1,768,514
*	Manazel PJSC	2,086,995	188,250
	National Central Cooling Co. PJSC	101,888	89,962
*	National Corp. for Tourism & Hotels	11,988	8,210
	Palms Sports PrJSC	60,697	148,195
	RAK Properties PJSC	3,976,501	1,285,866
	Ras Al Khaimah Ceramics	1,061,670	722,049
*	Space42 PLC	1,811,352	1,034,524
	Taaleem Holdings PJSC	45,676	51,690
	TECOM Group PJSC	336,524	293,487

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	6,905,565	$647,853

TOTAL UNITED ARAB EMIRATES			45,866,384

TOTAL COMMON STOCKS			3,846,285,779

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
*	Alpargatas SA	453,966	563,050
	Banco ABC Brasil SA, 7.270%	323,334	1,170,085
Ω	Banco BMG SA, 14.617%	257,749	179,237
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	559,770	1,089,348
	Banco Pan SA, 2.531%	892,122	1,311,740
	Banco Pine SA, 13.114%	46,090	36,675
*	Braskem SA Class A	101,455	308,179
	Centrais Eletricas de Santa Catarina SA, 7.712%	59,700	807,683
	Cia de Ferro Ligas da Bahia FERBASA, 5.891%	604,412	790,423
	Cia De Sanena Do Parana, 5.020%	3,770,790	3,613,655
	Cia Energetica do Ceara Class A, 3.574%	21,357	99,712
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	455,278	1,912,972
	Eucatex SA Industria e Comercio, 6.457%	116,578	289,383
	Marcopolo SA, 5.851%	2,161,813	3,163,684
	Randon SA Implementos e Participacoes, 4.800%	606,987	1,123,486
	Schulz SA, 6.962%	370,405	402,384
	Taurus Armas SA, 3.228%	57,704	93,829

1093

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Track & Field Co. SA, 1.990%	104,100	$187,279
	Unipar Carbocloro SA Class B, 6.195%	268,232	2,074,073
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	770,721	881,258

TOTAL BRAZIL			20,098,135

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.862%	247,262	307,535
	Embotelladora Andina SA Class B, 6.056%	128,271	380,493

TOTAL CHILE			688,028

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.989%	343,231	33,972

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	289,049

TOTAL PREFERRED STOCKS			21,109,184

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Banco Pine SA Rights 11/11/2024	1,409	32
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	246
*	Hidrovias do Brasil SA Rights 11/18/2024	690,719	2,390

TOTAL BRAZIL			2,668

CHINA — (0.0%)
*	Shougang Fushan Resources Group Ltd. Rights 11/05/2024	202,437	4,948

		Shares	Value»
INDIA — (0.0%)
*	Hindware Home Innovation Ltd. Rights 11/22/2024	5,572	$5,368

MALAYSIA — (0.0%)
*	VS Industry Bhd. Warrants 09/05/2026	608,240	22,918

SOUTH KOREA — (0.0%)
*	CreoSG Co. Ltd. Rights 11/28/2024	5,390	656
*	Ecopro HN Co. Ltd. Rights 12/05/2024	8,028	29,378

TOTAL SOUTH KOREA			30,034

TAIWAN — (0.0%)
*	Apex International Co. Ltd Rights	69,010	0
*	Ching Feng Home Fashions Co. Ltd. Rights	6,743	1,337
*	Concord International Securities Co. Ltd. Rights	72,054	6,184
*	Fittech Co. Ltd. Rights	9,786	9,315
*	Fulltech Fiber Glass Corp. Rights	114,136	10,865
*	S-Tech Corp. Rights	50,033	1,327
*	Unitech Printed Circuit Board Corp. Rights	94,873	12,733
*	Wafer Works Corp. Rights 11/04/2024	70,193	5,806
*	Waffer Technology Corp. Rights 12/02/2024	8,312	5,577

TOTAL TAIWAN			53,144

THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 08/13/2025	1,717,272	2,544
#*	Jasmine International PCL Warrants 10/10/2031	4,030,021	35,828
*	Northeast Rubber PCL Warrants 05/15/2026	426,852	9,613

1094

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»
THAILAND — (Continued)
* VGI PCL Warrants 08/15/2025	717,890	$28,082

TOTAL THAILAND		76,067

TOTAL RIGHTS/WARRANTS		195,147

TOTAL INVESTMENT SECURITIES (Cost $2,780,802,335)		3,867,590,110

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	2,257,465	$26,109,835

TOTAL INVESTMENTS — (100.0%) (Cost $2,806,911,967)			$3,893,699,945

As of October 31, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	101	12/20/24	$28,922,748	$28,979,425	$56,677

Total Futures Contracts			$28,922,748	$28,979,425	$56,677

As of October 31, 2024, the value of Rule 144A securities amounted to $210,764,852 or 5.5% of net assets.

Summary of the Series’ investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$125,967,068	—	—	$125,967,068
Chile	977,724	$21,305,543	—	22,283,267
China	30,791,786	800,391,448	$1,414,966	832,598,200
Colombia	3,560,509	62,084	—	3,622,593
Greece	—	19,840,096	—	19,840,096
Hong Kong	—	588,787	201,060	789,847
Hungary	—	3,501,681	—	3,501,681
India	5,995,172	975,129,570	1,542	981,126,284
Indonesia	—	70,951,208	140,771	71,091,979
Kuwait	—	21,062,215	—	21,062,215
Malaysia	—	59,989,665	86	59,989,751
Mexico	91,390,422	4,659,515	—	96,049,937
Philippines	—	35,429,172	634,544	36,063,716
Poland	—	47,339,001	—	47,339,001
Qatar	—	26,354,597	—	26,354,597
Saudi Arabia	—	156,939,365	—	156,939,365
South Africa	15,000,023	113,870,758	—	128,870,781
South Korea	79,556	344,201,767	753,567	345,034,890
Taiwan	504,081	727,374,126	44,635	727,922,842
Thailand	43,898,584	13,880,342	21,240	57,800,166

1095

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$36,171,119	—	$36,171,119
United Arab Emirates	—	45,866,384	—	45,866,384
Preferred Stocks
Brazil	$20,098,135	—	—	20,098,135
Chile	—	688,028	—	688,028
Colombia	33,972	—	—	33,972
Philippines	—	289,049	—	289,049
Rights/Warrants
Brazil	—	2,668	—	2,668
China	—	4,948	—	4,948
India	—	5,368	—	5,368
Malaysia	22,918	—	—	22,918
South Korea	—	30,034	—	30,034
Taiwan	—	53,144	—	53,144
Thailand	47,985	28,082	—	76,067
Securities Lending Collateral	—	26,109,835	—	26,109,835

Total Investments in Securities	$338,367,935	$3,552,119,599	$3,212,411<>	$3,893,699,945

Financial Instruments
Assets
Futures Contracts**	56,677	—	—	56,677

Total Financial Instruments	$56,677	—	—	$56,677

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1096

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $424,795, $212,660, $139,021 and $10,464 of securities on loan, respectively)	$12,124,126	$2,929,210	$1,367,646	$1,537,875
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $394,858, $41,706, $18,337 and $11,156, respectively)	394,864	41,708	18,337	11,156
Segregated Cash for Futures Contracts	1,913	175	58	87
Foreign Currencies at Value	7,246	373	729	657
Cash	191,966	937	751	1,148
Receivables:
Investment Securities Sold	30,879	11,455	3,952	7,629
Dividends, Interest and Tax Reclaims	112,083	29,203	659	6,049
Securities Lending Income	193	290	287	21
Futures Margin Variation	3,948	—	—	—
Unrealized Gain on Foreign Currency Contracts	1	—	—	27
Prepaid Expenses and Other Assets	—	—	1	1

Total Assets	12,867,219	3,013,351	1,392,420	1,564,650

LIABILITIES:
Payables:
Upon Return of Securities Loaned	394,796	41,764	18,351	11,159
Investment Securities Purchased	—	—	16	—
Due to Advisor	2,188	266	125	146
Futures Margin Variation	—	68	22	34
Unrealized Loss on Foreign Currency Contracts	3	38	2	—
Accrued Expenses and Other Liabilities	597	195	116	85

Total Liabilities	397,584	42,331	18,632	11,424

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,469,635	$2,971,020	$1,373,788	$1,553,226

Investment Securities at Cost	$9,273,596	$2,449,425	$1,378,434	$1,319,729

Foreign Currencies at Cost	$7,414	$371	$726	$657

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1097

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $215,909, $93,454, $170,614 and $347,235 of securities on loan, respectively)	$5,690,553	$1,377,082	$5,360,557	$3,867,590
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $240,955, $94,296, $56,676 and $26,110, respectively)	240,959	94,298	56,677	26,110
Segregated Cash for Futures Contracts	—	—	1,781	1,474
Foreign Currencies at Value	1,097	4,458	26,377	26,225
Cash	1,008	304	30,896	6,349
Receivables:
Investment Securities Sold	11,900	4,124	4,145	2,399
Dividends, Interest and Tax Reclaims	48,728	900	6,371	4,891
Securities Lending Income	452	52	345	1,401
Futures Margin Variation	—	97	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	2
Prepaid Expenses and Other Assets	—	1	—	—

Total Assets	5,994,697	1,481,316	5,487,149	3,936,441

LIABILITIES:
Payables:
Upon Return of Securities Loaned	241,088	94,371	56,737	26,097
Investment Securities Purchased	—	—	7,427	14
Due to Advisor	508	123	468	665
Futures Margin Variation	—	—	692	573
Unrealized Loss on Foreign Currency Contracts	—	2	1	—
Deferred Taxes Payable	—	—	85,855	81,540
Accrued Expenses and Other Liabilities	327	59	745	765

Total Liabilities	241,923	94,555	151,925	109,654

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,752,774	$1,386,761	$5,335,224	$3,826,787

Investment Securities at Cost	$4,623,812	$1,069,873	$2,912,770	$2,780,802

Foreign Currencies at Cost	$1,095	$4,453	$26,731	$26,405

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1098

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $46,310, $8,947, $716 and $314, respectively)	$493,650	$78,459	$49,700	$60,266
Dividend Income from Affiliates	16,169	2,306	698	953
Income from Securities Lending, Net	3,266	3,385	2,697	364

Total Investment Income	513,085	84,150	53,095	61,583

Expenses
Investment Management Fees	25,364	3,054	1,378	1,614
Accounting & Transfer Agent Fees	261	71	32	37
Custodian Fees	644	317	195	94
Shareholders’ Reports	51	24	23	20
Directors’/Trustees’ Fees & Expenses	100	24	11	12
Professional Fees	1,043	51	23	27
Other	293	107	31	36

Total Expenses	27,756	3,648	1,693	1,840

Net Expenses	27,756	3,648	1,693	1,840

Net Investment Income (Loss)	485,329	80,502	51,402	59,743

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	3,034	(70,589)	(95,372)	23,405
Affiliated Investment Companies Shares Sold	(46)	(10)	—	(1)
Futures	24,211	(169)	(102)	(33)
Foreign Currency Transactions	2,242	(1,600)	830	824
In-Kind Redemptions	178,254	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,773,464	429,447	313,651	333,371
Affiliated Investment Companies Shares	6	3	—	—
Futures	3,619	(90)	(30)	(37)
Translation of Foreign Currency-Denominated Amounts	890	(1,443)	8	(41)

Net Realized and Unrealized Gain (Loss)	1,985,674	355,549	218,985	357,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,471,003	$436,051	$270,387	$417,231

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

1099

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,166, $5,317, $18,546 and $12,983, respectively)	$162,924	$29,324	$139,232	$104,166
Dividend Income from Affiliates	12,478	5,191	2,471	1,968
Income from Securities Lending, Net	4,994	969	3,903	12,742

Total Investment Income	180,396	35,484	145,606	118,876

Expenses
Investment Management Fees	5,611	1,351	5,036	8,031
Accounting & Transfer Agent Fees	116	28	110	98
Custodian Fees	605	52	2,108	2,241
Shareholders’ Reports	33	20	32	30
Directors’/Trustees’ Fees & Expenses	43	10	38	32
Professional Fees	142	24	166	171
Other	119	28	94	96

Total Expenses	6,669	1,513	7,584	10,699

Net Expenses	6,669	1,513	7,584	10,699

Net Investment Income (Loss)	173,727	33,971	138,022	108,177

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	173,970	46,365	(127,837)	(46,200)
Affiliated Investment Companies Shares Sold	(27)	(3)	3	(3)
Futures	(11)	(307)	6,001	5,328
Foreign Currency Transactions	(140)	(199)	(1,645)	(1,009)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	765,290	248,969	1,018,708	690,488
Affiliated Investment Companies Shares	3	2	1	—
Futures	—	—	2,452	1,874
Translation of Foreign Currency-Denominated Amounts	1,610	—	(162)	(89)

Net Realized and Unrealized Gain (Loss)	940,695	294,827	897,521	650,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,114,422	$328,798	$1,035,543	$758,566

**	Net of foreign capital gain taxes withheld of $0, $0, $4,877 and $20,735, respectively.
***	Including foreign capital gain taxes of $0, $0, $(46,369) and $(39,844), respectively.

See accompanying Notes to Financial Statements.

1100

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$485,329	$521,529	$80,502	$74,994	$51,402	$56,434
Net Realized Gain (Loss) on:
Investment Securities Sold	3,034	(82,311)	(70,589)	(18,627)	(95,372)	(71,672)
Affiliated Investment Companies Shares Sold	(46)	40	(10)	5	—	2
Futures	24,211	13,590	(169)	—	(102)	—
Foreign Currency Transactions	2,242	(3,403)	(1,600)	(1,676)	830	(160)
In-Kind Redemptions	178,254	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,773,464	1,357,100	429,447	411,469	313,651	24,799
Affiliated Investment Companies Shares	6	193	3	18	—	7
Futures	3,619	(9,976)	(90)	—	(30)	—
Translation of Foreign Currency-Denominated Amounts	890	3,266	(1,443)	363	8	(26)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,471,003	1,800,028	436,051	466,546	270,387	9,384

Transactions in Interest:
Contributions	574,640	250,078	35,137	89,497	61,545	142,192
Withdrawals	(2,017,781)	(1,135,466)	(321,339)	(255,213)	(160,286)	(143,456)

Net Increase (Decrease) from Transactions in Interest	(1,443,141)	(885,388)	(286,202)	(165,716)	(98,741)	(1,264)

Total Increase (Decrease) in Net Assets	1,027,862	914,640	149,849	300,830	171,646	8,120
Net Assets
Beginning of Year	11,441,773	10,527,133	2,821,173	2,520,343	1,202,141	1,194,021

End of Year	$12,469,635	$11,441,773	$2,971,022	$2,821,173	$1,373,787	$1,202,141

See accompanying Notes to Financial Statements.

1101

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,743	$52,045	$173,727	$157,395	$33,971	$31,559
Net Realized Gain (Loss) on:
Investment Securities Sold	23,405	(66,245)	173,970	(20,150)	46,365	39,665
Affiliated Investment Companies Shares Sold	(1)	5	(27)	32	(3)	12
Futures	(33)	(38)	(11)	—	(307)	100
Foreign Currency Transactions	824	624	(140)	(947)	(199)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	333,371	124,537	765,290	387,371	248,969	(25,591)
Affiliated Investment Companies Shares	—	7	3	103	2	84
Futures	(37)	—	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(41)	(27)	1,610	2,185	—	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	417,231	110,908	1,114,422	525,989	328,798	45,714

Transactions in Interest:
Contributions	69,101	49,887	234,420	78,110	5,707	11,312
Withdrawals	(185,021)	(76,729)	(237,781)	(308,949)	(125,143)	(94,687)

Net Increase (Decrease) from Transactions in Interest	(115,920)	(26,842)	(3,361)	(230,839)	(119,436)	(83,375)

Total Increase (Decrease) in Net Assets	301,311	84,066	1,111,061	295,150	209,362	(37,661)
Net Assets
Beginning of Year	1,251,913	1,167,847	4,641,713	4,346,563	1,177,399	1,215,060

End of Year	$1,553,224	$1,251,913	$5,752,774	$4,641,713	$1,386,761	$1,177,399

See accompanying Notes to Financial Statements.

1102

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,022	$151,343	$108,177	$116,485
Net Realized Gain (Loss) on:
Investment Securities Sold	(127,837)	(74,176)	(46,200)	(52,118)
Affiliated Investment Companies Shares Sold	3	(7)	(3)	13
Futures	6,001	1,925	5,328	2,911
Foreign Currency Transactions	(1,645)	(1,157)	(1,009)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,018,708	447,867	690,488	476,799
Affiliated Investment Companies Shares	1	35	—	25
Futures	2,452	140	1,874	1,364
Translation of Foreign Currency-Denominated Amounts	(162)	(15)	(89)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	1,035,543	525,955	758,566	544,864

Transactions in Interest:
Contributions	238,564	213,807	60,643	188,166
Withdrawals	(317,878)	(353,195)	(806,861)	(439,510)

Net Increase (Decrease) from Transactions in Interest	(79,314)	(139,388)	(746,218)	(251,344)

Total Increase (Decrease) in Net Assets	956,229	386,567	12,348	293,520
Net Assets
Beginning of Year	4,378,995	3,992,428	3,814,439	3,520,919

End of Year	$5,335,224	$4,378,995	$3,826,787	$3,814,439

See accompanying Notes to Financial Statements.

1103

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Total Return	21.98%	17.00%	(13.82%)	51.09%	(18.68%)	15.91%	18.71%	(23.60%)	13.08%	(1.93%)

Net Assets, End of Year (thousands)	$12,469,635	$11,441,773	$10,527,133	$12,297,493	$9,481,550	$2,971,020	$2,821,173	$2,520,343	$3,416,144	$2,943,153
Ratio of Expenses to Average Net Assets	0.22%	0.21%	0.21%	0.22%	0.21%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.21%	0.21%	0.22%	0.22%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.83%	4.34%	4.36%	3.50%	2.77%	2.64%	2.63%	2.56%	2.11%	2.13%
Portfolio Turnover Rate	13%	13%	15%	9%	12%	14%	9%	11%	11%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1104

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Total Return	22.46%	0.60%	(26.65%)	38.31%	0.14%	32.13%	9.20%	(33.34%)	51.93%	(14.87%)

Net Assets, End of Year (thousands)	$1,373,788	$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,553,226	$1,251,913	$1,167,847	$1,897,276	$1,475,782
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.13%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.73%	4.37%	4.23%	3.42%	4.21%	3.70%	3.88%	4.07%	2.27%	2.38%
Portfolio Turnover Rate	23%	17%	19%	19%	18%	20%	9%	14%	12%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1105

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Total Return	24.06%	11.76%	(29.07%)	51.24%	(2.23%)	28.42%	3.53%	(12.52%)	59.72%	6.02%

Net Assets, End of Year (thousands)	$5,752,774	$4,641,713	$4,346,563	$6,539,105	$4,601,945	$1,386,761	$1,177,399	$1,215,060	$1,451,408	$970,883
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.12%	0.12%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.12%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.14%	2.85%	2.11%	2.15%	2.52%	2.47%	3.00%	1.90%	2.08%
Portfolio Turnover Rate	16%	11%	11%	17%	8%	18%	17%	15%	27%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1106

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Total Return	23.68%	13.27%	(25.79%)	22.22%	2.67%	20.85%	15.47%	(22.31%)	36.03%	1.25%

Net Assets, End of Year (thousands)	$5,335,224	$4,378,995	$3,992,428	$6,309,330	$5,724,325	$3,826,787	$3,814,439	$3,520,919	$5,128,719	$4,906,954
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.15%	0.15%	0.13%	0.27%	0.25%	0.26%	0.27%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.16%	0.15%	0.14%	0.27%	0.26%	0.26%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.32%	3.26%	2.42%	2.38%	2.69%	2.93%	2.91%	2.47%	2.64%
Portfolio Turnover Rate	15%	14%	10%	19%	22%	13%	19%	12%	16%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1107

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

1108

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

1109

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Series. For the year ended October 31, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

1110

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2024, the total related amounts paid by the Trust to the CCO were $53 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$160
The Japanese Small Company Series	42
The Asia Pacific Small Company Series	19
The United Kingdom Small Company Series	26
The Continental Small Company Series	38
The Canadian Small Company Series	10
The Emerging Markets Series	65
The Emerging Markets Small Cap Series	57

E. Purchases and Sales of Securities:

For the year ended October 31, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,615,002	$2,315,127
The Japanese Small Company Series	432,149	654,900
The Asia Pacific Small Company Series	324,987	310,937
The United Kingdom Small Company Series	311,835	336,620
The Continental Small Company Series	1,056,502	890,638
The Canadian Small Company Series	241,757	314,117
The Emerging Markets Series	802,293	749,775
The Emerging Markets Small Cap Series	509,131	1,158,714

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

1111

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$3,500,151	$3,502,732	$(46)	$6	$394,864	34,140	$16,169	—

Total	$397,485	$3,500,151	$3,502,732	$(46)	$6	$394,864		$16,169	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$29,019	$372,732	$360,036	$(10)	$3	$41,708	3,606	$2,306	—

Total	$29,019	$372,732	$360,036	$(10)	$3	$41,708		$2,306	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$11,830	$101,476	$94,969	—	—	$18,337	1,585	$698	—

Total	$11,830	$101,476	$94,969	—	—	$18,337		$698	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$11,602	$111,372	$111,817	$(1)	—	$11,156	965	$953	—

Total	$11,602	$111,372	$111,817	$(1)	—	$11,156		$953	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$151,094	$1,272,357	$1,182,468	$(27)	$3	$240,959	20,833	$12,478	—

Total	$151,094	$1,272,357	$1,182,468	$(27)	$3	$240,959		$12,478	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$85,252	$902,449	$893,402	$(3)	$2	$94,298	8,153	$5,191	—

Total	$85,252	$902,449	$893,402	$(3)	$2	$94,298		$5,191	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$662,457	$647,283	$3	$1	$56,677	4,900	$2,471	—

Total	$41,499	$662,457	$647,283	$3	$1	$56,677		$2,471	—

1112

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$46,467	$297,690	$318,044	$(3)	—	$26,110	2,257	$1,968	—

Total	$46,467	$297,690	$318,044	$(3)	—	$26,110		$1,968	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$9,769,199	$3,185,558	$(435,766)	$2,749,792
The Japanese Small Company Series	2,592,505	621,514	(243,100)	378,414
The Asia Pacific Small Company Series	1,438,036	287,601	(339,654)	(52,053)
The United Kingdom Small Company Series	1,348,510	407,096	(206,575)	200,521
The Continental Small Company Series	4,928,282	1,715,115	(711,886)	1,003,229
The Canadian Small Company Series	1,196,214	389,870	(114,705)	275,165
The Emerging Markets Series	3,080,798	2,477,404	(140,969)	2,336,435
The Emerging Markets Small Cap Series	2,950,770	1,418,183	(475,253)	942,930

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

1113

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$109,126
The Japanese Small Company Series	272
The Asia Pacific Small Company Series	91
The United Kingdom Small Company Series	135
The Emerging Markets Series	33,617

1114

Futures*
The Emerging Markets Small Cap Series	$ 28,069

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2024	Equity Contracts *,(1)
The Emerging Markets Series	$443	$443
The Emerging Markets Small Cap Series	57	57

	Liability Derivatives Value
	Total Value at October 31, 2024	Equity Contracts *,(2)
The DFA International Value Series	$(838)	$(838)
The Japanese Small Company Series	(90)	(90)
The Asia Pacific Small Company Series	(30)	(30)
The United Kingdom Small Company Series	(37)	(37)

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$24,211	$24,211
The Japanese Small Company Series	(169)	(169)
The Asia Pacific Small Company Series	(102)	(102)
The United Kingdom Small Company Series	(33)	(33)
The Continental Small Company Series	(11)	(11)
The Canadian Small Company Series	(307)	(307)
The Emerging Markets Series	6,001	6,001
The Emerging Markets Small Cap Series	5,328	5,328

1115

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$3,619	$3,619
The Japanese Small Company Series	(90)	(90)
The Asia Pacific Small Company Series	(30)	(30)
The United Kingdom Small Company Series	(37)	(37)
The Emerging Markets Series	2,452	2,452
The Emerging Markets Small Cap Series	1,874	1,874

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the year ended October 31, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
The DFA International Value Series	6.08%	$1,658	10	$ 3	$3,809	—
The Japanese Small Company Series	6.08%	362	5	—	811	—
The Asia Pacific Small Company Series	5.58%	37	1	—	37	—
The United Kingdom Small Company Series	6.08%	1,492	3	1	1,492	—
The Continental Small Company Series	6.08%	195	1	—	195	—

1116

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
The Emerging Markets Small Cap Series	6.08%	$4,930	3	$ 2	$6,297	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2024, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—
The Japanese Small Company Series	Borrower	5.69%	50,906	5	40	54,029	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$262,164	$150,917	$(11,044)
The Japanese Small Company Series	52,514	76,660	2,495
The Asia Pacific Small Company Series	47,570	47,419	(2,939)

1117

Series	Purchases	Sales	Realized Gain (Loss)
The United Kingdom Small Company Series	$ 70,084	$ 65,785	$ 827
The Continental Small Company Series	131,149	68,906	(3,544)
The Canadian Small Company Series	70,879	36,669	7,254
The Emerging Markets Series	2,397	6,731	(2,168)
The Emerging Markets Small Cap Series	2,809	4,008	(2,786)

J. Securities Lending:

As of October 31, 2024, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$ 49,208
The Japanese Small Company Series	191,623
The Asia Pacific Small Company Series	137,018
The Continental Small Company Series	10,356
The Canadian Small Company Series	3,506
The Emerging Markets Series	126,030
The Emerging Markets Small Cap Series	342,344

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be

1118

able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2024, the realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The DFA International Value Series	$178,254

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1119

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

1120

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (2.9%)
*	Anima Holding SA	1,106,800	$488,218
*	Atacadao SA	1,576,906	2,043,112
	Azzas 2154 SA	9,678	69,041
	Banco Bradesco SA (BBD US), ADR	387,640	957,471
	Banco Bradesco SA (BBDC3 BZ)	3,524,949	7,768,315
	Banco do Brasil SA	5,644,460	25,708,563
	Banco Santander Brasil SA	986,013	4,639,339
	Bemobi Mobile Tech SA	55,655	148,454
*	Blau Farmaceutica SA	9,600	24,910
	Boa Safra Sementes SA	70,200	151,186
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	180,515	735,375
	Brava Energia	175,795	516,356
*	BRF SA	1,649,171	7,482,876
*	C&A Modas SA	457,849	1,031,980
	Camil Alimentos SA	564,191	771,006
*	Cia Brasileira de Aluminio	257,044	258,783
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,124,537	4,325,590
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	477,972	975,063
*	Cogna Educacao SA	6,923,331	1,688,647
	Cosan SA	1,532,274	3,132,986
	Cruzeiro do Sul Educacional SA	12,500	7,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,236,143	4,648,714
	Dexco SA	1,400,880	2,006,485
*	Diagnosticos da America SA	23,800	10,910
	Dimed SA Distribuidora da Medicamentos	35,700	62,558
*	Embraer SA (EMBR3 BZ)	754,003	6,323,248

		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	136,146	$67,591
	Eternit SA	140,300	128,386
	Even Construtora e Incorporadora SA	713,756	744,512
	Ez Tec Empreendimentos e Participacoes SA	127,581	308,310
	Gerdau SA, Sponsored ADR	4,526,918	14,123,983
	Grendene SA	100,100	92,119
	Grupo SBF SA	263,970	661,649
	Guararapes Confeccoes SA	424,700	623,727
*Ω	Hapvida Participacoes e Investimentos SA	13,247,394	8,066,361
*	International Meal Co. Alimentacao SA, Class A	222,478	50,415
	Iochpe Maxion SA	515,754	909,120
*	IRB-Brasil Resseguros SA	126,125	945,569
	Jalles Machado SA	150,538	158,066
	JBS SA	2,000,515	12,461,476
	JHSF Participacoes SA	1,503,305	1,154,608
	JSL SA	59,410	81,702
	Lavvi Empreendimentos Imobiliarios SA	199,508	292,658
	Lojas Quero-Quero SA	567,391	282,670
*Ω	LWSA SA	801,300	575,238
	M Dias Branco SA	42,700	184,734
	Melnick Even Desenvolvimento Imobiliario SA	16,900	10,407
*	Moura Dubeux Engenharia SA	168,100	466,419
*	Movida Participacoes SA	373,009	387,146
	Natura & Co. Holding SA	2,545,616	6,037,191
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	2,061,121	27,722,077
#	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	6,364,308	78,726,490
	Petroleo Brasileiro SA (PETR3 BZ)	10,927,029	73,831,022

1121

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroreconcavo SA	288,800	$848,280
	Positivo Tecnologia SA	361,308	400,627
	Romi SA	296,213	517,523
	Sao Carlos Empreendimentos e Participacoes SA	60,300	235,738
*Ω	Ser Educacional SA	72,700	88,031
	Suzano SA (SUZB3 BZ)	19,470	201,305
	Trisul SA	397,531	363,774
	Tupy SA	378,984	1,530,778
	Vale SA (VALE US), Sponsored ADR	656,676	7,026,433
	Vale SA (VALE3 BZ)	1,307,172	14,032,957
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	856,388
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	164,800	179,313
	YDUQS Participacoes SA	120,081	220,391
*	Zamp SA	177,798	73,815

TOTAL BRAZIL			331,645,342

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,124,595
	Besalco SA	530,992	319,393
	Camanchaca SA	1,334,309	48,775
*	CAP SA	558,310	3,347,757
	Cementos BIO BIO SA	665,307	466,804
	Cencosud SA	4,122,328	8,483,212
	Cia Sud Americana de Vapores SA	46,849,671	2,533,986
*	Cristalerias de Chile SA	264,624	783,676
	Empresa Nacional de Telecomunicaciones SA	714,381	2,332,148
	Empresas CMPC SA	4,198,444	6,686,523
	Empresas Copec SA	1,491,993	9,413,512
*	Empresas Hites SA	1,694,432	138,051
	Enel Americas SA (ENELAM CI)	32,386,016	3,030,999
*	Falabella SA	1,568,863	5,619,208
	Grupo Security SA	3,558,533	975,462

		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	2,219,249	$1,646,341
*	Masisa SA	8,850,036	151,450
	PAZ Corp. SA	1,562,812	778,257
*	Ripley Corp. SA	647,087	184,875
	Salfacorp SA	2,712,464	1,613,808
	Sigdo Koppers SA	187,924	202,603
	SMU SA	3,058,733	471,889
	Sociedad Matriz SAAM SA	44,103,821	4,723,372
*	Socovesa SA	3,559,512	287,886
	SONDA SA	276,164	100,759
	Vina Concha y Toro SA	581,670	672,016

TOTAL CHILE			56,137,357

CHINA — (26.0%)
	360 Security Technology, Inc., Class A	678,933	922,682
	361 Degrees International Ltd.	4,912,000	2,535,040
Ω	3SBio, Inc.	7,774,000	5,831,137
*	5I5J Holding Group Co. Ltd., Class A	803,700	402,115
	AAC Technologies Holdings, Inc	3,593,000	14,512,140
*	ADAMA Ltd., Class A	191,800	198,376
*	Addsino Co. Ltd., Class A	85,900	101,777
	Advanced Technology & Materials Co. Ltd., Class A	308,500	470,467
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	823,018
	AECC Aviation Power Co. Ltd., Class A	267,307	1,607,009
*	Agile Group Holdings Ltd.	2,960,999	353,192
	Agricultural Bank of China Ltd., Class H	90,958,000	44,691,862
	Aisino Corp., Class A	369,067	527,087
	Ajisen China Holdings Ltd.	2,763,000	312,008
	Alibaba Group Holding Ltd. (9988 HK)	20,866,600	255,246,650
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	170,431	16,698,829
*	Alibaba Pictures Group Ltd.	22,870,000	1,424,794

1122

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	A-Living Smart City Services Co. Ltd.	2,905,500	$1,173,611
*Ω	Alliance International Education Leasing Holdings Ltd.	899,000	32,359
	Allmed Medical Products Co. Ltd., Class A	111,200	132,267
	Aluminum Corp. of China Ltd., Class H	7,952,000	5,066,625
	Andon Health Co. Ltd., Class A	47,700	311,250
*	Angang Steel Co. Ltd., Class H	5,641,632	1,092,673
	Anhui Conch Cement Co. Ltd., Class H	3,560,500	10,342,689
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	388,373
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	396,027
	Anhui Heli Co. Ltd., Class A	203,527	513,784
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	662,691
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	318,204
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	256,949
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	672,266
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	64,260
*	Anhui Tatfook Technology Co. Ltd., Class A	136,500	325,245
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	146,571
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	372,576

		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co. Ltd., Class A	236,100	$246,063
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	762,194
	Anjoy Foods Group Co. Ltd., Class A	36,099	434,895
	Anton Oilfield Services Group	14,658,000	1,092,869
	Aotecar New Energy Technology Co. Ltd., Class A	689,700	280,848
	APT Satellite Holdings Ltd.	154,000	41,950
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	228,177	614,713
	Asia Cement China Holdings Corp.	2,452,000	749,814
#Ω	AsiaInfo Technologies Ltd.	914,800	603,570
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	921,339
	AVIC Industry-Finance Holdings Co. Ltd., Class A	1,806,900	1,052,913
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	6,110,405
Ω	BAIC Motor Corp. Ltd., Class H	8,138,000	2,247,452
*	Baidu, Inc. (9888 HK), Class A	100,000	1,141,082
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	56,947,956
	Baiyin Nonferrous Group Co. Ltd., Class A	770,100	335,952
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,547,953
	Bank of Changsha Co. Ltd., Class A	1,221,700	1,464,515
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,973,281
	Bank of China Ltd., Class H	254,648,817	120,863,900
	Bank of Chongqing Co. Ltd., Class H	2,931,500	2,130,368

1123

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	27,657,574	$20,947,426
	Bank of Guiyang Co. Ltd., Class A	881,151	743,469
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,610,265
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	6,473,178
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,464,937
	Bank of Ningbo Co. Ltd., Class A	2,044,181	7,349,447
Ω	Bank of Qingdao Co. Ltd., Class H	106,000	37,119
	Bank of Shanghai Co. Ltd., Class A	3,446,447	3,757,274
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,208,912
	Bank of Xi’an Co. Ltd., Class A	705,600	359,528
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,682,353
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	267,558	157,190
	Baoxiniao Holding Co. Ltd., Class A	377,300	216,418
*	Baoye Group Co. Ltd., Class H	1,363,120	760,863
	BBMG Corp., Class H	11,447,000	1,162,180
	Befar Group Co. Ltd., Class A	628,200	350,415
	Beibuwan Port Co. Ltd., Class A	443,467	500,184
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,543,034
*	Beijing Capital International Airport Co. Ltd., Class H	3,260,000	1,184,878
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	1,013,768
	Beijing Energy International Holding Co. Ltd.	4,182,000	88,623
	Beijing Enterprises Holdings Ltd.	2,339,500	7,665,003
	Beijing Enterprises Water Group Ltd.	17,612,000	5,243,762

		Shares	Value»
CHINA — (Continued)
	Beijing Gehua CATV Network Co. Ltd., Class A	296,700	$311,004
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	588,628	437,666
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	450,898
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	667,323
	Beijing New Building Materials PLC, Class A	113,410	497,234
	Beijing North Star Co. Ltd., Class H	3,338,000	372,522
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	154,900	217,761
	Beijing Originwater Technology Co. Ltd., Class A	753,163	535,490
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	49,500	116,690
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	217,677
	Beijing Shougang Co. Ltd., Class A	1,336,666	616,240
*	Beijing Shunxin Agriculture Co. Ltd., Class A	104,522	262,765
	Beijing Sinnet Technology Co. Ltd., Class A	377,128	573,886
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	234,575
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	222,013
	Beijing Strong Biotechnologies, Inc., Class A	130,700	252,768

1124

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	$101,848
	Beijing WKW Automotive Parts Co. Ltd., Class A	124,300	58,687
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	794,512
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	247,202	353,365
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,961,337
*	Beiqi Foton Motor Co. Ltd., Class A	1,943,402	733,619
*	Bengang Steel Plates Co. Ltd., Class A	515,700	268,985
	Best Pacific International Holdings Ltd., Class H	396,000	134,317
	Bestore Co. Ltd., Class A	36,900	63,580
	Beyondsoft Corp., Class A	89,200	170,613
	BGI Genomics Co. Ltd., Class A	84,200	541,941
	Black Peony Group Co. Ltd., Class A	151,800	103,707
*	Blue Sail Medical Co. Ltd., Class A	206,600	158,439
	Bluestar Adisseo Co., Class A	234,900	363,496
Ω	BOC Aviation Ltd.	484,600	3,758,566
	BOE Technology Group Co. Ltd., Class A	8,187,726	5,373,936
	BOE Varitronix Ltd.	852,000	602,028
*	Bohai Leasing Co. Ltd., Class A	2,050,400	960,523
	Boyaa Interactive International Ltd.	87,000	20,529
	Bright Dairy & Food Co. Ltd., Class A	487,605	577,107
††	Brilliance China Automotive Holdings Ltd.	16,650,000	5,374,503
	Bros Eastern Co. Ltd., Class A	302,700	226,228

		Shares	Value»
CHINA — (Continued)
	B-Soft Co. Ltd., Class A	298,340	$236,818
	BTG Hotels Group Co. Ltd., Class A	286,313	558,859
	BYD Electronic International Co. Ltd.	2,284,000	9,787,889
	By-health Co. Ltd., Class A	136,700	244,570
*	C C Land Holdings Ltd.	14,255,429	2,201,755
#	C&D International Investment Group Ltd.	2,095,996	3,966,243
	C&S Paper Co. Ltd., Class A	333,000	332,664
	Caitong Securities Co. Ltd., Class A	997,510	1,159,457
	Camel Group Co. Ltd., Class A	362,820	436,403
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	635,401	318,802
	Canmax Technologies Co. Ltd., Class A	254,416	842,611
	Canny Elevator Co. Ltd., Class A	197,400	175,694
	CCCC Design & Consulting Group Co. Ltd., Class A	256,400	348,700
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,209,600	881,018
	CECEP Wind-Power Corp., Class A	2,054,970	963,001
	Central China Land Media Co. Ltd., Class A	248,100	376,706
††	Central China Management Co. Ltd.	7,334,350	75,475
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,916,248
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	102,204
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	263,610

1125

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	$1,185,876
	Changhong Meiling Co. Ltd., Class A	110,200	137,095
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	389,800	173,891
	Changjiang Publishing & Media Co. Ltd., Class A	177,300	206,985
	Changjiang Securities Co. Ltd., Class A	1,120,090	1,112,400
*	ChangYuan Technology Group Ltd., Class A	84,700	68,739
	Chaoju Eye Care Holdings Ltd.	61,500	22,585
	Chaowei Power Holdings Ltd.	2,803,000	515,908
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	204,395
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	339,120
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	223,361
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	416,178
	Chenguang Biotech Group Co. Ltd., Class A	82,100	102,628
	Chengxin Lithium Group Co. Ltd., Class A	201,500	412,664
	Chengzhi Co. Ltd., Class A	345,111	388,058
*	China Aerospace International Holdings Ltd.	2,612,000	147,012
	China Aircraft Leasing Group Holdings Ltd.	608,000	250,063
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	247,937

		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	8,528,878	$2,216,733
*Ω	China Bohai Bank Co. Ltd., Class H	1,335,500	170,037
	China CAMC Engineering Co. Ltd., Class A	266,600	300,606
	China Chunlai Education Group Co. Ltd.	34,000	18,870
	China Cinda Asset Management Co. Ltd., Class H	14,695,000	2,834,966
	China CITIC Bank Corp. Ltd., Class H	28,158,112	17,549,421
*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	27,852,000	2,391,444
	China Coal Energy Co. Ltd., Class H	10,409,000	12,985,002
	China Coal Xinji Energy Co. Ltd., Class A	37,600	42,936
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Communications Services Corp. Ltd., Class H	11,677,071	6,273,487
#	China Conch Environment Protection Holdings Ltd.	1,265,000	136,113
	China Conch Venture Holdings Ltd.	6,037,500	5,592,558
	China Construction Bank Corp., Class H	358,198,101	278,046,432
	China CYTS Tours Holding Co. Ltd., Class A	193,700	276,201
	China Design Group Co. Ltd., Class A	123,100	162,320
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,724,000	265,118
	China Education Group Holdings Ltd.	599,563	374,186

1126

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	350,000	$62,579
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	103,698
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	2,724,000	367,466
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,135,201
	China Everbright Bank Co. Ltd., Class H	8,476,000	2,865,045
	China Everbright Ltd.	4,401,869	2,863,730
Ω	China Feihe Ltd.	8,016,000	6,050,026
*	China Financial Services Holdings Ltd.	94,200	26,694
*	China First Heavy Industries Co. Ltd., Class A	510,700	229,042
	China Foods Ltd.	2,788,000	895,690
	China Galaxy Securities Co. Ltd., Class H	6,679,000	5,945,500
	China Gas Holdings Ltd.	12,376,200	10,628,109
*	China Glass Holdings Ltd.	1,092,000	80,629
#*	China Gold International Resources Corp. Ltd. (2099 HK)	218,500	1,019,838
	China Great Wall Securities Co. Ltd., Class A	427,300	513,121
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	630,110
	China Hanking Holdings Ltd.	611,000	68,538
	China Harmony Auto Holding Ltd.	4,122,000	259,555
#*	China High Speed Transmission Equipment Group Co. Ltd.	1,923,000	270,069

		Shares	Value»
CHINA — (Continued)
	China Hongqiao Group Ltd.	9,504,000	$15,270,025
#††	China Huiyuan Juice Group Ltd.	4,182,433	188,621
	China International Marine Containers Group Co. Ltd., Class H	4,666,220	3,674,237
	China Jinmao Holdings Group Ltd.	17,441,750	2,707,686
	China Jushi Co. Ltd., Class A	1,274,241	2,024,840
*	China Kepei Education Group Ltd.	1,630,000	268,346
	China Lesso Group Holdings Ltd.	5,017,000	2,499,132
	China Lilang Ltd.	1,720,000	849,899
*Ω	China Literature Ltd.	569,200	2,055,138
*	China Longevity Group Co. Ltd.	1,152,649	38,105
*††	China Maple Leaf Educational Systems Ltd.	272,000	8,850
	China Medical System Holdings Ltd.	5,063,000	5,064,269
	China Meheco Group Co. Ltd., Class A	425,320	680,196
#	China Meidong Auto Holdings Ltd.	1,238,000	357,409
	China Mengniu Dairy Co. Ltd.	10,277,000	23,014,920
	China Merchants Bank Co. Ltd., Class H	7,433,500	36,376,016
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	668,107
	China Merchants Land Ltd.	2,256,000	87,368
	China Merchants Port Holdings Co. Ltd.	4,844,291	7,966,511
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	415,720

1127

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	$2,210,047
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	17,763,400	6,597,656
#	China Modern Dairy Holdings Ltd.	9,573,000	1,004,190
	China National Accord Medicines Corp. Ltd., Class A	161,707	633,432
	China National Building Material Co. Ltd., Class H	19,147,250	8,146,026
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,726,884
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	298,093
	China National Medicines Corp. Ltd., Class A	230,000	1,021,697
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,665,834
Ω	China New Higher Education Group Ltd.	2,511,000	577,441
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	486,800	344,136
	China Nonferrous Mining Corp. Ltd.	2,820,000	1,999,558
*	China Oil & Gas Group Ltd.	18,900,000	493,166
	China Oilfield Services Ltd., Class H	5,764,000	5,393,187
	China Oriental Group Co. Ltd.	5,442,000	868,323
	China Overseas Grand Oceans Group Ltd.	8,111,742	2,136,972
	China Overseas Land & Investment Ltd.	10,891,000	20,810,716

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	3,830,400	$13,302,416
	China Petroleum & Chemical Corp., Class H	95,493,575	53,790,603
	China Petroleum Engineering Corp., Class A	296,500	148,952
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	339,400	326,859
	China Railway Group Ltd., Class H	11,902,000	5,939,320
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	632,673
*	China Railway Materials Co. Ltd., Class A	1,060,400	416,898
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,908,000	2,435,202
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	262,258
*	China Rare Earth Holdings Ltd.	1,088,600	58,533
	China Reinsurance Group Corp., Class H	23,458,000	2,794,306
	China Resources Building Materials Technology Holdings Ltd.	11,382,000	2,943,587
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,036,786
	China Resources Gas Group Ltd.	1,014,400	3,911,148
	China Resources Land Ltd.	11,585,000	38,617,825
	China Resources Medical Holdings Co. Ltd.	3,993,500	1,991,949
Ω	China Resources Pharmaceutical Group Ltd.	7,726,500	5,465,154

1128

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Risun Group Ltd.	3,584,000	$1,511,265
*	China Sanjiang Fine Chemicals Co. Ltd.	3,861,000	873,210
*	China SCE Group Holdings Ltd.	754,000	17,908
Ω	China Shengmu Organic Milk Ltd.	729,000	16,639
	China Shenhua Energy Co. Ltd., Class H	5,995,000	25,957,877
	China Shineway Pharmaceutical Group Ltd.	1,750,000	2,074,255
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,023,252
	China Starch Holdings Ltd.	9,440,000	223,696
	China State Construction Engineering Corp. Ltd., Class A	12,788,706	10,831,812
	China State Construction International Holdings Ltd.	934,000	1,370,874
*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	533,502
	China Taiping Insurance Holdings Co. Ltd.	6,253,200	10,770,817
*††	China Tianrui Group Cement Co. Ltd.	45,000	104
	China Tianying, Inc., Class A	819,900	566,052
Ω	China Tower Corp. Ltd., Class H	167,822,000	22,644,367
*	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	4,731,986
	China TransInfo Technology Co. Ltd., Class A	218,682	315,180
	China Travel International Investment Hong Kong Ltd.	12,843,631	1,684,662
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	203,177

		Shares	Value»
CHINA — (Continued)
*	China Union Holdings Ltd., Class A	386,700	$254,546
#*	China Vanke Co. Ltd., Class H	7,192,405	6,847,610
	China West Construction Group Co. Ltd., Class A	394,200	411,066
	China XD Electric Co. Ltd., Class A	48,300	56,068
	China XLX Fertiliser Ltd.	2,216,000	1,161,482
	China Yongda Automobiles Services Holdings Ltd.	4,896,000	1,010,039
*Ω	China Youran Dairy Group Ltd.	1,273,000	218,112
*Ω	China Yuhua Education Corp. Ltd.	470,000	24,732
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	742,704
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,275,332
#††	China Zhongwang Holdings Ltd.	13,622,954	551,991
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	104,956
	Chinasoft International Ltd.	8,516,000	6,228,528
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	640,356
	Chongqing Changan Automobile Co. Ltd., Class A	1,633,809	3,041,186
	Chongqing Department Store Co. Ltd., Class A	125,084	387,794
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	408,122
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	84,259

1129

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Port Co. Ltd., Class A	184,000	$114,406
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,784,000	6,390,864
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	668,672
	CIMC Enric Holdings Ltd.	2,746,000	2,317,466
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	317,222
	CITIC Ltd.	16,287,483	19,131,435
	CITIC Resources Holdings Ltd.	13,288,000	716,934
	CITIC Securities Co. Ltd., Class H	796,325	2,199,323
	City Development Environment Co. Ltd., Class A	180,900	342,756
	CMST Development Co. Ltd., Class A	759,700	560,862
*	CNFinance Holdings Ltd., ADR	5,312	5,684
	CNGR Advanced Material Co. Ltd., Class A	187,040	1,008,618
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	433,015
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,302,245
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	520,777	618,962
*	COFCO Biotechnology Co. Ltd., Class A	453,000	371,412
	COFCO Capital Holdings Co. Ltd., Class A	162,200	492,852
#*	COFCO Joycome Foods Ltd.	10,236,000	2,025,421
	COFCO Sugar Holding Co. Ltd., Class A	536,600	737,130
	Cofoe Medical Technology Co. Ltd., Class A	40,300	214,538

		Shares	Value»
CHINA — (Continued)
*	Comba Telecom Systems Holdings Ltd.	1,430,000	$204,522
	Concord New Energy Group Ltd.	35,720,000	2,437,333
	Consun Pharmaceutical Group Ltd.	2,094,000	2,231,599
*††	Coolpad Group Ltd.	12,062,079	35,686
#	COSCO SHIPPING Development Co. Ltd., Class H	14,452,000	1,932,453
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	3,554,000	3,401,463
	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	20,671,633
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	1,826,519
	COSCO SHIPPING Ports Ltd.	6,205,440	3,548,610
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	676,539
*	CPMC Holdings Ltd.	4,051,000	3,534,973
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	289,464
	CRRC Corp. Ltd., Class H	3,275,000	2,119,804
	CSG Holding Co. Ltd., Class A	632,849	490,201
	CSPC Pharmaceutical Group Ltd.	3,404,000	2,520,093
	CSSC Hong Kong Shipping Co. Ltd.	1,838,000	388,895
	CSSC Science & Technology Co. Ltd., Class A	110,400	211,367
	CTS International Logistics Corp. Ltd., Class A	559,470	487,000
	Dajin Heavy Industry Co. Ltd., Class A	65,400	217,171
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	427,531
	Daqin Railway Co. Ltd., Class A	3,556,661	3,256,313

1130

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	126,288	$322,337
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	109,811
	Deppon Logistics Co. Ltd., Class A	193,700	389,416
*	Dezhan Healthcare Co. Ltd., Class A	555,200	235,017
	DHC Software Co. Ltd., Class A	737,600	758,346
	Dian Diagnostics Group Co. Ltd., Class A	203,900	364,706
	Digital China Group Co. Ltd., Class A	90,100	445,576
	Digital China Holdings Ltd.	1,524,000	545,155
	Digital China Information Service Group Co. Ltd., Class A	254,900	439,248
	Do-Fluoride New Materials Co. Ltd., Class A	178,200	304,298
	Dongfang Electric Corp. Ltd., Class H	798,600	1,048,096
	DongFeng Automobile Co. Ltd., Class A	132,900	122,680
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	305,513
	Dongguan Development Holdings Co. Ltd., Class A	308,200	467,297
	Dongxing Securities Co. Ltd., Class A	523,100	808,882
	Dongyue Group Ltd.	5,930,000	4,833,249
	Dynagreen Environmental Protection Group Co. Ltd., Class H	750,000	308,647
	Easyhome New Retail Group Co. Ltd., Class A	1,224,400	484,956
	E-Commodities Holdings Ltd.	5,880,000	1,081,580
	Edvantage Group Holdings Ltd.	351,596	106,783
	EEKA Fashion Holdings Ltd.	78,000	84,264

		Shares	Value»
CHINA — (Continued)
*	Elion Energy Co. Ltd., Class A	807,498	$43,123
	ENN Natural Gas Co. Ltd., Class A	219,900	567,236
	Era Co. Ltd., Class A	302,300	191,452
	Essex Bio-technology Ltd.	207,000	71,377
	Eternal Asia Supply Chain Management Ltd., Class A	1,008,900	884,898
#	EVA Precision Industrial Holdings Ltd.	4,192,000	366,080
	Ever Sunshine Services Group Ltd.	986,000	318,412
Ω	Everbright Securities Co. Ltd., Class H	282,600	276,289
	Fangda Carbon New Material Co. Ltd., Class A	811,294	603,200
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	457,348
	Far East Horizon Ltd.	8,098,000	5,679,035
	Far East Smarter Energy Co. Ltd., Class A	412,800	306,308
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	251,384
	FAW Jiefang Group Co. Ltd., Class A	418,452	506,883
	FAWER Automotive Parts Co. Ltd., Class A	470,012	349,672
	Feilong Auto Components Co. Ltd., Class A	150,600	225,725
	FESCO Group Co. Ltd., Class A	43,700	125,139
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	270,678	727,817
#*	FIH Mobile Ltd.	3,972,000	457,705
	FinVolution Group, ADR	488,484	2,960,213
#	Flat Glass Group Co. Ltd., Class H	162,000	330,135
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	218,541

1131

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	$163,717
	Fosun International Ltd.	9,712,683	5,514,274
	Founder Securities Co. Ltd., Class A	713,607	867,779
	Fu Shou Yuan International Group Ltd.	588,000	298,621
	Fufeng Group Ltd.	8,809,000	4,976,473
	Fujian Funeng Co. Ltd., Class A	644,857	852,168
	Fujian Star-net Communication Co. Ltd., Class A	157,171	386,518
	Fujian Sunner Development Co. Ltd., Class A	329,998	663,635
	Fushun Special Steel Co. Ltd., Class A	306,700	302,221
Ω	Ganfeng Lithium Group Co. Ltd., Class H	267,000	732,474
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	535,433
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	416,130
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	184,160
	GCL Energy Technology Co. Ltd., Class A	367,800	421,006
#*	GCL Technology Holdings Ltd.	28,393,000	6,269,378
*	GDS Holdings Ltd. (9698 HK), Class A	2,147,400	5,791,382
	Geely Automobile Holdings Ltd.	22,192,000	39,011,281
	GEM Co. Ltd., Class A	1,230,500	1,206,410
	Gemdale Corp., Class A	1,042,554	898,276
	Gemdale Properties & Investment Corp. Ltd.	30,156,000	1,107,375
Ω	Genertec Universal Medical Group Co. Ltd.	3,809,000	2,386,721

		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	2,865,000	$4,070,071
	Giant Network Group Co. Ltd., Class A	283,200	495,476
*	Glorious Property Holdings Ltd.	11,363,000	24,721
	GoerTek, Inc., Class A	232,031	761,743
††	Goldpac Group Ltd.	431,000	57,587
#	Goldwind Science & Technology Co. Ltd., Class H	2,985,800	2,536,307
*	Goodbaby International Holdings Ltd.	202,000	22,070
	Gotion High-tech Co. Ltd., Class A	375,583	1,199,889
	Grand Pharmaceutical Group Ltd., Class L	3,827,000	2,242,987
*	Grandjoy Holdings Group Co. Ltd., Class A	347,100	161,675
	Greatview Aseptic Packaging Co. Ltd.	2,232,000	692,854
	Greentown China Holdings Ltd.	5,334,591	7,066,059
#Ω	Greentown Management Holdings Co. Ltd.	440,000	197,075
	Greentown Service Group Co. Ltd.	2,044,000	1,074,045
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	454,141
	Guangdong DFP New Material Group Co. Ltd.	374,896	188,356
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	614,975
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	318,787
	Guangdong Dowstone Technology Co. Ltd., Class A	156,300	275,079
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	249,022

1132

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	$426,497
	Guangdong Goworld Co. Ltd., Class A	105,400	148,122
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	149,499
	Guangdong HEC Technology Holding Co. Ltd., Class A	363,000	404,624
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	490,802
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	101,163
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	200,590
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	48,000	200,688
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	428,542
	Guangdong South New Media Co. Ltd., Class A	21,400	119,395
	Guangdong Tapai Group Co. Ltd., Class A	353,173	390,315
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	248,782
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	534,311
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	335,046
	Guanghui Energy Co. Ltd., Class A	2,091,738	2,245,219
*	Guanghui Logistics Co. Ltd., Class A	331,600	383,883
	Guangshen Railway Co. Ltd., Class H	3,058,000	849,257

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	$857,409
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	388,528
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	220,057
#	Guangzhou Automobile Group Co. Ltd., Class H	7,670,000	2,688,603
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	862,599
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,470,245
	Guangzhou Development Group, Inc., Class A	54,300	48,983
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	549,872
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	400,582
	Guangzhou Port Co. Ltd., Class A	750,600	368,518
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	547,750
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	931,490
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	166,400	208,764
	Guizhou Chanhen Chemical Corp., Class A	73,100	218,590
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	568,932	437,718
	Guizhou Tyre Co. Ltd., Class A	343,800	239,213

1133

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	$281,648
	Guizhou Zhenhua E-chem, Inc., Class A	131,829	218,382
	Guosen Securities Co. Ltd., Class A	1,108,827	1,798,292
#Ω	Guotai Junan
	Securities Co. Ltd., Class H	1,171,600	1,716,497
	Guoyuan Securities Co. Ltd., Class A	915,650	1,090,136
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,616,078
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	35,424
	Hainan Drinda New Energy Technology Co. Ltd., Class A	9,200	103,423
*	Hainan Meilan International Airport Co. Ltd., Class H	402,000	481,431
	Hainan Mining Co. Ltd., Class A	221,800	217,118
	Haitian International Holdings Ltd.	1,255,000	3,471,306
#	Haitong Securities Co. Ltd., Class H	7,992,400	6,656,896
	Hand Enterprise Solutions Co. Ltd., Class A	192,800	256,624
	Hangxiao Steel Structure Co. Ltd., Class A	891,722	360,909
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	883,845
	Hangzhou Great Star Industrial Co. Ltd., Class A	179,700	723,732
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	26,300	144,490
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	112,776	193,932
	Hangzhou Iron & Steel Co., Class A	463,000	267,227

		Shares	Value»
CHINA — (Continued)
	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	$105,282
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	512,676
	Han’s Laser Technology Industry Group Co. Ltd., Class A	106,314	384,953
	Harbin Electric Co. Ltd., Class H	3,381,474	1,118,071
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	94,403	152,532
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	284,445
	HBIS Resources Co. Ltd., Class A	193,700	399,438
	Health & Happiness H&H International Holdings Ltd.	782,000	1,026,878
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	268,594
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	101,600	162,271
	Hello Group, Inc., Sponsored ADR	670,955	4,743,652
	Henan Liliang Diamond Co. Ltd., Class A	68,100	273,016
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	568,722
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,300	1,145,702
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	28,349
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	499,411

1134

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Yuguang Gold & Lead Co. Ltd., Class A	346,705	$336,455
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	285,003
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	231,867
	Hengan International Group Co. Ltd.	1,757,000	5,188,172
*	Hengdeli Holdings Ltd.	7,259,910	122,337
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	3,250,165
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,592,509
	Hengyi Petrochemical Co. Ltd., Class A	915,641	821,974
	Hesteel Co. Ltd., Class A	3,173,600	985,322
*	Hi Sun Technology China Ltd.	4,911,000	265,225
	Hisense Visual Technology Co. Ltd., Class A	396,500	1,243,321
	Hitevision Co. Ltd., Class A	59,800	201,846
	HLA Group Corp. Ltd., Class A	1,438,000	1,150,705
*	HNA Technology Co. Ltd., Class A	637,300	251,743
	Hongli Zhihui Group Co. Ltd., Class A	186,400	200,097
#*	Hopson Development Holdings Ltd.	6,099,208	2,731,782
*	Horizon Construction Development Ltd.	1,905,554	383,547
*	Hoshine Silicon Industry Co. Ltd., Class A	130,800	1,086,483
	Hoyuan Green Energy Co. Ltd., Class A	134,227	449,166
Ω	Hua Hong Semiconductor Ltd.	2,386,000	6,673,394
	Huaan Securities Co. Ltd., Class A	147,800	127,842
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	191,820

		Shares	Value»
CHINA — (Continued)
	Huadian Heavy Industries Co. Ltd., Class A	74,300	$62,475
	Huafon Chemical Co. Ltd., Class A	1,469,848	1,675,246
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	343,308	447,712
*	Huafu Fashion Co. Ltd., Class A	454,700	250,243
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,862,166
	Huaihe Energy Group Co. Ltd., Class A	1,163,100	611,814
	Huangshan Tourism Development Co. Ltd., Class A	137,300	218,252
	Huapont Life Sciences Co. Ltd., Class A	604,400	391,430
Ω	Huatai Securities Co. Ltd., Class H	3,745,000	6,339,038
	Huaxi Securities Co. Ltd., Class A	534,955	635,209
	Huaxia Bank Co. Ltd., Class A	4,023,487	3,998,734
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	1,263,312
	Huayu Automotive Systems Co. Ltd., Class A	1,028,845	2,182,827
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	836,300	421,246
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	181,294
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,294	582,741
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,153,890
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	294,038
	Hubei Zhenhua Chemical Co. Ltd., Class A	109,600	199,883
	Huishang Bank Corp. Ltd., Class H	908,900	277,195

1135

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	366,000	$1,108,049
	Hunan Aihua Group Co. Ltd., Class A	97,600	199,201
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,400	629,931
	Hunan Valin Steel Co. Ltd., Class A	2,516,480	1,660,015
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	273,441
*	Hytera Communications Corp. Ltd., Class A	457,400	1,823,326
*	HyUnion Holding Co. Ltd., Class A	195,300	181,147
	IKD Co. Ltd., Class A	225,000	486,080
*Ω	IMAX China Holding, Inc.	76,600	81,171
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	108,479,167
	Industrial Bank Co. Ltd., Class A	6,143,453	15,791,893
	Industrial Securities Co. Ltd., Class A	1,396,592	1,281,959
	Infore Environment Technology Group Co. Ltd., Class A	830,356	563,362
#*Ω	Ingdan, Inc.	1,339,000	254,609
	Inkeverse Group Ltd.	1,796,000	230,881
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,996,450
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,328,065
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	452,776
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,635,451	1,576,463
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	717,195

		Shares	Value»
CHINA — (Continued)
	Inspur Digital Enterprise Technology Ltd.	54,000	$22,575
	Intco Medical Technology Co. Ltd., Class A	140,073	511,707
	Intron Technology Holdings Ltd.	106,000	16,340
#*	iQIYI, Inc., ADR	1,037,787	2,708,624
*	IRICO Display Devices Co. Ltd., Class A	625,900	670,270
	JA Solar Technology Co. Ltd., Class A	737,600	2,006,966
	Jade Bird Fire Co. Ltd., Class A	185,700	274,608
	Jangho Group Co. Ltd., Class A	536,100	430,634
	JCET Group Co. Ltd., Class A	498,346	2,779,962
*Ω	JD Health International, Inc.	1,192,400	4,268,015
*Ω	JD Logistics, Inc.	5,794,200	11,790,498
	JD.com, Inc. (9618 HK), Class A	3,901,850	79,126,504
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	362,406
	Jiangling Motors Corp. Ltd., Class A	245,529	883,117
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	289,293
	Jiangsu Azure Corp., Class A	282,600	368,766
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	295,734
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	170,517
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,012,508	990,007
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	279,359

1136

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,324,557	$1,471,660
	Jiangsu General Science Technology Co. Ltd., Class A	425,300	303,363
	Jiangsu Guomao Reducer Co. Ltd., Class A	312,000	435,547
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	567,247
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	290,112
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	370,560
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	104,500	210,387
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	590,526
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	244,100	345,241
	Jiangsu Shagang Co. Ltd., Class A	629,500	571,084
	Jiangsu Shentong Valve Co. Ltd., Class A	78,700	150,174
*	Jiangsu Sopo Chemical Co., Class A	193,129	191,575
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	544,400	386,652
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	431,872
	Jiangsu Zhongtian Technology Co. Ltd., Class A	703,700	1,558,498
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	349,188
	Jiangxi Copper Co. Ltd., Class H	3,639,000	6,121,192

		Shares	Value»
CHINA — (Continued)
	Jiangxi Ganyue Expressway Co. Ltd., Class A	597,800	$431,443
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	173,389
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	359,573
	Jihua Group Corp. Ltd., Class A	516,900	216,644
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	590,353
*	Jilin Chemical Fibre, Class A	597,800	333,147
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	6,054
	Jinchuan Group International Resources Co. Ltd.	1,899,000	136,958
#	JinkoSolar Holding Co. Ltd., ADR	155,366	4,126,521
	Jinlei Technology Co. Ltd., Class A	75,500	264,607
	Jinmao Property Services Co. Ltd.	458,891	169,937
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,396,984
	Jinneng Science&Technology Co. Ltd., Class A	299,933	248,368
#Ω	Jinxin Fertility Group Ltd.	7,550,000	3,349,214
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	215,423
#Ω	Jiumaojiu International Holdings Ltd.	685,000	295,781
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	989,224
	JNBY Design Ltd.	99,000	189,461
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	657,116	1,042,957

1137

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,198,723	$871,300
	Joy City Property Ltd.	19,244,000	593,539
	JS Corrugating Machinery Co. Ltd., Class A	176,100	404,525
Ω	JS Global Lifestyle Co. Ltd.	626,000	126,037
	JSTI Group, Class A	398,875	791,413
*	Ju Teng International Holdings Ltd.	5,128,249	637,282
	Juewei Food Co. Ltd., Class A	116,500	298,083
*	Jutal Offshore Oil Services Ltd.	590,000	51,746
	Kailuan Energy Chemical Co. Ltd., Class A	230,700	219,339
	Kaishan Group Co. Ltd., Class A	234,700	314,993
*Ω	Kangda International Environmental Co. Ltd.	1,605,000	62,549
*	Kasen International Holdings Ltd.	597,000	23,109
*	KBC Corp. Ltd., Class A	35,275	124,522
	Keda Industrial Group Co. Ltd., Class A	368,200	435,503
	Keeson Technology Corp. Ltd., Class A	14,200	18,661
	Kinetic Development Group Ltd.	1,618,000	315,680
	Kingboard Holdings Ltd.	3,119,845	7,554,584
	Kingboard Laminates Holdings Ltd.	1,820,500	1,581,972
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	757,822
	Kingsoft Corp. Ltd.	26,400	90,981
	KPC Pharmaceuticals, Inc., Class A	164,500	351,679
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	120,000	176,629
	Kuangda Technology Group Co. Ltd., Class A	202,300	157,547
	Kunlun Energy Co. Ltd.	19,424,000	18,420,973

		Shares	Value»
CHINA — (Continued)
*	KWG Living Group Holdings Ltd.	5,097,250	$268,883
	Lao Feng Xiang Co. Ltd., Class A	127,454	879,836
	Laobaixing Pharmacy Chain JSC, Class A	176,220	401,733
	LB Group Co. Ltd., Class A	443,033	1,173,896
	Lee & Man Chemical Co. Ltd.	254,000	121,925
	Lee & Man Paper Manufacturing Ltd.	5,553,000	1,713,171
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	160,747
*Ω	Legend Holdings Corp., Class H	2,595,200	2,546,243
	Lens Technology Co. Ltd., Class A	946,961	2,989,580
	Leo Group Co. Ltd., Class A	1,478,500	400,466
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	527,841
	LexinFintech Holdings Ltd., ADR	358,565	1,138,444
	Leyard Optoelectronic Co. Ltd., Class A	543,600	405,956
	Li Ning Co. Ltd.	8,773,500	17,901,514
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	234,574
	Liaoning Cheng Da Co. Ltd., Class A	202,900	328,736
*	Lier Chemical Co. Ltd., Class A	264,760	306,969
*	Lifan Technology Group Co. Ltd., Class A	302,300	320,828
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	168,847
	Lingbao Gold Group Co. Ltd., Class H	214,000	96,554
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	187,156
	Livzon Pharmaceutical Group, Inc., Class H	175,700	591,661
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	388,550
#	LK Technology Holdings Ltd.	855,000	329,308

1138

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Loncin Motor Co. Ltd., Class A	425,100	$488,006
Ω	Longfor Group Holdings Ltd.	5,954,000	9,645,518
	LONGi Green Energy Technology Co. Ltd., Class A	1,337,600	3,714,930
	Longshine Technology Group Co. Ltd., Class A	153,100	265,384
	Lonking Holdings Ltd.	11,218,000	2,159,618
	Lucky Harvest Co. Ltd., Class A	57,405	228,048
	Luenmei Quantum Co. Ltd., Class A	464,103	386,468
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	148,015
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,052,937
#*Ω	Luye Pharma Group Ltd.	9,232,500	3,316,153
*	Maanshan Iron & Steel Co. Ltd., Class H	880,000	139,199
	Maccura Biotechnology Co. Ltd., Class A	183,900	363,049
	Mango Excellent Media Co. Ltd., Class A	352,394	1,242,376
#*Ω	Maoyan Entertainment	1,552,200	1,554,708
Ω	Medlive Technology Co. Ltd.	44,500	48,441
	Meihua Holdings Group Co. Ltd., Class A	578,700	770,160
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	902,400	603,299
	Mesnac Co. Ltd., Class A	209,900	231,591
	Metallurgical Corp. of China Ltd., Class H	10,968,000	2,355,138
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	371,095
Ω	Midea Real Estate Holding Ltd.	623,600	267,132

		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	$212,126
	Min Xin Holdings Ltd.	356,418	87,736
	Ming Yang Smart Energy Group Ltd., Class A	487,300	824,153
*	Mingfa Group International Co. Ltd.	608,000	10,932
	Minmetals Capital Co. Ltd., Class A	319,500	336,237
*	Minmetals Development Co. Ltd., Class A	144,100	154,070
*	Minmetals Land Ltd.	6,157,205	331,328
Ω	Minsheng Education Group Co. Ltd.	608,000	16,836
*	Minth Group Ltd.	3,244,000	5,928,281
	MLS Co. Ltd., Class A	513,262	619,281
*	MMG Ltd.	10,091,200	3,551,932
*Ω	Mobvista, Inc.	48,000	12,390
	Monalisa Group Co. Ltd., Class A	39,200	48,994
	Moon Environment Technology Co. Ltd., Class A	254,400	382,507
	Morimatsu International Holdings Co. Ltd.	282,000	167,787
	MYS Group Co. Ltd., Class A	393,300	181,314
	NanJi E-Commerce Co. Ltd., Class A	592,700	269,854
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	258,237
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	997,504
	Nanjing Pharmaceutical Co. Ltd., Class A	154,500	106,909
*	Nanjing Tanker Corp., Class A	1,203,000	573,197
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	387,608
*	Nayuki Holdings Ltd.	110,000	20,742
	NetDragon Websoft Holdings Ltd.	1,115,500	1,453,238
	Neusoft Corp., Class A	147,700	231,054

1139

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	1,468,200	$4,954,818
*	New Hope Liuhe Co. Ltd., Class A	386,400	532,542
	Nexteer Automotive Group Ltd.	3,994,000	1,457,591
#*	Nine Dragons Paper Holdings Ltd.	6,896,000	3,003,280
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	461,879
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	501,177
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	336,694
	Ningbo Joyson Electronic Corp., Class A	430,241	1,005,712
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	172,318
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	122,313	515,980
	Ningbo Shanshan Co. Ltd., Class A	310,000	397,250
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	261,986
	Ningbo Yunsheng Co. Ltd., Class A	300,284	294,233
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	710,043
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	208,846
*	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	148,041
*	Niu Technologies, Sponsored ADR	1,913	4,400
	NKY Medical Holdings Ltd., Class A	104,800	185,120
	Noah Holdings Ltd., Sponsored ADR	53,282	656,434
	Norinco International Cooperation Ltd., Class A	221,500	320,316

		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	282,900	$227,357
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	403,044
	North Industries Group Red Arrow Co. Ltd., Class A	157,300	375,511
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	322,675
	Northeast Securities Co. Ltd., Class A	507,400	609,153
*	Nuode New Materials Co. Ltd., Class A	670,950	377,494
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	906,894
#	Onewo, Inc., Class H	178,900	527,932
	Oppein Home Group, Inc., Class A	100,410	993,712
	Opple Lighting Co. Ltd., Class A	97,400	238,320
	ORG Technology Co. Ltd., Class A	823,720	586,955
	Orient International Enterprise Ltd., Class A	231,000	231,331
	Orient Overseas International Ltd.	390,000	5,316,177
#Ω	Orient Securities Co. Ltd., Class H	848,000	565,269
*	Oriental Energy Co. Ltd., Class A	447,680	555,726
	Oriental Pearl Group Co. Ltd., Class A	676,760	752,596
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	150,409
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	437,319
	PCI Technology Group Co. Ltd., Class A	72,600	50,012
*	Pengxin International Mining Co. Ltd., Class A	578,905	263,987
	People’s Insurance Co. Group of China Ltd. , Class H	20,397,000	10,295,472

1140

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PetroChina Co. Ltd., Class H	90,670,000	$68,085,378
	PICC Property & Casualty Co. Ltd., Class H	10,553,000	16,008,581
	Ping An Bank Co. Ltd., Class A	5,684,013	9,102,576
	Ping An Insurance Group Co. of China Ltd., Class H	21,439,500	132,834,419
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,355,324
*	Polaris Bay Group Co. Ltd., Class A	338,000	371,051
	Poly Property Group Co. Ltd.	9,767,870	2,107,799
	Poly Property Services Co. Ltd., Class H	31,800	132,060
	Pony Testing International Group Co. Ltd., Class A	82,000	91,594
	Porton Pharma Solutions Ltd., Class A	107,900	281,303
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,056,000	17,260,594
	Pou Sheng International Holdings Ltd.	9,206,000	683,958
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,176,171
	Prinx Chengshan Holdings Ltd.	214,000	227,454
	PW Medtech Group Ltd.	1,439,000	197,732
	Pylon Technologies Co. Ltd., Class A	38,257	263,134
*	Q Technology Group Co. Ltd.	1,609,000	1,052,214
*	Qi An Xin Technology Group, Inc., Class A	50,335	224,694
	Qifu Technology, Inc., ADR	213,483	7,004,377
	Qingdao Citymedia Co. Ltd., Class A	113,300	113,600
	Qingdao East Steel Tower Stock Co. Ltd., Class A	370,700	363,561

		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	159,623	$308,324
	Qingdao Gon Technology Co. Ltd., Class A	68,735	220,913
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	440,770
Ω	Qingdao Port International Co. Ltd., Class H	889,000	622,865
	Qingdao Rural Commercial Bank Corp., Class A	1,475,200	605,803
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	965,151
	Qingdao Topscomm Communication, Inc., Class A	56,400	52,696
*	Qingling Motors Co. Ltd., Class H	1,402,000	90,346
	Qinhuangdao Port Co. Ltd., Class H	1,274,500	329,228
*	Qudian, Inc., Sponsored ADR	194,508	455,149
	Rainbow Digital Commercial Co. Ltd., Class A	392,676	280,394
*Ω	Red Star Macalline Group Corp. Ltd., Class H	1,164,897	246,878
#*Ω	Redco Properties Group Ltd.	3,306,000	187,114
	Renhe Pharmacy Co. Ltd., Class A	469,900	380,849
	Rianlon Corp., Class A	58,219	225,238
	Risen Energy Co. Ltd., Class A	291,400	589,721
*	RiseSun Real Estate Development Co. Ltd., Class A	183,500	46,289
	Riyue Heavy Industry Co. Ltd., Class A	226,809	416,154
	Rizhao Port Co. Ltd., Class A	691,400	307,265
*	Roshow Technology Co. Ltd., Class A	396,100	371,197
	Runjian Co. Ltd., Class A	53,400	222,810
	SAIC Motor Corp. Ltd., Class A	1,247,273	2,256,631

1141

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	655,700	$1,263,911
*	Sansteel Minguang Co. Ltd. Fujian, Class A	929,180	451,715
	Sansure Biotech, Inc., Class A	76,957	243,086
#	Sany Heavy Equipment International Holdings Co. Ltd.	1,730,000	1,134,674
	Sany Heavy Industry Co. Ltd., Class A	362,642	930,941
	Satellite Chemical Co. Ltd., Class A	403,731	1,073,028
	Sealand Securities Co. Ltd., Class A	1,301,995	916,061
#*	Seazen Group Ltd.	9,056,857	2,735,531
*	Seazen Holdings Co. Ltd., Class A	456,915	936,012
	S-Enjoy Service Group Co. Ltd.	244,000	112,966
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	257,622
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	530,995
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,526,119
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	247,303
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	426,082
*	Shandong Chenming Paper Holdings Ltd., Class H	1,251,227	268,898
	Shandong Haihua Co. Ltd., Class A	203,700	161,597
*	Shandong Hi-Speed New Energy Group Ltd.	97,600	19,015
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	359,300	326,142
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	425,399	1,370,804

		Shares	Value»
CHINA — (Continued)
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	$90,620
	Shandong Humon Smelting Co. Ltd., Class A	275,500	428,845
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	185,356
	Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	362,983
	Shandong Linglong Tyre Co. Ltd., Class A	460,787	1,259,392
	Shandong Lukang Pharma, Class A	162,100	189,873
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,765,850
	Shandong Publishing & Media Co. Ltd., Class A	363,633	545,739
	Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,616,198
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	192,421
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,268,400	5,145,279
	Shandong Xiantan Co. Ltd., Class A	217,200	183,395
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	247,400	282,815
	Shanghai AJ Group Co. Ltd., Class A	540,452	454,902
	Shanghai Bailian Group Co. Ltd., Class A	493,700	678,714
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	177,611

1142

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	$241,566
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	262,288
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	839,854
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	362,149
#*	Shanghai Electric Group Co. Ltd., Class H	8,194,000	2,641,817
	Shanghai Environment Group Co. Ltd., Class A	360,586	425,687
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,018,500	1,936,813
	Shanghai Huayi Group Co. Ltd., Class A	274,300	259,343
	Shanghai Industrial Holdings Ltd.	2,017,918	3,077,846
	Shanghai Industrial Urban Development Group Ltd.	10,720,501	605,616
	Shanghai International Airport Co. Ltd., Class A	11,800	58,002
	Shanghai Jahwa United Co. Ltd., Class A	129,800	300,486
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	243,850	924,613
	Shanghai Liangxin Electrical Co. Ltd., Class A	531,500	511,880
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	581,180
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	200,558	306,312
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	466,047

		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,795,500	$4,320,712
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	209,755
	Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	8,122,216
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	470,550	1,112,508
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	135,710
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,617,864
	Shanghai Runda Medical Technology Co. Ltd., Class A	37	88
	Shanghai Rural Commercial Bank Co. Ltd., Class A	252,000	274,702
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	260,300	443,463
	Shanghai Stonehill Technology Co. Ltd., Class A	1,200,200	521,043
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	213,825
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	609,597
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	370,712
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	787,562	658,920
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	448,042
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	444,230

1143

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	$385,742
	Shantui Construction Machinery Co. Ltd., Class A	441,300	554,161
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	242,495
	Shanxi Coal International Energy Group Co. Ltd., Class A	231,700	432,748
	Shanxi Coking Co.
	Ltd., Class A	68,900	40,376
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,823,765	2,111,222
	Shanxi Guoxin Energy Corp. Ltd., Class A	194,600	78,157
	Shanxi Hi-speed Group Co. Ltd., Class A	188,800	127,152
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	451,649
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,132,812
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	640,073
	Shanxi Securities Co. Ltd., Class A	586,460	524,228
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	847,921
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	63,836
*	Shanying International Holding Co. Ltd., Class A	718,200	184,913
	Shenghe Resources Holding Co. Ltd., Class A	36,393	57,822
	Shenma Industry Co. Ltd., Class A	312,300	308,952
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	946,400	301,450

		Shares	Value»
CHINA — (Continued)
	Shenzhen Agricultural Products Group Co. Ltd., Class A	319,341	$293,648
	Shenzhen Airport Co. Ltd., Class A	597,901	584,338
	Shenzhen Aisidi Co. Ltd., Class A	143,300	294,080
	Shenzhen Das Intellitech Co. Ltd., Class A	551,400	268,613
	Shenzhen Desay Battery Technology Co., Class A	85,030	300,559
*	Shenzhen Dynanonic Co. Ltd., Class A	29,000	162,177
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	100	118
	Shenzhen Gas Corp. Ltd., Class A	489,200	504,944
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	319,060
	Shenzhen Hopewind Electric Co. Ltd., Class A	150,200	387,838
	Shenzhen Huaqiang Industry Co. Ltd., Class A	131,700	713,452
	Shenzhen International Holdings Ltd.	6,647,489	5,643,532
	Shenzhen Investment Ltd.	13,066,414	1,608,128
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	196,703
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	287,357
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	244,702
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	745,578
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	667,957
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	313,790

1144

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	355,700	$530,277
	Shenzhen Microgate Technology Co. Ltd., Class A	41,900	79,473
	Shenzhen MTC Co. Ltd., Class A	1,514,528	1,130,763
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	687,100	252,727
	Shenzhen Noposin Crop Science Co. Ltd., Class A	262,600	342,108
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,645,261	685,978
	Shenzhen Pagoda Industrial Group Corp. Ltd.	779,000	149,162
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	394,873
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	329,608	433,954
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	376,226
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	184,319
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	459,900	320,352
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	426,931
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	716,565
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	102,600	530,817
	Shinva Medical Instrument Co. Ltd., Class A	112,750	274,393
#	Shoucheng Holdings Ltd.	7,815,683	1,043,175
	Shougang Fushan Resources Group Ltd.	9,556,277	3,456,272

		Shares	Value»
CHINA — (Continued)
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	629,800	$638,054
	Shui On Land Ltd.	17,433,803	1,594,307
	Sichuan Changhong Electric Co. Ltd., Class A	342,076	791,630
	Sichuan Development Lomon Co. Ltd., Class A	406,900	1,081,765
	Sichuan EM Technology Co. Ltd., Class A	211,900	255,138
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,939,500	567,256
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	396,607
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,302,398
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	270,616
	Sichuan New Energy Power Co. Ltd., Class A	175,500	289,803
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,843,298	1,982,652
	Sichuan Yahua Industrial Group Co. Ltd., Class A	285,000	424,143
*	Sihuan Pharmaceutical Holdings Group Ltd.	2,647,000	248,100
*	Silver Grant International Holdings Group Ltd.	5,536,804	75,588
	Sino Biopharmaceutical Ltd.	793,000	360,234
*	Sinochem International Corp., Class A	673,631	400,730
	Sinofert Holdings Ltd.	11,308,000	1,684,514
*	Sinolink Worldwide Holdings Ltd.	8,965,714	138,274

1145

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinoma International Engineering Co., Class A	768,300	$1,115,039
	Sinoma Science & Technology Co. Ltd., Class A	509,362	928,835
	Sinomach Automobile Co. Ltd., Class A	391,700	353,415
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	407,085
	Sinomach Precision Industry Group Co. Ltd., Class A	50,200	80,287
	Sinomine Resource Group Co. Ltd., Class A	120,820	562,461
	Sinopec Engineering Group Co. Ltd., Class H	7,553,500	5,244,899
	Sinopec Kantons Holdings Ltd.	4,620,000	2,544,563
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,882,000	1,988,185
	Sinopharm Group Co. Ltd., Class H	6,081,200	15,150,035
	Sino-Platinum Metals Co. Ltd., Class A	116,900	232,666
	Sinosteel Engineering & Technology Co. Ltd., Class A	678,800	620,088
	Sinosteel New Materials Co. Ltd., Class A	102,600	109,776
	Sinotrans Ltd., Class H	10,042,000	4,486,662
	Sinotruk Hong Kong Ltd.	2,816,835	7,602,859
	Sinotruk Jinan Truck Co. Ltd., Class A	354,758	837,135
	Skyworth Digital Co. Ltd., Class A	65,300	130,439
	Skyworth Group Ltd.	6,487,114	2,580,442
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	373,253
*	SOHO China Ltd.	9,683,888	896,001
	SooChow Securities Co. Ltd., Class A	1,013,030	1,158,906
#*	South Manganese Investment Ltd.	1,336,000	71,827

		Shares	Value»
CHINA — (Continued)
	Southern Publishing & Media Co. Ltd., Class A	211,100	$412,403
	Southwest Securities Co. Ltd., Class A	910,400	615,295
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	397,736
	SSY Group Ltd.	2,978,000	1,445,714
	Stanley Agricultural Group Co. Ltd., Class A	346,000	353,726
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	454,109
	State Grid Yingda Co. Ltd., Class A	798,300	653,405
	STO Express Co. Ltd., Class A	166,400	253,777
	Sumec Corp. Ltd., Class A	415,300	526,693
	Sun Art Retail Group Ltd.	5,455,000	1,605,523
	Suning Universal Co. Ltd., Class A	1,161,205	390,711
	Sunrise Group Co. Ltd., Class A	194,800	149,623
	Sunstone Development Co. Ltd., Class A	94,600	183,625
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	358,543
	Sunwoda Electronic Co. Ltd., Class A	384,600	1,223,583
	Suzhou Anjie Technology Co. Ltd., Class A	92,100	202,505
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	893,375	455,926
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	252,423
*	Taiyuan Heavy Industry Co. Ltd., Class A	370,600	125,041
*	Tangrenshen Group Co. Ltd., Class A	385,300	287,557

1146

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tangshan Jidong Cement Co. Ltd., Class A	570,544	$476,680
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,011,066
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	511,083
	Tayho Advanced Materials Group Co. Ltd., Class A	291,300	406,464
	TBEA Co. Ltd., Class A	1,143,998	2,272,458
	TCL Electronics Holdings Ltd.	4,535,666	3,219,129
	TCL Technology Group Corp., Class A	4,338,998	3,233,692
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,021,300	1,820,874
	TDG Holdings Co. Ltd., Class A	321,400	350,109
	Ten Pao Group Holdings Ltd.	304,000	56,619
	Tian An China Investment Co. Ltd.	4,049,000	2,078,291
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,022,492
	Tiangong International Co. Ltd.	5,220,000	1,204,703
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,935
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	803,411	466,084
	Tianjin Port Co. Ltd., Class A	686,668	463,766
	Tianjin Port Development Holdings Ltd.	14,117,657	1,214,150
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	206,693
	Tianjin Teda Co. Ltd., Class A	134,611	91,562
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	377,761	293,517

		Shares	Value»
CHINA — (Continued)
*	Tianma Microelectronics Co. Ltd., Class A	628,602	$808,378
	Tianneng Battery Group Co. Ltd., Class A	81,158	335,005
#	Tianneng Power International Ltd.	3,920,000	3,184,875
#	Tianqi Lithium Corp., Class H	128,400	428,986
	Tianrun Industry Technology Co. Ltd., Class A	286,100	193,385
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,618,607
	TianShan Material Co. Ltd., Class A	469,700	405,737
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,822,507
*	Tianyun International Holdings Ltd.	744,000	306,248
	Titan Wind Energy Suzhou Co. Ltd., Class A	375,700	483,239
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	341,324
	Toly Bread Co. Ltd., Class A	413,335	348,888
	Tomson Group Ltd.	1,843,763	578,377
	Tong Ren Tang Technologies Co. Ltd., Class H	2,507,000	1,641,764
	TongFu Microelectronics Co. Ltd., Class A	231,200	872,892
	Tongkun Group Co. Ltd., Class A	547,222	905,824
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	424,000	339,223
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,699,934
	Tongwei Co. Ltd., Class A	1,152,014	4,994,593
	Tongyu Heavy Industry Co. Ltd., Class A	1,329,600	553,896

1147

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Topsports International Holdings Ltd.	2,196,000	$731,701
	Transfar Zhilian Co. Ltd., Class A	602,400	365,388
	TravelSky Technology Ltd., Class H	145,000	203,230
	Triangle Tyre Co. Ltd., Class A	130,700	266,489
	Trina Solar Co. Ltd., Class A	501,936	1,767,755
#*	Trip.com Group Ltd. (TCOM US), ADR	534,000	34,389,600
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	174,823
	Truly International Holdings Ltd.	4,322,000	586,619
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	548,593
	Unilumin Group Co. Ltd., Class A	317,700	318,948
	Uni-President China Holdings Ltd.	1,023,000	957,477
	Unisplendour Corp. Ltd., Class A	745,064	2,734,823
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	398,900	832,505
#††	Untrade.Lumena Newmat	1,315,048	0
	Valiant Co. Ltd., Class A	211,046	316,412
	Vatti Corp. Ltd., Class A	222,900	246,686
	Venustech Group, Inc., Class A	97,100	241,776
	Vipshop Holdings Ltd., ADR	1,137,538	16,426,049
*	Visionox Technology, Inc., Class A	140,400	188,214
*	Vnet Group, Inc., ADR	110,395	362,096
	Wangneng Environment Co. Ltd., Class A	130,540	275,539
	Wanxiang Qianchao Co. Ltd., Class A	534,160	489,577
	Wasion Holdings Ltd.	2,834,000	2,144,197
	Wasu Media Holding Co. Ltd., Class A	497,586	520,951
#	Weibo Corp. (9898 HK), Class A	1,100	10,031

		Shares	Value»
CHINA — (Continued)
	Weibo Corp. (WB US), Sponsored ADR	123,100	$1,114,055
	Weichai Power Co. Ltd., Class H	5,711,000	8,629,674
	Weifu High-Technology Group Co. Ltd., Class A	90,400	225,629
*	Wellhope Foods Co. Ltd., Class A	310,388	357,540
	West China Cement Ltd.	10,992,000	1,638,693
	Western Securities Co. Ltd., Class A	726,548	836,016
#	Wharf Holdings Ltd.	2,244,000	6,358,147
	Windey Energy Technology Group Co. Ltd., Class A	182,430	345,530
*	Wingtech Technology Co. Ltd., Class A	278,000	1,700,862
	Winner Medical Co. Ltd., Class A	83,340	365,811
	Wolong Electric Group Co. Ltd., Class A	409,200	861,028
	Wuchan Zhongda Group Co. Ltd., Class A	1,608,600	1,135,388
*	Wuhan P&S Information Technology Co. Ltd., Class A	191,400	354,136
	Wuhu Token Science Co. Ltd., Class A	394,600	404,213
	Wushang Group Co. Ltd., Class A	262,900	308,957
*Ω	Wuxi Biologics Cayman, Inc.	7,509,500	15,953,194
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	278,575
	Wuxi Paike New Materials Technology Co. Ltd., Class A	20,400	166,578
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	333,945
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	458,546

1148

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	$3,102,808
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	873,500	111,703
	Xiamen Bank Co. Ltd., Class A	756,600	554,295
	Xiamen C & D, Inc., Class A	598,500	784,051
	Xiamen ITG Group Corp. Ltd., Class A	472,902	434,272
	Xiamen Tungsten Co. Ltd., Class A	299,740	818,896
	Xiamen Xiangyu Co. Ltd., Class A	608,601	503,096
	Xi’An Shaangu Power Co. Ltd., Class A	462,200	572,119
	Xiandai Investment Co. Ltd., Class A	184,100	107,269
	Xiangcai Co. Ltd., Class A	344,000	367,292
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	61,892
	Xianhe Co. Ltd., Class A	123,874	324,523
*Ω	Xiaomi Corp., Class B	6,584,200	22,583,122
	Xilinmen Furniture Co. Ltd., Class A	97,400	276,834
	Xinfengming Group Co. Ltd., Class A	420,160	665,158
	Xingda International Holdings Ltd.	7,045,215	1,149,628
	Xingfa Aluminium Holdings Ltd.	447,000	425,648
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,160,369
	Xinjiang Joinworld Co. Ltd., Class A	380,300	393,347
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	177,859
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	141,181
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	383,421

		Shares	Value»
CHINA — (Continued)
#*	Xinte Energy Co. Ltd., Class H	1,556,400	$2,161,493
*	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	229,339
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,067,100	583,912
#	Xinyi Energy Holdings Ltd.	5,991,607	677,871
	Xinyi Solar Holdings Ltd.	8,204,000	4,207,556
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	417,390
	Xinzhi Group Co. Ltd., Class A	81,200	156,761
*	XPeng, Inc., Class A	531,900	3,005,384
	Xtep International Holdings Ltd.	4,250,143	3,151,958
	Yangling Metron New Material, Inc., Class A	88,600	317,020
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	104,000	137,039
#	Yankuang Energy Group Co. Ltd., Class H	2,090,000	2,719,396
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	104,101	336,891
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,441,476
	Yechiu Metal Recycling China Ltd., Class A	319,500	118,717
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	148,292
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,350,424
*	Yifan Pharmaceutical Co. Ltd., Class A	140,800	251,487
*	Yiren Digital Ltd., Sponsored ADR	174,398	983,605
Ω	Yixin Group Ltd.	2,093,000	204,581
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	431,738

1149

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	$765,928
	Yongjin Technology Group Co. Ltd.	98,900	263,631
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	611,123
	Youngor Fashion Co. Ltd., Class A	928,013	980,566
	YTO Express Group Co. Ltd., Class A	485,800	1,120,955
	Yuexiu Property Co. Ltd.	7,264,357	6,009,752
	Yuexiu Services Group Ltd.	25,000	10,706
*	Yueyang Forest & Paper Co. Ltd., Class A	325,800	281,525
	Yunda Holding Co. Ltd., Class A	974,689	1,140,678
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,303,367
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	799,906
	Yunnan Copper Co. Ltd., Class A	483,200	887,239
	Yunnan Energy Investment Co. Ltd., Class A	128,400	229,695
	Yunnan Energy New Material Co. Ltd., Class A	229,600	1,148,532
	Yunnan Tin Co. Ltd., Class A	466,300	998,016
	ZBOM Home Collection Co. Ltd., Class A	115,400	243,852
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	688,771
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,251,054	830,532
	Zhejiang Chint Electrics Co. Ltd., Class A	704,452	2,313,444
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	513,676

		Shares	Value»
CHINA — (Continued)
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	459,100	$306,463
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,346,132
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	333,515
	#*†† Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	263,723
	Zhejiang Hailiang Co. Ltd., Class A	650,665	804,183
	Zhejiang Hangmin Co. Ltd., Class A	477,181	493,886
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	332,177
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	456,041
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,760,529
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	509,285
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	87,700	240,621
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	541,157
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	488,479
	Zhejiang Longsheng Group Co. Ltd., Class A	660,433	933,925
	Zhejiang Medicine Co. Ltd., Class A	238,117	551,679
	Zhejiang Narada Power Source Co. Ltd., Class A	371,500	1,132,157
	Zhejiang NHU Co. Ltd., Class A	48,976	156,103

1150

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
CHINA — (Continued)
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	$601,246
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,000	271,775
Zhejiang Runtu Co. Ltd., Class A	378,930	345,539
Zhejiang Semir Garment Co. Ltd., Class A	747,199	636,072
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	272,893
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	216,848
Zhejiang Wanliyang Co. Ltd., Class A	440,441	353,235
Zhejiang Wanma Co. Ltd., Class A	343,500	379,130
Zhejiang Wansheng Co. Ltd., Class A	126,752	194,880
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	37,800	66,315
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	330,728	387,013
Zhejiang Xinao Textiles, Inc., Class A	182,940	181,030
Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	188,295
Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	346,179
Zhende Medical Co. Ltd., Class A	30,800	99,873
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,355,037
Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	141,468

		Shares	Value»
CHINA — (Continued)
*	Zhewen Interactive Group Co. Ltd., Class A	424,700	$332,193
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	53,000	95,608
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	652,200	530,453
	Zhongsheng Group Holdings Ltd.	3,240,500	4,983,205
	Zhongtai Securities Co. Ltd., Class A	941,000	900,346
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	206,573
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,832,000	565,123
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	513,014
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	969,200	3,719,271
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,900	32,405
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	877,958
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	370,939
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	364,730
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	233,243
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	2,887,967
	ZTE Corp., Class H	461,000	1,147,369

TOTAL CHINA			2,931,857,102

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	783,075	1,548,297

1151

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	BAC Holding International Corp.	41,257	$2,872
	Cementos Argos SA	406,897	789,841
	Corp. Financiera Colombiana SA	54,588	186,021
	Grupo Argos SA	1,170,236	5,130,236
	Mineros SA	102,337	84,524

	TOTAL COLOMBIA		7,741,791

	CZECH REPUBLIC — (0.1%)
	CEZ AS	8,072	312,749
	Komercni Banka AS	274,285	9,477,714
Ω	Moneta Money Bank AS	393,423	1,961,816

	TOTAL CZECH REPUBLIC		11,752,279

	GREECE — (0.4%)
	Alpha Services & Holdings SA	6,620,603	9,972,806
	Autohellas Tourist & Trading SA	5,275	65,161
	Bank of Greece	51,751	743,490
	Eurobank Ergasias Services & Holdings SA, Class A	2,291,198	4,740,993
	Fourlis Holdings SA	50,743	203,485
	Helleniq Energy Holdings SA	309,949	2,330,955
#	Intracom Holdings SA	276,836	831,856
	Motor Oil Hellas Corinth Refineries SA	81,132	1,732,620
	National Bank of Greece SA	678,356	5,314,731
	Piraeus Financial Holdings SA	3,201,089	12,061,168
	Titan Cement International SA (TITC GA)	101,687	3,636,447

	TOTAL GREECE		41,633,712

	HONG KONG — (0.0%)
*	Kai Yuan Holdings Ltd.	5,160,000	10,543
	PAX Global Technology Ltd.	2,519,000	1,668,854
#††	Untrade.China Dili	4,137,899	65,895

	TOTAL HONG KONG		1,745,292

		Shares	Value»
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,574,540	$17,866,116
	OTP Bank Nyrt	34,357	1,710,498

TOTAL HUNGARY			19,576,614

INDIA — (19.6%)
	360 ONE WAM Ltd.	102,811	1,323,974
	Aarti Drugs Ltd.	10,661	61,064
	Aarti Pharmalabs Ltd.	234	1,786
	ACC Ltd.	238,212	6,549,341
*	Aditya Birla Capital Ltd.	1,672,168	4,026,016
	Aditya Birla Real Estate Ltd.	53,660	1,751,335
	Advanced Enzyme Technologies Ltd.	3,682	20,724
	Agarwal Industrial Corp. Ltd.	1,368	17,534
	AGI Greenpac Ltd.	39,925	446,152
	Alembic Ltd.	351,008	535,872
	Alembic Pharmaceuticals Ltd.	110,023	1,474,969
*	Allcargo Logistics Ltd.	1,600,297	1,076,455
	Allcargo Terminals Ltd.	406,354	203,730
	Amara Raja Energy & Mobility Ltd.	183,560	3,022,996
	Ambika Cotton Mills Ltd.	582	10,927
	Ambuja Cements Ltd.	1,346,803	9,291,967
	Anant Raj Ltd.	14,096	123,272
	Andhra Sugars Ltd.	140,898	176,250
	Apollo Tyres Ltd.	1,868,429	11,104,739
	Arvind Ltd.	917,465	4,058,037
*	Ashapura Minechem Ltd.	15,531	43,894
*	Ashoka Buildcon Ltd.	181,242	512,379
Ω	Aster DM Healthcare Ltd.	207,797	1,094,085
	Aurobindo Pharma Ltd.	1,013,046	16,774,274
	Avadh Sugar & Energy Ltd.	6,229	45,955
	Avanti Feeds Ltd.	21,703	151,607
	Axis Bank Ltd. (AXSB IN)	10,198,375	140,996,717
	Bajaj Consumer Care Ltd.	96,183	260,243
*	Bajaj Hindusthan Sugar Ltd.	1,189,463	486,668
	Bajaj Holdings & Investment Ltd.	171,457	20,969,711

1152

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	400,330	$1,141,611
	Balrampur Chini Mills Ltd.	721,069	5,304,531
	Banco Products India Ltd.	54,069	466,388
Ω	Bandhan Bank Ltd.	1,349,093	2,913,333
	Bank of Baroda	4,069,275	12,163,417
	Bank of India	1,372,772	1,767,052
	Bank of Maharashtra	2,107,304	1,362,523
	BEML Ltd.	11,416	549,170
	Bhansali Engineering Polymers Ltd.	148,314	237,410
	Bharat Bijlee Ltd.	5,824	320,264
	Bharat Heavy Electricals Ltd.	4,379,773	12,398,185
*	Bharat Wire Ropes Ltd.	3,759	10,623
	Biocon Ltd.	170,400	638,880
	Birla Corp. Ltd.	162,296	2,244,262
	Birlasoft Ltd.	327,053	2,122,731
	Bliss Gvs Pharma Ltd.	17,169	25,080
	Bodal Chemicals Ltd.	20,042	18,350
	Bombay Burmah Trading Co.	28,785	946,296
	BSE Ltd.	18,347	972,841
*	Camlin Fine Sciences Ltd.	31,109	38,568
	Can Fin Homes Ltd.	122,679	1,263,878
	Canara Bank	6,464,200	7,882,921
*	Capacit’e Infraprojects Ltd.	62,234	280,323
	Caplin Point Laboratories Ltd.	7,420	179,099
*	Cartrade Tech Ltd.	12,405	158,972
	Ceat Ltd.	135,827	4,514,910
	Century Enka Ltd.	34,297	235,628
	Chambal Fertilisers & Chemicals Ltd.	899,019	5,155,421
	Cholamandalam Financial Holdings Ltd.	419,276	8,465,184
	CIE Automotive India Ltd.	378,652	2,223,949
	Cigniti Technologies Ltd.	4,594	77,084
	Cipla Ltd.	789,429	14,534,607
	City Union Bank Ltd.	1,249,218	2,600,615
	CMS Info Systems Ltd.	8,882	56,463
Ω	Cochin Shipyard Ltd.	272,708	4,843,303
	Container Corp. of India Ltd.	312,168	3,127,499

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	13,873	$274,608
	Cosmo First Ltd.	12,676	116,193
*	CSB Bank Ltd.	93,529	349,331
	Cyient Ltd.	125,736	2,726,670
	Dalmia Bharat Ltd.	289,944	6,329,416
	Dalmia Bharat Sugar & Industries Ltd.	29,477	160,772
	DB Corp. Ltd.	133,729	512,616
	DCB Bank Ltd.	991,236	1,438,735
	DCM Shriram Industries Ltd.	4,862	10,423
	DCM Shriram Ltd.	216,149	2,683,606
	DCW Ltd.	258,933	311,336
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	4,567,662
	Delta Corp. Ltd.	336,051	464,291
*	DEN Networks Ltd.	380,320	216,495
*	Dhampur Sugar Mills Ltd.	162,170	375,998
*	Dhanlaxmi Bank Ltd.	76,301	31,669
Ω	Dilip Buildcon Ltd.	21,517	128,262
*	Dishman Carbogen Amcis Ltd.	321,072	739,024
	DLF Ltd.	621,310	6,038,446
	Dollar Industries Ltd.	1,918	11,653
	Dr Reddy’s Laboratories Ltd. (RDY US), ADR	84,166	6,219,867
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	129,775	1,962,639
*	Dredging Corp. of India Ltd.	1,087	12,901
*	Dwarikesh Sugar Industries Ltd.	195,236	145,384
	eClerx Services Ltd.	17,227	594,256
	EID Parry India Ltd.	507,826	4,849,805
	Electrosteel Castings Ltd.	999,250	1,939,733
	Engineers India Ltd.	94,854	218,377
	EPL Ltd.	174,355	555,696
Ω	Equitas Small Finance Bank Ltd.	325,660	269,048
	Escorts Kubota Ltd.	33,016	1,477,459
	Everest Industries Ltd.	8,915	118,400
	Everest Kanto Cylinder Ltd.	39,782	86,663
	Excel Industries Ltd.	7,075	126,568
	Exide Industries Ltd.	943,576	5,087,751
*	FDC Ltd.	119,390	779,730
	Federal Bank Ltd.	9,464,464	22,935,303

1153

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	3,986	$18,785
	FIEM Industries Ltd.	33,685	614,011
	Filatex India Ltd.	602,236	431,231
	Finolex Cables Ltd.	123,208	1,784,184
	Finolex Industries Ltd.	783,938	2,836,136
	Firstsource Solutions Ltd.	1,586,814	6,403,235
	Force Motors Ltd.	8,527	787,327
	Fortis Healthcare Ltd.	1,009,151	7,576,549
	Gabriel India Ltd.	167,289	902,558
	GAIL India Ltd. (GAIL IN)	7,516,829	17,810,918
	Galaxy Surfactants Ltd.	621	21,676
*	Ganesh Benzoplast Ltd.	6,869	11,405
	Ganesh Housing Corp. Ltd.	1,403	17,765
	Gateway Distriparks Ltd.	1,318,343	1,377,689
	GHCL Ltd.	322,975	2,274,825
	GHCL Textiles Ltd.	329,221	409,919
	GIC Housing Finance Ltd.	65,595	164,294
	Glenmark Pharmaceuticals Ltd.	864,022	17,427,667
	GM Breweries Ltd.	1,829	17,292
	Godawari Power & Ispat Ltd.	318,540	731,897
	Godfrey Phillips India Ltd.	57,575	4,524,434
*	Godrej Industries Ltd.	12,983	160,504
	Goldiam International Ltd.	15,567	65,424
	Granules India Ltd.	836,076	5,675,212
	Graphite India Ltd.	74,575	467,192
	Grasim Industries Ltd.	890,461	28,598,533
	Grauer & Weil India Ltd.	82,434	99,446
	Great Eastern Shipping Co. Ltd.	503,782	7,697,539
	Greenpanel Industries Ltd.	8,423	38,900
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,242,163
	Gujarat Ambuja Exports Ltd.	605,370	955,604
	Gujarat Fluorochemicals Ltd.	62,060	3,168,842

		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp. Ltd.	465,476	$2,035,943
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,989,569
	Gujarat Pipavav Port Ltd.	1,006,563	2,370,072
	Gujarat State Fertilizers & Chemicals Ltd.	1,140,293	2,819,951
	Gujarat State Petronet Ltd.	1,318,554	6,083,342
*	Hathway Cable & Datacom Ltd.	1,760,510	405,155
	HBL Power Systems Ltd.	84,508	560,577
	HDFC Bank Ltd.	6,694,126	137,484,829
	HEG Ltd.	205,630	1,056,877
	HeidelbergCement India Ltd.	308,977	846,691
	Hero MotoCorp Ltd. (HMCL IN)	258,914	15,277,772
	HFCL Ltd.	362,164	518,952
	HG Infra Engineering Ltd.	13,314	213,807
	Hikal Ltd.	204,632	923,111
	HIL Ltd.	19,540	640,073
	Himadri Speciality Chemical Ltd.	636,992	4,341,261
*	Himatsingka Seide Ltd.	124,652	250,327
	Hindalco Industries Ltd.	5,374,303	43,485,303
	Hinduja Global Solutions Ltd.	89,011	829,926
	Hindustan Aeronautics Ltd.	13,249	667,861
	Huhtamaki India Ltd.	20,317	68,953
	I G Petrochemicals Ltd.	3,823	25,911
	ICICI Bank Ltd. (IBN US), Sponsored ADR	1,877,991	57,109,702
*	IDFC First Bank Ltd.	17,510,583	13,704,535
	IIFL Finance Ltd.	712,214	3,703,849
	IIFL Securities Ltd.	1,013,108	4,552,314
*	India Cements Ltd.	379,657	1,639,011
	India Glycols Ltd.	71,166	1,015,778
	India Nippon Electricals Ltd.	6,634	55,456
	Indian Bank	582,705	4,081,377
	Indian Metals & Ferro Alloys Ltd.	4,493	36,147

1154

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	$11,093,949
	Indo Count Industries Ltd.	267,263	1,228,459
	Indoco Remedies Ltd.	11,599	42,738
*Ω	IndoStar Capital Finance Ltd.	6,858	22,596
*	Indus Towers Ltd.	2,565,390	10,352,689
	IndusInd Bank Ltd.	1,591,931	19,904,638
	Infibeam Avenues Ltd.	2,280,008	784,191
	Info Edge India Ltd.	85,787	7,558,185
	Insecticides India Ltd.	3,569	36,314
	IOL Chemicals & Pharmaceuticals Ltd.	93,811	444,210
	Ipca Laboratories Ltd.	38,656	731,250
Ω	IRCON International Ltd.	599,285	1,542,605
	ISGEC Heavy Engineering Ltd.	6,937	111,125
	ITD Cementation India Ltd.	196,061	1,317,037
	J Kumar Infraprojects Ltd.	202,447	1,903,381
*	Jagran Prakashan Ltd.	403,692	430,094
	Jai Corp. Ltd.	59,479	233,822
*	Jain Irrigation Systems Ltd.	119,851	92,108
	Jammu & Kashmir Bank Ltd.	1,487,514	1,767,362
	JB Chemicals & Pharmaceuticals Ltd.	27,515	635,930
	Jindal Poly Films Ltd.	54,978	492,528
	Jindal Saw Ltd.	1,767,290	6,615,243
	Jindal Stainless Ltd.	720,169	5,740,173
	Jindal Steel & Power Ltd.	1,907,130	20,780,082
*	Jio Financial Services Ltd.	9,844,822	37,619,625
	JK Lakshmi Cement Ltd.	241,930	2,324,089
	JK Paper Ltd.	431,544	2,350,973
	JK Tyre & Industries Ltd.	589,260	2,759,464
	JM Financial Ltd.	2,405,311	3,964,309
	JSW Energy Ltd.	673,885	5,437,579
	JSW Steel Ltd.	3,977,863	45,417,518
	Jubilant Ingrevia Ltd.	226,037	1,914,607
	Jubilant Pharmova Ltd.	431,530	6,155,799
*	Just Dial Ltd.	15,146	203,948

		Shares	Value»
INDIA — (Continued)
	Kalpataru Projects International Ltd.	421,283	$6,390,052
	Kalyani Steels Ltd.	86,919	817,080
	Karnataka Bank Ltd.	1,019,469	2,614,865
	Karur Vysya Bank Ltd.	2,348,162	6,277,517
	Kaveri Seed Co. Ltd.	83,367	911,159
	KCP Ltd.	79,350	203,045
*	Kellton Tech Solutions Ltd.	31,376	52,122
	Kirloskar Brothers Ltd.	876	19,990
	Kirloskar Ferrous Industries Ltd.	22,923	171,985
	Kirloskar Oil Engines Ltd.	250,982	3,401,395
	Kitex Garments Ltd.	28,810	199,377
	KNR Constructions Ltd.	576,488	2,026,011
	Kolte-Patil Developers Ltd.	100,381	438,711
	Kopran Ltd.	7,822	26,672
	KRBL Ltd.	180,644	622,880
	Krsnaa Diagnostics Ltd.	7,889	88,314
	L&T Finance Ltd.	2,893,519	5,028,902
	Larsen & Toubro Ltd.	1,243,791	53,406,282
	LG Balakrishnan & Bros Ltd.	50,685	793,139
	LIC Housing Finance Ltd.	1,726,934	12,941,011
	LT Foods Ltd.	900,797	4,172,727
	Lumax Auto Technologies Ltd.	34,557	213,389
	Lupin Ltd.	474,201	12,348,995
	LUX Industries Ltd.	3,036	70,886
	Maharashtra Seamless Ltd.	300,155	2,223,338
	Mahindra & Mahindra Financial Services Ltd.	2,648,103	8,470,824
	Mahindra & Mahindra Ltd.	1,950,381	63,507,674
	Mahindra Lifespace Developers Ltd.	16,964	99,475
	Maithan Alloys Ltd.	16,587	202,769
*	Man Industries India Ltd.	18,375	69,545
	Manali Petrochemicals Ltd.	16,892	14,330
	Manappuram Finance Ltd.	2,320,125	4,313,162
	Marksans Pharma Ltd.	1,031,306	3,549,740

1155

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maruti Suzuki India Ltd.	11,928	$1,570,439
Ω	MAS Financial Services Ltd.	18,255	63,177
	Mastek Ltd.	3,433	117,092
*	Max Estates Ltd.	16,842	114,338
	Mayur Uniquoters Ltd.	25,804	188,286
*	Meghmani Organics Ltd.	747,818	887,020
	Minda Corp. Ltd.	56,052	341,688
	MM Forgings Ltd.	4,761	27,570
	MOIL Ltd.	345,476	1,347,958
	Monte Carlo Fashions Ltd.	30,939	286,235
*	Morepen Laboratories Ltd.	240,825	227,687
	Motilal Oswal Financial Services Ltd.	74,112	829,029
	MRF Ltd.	6,593	9,564,935
	Muthoot Finance Ltd.	142,033	3,229,286
	Natco Pharma Ltd.	44,599	739,043
	National Aluminium Co. Ltd.	3,875,097	10,439,224
	National Fertilizers Ltd.	407,599	538,335
	Nava Ltd.	503,416	5,768,555
	Navneet Education Ltd.	99,277	170,284
	NCC Ltd.	2,093,850	7,391,526
	NCL Industries Ltd.	12,157	29,718
	NESCO Ltd.	27,431	322,637
	Neuland Laboratories Ltd.	5,458	953,158
	NIIT Learning Systems Ltd.	437,883	2,270,309
	NIIT Ltd.	437,883	804,868
	Nilkamal Ltd.	35,747	828,494
	NMDC Ltd.	3,009,370	7,897,196
*††	NMDC Steel Ltd.	2,233,783	1,254,321
	NOCIL Ltd.	371,733	1,279,086
	NRB Bearings Ltd.	95,630	289,865
	Nucleus Software Exports Ltd.	20,834	294,089
	Oberoi Realty Ltd.	261,013	6,122,384
	Odigma Consultancy Solutions	25,618	38,774
*	OnMobile Global Ltd.	13,706	13,119
	Orient Cement Ltd.	636,362	2,613,506
*	Orient Green Power Co. Ltd.	566,494	127,243
	Orient Paper & Industries Ltd.	60,560	30,414

		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	56,332	$253,002
*Ω	Parag Milk Foods Ltd.	84,140	207,507
*	Patel Engineering Ltd.	1,053,514	640,070
	PCBL Ltd.	890,882	4,333,381
*	Pennar Industries Ltd.	49,021	113,145
	Petronet LNG Ltd.	3,739,500	14,805,161
	Piramal Enterprises Ltd.	281,593	3,535,023
	Piramal Pharma Ltd.	1,687,208	5,348,975
	PIX Transmissions Ltd.	658	12,540
	PNC Infratech Ltd.	384,557	1,446,146
	Pokarna Ltd.	1,170	15,077
	Polyplex Corp. Ltd.	94,558	1,284,052
	Power Finance Corp. Ltd.	6,354,839	34,158,492
	Power Mech Projects Ltd.	13,818	484,794
*	Prakash Industries Ltd.	444,157	877,694
	Prakash Pipes Ltd.	2,707	17,675
	Prestige Estates Projects Ltd.	491,697	9,566,629
*	Pricol Ltd.	57,186	327,813
*	PTC India Financial Services Ltd.	1,159,942	600,805
	PTC India Ltd.	1,108,704	2,397,489
	Punjab National Bank	6,093,734	7,088,712
Ω	Quess Corp. Ltd.	39,514	339,154
*	Rain Industries Ltd.	886,616	1,697,265
*	Rajesh Exports Ltd.	355,697	1,086,237
	Rallis India Ltd.	368,604	1,490,257
	Ramco Cements Ltd.	132,693	1,399,400
	Ramco Industries Ltd.	81,854	237,892
*	Ramky Infrastructure Ltd.	2,661	19,838
	Rane Holdings Ltd.	2,088	46,225
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	1,818,829
*	Raymond Lifestyle Ltd.	133,014	3,492,792
	Raymond Ltd.	166,268	3,224,380
Ω	RBL Bank Ltd.	1,770,101	3,533,081
	REC Ltd.	7,646,370	47,214,510
	Redington Ltd.	3,478,812	7,990,318
*	Redtape Ltd.	59,574	689,539
	Reliance Industries Ltd.	11,001,975	174,280,940
	Reliance Industries Ltd. (RIL IN)	11,001,975	173,956,429
*	Reliance Power Ltd.	8,732,244	4,405,071

1156

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Repco Home Finance Ltd.	195,897	$1,100,836
	Rico Auto Industries Ltd.	161,248	183,444
	RITES Ltd.	119,262	425,412
*	Rossari Biotech Ltd.	6,092	58,969
	Route Mobile Ltd.	763	13,825
*	RPSG Ventures Ltd.	966	11,872
	RSWM Ltd.	47,619	107,748
	Rupa & Co. Ltd.	19,464	60,278
	Sagar Cements Ltd.	23,347	62,122
	Sammaan Capital Ltd.	1,917,170	3,276,780
	Samvardhana Motherson International Ltd.	6,073,149	13,026,596
	Sandhar Technologies Ltd.	5,372	31,100
	Sandur Manganese & Iron Ores Ltd.	8,430	44,803
	Sanghvi Movers Ltd.	53,054	252,332
	Sarda Energy & Minerals Ltd.	200,161	1,071,112
	Sasken Technologies Ltd.	7,505	149,662
*	Satin Creditcare Network Ltd.	17,437	33,406
	Savita Oil Technologies Ltd.	19,237	122,974
*	Selan Exploration Technology Ltd.	1,207	12,879
	Seshasayee Paper & Boards Ltd.	83,170	305,567
Ω	SH Kelkar & Co. Ltd.	94,791	325,606
	Shalby Ltd.	7,180	20,156
	Shankara Building Products Ltd.	5,132	30,121
	Sharda Cropchem Ltd.	53,902	481,717
*	Shilpa Medicare Ltd.	2,879	29,004
*	Shipping Corp. of India Land & Assets Ltd.	839,608	619,944
	Shipping Corp. of India Ltd.	839,608	2,152,892
	Shree Cement Ltd.	1,128	335,286
	Shriram Finance Ltd.	938,059	34,839,141
	Shriram Pistons & Rings Ltd.	1,349	34,325
	Siyaram Silk Mills Ltd.	30,146	196,076
	Sobha Ltd.	176,295	3,324,416
*	Solara Active Pharma Sciences Ltd.	2,678	24,690

		Shares	Value»
INDIA — (Continued)
	Somany Ceramics Ltd.	6,442	$49,110
	South Indian Bank Ltd.	6,471,133	1,882,212
	SP Apparels Ltd.	1,135	12,262
*	Spandana Sphoorty Financial Ltd.	30,589	148,592
*	Star Cement Ltd.	60,092	142,557
	State Bank of India (SBIN IN)	7,741,976	75,421,853
	State Bank of India (SBKFF US), GDR	19,590	1,892,394
	Steel Authority of India Ltd.	3,717,489	5,096,053
	Strides Pharma Science Ltd.	328,728	6,088,490
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,653,409	36,465,040
	Sun TV Network Ltd.	333,357	3,026,603
	Sundaram-Clayton Ltd.	2,169	58,537
*	Sunflag Iron & Steel Co. Ltd.	35,440	86,370
	Sunteck Realty Ltd.	170,482	1,114,524
	Supriya Lifescience Ltd.	2,683	19,932
	Surya Roshni Ltd.	150,456	1,202,782
*	Suryoday Small Finance Bank Ltd.	19,566	34,740
	Swelect Energy Systems Ltd.	819	11,144
	TAJGVK Hotels & Resorts Ltd.	7,970	28,406
	Talbros Automotive Components Ltd.	6,039	22,236
	Tamil Nadu Newsprint & Papers Ltd.	49,367	104,029
	Tamilnad Mercantile Bank Ltd.	2,918	15,586
	Tamilnadu Petroproducts Ltd.	16,271	16,559
*	TARC Ltd.	255,624	721,004
	Tata Chemicals Ltd.	757,897	10,320,471
	Tata Consumer Products Ltd.	596,334	7,093,647
	Tata Motors Ltd.	1,891,929	18,740,070
	Tata Steel Ltd.	24,679,422	43,307,487
	Tech Mahindra Ltd.	167,414	3,189,532
	Techno Electric & Engineering Co. Ltd.	97,412	1,784,112
*††	Teledata Marine Solutions Ltd.	267,258	0

1157

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Thirumalai Chemicals Ltd.	154,831	$560,927
	Time Technoplast Ltd.	700,810	3,518,270
	Tourism Finance Corp. of India Ltd.	6,216	11,546
*	TransIndia Real Estate Ltd.	406,354	192,592
	Transport Corp. of India Ltd.	125,439	1,607,474
	Trident Ltd.	1,017,935	417,335
	Triveni Engineering & Industries Ltd.	479,523	2,366,006
	Tube Investments of India Ltd.	87,310	4,621,169
	TV Today Network Ltd.	55,663	130,949
	TVS Holdings Ltd.	1,802	268,317
	TVS Srichakra Ltd.	7,424	336,768
	Uflex Ltd.	194,592	1,346,662
*	Ugro Capital Ltd.	9,757	28,881
Ω	Ujjivan Small Finance Bank Ltd.	1,335,380	595,066
*	Unichem Laboratories Ltd.	148,098	1,464,948
	Union Bank of India Ltd.	1,325,625	1,835,644
	Universal Cables Ltd.	1,218	9,619
	UPL Ltd.	1,429,952	9,406,136
	Usha Martin Ltd.	414,723	2,085,642
*	VA Tech Wabag Ltd.	180,911	3,805,899
	Vardhman Textiles Ltd.	702,522	3,921,920
	Vedanta Ltd.	1,922,301	10,575,934
	Veedol Corporation Ltd.	12,468	286,689
	Venky’s India Ltd.	16,674	359,907
*	Vikas Lifecare Ltd.	450,642	24,767
	Vindhya Telelinks Ltd.	23,855	563,248
	Visaka Industries Ltd.	22,355	27,153
	Vishnu Chemicals Ltd.	8,290	50,173
*	VL E-Governance & IT Solutions Ltd.	9,187	16,230
*	Vodafone Idea Ltd.	4,085,048	392,310
	Voltamp Transformers Ltd.	1,734	241,008
	Welspun Corp. Ltd.	639,903	5,515,063
	Welspun Enterprises Ltd.	422,254	2,490,035
	Welspun Living Ltd.	964,531	1,736,231
	West Coast Paper Mills Ltd.	190,670	1,290,668
	Wipro Ltd.	4,381,941	28,591,054
*	Wockhardt Ltd.	57,359	819,239

		Shares	Value»
INDIA — (Continued)
	Wonderla Holidays Ltd.	3,094	$32,022
*	Yes Bank Ltd.	30,140,125	7,268,761
*	Zee Entertainment Enterprises Ltd.	3,374,702	4,886,544
	Zensar Technologies Ltd.	308,505	2,571,100
*	Zomato Ltd.	1,032,850	2,960,189
	Zydus Lifesciences Ltd.	274,482	3,268,908
	Zydus Wellness Ltd.	14,774	342,157

TOTAL INDIA			2,201,674,213

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	1,634,200	414,402
	Adaro Energy Indonesia Tbk. PT	81,977,800	18,868,297
	Adi Sarana Armada Tbk. PT	6,238,400	307,839
	AKR Corporindo Tbk. PT	1,223,700	105,180
*	Alam Sutera Realty Tbk. PT	39,430,800	522,326
	Aneka Tambang Tbk. PT	36,311,400	3,691,605
	Aspirasi Hidup Indonesia Tbk. PT	27,451,800	1,572,520
	Astra Agro Lestari Tbk. PT	2,731,366	1,177,084
	Astra International Tbk. PT	84,612,900	27,469,345
	Astra Otoparts Tbk. PT	2,237,900	358,661
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,354,300	295,128
	Bank Negara Indonesia Persero Tbk. PT	35,293,782	11,771,749
*	Bank Neo Commerce Tbk. PT	4,440,700	75,287
	Bank OCBC Nisp Tbk. PT	5,524,100	482,347
*	Bank Pan Indonesia Tbk. PT	47,387,801	5,727,696
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	16,788,484	1,047,571

1158

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	17,743,400	$633,097
	Bank Tabungan Negara Persero Tbk. PT	26,865,815	2,398,025
	BISI International Tbk. PT	10,049,400	865,690
	Blue Bird Tbk. PT	497,500	66,606
*	Buana Lintas Lautan Tbk. PT	34,630,700	286,432
*	Bukalapak.com Tbk. PT	124,757,900	1,015,677
	Bukit Asam Tbk. PT	23,655,800	4,455,773
*	Bumi Resources Minerals Tbk. PT	146,910,200	3,434,370
*	Bumi Resources Tbk. PT	49,833,100	440,984
*	Bumi Serpong Damai Tbk. PT	17,391,900	1,347,593
	Ciputra Development Tbk. PT	57,557,278	4,913,792
*	City Retail Developments Tbk. PT	1,000,000	8,852
	Dayamitra Telekomunikasi PT	31,601,900	1,268,076
	Delta Dunia Makmur Tbk. PT	24,617,900	1,052,143
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,009,098
	Elang Mahkota Teknologi Tbk. PT	33,231,800	1,079,303
	Elnusa Tbk. PT	23,839,300	726,511
	Erajaya Swasembada Tbk. PT	48,693,800	1,395,479
	ESSA Industries Indonesia Tbk. PT	23,358,700	1,465,617
	Gajah Tunggal Tbk. PT	8,135,800	689,618
*	Gudang Garam Tbk. PT	1,741,500	1,561,753
*	Harum Energy Tbk. PT	5,791,100	446,497
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	7,187,452
	Indika Energy Tbk. PT	10,082,300	998,287
	Indo Tambangraya Megah Tbk. PT	2,320,800	3,709,251
	Indocement Tunggal Prakarsa Tbk. PT	4,181,900	1,914,435

		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	24,262,000	$11,738,665
	Indomobil Sukses Internasional Tbk. PT	252,400	20,356
*	Intiland Development Tbk. PT	16,318,400	192,334
*	Japfa Comfeed Indonesia Tbk. PT	30,258,350	3,527,654
	Jaya Real Property Tbk. PT	43,375,300	1,825,247
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,797,350
	KMI Wire & Cable Tbk. PT	10,035,700	252,858
*	Lippo Cikarang Tbk. PT	2,408,310	119,146
*	Lippo Karawaci Tbk. PT	202,650,762	1,588,247
*	Malindo Feedmill Tbk. PT	4,158,600	233,285
	Medco Energi Internasional Tbk. PT	38,980,932	3,177,877
*	Media Nusantara Citra Tbk. PT	34,699,300	729,266
*	Metro Healthcare Indonesia Tbk. PT	3,001,400	25,083
	Metrodata Electronics Tbk. PT	5,280,550	213,967
	Mitra Adiperkasa Tbk. PT	4,183,100	420,310
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	343,504
	Mulia Industrindo Tbk. PT	729,700	15,615
*††	Omni Inovasi Indonesia Tbk. PT	1,409,500	1,240
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,992,900	2,825,228
	Pakuwon Jati Tbk. PT.	25,917,800	788,798
*	Panin Financial Tbk. PT	65,059,000	1,970,592
*	Paninvest Tbk. PT	9,027,200	655,963
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	14,969,484	1,166,943
*	PP Persero Tbk. PT	7,134,900	202,595
	Prodia Widyahusada Tbk. PT	278,800	53,131
	Puradelta Lestari Tbk. PT	2,516,000	26,415

1159

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ramayana Lestari Sentosa Tbk. PT	5,725,500	$143,053
	Salim Ivomas Pratama Tbk. PT	17,813,800	481,480
	Sampoerna Agro Tbk. PT	7,649,541	994,700
	Samudera Indonesia Tbk. PT	15,008,200	325,002
*	Sarana Meditama Metropolitan Tbk. PT	563,000	10,465
	Sarana Menara Nusantara Tbk. PT	13,314,100	678,682
*	Sawit Sumbermas Sarana Tbk. PT	3,129,400	235,863
	Semen Indonesia Persero Tbk. PT	12,487,251	3,139,860
	Siloam International Hospitals Tbk. PT	1,422,800	340,459
	Sinar Mas Agro Resources & Technology Tbk. PT	724,800	192,903
*††	Sri Rejeki Isman Tbk. PT	63,289,500	110,389
	Summarecon Agung Tbk. PT	44,144,100	1,884,278
	Surya Citra Media Tbk. PT	42,534,200	374,186
	Surya Semesta Internusa Tbk. PT	26,219,100	2,040,260
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,453,500	246,312
*	Timah Tbk. PT	11,093,000	917,265
*††	Trada Alam Minera Tbk. PT	188,544,700	0
*	Trias Sentosa Tbk. PT	327,300	10,361
	Triputra Agro Persada PT	3,434,800	202,503
	Tunas Baru Lampung Tbk. PT	17,780,000	769,939
	Unggul Indah Cahaya Tbk. PT	288,335	150,136
	United Tractors Tbk. PT	8,687,400	15,164,038
*	Vale Indonesia Tbk. PT	9,838,119	2,389,755
*††	Waskita Beton Precast Tbk. PT	22,419,100	28,672

		Shares	Value»
INDONESIA — (Continued)
*††	Waskita Karya Persero Tbk. PT	25,152,582	$60,706
*††	Wijaya Karya Persero Tbk. PT	16,044,000	385,973
*	Wintermar Offshore Marine Tbk. PT	566,000	19,523
	XL Axiata Tbk. PT	24,732,003	3,541,273

TOTAL INDONESIA			187,007,153

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	3,187,710	1,641,931
	Agility Public Warehousing Co. KSC	4,896,042	3,973,012
	Al Ahli Bank of Kuwait KSCP	2,322,646	2,120,335
	Al-Eid Food KSC	39,469	30,052
	Arzan Financial Group for Financing & Investment KPSC	3,341,236	2,322,911
*	Asiya Capital Investments Co. KSCP	345,419	47,132
	Boubyan Petrochemicals Co. KSCP	1,224,084	2,672,252
	Burgan Bank SAK	2,406,149	1,447,095
	Combined Group Contracting Co. SAK	327,511	675,340
	Gulf Bank KSCP	9,385,402	9,595,671
	Gulf Cables & Electrical Industries Group Co. KSCP	137,780	746,943
	Heavy Engineering & Ship Building Co. KSCP, Class B	27,515	72,465
	Integrated Holding Co. KCSC	293,266	487,467
*	Kuwait Cement Co. KSC	129,646	81,128
	Kuwait International Bank KSCP	3,888,383	2,416,745
	Mezzan Holding Co. KSCC	340,870	1,086,792
	Mobile Telecommunications Co. KSCP	6,402,323	9,524,489
	National Bank of Kuwait SAKP	1,937,334	5,364,678

1160

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	National Consumer Holding Co. SAK	581,600	$203,871
	National Industries Group Holding SAK	5,716,687	4,475,368
	National Investments Co. KSCP	920,427	777,229
*	Warba Bank KSCP	4,829,511	3,001,936

TOTAL KUWAIT			52,764,842

MALAYSIA — (1.5%)
	Aeon Co. M Bhd	1,812,500	601,131
#	AFFIN Bank Bhd	7,987,027	5,471,048
	Alliance Bank Malaysia Bhd	4,962,800	4,970,412
	Allianz Malaysia Bhd	103,600	486,515
	AMMB Holdings Bhd. (AMM MK)	7,757,062	9,005,448
	Axiata Group Bhd	2,333,100	1,199,749
#	Bank Islam Malaysia Bhd	1,713,407	1,055,954
	Batu Kawan Bhd	1,621,150	7,360,321
#*	Berjaya Corp. Bhd	13,034,214	944,783
#*	Berjaya Land Bhd	5,491,800	408,326
#*	Bumi Armada Bhd	13,388,700	1,519,763
	Cahya Mata Sarawak Bhd	2,273,200	715,567
	Cape Ems Manufacturing M Sdn Bhd	181,000	12,642
	CB Industrial Product Holding Bhd	1,081,300	315,372
	CIMB Group Holdings Bhd	18,960,056	34,380,808
*	Coastal Contracts Bhd	18,700	6,726
	CSC Steel Holdings Bhd	332,656	89,972
#*	Dagang NeXchange Bhd	162,900	13,084
#	DRB-Hicom Bhd	4,252,500	1,014,125
#*	Eastern & Oriental Bhd	1,050,000	206,966
	Eco World Development Group Bhd	4,326,900	1,748,755
*	Ekovest Bhd	4,639,700	356,699
*	Gadang Holdings Bhd	933,200	67,489
	Gamuda Bhd	27,820	54,009
	Genetec Technology Bhd	239,200	37,124
	Genting Bhd	7,641,600	6,864,848

		Shares	Value»
MALAYSIA — (Continued)
#	Genting Malaysia Bhd	8,547,700	$4,361,868
#	Genting Plantations Bhd	190,000	229,134
	HAP Seng Consolidated Bhd	324,482	288,422
*	Hengyuan Refining Co. Bhd	232,900	128,279
	Hiap Teck Venture Bhd	6,044,100	416,743
#	Hibiscus Petroleum Bhd	1,772,400	809,791
	Hong Leong Financial Group Bhd	1,316,534	5,593,151
	Hong Leong Industries Bhd	102,800	315,683
	IGB Bhd	3,022,296	1,818,811
#	IJM Corp. Bhd	9,738,718	6,678,548
#	Insas Bhd	2,517,100	549,945
#	IOI Properties Group Bhd	4,986,225	2,579,476
*	Iskandar Waterfront City Bhd	1,417,200	172,870
*	JAKS Resources Bhd	1,178,480	33,214
#	Jaya Tiasa Holdings Bhd	2,431,633	686,583
*	JCY International Bhd	130,200	10,836
	Keck Seng Malaysia Bhd	740,900	948,903
*	KNM Group Bhd	6,508,290	95,707
#*	KSL Holdings Bhd	1,539,351	622,154
	Kumpulan Fima Bhd	575,200	264,089
	Land & General Bhd	9,897,920	281,488
	LBS Bina Group Bhd	3,741,134	474,311
#	Leong Hup International Bhd	1,107,600	172,565
*Ω	Lotte Chemical Titan Holding Bhd	100,293	21,501
#	Magnum Bhd	4,440,745	1,195,107
#	Mah Sing Group Bhd	6,504,762	2,531,733
#	Malayan Flour Mills Bhd	3,365,375	501,328
	Malaysian Resources Corp. Bhd	9,231,247	1,156,187
	Matrix Concepts Holdings Bhd	1,602,050	768,752
	MBM Resources Bhd	769,903	1,085,429
#	MBSB Bhd	9,107,043	1,529,667
	Mega First Corp. Bhd	461,700	433,050
	MISC Bhd	3,931,404	6,724,822
#	MKH Bhd	1,882,878	509,544

1161

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MKH Oil Palm East Kalimantan Bhd	268,982	$37,362
#	MNRB Holdings Bhd	1,983,779	999,642
	MPHB Capital Bhd	178,400	66,199
*	Muhibbah Engineering M Bhd	2,389,100	505,433
	Notion VTEC Bhd	87,800	17,736
	OCK Group Bhd	213,300	23,184
	Oriental Holdings Bhd	2,554,379	4,300,506
	OSK Holdings Bhd	6,539,006	2,317,735
	Pantech Group Holdings Bhd	2,076,194	431,446
#	Paramount Corp. Bhd	1,687,455	396,012
#	Petron Malaysia Refining & Marketing Bhd	247,800	244,253
	Petronas Chemicals Group Bhd	573,500	706,352
	PPB Group Bhd	1,925,439	6,119,750
	RHB Bank Bhd	7,326,108	10,708,622
*	Sapura Energy Bhd	39,709,700	311,058
#	Sarawak Oil Palms Bhd	1,093,700	788,779
	Sime Darby Bhd	13,651,000	7,199,034
#	Sime Darby Property Bhd	7,330,900	2,360,632
	SP Setia Bhd. Group	6,890,273	2,199,393
#	Suria Capital Holdings Bhd	793,880	348,995
#	Ta Ann Holdings Bhd	907,326	884,852
*	Top Glove Corp. Bhd	4,184,700	1,014,049
#*	Tropicana Corp. Bhd	4,512,361	1,323,257
#	TSH Resources Bhd	642,800	158,036
	UEM Edgenta Bhd	378,500	55,170
#	UEM Sunrise Bhd	3,598,745	785,310
	United Malacca Bhd	810,700	940,889
#	UOA Development Bhd	10,171,400	4,405,879
#	Velesto Energy Bhd	16,539,528	713,073
*	Wasco Bhd	77,900	19,456
#*	WCT Holdings Bhd	1,926,324	394,847
	Yinson Holdings Bhd	2,022,742	1,247,109

TOTAL MALAYSIA			174,921,377

MEXICO — (2.2%)
	Alfa SAB de CV, Class A	26,730,306	19,290,118
#*	Alpek SAB de CV	1,175,226	763,534
Ω	Banco del Bajio SA	1,559,912	3,459,022
	Becle SAB de CV	110,783	146,053
	Cemex SAB de CV (CEMEXCPO MM)	3,780,903	1,982,142

		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	$17,057,501
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	92,350	764,203
#*	Controladora AXTEL SAB de CV	23,823,748	386,952
	Corp. Actinver SAB de CV	89,268	73,611
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	1,017,823
	Cydsa SAB de CV	5,874	4,665
*	Dine SAB de CV	993,273	1,140,232
	El Puerto de Liverpool SAB de CV, Class C1	547,480	2,878,651
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	407,748	3,950,221
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	81,239	7,871,246
	GCC SAB de CV	424,871	3,484,624
	Genomma Lab Internacional SAB de CV, Class B	1,722,601	2,307,189
	Gentera SAB de CV	3,308,119	4,232,382
	Grupo Carso SAB de CV	2,174,837	13,106,954
	Grupo Comercial Chedraui SA de CV.	819,098	5,187,341
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	25,896,478
*	Grupo Financiero Inbursa SAB de CV, Class O	5,491,472	12,207,235
*	Grupo Gigante SAB de CV	471,076	680,852
	Grupo Industrial Saltillo SAB de CV	1,322,729	1,133,041
	Grupo Mexico SAB de CV, Class B	7,398,700	38,821,036
*	Grupo Posadas SAB de CV	86,975	118,621
*	Grupo Simec SAB de CV (SIMECB MM), Class B	689,708	6,376,770

1162

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Televisa SAB (TV US), Sponsored ADR	713,059	$1,782,647
*Ω	Grupo Traxion SAB de CV	85,118	92,054
*	Industrias CH SAB de CV, Class B	1,826,299	16,749,251
#*	Industrias Penoles SAB de CV	499,951	7,875,237
	KUO SAB de CV, Class B	1,904,343	3,911,567
	La Comer SAB de CV	2,905,577	5,282,735
	Megacable Holdings SAB de CV	1,168,962	2,580,427
#*	Minera Frisco SAB de CV, Class A1	5,139,275	1,001,683
#*Ω	Nemak SAB de CV	8,184,348	867,129
*	Ollamani SAB	34,016	57,800
#	Orbia Advance Corp. SAB de CV	4,032,829	3,694,333
	Organizacion Cultiba SAB de CV	133,230	68,381
	Organizacion Soriana SAB de CV, Class B	13,614,484	19,255,349
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	5,003,430
	Regional SAB de CV	195,438	1,243,275
*	Vista Energy SAB de CV (VIST US), ADR	3,552	177,103
*	Vitro SAB de CV, Class A	736,622	323,960

TOTAL MEXICO			244,304,858

PHILIPPINES — (0.8%)
	ACEN Corp.	5,623,200	479,251
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	14,745,006	2,338,340
	Alsons Consolidated Resources, Inc.	916,000	7,714
	Apex Mining Co., Inc.	2,152,000	157,065
*	Atlas Consolidated Mining & Development Corp.	3,578,600	295,196
	Ayala Corp.	259,490	3,069,678
	Ayala Land, Inc.	2,597,000	1,456,844

		Shares	Value»
PHILIPPINES — (Continued)
	Bank of the Philippine Islands	658,722	$1,618,089
	BDO Unibank, Inc.	3,361,267	8,797,048
*	Belle Corp.	4,041,000	127,845
	China Banking Corp.	7,846,432	7,893,777
*	Converge Information & Communications Technology Solutions, Inc.	575,600	158,942
	Cosco Capital, Inc.	10,298,600	963,309
	DMCI Holdings, Inc.	10,223,900	1,966,151
	East West Banking Corp.	1,924,700	336,430
	Filinvest Development Corp.	384,400	35,796
	Filinvest Land, Inc.	73,198,031	1,006,780
	First Philippine Holdings Corp.	3,175,100	3,313,073
*	Global Ferronickel Holdings, Inc.	6,682,116	162,483
	Globe Telecom, Inc.	345	12,730
	GT Capital Holdings, Inc.	182,687	2,257,122
	JG Summit Holdings, Inc.	9,573,557	3,997,200
	LT Group, Inc.	9,204,800	1,629,440
	Megaworld Corp.	46,669,300	1,851,749
	Metropolitan Bank & Trust Co.	7,723,622	10,067,287
	Petron Corp.	12,899,900	560,043
	Philcomsat Holdings Corp.	497,957	916,648
	Philex Mining Corp.	4,703,000	267,161
*	Philippine National Bank	2,800,685	1,308,128
*††	Philippine National Construction Corp.	398,900	6,308
	Philippine Savings Bank	1,934,539	2,028,646
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	67,841
*Ω	PNB Housing Finance Ltd.	429,033	4,899,806
	Puregold Price Club, Inc.	1,346,900	754,464
	RFM Corp.	762,400	52,613
	Rizal Commercial Banking Corp.	4,608,906	2,131,006
	Robinsons Land Corp.	12,002,708	3,169,938
	Robinsons Retail Holdings, Inc.	878,060	589,311

1163

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	San Miguel Corp.	4,688,756	$7,158,158
	Security Bank Corp.	1,453,254	2,301,068
*	Shell Pilipinas Corp.	112,730	18,016
*	Top Frontier Investment Holdings, Inc.	473,692	528,539
	Union Bank of the Philippines	8,560,030	5,601,250
	Vista Land & Lifescapes, Inc.	31,321,968	882,424

TOTAL PHILIPPINES			87,240,707

POLAND — (0.8%)
*	Agora SA	237,431	574,913
	Alior Bank SA	411,707	8,996,522
	Amica SA	9,232	133,647
	Arctic Paper SA	10,901	47,405
	Asseco Poland SA	141,805	3,181,037
*	Bank Millennium SA	847,159	1,764,087
#	Boryszew SA	290,767	388,291
#*	Cognor Holding SA	28,557	44,333
#*	Cyfrowy Polsat SA	740,794	2,342,727
	Develia SA	1,040,450	1,467,545
*	Enea SA	1,224,710	3,408,777
*	Grenevia SA	115,828	54,489
#*	Jastrzebska Spolka Weglowa SA	295,423	1,984,609
	KGHM Polska Miedz SA	501,152	18,756,952
	Lubelski Wegiel Bogdanka SA	34,837	186,508
	Mirbud SA	15,627	43,160
	ORLEN SA	2,834,616	37,011,783
*	PGE Polska Grupa Energetyczna SA	3,863,072	6,678,478
*	PKP Cargo SA	149,223	611,766
	Powszechny Zaklad Ubezpieczen SA	3,966	39,332
	Stalexport Autostrady SA	176,122	117,476
*	Tauron Polska Energia SA	6,053,526	5,597,925

TOTAL POLAND			93,431,762

QATAR — (0.7%)
*	Aamal Co.	7,950,491	1,914,422
	Al Khaleej Takaful Group QSC	420,398	264,480
	Alijarah Holding Co. QPSC	1,881,266	423,312
	Baladna	4,016,438	1,494,884
	Barwa Real Estate Co.	7,620,996	5,971,474

		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	8,489,897	$9,909,247
	Doha Bank QPSC	8,910,577	4,387,122
	Doha Insurance Co. QSC	63,045	44,552
*	Estithmar Holding QPSC	3,166,319	1,491,118
	Gulf International Services QSC	5,507,630	4,793,642
	Gulf Warehousing Co.	1,106,291	993,902
*	Lesha Bank LLC	955,697	361,685
	Masraf Al Rayan QSC	13,280,026	8,640,938
	Mazaya Real Estate Development QPSC	3,793,397	648,699
	Medicare Group	698,332	915,989
	Mesaieed Petrochemical Holding Co.	10,556,681	4,585,244
	Ooredoo QPSC	3,550,263	11,142,377
	Qatar Aluminum Manufacturing Co.	146,460	51,587
	Qatar Fuel QSC	291,656	1,227,402
	Qatar Gas Transport Co. Ltd.	163,303	191,887
	Qatar Industrial Manufacturing Co. QSC	47,636	33,311
	Qatar Insurance Co. SAQ	2,977,476	1,771,937
	Qatar National Cement Co. QSC	700,719	707,337
	Qatar Navigation QSC	2,283,366	7,174,914
	Salam International Investment Ltd. QSC	5,204,310	996,643
	United Development Co. QSC	7,280,389	2,284,449
	Vodafone Qatar QSC	5,683,096	2,903,166

TOTAL QATAR			75,325,720

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0

1164

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	3,296	$0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0

SAUDI ARABIA — (3.3%)
	Al Babtain Power & Telecommunication Co.	174,163	2,070,247
*	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	692,158
	Al Jouf Agricultural Development Co.	43,029	780,848
*	Al Jouf Cement Co.	337,598	909,799
	Al-Etihad Cooperative Insurance Co.	108,519	611,117
*	AlJazira Takaful Ta’awuni Co.	226,623	991,113
*	Allianz Saudi Fransi Cooperative Insurance Co.	101,730	400,825
*	Alujain Corp.	114,820	1,233,472
*	Amlak International Finance Co.	11,911	41,598
	Arab National Bank	3,725,363	18,735,759
*	Arabia Insurance Cooperative Co.	36,026	120,894
	Arabian Cement Co.	285,356	1,912,114
	Arabian Drilling Co.	64,626	1,890,178
*	Arabian Shield Cooperative Insurance Co.	162,395	828,376
	Arriyadh Development Co.	190,908	1,526,643
*	ARTEX Industrial Investment Co.	41,693	175,937
*	Bank Al-Jazira	2,243,289	9,793,101
	Banque Saudi Fransi	2,245,474	18,594,185
*	Basic Chemical Industries Ltd.	60,464	485,825
	Bawan Co.	4,179	49,463
*	Buruj Cooperative Insurance Co.	33,936	169,530
	City Cement Co.	375,396	1,751,478
*	Dar Al Arkan Real Estate Development Co.	2,750,188	12,177,300

		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	230,648	$2,130,799
*	Emaar Economic City	1,343,432	3,068,711
	Etihad Etisalat Co.	1,740,049	23,957,951
	Gulf Insurance Group	26,348	215,639
*	Herfy Food Services Co.	96,073	623,003
*	Jazan Development & Investment Co.	91,026	329,494
	L’Azurde Co. for Jewelry	92,987	337,358
*	Methanol Chemicals Co.	73,487	337,559
*	Middle East Paper Co.	5,207	55,216
	Mobile Telecommunications Co. Saudi Arabia	2,234,960	6,280,029
*	Najran Cement Co.	480,381	1,170,721
*	National Agriculture Development Co.	272,582	1,920,657
	National Co. for Glass Industries	59,152	857,150
*	National Gypsum	9,353	56,571
*	National Industrialization Co., Class C	29,000	82,347
	Nayifat Finance Co.	147,996	576,665
	Northern Region Cement Co.	483,844	1,156,065
	Qassim Cement Co.	68,227	949,463
*	Rabigh Refining & Petrochemical Co.	1,193,926	2,589,645
	Riyad Bank	1,572,240	10,746,634
	Riyadh Cement Co.	66,088	495,563
	Sahara International Petrochemical Co.	1,681,785	11,759,906
	Saudi Awwal Bank	3,912,024	35,213,375
	Saudi Basic Industries Corp.	2,429,865	47,005,857
*	Saudi Ceramic Co.	246,940	2,137,538
	Saudi Industrial Investment Group	1,133,890	5,371,752
	Saudi Investment Bank	2,365,788	8,292,432
*	Saudi Kayan Petrochemical Co.	3,547,937	7,334,975
*	Saudi Marketing Co.	119,968	710,410
	Saudi National Bank	9,303,306	81,784,658
*	Saudi Public Transport Co.	49,500	289,980
	Saudi Telecom Co.	1,055,317	11,844,080
*	Savola Group	811,989	5,557,847
*	Seera Group Holding	842,948	5,142,690

1165

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	210,426	$799,668
	Sustained Infrastructure Holding Co.	269,445	2,165,070
	Tabuk Cement Co.	307,261	1,009,756
	Taiba Investments Co.	53,053	636,665
*	Umm Al-Qura Cement Co.	136,716	636,482
	Yamama Cement Co.	671,025	5,712,477
	Yanbu Cement Co.	34,851	213,514
	Yanbu National Petrochemical Co.	916,834	9,696,514

TOTAL SAUDI ARABIA			377,194,846

SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	3,566,478	34,179,827
	Adcock Ingram Holdings Ltd.	30,875	121,118
	AECI Ltd.	615,423	3,369,986
	African Rainbow Minerals Ltd.	491,408	4,947,789
	Alexander Forbes Group Holdings Ltd.	1,141,266	467,699
	Altron Ltd., Class A	134,145	140,888
	Anglo American Platinum Ltd.	38,284	1,504,844
	Aspen Pharmacare Holdings Ltd.	1,258,387	12,784,013
*	Astral Foods Ltd.	129,780	1,273,364
	Barloworld Ltd.	1,128,160	5,313,416
*	Blue Label Telecoms Ltd.	2,430,088	764,030
#*	Brait PLC	14,327,183	1,321,490
	Caxton & CTP Publishers & Printers Ltd.	880,422	618,768
	DataTec Ltd.	3,964,047	9,066,508
	DRDGOLD Ltd. (DRD SJ)	198,805	242,719
	Exxaro Resources Ltd.	892,975	8,420,834
	Foschini Group Ltd.	1,397,097	12,203,728
	Grindrod Ltd.	371,094	296,841
	Harmony Gold Mining Co. Ltd. (HAR SJ)	573,795	6,225,317
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	277,875	3,012,165
	Hudaco Industries Ltd.	161,335	1,843,353

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Impala Platinum Holdings Ltd.	2,870,375	$18,945,990
	Investec Ltd.	425,866	3,326,143
*	KAP Ltd.	9,344,639	1,745,375
	Lewis Group Ltd.	725,042	2,932,917
	Life Healthcare Group Holdings Ltd.	1,798,794	1,631,281
	Merafe Resources Ltd.	8,494,303	694,601
*	Metair Investments Ltd.	1,026,865	624,645
	Momentum Group Ltd.	6,268,713	10,225,530
	Motus Holdings Ltd.	645,415	4,322,038
	Mpact Ltd.	1,793,842	2,987,659
	MTN Group Ltd.	4,804,688	23,862,701
	Naspers Ltd., Class N	59,648	14,097,652
	Nedbank Group Ltd.	1,692,722	28,690,697
	Netcare Ltd.	2,278,050	1,916,177
	Northam Platinum Holdings Ltd.	109,280	808,505
	Oceana Group Ltd.	242,393	936,252
#	Old Mutual Ltd. (OMU SJ)	21,062,067	14,539,142
	Omnia Holdings Ltd.	1,091,797	4,166,137
Ω	Pepkor Holdings Ltd.	7,694,516	9,988,044
	PPC Ltd.	6,247,302	1,393,727
*	Rainbow Chicken	132,683	25,807
	Raubex Group Ltd.	1,314,452	3,574,084
*	RCL Foods Ltd.	159,113	82,194
	Reunert Ltd.	687,349	3,140,489
	RFG Holdings Ltd.	23,326	22,405
	Sappi Ltd.	3,174,938	8,541,888
	Sasol Ltd. (SOL SJ)	1,995,840	11,217,655
#	Sibanye Stillwater Ltd. (SBSW US), ADR	954,293	4,456,548
#*	Sibanye Stillwater Ltd. (SSW SJ)	5,964,210	6,953,363
	Southern Sun Ltd.	204,309	96,985
	Standard Bank Group Ltd.	2,525,730	34,773,051
	Super Group Ltd.	2,053,616	2,616,369
*	Telkom SA SOC Ltd.	1,394,149	2,150,549
	Thungela Resources Ltd. (TGA SJ)	254,682	1,836,877
*	Trencor Ltd.	1,135,741	483,596
	Wilson Bayly Holmes-Ovcon Ltd.	161,986	1,976,649
	Zeda Ltd.	1,199,887	986,765

TOTAL SOUTH AFRICA			338,889,184

SOUTH KOREA — (10.7%)
	Advanced Process Systems Corp.	9,052	115,677

1166

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	14,258	$107,379
*	Agabang&Company	17,128	55,535
	AJ Networks Co. Ltd.	29,226	102,903
	Ajin Industrial Co. Ltd.	176,628	344,899
*	ALUKO Co. Ltd.	61,261	101,983
	AMOREPACIFIC Group	78,442	1,264,070
*	Ananti, Inc.	210,287	776,076
	Asia Cement Co. Ltd.	83,810	649,897
	ASIA Holdings Co. Ltd.	4,097	750,739
	Asia Paper Manufacturing Co. Ltd.	125,605	735,990
	BGF Co. Ltd.	80,481	209,486
	BH Co. Ltd.	98,245	1,174,263
	Binggrae Co. Ltd.	945	43,019
	Bixolon Co. Ltd.	17,142	53,727
	BNK Financial Group, Inc.	867,778	5,917,411
	Bookook Securities Co. Ltd.	20,358	412,297
	BYC Co. Ltd.	7,520	176,653
	Byucksan Corp.	185,510	266,926
	Chinyang Holdings Corp.	69,973	161,046
	Chongkundang Holdings Corp.	5,145	207,282
*††	Chorokbaem Media Co. Ltd.	33,099	24,297
	CJ CheilJedang Corp.	37,333	7,386,596
	CJ Corp.	58,172	4,312,644
*	CJ ENM Co. Ltd.	45,169	2,052,659
	CJ Freshway Corp.	5,592	71,561
	CJ Logistics Corp.	27,168	1,722,475
*	Comtec Systems Co. Ltd.	34,090	13,713
	CR Holdings Co. Ltd.	137,416	566,149
	Cuckoo Holdings Co. Ltd.	5,600	98,598
	Cuckoo Homesys Co. Ltd.	5,966	95,824
	Dae Hyun Co. Ltd.	80,792	118,682
	Dae Won Kang Up Co. Ltd.	215,821	615,608
*††	Dae Yu Co. Ltd.	22,377	6,989
*	Daechang Co. Ltd.	179,215	160,837
	Daechang Forging Co. Ltd.	25,990	95,307
	Daedong Corp.	57,366	343,422
	Daehan Flour Mill Co. Ltd.	5,652	543,544

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan New Pharm Co. Ltd.	16,290	$91,610
	Daehan Steel Co. Ltd.	69,851	674,181
	Daesang Corp.	94,889	1,412,673
	Daesang Holdings Co. Ltd.	60,082	380,917
*	Daesung Industrial Co. Ltd.	28,536	71,189
	Daewon San Up Co. Ltd.	45,988	197,921
*	Daewoo Engineering & Construction Co. Ltd.	850,611	2,168,934
	Daewoong Co. Ltd.	27,192	509,682
*††	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,428	262,445
	Daishin Securities Co. Ltd.	127,472	1,584,822
	Daol Investment & Securities Co. Ltd.	180,886	366,063
	Daou Data Corp.	21,894	173,034
	Daou Technology, Inc.	131,192	1,736,806
*	Dasan Networks, Inc.	11,158	27,539
	DB Financial Investment Co. Ltd.	171,696	671,038
	DB HiTek Co. Ltd.	20,418	568,268
	DB Insurance Co. Ltd.	140,428	11,068,406
*	DB, Inc.	94,598	109,605
	Deutsch Motors, Inc.	76,569	257,129
	DGB Financial Group, Inc.	677,735	3,998,994
	DI Dong Il Corp.	19,766	551,557
	DL E&C Co. Ltd.	136,225	3,046,605
	DL Holdings Co. Ltd.	59,323	1,755,818
	DMS Co. Ltd.	70,565	280,318
	DN Automotive Corp.	39,230	545,410
	Dong A Eltek Co. Ltd.	15,298	103,077
	Dong-A Socio Holdings Co. Ltd.	9,127	819,837
	Dong-A ST Co. Ltd.	1,179	65,235
	Dongbang Transport Logistics Co. Ltd.	46,239	76,725
	Dongbu Corp.	7,369	21,402
	Dongkuk CM Co. Ltd.	97,951	453,563
	Dongkuk Holdings Co. Ltd.	61,326	349,132
	Dongkuk Industries Co. Ltd.	47,920	232,625

1167

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Steel Mill Co. Ltd.	177,472	$1,118,363
	Dongsuh Cos., Inc.	6,805	130,887
	Dongsung Chemical Co. Ltd.	131,820	410,382
	Dongwha Pharm Co. Ltd.	64,542	350,688
	Dongwon Development Co. Ltd.	135,408	248,050
	Dongwon F&B Co. Ltd.	16,800	385,295
	Dongyang E&P, Inc.	28,974	393,720
	Doosan Bobcat, Inc.	233,044	6,274,760
	DoubleUGames Co. Ltd.	24,462	940,549
*	Duksan Hi-Metal Co. Ltd.	27,143	89,665
	DY Corp.	76,548	255,793
	DY POWER Corp.	23,114	204,974
	Eagon Industrial Ltd.	7,854	27,962
	Easy Holdings Co. Ltd.	161,383	302,789
	Ecoplastic Corp.	45,007	91,459
	Elentec Co. Ltd.	12,115	47,446
	E-MART, Inc.	56,345	2,651,865
	ENF Technology Co. Ltd.	3,601	41,679
#	Eugene Corp.	262,524	648,239
	Eugene Investment & Securities Co. Ltd.	224,638	640,009
	Eusu Holdings Co. Ltd.	38,014	140,818
	Fila Holdings Corp.	72,800	2,101,133
	Fursys, Inc.	20,360	616,812
*	GAEASOFT	10,822	73,063
	Geumhwa PSC Co. Ltd.	976	19,413
	GOLFZON Co. Ltd.	2,861	133,649
	Golfzon Newdin Holdings Co. Ltd.	94,825	259,454
	Gradiant Corp.	6,187	53,791
	Green Cross Holdings Corp.	7,456	88,307
	GS Global Corp.	240,697	541,559
	GS Holdings Corp. (078930 KS)	227,803	6,785,358
	GS Retail Co. Ltd.	148,119	2,319,079
	Gwangju Shinsegae Co. Ltd.	18,495	397,988
	HAESUNG DS Co. Ltd.	4,917	94,031
	Hana Financial Group, Inc.	1,106,230	47,727,722

		Shares	Value»
SOUTH KOREA — (Continued)
	Handok, Inc.	16,821	$168,499
	Handsome Co. Ltd.	72,028	810,173
	Hanil Cement Co. Ltd.	8,709	89,124
	Hanil Holdings Co. Ltd.	81,808	826,382
	Hanjin Transportation Co. Ltd.	38,966	539,454
	Hankook Tire & Technology Co. Ltd.	271,458	6,913,646
	HanmiGlobal Co. Ltd.	15,826	166,337
	Hanon Systems	195,030	556,889
	Hansae Co. Ltd.	1,354	15,027
	Hansol Holdings Co. Ltd.	92,489	154,315
*	Hansol HomeDeco Co. Ltd.	177,098	88,282
	Hansol Paper Co. Ltd.	70,057	474,748
	Hansol Technics Co. Ltd.	130,088	408,824
	Hanwha Corp.	7,773	157,175
	Hanwha General Insurance Co. Ltd.	85,465	295,368
*	Hanwha Investment & Securities Co. Ltd.	340,239	870,538
	Hanwha Life Insurance Co. Ltd.	854,159	1,822,397
	Hanwha Solutions Corp.	307,981	4,729,469
	Hanyang Eng Co. Ltd.	53,693	659,008
	Hanyang Securities Co. Ltd.	48,595	433,705
	Harim Co. Ltd.	13,374	27,765
	Harim Holdings Co. Ltd.	206,843	805,585
	HB Technology Co. Ltd.	150,024	243,676
	HD Hyundai Co. Ltd.	167,822	9,683,111
	HD Hyundai Construction Equipment Co. Ltd.	64,362	2,389,269
*	HD Hyundai Energy Solutions Co. Ltd.	3,574	59,122
	HD Hyundai Infracore Co. Ltd.	446,882	2,138,814
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	79,041	10,457,984

1168

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Holdings Co. Ltd.	32,754	$266,337
	HDC Hyundai Development Co-Engineering & Construction, Class E	143,625	2,058,790
	HDC Hyundai Engineering Plastics Co. Ltd.	23,111	64,164
*	Heungkuk Fire & Marine Insurance Co. Ltd.	11,355	27,756
	Hitejinro Holdings Co. Ltd.	28,252	200,608
*	HL D&I Halla Corp.	26,570	45,241
	HL Holdings Corp.	26,896	679,521
	HL Mando Co. Ltd.	101,520	2,651,933
#	HMM Co. Ltd.	670,434	8,282,851
	HS Hwasung Co. Ltd.	2,744	17,640
*	HS Hyosung Corp.	1,431	41,323
	HS Industries Co. Ltd.	25,835	79,578
	Huons Global Co. Ltd.	19,183	476,680
	Husteel Co. Ltd.	18,439	53,245
	Hwa Shin Co. Ltd.	45,639	288,333
	Hwangkum Steel & Technology Co. Ltd.	43,722	167,212
	Hy-Lok Corp.	39,093	666,107
#	Hyosung Corp.	6,429	231,204
	Hyosung TNC Corp.	2,059	458,192
*	Hyundai BNG Steel Co. Ltd.	19,621	187,904
	HYUNDAI Corp.	32,752	455,563
	Hyundai Corp. Holdings, Inc.	20,851	157,979
	Hyundai Department Store Co. Ltd.	63,842	2,170,429
	Hyundai Engineering & Construction Co. Ltd.	225,138	4,534,320
	Hyundai Futurenet Co. Ltd.	74,134	209,990
	Hyundai GF Holdings	173,211	559,272
	Hyundai Glovis Co. Ltd.	131,290	11,551,190
	Hyundai Green Food	11,762	99,206
	Hyundai Home Shopping Network Corp.	13,542	466,603

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Livart Furniture Co. Ltd.	27,443	$157,885
	Hyundai Marine & Fire Insurance Co. Ltd.	224,373	4,923,132
	Hyundai Mobis Co. Ltd.	138,385	24,872,316
	Hyundai Motor Co.	482,676	74,346,759
	Hyundai Motor Securities Co. Ltd.	79,020	501,276
	Hyundai Steel Co.	246,068	4,497,896
	Hyundai Wia Corp.	71,583	2,150,045
	Iljin Holdings Co. Ltd.	91,947	264,913
	Ilshin Spinning Co. Ltd.	63,878	370,672
	ILSUNG IS	23,898	273,190
	iMarketKorea, Inc.	84,679	515,094
	Industrial Bank of Korea	1,115,796	11,365,092
	Innocean Worldwide, Inc.	56,939	815,076
*	Interflex Co. Ltd.	3,720	27,198
	INTOPS Co. Ltd.	41,391	599,964
	IS Dongseo Co. Ltd.	61,006	887,839
*	Jahwa Electronics Co. Ltd.	7,588	87,729
	JASTECH Ltd.	7,401	32,822
	JB Financial Group Co. Ltd.	503,610	6,533,377
	JC Chemical Co. Ltd.	22,532	76,321
	Jinsung T.E.C	18,068	111,815
	JS Corp.	2,527	31,773
*	Kakao Games Corp.	20,575	263,029
	Kangnam Jevisco Co. Ltd.	19,813	358,083
	Kangwon Land, Inc.	203,625	2,626,508
#	KB Financial Group, Inc. (KB US), ADR	1,771,954	115,602,278
	KC Co. Ltd.	39,745	541,240
	KCC Corp.	16,239	3,078,097
	KCC Glass Corp.	57,521	1,631,726
	KCTC	21,950	71,583
	KG Chemical Corp.	78,026	223,417
	KG Dongbusteel	15,918	78,473
	KG Eco Solution Co. Ltd.	28,778	107,982
*††	KG Mobility Co.	2,243	7,290
	Kginicis Co. Ltd.	13,945	92,107
	KGMobilians Co. Ltd.	15,820	51,177
	KH Vatec Co. Ltd.	8,347	55,667
	Kia Corp.	1,095,769	72,462,009
	KISCO Corp.	58,802	378,944
	KISCO Holdings Co. Ltd.	32,652	505,761
	KISWIRE Ltd.	58,470	812,130

1169

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	54,030	$5,232,551
	Kolmar Holdings Co. Ltd.	5,350	27,225
	Kolon Corp.	18,937	197,689
	Kolon Enp, Inc.	3,558	14,552
	Kolon Industries, Inc.	79,791	1,870,437
	Kolon Mobility Group Corp.	4,408	7,375
	Komelon Corp.	20,581	158,857
	Korea Alcohol Industrial Co. Ltd.	70,875	463,491
	Korea Asset In Trust Co. Ltd.	264,014	557,833
*	Korea Circuit Co. Ltd.	35,805	258,793
	Korea Electric Terminal Co. Ltd.	30,397	1,676,590
	Korea Fuel-Tech Corp.	14,066	51,085
	Korea Investment Holdings Co. Ltd.	146,899	8,152,737
*	Korea Line Corp.	787,767	1,030,465
	Korea Movenex Co. Ltd.	128,248	332,052
	Korea Petrochemical Ind Co. Ltd.	11,561	898,784
	Korea Real Estate Investment & Trust Co. Ltd.	311,956	235,323
	Korea United Pharm, Inc.	18,134	272,254
	Korean Air Lines Co. Ltd.	585,473	10,106,344
	Korean Reinsurance Co.	643,205	4,386,140
	Kortek Corp.	28,212	166,807
	KPX Chemical Co. Ltd.	11,602	395,451
	KSS LINE Ltd.	81,008	564,398
	KT Skylife Co. Ltd.	88,736	322,579
	KTCS Corp.	53,409	110,058
	Ktis Corp.	60,562	116,125
	Kukdong Oil & Chemicals Co. Ltd.	26,930	72,726
*	Kumho HT, Inc.	112,036	52,260
	Kumho Petrochemical Co. Ltd.	46,316	4,769,379
*	Kumho Tire Co., Inc.	255,679	819,598
	Kumkang Kind Co. Ltd.	73,316	216,882
	Kwang Dong Pharmaceutical Co. Ltd.	117,513	469,868

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	35,956	$344,825
	Kyobo Securities Co. Ltd.	90,758	350,954
	Kyungbang Co. Ltd.	36,874	165,694
*	LB Semicon, Inc.	20,582	65,588
	LEADCORP, Inc.	73,103	227,372
	LF Corp.	81,470	881,770
	LG Chem Ltd.	122,341	27,507,670
	LG Corp.	263,331	14,389,890
*	LG Display Co. Ltd. (LPL US), ADR	2,504,572	9,417,191
	LG Electronics, Inc.	496,899	31,999,386
	LG H&H Co. Ltd.	15,177	3,633,333
	LG HelloVision Co. Ltd.	109,778	207,178
	LG Innotek Co. Ltd.	39,973	5,074,187
	LG Uplus Corp.	974,488	7,062,836
	Lotte Chemical Corp.	53,695	3,690,982
	Lotte Chilsung Beverage Co. Ltd.	12,279	1,085,048
	Lotte Corp.	95,194	1,646,475
*	Lotte Data Communication Co.	2,673	43,767
	LOTTE Fine Chemical Co. Ltd.	80,104	2,681,439
	LOTTE Himart Co. Ltd.	12,671	73,311
*	Lotte Non-Life Insurance Co. Ltd.	88,062	144,268
	Lotte Rental Co. Ltd.	15,190	316,311
	Lotte Shopping Co. Ltd.	34,515	1,644,567
	Lotte Wellfood Co. Ltd.	8,405	794,151
	LS Corp.	64,845	4,871,550
	LS SECURITIES Co. Ltd.	1,062	3,396
*	LVMC Holdings	287,236	453,254
	LX Hausys Ltd.	24,920	712,519
	LX Holdings Corp.	151,951	783,582
	LX International Corp.	134,131	2,945,422
	LX Semicon Co. Ltd.	5,746	253,841
	Maeil Dairies Co. Ltd.	7,598	211,259
	Mcnex Co. Ltd.	4,275	53,440
	Mediana Co. Ltd.	2,853	9,603
	MegaStudy Co. Ltd.	39,697	322,514
	Mgame Corp.	6,897	31,327
	Mi Chang Oil Industrial Co. Ltd.	4,014	282,745
*	Mirae Asset Life Insurance Co. Ltd.	283,746	1,075,076
	Mirae Asset Securities Co. Ltd.	884,275	5,765,446

1170

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MK Electron Co. Ltd.	78,264	$443,325
*	Mobase Electronics Co. Ltd.	63,859	81,867
*	MONAYONGPYONG	3,678	9,998
	Moorim P&P Co. Ltd.	94,663	188,058
	Moorim Paper Co. Ltd.	34,352	51,707
	Motonic Corp.	42,981	269,922
	MS Autotech Co. Ltd.	33,012	73,841
	Namyang Dairy Products Co. Ltd.	1,674	836,394
	Nature Holdings Co. Ltd.	15,603	111,932
	NAVER Corp.	143,766	17,585,712
	Neowiz	4,686	70,451
*	Neowiz Holdings Corp.	18,864	279,861
#*Ω	Netmarble Corp.	55,890	2,336,174
	New Power Plasma Co. Ltd.	5,830	20,392
	Nexen Corp.	102,344	336,814
	Nexen Tire Corp.	166,346	810,856
	NH Investment & Securities Co. Ltd.	507,699	4,888,842
	NHN Corp.	73,493	893,804
	NICE Holdings Co. Ltd.	15,181	123,828
	Nice Information & Telecommunication, Inc.	9,253	125,205
	Nong Shim Holdings Co. Ltd.	11,516	563,245
	Nong Woo Bio Co. Ltd.	4,502	23,559
	NongShim Co. Ltd.	8,358	2,262,037
	NOROO Paint & Coatings Co. Ltd.	49,570	300,745
	NOVAREX Co. Ltd.	28,605	202,512
	NPC	66,175	233,005
	OCI Co. Ltd.	23,801	1,236,687
	OCI Holdings Co. Ltd.	56,461	2,797,460
	Orion Corp.	15,595	1,123,947
	Orion Holdings Corp.	111,864	1,359,638
*††	Osung Advanced Materials Co. Ltd.	238,329	293,261
#	Ottogi Corp.	4,451	1,356,078
	Pan Ocean Co. Ltd.	983,914	2,521,640
	Paradise Co. Ltd.	112,940	862,225
	Partron Co. Ltd.	156,538	805,987
	PHA Co. Ltd.	43,981	313,467
	Poongsan Corp.	88,816	4,442,330
	Poongsan Holdings Corp.	42,592	840,963

		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Holdings, Inc. (005490 KS)	58,373	$14,065,061
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	728,523	43,791,517
	POSCO Steeleon Co. Ltd.	3,364	87,701
*	Power Logics Co. Ltd.	7,449	27,014
*	RFTech Co. Ltd.	34,042	74,328
	Sajo Industries Co. Ltd.	12,362	600,713
	Sajodaerim Corp.	10,562	334,066
	Sam Young Electronics Co. Ltd.	31,048	219,491
	Sambo Corrugated Board Co. Ltd.	24,252	159,383
	Sambo Motors Co. Ltd.	15,316	47,066
	Samho Development Co. Ltd.	90,419	205,233
	SAMHWA Paints Industrial Co. Ltd.	58,810	311,802
	Samick Musical Instruments Co. Ltd.	226,760	178,850
	Samji Electronics Co. Ltd.	15,508	97,804
*	Samkee Corp.	38,245	39,666
	Sammok S-Form Co. Ltd.	26,629	416,158
	SAMPYO Cement Co. Ltd.	155,993	346,490
	Samsung C&T Corp.	176,279	14,884,356
	Samsung Card Co. Ltd. (029780 KS)	102,091	2,974,644
	Samsung Electronics Co. Ltd. (005930 KS)	3,690,167	156,688,128
	Samsung Fire & Marine Insurance Co. Ltd.	19,183	4,650,740
	Samsung Life Insurance Co. Ltd.	208,367	15,247,138
	Samsung SDI Co. Ltd.	24,239	5,683,195
	Samsung SDS Co. Ltd.	1,316	135,723
	Samsung Securities Co. Ltd.	218,225	7,201,274
	SAMT Co. Ltd.	134,144	300,300
	Samyang Corp.	12,340	441,806

1171

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	20,956	$1,076,530
	Samyang Tongsang Co. Ltd.	6,605	231,522
	SAVEZONE I&C Corp.	1,909	2,965
	SeAH Besteel Holdings Corp.	72,342	1,035,455
	SeAH Holdings Corp.	4,354	318,593
	SeAH Steel Corp.	5,976	491,275
	SeAH Steel Holdings Corp.	8,469	1,045,573
	Sebang Co. Ltd.	51,264	442,523
	Sebang Global Battery Co. Ltd.	30,660	1,566,495
	Sejong Industrial Co. Ltd.	73,557	235,857
	Sekonix Co. Ltd.	6,856	26,894
	Sempio Co.	705	22,637
	Seohan Co. Ltd.	336,913	193,424
	Seoul Semiconductor Co. Ltd.	34,034	230,454
	Seoyon Co. Ltd.	56,989	296,780
	Seoyon E-Hwa Co. Ltd.	77,705	762,325
	SFA Engineering Corp.	11,162	169,547
	SGC Energy Co. Ltd.	21,898	420,887
	Shin Heung Energy & Electronics Co. Ltd.	23,272	126,218
#	Shindaeyang Paper Co. Ltd.	74,451	317,523
	Shinhan Financial Group Co. Ltd. (055550 KS)	666,029	24,809,703
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	993,611	37,578,367
	Shinsegae International, Inc.	36,582	345,915
	Shinsegae, Inc.	33,139	3,681,052
	Shinyoung Securities Co. Ltd.	21,122	1,253,530
	Silla Co. Ltd.	23,707	162,585
	SIMPAC, Inc.	108,795	311,850
	Sindoh Co. Ltd.	19,089	565,897
	SK Chemicals Co. Ltd.	19,448	701,578
	SK D&D Co. Ltd.	5,241	30,178
	SK Discovery Co. Ltd.	54,122	1,322,857
*	SK Eternix Co. Ltd.	9,412	101,716
	SK Gas Ltd.	6,891	994,422

		Shares	Value»
SOUTH KOREA — (Continued)
*Ω	SK IE Technology Co. Ltd.	7,378	$182,114
*	SK Innovation Co. Ltd.	18,760	1,585,241
	SK Networks Co. Ltd.	497,060	1,884,307
	SK Securities Co. Ltd.	1,436,879	529,258
	SK, Inc.	125,774	13,459,165
	SL Corp.	64,147	1,525,082
	SNT Dynamics Co. Ltd.	39,955	721,882
	SNT Holdings Co. Ltd.	35,428	580,896
	SNT Motiv Co. Ltd.	42,825	1,414,029
	S-Oil Corp.	161,540	6,700,815
*	Solborn, Inc.	9,903	28,130
	Songwon Industrial Co. Ltd.	44,818	441,820
	Soulbrain Holdings Co. Ltd.	15,819	553,349
	Spigen Korea Co. Ltd.	7,426	109,675
	Suheung Co. Ltd.	12,964	148,126
	Sung Kwang Bend Co. Ltd.	84,751	784,649
*	Sungchang Enterprise Holdings Ltd.	160,607	160,714
	Sungshin Cement Co. Ltd.	86,158	501,077
	Sungwoo Hitech Co. Ltd.	298,139	1,343,307
	Sunjin Co. Ltd.	49,238	235,518
*	Suprema, Inc.	6,154	113,141
	Tae Kyung Industrial Co. Ltd.	64,197	240,165
	Taekwang Industrial Co. Ltd.	1,467	691,919
	TAEKYUNG BK Co. Ltd.	9,137	29,948
*††	Taewoong Co. Ltd.	47,266	470,266
*	Thinkware Systems Corp.	10,654	81,095
	TK Corp.	44,927	400,097
	TKG Huchems Co. Ltd.	14,162	203,910
	Tongyang Life Insurance Co. Ltd.	182,654	806,144
	Tongyang, Inc.	47,638	26,198
*	Top Engineering Co. Ltd.	59,119	166,241
	TP	24,063	24,189
	TS Corp.	230,626	482,838
*	TY Holdings Co. Ltd.	51,139	129,387
	TYM Corp.	40,251	90,572

1172

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Uju Electronics Co. Ltd.	13,511	$141,926
	Unid Co. Ltd.	15,727	793,970
	Unitrontech Co. Ltd.	13,711	48,983
	Value Added Technology Co. Ltd.	7,811	128,376
*	Viatron Technologies, Inc.	2,468	12,153
	Vitzro Tech Co. Ltd.	15,000	74,098
	Webzen, Inc.	6,482	79,613
	Whanin Pharmaceutical Co. Ltd.	32,254	315,472
	WiSoL Co. Ltd.	80,444	355,462
*	Wonik Holdings Co. Ltd.	103,837	166,929
	Wonik Materials Co. Ltd.	14,917	232,218
	Woojin, Inc.	6,494	36,605
*	Woongjin Thinkbig Co. Ltd.	131,944	166,725
	Woori Financial Group, Inc. (316140 KS)	2,109,635	23,486,595
	Woorison F&G Co. Ltd.	31,198	31,530
	Y G-1 Co. Ltd.	61,716	227,273
	Y-entec Co. Ltd.	40,433	191,882
	Yoosung Enterprise Co. Ltd.	31,935	46,347
#	Young Poong Corp.	1,950	561,612
#	Young Poong Precision Corp.	53,659	749,236
	Youngone Corp.	118,412	3,610,635
	Youngone Holdings Co. Ltd.	26,091	1,668,809
	Yuanta Securities Korea Co. Ltd.	385,893	796,483
	YuHwa Securities Co. Ltd.	100,570	162,110
	Zinus, Inc.	13,711	239,445

TOTAL SOUTH KOREA			1,206,179,185

TAIWAN — (20.0%)
	ABC Taiwan Electronics Corp.	14,690	9,954
	Abico Avy Co. Ltd.	586,364	531,384
#	Ability Enterprise Co. Ltd.	1,079,330	1,542,602
#	AcBel Polytech, Inc.	3,168,000	3,124,401
#	Acer, Inc.	9,361,109	11,600,030

		Shares	Value»
TAIWAN — (Continued)
#*	ACES Electronic Co. Ltd.	564,778	$951,335
*	Acon Holding, Inc.	173,000	66,939
#	Acter Group Corp. Ltd.	138,000	1,508,788
#	Action Electronics Co. Ltd.	510,000	277,651
#	ADATA Technology Co. Ltd.	692,000	1,806,165
	Adda Corp.	30,000	28,582
	Advanced Analog Technology, Inc.	17,000	40,238
	Advanced Ceramic X Corp.	7,000	34,800
	Advanced Energy Solution .Holding Co. Ltd.	9,000	143,094
	Advanced International Multitech Co. Ltd.	528,000	1,300,311
#*	Advanced Optoelectronic Technology, Inc.	511,000	395,635
	Advanced Power Electronics Corp.	33,000	79,730
#	Advanced Wireless Semiconductor Co.	37,000	104,531
#	Advancetek Enterprise Co. Ltd.	689,000	1,366,859
*	AEON Motor Co. Ltd.	43,000	42,607
#	AGV Products Corp.	2,016,211	736,438
	Airmate Cayman International Co. Ltd.	26,084	12,368
*	ALI Corp.	162,000	97,978
	Allied Circuit Co. Ltd.	11,000	48,627
	Allied Supreme Corp.	8,000	82,120
#	Alltek Technology Corp.	585,120	730,896
#	Alpha Networks, Inc.	1,121,086	1,196,293
#	Altek Corp.	1,699,365	1,736,179
	Amazing Microelectronic Corp.	18,000	53,785
#	Ambassador Hotel	1,232,000	2,228,134
	AMPACS Corp.	38,000	60,680
	Ampire Co. Ltd.	59,000	64,054
#	AMPOC Far-East Co. Ltd.	299,000	1,059,558
#	AmTRAN Technology Co. Ltd.	3,838,483	2,468,650
#	Anji Technology Co. Ltd.	147,000	150,123

1173

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apacer Technology, Inc.	522,210	$775,992
#	APCB, Inc.	637,000	335,834
	Apex Biotechnology Corp.	309,000	277,094
	Apex Dynamics, Inc.	2,000	48,072
#*	Apex International Co. Ltd.	671,263	902,662
#	Apex Science & Engineering	369,633	133,469
	ARBOR Technology Corp.	39,000	47,566
	Arcadyan Technology Corp.	625,000	3,040,366
#	Ardentec Corp.	2,214,058	3,704,846
#	Argosy Research, Inc.	104,000	499,814
#	ASE Technology Holding Co. Ltd.	13,730,000	64,747,891
	Asia Cement Corp.	7,757,589	11,272,672
	Asia Electronic Material Co. Ltd.	255,000	165,075
	Asia Metal Industries, Inc.	22,000	56,400
#	Asia Optical Co., Inc.	626,000	1,961,002
*	Asia Plastic Recycling Holding Ltd.	435,942	95,537
#	Asia Polymer Corp.	2,200,530	1,123,052
	Asia Tech Image, Inc.	115,000	346,985
	ASolid Technology Co. Ltd.	22,000	38,446
	ASROCK, Inc.	23,000	142,049
	Asustek Computer, Inc.	2,194,000	38,741,437
#	ATE Energy International Co. Ltd.	167,000	161,027
	Aten International Co. Ltd.	7,000	17,257
#	Audix Corp.	399,332	882,884
#	AUO Corp. (AUOTY US), ADR	3,035,020	15,554,477
#	Avalue Technology, Inc.	166,000	508,298
	AVer Information, Inc.	129,000	176,658
	Avermedia Technologies	109,600	134,223
#	Axiomtek Co. Ltd.	284,000	868,221
#*	Azurewave Technologies, Inc.	221,000	279,653
#*	Bank of Kaohsiung Co. Ltd.	4,066,331	1,471,866
#	Basso Industry Corp.	409,000	548,282
#	BenQ Materials Corp.	639,000	638,667

		Shares	Value»
TAIWAN — (Continued)
#	BES Engineering Corp.	7,377,443	$2,482,397
	Bin Chuan Enterprise Co. Ltd.	239,000	270,873
#*	Biostar Microtech International Corp.	748,055	785,273
	Bioteque Corp.	39,000	148,359
	Bizlink Holding, Inc.	547,000	7,885,292
	Bright Led Electronics Corp.	539,000	352,700
#	Brightek Optoelectronic Co. Ltd.	44,000	56,683
	Brighton-Best International Taiwan, Inc.	92,000	96,129
#	Browave Corp.	84,000	364,895
	Calitech Co. Ltd.	36,000	80,382
*	Cameo Communications, Inc.	694,712	260,555
#	Capital Futures Corp.	95,000	166,259
	Capital Securities Corp.	7,557,158	5,183,289
#*	Career Technology MFG. Co. Ltd.	1,013,824	608,973
#	Carnival Industrial Corp.	572,007	177,230
	Castles Technology Co. Ltd.	12,000	40,355
	Caswell, Inc.	86,000	374,598
	Catcher Technology Co. Ltd.	1,937,000	14,097,800
#	Cathay Chemical Works	272,000	421,826
	Cathay Financial Holding Co. Ltd.	26,941,201	56,898,311
#	Cathay Real Estate Development Co. Ltd.	2,926,694	2,192,662
	Cayman Engley Industrial Co. Ltd.	110,000	147,978
#	CCP Contact Probes Co. Ltd.	112,000	156,034
#*	Celxpert Energy Corp.	420,304	330,504
	Cenra, Inc.	621,632	746,967
	Center Laboratories, Inc.	526,214	802,668
	Central Reinsurance Co. Ltd.	1,026,148	848,053
#	Chailease Holding Co. Ltd.	2,954,156	13,833,671

1174

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chain Chon Industrial Co. Ltd.	673,419	$372,413
#*	ChainQui Construction Development Co. Ltd.	571,393	322,613
	Chaintech Technology Corp.	15,000	20,619
#*	Champion Building Materials Co. Ltd.	1,207,445	368,612
	Chang Hwa Commercial Bank Ltd.	18,030,332	9,907,616
#	Chang Wah Electromaterials, Inc.	384,000	645,497
#	Channel Well Technology Co. Ltd.	450,000	861,161
	Chant Sincere Co. Ltd.	19,000	40,325
	Charoen Pokphand Enterprise	268,600	814,483
#	CHC Healthcare Group	551,000	710,435
	CHC Resources Corp.	52,000	109,562
#	Chen Full International Co. Ltd.	303,000	406,271
#	Cheng Loong Corp.	4,390,659	3,248,449
#*	Cheng Mei Materials Technology Corp.	909,880	356,069
	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	10,339,592
#	Cheng Uei Precision Industry Co. Ltd.	2,041,635	4,043,556
#	Chenming Electronic Technology Corp.	236,000	1,149,659
#	Chia Chang Co. Ltd.	635,000	846,320
#	Chia Hsin Cement Corp.	2,597,114	1,421,248
	Chicony Electronics Co. Ltd.	225,000	1,134,696
	Chicony Power Technology Co. Ltd.	45,000	174,915
	Chien Kuo Construction Co. Ltd.	890,797	605,744
	Chien Shing Harbour Service Co. Ltd.	24,496	37,600
#	China Airlines Ltd.	13,804,353	9,626,860
#	China Bills Finance Corp.	3,459,000	1,601,896

		Shares	Value»
TAIWAN — (Continued)
	China Container Terminal Corp.	223,000	$207,813
	China Ecotek Corp.	53,000	104,615
#	China Electric Manufacturing Corp.	1,246,432	625,836
#	China General Plastics Corp.	1,250,585	620,533
#	China Glaze Co. Ltd.	385,799	244,472
#*	China Man-Made Fiber Corp.	6,645,014	1,594,743
	China Metal Products	1,365,969	1,556,356
#	China Motor Corp.	1,050,099	2,227,352
#*	China Petrochemical Development Corp.	11,699,068	2,902,673
#	China Steel Chemical Corp.	176,000	530,998
#	China Steel Corp.	42,144,320	29,475,868
	China Steel Structure Co. Ltd.	7,000	11,567
#	China Wire & Cable Co. Ltd.	434,600	459,262
#	Chinese Maritime Transport Ltd.	366,270	480,366
	Ching Feng Home Fashions Co. Ltd.	110,025	114,264
#	Chin-Poon Industrial Co. Ltd.	2,049,815	2,407,382
#	Chipbond Technology Corp.	2,427,000	4,738,940
	ChipMOS Technologies, Inc. (8150 TT)	2,725,085	2,995,513
	ChipMOS Technologies, Inc. (IMOS US), ADR	23,484	509,363
#	Chlitina Holding Ltd.	97,000	425,417
	Chong Hong Construction Co. Ltd.	530,000	1,432,555
	Chun YU Works & Co. Ltd.	848,750	677,713
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,309,900
	Chung Hwa Chemical Industrial Works Ltd.	57,000	64,830
#*	Chung Hwa Pulp Corp.	1,942,353	1,112,904
*††	Chung Shing Textile Co.	600	0

1175

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	106,000	$139,062
#	Chunghwa Precision Test Tech Co. Ltd.	20,000	363,047
	Chyang Sheng Texing Co. Ltd.	167,000	122,293
	CKM Applied Materials Corp.	50,000	53,576
#	Cleanaway Co. Ltd. (8422 TT)	90,000	512,547
#	Clevo Co.	1,452,000	2,489,225
#*	CMC Magnetics Corp.	2,844,019	1,025,221
#	Collins Co. Ltd.	658,224	365,493
	Compal Electronics, Inc.	16,744,332	18,381,046
#	Compeq Manufacturing Co. Ltd.	4,826,000	9,140,364
	Complex Micro Interconnection Co. Ltd.	33,000	52,761
#	Compucase Enterprise	236,000	458,169
	Concord International Securities Co. Ltd.	141,000	72,262
#*	Concord Securities Co. Ltd.	2,600,313	1,092,323
#	Continental Holdings Corp.	2,142,540	1,863,325
#	Contrel Technology Co. Ltd.	714,000	1,375,509
#	Coremax Corp.	182,000	334,984
#	Coretronic Corp.	1,592,800	3,385,129
#	Co-Tech Development Corp.	623,000	1,137,969
#	Coxon Precise Industrial Co. Ltd.	395,000	256,759
	Cryomax Cooling System Corp.	123,920	152,348
	CTBC Financial Holding Co. Ltd.	65,703,073	72,836,709
	CTCI Corp.	1,832,000	2,493,987
#	CviLux Corp.	233,000	384,055
#	Cyberlink Corp.	141,000	394,522
	CyberPower Systems, Inc.	33,000	314,930
#*	CyberTAN Technology, Inc.	799,000	884,128
#	DA CIN Construction Co. Ltd.	1,306,063	1,989,103

		Shares	Value»
TAIWAN — (Continued)
#	Da-Li Development Co. Ltd.	743,925	$987,179
	Darfon Electronics Corp.	808,000	1,211,441
#	Darwin Precisions Corp.	2,127,635	906,368
	De Licacy Industrial Co. Ltd.	103,880	52,813
	Delpha Construction Co. Ltd.	11,000	13,341
	Depo Auto Parts Ind Co. Ltd.	538,000	4,013,580
#	DFI, Inc.	34,000	90,114
	Dimerco Express Corp.	367,000	962,715
#	D-Link Corp.	3,094,068	1,824,754
	Donpon Precision, Inc.	176,000	188,881
	Drewloong Precision, Inc.	39,000	179,307
#	Dynamic Holding Co. Ltd.	959,873	1,962,981
#	Dynapack International Technology Corp.	750,000	2,505,357
	E.Sun Financial Holding Co. Ltd.	28,573,812	24,297,206
#	Eastech Holding Ltd.	148,000	563,346
*	Eastern Media International Corp.	721,000	420,470
#	Edison Opto Corp.	428,250	347,124
#	Edom Technology Co. Ltd.	988,350	1,129,485
*	Elite Advanced Laser Corp.	62,000	402,470
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,220,754
#	Emerging Display Technologies Corp.	394,000	308,085
††	ENG Electric Co. Ltd.	11,999	51
	Ennoconn Corp.	411,599	3,692,802
	Ennostar, Inc.	2,622,210	3,783,747
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,082,823
#*	Epileds Technologies, Inc.	313,000	369,402
#	Eson Precision Ind Co. Ltd.	441,000	875,841
	Eternal Materials Co. Ltd.	2,505,487	2,416,934
	Eurocharm Holdings Co. Ltd.	7,000	45,287
	Eva Airways Corp.	11,359,355	13,118,940

1176

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	1,630,813	$360,511
#	Evergreen Aviation Technologies Corp.	135,000	387,866
	Evergreen International Storage & Transport Corp.	2,619,000	2,496,485
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	24,911,413
#	EVERGREEN Steel Corp.	702,000	2,219,488
#	Everlight Chemical Industrial Corp.	1,098,950	818,741
	Everlight Electronics Co. Ltd.	2,239,000	5,817,288
*	Everspring Industry Co. Ltd.	116,000	48,993
#*	Evertop Wire Cable Corp.	655,000	456,929
	Excel Cell Electronic Co. Ltd.	37,000	26,257
#	Excellence Opto, Inc.	285,000	245,534
	Excelsior Medical Co. Ltd.	602,348	1,633,372
	Far Eastern Department Stores Ltd.	4,119,445	3,274,251
	Far Eastern International Bank	12,758,463	5,216,873
	Far Eastern New Century Corp.	13,226,528	15,262,432
	Far EasTone Telecommunications Co. Ltd.	1,434,397	3,960,924
	Farcent Enterprise Co. Ltd.	11,000	18,170
#	Farglory F T Z Investment Holding Co. Ltd.	433,780	580,604
	Farglory Land Development Co. Ltd.	1,437,264	3,005,337
	Feature Integration Technology, Inc.	25,000	54,043
#	Feedback Technology Corp.	150,127	646,494
	Feng Hsin Steel Co. Ltd.	185,000	481,198
	First Financial Holding Co. Ltd.	31,249,123	26,313,508
	First Hi-Tec Enterprise Co. Ltd.	62,000	168,613

		Shares	Value»
TAIWAN — (Continued)
	First Hotel	1,014,857	$470,120
#	First Insurance Co. Ltd.	1,400,064	989,224
#*	First Steamship Co. Ltd.	3,588,042	870,668
#	FIT Holding Co. Ltd.	584,150	893,924
#	Fitipower Integrated Technology, Inc.	391,550	2,981,622
#	FLEXium Interconnect, Inc.	1,345,000	3,132,658
#	Flytech Technology Co. Ltd.	196,000	521,530
	FocalTech Systems Co. Ltd.	125,000	324,126
#	Forcecon Tech Co. Ltd.	138,833	654,706
#*	Forest Water Environment Engineering Co. Ltd.	145,400	184,243
#	Formosa Advanced Technologies Co. Ltd.	992,000	1,048,980
#	Formosa Chemicals & Fibre Corp.	7,119,000	8,492,863
#	Formosa Laboratories, Inc.	620,478	1,726,576
#	Formosa Petrochemical Corp.	2,409,000	3,607,231
#	Formosa Plastics Corp.	9,771,000	14,329,179
#	Formosa Sumco Technology Corp.	130,000	475,997
#	Formosa Taffeta Co. Ltd.	3,169,511	1,950,021
	Formosan Rubber Group, Inc.	1,162,761	918,605
#	Formosan Union Chemical	1,809,843	1,268,182
#	Founding Construction & Development Co. Ltd.	1,012,418	634,624
#	Foxconn Technology Co. Ltd.	3,083,142	7,625,839
	Foxsemicon Integrated Technology, Inc.	291,000	3,057,697
#	Franbo Lines Corp.	600,392	344,028
#	Froch Enterprise Co. Ltd.	1,037,734	589,354
#	FSP Technology, Inc.	810,292	1,464,579

1177

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	$142,837
#	Fu Hua Innovation Co. Ltd.	1,409,085	1,362,163
	Fubon Financial Holding Co. Ltd.	24,829,733	69,360,803
#	Fulgent Sun International Holding Co. Ltd.	498,000	1,659,290
#	Fullerton Technology Co. Ltd.	453,200	319,702
#*	Fulltech Fiber Glass Corp.	1,325,964	871,747
	Fusheng Precision Co. Ltd.	65,000	598,782
	Fwusow Industry Co. Ltd.	1,384,429	739,575
#	G Shank Enterprise Co. Ltd.	821,107	2,203,092
	Gamania Digital Entertainment Co. Ltd.	462,000	1,127,201
#	Gemtek Technology Corp.	1,877,962	2,049,254
*	General Interface Solution Holding Ltd.	1,043,000	1,833,761
#	Generalplus Technology, Inc.	237,000	396,511
#	Genius Electronic Optical Co. Ltd.	313,000	4,313,647
#	Getac Holdings Corp.	885,065	3,036,949
	Giant Manufacturing Co. Ltd.	802,000	4,521,709
#	Giantplus Technology Co. Ltd.	2,062,100	1,045,791
	Gigabyte Technology Co. Ltd.	123,287	971,711
#	Global Brands Manufacture Ltd.	1,520,154	2,738,423
#	Global Lighting Technologies, Inc.	167,000	377,168
#	Global Mixed Mode Technology, Inc.	82,000	570,306
	Global PMX Co. Ltd.	18,000	72,731
	Global View Co. Ltd.	28,000	37,003
	Globalwafers Co. Ltd.	244,000	3,176,173
#	Globe Union Industrial Corp.	1,309,126	670,492
#	Gloria Material Technology Corp.	2,025,116	2,879,627

		Shares	Value»
TAIWAN — (Continued)
#	GMI Technology, Inc.	60,221	$122,395
	Golden Long Teng Development Co. Ltd.	93,000	78,681
	Goldsun Building Materials Co. Ltd.	4,517,171	7,478,406
#	Good Will Instrument Co. Ltd.	269,746	360,456
#	Gordon Auto Body Parts	497,000	534,390
#	Gourmet Master Co. Ltd.	410,000	1,124,844
#	Grand Fortune Securities Co. Ltd.	1,110,929	440,698
#*	Grand Pacific Petrochemical	5,603,018	2,099,070
	Grape King Bio Ltd.	249,000	1,165,456
#	Great China Metal Industry	842,000	600,540
#	Great Wall Enterprise Co. Ltd.	2,803,236	4,464,419
	Greatek Electronics, Inc.	793,000	1,419,227
	Group Up Industrial Co. Ltd.	4,000	33,953
	GTM Holdings Corp.	622,900	659,272
*	Hai Kwang Enterprise Corp.	22,000	12,459
	Hannstar Board Corp.	1,500,048	2,579,394
#*	HannStar Display Corp.	4,952,435	1,390,749
#*	HannsTouch Holdings Co.	2,606,001	886,316
#	Hanpin Electron Co. Ltd.	334,000	496,203
#	Harvatek Corp.	770,553	535,441
	Heran Co. Ltd.	10,000	32,554
	Hey Song Corp.	1,745,500	2,249,330
	Hi-Clearance, Inc.	4,296	18,560
*	Highlight Tech Corp.	43,600	79,838
*	High-Tek Harness Enterprise Co. Ltd.	366,000	162,029
	Highwealth Construction Corp.	3,928,960	4,935,210
#	Hi-Lai Foods Co. Ltd.	25,000	119,432
	HIM International Music, Inc.	4,000	14,433
	Hiroca Holdings Ltd.	298,000	282,973
	Hitron Technology, Inc.	179,000	173,268
#	Hiwin Technologies Corp.	633,000	4,610,132
#	Hiyes International Co. Ltd.	24,651	113,465

1178

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ho Tung Chemical Corp.	4,467,475	$1,169,156
#	Hocheng Corp.	1,185,066	637,530
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	455,239
	Holiday Entertainment Co. Ltd.	23,000	58,533
	Holy Stone Enterprise Co. Ltd.	392,800	1,089,113
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	41,819,192	268,049,479
	Hong Ho Precision Textile Co. Ltd.	21,000	27,632
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	931,111
#	Hong TAI Electric Industrial	1,386,000	1,429,272
	Hong YI Fiber Industry Co.	733,000	377,690
	Horizon Securities Co. Ltd.	555,820	195,401
#	Hota Industrial Manufacturing Co. Ltd.	908,000	1,558,074
	Hotai Finance Co. Ltd.	37,000	104,423
#	Hsin Kuang Steel Co. Ltd.	924,000	1,586,968
#	Hsing TA Cement Co.	862,614	495,225
*	HTC Corp.	23,000	31,182
#	Hu Lane Associate, Inc.	329,025	1,717,063
*	Hua Jung Components Co. Ltd.	114,000	53,951
	Hua Nan Financial Holdings Co. Ltd.	24,435,628	19,268,628
	Hua Yu Lien Development Co. Ltd.	32,000	129,328
	Huaku Development Co. Ltd.	991,100	3,608,719
#	Huang Hsiang Construction Corp.	305,000	539,389
#	Hung Ching Development & Construction Co. Ltd.	857,468	841,710
	Hung Sheng Construction Ltd.	1,724,269	1,394,985

		Shares	Value»
TAIWAN — (Continued)
#	Huxen Corp.	173,281	$270,117
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	258,911
#	Hwacom Systems, Inc.	600,000	436,359
	IBF Financial Holdings Co. Ltd.	13,384,140	6,110,649
#	Ichia Technologies, Inc.	1,160,260	1,437,460
#	I-Chiun Precision Industry Co. Ltd.	458,879	1,732,811
*	Ideal Bike Corp.	100,230	27,043
#	IEI Integration Corp.	500,200	1,179,498
#	Infortrend Technology, Inc.	1,013,000	1,132,467
#	Info-Tek Corp.	77,000	94,414
	Innodisk Corp.	4,000	31,793
	Innolux Corp.	21,657,431	10,441,003
#	Inpaq Technology Co. Ltd.	359,930	882,467
#	Integrated Service Technology, Inc.	293,570	1,702,913
*	IntelliEPI, Inc.	5,000	11,539
	Interactive Digital
	Technologies, Inc.	40,000	105,355
#*	International CSRC Investment Holdings Co.	3,729,166	1,731,543
#	Inventec Corp.	6,908,277	9,554,408
#	Iron Force Industrial Co. Ltd.	179,420	612,708
#	ITE Technology, Inc.	357,479	1,490,497
#	ITEQ Corp.	711,000	1,678,056
#	Jarllytec Co. Ltd.	109,000	502,011
#	Jean Co. Ltd.	911,428	657,534
	Jetway Information Co. Ltd.	73,500	118,137
	Jia Wei Lifestyle, Inc.	105,000	228,496
#	Jiin Yeeh Ding Enterprise Co. Ltd.	193,000	479,063
*	Jinli Group Holdings Ltd.	441,532	148,269
	JMC Electronics Co. Ltd.	73,000	97,773
	Johnson Health Tech Co. Ltd.	60,000	278,658
#	Joinsoon Electronics Manufacturing Co. Ltd.	186,921	108,852
#	K Laser Technology, Inc.	785,601	526,272
#	Kaimei Electronic Corp.	387,400	764,613

1179

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kaulin Manufacturing Co. Ltd.	542,656	$246,205
	Kedge Construction Co. Ltd.	184,850	414,662
#	KEE TAI Properties Co. Ltd.	864,780	428,810
	Kenda Rubber Industrial Co. Ltd.	1,373,409	1,269,592
	Kent Industrial Co. Ltd.	18,000	17,076
	Kerry TJ Logistics Co. Ltd.	206,000	257,301
*	Key Ware Electronics Co. Ltd.	373,000	157,965
	KGI Financial Holding Co. Ltd.	54,661,205	28,165,510
#	KHGEARS International Ltd.	105,000	527,133
#	Kindom Development Co. Ltd.	1,887,000	2,648,469
#	King Chou Marine Technology Co. Ltd.	268,100	327,664
#	King Polytechnic Engineering Co. Ltd.	107,100	172,905
	King Yuan Electronics Co. Ltd.	2,567,805	9,677,794
#	King’s Town Bank Co. Ltd.	3,766,012	5,777,055
#*	King’s Town Construction Co. Ltd.	437,380	1,017,851
	Kingstate Electronics Corp.	23,000	33,683
#	Kinko Optical Co. Ltd.	666,756	516,163
#	Kinpo Electronics	5,886,375	4,414,704
#	Kinsus Interconnect Technology Corp.	1,359,000	4,449,429
	KMC Kuei Meng International, Inc.	97,000	410,236
#	Ko Ja Cayman Co. Ltd.	95,000	144,861
#	KS Terminals, Inc.	404,000	947,633
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	14,416
	Kung Long Batteries Industrial Co. Ltd.	89,000	408,914
#*	Kung Sing Engineering Corp.	2,396,875	859,646

		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	638,808	$1,198,795
*	Kuo Yang Construction Co. Ltd.	168,000	109,038
#	Kwong Fong Industries Corp.	481,649	205,171
	Kwong Lung Enterprise Co. Ltd.	300,000	525,865
#	L&K Engineering Co. Ltd.	425,303	2,942,117
	La Kaffa International Co. Ltd.	11,000	35,112
*	LAN FA Textile	985,713	304,349
#	Lanner Electronics, Inc.	363,000	1,001,093
	Largan Precision Co. Ltd. (3008 TT)	328,000	22,973,340
#	Laser Tek Taiwan Co. Ltd.	129,000	270,211
#	Laster Tech Corp. Ltd.	436,000	517,420
*	Leader Electronics, Inc.	74,000	41,067
#*	Lealea Enterprise Co. Ltd.	3,801,898	1,067,003
#	LEE CHI Enterprises Co. Ltd.	891,900	413,494
#	Lelon Electronics Corp.	395,000	879,694
	Lemtech Holdings Co. Ltd.	82,000	263,694
#	Leo Systems, Inc.	93,000	95,267
*	Leofoo Development Co. Ltd.	148,000	80,211
#*	Li Peng Enterprise Co. Ltd.	2,274,381	560,703
#	Lida Holdings Ltd.	316,680	256,161
	Lien Hwa Industrial Holdings Corp.	2,071,942	3,847,428
	Ligitek Electronics Co. Ltd.	105,000	129,120
#	Lingsen Precision Industries Ltd.	1,924,480	1,134,857
#	Lite-On Technology Corp.	6,072,738	19,036,788
	Liton Technology Corp.	52,000	55,605
#*	Long Bon International Co. Ltd.	855,880	566,925

1180

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Long Da Construction & Development Corp.	544,000	$591,471
#*	Longchen Paper & Packaging Co. Ltd.	4,098,859	1,703,964
#	Longwell Co.	682,000	1,646,475
#	Lotus Pharmaceutical Co. Ltd.	77,000	597,620
	Loyalty Founder Enterprise Co. Ltd.	47,000	50,178
	Lu Hai Holding Corp.	54,284	53,093
#	Lucky Cement Corp.	775,000	352,951
	Lumax International Corp. Ltd.	162,000	548,492
*	Lung Yen Life Service Corp.	171,000	245,270
#	Macauto Industrial Co. Ltd.	109,000	208,278
	Macnica Galaxy, Inc.	9,000	18,515
	Macronix International Co. Ltd.	9,388,605	6,991,330
#	Man Zai Industrial Co. Ltd.	226,800	318,736
	Marketech International Corp.	137,000	642,077
#	Mayer Steel Pipe Corp.	716,947	611,561
#	Maywufa Co. Ltd.	182,070	133,991
	Mega Financial Holding Co. Ltd.	21,458,717	26,145,208
#*	Megaforce Co. Ltd.	152,000	139,163
*	Mercuries & Associates Holding Ltd.	2,348,771	1,225,661
*	Mercuries Life Insurance Co. Ltd.	4,316,141	918,254
	Merida Industry Co. Ltd.	375,000	2,042,535
	Merry Electronics Co. Ltd.	958,245	3,128,634
#	METAAGE Corp.	221,000	321,331
	Micro-Star International Co. Ltd.	882,000	4,824,667
#	Mildef Crete, Inc.	142,000	409,062
#	MIN AIK Technology Co. Ltd.	273,600	232,801
	Mitac Holdings Corp.	2,557,682	3,568,940
*	MOSA Industrial Corp.	78,007	55,212
#	Motech Industries, Inc.	873,000	648,740
	MPI Corp.	82,000	2,019,640
#	MSSCORPS Co. Ltd.	135,019	846,869

		Shares	Value»
TAIWAN — (Continued)
#	Nak Sealing Technologies Corp.	83,000	$294,838
#	Namchow Holdings Co. Ltd.	371,000	633,167
	Nan Liu Enterprise Co. Ltd.	9,000	19,726
#	Nan Pao Resins Chemical Co. Ltd.	140,000	1,230,864
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	376,195
#	Nan Ya Plastics Corp.	13,404,000	17,270,060
#	Nan Ya Printed Circuit Board Corp.	686,000	2,769,352
#	Nang Kuang Pharmaceutical Co. Ltd.	171,000	228,910
	Nantex Industry Co. Ltd.	345,000	371,304
#*	Nanya Technology Corp.	3,479,000	4,505,109
	National Aerospace Fasteners Corp.	84,000	227,557
	Netronix, Inc.	25,000	90,588
*	New Asia Construction & Development Corp.	375,000	139,352
#	Nexcom International Co. Ltd.	174,000	258,329
#	Nichidenbo Corp.	380,000	712,481
	Nien Hsing Textile Co. Ltd.	470,061	291,619
#	Niko Semiconductor Co. Ltd.	162,473	227,858
#	Nishoku Technology, Inc.	201,000	822,091
	Nova Technology Corp.	7,000	40,129
#	Nuvoton Technology Corp.	554,000	1,718,455
	O-Bank Co. Ltd.	3,069,604	937,321
#*	Ocean Plastics Co. Ltd.	125,000	131,794
#	Optimax Technology Corp.	217,000	209,632
	Orient Semiconductor Electronics Ltd.	1,115,670	1,319,577
	Oriental Union Chemical Corp.	157,000	85,977
	O-TA Precision Industry Co. Ltd.	6,000	15,458
#	Pacific Construction Co.	1,552,452	493,486

1181

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Paiho Shih Holdings Corp.	211,843	$197,778
#	Pan German Universal Motors Ltd.	59,000	532,722
#	Pan Jit International, Inc.	929,100	1,587,894
	Pan Ram International Corp.	124,000	99,607
#	Pan-International Industrial Corp.	2,067,444	2,390,129
	Parade Technologies Ltd.	57,000	1,240,876
	Parpro Corp.	28,000	25,327
#*	PChome Online, Inc.	397,061	596,949
#	PCL Technologies, Inc.	154,000	508,342
	Pegatron Corp.	9,540,998	28,929,884
	Pegavision Corp.	38,000	440,469
*	Phihong Technology Co. Ltd.	496,000	578,036
	Phison Electronics Corp.	383,000	5,496,583
#	Phoenix Silicon International Corp.	257,000	957,849
	Phoenix Tours International, Inc.	17,000	32,067
	Pixart Imaging, Inc.	279,000	2,079,225
	Plastron Precision Co. Ltd.	101,156	51,128
*	Plotech Co. Ltd.	522,000	211,609
	Podak Co. Ltd.	44,000	78,581
	Posiflex Technology, Inc.	66,000	422,632
	Pou Chen Corp.	8,873,550	10,374,659
#*	Powerchip Semiconductor Manufacturing Corp.	8,676,000	4,790,512
	Powertech Technology, Inc.	2,450,000	9,540,070
	Powertip Technology Corp.	56,000	27,679
	President Securities Corp.	4,203,263	3,342,600
	Primax Electronics Ltd.	1,899,000	4,739,752
#	Prince Housing & Development Corp.	5,432,018	1,751,059
#	Promate Electronic Co. Ltd.	368,000	937,240
#	Prosperity Dielectrics Co. Ltd.	241,000	333,579

		Shares	Value»
TAIWAN — (Continued)
#	Qisda Corp.	5,564,171	$6,190,934
#	QST International Corp.	153,078	317,036
	Qualipoly Chemical Corp.	290,593	395,999
	Quang Viet Enterprise Co. Ltd.	25,000	79,636
#	Quanta Storage, Inc.	680,000	1,999,797
#*	Quintain Steel Co. Ltd.	1,403,247	518,066
#	Radiant Opto-Electronics Corp.	1,869,000	12,165,219
#*	Radium Life Tech Co. Ltd.	2,953,700	878,288
#	Raydium Semiconductor Corp.	121,000	1,268,974
#	Rechi Precision Co. Ltd.	1,380,000	1,104,134
	Rexon Industrial Corp. Ltd.	354,000	378,402
#*	Rich Development Co. Ltd.	3,197,175	986,985
*	Ritek Corp.	3,335,449	1,465,751
*††	Roo Hsing Co. Ltd.	320,000	29,028
	RoyalTek Co. Ltd.	111,000	187,183
	Ruentex Development Co. Ltd.	3,752,900	5,387,687
#	Ruentex Industries Ltd.	2,271,385	5,359,947
	Run Long Construction Co. Ltd.	195,000	291,483
	Sampo Corp.	1,886,340	1,682,815
#	San Fang Chemical Industry Co. Ltd.	116,000	161,397
#	San Far Property Ltd.	1,275,560	968,828
	San Fu Chemical Co. Ltd.	11,000	43,116
#	Sanyang Motor Co. Ltd.	1,610,624	3,479,168
	Savior Lifetec Corp.	319,000	217,586
	Scan-D Corp.	33,000	38,950
	ScinoPharm Taiwan Ltd.	237,000	177,103
	SDI Corp.	126,000	462,986
#*	Sea Sonic Electronics Co. Ltd.	119,000	237,328
	Senao International Co. Ltd.	33,000	35,946
	Senao Networks, Inc.	4,000	17,285
	Sensortek Technology Corp.	15,000	119,669

1182

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sercomm Corp.	550,000	$1,873,668
#	Sesoda Corp.	787,279	969,479
#	Shanghai Commercial & Savings Bank Ltd.	6,737,566	8,369,665
#	Shan-Loong Transportation Co. Ltd.	433,000	273,064
	Sharehope Medicine Co. Ltd.	258,278	239,645
	Sheng Yu Steel Co. Ltd.	611,000	497,538
#	ShenMao Technology, Inc.	194,000	399,239
#	Shieh Yih Machinery Industry Co. Ltd.	143,000	173,851
#	Shih Her Technologies, Inc.	260,000	1,125,534
#*	Shih Wei Navigation Co. Ltd.	1,632,271	880,971
	Shihlin Electric & Engineering Corp.	440,000	2,752,436
*	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	45,591
*	Shin Kong Financial Holding Co. Ltd.	45,403,811	16,065,964
	Shin Ruenn Development Co. Ltd.	54,050	99,616
#	Shin Zu Shing Co. Ltd.	538,517	2,880,939
#*	Shining Building Business Co. Ltd.	1,153,368	373,327
#	Shinkong Insurance Co. Ltd.	763,412	2,322,243
	Shinkong Synthetic Fibers Corp.	6,366,754	3,005,650
#	Shuttle, Inc.	1,693,015	1,062,353
	Sigurd Microelectronics Corp.	2,351,231	5,316,865
	Silicon Power Computer & Communications, Inc.	16,000	15,517
	Simplo Technology Co. Ltd.	326,000	3,436,569
	Sincere Navigation Corp.	1,825,242	1,469,291
	Single Well Industrial Corp.	17,000	18,016

		Shares	Value»
TAIWAN — (Continued)
	Sinher Technology, Inc.	287,000	$317,302
#	Sinmag Equipment Corp.	27,000	119,501
	Sino-American Silicon Products, Inc.	285,000	1,379,391
#	Sinon Corp.	1,847,877	2,399,173
#	SinoPac Financial Holdings Co. Ltd.	43,396,809	30,806,411
#	Sinopower Semiconductor, Inc.	42,000	135,346
#	Sinphar Pharmaceutical Co. Ltd.	333,840	320,272
	Sinyi Realty, Inc.	242,000	225,832
#	Sirtec International Co. Ltd.	393,200	437,305
	Sitronix Technology Corp.	136,000	931,745
#	Siward Crystal Technology Co. Ltd.	740,875	660,563
#	Soft-World International Corp.	131,000	555,676
#	Solar Applied Materials Technology Corp.	1,709,000	3,278,151
#	Solteam, Inc.	176,742	287,469
#	Song Shang Electronics Co. Ltd.	186,000	185,849
#	Southeast Cement Co. Ltd.	901,700	608,649
	Speed Tech Corp.	366,000	557,218
#	Spirox Corp.	342,563	814,859
#	Sports Gear Co. Ltd.	85,000	312,920
#	St. Shine Optical Co. Ltd.	144,000	942,915
#	Standard Chemical & Pharmaceutical Co. Ltd.	426,000	842,462
	Standard Foods Corp.	241,000	282,275
#	S-Tech Corp.	361,000	368,731
#	Sumeeko Industries Co. Ltd.	56,000	188,156
#	Sun Max Tech Ltd.	100,000	156,170
*	Sun Yad Construction Co. Ltd.	180,813	82,350
	Sunflex Tech Co. Ltd.	91,000	82,504
	Sunny Friend Environmental Technology Co. Ltd.	40,000	118,944

1183

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Sunplus Technology Co. Ltd.	416,000	$374,353
	Sunrex Technology Corp.	580,108	1,000,446
#	Sunspring Metal Corp.	481,569	492,461
	Superior Plating Technology Co. Ltd.	15,000	28,300
#	Supreme Electronics Co. Ltd.	2,166,507	4,403,785
#	Swancor Holding Co. Ltd.	210,000	672,896
#	Sweeten Real Estate Development Co. Ltd.	968,670	938,952
#	Symtek Automation Asia Co. Ltd.	197,000	1,215,676
#	Syncmold Enterprise Corp.	451,000	1,405,369
	Synmosa Biopharma Corp.	662,200	746,268
	Synnex Technology International Corp.	4,727,550	10,383,924
	Syn-Tech Chem & Pharm Co. Ltd.	6,000	17,372
	Syscom Computer Engineering Co.	41,000	68,527
	Sysgration	34,000	35,319
#	Systex Corp.	384,000	1,571,507
	T3EX Global Holdings Corp.	463,000	1,225,995
	TA Chen Stainless Pipe	4,956,392	4,991,946
#	Ta Ya Electric Wire & Cable	2,358,350	3,320,080
	Tah Hsin Industrial Corp.	324,701	713,362
#	TA-I Technology Co. Ltd.	235,500	340,482
#*	Tai Tung Communication Co. Ltd.	559,077	473,547
	Taichung Commercial Bank Co. Ltd.	26,830,456	14,762,581
	TaiDoc Technology Corp.	229,000	1,121,733
#	Taiflex Scientific Co. Ltd.	965,397	1,574,078
#	Taimide Tech, Inc.	199,000	273,108
#	Tainan Enterprises Co. Ltd.	540,183	620,999

		Shares	Value»
TAIWAN — (Continued)
#	Tainan Spinning Co. Ltd.	5,726,485	$2,701,615
#	Tai-Saw Technology Co. Ltd.	205,000	163,482
#	Taishin Financial Holding Co. Ltd.	43,752,456	23,246,533
*	Taisun Enterprise Co. Ltd.	425,000	263,583
	Taita Chemical Co. Ltd.	607,394	340,891
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	839,556
	Taiwan Business Bank	25,958,628	12,486,972
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	365,341
	Taiwan Cogeneration Corp.	215,000	286,994
	Taiwan Cooperative Financial Holding Co. Ltd.	23,549,317	18,412,544
	Taiwan Fertilizer Co. Ltd.	2,433,000	4,312,099
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,290,000	1,123,989
#	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,134,264
#*	Taiwan Glass Industry Corp.	4,278,982	2,575,066
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,138,704	5,410,373
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	1,115,293
††	Taiwan Land Development Corp.	4,185,322	65,641
	Taiwan Line Tek Electronic	18,000	16,761
	Taiwan Mask Corp.	146,000	246,375
#	Taiwan Navigation Co. Ltd.	1,074,000	1,029,133
	Taiwan Paiho Ltd.	1,099,000	2,742,604
#	Taiwan PCB Techvest Co. Ltd.	1,470,946	1,716,717
#	Taiwan Sakura Corp.	54,000	139,454
	Taiwan Semiconductor Co. Ltd.	727,000	1,406,793
	Taiwan Shin Kong Security Co. Ltd.	349,390	450,065
	Taiwan Steel Union Co. Ltd.	8,000	29,904

1184

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Styrene Monomer	299,000	$112,073
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,372,804
*	Taiwan TEA Corp.	2,042,092	1,317,959
	Taiwan Union Technology Corp.	630,000	3,119,593
	Taiwan-Asia Semiconductor Corp.	269,000	287,744
#	Taiyen Biotech Co. Ltd.	582,217	607,600
#*	Tatung Co. Ltd.	4,799,000	6,549,916
	TCC Group Holdings Co. Ltd.	18,560,110	18,437,941
	TCI Co. Ltd.	231,000	952,156
#	Te Chang Construction Co. Ltd.	170,260	325,686
#	Teco Electric & Machinery Co. Ltd.	5,004,725	7,649,505
#	Tera Autotech Corp.	77,863	64,358
	Test Research, Inc.	399,000	1,632,065
#	Test Rite International Co. Ltd.	1,078,266	685,196
*	Tex-Ray Industrial Co. Ltd.	260,000	85,008
#	Thermaltake Technology Co. Ltd.	183,000	208,417
#	Thinking Electronic Industrial Co. Ltd.	218,000	1,098,321
#	Thye Ming Industrial Co. Ltd.	270,600	559,585
#	Ton Yi Industrial Corp.	3,835,600	1,953,433
	Tong Hsing Electronic Industries Ltd.	843,480	3,338,396
	Tong Yang Industry Co. Ltd.	1,874,000	6,196,826
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	971,184
#	Top Union Electronics Corp.	207,673	204,720
	Topco Scientific Co. Ltd.	130,000	1,254,979
	Topco Technologies Corp.	18,000	39,204
	Topkey Corp.	227,000	1,621,500
#	Topoint Technology Co. Ltd.	663,459	799,517

		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	104,040	$73,023
#*	TPK Holding Co. Ltd.	1,408,000	1,819,212
#	Transcend Information, Inc.	225,000	670,520
	Tripod Technology Corp.	1,393,000	8,222,290
	Tsang Yow Industrial Co. Ltd.	22,000	20,242
#	Tsann Kuen Enterprise Co. Ltd.	181,182	187,223
#	TSC Auto ID Technology Co. Ltd.	43,199	299,598
	TSRC Corp.	971,000	732,517
	TTY Biopharm Co. Ltd.	23,000	52,473
	Tung Ho Steel Enterprise Corp.	2,802,593	6,406,720
	Tung Ho Textile Co. Ltd.	23,000	16,821
#	Tung Thih Electronic Co. Ltd.	183,800	565,293
#	TURVO International Co. Ltd.	117,000	581,628
	TXC Corp.	1,114,000	4,036,902
#	TYC Brother Industrial Co. Ltd.	866,723	1,586,957
#	Tycoons Group Enterprise	1,671,515	508,096
#*	Tyntek Corp.	1,512,097	1,022,516
	TZE Shin International Co. Ltd.	378,000	262,501
#	Ubright Optronics Corp.	62,000	126,606
#	UDE Corp.	353,000	979,550
	U-Ming Marine Transport Corp.	1,886,000	3,251,454
#	Unic Technology Corp.	238,000	265,471
	Unimicron Technology Corp.	4,224,000	20,629,117
#	Union Bank of Taiwan	12,111,154	5,712,992
*	Union Insurance Co. Ltd.	79,000	82,312
	Unitech Computer Co. Ltd.	477,739	532,439
#*	Unitech Printed Circuit Board Corp.	3,306,346	3,056,751
#	United Microelectronics Corp. (2303 TT)	42,425,681	61,209,490

1185

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Orthopedic Corp.	319,000	$969,563
	United Radiant Technology	20,000	12,244
*	United Renewable Energy Co. Ltd.	262,000	90,595
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
#	Univacco Technology, Inc.	74,000	128,387
	Universal Cement Corp.	2,324,539	2,183,194
#	UPC Technology Corp.	3,688,598	1,268,473
*	UPI Semiconductor Corp.	71,000	538,244
	Userjoy Technology Co. Ltd.	39,900	99,728
#	USI Corp.	4,178,827	1,814,387
*	Usun Technology Co. Ltd.	87,100	175,230
	U-Tech Media Corp.	335,000	194,222
	Utechzone Co. Ltd.	118,000	478,328
#	UVAT Technology Co. Ltd.	43,000	124,788
#	Vanguard International Semiconductor Corp.	1,660,201	4,900,427
	Ve Wong Corp.	912,806	1,350,533
#	Ventec International Group Co. Ltd.	189,000	408,750
*	Victory New Materials Ltd. Co.	245,687	77,037
#	Viking Tech Corp.	196,000	293,308
	Wafer Works Corp.	1,565,000	1,411,403
	Waffer Technology Corp.	66,000	143,899
#	Wah Hong Industrial Corp.	370,516	493,518
	Wah Lee Industrial Corp.	862,100	3,238,449
#	Walsin Lihwa Corp.	9,669,971	8,862,571
#	Walsin Technology Corp.	1,274,000	3,914,617
	Walton Advanced Engineering, Inc.	1,262,853	626,283
	Wan Hai Lines Ltd.	2,350,000	6,221,660
*	We&Win Diversification Co. Ltd.	23,000	20,300
	WEI Chih Steel Industrial Co. Ltd.	16,000	11,446

		Shares	Value»
TAIWAN — (Continued)
#	Wei Chuan Foods Corp.	646,000	$360,232
#	Weikeng Industrial Co. Ltd.	2,081,490	2,241,809
#	Well Shin Technology Co. Ltd.	450,080	874,397
	WELLELL, Inc.	121,000	95,038
*††	Wha Yu Industrial Co. Ltd.	238,000	121,842
#*	Win Semiconductors Corp.	1,392,000	5,154,233
#*	Winbond Electronics Corp.	14,128,422	8,362,481
#	Winmate, Inc.	28,000	119,397
#	Winstek Semiconductor Co. Ltd.	202,000	647,735
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,781,364	4,042,677
#	Wistron Corp.	8,262,343	27,771,106
	Wistron NeWeb Corp.	959,474	3,585,160
#	WITS Corp.	108,659	387,273
	Wonderful Hi-Tech Co. Ltd.	474,000	510,732
	WPG Holdings Ltd.	5,323,284	12,094,858
#	WT Microelectronics Co. Ltd.	2,255,104	7,589,024
#	WUS Printed Circuit Co. Ltd.	572,668	901,551
#	Xxentria Technology Materials Corp.	369,906	681,949
	Ya Horng Electronic Co. Ltd.	22,000	38,493
	Yageo Corp.	1,496,631	25,455,316
	Yang Ming Marine Transport Corp.	4,973,000	10,209,669
#	YC INOX Co. Ltd.	2,009,894	1,355,920
	YCC Parts Manufacturing Co. Ltd.	30,000	53,976
#	Yea Shin International Development Co. Ltd.	924,990	876,037
#	Yem Chio Co. Ltd.	2,519,746	1,427,623
	Yen Sun Technology Corp.	118,000	191,144
*	Yeong Guan Energy Technology Group Co. Ltd.	390,509	468,949
	YFC-Boneagle Electric Co. Ltd.	20,449	17,164
	YFY, Inc.	4,660,847	4,425,063

1186

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yi Jinn Industrial Co. Ltd.	1,197,149	$715,671
	Yieh Phui Enterprise Co. Ltd.	3,961,862	1,859,834
#	Young Fast Optoelectronics Co. Ltd.	432,000	842,195
#	Youngtek Electronics Corp.	596,047	1,308,992
	Yuanta Financial Holding Co. Ltd.	40,542,073	40,662,333
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	35,535
#	Yulon Motor Co. Ltd.	2,624,350	4,639,781
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	517,768
#	YungShin Global Holding Corp.	570,000	996,603
	Yusin Holding Corp.	6,000	24,210
#	Zeng Hsing Industrial Co. Ltd.	196,358	652,068
#	Zenitron Corp.	940,000	930,643
	Zero One Technology Co. Ltd.	601,391	1,862,409
	Zhen Ding Technology Holding Ltd.	3,471,000	11,969,051
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	526,090
#*	Zinwell Corp.	1,096,000	598,935
#	Zippy Technology Corp.	256,000	575,119
#	Zyxel Group Corp.	1,376,793	1,772,879

TOTAL TAIWAN			2,247,964,272

THAILAND — (1.7%)
	AAPICO Hitech PCL (AH/F TB)	938,747	553,595
	AAPICO Hitech PCL (AH-R TB), NVDR	85,550	50,450
*	Absolute Clean Energy PCL	333,200	13,527
	AP Thailand PCL	10,861,130	3,073,753
	Bangchak Corp. PCL	4,774,400	4,845,850
	Bangkok Bank PCL (BBLF TB)	3,293,353	14,346,507
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,130,870
	Bangkok Commercial Asset Management PCL	3,834,000	943,020

		Shares	Value»
THAILAND — (Continued)
	Bangkok Land PCL	45,140,996	$829,380
	Bangkok Life Assurance PCL, NVDR	227,300	170,079
	Banpu PCL	23,152,533	4,288,141
#	Berli Jucker PCL	3,756,900	2,683,102
*	Beyond Securities PCL	1,122,300	39,577
	BKI Holdings PCL	153,028	1,360,450
	Cal-Comp Electronics Thailand PCL, Class F	8,184,021	1,285,385
*	Charoen Pokphand Foods PCL	16,255,500	11,946,552
*	Country Group Development PCL	10,935,100	110,177
	CP Axtra PCL	398,368	401,378
*	Demco PCL	1,112,100	114,687
	Eastern Water Resources Development & Management PCL, Class F	390,600	36,809
#	GFPT PCL	1,911,800	628,863
*	Global Green Chemicals PCL, Class F	445,300	59,118
	ICC International PCL	2,596,398	2,616,018
#	Indorama Ventures PCL	4,563,022	3,515,738
#	IRPC PCL	33,657,700	1,536,016
#*	Italian-Thai Development PCL	7,072,790	142,525
	Kasikornbank PCL (KBANKF TB)	119,500	520,566
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	3,661,962
	Khon Kaen Sugar Industry PCL	7,579,607	458,213
#	Kiatnakin Phatra Bank PCL	770,400	1,244,238
	Krung Thai Bank PCL	9,614,300	5,869,153
	Lalin Property PCL	204,200	39,333
	LH Financial Group PCL	6,930,046	172,507
#	LPN Development PCL	5,081,002	448,700
	MCS Steel PCL	167,400	36,709
*	Millcon Steel PCL	283,350	840
	Northeast Rubber PCL	2,094,488	313,444

1187

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	1,951,865	$274,169
	Polyplex Thailand PCL	1,641,925	647,136
	Precious Shipping PCL	3,339,550	821,404
	Property Perfect PCL	40,331,535	227,085
	Pruksa Holding PCL	2,674,200	705,301
	PTT Exploration & Production PCL	2,507,300	9,399,124
	PTT Global Chemical PCL	6,773,741	5,219,063
	PTT PCL	44,568,100	44,244,521
	Quality Houses PCL	19,840,347	1,093,586
#	Regional Container Lines PCL	1,324,800	1,010,923
	Rojana Industrial Park PCL	3,265,173	706,349
	S Hotels & Resorts PCL	3,855,440	258,210
	Saha Pathana Inter-Holding PCL	2,248,100	4,380,281
	Saha Pathanapibul PCL	1,052,533	1,809,065
	Saha-Union PCL	1,568,500	1,487,391
	Sansiri PCL	66,481,166	3,605,291
#	SC Asset Corp. PCL	7,378,853	660,369
	SCB X PCL	2,427,600	8,165,139
	SCGJWD Logistics PCL	63,200	22,100
	Siam Cement PCL	1,304,300	8,116,847
	Siamgas & Petrochemicals PCL	444,700	93,566
	Somboon Advance Technology PCL	1,029,700	369,221
	SPCG PCL	2,021,300	524,118
#	Sri Trang Agro-Industry PCL	2,300,459	1,411,157
	Sri Trang Gloves Thailand PCL	1,463,000	459,558
	Srithai Superware PCL	5,665,600	228,337
#*	Star Petroleum Refining PCL	4,058,787	805,864
#	Stecon Group PCL	2,688,278	732,913
*	STP & I PCL	3,041,400	371,331
#	Supalai PCL	6,124,800	3,557,448
*	Super Energy Corp. PCL	72,819,209	604,219
	Susco PCL	1,152,200	108,579
	Thai Oil PCL	4,064,174	4,937,950

		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	$1,098,883
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	123,390
	Thai Union Group PCL, Class F	7,114,100	3,162,291
	Thai Wacoal PCL	69,500	61,787
	Thanachart Capital PCL	821,700	1,278,389
	Thoresen Thai Agencies PCL	5,704,376	929,740
	TMBThanachart Bank PCL	73,463,896	3,875,114
#	TPI Polene PCL	35,256,340	1,222,401
	TPI Polene Power PCL	8,704,851	784,198
	WHA Corp. PCL	446,600	77,422

TOTAL THAILAND			189,158,462

TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	4,741,112	254,531
*	Akenerji Elektrik Uretim AS	1,001,854	340,231
	Aksa Enerji Uretim AS	433,225	417,240
	Alarko Holding AS	563,414	1,417,434
*	Albaraka Turk Katilim Bankasi AS	7,612,950	1,168,199
	Aygaz AS	77,379	340,597
*	Bera Holding AS	3,180,259	1,201,699
	Bursa Cimento Fabrikasi AS	1,118,914	208,925
*	Cemas Dokum Sanayi AS	333,921	35,761
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,016,984	241,767
	Deva Holding AS	65,417	127,558
	Dogan Sirketler Grubu Holding AS	5,313,090	2,012,886
	Dogus Otomotiv Servis ve Ticaret AS	274,615	1,685,757
	Eczacibasi Yatirim Holding Ortakligi AS	25,057	131,643

1188

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	664,287	$771,056
	Enka Insaat ve Sanayi AS	3,990,881	5,479,778
	Eregli Demir ve Celik Fabrikalari TAS	4,153,623	5,771,600
*	Esenboga Elektrik Uretim AS	47,753	28,868
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	23,935	292,549
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	880,934	658,113
*	GSD Holding AS	3,662,036	378,291
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	187,581	110,727
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	2,642,315	1,901,993
*	Kerevitas Gida Sanayi ve Ticaret AS	491,381	183,027
	Kervan Gida Sanayi Ve Ticaret AS	1,237,400	83,155
	KOC Holding AS	3,121,381	15,393,015
*	Kordsa Teknik Tekstil AS	238,633	505,220
*	Menderes Tekstil Sanayi ve Ticaret AS	66,278	22,339
*	NET Holding AS	755,428	906,296
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,079,719	184,108
*	Parsan Makina Parcalari Sanayii AS	20,213	49,231
#*	Petkim Petrokimya Holding AS	1,108,811	602,058
	Polisan Holding AS	497,931	149,076
	Sekerbank Turk AS	6,498,165	777,936
	Sok Marketler Ticaret AS	1,013,906	1,165,486
*	TAV Havalimanlari Holding AS	218,790	1,469,894
*	Tekfen Holding AS	962,371	2,115,598

		Shares	Value»
TURKEY — (Continued)
*	Tukas Gida Sanayi ve Ticaret AS	585,778	$112,891
*	Turk Hava Yollari AO	2,320,125	18,453,079
	Turkcell Iletisim Hizmetleri AS	729,813	1,804,588
	Turkiye Petrol Rafinerileri AS	860,319	3,635,229
	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,990,297
*	Turkiye Vakiflar Bankasi TAO, Class D	4,059,017	2,434,386
*	Ulusoy Un Sanayi ve Ticaret AS	167,775	29,448
	Vestel Beyaz Esya Sanayi ve Ticaret AS	326,015	163,541
*	Vestel Elektronik Sanayi ve Ticaret AS	763,721	1,271,689
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	115,272	81,720
*	Zorlu Enerji Elektrik Uretim AS	9,312,723	1,131,156

TOTAL TURKEY			81,691,666

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	10,138,935	24,644,931
	Abu Dhabi National Hotels	4,001,368	632,091
*	Abu Dhabi Ports Co. PJSC	316,341	460,823
	Agility Global PLC	7,748,838	2,632,270
	Agthia Group PJSC	279,672	578,408
*	AL Seer Marine Supplies & Equipment Co. LLC	54,705	57,299
	Aldar Properties PJSC	2,052,049	4,253,497
	Amanat Holdings PJSC	2,967,084	895,484
*	Amlak Finance PJSC	3,015,156	675,221
*	Dana Gas PJSC	21,671,984	3,981,738
	Deyaar Development PJSC	5,501,100	1,064,431
	Dubai Investments PJSC	8,122,215	4,684,818
	Emaar Development PJSC	1,922,002	4,848,203

1189

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	27,293,184	$64,530,329
	Emirates NBD Bank PJSC	3,728,157	19,269,977
*	EMSTEEL Building Materials PJSC	2,653,999	966,571
*	Ghitha Holding PJSC	1,342	8,663
*	Manazel PJSC	773,673	69,786
*	Multiply Group PJSC	11,514,209	7,102,268
	RAK Properties PJSC	5,893,159	1,905,648
	Ras Al Khaimah Ceramics	1,073,890	730,360
*	Union Properties PJSC	3,928,839	368,588

TOTAL UNITED ARAB EMIRATES			144,361,404

TOTAL COMMON STOCKS			11,104,199,140

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.6%)
	Banco ABC Brasil SA, 7.270%	568,244	2,056,369
Ω	Banco BMG SA, 14.617%	147,500	102,570
	Banco Bradesco SA, 10.503%	9,938,310	24,704,374
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	916,281	1,783,141
	Cia de Ferro Ligas da Bahia FERBASA, 5.891%	16,800	21,970
	Eucatex SA Industria e Comercio, 6.457%	269,813	669,760
	Gerdau SA, 4.781%	191,173	605,177
	Marcopolo SA, 5.851%	233,159	341,214
	Petroleo Brasileiro SA, 13.605%	5,271,673	32,746,766
	Raizen SA, 5.546%	2,286,100	1,107,281
	Randon SA Implementos e Participacoes, 4.800%	625,918	1,158,526

	Shares	Value»
BRAZIL — (Continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	344,363	$393,752

TOTAL BRAZIL		65,690,900

COLOMBIA — (0.0%)
Grupo Argos SA, 4.820%	321,558	935,917
Grupo de Inversiones Suramericana SA, 5.895%	721,083	3,786,898

TOTAL COLOMBIA		4,722,815

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	845,508	560,871

TOTAL PREFERRED STOCKS		70,974,586

RIGHTS/WARRANTS — (0.0%)

CHINA — (0.0%)
* Shougang Fushan Resources Group Ltd. Rights 11/05/2024	318,542	7,785

TAIWAN — (0.0%)
* Apex International Co. Ltd Rights	95,421	0
* Ching Feng Home Fashions Co. Ltd. Rights	728	144
* Concord International Securities Co. Ltd. Rights	25,399	2,180
* Fulltech Fiber Glass Corp. Rights	113,871	10,840
* S-Tech Corp. Rights	41,928	1,112
* Unitech Printed Circuit Board Corp. Rights	158,055	21,212
* Wafer Works Corp. Rights 11/04/2024	67,617	5,593

TOTAL TAIWAN		41,081

THAILAND — (0.0%)
* Northeast Rubber PCL Warrants 05/15/2026	349,081	7,862

1190

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
THAILAND — (Continued)
* Power Solution Technologies PCL Warrants 04/29/2027	156,624	$928

TOTAL THAILAND		8,790

TOTAL RIGHTS/WARRANTS		57,656

TOTAL INVESTMENT SECURITIES (Cost $8,660,669,000)		11,175,231,382

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	6,651,653	$76,933,020

TOTAL INVESTMENTS — (100.0%) (Cost $8,737,601,831)			$11,252,164,402

As of October 31, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	12/20/24	$102,925,033	$102,432,225	$(492,808)

Total Futures Contracts			$102,925,033	$102,432,225	$(492,808)

As of October 31, 2024, the value of Rule 144A securities amounted to $232,583,152 or 2.1% of net assets.

Summary of the Fund’s investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$331,645,342	—	—	$331,645,342
Chile	—	$56,137,357	—	56,137,357
China	150,725,688	2,780,054,318	$1,077,096	2,931,857,102
Colombia	7,654,395	87,396	—	7,741,791
Czech Republic	—	11,752,279	—	11,752,279
Greece	—	41,633,712	—	41,633,712
Hong Kong	—	1,679,397	65,895	1,745,292
Hungary	—	19,576,614	—	19,576,614
India	68,714,755	2,132,959,458	—	2,201,674,213
Indonesia	—	186,834,818	172,335	187,007,153
Kuwait	—	52,764,842	—	52,764,842
Malaysia	—	174,921,377	—	174,921,377
Mexico	238,056,015	6,248,843	—	244,304,858
Philippines	—	86,249,910	990,797	87,240,707
Poland	—	93,431,762	—	93,431,762
Qatar	—	75,325,720	—	75,325,720
Saudi Arabia	710,410	376,484,436	—	377,194,846
South Africa	7,468,713	331,420,471	—	338,889,184

1191

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	$206,430,676	$999,717,223	$31,286	$1,206,179,185
Taiwan	16,810,807	2,231,087,773	65,692	2,247,964,272
Thailand	43,468,646	145,689,816	—	189,158,462
Turkey	—	81,691,666	—	81,691,666
United Arab Emirates	—	144,361,404	—	144,361,404
Preferred Stocks
Brazil	65,690,900	—	—	65,690,900
Colombia	4,722,815	—	—	4,722,815
Philippines	—	560,871	—	560,871
Rights/Warrants
China	—	7,785	—	7,785
Taiwan	—	41,081	—	41,081
Thailand	8,790	—	—	8,790
Securities Lending Collateral	—	76,933,020	—	76,933,020

Total Investments in Securities	$1,142,107,952	$10,107,653,349	$2,403,101<>	$11,252,164,402

Financial Instruments
Liabilities
Futures Contracts**	(492,808)	—	—	(492,808)

Total Financial Instruments	$(492,808)	—	—	$(492,808)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2024

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $465,188 of securities on loan)*	$11,175,231
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $76,933)	76,933
Segregated Cash for Futures Contracts	5,212
Foreign Currencies at Value	76,495
Cash	122,364
Receivables:
Investment Securities Sold	526
Dividends, Interest and Tax Reclaims	3,818
Securities Lending Income	1,115
Unrealized Gain on Foreign Currency Contracts	13

Total Assets	11,461,707

LIABILITIES:
Payables:
Upon Return of Securities Loaned	76,940
Investment Securities Purchased	68,771
Due to Advisor	961
Futures Margin Variation	2,026
Unrealized Loss on Foreign Currency Contracts	18
Deferred Taxes Payable	153,149
Accrued Expenses and Other Liabilities	1,802

Total Liabilities	303,667

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,158,040

Investment Securities at Cost	$8,660,669

Foreign Currencies at Cost	$79,998

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2024

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50,145)	$396,455
Dividend Income from Affiliates	5,385
Income from Securities Lending, Net	11,649

Total Investment Income	413,489

Expenses
Investment Management Fees	10,985
Accounting & Transfer Agent Fees	264
Custodian Fees	4,508
Shareholders’ Reports	144
Directors’/Trustees’ Fees & Expenses	87
Professional Fees	369
Other	447

Total Expenses	16,804

Net Expenses	16,804

Net Investment Income (Loss)	396,685

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	188,581
Affiliated Investment Companies Shares Sold	(1)
Futures	18,825
Foreign Currency Transactions	(4,131)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,671,200
Affiliated Investment Companies Shares	2
Futures	3,049
Translation of Foreign Currency-Denominated Amounts	(267)

Net Realized and Unrealized Gain (Loss)	1,877,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,273,943

**	Net of foreign capital gain taxes withheld of $24,143.
***	Including foreign capital gain taxes of $(73,323).

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$396,685	$462,712
Net Realized Gain (Loss) on:
Investment Securities Sold	188,581	13,066
Affiliated Investment Companies Shares Sold	(1)	36
Futures	18,825	6,571
Foreign Currency Transactions	(4,131)	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,671,200	1,083,861
Affiliated Investment Companies Shares	2	81
Futures	3,049	(1,409)
Translation of Foreign Currency-Denominated Amounts	(267)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,273,943	1,559,509

Transactions in Interest:
Contributions	346,752	466,478
Shares Issued in Lieu of Cash Distributions	(2)	—
Withdrawals	(1,592,939)	(1,655,840)

Net Increase (Decrease) from Transactions in Interest	(1,246,189)	(1,189,362)

Total Increase (Decrease) in Net Assets	1,027,754	370,147
Net Assets
Beginning of Year	10,130,286	9,760,139

End of Year	$11,158,040	$10,130,286

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Total Return	23.49%	16.09%	(19.27%)	35.69%	(9.41%)

Net Assets, End of Year (thousands)	$11,158,040	$10,130,286	$9,760,139	$13,469,705	$12,870,255
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.15%	0.14%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.61%	4.33%	4.79%	3.26%	3.25%
Portfolio Turnover Rate	13%	12%	14%	14%	20%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

1197

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $289 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

1198

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Fund.

For the year ended October 31, 2024, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amounts paid by the Fund to the CCO were $8 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$289

1199

E. Purchases and Sales of Securities:

For the year ended October 31, 2024, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,379,539	$2,207,408

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$123,700	$1,089,275	$1,136,043	$(1)	$2	$76,933	6,652	$5,385	—

Total	$123,700	$1,089,275	$1,136,043	$(1)	$2	$76,933		$5,385	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,121,516	$3,335,239	$(1,204,591)	$2,130,648

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$105,852

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2024	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(493)	$(493)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$18,825	$18,825

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$3,049	$3,049

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the year ended October 31, 2024, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
Dimensional Emerging Markets Value Fund	5.58%	$19,613	1	$3	$19,613	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other

1202

for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the year ended October 31, 2024.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2024, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,257	$6,335	$(2,146)

J. Securities Lending:

As of October 31, 2024, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$513,594

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1204

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31,2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

1205

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	87%	—	6%	93%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	83%	—	6%	91%	—	—
Global Small Company Portfolio	71%	—	29%	—	—	100%	38%	86%	—	7%	51%	1%	—
International Small Company Portfolio	100%	—	—	—	—	100%	—	81%	—	7%	85%	1%	—
Japanese Small Company Portfolio	73%	6%	21%	—	—	100%	—	77%	—	8%	79%	—	100%
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	38%	—	—	71%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	—	89%	—	—	84%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	96%	—	11%	96%	—	—
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	43%	—	5%	78%	—	—
DFA Global Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	22%	—	—	—	—	—
DFA International Small Cap Value Portfolio	97%	—	3%	—	—	100%	—	87%	—	8%	90%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	77%	—	7%	89%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	100%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	73%	—	8%	90%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	69%	—	8%	88%	—	—
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	100%	—	14%	100%	—	—
World Core Equity Portfolio	66%	—	34%	—	—	100%	40%	86%	—	6%	71%	2%	—
Selectively Hedged Global Equity Portfolio	39%	—	61%	—	—	100%	37%	85%	—	6%	72%	2%	100%

See accompanying Notes to Financial Statements.

1206

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	50%	—	10%	80%	—	—
Emerging Markets Small Cap Portfolio	100%	—	—	—	—	100%	—	33%	—	21%	62%	—	—
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	46%	—	10%	72%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	44%	—	8%	79%	—	—
Emerging Markets Targeted Value Portfolio	69%	4%	27%	—	—	100%	—	26%	—	12%	60%	—	100%
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	44%	—	12%	83%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio	100%	—	—	—	—	100%	—	96%	—	7%	95%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

See accompanying Notes to Financial Statements.

1207

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

See accompanying Notes to Financial Statements.

1208

ITEM 8	–	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1209

ITEM 9	–	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1210

ITEM 10	–	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to directors, officers, and others is included in the “Fees Paid to Officers and Directors/Trustees” section of the Notes to Financial Statements above.

1211

ITEM 11	–	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable

1212

DFA-103124-001AI

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.

(b)	Not applicable

.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	January 6, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date:	January 6, 2025